UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:                     811-05186

Advanced Series Trust
Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street,
Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102
Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end: 12/31/2012

Date of reporting period: 9/30/2012

Item 1. Schedule of Investments

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 85.6%
AFFILIATED MUTUAL FUNDS — 61.8%
AST BlackRock Value Portfolio	2,950,666	$27,706,749
AST Cohen & Steers Realty Portfolio	36,883,618	265,562,048
AST Federated Aggressive Growth Portfolio*	306,772	3,040,115
AST Global Real Estate Portfolio	47,111,397	418,349,202
AST Goldman Sachs Concentrated Growth Portfolio	1,035,477	32,586,464
AST Goldman Sachs Large-Cap Value Portfolio	1,579,350	27,243,789
AST Goldman Sachs Mid-Cap Growth Portfolio	12,287,390	63,402,934
AST Goldman Sachs Small-Cap Value Portfolio	4,824,233	56,974,188
AST High Yield Portfolio	55,090,846	410,426,803
AST International Growth Portfolio	32,933,276	365,559,367
AST International Value Portfolio	33,324,078	481,199,685
AST Jennison Large-Cap Growth Portfolio*	5,188,859	73,629,904
AST Jennison Large-Cap Value Portfolio	4,456,893	54,641,503
AST Large-Cap Value Portfolio	3,884,999	53,457,582
AST Lord Abbett Core Fixed-Income Portfolio	5,736,013	65,619,989
AST Marsico Capital Growth Portfolio	3,431,433	74,496,420
AST MFS Growth Portfolio*	4,169,482	46,573,111
AST MFS Large-Cap Value Portfolio	2,612,374	26,620,095
AST Mid-Cap Value Portfolio	22,631,080	291,262,006
AST Money Market Portfolio	246,715	246,715
AST Neuberger Berman Core Bond Portfolio	4,127,124	43,664,972
AST Neuberger Berman Mid-Cap Growth Portfolio*	3,783,063	92,685,042
AST Parametric Emerging Markets Equity Portfolio	65,306,756	555,107,427
AST PIMCO Limited Maturity Bond Portfolio	69,159	728,240
AST PIMCO Total Return Bond Portfolio	10,647,022	132,129,546
AST Prudential Core Bond Portfolio	10,220,286	109,663,670
AST QMA US Equity Alpha Portfolio	11,389,153	155,120,270
AST Small-Cap Growth Portfolio*	181,872	4,086,658
AST Small-Cap Value Portfolio	9,683,261	138,954,794
AST T. Rowe Price Equity Income Portfolio	8,650,515	80,709,301
AST T. Rowe Price Large-Cap Growth Portfolio*	5,206,887	75,083,313
AST T. Rowe Price Natural Resources Portfolio	1,130,986	22,303,045
AST Western Asset Core Plus Bond Portfolio	8,161,889	86,842,494
AST Western Asset Emerging Markets Debt Portfolio	34,721,736	352,425,621
Prudential Jennison Market Neutral Fund (Class Z Shares)*	165,249	1,574,824

TOTAL AFFILIATED MUTUAL FUNDS (cost $4,493,668,102)(w)		4,689,677,886

COMMON STOCKS — 9.4%
Advertising
China Century Dragon Media, Inc.*	15,222	2

Aerospace & Defense — 0.1%
Alliant Techsystems, Inc.	12,000	601,320
Engility Holdings, Inc.*	1,233	22,749
Esterline Technologies Corp.*	5,000	280,700
General Dynamics Corp.	4,300	284,316

	Shares	Value
COMMON STOCKS (Continued)
Aerospace & Defense (cont’d.)
Huntington Ingalls Industries, Inc.*	7,500	$315,375
Kratos Defense & Security Solutions, Inc.*	6,807	39,753
L-3 Communications Holdings, Inc.	3,100	222,301
LMI Aerospace, Inc.*	1,000	20,440
Northrop Grumman Corp.	1,400	93,002
Taser International, Inc.*	11,000	66,330
United Technologies Corp.	41,210	3,226,331

		5,172,617

Air Freight & Logistics
Forward Air Corp.	2,100	63,861

Airlines
Alaska Air Group, Inc.*	12,100	424,226
Allegiant Travel Co.*	3,200	202,752
Delta Air Lines, Inc.*	22,900	209,764

		836,742

Auto Components
BorgWarner, Inc.*	2,250	155,498
Dana Holding Corp.	18,600	228,780
Delphi Automotive PLC (United Kingdom)	26,800	830,800
Federal-Mogul Corp.*	13,500	123,525
Lear Corp.	19,170	724,434
Superior Industries International, Inc.	1,300	22,217
TRW Automotive Holdings Corp.*	9,110	398,198

		2,483,452

Auto Parts & Equipment
Johnson Controls, Inc.	51,290	1,405,346

Automobile Manufacturers
Tesla Motors, Inc.*	9,000	263,520
Winnebago Industries, Inc.*	1,800	22,734

		286,254

Automobiles
General Motors Co.*	75,856	1,725,724
Thor Industries, Inc.	12,100	439,472

		2,165,196

Beverages — 0.1%
Coca-Cola Co. (The)	15,440	585,639
Coca-Cola Enterprises, Inc.	37,150	1,161,681
Constellation Brands, Inc. (Class A Stock)*	26,270	849,835
Dr. Pepper Snapple Group, Inc.	5,340	237,790
Grupo Modelo SAB de CV (Mexico)
(Class C Stock)	131,758	1,186,275
National Beverage Corp.*	1,500	22,740
PepsiCo, Inc.	5,960	421,789

		4,465,749

Biotechnology — 0.1%
Acorda Therapeutics, Inc.*	10,000	256,100
Alexion Pharmaceuticals, Inc.*	3,700	423,280
Biogen Idec, Inc.*	14,710	2,195,173
Celgene Corp.*	32,910	2,514,324
Cubist Pharmaceuticals, Inc.*	8,100	386,208
Dendreon Corp.*	12,810	61,872
Genomic Health, Inc.*	5,800	201,202
Myriad Genetics, Inc.*	30,700	828,593
Neurocrine Biosciences, Inc.*	3,900	31,122
RXi Pharmaceuticals Corp.*	9,605	1,018
United Therapeutics Corp.*	14,600	815,848

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Vertex Pharmaceuticals, Inc.*	10,910	$610,415

		8,325,155

Building Materials
Trex Co., Inc.*	9,303	317,418

Building Products
Armstrong World Industries, Inc.	2,600	120,562
China Gengsheng Minerals, Inc.*	3,595	1,438
Fortune Brands Home & Security, Inc.*	33,900	915,639
Gibraltar Industries, Inc.*	11,300	144,866
Lennox International, Inc.	16,500	797,940
Masco Corp.	44,100	663,705
NCI Building Systems, Inc.*	2,400	24,072
Universal Forest Products, Inc.	2,900	120,466

		2,788,688

Capital Markets — 0.1%
Ameriprise Financial, Inc.	6,270	355,446
Ares Capital Corp.	20,500	351,370
CITIC Securities Co. Ltd (China)	24,000	42,091
Goldman Sachs Group, Inc. (The)	10,870	1,235,702
Jefferies Group, Inc.	40,200	550,338
LPL Financial Holdings, Inc.	8,000	228,320
Morgan Stanley	18,760	314,042
Raymond James Financial, Inc.	12,000	439,800

		3,517,109

Chemicals — 0.2%
Air Products & Chemicals, Inc.	38,920	3,218,684
Cabot Corp.	2,700	98,739
Celanese Corp. (Class A Stock)	13,700	519,367
CF Industries Holdings, Inc.	3,800	844,512
Chemtura Corp.*	25,100	432,222
E.I. du Pont de Nemours & Co.	49,580	2,492,387
Eastman Chemical Co.	11,800	672,718
Georgia Gulf Corp.	21,580	781,628
Huntsman Corp.	2,000	29,860
Koppers Holdings, Inc.	5,500	192,115
LSB Industries, Inc.*	8,400	368,508
NewMarket Corp.	600	147,888
Schulman, (A.), Inc.	5,400	128,628
Sherwin-Williams Co. (The)	5,600	833,896
Stepan Co.	800	76,896

		10,838,048

Commercial Banks — 0.1%
Associated Banc-Corp*	2,176	3,634
BOK Financial Corp.	1,400	82,740
CapitalSource, Inc.	47,900	363,082
Chemical Financial Corp.	1,300	31,460
CIT Group, Inc.*	17,800	701,142
Citizens & Northern Corp.	1,600	31,376
Comerica, Inc.	7,500	232,875
Eagle Bancorp, Inc.*	5,200	86,944
East West Bancorp, Inc.	21,000	443,520
Enterprise Financial Services Corp.	2,100	28,560
Fifth Third Bancorp	14,200	220,242
Financial Institutions, Inc.	3,900	72,696
First Bancorp	900	10,377
First Citizens BancShares, Inc. (Class A Stock)	900	146,610

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
First Community Bancshares, Inc.	1,400	$21,364
First Horizon National Corp.	9,870	95,048
First Interstate Bancsystem, Inc.	8,900	133,144
Hanmi Financial Corp.*	5,200	66,612
Huntington Bancshares, Inc.	118,200	815,580
KeyCorp	80,000	699,200
MainSource Financial Group, Inc.	2,400	30,816
Pacific Capital Bancorp*	63	2,892
PNC Financial Services Group, Inc.	2,500	157,750
Popular, Inc. (Puerto Rico)*	16,470	287,072
Regions Financial Corp.	64,330	463,819
Republic Bancorp, Inc. (Class A Stock)	1,400	30,730
Savannah Bancorp, Inc. (The)*	4,609	46,044
Sterling Financial Corp.	5,000	111,350
SunTrust Banks, Inc.	21,290	601,868
SVB Financial Group*	4,890	295,649
Wells Fargo & Co.	57,700	1,992,381
West Coast Bancorp*	16,478	371,085
Western Liberty Bancorp*	60,352	245,633
Zions Bancorporation	10,490	216,671

		9,139,966

Commercial Services & Supplies — 0.1%
Brink’s Co. (The)	10,900	280,021
Consolidated Graphics, Inc.*	2,800	73,052
Copart, Inc.*	20,200	560,146
Courier Corp.	600	7,332
Dollar Thrifty Automotive Group, Inc.*	17,248	1,499,369
Encore Capital Group, Inc.*	3,300	93,258
Ennis, Inc.	1,400	22,974
Genpact Ltd. (Bermuda)	10,760	179,477
GEO Group, Inc. (The)	225,610	6,242,629
Knoll, Inc.	1,800	25,110
Learning Tree International, Inc.*	10,392	52,895
Mine Safety Appliances Co.	4,400	163,988
On Assignment, Inc.*	3,745	74,600
Standard Parking Corp.*	700	15,701
Steelcase, Inc. (Class A Stock)	12,800	126,080
SYKES Enterprises, Inc.*	13,000	174,720
Team, Inc.*	1,900	60,515
Tetra Tech, Inc.*	3,900	102,414
Unifirst Corp.	300	20,037
United Stationers, Inc.	1,400	36,428

		9,810,746

Communications Equipment — 0.1%
Arris Group, Inc.*	5,500	70,345
Black Box Corp.	5,100	130,101
Brocade Communications Systems, Inc.*	102,800	608,062
Cisco Systems, Inc.	76,250	1,455,613
Ditech Networks, Inc.*	107,755	153,012
EchoStar Corp. (Class A Stock)*	1,100	31,526
Emulex Corp.*	13,900	100,219
F5 Networks, Inc.*	7,200	753,840
GeoEye, Inc.*	68,719	1,816,243
Globecomm Systems, Inc.*	1,800	20,070
Ixia*	10,900	175,163
Juniper Networks, Inc.*	17,740	303,531
Loral Space & Communications, Inc.	1,000	71,100
Motorola Solutions, Inc.	4,100	207,255
Polycom, Inc.*	3,500	34,545

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Communications Equipment (cont’d.)
QUALCOMM, Inc.	9,040	$564,910

		6,495,535

Computer Services & Software
Ariba, Inc.*	12,182	545,754
Cognizant Technology Solutions Corp. (Class A Stock)*	8,630	603,410
inContact, Inc.*	3,501	22,827
Pervasive Software, Inc.*	4,516	38,838

		1,210,829

Computers & Peripherals
Apple, Inc.	2,580	1,721,531
Dell, Inc.	4,000	39,440
EMC Corp.*	8,600	234,522
Hewlett-Packard Co.	15,900	271,254
KEYW Holding Corp. (The)*	4,500	56,250
NCR Corp.*	7,300	170,163
Uni-Pixel, Inc.*	4,167	25,794
Vocera Communications, Inc.	1,975	61,047
Xyratex Ltd. (Bermuda)	6,900	63,480

		2,643,481

Conglomerates
Blue Wolf Mongolia Holdings Corp. (British Virgin Islands)*	65,000	663,325
Nautilus Marine Acquisition Corp. (Marshall Islands)*	96,000	964,800
Trio Merger Corp.*	57,000	564,585

		2,192,710

Construction & Engineering — 0.2%
Aecom Technology Corp.*	12,100	256,036
Chicago Bridge & Iron Co. NV (Netherlands)	16,200	617,058
Ferrovial SA (Spain)	462,648	6,019,573
Fluor Corp.	28,840	1,623,115
KBR, Inc.	26,400	787,248
Primoris Services Corp.	2,700	35,235
Shaw Group, Inc. (The)*	51,484	2,245,732
UGL Ltd. (Australia)	206,366	2,232,567
URS Corp.	16,200	572,022
Vinci SA (France)	64,075	2,729,145

		17,117,731

Construction Materials
Eagle Materials, Inc.	19,900	920,574

Consumer Finance
Capital One Financial Corp.	9,880	563,259
Nelnet, Inc. (Class A Stock)	15,500	367,970
SLM Corp.	30,800	484,176

		1,415,405

Consumer Products & Services
JAKKS Pacific, Inc.	32,394	471,981

Containers & Packaging
Crown Holdings, Inc.*	16,760	615,930
CryoPort, Inc.*(g)	17,591	3,518
Greif, Inc. (Class A Stock)	3,800	167,884
Owens-Illinois, Inc.*	32,900	617,204

		1,404,536

	Shares	Value
COMMON STOCKS (Continued)
Distribution/Wholesale
W.W. Grainger, Inc.	2,400	$500,088

Distributors
Core-Mark Holding Co., Inc.	1,900	91,409

Diversified Consumer Services
American Public Education, Inc.*	3,600	131,148
Apollo Group, Inc. (Class A Stock)*	7,800	226,590
Capella Education Co.*	1,700	59,602
Grand Canyon Education, Inc.*	10,900	256,477

		673,817

Diversified Financial Services — 0.1%
Bank of America Corp.	44,010	388,608
BGS Acquisition Corp. (British Virgin Islands)	71,910	734,561
Boston Private Financial Holdings, Inc.*	10,019	39,425
CME Group, Inc.	5,020	287,646
Interactive Brokers Group, Inc. (Class A Stock)	7,000	98,140
IntercontinentalExchange, Inc.*	2,740	365,543
Invesco Ltd. (Bermuda)	32,060	801,179
JPMorgan Chase & Co.	16,400	663,872
State Street Corp.	16,510	692,760
TD Ameritrade Holding Corp.	16,100	247,457

		4,319,191

Diversified Telecommunication Services — 0.1%
Iridium Communications, Inc.*	3,200	23,424
Premiere Global Services, Inc.*	5,300	49,555
tw telecom, Inc.*	19,700	513,579
Verizon Communications, Inc.	21,300	970,641
Vivendi SA (France)	183,091	3,570,390

		5,127,589

Electric Utilities — 0.6%
American Electric Power Co., Inc.	20,110	883,633
CH Energy Group, Inc.	5,790	377,566
Duke Energy Corp.	62,339	4,039,567
Edison International	126,055	5,759,453
El Paso Electric Co.	10,600	363,050
Entergy Corp.	4,100	284,130
Exelon Corp.	82,809	2,946,344
FirstEnergy Corp.	87,987	3,880,227
Genie Energy Ltd. (Class B Stock)	24,140	173,084
GenOn Energy, Inc.*	298,280	754,648
Great Plains Energy, Inc.	195,086	4,342,614
ITC Holdings Corp.	73,498	5,554,979
MGE Energy, Inc.	500	26,495
NextEra Energy, Inc.	13,770	968,444
NV Energy, Inc.	139,050	2,504,291
Pinnacle West Capital Corp.	300	15,840
Portland General Electric Co.	2,600	70,304
PPL Corp.	141,851	4,120,772
SSE PLC (United Kingdom)	201,644	4,532,570
Terna Rete Elettrica Nazionale SpA (Italy)	791,536	2,949,773

		44,547,784

Electrical Equipment — 0.1%
AZZ, Inc.	2,400	91,152
Babcock & Wilcox Co. (The)*	13,900	354,033
Brady Corp. (Class A Stock)	1,700	49,776
Cooper Industries PLC (Ireland)	54,182	4,066,901

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electrical Equipment (cont’d.)
Emerson Electric Co.	38,640	$1,865,153
EnerSys, Inc.*	12,700	448,183
Hubbell, Inc. (Class B Stock)	5,700	460,218
Roper Industries, Inc.	2,500	274,725
Vicor Corp.*	2,900	19,343

		7,629,484

Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.*	10,500	353,955
Avnet, Inc.*	18,600	541,074
Dolby Laboratories, Inc. (Class A Stock)*	19,300	632,075
Energizer Holdings, Inc.	6,210	463,328
Ingram Micro, Inc. (Class A Stock)*	36,800	560,464
Insight Enterprises, Inc.*	5,700	99,636
Molex, Inc. (Class A Stock)	6,233	135,381
OSI Systems, Inc.*	2,000	155,680
Power-One, Inc.*	50,000	280,000
Sanmina-SCI Corp.*	6,700	56,883
TE Connectivity Ltd. (Switzerland)	10,450	355,405
Tech Data Corp.*	11,600	525,480
Tyco International Ltd. (Switzerland)	291,235	16,384,881

		20,544,242

Energy – Alternate Sources
Mission Newenergy Ltd. (Australia)*	2,482	161

Energy Equipment & Services — 0.2%
Atwood Oceanics, Inc.*	14,100	640,845
Baker Hughes, Inc.	5,670	256,454
Ensco PLC (United Kingdom) (Class A Stock)	17,400	949,344
Halliburton Co.	18,730	631,014
Helix Energy Solutions Group, Inc.*	44,200	807,534
Matrix Service Co.*	3,400	35,938
Mitcham Industries, Inc.*	4,700	74,871
Nabors Industries Ltd. (Bermuda)*	6,100	85,583
National Oilwell Varco, Inc.	47,009	3,765,891
Oceaneering International, Inc.	15,500	856,375
Oil States International, Inc.*	9,800	778,708
OYO Geospace Corp.*	1,100	134,651
Parker Drilling Co.*	15,600	65,988
Schlumberger Ltd. (Netherlands)	14,900	1,077,717
SEACOR Holdings, Inc.*	1,000	83,360
Tidewater, Inc.	11,100	538,683
Unit Corp.*	8,800	365,200

		11,148,156

Entertainment & Leisure
Carnival PLC (United Kingdom), ADR	20,710	761,300

Environmental Control
Casella Waste Systems, Inc.*	5,400	23,074

Finance
Infinity Cross Border Acquisition Corp. (British Virgin Islands)	26,400	215,688

Financial – Bank & Trust
BancTrust Financial Group, Inc.*	73,845	222,273
Citigroup, Inc.	17,440	570,637

		792,910

Financial Services
First California Financial Group, Inc.*	96,944	674,730

	Shares	Value
COMMON STOCKS (Continued)
Food & Staples Retailing
CVS Caremark Corp.	900	$43,578
Kellogg Co.	6,150	317,709
Kroger Co. (The)	5,300	124,762
Village Super Market, Inc. (Class A Stock)	700	25,732
Whole Foods Market, Inc.	200	19,480

		531,261

Food Products — 0.3%
Archer-Daniels-Midland Co.	58,450	1,588,671
Bunge Ltd. (Bermuda)	4,900	328,545
Campbell Soup Co.	51,370	1,788,703
ConAgra Foods, Inc.	56,710	1,564,629
Darling International, Inc.*	6,600	120,714
General Mills, Inc.	18,260	727,661
Hillshire Brands Co.	23,615	632,410
Hormel Foods Corp.	6,400	187,136
Ingredion, Inc.	14,100	777,756
Kraft Foods, Inc. (Class A Stock)	318,588	13,173,614
Post Holdings, Inc.	6,600	198,396
Tyson Foods, Inc. (Class A Stock)	49,100	786,582

		21,874,817

Gas Utilities — 0.2%
AGL Resources, Inc.	5,510	225,414
APA Group (Australia)(a)	1,243,182	6,098,684
China Resources Gas Group Ltd. (Bermuda)	1,649,913	3,359,782
ONEOK, Inc.	98,173	4,742,738
Snam SpA (Italy), 144A*	710,000	3,147,729
UGI Corp.	16,400	520,700
WGL Holdings, Inc.	2,100	84,525

		18,179,572

Healthcare Equipment & Services
AMERIGROUP Corp.*	11,032	1,008,656

Healthcare Equipment & Supplies — 0.1%
Atrion Corp.	300	66,450
C.R. Bard, Inc.	2,800	293,020
Cantel Medical Corp.	4,650	125,922
CareFusion Corp.*	36,660	1,040,777
Covidien PLC (Ireland)	34,330	2,039,889
Cyberonics, Inc.*	6,100	319,762
Cynosure, Inc.*	3,100	81,778
Hill-Rom Holdings, Inc.	17,100	496,926
ICU Medical, Inc.*	500	30,240
InspireMD, Inc.*(g)	11,776	26,732
Intuitive Surgical, Inc.*	1,300	644,319
Invacare Corp.	4,400	62,216
Kips Bay Medical, Inc.*	4,566	8,150
Masimo Corp.*	13,200	319,176
Orthofix International NV*	1,200	53,700
ResMed, Inc.	15,200	615,144
Sirona Dental Systems, Inc.*	8,800	501,248
St. Jude Medical, Inc.	9,400	396,022
STERIS Corp.	2,000	70,940
Stryker Corp.	7,230	402,422
Thoratec Corp.*	4,400	152,240
Young Innovations, Inc.	1,200	46,920

		7,793,993

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Providers & Services — 0.1%
Aetna, Inc.	18,700	$740,520
Bio-Reference Labs, Inc.*	4,300	122,894
CIGNA Corp.	6,400	301,888
Coventry Health Care, Inc.	50,587	2,108,972
Gentiva Health Services, Inc.*	2,800	31,696
Health Net, Inc.*	16,700	375,917
Humana, Inc.	15,190	1,065,579
National Healthcare Corp.	1,100	52,514
Neostem, Inc.*	40,000	27,424
Select Medical Holdings Corp.*	12,600	141,498
Sun Healthcare Group, Inc.*	77,500	656,038
Sunrise Senior Living, Inc.*	15,865	226,394
Team Health Holdings, Inc.*	5,967	161,885
UnitedHealth Group, Inc.	25,580	1,417,388
Universal Health Services, Inc. (Class B Stock)	19,100	873,443
WellPoint, Inc.	10,000	580,100

		8,884,150

Healthcare Technology
Computer Programs & Systems, Inc.	9,900	549,945
MedAssets, Inc.*	7,700	137,060
Omnicell, Inc.*	6,400	88,960
Quality Systems, Inc.	26,100	484,155

		1,260,120

Holding Companies – Diversified — 0.2%
Andina Acquisition Corp. (Cayman Islands)	44,550	490,050
Australia Acquisition Corp. (Cayman Islands)*	70,000	716,800
Azteca Acquisition Corp.*	100,000	990,000
Cazador Acquisition Corp. Ltd.*	27,596	267,681
China Growth Equity Investment Ltd. (Cayman Islands), UTS*	55,000	574,750
China VantagePoint Acquisition Co. (Cayman Islands), UTS*	19,454	117,502
Empeiria Acquisition Corp., UTS*	85,000	864,025
Global Cornerstone Holdings Ltd. (British Virgin Islands)*	80,000	1,000,000
Global Eagle Acquisition Corp., UTS*	175,000	1,778,000
Hyde Park Acquisition Corp. II	125,100	1,276,020
Lone Oak Acquisition Corp. (Cayman Islands)*	28,070	223,437
Prime Acquisition Corp. (Cayman Islands)*	51,855	513,365
RLJ Acquisition, Inc.*	96,063	926,047
ROI Acquisition Corp.	81,000	784,485
SCG Financial Acquistion Corp., UTS*	79,900	794,206
Selway Capital Acquisition Corp.	44,978	440,784
Universal Business Payment Solutions Acquisition Corp.*	91,491	551,691

		12,308,843

Hotels, Restaurants & Leisure — 0.1%
AFC Enterprises, Inc.*	2,800	68,880
Biglari Holdings, Inc.*	900	328,554
Bob Evans Farms, Inc.	3,700	144,781
Bravo Brio Restaurant Group, Inc.*	1,700	24,735
Carnival Corp. (Panama)	11,240	409,586
CEC Entertainment, Inc.	3,900	117,468
Cracker Barrel Old Country Store, Inc.	1,700	114,087
International Game Technology	45,900	600,831

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Interval Leisure Group, Inc.	4,300	$81,399
Jack in the Box, Inc.*	6,200	174,282
Panera Bread Co. (Class A Stock)*	5,100	871,539
Papa John’s International, Inc.*	9,700	518,077
Penn National Gaming, Inc.*	2,500	107,750
Pinnacle Entertainment, Inc.*	23,800	291,550
Royal Caribbean Cruises Ltd. (Liberia)	12,200	368,562
Texas Roadhouse, Inc.	10,600	181,260
Wendy’s Co. (The)	50,800	231,140
Wyndham Worldwide Corp.	15,200	797,696

		5,432,177

Household Durables — 0.1%
American Greetings Corp. (Class A Stock)	8,503	142,850
Blyth, Inc.	9,600	249,504
Direcional Engenharia SA (Brazil), 144A(g)	885,924	4,785,235
iRobot Corp.*	10,600	241,256
Jarden Corp.	10,500	554,820
La-Z-Boy, Inc.*	14,300	209,209
Lennar Corp. (Class A Stock)	12,390	430,800
Lennar Corp. (Class B Stock)	1,808	48,708
NACCO Industries, Inc. (Class A Stock)	2,300	288,443
PulteGroup, Inc.*	65,040	1,008,120
Ryland Group, Inc. (The)	6,810	204,300
Tempur-Pedic International, Inc.*	26,400	789,096
Tupperware Brands Corp.	10,100	541,259
Whirlpool Corp.	8,300	688,153

		10,181,753

Household Products
Central Garden & Pet Co.*	64,153	762,779
Physicians Formula Holdings, Inc.*	46,539	226,645
Procter & Gamble Co. (The)	4,010	278,134

		1,267,558

Independent Power Producers & Energy Traders — 0.2%
AES Corp. (The)*	297,682	3,265,572
Calpine Corp.*	384,334	6,648,978
China Hydroelectric Corp. (Cayman Islands), ADS*	232,755	377,063
NRG Energy, Inc.	208,516	4,460,157
Tractebel Energia SA (Brazil)	143,740	2,265,381

		17,017,151

Industrial Conglomerates — 0.1%
Beijing Enterprises Holdings Ltd. (Hong Kong)	680,940	4,530,627
General Electric Co.	4,500	102,195
Seaboard Corp.*	30	67,804
Standex International Corp.	1,400	62,230

		4,762,856

Insurance — 0.2%
ACE Ltd. (Switzerland)	35,100	2,653,560
Allied World Assurance Co. Holdings AG (Switzerland)	4,300	332,175
American Financial Group, Inc.	11,700	443,430
American International Group, Inc.*	15,800	518,082
American National Insurance Co.	700	50,281
Assurant, Inc.	13,600	507,280
AXIS Capital Holdings Ltd. (Bermuda)	31,530	1,101,028
CNA Financial Corp.	4,300	115,240

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Erie Indemnity Co. (Class A Stock)	1,500	$96,405
Everest Re Group Ltd. (Bermuda)	11,600	1,240,736
Genworth Financial, Inc. (Class A Stock)*	82,600	431,998
Hallmark Financial Services, Inc.*	1,800	14,652
Hartford Financial Services Group, Inc. (The)	23,873	464,091
HCC Insurance Holdings, Inc.	15,000	508,350
Maiden Holdings Ltd. (Bermuda)	20,800	184,912
MetLife, Inc.	78,450	2,703,387
National Financial Partners Corp.*	3,400	57,460
PartnerRe Ltd. (Bermuda)	800	59,424
ProAssurance Corp.	3,500	316,540
Reinsurance Group of America, Inc.	3,100	179,397
SeaBright Holdings, Inc.	77,607	853,677
Symetra Financial Corp.	25,600	314,880
Unum Group	25,700	493,954
XL Group PLC (Ireland)	40,440	971,773

		14,612,712

Internet & Catalog Retail — 0.1%
Amazon.com, Inc.*	4,370	1,111,378
Expedia, Inc.	14,460	836,366
HSN, Inc.	17,700	868,185
NutriSystem, Inc.	5,600	58,968
PetMed Express, Inc.	1,500	15,060
Shutterfly, Inc.*	11,800	367,216

		3,257,173

Internet Software & Services — 0.1%
Akamai Technologies, Inc.*	21,000	803,460
AOL, Inc.*	10,800	380,484
Blucora, Inc.*	9,100	162,071
CoStar Group, Inc.*	2,900	236,466
Dice Holdings, Inc.*	23,100	194,502
eBay, Inc.*	9,030	437,142
ExactTarget, Inc.*	6,301	152,610
Facebook, Inc. (Class A Stock)*	2,080	45,032
Google, Inc. (Class A Stock)*	1,110	837,495
IAC/InterActiveCorp.	10,900	567,454
LinkedIn Corp. (Class A Stock)*	2,300	276,920
NIC, Inc.	5,900	87,320
Premier Alliance Group, Inc.*	30,527	22,514
United Online, Inc.	5,900	32,568
VeriSign, Inc.*	4,800	233,712
Vocus, Inc.*	4,200	84,252
Zynga, Inc. (Class A Stock)*	137,260	389,818

		4,943,820

Investment Companies
Arlington Asset Investment Corp.	4,500	107,370
European CleanTech SE (Luxembourg) (Class A Stock)*	57,500	725,456
Fifth Street Finance Corp.	8,254	90,629

		923,455

IT Services — 0.1%
CoreLogic, Inc.*	30,200	801,206
DST Systems, Inc.	7,200	407,232
EPAM Systems, Inc.	1,200	22,728
ExlService Holdings, Inc.*	3,900	115,050
Fidelity National Information Services, Inc.	3,290	102,714
Fiserv, Inc.*	4,400	325,732

	Shares	Value
COMMON STOCKS (Continued)
IT Services (cont’d.)
Heartland Payment Systems, Inc.	3,900	$123,552
Lender Processing Services, Inc.	16,700	465,763
MAXIMUS, Inc.	2,400	143,328
SAIC, Inc.	40,100	482,804
Syntel, Inc.	2,600	162,266
Unisys Corp.*	20,400	424,728
Visa, Inc. (Class A Stock)	2,790	374,641

		3,951,744

Leisure Equipment & Products
Arctic Cat, Inc.*	2,400	99,504
Leapfrog Enterprises, Inc.*	26,900	242,638
Polaris Industries, Inc.	10,500	849,135
Smith & Wesson Holding Corp.*	36,100	397,461

		1,588,738

Life Sciences Tools & Services
Bruker Corp.*	5,600	73,304
Cambrex Corp.*	6,600	77,418
Charles River Laboratories International, Inc.*	15,200	601,920
Complete Genomics, Inc.*	89,680	278,905
Life Technologies Corp.*	8,500	415,480
Mettler-Toledo International, Inc.*	880	150,251
Thermo Fisher Scientific, Inc.	2,400	141,192

		1,738,470

Machinery — 0.2%
AGCO Corp.*	18,400	873,632
American Railcar Industries, Inc.*	2,900	82,186
Barnes Group, Inc.	6,000	150,060
Columbus Mckinnon Corp.*	2,500	37,775
Commercial Vehicle Group, Inc.*	2,800	20,580
Crane Co.	1,400	55,902
Cummins, Inc.	8,500	783,785
Donaldson Co., Inc.	5,200	180,492
Harsco Corp.	3,400	69,802
IDEX Corp.	5,000	208,850
Ingersoll-Rand PLC (Ireland)	12,100	542,322
John Bean Technologies Corp.	3,100	50,623
LB Foster Co. (Class A Stock)	1,100	35,574
Lincoln Electric Holdings, Inc.	14,600	570,130
Lindsay Corp.	1,600	115,152
Meritor, Inc.*	22,900	97,096
Middleby Corp.*	2,800	323,792
Mueller Industries, Inc.	2,200	100,034
Oshkosh Corp.*	24,500	672,035
PACCAR, Inc.	53,600	2,145,340
Parker Hannifin Corp.	600	50,148
Robbins & Myers, Inc.	11,798	703,161
Sauer-Danfoss, Inc.	4,700	188,987
Snap-on, Inc.	1,000	71,870
SPX Corp.	9,310	608,967
Sun Hydraulics Corp.	8,850	235,145
Tennant Co.	2,500	107,050
Timken Co.	19,900	739,484
Titan International, Inc.	30,400	536,864
Toro Co. (The)	12,400	493,272
Trimas Corp.*	1,100	26,521
Trinity Industries, Inc.	8,500	254,745
Valmont Industries, Inc.	2,900	381,350

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Wabtec Corp.	8,000	$642,320

		12,155,046

Manufacturing
Cereplast, Inc.*	26,556	6,905
Gerber Scientific Escrow Shares*	101,412	—

		6,905

Marine — 0.1%
Kirby Corp.*	78,705	4,350,812
Matson, Inc.	6,500	135,915

		4,486,727

Media — 0.3%
AMC Networks, Inc. (Class A Stock)*	4,600	200,192
Arbitron, Inc.	3,000	113,700
Astral Media, Inc. (Canada) (Class A Stock)	23,203	1,137,138
Belo Corp. (Class A Stock)	11,300	88,479
Carmike Cinemas, Inc.*	4,200	47,250
CBS Corp. (Class B Stock)	95,250	3,460,433
Charter Communications, Inc. (Class A Stock)*	49,785	3,737,360
Cinemark Holdings, Inc.	8,900	199,627
Comcast Corp. (Class A Stock)	17,750	634,918
DIRECTV*	3,200	167,872
Discovery Communications, Inc. (Class A Stock)*	6,070	361,954
DISH Network Corp. (Class A Stock)	11,580	354,464
Global Sources Ltd. (Bermuda)*	15,700	102,992
Interpublic Group of Cos., Inc. (The)	4,300	47,816
Journal Communications, Inc. (Class A Stock)*	2,100	10,920
Liberty Global, Inc. (Class C Stock)*	76,786	4,332,266
McGraw-Hill Cos., Inc. (The)	6,200	338,458
Morningstar, Inc.	1,000	62,640
Time Warner Cable, Inc.	57,071	5,425,169
Time Warner, Inc.	100,020	4,533,907
Washington Post Co. (The) (Class B Stock)	400	145,212
Wiley, (John) & Sons, Inc. (Class A Stock)	700	32,165

		25,534,932

Metals & Mining — 0.1%
Alcoa, Inc.	200,620	1,775,487
Allegheny Technologies, Inc.	11,700	373,230
Aurcana Corp. (Canada)*(g)	135,460	163,968
Calvista Gold Corp. (Canada)*	22,500	15,105
Century Aluminum Co.*	17,200	122,980
CGA Mining Ltd. (Australia)*	97,859	278,716
Coeur d’Alene Mines Corp.*	38,500	1,109,955
Commercial Metals Co.	28,900	381,480
Energy Fuels, Inc. (Canada)*	80,000	16,275
Freeport-McMoRan Copper & Gold, Inc.	22,950	908,361
Lion One Metals Ltd. (Canada)*(g)	83,340	55,950
Metals USA Holdings Corp.*	6,200	82,894
Mines Management, Inc.*	1,481	2,281
Newmont Mining Corp.	3,600	201,636
Noranda Aluminum Holding Corp.	15,900	106,371
Peabody Energy Corp.	5,620	125,270
Reliance Steel & Aluminum Co.	11,100	581,085
Solitario Exploration & Royalty Corp.*	938	1,735
Southern Arc Minerals, Inc. (Canada)*(g)	24,506	8,725
Southern Copper Corp.	16,100	553,196

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Steel Dynamics, Inc.	37,600	$422,248
Talison Lithium Ltd. (Australia)*	15,883	104,530
Walter Energy, Inc.	23,430	760,538
Worthington Industries, Inc.	14,500	314,070

		8,466,086

Multiline Retail
Big Lots, Inc.*	6,600	195,228
Dillard’s, Inc. (Class A Stock)	11,100	802,752
Dollar Tree, Inc.*	16,100	777,228

		1,775,208

Multi-Utilities — 0.4%
Alliant Energy Corp.	7,300	316,747
Ameren Corp.	6,100	199,287
CenterPoint Energy, Inc.	207,877	4,427,780
Dominion Resources, Inc.	75,678	4,006,393
E.ON AG (Germany)	109,210	2,591,383
Hera SpA (Italy)(a)	984,426	1,587,621
National Grid PLC (United Kingdom), ADR(a)	119,505	6,615,797
NiSource, Inc.	172,286	4,389,847
PG&E Corp.	44,040	1,879,187
Public Service Enterprise Group, Inc.	5,600	180,208
RWE AG (Germany)	72,408	3,239,462
Sempra Energy	20,530	1,323,980

		30,757,692

Office Electronics

Xerox Corp.	22,800	167,352

Oil & Gas Exploration/Production

Progress Energy Resources Corp. (Canada)	70,562	1,571,872

Oil, Gas & Consumable Fuels — 1.4%
Alon USA Energy, Inc.	18,700	256,190
AltaGas Ltd. (Canada)	172,030	5,905,821
Anadarko Petroleum Corp.	4,450	311,144
Apache Corp.	7,000	605,290
Approach Resources, Inc.*	7,800	235,014
Cabot Oil & Gas Corp.	18,800	844,120
Cameco Corp. (Canada)	149,270	2,903,302
Cameron International Corp.*	2,740	153,632
Cheniere Energy, Inc.*	778,163	12,100,435
Chevron Corp.	10,080	1,174,925
CONSOL Energy, Inc.(a)	47,632	1,431,342
Credo Petroleum Corp.*	1,135	16,446
CVR Energy, Inc.*	480	17,640
Delek US Holdings, Inc.	13,700	349,213
Denbury Resources, Inc.*	4,700	75,952
Emerald Oil, Inc.*	13,500	11,205
Enbridge, Inc. (Canada)	205,691	8,028,120
Energy Transfer Equity LP	70,795	3,199,934
Energy XXI Bermuda Ltd. (Bermuda)	3,700	129,315
EOG Resources, Inc.	11,650	1,305,384
EPL Oil & Gas, Inc.*	7,500	152,175
EQT Corp.	5,600	330,400
EQT Midstream Partners LP	151,363	4,359,254
Golar LNG Ltd. (Bermuda)	64,431	2,486,392
Gulf United Energy, Inc.*(g)	196,239	11,774
Halcon Resources Corp.*	20,772	152,259
Hess Corp.	17,000	913,240
Hollyfrontier Corp.	73,400	3,029,218

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Kinder Morgan, Inc.	190,472	$6,765,565
Marathon Oil Corp.	9,000	266,130
Marathon Petroleum Corp.	8,450	461,286
MarkWest Energy Partners LP	65,350	3,556,347
Murphy Oil Corp.	9,800	526,162
Newfield Exploration Co.*	20,100	629,532
Nexen, Inc. (Canada)	53,396	1,353,055
Occidental Petroleum Corp.	17,180	1,478,511
Phillips 66	2,150	99,696
Plains Exploration & Production Co.*	400	14,988
Pure Energy Services Ltd. (Canada)	2,851	31,842
Rock-Tenn Co. (Class A Stock)	1,660	119,819
Rose Rock Midstream LP(a)	62,036	1,990,735
Royal Dutch Shell PLC (United Kingdom), ADR	50,257	3,488,338
Swift Energy Co.*	27,600	576,288
Targa Resources Corp.	227,595	11,457,132
Tesoro Corp.	27,700	1,160,630
Thermon Group Holdings, Inc.*	3,600	89,964
TransCanada Corp. (Canada)	102,271	4,654,262
Union Drilling, Inc.*	960	6,230
VAALCO Energy, Inc.*	26,400	225,720
Valero Energy Corp.	21,210	671,933
Venoco, Inc.*	156,798	1,862,760
W&T Offshore, Inc.	1,300	24,414
Western Refining, Inc.	33,200	869,176
Williams Cos., Inc. (The)	329,511	11,523,000

		104,392,651

Paper & Forest Products
Buckeye Technologies, Inc.	3,000	96,180
Domtar Corp.	4,400	344,476
Schweitzer-Mauduit International, Inc.	8,200	270,518

		711,174

Personal Products
LML Payment Systems, Inc. (Canada)*	24,394	82,940
Medifast, Inc.*	1,200	31,380
Prestige Brands Holdings, Inc.*	1,800	30,528
USANA Health Sciences, Inc.*	1,800	83,646

		228,494

Pharmaceuticals — 0.1%
Abbott Laboratories	6,160	422,330
Access Pharmaceuticals, Inc.*	24,512	11,030
Allergan, Inc.	5,980	547,648
Eli Lilly & Co.	8,200	388,762
Endo Health Solutions, Inc.*	24,600	780,312
Impax Laboratories, Inc.*	13,200	342,672
Medicis Pharmaceutical Corp. (Class A Stock)	1,005	43,486
Mediq NV (Netherlands)	5,596	92,766
Merck & Co., Inc.	53,610	2,417,811
Mylan, Inc.*	23,020	561,688
Neptune Technologies & Bioressources, Inc. (Canada)*	12,600	49,770
Obagi Medical Products, Inc.*	2,000	24,820
Onyx Pharmaceuticals, Inc.*	6,170	521,365
Par Pharmaceutical Cos., Inc.*	30,985	1,548,630
Pluristem Therapeutics, Inc.*	2,974	12,848
Provectus Pharmaceuticals, Inc.*	79,879	53,519

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Repros Therapeutics, Inc.*	7,543	$114,880
Sarepta Therapeutics, Inc.*	7,291	113,229
SciClone Pharmaceuticals, Inc.*	10,200	56,610
Teva Pharmaceutical Industries Ltd. (Israel), ADR	3,770	156,116
Warner Chilcott PLC (Ireland) (Class A Stock)	44,800	604,800
Watson Pharmaceuticals, Inc.*	5,500	468,380
Zogenix, Inc.*	3,600	2,880

		9,336,352

Professional Services
Equifax, Inc.	12,000	558,960
Exponent, Inc.*	1,000	57,090
ICF International, Inc.*	4,000	80,400
Insperity, Inc.	2,600	65,598
Kelly Services, Inc. (Class A Stock)	7,100	89,460
Kforce, Inc.*	3,400	40,086
Navigant Consulting, Inc.*	9,200	101,660
Resources Connection, Inc.	1,800	23,598

		1,016,852

Real Estate Investment Trusts — 0.3%
AG Mortgage Investment Trust, Inc.	1,800	43,434
Agree Realty Corp.	1,600	40,784
Alexandria Real Estate Equities, Inc.	9,250	680,060
American Campus Communities, Inc.	18,220	799,494
American Capital Agency Corp.	15,500	536,145
American Tower Corp.	5,800	414,062
Apartment Investment & Management Co. (Class A Stock)	20,500	532,795
Ashford Hospitality Trust, Inc.	24,300	204,120
Associated Estates Realty Corp.	9,900	150,084
AvalonBay Communities, Inc.	5,210	708,508
Boston Properties, Inc., REIT	7,330	810,771
Camden Property Trust	3,500	225,715
Campus Crest Communities, Inc.	3,400	36,720
Chatham Lodging Trust	9,900	137,412
Chesapeake Lodging Trust	2,241	44,529
Chimera Investment Corp.	22,200	60,162
CommonWealth REIT	27,025	393,484
Corporate Office Properties Trust	19,300	462,621
DDR Corp.	50,240	771,686
DiamondRock Hospitality Co.	45,500	438,165
Digital Realty Trust, Inc.(a)	26,818	1,873,237
Essex Property Trust, Inc., REIT	1,410	209,018
First Industrial Realty Trust, Inc.*	8,400	110,376
Franklin Street Properties Corp.	10,400	115,128
General Growth Properties, Inc.	43,739	852,036
Health Care REIT, Inc.	4,200	242,550
Healthcare Realty Trust, Inc., REIT	9,600	221,280
Highwoods Properties, Inc., REIT	12,700	414,274
Hospitality Properties Trust	29,300	696,754
Host Hotels & Resorts, Inc.	11,300	181,365
Inland Real Estate Corp.	34,100	281,325
Invesco Mortgage Capital, Inc.	3,900	78,507
Investors Real Estate Trust	9,500	78,565
Liberty Property Trust	38,010	1,377,482
Macerich Co. (The)	18,640	1,066,767
Mid-America Apartment Communities, Inc.	1,500	97,965

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Piedmont Office Realty Trust, Inc. (Class A Stock)	24,400	$423,096
Post Properties, Inc.	13,940	668,562
Public Storage	6,060	843,370
Resource Capital Corp.	38,300	225,204
RLJ Lodging Trust	15,000	283,650
Rouse Properties, Inc.	1,363	19,559
Saul Centers, Inc.	1,600	71,040
Simon Property Group, Inc.	7,470	1,134,021
SL Green Realty Corp.	2,890	231,402
Summit Hotel Properties, Inc.	11,000	93,940
Sun Communities, Inc.	2,847	125,610
Sunstone Hotel Investors, Inc.*	16,400	180,400
Urstadt Biddle Properties, Inc. (Class A Stock)	3,600	72,828
Vornado Realty Trust	1,500	121,575
Western Asset Mortgage Capital Corp.	9,900	219,780
Winthrop Realty Trust	23,900	257,642

		20,359,059

Real Estate Management & Development
CBRE Group, Inc. (Class A Stock)*	38,900	716,149
Forestar Group, Inc.*	4,900	81,634
Jones Lang LaSalle, Inc.	10,400	794,040
Soho China Ltd. (Cayman Islands)	1,295,338	797,261

		2,389,084

Retail & Merchandising
AutoZone, Inc.*	2,480	916,782
Dollar General Corp.*	4,800	247,392
Home Depot, Inc. (The)	11,220	677,351
J. Alexander’s Corp.*	103	1,490
Lowe’s Cos., Inc.	13,970	422,453
Lululemon Athletica, Inc.*	3,780	279,493
Michael Kors Holdings Ltd. (British Virgin Islands)	4,500	239,310

		2,784,271

Road & Rail — 0.4%
Amerco, Inc.	3,600	382,896
Asciano Ltd. (Australia)	471,591	2,125,641
Celadon Group, Inc.	1,100	17,677
Con-Way, Inc.	10,100	276,437
CSX Corp.	189,902	3,940,467
East Japan Railway Co. (Japan)	63,300	4,188,250
Genesee & Wyoming, Inc.*	1,675	173,982
Genesee & Wyoming, Inc. (Class A Stock)*	62,155	4,155,683
J.B. Hunt Transport Services, Inc.	48,126	2,504,477
Landstar System, Inc.	4,500	212,760
Localiza Rent A Car SA (Brazil)	174,238	3,018,492
Marten Transport Ltd.	800	14,056
Norfolk Southern Corp.	17,050	1,084,891
RailAmerica, Inc.*	10,197	280,112
Swift Transportation Co.*	17,100	147,402
Union Pacific Corp.	59,844	7,103,483

		29,626,706

Semiconductors & Semiconductor Equipment — 0.2%
Altera Corp.	32,970	1,120,485
Avago Technologies Ltd. (Singapore)	6,460	225,228
Broadcom Corp. (Class A Stock)*	30,550	1,056,419
Entegris, Inc.*	20,300	165,039

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Freescale Semiconductor Ltd. (Bermuda)*	35,060	$333,421
FSI International, Inc.*	71,191	441,384
Inphi Corp.*	6,900	73,554
Intel Corp.	16,300	369,684
IXYS Corp.*	2,800	27,776
Kulicke & Soffa Industries, Inc.*	24,000	249,600
Lam Research Corp.*	56,410	1,792,992
LSI Corp.*	135,980	939,622
Marvell Technology Group Ltd. (Bermuda)	63,990	585,509
Maxim Integrated Products, Inc.	11,090	295,216
Micrel, Inc.	8,800	91,696
Monolithic Power Systems, Inc.*	1,500	29,625
NVIDIA Corp.*	58,400	779,056
ON Semiconductor Corp.*	100,840	622,183
PLX Technology, Inc.*	203,910	1,176,561
PMC - Sierra, Inc.*	13,800	77,832
Ramtron International Corp.*	12,707	39,138
Silicon Image, Inc.*	31,700	145,503
Silicon Laboratories, Inc.*	7,800	286,728
Spansion, Inc. (Class A Stock)*	6,700	79,864
Texas Instruments, Inc.	17,190	473,585
Volterra Semiconductor Corp.*	7,900	172,773
Xilinx, Inc.	15,060	503,155

		12,153,628

Software — 0.1%
Activision Blizzard, Inc.	23,200	261,696
Actuate Corp.*	8,100	56,943
Adobe Systems, Inc.*	14,540	471,968
Autodesk, Inc.*	11,400	380,418
AVG Technologies NV (Netherlands)	10,500	100,800
BMC Software, Inc.*	5,300	219,897
CA, Inc.	7,600	195,814
Citrix Systems, Inc.*	6,090	466,311
CommVault Systems, Inc.*	14,400	845,280
Deltek, Inc.*	30	391
FactSet Research Systems, Inc.	4,300	414,606
Fair Isaac Corp.	6,000	265,560
Fortinet, Inc.*	23,700	572,118
Intuit, Inc.	8,100	476,928
Magic Software Enterprises Ltd. (Israel)	5,171	22,752
Manhattan Associates, Inc.*	900	51,543
Mentor Graphics Corp.*	11,801	182,679
MICROS Systems, Inc.*	1,900	93,328
Microsoft Corp.	25,060	746,287
Oracle Corp.	32,990	1,038,855
Parametric Technology Corp.*	12,000	261,600
Seachange International, Inc.*	2,000	15,700
SinoHub, Inc.*	16,237	2,436
SolarWinds, Inc.*	16,800	936,432
SS&C Technologies Holdings, Inc.*	7,000	176,470
Symantec Corp.*	11,800	212,400
Synopsys, Inc.*	3,100	102,362
Telenav, Inc.*	4,300	25,671
Tyler Technologies, Inc.*	1,700	74,834
Verint Systems, Inc.*	3,900	107,016
VMware, Inc. (Class A Stock)*	6,000	580,440

		9,359,535

Specialty Retail — 0.1%
ANN, Inc.*	9,600	362,208

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Ascena Retail Group, Inc.*	31,600	$677,820
Bebe Stores, Inc.	5,400	25,920
Best Buy Co., Inc.	28,600	491,634
Body Central Corp.*	14,100	147,345
Cato Corp. (The) (Class A Stock)	800	23,768
Collective Brands, Inc.*	64,046	1,390,439
Express, Inc.*	36,000	533,520
Finish Line, Inc. (The) (Class A Stock)	26,100	593,514
Foot Locker, Inc.	7,400	262,700
Genesco, Inc.*	2,000	133,460
L&L Acquisition Corp. Escrow Shares*	35,000	—
PetSmart, Inc.	11,900	820,862
Pier 1 Imports, Inc.	6,800	127,432
Rona, Inc. (Canada)	54,133	610,655
Ross Stores, Inc.	9,800	633,080
Select Comfort Corp.*	13,700	432,235
Shoe Carnival, Inc.	2,050	48,237
Target Corp.	8,000	507,760
TJX Cos., Inc. (The)	8,800	394,152
Vitamin Shoppe, Inc.*	2,400	139,968
Williams-Sonoma, Inc.	3,300	145,101

		8,501,810

Telecommunications
Comverse Technology, Inc.*	200,532	1,233,272
Orckit Communications Ltd. (Israel)*	1,659	332
Sprint Nextel Corp.*	92,950	513,084
Telestone Technologies Corp.*	12,647	24,409
TELUS Corp. (Canada)	15,795	988,091
Trunkbow International Holdings Ltd.*	7,721	6,872

		2,766,060

Textiles, Apparel & Luxury Goods — 0.1%
Carter’s, Inc.*	8,500	457,640
Coach, Inc.	18,880	1,057,658
Crocs, Inc.*	43,000	697,030
Movado Group, Inc.	8,100	273,132
NIKE, Inc. (Class B Stock)	2,030	192,667
Oxford Industries, Inc.	3,700	208,865
True Religion Apparel, Inc.	18,900	403,137
Vera Bradley, Inc.*	23,500	560,475
VF Corp.	3,620	576,883

		4,427,487

Thrifts & Mortgage Finance
Beacon Federal Bancorp, Inc.	9,755	200,563
Citizens South Banking Corp.	61,426	429,982
EverBank Financial Corp.	1,500	20,655
First Defiance Financial Corp.	2,000	34,520
Hudson City Bancorp, Inc.	66,065	525,877
New England Bancshares, Inc.	122	1,670
OceanFirst Financial Corp.	1,300	19,071
Washington Federal, Inc.	3,900	65,052

		1,297,390

Tobacco
Philip Morris International, Inc.	2,800	251,832

Trading Companies & Distributors — 0.1%
Applied Industrial Technologies, Inc.	8,000	331,440
Brightpoint, Inc.*	115,697	1,038,959
DXP Enterprises, Inc.*	12,500	597,125

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors (cont’d.)
Kaman Corp.	9,200	$329,912
Lawson Products, Inc.	600	4,152
Mills Estruturas e Servicos de Engenharia SA (Brazil)	320,183	4,592,883
MRC Global, Inc.*	1,300	31,967
MSC Industrial Direct Co., Inc. (Class A Stock)	3,700	249,602
Textainer Group Holdings Ltd. (Bermuda)	2,198	67,149

		7,243,189

Transportation Infrastructure — 0.8%
Abertis Infraestructuras SA (Spain)	215,218	3,166,679
Atlantia SpA (Italy)	206,800	3,210,243
Auckland International Airport Ltd. (New Zealand)	1,855,407	4,025,719
Beijing Capital International Airport Co. Ltd.
(China) (Class H Stock)	6,693,267	4,470,433
CCR SA (Brazil)	818,234	7,281,263
COSCO Pacific Ltd. (Bermuda)	1,152,780	1,603,750
EcoRodovias Infraestructura e Logistica SA (Brazil)	242,455	2,095,356
EcoRodovias Infraestructura e Logistica SA (Brazil), 144A	91,839	793,696
Fraport AG Frankfurt Airport Services Worldwide (Germany)	58,035	3,356,377
Groupe Eurotunnel SA (France)	547,920	3,859,901
Grupo Aeroportuario del Sureste SAB de CV (Mexico), ADR	54,884	4,862,722
Jiangsu Expressway Co. Ltd. (China) (Class H Stock)	3,090,355	2,551,011
Koninklijke Vopak NV (Netherlands)	73,942	5,191,846
Santos Brasil Participacoes SA (Brazil), UTS	200,401	2,846,984
Societa Iniziative Autostradali e Servizi SpA (Italy)	246,901	1,981,414
TNT Express NV (Netherlands)	107,001	1,117,338
Transurban Group (Australia)	1,023,728	6,347,414
Viterra, Inc. (Canada)	98,646	1,616,506

		60,378,652

Water Utilities — 0.1%
American States Water Co.	2,600	115,518
American Water Works Co., Inc.	118,745	4,400,690

		4,516,208

Wireless Telecommunication Services — 0.2%
Crown Castle International Corp.*	68,309	4,378,607
MetroPCS Communications, Inc.*	72,700	851,317
SBA Communications Corp. (Class A Stock)*	97,230	6,115,767
United States Cellular Corp.*	3,500	136,955

		11,482,646

TOTAL COMMON STOCKS (cost $656,809,999)		712,202,673

EXCHANGE TRADED FUNDS — 3.1%
iShares Barclays Intermediate Credit Bond Fund	69,800	7,777,814

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS (Continued)
iShares Dow Jones US Real Estate Index Fund(a)	652,000	$41,982,280
iShares iBoxx $ High Yield Corporate Bond Fund(a)	247,400	22,852,338
iShares iBoxx Investment Grade Corporate Bond Fund	175,000	21,309,750
iShares JPMorgan USD Emerging Markets Bond Fund(a)	107,100	12,986,946
iShares MSCI EAFE Index Fund	270,000	14,310,000
iShares S&P Global 100 Index Fund	228,921	14,284,670
SPDR Barclays Capital High Yield Bond(a)	530,168	21,323,357
SPDR Dow Jones REIT(a)	263,000	18,925,480
Vanguard MSCI Emerging Markets	1,396,000	58,283,000

TOTAL EXCHANGE TRADED FUNDS (cost $219,764,725)		234,035,635

PREFERRED STOCKS — 0.1%
Commercial Banks
Alpine Banks of Colorado, 5.000%	344	280,116
Wintrust Financial Corp., CVT, 7.500%	2,400	134,100

		414,216

Commercial Services & Supplies
China Dredging Group Co. Ltd.*	100,000	500,000

Consumer Finance
SLM Corp., 5.629%(c)	900	21,960

Diversified Financial Services
Jack Cooper Holdings Corp., Series B, 144A, 5.000%	225	23,625

Electric Utilities
NextEra Energy, Inc., CVT, 5.599%	7,725	395,713
PPL Corp., CVT, 8.750%	5,300	289,910
PPL Corp., CVT, 9.500%	17,225	922,399

		1,608,022

Farming & Agriculture
Universal Corp., CVT, 6.750%	325	362,375

Financial – Bank & Trust
Ally Financial, Inc., 144A, 7.000%	175	163,718

Household Durables
Beazer Homes USA, Inc., 7.500%	5,125	154,314

Insurance
Hartford Financial Services Group, Inc. (The), 7.250%	2,200	42,020
MetLife, Inc., 5.000%	17,900	1,235,816

		1,277,836

Media
Nielsen Holdings NV (Netherlands), CVT, 6.250%	700	39,441

Metals & Mining
Thompson Creek Metals Co., Inc. (Canada), CVT, 6.500%	18,175	311,156

Oil, Gas & Consumable Fuels
Energy XXI Bermuda Ltd. (Bermuda), CVT, 5.625%	1,750	652,969
Superior Well Services, Inc., Series A, CVT, 4.000%	154	143,220
Whiting Petroleum Corp., CVT, 6.250%	75	16,534

		812,723

	Shares	Value
PREFERRED STOCKS (Continued)
Paper & Forest Products
China Wood, Inc., CVT, 8.000%	20,500	$64,977

Savings & Loan — 0.1%
Sovereign Capital Trust IV, CVT, 4.375%	52,195	3,444,870

Software
Authentidate Holding Corp., CVT, 15.000%	21,700	41,664

TOTAL PREFERRED STOCKS (cost $8,064,063)		9,240,897

	Units
RIGHTS*
Biotechnology
Clinical Data, Inc.	33,609	—

Healthcare Equipment & Supplies
AMA Contingent	27,759	3

TOTAL RIGHTS (cost $0)		3

	Shares
UNAFFILIATED MUTUAL FUNDS — 1.8%
Advent Claymore Convertible Securities and Income Fund	801	13,192
Advent Claymore Enhanced Growth & Income Fund	6,670	64,299
Advent Claymore Global Convertible Securities & Income Fund	53,695	361,367
AQR Multi Strategy Alternative Fund (Institutional Class Shares)	1,048,613	10,192,520
Arbitrage Fund (The) (Retail Shares)*	401,515	5,239,773
ASA Gold and Precious Metals Ltd. (Retail Shares)	15,081	380,041
ASG Diversifying Strategies Fund (Class Y Shares)	540,136	5,109,688
BlackRock Credit Allocation Income Trust III, Inc.	8,369	101,349
BlackRock Enhanced Capital and Income Fund, Inc.	15,436	201,749
BlackRock Enhanced Equity Dividend Trust	202,664	1,532,140
BlackRock Global Opportunities Equity Trust	29,032	395,706
BlackRock Income Opportunity Trust, Inc.	16,815	194,213
Blackrock International Growth and Income Trust	94,112	686,076
BlackRock Resources & Commodities Strategy Trust	28,914	420,410
Calamos Market Neutral Income Fund (Institutional Class Shares)	235,517	2,981,646
CBRE Clarion Global Real Estate Income Fund	27,485	243,792
Central Securities Corp. (Retail Shares)	1,836	37,069
Clough Global Equity Fund	26,343	340,352
Cohen & Steers Global Income Builder, Inc.	6,224	67,655
Diamond Hill Long-Short Fund (Institutional Class Shares)	232,295	4,260,283
Eaton Vance Enhanced Equity Income Fund	117,999	1,307,429
Eaton Vance Enhanced Equity Income Fund II	124,079	1,374,795
Eaton Vance Global Macro Absolute Return Fund (Institutional Class Shares)	2,183,701	21,749,666
Eaton Vance Risk-Managed Diversified Equity Income Fund	128,052	1,348,388
Eaton Vance Tax Managed Global Buy Write-Opportunities Fund	124,849	1,385,824

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Eaton Vance Tax-Advantaged Dividend Income Fund	46,550	$796,471
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	34,893	690,184
Eaton Vance Tax-Managed Buy-Write Income Fund	63,790	957,488
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	88,992	1,157,786
Eaton Vance Tax-Managed Diversified Equity Income Fund	145,352	1,382,298
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	159,083	1,401,521
First Opportunity Fund, Inc. (Retail Shares)*	11,264	86,170
First Trust Aberdeen Emerging Opportunity Fund	3,665	81,180
First Trust Enhanced Equity Income Fund	16,062	196,117
Forum Funds - Absolute Strategies Fund (Institutional Class Shares)	859,797	9,672,717
Forward Long/Short Credit Analysis Fund (Institutional Class Shares)	1,075,858	9,478,310
Gabelli ABC Fund (Advisor Class Shares)	657,671	6,583,284
General American Investors Co., Inc. (Retail Shares)	3,340	97,127
Highbridge Statistical Market Neutral Fund (Institutional Class Shares)*	926,457	13,813,478
Hussman Strategic Growth Fund	830,244	9,049,654
ING Global Advantage and Premium Opportunity Fund	191	2,261
ING Risk Managed Natural Resources Fund	434	5,273
Invesco Van Kampen Dynamic Credit Opportunities Fund	57,963	734,971
John Hancock Hedged Equity & Income Fund	13,968	229,075
Lazard Global Total Return and Income Fund, Inc.	6,649	99,802
LMP Real Estate Income Fund, Inc.	7	81
Madison/Claymore Covered Call & Equity Strategy Fund	35,061	277,683
Merger Fund (The)	286,738	4,570,600
Montgomery Street Income Securities, Inc.	8,907	151,152
Morgan Stanley Emerging Markets Fund, Inc. (Retail Shares)*	8,572	125,751
Morgan Stanley Income Securities, Inc.	17,566	336,213
Nuveen Core Equity Alpha Fund	92	1,295
Nuveen Equity Premium Advantage Fund	48,259	610,959
Nuveen Equity Premium and Growth Fund	22,860	310,896
Nuveen Equity Premium Income Fund	54,522	685,887
Nuveen Equity Premium Opportunity Fund	54,924	693,141
Nuveen Tax-Advantaged Total Return Strategy Fund	8,537	94,078
Petroleum & Resources Corp. (Retail Shares)	31,464	825,615
Pyxis Long/Short Equity Fund (Class Z Shares)*	381,647	4,465,268
Royce Focus Trust, Inc.	32,893	221,041
Source Capital, Inc. (Retail Shares)	1,566	81,557
Templeton Emerging Markets Fund	228	4,200
Touchstone Merger Arbitrage Fund (Institutional Class Shares)	444,682	4,753,650
Turner Spectrum Fund*	286,282	3,117,611
Western Asset Income Fund	7,535	120,033

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
Zweig Fund, Inc.	1,285	$16,268

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $137,952,995)		137,967,568

	Units
WARRANTS*
Automobile Manufacturers
Kandi Technologies Corp. (China), expiring 12/23/13(g)	18,044	6,767

Biotechnology
CytRx Corp., expiring 07/27/16	280,000	—
Opexa Therapeutics, Inc., expiring 02/11/16(g)	4,848	339
Rosetta Genomics Ltd. (Israel), Series A, expiring 11/30/15(g)	21,875	438
Rosetta Genomics Ltd. (Israel), Series C, expiring 02/23/16(g)	49,012	1,470
RXi Pharmaceuticals Corp., Series A, expiring 03/04/16(g)	14,600	9,563

		11,810

Commercial Banks
Wintrust Financial Corp., expiring 12/19/18	41,843	752,756

Communications Equipment
Spherix, Inc., expiring 01/24/16(g)	20,425	—

Conglomerates
Nautilus Marine Acquisition Corp. (Australia), expiring 07/15/16	96,000	15,840
Trio Merger Corp., expiring 06/19/16	57,000	37,050

		52,890

Containers & Packaging
CryoPort, Inc., expiring 08/10/15(g)	71,428	1,071
CryoPort, Inc., expiring 02/15/16(g)	113,002	2,260

		3,331

Diversified Financial Services
Jack Cooper Holdings Corp., expiring 12/15/17	200	16,000
Jack Cooper Holdings Corp., expiring 05/06/18	50	4,000

		20,000

Energy – Alternate Sources
Plug Power, Inc., expiring 05/03/16(g)	12,375	1,485
Syntroleum Corp., expiring 07/05/16(g)	31,646	4,430

		5,915

Food Products
HQ Sustainable Maritime Industries, Inc., expiring 08/10/15	20,761	—

Healthcare Equipment & Supplies
Adventrx Pharmaceuticals, Inc., expiring 11/11/16	11,250	3,038
InspireMD, Inc., expiring 03/31/16(g)	5,888	—

		3,038

Healthcare Providers & Services
Neostem, Inc., expiring 07/22/16	30,000	—

Holding Companies – Diversified
Andina Acquisition Corp., expiring 05/10/15	44,550	14,657

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Units	Value
WARRANTS* (Continued)
Holding Companies – Diversified (cont’d.)
Australia Acquisition Corp., expiring 10/18/15	70,000	$18,200
Azteca Acquisition Corp., expiring 04/06/18	100,000	21,500
Cazador Acquisition Corp. Ltd. (Cayman Islands), expiring 10/07/20	28,804	14,114
Italy1 Investment SA (Luxembourg), expiring 01/27/16	60,858	38,164
Lone Oak Acquisition Corp. (Cayman Islands), expiring 03/24/16	28,070	11,439
Prime Acquisition Corp., expiring 03/30/16	51,855	20,742
RLJ Acquisition, Inc., expiring 02/22/16	96,063	43,228
ROI Acquisition Corp., expiring 02/28/17	81,000	30,375
Selway Capital Acquisition Corp., expiring 11/07/16	44,978	32,159
Universal Business Payment Solutions Acquisition Corp., expiring 05/09/17	119,880	20,979

		265,557

Insurance
Lincoln National Corp., expiring 07/10/19	7,496	120,161

Investment Companies
European CleanTech SE (Luxembourg),expiring 10/01/15	57,500	3,695

Manufacturing
Cereplast, Inc., expiring 02/01/16(g)	6,639	—

Metals & Mining
Aurcana Corp. (Canada), expiring 12/08/13(g)	67,730	28,247
Calvista Gold Corp. (Canada), expiring 05/19/13	11,250	114
China Shen Zhou Mining & Resources, Inc., expiring 01/21/14(g)	7,012	70
Energy Fuels, Inc. (Canada), expiring 03/31/15(g)	40,000	610
Golden Minerals Co., expiring 09/19/17	7,826	13,735

		42,776

Oil, Gas & Consumable Fuels
Camac Energy, expiring 12/27/15(g)	9,808	294
Green Field Energy Services, Inc., expiring 11/15/21	200	6,200
Pacific Ethanol, Inc., expiring 01/03/14	10,000	850
Pacific Ethanol, Inc., expiring 07/03/17	20,000	3,100

		10,444

Paper & Forest Products
China Wood, Inc., expiring 09/30/15(g)	10,250	6,201

Pharmaceuticals
Access Pharmaceuticals, Inc., expiring 12/15/15(g)	7,353	—
Bionovo, Inc., expiring 02/02/16	4,050	—
IntelliPharmaCeutics International, Inc., Series A, expiring 01/26/16(g)	20,625	16,500
IntelliPharmaCeutics International, Inc., Series B, expiring 01/26/13(g)	20,625	7,219
Pluristem Therapeutics, Inc. (Israel), expiring 07/26/16(g)	17,820	18,533
Pluristem Therapeutics, Inc., expiring 09/19/17	6,750	2,565

	Units	Value
WARRANTS* (Continued)
Pharmaceuticals (cont’d.)
Provectus Pharmaceuticals, Inc., Series A, expiring 01/19/16(g)	93,424	$4,204
Provectus Pharmaceuticals, Inc., Series C, expiring 01/19/16(g)	65,397	2,943
Synergy Pharmaceuticals, expiring 10/19/16	9,000	13,770

		65,734

Retail & Merchandising
Tile Shop Holdings, Inc., expiring 08/21/17	91,625	292,284

Software
Authentidate Holding Corp., expiring 04/12/15(g)	108,500	29,838
Authentidate Holding Corp., expiring 04/11/17	28,644	9,739
Magic Software Enterprises Ltd., expiring 12/23/13(g)	14,136	4,453
SinoHub, Inc., expiring 09/21/13	22,826	—

		44,030

Technology Services
Microvision, Inc., expiring 06/15/17	4,500	4,658

Telecommunications
Orckit Communications Ltd. (Israel), expiring 11/30/15	9,176	—

TOTAL WARRANTS (cost $1,156,036)		1,712,047

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.3%
American Money Management Corp. CDO (Cayman Islands),
Series 2005-5A, Class A1A, 144A
0.614%(c)	08/08/17	Aaa		$234	229,581
Aquilae CLO PLC (Ireland),
Series 2006-1X, Class A
1.007%(c)	01/17/23	Aa1	EUR	189	234,492
ARES CLO Ltd. (Cayman Islands),
Series 2006-6RA, Class A1B, 144A
0.632%(c)	03/12/18	Aaa		401	392,109
Babson CLO Ltd. (Cayman Islands),
Series 2004-2A, Class A2A, 144A
0.755%(c)	11/15/16	Aaa		413	411,010
Canada Capital Auto Receivables Asset Trust (Canada),
Series 2011-1A, Class A2, 144A
2.632%	08/17/14(g)	Aaa	CAD	1,147	1,186,570
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
2.971%(c)	08/15/18	Aaa		3,000	3,140,532
Countrywide Asset-Backed Certificates,
Series 2006-4, Class 2A2
0.397%(c)	07/25/36	B2		341	302,922
Eurocredit BV CDO (Netherlands),
Series IV-X, Class A1
0.930%(c)	02/22/20	B3	EUR	208	260,014
First CLO Ltd.,
Series 2004-2X1, Class A2
0.704%(c)	12/14/16	Aa2		21	20,730

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Franklin CLO Ltd. (Cayman Islands),
Series 5A, Class A2, 144A
0.649%(c)	06/15/18	Aaa		$1,806	$1,751,952
Galaxy CLO Ltd. (Cayman Islands),
Series 2007-8A, Class A, 144A
0.691%(c)	04/25/19	Aa1		789	755,531
Globaldrive (Netherlands),
Series 2011-AA, Class A
0.869%(c)	04/20/19	NR	EUR	746	958,611
Harvest CLO SA (Luxembourg),
Series I-X, Class A1
0.936%(c)	03/29/17	Aa1	EUR	111	140,728
Hillmark Funding (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.685%(c)	05/21/21	Aaa		800	774,015
Illinois Student Assistance Commission,
Series 2010-1, Class A1
0.931%(c)	04/25/17	AA+(d)		39	39,440
Jubilee CDO BV (Netherlands),
Series IV-X, Class A
1.443%(c)	10/15/19	Aa1	EUR	720	909,486
Katonah Ltd. (Cayman Islands),
Series 6A, Class A1A, 144A
0.699%(c)	09/20/16	Aaa		167	165,734
Landmark CDO Ltd. (Cayman Islands),
Series 2005-1A, Class A1L, 144A
0.718%(c)	06/01/17	Aaa		889	878,510
LCM LP (Cayman Islands),
Series 5A, Class A1, 144A
0.606%(c)	03/21/19	Aaa		600	580,363
MAGI Funding PLC (Ireland),
Series I-A, Class A
1.314%(c)	04/11/21	Aaa	EUR	929	1,153,616
Magnolia Funding Ltd. (United Kingdom),
Series 2010-1A, Class A1, 144A
3.000%	04/20/17	NR	EUR	132	169,869
Nelnet Student Loan Trust,
Series 2008-4, Class A2
1.151%(c)	07/25/18	Aaa		51	51,633
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.901%(c)	10/26/20	AA+(d)		342	338,974
Pacifica CDO Ltd. (Cayman Islands),
Series 2004-3A, Class A1, 144A
0.789%(c)	05/13/16	Aaa		256	254,603
Penta CLO SA (Luxembourg),
Series 2007-1X, Class A1
1.166%(c)	06/04/24	Aaa	EUR	581	688,174
Plymouth Rock CLO Ltd., Inc. (Cayman Islands),
Series 2010-1A, Class A, 144A
1.937%(c)	02/16/19	AAA(d)		206	205,631
Sagamore CLO Ltd. (Cayman Islands),
Series 2003-1A, Class A2, 144A
0.995%(c)	10/15/15	Aaa		185	183,581
SLM Student Loan Trust,
Series 2004-5X, Class A5
0.692%(c)	10/25/23	Aaa	EUR	200	237,799
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39(g)	Aaa		219	220,667
Series 2010-C, Class A1, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
1.871%(c)	12/15/17	Aaa		$74	$73,935
South Carolina Student Loan Corp.,
Series 2010-1, Class A1
0.901%(c)	01/25/21	AA+(d)		664	656,407
Symphony CLO Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.675%(c)	05/15/19	Aaa		500	484,735
Wood Street CLO BV (Netherlands),
Series I, Class A
1.222%(c)	11/22/21	Aaa	EUR	607	754,381
Series II-A, Class A1
0.696%(c)	03/29/21	Aa1	EUR	179	223,372

TOTAL ASSET-BACKED SECURITIES (cost $19,101,060)					18,829,707

BANK LOANS(c)
Financial Services
Springleaf Financial Corp.,
Initial Loan
5.500%	05/28/17	B3		1,000	978,250

Manufacturing
Eastman Kodak,
Term Loan
8.500%	07/20/13	NR		250	245,938

Metals & Mining
Patriot Coal,
Term Loan (DIP)
9.250%	10/04/13	NR		775	772,419

TOTAL BANK LOANS (cost $2,026,996)					1,996,607

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Large Loan, Inc.,
Series 2009-UB1, Class A4A, 144A
5.707%(c)	06/24/50	NR		250	283,488
Series 2010-HLTN, Class HLTN, 144A
1.971%(c)	11/15/15	NR		1,481	1,479,374
Commercial Mortgage Pass-Through Certificates,
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	Aaa		96	101,837
Credit Suisse Mortgage Capital Certificates,
Series 2006-TF2A, Class SVA1, 144A
0.451%(c)	10/15/21	Aaa		497	481,398
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	Aaa		100	111,083
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39	Aaa		1,000	1,139,084
Series 2010-UD1, Class A, 144A
5.928%(c)	12/18/49	Aaa		1,100	1,240,470
Fannie Mae-Aces,
Series 2010-M7, Class FA
0.817%(c)	11/25/20	Aaa		1,122	1,120,238
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Class A5
5.224%(c)	04/10/37	Aaa		800	887,535
GS Mortgage Securities Corp. II,
Series 2007-EOP, Class A1, 144A
1.103%(c)	03/06/20	Aaa		70	69,477

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-EOP, Class A2, 144A
1.260%(c)	03/06/20	Aaa		$250	$249,853
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	AAA(d)		1,200	1,346,407
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.765%(c)	07/09/21	Aaa		327	321,919
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.204%(c)	12/16/49	Aaa		100	118,708
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	AAA(d)		600	680,285
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41	Aaa		100	106,956
Series 2006-WL7A, Class A1, 144A
0.311%(c)	09/15/21	Aaa		274	265,296
Series 2007-C32, Class A2
5.934%(c)	06/15/49	Aaa		381	395,296

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $9,829,420)					10,398,704

CONVERTIBLE BONDS — 2.2%
Aerospace & Defense — 0.1%
AAR Corp.,
Sr. Unsec’d. Notes
1.750%	02/01/26	B+(d)		235	234,413
L-3 Communications Holdings, Inc.,
Gtd. Notes
3.000%	08/01/35	Ba1		800	802,000
Textron, Inc.,
Sr. Unsec’d. Notes
4.500%	05/01/13	Baa3		875	1,753,828

					2,790,241

Agriculture
Alliance One International, Inc.,
Sr. Sub. Notes
5.500%	07/15/14	Caa1		850	819,188
Vector Group Ltd.,
Sr. Unsec’d. Notes
3.750%(c)	11/15/14	NR		1,000	1,274,375

					2,093,563

Airlines
Lufthansa Malta Blues LP (Malta),
Gtd. Notes, 144A
0.750%	04/05/17	Ba1	EUR	350	467,880

Auto Parts & Equipment
TRW Automotive, Inc.,
Gtd. Notes
3.500%	12/01/15	Ba2		700	1,154,790

Automobile Manufacturers
Navistar International Corp.,
Sr. Sub. Notes
3.000%	10/15/14	CCC+(d)		1,125	997,734

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Beverages
Central European Distribution Corp.,
Sr. Unsec’d. Notes
3.000%	03/15/13	CCC-(d)	$395	$366,363

Biotechnology — 0.1%
Enzon Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
4.000%	06/01/13	NR	450	458,156
Exelixis, Inc.,
Sr. Sub. Notes
4.250%	08/15/19	NR	575	599,438
Medicines Co. (The),
Sr. Unsec’d. Notes, 144A
1.375%	06/01/17	NR	100	112,375
PDL BioPharma, Inc.,
Sr. Unsec’d. Notes
2.875%	02/15/15	NR	475	635,607
Regeneron Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes, 144A
1.875%	10/01/16	NR	1,850	3,526,563
Sequenom, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	10/01/17	NR	350	361,156

				5,693,295

Building Products
Cemex SAB de CV (Mexico),
Sub. Notes
3.250%	03/15/16	NR	100	98,688

Capital Markets
Ares Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	06/01/16	BBB(d)	300	313,500
5.750%	02/01/16	BBB(d)	825	876,563

				1,190,063

Chemicals
ShengdaTech, Inc.,
Sr. Notes, 144A(i)
6.500%	12/15/15(g)	NR	100	4,938

Commercial Services & Supplies
CBIZ, Inc.,
Sr. Sub. Notes, 144A
4.875%	10/01/15	NR	250	255,469
Cenveo Corp.,
Gtd. Notes, 144A
7.000%	05/15/17(g)	NR	275	239,250
Coinstar, Inc.,
Sr. Unsec’d. Notes
4.000%	09/01/14	BB-(d)	1,000	1,306,250
PHH Corp.,
Sr. Unsec’d. Notes
6.000%	06/15/17	Ba2	150	272,438

				2,073,407

Communications Equipment
Ciena Corp.,
Sr. Unsec’d. Notes, 144A
4.000%	03/15/15	NR	2,025	2,179,406

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Computers & Peripherals
3D Systems Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	12/15/16	NR	$1,200	$1,839,750

Consumer Finance
DFC Global Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	04/15/17	B+(d)	100	106,313

Diversified Consumer Services
Regis Corp.,
Sr. Unsec’d. Notes
5.000%	07/15/14	NR	1,000	1,303,750
Sotheby’s,
Gtd. Notes
3.125%	06/15/13	Ba3	525	583,406

				1,887,156

Diversified Financial Services
BGC Partners, Inc.,
Sr. Unsec’d. Notes
4.500%	07/15/16	NR	600	555,750
MF Global Holdings Ltd.,
Sr. Unsec’d. Notes(i)
3.375%	08/01/18	NR	375	184,688
Penson Worldwide, Inc.,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/14	NR	1,140	39,900

				780,338

Electrical Equipment
General Cable Corp.,
Sub. Notes
4.500%	11/15/29	B2	2,075	2,220,250

Electronic Equipment, Instruments & Components
TTM Technologies, Inc.,
Sr. Unsec’d. Notes
3.250%	05/15/15	BB-(d)	1,000	1,012,500
Vishay Intertechnology, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	11/15/40	BB+(d)	1,025	894,953

				1,907,453

Energy – Alternate Sources
LDK Solar Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes
4.750%	04/15/13	NR	175	105,000

Energy Equipment & Services
Exterran Holdings, Inc.,
Sr. Unsec’d. Notes
4.250%	06/15/14	B+(d)	500	563,438

Entertainment & Leisure
SouthPeak Interactive Corp.,
24.000%	12/31/12	NR	500	146,315

Food Products
Chiquita Brands International, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/16	B-(d)	500	439,375

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Food Products (cont’d.)
Nash Finch Co.,
Sr. Sub. Notes
1.631%	03/15/35	B3	$875	$405,781
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
4.000%	06/30/13	NR	1,325	1,411,953

				2,257,109

Healthcare Equipment & Services
Affymetrix, Inc.,
Sr. Unsec’d. Notes
4.000%	07/01/19	NR	325	315,656

Healthcare Equipment & Supplies
China Medical Technologies, Inc. (Cayman Islands),
Sr. Unsec’d. Notes, 144A(i)
6.250%	12/15/16	NR	450	49,500

Healthcare Providers & Services
Omnicare, Inc.,
Gtd. Notes
3.750%	12/15/25	Ba3	250	353,125

Home Builders
M/I Homes, Inc.,
Gtd. Notes
3.250%	09/15/17	Caa2	275	291,672
Meritage Homes Corp.,
Gtd. Notes
1.875%	09/15/32	B1	300	297,563
Standard Pacific Corp.,
Gtd. Notes
1.250%	08/01/32	B3	100	110,000
Toll Brothers Finance Corp.,
Gtd. Notes, 144A
0.500%	09/15/32	Ba1	100	100,688

				799,923

Hotels, Restaurants & Leisure — 0.1%
Gaylord Entertainment Co.,
Gtd. Notes, 144A
3.750%	10/01/14	NR	2,025	3,085,594
MGM Resorts International,
Gtd. Notes
4.250%	04/15/15	B3	1,000	1,039,375

				4,124,969

Household Durables — 0.2%
D.R. Horton, Inc.,
Gtd. Notes
2.000%	05/15/14	Ba3	3,225	5,280,938
Lennar Corp.,
Gtd. Notes, 144A
2.750%	12/15/20	B3	3,475	5,870,578
3.250%	11/15/21	B3	975	1,607,531

				12,759,047

Insurance — 0.1%
American Equity Investment Life Holding Co.,
Sr. Unsec’d. Notes, 144A
3.500%	09/15/15	NR	550	629,063
5.250%	12/06/29	NR	340	451,563

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Insurance (cont’d.)
CNO Financial Group, Inc.,
Sr. Unsec’d. Notes
7.000%	12/30/16	NR	$465	$846,881
7.000%	12/30/16	NR	381	693,896
7.000%	12/30/16	B2	364	662,935
MGIC Investment Corp.,
Sr. Unsec’d. Notes
5.000%	05/01/17	CCC(d)	1,000	680,000
National Financial Partners Corp.,
Sr. Unsec’d. Notes
4.000%	06/15/17	NR	775	1,135,859
Radian Group, Inc.,
Sr. Unsec’d. Notes
3.000%	11/15/17	CCC-(d)	400	291,750
Stewart Information Services Corp.,
Gtd. Notes
6.000%	10/15/14	NR	625	1,033,594

				6,425,541

Internet & Catalog Retail — 0.1%
priceline.com, Inc.,
Sr. Unsec’d. Notes, 144A
1.250%	03/15/15	BBB(d)	1,625	3,390,156

Internet Software & Services — 0.1%
Equinix, Inc.,
Sub. Notes
4.750%	06/15/16	B(d)	2,325	5,904,047
VeriSign, Inc.,
Jr. Sub. Notes
3.250%	08/15/37	NR	2,350	3,582,281

				9,486,328

Investment Companies
KCAP Financial, Inc.,
Sr. Unsec’d. Notes
8.750%	03/15/16	NR	375	431,063
TICC Capital Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	11/01/17	NR	450	455,769

				886,832

IT Services — 0.1%
Alliance Data Systems Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/14	NR	1,500	4,521,563
Convergys Corp.,
Debs.
5.750%	09/15/29	BB-(d)	950	1,511,688

				6,033,251

Machinery — 0.1%
Chart Industries, Inc.,
Sr. Sub. Notes
2.000%	08/01/18	B+(d)	1,950	2,547,188
Meritor, Inc.,
Gtd. Notes
4.625%	03/01/26	B-(d)	500	447,188

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Machinery (cont’d.)
Terex Corp.,
Sr. Sub. Notes
4.000%	06/01/15	Caa1	$1,200	$1,899,750
Titan International, Inc.,
Gtd. Notes, 144A
5.625%	01/15/17	B+(d)	2,400	4,806,000

				9,700,126

Marine
Genco Shipping & Trading Ltd. (Marshall Islands),
Sr. Unsec’d. Notes
5.000%	08/15/15	NR	300	134,813

Media — 0.1%
Virgin Media, Inc.,
Sr. Unsec’d. Notes
6.500%	11/15/16	B+(d)	1,100	1,895,438
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.000%	12/01/14	BB(d)	2,850	4,469,156

				6,364,594

Metals & Mining — 0.1%
Alcoa, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/14	Baa3	775	1,151,359
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/14	BBB-(d)	1,100	1,264,313
AM Castle & Co.,
Sr. Unsec’d. Notes, 144A
7.000%	12/15/17(g)	NR	100	141,800
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
5.000%	05/15/14	Baa3	1,000	1,020,000
Jaguar Mining, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	03/31/16	NR	500	277,975
Northgate Minerals Corp. (Canada),
Sr. Unsec’d. Notes
3.500%	10/01/16	NR	625	642,969
RTI International Metals, Inc.,
Gtd. Notes
3.000%	12/01/15	NR	1,175	1,227,141
Sterlite Industries India Ltd. (India),
Sr. Unsec’d. Notes
4.000%	10/30/14	NR	1,000	952,500
United States Steel Corp.,
Sr. Unsec’d. Notes
4.000%	05/15/14	B1	1,875	1,894,922

				8,572,979

Multiline Retail
Saks, Inc.,
Gtd. Notes, 144A
7.500%	12/01/13	NR	200	373,750

Oil, Gas & Consumable Fuels — 0.1%
Cal Dive International, Inc.,
Gtd. Notes, 144A
5.000%	07/15/17	NR	275	262,625

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Green Plains Renewable Energy, Inc.,
Sr. Unsec’d. Notes
5.750%	11/01/15	NR	$525	$411,141
PetroBakken Energy Ltd. (Canada),
Sr. Unsec’d. Notes
3.125%	02/08/16	NR	300	296,700
Petrominerales Ltd. (Canada),
Gtd. Notes
3.250%	06/12/17	NR	400	336,500
Sr. Unsec’d. Notes
2.625%	08/25/16	NR	300	288,750
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
2.875%	01/15/38	BBB-(d)	300	520,688
Polarcus Ltd. (Cayman Islands),
Sr. Sec’d. Notes, MTN
2.875%	04/27/16	NR	100	96,720
Vantage Drilling Co. (Cayman Islands),
Sr. Unsec’d. Notes
7.875%	09/01/42	NR	550	611,160
Western Refining, Inc.,
Sr. Unsec’d. Notes
5.750%	06/15/14	B+(d)	2,775	6,954,844

				9,779,128

Pharmaceuticals — 0.1%
MannKind Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/15	NR	380	217,550
Medicis Pharmaceutical Corp.,
Sr. Unsec’d. Notes
1.375%	06/01/17	NR	1,250	1,344,531
Viropharma, Inc.,
Sr. Unsec’d. Notes
2.000%	03/15/17	NR	450	790,594

				2,352,675

Real Estate
AV Homes, Inc.,
Sr. Unsec’d. Notes
7.500%	02/15/16	NR	690	749,340
7.500%	02/15/16	NR	360	363,825
Prologis LP,
Gtd. Notes
3.250%	03/15/15	BBB-(d)	125	140,234

				1,253,399

Real Estate Investment Trusts — 0.2%
Annaly Capital Management, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/15	NR	400	408,750
BioMed Realty LP,
Gtd. Notes, 144A
3.750%	01/15/30	NR	1,689	1,976,130
Boston Properties LP,
Sr. Unsec’d. Notes
3.750%	05/15/36	A-(d)	807	924,015

Interest Rate	Maturity Date	Moody’s Ratings †	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
DDR Corp.,
Sr. Unsec’d. Notes
1.750%	11/15/40	NR	$3,675	$4,083,844
Host Hotels & Resorts LP,
Gtd. Notes, 144A
2.500%	10/15/29	BB+(d)	3,956	5,266,425
Kilroy Realty LP,
Gtd. Notes, 144A
4.250%	11/15/14	NR	1,075	1,397,500
Lexington Realty Trust,
Gtd. Notes, 144A
6.000%	01/15/30	NR	500	726,250
NorthStar Realty Finance LP,
Gtd. Notes, 144A
7.500%	03/15/31	NR	300	338,370
SL Green Operating Partnership LP,
Gtd. Notes, 144A
3.000%	10/15/17	NR	1,875	2,157,422

				17,278,706

Retail & Merchandising — 0.1%
Fifth & Pacific Cos., Inc.,
Sr. Notes, 144A
6.000%	06/15/14	CCC+(d)	775	2,812,281
Group 1 Automotive, Inc.,
Sr. Notes
3.000%	03/15/20	B+(d)	250	434,428

				3,246,709

Road & Rail — 0.1%
Avis Budget Group, Inc.,
Sr. Notes
3.500%	10/01/14	NR	945	1,153,491
Hertz Global Holdings, Inc.,
Sr. Unsec’d. Notes
5.250%	06/01/14	B-(d)	4,700	8,342,500

				9,495,991

Semiconductors & Semiconductor Equipment — 0.1%
GT Advanced Technologies, Inc.,
Sr. Unsec’d. Notes
3.000%	10/01/17	NR	375	372,422
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35	Aaa	675	734,063
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37	NR	2,925	3,674,531
Rambus, Inc.,
Sr. Unsec’d. Notes
5.000%	06/15/14	NR	750	751,875
Xilinx, Inc.,
Jr. Sub. Notes
3.125%	03/15/37	BBB-(d)	1,650	1,971,750

				7,504,641

Software — 0.1%
Salesforce.com, Inc.,
Sr. Unsec’d. Notes
0.750%	01/15/15	NR	3,975	7,388,531

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Software (cont’d.)
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
4.375%	06/01/14	NR	$850	$1,032,219
Sr. Unsec’d. Notes, 144A
1.750%	12/01/16	NR	200	186,750

				8,607,500

Telecommunications — 0.1%
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
6.500%	10/01/16	CCC(d)	2,425	3,485,938
15.000%	01/15/13	CCC(d)	625	685,156

				4,171,094

Thrifts & Mortgage Finance
China Linen,
Notes
10.000%	11/02/12(g)	NR	200	236,777

Trading Companies & Distributors — 0.1%
Kaman Corp.,
Sr. Unsec’d. Notes, 144A
3.250%	11/15/17	NR	750	935,708
Titan Machinery, Inc.,
Sr. Unsec’d. Notes, 144A
3.750%	05/01/19	NR	725	635,734
United Rentals, Inc.,
Sr. Unsec’d. Notes
4.000%	11/15/15	NR	700	2,103,063

				3,674,505

Transportation
Ultrapetrol Bahamas Ltd. (Bahamas),
Sr. Unsec’d. Notes, 144A
7.250%	01/15/17	NR	100	61,125

Wireless Telecommunication Services
Powerwave Technologies, Inc.,
Sr. Sub. Notes, 144A
2.750%	07/15/41(g)	NR	500	86,858

TOTAL CONVERTIBLE BONDS (cost $149,871,910)				168,443,188

CORPORATE BONDS — 1.7%
Agriculture
Vector Group Ltd.,
Sr. Unsec’d. Notes
11.000%	08/15/15	B1	175	182,219

Airlines
Continental Airlines UAL,
Notes
6.860%	04/22/14	NR	215	217,072

Auto Parts & Equipment
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17	B3	450	478,125

Building & Construction
Hanson Australia Funding Ltd. (Australia),
Gtd. Notes
5.250%	03/15/13	Ba2	600	610,518

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks — 0.4%
Achmea Hypotheekbank NV (Netherlands),
Gov’t. Liquid Gtd. Notes
3.200%	11/03/14	Aaa		$851	$892,520
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14	Aaa		244	255,832
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/15	NR		2,900	2,904,930
Banco Bilbao Vizcaya Argentaria SA (Spain),
Covered Bonds
4.250%	07/15/14	A3	EUR	1,700	2,228,123
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes
4.625%	02/13/17	BBB(d)		200	206,000
Sr. Unsec’d. Notes, 144A
4.625%	02/13/17	BBB(d)		300	309,000
Banco Santander Brazil SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.485%(c)	03/18/14	BBB(d)		800	786,890
Bank of Montreal (Canada),
Covered Bonds, 144A
2.850%	06/09/15	Aaa		1,000	1,062,700
Depfa ACS Bank (Ireland),
Covered Bonds
3.875%	07/15/13	Aa3	EUR	1,100	1,438,490
4.375%	01/15/15	Aa3	EUR	1,100	1,479,783
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17	A+(d)		2,100	2,193,240
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes, MTN
2.875%	11/16/16	Ba1	CHF	200	208,506
Eurofima (Switzerland),
Sr. Unsec’d. Notes, MTN
6.250%	12/28/18	Aaa	AUD	800	918,652
Intesa Sanpaolo SpA (Italy),
Certificate of Deposit
2.375%	12/21/12	A2		500	494,060
Notes, 144A
2.831%(c)	02/24/14(g)	A2		1,100	1,083,600
Kreditanstalt Fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, MTN
2.750%	09/07/15	Aaa	GBP	1,100	1,882,596
6.000%	08/20/20	Aaa	AUD	2,400	2,797,597
6.250%	05/19/21	Aaa	AUD	900	1,071,948
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, MTN
5.500%	03/09/20	Aaa	AUD	1,000	1,127,339
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17	Aa3		2,100	2,199,886
Stadshypotek AB (Sweden),
Covered Bonds, MTN
4.250%	10/10/17	Aaa	AUD	900	936,587

					26,478,279

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies
Cenveo Corp.,
Gtd. Notes
7.875%	12/01/13	Caa2		$875	$871,719
Speedy Cash Intermediate Holdings Corp.,
Sr. Sec’d. Notes, 144A
10.750%	05/15/18	B3		1,275	1,345,125

					2,216,844

Distribution/Wholesale
Baker & Taylor, Inc.,
Sec’d. Notes, 144A
11.500%	07/01/13	B3		375	232,969

Diversified Financial Services — 0.3%
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.250%	03/23/22	Aaa	AUD	1,100	1,260,572
BPA Laboratories, Inc.,
Sr. Sec’d. Notes, 144A
12.250%	04/01/17(g)	NR		625	593,750
Credit Agricole Home Loan SFH (France),
Covered Bonds, 144A
1.203%(c)	07/21/14(g)	Aaa		1,400	1,369,653
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
6.125%	01/23/17	Aaa	AUD	500	563,894
6.250%	04/15/15	Aaa	AUD	500	551,207
German Postal Pensions Securitisation PLC (Ireland),
Asset Backed
3.375%	01/18/16	Aaa	EUR	2,500	3,483,079
Global Investments Group Finance Ltd. (British Virgin Islands),
Gtd. Notes
11.000%	09/24/17	NR		200	197,000
Hyundai Capital Services, Inc. (South Korea),
Sr. Unsec’d. Notes, 144A
4.375%	07/27/16	Baa2		800	862,368
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18	Ba3		275	294,938
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14	Ba3		300	322,500
6.750%	09/01/16	Ba3		300	337,125
Jack Cooper Holdings Corp.,
Sr. Sec’d. Notes, 144A
13.750%	12/15/15	NR		825	853,875
Jasper Explorer Ltd. (Cyprus),
Sr. Sec’d. Notes
13.500%	05/27/16	NR		700	615,818
JPMorgan Chase & Co.,
Jr. Sub. Notes
7.900%(c)	04/29/49	Baa1		800	908,584
Macquarie Bank Ltd. (Australia),
Gov’t. Liquid Gtd. Notes
4.100%	12/17/13(g)	Aaa		2,300	2,401,614
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
0.590%(c)	05/30/14	A2	EUR	100	126,356
Sr. Unsec’d. Notes, MTN
0.675%(c)	01/31/14	A2	EUR	700	888,453

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
0.908%(c)	07/22/14	Baa2	EUR	500	$631,856
Morgan Stanley,
Sr. Unsec’d. Notes
1.427%(c)	04/29/13	A2		$100	100,112
Sr. Unsec’d. Notes, MTN
0.593%(c)	11/29/13	A2	EUR	500	636,465
0.917%(c)	01/16/17	A2	EUR	100	116,351
TMX Finance LLC/TitleMax Finance Corp.,
Sr. Sec’d. Notes
13.250%	07/15/15	B2		425	471,750
13.250%	07/15/15	B2		425	471,750
Vesey Street Investment Trust I,
Gtd. Notes
4.404%	09/01/16	A3		100	107,004

					18,166,074

Electric Utilities
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20	Ba1		600	688,128

Electronic Equipment, Instruments & Components
NXP BV/NXP Funding LLC (Netherlands),
Sr. Sec’d. Notes
3.247%(c)	10/15/13	B3	EUR	261	333,052

Energy Equipment & Services
Heckmann Corp.,
Gtd. Notes
9.875%	04/15/18	Caa1		450	463,500

Entertainment & Leisure
Pegasus Solutions, Inc.,
Sr. Sec’d. Notes, PIK, 144A
13.000%	04/15/14	NR		419	355,847

Financial – Bank & Trust — 0.6%
Abbey National Treasury Services PLC (United Kingdom),
Covered Bonds, MTN
3.125%	06/30/15	Aaa	EUR	3,100	4,150,768
Ally Financial, Inc.,
Gtd. Notes
3.779%(c)	06/20/14	B1		1,100	1,124,772
BNP Paribas Home Loan SA (France),
Covered Bonds, 144A
2.200%	11/02/15(g)	Aaa		2,000	2,059,400
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13(g)	Aa3		1,500	1,501,970
Cie de Financement Foncier SA (France),
Covered Bonds, 144A
2.125%	04/22/13(g)	Aaa		1,600	1,613,600
2.500%	09/16/15(g)	Aaa		900	930,672
Citigroup, Inc.,
Sr. Unsec’d. Notes
0.722%(c)	11/05/14	A3		900	886,030
5.500%	10/15/14	A3		300	323,502
Sr. Unsec’d. Notes, MTN
7.375%	06/16/14	A3	EUR	600	847,130
Sub. Notes
0.678%(c)	06/09/16	Baa1		700	646,925

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
3.875%	02/08/22	Aa2		$1,000	$1,058,814
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49(g)	A2		200	262,750
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, 144A
0.814%(c)	03/05/13	Aa1		300	297,691
0.927%(c)	04/29/14	Aa1		2,900	2,853,894
2.000%	03/05/13	Aa1		1,000	1,002,027
2.750%	01/10/14	Aa1		4,700	4,740,942
2.750%	04/29/14	Aa1		3,400	3,431,790
DnB Boligkreditt A/S (Norway),
Covered Bonds, 144A
2.100%	10/14/16(g)	Aaa		1,200	1,244,400
Covered Bonds, MTN
2.375%	07/20/16	Aaa	EUR	100	134,341
HBOS Capital Funding LP (United Kingdom),
Bank Gtd. Notes
6.461%(c)	11/29/49	BB(d)	GBP	100	121,918
ING Bank Australia Ltd. (Australia),
Gov’t. Liquid Gtd. Notes
4.037%(c)	06/24/14	AAA(d)	AUD	1,200	1,252,122
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16(g)	Aaa		1,100	1,141,233
Unsec’d. Notes, 144A
3.750%	03/07/17	A+(d)		800	842,964
Lloyds TSB Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	Ba1		200	224,290
National Australia Bank Ltd. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
0.960%(c)	07/08/14	Aaa		2,000	2,013,320
NIBC Bank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
2.800%	12/02/14	Aaa		1,500	1,564,896
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes, 144A
6.990%(c)	10/29/49(g)	Ba3		400	360,000
Royal Bank of Scotland PLC (The) (United Kingdom),
Covered Bonds, MTN
2.750%	08/18/14	Aaa	EUR	900	1,176,331
Sub. Notes
4.440%(c)	10/27/14	Baa3	AUD	1,000	954,027
Stadshypotek AB (Sweden),
Covered Bonds, 144A
0.912%(c)	09/30/13(g)	Aaa		600	600,005
Suncorp-Metway Ltd. (Australia),
Gov’t. Liquid Gtd. Notes, MTN
4.000%	01/16/14	Aaa	GBP	700	1,178,743
Westpac Banking Corp. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
0.584%(c)	12/14/12	Aaa		3,100	3,100,322
3.585%	08/14/14(g)	Aaa		400	420,642

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
WM Covered Bond Program,
Covered Bonds, MTN
4.375%	09/16/14	A+(d)	EUR	1,800	$2,442,562

					46,504,793

Financial Services — 0.1%
LBG Capital No. 1 PLC (United Kingdom),
Bank Gtd. Notes
11.040%	03/19/20	Ba3	GBP	800	1,408,110
Bank Gtd. Notes, 144A
8.500%(c)	12/29/49(g)	BB-(d)		$300	276,000
LBG Capital No. 2 PLC (United Kingdom),
Bank Gtd. Notes
7.625%	12/09/19	Ba2	GBP	600	925,283
TNK-BP Finance SA (Luxembourg),
Gtd. Notes
6.625%	03/20/17	Baa2		100	113,875

					2,723,268

Healthcare Products
Boston Scientific Corp.,
Sr. Unsec’d. Notes
5.450%	06/15/14	Ba1		500	535,468
Merge Healthcare, Inc.,
Sr. Sec’d. Notes
11.750%	05/01/15	B2		255	276,038

					811,506

Healthcare Providers & Services
Adcare Health Systems,
Jr. Sub. Notes
10.000%	10/26/13(g)	NR		200	213,657
Oncology, Inc., Escrow,
Notes
Zero	08/15/17	NR		621	—
Select Medical Corp.,
Gtd. Notes
7.625%	02/01/15	Caa1		195	197,681

					411,338

Hotels, Restaurants & Leisure
Mandalay Resort Group,
Gtd. Notes
7.625%	07/15/13	Caa1		900	922,500
MGM Resorts International,
Gtd. Notes
6.750%	04/01/13	B3		625	638,281

					1,560,781

Insurance — 0.1%
American International Group, Inc.,
Jr. Sub. Notes
8.625%(c)	05/22/68	Baa2	GBP	550	1,021,364
Sr. Unsec’d. Notes
6.765%	11/15/17	Baa1	GBP	476	880,829
ING Capital Funding Trust III,
Bank Gtd. Notes
3.962%(c)	12/29/49	B1		475	436,867

					2,339,060

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Investment Companies
Offshore Group Investments Ltd. (Cayman Islands),
Sr. Sec’d. Notes
11.500%	08/01/15	B3	$1,105	$1,221,025

IT Services
Computer Sciences Corp.,
Sr. Unsec’d. Notes
5.000%	02/15/13	Baa1	525	533,591

Machinery
Chloe Marine Corp. Ltd. (Bermuda),
Sec’d. Notes
12.000%	12/28/16	NR	200	216,000
Tempel Steel Co.,
Sr. Sec’d. Notes, 144A
12.000%	08/15/16	B3	700	693,000

				909,000

Media
Baker & Taylor Acquisitions Corp.,
Sr. Sec’d. Notes, 144A
15.000%	04/01/17	B3	375	288,750
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes
5.750%	01/15/13	Ca	350	350,438
MediMedia USA, Inc.,
Sr. Sub. Notes, 144A
11.375%	11/15/14	Caa2	300	279,000

				918,188

Metals & Mining
Standard Steel LLC/Standard Steel Finance Corp.,
Sr. Sec’d. Notes, 144A
12.000%	05/01/15	B3	709	808,260

Multiline Retail
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.950%	04/01/17	Ba1	1,000	1,032,500

Oil, Gas & Consumable Fuels — 0.1%
Black Elk Energy Offshore Operations LLC/Black Elk Finance Corp.,
Sec’d. Notes
13.750%	12/01/15	Caa2	600	607,500
CCS, Inc. (Canada),
Sr. Notes, 144A
11.000%	11/15/15	Caa2	575	593,688
EOAL Cyprus Holdings Ltd. (Cyprus),
Sr. Sec’d. Notes
15.000%	07/15/14	NR	513	25,625
20.000%	06/22/13	NR	44	34,563
20.000%	06/22/13	NR	29	21,581
Floatel Superior Ltd. (Bermuda),
Sec’d. Notes
13.000%	09/02/15	NR	200	217,000
Global Rig Co. ASA (Norway),
Sr. Sec’d. Notes
13.000%	06/09/15	NR	454	467,792
Golden Close Maritime Corp. Ltd. (Bermuda),
Sr. Sec’d. Notes, MTN
11.000%	12/09/15	NR	300	321,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Green Field Energy Services, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	11/15/16	Caa2		$200	$196,000
InterOil Exploration and Production ASA (Norway),
Sec’d. Notes
15.000%	03/14/14	NR	NOK	1,000	174,554
Panoro Energy ASA (Norway),
Sr. Sec’d. Notes, 144A
12.000%	11/15/18	NR		300	309,000
Polarcus Alima A/S (Norway),
Sec’d. Notes
12.500%	10/29/15	NR		400	418,000
Transocean, Inc. (Cayman Islands),
Gtd. Notes
4.950%	11/15/15	Baa3		300	328,435

					3,715,488

Pharmaceuticals
KV Pharmaceutical Co.,
Sr. Sec’d. Notes
12.000%	03/15/15	NR		700	238,000

Real Estate Investment Trusts
Rouse Co. LLC (The),
Sr. Unsec’d. Notes
6.750%	11/09/15	BB+(d)		255	269,025

Retail & Merchandising
HOA Restaurant Group LLC/HOA Finance Corp.,
Sec’d. Notes, 144A
11.250%	04/01/17	B3		950	866,875
Mastro’s Restaurants LLC/RRG Finance Corp.,
Sr. Sec’d. Notes, 144A
12.000%	06/01/17(g)	Caa1		725	746,750

					1,613,625

Savings & Loan
Nationwide Building Society (United Kingdom),
Covered Bonds, MTN
2.875%	09/14/15	Aaa	EUR	400	547,174

Semiconductors & Semiconductor Equipment
Freescale Semiconductor, Inc.,
Gtd. Notes
8.875%	12/15/14	Caa1		425	431,375

Telecommunications
Intelsat Investments SA (Luxembourg),
Sr. Unsec’d. Notes
6.500%	11/01/13	Caa3		775	806,930
Interactive Network, Inc./FriendFinder Networks, Inc.,
Sec’d. Notes, PIK, 144A
11.500%	04/30/14	CC(d)		266	34,591
Sr. Sec’d. Notes
14.000%	09/30/13	CCC(d)		80	66,253
Primus Telecommunications Holding, Inc./Primus
Telecommunications Canada, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/15/16	NR		125	122,719

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
WCP Wireless Site Funding LLC/WCP Wireless Site Re Funding LLC,
Sr. Sec’d. Notes, 144A
6.829%	11/15/40	NR		$375	$393,554

					1,424,047

Textiles, Apparel & Luxury Goods
Broder Brothers Co.,
Sr. Unsec’d. Notes, PIK, 144A
12.000%	10/15/13	NR		725	699,625
Empire Today LLC/Empire Today Finance Corp.,
Sr. Sec’d. Notes, 144A
11.375%	02/01/17	B3		375	396,563

					1,096,188

Tobacco
North Atlantic Trading Co.,
Sec’d. Notes, 144A
11.500%	07/15/16	B2		700	696,500
Sec’d. Notes, PIK, 144A
19.000%	01/15/17(g)	Caa2		260	242,450

					938,950

Transportation — 0.1%
Atlantic Offshore A/S (Norway),
Sr. Sec’d. Notes
11.920%(c)	06/27/15	NR	NOK	1,500	261,830
Aviation Capital Group Corp.,
Sr. Unsec’d. Notes, 144A
7.125%	10/15/20	BB+(d)		900	944,487
Boa Deep C A/S (Norway),
Sr. Sec’d. Notes
7.710%(c)	04/27/16	NR	NOK	2,305	410,337
Ship Finance International Ltd. (Bermuda),
Gtd. Notes
8.500%	12/15/13	B3		375	375,000
Songa Offshore SE (Cyprus),
Sr. Unsec’d. Notes
10.420%(c)	06/11/15	NR	NOK	2,500	436,707
12.690%(c)	11/17/16	NR	NOK	1,500	276,231
Western Express, Inc.,
Sr. Sec’d. Notes, 144A
12.500%	04/15/15	Caa2		225	150,750

					2,855,342

Wireless Telecommunication Services
Crown Castle International Corp.,
Sr. Unsec’d. Notes
9.000%	01/15/15	B1		1,450	1,555,125

TOTAL CORPORATE BONDS (cost $122,169,601)					124,880,276

FOREIGN GOVERNMENT BONDS — 1.8%
Australia Government (Australia),
Sr. Unsec’d. Notes
3.000%	09/20/25	Aaa	AUD	500	732,200
4.000%	08/20/15	Aaa	AUD	900	1,700,435
4.000%	08/20/20	Aaa	AUD	700	1,418,937
Belgium Government (Belgium),
Bonds
3.500%	06/28/17	NR	EUR	900	1,274,165

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Bundesrepublik Deutschland (Germany),
Bonds
3.250%	07/04/21	Aaa	EUR	100	$150,064
4.000%	01/04/37	Aaa	EUR	2,600	4,468,760
4.750%	07/04/28	Aaa	EUR	3,100	5,455,136
5.625%	01/04/28	Aaa	EUR	1,100	2,089,559
Canada Housing Trust No. 1 (Canada),
Gov’t. Gtd. Notes
2.450%	12/15/15	Aaa	CAD	900	945,969
Canadian Government (Canada),
Bonds
1.500%	08/01/15	AAA(d)	CAD	1,900	1,951,566
2.750%	09/01/16	Aaa	CAD	1,700	1,828,135
Bonds, TIPS
1.500%	12/01/44	Aaa	CAD	400	564,331
3.000%	12/01/36	Aaa	CAD	50	98,252
4.250%	12/01/21	Aaa	CAD	100	211,892
European Union (Supranational Bank),
Notes, MTN
2.750%	06/03/16	Aaa	EUR	1,500	2,084,788
Sr. Unsec’d. Notes, MTN
3.250%	04/04/18	Aaa	EUR	1,900	2,732,242
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes, MTN
0.883%(c)	06/16/14	Aaa	GBP	900	1,455,805
2.375%	12/15/14	Aaa	EUR	700	939,474
3.375%	06/17/21	Aaa	EUR	1,300	1,889,504
Fund for Ordered Bank Restructuring (Spain),
Gov’t. Gtd. Notes
4.400%	10/21/13	Baa3	EUR	300	388,082
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes
1.978%(c)	03/25/14	Aa2	EUR	2,200	2,723,072
Gov’t. Gtd. Notes, MTN
3.250%	05/14/13	Baa3		$1,500	1,491,420
6.125%	02/27/14	Baa3	AUD	100	98,978
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
3.000%	04/15/15	A3	EUR	1,100	1,418,474
3.750%	08/01/21	A3	EUR	400	475,355
4.250%	02/01/19	Baa2	EUR	500	641,548
4.500%	03/01/19	Baa2	EUR	500	647,742
5.000%	03/01/22	Baa2	EUR	800	1,032,419
5.000%	08/01/34	Baa2	EUR	100	116,708
5.000%	09/01/40	Baa2	EUR	600	690,920
5.500%	09/01/22	A3	EUR	2,200	2,925,210
5.750%	02/01/33	Baa2	EUR	600	769,657
Bonds, TIPS
2.000%	06/01/13	Aa2	EUR	600	772,279
2.100%	09/15/16	Baa2	EUR	1,050	1,395,311
2.100%	09/15/17	Baa2	EUR	300	420,133
2.350%	09/15/19	Aa2	EUR	100	131,733
4.250%	09/01/19	Baa2	EUR	800	1,019,589
Sr. Unsec’d. Notes
5.000%	08/01/39	Baa2	EUR	100	115,520
5.250%	08/01/17	Baa2	EUR	1,600	2,172,462
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, MTN
6.500%	04/12/21	Aaa	AUD	500	601,866

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Korea Housing Finance Corp. (South Korea),
Covered Bonds
4.125%	12/15/15	Aa3		$1,000	$1,077,141
Mexican Bonos (Mexico),
Bonds
6.500%	06/10/21	Baa1	MXN	6,400	541,521
10.000%	12/05/24	Baa1	MXN	10,400	1,136,302
Mexican Udibonos (Mexico),
Bonds, TIPS
2.500%	12/10/20	Baa1	MXN	1,010	414,769
Netherlands Government (Netherlands),
Bonds
3.250%	07/15/21	Aaa	EUR	700	1,023,572
3.500%	07/15/20(g)	Aaa	EUR	500	742,547
4.000%	07/15/19	Aaa	EUR	1,800	2,735,060
4.500%	07/15/17	Aaa	EUR	8,000	12,108,253
Unsec’d. Notes
2.250%	07/15/22	NR	EUR	6,800	9,156,677
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.500%	11/20/35	Aaa	AUD	100	129,962
2.750%	11/20/25	Aaa	AUD	700	957,697
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
5.000%	03/15/19	Aaa	NZD	4,700	4,332,744
5.500%	04/15/23	Aaa	NZD	800	779,731
6.000%	12/15/17	Aaa	NZD	700	667,540
6.000%	05/15/21	Aaa	NZD	3,800	3,776,537
Province of Ontario (Canada),
Debs.
6.200%	06/02/31	Aa2	CAD	100	143,600
Sr. Unsec’d. Notes
2.450%	06/29/22	Aa2		300	304,513
Unsec’d. Notes
3.150%	06/02/22	Aa2	CAD	1,500	1,588,038
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	Aa2	CAD	200	259,005
Debs.
6.000%	10/01/29	Aa2	CAD	300	410,293
Notes
4.250%	12/01/21	Aa2	CAD	600	686,884
Unsec’d. Notes
3.500%	12/01/22	Aa2	CAD	900	966,710
Republic of Italy (Italy),
Sr. Unsec’d. Notes
3.125%	01/26/15	NR		300	301,776
4.750%	01/25/16	NR		2,800	2,885,120
5.250%	09/20/16	NR		200	209,360
6.875%	09/27/23	A2		200	220,728
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	Baa2	GBP	1,100	1,643,064
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
8.250%	09/15/17	Baa1	ZAR	14,000	1,853,154
Unsec’d. Notes, TIPS
2.750%	01/31/22	NR	ZAR	3,000	455,038
Spainish Government (Spain),
Bonds
4.200%	01/31/37	Aaa	EUR	400	362,654

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Sr. Unsec’d. Notes, MTN
3.625%	06/17/13	Baa3		$1,300	$1,297,920
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	12/07/27	Aaa	GBP	1,200	2,444,530
4.250%	09/07/39	Aaa	GBP	600	1,192,607
4.250%	12/07/40	Aaa	GBP	2,000	3,967,743
4.500%	09/07/34	Aaa	GBP	200	414,132
4.750%	12/07/30	Aaa	GBP	3,500	7,523,019
4.750%	12/07/38	Aaa	GBP	600	1,288,052
Unsec’d. Notes
4.250%	03/07/36	Aaa	GBP	2,900	5,783,722
6.000%	12/07/28	Aaa	GBP	800	1,950,270
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds, TIPS
1.250%	11/22/17	Aaa	GBP	100	231,463
1.875%	11/22/22	Aaa	GBP	1,300	3,140,882
Unsec’d. Notes, TIPS
0.375%	03/22/62	Aaa	GBP	100	170,346

TOTAL FOREIGN GOVERNMENT BONDS (cost $128,229,274)					133,314,368

MUNICIPAL BONDS
California
City of Riverside CA Electric Revenue,
Revenue Bonds
7.455%	10/01/30	AA-(d)		600	786,300
Los Angeles County Public Works Financing Authority,
Revenue Bonds
7.618%	08/01/40	A1		600	811,020
Orange County Local Transportation Authority,
Revenue Bonds
6.908%	02/15/41	Aa2		600	848,808
University of California,
Revenue Bonds
6.398%	05/15/31	Aa2		100	128,505
6.583%	05/15/49	AA-(d)		300	410,703

					2,985,336

TOTAL MUNICIPAL BONDS (cost $2,200,000)					2,985,336

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58	Aaa		429	444,219
American Home Mortgage Assets LLC,
Series 2006-1, Class 2A1
0.407%(c)	05/25/46	Ca		186	116,679
Series 2006-4, Class 1A12
0.427%(c)	10/25/46	Ca		249	144,607
Arran Residential Mortgages Funding PLC,
Series 2010-1A, Class A1B
1.545%(c)	05/16/47	NR	EUR	69	89,208
Banc of America Funding Corp.,
Series 2005-7, Class 4A3
5.750%	11/25/35	B1		498	523,686
Series 2006-I, Class 4A1
5.922%(c)	10/20/46	D(d)		231	166,994

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
3.102%(c)	05/25/35	Caa2		$500	$432,846
BCAP LLC Trust,
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37	NR		592	584,282
Series 2011-RR5, Class 12A1, 144A
5.491%(c)	03/26/37	NR		200	161,500
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-7, Class 6A
2.803%(c)	10/25/33	A2		103	103,905
Series 2005-1, Class 2A1
2.901%(c)	03/25/35	Caa2		54	46,803
Series 2005-8, Class A3, 144A
5.141%(c)	08/25/35	B3		374	377,617
Series 2005-10, Class A2
2.648%(c)	10/25/35	BB+(d)		400	408,795
Bear Stearns Alt-A Trust,
Series 2006-6, Class 31A1
2.921%(c)	11/25/36	Caa3		201	133,980
Citicorp Mortgage Securities, Inc.,
Series 2007-3, Class 1A1
6.000%	04/25/37	B3		221	225,738
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-10, Class 22AA
3.109%(c)	09/25/37	D(d)		256	191,598
Countrywide Alternative Loan Trust,
Series 2006-OA9, Class 2A1A
0.429%(c)	07/20/46	Ca		242	114,921
Series 2006-OA17, Class 1A1A
0.414%(c)	12/20/46	Ca		297	183,153
Series 2007-OA4, Class A1
0.387%(c)	05/25/47	Ca		564	402,312
Series 2007-OA6, Class A1B
0.417%(c)	06/25/37	Caa3		391	294,218
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-46, Class 7A1
4.262%(c)	01/19/34	Baa2		101	101,879
Series 2004-12, Class 12A1
2.863%(c)	08/25/34	Caa1		187	158,194
Crusade Global Trust (Australia),
Series 2005-1, Class A3
3.680%(c)	06/17/37	Aaa	AUD	280	285,426
Deutsche Mortgage Securities, Inc.,
Series 2010-RS2, Class A1, 144A
1.466%(c)	06/28/47	AAA(d)		21	21,222
Eurosail PLC (United Kingdom),
Series 2006-4X, Class A3A
0.426%(c)	12/10/44	Aa2	EUR	426	487,305
Fannie Mae REMICS,
Series 2010-115, Class FN
0.717%(c)	10/25/40	Aaa		818	821,217
Series 2010-123, Class FK
0.667%(c)	11/25/40	Aaa		933	932,567
Series 2010-123, Class FL
0.647%(c)	11/25/40	Aaa		851	852,356
Series 2011-3, Class FA
0.897%(c)	02/25/41	Aaa		480	483,152

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
FDIC Structured Sale Guaranteed Notes,
Series 2010-S2, Class 1A, 144A
0.715%(c)	11/29/37	NR		$1,041	$1,038,005
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.571%(c)	11/15/31	Aa3		237	234,637
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.908%(c)	10/18/54	Aa3	GBP	900	1,477,752
Freddie Mac REMICS,
Series 2752, Class FM
0.571%(c)	12/15/30	Aaa		98	98,218
Series 3172, Class FK
0.671%(c)	08/15/33	Aaa		535	537,479
Series 3397, Class FC
0.821%(c)	12/15/37	Aaa		446	449,048
Freddie Mac Strips,
Series 278, Class F1
0.691%(c)	09/15/42	Aaa		600	602,554
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
2.219%(c)	04/24/47	Aaa	GBP	1,000	1,644,196
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.519%(c)	03/20/37	Aaa		740	741,045
Granite Mortgages PLC (United Kingdom),
Series 2003-3, Class 3A
1.163%(c)	01/20/44	Aaa	GBP	800	1,278,159
Series 2004-3, Class 3A2
1.011%(c)	09/20/44	Aaa	GBP	929	1,475,075
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.870%(c)	03/25/33	A2		119	119,038
Series 2005-AR1, Class 1A1
2.899%(c)	01/25/35	BBB-(d)		36	35,937
Series 2005-AR3, Class 6A1
3.004%(c)	05/25/35	Caa2		327	295,822
Series 2005-AR6, Class 4A5
2.641%(c)	09/25/35	BB(d)		500	451,379
Harborview Mortgage Loan Trust,
Series 2005-13, Class 2A11
0.499%(c)	02/19/36	Caa3		287	191,345
Holmes Master Issuer PLC (United Kingdom),
Series 2010-1A, Class A3, 144A
1.897%(c)	10/15/54	Aaa	EUR	1,100	1,429,003
Series 2011-1X, Class A3
2.955%(c)	10/15/54	Aaa	EUR	1,000	1,302,945
Impac CMB Trust,
Series 2004-11, Class 2A1
0.877%(c)	03/25/35	Caa2		314	275,737
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
4.218%(c)	11/25/35	Caa1		111	95,780
Indymac Index Mortgage Loan Trust,
Series 2006-AR12, Class A1
0.407%(c)	09/25/46	Caa2		220	147,533

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Intesa Sec SpA (Italy),
Series 3, Class A3
0.562%(c)	10/30/33	AA+(d)	EUR	800	$955,025
JPMorgan Mortgage Trust,
Series 2005-A6, Class 2A1
3.116%(c)	08/25/35	B(d)		$89	87,822
Series 2007-A1, Class 1A1
3.050%(c)	07/25/35	Ba3		99	100,505
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.303%(c)	12/15/49	AA-(d)	GBP	565	812,494
Maxis Loans Securitisation (Australia),
Series 2009-1, Class A1
5.340%(c)	09/12/39	NR	AUD	153	160,149
Medallion Trust (Australia),
Series 2005-1G, Class A2
3.740%(c)	05/10/36	Aaa	AUD	268	274,026
Mellon Residential Funding Corp.,
Series 1999-TBC3, Class A2
2.610%(c)	10/20/29	AAA(d)		33	33,427
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.539%(c)	02/25/33	AAA(d)		112	112,269
Series 2005-A10, Class A
0.427%(c)	02/25/36	B2		120	101,564
Morgan Stanley Mortgage Loan Trust,
Series 2005-4, Class 5A3
5.500%	08/25/35	B2		191	199,028
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.678%(c)	10/07/20	Aaa		275	276,251
Series 2010-R2, Class 2A
0.689%(c)	11/05/20	Aaa		2,510	2,517,230
Series 2010-R3, Class 1A
0.779%(c)	12/08/20	Aaa		173	174,432
Series 2010-R3, Class 2A
0.788%(c)	12/08/20	Aaa		1,540	1,551,146
Series 2011-R1, Class 1A
0.669%(c)	01/08/20	Aaa		569	571,843
Newgate Funding PLC (United Kingdom),
Series 2007-3X, Class A3
1.653%(c)	12/15/50	Aa2	GBP	1,100	1,353,652
Series 2007-3X, Class BA
1.903%(c)	12/15/49	Baa2	GBP	300	256,754
Residential Accredit Loans, Inc.,
Series 2007-QH7, Class 1A1
0.467%(c)	08/25/37	Caa3		673	474,188
Residential Funding Mortgage Securities I,
Series 2003-S9, Class A1
6.500%	03/25/32	BB(d)		20	21,037
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.813%(c)	12/15/43	Aa2	GBP	377	530,541
RMAC Securities PLC (United Kingdom),
Series 2006-NS2X, Class A2C
0.411%(c)	06/12/44	Aa1	EUR	950	1,082,961

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#			Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Sequoia Mortgage Trust,
Series 2003-4, Class 2A1
0.569%(c)	07/20/33	Aaa		$298		$292,804
Series 2007-3, Class 1A1
0.419%(c)	07/20/36	B1		146		133,686
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-18, Class 5A
5.500%(c)	12/25/34	B3		232		220,908
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5, Class A2
0.469%(c)	07/19/35	A1		615		593,902
Series 2006-AR6, Class 2A1
0.407%(c)	07/25/46	Caa3		283		183,568
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
4.980%(c)	11/07/40	AAA(d)	AUD	243		253,001
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 1A
2.990%(c)	10/25/43	A+(d)		139		137,811
Series 2007-3, Class 2A1
1.467%(c)	06/25/47	B3		107		93,303
Series 2007-3, Class 3A1
5.750%(c)	06/25/47	Caa1		251		228,000
Series 2007-3, Class 4A1
5.750%(c)	06/25/47	B3		246		242,207
Torrens Trust (Australia),
Series 2005-3E, Class A1
0.677%(c)	10/15/36	Aaa	EUR	423		532,644
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-AR5, Class A7
2.454%(c)	06/25/33	A1		94		96,756
Series 2005-AR10, Class 3A1
5.314%(c)	08/25/35	CC(d)		20		19,035
Series 2005-AR12, Class 1A6
2.488%(c)	10/25/35	CC(d)		600		547,804
Series 2005-AR14, Class 2A1
4.500%(c)	12/25/35	CCC(d)		312		298,980
Series 2006-AR7, Class 3A
2.594%(c)	07/25/46	B2		434		384,832
Series 2006-AR14, Class 1A4
2.228%(c)	11/25/36	D(d)		540		428,649
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR6, Class 3A1
2.693%(c)	03/25/36	B3		389		364,759

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $38,319,265)						39,910,059

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.6%
Federal Home Loan Mortgage Corp.
2.000%	03/14/19			1,000		1,006,470
2.500%	10/02/19			900		933,259
Federal National Mortgage Assoc.
0.750%	12/18/13			1,800		1,811,950
1.250%	03/14/14			600		608,645
2.567%(c)	09/01/19			—(r	)	379

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
2.700%	03/28/22		$1,800	$1,823,456
3.000%	TBA		7,000	7,389,375
3.500%	TBA		13,000	13,907,969
4.000%	11/01/40		1,507	1,625,619
4.000%	TBA		12,000	12,915,001
4.500%	07/01/41		2,301	2,503,072
5.500%	12/01/36		1,327	1,456,557
Small Business Administration Participation Certificates
5.600%	09/01/28		466	546,629

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $45,868,924)				46,528,381

U.S. TREASURY OBLIGATIONS — 2.2%
U.S. Treasury Bonds
3.125%	11/15/41		800	852,250
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-07/15/22	(k)	38,550	42,133,359
0.500%	04/15/15		300	333,264
0.625%	07/15/21		450	523,732
0.750%	02/15/42		400	440,713
1.250%	04/15/14	(h)(k)	5,600	6,303,928
1.250%	07/15/20		14,500	18,214,338
1.375%	01/15/20		5,000	6,339,152
1.625%	01/15/15-01/15/18	(h)	600	771,080
1.750%	01/15/28		6,300	8,921,910
1.875%	07/15/13-07/15/19		5,200	6,709,221
2.000%	01/15/14-01/15/26		7,500	9,778,459
2.125%	02/15/41		600	922,243
2.375%	01/15/25-01/15/27	(k)	17,700	28,650,287
2.500%	01/15/29		5,800	8,854,275
2.625%	07/15/17	(k)	6,300	8,416,483
3.625%	04/15/28		6,400	14,391,855
3.875%	04/15/29		3,200	7,404,532

TOTAL U.S. TREASURY OBLIGATIONS (cost $169,471,776)				169,961,081

TOTAL LONG-TERM INVESTMENTS (cost $6,204,504,146)				6,502,084,416

			Shares
SHORT-TERM INVESTMENTS — 18.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.9%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,127,533,667; includes $76,875,283 of cash collateral received for securities on loan)(b)(w)			1,127,533,667	1,127,533,667

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 2.3%
U.S. Treasury Bills
0.070%	11/15/12		$5,000	4,999,500
0.080%	10/18/12	(h)(k)	26,000	25,999,019
0.100%	12/20/12	(k)	9,000	8,998,353

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
0.105%	12/20/12	(k)	$22,331	$22,326,914
0.110%	11/23/12		3,000	2,999,735
0.125%	03/07/13		610	609,654
0.130%	12/06/12-03/14/13	(k)	86,057	86,044,437
0.135%	03/28/13		9,000	8,994,105
0.137%	10/25/12	(h)	610	609,968
0.140%	10/11/12-11/15/12	(h)(k)	10,941	10,939,909
0.144%	10/25/12		310	309,983
0.160%	05/30/13	(k)	145	144,855
0.172%	05/30/13	(h)(k)	370	369,629
0.175%	09/19/13		260	259,605
0.176%	07/25/13	(h)	100	99,872
0.185%	05/02/13	(k)	782	781,306
0.205%	06/27/13	(k)	977	975,888
0.787%	02/21/13	(h)(k)	1,818	1,817,187

TOTAL U.S. TREASURY OBLIGATIONS (cost $177,269,108)				177,279,919

REPURCHASE AGREEMENTS(m) — 1.3%
Barclays Capital, Inc., 0.140%, dated 09/27/12, due 10/04/12 in the amount of $8,800,240			8,800	8,800,000
Citigroup Global Markets, Inc., 0.280%, dated 09/28/12, due 10/01/12 in the amount of $5,500,128			5,500	5,500,000
Citigroup Global Markets, Inc., 0.280%, dated 09/28/12, due 10/01/12 in the amount of $5,500,128			5,500	5,500,000
Credit Suisse Securities (USA) LLC, 0.280%, dated 09/28/12, due 10/01/12 in the amount of $15,200,355			15,200	15,200,000
Goldman Sachs & Co., 0.210%, dated 09/28/12, due 10/01/12 in the amount of $4,100,072			4,100	4,100,000
JPMorgan Securities LLC, 0.260%, dated 09/28/12, due 10/01/12 in the amount of $16,300,353			16,300	16,300,000
JPMorgan Securities LLC, 0.280%, dated 09/28/12, due 10/01/12 in the amount of $2,200,051			2,200	2,200,000
Morgan Stanley & Co. LLC, 0.280%, dated 09/28/12, due 10/01/12 in the amount of $13,000,303			13,000	13,000,000
Morgan Stanley & Co. LLC, 0.290%, dated 09/28/12, due 10/01/12 in the amount of $5,500,133			5,500	5,500,000
Morgan Stanley & Co. LLC, 0.290%, dated 09/28/12, due 10/01/12 in the amount of $6,100,147			6,100	6,100,000
RBS Securities, Inc., 0.260%, dated 09/28/12, due 10/01/12 in the amount of $18,500,401			18,500	18,500,000

TOTAL REPURCHASE AGREEMENTS (cost $100,700,000)				100,700,000

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Italy Buoni Ordinari del Tesoro
1.810%	09/13/13	EUR	1,100	$1,388,450
Mexican Cetes
4.630%	12/13/12	MXN	15,400	118,560
4.690%	11/29/12	MXN	30,800	237,515
5.080%	10/18/12	MXN	520,000	4,030,321

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $5,702,362)				5,774,846

COMMERCIAL PAPER(n)
Santander SA
2.200%	04/02/13		$300	296,663
Standard Chartered
0.950%	10/01/13		1,500	1,487,580

TOTAL COMMERCIAL PAPER (cost $1,782,255)				1,784,243

CERTIFICATES OF DEPOSIT(n) — 0.1%
Dexia Credit Local
1.400%	09/20/13		500	498,535
1.700%	09/06/13		3,100	3,099,951

TOTAL CERTIFICATES OF DEPOSIT (cost $3,600,000)				3,598,486

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
S&P 500 Index,
expiring 10/20/12, Strike Price $1,475.00			35	141,200
expiring 10/20/12, Strike Price $1,550.00			39	7,760
expiring 10/20/12, Strike Price $1,575.00			7	700
expiring 12/22/12, Strike Price $1,430.00			1	46,200
expiring 12/22/12, Strike Price $1,435.00			2	94,300
expiring 12/22/12, Strike Price $1,450.00			2	68,880
expiring 12/22/12, Strike Price $1,575.00			18	22,000

				381,040

Put Options
10 Year Euro-Bund Futures,
expiring 11/23/12, Strike Price $120.00		EUR	3,400	437
FNMA,
expiring 11/07/12, Strike Price $99.95			22,000	—
expiring 11/07/12, Strike Price $100.44			2,000	—

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Interest Rate Swap Options,
Pay a fixed rate of 3.88% and receive a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank	$1,000	$21,923
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	2,000	147,221
Pay a fixed rate of 3.45% and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	1,200	88,333
S&P 500 Index,
expiring 10/20/12, Strike Price $1,025.00		27	1,360
expiring 10/20/12, Strike Price $1,050.00		85	8,470
expiring 10/20/12, Strike Price $1,125.00		64	9,525
expiring 10/20/12, Strike Price $1,150.00		64	19,050
expiring 10/20/12, Strike Price $1,175.00		11	3,180
expiring 10/20/12, Strike Price $1,180.00		56	22,560
expiring 10/20/12, Strike Price $1,200.00		26	12,900
expiring 10/20/12, Strike Price $1,220.00		132	72,765
expiring 10/20/12, Strike Price $1,240.00		11	7,420
expiring 10/20/12, Strike Price $1,250.00		25	19,680
expiring 10/20/12, Strike Price $1,260.00		21	15,825
expiring 10/20/12, Strike Price $1,425.00		18	193,600
expiring 11/17/12, Strike Price $1,175.00		21	29,680
expiring 11/17/12, Strike Price $1,200.00		113	191,590
expiring 11/17/12, Strike Price $1,220.00		53	95,040
expiring 12/21/12, Strike Price $1,445.00		2	71,200
expiring 12/21/12, Strike Price $1,460.00		2	91,800

			1,123,559

Straddle Options
Call & Put - OTC 3 month vs. 30 year Forward Volatility Agreement,
expiring 12/10/12, Strike Price $ — (q)	Deutsche Bank	200	15,206

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Counterparty		Notional Amount (000)#	Value
OPTIONS PURCHASED* (Continued)
Straddle Options (cont’d.)
expiring 12/10/12, Strike Price $ — (q)	Morgan Stanley	$300	$22,809

			38,015

TOTAL OPTIONS PURCHASED (cost $1,890,885)			1,542,614

TOTAL SHORT-TERM INVESTMENTS (cost $1,418,478,277)			1,418,213,775

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 104.3% (cost $7,622,982,423)			7,920,298,191

		Shares
SECURITIES SOLD SHORT — (6.0)%
COMMON STOCKS — (5.9)%
Advertising
Interpublic Group of Cos., Inc. (The)		24,890	(276,777)
Omnicom Group, Inc.		41,038	(2,115,919)

			(2,392,696)

Aerospace & Defense — (0.1)%
AAR Corp.		6,800	(111,656)
Aerovironment, Inc.*		7,600	(178,372)
American Science & Engineering, Inc.		1,800	(118,098)
Boeing Co. (The)		23,058	(1,605,298)
Ceradyne, Inc.		4,800	(117,264)
Hexcel Corp.*		8,900	(213,778)
L-3 Communications Holdings, Inc.		2,777	(199,139)
Lockheed Martin Corp.		20,315	(1,897,015)
Orbital Sciences Corp.*		12,700	(184,912)
Raytheon Co.		16,796	(960,059)
Rockwell Collins, Inc.		13,100	(702,684)
Spirit Aerosystems Holdings, Inc. (Class A Stock)*		22,400	(497,504)
Textron, Inc.		85,570	(2,239,367)
TransDigm Group, Inc.*		2,100	(297,927)

			(9,323,073)

Agriculture
Alliance One International, Inc.*		69,683	(225,076)
Vector Group Ltd.		43,455	(721,231)

			(946,307)

Air Freight & Logistics
Atlas Air Worldwide Holdings, Inc.*		8,400	(433,692)
United Parcel Service, Inc. (Class B Stock)		5,904	(422,549)

			(856,241)

Airlines
Copa Holdings SA (Panama)		2,200	(178,794)
Hawaiian Holdings, Inc.*		4,100	(22,919)
JetBlue Airways Corp.*		44,949	(215,306)

			(417,019)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Auto Components
American Axle & Manufacturing Holdings, Inc.*	34,800	$(392,196)
BorgWarner, Inc.*	1,400	(96,754)
Fuel Systems Solutions, Inc.*	8,800	(151,272)
Gentex Corp.	39,450	(671,044)
Gentherm, Inc.*	8,300	(103,252)
TRW Automotive Holdings Corp.*	19,542	(854,181)
Visteon Corp.*	6,900	(306,774)

		(2,575,473)

Auto Parts & Equipment
Autoliv, Inc.	6,240	(386,693)

Automobile Manufacturers
Ford Motor Co.	110,033	(1,084,925)
Navistar International Corp.*	7,273	(153,388)

		(1,238,313)

Automobiles
General Motors Co.	10,875	(405,420)

Beverages
Brown-Forman Corp. (Class B Stock)	14,855	(969,288)

Biotechnology — (0.1)%
Achillion Pharmaceuticals, Inc.*	27,800	(289,398)
Affymax, Inc.*	16,800	(353,808)
Amgen, Inc.	11,337	(955,936)
Ariad Pharmaceuticals, Inc.*	5,100	(123,548)
Cepheid, Inc.*	21,300	(735,063)
Enzon Pharmaceuticals, Inc.*	8,482	(59,035)
Exelixis, Inc.*	68,634	(330,816)
Gilead Sciences, Inc.*	2,200	(145,926)
Halozyme Therapeutics, Inc.*	23,700	(179,172)
Idenix Pharmaceuticals, Inc.*	17,600	(80,432)
Incyte Corp. Ltd.*	11,100	(200,355)
Infinity Pharmaceuticals, Inc.*	5,800	(136,590)
Medicines Co. (The)*	2,524	(65,144)
Medivation, Inc.*	7,240	(408,046)
NPS Pharmaceuticals, Inc.*	6,300	(58,275)
Onyx Pharmaceuticals, Inc.*	1,500	(126,750)
PDL BioPharma, Inc.	70,288	(540,515)
Regeneron Pharmaceuticals, Inc.*	26,237	(4,005,340)
Theravance, Inc.*	13,200	(342,012)
United Therapeutics Corp.*	3,310	(184,963)

		(9,321,124)

Building Products
Cemex SAB de CV (Mexico), ADR*	6,997	(58,285)
Masco Corp.	15,400	(231,770)
Owens Corning*	24,200	(809,732)
Quanex Building Products Corp.	5,200	(97,968)

		(1,197,755)

Capital Markets — (0.1)%
Ares Capital Corp.	13,248	(227,071)
Evercore Partners, Inc. (Class A Stock)	8,000	(216,000)
Financial Engines, Inc.*	9,100	(216,853)
Greenhill & Co., Inc.	11,500	(595,125)
Janus Capital Group, Inc.	38,800	(366,272)
KBW, Inc.	9,400	(154,818)
Lazard Ltd. (Bermuda)	2,700	(78,921)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Capital Markets (cont’d.)
Legg Mason, Inc.	10,100	$(249,268)
Northern Trust Corp.	14,309	(664,153)
Piper Jaffray Cos.*	2,600	(66,170)
Stifel Financial Corp.*	1,800	(60,480)
T. Rowe Price Group, Inc.	15,585	(986,529)

		(3,881,660)

Chemicals — (0.2)%
Air Products & Chemicals, Inc.	2,100	(173,670)
American Vanguard Corp.	7,500	(261,000)
Ashland, Inc.	3,100	(221,960)
Cabot Corp.	9,470	(346,318)
Calgon Carbon Corp.*	17,200	(246,132)
Celanese Corp.	3,770	(142,921)
Cytec Industries, Inc.	3,200	(209,664)
Dow Chemical Co. (The)	54,640	(1,582,374)
Ecolab, Inc.	20,220	(1,310,458)
EI Du Pont de Nemours & Co.	3,800	(191,026)
Flotek Industries, Inc.*	22,400	(283,808)
Intrepid Potash, Inc.*	26,000	(558,480)
Kraton Performance Polymers, Inc.*	4,300	(112,230)
OM Group, Inc.*	5,491	(101,803)
Praxair, Inc.	24,439	(2,538,723)
Scotts Miracle-Gro Co. (The) (Class A Stock)	11,300	(491,211)
Sherwin-Williams Co. (The)	1,686	(251,062)
Sigma-Aldrich Corp.	13,010	(936,330)
Valspar Corp. (The)	19,609	(1,100,065)
Zoltek Cos., Inc.*	8,100	(62,289)

		(11,121,524)

Commercial Banks — (0.2)%
Associated Banc-Corp.	845	(11,129)
BancorpSouth, Inc.	14,100	(207,834)
Bank of Hawaii Corp.	19,601	(894,198)
Bank of New York Mellon Corp. (The)	10,620	(240,224)
Bank of The Ozarks, Inc.	1,100	(37,917)
BB&T Corp.	10,010	(331,932)
Boston Private Financial Holdings, Inc.	18,597	(178,345)
City National Corp.	1,800	(92,718)
Columbia Banking System, Inc.	11,600	(215,064)
Commerce Bancshares, Inc.	14,139	(570,226)
Community Bank System, Inc.	7,800	(219,882)
Cullen/Frost Bankers, Inc.	26,824	(1,540,502)
First Financial Bancorp	2,000	(33,820)
First Horizon National Corp.	91,200	(878,256)
FNB Corp.	9,500	(106,495)
Glacier Bancorp, Inc.	5,700	(88,806)
Iberiabank Corp.	2,800	(128,240)
M&T Bank Corp.	5,551	(528,233)
Park Sterling Corp.*	63,092	(311,674)
Pinnacle Financial Partners, Inc.*	2,700	(52,164)
PrivateBancorp, Inc.	2,500	(39,975)
Prosperity Bancshares, Inc.	8,400	(358,008)
SCBT Financial Corp.	1,128	(45,436)
Signature Bank*	8,000	(536,640)
SVB Financial Group*	2,100	(126,966)
TCF Financial Corp.	38,000	(453,720)
Trustmark Corp.	28,937	(704,327)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
UMB Financial Corp.	24,571	$(1,196,116)
US Bancorp	10,590	(363,237)
Valley National Bancorp	124,098	(1,243,462)
Westamerica Bancorporation	4,600	(216,430)
Western Alliance Bancorp*	12,459	(127,082)
Wintrust Financial Corp.	39,592	(1,487,471)

		(13,566,529)

Commercial Services & Supplies — (0.1)%
ADT Corp. (The)	121,141	(4,361,076)
CBIZ, Inc.*	20,693	(124,572)
Cenveo, Inc.*	50,294	(115,173)
Clean Harbors, Inc.*	7,300	(356,605)
Coinstar, Inc.*	18,117	(814,903)
Covanta Holding Corp.	7,900	(135,564)
Geo Group, Inc. (The)	16,900	(467,623)
Global Payments, Inc.	1,865	(78,013)
Healthcare Services Group, Inc.	11,600	(265,292)
HNI Corp.	3,000	(76,530)
Innerworkings, Inc.*	7,500	(97,650)
Iron Mountain, Inc.	11,500	(392,265)
PHH Corp.*	10,557	(214,835)
Stericycle, Inc.*	5,400	(488,808)
Total System Services, Inc.	6,970	(165,189)
Waste Connections, Inc.	15,900	(480,975)

		(8,635,073)

Communications Equipment — (0.1)%
Acme Packet, Inc.*	10,500	(179,550)
Ciena Corp.*	87,079	(1,184,274)
DigitalGlobe, Inc.*	81,774	(1,667,372)
Finisar Corp.*	42,300	(604,890)
Infinera Corp.*	33,900	(185,772)
InterDigital, Inc. Pa	7,300	(272,144)
JDS Uniphase Corp.*	22,045	(273,027)
Motorola Solutions, Inc.	7,582	(383,270)
Procera Networks, Inc.*	7,800	(183,300)
Viasat, Inc.*	15,300	(571,914)

		(5,505,513)

Computer Services & Software
Cerner Corp.*	1,910	(147,853)
Dun & Bradstreet Corp. (The)	3,170	(252,395)

		(400,248)

Computers
Seagate Technology PLC (Ireland)	2,400	(74,400)

Computers & Peripherals — (0.1)%
3D Systems Corp.*	49,771	(1,634,977)
Dell, Inc.	21,287	(209,890)
EMC Corp.*	10,520	(286,880)
International Business Machines Corp.	14,684	(3,046,196)
QLogic Corp.*	1,500	(17,130)
SanDisk Corp.*	19,000	(825,170)
Synaptics, Inc.*	2,800	(67,256)
Western Digital Corp.	1,730	(67,003)

		(6,154,502)

Construction & Engineering
Aegion Corp.*	8,200	(157,112)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Construction & Engineering (cont’d.)
Chicago Bridge & Iron Co. NV (Netherlands)	6,562	$(249,947)
Dycom Industries, Inc.*	14,800	(212,824)
Granite Construction, Inc.	7,500	(215,400)
Jacobs Engineering Group, Inc.*	1,500	(60,645)
MasTec, Inc.*	25,100	(494,470)
Trex Co., Inc.*	9,293	(317,077)

		(1,707,475)

Construction Materials
Martin Marietta Materials, Inc.	2,000	(165,740)

Consumer Finance
American Express Co.	2,700	(153,522)
Capital One Financial Corp.	6,500	(370,565)
DFC Global Corp.*	12,612	(216,296)

		(740,383)

Consumer Products & Services
Central Garden & Pet Co. (Class A Stock)*	64,153	(774,968)

Containers & Packaging
Aptargroup, Inc.	4,700	(243,037)
Boise, Inc.	18,000	(157,680)
Myers Industries, Inc.	3,200	(49,984)
Rock-Tenn Co. (Class A Stock)	7,500	(541,350)

		(992,051)

Distributors
LKQ Corp.*	12,800	(236,800)

Diversified Consumer Services
DeVry, Inc.	4,200	(95,592)
K12, Inc.*	9,600	(193,920)
Matthews International Corp. (Class A Stock)	11,500	(342,930)
Regis Corp.	71,581	(1,315,659)
Sotheby’s	31,766	(1,000,629)

		(2,948,730)

Diversified Financial Services
BGC Partners, Inc. (Class A Stock)	7,317	(35,853)
Federated Investors, Inc. (Class B Stock)	9,434	(195,189)
Franklin Resources, Inc.	7,537	(942,653)
Intercontinentalexchange, Inc.*	5,300	(707,073)
Leucadia National Corp.	1,600	(36,400)
MarketAxess Holdings, Inc.	7,800	(246,480)
MSCI, Inc. (Class A Stock)*	1,200	(42,948)
Penson Worldwide, Inc.*	32,656	(1,470)

		(2,208,066)

Diversified Telecommunication Services
AT&T, Inc.	59,065	(2,226,749)
CenturyLink, Inc.	14,300	(577,720)
Cincinnati Bell, Inc.*	41,000	(233,700)

		(3,038,169)

Electric Utilities — (0.1)%
Duke Energy Corp.	16,720	(1,083,456)
Edison International	26,390	(1,205,759)
Entergy Corp.	14,873	(1,030,699)
Exelon Corp.	2,220	(78,988)
Hawaiian Electric Industries, Inc.	22,600	(594,606)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
NextEra Energy, Inc.	3,781	$(265,918)
Northeast Utilities	4,500	(172,035)
NRG Energy, Inc.	35,072	(750,190)
Otter Tail Corp.	2,900	(69,194)
Pepco Holdings, Inc.	4,800	(90,720)
PPL Corp.	21,954	(637,764)
Southern Co. (The)	19,840	(914,426)
UIL Holdings Corp.	10,600	(380,116)
UNS Energy Corp.	8,200	(343,252)

		(7,617,123)

Electrical Equipment — (0.1)%
General Cable Corp.*	50,252	(1,476,404)
GrafTech International Ltd.*	21,600	(194,184)
II-VI, Inc.*	10,900	(207,318)
Regal-Beloit Corp.	5,900	(415,832)
Rockwell Automation, Inc.	17,195	(1,195,912)

		(3,489,650)

Electronic Equipment, Instruments & Components — (0.1)%
Agilent Technologies, Inc.	6,834	(262,767)
Badger Meter, Inc.	2,300	(83,697)
Cognex Corp.	6,900	(238,602)
Coherent, Inc.*	600	(27,516)
FARO Technologies, Inc.*	3,300	(136,356)
FEI Co.	9,800	(524,300)
FLIR Systems, Inc.	8,600	(171,785)
Itron, Inc.*	4,300	(185,545)
Maxwell Technologies, Inc.*	12,500	(101,500)
Measurement Specialties, Inc.*	2,300	(75,854)
Molex, Inc.	7,689	(202,067)
National Instruments Corp.	14,700	(369,999)
Newport Corp.*	5,100	(56,406)
RealD, Inc.*	11,100	(99,234)
Rofin-Sinar Technologies, Inc.*	2,800	(55,244)
Rogers Corp.*	2,100	(88,956)
Trimble Navigation Ltd.*	2,900	(138,214)
TTM Technologies, Inc.*	26,624	(251,064)
Tyco International Ltd. (Switzerland)	242,285	(6,638,609)
Vishay Intertechnology, Inc.*	67,558	(664,095)

		(10,371,810)

Energy Equipment & Services — (0.1)%
Basic Energy Services, Inc.*	18,600	(208,692)
Cameron International Corp.*	16,900	(947,583)
Diamond Offshore Drilling, Inc.	10,859	(714,631)
Dresser-Rand Group, Inc.*	4,400	(242,484)
Exterran Holdings, Inc.*	12,959	(262,809)
FMC Technologies, Inc.*	16,400	(759,320)
Forum Energy Technologies, Inc.	4,700	(114,304)
Hornbeck Offshore Services, Inc.*	15,200	(557,080)
Lufkin Industries, Inc.	14,500	(780,390)
Newpark Resources, Inc.*	39,400	(291,954)
Noble Corp. (Switzerland)	7,100	(254,038)
Patterson-UTI Energy, Inc.	26,300	(416,592)
Pioneer Energy Services Corp.*	20,200	(157,358)

		(5,707,235)

Farming & Agriculture
Lorillard, Inc.	3,608	(420,152)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Farming & Agriculture (cont’d.)
Universal Corp.	4,415	$(224,812)

		(644,964)

Food & Staples Retailing — (0.2)%
Casey’s General Stores, Inc.	2,700	(154,278)
CVS Caremark Corp.	7,830	(379,129)
Kraft Foods Group, Inc.*	96,476	(4,307,653)
Kraft Foods, Inc.	292,388	(7,762,901)
Pricesmart, Inc.	8,300	(628,476)
United Natural Foods, Inc.*	10,300	(602,035)

		(13,834,472)

Food Products — (0.1)%
B&G Foods, Inc.	11,600	(351,596)
Chiquita Brands International, Inc.*	8,019	(61,265)
H.J. Heinz Co.	16,400	(917,580)
Hain Celestial Group, Inc. (The)*	3,000	(189,000)
Hershey Co. (The)	39,603	(2,807,457)
Mead Johnson Nutrition Co.	9,762	(715,359)
Smart Balance, Inc.*	16,600	(200,528)
Smithfield Foods, Inc.*	21,611	(424,656)
Snyders-Lance, Inc.	6,200	(155,000)
Tootsie Roll Industries, Inc.	12,933	(348,932)
TreeHouse Foods, Inc.*	5,400	(283,500)

		(6,454,873)

Gas Utilities
AGL Resources, Inc.	3,000	(122,730)
National Fuel Gas Co.	12,890	(696,576)
Northwest Natural Gas Co.	5,700	(280,668)
ONEOK, Inc.	17,300	(835,763)

		(1,935,737)

Healthcare Equipment & Supplies — (0.1)%
Accuray, Inc.*	20,200	(143,016)
Align Technology, Inc.*	17,800	(658,066)
China Medical Technologies, Inc. (Cayman Islands), ADR*	9,229	(20,304)
DexCom, Inc.*	18,800	(282,564)
Edwards Lifesciences Corp.*	10,331	(1,109,239)
Endologix, Inc.*	17,900	(247,378)
HeartWare International, Inc.*	6,200	(585,838)
Insulet Corp.*	10,100	(217,958)
Medtronic, Inc.	20,306	(875,595)
Neogen Corp.*	4,000	(170,800)
NuVasive, Inc.*	9,500	(217,645)
Orasure Technologies, Inc.*	18,300	(203,496)
Palomar Medical Technologies, Inc.*	4,000	(37,760)
Varian Medical Systems, Inc.*	14,220	(857,750)
Volcano Corp.*	7,000	(199,990)
Wright Medical Group, Inc.*	9,600	(212,256)
Zimmer Holdings, Inc.	23,968	(1,620,716)

		(7,660,371)

Healthcare Providers & Services — (0.1)%
Acadia Healthcare Co., Inc.*	1,400	(33,390)
Adcare Health Systems, Inc.*	368	(1,785)
Aetna, Inc.	19,737	(781,585)
Air Methods Corp.*	3,300	(393,921)
Brookdale Senior Living, Inc.*	38,900	(903,258)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Healthcare Providers & Services (cont’d.)
Catamaran Corp. (Canada)*	3,800	$(372,286)
Centene Corp.*	6,700	(250,647)
DaVita, Inc.*	5,700	(590,577)
Express Scripts Holding Co.*	10,510	(658,662)
Health Management Associates, Inc.*	47,900	(401,881)
HMS Holdings Corp.*	24,600	(822,378)
IPC The Hospitalist Co., Inc.*	4,300	(196,510)
Mednax, Inc.*	4,200	(312,690)
Molina Healthcare, Inc.*	8,200	(206,230)
Omnicare, Inc.	7,744	(263,064)
Owens & Minor, Inc.	15,400	(460,152)
PSS World Medical, Inc.*	18,100	(412,318)
Tenet Healthcare Corp.*	26,850	(168,350)
VCA Antech, Inc.*	7,000	(138,110)

		(7,367,794)

Healthcare Technology
Merge Healthcare, Inc.*	24,000	(91,920)

Hotels, Restaurants & Leisure — (0.2)%
BJ’s Restaurants, Inc.*	4,200	(190,470)
Caribou Coffee Co., Inc.*	2,500	(34,325)
Carnival Corp. (Panama)	27,730	(1,010,481)
Choice Hotels International, Inc.	36,137	(1,156,023)
Darden Restaurants, Inc.	3,600	(200,700)
Gaylord Entertainment Co.*	85,981	(3,398,829)
Hyatt Hotels Corp. (Class A Stock)*	43,082	(1,729,742)
Las Vegas Sands Corp.	11,600	(537,892)
MGM Resorts International*	52,209	(561,247)
Red Robin Gourmet Burgers, Inc.*	1,500	(48,840)
Six Flags Entertainment Corp.	4,000	(235,200)
Starbucks Corp.	9,700	(492,275)
Starwood Hotels & Resorts Worldwide, Inc.	7,500	(434,700)
Vail Resorts, Inc.	14,400	(830,160)
Wynn Resorts Ltd.	7,600	(877,344)

		(11,738,228)

Household Durables — (0.2)%
Beazer Homes USA, Inc.*	36,228	(128,609)
D.R. Horton, Inc.	227,066	(4,686,642)
Ethan Allen Interiors, Inc.	6,200	(135,904)
Harman International Industries, Inc.	7,580	(349,893)
Lennar Corp. (Class A Stock)	180,795	(6,286,242)
M/I Homes, Inc.*	3,800	(73,492)
MDC Holdings, Inc.	18,200	(700,882)
NVR, Inc.*	170	(143,565)
Ryland Group, Inc. (The)	18,100	(543,000)
Standard Pacific Corp.*	45,600	(308,256)
Toll Brothers, Inc.*	32,070	(1,065,686)

		(14,422,171)

Household Products
Church & Dwight Co., Inc.	19,936	(1,076,345)
Kimberly-Clark Corp.	3,190	(273,638)
WD-40 Co.	1,200	(63,168)

		(1,413,151)

Independent Power Producers & Energy Traders
Atlantic Power Corp. (Canada)	9,500	(142,120)

Industrial Conglomerates
Danaher Corp.	28,250	(1,557,987)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Insurance — (0.3)%
Allstate Corp. (The)	29,470	$(1,167,307)
American Equity Investment Life Holding Co.	57,546	(669,260)
American International Group, Inc.*	9,756	(319,899)
Amtrust Financial Services, Inc.	1,430	(36,637)
AON PLC (United Kingdom)	26,469	(1,384,064)
Arch Capital Group Ltd. (Bermuda)*	10,343	(431,096)
Argo Group International Holdings Ltd. (Bermuda)	1,800	(58,302)
Arthur J. Gallagher & Co.	6,600	(236,412)
Berkshire Hathaway, Inc. (Class B Stock)*	8,600	(758,520)
Chubb Corp. (The)	21,743	(1,658,556)
Cincinnati Financial Corp.	11,100	(420,579)
CNO Financial Group, Inc.	222,651	(2,148,582)
Employers Holdings, Inc.	3,900	(71,487)
Endurance Specialty Holdings Ltd. (Bermuda)	2,100	(80,850)
Fidelity National Financial, Inc. (Class A Stock)	7,100	(151,869)
First American Financial Corp.	13,500	(292,545)
Hartford Financial Services Group, Inc. (The)	44,403	(863,194)
Lincoln National Corp.	35,881	(867,962)
MetLife, Inc.	29,184	(1,005,681)
MGIC Investment Corp.*	29,767	(45,544)
National Financial Partners Corp.*	53,574	(905,401)
Old Republic International Corp.	10,600	(98,580)
Platinum Underwriters Holdings Ltd. (Bermuda)	5,600	(228,872)
Progressive Corp. (The)	58,234	(1,207,773)
Protective Life Corp.	4,100	(107,461)
Radian Group, Inc.	23,959	(103,982)
RenaissanceRe Holdings Ltd. (Bermuda)	5,372	(413,859)
Selective Insurance Group, Inc.	5,900	(112,041)
Stewart Information Services Corp.	42,945	(864,912)
Torchmark Corp.	26,704	(1,371,250)
Tower Group, Inc.	3,400	(65,926)
Travelers Cos., Inc. (The)	13,340	(910,588)
W.R. Berkley Corp.	31,219	(1,170,400)

		(20,229,391)

Internet & Catalog Retail — (0.1)%
Amazon.com, Inc.*	2,800	(712,096)
NetFlix, Inc.*	10,750	(585,230)
priceline.com, Inc.*	5,513	(3,411,058)
TripAdvisor, Inc.*	5,900	(194,287)

		(4,902,671)

Internet Software & Services — (0.2)%
Active Network, Inc. (The)*	5,500	(68,915)
AOL, Inc.*	13,920	(490,402)
comScore, Inc.*	7,300	(111,325)
Constant Contact, Inc.*	2,200	(38,280)
Cornerstone OnDemand, Inc.*	9,500	(291,270)
Digital River, Inc.*	6,200	(103,292)
Equinix, Inc.*	31,471	(6,484,600)
Facebook, Inc.*	2,600	(56,290)
Liquidity Services, Inc.*	11,600	(582,436)
Monster Worldwide, Inc.*	40,200	(294,666)
Rackspace Hosting, Inc.*	12,500	(826,125)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
VeriSign, Inc.*	61,198	$(2,979,731)
Web.com Group, Inc.*	15,000	(269,250)

		(12,596,582)

IT Services — (0.1)%
Alliance Data Systems Corp.*	35,035	(4,973,218)
Automatic Data Processing, Inc.	14,890	(873,447)
Booz Allen Hamilton Holding Corp.	7,900	(109,415)
Computer Sciences Corp.	25,200	(811,692)
Convergys Corp.	72,386	(1,134,289)
FleetCor Technologies, Inc.*	4,600	(206,080)
Paychex, Inc.	17,540	(583,907)
SAIC, Inc.	30,346	(365,366)
Sapient Corp.*	22,400	(238,784)
ServiceSource International, Inc.*	29,700	(304,722)
VeriFone Systems, Inc.*	22,500	(626,625)
Wright Express Corp.*	8,700	(606,564)

		(10,834,109)

Leisure Equipment & Products
Callaway Golf Co.	9,600	(58,944)
Mattel, Inc.	29,760	(1,055,885)

		(1,114,829)

Life Sciences Tools & Services
Affymetrix, Inc.*	42,550	(184,242)
Furiex Pharmaceuticals, Inc.*	3,283	(62,640)
Luminex Corp.*	1,500	(29,160)
Waters Corp.*	1,100	(91,663)

		(367,705)

Machinery — (0.3)%
Actuant Corp. (Class A Stock)	4,700	(134,514)
Albany International Corp. (Class A Stock)	8,200	(180,154)
Blount International, Inc.*	8,600	(113,176)
Briggs & Stratton Corp.	11,200	(209,104)
Caterpillar, Inc.	17,135	(1,474,295)
Chart Industries, Inc.*	33,423	(2,468,289)
CIRCOR International, Inc.	2,200	(83,050)
CLARCOR, Inc.	9,000	(401,670)
Colfax Corp.*	24,300	(891,081)
Cummins, Inc.	2,930	(270,175)
Eaton Corp.	67,484	(3,189,294)
EnPro Industries, Inc.*	5,500	(198,055)
Flowserve Corp.	4,400	(562,056)
ITT Corp.	15,200	(306,280)
Joy Global, Inc.	13,600	(762,416)
Kaydon Corp.	12,100	(270,314)
Manitowoc Co., Inc. (The)	42,300	(564,282)
Meritor, Inc.*	5,243	(22,230)
PACCAR, Inc.	19,600	(784,490)
Pall Corp.	13,800	(876,162)
Parker Hannifin Corp.	1,660	(138,743)
Pentair, Inc. (Switzerland)	59,439	(2,645,630)
SPX Corp.	3,200	(209,312)
Stanley Black & Decker, Inc.	10,600	(808,250)
Terex Corp.*	62,031	(1,400,660)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Machinery (cont’d.)
Titan International, Inc.	218,740	$(3,862,948)
Watts Water Technologies, Inc. (Class A Stock)	7,600	(287,508)

		(23,114,138)

Manufacturing — (0.1)%
Dover Corp.	22,051	(1,311,814)
General Electric Co.	74,530	(1,692,576)
Illinois Tool Works, Inc.	26,036	(1,548,361)

		(4,552,751)

Marine
Kirby Corp.*	3,900	(215,592)

Media — (0.3)%
Charter Communications, Inc. (Class A Stock)*	1,000	(75,070)
Discovery Communications, Inc. (Class A Stock)*	600	(35,778)
DreamWorks Animation SKG, Inc. (Class A Stock)*	9,300	(178,839)
Gannett Co., Inc.	37,734	(669,777)
Lamar Advertising Co. (Class A Stock)*	15,400	(570,724)
Liberty Global, Inc. (Class A Stock)*	81,431	(4,946,933)
Liberty Media Corp. - Liberty Capital (Class A Stock)*	4,233	(440,952)
Lions Gate Entertainment Corp. (Canada)*	25,000	(381,750)
New York Times Co. (The) (Class A Stock)*	10,667	(104,110)
News Corp.	10,400	(255,112)
News Corp. (Class B Stock)	51,145	(1,268,396)
Nielsen Holdings NV (Netherlands)*	974	(29,201)
Scripps Networks Interactive, Inc. (Class A Stock)	29,623	(1,813,816)
Sirius XM Radio, Inc.*	1,237,536	(3,217,594)
Time Warner Cable, Inc.	600	(57,036)
Time Warner, Inc.	1,800	(81,594)
Viacom, Inc. (Class B Stock)	4,749	(254,499)
Virgin Media, Inc.	78,123	(2,299,941)
Walt Disney Co/The	29,739	(1,554,755)
Washington Post Co. (The) (Class B Stock)	4,653	(1,689,179)

		(19,925,056)

Metals & Mining — (0.2)%
AK Steel Holding Corp.	19,653	(94,334)
Alcoa, Inc.	98,212	(869,176)
Allegheny Technologies, Inc.	10,922	(348,412)
Allied Nevada Gold Corp.*	24,000	(937,440)
AM Castle & Co.*	14,646	(182,929)
AMCOL International Corp.	2,900	(98,252)
ArcelorMittal (Luxembourg)	7,608	(109,860)
AuRico Gold, Inc. (Canada)*	34,090	(237,948)
B2Gold Corp. (Canada)*	72,284	(289,695)
Carpenter Technology Corp.	15,700	(821,424)
Cliffs Natural Resources, Inc.	39,354	(1,539,922)
Compass Minerals International, Inc.	2,900	(216,311)
Globe Specialty Metals, Inc.	13,400	(203,948)
Hecla Mining Co.	112,500	(736,875)
Nucor Corp.	42,397	(1,622,109)
Royal Gold, Inc.	9,100	(908,726)
RTI International Metals, Inc.*	28,769	(688,730)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Sterlite Industries India Ltd. (India), ADR	3,215	$(24,402)
Tenaris SA (Luxembourg), ADR	9,144	(372,801)
Thompson Creek Metals Co., Inc. (Canada)*	85,195	(242,806)
Titanium Metals Corp.	40,900	(524,747)
United States Steel Corp.	32,593	(621,549)
Vale SA (Brazil), ADR	33,678	(602,836)
Vulcan Materials Co.	11,090	(524,557)

		(12,819,789)

Multiline Retail
Fred’s, Inc. (Class A Stock)	7,600	(108,148)
J.C. Penney Co., Inc.	44,040	(1,069,732)
Saks, Inc.*	34,312	(353,757)

		(1,531,637)

Multi-Utilities — (0.1)%
Black Hills Corp.	3,200	(113,824)
Consolidated Edison, Inc.	45,679	(2,735,715)
Integrys Energy Group, Inc.	13,600	(709,920)
MDU Resources Group, Inc.	7,970	(175,659)
NiSource, Inc.	15,700	(400,036)
Wisconsin Energy Corp.	26,664	(1,004,433)

		(5,139,587)

Office Electronics
Xerox Corp.	32,660	(239,724)

Oil & Gas Services
Vantage Drilling Co. (Cayman Islands)*	102,043	(187,759)

Oil, Gas & Consumable Fuels — (0.4)%
Alpha Natural Resources, Inc.*	95,000	(624,150)
Approach Resources, Inc.*	15,400	(464,002)
Arch Coal, Inc.	94,200	(596,286)
Bill Barrett Corp.*	14,600	(361,642)
Cal Dive International, Inc.*	15,038	(23,008)
Carrizo Oil & Gas, Inc.*	18,500	(462,685)
Chesapeake Energy Corp.	19,300	(364,191)
Cimarex Energy Co.	12,100	(708,455)
Clayton Williams Energy, Inc.*	1,800	(93,402)
Comstock Resources, Inc.*	22,100	(406,198)
Concho Resources, Inc.*	2,400	(227,400)
CONSOL Energy, Inc.	20,160	(605,808)
CVR Energy, Inc. Escrow*	480	—
Devon Energy Corp.	1,500	(90,750)
Encana Corp. (Canada)	25,390	(556,549)
Energy XXI Bermuda Ltd. (Bermuda)	15,039	(525,613)
Exxon Mobil Corp.	35,015	(3,202,122)
Green Plains Renewable Energy, Inc.*	14,123	(82,761)
Gulfport Energy Corp.*	25,800	(806,508)
Kinder Morgan, Inc.	22,900	(813,408)
Kodiak Oil & Gas Corp. (Canada)*	70,300	(658,008)
Kosmos Energy Ltd. (Bermuda)*	11,200	(127,568)
Newfield Exploration Co.*	7,093	(222,153)
Northern Oil and Gas, Inc.*	27,800	(472,322)
Oasis Petroleum, Inc.*	6,300	(185,661)
PDC Energy, Inc.*	13,900	(439,657)
PetroBakken Energy Ltd. (Canada) (Class A Stock)	1,433	(20,334)
Petrominerales Ltd. (Canada), TSX	1,638	(13,263)
Petrominerales Ltd. (Canada), OTC	14,259	(115,783)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Pioneer Natural Resources Co.	6,407	$(668,891)
Polarcus Ltd. (Cayman Islands)*	29,207	(31,813)
Range Resources Corp.	12,000	(838,440)
Resolute Energy Corp.*	27,000	(239,490)
Rosetta Resources, Inc.*	5,100	(244,290)
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR	50,253	(3,583,039)
Semgroup Corp. (Class A Stock)*	3,800	(140,030)
SM Energy Co.	15,200	(822,472)
Southwestern Energy Co.*	4,300	(149,554)
Teekay Corp. (Marshall Islands)	10,300	(321,360)
Tesoro Corp.	9,744	(408,274)
TransCanada Corp (Canada)	10,755	(489,351)
Triangle Petroleum Corp.*	19,100	(136,756)
Western Refining, Inc.	249,236	(6,524,998)
Whiting Petroleum Corp.*	335	(15,872)

		(27,884,317)

Paper & Forest Products
International Paper Co.	14,373	(522,027)
Louisiana-Pacific Corp.*	50,300	(628,750)
Sino-Forest Corp. (Canada)*	4,608	(5)

		(1,150,782)

Personal Products
Elizabeth Arden, Inc.*	5,700	(269,268)
Estee Lauder Cos., Inc. (The) (Class A Stock)	11,428	(703,622)

		(972,890)

Pharmaceuticals — (0.2)%
Akorn, Inc.*	26,200	(346,364)
Bristol-Myers Squibb Co.	24,468	(825,795)
Eli Lilly & Co.	58,579	(2,777,230)
Forest Laboratories, Inc.*	11,119	(395,948)
Hospira, Inc.*	18,575	(609,632)
Isis Pharmaceuticals, Inc.*	29,423	(413,982)
Jazz Pharmaceuticals PLC (Ireland)*	5,700	(324,957)
Johnson & Johnson	25,684	(1,769,884)
Map Pharmaceuticals, Inc.*	4,800	(74,736)
Nektar Therapeutics*	28,500	(304,380)
Pacira Pharmaceuticals, Inc.*	8,200	(142,680)
Perrigo Co.	6,100	(708,637)
Viropharma, Inc.*	51,246	(1,548,654)
Vivus, Inc.*	35,700	(636,174)

		(10,879,053)

Pipelines
Spectra Energy Corp.	8,350	(245,156)

Professional Services
Advisory Board Co. (The)*	9,700	(463,951)
IHS, Inc. (Class A Stock)*	2,500	(243,375)
Mistras Group, Inc.*	2,300	(53,360)
On Assignment, Inc.*	2,300	(45,816)

		(806,502)

Real Estate
AV Homes, Inc.*	12,888	(191,258)

Real Estate Investment Trusts — (0.4)%
Acadia Realty Trust	1,300	(32,266)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Alexandria Real Estate Equities, Inc.	1,600	$(117,632)
American Capital Mortgage Investment Corp.	10,200	(256,326)
Annaly Capital Management, Inc.	2,851	(48,011)
AvalonBay Communities, Inc.	3,860	(524,921)
BioMed Realty Trust, Inc.	57,967	(1,085,142)
Boston Properties, Inc.	11,435	(1,264,825)
Brandywine Realty Trust	34,820	(424,456)
BRE Properties, Inc.	1,000	(46,890)
CYS Investments, Inc.	14,800	(208,532)
DCT Industrial Trust, Inc.	93,750	(606,562)
DDR Corp.	141,901	(2,179,599)
Digital Realty Trust, Inc.	1,700	(118,745)
Douglas Emmett, Inc.	39,520	(911,726)
EastGroup Properties, Inc.	13,247	(704,740)
Equity One, Inc.	55,797	(1,175,085)
Essex Property Trust, Inc.	2,700	(400,248)
Federal Realty Investment Trust	12,170	(1,281,501)
Glimcher Realty Trust	7,700	(81,389)
Health Care REIT, Inc.	14,206	(820,395)
Host Hotels & Resorts, Inc.	207,924	(3,337,180)
Hudson Pacific Properties, Inc.	4,200	(77,700)
Kilroy Realty Corp.	37,787	(1,692,102)
Kimco Realty Corp.	41,700	(845,259)
Lexington Realty Trust	55,650	(537,579)
Mid-America Apartment Communities, Inc.	6,140	(401,003)
NorthStar Realty Finance Corp.	29,796	(189,503)
Plum Creek Timber Co., Inc.	18,200	(797,888)
Prologis, Inc.	11,993	(420,115)
Realty Income Corp.	21,452	(877,172)
Regency Centers Corp.	9,700	(472,681)
Retail Opportunity Investments Corp.	7,000	(90,090)
SL Green Realty Corp.	14,731	(1,179,511)
Tanger Factory Outlet Centers	26,000	(840,580)
UDR, Inc.	14,700	(364,854)
Ventas, Inc.	10,700	(666,075)
Vornado Realty Trust	12,560	(1,017,988)
Weingarten Realty Investors	59,030	(1,659,333)

		(27,755,604)

Real Estate Management & Development
Forest City Enterprises, Inc.*	12,900	(204,465)
Howard Hughes Corp. (The)*	5,000	(355,250)
St. Joe Co. (The)*	6,100	(118,950)

		(678,665)

Retail & Merchandising — (0.1)%
Group 1 Automotive, Inc.	14,393	(866,890)
McDonald’s Corp.	9,080	(833,090)
Wal-Mart Stores, Inc.	27,529	(2,031,640)

		(3,731,620)

Road & Rail — (0.1)%
Arkansas Best Corp.	11,800	(93,456)
Avis Budget Group, Inc.*	41,482	(637,993)
Genesee & Wyoming, Inc. (Class A Stock)*	12,300	(822,378)
Hertz Global Holdings, Inc.*	510,407	(7,007,888)
Kansas City Southern	3,400	(257,652)
Knight Transportation, Inc.	46,309	(662,219)

		(9,481,586)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — (0.2)%
Advanced Micro Devices, Inc.*	45,833	$(154,457)
Applied Micro Circuits Corp.*	14,100	(71,346)
Atmel Corp.*	103,700	(545,462)
Cavium, Inc.*	21,900	(729,927)
Cymer, Inc.*	4,100	(209,346)
Cypress Semiconductor Corp.*	29,850	(319,992)
Diodes, Inc.*	11,400	(193,914)
GT Advanced Technologies, Inc.*	26,000	(141,700)
Integrated Device Technology, Inc.*	161,911	(952,037)
Intel Corp.	83,210	(1,887,202)
International Rectifier Corp.*	23,700	(395,553)
Intersil Corp. (Class A Stock)	11,200	(98,000)
KLA-Tencor Corp.	28,967	(1,381,870)
Lam Research Corp.*	22,200	(705,627)
Linear Technology Corp.	19,995	(636,841)
Microchip Technology, Inc.	134,416	(4,400,780)
Micron Technology, Inc.*	70,700	(423,140)
Nanometrics, Inc.*	3,900	(53,859)
NVIDIA Corp.*	38,408	(512,363)
Omnivision Technologies, Inc.*	24,700	(344,687)
Rambus, Inc.*	3,885	(21,523)
Semtech Corp.*	13,200	(331,980)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	116,718	(1,846,479)
TriQuint Semiconductor, Inc.*	71,800	(362,590)
Xilinx, Inc.	44,191	(1,476,421)

		(18,197,096)

Software — (0.2)%
ACI Worldwide, Inc.*	10,400	(439,504)
BroadSoft, Inc.*	6,900	(283,038)
Concur Technologies, Inc.*	13,100	(965,863)
Electronic Arts, Inc.*	73,649	(934,606)
Interactive Intelligence Group, Inc.*	3,300	(99,165)
Intuit, Inc.	4,510	(265,549)
Jive Software, Inc.	8,600	(135,106)
NetSuite, Inc.*	1,900	(121,220)
Nuance Communications, Inc.*	7,700	(191,653)
QLIK Technologies, Inc.*	12,800	(286,848)
Realpage, Inc.*	9,800	(221,480)
Red Hat, Inc.*	6,700	(381,498)
Salesforce.com, Inc.*	47,002	(7,176,735)
Sourcefire, Inc.*	11,100	(544,233)
Synchronoss Technologies, Inc.*	14,600	(334,340)
Take-Two Interactive Software, Inc.*	59,823	(623,954)
Tangoe, Inc.*	13,800	(181,194)
TiVo, Inc.*	57,400	(598,682)
Ultimate Software Group, Inc.*	900	(91,890)
Verint Systems, Inc.*	24,405	(669,673)

		(14,546,231)

Specialty Retail — (0.1)%
Aaron’s, Inc.	6,200	(172,422)
Abercrombie & Fitch Co. (Class A Stock)	21,200	(719,104)
Bed Bath & Beyond, Inc.*	5,470	(344,610)
Brown Shoe Co., Inc.	14,900	(238,847)
Cabela’s, Inc.*	14,900	(814,732)
CarMax, Inc.*	17,430	(493,269)
DSW, Inc. (Class A Stock)	12,900	(860,688)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Francesca’s Holdings Corp.*	20,100	$(617,673)
GNC Holdings, Inc. (Class A Stock)	2,100	(81,837)
Monro Muffler Brake, Inc.	7,300	(256,887)
O’Reilly Automotive, Inc.*	7,560	(632,167)
Pep Boys-Manny Moe & Jack (The)	22,400	(228,032)
Stage Stores, Inc.	6,500	(136,890)
Tiffany & Co.	13,100	(810,628)

		(6,407,786)

Telecommunications
Level 3 Communications, Inc.*	99,308	(2,281,105)
TELUS Corp. (Canada)	15,795	(996,285)

		(3,277,390)

Textiles, Apparel & Luxury Goods — (0.1)%
Columbia Sportswear Co.	4,500	(243,000)
Fifth & Pacific Cos., Inc.*	234,488	(2,996,757)
G-III Apparel Group Ltd.*	3,100	(111,290)
Iconix Brand Group, Inc.*	5,900	(107,616)
Jones Group, Inc. (The)	9,600	(123,552)
K-Swiss, Inc. (Class A Stock)*	12,100	(41,503)
NIKE, Inc. (Class B Stock)	700	(66,437)
Under Armour, Inc. (Class A Stock)*	15,200	(848,616)
Wolverine World Wide, Inc.	3,600	(159,732)

		(4,698,503)

Thrifts & Mortgage Finance
Astoria Financial Corp.	3,900	(38,532)
Berkshire Hills Bancorp, Inc.	4,243	(97,080)
Brookline Bancorp, Inc.	7,400	(65,268)
New York Community Bancorp, Inc.	30,800	(436,128)
Ocwen Financial Corp.*	16,000	(438,560)
People’s United Financial, Inc.	22,400	(271,936)
United Financial Bancorp, Inc.	120	(1,736)

		(1,349,240)

Tobacco
Altria Group, Inc.	69,248	(2,312,191)
Philip Morris International, Inc.	3,700	(332,778)

		(2,644,969)

Trading Companies & Distributors — (0.1)%
Air Lease Corp.*	18,700	(381,480)
Fastenal Co.	13,830	(594,552)
Kaman Corp.	15,461	(554,431)
TAL International Group, Inc.	4,000	(135,920)
Titan Machinery, Inc.*	19,460	(394,649)
United Rentals, Inc.*	83,202	(2,721,537)
Watsco, Inc.	7,100	(538,109)

		(5,320,678)

Transportation
FedEx Corp.	5,245	(443,832)
Heartland Express, Inc.	70,755	(945,287)
Ultrapetrol Bahamas Ltd. (Bahamas)*	36,575	(51,935)
Werner Enterprises, Inc.	37,351	(798,191)

		(2,239,245)

Water Utilities
Aqua America, Inc.	19,600	(485,296)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Wireless Telecommunication Services
Crown Castle International Corp.*	2,900	$(185,890)
Leap Wireless International, Inc.*	8,300	(56,606)
SBA Communications Corp. (Class A Stock)*	13,300	(836,570)

		(1,079,066)

TOTAL COMMON STOCKS
(proceeds received $416,838,517)		(448,425,092)

EXCHANGE TRADED FUNDS — (0.1)%
SPDR Barclays Capital High Yield Bond	59,951	(2,411,229)
SPDR Gold Trust*	316	(54,358)
SPDR S&P 500 ETF Trust	13,000	(1,871,090)

TOTAL EXCHANGE TRADED FUNDS
(proceeds received $4,246,413)		(4,336,677)

PREFERRED STOCK
Insurance
Hartford Financial Services Group, Inc. (The) (PRFC)
(proceeds received $41,169)	2,200	(42,020)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $3,288,750)
5.500%	TBA	$3,000	(3,288,750)

TOTAL SECURITIES SOLD SHORT
(proceeds received $424,414,849)			(456,092,539)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*
Call Options
FNMA,
expiring 11/07/12, Strike Price $105.91		1,000	(12,069)
expiring 11/07/12, Strike Price $105.91		1,000	(12,069)
Interest Rate Swap Options,
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.	1,100	(5,042)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.	$900	$(4,125)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase	1,000	(4,584)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase	700	(3,209)
Pay a fixed rate of 1.06% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Morgan Stanley	2,100	(28,720)
Pay a fixed rate of 0.92% and receive a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley	3,500	(37,703)
Pay a fixed rate of 0.92% and receive a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley	2,400	(25,854)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	JPMorgan Chase	2,000	(4,570)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Royal Bank of Scotland Group PLC	3,700	(8,454)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	8,000	(199,197)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	1,200	(29,880)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Citigroup Global Markets	$1,300	$(50,457)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	13,600	(527,854)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	4,100	(159,132)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	1,500	(58,219)
S&P 500 Index,
expiring 10/20/12, Strike Price $1,450.00		18	(211,200)
expiring 10/20/12, Strike Price $1,490.00		39	(53,156)
expiring 10/20/12, Strike Price $1,500.00		37	(37,000)
expiring 10/20/12, Strike Price $1,520.00		46	(18,360)
expiring 10/20/12, Strike Price $1,530.00		11	(4,240)
expiring 11/17/12, Strike Price $1,560.00		11	(4,770)
expiring 12/21/12, Strike Price $1,460.00		2	(47,175)
expiring 12/22/12, Strike Price $1,445.00		2	(53,840)
expiring 12/22/12, Strike Price $1,550.00		35	(70,110)

			(1,670,989)

Put Options
FNMA,
expiring 11/07/12, Strike Price $105.91		1,000	(977)
expiring 11/07/12, Strike Price $105.91		1,000	(977)
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	2,700	(3,956)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	500	(759)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	300	(455)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank	500	(1,138)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Interest Rate Swap Options,
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.		$1,100	$—
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.		900	—
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase		1,000	—
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase		700	—
Receive a fixed rate of 1.06% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Morgan Stanley		2,100	—
Receive a fixed rate of 0.92% and pay a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley		3,500	(26)
Receive a fixed rate of 0.92% and pay a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley		2,400	(18)
Receive a fixed rate of 2.15% and pay a floating rate based on 6-month Euribor, expiring 01/07/13	Deutsche Bank	EUR	700	(3,269)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America		1,200	(1,620)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank		8,000	(10,797)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	JPMorgan Chase		2,000	(2,699)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Royal Bank of Scotland Group PLC	$3,700	$(4,994)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Citigroup Global Markets	1,300	(714)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	13,600	(7,469)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	4,100	(2,252)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	1,500	(824)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	700	(157)
Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank	4,100	(9,618)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	8,000	(136,373)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	5,000	(85,233)
S&P 500 Index,
expiring 10/20/12, Strike Price $1,225.00		18	(11,505)
expiring 10/20/12, Strike Price $1,275.00		39	(36,860)
expiring 10/20/12, Strike Price $1,300.00		49	(66,690)
expiring 10/20/12, Strike Price $1,310.00		14	(17,040)
expiring 10/20/12, Strike Price $1,320.00		78	(124,320)

Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 10/20/12, Strike Price $1,325.00	$18	$(29,040)
expiring 10/20/12, Strike Price $1,330.00	32	(57,240)
expiring 10/20/12, Strike Price $1,340.00	21	(43,460)
expiring 10/20/12, Strike Price $1,350.00	48	(114,240)
expiring 11/17/12, Strike Price $1,275.00	21	(82,680)
expiring 11/17/12, Strike Price $1,310.00	18	(98,560)
expiring 11/17/12, Strike Price $1,320.00	30	(177,905)
expiring 11/17/12, Strike Price $1,325.00	18	(116,160)
expiring 12/21/12, Strike Price $1,430.00	1	(42,680)
expiring 12/21/12, Strike Price $1,435.00	2	(94,300)
expiring 12/21/12, Strike Price $1,450.00	2	(96,600)

		(1,483,605)

TOTAL OPTIONS WRITTEN (premiums received $3,271,492)		(3,154,594)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 98.3% (cost $7,195,296,082)		7,461,051,058
Other assets in excess of liabilities(x) — 1.7%		128,829,520

NET ASSETS — 100.0%		$7,589,880,578

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ADS	American Depositary Security
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVT	Convertible Security
EAFE	Europe, Australia, Far East
ETF	Exchange Traded Fund
FDIC	Federal Deposit Insurance Corp.
FNMA	Federal National Mortgage Assoc.
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
OTC	Over-The-Counter

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
TSX	Toronto Stock Exchange
UTS	Unit Trust Security
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,166,624; cash collateral of $76,875,283 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by Federal Farm Credit Banks (copuon rate 0.28%, maturity date 07/30/14), Federal National Mortgage Assoc. (coupon rates 0.79%- 0.625%, maturity dates 04/24/15-09/04/15), Federal Home Loan Mortgage Corp. (coupon rate 4.50%, maturity date 10/01/41), Government National Mortgage Assoc. (coupon rate 3.00%, maturity date 09/20/42), U.S. Treasury Notes (coupon rates 1.125%-3.125%, maturity dates 06/15/13-01/ 31/17) and U.S. Treasury Bonds (coupon rate 4.375%, maturity date 11/15/39), with the aggregate value, including accrued interest, of $102,906,244.
(n)	Rates shown are the effective yields at purchase date.
(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
2,234	90 Day Euro Dollar	Mar. 2013	$556,501,712	$ 556,684,875	$ 183,163
22	90 Day Euro Dollar	Sep. 2015	5,451,956	5,457,650	5,694
35	90 Day Euro Dollar	Mar. 2016	8,650,984	8,660,750	9,766
140	5 Year Euro-Bobl	Dec. 2012	22,576,267	22,612,505	36,238
78	5 Year U.S. Treasury Notes	Dec. 2012	9,686,281	9,721,360	35,079
368	10 Year Euro-Bund	Dec. 2012	66,593,952	67,042,793	448,841
22	10 Year Japanese Bonds	Dec. 2012	40,567,145	40,648,129	80,984
430	10 Year U.K. Gilt	Dec. 2012	83,360,392	83,754,421	394,029
616	10 Year U.S. Treasury Notes	Dec. 2012	81,804,313	82,226,377	422,064
78	Amsterdam Index	Oct. 2012	6,744,032	6,499,166	(244,866)
47	DAX Index	Dec. 2012	11,170,488	10,929,653	(240,835)
4	Euro-BTP	Dec. 2012	510,975	541,776	30,801
89	FTSE 100 Index	Dec. 2012	8,325,109	8,210,591	(114,518)
26	Hang Seng Index	Oct. 2012	3,473,592	3,499,783	26,191
1	IBEX 35 Index	Oct. 2012	103,344	98,728	(4,616)
434	S&P 500	Dec. 2012	155,437,100	155,610,700	173,600
270	S&P 500 E-Mini	Dec. 2012	19,355,652	19,361,700	6,048

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Financial futures contracts open at September 30, 2012 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions (cont’d.)
38	S&P/TSX 60 Index	Dec. 2012	$5,487,104	$5,416,865	$ (70,239)

					1,177,424

Short Positions:
166	2 Year U.S. Treasury Notes	Dec. 2012	36,582,812	36,608,187	(25,375)
145	3 Year Australian Bonds	Dec. 2012	44,475,274	44,561,599	(86,325)
51	5 Year U.S. Treasury Notes	Dec. 2012	6,331,570	6,356,273	(24,703)
147	10 Year Australian Bonds	Dec. 2012	144,262,635	144,470,903	(208,268)
470	10 Year Canadian Bonds	Dec. 2012	65,058,311	65,630,759	(572,448)
389	10 Year Mini Japanese Government Bonds	Dec. 2012	71,647,668	71,898,204	(250,536)
14	20 Year U.S. Treasury Bonds	Dec. 2012	2,077,469	2,091,250	(13,781)
417	CAC40 10 Euro	Oct. 2012	18,934,526	17,967,581	966,945
45	FTSE/MIB Index	Dec. 2012	4,622,774	4,349,764	273,010
8	S&P 500 E-Mini	Dec. 2012	575,375	573,680	1,695
322	S&P 500 E-Mini	Dec. 2012	23,342,376	23,090,620	251,756
23	SPI 200 Index	Dec. 2012	2,624,969	2,614,829	10,140
95	TOPIX Index	Dec. 2012	8,831,048	8,947,335	(116,287)

					205,823

					$1,383,247

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Commodity futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
29	Brent Crude	Nov. 2012	$3,268,300	$3,259,310	$(8,990)
193	Brent Crude	Jan. 2013	21,900,990	21,409,490	(491,500)
81	Coffee ‘C’	Dec. 2012	5,332,276	5,270,048	(62,228)
26	Coffee ‘C’	Mar. 2013	1,753,501	1,730,619	(22,882)
143	Copper	Dec. 2012	12,250,349	13,434,850	1,184,501
102	Copper	Jul. 2013	9,054,276	9,618,600	564,324
585	Corn	Dec. 2012	23,590,350	22,120,308	(1,470,042)
225	Corn	May 2013	8,969,288	8,510,625	(458,663)
108	Cotton No. 2	Dec. 2012	3,881,560	3,815,100	(66,460)
35	Cotton No. 2	May 2013	1,355,125	1,273,300	(81,825)
41	Gas Oil	Nov. 2012	3,998,525	3,995,450	(3,075)
91	Gasoline RBOB	Nov. 2012	10,554,199	11,160,614	606,415
42	Gasoline RBOB	Dec. 2012	4,935,893	4,925,088	(10,805)
211	Gold 100 OZ	Dec. 2012	33,825,760	37,429,290	3,603,530
120	Heating Oil	Nov. 2012	15,485,797	15,922,363	436,566
142	Lean Hogs	Dec. 2012	4,091,210	4,189,000	97,790
56	Lean Hogs	Jul. 2013	2,128,950	2,195,200	66,250
196	Live Cattle	Dec. 2012	10,140,390	9,776,480	(363,910)
63	Live Cattle	Jun. 2013	3,259,130	3,248,280	(10,850)
30	LME Copper	Dec. 2012	6,083,592	6,158,625	75,033
124	LME Nickel	Oct. 2012	13,926,684	13,718,616	(208,068)
40	LME Nickel	Nov. 2012	3,764,778	4,430,160	665,382
7	LME Nickel	Dec. 2012	813,510	775,992	(37,518)
8	LME Nickel	Jan. 2013	886,920	888,000	1,080
47	LME Nickel	Apr. 2013	4,759,062	5,231,946	472,884
24	LME Nickel	May 2013	2,482,476	2,674,368	191,892
40	LME Nickel	Jun. 2013	3,896,094	4,460,400	564,306
221	LME PRI Aluminum	Oct. 2012	12,406,174	11,543,106	(863,068)
198	LME PRI Aluminum	Nov. 2012	9,425,144	10,416,037	990,893
252	LME PRI Aluminum	Dec. 2012	13,803,206	13,318,200	(485,006)
248	LME PRI Aluminum	Jan. 2013	12,106,150	13,131,600	1,025,450
86	LME PRI Aluminum	Mar. 2013	4,330,587	4,584,873	254,286
71	LME PRI Aluminum	May 2013	3,761,687	3,811,369	49,682
376	LME Zinc	Oct. 2012	19,309,174	19,472,102	162,928
117	LME Zinc	Nov. 2012	5,450,251	6,105,938	655,687
241	LME Zinc	Dec. 2012	12,011,843	12,632,921	621,078
23	LME Zinc	Jun. 2013	1,095,925	1,231,506	135,581
603	Natural Gas	Nov. 2012	18,635,880	20,019,600	1,383,720
118	Natural Gas	Jun. 2013	4,102,060	4,473,380	371,320
74	Natural Gas	Jun. 2013	2,584,080	2,805,340	221,260
66	Silver	Dec. 2012	9,350,930	11,410,410	2,059,480
328	Soybean	Nov. 2012	25,243,186	26,256,400	1,013,214
123	Soybean	Jan. 2013	9,948,751	9,856,921	(91,830)
215	Soybean Oil	Dec. 2012	6,948,384	6,793,140	(155,244)
70	Soybean Oil	Dec. 2012	2,317,470	2,211,720	(105,750)
93	Soybean Oil	Jul. 2013	3,153,858	3,006,504	(147,354)
498	Sugar #11 (World)	Mar. 2013	11,342,654	11,389,453	46,799
273	Wheat	Dec. 2012	12,351,411	12,319,125	(32,286)
238	Wheat	Dec. 2012	9,183,286	10,739,750	1,556,464
78	Wheat	Mar. 2013	3,516,687	3,557,769	41,082
172	WTI Crude	Nov. 2012	16,164,650	15,856,680	(307,970)
103	WTI Crude	Aug. 2013	9,876,690	9,672,730	(203,960)

					13,429,593

Short Positions:
124	LME Nickel	Oct. 2012	13,338,720	13,718,616	(379,896)
11	LME Nickel	Dec. 2012	1,178,262	1,219,416	(41,154)
8	LME Nickel	Jan. 2013	837,624	888,000	(50,376)
47	LME Nickel	Apr. 2013	4,586,676	5,231,946	(645,270)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Commodity futures contracts open at September 30, 2012 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Short Positions (cont’d.)
24	LME Nickel	May 2013	$2,404,866	$2,674,368	$(269,502)
1	LME Nickel	Jun. 2013	100,614	111,510	(10,896)
221	LME PRI Aluminum	Oct. 2012	12,803,562	11,543,106	1,260,456
1	LME PRI Aluminum	Nov. 2012	51,885	52,606	(721)
176	LME PRI Aluminum	Dec. 2012	9,748,188	9,301,600	446,588
54	LME PRI Aluminum	Jan. 2013	2,798,030	2,859,300	(61,270)
86	LME PRI Aluminum	Mar. 2013	4,241,776	4,584,876	(343,100)
71	LME PRI Aluminum	May 2013	3,681,806	3,811,368	(129,562)
376	LME Zinc	Oct. 2012	18,692,311	19,472,100	(779,789)
223	LME Zinc	Dec. 2012	10,649,151	11,689,381	(1,040,230)
39	Natural Gas	Nov. 2012	1,233,960	1,294,800	(60,840)

					(2,105,562)

					$11,324,031

(1)

Cash of $3,597,901 and U.S. Treasury Securities with a market value of $23,357,628 has been segregated to cover requirement for open futures contracts as of September 30, 2012. In addition, cash and cash equivalents have been earmarked to cover the notional amount of commodity futures contracts as of September 30, 2012.

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/11/12	Barclays Capital Group	AUD	133	$136,542	$137,786	$1,244
Expiring 10/11/12	Barclays Capital Group	AUD	80	82,131	82,879	748
Expiring 10/11/12	Citigroup Global Markets	AUD	137	143,136	141,930	(1,206)
Expiring 10/11/12	JPMorgan Chase	AUD	137	139,080	141,930	2,850
Expiring 10/11/12	RBC Dominion Securities	AUD	315	329,956	326,336	(3,620)
Expiring 11/01/12	Westpac Banking Corp.	AUD	153	159,350	158,195	(1,155)
Expiring 12/19/12	Morgan Stanley	AUD	7,872	8,106,400	8,107,392	992
Expiring 12/19/12	Morgan Stanley	AUD	6,422	6,612,834	6,613,643	809
Expiring 12/19/12	Morgan Stanley	AUD	1,832	1,900,546	1,887,186	(13,360)
Expiring 12/19/12	Morgan Stanley	AUD	1,387	1,438,483	1,428,371	(10,112)
Expiring 12/19/12	UBS Securities	AUD	2,800	2,889,608	2,883,745	(5,863)
Brazilian Real,
Expiring 10/02/12	Hong Kong & Shanghai Bank	BRL	592	289,922	292,003	2,081
Expiring 10/02/12	UBS Securities	BRL	35	16,807	16,994	187
Expiring 12/04/12	Hong Kong & Shanghai Bank	BRL	471	230,000	230,397	397
Expiring 12/04/12	Morgan Stanley	BRL	636	310,000	311,006	1,006
British Pound,
Expiring 12/12/12	Barclays Capital Group	GBP	6,430	10,349,239	10,380,938	31,699
Expiring 12/12/12	Credit Suisse First Boston Corp.	GBP	66	105,177	106,554	1,377
Expiring 12/19/12	Barclays Capital Group	GBP	1,818	2,944,772	2,935,336	(9,436)
Expiring 12/19/12	Barclays Capital Group	GBP	1,685	2,735,442	2,720,018	(15,424)
Expiring 12/19/12	Barclays Capital Group	GBP	1,567	2,543,598	2,529,256	(14,342)
Expiring 12/19/12	Barclays Capital Group	GBP	1,409	2,282,153	2,274,840	(7,313)
Expiring 12/19/12	Barclays Capital Group	GBP	421	682,809	679,900	(2,909)
Expiring 12/19/12	Morgan Stanley	GBP	12,444	19,796,227	20,090,412	294,185
Expiring 12/19/12	Morgan Stanley	GBP	10,310	16,401,352	16,645,087	243,735
Expiring 12/19/12	Morgan Stanley	GBP	3,260	5,225,123	5,263,619	38,496
Expiring 12/19/12	Morgan Stanley	GBP	2,742	4,393,520	4,425,889	32,369
Expiring 12/19/12	UBS Securities	GBP	2,188	3,507,035	3,531,566	24,531
Expiring 12/19/12	UBS Securities	GBP	438	710,213	706,313	(3,900)
Expiring 12/19/12	UBS Securities	GBP	313	507,506	504,509	(2,997)
Canadian Dollar,
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	75	76,824	76,253	(571)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	35	$35,254	$36,003	$749
Expiring 12/19/12	Morgan Stanley	CAD	7,695	7,890,900	7,812,643	(78,257)
Expiring 12/19/12	Morgan Stanley	CAD	3,534	3,623,388	3,587,453	(35,935)
Expiring 12/19/12	Morgan Stanley	CAD	1,745	1,780,284	1,770,631	(9,653)
Expiring 12/19/12	Morgan Stanley	CAD	1,350	1,376,836	1,370,460	(6,376)
Expiring 12/19/12	Morgan Stanley	CAD	780	791,930	792,190	260
Expiring 12/19/12	UBS Securities	CAD	5,700	5,846,148	5,786,941	(59,207)
Expiring 12/19/12	UBS Securities	CAD	800	822,997	812,202	(10,795)
Expiring 12/20/12	Barclays Capital Group	CAD	2,830	2,894,978	2,873,096	(21,882)
Expiring 12/20/12	BNP Paribas	CAD	797	815,337	809,137	(6,200)
Expiring 12/20/12	Citigroup Global Markets	CAD	254	261,367	257,868	(3,499)
Expiring 12/20/12	Hong Kong & Shanghai Bank	CAD	721	741,221	731,979	(9,242)
Expiring 12/20/12	JPMorgan Chase	CAD	253	260,556	256,853	(3,703)
Expiring 12/20/12	RBC Dominion Securities	CAD	673	689,553	683,249	(6,304)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	7	6,986	6,985	(1)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	4	4,215	4,206	(9)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	3	2,797	2,852	55
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	2	1,937	1,941	4
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	2	1,815	1,809	(6)
Chinese Yuan,
Expiring 10/15/12	Hong Kong & Shanghai Bank	CNY	3,846	606,529	610,931	4,402
Expiring 02/01/13	Barclays Capital Group	CNY	8,048	1,276,421	1,267,046	(9,375)
Expiring 02/01/13	Citigroup Global Markets	CNY	13,990	2,228,688	2,202,495	(26,193)
Expiring 08/05/13	Deutsche Bank	CNY	8,000	1,277,139	1,245,308	(31,831)
Expiring 08/05/13	UBS Securities	CNY	25,466	4,032,607	3,964,114	(68,493)
Expiring 04/25/14	Barclays Capital Group	CNY	1,972	324,000	303,885	(20,115)
Expiring 04/25/14	Citigroup Global Markets	CNY	4,685	768,000	722,097	(45,903)
Expiring 04/25/14	Citigroup Global Markets	CNY	1,604	264,000	247,203	(16,797)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	2,814	462,000	433,674	(28,326)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	1,308	215,000	201,652	(13,348)
Expiring 04/25/14	JPMorgan Chase	CNY	2,811	462,000	433,318	(28,682)
Expiring 04/25/14	JPMorgan Chase	CNY	1,793	294,000	276,428	(17,572)
Expiring 04/25/14	Royal Bank of Scotland Group PLC	CNY	4,687	768,000	722,393	(45,607)
Expiring 04/25/14	UBS Securities	CNY	1,318	216,000	203,090	(12,910)
Expiring 04/25/14	UBS Securities	CNY	1,311	216,000	202,091	(13,909)
Expiring 09/08/15	Barclays Capital Group	CNY	1,596	260,000	240,161	(19,839)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,448	571,428	518,671	(52,757)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,530	252,893	230,173	(22,720)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,090	177,000	164,027	(12,973)
Expiring 09/08/15	Morgan Stanley	CNY	738	120,000	111,024	(8,976)
Expiring 09/08/15	Morgan Stanley	CNY	554	90,000	83,336	(6,664)
Euro,
Expiring 10/01/12	Hong Kong & Shanghai Bank	EUR	186	239,992	238,938	(1,054)
Expiring 10/02/12	Barclays Capital Group	EUR	1,346	1,686,861	1,729,748	42,887
Expiring 10/02/12	Barclays Capital Group	EUR	43	56,349	55,259	(1,090)
Expiring 10/02/12	Citigroup Global Markets	EUR	29,974	38,840,309	38,519,664	(320,645)
Expiring 10/02/12	Citigroup Global Markets	EUR	1,650	2,167,986	2,120,419	(47,567)
Expiring 10/02/12	Citigroup Global Markets	EUR	753	978,958	967,682	(11,276)
Expiring 10/02/12	Deutsche Bank	EUR	692	865,813	889,291	23,478
Expiring 10/02/12	JPMorgan Chase	EUR	29,975	38,685,735	38,520,950	(164,785)
Expiring 10/02/12	JPMorgan Chase	EUR	2,946	3,771,852	3,785,912	14,060
Expiring 10/02/12	JPMorgan Chase	EUR	771	998,514	990,814	(7,700)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 10/02/12	JPMorgan Chase	EUR	526	$679,494	$675,964	$(3,530)
Expiring 10/02/12	RBC Dominion Securities	EUR	1,267	1,655,124	1,628,225	(26,899)
Expiring 10/02/12	Royal Bank of Scotland Group PLC	EUR	4,762	6,172,290	6,119,658	(52,632)
Expiring 10/02/12	Royal Bank of Scotland Group PLC	EUR	1,325	1,738,582	1,702,761	(35,821)
Expiring 10/03/12	BNP Paribas	EUR	893	1,148,693	1,147,609	(1,084)
Expiring 11/02/12	BNP Paribas	EUR	3,234	4,159,247	4,157,354	(1,893)
Expiring 11/02/12	Citigroup Global Markets	EUR	876	1,126,615	1,126,111	(504)
Expiring 12/17/12	Barclays Capital Group	EUR	54	69,994	69,455	(539)
Expiring 12/17/12	Citigroup Global Markets	EUR	115	149,618	147,912	(1,706)
Expiring 12/17/12	Morgan Stanley	EUR	194	248,338	249,520	1,182
Expiring 12/17/12	Royal Bank of Scotland Group PLC	EUR	185	238,121	237,945	(176)
Expiring 12/17/12	Royal Bank of Scotland Group PLC	EUR	109	142,490	140,195	(2,295)
Expiring 12/19/12	Barclays Capital Group	EUR	2,762	3,559,896	3,553,038	(6,858)
Expiring 12/19/12	Barclays Capital Group	EUR	2,256	2,906,968	2,901,368	(5,600)
Expiring 12/19/12	Barclays Capital Group	EUR	1,869	2,423,011	2,404,244	(18,767)
Expiring 12/19/12	Barclays Capital Group	EUR	1,825	2,365,559	2,347,237	(18,322)
Expiring 12/19/12	Morgan Stanley	EUR	27,957	35,197,211	35,958,849	761,638
Expiring 12/19/12	Morgan Stanley	EUR	23,504	30,326,099	30,231,923	(94,176)
Expiring 12/19/12	Morgan Stanley	EUR	23,163	29,161,445	29,792,474	631,029
Expiring 12/19/12	Morgan Stanley	EUR	19,442	25,085,185	25,007,284	(77,901)
Expiring 12/19/12	Morgan Stanley	EUR	5,453	6,886,444	7,013,734	127,290
Expiring 12/19/12	Morgan Stanley	EUR	4,460	5,632,564	5,736,677	104,113
Expiring 12/19/12	Morgan Stanley	EUR	4,206	5,318,114	5,409,176	91,062
Expiring 12/19/12	Morgan Stanley	EUR	3,503	4,429,881	4,505,734	75,853
Expiring 12/19/12	UBS Securities	EUR	1,625	2,085,985	2,090,113	4,128
Expiring 12/19/12	UBS Securities	EUR	375	487,386	482,334	(5,052)
Expiring 12/19/12	UBS Securities	EUR	250	322,128	321,556	(572)
Expiring 01/28/13	Royal Bank of Scotland Group PLC	EUR	576	735,218	741,619	6,401
Hong Kong Dollar,
Expiring 11/06/12	JPMorgan Chase	HKD	35	4,551	4,550	(1)
Indian Rupee,
Expiring 10/03/12	Hong Kong & Shanghai Bank	INR	795	13,685	15,053	1,368
Indonesia Rupiah,
Expiring 01/30/13	Morgan Stanley	IDR	101,030	10,312	10,376	64
Japanese Yen,
Expiring 12/10/12	Barclays Capital Group	JPY	37,545	477,150	481,442	4,292
Expiring 12/10/12	Citigroup Global Markets	JPY	48,728	624,059	624,842	783
Expiring 12/10/12	Citigroup Global Markets	JPY	14,677	187,968	188,204	236
Expiring 12/10/12	Hong Kong & Shanghai Bank	JPY	19,344	246,917	248,049	1,132
Expiring 12/10/12	JPMorgan Chase	JPY	68,016	868,998	872,174	3,176
Expiring 12/19/12	Morgan Stanley	JPY	476,973	6,118,913	6,117,152	(1,761)
Expiring 12/19/12	Morgan Stanley	JPY	430,877	5,527,568	5,525,977	(1,591)
Expiring 12/19/12	Morgan Stanley	JPY	29,513	380,617	378,503	(2,114)
Expiring 12/19/12	Morgan Stanley	JPY	8,214	105,928	105,461	(467)
Expiring 12/19/12	UBS Securities	JPY	237,500	3,055,071	3,045,925	(9,146)
Expiring 12/19/12	UBS Securities	JPY	62,500	805,866	801,559	(4,307)
Mexican Peso,
Expiring 12/03/12	Citigroup Global Markets	MXN	12,603	981,000	972,563	(8,437)
Expiring 12/03/12	Deutsche Bank	MXN	87	6,535	6,705	170
Expiring 12/03/12	Goldman Sachs & Co.	MXN	5,433	422,000	419,263	(2,737)
Expiring 12/03/12	Goldman Sachs & Co.	MXN	1,812	140,000	139,833	(167)
Expiring 12/03/12	Goldman Sachs & Co.	MXN	1,808	140,000	139,509	(491)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	66,075	4,879,624	5,098,989	219,365
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	4,989	375,355	384,977	9,622

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	1,812	$140,000	$139,863	$(137)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	1,812	140,000	139,836	(164)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	1,809	140,000	139,620	(380)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	1,809	140,000	139,566	(434)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	1,114	83,000	85,975	2,975
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	963	72,000	74,276	2,276
Expiring 12/03/12	JPMorgan Chase	MXN	2,133	159,000	164,590	5,590
Expiring 12/03/12	JPMorgan Chase	MXN	278	20,506	21,433	927
Expiring 12/03/12	Morgan Stanley	MXN	6,652	492,000	513,359	21,359
Expiring 12/03/12	Morgan Stanley	MXN	1,608	121,483	124,108	2,625
Expiring 12/03/12	Morgan Stanley	MXN	280	21,154	21,623	469
Expiring 12/03/12	UBS Securities	MXN	10,421	777,000	804,153	27,153
Expiring 12/03/12	UBS Securities	MXN	7,351	550,000	567,298	17,298
Expiring 12/03/12	UBS Securities	MXN	756	55,869	58,337	2,468
Expiring 12/03/12	UBS Securities	MXN	357	26,348	27,512	1,164
Norwegian Krone,
Expiring 12/19/12	Barclays Capital Group	NOK	16,039	2,780,354	2,790,907	10,553
Expiring 12/19/12	Barclays Capital Group	NOK	12,358	2,157,492	2,150,417	(7,075)
Expiring 12/19/12	Barclays Capital Group	NOK	10,719	1,871,350	1,865,214	(6,136)
Expiring 12/19/12	Barclays Capital Group	NOK	8,582	1,502,265	1,493,980	(8,285)
Expiring 12/19/12	Morgan Stanley	NOK	79,020	13,541,512	13,750,538	209,026
Expiring 12/19/12	Morgan Stanley	NOK	65,469	11,219,348	11,392,529	173,181
Expiring 12/21/12	Royal Bank of Scotland Group PLC	NOK	1,605	280,344	279,271	(1,073)
Philippine Peso,
Expiring 10/31/12	Citigroup Global Markets	PHP	27	608	637	29
Singapore Dollar,
Expiring 10/22/12	Royal Bank of Canada	SGD	12	9,666	9,912	246
Expiring 10/22/12	Royal Bank of Canada	SGD	1	1,003	1,029	26
Expiring 12/19/12	Morgan Stanley	SGD	3,511	2,868,218	2,860,989	(7,229)
Expiring 12/19/12	Morgan Stanley	SGD	2,803	2,289,484	2,283,714	(5,770)
South African Rand,
Expiring 10/26/12	Barclays Capital Group	ZAR	3,529	420,591	422,298	1,707
Expiring 10/26/12	Barclays Capital Group	ZAR	3,261	393,000	390,198	(2,802)
Expiring 10/26/12	Hong Kong & Shanghai Bank	ZAR	5,352	648,000	640,429	(7,571)
Expiring 10/26/12	JPMorgan Chase	ZAR	8,355	1,007,000	999,868	(7,132)
Swedish Krona,
Expiring 12/19/12	Morgan Stanley	SEK	18,923	2,807,919	2,873,665	65,746
Expiring 12/19/12	Morgan Stanley	SEK	15,855	2,352,606	2,407,691	55,085
Expiring 12/19/12	UBS Securities	SEK	18,000	2,708,359	2,733,438	25,079
Expiring 12/19/12	UBS Securities	SEK	4,000	606,391	607,431	1,040
Swiss Franc,
Expiring 12/19/12	UBS Securities	CHF	3,000	3,191,258	3,194,804	3,546
Expiring 12/19/12	UBS Securities	CHF	250	267,787	266,234	(1,553)
Expiring 12/19/12	UBS Securities	CHF	250	270,477	266,233	(4,244)

				$482,025,567	$483,614,725	$1,589,158

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/11/12	Barclays Capital Group	AUD	100	$101,978	$103,599	$(1,621)
Expiring 10/11/12	Citigroup Global Markets	AUD	389	410,460	402,999	7,461
Expiring 10/11/12	Hong Kong & Shanghai Bank	AUD	246	255,717	254,853	864
Expiring 10/11/12	Royal Bank of Canada	AUD	11,698	12,062,627	12,118,990	(56,363)
Expiring 10/11/12	Royal Bank of Canada	AUD	5,211	5,375,146	5,398,534	(23,388)
Expiring 10/11/12	UBS Securities	AUD	2,416	2,515,793	2,502,947	12,846

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar (cont’d.),
Expiring 11/01/12	Barclays Capital Group	AUD	137	$142,427	$141,651	$776
Expiring 12/19/12	Barclays Capital Group	AUD	3,927	4,038,074	4,044,333	(6,259)
Expiring 12/19/12	Barclays Capital Group	AUD	3,426	3,523,057	3,528,518	(5,461)
Expiring 12/19/12	Barclays Capital Group	AUD	1,988	2,054,402	2,047,303	7,099
Expiring 12/19/12	Barclays Capital Group	AUD	1,554	1,606,136	1,600,586	5,550
Expiring 12/19/12	Morgan Stanley	AUD	36,077	36,409,230	37,155,986	(746,756)
Expiring 12/19/12	Morgan Stanley	AUD	29,890	30,165,408	30,784,103	(618,695)
Expiring 12/19/12	Morgan Stanley	AUD	6,140	6,389,970	6,324,016	65,954
Expiring 12/19/12	Morgan Stanley	AUD	5,064	5,166,341	5,215,405	(49,064)
Expiring 12/19/12	Morgan Stanley	AUD	4,986	5,188,441	5,134,889	53,552
Expiring 12/19/12	Morgan Stanley	AUD	4,090	4,172,669	4,212,297	(39,628)
Brazilian Real,
Expiring 10/02/12	Barclays Capital Group	BRL	431	209,210	212,671	(3,461)
Expiring 10/02/12	Morgan Stanley	BRL	161	77,916	79,332	(1,416)
Expiring 10/02/12	UBS Securities	BRL	35	16,988	16,994	(6)
Expiring 12/04/12	Hong Kong & Shanghai Bank	BRL	592	287,293	289,700	(2,407)
Expiring 12/04/12	UBS Securities	BRL	35	16,654	16,860	(206)
British Pound,
Expiring 12/12/12	Barclays Capital Group	GBP	145	235,442	234,096	1,346
Expiring 12/12/12	Barclays Capital Group	GBP	75	120,756	121,084	(328)
Expiring 12/12/12	BNP Paribas	GBP	1,855	2,949,648	2,994,811	(45,163)
Expiring 12/12/12	BNP Paribas	GBP	566	919,324	913,781	5,543
Expiring 12/12/12	Credit Suisse First Boston Corp.	GBP	12,789	20,322,578	20,647,251	(324,673)
Expiring 12/12/12	Hong Kong & Shanghai Bank	GBP	12,897	20,507,610	20,821,612	(314,002)
Expiring 12/12/12	Hong Kong & Shanghai Bank	GBP	529	857,104	854,046	3,058
Expiring 12/12/12	JPMorgan Chase	GBP	284	459,763	458,505	1,258
Expiring 12/12/12	RBC Dominion Securities	GBP	451	731,494	728,118	3,376
Expiring 12/12/12	Royal Bank of Scotland Group PLC	GBP	301	486,296	485,951	345
Expiring 12/19/12	Morgan Stanley	GBP	3,619	5,828,918	5,841,761	(12,843)
Expiring 12/19/12	Morgan Stanley	GBP	3,039	4,896,155	4,906,942	(10,787)
Canadian Dollar,
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	379	365,925	385,248	(19,323)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	350	358,881	355,469	3,412
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	203	207,283	206,206	1,077
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	170	174,136	173,248	888
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	138	135,184	140,369	(5,185)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	92	90,224	93,698	(3,474)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	73	71,031	74,043	(3,012)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	57	56,184	57,610	(1,426)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	46	45,022	46,547	(1,525)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	25	24,540	25,374	(834)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	25	24,029	25,020	(991)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	23	23,092	22,911	181
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	15	14,357	14,946	(589)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	10	$10,408	$10,571	$(163)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	7	6,820	6,869	(49)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	7	6,770	6,946	(176)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	6	5,881	5,921	(40)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	4	4,351	4,492	(141)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	4	4,110	4,198	(88)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	4	3,945	4,024	(79)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	4	3,918	3,956	(38)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	3	3,289	3,289	—
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	3	3,108	3,137	(29)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	3	2,774	2,840	(66)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	2	2,336	2,390	(54)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	2	2,069	2,089	(20)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	2	1,926	1,935	(9)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	2	1,735	1,794	(59)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	2	1,524	1,540	(16)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	1	1,253	1,290	(37)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	1	1,239	1,255	(16)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	1	1,162	1,196	(34)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	CAD	1	640	647	(7)
Expiring 10/15/12	Royal Bank of Scotland Group PLC	CAD	1,587	1,636,901	1,613,263	23,638
Expiring 10/15/12	Royal Bank of Scotland Group PLC	CAD	16	16,724	16,689	35
Expiring 10/15/12	Royal Bank of Scotland Group PLC	CAD	14	13,945	13,881	64
Expiring 10/15/12	Royal Bank of Scotland Group PLC	CAD	8	7,700	7,640	60
Expiring 10/15/12	Royal Bank of Scotland Group PLC	CAD	6	6,297	6,286	11
Expiring 10/15/12	Royal Bank of Scotland Group PLC	CAD	4	3,725	3,680	45
Expiring 10/31/12	Royal Bank of Scotland Group PLC	CAD	176	176,619	178,376	(1,757)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	178	178,754	181,229	(2,475)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	95	94,104	96,061	(1,957)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	74		$73,602	$74,899	$(1,297)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	74		73,533	74,899	(1,366)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	67		67,511	68,409	(898)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	62		61,833	63,052	(1,219)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	61		61,089	62,238	(1,149)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	56		56,220	57,335	(1,115)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	56		55,518	56,488	(970)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	38		39,314	38,840	474
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	19		18,799	19,025	(226)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	17		17,683	17,572	111
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	17		17,095	17,526	(431)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	14		13,405	13,744	(339)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	13		13,096	12,907	189
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	6		6,360	6,479	(119)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	4		4,072	4,119	(47)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	4		3,875	3,932	(57)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	CAD	—	#	189	187	2
Expiring 12/07/12	Royal Bank of Scotland Group PLC	CAD	93		93,576	94,461	(885)
Expiring 12/07/12	Royal Bank of Scotland Group PLC	CAD	9		9,493	9,466	27
Expiring 12/07/12	Royal Bank of Scotland Group PLC	CAD	1		922	918	4
Expiring 12/19/12	Barclays Capital Group	CAD	3,977		4,056,228	4,038,090	18,138
Expiring 12/19/12	Barclays Capital Group	CAD	3,684		3,778,443	3,740,326	38,117
Expiring 12/19/12	Barclays Capital Group	CAD	3,409		3,495,727	3,460,462	35,265
Expiring 12/19/12	Barclays Capital Group	CAD	3,208		3,271,312	3,256,684	14,628
Expiring 12/19/12	Morgan Stanley	CAD	26,810		27,059,983	27,218,462	(158,479)
Expiring 12/19/12	Morgan Stanley	CAD	19,345		19,525,338	19,639,690	(114,352)
Expiring 12/19/12	Morgan Stanley	CAD	6,100		6,255,384	6,192,515	62,869
Expiring 12/19/12	Morgan Stanley	CAD	4,998		5,125,546	5,074,032	51,514
Expiring 12/20/12	Barclays Capital Group	CAD	27		27,424	27,411	13
Expiring 12/20/12	BNP Paribas	CAD	1,812		1,854,820	1,839,593	15,227
Expiring 12/20/12	BNP Paribas	CAD	683		696,539	693,401	3,138
Expiring 12/20/12	Deutsche Bank	CAD	1,669		1,708,028	1,694,416	13,612
Expiring 12/20/12	Hong Kong & Shanghai Bank	CAD	2,900		2,994,089	2,944,162	49,927
Expiring 12/20/12	Hong Kong & Shanghai Bank	CAD	969		987,239	983,756	3,483
Expiring 12/20/12	Hong Kong & Shanghai Bank	CAD	554		564,428	562,437	1,991
Expiring 12/20/12	JPMorgan Chase	CAD	677		688,925	687,309	1,616
Expiring 12/20/12	JPMorgan Chase	CAD	365		372,489	370,558	1,931
Expiring 12/20/12	JPMorgan Chase	CAD	234		240,218	237,563	2,655

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 12/20/12	Morgan Stanley	CAD	5,331	$5,464,526	$5,412,182	$52,344
Expiring 12/20/12	Morgan Stanley	CAD	964	988,145	978,680	9,465
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	97	96,767	98,293	(1,526)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	92	90,903	92,867	(1,964)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	69	69,024	69,768	(744)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	54	54,204	54,727	(523)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	50	50,652	51,007	(355)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	50	49,818	50,344	(526)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	43	42,488	43,493	(1,005)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	40	39,886	40,288	(402)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	33	32,927	33,363	(436)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	32	31,858	32,157	(299)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	31	31,504	31,877	(373)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	30	29,904	30,054	(150)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	25	25,003	25,188	(185)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	20	19,923	20,071	(148)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	19	19,081	19,277	(196)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	17	17,015	17,130	(115)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	14	13,929	13,763	166
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	11	10,886	10,968	(82)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	11	10,694	10,733	(39)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	10	10,168	10,072	96
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	9	9,051	9,102	(51)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	6	6,198	6,249	(51)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	5	5,483	5,456	27
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	5	5,258	5,308	(50)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	5	5,011	5,029	(18)
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	5	4,819	4,750	69
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	5	4,758	4,734	24
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	4	3,908	3,940	(32)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar (cont’d.),
Expiring 02/07/13	Royal Bank of Scotland Group PLC	CAD	3	$3,144	$3,146	$(2)
Chinese Yuan,
Expiring 10/15/12	JPMorgan Chase	CNY	3,846	600,000	610,931	(10,931)
Expiring 02/01/13	Deutsche Bank	CNY	15,354	2,395,000	2,417,379	(22,379)
Expiring 02/01/13	Hong Kong & Shanghai Bank	CNY	3,846	604,717	605,512	(795)
Expiring 02/01/13	JPMorgan Chase	CNY	60,003	9,417,350	9,446,781	(29,431)
Expiring 02/01/13	JPMorgan Chase	CNY	7,996	1,254,880	1,258,802	(3,922)
Euro,
Expiring 10/01/12	Royal Bank of Scotland Group PLC	EUR	185	237,920	237,741	179
Expiring 10/02/12	Barclays Capital Group	EUR	9,743	12,205,007	12,520,754	(315,747)
Expiring 10/02/12	Barclays Capital Group	EUR	2,406	3,075,915	3,091,957	(16,042)
Expiring 10/02/12	Barclays Capital Group	EUR	526	681,043	675,964	5,079
Expiring 10/02/12	Barclays Capital Group	EUR	411	533,987	528,177	5,810
Expiring 10/02/12	BNP Paribas	EUR	2,069	2,661,355	2,658,878	2,477
Expiring 10/02/12	Citigroup Global Markets	EUR	10,646	13,361,677	13,681,202	(319,525)
Expiring 10/02/12	Credit Suisse First Boston Corp.	EUR	517	675,621	664,398	11,223
Expiring 10/02/12	Goldman Sachs & Co.	EUR	31,168	38,991,012	40,054,077	(1,063,065)
Expiring 10/02/12	Hong Kong & Shanghai Bank	EUR	671	843,254	862,304	(19,050)
Expiring 10/02/12	JPMorgan Chase	EUR	10,645	13,378,561	13,679,916	(301,355)
Expiring 10/02/12	JPMorgan Chase	EUR	1,163	1,526,720	1,494,574	32,146
Expiring 10/02/12	JPMorgan Chase	EUR	462	603,715	593,717	9,998
Expiring 10/02/12	Morgan Stanley	EUR	3,178	4,015,594	4,084,056	(68,462)
Expiring 10/02/12	Morgan Stanley	EUR	337	424,726	433,079	(8,353)
Expiring 10/02/12	RBC Dominion Securities	EUR	1,194	1,559,762	1,534,413	25,349
Expiring 10/02/12	UBS Securities	EUR	894	1,144,067	1,148,882	(4,815)
Expiring 10/03/12	BNP Paribas	EUR	3,234	4,157,987	4,156,065	1,922
Expiring 10/22/12	Royal Bank of Scotland Group PLC	EUR	575	767,499	739,086	28,413
Expiring 11/02/12	Citigroup Global Markets	EUR	29,974	38,851,699	38,532,019	319,680
Expiring 11/02/12	JPMorgan Chase	EUR	29,975	38,697,425	38,533,305	164,120
Expiring 11/02/12	JPMorgan Chase	EUR	2,361	3,050,863	3,035,100	15,763
Expiring 11/02/12	JPMorgan Chase	EUR	526	679,692	676,180	3,512
Expiring 11/02/12	UBS Securities	EUR	410	531,253	527,061	4,192
Expiring 11/20/12	Citigroup Global Markets	EUR	2,570	3,260,006	3,304,407	(44,401)
Expiring 11/20/12	Credit Suisse First Boston Corp.	EUR	3,327	4,247,980	4,277,729	(29,749)
Expiring 11/20/12	Credit Suisse First Boston Corp.	EUR	2,570	3,232,418	3,304,408	(71,990)
Expiring 11/20/12	Deutsche Bank	EUR	1,813	2,311,385	2,331,086	(19,701)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	EUR	994	1,250,871	1,278,744	(27,873)
Expiring 11/30/12	Royal Bank of Scotland Group PLC	EUR	22	28,685	28,390	295
Expiring 12/17/12	Barclays Capital Group	EUR	214	280,626	275,245	5,381
Expiring 12/17/12	BNP Paribas	EUR	2,389	3,068,217	3,072,709	(4,492)
Expiring 12/17/12	BNP Paribas	EUR	417	536,807	536,341	466
Expiring 12/17/12	Citigroup Global Markets	EUR	98	128,849	126,047	2,802
Expiring 12/17/12	Deutsche Bank	EUR	108	139,318	138,909	409
Expiring 12/17/12	Morgan Stanley	EUR	1,187	1,496,427	1,526,708	(30,281)
Expiring 12/17/12	Royal Bank of Scotland Group PLC	EUR	503	647,431	646,953	478
Expiring 12/17/12	Royal Bank of Scotland Group PLC	EUR	161	208,814	207,077	1,737
Expiring 12/17/12	UBS Securities	EUR	1,195	1,530,956	1,536,997	(6,041)
Expiring 12/19/12	Morgan Stanley	EUR	21,463	27,473,749	27,606,720	(132,971)
Expiring 12/19/12	Morgan Stanley	EUR	17,761	22,733,948	22,843,979	(110,031)
Expiring 12/19/12	Morgan Stanley	EUR	407	524,260	523,512	748
Expiring 12/19/12	Morgan Stanley	EUR	360	464,188	463,526	662

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Euro (cont’d.),
Expiring 12/19/12	Royal Bank of Scotland Group PLC	EUR	143	$182,263	$184,224	$(1,961)
Expiring 01/28/13	Royal Bank of Scotland Group PLC	EUR	604	805,109	776,859	28,250
Expiring 02/22/13	Royal Bank of Scotland Group PLC	EUR	53	69,294	68,753	541
Expiring 02/22/13	Royal Bank of Scotland Group PLC	EUR	10	13,198	13,201	(3)
Expiring 02/22/13	Royal Bank of Scotland Group PLC	EUR	9	11,598	11,545	53
Expiring 02/22/13	Royal Bank of Scotland Group PLC	EUR	2	1,943	1,940	3
Expiring 04/05/13	Royal Bank of Scotland Group PLC	EUR	3	3,459	3,380	79
Expiring 05/23/13	Barclays Capital Group	EUR	5,139	6,589,226	6,621,224	(31,998)
Expiring 05/23/13	Credit Suisse First Boston Corp.	EUR	5,139	6,546,495	6,621,224	(74,729)
Expiring 09/13/13	Barclays Capital Group	EUR	1,087	1,409,797	1,402,026	7,771
Expiring 04/07/14	Royal Bank of Scotland Group PLC	EUR	3	3,467	3,393	74
Expiring 04/07/15	Royal Bank of Scotland Group PLC	EUR	3	3,476	3,407	69
Expiring 04/05/16	Royal Bank of Scotland Group PLC	EUR	3	3,486	3,413	73
Expiring 04/05/17	Royal Bank of Scotland Group PLC	EUR	3	3,501	3,420	81
Hong Kong Dollar,
Expiring 10/03/12	Royal Bank of Scotland Group PLC	HKD	317	40,854	40,856	(2)
Expiring 10/05/12	Royal Bank of Scotland Group PLC	HKD	317	40,855	40,856	(1)
Indian Rupee,
Expiring 10/03/12	Hong Kong & Shanghai Bank	INR	795	14,298	15,053	(755)
Japanese Yen,
Expiring 12/10/12	Citigroup Global Markets	JPY	116,960	1,501,501	1,499,785	1,716
Expiring 12/10/12	Morgan Stanley	JPY	227,331	2,901,425	2,915,079	(13,654)
Expiring 12/19/12	Barclays Capital Group	JPY	296,877	3,772,702	3,807,436	(34,734)
Expiring 12/19/12	Barclays Capital Group	JPY	254,435	3,233,346	3,263,114	(29,768)
Expiring 12/19/12	Morgan Stanley	JPY	2,216,506	28,285,470	28,426,570	(141,100)
Expiring 12/19/12	Morgan Stanley	JPY	1,955,044	24,948,874	25,073,330	(124,456)
Expiring 12/19/12	Morgan Stanley	JPY	546,778	7,023,513	7,012,403	11,110
Expiring 12/19/12	Morgan Stanley	JPY	447,277	5,745,388	5,736,300	9,088
Malaysian Ringgit,
Expiring 10/16/12	UBS Securities	MYR	6	1,734	1,820	(86)
Mexican Peso,
Expiring 10/18/12	Hong Kong & Shanghai Bank	MXN	50,879	3,830,782	3,943,863	(113,081)
Expiring 11/29/12	Citigroup Global Markets	MXN	3,045	228,900	235,076	(6,176)
Expiring 12/03/12	Barclays Capital Group	MXN	14,697	1,130,000	1,134,190	(4,190)
Expiring 12/03/12	Citigroup Global Markets	MXN	620	48,000	47,822	178
Expiring 12/03/12	Deutsche Bank	MXN	10,129	784,343	781,683	2,660
Expiring 12/03/12	Deutsche Bank	MXN	87	6,538	6,706	(168)
Expiring 12/03/12	Goldman Sachs & Co.	MXN	7,920	605,000	611,188	(6,188)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	14,629	1,136,000	1,128,947	7,053
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	4,989	368,415	384,977	(16,562)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	4,748	350,671	366,435	(15,764)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	2,617	201,000	201,913	(913)
Expiring 12/03/12	Morgan Stanley	MXN	15,757	1,222,000	1,215,969	6,031
Expiring 12/03/12	Morgan Stanley	MXN	15,100	1,146,000	1,165,284	(19,284)
Expiring 12/03/12	Morgan Stanley	MXN	13,503	1,032,000	1,041,999	(9,999)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 12/03/12	Morgan Stanley	MXN	13,310	$1,017,000	$1,027,089	$(10,089)
Expiring 12/03/12	Morgan Stanley	MXN	12,482	968,000	963,223	4,777
Expiring 12/03/12	Morgan Stanley	MXN	9,038	690,000	697,457	(7,457)
Expiring 12/03/12	Morgan Stanley	MXN	8,440	654,000	651,302	2,698
Expiring 12/03/12	Morgan Stanley	MXN	6,150	477,000	474,628	2,372
Expiring 12/03/12	Morgan Stanley	MXN	4,833	369,000	372,931	(3,931)
Expiring 12/03/12	Morgan Stanley	MXN	2,290	173,000	176,749	(3,749)
Expiring 12/03/12	Morgan Stanley	MXN	2,168	168,000	167,281	719
Expiring 12/03/12	UBS Securities	MXN	4,801	364,000	370,504	(6,504)
Expiring 12/03/12	UBS Securities	MXN	357	26,817	27,512	(695)
Expiring 12/13/12	Credit Suisse First Boston Corp.	MXN	1,520	114,098	117,178	(3,080)
New Taiwanese Dollar,
Expiring 11/30/12	Barclays Capital Group	TWD	165	5,601	5,632	(31)
New Zealand Dollar,
Expiring 11/01/12	Hong Kong & Shanghai Bank	NZD	11,766	9,703,267	9,729,441	(26,174)
Expiring 12/19/12	Barclays Capital Group	NZD	5,651	4,649,373	4,657,457	(8,084)
Expiring 12/19/12	Barclays Capital Group	NZD	4,936	4,061,528	4,068,590	(7,062)
Expiring 12/19/12	Barclays Capital Group	NZD	4,845	4,019,290	3,997,125	22,165
Expiring 12/19/12	Barclays Capital Group	NZD	4,765	3,916,599	3,927,476	(10,877)
Expiring 12/19/12	Morgan Stanley	NZD	22,173	17,465,701	18,274,564	(808,863)
Expiring 12/19/12	Morgan Stanley	NZD	18,370	14,470,521	15,140,673	(670,152)
Expiring 12/19/12	Morgan Stanley	NZD	1,150	953,727	947,514	6,213
Norwegian Krone,
Expiring 11/19/12	Royal Bank of Scotland Group PLC	NOK	98	16,932	17,050	(118)
Expiring 12/11/12	Royal Bank of Scotland Group PLC	NOK	132	21,642	23,027	(1,385)
Expiring 12/21/12	Royal Bank of Scotland Group PLC	NOK	1,605	262,469	279,271	(16,802)
Expiring 12/27/12	Royal Bank of Scotland Group PLC	NOK	46	7,449	7,915	(466)
Expiring 03/27/13	Royal Bank of Scotland Group PLC	NOK	45	7,344	7,802	(458)
Expiring 05/21/13	Royal Bank of Scotland Group PLC	NOK	98	16,804	16,935	(131)
Expiring 06/11/13	Royal Bank of Scotland Group PLC	NOK	134	21,771	23,152	(1,381)
Expiring 06/27/13	Royal Bank of Scotland Group PLC	NOK	46	7,485	7,949	(464)
Expiring 09/16/13	Royal Bank of Scotland Group PLC	NOK	1,038	179,429	178,782	647
Expiring 09/27/13	Royal Bank of Scotland Group PLC	NOK	46	7,461	7,922	(461)
Expiring 11/18/13	Royal Bank of Scotland Group PLC	NOK	98	16,657	16,825	(168)
Expiring 12/11/13	Royal Bank of Scotland Group PLC	NOK	137	22,134	23,532	(1,398)
Expiring 12/27/13	Royal Bank of Scotland Group PLC	NOK	46	7,357	7,812	(455)
Expiring 03/27/14	Royal Bank of Scotland Group PLC	NOK	45	7,252	7,703	(451)
Expiring 05/19/14	Royal Bank of Scotland Group PLC	NOK	98	16,576	16,724	(148)
Expiring 06/11/14	Royal Bank of Scotland Group PLC	NOK	136	21,855	23,263	(1,408)
Expiring 06/27/14	Royal Bank of Scotland Group PLC	NOK	46	7,388	7,850	(462)

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Norwegian Krone (cont’d.),
Expiring 09/29/14	Royal Bank of Scotland Group PLC	NOK	46	$7,359	$7,828	$(469)
Expiring 09/29/14	Royal Bank of Scotland Group PLC	NOK	46	7,252	7,744	(492)
Expiring 11/18/14	Royal Bank of Scotland Group PLC	NOK	1,718	286,168	288,000	(1,832)
Expiring 12/11/14	Royal Bank of Scotland Group PLC	NOK	137	21,823	22,967	(1,144)
Expiring 03/27/15	Royal Bank of Scotland Group PLC	NOK	45	7,147	7,545	(398)
Expiring 06/11/15	Royal Bank of Scotland Group PLC	NOK	2,636	416,811	435,633	(18,822)
Expiring 06/29/15	Royal Bank of Scotland Group PLC	NOK	1,546	244,582	259,186	(14,604)
Expiring 04/27/16	Royal Bank of Scotland Group PLC	NOK	2,551	429,859	421,546	8,313
Philippine Peso,
Expiring 10/31/12	Citigroup Global Markets	PHP	391	8,933	9,362	(429)
Singapore Dollar,
Expiring 12/19/12	Morgan Stanley	SGD	25,429	20,379,558	20,720,030	(340,472)
Expiring 12/19/12	Morgan Stanley	SGD	20,953	16,792,712	17,073,260	(280,548)
South African Rand,
Expiring 10/26/12	Barclays Capital Group	ZAR	3,561	429,185	426,187	2,998
Expiring 10/26/12	Barclays Capital Group	ZAR	3,529	425,270	422,299	2,971
Expiring 10/26/12	Barclays Capital Group	ZAR	3,284	396,000	392,996	3,004
Expiring 10/26/12	Citigroup Global Markets	ZAR	1,011	123,000	120,929	2,071
Expiring 10/26/12	Deutsche Bank	ZAR	2,607	315,000	311,959	3,041
Expiring 10/26/12	Goldman Sachs & Co.	ZAR	4,134	500,000	494,748	5,252
Expiring 10/26/12	Goldman Sachs & Co.	ZAR	3,401	414,000	407,035	6,965
Expiring 10/26/12	Hong Kong & Shanghai Bank	ZAR	15,405	1,825,762	1,843,595	(17,833)
Expiring 10/26/12	Morgan Stanley	ZAR	2,375	283,000	284,223	(1,223)
Swedish Krona,
Expiring 12/19/12	Morgan Stanley	SEK	32,269	4,777,669	4,900,237	(122,568)
Expiring 12/19/12	Morgan Stanley	SEK	26,700	3,953,174	4,054,590	(101,416)
Expiring 12/19/12	Morgan Stanley	SEK	15,624	2,370,796	2,372,666	(1,870)
Expiring 12/19/12	Morgan Stanley	SEK	12,920	1,960,425	1,961,971	(1,546)
Swiss Franc,
Expiring 11/21/12	Westpac Banking Corp.	CHF	178	185,054	189,457	(4,403)

				$770,145,443	$777,186,369	$(7,040,926)

#	Notional Amount is less than 500.

Interest rate swap agreements outstanding at September 30, 2012:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
AUD	500	06/15/22	5.000%	6 month Australian Bank Bill rate(1)	$56,793	$(1,643)	$58,436	Deutsche Bank AG
AUD	200	06/15/22	5.000%	6 month Australian Bank Bill rate(1)	22,300	(783)	23,083	Citigroup, Inc.
BRL	7,000	01/02/15	8.830%	Brazilian interbank lending rate(1)	45,292	38,044	7,248	HSBC Bank USA

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	6,900	01/02/15	8.630%	Brazilian interbank lending rate(1)	$31,117	$30,663	$454	Morgan Stanley
BRL	2,700	01/02/15	8.260%	Brazilian interbank lending rate(1)	2,437	2,053	384	Goldman Sachs & Co.
BRL	1,400	01/02/15	8.410%	Brazilian interbank lending rate(1)	3,346	3,020	326	Goldman Sachs & Co.
JPY	1,680,000	12/21/21	1.500%	6 month LIBOR(1)	1,630,096	401,121	1,228,975	Royal Bank of Scotland PLC
JPY	260,000	12/21/41	2.000%	6 month LIBOR(1)	297,502	208,846	88,656	BNP Paribas
MXN	19,800	12/08/15	6.590%	28 day Mexican interbank rate(1)	71,726	(15,083)	86,809	Morgan Stanley
MXN	12,900	12/08/15	6.590%	28 day Mexican interbank rate(1)	48,292	3,001	45,291	HSBC Bank USA
MXN	62,800	06/08/16	6.750%	28 day Mexican interbank rate(1)	281,797	43,846	237,951	Morgan Stanley
MXN	19,200	06/08/16	5.800%	28 day Mexican interbank rate(1)	36,692	1,496	35,196	HSBC Bank USA
MXN	6,800	06/08/16	6.750%	28 day Mexican interbank rate(1)	30,513	2,264	28,249	Barclays Bank PLC
MXN	6,100	06/08/16	6.750%	28 day Mexican interbank rate(1)	27,372	2,590	24,782	HSBC Bank USA
MXN	33,000	09/13/17	5.500%	28 day Mexican interbank rate(1)	35,402	(6,365)	41,767	Morgan Stanley
MXN	8,500	09/13/17	5.500%	28 day Mexican interbank rate(1)	8,663	(2,245)	10,908	HSBC Bank USA
MXN	6,300	09/13/17	5.500%	28 day Mexican interbank rate(1)	6,421	(698)	7,119	Barclays Bank PLC
MXN	4,700	07/27/20	6.960%	28 day Mexican interbank rate(1)	31,960	(17,697)	49,657	HSBC Bank USA
MXN	7,600	06/02/21	7.500%	28 day Mexican interbank rate(1)	75,216	4,192	71,024	Morgan Stanley
MXN	4,900	06/02/21	6.650%	28 day Mexican interbank rate(1)	25,599	2,188	23,411	Morgan Stanley
	500	07/15/22	2.500%	Daily Effective Federal Funds Rate(2)	—	3,100	(3,100)	BNP Paribas
Exchange-traded swap agreements:
JPY	3,780,000	03/21/23	1.000%	6 month LIBOR(1)	719,556	435,759	283,797	—

JPY	480,000	12/21/41	2.000%	6 month LIBOR(1)	549,014	715,052	(166,038)	—
	1,700	06/20/16	1.250%	3 month LIBOR(1)	(48,824)	(39,729)	(9,095)	—
	5,700	06/20/17	1.500%	3 month LIBOR(1)	(225,740)	(189,061)	(36,679)	—
	28,900	06/20/22	2.250%	3 month LIBOR(1)	(1,706,147)	(1,721,411)	15,264	—
	2,600	12/19/42	2.500%	3 month LIBOR(1)	74,315	94,105	(19,790)	—

					$2,130,710	$(3,375)	$2,134,085

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	$1,300	$(10,179)	$(36,149)	$25,970	Bank of America N.A.
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	800	(6,264)	(14,627)	8,363	Citigroup, Inc.
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	700	(5,481)	(12,664)	7,183	Goldman Sachs & Co.
Dow Jones CDX MCDX 16 5Y	06/20/16	1.000%	1,500	(18,147)	(23,180)	5,033	Goldman Sachs & Co.

				$(40,071)	$(86,620)	$46,549

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Ally Financial, Inc.	12/20/12	5.000%		$300	0.697%	$3,291	$540	$2,751	Bank of America N.A.
Australian Government	03/20/16	1.000%		1,300	0.301%	31,063	18,622	12,441	Deutsche Bank AG
Australian Government	03/20/16	1.000%		800	0.301%	19,113	11,729	7,384	Royal Bank of Scotland PLC
Australian Government	09/20/16	1.000%		1,800	0.346%	44,765	21,172	23,593	Deutsche Bank AG
Australian Government	09/20/16	1.000%		900	0.346%	22,382	10,223	12,159	UBS AG
Australian Government	09/20/16	1.000%		200	0.346%	4,974	2,237	2,737	Royal Bank of Scotland PLC
Australian Government	09/20/16	1.000%		200	0.346%	5,250	2,801	2,449	UBS AG
Australian Government	12/20/16	1.000%		200	0.364%	5,069	(727)	5,796	Goldman Sachs & Co.
Australian Government	12/20/16	1.000%		200	0.364%	5,069	(886)	5,955	UBS AG
BP Capital Markets America	12/20/15	1.000%		1,200	0.554%	16,588	(17,271)	33,859	Morgan Stanley
BP Capital Markets America	12/20/15	1.000%		200	0.554%	2,765	(2,175)	4,940	Barclays Bank PLC
Commonwealth of Pennsylvania	03/20/21	1.000%		700	1.186%	13,334	—	13,334	Morgan Stanley
Federal Republic of Brazil	06/20/15	1.000%		500	0.666%	4,743	(2,303)	7,046	Barclays Bank PLC
Federal Republic of Brazil	06/20/15	1.000%		500	0.666%	4,743	(5,092)	9,835	Barclays Bank PLC
Japan Gov’t. Series 55	12/20/15	1.000%		600	0.482%	10,622	8,244	2,378	Goldman Sachs & Co.
Kingdom of Spain	06/20/17	1.000%		7,600	3.726%	(866,178)	(1,175,929)	309,751	Goldman Sachs & Co.
Kingdom of Spain	06/20/17	1.000%		100	3.726%	(11,397)	(14,504)	3,107	Citigroup, Inc.
Nokia OYJ	09/20/14	5.000%	EUR	100	5.903%	(1,988)	(10,058)	8,070	Goldman Sachs & Co.
People’s Republic of China	03/20/16	1.000%		1,900	0.479%	32,797	13,641	19,156	Citigroup, Inc.
People’s Republic of China	06/20/16	1.000%		1,400	0.537%	24,458	11,838	12,620	BNP Paribas
People’s Republic of China	09/20/16	1.000%		200	0.588%	3,123	—	3,123	Deutsche Bank AG

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Republic of Italy	06/20/17	1.000%		$100	3.400%	$(10,009)	$(14,021)	$4,012	Deutsche Bank AG
State of New York	03/20/21	1.850%		700	1.068%	40,026	—	40,026	Bank of America N.A.
U.S. Treasury Note	06/20/16	0.250%	EUR	1,500	0.285%	2,618	(19,136)	21,754	Royal Bank of Scotland PLC
U.S. Treasury Note	06/20/16	0.250%	EUR	800	0.285%	1,396	(9,568)	10,964	Royal Bank of Scotland PLC
U.S. Treasury Note	06/20/16	0.250%	EUR	700	0.285%	1,222	(8,716)	9,938	UBS AG
United Kingdom Treasury	06/20/15	1.000%		300	0.189%	6,679	1,433	5,246	Deutsche Bank AG
United Kingdom Treasury	06/20/15	1.000%		100	0.189%	2,226	403	1,823	Citigroup, Inc.
United Kingdom Treasury	06/20/16	1.000%		100	0.293%	2,614	942	1,672	Citigroup, Inc.
United Kingdom Treasury	09/20/16	1.000%		3,300	0.320%	87,808	19,951	67,857	Morgan Stanley

						$(490,834)	$(1,156,610)	$665,776

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Bank of America	06/20/18	$700	1.000%	$28,400	$91,170	$(62,770)	Deutsche Bank AG
Dow Jones CDX NA HY18 5Y Index	06/20/17	11,011	5.000%	(189,190)	248,330	(437,520)	Royal Bank of Scotland PLC
Dow Jones CDX NA HY18 5Y Index	06/20/17	2,423	5.000%	(41,631)	54,644	(96,275)	Royal Bank of Scotland PLC
Dow Jones CDX NA HY18 5Y Index	06/20/17	2,000	5.000%	(15,525)	2,125	(17,650)	Royal Bank of Scotland PLC
Dow Jones CDX NA HY18 5Y Index	06/20/17	1,980	5.000%	(34,019)	44,654	(78,673)	Royal Bank of Scotland PLC
Dow Jones CDX NA HY18 5Y Index	06/20/17	990	5.000%	(7,685)	72,503	(80,188)	Royal Bank of Scotland PLC
Dow Jones CDX NA HY18 5Y Index	06/20/17	842	5.000%	(6,532)	48,099	(54,631)	Royal Bank of Scotland PLC
Dow Jones CDX NA HY18 5Y Index	06/20/17	196	5.000%	(1,518)	11,330	(12,848)	Royal Bank of Scotland PLC
Dow Jones CDX NA HY18 5Y Index	06/20/17	99	5.000%	(768)	3,451	(4,219)	Royal Bank of Scotland PLC
Embarq Corp.	06/20/16	1,200	1.000%	(6,753)	(12,045)	5,292	Deutsche Bank AG
Hanson Ltd.	03/20/13	600	1.000%	(1,886)	(125)	(1,761)	Goldman Sachs & Co.
Host Hotels & Resorts	12/20/15	675	1.000%	3,358	24,728	(21,370)	Bank of America N.A.
J.C. Penney Corp.	06/20/17	1,100	1.000%	262,470	44,328	218,142	Deutsche Bank AG
U.S. Treasury Note	12/20/17	1,100	0.250%	5,823	8,083	(2,260)	Deutsche Bank AG
U.S. Treasury Note	12/20/17	500	0.250%	2,586	2,350	236	UBS AG
United Kingdom Treasury	12/20/17	3,500	1.000%	(87,020)	(85,275)	(1,745)	BNP Paribas Goldman Sachs & Co.
United Kingdom Treasury	12/20/17	100	1.000%	(2,484)	(2,490)	6

				$(92,374)	$555,860	$(648,234)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Currency swap agreements outstanding at September 30, 2012:

	Notional Amount (000)	Termination Date	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty
JPY	224,000	05/15/14	3 Month LIBOR(1)	$(73,534)	$(26,498)	$(47,036)	BNP Paribas

(1) The Portfolio pays a floating rate of 3 month LIBOR -75.5 bps based on a notional amount of JPY 224,000,000. The Portfolio receives a floating rate of 3 month LIBOR based on a notional amount of $2,800,000.

Total return swap agreements outstanding at September 30, 2012:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston	10/05/12	$18,547	Pay fixed payments on the HTUSDVYY Index and receive variable payments based on the 1 Month LIBOR+45 bps.	$658,284	$—	$658,284
Credit Suisse First Boston	10/05/12	13,888	Pay fixed payments on the NDDUEAFE Index and receive variable payments based on the 1 Month LIBOR+6 bps.	961,368	—	961,368
Credit Suisse First Boston	12/28/12	27,920	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill+20bps.	—	—	—
Deutsche Bank AG	06/12/13	392	Pay or recieve amounts based on Aegis Group PLC long position.	(2,471)	—	(2,471)
Deutsche Bank AG	06/12/13	42	Pay or recieve amounts based on Glencore International short position.	(236)	—	(236)
Deutsche Bank AG	06/12/13	39	Pay or recieve amounts based on Xstrata PLC long position.	1,928	—	1,928

				$1,618,873	$—	$1,618,873

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST ACADEMIC STRATEGIES ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$5,817,211,553	$—	$—
Common Stocks	668,823,713	42,373,230	1,005,730
Exchange Traded Funds	234,035,635	—	—
Preferred Stocks	8,330,515	—	910,382
Rights	—	—	3
Unaffiliated Mutual Funds	137,967,568	—	—
Warrants	1,496,222	—	215,825
Asset-Backed Securities	—	18,659,838	169,869
Bank Loans	—	1,996,607	—
Commercial Mortgage-Backed Securities	—	10,398,704	—
Convertible Bonds	—	168,060,096	383,092
Corporate Bonds	—	123,805,109	1,075,167
Foreign Government Bonds	—	133,314,368	—
Municipal Bonds	—	2,985,336	—
Residential Mortgage-Backed Securities	—	39,307,505	602,554
U.S. Government Agency Obligations	—	46,528,381	—
U.S. Treasury Obligations	—	347,241,000	—
Repurchase Agreements	—	100,700,000	—
Foreign Treasury Obligations	—	5,774,846	—
Certificates of Deposit	—	3,598,486	—
Commercial Paper	—	1,784,243	—
Options Purchased	1,037,057	467,542	38,015
Options Written	(1,709,131)	(1,439,155)	(6,308)
Short Sales – Common Stocks	(448,425,087)	—	(5)
Short Sales – Exchange Traded Funds	(4,336,677)	—	—
Short Sales – Preferred Stock	(42,020)	—	—
Short Sales – U.S. Government Agency Obligation	—	(3,288,750)	—
Other Financial Instruments*
Futures	12,707,278	—	—
Foreign Forward Currency Contracts	—	(5,451,768)	—
Interest Rate Swaps	67,459	2,066,626	—
Credit Default Swaps	—	66,351	(2,260)
Currency Swaps	—	(47,036)	—
Total Return Swaps	—	1,618,873	—

Total	$6,427,164,085	$1,040,520,432	$4,392,064

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2012 categorized by risk exposure.

Derivative Fair Value at 9/30/12
Credit contracts	$64,091
Equity contracts	3,791,210
Foreign exchange contracts	(5,451,768)
Interest rate contracts	1,398,029
Commodity contracts	11,324,031

Total	$11,125,593

AST ADVANCED STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.8%
AFFILIATED MUTUAL FUNDS — 2.5%
AST Federated Aggressive Growth Portfolio*	3,213,624	$31,847,013
AST Goldman Sachs Small-Cap Value Portfolio	1,918,534	22,657,885
AST Small-Cap Growth Portfolio*	1,928,125	43,324,961
AST Small-Cap Value Portfolio	3,642,294	52,266,917

TOTAL AFFILIATED MUTUAL FUNDS (cost $137,337,105)(w)		150,096,776

COMMON STOCKS — 47.7%
Aerospace & Defense — 0.9%
BAE Systems PLC (United Kingdom)	749,300	3,933,622
Boeing Co. (The)	89,500	6,230,990
Elbit Systems Ltd. (Israel)	32,000	1,094,436
Finmeccanica SpA (Italy)*(a)	160,800	763,727
Honeywell International, Inc.	149,100	8,908,725
Lockheed Martin Corp.	52,900	4,939,802
Raytheon Co.	154,200	8,814,072
Rolls-Royce Holdings PLC (United Kingdom)*	566,635	7,713,490
Thales SA (France)	85,100	2,922,585
United Technologies Corp.	135,100	10,576,979

		55,898,428

Agriculture — 0.1%
Golden Agri-Resources Ltd. (Singapore)	4,265,000	2,279,989
Hokuto Corp. (Japan)	35,500	750,750

		3,030,739

Airlines — 0.2%
Air New Zealand Ltd. (New Zealand)	362,700	348,634
Qantas Airways Ltd. (Australia)*	451,400	568,078
Southwest Airlines Co.	1,548,500	13,580,345

		14,497,057

Apparel — 0.1%
Burberry Group PLC (United Kingdom)	175,781	2,841,358
Yue Yuen Industrial Holdings Ltd. (Bermuda)	758,000	2,542,025

		5,383,383

Auto/Trucks Parts & Equipment — 0.2%
Calsonic Kansei Corp. (Japan)	247,000	951,308
Cie Generale des Etablissements Michelin (France) (Class B Stock)	33,500	2,624,277
Keihin Corp. (Japan)	52,500	620,713
Valeo SA (France)	66,500	3,076,409
Yokohama Rubber Co. Ltd. (The) (Japan)	303,000	2,239,030

		9,511,737

Automobile Manufacturers — 0.7%
Bayerische Motoren Werke AG (Germany)	137,268	10,038,708
Daimler AG (Germany)	87,100	4,215,762
General Motors Co.*(a)	537,500	12,228,125
Nissan Motor Co. Ltd. (Japan)	243,700	2,074,058
Renault SA (France)	47,600	2,233,869
Volkswagen AG (Germany)	35,000	5,855,972
Volvo AB (Sweden) (Class B Stock)	160,800	2,254,549

		38,901,043

Automotive Parts — 0.3%
AutoZone, Inc.*	43,200	15,969,744

	Shares	Value
COMMON STOCKS (Continued)
Banks — 0.4%
Banco Espanol de Credito SA (Spain)	136,800	$488,710
Bank of America Corp.	1,673,000	14,772,590
Barclays PLC (United Kingdom)	1,253,600	4,349,249
Bendigo and Adelaide Bank Ltd. (Australia)	245,100	1,947,752
Dexia SA (Belgium)*	15,923	4,502
Fukuoka Financial Group, Inc. (Japan)	217,000	881,094
Nishi-Nippon City Bank Ltd. (The) (Japan)	371,000	858,715
Societe Generale SA (France)*	28,100	798,029

		24,100,641

Beverages — 0.5%
Anheuser-Busch InBev NV (Belgium), ADR(a)	110,949	9,531,629
Diageo PLC (United Kingdom)	376,646	10,579,807
PepsiCo, Inc.	165,000	11,677,050

		31,788,486

Biotechnology — 1.0%
Amgen, Inc.	124,000	10,455,680
Biogen Idec, Inc.*	247,540	36,940,394
Gilead Sciences, Inc.*	229,847	15,245,752

		62,641,826

Building Materials — 0.2%
Ciments Francais SA (France)	7,500	442,378
Geberit AG (Switzerland)*	35,044	7,619,881
Hong Leong Asia Ltd. (Singapore)(g)	377,000	526,019

		8,588,278

Capital Markets — 0.3%
Credit Suisse Group AG (Switzerland)*	48,200	1,021,399
Deutsche Bank AG (Germany)	48,800	1,928,032
Invesco Ltd. (Bermuda)	303,500	7,584,465
Partners Group Holding AG (Switzerland)	38,484	8,007,782

		18,541,678

Chemicals — 1.6%
Arkema SA (France)	115,027	10,769,831
Asahi Kasei Corp. (Japan)	271,000	1,396,906
BASF SE (Germany)	78,500	6,622,536
Bayer AG (Germany)	27,500	2,361,697
Celanese Corp. (Class A Stock)	95,200	3,609,032
Clariant AG (Switzerland)	7,800	92,804
Johnson Matthey PLC (United Kingdom)	227,989	8,883,645
Koninklijke DSM NV (Netherlands)	45,900	2,288,571
Lanxess AG (Germany)	35,800	2,968,688
LyondellBasell Industries NV (Netherlands) (Class A Stock)	196,144	10,132,799
Monsanto Co.	235,425	21,428,384
Nippon Shokubai Co. Ltd. (Japan)	117,000	1,308,543
NOF Corp. (Japan)	329,000	1,580,208
Praxair, Inc.	47,800	4,965,464
Syngenta AG (Switzerland)	33,501	12,520,576
Tessenderlo Chemie NV (Belgium)	8,700	243,611
Toagosei Co. Ltd. (Japan)	275,000	1,034,136
Yara International ASA (Norway)	45,200	2,264,379

		94,471,810

Commercial Banks — 1.2%
Aozora Bank Ltd. (Japan)	892,000	2,727,731
Banco Bilbao Vizcaya Argentaria SA (Spain)	116,100	912,025
Banco Santander SA (Spain)*	393,900	2,933,319

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Bank Hapoalim BM (Israel)*	247,900	$882,645
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	9,513,500	7,373,620
BNP Paribas SA (France)	386,420	18,363,119
Credicorp Ltd. (Bermuda)	69,699	8,731,891
Credit Agricole SA (France)*	108,700	750,108
Danske Bank A/S (Denmark)*	17,600	317,628
DnB ASA (Norway)	140,400	1,721,639
FirstRand Ltd. (South Africa)	2,248,672	7,535,199
KBC GROEP NV (Belgium)	36,300	870,905
Pohjola Bank PLC (Finland) (Class A Stock)	218,400	2,873,906
Swedbank AB (Sweden) (Class A Stock)	169,000	3,174,796
Toronto-Dominion Bank (The) (Canada)	141,651	11,813,616

		70,982,147

Commercial Services — 0.7%
Emeco Holdings Ltd. (Australia)	1,251,400	944,452
Experian PLC (United Kingdom)	328,375	5,456,390
Nichii Gakkan Co. (Japan)	154,900	1,487,060
Toppan Forms Co. Ltd. (Japan)	77,600	748,879
Visa, Inc. (Class A Stock)	231,526	31,089,311

		39,726,092

Commercial Services & Supplies — 0.1%
Babcock International Group PLC (United Kingdom)	428,931	6,420,770

Communication Equipment — 0.5%
QUALCOMM, Inc.	478,007	29,870,657

Computer Services & Software — 2.4%
Accenture PLC (Ireland) (Class A Stock)	308,549	21,607,686
Alten SA (France)(g)	63,800	2,040,636
Apple, Inc.	117,340	78,296,288
Dell, Inc.	973,500	9,598,710
International Business Machines Corp.	34,850	7,229,633
Microsoft Corp.	765,000	22,781,700
NEC Fielding Ltd. (Japan)	20,600	251,622
Tieto Oyj (Finland)	95,600	1,651,114
Wincor Nixdorf AG (Germany)	24,200	946,318

		144,403,707

Construction & Engineering
ABB Ltd. (Switzerland)*	111,500	2,091,292

Consumer Products & Services — 0.8%
Avon Products, Inc.	344,000	5,486,800
EMC Corp.*	670,144	18,274,827
Estee Lauder Cos., Inc. (The) (Class A Stock)	128,491	7,911,191
Pacific Brands Ltd. (Australia)	2,607,900	1,638,083
Procter & Gamble Co. (The)	247,900	17,194,344

		50,505,245

Containers & Packaging
Rengo Co. Ltd. (Japan)	146,000	670,910

Distribution/Wholesale — 0.5%
Marubeni Corp. (Japan)	411,000	2,612,936
Sumitomo Corp. (Japan)	273,000	3,672,564
Toyota Tsusho Corp. (Japan)	96,500	2,061,406
W.W. Grainger, Inc.	90,943	18,949,793
Wolseley PLC (United Kingdom)	52,175	2,225,949

		29,522,648

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services — 1.3%
Challenger Ltd. (Australia)	269,200	$906,045
Charles Schwab Corp. (The)(a)	489,000	6,254,310
Fuyo General Lease Co. Ltd. (Japan)	35,600	1,039,210
Hitachi Capital Corp. (Japan)	42,400	767,503
Intermediate Capital Group PLC (United Kingdom)	534,200	2,573,221
ORIX Corp. (Japan)	134,790	13,500,522
Paragon Group of Cos. PLC (United Kingdom)	588,500	1,961,445
SLM Corp.	495,500	7,789,260
Tullett Prebon PLC (United Kingdom)	161,500	777,157
U.S. Bancorp	1,271,319	43,606,242

		79,174,915

Diversified Machinery — 0.1%
OC Oerlikon Corp. AG (Switzerland)*	231,400	2,224,196
Rheinmetall AG (Germany)	47,700	2,225,076

		4,449,272

Diversified Manufacturing — 0.8%
3M Co.	185,200	17,116,184
Cookson Group PLC (United Kingdom)	188,600	1,818,176
Danaher Corp.	343,410	18,939,062
Ingersoll-Rand PLC (Ireland)	141,100	6,324,102
Mitsubishi Corp. (Japan)	111,000	2,010,528
Singamas Container Holdings Ltd. (Hong Kong)	6,354,000	1,547,224
Trelleborg AB (Sweden) (Class B Stock)	184,100	2,069,752

		49,825,028

Diversified Operations
Mitsui & Co. Ltd. (Japan)	119,000	1,669,531

Diversified Telecommunication Services — 0.4%
AT&T, Inc.	665,500	25,089,350

Electric — 0.7%
AES Corp. (The)*	430,300	4,720,391
Entergy Corp.	164,600	11,406,780
Exelon Corp.	348,000	12,381,840
NRG Energy, Inc.	587,500	12,566,625
RWE AG (Germany)	60,000	2,684,340

		43,759,976

Electronic Components — 0.4%
Eizo Nanao Corp. (Japan)	13,400	238,481
Emerson Electric Co.	116,500	5,623,455
Enel SpA (Italy)	876,300	3,098,997
Johnson Electric Holdings Ltd. (Bermuda)(g)	3,571,000	2,326,591
Nikon Corp. (Japan)	326,200	8,969,609
TE Connectivity Ltd. (Switzerland)	179,000	6,087,790

		26,344,923

Electronic Equipment & Instruments — 0.2%
Kingboard Chemical Holdings Ltd. (Cayman Islands)	805,500	1,922,280
Nippon Electric Glass Co. Ltd. (Japan)	92,000	506,956
Thermo Fisher Scientific, Inc.	179,000	10,530,570

		12,959,806

Energy Equipment & Services — 0.1%
John Wood Group PLC (United Kingdom)	501,327	6,504,695

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Engineering/Construction — 0.1%
Bouygues SA (France)	58,100	$1,418,566
COMSYS Holdings Corp. (Japan)	93,900	1,308,797
Kyowa Exeo Corp. (Japan)	153,500	1,813,445
NCC AB (Sweden) (Class B Stock)	67,900	1,293,127

		5,833,935

Entertainment & Leisure — 0.1%
Heiwa Corp. (Japan)	79,000	1,325,283
Madison Square Garden Co. (The) (Class A Stock)*	70,500	2,839,035
Namco Bandai Holdings, Inc. (Japan)	105,100	1,780,508
Thomas Cook Group PLC (United Kingdom)*(a)	432,300	122,164

		6,066,990

Equipment Services
Downer EDI Ltd. (Australia)*	590,800	2,187,164

Financial – Bank & Trust — 1.6%
Banco Popolare Scarl (Italy)*	19,500	29,193
DBS Group Holdings Ltd. (Singapore)	191,000	2,230,928
Fifth Third Bancorp	533,500	8,274,585
HSBC Holdings PLC (United Kingdom)	421,100	3,898,407
KeyCorp	881,000	7,699,940
Mitsubishi UFJ Financial Group, Inc. (Japan)	902,900	4,225,170
Mizuho Financial Group, Inc. (Japan)	1,671,900	2,713,556
Morgan Stanley	849,000	14,212,260
National Australia Bank Ltd. (Australia)	177,900	4,677,320
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	518,000	1,537,864
Wells Fargo & Co.	1,218,246	42,066,034
Westpac Banking Corp. (Australia)	164,400	4,215,361

		95,780,618

Financial Services — 1.1%
Alpha Bank A.E. (Greece)*	8,400	17,919
American Express Co.	196,400	11,167,304
Ameriprise Financial, Inc.	104,600	5,929,774
Goldman Sachs Group, Inc. (The)	37,050	4,211,844
JPMorgan Chase & Co.	669,400	27,097,312
Keiyo Bank Ltd. (The) (Japan)	165,000	755,394
Permanent TSB Group Holdings PLC (Ireland)*	48,500	1,683
Sumitomo Mitsui Financial Group, Inc. (Japan)	133,800	4,168,965
UBS AG (Switzerland)*	156,700	1,907,725
Western Union Co. (The)	465,000	8,472,300

		63,730,220

Foods — 1.1%
Dairy Crest Group PLC (United Kingdom)	112,800	630,785
Delhaize Group SA (Belgium)	85,100	3,285,653
East Asiatic Co. Ltd. A/S (Denmark)	10,000	213,738
Goodman Fielder Ltd. (Australia)*	1,207,300	625,345
J. Sainsbury PLC (United Kingdom)	856,300	4,805,081
Kellogg Co.	154,600	7,986,636
Koninklijke Ahold NV (Netherlands)	382,400	4,789,705
Lindt & Spruengli AG (Switzerland)*	104	3,754,173
Marston’s PLC (United Kingdom)	936,300	1,726,637
Megmilk Snow Brand Co. Ltd. (Japan)	90,500	1,602,748
Metcash Ltd. (Australia)	301,600	1,104,170

	Shares	Value
COMMON STOCKS (Continued)
Foods (cont’d.)
Metro AG (Germany)	74,100	$2,216,296
Morinaga Milk Industry Co. Ltd. (Japan)(g)	546,000	1,856,924
Nichirei Corp. (Japan)	417,000	2,283,325
Nutreco NV (Netherlands)	29,600	2,192,480
Parmalat SpA (Italy)	784,740	1,675,002
Premier Foods PLC (United Kingdom)*	286,941	296,546
Tesco PLC (United Kingdom)	1,101,800	5,906,916
Toyo Suisan Kaisha Ltd. (Japan)	58,000	1,451,339
Unilever NV (Netherlands), CVA	326,052	11,534,878
WM Morrison Supermarkets PLC (United Kingdom)	1,094,200	5,039,253

		64,977,630

Healthcare Products & Services — 0.4%
Aspen Pharmacare Holdings Ltd. (South Africa)*	225,595	3,876,016
Coloplast A/S (Denmark) (Class B Stock)	26,163	5,447,712
Fresenius SE & Co. KGaA (Germany)	101,703	11,806,843
Intuitive Surgical, Inc.*	9,076	4,498,338

		25,628,909

Holding Companies – Diversified
First Pacific Co. Ltd. (Bermuda)	1,650,000	1,784,318

Home Furnishings
Pace PLC (United Kingdom)	663,100	1,705,748

Hotels, Restaurants & Leisure — 1.4%
Chipotle Mexican Grill, Inc.*(a)	22,637	7,188,153
Compass Group PLC (United Kingdom)	915,129	10,100,452
InterContinental Hotels Group PLC (United Kingdom)	291,810	7,633,701
McDonald’s Corp.	285,369	26,182,606
Plenus Co. Ltd. (Japan)	29,700	515,027
Starwood Hotels & Resorts Worldwide, Inc.	203,966	11,821,869
Wynn Resorts Ltd.	186,702	21,552,879

		84,994,687

Household Durables — 0.1%
Berkeley Group Holdings PLC (United Kingdom)*	254,547	5,779,274

Industrial Conglomerates — 0.4%
General Electric Co.	935,000	21,233,850

Insurance — 1.7%
Aegon NV (Netherlands)	398,200	2,069,854
AIA Group Ltd. (Hong Kong)	3,644,200	13,503,334
Allianz SE (Germany)	27,300	3,248,229
Allstate Corp. (The)	297,500	11,783,975
Aviva PLC (United Kingdom)	338,800	1,743,594
AXA SA (France)	156,800	2,335,336
Baloise Holding AG (Switzerland)	21,700	1,706,236
Beazley PLC (United Kingdom)	610,400	1,655,937
Discovery Holdings Ltd. (South Africa)	946,793	6,313,470
Hannover Rueckversicherung AG (Germany)	21,500	1,373,831
Helvetia Holding AG (Switzerland)	3,200	1,116,002
ING Groep NV (Netherlands), CVA*	325,100	2,568,866
Legal & General Group PLC (United Kingdom)	1,465,400	3,121,195
Marsh & McLennan Cos., Inc.	484,000	16,422,120
MetLife, Inc.	192,500	6,633,550

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG (Germany)	11,400	$1,779,922
Old Mutual PLC (United Kingdom)	1,085,300	2,977,578
RSA Insurance Group PLC (United Kingdom)(a)	831,300	1,483,338
SCOR SE (France)	68,500	1,766,240
Swiss Life Holding AG (Switzerland)*	24,100	2,867,400
Swiss Re Ltd. (Switzerland)*	75,000	4,820,574
XL Group PLC (Ireland)	362,500	8,710,875
Zurich Insurance Group AG (Switzerland)*	17,500	4,357,788

		104,359,244

Internet — 1.5%
Amazon.com, Inc.*	30,742	7,818,305
Baidu, Inc. (Cayman Islands), ADR*	215,688	25,196,672
eBay, Inc.*	204,402	9,895,101
Equinix, Inc.*(a)	63,744	13,134,451
LinkedIn Corp. (Class A Stock)*(a)	85,074	10,242,910
priceline.com, Inc.*	39,918	24,698,464

		90,985,903

Internet Software & Services — 0.2%
MercadoLibre, Inc.	58,577	4,835,531
NetEase, Inc. (Cayman Islands), ADR*(a)	158,145	8,878,260

		13,713,791

Iron/Steel — 0.1%
ArcelorMittal (Luxembourg)	60,600	869,074
Nucor Corp.	105,000	4,017,300

		4,886,374

Lumber & Wood Products — 0.2%
Weyerhaeuser Co.	503,500	13,161,490

Machinery — 0.4%
Atlas Copco AB (Sweden) (Class A Stock)	422,132	9,851,546
FANUC Corp. (Japan)	45,500	7,323,606
Weir Group PLC (The) (United Kingdom)	253,167	7,227,853

		24,403,005

Machinery & Equipment
Georg Fischer AG (Switzerland)*	6,900	2,439,394

Media — 1.4%
Cablevision Systems Corp. (Class A Stock)(a)	273,500	4,334,975
CBS Corp. (Class B Stock)	286,743	10,417,373
Comcast Corp. (Class A Stock)	272,000	9,729,440
Liberty Global, Inc. (Class A Stock)*	168,215	10,219,061
Liberty Media Corp. - Liberty Capital (Class A Stock)*	24,900	2,593,833
Pearson PLC (United Kingdom)	453,869	8,868,208
Societe Television Francaise 1 (France)	160,900	1,339,627
Time Warner Cable, Inc.	203,800	19,373,228
Time Warner, Inc.(a)	416,900	18,898,077
Trinity Mirror PLC (United Kingdom)*	126,600	103,750

		85,877,572

Medical Supplies & Equipment — 0.5%
Covidien PLC (Ireland)	214,400	12,739,648
Johnson & Johnson(a)	253,000	17,434,230

		30,173,878

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 1.0%
Arrium Ltd. (Australia)	2,276,200	$1,276,111
Ausdrill Ltd. (Australia)	267,300	799,109
Boart Longyear Ltd. (Australia)	642,500	1,096,337
Boliden AB (Sweden)	161,300	2,688,824
CONSOL Energy, Inc.	213,000	6,400,650
Glencore International PLC (United Kingdom)(a)	1,865,386	10,334,974
Mount Gibson Iron Ltd. (Australia)	1,000,000	772,125
OZ Minerals Ltd. (Australia)	228,800	1,588,383
Precision Castparts Corp.	105,227	17,187,778
Rio Tinto Ltd. (Australia)	42,200	2,317,931
Shougang Fushan Resources Group Ltd. (Hong Kong)	3,720,000	1,001,374
St Barbara Ltd. (Australia)*(a)	581,700	1,294,882
United States Steel Corp.(a)	85,500	1,630,485
Voestalpine AG (Austria)	74,100	2,217,725
Vulcan Materials Co.	196,000	9,270,800

		59,877,488

Multimedia — 0.1%
Vivendi SA (France)	282,999	5,518,665

Oil & Gas — 2.3%
Baker Hughes, Inc.	201,400	9,109,322
Eni SpA (Italy)	230,000	5,030,456
EQT Corp.	114,100	6,731,900
Exxon Mobil Corp.	292,600	26,758,270
Fred Olsen Energy ASA (Norway)	54,244	2,423,932
Halliburton Co.	785,120	26,450,693
JX Holdings, Inc. (Japan)	222,900	1,217,609
Murphy Oil Corp.	152,000	8,160,880
National Oilwell Varco, Inc.	389,370	31,192,431
OMV AG (Austria)	117,100	4,098,304
Technip SA (France)	75,559	8,399,868
Total SA (France)	121,600	6,031,715

		135,605,380

Oil, Gas and Consumable Fuels — 2.0%
Apache Corp.	35,000	3,026,450
BG Group PLC (United Kingdom)	424,414	8,566,821
BP PLC (United Kingdom)	1,198,000	8,444,249
Chevron Corp.	250,550	29,204,108
Hess Corp.	174,800	9,390,256
Newfield Exploration Co.*	242,000	7,579,440
Repsol YPF SA (Spain)	162,200	3,145,285
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	693,095	24,600,301
Royal Dutch Shell PLC (United Kingdom), ADR	170,100	11,806,641
Schlumberger Ltd. (Netherlands)	41,200	2,979,996
Statoil ASA (Norway)	555,417	14,338,908

		123,082,455

Paper & Forest Products — 0.3%
International Paper Co.	391,500	14,219,280
Lee & Man Paper Manufacturing Ltd. (Cayman Islands)	3,477,000	1,516,276
Mondi PLC (United Kingdom)	285,400	2,903,451

		18,639,007

Pharmaceuticals — 3.4%
Abbott Laboratories	192,414	13,191,904

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
AstraZeneca PLC (United Kingdom)	178,700	$8,527,113
Bristol-Myers Squibb Co.	314,060	10,599,525
Express Scripts Holding Co.*	560,557	35,130,107
GlaxoSmithKline PLC (United Kingdom)	81,200	1,871,768
H. Lundbeck A/S (Denmark)	40,200	746,972
KYORIN Holdings, Inc. (Japan)	52,000	1,281,277
Mead Johnson Nutrition Co.	272,694	19,983,016
Merck & Co., Inc.	537,800	24,254,780
Merck KGaA (Germany)	10,600	1,307,667
Novartis AG (Switzerland)	91,500	5,598,963
Novo Nordisk A/S (Denmark) (Class B Stock)	77,822	12,294,038
Otsuka Holdings Co. Ltd. (Japan)	98,900	3,065,005
Perrigo Co.	43,293	5,029,348
Pfizer, Inc.	1,075,000	26,713,750
Roche Holding AG (Switzerland)	17,900	3,343,998
Sanofi (France)	232,550	19,827,922
Shionogi & Co. Ltd. (Japan)	273,000	4,160,229
Teva Pharmaceutical Industries Ltd. (Israel)	93,600	3,798,469
Toho Holdings Co. Ltd. (Japan)	90,300	1,843,913

		202,569,764

Pipelines — 0.4%
Kinder Morgan, Inc.	258,554	9,183,838
Spectra Energy Corp.	419,000	12,301,840

		21,485,678

Real Estate — 0.3%
BR Malls Participacoes SA (Brazil)	414,700	5,709,349
Cheung Kong Holdings Ltd. (Hong Kong)	155,000	2,264,352
Lend Lease Group (Australia)	241,200	1,953,783
St. Joe Co. (The)*(a)	264,000	5,148,000

		15,075,484

Real Estate Investment Trusts — 0.2%
American Tower Corp.	162,561	11,605,230

Real Estate Operation & Development — 0.3%
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	309,000	10,663,590
Daito Trust Construction Co. Ltd. (Japan)	44,800	4,497,210

		15,160,800

Retail — 2.7%
Cocokara Fine, Inc. (Japan)	34,900	1,217,463
Darty PLC (United Kingdom)	587,300	535,832
Debenhams PLC (United Kingdom)	1,925,200	3,183,433
Dick’s Sporting Goods, Inc.	191,091	9,908,068
Harvey Norman Holdings Ltd. (Australia)	27,200	54,427
Home Retail Group PLC (United Kingdom)(a)	428,400	616,378
Inditex SA (Spain)	83,079	10,316,281
K’s Holdings Corp. (Japan)	31,200	776,255
Limited Brands, Inc.(a)	232,029	11,429,749
Lowe’s Cos., Inc.	438,500	13,260,240
Lululemon Athletica, Inc.*(a)	166,113	12,282,395
Marks & Spencer Group PLC (United Kingdom)	670,400	3,862,592
Matsumotokiyoshi Holdings Co. Ltd. (Japan)	61,500	1,517,227
O’Reilly Automotive, Inc.*	190,616	15,939,310
Starbucks Corp.	506,198	25,689,549
TJX Cos., Inc. (The)	828,466	37,106,992

	Shares	Value
COMMON STOCKS (Continued)
Retail (cont’d.)
Tsuruha Holdings, Inc. (Japan)	22,300	$1,668,325
WH Smith PLC (United Kingdom)	255,400	2,666,302
Yum! Brands, Inc.	151,102	10,024,107

		162,054,925

Retail & Merchandising — 1.4%
Aoyama Trading Co. Ltd. (Japan)	74,500	1,424,308
Dollar General Corp.*	575,165	29,644,004
GNC Holdings, Inc. (Class A Stock)	135,735	5,289,593
Kohl’s Corp.	283,100	14,500,382
Myer Holdings Ltd. (Australia)	1,160,300	2,088,462
NIKE, Inc. (Class B Stock)	201,932	19,165,366
Shimachu Co. Ltd. (Japan)	78,200	1,629,848
Wal-Mart Stores, Inc.	161,115	11,890,287

		85,632,250

Semiconductors & Semiconductor Equipment — 0.5%
ARM Holdings PLC (United Kingdom)	839,489	7,794,761
ASM Pacific Technology Ltd. (Cayman Islands)	676,200	7,995,784
Samsung Electronics Co. Ltd. (South Korea)	9,676	11,660,531
Texas Instruments, Inc.(a)	137,300	3,782,615

		31,233,691

Software — 0.7%
Check Point Software Technologies Ltd. (Israel)*(a)	159,414	7,677,378
Dassault Systemes SA (France)	88,242	9,271,205
SAP AG (Germany)	197,469	13,984,575
VMware, Inc. (Class A Stock)*	107,226	10,373,043

		41,306,201

Specialty Retail — 0.5%
Home Depot, Inc. (The)	509,811	30,777,290
Valora Holding AG (Switzerland)	5,513	978,917

		31,756,207

Telecommunications — 0.9%
BT Group PLC (United Kingdom)	1,251,900	4,663,771
Cable & Wireless Communications PLC (United Kingdom)	3,264,600	1,902,026
China Mobile Ltd. (Hong Kong)	860,000	9,533,885
Cisco Systems, Inc.	642,500	12,265,325
KDDI Corp. (Japan)	90,000	6,980,621
Koninklijke KPN NV (Netherlands)	127,800	976,508
Nippon Telegraph & Telephone Corp. (Japan)	126,000	5,995,090
NTT DoCoMo, Inc. (Japan)	2,900	4,685,460
Telecom Italia SpA (Italy)	2,869,000	2,875,710
Vodafone Group PLC (United Kingdom)	1,729,200	4,907,502

		54,785,898

Tobacco — 0.1%
British American Tobacco PLC (United Kingdom)	150,281	7,715,834

Trading Companies & Distributors — 0.1%
Brenntag AG (Germany)	46,758	5,984,601

Transportation — 0.9%
Canadian Pacific Railway Ltd. (Canada)	137,800	11,422,242
Deutsche Post AG (Germany)	122,100	2,384,950
FirstGroup PLC (United Kingdom)	308,200	1,194,439

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation (cont’d.)
Go-Ahead Group PLC (United Kingdom)	80,000	$1,694,899
Hutchison Port Holdings Trust (Singapore)	9,986,000	7,239,850
Sankyu, Inc. (Japan)	239,000	902,256
Seino Holdings Co. Ltd. (Japan)	150,000	949,634
Union Pacific Corp.	257,558	30,572,135

		56,360,405

Utilities — 0.2%
E.ON AG (Germany)	78,500	1,862,683
Illinois Tool Works, Inc.	128,000	7,612,160

		9,474,843

Wireless Telecommunication Services — 0.4%
Freenet AG (Germany)	192,400	3,139,993
Softbank Corp. (Japan)	352,100	14,235,942
Sprint Nextel Corp.*(a)	1,513,500	8,354,520

		25,730,455

TOTAL COMMON STOCKS (cost $2,686,856,446)		2,877,655,069

EXCHANGE TRADED FUNDS — 9.0%
Energy Select Sector SPDR Fund(a)	177,874	13,070,182
iShares Barclays Aggregate Bond Fund	1,081,374	121,600,506
iShares Barclays Intermediate Credit Bond Fund	78,374	8,733,215
iShares Barclays TIPS Bond Fund	142,823	17,390,128
iShares Dow Jones Select Dividend Index Fund(a)	55,312	3,190,396
iShares iBoxx Investment Grade Corporate Bond Fund	148,452	18,077,000
iShares JPMorgan USD Emerging Markets Bond Fund(a)	149,150	18,085,929
iShares MSCI EAFE Index Fund	1,806,141	95,725,473
iShares MSCI Emerging Markets Index Fund	133,240	5,505,477
iShares Russell 1000 Growth Index Fund	397,447	26,509,715
iShares Russell 1000 Value Index Fund(a)	464,300	33,513,174
iShares Russell 2000 Index Fund	212,693	17,751,358
iShares S&P 500 Growth Index Fund	197,845	15,402,233
iShares S&P Global 100 Index Fund(a)	84,248	5,257,075
SPDR S&P 500 ETF Trust	848,696	122,152,815
Vanguard REIT ETF	283,968	18,449,401

TOTAL EXCHANGE TRADED FUNDS (cost $515,637,264)		540,414,077

PREFERRED STOCKS — 0.2%
Diversified Financial Services
SLM Corp., 5.164%	1,800	43,920

Financial – Bank & Trust — 0.1%
Wells Fargo & Co., Series J, 8.000%	247,320	7,350,350

Oil & Gas — 0.1%
ProSafe SE (Cyprus), 6.590%	244,600	2,018,658

TOTAL PREFERRED STOCKS (cost $8,443,465)		9,412,928

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES — 0.7%
Aegis Asset-Backed Securities Trust,
Series 2005-4, Class 1A4
0.587%(c)	10/25/35	Baa1		$1,493	$1,348,998
Aquilae CLO PLC (Ireland),
Series 2006-1X, Class A
1.007%(c)	01/17/23	Aa1	EUR	379	468,984
ARES CLO Ltd. (Cayman Islands),
Series 2006-6RA, Class A1B, 144A
0.632%(c)	03/12/18	Aaa		401	392,109
Asset-Backed Funding Certificates,
Series 2004-OPT5, Class A1
0.917%(c)	06/25/34	Aaa		110	87,188
Asset-Backed Securities Corp. Home Equity,
Series 2004-HE6, Class A1
0.492%(c)	09/25/34	Aaa		17	16,147
Avoca CLO I BV (Ireland),
Series III-X, Class A
0.743%(c)	09/15/21	AA+(d)	EUR	1,767	2,184,378
Bear Stearns Asset-Backed Securities Trust,
Series 2006-AQ1, Class 2A1
0.297%(c)	10/25/36	B3		10	9,380
Series 2006-SD3, Class 1A1A
5.500%	08/25/36	CC(d)		181	150,713
Series 2007-AQ1, Class A1
0.327%(c)	11/25/36	Caa2		528	319,431
Bear Stearns Second Lien Trust,
Series 2007-SV1A, Class A1, 144A
0.437%(c)	12/25/36	B3		59	59,031
Chester Asset Receivables Dealings PLC (United Kingdom),
Series 2004-1, Class A
0.894%(c)	04/15/16	AAA(d)	GBP	3,000	4,810,808
Citibank Omni Master Trust,
Series 2009-A14A, Class A14, 144A
2.971%(c)	08/15/18	Aaa		900	942,160
Countrywide Asset-Backed Certificates,
Series 2005-14, Class 3A3
0.567%(c)	04/25/36	Caa1		5,800	5,067,048
Series 2006-4, Class 2A2
0.397%(c)	07/25/36	B2		683	605,844
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A1
0.277%(c)	11/25/36	Caa1		32	13,437
Series 2007-CB6, Class A1, 144A
0.337%(c)	07/25/37	Caa1		81	52,691
CSAB Mortgage Backed Trust,
Series 2006-4, Class A6A
5.684%	12/25/36	Ca		72	49,592
Cumberland CLO Ltd. (Cayman Islands),
Series 2005-2A, Class A, 144A
0.687%(c)	11/10/19	Aaa		317	313,388
Eurocredit BV CDO (Netherlands),
Series IV-X, Class A1
0.930%(c)	02/22/20	A(d)	EUR	417	520,026
First CLO Ltd.,
Series 2004-2X1, Class A2
0.704%(c)	12/14/16	Aa2		28	27,640
First NLC Trust,
Series 2007-1, Class A1, 144A
0.287%(c)	08/25/37	Caa2		238	99,206

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Franklin CLO Ltd. (Cayman Islands),
Series 5A, Class A2, 144A
0.649%(c)	06/15/18	Aaa		$3,612	$3,503,905
Grosvenor Place CLO BV (Netherlands),
Series I-X, Class A1
0.714%(c)	07/20/21	AA(d)	EUR	494	609,939
Series I-X, Class A2
1.043%(c)	07/20/21	AA(d)	GBP	791	1,237,111
Gulf Stream Compass CLO Ltd. (Cayman Islands),
Series 2004-1A, Class A, 144A
0.815%(c)	07/15/16	Aaa		23	22,944
Harvest CLO SA (Luxembourg),
Series I-X, Class A1
0.936%(c)	03/29/17	Aa1	EUR	289	365,893
Hillmark Funding (Cayman Islands),
Series 2006-1A, Class A1, 144A
0.685%(c)	05/21/21	Aaa		1,700	1,644,782
HSI Asset Securitization Corp. Trust,
Series 2007-OPT1, Class 2A1
0.267%(c)	12/25/36	Ba3		12	12,078
Illinois Student Assistance Commission,
Series 2010-1, Class A1
0.931%(c)	04/25/17	AA+(d)		39	39,440
Indymac Residential Asset Backed Trust,
Series 2007-B, Class 2A2
0.377%(c)	07/25/37	Caa3		1,650	889,225
JPMorgan Mortgage Acquisition Corp.,
Series 2006-WMC3, Class A3
0.327%(c)	08/25/36	Ca		144	63,127
Series 2007-HE1, Class AV1
0.277%(c)	03/25/47	Caa1		183	170,416
Katonah Ltd. (Cayman Islands),
Series 6A, Class A1A, 144A
0.699%(c)	09/20/16	Aaa		167	165,734
Landmark CDO Ltd. (Cayman Islands),
Series 2005-1A, Class A1L, 144A
0.718%(c)	06/01/17	Aaa		366	361,740
LCM LP (Cayman Islands),
Series 5A, Class A1, 144A
0.606%(c)	03/21/19	Aaa		800	773,817
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.777%(c)	10/25/34	Aaa		12	10,272
MAGI Funding PLC (Ireland),
Series I-A, Class A, 144A
1.314%(c)	04/11/21	Aaa	EUR	1,115	1,384,339
Magnolia Funding Ltd. (United Kingdom),
Series 2010-1A, Class A1, 144A
3.000%	04/20/17	NR	EUR	948	1,223,059
Merrill Lynch Mortgage Investors, Inc.,
Series 2006-RM4, Class A2A
0.297%(c)	09/25/37	C		4	1,025
Series 2006-RM5, Class A2A
0.277%(c)	10/25/37	C		52	11,556
Series 2007-HE2, Class A2A
0.337%(c)	02/25/37	Ca		15	5,494
Morgan Stanley ABS Capital I,
Series 2006-WMC2, Class A2FP
0.267%(c)	07/25/36	Ca		91	29,299
Series 2007-HE6, Class A1

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
0.277%(c)	05/25/37	Caa3		$53	$39,816
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-2, Class A1
0.267%(c)	11/25/36	Caa2		1	545
Nelnet Student Loan Trust,
Series 2008-4, Class A2
1.151%(c)	07/25/18	Aaa		103	103,267
North Carolina State Education Assistance Authority,
Series 2011-2, Class A1
0.901%(c)	10/26/20	AA+(d)		615	610,154
Park Place Securities, Inc.,
Series 2005-WCW2, Class M1
0.717%(c)	07/25/35	B3		3,000	2,538,453
Penarth Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A1, 144A
0.870%(c)	05/18/15	Aaa		3,000	3,005,904
Penta CLO SA (Luxembourg),
Series 2007-1X, Class A1
1.166%(c)	06/04/24	AA+(d)	EUR	968	1,146,958
Plymouth Rock CLO Ltd., Inc. (Cayman Islands),
Series 2010-1A, Class A, 144A
1.937%(c)	02/16/19	AAA(d)		755	753,981
RASC Trust,
Series 2005-EMX4, Class M1
0.647%(c)	11/25/35	Caa1		1,100	1,039,616
Residential Asset Securities Corp.,
Series 2002-KS4, Class AIIB
0.717%(c)	07/25/32	Ca		22	13,981
Securitized Asset-Backed Receivables LLC,
Series 2007-NC1, Class A2A
0.267%(c)	12/25/36	Caa2		3	1,265
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
0.347%(c)	05/25/37	B3		369	195,655
Series 2007-HE1, Class A2A
0.277%(c)	12/25/36	Ca		81	20,604
SLM Student Loan Trust,
Series 2004-5X, Class A5
0.692%(c)	10/25/23	Aaa	EUR	400	475,598
Series 2007-3, Class A3
0.491%(c)	04/25/19	Aaa		600	580,258
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39(g)	Aaa		407	409,811
Series 2010-C, Class A1, 144A
1.871%(c)	12/15/17	Aaa		111	110,902
Soundview Home Equity Loan Trust,
Series 2006-NLC1, Class A1, 144A
0.277%(c)	11/25/36	Caa3		65	20,958
Symphony CLO Ltd. (Cayman Islands),
Series 2007-3A, Class A1A, 144A
0.675%(c)	05/15/19	Aaa		500	484,735
Washington Mutual Asset-Backed Certificates,
Series 2006-HE5, Class 2A1
0.277%(c)	10/25/36	Caa2		111	70,258
Wood Street CLO BV (Netherlands),
Series I, Class A
1.222%(c)	11/22/21	AA+(d)	EUR	1,562	1,939,836
Series II-A, Class A1, 144A
0.696%(c)	03/29/21	Aa1	EUR	179	223,372

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
TOTAL ASSET-BACKED SECURITIES (cost $44,440,017)					$43,849,321

BANK LOANS(c) — 0.1%
Diversified Financial Services — 0.1%
Springleaf Financial Corp.,
Initial Term Loan
5.500%	05/10/17	B3		$5,400	5,282,550

Electric
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
3.728%	10/10/14	Caa1		2,330	1,710,086
3.938%	10/10/14	Caa1		374	274,780

					1,984,866

TOTAL BANK LOANS (cost $7,793,284)					7,267,416

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.3%
Banc of America Large Loan, Inc.,
Series 2007-BMB1, Class A1, 144A
0.731%(c)	08/15/29	Aaa		22	22,124
Series 2009-UB1, Class A4A, 144A
5.596%(c)	06/24/50	NR		250	283,488
Series 2010-HLTN, Class HLTN, 144A
1.971%(c)	11/15/15	NR		5,369	5,362,730
Series 2010-UB5, Class A4A, 144A
5.665%(c)	02/17/51	NR		1,900	2,135,456
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa		100	115,755
Series 2007-CD5, Class A4
5.886%(c)	11/15/44	Aaa		100	118,327
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class XP, IO
0.660%(c)	12/10/46	Aaa		41,616	243,996
Series 2010-C1, Class A1, 144A
3.156%	07/10/46	Aaa		192	203,674
Credit Suisse Mortgage Capital Certificates,
Series 2009-RR1, Class A3A, 144A
5.383%	02/15/40	Aaa		100	111,083
Series 2010-RR4, Class 2A, 144A
5.467%(c)	09/18/39	Aaa		1,000	1,139,084
Series 2010-UD1, Class A, 144A
5.928%(c)	12/18/49	Aaa		800	902,160
DBUBS Mortgage Trust,
Series 2011-LC2A, Class A2, 144A
3.386%	07/10/44	Aaa		2,700	2,923,522
German Residential Asset Note Distributor PLC (Ireland),
Series 1, Class A
0.704%(c)	07/20/16	Aa3	EUR	1,361	1,708,988
GS Mortgage Securities Corp. II,
Series 2003-C1, Class A3
4.608%	01/10/40	AAA(d)		670	671,242
Series 2007-EOP, Class A1, 144A
1.103%(c)	03/06/20	Aaa		278	277,907
Series 2007-EOP, Class A2, 144A
1.260%(c)	03/06/20	Aaa		250	249,852

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2004-CBX, Class A5
4.654%	01/12/37	Aaa		$85	$86,986
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3		110	125,590
Series 2010-C2, Class A3, 144A
4.070%	11/15/43	AAA(d)		1,300	1,458,608
Merrill Lynch Floating Trust,
Series 2008-LAQA, Class A1, 144A
0.766%(c)	07/09/21	Aaa		490	482,879
Morgan Stanley Capital I, Inc.,
Series 2007-IQ15, Class A4
6.076%(c)	06/11/49	BBB+(d)		40	46,993
RBSCF Trust,
Series 2010-RR4, Class CMLA, 144A
6.204%(c)	12/16/49	Aaa		200	237,416
Unite USAF PLC (United Kingdom),
Series 2006-1, Class A
0.797%(c)	03/31/17	Aaa	GBP	700	1,100,657
Vornado DP LLC,
Series 2010-VNO, Class A2FX, 144A
4.004%	09/13/28	AAA(d)		700	793,666
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C14, Class A4
5.088%(c)	08/15/41	Aaa		100	106,956
Series 2006-WL7A, Class A1, 144A
0.311%(c)	09/15/21	Aaa		274	265,296

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,029,405)					21,174,435

CORPORATE BONDS — 7.2%
Aerospace & Defense
Goodrich Corp.,
Sr. Unsec’d. Notes
6.290%	07/01/16	Baa2		100	117,619

Agriculture
Altria Group, Inc.,
Gtd. Notes
9.250%	08/06/19	Baa1		338	479,930
9.700%	11/10/18	Baa1		338	484,118

					964,048

Airlines — 0.1%
Delta Air Lines 2010-1 Class A, Pass-Through Trust,
Pass-Through Certificates
6.200%	01/02/20	Baa2		852	930,866
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	05/07/21	A-(d)		3,800	3,937,750
UAL 2009-1 Pass-Through Trust,
Pass-Through Certificates
10.400%	05/01/18	Baa2		437	503,442

					5,372,058

Apparel
Jones Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	11/15/14	Ba3		1,200	1,234,500

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Auto Components — 0.1%
BMW US Capital LLC,
Gtd. Notes, MTN
0.829%(c)	12/21/12	A(d)		$5,600	$5,605,600

Automobile Manufacturers — 0.2%
Daimler Finance North America LLC,
Gtd. Notes, 144A
0.972%(c)	03/28/14	A3		5,800	5,810,956
Volkswagen International Finance NV (Netherlands),
Gtd. Notes, 144A
0.970%(c)	04/01/14	A3		200	200,772
0.973%(c)	09/22/13	A-(d)		1,100	1,102,397
1.126%(c)	03/21/14(g)	A-(d)		2,700	2,714,442

					9,828,567

Automotive Parts — 0.1%
Autozone, Inc.,
Sr. Unsec’d. Notes
5.875%	10/15/12	Baa2		1,100	1,101,988
6.950%	06/15/16	Baa2		2,400	2,845,918

					3,947,906

Banks — 2.8%
Abbey National Treasury Services PLC (United Kingdom),
Bank Gtd. Notes
4.000%	04/27/16	A1		1,900	1,976,063
Bank Gtd. Notes, 144A
3.875%	11/10/14	Aa3		2,300	2,347,380
Covered Bonds, MTN
3.625%	10/14/17	AAA(d)	EUR	3,500	4,902,249
ABN Amro Bank NV (Netherlands),
Covered Bonds, MTN
3.250%	01/18/13	Aaa	EUR	400	518,498
African Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
5.250%	03/23/22	AAA(d)	AUD	4,300	4,927,691
Ally Financial, Inc.,
Gtd. Notes
3.638%(c)	02/11/14	B1		2,100	2,112,978
3.779%(c)	06/20/14	B1		900	920,268
8.000%	03/15/20	B1		600	702,000
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.537%(c)	05/16/14(g)	Baa1		1,800	1,812,659
Bank Nederlandse Gemeenten (Netherlands),
Sr. Unsec’d. Notes, 144A
1.375%	03/23/15	AAA(d)		3,100	3,146,985
Bank of America Corp.,
Sr. Unsec’d. Notes
0.715%(c)	10/14/16	Baa1		500	476,010
4.500%	04/01/15	Baa1		2,300	2,463,751
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18	Baa1		4,200	4,788,739
7.375%	05/15/14	Baa1		200	218,930
Sub. Notes, MTN
0.886%(c)	05/23/17	A3	EUR	600	680,434
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
1.496%(c)	01/13/14	Aa3		4,200	4,217,157
Sub. Notes

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
10.179%	06/12/21	BBB+(d)		$240	$311,791
Sub. Notes, 144A
6.050%	12/04/17(g)	BBB+(d)		200	215,214
10.179%	06/12/21(g)	Baa1		2,320	3,013,982
Sub. Notes, MTN
4.750%	02/23/15	Baa3		1,000	996,804
6.000%	01/14/21	BBB+(d)	EUR	1,700	2,209,128
BBVA Bancomer SA (Mexico),
Sr. Unsec’d. Notes
4.500%	03/10/16	A2		6,000	6,330,000
Sr. Unsec’d. Notes, 144A
4.500%	03/10/16	A1		800	844,000
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13(g)	Aa3		900	901,181
Commonwealth Bank of Australia (Australia),
Covered Bonds
2.250%	03/16/17(g)	Aaa		3,900	4,056,390
Gov’t. Liquid Gtd. Notes, 144A
0.669%(c)	09/17/14	Aaa		100	100,377
0.869%(c)	06/25/14(g)	Aaa		500	503,784
0.878%(c)	07/12/13	Aaa		2,100	2,106,739
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Gtd. Notes
4.500%	01/11/21	Aaa		1,500	1,678,024
Jr. Sub. Notes, 144A
11.000%(c)	12/29/49(g)	A2		150	197,062
Depfa ACS Bank (Ireland),
Covered Bonds
3.875%	07/15/13	BBB(d)	EUR	2,400	3,138,523
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes
2.750%	01/10/14	AA(d)		500	504,356
Gov’t. Liquid Gtd. Notes, 144A
0.814%(c)	03/05/13	Aa1		400	396,921
0.927%(c)	04/29/14	Aa1		4,500	4,428,457
2.750%	01/10/14	Aa1		8,700	8,775,786
2.750%	04/29/14	Aa1		6,600	6,661,710
Dexia Municipal Agency SA (France),
Covered Bonds
2.750%	01/25/16	Aa1	EUR	2,400	3,162,555
Covered Bonds, MTN
3.125%	09/15/15	AA+(d)	EUR	1,200	1,597,142
Sec’d. Notes, MTN
5.250%	02/16/17	AAA(d)		700	750,288
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17	A+(d)		3,000	3,133,200
DNB Boligkreditt A/S (Norway),
Covered Bonds, MTN
2.500%	10/18/17	AAA(d)	EUR	2,400	3,283,970
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
3.000%	11/17/14	Ba1		6,400	6,288,000
Eurofima (Supranational Bank),
Sr. Unsec’d. Notes, MTN
5.250%	04/07/16	AAA(d)		2,500	2,850,650
6.250%	12/28/18	Aaa	AUD	4,300	4,937,756

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
ING Bank NV (Netherlands),
Covered Bonds, 144A
2.500%	01/14/16(g)	Aaa		$1,700	$1,763,724
Sr. Unsec’d. Notes, 144A
1.808%(c)	06/09/14(g)	Aa3		2,200	2,207,726
Unsec’d. Notes, 144A
2.000%	09/25/15(g)	A+(d)		1,800	1,796,972
3.750%	03/07/17	A+(d)		1,800	1,896,669
Intesa Sanpaolo SpA (Italy),
Certificate of Deposit
2.375%	12/21/12	A2		600	592,872
Notes, 144A
2.831%(c)	02/24/14(g)	A2		5,100	5,023,965
KFW (Germany),
Gov’t. Gtd. Notes
0.625%	05/29/15	AAA(d)	EUR	1,700	2,205,170
Gov’t. Gtd. Notes, MTN
5.500%	02/09/22	AAA(d)	AUD	1,800	2,061,394
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, MTN
5.500%	03/09/20	Aaa	AUD	3,400	3,832,953
Sr. Unsec’d. Notes
5.500%	03/29/22	NR	AUD	2,900	3,318,918
Lloyds TSB Bank PLC (United Kingdom),
Jr. Sub. Notes, 144A
12.000%(c)	12/29/49	Ba1		3,600	4,037,220
NIBC Bank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
2.800%	12/02/14	Aaa		6,800	7,094,196
Nile Finance Ltd. (Cayman Islands),
Bank Gtd. Notes
5.250%	08/05/15	B2		1,000	1,000,000
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.355%(c)	01/14/14	Aa2		3,300	3,316,899
4.875%	01/14/21	Aa2		600	689,328
Rabobank Nederland NV (Netherlands),
Sr. Unsec’d. Notes
6.875%	03/19/20	NR	EUR	3,300	4,452,697
Santander US Debt SA Unipersonal (Spain),
Bank Gtd. Notes, 144A
3.724%	01/20/15(g)	AA(d)		2,500	2,481,250
Stadshypotek AB (Sweden),
Covered Bonds, 144A
1.450%	09/30/13(g)	Aaa		3,400	3,431,620
1.875%	10/02/19(g)	Aaa		1,900	1,899,430
Covered Bonds, MTN
4.250%	10/10/17	Aaa	AUD	3,800	3,954,477
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
2.955%(c)	04/20/16	Ba1		200	191,000

					166,834,062

Beverages — 0.1%
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
5.750%	04/07/21	Baa3		3,000	3,569,220

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Building Materials
Hanson Australia Funding Ltd. (Australia),
Gtd. Notes
5.250%	03/15/13	Ba2		$1,300	$1,322,789

Chemicals
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
8.950%	07/01/17	Baa2		900	1,112,094

Commercial Banks — 0.4%
Australia & New Zealand Banking Group Ltd. (Australia),
Covered Bonds, 144A
1.000%	10/06/15	NR		400	400,680
Banco Bilbao Vizcaya Argentaria SA (Spain),
Covered Bonds
3.000%	10/09/14	A3	EUR	400	511,889
4.125%	01/13/14	A3	EUR	1,400	1,822,490
Banco Santander Brasil SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.250%	01/14/16	Baa1		1,300	1,326,000
4.500%	04/06/15	Baa1		2,800	2,873,500
4.625%	02/13/17	BBB(d)		1,700	1,751,000
Banco Santander Brazil SA (Brazil),
Sr. Unsec’d. Notes, 144A
2.485%(c)	03/18/14	BBB(d)		300	295,084
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.055%(c)	01/19/16	Aa3		2,000	1,925,000
BNP Paribas Home Loan SA (France),
Covered Bonds, 144A
2.200%	11/02/15(g)	Aaa		5,500	5,663,350
HBOS Capital Funding LP (United Kingdom),
Bank Gtd. Notes
9.540%(c)	03/29/49	B3	GBP	200	300,354
HBOS PLC (United Kingdom),
Sub. Notes, MTN, 144A
6.750%	05/21/18(g)	Baa3		1,000	1,015,000
Sberbank of Russia Via SB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.125%	02/07/22	A3		4,000	4,420,000

					22,304,347

Computer Services & Software
Computer Sciences Corp.,
Sr. Unsec’d. Notes
5.500%	03/15/13	Baa1		1,000	1,022,328

Containers & Packaging
Rexam PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.750%	06/01/13(g)	Baa3		500	509,900
Sealed Air Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	07/15/13(g)	B1		100	102,500

					612,400

Diversified Financial Services — 0.6%
Credit Agricole Home Loan SFH (France),
Covered Bonds, 144A
1.203%(c)	07/21/14(g)	Aaa		2,000	1,956,646

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Deutsche Bank Capital Trust,
Jr. Sub. Notes, 144A
4.901%(c)	12/29/49(g)	Ba2		$300	$243,000
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.984%	06/15/16	Baa2		1,300	1,370,205
5.625%	09/15/15	Ba1		1,000	1,093,068
7.000%	10/01/13	Ba1		500	528,520
German Postal Pensions Securitisation 2 PLC (Ireland),
Gov’t. Gtd. Notes
4.250%	01/18/17	Aaa	EUR	2,250	3,281,777
German Postal Pensions Securitisation PLC (Ireland),
Gov’t. Gtd. Notes
3.375%	01/18/16	AAA(d)	EUR	5,900	8,220,067
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14	Ba3		900	967,500
6.750%	09/01/16	Ba3		800	899,000
7.125%	09/01/18	Ba3		3,200	3,728,000
Sr. Unsec’d. Notes
6.375%	03/25/13	B1		1,000	1,020,000
Sr. Unsec’d. Notes, MTN
5.625%	09/20/13	B1		500	515,625
Northern Rock Asset Management PLC (United Kingdom),
Sec’d. Notes, MTN
3.625%	04/20/15	AAA(d)	EUR	2,000	2,729,641
Russian Agricultural Bank OJSC Via RSHB Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
5.298%	12/27/17	Baa1		700	738,126
SLM Corp.,
Sr. Unsec’d. Notes
0.751%(c)	01/27/14	Ba1		200	194,225
Springleaf Finance Corp.,
Sr. Unsec’d. Notes, MTN
6.900%	12/15/17	B3		500	425,000
Stone Street Trust,
Sr. Unsec’d. Notes, 144A
5.902%	12/15/15	Baa1		2,300	2,418,726
TNK-BP Finance SA (Luxembourg),
Gtd. Notes
6.625%	03/20/17	Baa2		400	455,500
WM Covered Bond Program,
Covered Bonds, MTN
4.000%	11/26/16	A+(d)	EUR	2,300	3,262,454
4.375%	09/16/14	A+(d)	EUR	2,300	3,121,052

					37,168,132

Electric — 0.1%
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21	Ba1		1,000	1,166,436
Entergy Gulf States Louisiana LLC,
First Mortgage
3.950%	10/01/20	A3		1,700	1,847,162
Ipalco Enterprises, Inc.,
Sr. Sec’d. Notes
5.000%	05/01/18	Ba1		1,000	1,047,500

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.000%	09/19/22	A1		$500	$496,290
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	Ba2		250	288,890
Puget Energy, Inc.,
Sr. Sec’d. Notes
6.500%	12/15/20	Ba1		1,000	1,146,880

					5,993,158

Financial – Bank & Trust — 0.7%
Achmea Hypotheekbank NV (Netherlands),
Gov’t. Liquid Gtd. Notes, 144A
3.200%	11/03/14	Aaa		304	318,741
Cie de Financement Foncier (France),
Covered Bonds, 144A
2.250%	03/07/14(g)	Aaa		3,000	3,051,360
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
8.125%	01/21/14	A1		1,300	1,415,030
Sr. Unsec’d. Notes, MTN
5.750%	05/22/13	A1	EUR	300	396,078
Inter-American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
6.000%	02/26/21	Aaa	AUD	2,800	3,367,046
Kreditanstalt Fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, MTN
4.000%	03/04/16	AAA(d)	NOK	21,000	3,893,906
6.000%	08/20/20	Aaa	AUD	1,400	1,631,931
6.250%	05/19/21	Aaa	AUD	2,200	2,620,317
Morgan Stanley,
Sr. Unsec’d. Notes
0.935%(c)	10/15/15	A2		200	190,565
1.427%(c)	04/29/13	A2		7,300	7,308,205
2.875%	07/28/14	A2		100	102,131
7.300%	05/13/19	A2		100	118,000
Sr. Unsec’d. Notes, MTN
0.593%(c)	11/29/13	A2	EUR	300	381,879
0.608%(c)	03/01/13	A2	EUR	100	128,325
0.917%(c)	01/16/17	A2	EUR	100	116,351
6.625%	04/01/18	A2		1,800	2,068,092
Royal Bank of Scotland PLC (The) (United Kingdom),
Bank Gtd. Notes
4.375%	03/16/16	Aa3		2,100	2,261,788
Covered Bonds
4.000%	03/15/17	Aaa	EUR	3,500	4,965,585
Sr. Unsec’d. Notes, MTN
6.875%	05/17/25	A2	GBP	1,500	3,021,461
Sub. Notes
4.440%(c)	10/27/14	Baa3	AUD	2,100	2,003,456
Sub. Notes, MTN
1.102%(c)	09/29/15	Baa3		1,600	1,422,400
Westpac Banking Corp. (Australia),
Gov’t. Liquid Gtd. Notes, 144A
3.585%	08/14/14(g)	Aaa		700	736,124

					41,518,771

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial Services — 0.8%
CIT Group, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	04/01/14	B2		$4,300	$4,482,750
Citigroup Finance Canada, Inc. (Canada),
Gtd. Notes, MTN, 144A
5.500%	05/21/13	A3	CAD	400	415,730
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.438%(c)	08/13/13	A3		2,900	2,938,761
5.500%	04/11/13	A3		2,700	2,766,061
5.500%	10/15/14	A3		600	647,003
6.000%	08/15/17	A3		2,000	2,329,584
6.125%	05/15/18	A3		124	146,793
Sr. Unsec’d. Notes, MTN
7.375%	06/16/14	A3	EUR	1,700	2,400,203
Sub. Notes, MTN
0.857%(c)	05/31/17	BBB+(d)	EUR	800	907,245
3.625%(c)	11/30/17	BBB+(d)	EUR	700	809,581
6.393%	03/06/23	BBB+(d)	EUR	1,000	1,286,143
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.750%	01/24/22	A-(d)		1,200	1,382,251
Sr. Unsec’d. Notes, MTN
0.772%(c)	01/30/17	A1	EUR	1,400	1,668,511
Sub. Notes
6.750%	10/01/37	A2		500	535,641
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.848%(c)	06/01/16	A3		1,700	1,624,342
Sr. Unsec’d. Notes, MTN
0.900%(c)	04/05/13	A3	EUR	700	899,054
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.450%	03/01/16	Aa3		4,200	4,478,250
4.250%	10/15/20	Aa3		800	874,075
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	Aa2		900	1,065,038
LBG Capital No. 1 PLC (United Kingdom),
Bank Gtd. Notes
7.375%	03/12/20	Ba3	EUR	100	117,621
11.040%	03/19/20	Ba3	GBP	1,200	2,112,164
Bank Gtd. Notes, 144A
8.500%(c)	12/29/49(g)	BB-(d)		700	644,000
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
2.851%	12/23/24	NR		200	50,500
2.907%	11/16/24	NR		400	101,000
5.625%	01/24/13	NR		4,800	1,236,000
6.875%	01/24/13	NR		900	234,000
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
0.590%(c)	05/30/14	A2	EUR	700	884,495
0.675%(c)	01/31/14	A2	EUR	2,000	2,538,436
0.908%(c)	07/22/14	A-(d)	EUR	1,800	2,274,683
5.571%	10/04/12	A-(d)		500	500,047
6.750%	05/21/13	A2	EUR	400	532,400
6.875%	04/25/18	Baa1		1,600	1,916,982

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Financial Services (cont’d.)
Pearson Dollar Finance Two PLC (United Kingdom),
Gtd. Notes, 144A
6.250%	05/06/18	Baa1		$1,000	$1,171,212
UBS AG (Switzerland),
Sr. Unsec’d. Notes
2.250%	08/12/13	Aa3		1,200	1,215,572
5.875%	12/20/17	Aa3		100	118,374

					47,304,502

Foods — 0.1%
BRF Brasil Foods SA (Brazil),
Gtd. Notes, 144A
5.875%	06/06/22	BBB-(d)		4,000	4,370,000

Insurance — 0.1%
American International Group, Inc.,
Jr. Sub. Debs
8.175%(c)	05/15/68	Baa2		600	734,250
Jr. Sub. Notes, 144A
8.000%(c)	05/22/68(g)	Baa2	EUR	1,300	1,862,680
Sr. Unsec’d. Notes
3.650%	01/15/14	Baa1		1,000	1,029,538
4.250%	09/15/14	Baa1		1,500	1,584,027
8.250%	08/15/18	Baa1		2,000	2,571,820
Sr. Unsec’d. Notes, 144A
3.750%	11/30/13	Baa1		1,000	1,026,543
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
5.750%	09/15/15	Baa2		184	205,927

					9,014,785

Media
New York Times Co. (The),
Sr. Unsec’d. Notes
5.000%	03/15/15	B1		800	836,000

Metals & Mining — 0.2%
ALROSA Finance SA (Luxembourg),
Gtd. Notes
7.750%	11/03/20	BB-(d)		1,200	1,359,000
Gtd. Notes, 144A
7.750%	11/03/20	BB-(d)		600	679,500
AngloGold Ashanti Holdings PLC (United Kingdom),
Gtd. Notes
5.375%	04/15/20	Baa3		3,500	3,675,000
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	Baa1		700	761,569
Gerdau Trade, Inc. (British Virgin Islands),
Gtd. Notes, 144A
5.750%	01/30/21	BBB-(d)		3,400	3,689,000
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands),
Gtd. Notes, 144A
4.875%	10/07/20	Baa3		3,100	3,153,035

					13,317,104

Oil & Gas — 0.3%
Dolphin Energy Ltd. (United Arab Emirates),
Sec’d. Notes
5.500%	12/15/21	A1		4,000	4,626,000

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17	B+(d)	$7,300	$5,767,000
Phillips 66,
Gtd. Notes, 144A
4.300%	04/01/22	BBB(d)	8,700	9,525,247

				19,918,247

Oil, Gas and Consumable Fuels
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.125%	10/01/15	A2	800	854,238

Pharmaceuticals
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
6.000%	06/15/17	Baa3	250	289,019
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.750%	08/15/21	B1	2,200	2,282,500

				2,571,519

Pipelines — 0.1%
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.625%	04/15/20	Ba1	2,500	2,375,000
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	Baa2	2,400	2,902,834

				5,277,834

Real Estate Investment Trusts — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
7.000%	10/15/17	Baa3	2,200	2,618,211
Goodman Funding Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	11/12/20(g)	Baa3	3,900	4,265,321
6.375%	04/15/21(g)	Baa3	2,325	2,552,094
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.875%	05/15/15	Baa2	300	332,830
Kilroy Realty LP,
Gtd. Notes
5.000%	11/03/15	Baa3	900	977,290
Simon Property Group LP,
Sr. Unsec’d. Notes
5.750%	12/01/15	A3	100	113,120

				10,858,866

Retail — 0.1%
JC Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.950%	04/01/17	Ba1	270	278,775
Limited Brands, Inc.,
Sr. Unsec’d. Notes
6.900%	07/15/17	Ba2	1,700	1,955,000
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.750%	07/15/14	Ba1	1,400	1,517,487

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Wesfarmers Ltd. (Australia),
Gtd. Notes, 144A
2.983%	05/18/16	Baa1		$2,000	$2,090,320

					5,841,582

Telecommunications — 0.1%
Qtel International Finance Ltd. (Bermuda),
Gtd. Notes
4.750%	02/16/21	A(d)		4,000	4,436,000

TOTAL CORPORATE BONDS (cost $415,013,387)					433,128,276

FOREIGN GOVERNMENT BONDS — 6.3%
Australia Government (Australia),
Sr. Unsec’d. Notes
4.000%	08/20/15	Aaa	AUD	100	188,937
4.000%	08/20/20	Aaa	AUD	3,900	7,905,506
Belgium Government International Bond (Belgium),
Sr. Unsec’d. Notes, MTN
2.750%	03/05/15	NR		700	729,148
Bundesrepublik Deutschland (Germany),
Bonds
3.250%	07/04/21	Aaa	EUR	300	450,193
4.000%	01/04/37	Aaa	EUR	2,900	4,984,387
Bundesschatzanweisungen (Germany),
Bonds
0.750%	09/13/13	Aaa	EUR	16,400	21,221,286
Canadian Government (Canada),
Bonds
1.500%	08/01/15	Aaa	CAD	4,800	4,929,777
2.750%	09/01/16	Aaa	CAD	6,600	7,097,467
Bonds, TIPS
3.000%	12/01/36	AAA(d)	CAD	450	884,272
4.250%	12/01/21	Aaa	CAD	5,400	11,442,152
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20	Aa3		800	906,000
European Union (Supranational Bank),
Notes, MTN
2.375%	10/04/18	AAA(d)	EUR	1,000	1,379,944
Sr. Unsec’d. Notes, MTN
2.500%	12/04/15	AAA(d)	EUR	5,100	6,988,064
3.125%	01/27/15	AAA(d)	EUR	200	273,901
3.250%	04/04/18	AAA(d)	EUR	1,800	2,588,440
3.500%	06/04/21	AAA(d)	EUR	1,600	2,340,847
FMS Wertmanagement AoeR (Germany),
Gov’t. Gtd. Notes
0.464%(c)	02/18/15	AAA(d)	EUR	14,700	18,958,967
Gov’t. Gtd. Notes, MTN
2.375%	12/15/14	Aaa	EUR	100	134,211
3.375%	06/17/21	AAA(d)	EUR	2,000	2,906,929
Fund for Ordered Bank Restructuring (Spain),
Gov’t. Gtd. Notes
4.400%	10/21/13	BBB+(d)	EUR	600	776,165
Instituto de Credito Oficial (Spain),
Gov’t. Gtd. Notes
1.978%(c)	03/25/14	Aa2	EUR	600	742,656
Gov’t. Gtd. Notes, 144A
0.697%(c)	01/28/13(g)	A1		$5,400	5,273,694

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Gov’t. Gtd. Notes, MTN
4.000%	12/08/14	BBB+(d)	GBP	1,200	$1,877,036
5.000%	04/10/17	Baa3		$500	483,050
6.125%	02/27/14	BBB+(d)	AUD	500	494,891
Italy Buoni Poliennali del Tesoro (Italy),
Bonds
3.000%	04/15/15	A3	EUR	2,100	2,707,996
3.750%	04/15/16	Baa2	EUR	900	1,174,679
4.250%	02/01/19	Baa2	EUR	300	384,929
4.500%	02/01/18	Baa2	EUR	200	262,474
4.500%	08/01/18	Baa2	EUR	1,300	1,698,229
4.500%	03/01/19	Baa2	EUR	1,600	2,072,775
4.750%	06/01/17	Baa2	EUR	600	797,245
5.000%	08/01/34	Baa2	EUR	300	350,125
5.500%	09/01/22	A3	EUR	100	132,964
6.000%	05/01/31	Baa2	EUR	1,500	1,980,159
Bonds, TIPS
2.100%	09/15/16	NR	EUR	2,950	3,920,159
2.100%	09/15/17	Baa2	EUR	750	1,050,332
2.350%	09/15/19	Aa2	EUR	100	131,733
4.250%	09/01/19	Baa2	EUR	900	1,147,038
Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, MTN
5.750%	07/25/16	Baa2	EUR	600	810,383
Kommunalbanken AS (Norway),
Sr. Unsec’d. Notes, 144A
2.375%	01/19/16(g)	Aaa		200	210,835
Korea Finance Corp. (South Korea),
Sr. Unsec’d. Notes
3.250%	09/20/16	A1		1,000	1,056,400
Korea Housing Finance Corp. (South Korea),
Covered Bonds, 144A
4.125%	12/15/15	Aa3		1,000	1,077,141
Mexican Bonos (Mexico),
Bonds
6.250%	06/16/16	A-(d)	MXN	55,800	4,536,647
10.000%	12/05/24	Baa1	MXN	5,700	622,781
Mexican Udibonos (Mexico),
Bonds, TIPS
2.000%	06/09/22	A-(d)	MXN	5,395	1,386,580
2.500%	12/10/20	A-(d)	MXN	470	193,011
Netherlands Government (Netherlands),
Bonds, 144A
3.250%	07/15/21	Aaa	EUR	4,300	6,287,655
4.000%	07/15/18(g)	Aaa	EUR	2,400	3,604,780
4.500%	07/15/17	Aaa	EUR	11,900	18,011,026
Unsec’d. Notes, 144A
2.250%	07/15/22	NR	EUR	3,900	5,251,624
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.500%	11/20/35	AAA(d)	AUD	600	779,775
2.750%	11/20/25	Aaa	AUD	500	684,069
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
5.000%	03/15/19	Aaa	NZD	8,500	7,835,814
5.500%	04/15/23	Aaa	NZD	5,700	5,555,582
6.000%	12/15/17	Aaa	NZD	1,500	1,430,443
6.000%	05/15/21	Aaa	NZD	6,200	6,161,718

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of British Columbia (Canada),
Bonds
4.300%	06/18/42	Aaa	CAD	300	$366,753
Province of Ontario (Canada),
Bonds
4.000%	06/02/21	AA-(d)	CAD	2,900	3,289,617
Sr. Unsec’d. Notes
2.450%	06/29/22	AA-(d)		$800	812,035
Sr. Unsec’d. Notes, MTN
4.000%	10/07/19	Aa1		600	694,816
Unsec’d. Notes
3.150%	06/02/22	AA-(d)	CAD	11,300	11,963,218
3.150%	06/02/22	Aa2	CAD	7,500	7,940,189
Province of Quebec (Canada),
Bonds
5.000%	12/01/41	Aa2	CAD	200	259,005
Notes
4.250%	12/01/21	Aa2	CAD	1,100	1,259,288
Notes, MTN
7.295%	07/22/26	Aa2		2,400	3,510,852
Sr. Unsec’d. Notes
2.750%	08/25/21	Aa2		2,200	2,303,299
Unsec’d. Notes
3.500%	12/01/22	Aa2	CAD	9,100	9,774,516
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21	Baa2		6,000	7,170,000
12.500%	01/05/22	Baa3	BRL	1,500	1,106,178
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
7.375%	03/18/19	Ba1		1,000	1,322,500
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
6.625%	02/17/37	Ba1		1,000	1,325,000
6.875%	01/17/18	Ba1		1,800	2,205,000
Sr. Unsec’d. Notes, 144A
6.875%	03/09/17	Ba1		5,940	7,128,000
Republic of Italy (Italy),
Sr. Unsec’d. Notes
3.125%	01/26/15	NR		800	804,736
4.750%	01/25/16	NR		4,700	4,842,880
5.250%	09/20/16	NR		500	523,400
6.875%	09/27/23	A2		400	441,456
Sr. Unsec’d. Notes, MTN
6.000%	08/04/28	Baa2	GBP	1,400	2,091,172
Republic of Peru (Peru),
Sr. Unsec’d. Notes
7.125%	03/30/19	Baa3		3,600	4,770,000
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
8.000%	01/15/16	Ba2		9,000	10,845,000
8.375%	06/17/19	Ba2		1,000	1,380,000
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
8.000%	12/21/18	A(d)	ZAR	100,600	13,223,165
8.250%	09/15/17	Baa1	ZAR	191,000	25,282,314
Unsec’d. Notes, TIPS
2.750%	01/31/22	NR	ZAR	3,000	455,038

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
RZD Capital Ltd. (Ireland),
Sr. Unsec’d. Notes
7.487%	03/25/31	BBB(d)	GBP	3,900	$7,108,886
Spanish Government Bonds (Spain),
Sr. Unsec’d. Notes, MTN
5.250%	04/06/29	BBB+(d)	GBP	200	278,918
State of North Rhine-Westphalia (Germany),
Sr. Unsec’d. Notes, MTN
3.250%	05/28/14	AA-(d)	NOK	25,400	4,525,172
United Kingdom Gilt (United Kingdom),
Bonds
4.250%	12/07/27	Aaa	GBP	1,200	2,444,530
4.250%	09/07/39	Aaa	GBP	2,200	4,372,894
4.250%	12/07/40	Aaa	GBP	4,800	9,522,582
4.500%	09/07/34	Aaa	GBP	3,300	6,833,180
4.750%	12/07/30	Aaa	GBP	4,600	9,887,396
4.750%	12/07/38	Aaa	GBP	2,900	6,225,585
United Kingdom Gilt Inflation Linked (United Kingdom),
Bonds
2.500%	07/26/16	Aaa	GBP	200	1,108,211
Bonds, TIPS
1.250%	11/22/17	Aaa	GBP	400	925,854
1.875%	11/22/22	Aaa	GBP	4,000	9,664,252
Sr. Unsec’d. Notes, TIPS
0.125%	03/22/29	Aaa	GBP	200	333,466
Unsec’d. Notes, TIPS
0.375%	03/22/62	Aaa	GBP	100	170,346

TOTAL FOREIGN GOVERNMENT BONDS (cost $364,602,060)					379,755,720

MUNICIPAL BONDS — 1.0%
California — 0.5%
Los Angeles Community College District,
General Obligation Unlimited
6.750%	08/01/49	Aa1		$2,700	3,677,670
Los Angeles County Public Works Financing Authority,
Revenue Bonds
7.618%	08/01/40	A1		5,600	7,569,520
San Diego County Regional Airport Authority,
Revenue Bonds
6.628%	07/01/40	A2		1,600	1,790,752
State of California,
General Obligation Unlimited
5.000%	06/01/37	A1		600	648,960
5.000%	11/01/37	A1		1,150	1,251,591
5.000%	04/01/38	A1		1,200	1,316,544
7.550%	04/01/39	A1		700	955,430
7.600%	11/01/40	A1		700	971,698
University of California,
Revenue Bonds
5.000%	05/15/25	AA-(d)		600	741,492
5.000%	05/15/26	AA-(d)		1,000	1,226,210
5.000%	05/15/27	AA-(d)		2,560	3,111,117
5.000%	05/15/28	AA-(d)		600	725,376
5.000%	05/15/29	AA-(d)		3,900	4,703,829
6.583%	05/15/49	AA-(d)		600	821,406

					29,511,595

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Colorado
City of Colorado Springs Co. Utilities System Revenue,
Revenue Bonds
5.000%	11/15/18	AA(d)	$500	$618,040

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3	600	727,962
Illinois Finance Authority,
Revenue Bonds
5.750%	07/01/33	Aa1	700	854,434

				1,582,396

Kentucky
Kentucky State Property & Building Commission,
Revenue Bonds
5.373%	11/01/25	Aa3	600	706,128

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
5.000%	01/01/25	A3	300	365,358
5.000%	01/01/26	A3	600	725,298
5.000%	01/01/27	A3	500	599,940
7.414%	01/01/40	A3	200	297,688
Tobacco Settlement Financing Corp.,
Revenue Bonds
5.000%	06/01/41	B2	100	83,070

				2,071,354

New York — 0.3%
New York City Municipal Water Finance Authority,
Revenue Bonds
5.750%	06/15/40	Aa2	500	604,080
New York City Transitional Finance Authority,
Revenue Bonds
4.725%	11/01/23	Aa1	200	236,486
4.905%	11/01/24	Aa1	200	240,874
5.075%	11/01/25	Aa1	200	240,798
New York State Thruway Authority,
Revenue Bonds
5.000%	03/15/30	AAA(d)	1,700	2,017,917
New York State Urban Development Corp.,
Revenue Bonds
5.000%	03/15/23	AAA(d)	2,000	2,453,840
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	3,500	3,522,470
5.750%	11/01/30	Aa2	1,200	1,431,312
Triborough Bridge & Tunnel Authority,
Revenue Bonds
5.000%	11/15/25	AA-(d)	3,600	4,494,600

				15,242,377

Ohio
American Municipal Power, Inc.,
Revenue Bonds
5.939%	02/15/47	A1	700	860,881
8.084%	02/15/50	A3	800	1,180,152

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)
Ohio (cont’d.)
Buckeye Tobacco Settlement Financing Authority,
Revenue Bonds
5.875%	06/01/30	B3		$400	$330,248
5.875%	06/01/47	B3		300	241,560

					2,612,841

Tennessee
Tennessee State School Bond Authority,
General Obligation Unlimited
4.848%	09/15/27	Aa2		900	1,040,373

Texas — 0.2%
Dallas/Fort Worth International Airport,
Revenue Bonds
5.000%	11/01/32	A+(d)		7,200	7,842,960
State of Texas,
General Obligation Unlimited
4.631%	04/01/33	Aaa		700	831,313

					8,674,273

West Virginia
Tobacco Settlement Finance Authority,
Revenue Bonds
7.467%	06/01/47	B2		95	72,380

TOTAL MUNICIPAL BONDS (cost $58,447,617)					62,131,757

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.7%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
3.113%(c)	09/25/35	Caa2		290	263,020
American General Mortgage Loan Trust,
Series 2010-1A, Class A1, 144A
5.150%(c)	03/25/58	Aaa		2,018	2,087,830
American Home Mortgage Investment Trust,
Series 2005-2, Class 4A1
2.155%(c)	09/25/45	Ba3		246	218,069
Arran Residential Mortgages Funding PLC,
Series 2010-1A, Class A1B, 144A
1.545%(c)	05/16/47	Aaa	EUR	125	160,574
Banc of America Funding Corp.,
Series 2006-8T2, Class A10
5.753%	10/25/36	Caa3		65	49,342
Series 2006-J, Class 4A1
5.630%(c)	01/20/47	D(d)		2,012	1,429,920
Banc of America Mortgage Securities, Inc.,
Series 2005-D, Class 2A7
3.102%(c)	05/25/35	Caa2		1,000	865,692
Series 2005-E, Class 2A1
3.111%(c)	06/25/35	Caa1		152	138,346
Series 2005-H, Class 2A1
3.116%(c)	09/25/35	CC(d)		76	66,509
Series 2005-H, Class 2A5
3.116%(c)	09/25/35	CC(d)		900	778,516
BCAP LLC Trust,
Series 2011-RR4, Class 7A2, 144A
11.495%(c)	04/26/37	NR		499	123,491
Series 2011-RR4, Class 8A2, 144A
11.710%(c)	02/26/36	NR		2,700	863,808

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2011-RR5, Class 5A1, 144A
5.250%	08/26/37	NR	$1,184	$1,168,564
Series 2011-RR5, Class 12A1, 144A
5.491%(c)	03/26/37	NR	300	242,250
Series 2011-RR5, Class 12A2, 144A
5.491%(c)	03/26/37	NR	2,600	281,160
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-5, Class 1A2
2.756%(c)	08/25/33	A2	17	17,360
Series 2003-7, Class 6A
2.803%(c)	10/25/33	A2	13	12,988
Series 2003-9, Class 2A1
2.959%(c)	02/25/34	A2	194	191,350
Series 2004-2, Class 22A
3.229%(c)	05/25/34	B1	31	30,762
Series 2004-10, Class 13A1
2.735%(c)	01/25/35	Ba3	203	179,447
Series 2004-10, Class 21A1
2.954%(c)	01/25/35	Ba3	345	343,169
Series 2004-10, Class 22A1
2.812%(c)	01/25/35	Ba3	127	125,315
Series 2005-1, Class 2A1
2.901%(c)	03/25/35	Caa2	81	70,205
Series 2005-2, Class A1
2.570%(c)	03/25/35	Ba2	276	278,365
Series 2005-2, Class A2
3.078%(c)	03/25/35	Baa3	79	79,668
Series 2005-4, Class 3A1
2.969%(c)	08/25/35	Caa2	1,092	979,442
Series 2005-5, Class A1
2.240%(c)	08/25/35	Ba2	24	23,878
Series 2005-5, Class A2
2.250%(c)	08/25/35	Ba3	638	622,976
Series 2005-8, Class A3, 144A
5.141%(c)	08/25/35	B3	748	755,234
Bear Stearns Alt-A Trust,
Series 2005-4, Class 23A1
2.890%(c)	05/25/35	Caa2	2,701	2,418,775
Series 2005-7, Class 22A1
3.006%(c)	09/25/35	Caa3	385	310,541
Series 2005-9, Class 24A1
2.768%(c)	11/25/35	Ca	195	142,160
Series 2005-10, Class 24A1
2.694%(c)	01/25/36	Ca	346	208,911
Series 2006-2, Class 23A1
2.953%(c)	03/25/36	Ca	343	205,662
Series 2006-4, Class 21A1
2.937%(c)	08/25/36	Ca	280	172,127
Series 2006-5, Class 2A2
5.493%(c)	08/25/36	Caa3	478	329,828
Series 2006-6, Class 31A1
2.921%(c)	11/25/36	Caa3	677	452,181
Series 2006-6, Class 32A1
2.974%(c)	11/25/36	Caa3	550	350,456
Series 2006-8, Class 3A1
0.377%(c)	02/25/34	A2	146	136,482

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Bear Stearns Structured Products, Inc.,
Series 2007-R6, Class 1A1
2.848%(c)	01/26/36	Caa3	$1,989	$1,195,965
Series 2007-R6, Class 2A1
2.814%(c)	12/26/46	Caa3	1,143	637,327
Chase Mortgage Finance Corp.,
Series 2007-A1, Class 1A1
2.968%(c)	02/25/37	Aa1	231	237,906
Chevy Chase Mortgage Funding Corp.,
Series 2007-2A, Class A1, 144A
0.347%(c)	05/25/48	Caa3	548	364,676
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB2, Class 2A
2.901%(c)	03/25/34	Ba1	104	102,688
Series 2005-6, Class A1
2.230%(c)	09/25/35	B1	39	38,956
Series 2005-6, Class A2
2.340%(c)	09/25/35	B3	67	64,737
Series 2005-10, Class 1A2A
2.845%(c)	12/25/35	Caa3	87	53,941
Countrywide Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35	Caa1	24	20,191
Series 2005-56, Class 2A2
2.188%(c)	11/25/35	Caa3	30	21,149
Series 2005-56, Class 2A3
1.648%(c)	11/25/35	Caa3	30	20,435
Series 2005-62, Class 2A1
1.148%(c)	12/25/35	Caa3	573	402,059
Series 2005-76, Class 2A1
1.148%(c)	02/25/36	Caa3	29	22,054
Series 2005-81, Class A1
0.497%(c)	02/25/37	Caa3	2,874	1,795,669
Series 2006-2CB, Class A14
5.500%	03/25/36	Caa3	71	47,221
Series 2006-15CB, Class A1
6.500%	06/25/36	Ca	172	114,420
Series 2006-OA11, Class A1B
0.407%(c)	09/25/46	Ca	180	118,432
Series 2006-OA14, Class 2A1
0.407%(c)	11/25/46	Caa3	307	201,874
Series 2006-OA17, Class 1A1A
0.414%(c)	12/20/46	Ca	1,844	1,135,550
Series 2006-OA19, Class A1
0.399%(c)	02/20/47	Caa3	958	535,045
Series 2006-OA22, Class A1
0.377%(c)	02/25/47	Caa3	246	180,945
Series 2007-OA4, Class A1
0.387%(c)	05/25/47	Ca	1,128	804,623
Series 2007-16CB, Class 5A1
6.250%	08/25/37	Caa3	61	44,416
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.012%(c)	08/25/34	Caa1	189	158,084
Series 2004-12, Class 12A1
2.863%(c)	08/25/34	Caa1	655	553,678
Series 2004-22, Class A3
2.657%(c)	11/25/34	B3	40	36,700

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-HYB5, Class 2A1
2.910%(c)	04/20/35	Baa3		$166	$165,844
Series 2005-2, Class 1A1
0.537%(c)	03/25/35	Caa3		1,176	742,271
Series 2005-HYB6, Class 5A1
5.102%(c)	10/20/35	Caa2		365	284,888
Series 2005-HYB9, Class 5A1
2.610%(c)	02/20/36	Ca		518	389,715
Series 2005-R2, Class 1AF1, 144A
0.557%(c)	06/25/35	Ba1		55	47,180
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A1
2.699%(c)	08/25/33	Aaa		38	38,390
Series 2004-AR6, Class 9A2
0.957%(c)	10/25/34	Aaa		97	95,870
Credit Suisse Mortgage Capital Certificates,
Series 2007-3, Class 1A6A
5.579%(c)	04/25/37	Caa3		297	188,057
Crusade Global Trust (Australia),
Series 2004-2, Class A2
0.479%(c)	11/19/37	Aaa	EUR	110	140,919
Series 2005-2, Class A2
3.802%(c)	08/14/37	AAA(d)	AUD	775	781,303
Deutsche Alt-A Securities, Inc. Alternate Loan Trust,
Series 2006-AB4, Class A6A2
5.886%	10/25/36	Caa3		148	99,196
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust,
Series 2003-3, Class 3A1
5.000%	10/25/18	A2		259	267,373
Series 2006-AB4, Class A1B1
0.317%(c)	10/25/36	Ca		20	8,339
Fannie Mae REMICS,
Series 2005-54, Class ZM
4.500%	06/25/35	Aaa		139	153,122
Series 2006-16, Class FC
0.517%(c)	03/25/36	Aaa		122	123,054
Series 2006-118, Class A2
0.305%(c)	12/25/36	Aaa		157	149,682
Series 2011-3, Class FA
0.897%(c)	02/25/41	Aaa		840	845,516
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1
1.511%(c)	07/25/44	NR		469	477,599
First Horizon Alternative Mortgage Securities,
Series 2005-AA1, Class 1A1
2.625%(c)	03/25/35	Caa3		827	645,744
First Horizon Asset Securities, Inc.,
Series 2003-AR4, Class 2A1
2.607%(c)	12/25/33	Baa3		19	18,556
Series 2007-AR1, Class 1A1
2.570%(c)	05/25/37	D(d)		789	550,976
Fosse Master Issuer PLC (United Kingdom),
Series 2012-1A, Class 2B2, 144A
2.908%(c)	10/18/54	AA(d)	GBP	2,000	3,283,892
Freddie Mac Reference REMICS,
Series R006, Class ZA
6.000%	04/15/36	NR		440	509,780

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS,
Series 2752, Class FM
0.571%(c)	12/15/30	Aaa		$223	$223,037
Series 2906, Class GZ
5.000%	09/15/34	Aaa		589	689,106
Series 3172, Class FK
0.671%(c)	08/15/33	Aaa		1,021	1,026,095
Series 3174, Class FM
0.461%(c)	05/15/36	Aaa		63	63,484
Freddie Mac Strips,
Series 278, Class F1
0.691%(c)	09/15/42	Aaa		1,500	1,506,386
Gosforth Funding PLC (United Kingdom),
Series 2011-1, Class A2
2.219%(c)	04/24/47	Aaa	GBP	800	1,315,356
Government National Mortgage Assoc.,
Series 2007-8, Class FA
0.519%(c)	03/20/37	Aaa		760	761,629
Granite Master Issuer PLC (United Kingdom),
Series 2005-1, Class A4
0.419%(c)	12/20/54	Aaa		925	906,791
Granite Mortgages PLC (United Kingdom),
Series 2003-2, Class 1A3
0.955%(c)	07/20/43	Aaa		945	930,031
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1, Class A1
3.177%(c)	10/25/33	B(d)		961	939,810
GSR Mortgage Loan Trust,
Series 2003-1, Class A2
1.870%(c)	03/25/33	A2		16	15,872
Series 2005-AR1, Class 1A1
2.899%(c)	01/25/35	BBB-(d)		64	62,889
Series 2005-AR2, Class 2A1
2.862%(c)	04/25/35	B2		661	634,059
Series 2005-AR3, Class 6A1
3.004%(c)	05/25/35	Caa2		654	591,645
Series 2005-AR6, Class 4A5
2.641%(c)	09/25/35	BB(d)		1,000	902,758
Series 2006-AR1, Class 2A1
2.705%(c)	01/25/36	CC(d)		345	292,275
Harborview Mortgage Loan Trust,
Series 2003-1, Class A
2.958%(c)	05/19/33	AAA(d)		42	41,766
Series 2004-1, Class 2A
2.826%(c)	04/19/34	Aa3		235	231,386
Series 2005-2, Class 2A1A
0.439%(c)	05/19/35	Caa3		959	704,087
Series 2005-4, Class 3A1
3.077%(c)	07/19/35	Caa3		69	56,656
Series 2005-10, Class 2A1A
0.529%(c)	11/19/35	Caa3		1,019	749,799
Series 2006-1, Class 2A1A
0.459%(c)	03/19/36	Caa3		647	398,632
Series 2006-5, Class 2A1A
0.399%(c)	07/19/46	Caa3		165	93,594
Series 2006-SB1, Class A1A
0.998%(c)	12/19/36	Caa3		591	392,956

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Holmes Master Issuer PLC (United Kingdom),
Series 2011-1X, Class A3, 144A
1.847%(c)	10/15/54	Aaa	EUR	1,800	$2,345,300
Indymac INDA Mortgage Loan Trust,
Series 2005-AR1, Class 2A1
4.218%(c)	11/25/35	Caa1		$186	159,634
Indymac Index Mortgage Loan Trust,
Series 2005-AR12, Class 2A1A
0.457%(c)	07/25/35	Caa2		94	70,350
Series 2006-AR12, Class A1
0.407%(c)	09/25/46	Caa2		440	295,067
JPMorgan Alternative Loan Trust,
Series 2006-A5, Class 2A1
5.550%(c)	10/25/36	Caa1		149	148,446
JPMorgan Mortgage Trust,
Series 2003-A2, Class 3A1
2.365%(c)	11/25/33	Aaa		22	22,044
Series 2005-A2, Class 7CB1
4.840%(c)	04/25/35	Ba2		188	190,132
Series 2005-A6, Class 2A1
3.116%(c)	08/25/35	B(d)		89	87,822
Series 2005-ALT1, Class 3A1
3.304%(c)	10/25/35	CCC(d)		187	171,288
Series 2006-A1, Class 3A2
5.165%(c)	02/25/36	CC(d)		102	85,545
Series 2007-A1, Class 1A1
3.050%(c)	07/25/35	Ba3		99	100,505
Series 2007-S3, Class 1A90
7.000%	08/25/37	D(d)		491	452,318
Lanark Master Issuer PLC (United Kingdom),
Series 2012-2A, Class 1A, 144A
1.834%(c)	12/22/54(g)	AAA(d)		1,400	1,429,825
Ludgate Funding PLC (United Kingdom),
Series 2007-1, Class A2B
0.813%(c)	01/01/61	A(d)	EUR	2,400	2,457,923
Mansard Mortgages PLC (United Kingdom),
Series 2007-2X, Class A1
1.303%(c)	12/15/49	AA-(d)	GBP	2,683	3,859,345
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 2A1
2.688%(c)	12/25/33	Baa1		259	254,173
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 1A1
2.539%(c)	02/25/33	AAA(d)		109	108,967
Series 2005-A8, Class A3A2
0.467%(c)	08/25/36	B2		38	37,138
Series 2005-A10, Class A
0.427%(c)	02/25/36	B2		265	223,441
MLCC Mortgage Investors, Inc.,
Series 2005-2, Class 1A
1.986%(c)	10/25/35	Baa1		119	115,008
Series 2005-2, Class 2A
2.420%(c)	10/25/35	Caa2		772	762,242
Morgan Stanley Mortgage Loan Trust,
Series 2006-8AR, Class 5A4
2.541%(c)	06/25/36	B3		274	248,065

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
NCUA Guaranteed Notes,
Series 2010-R1, Class 1A
0.678%(c)	10/07/20	Aaa		$481	$483,440
Series 2010-R2, Class 1A
0.589%(c)	11/06/17	Aaa		500	501,312
Series 2010-R3, Class 1A
0.788%(c)	12/08/20	Aaa		347	348,863
Series 2010-R3, Class 2A
0.788%(c)	12/08/20	Aaa		2,480	2,499,068
Newgate Funding PLC (United Kingdom),
Series 2006-1, Class MB
0.513%(c)	12/01/50	Aa1	EUR	704	658,203
Series 2007-3X, Class A2B
0.852%(c)	12/15/50	Aaa	EUR	3,100	3,625,054
Series 2007-3X, Class A3
1.653%(c)	12/15/50	Aa2	GBP	1,600	1,968,948
Series 2007-3X, Class BA
1.903%(c)	12/15/50	A3	GBP	400	369,757
Permanent Master Issuer PLC (United Kingdom),
Series 2011-1A, Class 1A1, 144A
1.835%(c)	07/15/42(g)	Aaa		1,700	1,723,179
Series 2011-1A, Class 1A3, 144A
1.797%(c)	07/15/42	Aaa	EUR	3,800	4,946,998
Provident Funding Mortgage Loan Trust,
Series 2003-1, Class A
2.497%(c)	08/25/33	Aa3		124	126,325
Puma Finance Ltd. (Australia),
Series G5, Class A1, 144A
0.505%(c)	02/21/38	Aaa		183	178,595
Series P10, Class BA
4.120%(c)	07/12/36(g)	Aaa	AUD	64	64,866
RALI Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35	Caa2		247	205,183
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.397%(c)	06/25/46	Caa2		913	400,187
Series 2007-QH7, Class 1A1
0.467%(c)	08/25/37	Caa3		658	463,527
Series 2007-QO2, Class A1
0.367%(c)	02/25/47	Ca		451	242,454
Residential Asset Securitization Trust,
Series 2005-A4, Class A1
0.667%(c)	04/25/35	CCC(d)		599	432,423
Series 2006-R1, Class A2
0.617%(c)	01/25/46	Caa3		140	56,748
Residential Funding Mortgage Securities I,
Series 2005-SA4, Class 1A21
3.338%(c)	09/25/35	Caa3		541	427,153
Series 2006-SA1, Class 2A1
5.574%(c)	02/25/36	Caa2		111	87,791
ResLoC UK PLC (United Kingdom),
Series 2007-1X, Class A3B
0.813%(c)	12/15/43	BBB-(d)	GBP	1,131	1,591,624
RMAC PLC (United Kingdom),
Series 2004-NSP4, Class A2
0.856%(c)	12/12/36	Aa1	GBP	1,410	2,027,272

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Sequoia Mortgage Trust,
Series 2007-3, Class 1A1
0.419%(c)	07/20/36	B1		$292	$267,373
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 4A1
2.778%(c)	02/25/34	Baa1		332	335,154
Series 2004-4, Class 3A2
2.828%(c)	04/25/34	Baa3		53	52,727
Series 2004-12, Class 7A1
2.923%(c)	09/25/34	Baa3		55	55,268
Series 2004-18, Class 5A
5.500%(c)	12/25/34	B3		139	132,545
Series 2005-18, Class 6A1
2.816%(c)	09/25/35	Caa2		943	820,771
Structured Asset Mortgage Investments, Inc.,
Series 2004-AR5, Class 1A1
0.879%(c)	10/19/34	Aa3		18	17,036
Series 2005-AR5, Class A2
0.469%(c)	07/19/35	A1		424	409,588
Series 2006-AR3, Class 12A1
0.437%(c)	05/25/36	Caa3		267	175,909
Series 2007-AR4, Class A3
0.437%(c)	09/25/47	C		700	353,591
Structured Asset Securities Corp.,
Series 2006-11, Class A1, 144A
2.843%(c)	10/28/35	CC(d)		64	55,564
Superannuation Members Home Loan Programme (The) (Australia),
Series 2009-3, Class A1
4.980%(c)	11/07/40	AAA(d)	AUD	405	421,669
Swan (Australia),
Series 2006-1E, Class A2
3.788%(c)	05/12/37	Aaa	AUD	282	286,501
TBW Mortgage Backed Pass-Through Certificates,
Series 2006-4, Class A6
5.970%	09/25/36	C		284	76,186
Thornburg Mortgage Securities Trust,
Series 2007-3, Class 2A1
1.467%(c)	06/25/47	B3		215	186,607
Series 2007-3, Class 3A1
5.750%(c)	06/25/47	Caa1		501	456,000
Torrens Trust (Australia),
Series 2005-3E, Class A1
0.677%(c)	10/15/36	AAA(d)	EUR	577	726,332
Series 2007-1, Class A
3.950%(c)	10/19/38	Aaa	AUD	265	270,267
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
5.788%(c)	03/20/37	D(d)		318	283,796
Washington Mutual Alternative Mortgage Pass-Through Certificates,
Series 2005-2, Class 1A3
0.667%(c)	04/25/35	Ccc		1,856	1,338,318
Series 2006-AR5, Class 3A
1.088%(c)	07/25/46	Ca		83	38,602
Washington Mutual Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A
1.348%(c)	11/25/42	B3		3	2,432
Series 2003-AR5, Class A7
2.453%(c)	06/25/33	A1		15	14,885

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-AR10, Class 3A1
5.314%(c)	08/25/35	CC(d)	$39	$38,071
Series 2005-AR12, Class 1A6
2.488%(c)	10/25/35	CC(d)	2,615	2,387,513
Series 2005-AR16, Class 1A3
2.434%(c)	12/25/35	CCC(d)	1,200	1,074,047
Series 2006-AR2, Class 2A1
5.049%(c)	03/25/36	CC(d)	444	429,055
Series 2006-AR5, Class A12A
1.128%(c)	06/25/46	Caa1	119	102,518
Series 2006-AR7, Class 3A
2.594%(c)	07/25/46	B2	434	384,832
Series 2006-AR10, Class 1A2
2.741%(c)	09/25/36	CC(d)	120	92,036
Series 2006-AR13, Class 2A
2.594%(c)	10/25/46	Caa2	233	206,245
Series 2006-AR15, Class 2A
2.616%(c)	11/25/46	Caa1	159	136,871
Series 2006-AR19, Class 1A1A
0.878%(c)	01/25/47	Caa2	262	214,140
Washington Mutual MSC Mortgage Pass-Through Certificates,
Series 2003-AR1, Class 2A
2.257%(c)	02/25/33	Aa1	11	10,697
Wells Fargo Mortgage-Backed Securities Trust,
Series 2004-S, Class A1
2.616%(c)	09/25/34	A1	108	111,074
Series 2005-AR11, Class 1A1
2.630%(c)	06/25/35	Ba3	357	364,167
Series 2006-AR2, Class 2A1
2.617%(c)	03/25/36	CCC(d)	860	820,810
Series 2006-AR2, Class 2A3
2.617%(c)	03/25/36	CCC(d)	614	580,060
Series 2006-AR6, Class 3A1
2.693%(c)	03/25/36	B3	389	364,759
Series 2006-AR8, Class 3A1
2.667%(c)	04/25/36	CC(d)	243	220,120
Series 2006-AR10, Class 5A6
2.614%(c)	07/25/36	D(d)	474	404,018

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $97,245,851)				101,392,181

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.8%
Federal Home Loan Mortgage Corp.
2.000%	03/14/19		2,700	2,717,469
2.500%	10/02/19		2,300	2,384,994
2.625%(c)	03/01/35		37	40,113
4.500%	01/01/39-09/01/41		9,925	10,704,660
5.500%	10/01/36		70	76,711
Federal National Mortgage Assoc.
0.750%	12/18/13		3,100	3,120,581
1.250%	03/14/14		1,000	1,014,409
1.348%(c)	11/01/42-07/01/44		282	288,325
2.500%	05/01/27-10/01/27		35,812	37,682,118
2.500%	TBA		5,000	5,254,688
2.558%(c)	06/01/35		164	175,678
2.567%(c)	09/01/19		2	1,897

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
3.000%	TBA		$3,000	$3,180,000
3.000%	TBA		3,000	3,166,875
3.500%	11/01/25-01/01/41		7,279	7,753,212
3.500%	TBA		9,000	9,576,562
3.500%	TBA		5,000	5,362,500
3.500%	TBA		48,000	51,352,500
3.500%	TBA		54,000	57,771,563
4.000%	04/01/24-08/01/41		8,783	9,436,809
4.500%	11/01/25-07/01/41		9,802	10,639,107
4.500%	TBA		4,000	4,329,375
5.000%	04/01/30		622	679,426
5.500%	11/01/36-03/01/37		2,663	2,925,193
6.000%	06/01/38		584	644,919
Government National Mortgage Assoc.
3.000%	TBA		44,000	47,114,373
4.500%	06/15/40-03/15/41		7,303	8,060,441
Overseas Private Investment Corp., Unsec’d. Notes
4.140%	05/15/30		1,000	1,125,891

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $281,553,952)				286,580,389

U.S. TREASURY OBLIGATIONS — 12.3%
U.S. Treasury Bonds
3.125%	11/15/41-02/15/42		27,400	29,185,800
3.875%	08/15/40		7,200	8,796,377
4.250%	11/15/40	(h)(k)	1,800	2,337,188
4.375%	05/15/40-05/15/41		4,300	5,696,078
4.750%	02/15/41		3,000	4,204,218
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	07/15/22	(k)	74,400	81,009,171
0.125%	01/15/22	(k)	40,850	45,143,227
0.125%	04/15/17	(k)	40,800	44,341,432
0.125%	04/15/16	(h)	22,800	25,083,504
0.500%	04/15/15		5,000	5,554,392
0.625%	07/15/21	(k)	28,550	33,227,896
0.750%	02/15/42		3,450	3,801,147
1.125%	01/15/21		11,500	14,260,552
1.250%	04/15/14-07/15/20		26,800	33,599,891
1.375%	01/15/20		13,500	17,115,710
1.625%	01/15/15		3,400	4,373,078
1.750%	01/15/28	(k)	5,300	7,505,733
1.875%	07/15/13-07/15/19		14,750	19,205,795
2.000%	01/15/14-01/15/26		26,300	35,453,168
2.010%	01/15/16		12,500	16,176,537
2.125%	01/15/19		6,300	8,250,759
2.125%	02/15/40-02/15/41		6,500	10,030,997
2.375%	01/15/25-01/15/27		33,000	52,997,583
2.500%	01/15/29		6,400	9,770,235
2.625%	07/15/17		2,600	3,473,469
3.375%	04/15/32		800	1,714,691
3.625%	04/15/28		5,700	12,817,746
3.875%	04/15/29	(k)	15,100	34,940,136
U.S. Treasury Notes
1.375%	02/28/19		6,000	6,170,628
1.500%	03/31/19		5,000	5,176,560
1.625%	08/15/22		800	799,125
1.750%	05/15/22		11,100	11,256,088
2.000%	11/15/21-02/15/22		33,300	34,764,277

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
2.125%	08/15/21	$31,700	$33,532,640
2.375%	06/30/18(k)	73,400	79,960,125
3.125%	05/15/21	800	914,500

TOTAL U.S. TREASURY OBLIGATIONS (cost $731,439,004)			742,640,453

TOTAL LONG-TERM INVESTMENTS (cost $5,368,838,857)			5,655,498,798

		Shares
SHORT-TERM INVESTMENTS — 20.0%
AFFILIATED MONEY MARKET MUTUAL FUND — 11.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $678,738,815; includes $172,140,478 of cash collateral for securities on loan)(b)(w)		678,738,815	678,738,815

		Principal Amount (000)#
REPURCHASE AGREEMENTS(m) — 5.0%
Barclays Capital, Inc.,
0.140%, dated 09/27/12, due 10/04/12 due in the amount of $11,900,324		$11,900	11,900,000
Barclays Capital, Inc.,
0.250%, dated 09/28/12, due 10/01/12 due in the amount of $6,600,138		6,600	6,600,000
Credit Suisse Securities (USA) LLC,
0.280%, dated 09/28/12, due 10/01/12 due in the amount of $6,800,159		6,800	6,800,000
Credit Suisse Securities (USA) LLC,
0.280%, dated 09/28/12, due 10/01/12 due in the amount of $40,600,947		40,600	40,600,000
Goldman Sachs & Co.,
0.210%, dated 09/28/12, due 10/01/12 due in the amount of $4,100,072		4,100	4,100,000
Goldman Sachs & Co.,
0.210%, dated 09/28/12, due 10/01/12 due in the amount of $4,100,072		4,100	4,100,000
J.P. Morgan Securities LLC,
0.200%, dated 09/28/12, due 10/26/12 due in the amount of $28,904,496(g)		28,900	28,900,000
J.P. Morgan Securities LLC,
0.260%, dated 09/28/12, due 10/01/12 due in the amount of $9,700,210		9,700	9,700,000
J.P. Morgan Securities LLC,
0.260%, dated 09/28/12, due 10/01/12 due in the amount of $15,300,332		15,300	15,300,000
J.P. Morgan Securities LLC,
0.280%, dated 09/28/12, due 10/01/12 due in the amount of $2,200,051		2,200	2,200,000
Morgan Stanley & Co. LLC,
0.280%, dated 09/28/12, due 10/01/12 due in the amount of $14,700,343		14,700	14,700,000

			Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) (Continued)
Morgan Stanley & Co. LLC,
0.280%, dated 09/28/12, due 10/01/12 due in the amount of $41,900,978			$41,900	$41,900,000
Morgan Stanley & Co. LLC,
0.290%, dated 09/28/12, due 10/01/12 due in the amount of $5,500,133			5,500	5,500,000
Morgan Stanley & Co. LLC,
0.290%, dated 09/28/12, due 10/01/12 due in the amount of $5,500,133			5,500	5,500,000
Morgan Stanley & Co. LLC,
0.290%, dated 09/28/12, due 10/01/12 due in the amount of $9,600,232			9,600	9,600,000
RBS Securities, Inc., 0.270%, dated 09/28/12, due 10/01/12 due in the amount of $47,401,067			47,400	47,400,000
UBS Securities LLC, 0.260%, dated 09/28/12, due 10/01/12 due in the amount of $47,401,027			47,400	47,400,000

TOTAL REPURCHASE AGREEMENTS (cost $302,200,000)				302,200,000

Interest Rate	Maturity Date
U.S. TREASURY OBLIGATIONS(n) — 2.4%
U.S. Treasury Bills
0.050%	12/20/12	(k)	$14,000	$13,997,438
0.120%	01/24/13		1,400	1,399,653
0.130%	02/14/13-03/14/13		13,400	13,392,767
0.135%	01/31/13-03/28/13		20,103	20,090,009
0.137%	10/25/12	(h)	810	809,957
0.138%	03/14/13		4,400	4,397,347
0.144%	10/25/12		369	368,980
0.145%	01/31/13	(h)	139	138,958
0.145%	02/14/13		132	131,946
0.160%	05/30/13	(h)	423	422,576
0.171%	08/22/13	(k)	29,300	29,259,069
0.175%	09/19/13		18,400	18,372,069
0.176%	07/25/13		6,300	6,291,955
0.180%	04/04/13	(h)	461	460,675
0.185%	05/02/13	(h)(k)	8,956	8,948,056
0.205%	06/27/13		1,647	1,645,126
0.322%	08/22/13		1,100	1,098,463
0.709%	03/07/13	(k)	14,316	14,307,883
0.775%	02/21/13		2,930	2,928,690
0.787%	02/21/13	(h)(k)	1,900	1,899,151

TOTAL U.S. TREASURY OBLIGATIONS (cost $140,349,069)				140,360,768

U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.6%
Federal Home Loan Bank
0.160%	02/20/13		22,500	22,493,790
Federal Home Loan Mortgage Corp.
0.140%	03/05/13		600	599,742
0.150%	02/26/13		2,100	2,099,395
0.153%	02/20/13		700	699,807
0.170%	02/11/13		2,000	1,999,482
0.752%	02/25/13		600	599,828

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS(n) (Continued)
Federal National Mortgage Assoc.
0.155%	02/27/13	$1,200	$1,199,652
0.160%	02/27/13	1,900	1,899,449
0.175%	02/20/13-02/27/13	4,300	4,298,759
0.180%	08/01/13	400	399,494

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $36,276,299)			36,289,398

CERTIFICATES OF DEPOSIT(n) — 0.4%
Banco Do Brasil SA (Brazil)
1.986%	06/28/13	6,100	6,077,576
Dexia Credit Local SA
1.400%	09/20/13	4,000	3,988,279
1.700%	09/06/13	15,400	15,399,756

TOTAL CERTIFICATES OF DEPOSIT (cost $25,411,637)			25,465,611

COMMERCIAL PAPER(n) — 0.2%
Ford Motor Credit Co.
1.636%	01/18/13	7,700	7,673,896
Santander SA
2.200%	04/02/13	1,800	1,779,980
Standard Chartered 4
0.950%	10/01/13	3,900	3,867,708

TOTAL COMMERCIAL PAPER (cost $13,309,879)			13,321,584

FOREIGN TREASURY OBLIGATIONS(n) — 0.1%
Italy Buoni Ordinari del Tesoro
1.810%	09/13/13	EUR 3,000	3,786,682
Mexican Cetes
4.630%	12/13/12	MXN 38,200	294,091
4.690%	11/29/12	MXN140,200	1,081,158

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $5,149,092)			5,161,931

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Brent Crude Oil Last Day Futures,
expiring 02/08/13, Strike Price $130.00	Citigroup Global Markets	21	40,740
Crude Oil European Style Futures,
expiring 11/15/13, Strike Price $117.00	JPMorgan Chase	16	52,960
Crude Oil Futures,
expiring 11/15/13, Strike Price $130.00	JPMorgan Chase	16	28,640
expiring 11/17/15, Strike Price $150.00	Morgan Stanley	25	42,000

			164,340

Put Options
10 Year Euro-Bund,
expiring 11/23/12, Strike Price $120.00		15,600	2,005

	Counterparty	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Copper London Metal Exchange Options,
expiring 05/01/13, Strike Price $7,250.00	Deutsche Bank	$—	(r)	$48,286
Heating Oil Futures,
expiring 02/25/13, Strike Price $250.00	JPMorgan Chase	210		8,022
expiring 02/25/13, Strike Price $250.00	Morgan Stanley	546		20,857
Interest Rate Swap Options,
Pay a fixed rate of 3.88%and receive a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank	2,200		48,231
Pay a fixed rate of 3.45%and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	5,000		368,054
Pay a fixed rate of 3.45%and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	3,300		242,915
Pay a fixed rate of 3.45%and receive a floating rate based on 3-month LIBOR, expiring 09/21/15	Royal Bank of Scotland Group PLC	4,800		353,331
Pay a fixed rate of 2.00%and receive a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.	6,000		1

				1,091,702

Straddle Options
Call & Put - OTC 3 month vs. 30 year Forward
Volatility Agreement,
expiring 12/10/12, Strike Price $ — (q)	Deutsche Bank Royal Bank of	800		60,823
expiring 12/10/12, Strike Price $ — (q)	Scotland Group PLC	500		38,014

				98,837

TOTAL OPTIONS PURCHASED (cost $1,765,735)				1,354,879

TOTAL SHORT-TERM INVESTMENTS (cost $1,203,200,526)				1,202,892,986

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 113.8% (cost $6,572,039,383)				6,858,391,784

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (0.8)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal Home Loan Mortgage Corp.
4.500%	TBA	9,000	(9,676,407)
Federal National Mortgage Assoc.
4.000%	TBA	7,000	(7,485,625)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
SECURITIES SOLD SHORT (Continued)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.000%	TBA	$1,000	$(1,077,344)
4.500%	TBA	9,000	(9,710,156)
5.000%	TBA	1,000	(1,090,312)
5.500%	TBA	4,000	(4,385,000)
5.500%	TBA	6,000	(6,577,500)
Government National Mortgage Assoc.
4.500%	TBA	9,000	(9,878,906)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (proceeds received $49,884,005)			(49,881,250)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN* — (0.1)%
Call Options — (0.1)%
Corn Futures,
expiring 11/23/12, Strike Price $900.00	Bank of America	30	(1,425)
Dow Jones-UBS Commodity Index,
expiring 10/31/12, Strike Price $152.50	Bank of America	300	(2,100)
FNMA,
expiring 11/07/12, Strike Price $105.91	Credit Suisse First Boston Corp.	4,000	(48,276)
expiring 11/07/12, Strike Price $105.91	Royal Bank of Scotland Group PLC	2,000	(24,138)
Gold Futures,
expiring 10/25/12, Strike Price $1,800.00	Goldman Sachs & Co.	1	(11,460)
ICE Brent Crude Oil Futures,
expiring 11/11/13, Strike Price $140.00	JPMorgan Chase	16	(39,680)
expiring 11/10/15, Strike Price $160.00	Morgan Stanley	25	(52,750)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	400	(1,062)
expiring 10/13/20, Strike Price $218.01	Deutsche Bank	800	(1,823)
Interest Rate Swap Options,
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.	1,800	(8,250)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.	1,800	(8,250)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase	1,700	(7,792)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 0.80% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase	$1,100	$(5,042)
Pay a fixed rate of 1.06% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Morgan Stanley	3,600	(49,237)
Pay a fixed rate of 0.92% and receive a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley	5,400	(58,171)
Pay a fixed rate of 0.92% and receive a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley	4,100	(44,167)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	JPMorgan Chase	5,300	(12,109)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Royal Bank of Scotland Group PLC	9,800	(22,391)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	2,800	(69,719)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America	2,100	(52,289)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	27,700	(689,719)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	3,300	(82,169)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	12,200	(303,775)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Citigroup Global Markets	2,900	(112,557)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	35,300	(1,370,092)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	9,000	(349,315)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Call Options (cont’d.)
Pay a fixed rate of 1.70% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	$3,600		$(139,726)

				(3,567,484)

Put Options
Brent Crude Oil Last Day Futures,
expiring 02/08/13, Strike Price $90.00	Citigroup Global Markets	21		(43,680)
expiring 05/13/13, Strike Price $90.00	Goldman Sachs & Co.	12		(48,960)
Crude Oil European Style Futures,
expiring 11/15/13, Strike Price $77.00	JPMorgan Chase	16		(83,360)
FNMA,
expiring 11/07/12, Strike Price $105.91	Credit Suisse First Boston Corp.	4,000		(3,908)
expiring 11/07/12, Strike Price $105.91	Royal Bank of Scotland Group PLC	2,000		(1,954)
Gold Futures,
expiring 10/25/12, Strike Price $1,680.00	Goldman Sachs & Co.	—	(r)	(1,260)
ICE Brent Crude Oil Futures,
expiring 02/08/13, Strike Price $87.00	JPMorgan Chase	5		(7,900)
expiring 02/08/13, Strike Price $87.00	Morgan Stanley	13		(20,540)
Inflation Floor Option, Inflation on the CPI
Urban Consumer NSA,
expiring 04/07/20, Strike Price $216.69	Citigroup Global Markets	4,200		(6,154)
expiring 09/29/20, Strike Price $217.97	Citigroup Global Markets	400		(607)
Interest Rate Swap Options,
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.	1,800		—
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Goldman Sachs & Co.	1,800		—
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase	1,700		—
Receive a fixed rate of 0.80% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase	1,100		—

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.06% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Morgan Stanley		$3,600	$—
Receive a fixed rate of 0.92% and pay a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley		5,400	(40)
Receive a fixed rate of 0.92% and pay a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley		4,100	(30)
Receive a fixed rate of 1.00% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Goldman Sachs & Co.		6,000	(18)
Receive a fixed rate of 2.15% and pay a floating rate based on 6-month Euribor, expiring 01/07/13	Deutsche Bank	EUR	1,700	(7,940)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America		$2,800	(3,779)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America		2,100	(2,834)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank		27,700	(37,384)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank		3,300	(4,454)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	JPMorgan Chase		5,300	(7,153)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley		12,200	(16,465)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Royal Bank of Scotland Group PLC	$9,800	$(13,226)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Citigroup Global Markets	2,900	(1,593)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	35,300	(19,387)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	9,000	(4,943)
Receive a fixed rate of 1.70% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley	3,600	(1,977)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Deutsche Bank	1,300	(291)
Receive a fixed rate of 2.85% and pay a floating rate based on 3-month LIBOR, expiring 04/14/14	Deutsche Bank	9,200	(21,582)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Bank of America	21,000	(357,979)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Citigroup Global Markets	13,900	(236,948)
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 09/21/15	Royal Bank of Scotland Group PLC	20,200	(344,341)

			(1,300,687)

TOTAL OPTIONS WRITTEN (premiums received $5,031,996)			(4,868,171)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 112.9% (cost $6,517,123,382)			6,803,642,363
Liabilities in excess of other assets(x) — (12.9)%			(775,087,155)

NET ASSETS — 100.0%			$6,028,555,208

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
EAFE	Europe, Australia, Far East
ETF	Exchange Traded Fund
Euribor	Euro Interbank Offered Rate
FFCB	Federal Farm Credit Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
iBoxx	Bond Market Indices
IO	Interest Only
LIBOR	London Interbank Offered Rate
MCDX	Municipal Credit Derivative Index
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NSA	Non-Seasonally Adjusted
OTC	Over the Counter
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduits
SFH	Single Family Housing
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
USD	United States Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $165,706,059; cash collateral of $172,140,478 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

Financial futures contracts open at September 30, 2012:

(m)	Repurchase agreements are collateralized by FFCB (coupon rate 0.280%, maturity date 07/30/14), FHLMC (coupon rates 3.500%- 4.500%, maturity dates 02/01/41- 02/01/42), FNMA (coupon rates 0.625%-2.625%, maturity dates (11/20/14-09/04/15), GNMA (coupon rate 3.000%, maturity date 09/20/42), U.S. Treasury Bonds (coupon rates 4.375%-4.500%, maturity dates 02/15/36-11/15/39), U.S. Treasury Inflation Indexed Notes (coupon rate 0.125%, maturity date 07/15/22) and U.S. Treasury Notes (coupon rates 0.250%-3.125%, maturity dates 02/28/14- 09/30/17) with the aggregate value, including accrued interest, of $307,907,775.
(n)	Rates shown are the effective yields at purchase date.
(q)	Exercise price and final cost determined on a future date, based upon the implied volatility.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)
Long Positions:
50	90 Day Euro Dollar	Sep. 2015	$12,390,807	$12,403,750	$12,943
119	90 Day Euro Dollar	Mar. 2016	29,414,319	29,446,550	32,231
219	2 Year U.S. Treasury Notes	Dec. 2012	48,269,640	48,296,343	26,703
120	5 Year Euro-Bobl	Dec. 2012	19,227,981	19,382,148	154,167
347	5 Year U.S. Treasury Notes	Dec. 2012	43,053,634	43,247,585	193,951
456	10 Year Euro-Bund.	Dec. 2012	82,198,721	83,074,770	876,049
12	10 Year Japanese Bonds	Dec. 2012	22,130,190	22,171,707	41,517
55	10 Year U.K. Gilt	Dec. 2012	10,637,267	10,712,775	75,508
292	10 Year U.S. Treasury Notes	Dec. 2012	38,698,080	38,977,438	279,358
45	Euro-BTP	Dec. 2012	5,741,578	6,094,989	353,411
781	Mini MSCI EAFE Index	Dec. 2012	59,470,310	58,504,710	(965,600)
113	Russell 2000 Mini	Dec. 2012	9,518,670	9,428,720	(89,950)
430	S&P 500	Dec. 2012	154,069,775	154,176,500	106,725

					1,097,013

Short Positions:
420	3 Year Australian Bonds	Dec. 2012	128,826,100	129,074,978	(248,878)
222	5 Year U.S. Treasury Notes	Dec. 2012	27,429,141	27,668,485	(239,344)
82	10 Year Canadian Bonds	Dec. 2012	11,350,142	11,450,473	(100,331)
23	Euro-OAT	Dec. 2012	3,948,701	3,959,046	(10,345)

					(598,898)

					$498,115

Commodity futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)
Long Positions:
2	Brent Crude.	Nov. 2012	$218,659	$224,780	$6,121
7	Gold 100 OZ	Dec. 2012	1,136,652	1,241,730	105,078
95	Mill Wheat Euro	Jan. 2013	1,558,765	1,609,927	51,162
22	Natural Gas	Apr. 2013	793,680	820,600	26,920
70	Platinum	Jan. 2013	5,704,731	5,842,550	137,819
3	Soybean	Nov. 2012	241,002	240,150	(852)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Commodity futures contracts open at September 30, 2012 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)
Long Positions (cont’d.)
16	Wheat	Dec. 2012	$717,920	$742,000	$24,080
58	WTI Crude	Dec. 2013	5,525,880	5,414,300	(111,580)

					238,748

Short Positions:
58	Brent Crude	Dec. 2013	6,166,570	6,097,540	69,030
8	Brent Crude Oil Penultimate Financial	Mar. 2013	888,400	877,760	10,640
2	Copper	Dec. 2012	189,748	187,900	1,848
6	Corn	Dec. 2012	215,550	226,875	(11,325)
22	Natural Gas	Jan. 2013	805,764	828,740	(22,976)
49	Wheat	Dec. 2012	2,216,197	2,211,125	5,072
2	Wheat	Mar. 2013	90,667	91,225	(558)

					51,731

					$290,479

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/02/12	Deutsche Bank	AUD	80	$82,861	$82,909	$48
Expiring 10/03/12	UBS Securities	AUD	70	73,258	72,676	(582)
Expiring 10/11/12	Barclays Capital Group	AUD	200	205,327	207,198	1,871
Expiring 10/11/12	BNP Paribas	AUD	179	186,500	185,442	(1,058)
Expiring 10/11/12	Citigroup Global Markets	AUD	1,997	2,071,997	2,068,868	(3,129)
Expiring 10/11/12	JPMorgan Chase	AUD	369	374,603	382,279	7,676
Expiring 10/11/12	RBC Dominion Securities	AUD	826	865,218	855,726	(9,492)
Expiring 11/01/12	Westpac Banking Corp.	AUD	402	418,683	415,647	(3,036)
Brazilian Real,
Expiring 10/02/12	UBS Securities	BRL	3,384	1,649,888	1,668,235	18,347
Expiring 10/02/12	UBS Securities	BRL	985	480,034	485,372	5,338
Expiring 10/02/12	UBS Securities	BRL	532	262,202	262,287	85
Expiring 10/02/12	UBS Securities	BRL	202	98,225	99,317	1,092
Expiring 12/04/12	Hong Kong & Shanghai Bank	BRL	307	150,000	150,259	259
Expiring 12/04/12	Morgan Stanley	BRL	1,272	620,000	622,011	2,011
Expiring 12/04/12	UBS Securities	BRL	594	290,000	290,629	629
Expiring 12/04/12	UBS Securities	BRL	307	150,000	150,259	259
British Pound,
Expiring 12/12/12	JPMorgan Chase	GBP	5,170	8,276,198	8,346,727	70,529
Expiring 12/12/12	JPMorgan Chase	GBP	146	237,017	235,710	(1,307)
Expiring 12/12/12	Royal Bank of Scotland Group PLC	GBP	12,124	19,560,922	19,573,639	12,717
Canadian Dollar,
Expiring 12/20/12	Barclays Capital Group	CAD	3,018	3,087,294	3,063,959	(23,335)
Expiring 12/20/12	BNP Paribas	CAD	20,360	20,985,039	20,670,048	(314,991)
Expiring 12/20/12	BNP Paribas	CAD	613	627,104	622,335	(4,769)
Expiring 12/20/12	Citigroup Global Markets	CAD	1,899	1,952,260	1,927,919	(24,341)
Expiring 12/20/12	Citigroup Global Markets	CAD	1,830	1,883,074	1,857,867	(25,207)
Expiring 12/20/12	JPMorgan Chase	CAD	1,830	1,884,655	1,857,868	(26,787)
Expiring 12/20/12	RBC Dominion Securities	CAD	1,773	1,816,608	1,800,000	(16,608)
Chinese Yuan,
Expiring 10/15/12	Hong Kong & Shanghai Bank	CNY	62,414	9,842,963	9,914,397	71,434
Expiring 10/15/12	Hong Kong & Shanghai Bank	CNY	8,333	1,314,146	1,323,683	9,537
Expiring 02/01/13	Barclays Capital Group	CNY	28,521	4,523,565	4,490,342	(33,223)
Expiring 02/01/13	Barclays Capital Group	CNY	5,355	849,264	843,027	(6,237)
Expiring 02/01/13	Deutsche Bank	CNY	5,642	896,585	888,306	(8,279)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 02/01/13	Deutsche Bank	CNY	3,634	$574,235	$572,187	$(2,048)
Expiring 02/01/13	JPMorgan Chase	CNY	59,229	9,295,910	9,324,962	29,052
Expiring 02/01/13	JPMorgan Chase	CNY	6,813	1,085,396	1,072,640	(12,756)
Expiring 02/01/13	JPMorgan Chase	CNY	1,682	267,929	264,864	(3,065)
Expiring 08/05/13	Deutsche Bank	CNY	5,000	798,212	778,318	(19,894)
Expiring 08/05/13	Deutsche Bank	CNY	1,000	159,642	155,663	(3,979)
Expiring 08/05/13	UBS Securities	CNY	15,564	2,464,598	2,422,737	(41,861)
Expiring 08/05/13	UBS Securities	CNY	2,582	408,857	401,913	(6,944)
Expiring 04/25/14	Barclays Capital Group	CNY	3,894	640,000	600,268	(39,732)
Expiring 04/25/14	Citigroup Global Markets	CNY	19,398	3,180,000	2,989,932	(190,068)
Expiring 04/25/14	Citigroup Global Markets	CNY	3,171	522,000	488,789	(33,211)
Expiring 04/25/14	Goldman Sachs & Co.	CNY	11,644	1,912,000	1,794,773	(117,227)
Expiring 04/25/14	Hong Kong & Shanghai Bank	CNY	2,598	427,000	400,491	(26,509)
Expiring 04/25/14	JPMorgan Chase	CNY	11,634	1,912,000	1,793,299	(118,701)
Expiring 04/25/14	JPMorgan Chase	CNY	7,399	1,213,000	1,140,499	(72,501)
Expiring 04/25/14	Royal Bank of Scotland Group PLC	CNY	19,406	3,180,000	2,991,157	(188,843)
Expiring 04/25/14	UBS Securities	CNY	2,605	427,000	401,478	(25,522)
Expiring 04/25/14	UBS Securities	CNY	2,592	427,000	399,504	(27,496)
Expiring 09/08/15	Barclays Capital Group	CNY	2,210	360,000	320,190	(39,810)
Expiring 09/08/15	Barclays Capital Group	CNY	762	125,966	110,367	(15,599)
Expiring 09/08/15	Citigroup Global Markets	CNY	7,911	1,311,248	1,146,017	(165,231)
Expiring 09/08/15	Citigroup Global Markets	CNY	3,520	581,818	509,893	(71,925)
Expiring 09/08/15	Citigroup Global Markets	CNY	1,472	239,000	213,263	(25,737)
Expiring 09/08/15	Morgan Stanley	CNY	1,046	170,000	151,447	(18,553)
Expiring 09/08/15	Morgan Stanley	CNY	739	120,000	106,991	(13,009)
Euro,
Expiring 10/01/12	JPMorgan Chase	EUR	542	699,978	696,903	(3,075)
Expiring 10/02/12	Barclays Capital Group	EUR	1,736	2,175,625	2,230,938	55,313
Expiring 10/02/12	BNP Paribas	EUR	2,994	3,903,706	3,847,597	(56,109)
Expiring 10/02/12	Citigroup Global Markets	EUR	6,201	8,147,686	7,968,921	(178,765)
Expiring 10/02/12	Citigroup Global Markets	EUR	4,078	5,301,714	5,240,648	(61,066)
Expiring 10/02/12	Deutsche Bank	EUR	1,031	1,289,961	1,324,940	34,979
Expiring 10/02/12	JPMorgan Chase	EUR	111,339	143,694,113	143,082,035	(612,078)
Expiring 10/02/12	JPMorgan Chase	EUR	5,397	6,989,601	6,935,699	(53,902)
Expiring 10/02/12	JPMorgan Chase	EUR	2,030	2,622,382	2,608,758	(13,624)
Expiring 10/02/12	Royal Bank of Scotland Group PLC	EUR	7,793	10,100,936	10,014,804	(86,132)
Expiring 10/04/12	Royal Bank of Scotland Group PLC	EUR	890	1,143,000	1,143,934	934
Expiring 10/15/12		EUR	128	159,722	164,515	4,793
Expiring 10/15/12	Barclays Capital Group	EUR	254	330,262	326,460	(3,802)
Expiring 10/15/12	BNP Paribas	EUR	113	145,370	145,236	(134)
Expiring 10/15/12	Deutsche Bank	EUR	363	446,320	466,555	20,235
Expiring 10/15/12	Hong Kong & Shanghai Bank	EUR	1,209	1,495,176	1,553,896	58,720
Expiring 10/15/12	Hong Kong & Shanghai Bank	EUR	85	106,836	109,249	2,413
Expiring 10/15/12	JPMorgan Chase	EUR	2,244	2,764,832	2,884,155	119,323
Expiring 10/15/12	JPMorgan Chase	EUR	170	220,194	218,497	(1,697)
Expiring 10/15/12	JPMorgan Chase	EUR	84	102,262	107,963	5,701
Expiring 10/15/12	Morgan Stanley	EUR	521	645,477	669,628	24,151
Expiring 10/15/12	Royal Bank of Canada	EUR	262	342,296	336,742	(5,554)
Expiring 10/15/12	Royal Bank of Scotland Group PLC	EUR	542	697,148	696,619	(529)
Expiring 10/15/12	UBS Securities	EUR	2,871	3,719,438	3,690,023	(29,415)
Expiring 10/15/12	UBS Securities	EUR	346	442,635	444,705	2,070
Expiring 11/02/12	BNP Paribas	EUR	1,133	1,457,151	1,456,488	(663)
Expiring 11/02/12	JPMorgan Chase	EUR	2,880	3,721,510	3,702,282	(19,228)
Expiring 10/11/13	JPMorgan Chase	EUR	648	843,372	836,181	(7,191)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Hong Kong Dollar,
Expiring 11/06/12	JPMorgan Chase	HKD	70	$8,996	$8,995	$(1)
Indian Rupee,
Expiring 10/03/12	Hong Kong & Shanghai Bank	INR	2,544	45,761	48,176	2,415
Expiring 10/03/12	Hong Kong & Shanghai Bank	INR	1,394	24,006	26,405	2,399
Japanese Yen,
Expiring 12/10/12	Barclays Capital Group	JPY	62,966	800,220	807,417	7,197
Expiring 12/10/12	BNP Paribas	JPY	17,221	221,646	220,826	(820)
Expiring 12/10/12	Citigroup Global Markets	JPY	126,111	1,615,101	1,617,129	2,028
Expiring 12/10/12	Citigroup Global Markets	JPY	21,034	269,382	269,720	338
Expiring 12/10/12	JPMorgan Chase	JPY	183,344	2,342,471	2,351,032	8,561
Malaysian Ringgit,
Expiring 10/16/12	Hong Kong & Shanghai Bank	MYR	60	18,922	19,661	739
Mexican Peso,
Expiring 10/18/12	Citigroup Global Markets	MXN	21,391	1,627,062	1,658,109	31,047
Expiring 10/18/12	JPMorgan Chase	MXN	12,891	974,839	999,250	24,411
Expiring 12/03/12	Deutsche Bank	MXN	4,162	313,009	321,162	8,153
Expiring 12/03/12	Goldman Sachs & Co.	MXN	22,260	1,729,000	1,717,785	(11,215)
Expiring 12/03/12	Goldman Sachs & Co.	MXN	4,763	368,000	367,561	(439)
Expiring 12/03/12	Goldman Sachs & Co.	MXN	4,752	368,000	366,709	(1,291)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	166,094	12,142,733	12,817,457	674,724
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	10,228	762,000	789,317	27,317
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	4,764	368,000	367,641	(359)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	4,763	368,000	367,570	(430)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	4,756	368,000	367,002	(998)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	4,754	368,000	366,860	(1,140)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	2,513	188,000	193,942	5,942
Expiring 12/03/12	JPMorgan Chase	MXN	358	26,395	27,588	1,193
Expiring 12/03/12	Morgan Stanley	MXN	9,964	752,692	768,959	16,267
Expiring 12/03/12	Morgan Stanley	MXN	6,677	498,000	515,276	17,276
Expiring 12/03/12	Morgan Stanley	MXN	1,560	117,752	120,365	2,613
Expiring 12/03/12	UBS Securities	MXN	26,522	1,961,000	2,046,736	85,736
Expiring 12/03/12	UBS Securities	MXN	26,204	2,041,000	2,022,186	(18,814)
Expiring 12/03/12	UBS Securities	MXN	17,402	1,302,000	1,342,949	40,949
Expiring 12/03/12	UBS Securities	MXN	16,898	1,260,000	1,304,032	44,032
Expiring 12/03/12	UBS Securities	MXN	912	67,381	70,357	2,976
New Taiwanese Dollar,
Expiring 11/30/12	Barclays Capital Group	TWD	77,556	2,631,686	2,646,224	14,538
New Zealand Dollar,
Expiring 10/11/12	Royal Bank of Scotland Group PLC	NZD	213	176,407	176,381	(26)
Norwegian Krone,
Expiring 11/21/12	Deutsche Bank	NOK	7,571	1,289,273	1,318,799	29,526
Philippine Peso,
Expiring 10/31/12	Citigroup Global Markets	PHP	556	12,699	13,309	610
Expiring 10/31/12	Citigroup Global Markets	PHP	29	664	696	32
Singapore Dollar,
Expiring 10/22/12	Royal Bank of Canada	SGD	30	23,450	24,046	596
Expiring 10/22/12	Royal Bank of Canada	SGD	1	913	936	23
South African Rand,
Expiring 10/26/12	Barclays Capital Group	ZAR	8,579	1,034,000	1,026,628	(7,372)
Expiring 10/26/12	Deutsche Bank	ZAR	10,770	1,287,111	1,288,866	1,755
Expiring 10/26/12	Hong Kong & Shanghai Bank	ZAR	14,081	1,705,000	1,685,079	(19,921)
Expiring 10/26/12	JPMorgan Chase	ZAR	2,356	284,000	281,989	(2,011)
South Korean Won,
Expiring 09/28/12	Barclays Capital Group	KRW	536	478	482	4

				$362,990,053	$361,622,563	$(1,367,490)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/11/12	Barclays Capital Group	AUD	281	$286,557	$291,113	$(4,556)
Expiring 10/11/12	Citigroup Global Markets	AUD	1,245	1,313,684	1,289,805	23,879
Expiring 10/11/12	Hong Kong & Shanghai Bank	AUD	810	841,995	839,150	2,845
Expiring 10/11/12	Royal Bank of Canada	AUD	29,282	30,194,720	30,335,805	(141,085)
Expiring 10/11/12	Royal Bank of Canada	AUD	11,599	11,960,541	12,016,427	(55,886)
Expiring 10/11/12	Royal Bank of Canada	AUD	5,238	5,401,269	5,426,506	(25,237)
Expiring 10/11/12	Royal Bank of Canada	AUD	216	223,503	223,773	(270)
Expiring 10/11/12	UBS Securities	AUD	6,061	6,311,350	6,279,124	32,226
Expiring 11/01/12	Hong Kong & Shanghai Bank	AUD	282	291,532	291,573	(41)
Brazilian Real,
Expiring 10/02/12	Barclays Capital Group	BRL	1,032	500,718	509,002	(8,284)
Expiring 10/02/12	Morgan Stanley	BRL	403	195,326	198,875	(3,549)
Expiring 10/02/12	UBS Securities	BRL	3,384	1,667,695	1,668,235	(540)
Expiring 10/02/12	UBS Securities	BRL	202	99,285	99,318	(33)
Expiring 10/02/12	UBS Securities	BRL	81	39,112	39,782	(670)
Expiring 12/04/12	UBS Securities	BRL	3,384	1,634,902	1,655,079	(20,177)
Expiring 12/04/12	UBS Securities	BRL	985	475,674	481,545	(5,871)
Expiring 12/04/12	UBS Securities	BRL	202	97,333	98,534	(1,201)
British Pound,
Expiring 12/12/12	Barclays Capital Group	GBP	1,273	2,067,021	2,055,200	11,821
Expiring 12/12/12	BNP Paribas	GBP	16,439	26,139,769	26,540,007	(400,238)
Expiring 12/12/12	BNP Paribas	GBP	4,625	7,354,245	7,466,849	(112,604)
Expiring 12/12/12	BNP Paribas	GBP	918	1,459,718	1,482,068	(22,350)
Expiring 12/12/12	BNP Paribas	GBP	690	1,120,730	1,113,973	6,757
Expiring 12/12/12	Credit Suisse First Boston Corp.	GBP	16,315	25,925,628	26,339,815	(414,187)
Expiring 12/12/12	Hong Kong & Shanghai Bank	GBP	1,401	2,269,949	2,261,850	8,099
Expiring 12/12/12	JPMorgan Chase	GBP	4,587	7,425,816	7,405,500	20,316
Expiring 12/12/12	JPMorgan Chase	GBP	1,098	1,777,534	1,772,671	4,863
Expiring 12/12/12	RBC Dominion Securities	GBP	1,026	1,664,109	1,656,429	7,680
Expiring 12/12/12	Royal Bank of Scotland Group PLC	GBP	1,192	1,925,795	1,924,429	1,366
Expiring 12/18/12	Bank of New York Mellon	GBP	16,200	26,117,187	26,153,824	(36,637)
Canadian Dollar,
Expiring 12/20/12	Barclays Capital Group	CAD	11,638	11,905,213	11,815,227	89,986
Expiring 12/20/12	Barclays Capital Group	CAD	103	104,618	104,569	49
Expiring 12/20/12	BNP Paribas	CAD	4,905	5,020,913	4,979,695	41,218
Expiring 12/20/12	BNP Paribas	CAD	1,863	1,899,929	1,891,370	8,559
Expiring 12/20/12	Citigroup Global Markets	CAD	14,887	15,370,002	15,113,704	256,298
Expiring 12/20/12	Citigroup Global Markets	CAD	12,649	13,059,391	12,841,623	217,768
Expiring 12/20/12	Deutsche Bank	CAD	10,731	10,999,780	10,894,415	105,365
Expiring 12/20/12	Deutsche Bank	CAD	8,499	8,697,744	8,628,426	69,318
Expiring 12/20/12	Deutsche Bank	CAD	7,272	7,442,051	7,382,740	59,311
Expiring 12/20/12	Deutsche Bank	CAD	4,907	5,029,906	4,981,725	48,181
Expiring 12/20/12	Deutsche Bank	CAD	4,199	4,304,172	4,262,944	41,228
Expiring 12/20/12	Hong Kong & Shanghai Bank	CAD	2,428	2,473,702	2,464,974	8,728
Expiring 12/20/12	Hong Kong & Shanghai Bank	CAD	1,361	1,386,618	1,381,726	4,892
Expiring 12/20/12	JPMorgan Chase	CAD	1,840	1,872,411	1,868,020	4,391
Expiring 12/20/12	JPMorgan Chase	CAD	1,762	1,808,821	1,788,832	19,989
Expiring 12/20/12	JPMorgan Chase	CAD	929	948,061	943,147	4,914
Chinese Yuan,
Expiring 10/15/12	BNP Paribas	CNY	62,414	9,831,180	9,914,397	(83,217)
Expiring 10/15/12	JPMorgan Chase	CNY	8,333	1,300,000	1,323,683	(23,683)
Expiring 02/01/13	Hong Kong & Shanghai Bank	CNY	62,414	9,813,558	9,826,460	(12,902)
Expiring 02/01/13	Hong Kong & Shanghai Bank	CNY	8,333	1,310,220	1,311,943	(1,723)
Expiring 02/01/13	JPMorgan Chase	CNY	85,217	13,374,720	13,416,518	(41,798)
Expiring 02/01/13	JPMorgan Chase	CNY	5,319	834,853	837,461	(2,608)
Expiring 02/01/13	Royal Bank of Scotland Group PLC	CNY	39,426	6,170,000	6,207,254	(37,254)

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Chinese Yuan (cont’d.),
Expiring 04/25/14	Deutsche Bank	CNY	33,623	$5,227,000	$5,182,468	$44,532
Euro,
Expiring 10/01/12	Royal Bank of Canada	EUR	542	697,042	696,519	523
Expiring 10/02/12	Barclays Capital Group	EUR	33,812	42,356,123	43,451,888	(1,095,765)
Expiring 10/02/12	Barclays Capital Group	EUR	1,304	1,688,366	1,675,774	12,592
Expiring 10/02/12	Barclays Capital Group	EUR	1,064	1,382,390	1,367,349	15,041
Expiring 10/02/12	BNP Paribas	EUR	8,974	11,543,256	11,532,510	10,746
Expiring 10/02/12	BNP Paribas	EUR	4,399	5,558,400	5,653,166	(94,766)
Expiring 10/02/12	Citigroup Global Markets	EUR	37,024	46,468,415	47,579,638	(1,111,223)
Expiring 10/02/12	Hong Kong & Shanghai Bank	EUR	8,141	10,230,892	10,462,020	(231,128)
Expiring 10/02/12	Hong Kong & Shanghai Bank	EUR	726	938,052	932,985	5,067
Expiring 10/02/12	JPMorgan Chase	EUR	37,024	46,531,504	47,579,638	(1,048,134)
Expiring 10/02/12	JPMorgan Chase	EUR	2,622	3,442,012	3,369,539	72,473
Expiring 10/02/12	RBC Dominion Securities	EUR	3,425	4,474,191	4,401,477	72,714
Expiring 10/02/12	Royal Bank of Scotland Group PLC	EUR	1,265	1,594,298	1,625,654	(31,356)
Expiring 10/02/12	Royal Bank of Scotland Group PLC	EUR	838	1,056,144	1,076,916	(20,772)
Expiring 10/02/12	UBS Securities	EUR	1,981	2,535,119	2,545,788	(10,669)
Expiring 10/15/12	Barclays Capital Group	EUR	726	951,481	933,109	18,372
Expiring 10/15/12	BNP Paribas	EUR	1,027	1,321,194	1,319,976	1,218
Expiring 10/15/12	Citigroup Global Markets	EUR	77	101,185	98,967	2,218
Expiring 10/15/12	Deutsche Bank	EUR	550	709,071	706,901	2,170
Expiring 10/15/12	Hong Kong & Shanghai Bank	EUR	1,216	1,564,080	1,562,894	1,186
Expiring 10/15/12	Hong Kong & Shanghai Bank	EUR	32	41,170	41,129	41
Expiring 10/15/12	Morgan Stanley	EUR	189	232,752	242,917	(10,165)
Expiring 10/15/12	Royal Bank of Canada	EUR	328	425,177	421,570	3,607
Expiring 10/15/12	UBS Securities	EUR	14,931	18,396,276	19,190,431	(794,155)
Expiring 10/15/12	UBS Securities	EUR	9,279	11,432,526	11,926,061	(493,535)
Expiring 11/02/12	JPMorgan Chase	EUR	111,339	143,737,536	143,127,928	609,608
Expiring 11/02/12	JPMorgan Chase	EUR	2,030	2,623,148	2,609,595	13,553
Expiring 11/02/12	UBS Securities	EUR	2,042	2,645,901	2,625,021	20,880
Expiring 11/20/12	Citigroup Global Markets	EUR	5,818	7,380,046	7,480,562	(100,516)
Expiring 11/20/12	Credit Suisse First Boston Corp.	EUR	7,532	9,617,008	9,684,357	(67,349)
Expiring 11/20/12	Credit Suisse First Boston Corp.	EUR	5,817	7,316,332	7,479,276	(162,944)
Expiring 11/20/12	Deutsche Bank	EUR	4,103	5,230,894	5,275,480	(44,586)
Expiring 12/17/12	Morgan Stanley	EUR	8,774	11,450,798	11,285,032	165,766
Expiring 05/23/13	Barclays Capital Group	EUR	11,634	14,917,115	14,989,554	(72,439)
Expiring 05/23/13	Credit Suisse First Boston Corp.	EUR	11,634	14,820,378	14,989,554	(169,176)
Expiring 09/13/13	Barclays Capital Group	EUR	2,964	3,844,901	3,823,707	21,194
Expiring 09/13/13	JPMorgan Chase	EUR	16,400	20,362,240	21,156,813	(794,573)
Expiring 10/11/13	JPMorgan Chase	EUR	648	785,975	836,180	(50,205)
Indian Rupee,
Expiring 10/03/12	Hong Kong & Shanghai Bank	INR	2,544	43,799	48,176	(4,377)
Expiring 10/03/12	Hong Kong & Shanghai Bank	INR	1,394	25,082	26,406	(1,324)
Indonesia Rupiah,
Expiring 01/30/13	Morgan Stanley	IDR	106,960	10,918	10,986	(68)
Japanese Yen,
Expiring 12/10/12	Barclays Capital Group	JPY	160,934	2,054,000	2,063,666	(9,666)
Expiring 12/10/12	Barclays Capital Group	JPY	58,738	749,673	753,201	(3,528)
Expiring 12/10/12	Citigroup Global Markets	JPY	293,830	3,772,110	3,767,800	4,310
Expiring 12/14/12	State Street Bank	JPY	752,648	9,574,943	9,651,882	(76,939)
Mexican Peso,
Expiring 10/18/12	Barclays Capital Group	MXN	12,891	963,994	999,250	(35,256)
Expiring 10/18/12	Hong Kong & Shanghai Bank	MXN	21,391	1,600,624	1,658,109	(57,485)
Expiring 11/29/12	Citigroup Global Markets	MXN	7,542	566,959	582,257	(15,298)
Expiring 11/29/12	UBS Securities	MXN	6,328	475,995	488,526	(12,531)
Expiring 12/03/12	Citigroup Global Markets	MXN	6,752	523,000	521,065	1,935

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Mexican Peso (cont’d.),
Expiring 12/03/12	Credit Suisse First Boston Corp.	MXN	15,320	$1,157,614	$1,182,230	$(24,616)
Expiring 12/03/12	Credit Suisse First Boston Corp.	MXN	2,503	189,153	193,175	(4,022)
Expiring 12/03/12	Deutsche Bank	MXN	26,241	2,031,930	2,025,038	6,892
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	27,209	2,093,000	2,099,679	(6,679)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	19,775	1,510,000	1,526,028	(16,028)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	1,992	147,070	153,682	(6,612)
Expiring 12/03/12	Morgan Stanley	MXN	40,785	3,163,000	3,147,391	15,609
Expiring 12/03/12	Morgan Stanley	MXN	39,662	3,028,000	3,060,725	(32,725)
Expiring 12/03/12	Morgan Stanley	MXN	34,020	2,638,000	2,625,287	12,713
Expiring 12/03/12	Morgan Stanley	MXN	30,948	2,365,000	2,388,279	(23,279)
Expiring 12/03/12	Morgan Stanley	MXN	30,485	2,367,000	2,352,488	14,512
Expiring 12/03/12	Morgan Stanley	MXN	27,072	2,100,000	2,089,150	10,850
Expiring 12/03/12	Morgan Stanley	MXN	19,320	1,478,000	1,490,951	(12,951)
Expiring 12/03/12	Morgan Stanley	MXN	15,898	1,233,000	1,226,868	6,132
Expiring 12/03/12	Morgan Stanley	MXN	15,703	1,199,000	1,211,773	(12,773)
Expiring 12/03/12	Morgan Stanley	MXN	5,600	434,000	432,143	1,857
Expiring 12/03/12	Morgan Stanley	MXN	2,913	220,000	224,768	(4,768)
Expiring 12/03/12	Morgan Stanley	MXN	13	1,000	994	6
Expiring 12/03/12	UBS Securities	MXN	31,757	2,415,000	2,450,698	(35,698)
Expiring 12/03/12	UBS Securities	MXN	18,273	1,384,000	1,410,119	(26,119)
Expiring 12/03/12	UBS Securities	MXN	17,656	1,356,000	1,362,545	(6,545)
Expiring 12/13/12	Credit Suisse First Boston Corp.	MXN	3,765	282,607	290,236	(7,629)
New Taiwanese Dollar,
Expiring 11/30/12	Barclays Capital Group	TWD	889	30,178	30,345	(167)
Expiring 11/30/12	Citigroup Global Markets	TWD	23,721	796,000	809,360	(13,360)
Expiring 11/30/12	UBS Securities	TWD	36,582	1,228,000	1,248,191	(20,191)
Expiring 11/30/12	UBS Securities	TWD	17,087	573,000	583,008	(10,008)
New Zealand Dollar,
Expiring 10/11/12	JPMorgan Chase	NZD	25,951	20,898,340	21,489,500	(591,160)
Norwegian Krone,
Expiring 11/21/12	Deutsche Bank	NOK	46,987	8,001,464	8,184,709	(183,245)
Singapore Dollar,
Expiring 10/22/12	Royal Bank of Canada	SGD	33	26,572	27,248	(676)
South African Rand,
Expiring 10/26/12	Barclays Capital Group	ZAR	8,293	1,000,000	992,415	7,585
Expiring 10/26/12	Barclays Capital Group	ZAR	7,317	881,798	875,637	6,161
Expiring 10/26/12	Barclays Capital Group	ZAR	3,561	429,186	426,187	2,999
Expiring 10/26/12	Citigroup Global Markets	ZAR	12,184	1,475,000	1,458,058	16,942
Expiring 10/26/12	Citigroup Global Markets	ZAR	2,604	317,000	311,663	5,337
Expiring 10/26/12	Deutsche Bank	ZAR	256,826	30,928,567	30,734,879	193,688
Expiring 10/26/12	Hong Kong & Shanghai Bank	ZAR	28,536	3,440,962	3,414,987	25,975
Expiring 10/26/12	JPMorgan Chase	ZAR	18,085	2,187,000	2,164,262	22,738
Expiring 10/26/12	JPMorgan Chase	ZAR	10,295	1,245,000	1,232,041	12,959
Expiring 10/26/12	JPMorgan Chase	ZAR	10,246	1,246,000	1,226,097	19,903
Expiring 10/26/12	Morgan Stanley	ZAR	6,814	812,000	815,510	(3,510)
South Korean Won,
Expiring 09/28/12	JPMorgan Chase	KRW	536	478	482	(4)

				$896,040,964	$902,577,607	$(6,536,643)

Reverse Repurchase Agreement outstanding at September 30, 2012:

Broker	Interest Rate	Trade Date	Value at September 30, 2012	Maturity Date	Cost
RBC Dominion Securities	0.24%	09/05/2012	$12,526,463	10/04/2012	$12,526,463

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
	$1,500	07/15/22	0.000%	CPI Urban Consumers NAS(1)	$2	$9,300	$(9,298)	BNP Paribas Bank
	1,000	07/15/22	0.000%	CPI Urban Consumers NAS(1)	—	7,294	(7,294)	Deutsche Bank AG
	700	12/19/42	2.500%	3 month LIBOR(1)	20,008	5,731	14,277	HSBC Bank USA
AUD	1,800	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	197,723	(6,380)	204,103	Barclays Bank PLC
AUD	1,200	12/15/17	5.500%	6 month Australian Bank Bill rate(1)	131,815	(3,801)	135,616	Deutsche Bank AG
AUD	5,100	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	96,403	(2,106)	98,509	Deutsche Bank AG
AUD	4,800	03/15/18	3.750%	6 month Australian Bank Bill rate(1)	90,732	9,820	80,912	Goldman Sachs & Co.
AUD	18,500	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	391,687	(27,902)	419,589	Goldman Sachs & Co.
BRL	9,600	01/02/14	11.960%	Brazilian interbank lending rate(1)	358,679	(3,016)	361,695	Goldman Sachs & Co.
BRL	6,300	01/02/14	12.120%	Brazilian interbank lending rate(1)	252,430	4,604	247,826	HSBC Bank USA
BRL	4,600	01/02/14	10.530%	Brazilian interbank lending rate(1)	83,845	2,914	80,931	HSBC Bank USA
BRL	3,100	01/02/14	12.510%	Brazilian interbank lending rate(1)	112,007	1,831	110,176	Barclays Bank PLC
BRL	3,000	01/02/14	12.560%	Brazilian interbank lending rate(1)	109,716	2,767	106,949	HSBC Bank USA
BRL	2,600	01/02/14	10.580%	Brazilian interbank lending rate(1)	48,673	5,823	42,850	Morgan Stanley
BRL	1,300	01/02/14	11.990%	Brazilian interbank lending rate(1)	49,054	143	48,911	Barclays Bank PLC
BRL	1,100	01/02/14	10.870%	Brazilian interbank lending rate(1)	23,580	3,351	20,229	JPMorgan Chase & Co.
BRL	1,000	01/02/14	11.940%	Brazilian interbank lending rate(1)	33,564	1,092	32,472	HSBC Bank USA
BRL	115,100	01/02/15	8.630%	Brazilian interbank lending rate(1)	519,067	603,500	(84,433)	Morgan Stanley
BRL	11,400	01/02/15	8.630%	Brazilian interbank lending rate(1)	51,411	50,991	420	Morgan Stanley

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter swap agreements:
BRL	7,200	01/02/15	9.930%	Brazilian interbank lending rate(1)	$126,287	$2,607	$123,680	Morgan Stanley
BRL	6,400	01/02/15	8.260%	Brazilian interbank lending rate(1)	6,120	6,528	(408)	UBS AG
BRL	6,000	01/02/15	9.930%	Brazilian interbank lending rate(1)	105,201	2,584	102,617	UBS AG
BRL	4,800	01/02/15	8.830%	Brazilian interbank lending rate(1)	31,058	26,923	4,135	HSBC Bank USA
BRL	4,700	01/02/15	9.940%	Brazilian interbank lending rate(1)	82,904	—	82,904	Goldman Sachs & Co.
BRL	4,600	01/02/15	8.260%	Brazilian interbank lending rate(1)	4,153	3,514	639	Goldman Sachs & Co.
BRL	3,000	01/02/15	10.140%	Brazilian interbank lending rate(1)	59,010	8,232	50,778	HSBC Bank USA
BRL	1,700	01/02/15	10.610%	Brazilian interbank lending rate(1)	41,156	—	41,156	Morgan Stanley
BRL	200	01/02/15	8.410%	Brazilian interbank lending rate(1)	478	432	46	Goldman Sachs & Co.
JPY	420,000	12/21/21	1.500%	6 month LIBOR(1)	407,522	100,154	307,368	Credit Suisse International
JPY	410,000	12/21/41	2.000%	6 month LIBOR(1)	469,138	508,503	(39,365)	Credit Suisse First Boston
MXN	33,100	12/08/15	6.590%	28 day Mexican interbank rate(1)	119,933	(26,545)	146,478	Morgan Stanley
MXN	21,500	12/08/15	6.590%	28 day Mexican interbank rate(1)	77,902	4,999	72,903	HSBC Bank USA
MXN	30,700	06/08/16	5.800%	28 day Mexican interbank rate(1)	57,968	(48)	58,016	HSBC Bank USA
MXN	236,600	09/06/16	5.600%	28 day Mexican interbank rate(1)	321,371	33,627	287,744	HSBC Bank USA
MXN	186,000	09/02/22	5.500%	28 day Mexican interbank rate(1)	(377,891)	(166,886)	(211,005)	Morgan Stanley
Exchange-traded swap agreements:
EUR	7,900	03/21/17	2.000%	6 Month Euribor(1)	568,053	(47,435)	615,488	—
EUR	2,000	03/20/23	1.750%	6 Month Euribor(1)	28,386	38,426	(10,040)	—
JPY	4,720,000	03/21/23	0.000%	6 month LIBOR(1)	898,493	541,370	357,123	—

JPY	600,000	12/21/41	0.334%	6 month LIBOR(1)	688,487	875,076	(186,589)	—
	4,900	06/20/16	0.000%	3 month LIBOR(1)	(141,066)	(114,513)	(26,553)	—
	100,500	06/20/17	0.000%	3 month LIBOR(1)	(3,985,989)	(3,333,439)	(652,550)	—
	18,200	06/19/22	0.000%	3 month LIBOR(1)	29,752	305,460	(275,708)	—

					$2,188,822	$(564,475)	$2,753,297

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	Portfolio pays the fixed rate and receives the floating rate.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	$2,200	$(17,225)	$(61,175)	$43,950	Bank of America
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	1,200	(9,396)	(21,940)	12,544	Citigroup, Inc.
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	1,100	(8,613)	(19,901)	11,288	Goldman Sachs & Co.
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	800	(6,264)	(12,807)	6,543	Deutsche Bank AG
Dow Jones CDX MCDX 15 5Y	12/20/15	1.000%	500	(3,915)	(6,935)	3,020	Morgan Stanley
Dow Jones CDX MCDX 16 5Y	06/20/16	1.000%	2,000	(24,196)	(30,907)	6,711	Goldman Sachs & Co.
Dow Jones CDX NA IG 5 10Y	12/20/15	0.460%	330	(13,669)	—	(13,669)	Morgan Stanley

				$(83,278)	$(153,665)	$70,387

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Ally Financial, Inc.	12/20/12	5.000%	$500	0.697%	$5,485	$899	$4,586	Bank of America
Australian Government	09/20/16	1.000%	700	0.346%	18,374	9,803	8,571	UBS AG
Australian Government	09/20/16	1.000%	700	0.346%	18,374	8,234	10,140	UBS AG
Australian Government	09/20/16	1.000%	400	0.346%	9,948	4,551	5,397	UBS AG
Australian Government	09/20/16	1.000%	100	0.346%	2,487	1,176	1,311	Deutsche Bank AG
Australian Government	09/20/16	1.000%	100	0.346%	2,487	1,118	1,369	Royal Bank of Scotland Group PLC
Australian Government	12/20/16	1.000%	1,400	0.364%	35,483	(5,089)	40,572	Credit Suisse First Boston
Australian Government	12/20/16	1.000%	1,100	0.364%	27,880	2,086	25,794	Deutsche Bank AG
Australian Government	12/20/16	1.000%	400	0.364%	10,138	(1,454)	11,592	Goldman Sachs & Co.
Australian Government	12/20/16	1.000%	300	0.364%	7,604	690	6,914	Morgan Stanley
Australian Government	12/20/16	1.000%	300	0.364%	7,604	(1,031)	8,635	UBS AG
Australian Government	12/20/16	1.000%	300	0.364%	7,604	(1,329)	8,933	UBS AG
BP Capital Markets America	12/20/15	1.000%	600	0.554%	8,294	(8,635)	16,929	Morgan Stanley
Commonwealth of Pennsylvania	03/20/21	1.400%	1,100	1.186%	21,424	—	21,424	Morgan Stanley
Federal Republic of Brazil	06/20/15	1.000%	500	0.666%	4,743	(2,303)	7,046	Barclays Bank PLC
Federal Republic of Brazil	06/20/15	1.000%	500	0.666%	4,743	(5,163)	9,906	Royal Bank of Scotland PLC
Federal Republic of Brazil	06/20/20	1.000%	600	1.364%	(15,948)	(15,150)	(798)	Deutsche Bank AG
International Lease Finance	06/20/16	5.000%	1,100	3.012%	75,127	(51,195)	126,322	Bank of America
Japan Gov’t. Series 55	12/20/15	1.000%	1,100	0.482%	19,473	15,114	4,359	Goldman Sachs & Co.
Japan Gov’t. Series 55	06/20/16	1.000%	100	0.581%	1,614	(4)	1,618	HSBC Bank USA
Kingdom of Spain	06/20/17	1.000%	8,800	3.726%	(1,002,943)	(1,361,603)	358,660	Goldman Sachs & Co.
Kingdom of Spain	06/20/17	1.000%	2,600	3.726%	(296,324)	(385,190)	88,866	Citigroup, Inc.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)			Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Kingdom of Spain	06/20/17	1.000%	$		1,000	3.726%	$(113,971)	$(151,901)	$37,930	JPMorgan Chase & Co.
Nokia Oyj	09/20/14	5.000%		EUR	400	5.903%	(7,953)	(40,231)	32,278	Goldman Sachs & Co.
People’s Republic of China	03/20/16	1.000%			1,700	0.479%	29,345	12,173	17,172	Citigroup, Inc.
People’s Republic of China	06/20/16	1.000%			2,200	0.537%	36,157	18,603	17,554	Deutsche Bank AG
People’s Republic of China	12/20/16	1.000%			700	0.632%	10,366	(21,750)	32,116	Morgan Stanley
Republic of Italy	06/20/17	1.000%			1,200	3.400%	(120,104)	(168,250)	48,146	Deutsche Bank AG
Republic of Italy	06/20/17	1.000%			400	3.400%	(40,035)	(55,819)	15,784	Goldman Sachs & Co.
Republic of Italy	06/20/17	1.000%			100	3.400%	(10,224)	(16,641)	6,417	Royal Bank of Scotland Group PLC
U.S. Treasury Note	06/20/16	0.250%		EUR	2,600	0.285%	4,538	(33,168)	37,706	Royal Bank of Scotland PLC
U.S. Treasury Note	06/20/16	0.250%		EUR	1,300	0.285%	2,269	(16,495)	18,764	UBS AG
U.S. Treasury Note	06/20/16	0.250%		EUR	1,200	0.285%	2,094	(14,625)	16,719	Royal Bank of Scotland PLC
United Kingdom Treasury	06/20/15	1.000%			1,300	0.189%	28,941	6,212	22,729	Deutsche Bank AG
United Kingdom Treasury	06/20/15	1.000%			500	0.189%	11,131	1,998	9,133	Deutsche Bank AG
United Kingdom Treasury	06/20/15	1.000%			300	0.189%	6,679	1,209	5,470	Citigroup, Inc.
United Kingdom Treasury	06/20/16	1.000%			400	0.293%	10,456	3,768	6,688	Citigroup, Inc.
United Kingdom Treasury	06/20/16	1.000%			300	0.293%	7,842	2,826	5,016	Citigroup, Inc.
United Kingdom Treasury	09/20/16	1.000%			2,100	0.320%	55,878	12,696	43,182	Morgan Stanley

							$(1,112,920)	$(2,253,870)	$1,140,950

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
Abbey National Treasury	06/20/16	$1,900	1.000%	$83,308	$119,441	$(36,133)	BNP Paribas Bank
American General Finance Corp.	12/20/17	2,000	1.300%	547,387	—	547,387	Royal Bank of Scotland PLC
American General Finance Corp.	12/20/17	1,900	1.370%	515,246	—	515,246	Merrill Lynch & Co.
Autozone, Inc.	12/20/12	1,100	0.620%	(1,597)	—	(1,597)	Bank of America
Autozone, Inc.	06/20/16	1,400	0.870%	(28,429)	—	(28,429)	Bank of America
Autozone, Inc.	06/20/16	1,000	0.720%	(14,681)	—	(14,681)	Deutsche Bank AG
Bank of America	06/20/18	1,500	1.000%	60,857	195,363	(134,506)	Deutsche Bank AG

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2) (cont’d.)
Cardinal Health, Inc.	06/20/17	$250	0.580%	$(2,023)	$—	$(2,023)	Goldman Sachs & Co.
Computer Sciences Corp.	03/20/13	1,000	0.620%	(1,061)	—	(1,061)	Morgan Stanley
Cytec Industries, Inc.	09/20/17	900	1.000%	3,501	49,973	(46,472)	Citigroup, Inc.
Dow Jones CDX NA IG 5 7Y	12/20/12	500	0.140%	(153)	—	(153)	Morgan Stanley
Embarq Corp.	06/20/13	100	1.000%	(622)	(347)	(275)	Barclays Bank PLC
Goodrich (BF) Co.	09/20/16	100	0.510%	(1,568)	—	(1,568)	Deutsche Bank AG
Hanson Ltd.	03/20/13	1,300	1.000%	(4,086)	(277)	(3,809)	Goldman Sachs & Co.
Health Care REIT	06/20/15	300	2.930%	(18,697)	—	(18,697)	Barclays Bank PLC
Intesa San Paolo	12/20/16	800	5.000%	(45,989)	41,096	(87,085)	Barclays Bank PLC
J.C. Penney Corp.	06/20/17	300	1.000%	71,583	11,888	59,695	Deutsche Bank AG
Jones Apparel Group	12/20/14	660	1.000%	9,705	9,286	419	Deutsche Bank AG
Limited Brands, Inc.	09/20/17	1,200	4.800%	(161,514)	(138,673)	(22,841)	Deutsche Bank AG
Limited Brands, Inc.	09/20/17	500	3.550%	(37,667)	—	(37,667)	Goldman Sachs & Co.
Macy’s Retail Holdings, Inc.	09/20/14	1,400	5.000%	(128,359)	(57,118)	(71,241)	Morgan Stanley
Marsh & McLennan Cos. Inc.	09/20/15	200	0.990%	(4,102)	—	(4,102)	Bank of America
New York Times Co.	03/20/15	800	5.000%	(78,377)	(33,248)	(45,129)	Deutsche Bank AG
Pearson	06/20/18	1,000	0.690%	80	—	80	Citigroup, Inc.
Race Point CLO	04/15/20	300	4.030%	84,936	1,301	83,635	Merrill Lynch & Co.
Race Point CLO	04/15/20	300	1.950%	59,862	607	59,255	Merrill Lynch & Co.
Rexam PLC	06/20/13	500	1.450%	(5,107)	—	(5,107)	Barclays Bank PLC
Santander International	03/20/15	2,500	3.000%	466	14,677	(14,211)	BNP Paribas Bank
Saratoga CLO, Ltd.	12/15/19	300	1.880%	70,672	1,276	69,396	Merrill Lynch & Co.
Sealed Air Corp.	09/20/13	100	0.590%	13	—	13	Citigroup, Inc.
Spectra Energy Capital	06/20/18	2,400	0.840%	55,259	—	55,259	Deutsche Bank AG
U.S. Treasury Note	12/20/17	1,800	0.250%	9,528	13,087	(3,559)	Deutsche Bank AG
U.S. Treasury Note	12/20/17	800	0.250%	4,137	3,761	376	UBS AG
United Kingdom Treasury	12/20/17	3,300	1.000%	(82,047)	(80,402)	(1,645)	BNP Paribas Bank
United Kingdom Treasury	12/20/17	400	1.000%	(9,934)	(9,958)	24	Goldman Sachs & Co.
United Kingdom Treasury	12/20/17	200	1.000%	(4,958)	(4,790)	(168)	Bank of America
Exchange-traded credit default swaps – Buy Protection(2):
Dow Jones CDX NA IG 10 5Y	06/20/13	2,226	1.550%	(19,568)	(7,904)	(11,664)	—
Dow Jones CDX NA IG 9 10Y	12/20/17	1,839	0.800%	39,866	81,925	(42,059)	—

				$965,867	$210,964	$754,903

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at September 30, 2012:

	Notional Amount (000)	Termination Date	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
JPY	512,000	05/15/14	3 Month LIBOR(1)	$(168,079)	$(60,568)	$(107,511)	BNP Paribas Bank

(1)	The Portfolio pays a floating rate of 3 month LIBOR -75.5 bps based on a notional amount of JPY 512,000,000. The Portfolio receives a floating rate of 3 month LIBOR based on a notional amount of $6,400,000.

Total return swap agreements outstanding at September 30, 2012:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group	12/23/12	$10	Pay $913.50 strike and receive variance based on Dec. 2012 Wheat Future.	$(1,100)	$—	$(1,100)
Australia and New Zealand Banking Group	12/27/12	10	Pay $925.75 strike and receive variance based on Dec. 2012 Wheat Future.	175	—	175
Bank of America	10/31/12	10,087	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +11bps.	—	2,610	(2,610)
Bank of America	10/31/12	9,812	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +14 bps.	—	2,765	(2,765)
Bank of America	11/30/12	6,176	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +14 bps.	—	1,740	(1,740)
Barclays Bank PLC	03/12/13	390	Pay $0.0545225 strike and receive variance based on GOLDLNPM.	3,795	—	3,795
Barclays Bank PLC	10/15/12	56,930	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	1,162,586	—	1,162,586
Barclays Bank PLC	12/20/13	700	VARS SPX .074529 12/20/13 BRC	14,211	—	14,211
Deutsche Bank AG	03/07/13	390	Pay $0.051984 strike and receive variance based on GOLDLNPM.	3,017	—	3,017
Deutsche Bank AG	10/17/12	100	Pay $0.1225 strike and receive variance on Nov. 2012 WTI Crude Oil future.	5,632	—	5,632
Deutsche Bank AG	11/15/12	30	Pay $1424.50 strike and receive variance on Oct. 2012 Platinum future.	72,227	—	72,227
Deutsche Bank AG	12/28/12	—	Pay $1770.80 strike and receive variance on Dec. 2012 Gold future.	9	—	9

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Total return swap agreements outstanding at September 30, 2012 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Deutsche Bank AG	12/31/19	$24	Pay $7.20 strike and receive variance on Dec. 2019 Natural Gas future.	$(329)	$—	$(329)
Deutsche Bank AG	02/15/13	11,134	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	187,336	(77,747)	265,083
Deutsche Bank AG	02/15/13	8,917	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	438,342	(414,522)	852,864
Goldman Sachs & Co.	11/30/12	620	Pay $0.04950625 strike and receive variance based on GOLDLNPM.	4,024	—	4,024
Goldman Sachs & Co.	02/26/13	580	Pay $0.050625 strike and receive variance based on GOLDLNPM.	4,662	—	4,662
Goldman Sachs & Co.	11/09/12	—	Pay $1397.64 strike and receive variance based on PLTMLNPM.	32	—	32
Goldman Sachs & Co.	11/09/12	—	Pay $1403.59 strike and receive variance based on PLTMLNPM.	15	—	15
Goldman Sachs & Co.	11/09/12	—	Pay $1614.24 strike and receive variance based on GOLDLNPM.	(9)	—	(9)
Goldman Sachs & Co.	11/29/12	300	VARS DJUBS .0361 11/29/12 GST	2,129	—	2,129
Goldman Sachs & Co.	12/20/13	1,100	VARS SPX .0729 12/20/13 GST	20,366	—	20,366
JPMorgan Chase & Co.	02/25/13	870	Pay $0.050176 strike and receive variance based on GOLDLNPM.	8,156	—	8,156
JPMorgan Chase & Co.	02/25/13	430	Pay $0.051529 strike and receive variance based on GOLDLNPM.	4,226	—	4,226
JPMorgan Chase & Co.	02/25/13	1,050	Pay $0.05175625 strike and receive variance based on GOLDLNPM.	10,557	—	10,557
JPMorgan Chase & Co.	09/30/14	470	Pay $0.075625 strike and receive variance based on GOLDLNPM.	—	—	—
JPMorgan Chase & Co.	05/17/13	90	Pay $0.0976562 strike and receive variance based on May 2013 Corn Future.	2,588	—	2,588
JPMorgan Chase & Co.	02/15/13	58,845	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(1,493,074)	—	(1,493,074)
JPMorgan Chase & Co.	02/15/13	18,493	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(383,833)	(337,882)	(45,951)
JPMorgan Chase & Co.	02/15/13	4,972	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	(116,843)	—	(116,843)
Morgan Stanley	02/15/13	43,982	Receive fixed payments on the Dow-Jones-UBS Commodity Total Return Index and pay variable payments based on the U.S. Treasury Bill.	1,942,365	(1,080,356)	3,022,721

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Total return swap agreements outstanding at September 30, 2012 (continued):

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Royal Bank of Scotland Group PLC	07/31/13	$36,164	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +11 bps.	$—	$2,289	$(2,289)
Royal Bank of Scotland Group PLC	08/30/13	18,067	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +11 bps.	—	4,676	(4,676)
Royal Bank of Scotland Group PLC	01/31/13	15,923	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +12 bps.	—	4,050	(4,050)
Royal Bank of Scotland Group PLC	09/30/13	10,250	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +12 bps.	33,234	—	33,234
Royal Bank of Scotland Group PLC	10/31/12	3,926	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +13.5 bps.	—	1,091	(1,091)
Royal Bank of Scotland Group PLC	02/28/13	33,716	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +14 bps.	—	2,290	(2,290)
Royal Bank of Scotland Group PLC	10/31/12	3,786	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +8 bps.	—	893	(893)
Royal Bank of Scotland Group PLC	05/31/13	5,494	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA +8 bps.	—	1,296	(1,296)
Royal Bank of Scotland Group PLC	01/31/13	50,596	Receive fixed rate payments on Wilshire REIT Index rate and pay variable payments on the one month LIBOR-BBA -3 bps.	—	(17,108)	17,108

				$1,924,496	$(1,903,915)	$3,828,411

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$150,096,776	$—	$—
Common Stocks	2,626,998,390	250,656,679	—
Exchange Traded Funds	540,414,077	—	—
Preferred Stocks	9,412,928	—	—
Asset-Backed Securities	—	42,626,262	1,223,059
Bank Loans	—	7,267,416	—
Certificates of Deposit	—	25,465,611	—

AST ADVANCED STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3
Commercial Mortgage-Backed Securities	$—	$19,038,979	$2,135,456
Commercial Paper	—	13,321,584	—
Corporate Bonds	—	433,128,276	—
Foreign Government Bonds	—	379,755,720	—
Municipal Bonds	—	62,131,757	—
Residential Mortgage-Backed Securities	—	99,885,795	1,506,386
U.S. Government Agency Obligations	—	322,869,787	—
U.S. Treasury Obligations	—	883,001,221	—
Affiliated Money Market Mutual Fund	678,738,815	—	—
Repurchase Agreements	—	302,200,000	—
Foreign Treasury Obligations	—	5,161,931	—
Options Purchased	2,005	1,254,037	98,837
Options Written	—	(4,858,525)	(9,646)
Short Sales – U.S. Government
Agency Obligations	—	(49,881,250)	—
Reverse Repurchase Agreement	—	(12,526,463)	—
Other Financial Instruments*
Futures	788,594	—	—
Foreign Forward Currency Contracts	—	(7,904,133)	—
Interest Rate Swaps	(178,829)	2,932,126	—
Credit Default Swaps	(53,723)	1,880,800	139,163
Total Return Swaps	—	2,665,825	1,162,586
Currency Swaps	—	(107,511)	—

Total	$4,006,219,033	$2,779,965,924	$6,255,841

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/11 was $1,585,028,896. An amount of $115,742,181 was transferred from Level 1 into Level 2 at 9/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2012 categorized by risk exposure.

Derivative Fair Value
at 9/30/12
Credit contracts	$1,966,240
Equity contracts	3,319,389
Foreign exchange contracts	(8,011,644)
Interest rate contracts	316,652
Commodity contracts	220,969

Total	$(2,188,394)

AST BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.7%
AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	18,380,365	$172,591,623
AST Federated Aggressive Growth Portfolio*	4,675,546	46,334,661
AST Goldman Sachs Concentrated Growth Portfolio	6,138,166	193,168,086
AST Goldman Sachs Large-Cap Value Portfolio	9,964,217	171,882,748
AST Goldman Sachs Mid-Cap Growth Portfolio	4,612,867	23,802,391
AST Goldman Sachs Small-Cap Value Portfolio	2,893,484	34,172,049
AST High Yield Portfolio	21,316,623	158,808,844
AST International Growth Portfolio	38,119,717	423,128,862
AST International Value Portfolio	29,272,157	422,689,941
AST Jennison Large-Cap Growth Portfolio*	33,911,257	481,200,743
AST Jennison Large-Cap Value Portfolio	28,117,808	344,724,325
AST Large-Cap Value Portfolio	24,668,621	339,440,220
AST Lord Abbett Core Fixed-Income Portfolio	36,379,168	416,177,682
AST Marsico Capital Growth Portfolio	22,112,678	480,066,250
AST MFS Growth Portfolio*	26,050,710	290,986,431
AST MFS Large-Cap Value Portfolio	16,675,428	169,922,610
AST Mid-Cap Value Portfolio	4,036,211	51,946,037
AST Money Market Portfolio	74,771,934	74,771,934
AST Neuberger Berman Core Bond Portfolio	26,270,305	277,939,825
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,438,367	35,240,003
AST Parametric Emerging Markets Equity Portfolio	16,383,402	139,258,919
AST PIMCO Limited Maturity Bond Portfolio	8,264,852	87,028,895
AST PIMCO Total Return Bond Portfolio	67,428,092	836,782,627
AST Prudential Core Bond Portfolio	65,260,445	700,244,572
AST Small-Cap Growth Portfolio*	3,048,688	68,504,022
AST Small-Cap Value Portfolio	5,566,907	79,885,118
AST T. Rowe Price Equity Income Portfolio	54,784,676	511,141,026
AST T. Rowe Price Global Bond Portfolio	23,137	258,908
AST T. Rowe Price Large-Cap Growth Portfolio*	33,422,149	481,947,394
AST T. Rowe Price Natural Resources Portfolio	2,139,761	42,196,078
AST Western Asset Core Plus Bond Portfolio	52,335,857	556,853,521
AST Western Asset Emerging Markets Debt Portfolio	9,258,175	93,970,480

TOTAL LONG-TERM INVESTMENTS (cost $7,763,659,455)(w)		8,207,066,825

SHORT-TERM INVESTMENTS — 5.4%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $452,062,543)(w)	452,062,543	452,062,543

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bill (cost $15,996,444)
0.100%	12/20/12	$16,000	$15,997,072

TOTAL SHORT-TERM INVESTMENTS (cost $468,058,987)			468,059,615

TOTAL INVESTMENTS — 100.1% (cost $8,231,718,442)			8,675,126,440
Liabilities in excess of other assets(x) — (0.1)%			(8,070,798)

NET ASSETS — 100.0%			$8,667,055,642

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown is the effective yield at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BALANCED ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)
Long Positions:
1,136	10 Year U.S. Treasury Notes	Dec. 2012	$150,547,555	$151,638,250	$1,090,695
224	CAC40 10 Euro	Oct. 2012	10,259,709	9,651,648	(608,061)
42	DAX Index	Dec. 2012	9,982,134	9,766,924	(215,210)
160	FTSE 100 Index	Dec. 2012	14,954,954	14,760,605	(194,349)
272	Russell 2000 Mini	Dec. 2012	22,918,480	22,695,680	(222,800)
519	S&P 500	Dec. 2012	185,947,600	186,087,450	139,850
154	TOPIX Index	Dec. 2012	14,360,930	14,504,100	143,170

					$133,295

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$8,659,129,368	$—	$—
U.S. Treasury Obligation	—	15,997,072	—
Other Financial Instruments*
Futures	133,295	—	—

Total	$8,659,262,663	$15,997,072	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2012 categorized by risk exposure:

Derivative Fair Value at 9/30/12
Equity contracts	$(957,400)
Interest rate contracts	1,090,695

Total	$133,295

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 74.8%
COMMON STOCKS — 20.2%
Aerospace & Defense — 0.7%
Raytheon Co.	14,025	$801,669
United Technologies Corp.	133,813	10,476,220

		11,277,889

Airlines — 0.1%
Delta Air Lines, Inc.*	70,375	644,635
United Continental Holdings, Inc.*	21,584	420,888

		1,065,523

Apparel — 0.2%
Coach, Inc.	68,178	3,819,332

Auto Parts & Equipment — 0.2%
Dana Holding Corp.(a)	20,000	246,000
Delphi Automotive PLC Corporation (United Kingdom)*	64,554	2,001,174
Delphi Automotive PLC Corporation (United Kingdom)*	13,000	403,000

		2,650,174

Beverages — 0.4%
Anheuser-Busch InBev NV (Belgium)	61,899	5,263,380
Coca-Cola Co. (The)	39,125	1,484,011
Constellation Brands, Inc. (Class A Stock)*	14,850	480,398

		7,227,789

Biotechnology — 0.2%
Vertex Pharmaceuticals, Inc.*	48,581	2,718,107

Building Materials — 0.2%
Masco Corp.	168,641	2,538,047

Chemicals — 0.9%
CF Industries Holdings, Inc.(k)	3,800	844,512
Ecolab, Inc.	58,728	3,806,162
Huntsman Corp.	10,000	149,300
Linde AG (Germany)	28,043	4,828,911
Praxair, Inc.	46,874	4,869,271

		14,498,156

Commercial Banks — 1.3%
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	6,072,000	4,706,220
BNP Paribas SA (France)	34,697	1,648,841
CIT Group, Inc.*	25,324	997,512
Citigroup, Inc.	64,125	2,098,170
Goldman Sachs Group, Inc. (The)	12,462	1,416,680
ICICI Bank Ltd. (India), ADR	127,987	5,137,398
Sberbank of Russia (Russia), ADR	371,106	4,323,385
U.S. Bancorp	44,775	1,535,782
Wells Fargo & Co.	4,125	142,436

		22,006,424

Commercial Services & Supplies — 0.6%
Apollo Group, Inc. (Class A Stock)*	14,100	409,605
Avon Products, Inc.	199,010	3,174,210
Moody’s Corp.	6,125	270,541
Newell Rubbermaid, Inc.	218,972	4,180,175
Total System Services, Inc.	30,850	731,145
Western Union Co. (The)	35,125	639,978

		9,405,654

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software — 0.8%
Activision Blizzard, Inc.	443,435	$5,001,947
CA, Inc.	4,875	125,604
Check Point Software Technologies Ltd. (Israel)*	59,893	2,884,447
EMC Corp.*	142,348	3,881,830
Microsoft Corp.	65,250	1,943,145

		13,836,973

Computers & Peripherals — 0.8%
Apple, Inc.	6,050	4,036,923
Cognizant Technology Solutions Corp. (Class A Stock)*	74,803	5,230,226
Hewlett-Packard Co.	25,950	442,707
International Business Machines Corp.	9,350	1,939,658
Spansion, Inc. (Class A Stock)*	23,323	278,010
Western Digital Corp.	18,400	712,632

		12,640,156

Construction & Engineering
KBR, Inc.	26,433	788,232

Consumer Products & Services — 0.3%
Reckitt Benckiser Group PLC (United Kingdom)	80,698	4,645,605

Containers & Packaging — 0.1%
Packaging Corp. of America	26,513	962,422
Rock-Tenn Co. (Class A Stock)	13,200	952,776

		1,915,198

Diversified Financial Services — 0.5%
Discover Financial Services	23,350	927,696
JPMorgan Chase & Co.	172,111	6,967,054
NASDAQ OMX Group, Inc. (The)	10,700	249,256

		8,144,006

Diversified Operations — 0.1%
3M Co.	15,975	1,476,410

Electric — 0.1%
AES Corp. (The)*	49,375	541,644
Ameren Corp.	6,150	200,920
NRG Energy, Inc.	26,225	560,953

		1,303,517

Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.	145,390	5,590,245

Entertainment & Leisure — 0.1%
Tyco International Ltd. (Switzerland)	15,375	864,998

Environmental Services
ADA-ES, Inc.*	1,420	33,526

Foods
ConAgra Foods, Inc.	23,775	655,952
Smithfield Foods, Inc.*	5,875	115,444

		771,396

Healthcare Products
Johnson & Johnson	3,600	248,076

Healthcare Providers & Services — 0.1%
Humana, Inc.	6,875	482,281
McKesson Corp.	9,750	838,792
UnitedHealth Group, Inc.	19,025	1,054,175

		2,375,248

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 0.7%
American International Group, Inc.*	86,390	$2,832,728
Berkshire Hathaway, Inc. (Class B Stock)*	69,461	6,126,460
Chubb Corp. (The)	11,300	861,964
MetLife, Inc.	27,200	937,312
Reinsurance Group of America, Inc.	7,700	445,599
Travelers Cos., Inc. (The)	13,925	950,520

		12,154,583

Internet Software & Services — 0.6%
Expedia, Inc.	14,850	858,924
Google, Inc. (Class A Stock)*	3,750	2,829,375
MercadoLibre, Inc.	65,408	5,399,430

		9,087,729

Investment Companies
American Capital Ltd.*	67,138	761,345

Machinery & Equipment — 0.3%
Cummins, Inc.	5,350	493,324
Stanley Black & Decker, Inc.	66,385	5,061,856

		5,555,180

Manufacturing — 0.4%
General Electric Co.	19,025	432,058
Ingersoll-Rand PLC (Ireland)	36,000	1,613,520
SPX Corp.	66,417	4,344,336
Textron, Inc.	6,525	170,759

		6,560,673

Media — 2.1%
Charter Communications, Inc. (Class A Stock)*	40,800	3,062,856
Comcast Corp. (Class A Stock)	421,759	15,086,320
DIRECTV*	166,212	8,719,482
Discovery Communications, Inc. (Class A Stock)*	75,222	4,485,488
DISH Network Corp. (Class A Stock)	23,800	728,518
News Corp. (Class A Stock)	72,575	1,780,265
Time Warner Cable, Inc.	14,770	1,404,036

		35,266,965

Metals & Mining — 0.1%
Assa Abloy AB (Sweden) (Class B Stock)	55,057	1,786,955

Office Equipment & Supplies
Xerox Corp.	13,050	95,787

Oil, Gas & Consumable Fuels — 1.7%
Apache Corp.	42,052	3,636,236
Chevron Corp.	17,975	2,095,166
Exxon Mobil Corp.	33,475	3,061,289
Halliburton Co.	88,832	2,992,750
Marathon Oil Corp.	25,700	759,949
Marathon Petroleum Corp.	20,825	1,136,837
Oceaneering International, Inc.	14,975	827,369
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	246,442	8,747,065
Suncor Energy, Inc. (Canada)	46,775	1,536,559
Tullow Oil PLC (United Kingdom)	160,724	3,555,668

		28,348,888

Paper & Forest Products — 0.1%
Domtar Corp.	1,575	123,307

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
International Paper Co.	21,300	$773,616

		896,923

Pharmaceuticals — 2.2%
Abbott Laboratories	19,025	1,304,354
Bristol-Myers Squibb Co.	21,825	736,594
Eli Lilly & Co.	13,975	662,555
Express Scripts Holding Co.*	23,000	1,441,410
Forest Laboratories, Inc.*	17,475	622,285
Herbalife Ltd. (Cayman Islands)	8,075	382,755
Ironwood Pharmaceuticals, Inc.*	5,100	65,178
Merck & Co., Inc.	34,950	1,576,245
Pfizer, Inc.	573,551	14,252,742
Roche Holding AG (Switzerland)	37,910	7,082,176
Sanofi (France)	93,335	7,958,027

		36,084,321

Retail & Merchandising — 0.8%
AutoZone, Inc.*	10,718	3,962,123
CVS Caremark Corp.	22,025	1,066,450
Foot Locker, Inc.	9,928	352,444
Gap, Inc. (The)	13,075	467,824
Nordstrom, Inc.	2,850	157,263
PetSmart, Inc.	11,265	777,060
Swatch Group AG (The) (Switzerland)	10,181	4,061,575
Wal-Mart Stores, Inc.	30,050	2,217,690

		13,062,429

Semiconductors & Semiconductor Equipment — 0.5%
ASML Holding NV (Netherlands)	7,992	427,134
Intel Corp.	4,850	109,998
KLA-Tencor Corp.	20,550	980,338
NXP Semiconductor NV (Netherlands)*	4,900	122,549
Veeco Instruments, Inc.*	74,750	2,243,995
Xilinx, Inc.	146,013	4,878,294

		8,762,308

Telecommunications — 1.5%
Level 3 Communications, Inc.*	16,340	375,330
NTT DoCoMo, Inc. (Japan)	2,687	4,341,321
Rogers Communications, Inc. (Canada) (Class B Stock)	138,169	5,593,659
Verizon Communications, Inc.	24,475	1,115,326
Vodafone Group PLC (United Kingdom)	4,541,080	12,887,671

		24,313,307

Tobacco — 1.2%
Imperial Tobacco Group PLC (United Kingdom)	357,416	13,228,438
Philip Morris International, Inc.	74,290	6,681,643

		19,910,081

TOTAL COMMON STOCKS (cost $315,626,590)		334,488,155

EXCHANGE TRADED FUNDS — 7.8%
Health Care Select Sector SPDR Fund(a)	973,000	39,027,030
Industrial Select Sector SPDR Fund(a)	841,000	30,730,140
iShares iBoxx $ High Yield Corporate Bond Fund(a)	285,000	26,325,450

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

			Shares	Value
EXCHANGE TRADED FUNDS (Continued)
Technology Select Sector SPDR Fund			1,060,000	$32,679,800

TOTAL EXCHANGE TRADED FUNDS
(cost $123,154,875)				128,762,420

PREFERRED STOCKS — 0.3%
Auto Parts & Equipment
Dana Holding Corp., Series B, CVT, 144A, 4.000%			7,500	806,250

Commercial Banks — 0.3%
Ally Financial, Inc., 144A, 7.000%			2,998	2,804,723
Citigroup, Inc., CVT, 7.500%			3,900	378,222
GMAC Capital Trust I, Series 2, 8.125%			57,440	1,442,318

				4,625,263

TOTAL PREFERRED STOCKS
(cost $5,289,970)				5,431,513

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.7%
Access Group, Inc.,
Series 2002-1, Class A2
0.549%(c)	09/25/25	Aa3	$296	295,470
Series 2004-A, Class A2
0.711%(c)	04/25/29	Baa1	492	462,739
AH Mortgage Advance Trust (Cayman Islands),
Series SART-3, Class 1A1, 144A
2.980%	03/13/43	AAA(d)	1,185	1,192,758
AH Mortgage Servicer Advance Revolving Trust 2 (Cayman Islands),
Series SART-2, Class A1, 144A
3.270%	09/15/43	AAA(d)	427	432,232
AmeriCredit Automobile Receivables Trust,
Series 2009-1, Class B
9.790%	04/15/14	Aaa	1,012	1,042,798
Series 2010-1, Class D
6.650%	07/17/17	Aa1	635	682,033
Series 2010-4, Class D
4.200%	11/08/16	Aa2	400	421,986
Series 2012-1, Class D
4.720%	03/08/18	Baa2	600	643,428
BA Credit Card Trust,
Series 2006-C5, Class C5
0.621%(c)	01/15/16	A3	500	498,379
Series 2008-C5, Class C5
4.971%(c)	03/15/16	A3	900	936,914
Bank One Issuance Trust,
Series 2003-C3, Class C3
4.770%	02/16/16	Baa2	800	821,538
Bear Stearns Asset Backed Securities Trust,
Series 2005-HE10, Class A3
0.597%(c)	11/25/35	Aa2	113	112,454
Capital One Multi-Asset Execution Trust,
Series 2003-C3, Class C3
2.471%(c)	07/15/16	Ba1	200	202,395
Citibank Credit Card Issuance Trust,
Series 2003-C4, Class C4
5.000%	06/10/15	Baa2	1,500	1,541,943
Series 2006-C1, Class C1
0.619%(c)	02/20/15	Baa2	1,000	999,813

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Countrywide Asset-Backed Certificates,
Series 2004-6, Class 2A5
0.607%(c)	11/25/34	Aa3	$361	$348,056
Series 2005-BC5, Class 3A3
0.587%(c)	01/25/36	Baa2	217	207,941
FBR Securitization Trust,
Series 2005-5, Class AV23
0.467%(c)	11/25/35	Aa2	202	201,813
Greenpoint Mortgage Funding Trust,
Series 2005-HE1, Class M1
0.817%(c)	09/25/34	AA(d)	458	448,498
GSAMP Trust,
Series 2004-SEA2, Class A2B
0.767%(c)	03/25/34	Aaa	201	198,522
Home Equity Asset Trust,
Series 2007-2, Class 2A1
0.327%(c)	07/25/37	A3	132	129,829
HSBC Home Equity Loan Trust,
Series 2007-2, Class AS
0.409%(c)	07/20/36	Aa1	562	526,764
Keycorp Student Loan Trust,
Series 2005-A, Class 2A3
0.594%(c)	09/28/26	Aaa	650	633,216
MBNA Credit Card Master Note Trust,
Series 2002-C7, Class C7
6.700%	03/16/15	A3	600	601,679
Series 2006-C1, Class C1
0.641%(c)	07/15/15	A3	1,000	1,000,008
Park Place Securities, Inc.,
Series 2005-WCW3, Class A2C
0.597%(c)	08/25/35	A2	239	229,582
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC5, Class A2
0.487%(c)	10/25/35	A1	232	226,254
Series 2005-RZ3, Class A2
0.487%(c)	09/25/35	Aaa	273	270,440
Series 2006-RZ1, Class A2
0.407%(c)	03/25/36	A1	433	429,637
Santander Drive Auto Receivables Trust,
Series 2010-3, Class C
3.060%	11/15/17	AA(d)	550	558,081
Series 2010-B, Class B, 144A
2.100%	09/15/14	AA+(d)	1,015	1,018,657
Series 2010-B, Class C, 144A
3.020%	10/17/16	AA(d)	1,400	1,425,703
Series 2011-1, Class C
3.110%	05/16/16	A1	700	721,687
Series 2011-3, Class B
2.500%	12/15/15	Aa1	200	204,343
Series 2011-3, Class D
4.230%	05/15/17	Baa2	400	413,175
Series 2011-S1A, Class D, 144A
3.100%	05/15/17	A-(d)	686	688,598
SLC Student Loan Trust,
Series 2009-AA, Class A, 144A
4.750%(c)	06/15/33	Aaa	1,016	975,234
SLM Student Loan Trust,
Series 2004-A, Class A2
0.589%(c)	03/16/20	Aaa	1,458	1,436,008
Series 2005-A, Class A2

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
0.529%(c)	12/15/20	Aaa	$629	$623,289
Series 2006-B, Class A3
0.529%(c)	12/15/22	Aaa	319	316,953
Series 2006-C, Class A3
0.519%(c)	06/15/21	Aaa	1,300	1,282,314
Series 2007-A, Class A1
0.419%(c)	09/15/22	Aaa	281	280,377
Series 2009-CT, Class 1A, 144A
2.350%(c)	04/15/39	Aaa	1,283	1,292,481
Series 2009-CT, Class 2A, 144A
2.071%(c)	04/15/39	Aaa	499	499,925
Series 2009-D, Class A, 144A
3.500%(c)	08/17/43	AAA(d)	967	938,777
Series 2012-B, Class A1, 144A
1.321%(c)	12/15/21	Aaa	339	341,052
Soundview Home Equity Loan Trust,
Series 2006-EQ1, Class A2
0.327%(c)	10/25/36	Baa2	14	14,182
Specialty Underwriting & Residential Finance,
Series 2005-BC1, Class M2
0.717%(c)	12/25/35	Aa2	138	136,507
Structured Asset Securities Corp.,
Series 2007-BC1, Class A2
0.267%(c)	02/25/37	Aa1	91	88,844

TOTAL ASSET-BACKED SECURITIES (cost $28,903,967)				28,995,306

BANK LOANS(c) — 1.4%
Advertising
Affinion Group, Inc.,
Tranche Term Loan B
5.000%	10/09/16	Ba3	30	27,139

Chemicals
Ineos US Finance LLC,
Term Loan
6.500%	04/19/18	B1	766	772,854

Commercial Services & Supplies
Interactive Data Corp.,
Term Loan B
4.500%	02/11/18	Ba3	289	290,424

Computer Services & Software — 0.2%
First Data Corp.,
2018 Dollar Term Loan
4.217%	03/24/18	B1	340	324,275
Lawson Software, Inc.,
Tranche Term Loan B
6.250%	04/15/18	Ba3	878	879,994
Zayo Group LLC,
Term Loan X
7.125%	03/31/19	B1	1,611	1,624,060

				2,828,329

Distribution/Wholesale — 0.1%
HD Supply, Inc.,
Term Loan
7.250%	10/12/17	B2	800	823,666

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Financial Services — 0.1%
Nuveen Investments, Inc.,
First Lien Incremental Term Loan
7.250%	05/13/17	B2	$225	$225,000
Springleaf Financial Services,
Term Loan B
5.500%	05/10/17	B3	715	699,449
Vodafone Americas Finance 2, Inc.,
Term Loan A(g)
6.250%	07/11/16	NR	1,444	1,407,656

				2,332,105

Environmental Control
ADS Waste Escrow Corp.,
Term Loan B
5.250%	09/21/19	B1	460	462,683

Healthcare Products
Bausch & Lomb, Inc.,
Parent Term Loan
5.250%	04/20/19	B1	344	347,407

Healthcare Providers & Services
LHP Operations Co. LLC,
Term Loan B
9.250%	06/20/18	B3	219	221,096

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc.,
Term Loan B1
3.217%	01/28/15	B3	25	24,260
Term Loan B2
Zero	01/28/15	B3	50	48,521
Term Loan B-4
3.217%	01/28/15	B3	197	191,153
9.500%	10/31/16	B3	611	627,095
NP Opco LLC,
Term Loan B
5.500%	09/11/19	B2	930	931,451
OSI Restaurant Partners LLC,
Loan
6.734%	06/14/13	B3	7	6,690
Pre-Funded RC Loan
2.500%	06/14/14	B3	68	67,207
Savers, Inc.,
Tl-B Bank Loan
6.250%	06/12/19	NR	135	136,177
Stockbridge SBE Holdings LLC,
Tranche Term Loan B
13.000%	04/13/17	B3	135	134,325

				2,166,879

Investment Companies — 0.1%
American Capital Ltd.,
Senior Secured Term Loan
5.500%	08/01/16	B2	793	793,000

Manufacturing — 0.1%
Eastman Kodak Co.,
Term Loan (DIP)
8.500%	07/20/13	B+(d)	471	463,613

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Manufacturing (cont’d.)
Navistar, Inc.,
Tranche Term Loan B
7.000%	09/05/17	B2	$121	$122,881
Rexnord LLC,
Term Loan B
5.000%	04/30/18	Ba3	417	417,632

				1,004,126

Media — 0.1%
Cengage Learning Acquisitions, Inc.,
Term Loan
2.470%	07/03/14	B2	69	65,844
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.866%	01/29/16	Caa1	1,509	1,230,946
Tranche Term Loan C
3.866%	01/29/16	Caa1	225	180,101
Wolverine Healthcareanalytics, Inc.,
Tranche Term Loan B
6.750%	05/24/19	Ba3	289	291,355

				1,768,246

Metals & Mining — 0.1%
Constellium Holdco BV,
Initial Term Loan
9.250%	05/18/18	B3	329	323,414
Schaeffler AG,
Term Loan B
Zero	01/27/15	B1	380	474,289
Term Loan C2
6.000%	02/08/17	B1	275	276,719

				1,074,422

Oil, Gas & Consumable Fuels — 0.2%
Chesapeake Energy Corp.,
Term Loan
8.500%	12/02/17	NR	940	942,350
Dynegy Gas Co.,
Term Loan
9.250%	08/01/16	B2	1,536	1,605,622
Term Loan B
9.250%	08/01/16	B2	840	867,504
Samson Resources Corp.,
Term Loan B
6.000%	09/12/17	B1	210	211,138

				3,626,614

Paper & Forest Products
NewPage Corp.,
Term Loan (DIP)
8.000%	03/08/13	NR	250	252,292

Publishing
EMI Music Publishing Ltd.,
Term Loan B
5.500%	02/07/18	Ba3	304	307,470

Real Estate — 0.1%
GMACM Borrower LLC,
Term Loan A-1
9.250%	11/22/13	Ba2	975	977,438

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Real Estate (cont’d.)
Term Loan A-2
4.242%	11/14/13	B2	$145	$146,994
Realogy Corp.,
Extended FL Term Loan
4.478%	10/10/16	B1	457	450,749
Extended Synthetic Commitment
4.400%	10/10/16	B1	36	35,181

				1,610,362

Real Estate Investment Trusts iStar Financial, Inc.,
Tranche Loan A-1
5.000%	06/28/13	B1	261	261,323

Telecommunications — 0.2%
Intelsat Jackson Holdings SA (Luxembourg),
Tranche Term Loan B
5.250%	04/02/18	BB-(d)	1,292	1,292,860
Level 3 Communications, Inc.,
Term Loan BII
Zero	08/01/19	Ba3	575	575,000
Level 3 Financing, Inc.,
Term Loan B III
5.750%	09/01/18	Ba3	575	576,677

				2,444,537

TOTAL BANK LOANS (cost $23,085,779)				23,414,974

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2003-1, Class A2
4.648%	09/11/36	AAA(d)	538	541,316
Series 2004-6, Class A3
4.512%	12/10/42	AAA(d)	132	134,231
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.830%	08/15/38	AAA(d)	43	43,286
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-CKN2, Class A3
6.133%	04/15/37	Aaa	3	3,222
DBRR Trust,
Series 2012-EZ1, Class A, 144A
0.946%	09/25/45	NR	1,100	1,101,268
GMAC Commercial Mortgage Securities, Inc.,
Series 2002-C3, Class A2
4.930%	07/10/39	Aaa	117	116,589
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444%	03/10/39	Aaa	900	1,027,640
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2003-PM1A, Class A4
5.326%(c)	08/12/40	AAA(d)	600	615,248
Series 2005-CB13, Class A4
5.467%(c)	01/12/43	Aaa	575	637,398
LB-UBS Commercial Mortgage Trust,
Series 2007-C2, Class A3
5.430%	02/15/40	A-(d)	1,050	1,201,156

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Trust,
Series 2008-C1, Class A4
5.690%	02/12/51	Aaa	$500	$589,235
Morgan Stanley Capital I, Inc.,
Series 2003-IQ4, Class A2
4.070%	05/15/40	Aaa	810	820,435
Morgan Stanley Dean Witter Capital I,
Series 2002-IQ3, Class A4
5.080%	09/15/37	Aaa	163	162,802
Morgan Stanley Reremic Trust,
Series 2009-GG10, Class A4A, 144A
5.983%(c)	08/12/45	Aaa	800	939,732
ORES NPL LLC,
Series 2012-LV1, Class A, 144A
4.000%	09/25/44	Baa3	300	302,537
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Class A4
5.572%	10/15/48	Aaa	500	574,706

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $8,654,869)				8,810,801

CONVERTIBLE BONDS — 0.2%
Computers & Peripherals
SanDisk Corp.,
Sr. Unsec’d. Notes
1.500%	08/15/17(a)	BB(d)	160	181,100

Home Builders
K Hovnanian Enterprises, Inc.,
Gtd. Notes
6.000%	12/01/17	Caa3	200	193,700

Hotels, Restaurants & Leisure — 0.1%
MGM Resorts International,
Gtd. Notes
4.250%	04/15/15	B3	537	558,144

Metals & Mining — 0.1%
Alpha Appalachia Holdings, Inc.,
Gtd. Notes
3.250%	08/01/15(a)	B+(d)	639	589,478
Goldcorp, Inc. (Canada),
Sr. Unsec’d. Notes
2.000%	08/01/14(a)	BBB+(d)	300	361,688
Newmont Mining Corp.,
Gtd. Notes
1.250%	07/15/14	BBB+(d)	500	673,438

				1,624,604

Semiconductors
Micron Technology, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	05/01/32	BB-(d)	206	192,610

TOTAL CONVERTIBLE BONDS (cost $2,767,801)				2,750,158

CORPORATE BONDS — 19.1%
Advertising — 0.1%
Affinion Group, Inc.,
Gtd. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Advertising (cont’d.)
7.875%	12/15/18	B3	$810	$662,175
Checkout Holding Corp.,
Sr. Notes, 144A
17.000%(s)	11/15/15	B3	250	147,500
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
10.000%	07/15/17	Baa3	185	205,581
inVentiv Health, Inc.,
Gtd. Notes, 144A
10.000%	08/15/18	Caa2	20	17,600
10.250%	08/15/18	Caa2	60	52,800
Omnicom Group, Inc.,
Gtd. Notes
4.450%	08/15/20	Baa1	300	333,895

				1,419,551

Aerospace & Defense — 0.3%
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17	B3	505	545,400
L-3 Communications Corp.,
Gtd. Notes
3.950%	11/15/16	Baa3	100	108,650
4.950%	02/15/21	Baa3	400	445,820
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
5.500%	11/15/39	Baa1	200	243,468
6.150%	09/01/36	Baa1	300	389,011
Meccanica Holdings USA, Inc.,
Gtd. Notes, 144A
6.250%	07/15/19	Baa2	405	381,719
Raytheon Co.,
Sr. Unsec’d. Notes
4.700%	12/15/41	A3	300	348,184
Sequa Corp.,
Gtd. Notes, 144A
11.750%	12/01/15	Caa2	1,181	1,240,050
United Technologies Corp.,
Sr. Unsec’d. Notes
4.875%	05/01/15	A2	300	333,099
6.050%	06/01/36	A2	200	268,444
6.125%	02/01/19	A2	300	375,286

				4,679,131

Airlines — 0.1%
American Airlines 2011-2 Class A Pass-Through Trust,
Pass-Through Certificates
8.625%	04/15/23(a)	Baa3	869	934,807
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15	Ba2	785	823,269
US Airways 2011-1 Class C Pass-Through Trust,
Pass-Through Certificates
10.875%	10/22/14	B3	295	302,551
US Airways 2012-1 Class C Pass-Through Trust,
Pass-Through Certificates
9.125%	10/01/15	B3	320	326,400

				2,387,027

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Apparel
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22	B2		$250	$260,625
7.750%	05/15/18	B2	EUR	50	68,429
VF Corp.,
Sr. Unsec’d. Notes
3.500%	09/01/21	A3		100	107,446

					436,500

Auto Parts & Equipment — 0.1%
Delphi Corp.,
Gtd. Notes
6.125%	05/15/21(a)	Ba3		350	387,625
IDQ Holdings, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/01/17	B3		265	281,562
Jaguar Land Rover PLC (United Kingdom),
Gtd. Notes
8.250%	03/15/20	Ba3	GBP	344	598,543
Titan International, Inc.,
Sr. Sec’d. Notes
7.875%	10/01/17	B1		275	291,500

					1,559,230

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	A(d)		900	912,748
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22	BB+(d)		205	233,188
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.600%	08/13/42	Aa3		200	196,539

					1,342,475

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.300%	06/15/16	Baa1		100	104,294
Biogen Idec, Inc.,
Sr. Unsec’d. Notes
6.875%	03/01/18	Baa3		800	984,190
Bio-Rad Laboratories, Inc.,
Sr. Unsec’d. Notes
4.875%	12/15/20	Ba1		200	214,186
Celgene Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/22	Baa2		700	706,646
3.950%	10/15/20	Baa2		400	430,289

					2,439,605

Building Materials — 0.1%
Building Materials Corp. of America, Sr. Notes, 144A
6.750%	05/01/21	Ba3		775	848,625
Sr. Sec’d. Notes, 144A
7.000%	02/15/20	Ba1		140	151,900
Buzzi Unicem SpA (Italy),
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Building Materials (cont’d.)
6.250%	09/28/18	BB+(d)	EUR	138	$177,780
Spie BondCo 3 SCA (Luxembourg),
Gtd. Notes
11.000%	08/15/19	Caa1	EUR	215	290,100
USG Corp.,
Sr. Unsec’d. Notes
9.750%	01/15/18	Caa2		$480	518,400

					1,986,805

Chemicals — 0.8%
Agrium, Inc. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	BBB(d)		750	755,250
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	08/15/22	Ba2		230	235,175
Basell Finance Co. BV (Netherlands),
Gtd. Notes, 144A
8.100%	03/15/27	BB+(d)		300	405,000
Celanese US Holdings LLC,
Gtd. Notes
5.875%	06/15/21	Ba3		1,530	1,713,600
CF Industries, Inc.,
Gtd. Notes
7.125%	05/01/20	Ba1		800	1,004,000
Hexion US Finance Corp.,
Sr. Sec’d. Notes
6.625%	04/15/20	B-(d)		220	223,850
Huntsman International LLC,
Gtd. Notes
8.625%	03/15/20	B3		60	67,800
8.625%	03/15/21(a)	B3		760	870,200
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
7.500%	05/01/20	B+(d)		240	243,600
8.375%	02/15/19	B+(d)		930	978,825
LyondellBasell Industries NV (Netherlands),
Sr. Unsec’d. Notes
5.750%	04/15/24(a)	Ba2		1,595	1,814,312
6.000%	11/15/21	Ba2		200	228,000
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes
8.625%	11/01/19	Ba2		180	204,300
Nufarm Australia Ltd. (Australia),
Gtd. Notes, 144A
6.375%	10/15/19	Ba3		230	230,000
Orion Engineered Carbons Bondco GmbH (Germany),
Sr. Sec’d. Notes, 144A
9.625%	06/15/18	B2		399	436,905
PPG Industries, Inc.,
Sr. Unsec’d. Notes
2.700%	08/15/22	Baa1		400	401,128
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20	Ba2		885	898,275
RPM International, Inc.,
Sr. Unsec’d. Notes
6.125%	10/15/19	Baa3		300	347,562
TPC Group LLC,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
Sr. Sec’d. Notes
8.250%	10/01/17	B1	$300	$324,000
Tronox Finance LLC,
Gtd. Notes, 144A
6.375%	08/15/20	B1	1,705	1,722,050
Valspar Corp.,
Sr. Unsec’d. Notes
4.200%	01/15/22	Baa2	400	434,860

				13,538,692

Commercial Banks — 0.7%
Ally Financial, Inc.,
Gtd. Notes
8.000%	11/01/31	B1	1,395	1,626,570
Bank of America Corp.,
Sr. Unsec’d. Notes
4.500%	04/01/15	Baa1	300	321,359
5.700%	01/24/22	Baa1	200	234,912
5.875%	01/05/21	Baa1	300	346,104
5.875%	02/07/42	A-(d)	100	116,891
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17(a)	BB-(d)	280	298,900
5.000%	08/15/22	BB-(d)	370	384,950
5.250%	03/15/18	BB-(d)	230	246,675
6.000%	04/01/36	B2	450	422,262
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19(a)	B2	380	411,350
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.450%	01/10/17	A-(d)	800	878,702
4.750%	05/19/15	A3	200	215,297
5.875%	01/30/42	A-(d)	50	60,240
6.500%	08/19/13	A3	200	209,940
8.125%	07/15/39	A3	100	148,484
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
0.661%(c)	04/05/13	Ba1	53	52,167
Export-Import Bank of Korea (South Korea),
Sr. Unsec’d. Notes
4.000%	01/29/21	A1	100	108,951
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.250%	02/01/41	A1	400	462,787
Sr. Unsec’d. Notes
5.750%	01/24/22	A-(d)	200	230,375
5.950%	01/18/18	A1	500	580,623
Sr. Unsec’d. Notes, MTN
3.700%	08/01/15	A1	500	527,372
Sub. Notes
6.750%	10/01/37	A2	200	214,256
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.100%	04/05/21	Aa2	1,000	1,155,238
Sub. Notes
6.500%	09/15/37	A1	150	177,406
Morgan Stanley,
Sr. Unsec’d. Notes
2.875%	07/28/14	A2	200	204,262

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
3.800%	04/29/16	A2		$200	$206,668
US Bancorp,
Sr. Unsec’d. Notes, MTN
2.200%	11/15/16	Aa3		300	314,917
Wachovia Bank NA,
Sub. Notes
6.600%	01/15/38	A1		250	347,490
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	A2		1,000	1,066,457

					11,571,605

Commercial Services & Supplies — 0.7%
ADT Corp. (The),
Gtd. Notes, 144A
3.500%	07/15/22	BBB(d)		250	259,723
ARAMARK Corp.,
Gtd. Notes
3.945%(c)	02/01/15	B3		30	29,850
8.500%	02/01/15	B3		249	254,916
ARAMARK Holdings Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.625%	05/01/16(a)	B3		165	169,127
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22	B+(d)		405	425,250
Brickman Group Holdings, Inc.,
Sr. Notes, 144A
9.125%	11/01/18	B3		9	9,225
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
7.875%	10/15/18	B(d)		1,060	1,075,900
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19	B-(d)		790	853,200
EC Finance PLC (United Kingdom),
Sr. Sec’d. Notes
9.750%	08/01/17	B3	EUR	100	135,251
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	Ba2		705	752,588
7.750%	10/01/16	Ba2		65	66,788
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
7.000%	09/01/22	B+(d)		290	301,600
Hertz Corp. (The),
Gtd. Notes
7.375%	01/15/21	B2		1,490	1,601,750
Gtd. Notes, 144A
6.750%	04/15/19	B2		205	216,275
Interactive Data Corp.,
Gtd. Notes
10.250%	08/01/18	Caa1		890	996,800
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19(a)	B3		350	392,875
Laureate Education, Inc.,
Sr. Unsec’d. Notes, 144A
9.250%	09/01/19	Caa1		345	346,725

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Commercial Services & Supplies (cont’d.)
Live Nation Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	05/15/18	B3		$250	$268,750
RSC Equipment Rental, Inc./RSC Holdings III LLC,
Sr. Unsec’d. Notes
8.250%	02/01/21	Caa1		870	954,825
ServiceMaster Co.,
Gtd. Notes
8.000%	02/15/20	B3		140	148,400
UR Merger Sub Corp.,
Gtd. Notes, 144A
7.375%	05/15/20	B3		200	215,000
7.625%	04/15/22	B3		1,611	1,764,045
Sec’d. Notes, 144A
5.750%	07/15/18	Ba3		182	192,238
Verisure Holding AB (Sweden),
Second Lien, MTN
8.750%	12/01/18	Caa1	EUR	100	118,225
Sr. Sec’d. Notes
8.750%	09/01/18	B2	EUR	128	170,243
Western Union Co. (The),
Sr. Unsec’d. Notes
3.650%	08/22/18	A3		200	221,494

					11,941,063

Computer Services & Software — 0.7%
BMC Software, Inc.,
Sr. Unsec’d. Notes
4.250%	02/15/22	Baa2		50	51,769
Computer Sciences Corp.,
Sr. Unsec’d. Notes
4.450%	09/15/22	BBB(d)		400	400,409
eBay, Inc.,
Sr. Unsec’d. Notes
2.600%	07/15/22	A2		100	100,700
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19	CCC+(d)		290	305,950
Equinix, Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/21	Ba2		180	201,600
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	Caa1		740	766,825
Sec’d. Notes, 144A
8.250%	01/15/21	Caa1		1,360	1,356,600
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	B1		1,460	1,450,875
7.375%	06/15/19	B1		1,360	1,402,500
Fiserv, Inc.,
Gtd. Notes
3.500%	10/01/22	Baa2		400	400,097
Infor US, Inc.,
Gtd. Notes, 144A
9.375%	04/01/19	Caa1		1,470	1,631,700
NCR Corp.,
Sr. Notes, 144A
5.000%	07/15/22	Ba2		220	222,200
Nuance Communications, Inc.,

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Computer Services & Software (cont’d.)
Gtd. Notes, 144A
5.375%	08/15/20	Ba3		$440	$454,300
Oracle Corp.,
Sr. Unsec’d. Notes
3.875%	07/15/20	A1		400	457,926
5.375%	07/15/40	A1		100	127,566
Sophia LP/Sophia Finance, Inc.,
Gtd. Notes, 144A
9.750%	01/15/19(a)	Caa1		355	381,625
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20	Caa1		990	1,093,950
Sr. Sec’d. Notes
8.125%	01/01/20	B1		970	1,059,725

					11,866,317

Computers & Peripherals — 0.1%
International Business Machines Corp.,
Sr. Unsec’d. Notes
2.000%	01/05/16	Aa3		400	417,867
4.000%	06/20/42	AA-(d)		218	237,771
5.600%	11/30/39	Aa3		11	14,662
Spansion LLC,
Gtd. Notes
7.875%	11/15/17	B3		360	354,600
SunGard Data Systems, Inc.,
Gtd. Notes
7.375%	11/15/18	Caa1		330	353,925
7.625%	11/15/20	Caa1		530	575,050

					1,953,875

Consumer Products & Services — 0.4%
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	B2		105	120,225
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
2.400%	03/01/22	A2		150	152,703
5.300%	03/01/41	A2		400	522,380
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.875%	08/15/19	Caa2		1,500	1,595,625
Sr. Sec’d. Notes
7.125%	04/15/19	Ba3		150	158,250
7.875%	08/15/19	Ba3		890	961,200
Sr. Sec’d. Notes, 144A
5.750%	10/15/20	B1		1,930	1,930,000
Tupperware Brands Corp.,
Gtd. Notes
4.750%	06/01/21	Baa3		350	373,342

					5,813,725

Containers & Packaging — 0.3%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20(a)	B3		410	434,600
Sr. Sec’d. Notes
7.375%	10/15/17	Ba3	EUR	150	204,805
Sr. Sec’d. Notes, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Containers & Packaging (cont’d.)
7.375%	10/15/17(a)	Ba3		$410	$439,725
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20	CCC+(d)		1,119	1,181,055
Sr. Sec’d. Notes, 144A
7.375%	10/15/17	Ba3		200	214,250
Ball Corp.,
Gtd. Notes
6.750%	09/15/20	Ba1		110	121,000
7.375%	09/01/19	Ba1		333	371,295
Berry Plastics Corp.,
Sec’d. Notes
4.264%(c)	09/15/14	Caa1		175	173,688
9.750%	01/15/21(a)	Caa1		305	347,700
Sr. Sec’d. Notes
8.250%	11/15/15	B1		835	873,619
Crown Americas LLC/Crown Americas Capital Corp. III,
Gtd. Notes
6.250%	02/01/21	Ba3		325	362,375
Crown European Holdings SA (France),
Sr. Unsec’d. Notes
7.125%	08/15/18	Ba1	EUR	212	297,630
Sealed Air Corp.,
Gtd. Notes, 144A
8.375%	09/15/21	B1		395	442,400
Tekni-Plex, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	06/01/19	Caa1		95	101,650

					5,565,792

Distribution/Wholesale — 0.2%
HD Supply, Inc.,
Sec’d. Notes, 144A
11.000%	04/15/20(a)	Caa1		990	1,098,900
Sr. Sec’d. Notes, 144A
8.125%	04/15/19	B+(d)		1,261	1,368,185
VWR Funding, Inc.,
Gtd. Notes, 144A
7.250%	09/15/17	Caa1		50	51,812

					2,518,897

Diversified Financial Services — 1.1%
Air Lease Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/16(a)	NR		600	600,000
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.750%	04/15/17	BB+(d)		300	323,250
American Express Co.,
Sr. Unsec’d. Notes
8.125%	05/20/19	A3		1,400	1,893,970
8.150%	03/19/38	A3		200	320,794
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	B(d)		255	262,012
Credit Acceptance Corp.,
Sr. Sec’d. Notes
9.125%	02/01/17	B1		500	551,250
Discover Financial Services,

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, 144A
5.200%	04/27/22	BBB-(d)		$500	$547,834
Dolphin Subsidiary II, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	10/15/21	Ba1		735	837,900
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24	NR		610	634,400
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class B Pass-Through Trust (Guernsey),
Sec’d. Notes, 144A
6.500%	05/30/21	NR		450	465,188
E*Trade Financial Corp.,
Sr. Unsec’d. Notes, PIK
12.500%	11/30/17	B-(d)		1,470	1,670,288
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
12.000%	05/15/15	Ba1		100	124,000
Gala Group Finance PLC (United Kingdom),
Sr. Sec’d. Notes
8.875%	09/01/18	B3	GBP	400	616,855
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.250%	11/09/15	Aa2		400	414,253
2.900%	01/09/17	Aa2		300	317,394
Sr. Unsec’d. Notes, MTN
6.750%	03/15/32	Aa2		200	256,205
6.875%	01/10/39	Aa2		100	133,610
Sub. Notes
6.375%(c)	11/15/67	Aa3		100	105,520
General Motors Financial Co., Inc.,
Gtd. Notes
6.750%	06/01/18	Ba3		150	166,930
House of Fraser Funding PLC (United Kingdom),
Sr. Sec’d. Notes
8.875%	08/15/18	B3	GBP	380	578,342
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18(a)	Ba3		2,365	2,536,462
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
6.500%	09/01/14	Ba3		200	215,000
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	A(d)		400	405,558
4.350%	08/15/21	Aa3		400	440,871
5.600%	07/15/41	Aa3		300	359,752
KKR Group Finance Co. LLC,
Gtd. Notes, 144A
6.375%	09/29/20	A-(d)		430	487,085
Lehman Brothers Escrow,
Bonds(i)
Zero	01/01/40	NR		435	110,925
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN(i)
Zero	02/05/14	NR	EUR	900	312,845
4.750%	01/16/14	NR	EUR	415	146,816
5.375%	10/17/12	NR	EUR	50	17,689

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.125%	10/15/17	Caa2		$256	$254,080
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	02/15/20	Ba3		135	141,750
Punch Taverns Finance PLC (United Kingdom),
Sr. Sec’d. Notes
7.274%	04/15/22	Baa1	GBP	30	45,780
Serta Simmons Holdings LLC,
Sr. Notes, 144A
8.125%	10/01/20	Caa1		290	293,625
SLM Corp.,
Notes, MTN
4.625%	09/25/17	Ba1		400	405,761
Unsec’d. Notes, MTN
6.000%	01/25/17	Ba1		300	326,625
UPCB Finance II Ltd. (Cayman Islands),
Sr. Sec’d. Notes
6.375%	07/01/20	Ba3	EUR	360	477,653

					17,798,272

Electric — 1.2%
AES Corp. (The),
Sr. Unsec’d. Notes
7.375%	07/01/21	Ba3		145	165,300
7.750%	10/15/15	Ba3		600	678,000
9.750%	04/15/16	Ba3		130	155,350
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.250%	10/15/17	B1		205	218,838
7.500%	02/15/21	B1		235	253,800
7.875%	01/15/23	B1		1,320	1,458,600
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	A-(d)		200	219,900
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.050%	09/15/42	A-(d)		400	411,542
4.450%	03/15/21	Baa2		500	574,381
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	Baa2		500	584,800
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes, 144A
11.750%	03/01/22	CC(d)		421	447,312
Sr. Sec’d. Notes
10.000%	12/01/20	Caa3		5,670	6,378,750
Sr. Sec’d. Notes, 144A
6.875%	08/15/17	B-(d)		275	284,625
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
5.750%	10/01/41	A3		300	328,583
FirstEnergy Solutions Corp.,
Gtd. Notes
6.050%	08/15/21	Baa3		200	224,358
GenOn REMA LLC,
Pass-Through Certificates
9.237%	07/02/17	Ba1		539	571,456

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
9.681%	07/02/26	Ba1		$310	$334,800
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	Baa1		200	255,875
6.500%	09/15/37	Baa1		250	334,774
Mirant Mid Atlantic Pass-Through Trust B,
Pass-Through Certificates
9.125%	06/30/17	Ba1		227	248,511
Mississippi Power Co.,
Sr. Unsec’d. Notes
4.250%	03/15/42	A3		300	307,856
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18(a)	B1		245	265,212
7.875%	05/15/21	B1		460	500,250
Gtd. Notes, 144A
6.625%	03/15/23(a)	B1		580	593,050
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	05/01/32	Baa1		100	121,716
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.250%	09/15/21	A3		400	431,686
3.750%	08/15/42	A3		400	390,612
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	A1		1,000	1,007,787
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	Baa2		100	101,837
4.400%	01/15/21	Baa2		500	561,630
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	Baa1		250	270,640
SCANA Corp.,
Sr. Unsec’d. Notes
4.125%	02/01/22	Baa3		50	51,316
Sr. Unsec’d. Notes, MTN
4.750%	05/15/21	Baa3		100	108,551
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	Baa1		100	114,614
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22	A3		500	505,837
Tokyo Electric Power Co., Inc. (The) (Japan),
Sec’d Notes
4.500%	03/24/14	Baa2	EUR	750	966,262

					20,428,411

Electrical Equipment — 0.1%
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22	B+(d)		330	337,425
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22	B+(d)		560	568,400

					905,825

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Electronic Components & Equipment
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
8.250%	03/15/18	Ba1		$195	$231,562
Techem GmbH (Germany),
Sr. Sec’d. Notes
6.125%	10/01/19	Ba3	EUR	200	264,078

					495,640

Entertainment & Leisure — 0.2%
Affinity Gaming LLC/Affinity Gaming Finance Corp.,
Gtd. Notes, 144A
9.000%	05/15/18	Caa1		155	160,812
Carlson Wagonlit BV (Netherlands),
Sr. Sec’d. Notes, 144A
6.875%	06/15/19	B1		200	210,000
Cinemark USA, Inc.,
Gtd. Notes
8.625%	06/15/19	B2		140	155,400
Cirsa Funding Luxembourg SA (Luxembourg),
Gtd. Notes
8.750%	05/15/18	B3	EUR	168	203,745
Diamond Resorts Corp.,
Sr. Sec’d. Notes
12.000%	08/15/18	B3		800	862,000
Mattel, Inc.,
Sr. Unsec’d. Notes
2.500%	11/01/16	Baa1		50	52,249
4.350%	10/01/20	Baa1		200	215,428
NAI Entertainment Holdings LLC,
Sr. Sec’d. Notes, 144A
8.250%	12/15/17	B1		292	325,580
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18(a)	B3		387	435,375
Sr. Sec’d. Notes
9.500%	06/15/16	Ba2		65	70,769

					2,691,358

Environmental Control — 0.1%
ADS Waste Holdings, Inc.,
Sr. Notes, 144A
8.250%	10/01/20	Caa1		505	515,100
Casella Waste Systems, Inc.,
Gtd. Notes
7.750%	02/15/19	Caa1		211	206,780
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.250%	08/01/20	BB+(d)		415	427,450
Covanta Holding Corp.,
Sr. Unsec’d. Notes
6.375%	10/01/22	B+(d)		510	554,460

					1,703,790

Foods — 0.1%
Bakkavor Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.250%	02/15/18	B2	GBP	220	319,731
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
3.250%	09/15/22	BBB(d)		$300	$302,362
7.000%	10/01/28	Baa2		200	250,902
7.125%	10/01/26	Baa2		100	131,504
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19(a)	B3		63	64,811
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes
11.625%	05/01/14	B1		50	56,125
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
4.125%	02/09/16	Baa2		200	219,621
6.500%	02/09/40	Baa2		200	270,906
Post Holdings, Inc.,
Gtd. Notes, 144A
7.375%	02/15/22	B1		160	170,000
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22	B1		236	244,850

					2,030,812

Healthcare Products — 0.5%
Biomet, Inc.,
Gtd. Notes
10.000%	10/15/17	B3		410	432,550
Gtd. Notes, 144A
6.500%	08/01/20	B-(d)		1,184	1,226,920
Sr. Sub. Notes, 144A
6.500%	10/01/20	B-(d)		1,796	1,760,080
Covidien International Finance SA (Luxembourg),
Gtd. Notes
3.200%	06/15/22	Baa1		300	316,999
6.550%	10/15/37	Baa1		450	639,855
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18	B3		530	483,625
Sec’d. Notes, 144A
8.750%	03/15/18(a)	B-(d)		555	590,381
Sr. Notes, 144A
9.875%	04/15/18	Caa1		330	325,875
Hologic, Inc.,
Gtd. Notes, 144A
6.250%	08/01/20	B2		1,420	1,505,200
Kinetic Concepts, Inc./KCI USA, Inc.,
Gtd. Notes, 144A
12.500%	11/01/19	Caa1		115	108,100
Ontex IV SA (Belgium),
Gtd. Notes
9.000%	04/15/19	Caa1	EUR	108	133,581
PSS World Medical, Inc.,
Gtd. Notes
6.375%	03/01/22	Ba3		131	139,351
Teleflex, Inc.,
Gtd. Notes
6.875%	06/01/19	B1		350	376,250

					8,038,767

Healthcare Providers & Services — 0.8%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Healthcare Providers & Services (cont’d.)
Gtd. Notes
7.750%	02/15/19	B1		$105	$111,300
CHS Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	B(d)		243	259,251
Sr. Sec’d. Notes
5.125%	08/15/18	BB(d)		490	508,375
DaVita, Inc.,
Gtd. Notes
5.750%	08/15/22	B2		576	599,040
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.875%	01/31/22	BB+(d)		120	128,400
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes
6.875%	07/15/17	Ba2		669	769,350
Gtd. Notes, 144A
6.500%	09/15/18	Ba2		58	65,395
Fresenius US Finance II, Inc.,
Gtd. Notes, 144A
9.000%	07/15/15	Ba1		270	311,175
HCA, Inc.,
Sr. Sec’d. Notes
6.500%	02/15/20	Ba3		3,515	3,910,438
7.250%	09/15/20	Ba3		1,950	2,184,000
7.875%	02/15/20	Ba3		55	61,806
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	Caa1		835	797,425
INC Research LLC,
Sr. Notes, 144A
11.500%	07/15/19	Caa1		250	251,250
McKesson Corp.,
Sr. Unsec’d. Notes
5.700%	03/01/17	Baa2		500	598,476
Priory Group No. 3 PLC (United Kingdom),
Sr. Sec’d. Notes
7.000%	02/15/18	B2	GBP	257	431,605
Symbion, Inc.,
Sr. Sec’d. Notes
8.000%	06/15/16	B2		180	184,500
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18	B1		190	209,475
8.875%	07/01/19	B1		500	565,000
10.000%	05/01/18	B1		1,260	1,455,300
USPI Finance Corp.,
Gtd. Notes, 144A
9.000%	04/01/20	CCC+(d)		300	325,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes, 144A
7.750%	02/01/19	B3		250	265,938

					13,992,999

Holding Companies – Diversified
Odeon & UCI Finco PLC (United Kingdom),
Sr. Sec’d. Notes
9.000%	08/01/18	B3	GBP	130	212,024
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Holding Companies – Diversified (cont’d.)
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	Caa1	$255	$262,012

				474,036

Home Builders — 0.4%
Beazer Homes USA, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	04/15/18	B(d)	455	486,281
DR Horton, Inc.,
Gtd. Notes
4.375%	09/15/22	BB-(d)	320	318,000
K Hovnanian Enterprises, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	10/15/20	CCC+(d)	905	927,625
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	B1	100	107,000
PulteGroup, Inc.,
Gtd. Notes
6.375%	05/15/33	B1	150	139,500
Ryland Group, Inc.,
Gtd. Notes
6.625%	05/01/20	B1	190	206,150
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes
8.625%	05/15/19	B2	720	802,800
Standard Pacific Corp.,
Gtd. Notes
8.375%	01/15/21	B3	1,755	2,002,894
10.750%	09/15/16	B3	455	556,238
Toll Brothers Finance Corp.,
Gtd. Notes
5.875%	02/15/22	Ba1	170	188,839

				5,735,327

Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Operating Co., Inc.,
Sec’d. Notes
10.000%	12/15/18	CCC(d)	1,885	1,234,675
Sr. Sec’d. Notes
11.250%	06/01/17	B3	735	790,125
Caesars Operating Escrow LLC/Caesars Escrow Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/20	B(d)	360	360,000
9.000%	02/15/20	B2	1,264	1,276,640
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22	BB(d)	140	152,600
Eldorado Resorts LLC/Eldorado Capital Corp.,
Sr. Sec’d. Notes, 144A
8.625%	06/15/19	B2	70	68,950
Hospitality Properties Trust,
Sr. Unsec’d. Notes
6.700%	01/15/18	Baa2	400	451,913
MGM Resorts International,
Sr. Sec’d. Notes
10.375%	05/15/14	Ba2	80	90,000
11.125%	11/15/17	Ba2	461	509,981
MTR Gaming Group, Inc.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
Sec’d. Notes
11.500%	08/01/19	Caa1	$116	$121,643
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/22	Baa3	250	256,940
5.750%	02/01/18	Baa3	400	450,372
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
First Mortgage, 144A
5.375%	03/15/22(a)	Ba2	303	307,545

				6,071,384

Household Products/Wares — 0.1%
Libbey Glass, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	05/15/20	B2	220	236,500
Mead Products LLC/ACCO Brands Corp.,
Gtd. Notes, 144A
6.750%	04/30/20	B1	139	144,908
Spectrum Brands, Inc.,
Gtd. Notes, 144A
6.750%	03/15/20	B3	180	185,850
Sr. Sec’d. Notes
9.500%	06/15/18	B1	70	78,925
Sr. Sec’d. Notes, 144A
9.500%	06/15/18	B1	635	715,962

				1,362,145

Insurance — 0.3%
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.200%	01/15/42	A3	600	719,303
American International Group, Inc.,
Sr. Unsec’d. Notes
6.400%	12/15/20	Baa1	200	243,618
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.900%	01/31/17	AA+(d)	200	207,082
2.200%	08/15/16	Aa2	200	210,154
Chubb Corp. (The),
Sr. Unsec’d. Notes
5.750%	05/15/18	A2	700	865,961
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20	Ba3	282	288,345
Fidelity National Financial, Inc.,
Sr. Unsec’d. Notes
5.500%	09/01/22	BBB-(d)	325	348,403
Genworth Financial, Inc.,
Jr. Sub. Notes
6.150%(c)	11/15/66	Ba1	400	257,000
Sr. Unsec’d. Notes
7.625%	09/24/21(a)	Baa3	190	193,920
Markel Corp.,
Sr. Unsec’d. Notes
4.900%	07/01/22	Baa2	400	422,604
5.350%	06/01/21	Baa2	100	107,993
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
9.250%	04/15/19	Baa2	100	137,566

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	A3		$100	$101,126
Protective Life Corp.,
Sr. Unsec’d. Notes
8.450%	10/15/39	Baa2		100	129,066
Travelers Cos., Inc. (The),
Sr. Unsec’d. Notes
3.900%	11/01/20	A2		700	791,104
Willis Group Holdings PLC (Ireland),
Gtd. Notes
4.125%	03/15/16	Baa3		100	106,148
XLIT Ltd. (Cayman Islands),
Gtd. Notes
5.750%	10/01/21	Baa2		300	345,277

					5,474,670

Investment Companies — 0.1%
Offshore Group Investments Ltd. (Cayman Islands),
Sr. Sec’d. Notes
11.500%	08/01/15	B3		1,845	2,038,725

Machinery & Equipment — 0.1%
Flowserve Corp.,
Gtd. Notes
3.500%	09/15/22	BBB-(d)		100	101,094
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	Baa2		600	727,678

					828,772

Manufacturing
Danaher Corp.,
Sr. Unsec’d. Notes
2.300%	06/23/16	A2		50	52,628
SPX Corp.,
Gtd. Notes
6.875%	09/01/17	Ba2		100	111,750
Tyco Electronics Group SA (Luxembourg),
Gtd. Notes
6.550%	10/01/17	Baa2		200	241,863

					406,241

Media — 1.0%
AMC Networks, Inc.,
Gtd. Notes
7.750%	07/15/21	B2		265	299,450
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22(a)	B+(d)		420	417,900
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	09/30/22	BB-(d)		980	984,900
6.500%	04/30/21(a)	B1		347	371,290
Cengage Learning Acquisitions, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	04/15/20	B(d)		700	749,000
CET 21 spol sro (Czech Republic),
Sr. Sec’d. Notes
9.000%	11/01/17	Ba3	EUR	100	138,785

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	03/01/21(a)	Caa1		$323	$287,470
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
7.625%	03/15/20(a)	B(d)		649	632,775
9.250%	12/15/17	B2		4,344	4,680,660
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22	Baa1		500	518,714
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.500%	03/01/16	Baa2		300	319,237
5.150%	03/15/42	BBB(d)		100	101,738
Discovery Communications LLC,
Gtd. Notes
4.950%	05/15/42	BBB(d)		500	544,730
DISH DBS Corp.,
Gtd. Notes, 144A
5.875%	07/15/22	Ba2		975	999,375
Harron Communications LP/Harron Finance Corp.,
Sr. Notes, 144A
9.125%	04/01/20	B-(d)		230	248,400
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18	B3		140	125,300
Nara Cable Funding Ltd. (Ireland),
Sr. Sec’d. Notes
8.875%	12/01/18	B1	EUR	200	235,164
NBCuniversal Media LLC,
Sr. Unsec’d. Notes
2.100%	04/01/14	Baa2		500	510,464
News America, Inc.,
Gtd. Notes
4.500%	02/15/21	Baa1		200	225,723
5.300%	12/15/14	Baa1		300	330,141
6.150%	02/15/41	Baa1		200	248,976
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
7.750%	10/15/18	B2		770	868,175
ProQuest LLC/ProQuest Notes Co.,
Gtd. Notes, 144A
9.000%	10/15/18	Caa1		375	348,750
Scripps Networks Interactive, Inc.,
Sr. Unsec’d. Notes
2.700%	12/15/16	Baa1		200	209,631
Time Warner Cable, Inc.,
Gtd. Notes
6.750%	06/15/39	Baa2		100	130,329
Truven Health Analytics, Inc.,
Sr. Unsec’d. Notes, 144A
10.625%	06/01/20	Caa1		270	291,600
Unitymedia GmbH (Germany),
Sec’d. Notes
9.500%	03/15/21	B3	EUR	140	201,496
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes
7.500%	03/15/19	Ba3	EUR	245	343,173
8.125%	12/01/17	B1	EUR	365	503,049

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Sr. Sec’d. Notes, 144A
8.125%	12/01/17	B1		$736	$791,200
Unitymedia Kabel BW GmbH (Germany),
Gtd. Notes
9.625%	12/01/19	B3	EUR	90	127,509
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/22	B2		115	115,000
Viacom, Inc.,
Sr. Unsec’d. Notes
4.375%	09/15/14	Baa1		200	213,887
Ziggo Bond Co. BV (Netherlands),
Sr. Unsec’d. Notes
8.000%	05/15/18	B2	EUR	145	204,500

					17,318,491

Metals & Mining — 0.7%
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19(a)	Ba3		195	162,825
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.000%	08/05/15	Baa3		380	377,598
4.000%	03/01/16(a)	Baa3		125	123,428
9.250%	02/15/15	Baa3		150	165,000
CONSOL Energy, Inc.,
Gtd. Notes
8.250%	04/01/20	B1		890	932,275
Eco-Bat Finance PLC (United Kingdom),
Gtd. Notes
7.750%	02/15/17	B1	EUR	280	364,330
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.875%	02/01/18	B1		300	279,000
7.000%	11/01/15(a)	B1		515	512,425
Sr. Unsec’d. Notes, 144A
6.875%	04/01/22(a)	B+(d)		170	155,550
Global Brass and Copper, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	06/01/19	B3		230	249,550
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20	Ba3		170	183,600
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.000%	04/15/20	B2		110	116,600
New World Resources NV (Netherlands),
Sr. Sec’d. Notes
7.875%	05/01/18	Ba3	EUR	200	253,155
Novelis, Inc. (Canada),
Gtd. Notes
8.750%	12/15/20(a)	B2		2,955	3,272,662
Peabody Energy Corp.,
Gtd. Notes
7.875%	11/01/26	Ba1		395	420,675
Gtd. Notes, 144A
6.250%	11/15/21	Ba1		1,420	1,412,900
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
2.250%	09/20/16	A3			$250	$259,125
Schmolz + Bickenbach Luxembourg SA (Luxembourg),
Gtd. Notes
9.875%	05/15/19	B1		EUR	230	248,783
Steel Dynamics, Inc.,
Gtd. Notes, 144A
6.375%	08/15/22	Ba2			815	841,488
Taseko Mines Ltd. (Canada),
Gtd. Notes
7.750%	04/15/19	B3			85	81,388
Vedanta Resources PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
8.250%	06/07/21	Ba2			400	388,000
Xstrata Financial Canada Ltd. (Canada),
Gtd. Notes, 144A
6.000%	11/15/41	Baa2			150	155,997

						10,956,354

Oil, Gas & Consumable Fuels — 2.7%
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20	Ba3			130	139,100
Aurora USA Oil & Gas, Inc.,
Gtd. Notes, 144A
9.875%	02/15/17	CCC+	(d)		450	479,250
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.375%	09/15/22	B+	(d)		240	253,200
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.200%	03/11/16	A2			200	214,682
3.561%	11/01/21	A2			150	162,256
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes, 144A
7.875%	04/15/22	B	(d)		150	155,250
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20(a)	B2			570	564,300
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20	B	(d)		215	219,300
8.625%	10/15/18	B3			205	219,862
CCS, Inc. (Canada),
Sr. Notes, 144A
11.000%	11/15/15	Caa2			405	418,162
Chaparral Energy, Inc.,
Gtd. Notes, 144A
7.625%	11/15/22	B3			160	168,000
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	Ba3			310	312,325
6.625%	08/15/20(a)	Ba3			705	727,031
6.875%	11/15/20	Ba3			125	131,875
7.250%	12/15/18	Ba3			60	64,500
9.500%	02/15/15	Ba3			45	49,556
Cie Generale de Geophysique - Veritas (France),
Gtd. Notes
6.500%	06/01/21	Ba3			1,055	1,086,650
Coffeyville Resources LLC/Coffeyville Finance, Inc.,

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Sr. Sec’d. Notes, 144A
9.000%	04/01/15	Ba2	$145	$154,788
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22	B1	335	349,238
6.500%	01/15/22	B3	330	363,825
7.000%	01/15/21	B3	125	140,000
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	A1	400	575,606
ConocoPhillips Holding Co.,
Sr. Unsec’d. Notes
6.950%	04/15/29	A1	100	141,528
Continental Resources, Inc.,
Gtd. Notes
5.000%	09/15/22	Ba2	205	213,712
8.250%	10/01/19	B1	335	376,875
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20	B1	1,115	1,257,162
Drill Rigs Holdings, Inc. (Marshall Islands),
Sr. Sec’d. Notes, 144A
6.500%	10/01/17	B2	280	278,250
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.750%	06/15/19	Caa1	575	609,500
9.250%	12/15/17	Caa1	325	364,812
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23	A-(d)	400	404,311
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes, 144A
7.750%	09/01/22	B(d)	190	193,800
FMC Technologies, Inc.,
Sr. Unsec’d. Notes
3.450%	10/01/22	BBB(d)	500	507,588
Forbes Energy Services Ltd.,
Gtd. Notes
9.000%	06/15/19	Caa1	185	179,450
Frac Tech Services LLC/Frac Tech Finance, Inc.,
Gtd. Notes, 144A
8.125%	11/15/18	Ba3	1,415	1,506,975
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21	B1	1,195	1,314,500
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.875%	04/01/20	Ba3	225	228,938
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.950%	04/15/22	Baa2	800	856,633
6.800%	09/15/37	Baa2	200	263,596
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21	B1	540	548,100
Gtd. Notes, 144A
6.750%	03/01/21	B1	215	217,150
Kodiak Oil & Gas Corp. (Canada),
Gtd. Notes, 144A

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
8.125%	12/01/19	Caa1	$220	$233,200
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	B3	270	291,600
9.500%	02/15/19	Caa2	735	832,388
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21	B2	290	306,675
8.625%	04/15/20	B2	160	175,200
Gtd. Notes, 144A
6.250%	11/01/19(a)	B2	2,235	2,223,825
6.500%	05/15/19	B2	50	50,000
Marathon Oil Corp.,
Sr. Unsec’d. Notes
6.600%	10/01/37	Baa2	100	133,411
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41	Baa2	400	490,017
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	B1	715	763,262
6.500%	03/15/21	B3	1,330	1,423,100
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20(a)	Ba2	775	850,562
Sr. Unsec’d. Notes
5.625%	07/01/24	Ba1	865	960,150
5.750%	01/30/22	Ba1	85	94,988
Noble Energy, Inc.,
Sr. Unsec’d. Notes
8.250%	03/01/19	Baa2	300	388,443
Northern Oil and Gas, Inc.,
Gtd. Notes
8.000%	06/01/20	Caa1	225	234,000
Oasis Petroleum, Inc.,
Gtd. Notes
6.500%	11/01/21	Caa1	165	174,075
6.875%	01/15/23	B3	170	180,625
7.250%	02/01/19	Caa1	220	235,950
OGX Austria GmbH (Austria),
Gtd. Notes, 144A
8.375%	04/01/22	B1	495	430,650
8.500%	06/01/18	B1	1,315	1,183,500
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19	Ba3	540	573,750
PDC Energy, Inc.,
Sr. Notes, 144A
7.750%	10/15/22	B3	325	325,000
PetroBakken Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.625%	02/01/20	Caa1	845	878,800
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	A3	100	112,677
6.750%	01/27/41	A3	100	124,114
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	Baa1	300	339,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
5.500%	01/21/21	Baa1	$100	$117,250
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18	Ba2	330	352,275
Phillips 66,
Gtd. Notes, 144A
4.300%	04/01/22	Baa1	400	437,942
Pioneer Natural Resources Co.,
Gtd. Notes
7.200%	01/15/28	Ba1	295	368,969
Sr. Unsec’d. Notes
6.650%	03/15/17	Ba1	210	249,287
6.875%	05/01/18	Ba1	470	570,637
7.500%	01/15/20	Ba1	110	136,966
Plains Exploration & Production Co.,
Gtd. Notes
7.625%	06/01/18	B1	270	287,550
7.625%	04/01/20	B1	40	42,700
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21	Ba1	675	720,562
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	Ba1	150	153,375
5.375%	10/01/22	Ba1	233	241,155
6.875%	03/01/21	Ba1	905	1,022,650
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	Ba3	427	450,485
5.750%	06/01/21	Ba3	1,020	1,096,500
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16	B3	750	810,000
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21	B3	165	169,950
Gtd. Notes, 144A
7.500%	03/15/21	B2	590	607,700
7.500%	02/15/23	B2	1,000	1,030,000
8.125%	10/15/22	B3	380	404,700
Seadrill Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
5.625%	09/15/17	NR	2,030	2,045,225
SESI LLC,
Gtd. Notes
7.125%	12/15/21	Ba3	915	1,011,075
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21	B1	890	943,400
6.625%	02/15/19	B1	160	168,800
Sr. Unsec’d. Notes, 144A
6.500%	01/01/23	B1	100	105,000
Southern California Gas Co.,
First Mortgage
3.750%	09/15/42	Aa3	650	663,778
Tesoro Corp.,
Gtd. Notes
5.375%	10/01/22	Ba1	320	329,600
Vanguard Natural Resources LLC/VNR Finance Corp.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Gtd. Notes
7.875%	04/01/20	Caa1		$190	$191,425

					45,149,554

Paper & Forest Products — 0.1%
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20	Ba3		330	362,175
Boise Paper Holdings LLC/Boise Finance Co.,
Gtd. Notes
9.000%	11/01/17	Ba3		90	99,000
Longview Fibre Paper & Packaging, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	06/01/16(a)	B2		180	187,650
NewPage Corp.,
Sr. Sec’d. Notes(i)
11.375%	12/31/14(a)	NR		875	551,250
PH Glatfelter Co.,
Sr. Notes, 144A
5.375%	10/15/20	BB+(d)		275	277,750
Sappi Papier Holding GmbH (Austria),
Sr. Sec’d. Notes, 144A
7.750%	07/15/17	Ba2		200	214,000
8.375%	06/15/19(a)	Ba2		200	214,000
Smurfit Kappa Acquisitions (Ireland),
Sr. Sec’d. Notes
7.750%	11/15/19	Ba2	EUR	100	141,034

					2,046,859

Pharmaceuticals — 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.125%	05/27/20	A1		1,400	1,615,722
6.000%	04/01/39	A1		400	560,814
Allergan, Inc.,
Sr. Unsec’d. Notes
3.375%	09/15/20	A3		200	216,491
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21	Baa2		500	538,018
4.875%	11/15/19	Baa2		500	582,744
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42	AA-(d)		200	204,728
6.450%	09/15/37	A1		500	683,818
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22	A+(d)		600	583,361
Capsugel Financeco SCA (Luxembourg),
Gtd. Notes, 144A
9.875%	08/01/19	Caa1	EUR	100	143,926
Eli Lilly & Co.,
Sr. Unsec’d. Notes
5.950%	11/15/37	A2		300	407,603
GlaxoSmithKline Capital, Inc.,
Gtd. Notes
6.375%	05/15/38	A1		200	285,267
Mead Johnson Nutrition Co.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
4.900%	11/01/19	Baa1	$500	$570,531
Omnicare, Inc.,
Gtd. Notes
7.750%	06/01/20	Ba3	1,572	1,729,200
Pfizer, Inc.,
Sr. Unsec’d. Notes
6.200%	03/15/19	A1	500	637,001
Sky Growth Acquisition Corp.,
Gtd. Notes, 144A
7.375%	10/15/20	Caa1	335	336,675
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.500%	07/15/16(a)	B1	276	289,455
6.750%	08/15/21	B1	225	233,438
7.250%	07/15/22(a)	B1	90	94,838
Sr. Notes, 144A
6.375%	10/15/20	B1	520	530,400
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	Baa3	150	151,921

				10,395,951

Pipelines — 0.5%
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes
5.875%	04/15/21	Ba3	605	633,738
6.125%	07/15/22	BB-(d)	320	338,400
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21(a)	B1	110	114,950
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes, 144A
7.125%	06/01/22	B2	105	104,475
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.050%	06/01/41	Baa3	100	110,257
9.000%	04/15/19	Baa3	71	91,530
Enterprise Products Operating LLC,
Gtd. Notes
4.450%	02/15/43	BBB(d)	200	197,820
5.950%	02/01/41	Baa3	300	354,877
Everest Acquisition LLC/Everest Acquisition Finance, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	05/01/19	BB-(d)	490	524,300
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes, 144A
6.500%	03/01/20	B1	110	115,500
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22	Baa2	400	429,688
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
5.500%	02/15/23	Ba3	210	219,975
6.250%	06/15/22	Ba3	280	301,000
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22	Baa2	400	401,948
6.850%	10/15/37	Baa2	100	122,370
8.625%	03/01/19	Baa2	200	262,607

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22	Baa2	$500	$542,578
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.000%	02/01/21	Baa3	400	472,538
Sr. Unsec’d. Notes
5.150%	06/01/42	Baa2	250	284,370
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
5.500%	04/15/23	B1	385	389,331
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
6.375%	08/01/22	Ba3	175	185,500
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Sr. Notes, 144A
5.875%	10/01/20	B1	99	101,475
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22	A3	500	505,792
3.800%	10/01/20	A3	400	449,272
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22	Baa2	600	613,318
4.000%	11/15/21	Baa3	100	107,616

				7,975,225

Real Estate — 0.3%
Crescent Resources LLC/Crescent Ventures, Inc.,
Sr. Sec’d. Notes, 144A
10.250%	08/15/17	Caa2	580	603,200
Realogy Corp.,
Gtd. Notes
11.500%	04/15/17	Caa3	135	144,788
Sr. Sec’d. Notes, 144A
7.625%	01/15/20(a)	B1	1,535	1,692,338
7.875%	02/15/19	Caa1	1,335	1,401,750
9.000%	01/15/20	Caa1	235	259,088

				4,101,164

Real Estate Investment Trusts — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
4.625%	04/01/15	Baa3	300	323,191
4.700%	03/15/22	BB+(d)	400	438,771
5.050%	09/01/20	Baa3	200	223,201
5.900%	11/01/21	Baa3	200	237,271
Digital Realty Trust LP,
Gtd. Notes
3.625%	10/01/22	BBB(d)	600	596,409
5.250%	03/15/21	Baa2	200	222,515
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19(a)	B2	625	670,312
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/22	Baa2	600	675,637
Rouse Co. LP/TRC Co-Issuer, Inc.,
Sr. Unsec’d. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
6.750%	05/01/13	BB+(d)	$350	$357,000
Simon Property Group LP,
Sr. Unsec’d. Notes
4.750%	03/15/42	A3	300	324,002
5.650%	02/01/20	A3	100	120,323

				4,188,632

Retail & Merchandising — 0.8%
Advance Auto Parts, Inc.,
Gtd. Notes
4.500%	01/15/22	BBB-(d)	500	538,954
Asbury Automotive Group, Inc.,
Gtd. Notes
8.375%	11/15/20	Caa1	185	203,962
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.700%	04/15/22	BBB(d)	150	158,120
4.000%	11/15/20	Baa2	500	545,672
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	03/15/19	B(d)	574	595,525
Dollar General Corp.,
Gtd. Notes
4.125%	07/15/17	BB+(d)	545	569,525
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21	Baa3	700	779,743
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.875%	12/16/36	A3	700	922,370
5.950%	04/01/41	Baa1	300	407,403
Ltd. Brands, Inc.,
Gtd. Notes
5.625%	02/15/22	Ba1	530	571,075
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
2.625%	01/15/22	A2	800	841,672
3.700%	02/15/42	A2	400	413,399
Michaels Stores, Inc.,
Gtd. Notes, 144A
7.750%	11/01/18(a)	Caa1	192	205,440
Nordstrom, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/21	Baa1	300	337,384
O’Reilly Automotive, Inc.,
Gtd. Notes
4.625%	09/15/21	Baa3	200	218,055
4.875%	01/14/21	Baa3	400	445,107
Party City Holdings, Inc.,
Sr. Notes, 144A
8.875%	08/01/20	Caa1	392	417,480
Penske Automotive Group, Inc.,
Gtd. Notes, 144A
5.750%	10/01/22	B2	900	922,500
QVC, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	07/02/22	Ba2	209	221,334
7.125%	04/15/17	Ba2	125	131,901
7.375%	10/15/20	Ba2	180	200,115

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
7.500%	10/01/19	Ba2	$345	$381,745
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20(a)	Caa2	195	199,875
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.750%	06/01/22	Ba3	265	282,225
6.875%	11/15/19	B1	605	673,062
Walgreen Co.,
Sr. Unsec’d. Notes
5.250%	01/15/19	A2	400	469,498
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
2.800%	04/15/16	Aa2	300	321,927
5.625%	04/01/40	Aa2	100	131,666
5.625%	04/15/41	Aa2	625	833,774
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
5.300%	09/15/19	Baa3	500	584,071
6.875%	11/15/37	Baa3	150	205,065

				13,729,644

Semiconductors & Semiconductor Equipment
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21	A1	200	217,234

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
6.875%	03/15/18	Ba3	370	400,988
7.125%	03/15/21	Ba3	590	634,988

				1,035,976

Storage
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20	B2	620	672,700

Telecommunications — 1.4%
America Movil SAB de CV (Mexico),
Gtd. Notes
6.125%	03/30/40	A2	100	130,117
6.375%	03/01/35	A2	200	260,818
Sr. Unsec’d. Notes
4.375%	07/16/42	A2	200	207,433
AT&T, Inc.,
Sr. Unsec’d. Notes
2.400%	08/15/16	A2	100	105,758
4.450%	05/15/21	A2	500	588,412
5.350%	09/01/40	A2	850	1,023,068
5.550%	08/15/41	A2	500	622,400
Avaya, Inc.,
Gtd. Notes
9.750%	11/01/15(a)	Caa2	190	168,625
Consolidated Communications Finance Co.,
Gtd. Notes, 144A
10.875%	06/01/20	B3	245	261,538
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20(a)	B3	175	170,625

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes
7.750%	05/15/16	Ba2		$413	$435,715
Digicel Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20	Caa1		1,110	1,165,500
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
8.250%	09/01/17	B1		714	771,120
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36	Baa3		150	168,696
Hughes Satellite Systems Corp.,
Sr. Sec’d. Notes
6.500%	06/15/19	Ba3		220	235,400
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes, 144A
7.250%	10/15/20	B(d)		505	542,875
Sr. Unsec’d. Notes, 144A
6.625%	12/15/22	Caa2		181	180,095
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
11.250%	02/04/17	Caa3		330	348,975
Gtd. Notes, PIK
11.500%	02/04/17	Caa3		1,410	1,494,600
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	06/01/19(a)	Caa2		250	262,500
Level 3 Financing, Inc.,
Gtd. Notes
8.125%	07/01/19	B3		1,917	2,036,812
8.625%	07/15/20(a)	B3		920	993,600
Gtd. Notes, 144A
7.000%	06/01/20	B3		340	343,400
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20	B2		671	702,872
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	B2		185	147,075
OTE PLC (United Kingdom),
Gtd. Notes, MTN
5.000%	08/05/13	Caa1	EUR	168	196,480
7.250%	02/12/15	Caa1	EUR	50	49,474
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17	BB-(d)		220	238,700
Phones4u Finance PLC (United Kingdom),
Sr. Sec’d. Notes
9.500%	04/01/18	B3	GBP	383	622,336
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	Baa3		700	841,207
SBA Telecommunications, Inc.,
Gtd. Notes, 144A
5.750%	07/15/20	B1		223	234,150
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	B3		1,217	1,119,640
Sprint Nextel Corp.,

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Gtd. Notes, 144A
7.000%	03/01/20(a)	Ba3		$1,000	$1,120,000
9.000%	11/15/18	Ba3		2,190	2,628,000
Sunrise Communications International SA (Luxembourg),
Sr. Sec’d. Notes
7.000%	12/31/17	Ba3	EUR	155	212,827
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes
6.250%	08/15/22	Ba3	EUR	132	171,323
6.750%	08/15/24	Ba3	EUR	137	177,812
tw telecom holdings, Inc.,
Gtd. Notes, 144A
5.375%	10/01/22	B1		305	311,100
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.600%	04/01/21	A3		400	474,453
4.750%	11/01/41	A3		400	459,880
6.900%	04/15/38	A3		200	285,446
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.250%	09/26/17	A3		800	801,078
Windstream Corp.,
Gtd. Notes
7.875%	11/01/17(a)	Ba3		252	281,610
Ziggo Finance BV (Netherlands),
Sr. Sec’d. Notes
6.125%	11/15/17	Ba2	EUR	53	72,705

					23,666,250

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	BBB(d)		600	598,606
4.750%	05/05/21	Baa1		550	629,238
Lorillard Tobacco Co.,
Gtd. Notes
8.125%	05/01/40	Baa2		100	131,524
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.900%	11/15/21	A2		400	416,716
5.650%	05/16/18	A2		800	980,102

					2,756,186

Transportation
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	BBB+(d)		300	317,404
Gategroup Finance Luxembourg SA (Luxembourg),
Gtd. Notes
6.750%	03/01/19	B1	EUR	115	151,475
Gulfmark Offshore, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	03/15/22	BB-(d)		110	114,125

					583,004

TOTAL CORPORATE BONDS (cost $305,145,815)					316,290,688

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS — 0.2%
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, TIPS
2.150%	09/15/14	Baa2	EUR	65	$102,142
Panama Government International (Panama),
Sr. Unsec’d. Notes
6.700%	01/26/36	Baa3		$200	281,000
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	Baa2		700	896,000
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3		300	345,450
7.375%	09/18/37	Baa3		100	153,500
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	Baa1		100	112,250
United Mexican States (Mexico),
Sr. Unsec’d. Notes
6.050%	01/11/40	Baa1		100	133,250
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1		600	667,500

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,503,943)					2,691,092

MUNICIPAL BONDS — 0.1%
California — 0.1%
City of San Francisco CA Public Utilities Commission Water Revenue,
Revenue Bonds
6.000%	11/01/40	Aa3		200	246,180
State of California,
General Obligation Unlimited
7.550%	04/01/39	A1		250	341,225

					587,405

Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds
6.637%	04/01/57	A2		100	117,410

Illinois
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3		100	121,327
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	A1		100	97,015
7.350%	07/01/35	A1		200	235,610

					453,952

New Jersey
New Jersey State Turnpike Authority,
Revenue Bonds
7.414%	01/01/40	A3		100	148,844

New York
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3		200	201,284

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Oregon
Oregon Department of Transportation,
Revenue Bonds
5.834%	11/15/34	Aa2	$200	$259,222

TOTAL MUNICIPAL BONDS (cost $1,720,363)				1,768,117

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Arkle Master Issuer PLC (United Kingdom),
Series 2010-2A, Class 1A1, 144A
1.835%(c)	05/17/60	Aaa	950	959,770
Banc of America Alternative Loan Trust,
Series 2003-11, Class 4A1
4.750%	01/25/19	A2	435	443,535
Bear Stearns Asset Backed Securities Trust,
Series 2004-AC2, Class 2A
5.000%	05/25/34	Baa2	469	471,687
Countrywide Alternative Loan Trust,
Series 2003-J1, Class 3A2
5.000%	10/25/18	B2	99	100,227
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-J8, Class 1A2
4.750%	11/25/19	BBB+(d)	235	241,235
GMAC Mortgage Corp. Loan Trust,
Series 2004-J5, Class A4
5.500%	01/25/35	A1	237	243,385
Holmes Master Issuer PLC (United Kingdom),
Series 2007-1, Class 4A
0.555%(c)	07/15/30	Aaa	1,100	1,099,897
Series 2010-1A, Class A2, 144A
1.855%(c)	10/15/54	Aaa	1,100	1,110,266
Permanent Master Issuer PLC (United Kingdom),
Series 2010-1A, Class 1A, 144A
1.605%(c)	07/15/42	Aaa	1,080	1,082,837
Series 2011-1A, Class 1A1, 144A
1.835%(c)	07/15/42	Aaa	300	304,090
Superannuation Members Home Loans Global Fund (Australia),
Series 8, Class A1
0.598%(c)	01/12/37	Aaa	1,157	1,152,425
Westpac Securitisation Trust (Australia),
Series 2005-1G, Class A1
0.443%(c)	03/23/36	Aaa	697	695,350

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $7,865,706)				7,904,704

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.3%
Federal Home Loan Mortgage Corp.
3.000%	TBA		$1,000	$1,055,469
3.257%(c)	08/01/41		609	642,132
3.500%	03/01/32-09/01/32		974	1,048,410
3.500%	TBA		3,000	3,216,562
4.000%	12/01/40		1,670	1,797,412
4.000%	TBA		1,000	1,063,750
4.000%	TBA		2,000	2,149,688
4.500%	05/01/36-10/01/39		4,456	4,796,553
4.500%	TBA		2,000	2,144,375

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
4.500%	TBA		$1,000	$1,075,469
5.000%	01/01/37-03/01/38		1,837	1,996,977
5.000%	TBA		2,000	2,167,500
5.500%	06/01/35-08/01/38		1,920	2,097,995
5.500%	TBA		2,000	2,179,062
6.000%	09/01/36		1,150	1,265,821
Federal National Mortgage Assoc.
0.875%	10/26/17		2,000	2,010,058
2.500%	TBA		1,000	1,050,938
2.520%(c)	08/01/42		494	518,706
2.758%(c)	08/01/41		902	943,203
3.000%	01/01/27		454	482,506
3.000%	TBA		3,000	3,180,000
3.000%	TBA		9,700	10,239,562
3.500%	10/01/26-06/01/42		5,495	5,897,272
3.500%	TBA		3,500	3,753,750
4.000%	02/01/31-12/01/41		5,970	6,446,403
4.000%	TBA		2,500	2,673,438
4.500%	07/01/41-01/01/42		4,814	5,245,471
4.500%	TBA		1,000	1,078,906
4.500%	TBA		21,900	23,703,329
5.000%	05/01/41		3,382	3,698,050
5.000%	TBA		1,000	1,085,625
5.000%	TBA		23,400	25,524,280
5.500%	04/01/36-08/01/37		2,339	2,586,506
5.500%	TBA		1,000	1,083,281
5.500%	TBA		3,400	3,727,250
6.000%	TBA		9,800	10,819,812
Government National Mortgage Assoc.
3.500%	04/20/42		980	1,073,567
3.500%	TBA		1,000	1,095,781
3.500%	TBA		2,000	2,187,500
4.000%	12/15/40-05/20/42		1,505	1,657,356
4.000%	TBA		1,400	1,543,500
4.000%	TBA		2,500	2,751,562
4.500%	01/20/41-04/20/41		2,529	2,805,924
4.500%	TBA		3,000	3,292,969
4.500%	TBA		1,000	1,103,281
5.000%	10/20/39		1,539	1,709,164
5.000%	TBA		2,000	2,205,000
5.000%	TBA		1,000	1,104,531
5.500%	TBA		2,000	2,224,922
6.000%	09/20/38-10/20/38		1,746	1,974,281

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $169,772,002)				171,174,859

U.S. TREASURY OBLIGATIONS — 12.5%
U.S. Treasury Bonds
4.750%	02/15/41	(k)	4,508	6,317,538
6.250%	05/15/30		3,380	5,296,565
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.125%	04/15/16-07/15/22		15,668	17,164,761
0.500%	04/15/15		1,795	1,994,027
0.625%	04/15/13-07/15/21		912	1,047,428
0.750%	02/15/42		3,008	3,314,049
1.125%	01/15/21		345	427,817
1.250%	04/15/14		1,235	1,390,241
1.375%	01/15/20		1,230	1,559,431

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value (Note 2)
U.S. TREASURY OBLIGATIONS (Continued)
1.625%	01/15/15		$1,160	$1,491,991
1.750%	01/15/28		1,080	1,529,470
1.875%	07/15/13-07/15/19		5,110	6,583,595
2.000%	01/15/14-07/15/14		1,485	1,925,003
2.000%	01/15/26	(k)	615	932,896
2.125%	01/15/19-02/15/41		2,288	3,490,439
2.375%	01/15/17-01/15/27		3,505	5,606,417
2.500%	07/15/16		984	1,296,126
2.500%	01/15/29	(k)	340	519,044
2.625%	07/15/17		435	581,138
3.375%	04/15/32		220	471,540
3.625%	04/15/28		1,180	2,653,498
3.875%	04/15/29		1,220	2,822,978
U.S. Treasury Notes
0.250%	12/15/14		1,578	1,577,631
0.875%	04/30/17		52,973	53,722,091
1.250%	04/15/14		1	1,016
1.375%	09/30/18		22,506	23,216,334
1.750%	03/31/14		19,001	19,432,969
2.000%	04/30/16		33,614	35,528,418
2.625%	12/31/14		4,900	5,160,312

TOTAL U.S. TREASURY OBLIGATIONS (cost $201,774,614)			207,054,763

TOTAL LONG-TERM INVESTMENTS (cost $1,196,266,294)			1,239,537,550

		Shares
SHORT-TERM INVESTMENT — 39.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 39.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $651,393,774; includes $66,919,155 of cash collateral received for securities on loan)(b)(w)		651,393,774	651,393,774

	Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
30 Year U.S. Treasury Bond Futures, expiring 11/23/12,
Strike Price $152.00	UBS AG	$6	7,875

Put Options
30 Year U.S. Treasury Bond Futures, expiring 11/23/12,
Strike Price $144.00	Citigroup, Inc.	2	1,500

TOTAL OPTIONS PURCHASED (cost $11,766)			9,375

TOTAL SHORT-TERM INVESTMENTS (cost $651,405,540)			651,403,149

Value
TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT — 114.1% (cost $1,847,671,834)	$1,890,940,699

Interest Rate	Maturity Date	Principal Amount (000)#
SECURITY SOLD SHORT — (0.8)%
U.S. GOVERNMENT AGENCY OBLIGATION
Federal National Mortgage Assoc. (proceeds received $13,751,867)
4.000%	TBA	$12,800	(13,790,001)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT — 113.3% (cost $1,833,919,967)			1,877,150,698
Liabilities in excess of other assets(x) — (13.3)%			(220,823,156)

NET ASSETS — 100.0%			$1,656,327,542

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CDX	Credit Derivative Index
CPI	Consumer Price Index
CVT	Convertible Security
DIP	Debtor-In-Possession
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotations
NR	Non Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
REIT	Real Estate Investment Trust
SLM	Student Loan Mortgage
SPDR	Standard & Poor’s Depositary Receipts
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $65,103,760; cash collateral of $66,919,155 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
151	2 Year U.S. Treasury Notes	Dec. 2012	$33,285,891	$33,300,219	$14,328
8	5 Year U.S. Treasury Notes	Dec. 2012	994,344	997,063	2,719
28	10 Year U.S. Treasury Notes	Dec. 2012	3,713,299	3,737,563	24,264
8	20 Year U.S. Treasury Bonds	Dec. 2012	1,191,174	1,195,000	3,826
31	30 Year U.S. Ultra Bonds	Dec. 2012	5,018,463	5,121,781	103,318
177	DAX Index.	Dec. 2012	41,652,478	41,160,609	(491,869)
2,513	Euro STOXX 50	Dec. 2012	82,128,606	79,280,051	(2,848,555)
2,250	Mini MSCI Emerging Markets Index	Dec. 2012	110,409,890	111,825,000	1,415,110

					(1,776,859)

Short Positions:
1	2 Year U.S. Treasury Notes	Dec. 2012	220,438	220,531	(93)
145	5 Year U.S. Treasury Notes	Dec. 2012	18,011,719	18,071,758	(60,039)
3	10 Year Euro-Bund.	Dec. 2012	545,362	546,544	(1,182)
110	10 Year U.S. Treasury Notes	Dec. 2012	14,674,013	14,683,281	(9,268)
13	20 Year U.S. Treasury Bonds	Dec. 2012	1,935,304	1,941,875	(6,571)
13	30 Year U.S. Ultra Bonds	Dec. 2012	2,153,498	2,147,844	5,654
123	Euro FX Currency	Dec. 2012	19,651,556	19,775,325	(123,769)
240	S&P 500 E-Mini	Dec. 2012	17,183,458	17,210,400	(26,942)

					(222,210)

					$(1,999,069)

(1)

Cash of $19,485,000, common stock with a market value of $155,568 and U.S. Treasury Securities with a market value of $1,135,804 has been segregated to cover requirement for open futures contracts as of September 30, 2012.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 11/23/12	UBS Securities	GBP	3,586	$5,831,001	$5,789,574	$(41,427)
Euro,
Expiring 10/22/12	Deutsche Bank	EUR	141	180,379	181,237	858
Expiring 10/22/12	UBS Securities	EUR	700	854,257	899,757	45,500
Expiring 10/22/12	UBS Securities	EUR	360	446,738	462,732	15,994
Japanese Yen,
Expiring 11/23/12	JPMorgan Chase	JPY	455,751	5,746,451	5,842,693	96,242
Swiss Franc,
Expiring 11/29/12	Citigroup Global Markets	CHF	5,490	5,892,455	5,844,227	(48,228)

				$18,951,281	$19,020,220	$68,939

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 10/17/12	Citigroup Global Markets	GBP	112	$182,015	$180,847	$1,168
Expiring 10/17/12	Citigroup Global Markets	GBP	110	172,344	177,617	(5,273)
Expiring 10/17/12	Citigroup Global Markets	GBP	98	153,571	158,241	(4,670)
Expiring 10/17/12	Credit Suisse First Boston Corp.	GBP	96	155,645	155,012	633
Expiring 10/17/12	UBS Securities	GBP	1,194	1,853,559	1,927,959	(74,400)
Expiring 10/17/12	UBS Securities	GBP	103	167,125	166,314	811
Expiring 10/17/12	UBS Securities	GBP	94	151,364	151,782	(418)
Expiring 10/17/12	UBS Securities	GBP	90	143,990	145,324	(1,334)
Expiring 10/17/12	UBS Securities	GBP	88	137,349	142,094	(4,745)
Expiring 10/17/12	UBS Securities	GBP	71	111,526	114,644	(3,118)
Expiring 11/23/12	JPMorgan Chase	GBP	3,658	5,746,450	5,906,652	(160,202)
Euro,
Expiring 10/22/12	BNP Paribas	EUR	119	153,605	152,959	646
Expiring 10/22/12	BNP Paribas	EUR	81	105,803	104,115	1,688
Expiring 10/22/12	Citigroup Global Markets	EUR	4,872	5,973,073	6,262,308	(289,235)
Expiring 10/22/12	Citigroup Global Markets	EUR	788	965,475	1,012,226	(46,751)
Expiring 10/22/12	JPMorgan Chase	EUR	108	138,292	138,820	(528)
Expiring 10/22/12	UBS Securities	EUR	378	466,641	485,868	(19,227)
Expiring 10/22/12	UBS Securities	EUR	300	383,350	385,610	(2,260)
Expiring 10/22/12	UBS Securities	EUR	169	213,539	217,227	(3,688)
Expiring 10/22/12	UBS Securities	EUR	98	128,669	125,966	2,703
Expiring 10/22/12	UBS Securities	EUR	50	61,462	64,268	(2,806)
Expiring 10/22/12	UBS Securities	EUR	35	45,033	44,988	45
Japanese Yen,
Expiring 11/23/12	UBS Securities	JPY	455,751	5,831,001	5,842,693	(11,692)
Expiring 12/04/12	JPMorgan Chase	JPY	40,000	509,252	512,872	(3,620)
Swiss Franc,
Expiring 11/29/12	JPMorgan Chase	CHF	5,490	5,727,855	5,844,227	(116,372)

				$29,677,988	$30,420,633	$(742,645)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
$430	06/23/21	2.67%	CPI Urban Consumers	$2,570	$—	$2,570	Deutsche Bank AG(1)
5,600	06/11/19	1.41%	3 month LIBOR	(103,598)	—	(103,598)	Credit Suisse First Boston(1)
900	09/28/19	1.26%	3 month LIBOR	2,779	—	2,779	Credit Suisse First Boston(2)
965	08/22/22	2.86%	CPI Urban Consumers	(3,785)	—	(3,785)	Deutsche Bank AG(1)

				$(102,034)	$—	$(102,034)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.18.V2	06/20/17	5.000%	$2,475	$19,253	$(138,199)	$157,452	Credit Suisse First Boston
CDX.NA.IG.18.V1	12/20/17	1.000%	19,000	10,375	(38,939)	49,314	Deutsche Bank AG

				$29,628	$(177,138)	$206,766

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
CCO Holdings LLC	09/20/17	8.000%	$300	*	$33,818	$ —	$ 33,818	Deutsche Bank AG
CIT Group, Inc.	09/20/15	5.000%	1,500	*	109,584	(88,262)	197,846	Deutsche Bank AG

					$143,402	$(88,262)	$231,664

The Portfolio entered into credit default swap agreements on corporate issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):
K. Hovnanian Enterprises	09/20/17	$87	5.000%	$13,212	$8,450	$4,762	Credit Suisse First Boston
K. Hovnanian Enterprises	09/20/17	33	5.000%	5,011	3,164	1,847	Deutsche Bank AG
MGM Mirage	06/20/15	100	5.000%	(3,813)	5,786	(9,599)	Deutsche Bank AG
MGM Mirage	06/20/15	60	5.000%	(2,295)	2,605	(4,900)	Deutsche Bank AG
MGM Mirage	06/20/15	55	5.000%	(2,104)	2,196	(4,300)	Deutsche Bank AG
MGM Mirage	06/20/15	50	5.000%	(1,913)	2,309	(4,222)	Deutsche Bank AG
MGM Mirage	06/20/15	50	5.000%	(1,913)	2,542	(4,455)	Deutsche Bank AG

				$6,185	$27,052	$(20,867)

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

*	Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

Total return swap agreements outstanding at September 30, 2012:

Counterparty	Termination Date	Notional Amount# (000)	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized (Depreciation)
Credit Suisse First Boston	06/15/13	$77,275	Receive rate of return on Dow-Jones-UBS Commodity Total Return Index and pay variable payments on the three month LIBOR + 20 bps.	$(171,052)	$—	$(171,052)
Credit Suisse First Boston	06/15/13	97,033	Receive rate of return on MSCI US REIT Index and pay variable payments on the one month LIBOR +27 bps.	(4,315,113)	—	(4,315,113)

				$(4,486,165)	$—	$(4,486,165)

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BLACKROCK GLOBAL STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$325,440,614	$9,047,541	$—
Exchange Traded Funds	128,762,420	—	—
Preferred Stocks	5,431,513	—	—
Asset-Backed Securities	—	28,995,306	—
Bank Loans	—	23,414,974	—
Commercial Mortgage-Backed Securities	—	7,709,533	1,101,268
Convertible Bonds	—	2,750,158	—
Corporate Bonds	—	316,290,688	—
Foreign Government Bonds	—	2,691,092	—
Municipal Bonds	—	1,768,117	—
Residential Mortgage-Backed Securities	—	7,904,704	—
U.S. Government Agency Obligations	—	171,174,859	—
U.S. Treasury Obligations	—	207,054,763	—
Affiliated Money Market Mutual Fund	651,393,774	—	—
Options Purchased	—	9,375	—
Short Sales – U.S. Government
Agency Obligation	—	(13,790,001)	—
Other Financial Instruments*
Futures	(1,999,069)	—	—
Foreign Forward Currency Contracts	—	(673,706)	—
Interest Rate Swaps	—	(102,034)	—
Credit Default Swaps	—	185,899	231,664
Total Return Swaps	—	(4,486,165)	—

Total	$1,109,029,252	$759,945,103	$1,332,932

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2012 categorized by risk exposure.

Derivative Fair Value at 9/30/12
Credit contracts	$417,563
Equity contracts.	(6,438,421)
Foreign exchange contracts	(797,475)
Interest rate contracts	(15,703)

Total	$(6,834,036)

AST BLACKROCK VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS
Aerospace & Defense — 1.4%
Honeywell International, Inc.	81,162	$4,849,430
Raytheon Co.	124,175	7,097,843

		11,947,273

Agriculture — 0.2%
Philip Morris International, Inc.	16,000	1,439,040

Airlines — 1.3%
Delta Air Lines, Inc.*	930,938	8,527,392
United Continental Holdings, Inc.*	133,368	2,600,676

		11,128,068

Auto Parts & Related — 0.5%
Lear Corp.	58,225	2,200,323
TRW Automotive Holdings Corp.*	55,800	2,439,018

		4,639,341

Automobile Manufacturers — 0.4%
Ford Motor Co.(a)	108,730	1,072,078
Oshkosh Corp.*(a)	86,750	2,379,552

		3,451,630

Beverages — 0.9%
Constellation Brands, Inc. (Class A Stock)*	127,700	4,131,095
PepsiCo, Inc.	56,126	3,972,037

		8,103,132

Biotechnology — 0.2%
Amgen, Inc.	20,004	1,686,737

Chemicals — 1.1%
CF Industries Holdings, Inc.	21,600	4,800,384
E.I. du Pont de Nemours & Co.	102,211	5,138,147

		9,938,531

Commercial Banks — 8.3%
Citigroup, Inc.	777,824	25,450,401
Goldman Sachs Group, Inc. (The)	104,422	11,870,693
State Street Corp.	131,400	5,513,544
U.S. Bancorp	511,536	17,545,684
Wells Fargo & Co.	351,064	12,122,240

		72,502,562

Commercial Services — 0.8%
Western Union Co. (The)	382,177	6,963,265

Components — 0.9%
Corning, Inc.	609,874	8,019,843

Computers & Peripherals — 1.3%
Hewlett-Packard Co.	359,000	6,124,540
Western Digital Corp.	124,250	4,812,202

		10,936,742

Construction & Engineering — 1.1%
Jacobs Engineering Group, Inc.*	150,601	6,088,798
KBR, Inc.	132,362	3,947,035

		10,035,833

Consumer Finance — 0.8%
Discover Financial Services	174,200	6,920,966

Consumer Products & Services — 0.6%
Whirlpool Corp.	59,800	4,958,018

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging — 1.1%
Rock-Tenn Co. (Class A Stock)	131,387	$9,483,514

Diversified Financial Services — 4.1%
JPMorgan Chase & Co.	805,995	32,626,678
NASDAQ OMX Group, Inc. (The)	122,300	2,848,978

		35,475,656

Diversified Manufacturing — 1.6%
Tyco International Ltd. (Switzerland)	248,075	13,956,700

Diversified Telecommunication Services — 2.8%
AT&T, Inc.	255,236	9,622,397
Verizon Communications, Inc.	329,638	15,021,604

		24,644,001

Electric Utilities — 1.8%
AES Corp. (The)*	402,825	4,418,990
Ameren Corp.	134,900	4,407,183
Southern Co. (The)	141,855	6,538,097

		15,364,270

Electronics — 0.2%
Agilent Technologies, Inc.	39,400	1,514,930

Energy Equipment & Services — 0.7%
Halliburton Co.	176,109	5,933,112

Food & Staples Retailing — 3.0%
CVS Caremark Corp.	195,925	9,486,688
Kroger Co. (The)	179,896	4,234,752
Wal-Mart Stores, Inc.	166,700	12,302,460

		26,023,900

Food Products — 1.3%
Archer-Daniels-Midland Co.	180,046	4,893,650
Smithfield Foods, Inc.*	42,500	835,125
Unilever NV (Netherlands)(a)	147,391	5,229,433

		10,958,208

Healthcare Equipment & Supplies — 0.5%
Baxter International, Inc.	70,586	4,253,512

Healthcare Products — 1.7%
Medtronic, Inc.	197,140	8,500,677
Zimmer Holdings, Inc.	90,700	6,133,134

		14,633,811

Healthcare Services — 1.9%
Aetna, Inc.	88,929	3,521,588
Humana, Inc.	54,450	3,819,668
UnitedHealth Group, Inc.	170,125	9,426,626

		16,767,882

Home Builders — 0.1%
Thor Industries, Inc.	20,000	726,400

Household Products — 0.9%
Kimberly-Clark Corp.	41,117	3,527,016
Procter & Gamble Co. (The)	64,730	4,489,673

		8,016,689

Insurance — 8.9%
ACE Ltd. (Switzerland)	55,060	4,162,536
Aflac, Inc.	76,143	3,645,727
American Financial Group, Inc.	102,175	3,872,432
American International Group, Inc.*	277,100	9,086,109
Berkshire Hathaway, Inc. (Class B Stock)*	10,925	963,585

AST BLACKROCK VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Chubb Corp. (The)	87,200	$6,651,616
Hartford Financial Services Group, Inc. (The)	353,243	6,867,044
HCC Insurance Holdings, Inc.	40,275	1,364,920
Lincoln National Corp.	136,532	3,302,709
MetLife, Inc.	417,231	14,377,780
Reinsurance Group of America, Inc.	71,800	4,155,066
RenaissanceRe Holdings Ltd. (Bermuda)	19,300	1,486,872
Travelers Cos., Inc. (The)	207,207	14,143,950
Unum Group	185,400	3,563,388

		77,643,734

Internet Services — 0.7%
Expedia, Inc.	102,515	5,929,468

Media — 6.3%
Comcast Corp. (Class A Stock)	383,300	13,710,641
Comcast Corp. (Special Class A Stock)	101,501	3,532,235
DISH Network Corp. (Class A Stock)	129,300	3,957,873
News Corp. (Class A Stock)	505,600	12,402,368
Time Warner Cable, Inc.	87,000	8,270,220
Time Warner, Inc.(a)	122,904	5,571,238
Viacom, Inc. (Class B Stock)	76,940	4,123,215
Walt Disney Co. (The)	66,230	3,462,504

		55,030,294

Metals & Mining — 1.5%
Alcoa, Inc.(a)	813,172	7,196,572
Freeport-McMoRan Copper & Gold, Inc.	55,456	2,194,948
Nucor Corp.	90,206	3,451,282

		12,842,802

Miscellaneous Manufacturing — 3.7%
3M Co.	99,600	9,205,032
General Electric Co.	732,671	16,638,958
Ingersoll-Rand PLC (Ireland)	138,600	6,212,052

		32,056,042

Multi-Utilities — 1.0%
Dominion Resources, Inc.	115,568	6,118,170
NRG Energy, Inc.	126,900	2,714,391

		8,832,561

Office Equipment & Supplies — 0.7%
Pitney Bowes, Inc.(a)	195,400	2,700,428
Xerox Corp.	510,600	3,747,804

		6,448,232

Oil & Gas — 13.8%
Chevron Corp.	199,826	23,291,719
Devon Energy Corp.	104,700	6,334,350
Ensco PLC (United Kingdom) (Class A Stock)	57,788	3,152,913
Exxon Mobil Corp.	457,494	41,837,826
Hess Corp.	71,123	3,820,728
Marathon Oil Corp.	407,053	12,036,557
Marathon Petroleum Corp.	132,725	7,245,458
Noble Corp. (Switzerland)*	162,156	5,801,942
Peabody Energy Corp.	142,399	3,174,074
Suncor Energy, Inc. (Canada)	311,460	10,231,461
Weatherford International Ltd. (Switzerland)*	253,513	3,214,545

		120,141,573

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products — 0.8%
Domtar Corp.	60,125	$4,707,186
International Paper Co.	63,800	2,317,216

		7,024,402

Pharmaceuticals — 10.3%
Abbott Laboratories	83,600	5,731,616
Eli Lilly & Co.	179,750	8,521,947
Forest Laboratories, Inc.*	153,800	5,476,818
Johnson & Johnson(a)	143,788	9,908,432
Merck & Co., Inc.	595,672	26,864,808
Pfizer, Inc.	1,322,101	32,854,210

		89,357,831

Retail — 0.7%
Gap, Inc. (The)	75,725	2,709,440
J.C. Penney Co., Inc.(a)	71,700	1,741,593
Walgreen Co.	39,200	1,428,448

		5,879,481

Semiconductors — 2.1%
KLA-Tencor Corp.	184,825	8,817,077
LSI Corp.*	814,654	5,629,259
Marvell Technology Group Ltd. (Bermuda)	196,208	1,795,303
Micron Technology, Inc.*	403,087	2,412,476

		18,654,115

Software — 1.4%
CA, Inc.	12,000	309,180
Microsoft Corp.	301,308	8,972,952
Oracle Corp.	101,100	3,183,639

		12,465,771

Specialty Retail — 0.3%
Foot Locker, Inc.	68,834	2,443,607

Telecommunications — 2.2%
Cisco Systems, Inc.	1,022,251	19,514,772

TOTAL LONG-TERM INVESTMENTS (cost $778,627,134)		834,688,251

SHORT-TERM INVESTMENT — 6.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $55,522,133; includes $27,566,339 of cash collateral for securities on loan)(b)(w)	55,522,133	55,522,133

TOTAL INVESTMENTS — 102.3% (cost $834,149,267)		890,210,384
Liabilities in excess of other assets — (2.3)%		(19,697,147)

NET ASSETS — 100.0%		$870,513,237

AST BLACKROCK VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:

NASDAQ National Association of Securities Dealers Automated Quotations

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,571,332; cash collateral of $27,566,339 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$834,688,251	$—	$—
Affiliated Money Market Mutual Fund	55,522,133	—	—

Total	$890,210,384	$—	$—

AST BOND PORTFOLIO 2015

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†		Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 87.0%
ASSET-BACKED SECURITIES — 8.7%
Ally Auto Receivables Trust, Series 2012-2, Class A2	Aaa		0.560%		10/15/14	$400	$400,352
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	Aaa		0.510%		12/22/14	200	200,057
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa		0.471%	(c)	11/15/15	1,050	1,051,318
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa		0.910%		10/08/15	470	471,707
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA	(d)	0.890%		09/15/16	500	503,706
Chase Issuance Trust, Series 2005-A11, Class A	Aaa		0.291%	(c)	12/15/14	1,000	1,000,033
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa		0.449%	(c)	12/15/18	1,000	991,586
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa		0.540%		11/15/14	400	399,975
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA	(d)	0.470%		01/22/15	400	399,970
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa		0.850%		11/21/14	200	200,460
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa		0.770%		09/22/14	200	200,409
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa		0.770%		01/15/16	500	503,404
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa		0.281%	(c)	11/15/15	1,000	1,000,218
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa		0.910%		05/15/15	293	294,124

TOTAL ASSET-BACKED SECURITIES (cost $7,191,172)							7,617,319

COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.5%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa		5.309%		10/10/45	384	391,929
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3	Aaa		5.887%	(c)	09/11/38	460	467,186
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA	(d)	5.703%		06/11/50	600	640,614
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA	(d)	5.330%		01/12/45	35	34,603
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A2	AAA	(d)	5.588%		09/11/42	158	157,646
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa		3.061%		12/15/47	250	267,663
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa		5.268%		02/15/40	146	146,269
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa		5.417%		12/10/49	368	368,156
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa		5.381%		03/10/39	794	819,224
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-	(d)	5.553%		04/10/38	300	340,749
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa		5.560%		11/10/39	270	312,701
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	Aaa		5.778%		08/10/45	436	442,509
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa		5.491%	(c)	12/12/44	276	276,423

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	$547	$564,856
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	258	264,010
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2	Aaa	5.532%		03/15/32	9	8,842
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%		09/15/39	31	31,345
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%		08/12/43	600	691,712
Morgan Stanley Capital I, Series 2007-HQ11, Class A2	Aaa	5.359%		02/12/44	415	415,424
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	520	548,320
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2	Aaa	5.684%		05/15/43	4	3,890
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275%		11/15/48	24	24,540
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	130	150,333
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	6.077%	(c)	02/15/51	54	54,499

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $6,693,082)						7,423,443

CORPORATE BONDS — 18.8%

Aerospace & Defense — 0.5%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	3.500%		02/15/15	400	429,099

Banking — 5.5%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.750%		09/15/15	180	189,629
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%		04/01/15	425	455,258
Citigroup, Inc., Sub. Notes	Baa3	5.000%		09/15/14	475	500,992
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	3.625%		02/07/16	260	274,271
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%		08/17/15	1,500	1,507,041
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.700%		01/20/15	500	529,544
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.375%		10/15/15	500	538,577
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200%		05/13/14	525	552,212
Royal Bank of Canada (Canada), Covered Notes	Aaa	1.200%		09/19/17	260	261,638

						4,809,162

Capital Goods — 0.6%
ABB Finance USA, Inc., Gtd. Notes	A2	1.625%		05/08/17	115	116,858
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.200%		06/01/15	195	198,510
Xylem, Inc., Gtd. Notes	Baa2	3.550%		09/20/16	190	203,026

						518,394

Consumer — 0.5%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	5.450%		10/15/12	400	400,747

Electric — 0.6%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%		01/15/19	165	199,301

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.050%	03/15/14	$350	$375,695

					574,996

Energy - Integrated — 1.9%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	80	85,424
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	500	536,328
ConocoPhillips, Gtd. Notes	A1	4.750%	02/01/14	257	271,470
Total Capital Canada Ltd. (Canada), Gtd. Notes	Aa1	1.625%	01/28/14	775	787,245

					1,680,467

Foods — 1.6%
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes	AA-(d)	4.250%	03/01/15	565	613,465
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	360	390,069
Yum! Brands, Inc., Sr. Unsec’d. Notes	Baa3	4.250%	09/15/15	400	433,943

					1,437,477

Healthcare & Pharmaceutical — 1.7%
Novartis Capital Corp., Gtd. Notes	Aa2	4.125%	02/10/14	500	524,891
Pfizer, Inc., Sr. Unsec’d. Notes(k)	A1	5.350%	03/15/15	500	559,002
Roche Holdings, Inc., Gtd. Notes, 144A	A1	5.000%	03/01/14	383	406,139

					1,490,032

Insurance — 0.1%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	110	127,593

Media & Entertainment — 0.2%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100%	04/01/14	190	193,976

Metals — 0.2%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	5.500%	04/01/14	200	214,527

Non-Captive Finance — 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	5.900%	05/13/14	475	513,777

Retailers — 2.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	4.875%	09/15/14	500	539,952
TJX Cos., Inc., Sr. Unsec’d. Notes	A3	4.200%	08/15/15	725	794,542
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	3.000%	02/03/14	800	827,194

					2,161,688

Technology — 0.4%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	300	318,617

Telecommunications — 1.9%
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.100%	09/15/14	1,000	1,087,310
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.175%	06/18/14	560	589,400

					1,676,710

TOTAL CORPORATE BONDS (cost $15,770,393)					16,547,262

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BOND — 0.3%
State of California GO, Taxable Var. Purp. 3 (cost $251,545)	A1	5.450%		04/01/15	$250	$276,438

NON-CORPORATE FOREIGN AGENCIES — 2.1%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%		08/25/21	1,465	1,517,886
Statoil ASA (Norway), Gtd. Notes	Aa2	3.875%		04/15/14	300	315,480

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $1,759,939)						1,833,366

SOVEREIGNS — 1.1%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%		02/14/17	265	268,074
Province of Alberta Canada (Canada), Notes, 144A	Aaa	1.000%		06/21/17	710	718,875

TOTAL SOVEREIGNS (cost $974,315)						986,949

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.0%
Federal Home Loan Mortgage Corp.		1.250%		08/01/19	3,455	3,463,264
Federal Home Loan Mortgage Corp.		1.250%		10/02/19	1,710	1,706,460
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	540	566,482
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.350%	(s)	03/15/22	145	118,322
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		04/26/24	580	769,796
Residual Funding Corp. Strips Principal		1.670%	(s)	07/15/20	3,820	3,374,248
Tennessee Valley Authority, Unsec’d. Notes		1.875%		08/15/22	2,320	2,307,112

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $12,270,959)						12,305,684

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 19.4%
Federal Home Loan Mortgage Corp.		3.500%		06/01/42	4,841	5,200,898
Federal National Mortgage Association		3.000%		TBA	4,500	4,738,359
Federal National Mortgage Association		3.500%		TBA	1,000	1,072,500
Government National Mortgage Association		4.000%		08/20/40-04/20/41	5,451	6,019,483

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $16,518,794)						17,031,240

U.S. TREASURY OBLIGATIONS — 14.1%
U.S. Treasury Bonds		3.000%		05/15/42	530	549,544
U.S. Treasury Bonds		6.250%		08/15/23	505	732,802
U.S. Treasury Notes		0.250%		09/15/15	4,740	4,731,853
U.S. Treasury Notes		1.000%		03/31/17	545	555,900
U.S. Treasury Notes		1.000%		09/30/19	10	9,962
U.S. Treasury Notes		1.625%		08/15/22	1,411	1,409,456
U.S. Treasury Notes(h)		2.375%		02/28/15	840	882,262
U.S. Treasury Strips Coupon		2.210%	(n)	02/15/25	230	174,961
U.S. Treasury Strips Principal		0.280%	(s)	02/15/15	2,830	2,810,711
U.S. Treasury Strips Principal		0.380%	(s)	02/15/16	585	577,480

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,436,578)						12,434,931

TOTAL LONG-TERM INVESTMENTS (cost $73,866,777)						76,456,632

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares
SHORT-TERM INVESTMENT — 7.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $6,455,695)(w)	6,455,695	$6,455,695

TOTAL INVESTMENTS — 94.3% (cost $80,322,472)		82,912,327
Other assets in excess of liabilities(x) — 5.7%		5,022,806

NET ASSETS — 100.0%		$87,935,133

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
2	5 Year U.S. Treasury Notes	Dec. 2012	$248,176	$249,266	$1,090
2	10 Year U.S. Treasury Notes	Dec. 2012	267,036	266,969	(67)
48	90 Day Euro Dollar	Dec. 2012	11,962,342	11,961,600	(742)
20	U.S. Long Bond	Dec. 2012	2,939,473	2,987,500	48,027

					48,308

Short Positions:
9	2 Year U.S. Treasury Notes	Dec. 2012	1,983,917	1,984,781	(864)
5	U.S. Ultra Bond	Dec. 2012	823,301	826,094	(2,793)

					(3,657)

					$44,651

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

Over-the-counter swap agreements:
$ 15,000	09/06/13	0.510%	3 month LIBOR(2)	$(22,999)	$—	$ (22,999)	UBS AG
7,600	09/06/14	0.632%	3 month LIBOR(2)	(40,280)	—	(40,280)	UBS AG

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 800	09/12/14	0.656%	3 month LIBOR(2)	$(4,642)	$—	$(4,642)	Barclays Bank PLC
1,000	09/19/14	0.669%	3 month LIBOR(2)	(6,134)	—	(6,134)	JPMorgan Chase Bank
3,000	10/03/14	0.720%	3 month LIBOR(1)	28,874	—	28,874	UBS AG
1,285	10/05/14	0.730%	3 month LIBOR(1)	12,691	—	12,691	Morgan Stanley Capital Services
1,050	10/06/14	0.739%	3 month LIBOR(1)	10,582	—	10,582	JPMorgan Chase Bank
1,195	10/26/14	0.835%	3 month LIBOR(2)	(14,810)	—	(14,810)	Barclays Bank PLC
785	10/28/14	0.816%	3 month LIBOR(2)	(9,352)	—	(9,352)	Barclays Bank PLC
1,600	12/05/14	0.798%	3 month LIBOR(2)	(18,222)	—	(18,222)	Barclays Bank PLC
2,820	03/19/15	0.844%	3 month LIBOR(2)	(31,781)	—	(31,781)	Barclays Bank PLC
10,250	04/02/15	0.743%	3 month LIBOR(2)	(115,678)	—	(115,678)	Citibank N.A.
2,350	08/08/15	0.528%	3 month LIBOR(2)	(6,584)	—	(6,584)	Credit Suisse International
3,300	08/20/15	0.615%	3 month LIBOR(2)	(17,582)	—	(17,582)	Bank of Nova Scotia
520	09/28/15	0.918%	3 month LIBOR(2)	(7,404)	—	(7,404)	Barclays Bank PLC
48,000	12/31/15	2.053%	3 month LIBOR(1)	4,419,859	—	4,419,859	Morgan Stanley Capital Services
12,800	12/31/15	0.000%	3 month LIBOR(1)	14,998	—	14,998	JPMorgan Chase Bank
8,965	12/31/15	3.957%	3 month LIBOR(1)	2,509,453	—	2,509,453	JPMorgan Chase Bank
8,001	12/31/15	4.212%	3 month LIBOR(1)	2,406,074	—	2,406,074	JPMorgan Chase Bank
6,936	12/31/15	4.493%	3 month LIBOR(1)	2,339,170	—	2,339,170	JPMorgan Chase Bank
2,300	12/31/15	1.922%	3 month LIBOR(2)	(192,767)	—	(192,767)	Citibank N.A.
2,250	12/31/15	1.288%	3 month LIBOR(1)	83,201	—	83,201	JPMorgan Chase Bank
670	08/04/16	1.528%	3 month LIBOR(2)	(25,969)	—	(25,969)	Citibank N.A.
2,600	08/09/16	1.460%	3 month LIBOR(2)	(93,425)	—	(93,425)	Barclays Bank PLC
1,950	08/09/16	1.425%	3 month LIBOR(1)	67,358	—	67,358	Bank of America N.A.
4,400	08/10/16	1.413%	3 month LIBOR(1)	149,719	—	149,719	Barclays Bank PLC
7,800	08/11/16	1.465%	3 month LIBOR(1)	281,729	—	281,729	UBS AG
710	08/18/16	1.230%	3 month LIBOR(2)	(18,919)	—	(18,919)	Citibank N.A.
750	08/22/16	1.168%	3 month LIBOR(2)	(18,033)	—	(18,033)	Morgan Stanley Capital Services
1,250	08/23/16	1.185%	3 month LIBOR(1)	30,895	—	30,895	Barclays Bank PLC
1,260	08/26/16	1.299%	3 month LIBOR(1)	36,809	—	36,809	Morgan Stanley Capital Services
4,580	08/31/16	0.934%	3 month LIBOR(1)	67,114	—	67,114	Credit Suisse International
4,555	08/31/16	0.977%	3 month LIBOR(2)	(74,474)	—	(74,474)	Citibank N.A.
4,555	08/31/16	0.928%	3 month LIBOR(1)	65,648	—	65,648	Citibank N.A.
1,840	08/31/16	1.251%	3 month LIBOR(2)	(50,258)	—	(50,258)	Barclays Bank PLC
1,425	08/31/16	0.978%	3 month LIBOR(2)	(23,392)	—	(23,392)	JPMorgan Chase Bank
1,425	08/31/16	0.975%	3 month LIBOR(2)	(23,194)	—	(23,194)	JPMorgan Chase Bank
360	08/31/16	1.303%	3 month LIBOR(2)	(10,567)	—	(10,567)	Barclays Bank PLC
1,750	09/02/16	1.263%	3 month LIBOR(2)	(48,373)	—	(48,373)	Barclays Bank PLC
1,250	09/06/16	1.243%	3 month LIBOR(2)	(33,447)	—	(33,447)	Barclays Bank PLC
3,170	09/27/16	1.111%	3 month LIBOR(1)	67,383	—	67,383	Morgan Stanley Capital Services
1,465	09/28/16	1.238%	3 month LIBOR(2)	(38,494)	—	(38,494)	Barclays Bank PLC
1,300	09/28/16	1.183%	3 month LIBOR(2)	(31,289)	—	(31,289)	Barclays Bank PLC
1,025	09/29/16	1.255%	3 month LIBOR(2)	(26,397)	—	(26,397)	Barclays Bank PLC
3,130	10/03/16	1.273%	3 month LIBOR(1)	102,334	—	102,334	UBS AG
1,310	10/05/16	1.239%	3 month LIBOR(1)	40,805	—	40,805	Morgan Stanley Capital Services
1,100	10/06/16	1.194%	3 month LIBOR(1)	32,026	—	32,026	JPMorgan Chase Bank
850	10/11/16	1.430%	3 month LIBOR(2)	(33,607)	—	(33,607)	Citibank N.A.
500	10/17/16	1.443%	3 month LIBOR(2)	(19,960)	—	(19,960)	Barclays Bank PLC
1,235	10/21/16	1.396%	3 month LIBOR(2)	(46,615)	—	(46,615)	Barclays Bank PLC
1,455	10/27/16	1.439%	3 month LIBOR(2)	(57,437)	—	(57,437)	Barclays Bank PLC
1,090	11/01/16	1.431%	3 month LIBOR(2)	(42,474)	—	(42,474)	Barclays Bank PLC
1,275	11/02/16	1.336%	3 month LIBOR(2)	(44,243)	—	(44,243)	Barclays Bank PLC
750	11/08/16	1.230%	3 month LIBOR(2)	(22,358)	—	(22,358)	Citibank N.A.
2,760	11/22/16	1.334%	3 month LIBOR(1)	94,089	—	94,089	Morgan Stanley Capital Services
1,280	11/25/16	1.350%	3 month LIBOR(1)	44,525	—	44,525	Barclays Bank PLC
4,430	11/30/16	0.913%	3 month LIBOR(2)	(55,741)	—	(55,741)	JPMorgan Chase Bank
3,620	11/30/16	0.945%	3 month LIBOR(2)	(50,385)	—	(50,385)	Citibank N.A.
790	11/30/16	1.398%	3 month LIBOR(1)	29,030	—	29,030	Barclays Bank PLC
1,210	12/05/16	1.338%	3 month LIBOR(2)	(41,126)	—	(41,126)	Barclays Bank PLC
2,160	12/06/16	1.388%	3 month LIBOR(2)	(78,193)	—	(78,193)	Barclays Bank PLC

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 2,220	12/08/16	1.345%	3 month LIBOR(2)	$(76,145)	$—	$(76,145)	Barclays Bank PLC
775	01/03/17	1.311%	3 month LIBOR(2)	(24,053)	—	(24,053)	Citibank N.A.
865	01/12/17	1.201%	3 month LIBOR(2)	(22,360)	—	(22,360)	JPMorgan Chase Bank
1,450	01/24/17	1.176%	3 month LIBOR(2)	(35,302)	—	(35,302)	Bank of Nova Scotia
1,210	01/26/17	1.215%	3 month LIBOR(1)	31,499	—	31,499	Bank of Nova Scotia
865	01/26/17	1.227%	3 month LIBOR(1)	22,998	—	22,998	JPMorgan Chase Bank
2,185	01/27/17	1.138%	3 month LIBOR(2)	(49,244)	—	(49,244)	Bank of Nova Scotia
3,085	01/31/17	1.055%	3 month LIBOR(1)	57,752	—	57,752	Bank of Nova Scotia
1,450	02/02/17	1.020%	3 month LIBOR(1)	24,767	—	24,767	Bank of Nova Scotia
1,080	02/06/17	0.965%	3 month LIBOR(2)	(15,676)	—	(15,676)	Bank of Nova Scotia
1,600	02/08/17	1.037%	3 month LIBOR(2)	(28,272)	—	(28,272)	Bank of Nova Scotia
1,180	02/13/17	1.128%	3 month LIBOR(2)	(25,463)	—	(25,463)	Bank of Nova Scotia
2,155	02/28/17	0.680%	3 month LIBOR(1)	788	—	788	Citibank N.A.
730	03/02/17	1.085%	3 month LIBOR(2)	(14,052)	—	(14,052)	Barclays Bank PLC
950	03/06/17	1.123%	3 month LIBOR(2)	(19,771)	—	(19,771)	Barclays Bank PLC
700	03/29/17	1.293%	3 month LIBOR(2)	(18,693)	—	(18,693)	Barclays Bank PLC
1,600	05/22/17	1.096%	3 month LIBOR(1)	34,553	—	34,553	Morgan Stanley Capital Services
2,340	07/16/17	0.847%	3 month LIBOR(2)	(14,998)	—	(14,998)	Bank of Nova Scotia
2,100	08/01/17	0.844%	3 month LIBOR(2)	(11,824)	—	(11,824)	Bank of Nova Scotia
1,400	08/28/17	0.873%	3 month LIBOR(1)	8,541	—	8,541	Bank of Nova Scotia
3,000	09/25/17	0.820%	3 month LIBOR(2)	(7,999)	—	(7,999)	Bank of Nova Scotia
840	09/28/17	0.795%	3 month LIBOR(1)	1,158	—	1,158	Credit Suisse International
800	05/15/18	2.318%	3 month LIBOR(1)	69,072	—	69,072	JPMorgan Chase Bank
8,100	08/17/18	1.838%	3 month LIBOR(1)	423,826	—	423,826	Barclays Bank PLC
920	08/30/18	1.850%	3 month LIBOR(1)	48,358	—	48,358	Morgan Stanley Capital Services
7,300	09/06/18	1.704%	3 month LIBOR(2)	(317,675)	—	(317,675)	UBS AG
720	09/15/18	1.671%	3 month LIBOR(1)	29,695	—	29,695	Barclays Bank PLC
950	10/11/18	1.770%	3 month LIBOR(1)	50,818	—	50,818	JPMorgan Chase Bank
1,210	10/19/18	1.915%	3 month LIBOR(2)	(75,385)	—	(75,385)	Barclays Bank PLC
400	12/14/18	1.709%	3 month LIBOR(2)	(18,527)	—	(18,527)	Barclays Bank PLC
500	12/19/18	1.668%	3 month LIBOR(1)	21,740	—	21,740	Barclays Bank PLC
1,440	12/22/18	1.693%	3 month LIBOR(1)	64,715	—	64,715	Barclays Bank PLC
360	01/17/19	1.603%	3 month LIBOR(2)	(13,182)	—	(13,182)	Barclays Bank PLC
510	02/21/19	1.573%	3 month LIBOR(2)	(16,697)	—	(16,697)	Citibank N.A.
255	02/23/19	1.633%	3 month LIBOR(2)	(9,283)	—	(9,283)	Barclays Bank PLC
350	03/13/19	1.616%	3 month LIBOR(2)	(12,098)	—	(12,098)	Barclays Bank PLC
700	04/10/19	1.816%	3 month LIBOR(2)	(37,591)	—	(37,591)	Bank of Nova Scotia
750	05/14/19	1.538%	3 month LIBOR(1)	24,474	—	24,474	Bank of Nova Scotia
500	05/18/19	1.523%	3 month LIBOR(1)	15,678	—	15,678	Morgan Stanley Capital Services
700	05/21/19	1.475%	3 month LIBOR(1)	19,578	—	19,578	Bank of Nova Scotia
900	06/07/19	1.330%	3 month LIBOR(1)	15,461	—	15,461	Barclays Bank PLC
730	06/07/19	1.338%	3 month LIBOR(1)	12,915	—	12,915	Bank of Nova Scotia
2,730	07/23/19	1.220%	3 month LIBOR(2)	(16,339)	—	(16,339)	Bank of Nova Scotia
4,245	08/06/19	1.211%	3 month LIBOR(2)	(19,085)	—	(19,085)	Bank of Nova Scotia
400	09/04/19	1.263%	3 month LIBOR(1)	2,563	—	2,563	Barclays Bank PLC
320	09/27/19	1.220%	3 month LIBOR(1)	762	—	762	Bank of Nova Scotia
475	10/02/19	1.189%	3 month LIBOR(2)	36	—	36	Bank of Nova Scotia
3,875	09/10/20	2.620%	3 month LIBOR(2)	(375,421)	—	(375,421)	Barclays Bank PLC
2,735	09/17/20	2.708%	3 month LIBOR(2)	(282,529)	—	(282,529)	Morgan Stanley Capital Services
1,465	10/01/20	2.523%	3 month LIBOR(2)	(145,846)	—	(145,846)	UBS AG
2,200	10/18/20	2.596%	3 month LIBOR(2)	(229,699)	—	(229,699)	Citibank N.A.
1,300	06/08/21	4.640%	3 month LIBOR(1)	144,013	—	144,013	Morgan Stanley Capital Services
600	07/27/21	3.094%	3 month LIBOR(2)	(82,489)	—	(82,489)	Bank of America N.A.
630	07/28/21	3.088%	3 month LIBOR(2)	(86,246)	—	(86,246)	Bank of America N.A.
250	08/04/21	2.803%	3 month LIBOR(2)	(27,941)	—	(27,941)	Barclays Bank PLC
675	08/15/21	2.380%	3 month LIBOR(2)	(50,374)	—	(50,374)	Barclays Bank PLC
400	08/19/21	2.350%	3 month LIBOR(2)	(28,719)	—	(28,719)	Barclays Bank PLC
660	08/24/21	2.255%	3 month LIBOR(1)	41,750	—	41,750	Citibank N.A.
660	08/24/21	2.250%	3 month LIBOR(1)	41,466	—	41,466	Citibank N.A.

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 1,465	08/25/21	2.222%	3 month LIBOR(2)	$(88,436)	$—	$(88,436)	Bank of America N.A.
685	09/06/21	2.431%	3 month LIBOR(1)	53,122	—	53,122	Morgan Stanley Capital Services
575	09/06/21	2.223%	3 month LIBOR(1)	34,280	—	34,280	UBS AG
400	09/06/21	2.248%	3 month LIBOR(1)	24,706	—	24,706	Barclays Bank PLC
800	09/09/21	2.205%	3 month LIBOR(2)	(46,345)	—	(46,345)	Barclays Bank PLC
7,200	09/12/21	2.205%	3 month LIBOR(1)	415,464	—	415,464	Barclays Bank PLC
390	09/13/21	2.171%	3 month LIBOR(2)	(21,362)	—	(21,362)	Bank of America N.A.
545	09/14/21	2.160%	3 month LIBOR(1)	29,296	—	29,296	Barclays Bank PLC
405	09/16/21	2.213%	3 month LIBOR(1)	23,553	—	23,553	Barclays Bank PLC
1,035	09/21/21	2.170%	3 month LIBOR(2)	(56,088)	—	(56,088)	Barclays Bank PLC
915	09/22/21	2.158%	3 month LIBOR(1)	48,573	—	48,573	Barclays Bank PLC
405	10/03/21	2.160%	3 month LIBOR(1)	25,161	—	25,161	Morgan Stanley Capital Services
680	10/06/21	2.038%	3 month LIBOR(2)	(34,541)	—	(34,541)	Citibank N.A.
690	10/11/21	2.285%	3 month LIBOR(2)	(50,306)	—	(50,306)	Barclays Bank PLC
690	10/11/21	2.265%	3 month LIBOR(2)	(49,053)	—	(49,053)	Citibank N.A.
690	10/11/21	2.118%	3 month LIBOR(1)	39,814	—	39,814	Citibank N.A.
670	12/06/21	2.238%	3 month LIBOR(2)	(43,239)	—	(43,239)	Barclays Bank PLC
670	12/23/21	2.090%	3 month LIBOR(2)	(33,580)	—	(33,580)	Barclays Bank PLC
525	12/28/21	2.118%	3 month LIBOR(2)	(27,446)	—	(27,446)	Barclays Bank PLC
655	01/13/22	2.050%	3 month LIBOR(2)	(28,666)	—	(28,666)	Bank of Nova Scotia
540	01/13/22	1.660%	3 month LIBOR(2)	(3,885)	—	(3,885)	Citibank N.A.
660	01/20/22	1.999%	3 month LIBOR(2)	(25,459)	—	(25,459)	Bank of Nova Scotia
645	01/24/22	2.148%	3 month LIBOR(1)	33,383	—	33,383	Bank of Nova Scotia
510	01/24/22	2.113%	3 month LIBOR(2)	(24,783)	—	(24,783)	Bank of Nova Scotia
385	01/24/22	2.118%	3 month LIBOR(2)	(18,882)	—	(18,882)	Bank of Nova Scotia
660	01/25/22	2.171%	3 month LIBOR(1)	35,514	—	35,514	Bank of Nova Scotia
320	02/13/22	2.120%	3 month LIBOR(1)	15,271	—	15,271	Bank of Nova Scotia
490	02/17/22	2.018%	3 month LIBOR(2)	(18,715)	—	(18,715)	Bank of Nova Scotia
365	02/21/22	2.105%	3 month LIBOR(2)	(16,718)	—	(16,718)	JPMorgan Chase Bank
245	02/21/22	2.100%	3 month LIBOR(2)	(11,111)	—	(11,111)	JPMorgan Chase Bank
370	02/23/22	2.117%	3 month LIBOR(2)	(17,292)	—	(17,292)	JPMorgan Chase Bank
550	05/15/22	1.988%	3 month LIBOR(2)	(20,894)	—	(20,894)	JPMorgan Chase Bank
500	06/11/22	1.843%	3 month LIBOR(2)	(11,165)	—	(11,165)	Bank of Nova Scotia
1,500	08/06/22	1.643%	3 month LIBOR(2)	2,776	—	2,776	Bank of Nova Scotia
600	08/10/22	1.758%	3 month LIBOR(2)	(5,292)	—	(5,292)	Bank of Nova Scotia
250	09/25/22	1.785%	3 month LIBOR(1)	2,053	—	2,053	Barclays Bank PLC
765	08/17/26	2.965%	3 month LIBOR(2)	(81,826)	—	(81,826)	Citibank N.A.
1,420	08/15/28	2.370%	3 month LIBOR(2)	(14,067)	—	(14,067)	Citibank N.A.
300	08/24/41	3.074%	3 month LIBOR(2)	(31,584)	—	(31,584)	Citibank N.A.
300	08/24/41	3.065%	3 month LIBOR(2)	(31,027)	—	(31,027)	Citibank N.A.
300	09/06/41	3.110%	3 month LIBOR(2)	(33,644)	—	(33,644)	UBS AG
300	09/06/41	3.028%	3 month LIBOR(2)	(28,399)	—	(28,399)	UBS AG
290	09/08/41	2.954%	3 month LIBOR(1)	22,892	—	22,892	Barclays Bank PLC
230	09/09/41	3.019%	3 month LIBOR(1)	21,331	—	21,331	Barclays Bank PLC
700	09/12/41	3.053%	3 month LIBOR(2)	(69,697)	—	(69,697)	Citibank N.A.
300	10/11/41	2.719%	3 month LIBOR(2)	(11,858)	—	(11,858)	JPMorgan Chase Bank
300	10/17/41	2.905%	3 month LIBOR(1)	23,800	—	23,800	Barclays Bank PLC
290	12/12/41	2.685%	3 month LIBOR(1)	8,145	—	8,145	Citibank N.A.
285	12/20/41	2.614%	3 month LIBOR(2)	(3,511)	—	(3,511)	Citibank N.A.
170	12/20/41	2.615%	3 month LIBOR(1)	2,140	—	2,140	Barclays Bank PLC
175	01/10/42	2.718%	3 month LIBOR(1)	5,619	—	5,619	Barclays Bank PLC
275	02/09/42	2.840%	3 month LIBOR(1)	15,478	—	15,478	Barclays Bank PLC

				$10,361,259	$—	$10,361,259

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2015 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for indentical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$7,617,319	$—
Commercial Mortgage-Backed Securities	—	7,423,443	—
Corporate Bonds	—	16,547,262	—
Municipal Bond	—	276,438	—
Non-Corporate Foreign Agencies	—	1,833,366	—
Sovereigns	—	986,949	—
U.S. Government Agency Obligations	—	12,305,684	—
U.S. Government Mortgage-Backed Securities	—	17,031,240	—
U.S. Treasury Obligations	—	12,434,931	—
Affiliated Money Market Mutual Fund	6,455,695	—	—
Other Financial Instruments*
Futures Contracts	44,651	—	—
Interest Rate Swaps	—	10,361,259	—

Total	$6,500,346	$86,817,891	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2016

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.4%

ASSET-BACKED SECURITIES — 10.2%
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/16/16	$300	$302,542
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	Aaa	0.510%		12/22/14	100	100,028
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.471%	(c)	11/15/15	700	700,878
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	470	471,707
BA Credit Card Trust, Series 2006-A14, Class A14	Aaa	0.281%	(c)	04/15/16	90	90,010
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	300	301,729
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.471%	(c)	01/15/16	700	701,201
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	262	262,387
Chase Issuance Trust, Series 2008-A6, Class A6	Aaa	1.421%	(c)	05/15/15	60	60,458
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%		08/15/17	500	504,281
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.421%	(c)	01/15/18	300	300,863
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%		01/15/14	315	316,003
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	200	200,460
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	200	200,409
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%		04/21/14	352	352,703
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.281%	(c)	11/15/15	650	650,142
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	195	196,083

TOTAL ASSET-BACKED SECURITIES (cost $5,684,066)						5,711,884

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.6%
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	250	267,663
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	276	276,117
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%		04/10/38	300	340,749
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	210	243,211
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918%		10/15/42	300	328,556
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	410	423,642
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.390%	(c)	11/12/37	200	224,003
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%		08/12/43	400	461,141
Morgan Stanley Capital I, Series 2006-T21, Class A4	Aaa	5.162%		10/12/52	500	561,654

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%	05/10/63	$415	$437,601
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%	11/15/48	100	115,640

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $3,514,934)					3,679,977

CORPORATE BONDS — 16.4%

Banking — 6.2%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	100	135,284
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%	04/01/15	140	149,967
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	100	113,528
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	95	104,308
Citigroup, Inc., Sub. Notes	Baa3	5.000%	09/15/14	175	184,576
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	100	110,244
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20	125	139,496
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15	1,200	1,205,633
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	100	110,218
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.400%	07/22/20	125	137,573
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.375%	10/15/15	175	188,502
Royal Bank of Canada (Canada), Covered Notes	Aaa	1.200%	09/19/17	490	493,087
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14	215	227,684
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%	12/11/17	150	180,093

					3,480,193

Cable — 0.1%
Comcast Corp., Gtd. Notes	Baa1	4.950%	06/15/16	65	73,790

Capital Goods — 1.2%
ABB Finance USA, Inc., Gtd. Notes	A2	1.625%	05/08/17	80	81,293
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $89,861; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13(g)	90	91,279
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	35	37,334
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	100	112,502
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.200%	06/01/15	160	162,880
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16	150	160,284

					645,572

Chemicals — 0.6%
Dow Chemical Co. (The), Sr. Unsec’d. Notes	Baa3	7.600%	05/15/14	175	193,354
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	100	115,913

					309,267

Electric — 0.3%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	60	66,639
TECO Finance, Inc., Gtd. Notes	Baa2	4.000%	03/15/16	100	108,157

					174,796

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Energy - Integrated — 1.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	$85	$90,763
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	65	69,772
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	4.500%	09/15/14	200	214,531
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14	100	108,267
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	150	159,639

					642,972

Energy - Other — 0.2%
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	100	116,427

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	4.125%	01/15/15	90	97,059
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	6.120%	05/01/13	125	129,028

					226,087

Healthcare & Pharmaceutical — 1.0%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	200	211,524
Medtronic, Inc., Sr. Unsec’d. Notes(k)	A1	3.000%	03/15/15	100	105,758
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.250%	08/15/16	235	243,914

					561,196

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	06/01/21	50	54,913
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	60	69,972

					124,885

Insurance — 0.6%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	90	104,394
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	55	58,760
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	130	150,667

					313,821

Media & Entertainment — 0.6%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	100	112,190
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100%	04/01/14	130	132,721
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	100	113,394

					358,305

Metals — 0.1%
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	26,760

Non-Captive Finance — 0.7%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%	09/07/22	65	65,292
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	5.900%	05/13/14	175	189,286
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	25	27,919

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	$10	$11,208
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	100	114,757

					408,462

Pipelines & Other — 0.6%
Enterprise Products Operating LLC, Gtd. Notes	Baa2	5.200%	09/01/20	125	147,250
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	125	134,278
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	75	81,391

					362,919

Railroads — 0.2%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	75	91,325

Retailers — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	212,659

Telecommunications — 1.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	200	208,118
AT&T, Inc., Sr. Unsec’d. Notes(h)	A2	2.500%	08/15/15	305	320,482
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%	08/15/21	100	113,192
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	4.950%	09/30/14	100	103,249
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	100	118,613

					863,654

Tobacco — 0.4%
Altria Group, Inc., Gtd. Notes	Baa1	8.500%	11/10/13	200	217,035

TOTAL CORPORATE BONDS (cost $8,843,296)					9,210,125

NON-CORPORATE FOREIGN AGENCY — 2.1%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes (cost $1,156,926)	Aaa	2.375%	08/25/21	1,160	1,201,876

SOVEREIGNS — 1.4%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	200	202,320
Province of Alberta Canada (Canada), Notes, 144A	Aaa	1.000%	06/21/17	590	597,375

TOTAL SOVEREIGNS (cost $789,443)					799,695

AST BOND PORTFOLIO 2016(CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS — 33.6%
Federal Home Loan Banks	1.375%		05/28/14	$3,300	$3,365,284
Federal Home Loan Mortgage Corp.	1.000%		09/29/17	585	590,993
Federal Home Loan Mortgage Corp.(h)	1.250%		08/01/19	1,885	1,889,509
Federal Home Loan Mortgage Corp.	1.250%		10/02/19	1,025	1,022,878
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	400	419,616
Federal National Mortgage Association(h)(k)	5.375%		06/12/17	515	624,412
Financing Corp. FICO Strips Coupon, Series D-P	1.670%	(s)	09/26/19	1,850	1,647,627
Financing Corp. FICO Strips Principal, Series 15P	1.590%	(s)	03/07/19	2,250	2,038,388
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	2.350%	(s)	03/15/22	120	97,922
Israel Government AID Bond (Israel), Series 11-Z, Gtd. Notes	1.470%	(s)	05/15/19	1,565	1,421,036
Residual Funding Corp. Principal Strip, Bonds	1.670%	(s)	07/15/20	805	711,065
Resolution Funding Corp. Interest Strip, Bonds	0.690%	(s)	07/15/16	1,150	1,120,767
Resolution Funding Corp. Interest Strip, Bonds	1.160%	(s)	04/15/18	2,365	2,220,811
Tennessee Valley Authority, Unsec’d. Notes	1.875%		08/15/22	1,700	1,690,556

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $17,039,013)					18,860,864

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 19.4%
Federal Home Loan Mortgage Corp.	3.500%		06/01/42	2,614	2,808,254
Federal National Mortgage Association	3.000%		TBA	2,000	2,105,938
Federal National Mortgage Association	3.500%		TBA	1,000	1,072,500
Government National Mortgage Association	4.000%		06/20/39-08/20/40	4,409	4,865,109

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $10,525,785)					10,851,801

U.S. TREASURY OBLIGATIONS — 2.7%
U.S. Treasury Bonds	3.000%		05/15/42	415	430,303
U.S. Treasury Notes	0.625%		08/31/17	90	90,056
U.S. Treasury Notes	0.625%		09/30/17	60	59,991
U.S. Treasury Notes	1.000%		09/30/19	5	4,981
U.S. Treasury Notes	1.625%		08/15/22	342	341,626
U.S. Treasury Notes	3.125%		04/30/17	420	468,661
U.S. Treasury Strips Coupon	2.210%	(n)	02/15/25	165	125,515

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,511,014)					1,521,133

TOTAL LONG-TERM INVESTMENTS (cost $49,064,477)					51,837,355

				Shares
SHORT-TERM INVESTMENT — 8.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $4,491,389)(w)				4,491,389	4,491,389

TOTAL INVESTMENTS — 100.4% (cost $53,555,866)					56,328,744
Liabilities in excess of other assets(x) — (0.4)%					(227,809)

NET ASSETS — 100.0%					$56,100,935

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

TBA	To Be Announced
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such security is $89,861. The aggregate value of $91,279 is approximately 0.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
70	5 Year U.S. Treasury Notes	Dec. 2012	$ 8,701,103	$ 8,724,297	$ 23,194
9	U.S. Long Bond	Dec. 2012	1,320,764	1,344,375	23,611

					46,805

Short Positions:
13	90 Day Euro Dollar	Dec. 2012	3,239,399	3,239,600	(201)
16	2 Year U.S. Treasury Notes	Dec. 2012	3,526,964	3,528,500	(1,536)
17	10 Year U.S. Treasury Notes	Dec. 2012	2,263,709	2,269,234	(5,525)
4	U.S. Ultra Bond	Dec. 2012	663,327	660,875	2,452

					(4,810)

					$ 41,995

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$ 830	09/01/13	0.502%	3 month LIBOR(2)	$(1,211)	$—	$(1,211)	Barclays Bank PLC
4,350	04/12/14	0.596%	3 month LIBOR(1)	24,361	—	24,361	Citibank N.A.
2,870	07/03/14	0.553%	3 month LIBOR(1)	10,843	—	10,843	Bank of Nova Scotia
3,100	09/01/14	0.659%	3 month LIBOR(2)	(18,105)	—	(18,105)	Citibank N.A.
600	09/12/14	0.656%	3 month LIBOR(2)	(3,481)	—	(3,481)	Barclays Bank PLC
800	09/19/14	0.669%	3 month LIBOR(2)	(4,907)	—	(4,907)	JPMorgan Chase Bank
2,300	09/27/14	0.401%	3 month LIBOR(1)	1,921	—	1,921	Barclays Bank PLC
930	09/27/14	0.650%	3 month LIBOR(2)	(5,406)	—	(5,406)	Citibank N.A.
2,910	10/26/14	0.835%	3 month LIBOR(2)	(36,064)	—	(36,064)	Barclays Bank PLC
1,000	10/28/14	0.816%	3 month LIBOR(2)	(11,914)	—	(11,914)	Barclays Bank PLC
705	10/28/14	0.809%	3 month LIBOR(2)	(8,278)	—	(8,278)	Barclays Bank PLC
2,450	03/19/15	0.844%	3 month LIBOR(2)	(27,612)	—	(27,612)	Barclays Bank PLC
3,000	07/09/15	0.593%	3 month LIBOR(2)	(15,296)	—	(15,296)	Bank of Nova Scotia
2,000	08/06/15	0.508%	3 month LIBOR(2)	(4,465)	—	(4,465)	Bank of Nova Scotia
1,750	08/08/15	0.528%	3 month LIBOR(2)	(4,903)	—	(4,903)	Credit Suisse International
3,000	08/20/15	0.615%	3 month LIBOR(2)	(15,983)	—	(15,983)	Bank of Nova Scotia
5,600	09/11/15	0.521%	3 month LIBOR(2)	(13,398)	—	(13,398)	JPMorgan Chase Bank
450	09/28/15	0.918%	3 month LIBOR(2)	(6,407)	—	(6,407)	Barclays Bank PLC
360	09/28/15	0.491%	3 month LIBOR(1)	540	—	540	Credit Suisse International
240	08/04/16	1.528%	3 month LIBOR(2)	(9,302)	—	(9,302)	Citibank N.A.

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 14,350	08/09/16	1.425%	3 month LIBOR(1)	$495,689	$—	$495,689	Bank of America N.A.
1,900	08/11/16	1.460%	3 month LIBOR(2)	(68,249)	—	(68,249)	HSBC Bank USA N.A.
4,750	08/17/16	1.253%	3 month LIBOR(2)	(130,763)	—	(130,763)	Barclays Bank PLC
2,900	08/17/16	1.250%	3 month LIBOR(2)	(79,547)	—	(79,547)	Barclays Bank PLC
1,500	08/18/16	1.230%	3 month LIBOR(2)	(39,970)	—	(39,970)	Citibank N.A.
590	08/22/16	1.168%	3 month LIBOR(2)	(14,186)	—	(14,186)	Morgan Stanley Capital Services
3,190	08/31/16	0.934%	3 month LIBOR(1)	46,745	—	46,745	Credit Suisse International
3,175	08/31/16	0.928%	3 month LIBOR(1)	45,759	—	45,759	Citibank N.A.
3,175	08/31/16	0.977%	3 month LIBOR(2)	(51,911)	—	(51,911)	Citibank N.A.
2,160	08/31/16	1.251%	3 month LIBOR(2)	(58,999)	—	(58,999)	Barclays Bank PLC
995	08/31/16	0.975%	3 month LIBOR(2)	(16,195)	—	(16,195)	JPMorgan Chase Bank
995	08/31/16	0.978%	3 month LIBOR(2)	(16,333)	—	(16,333)	JPMorgan Chase Bank
460	08/31/16	1.303%	3 month LIBOR(2)	(13,503)	—	(13,503)	Barclays Bank PLC
2,850	09/02/16	1.263%	3 month LIBOR(2)	(78,779)	—	(78,779)	Barclays Bank PLC
1,000	09/06/16	1.243%	3 month LIBOR(2)	(26,757)	—	(26,757)	Barclays Bank PLC
13,930	09/27/16	1.111%	3 month LIBOR(1)	296,102	—	296,102	Morgan Stanley Capital Services
1,160	09/28/16	1.238%	3 month LIBOR(2)	(30,480)	—	(30,480)	Barclays Bank PLC
225	09/29/16	1.255%	3 month LIBOR(2)	(5,794)	—	(5,794)	Barclays Bank PLC
2,145	10/03/16	1.273%	3 month LIBOR(1)	70,130	—	70,130	UBS AG
5,755	10/05/16	1.239%	3 month LIBOR(1)	179,262	—	179,262	Morgan Stanley Capital Services
7,520	10/06/16	1.194%	3 month LIBOR(1)	218,938	—	218,938	JPMorgan Chase Bank
1,550	10/11/16	1.430%	3 month LIBOR(2)	(61,274)	—	(61,274)	Citibank N.A.
1,985	10/27/16	1.439%	3 month LIBOR(2)	(78,359)	—	(78,359)	Barclays Bank PLC
5,700	11/01/16	1.431%	3 month LIBOR(2)	(222,111)	—	(222,111)	Barclays Bank PLC
3,160	11/02/16	1.336%	3 month LIBOR(2)	(109,654)	—	(109,654)	Barclays Bank PLC
5,700	11/22/16	1.334%	3 month LIBOR(1)	194,313	—	194,313	Morgan Stanley Capital Services
4,410	11/29/16	1.351%	3 month LIBOR(1)	153,076	—	153,076	Citibank N.A.
3,580	11/30/16	0.913%	3 month LIBOR(2)	(45,046)	—	(45,046)	JPMorgan Chase Bank
3,000	11/30/16	0.945%	3 month LIBOR(2)	(41,755)	—	(41,755)	Citibank N.A.
700	12/29/16	1.351%	3 month LIBOR(1)	23,122	—	23,122	Barclays Bank PLC
460	12/30/16	1.328%	3 month LIBOR(1)	14,708	—	14,708	Citibank N.A.
18,800	12/31/16	1.257%	3 month LIBOR(1)	629,513	—	629,513	Barclays Bank PLC
18,120	12/31/16	2.736%	3 month LIBOR(1)	2,823,221	—	2,823,221	Bank of America N.A.
8,100	12/31/16	1.652%	3 month LIBOR(1)	480,578	—	480,578	JPMorgan Chase Bank
4,500	12/31/16	0.000%	3 month LIBOR(1)	616,788	—	616,788	JPMorgan Chase Bank
1,400	12/31/16	2.686%	3 month LIBOR(2)	(255,384)	—	(255,384)	Morgan Stanley Capital Services
550	12/31/16	3.228%	3 month LIBOR(1)	118,843	—	118,843	Morgan Stanley Capital Services
745	01/03/17	1.311%	3 month LIBOR(2)	(23,122)	—	(23,122)	Citibank N.A.
775	01/12/17	1.201%	3 month LIBOR(2)	(20,033)	—	(20,033)	JPMorgan Chase Bank
2,240	01/20/17	1.120%	3 month LIBOR(2)	(49,204)	—	(49,204)	Bank of Nova Scotia
2,200	01/24/17	1.176%	3 month LIBOR(2)	(53,562)	—	(53,562)	Bank of Nova Scotia
1,010	01/26/17	1.215%	3 month LIBOR(1)	26,292	—	26,292	Bank of Nova Scotia
775	01/26/17	1.227%	3 month LIBOR(1)	20,605	—	20,605	JPMorgan Chase Bank
1,680	01/27/17	1.138%	3 month LIBOR(2)	(37,863)	—	(37,863)	Bank of Nova Scotia
2,265	01/31/17	1.055%	3 month LIBOR(1)	42,401	—	42,401	Bank of Nova Scotia
2,310	02/06/17	0.965%	3 month LIBOR(2)	(33,528)	—	(33,528)	Bank of Nova Scotia
645	02/08/17	1.037%	3 month LIBOR(2)	(11,397)	—	(11,397)	Bank of Nova Scotia
890	02/13/17	1.128%	3 month LIBOR(2)	(19,205)	—	(19,205)	Bank of Nova Scotia
1,150	02/21/17	1.179%	3 month LIBOR(2)	(27,163)	—	(27,163)	JPMorgan Chase Bank
1,375	02/28/17	0.680%	3 month LIBOR(1)	502	—	502	Citibank N.A.
2,650	03/02/17	1.085%	3 month LIBOR(2)	(51,011)	—	(51,011)	Barclays Bank PLC
660	03/06/17	1.123%	3 month LIBOR(2)	(13,736)	—	(13,736)	Barclays Bank PLC
1,250	03/29/17	1.293%	3 month LIBOR(2)	(33,380)	—	(33,380)	Barclays Bank PLC
6,400	05/22/17	1.096%	3 month LIBOR(1)	138,213	—	138,213	Morgan Stanley Capital Services
1,550	05/23/17	1.085%	3 month LIBOR(1)	32,556	—	32,556	Bank of Nova Scotia
1,000	06/07/17	1.041%	3 month LIBOR(1)	18,419	—	18,419	Bank of Nova Scotia
2,080	07/05/17	0.938%	3 month LIBOR(2)	(23,566)	—	(23,566)	Bank of Nova Scotia
1,260	07/16/17	0.847%	3 month LIBOR(2)	(8,076)	—	(8,076)	Bank of Nova Scotia

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 2,200	08/01/17	0.844%	3 month LIBOR(2)	$(12,387)	$—	$(12,387)	Bank of Nova Scotia
4,600	09/10/17	0.845%	3 month LIBOR(2)	(19,789)	—	(19,789)	Morgan Stanley Capital Services
2,000	09/18/17	0.840%	3 month LIBOR(2)	(7,772)	—	(7,772)	Barclays Bank PLC
900	09/25/17	0.820%	3 month LIBOR(2)	(2,400)	—	(2,400)	Bank of Nova Scotia
560	05/15/18	2.318%	3 month LIBOR(1)	48,350	—	48,350	JPMorgan Chase Bank
2,900	07/22/18	2.455%	3 month LIBOR(2)	(261,153)	—	(261,153)	Citibank N.A.
390	08/09/18	2.136%	3 month LIBOR(1)	27,424	—	27,424	Bank of America N.A.
6,300	08/17/18	1.838%	3 month LIBOR(1)	329,642	—	329,642	Barclays Bank PLC
700	08/19/18	1.770%	3 month LIBOR(2)	(33,776)	—	(33,776)	Barclays Bank PLC
750	08/30/18	1.850%	3 month LIBOR(1)	39,422	—	39,422	Morgan Stanley Capital Services
1,350	09/01/18	1.820%	3 month LIBOR(2)	(68,314)	—	(68,314)	Citibank N.A.
1,930	09/21/18	1.673%	3 month LIBOR(2)	(79,319)	—	(79,319)	Barclays Bank PLC
1,770	09/27/18	1.525%	3 month LIBOR(1)	56,863	—	56,863	Morgan Stanley Capital Services
255	10/03/18	1.745%	3 month LIBOR(1)	13,343	—	13,343	UBS AG
625	10/05/18	1.665%	3 month LIBOR(1)	29,447	—	29,447	Morgan Stanley Capital Services
825	10/06/18	1.599%	3 month LIBOR(1)	35,311	—	35,311	JPMorgan Chase Bank
920	10/11/18	1.770%	3 month LIBOR(1)	49,213	—	49,213	JPMorgan Chase Bank
1,720	10/19/18	1.915%	3 month LIBOR(2)	(107,158)	—	(107,158)	Barclays Bank PLC
2,510	10/21/18	1.908%	3 month LIBOR(2)	(154,928)	—	(154,928)	Barclays Bank PLC
470	11/01/18	1.984%	3 month LIBOR(2)	(30,986)	—	(30,986)	Barclays Bank PLC
230	11/02/18	1.880%	3 month LIBOR(2)	(13,632)	—	(13,632)	Barclays Bank PLC
385	11/08/18	1.738%	3 month LIBOR(2)	(19,203)	—	(19,203)	Citibank N.A.
330	11/22/18	1.766%	3 month LIBOR(1)	16,827	—	16,827	Morgan Stanley Capital Services
360	11/29/18	1.758%	3 month LIBOR(1)	18,030	—	18,030	Citibank N.A.
340	12/05/18	1.813%	3 month LIBOR(2)	(18,129)	—	(18,129)	Barclays Bank PLC
1,430	12/08/18	1.803%	3 month LIBOR(2)	(75,151)	—	(75,151)	Barclays Bank PLC
960	12/14/18	1.709%	3 month LIBOR(2)	(44,465)	—	(44,465)	Barclays Bank PLC
2,070	01/12/19	1.699%	3 month LIBOR(2)	(88,997)	—	(88,997)	Citibank N.A.
800	01/17/19	1.603%	3 month LIBOR(2)	(29,293)	—	(29,293)	Barclays Bank PLC
800	01/19/19	1.573%	3 month LIBOR(2)	(27,642)	—	(27,642)	Bank of Nova Scotia
380	02/21/19	1.573%	3 month LIBOR(2)	(12,441)	—	(12,441)	Citibank N.A.
765	02/23/19	1.633%	3 month LIBOR(2)	(27,849)	—	(27,849)	Barclays Bank PLC
240	03/05/19	1.643%	3 month LIBOR(2)	(8,787)	—	(8,787)	Bank of Nova Scotia
300	03/13/19	1.616%	3 month LIBOR(2)	(10,370)	—	(10,370)	Barclays Bank PLC
600	04/10/19	1.816%	3 month LIBOR(2)	(32,221)	—	(32,221)	Bank of Nova Scotia
450	04/13/19	1.638%	3 month LIBOR(1)	18,561	—	18,561	Bank of Nova Scotia
1,000	05/18/19	1.523%	3 month LIBOR(1)	31,357	—	31,357	Morgan Stanley Capital Services
700	05/21/19	1.475%	3 month LIBOR(1)	19,578	—	19,578	Bank of Nova Scotia
2,450	06/07/19	1.330%	3 month LIBOR(1)	42,089	—	42,089	Barclays Bank PLC
370	06/07/19	1.338%	3 month LIBOR(1)	6,546	—	6,546	Bank of Nova Scotia
2,055	08/06/19	1.211%	3 month LIBOR(2)	(9,240)	—	(9,240)	Bank of Nova Scotia
300	10/02/19	1.189%	3 month LIBOR(2)	23	—	23	Bank of Nova Scotia
2,485	09/10/20	2.620%	3 month LIBOR(2)	(240,754)	—	(240,754)	Barclays Bank PLC
4,665	10/01/20	2.523%	3 month LIBOR(2)	(464,419)	—	(464,419)	UBS AG
300	06/08/21	4.640%	3 month LIBOR(1)	33,234	—	33,234	Morgan Stanley Capital Services
160	08/09/21	2.625%	3 month LIBOR(2)	(15,381)	—	(15,381)	Citibank N.A.
560	08/15/21	2.380%	3 month LIBOR(2)	(41,791)	—	(41,791)	Barclays Bank PLC
530	08/24/21	2.250%	3 month LIBOR(1)	33,299	—	33,299	Citibank N.A.
1,160	08/25/21	2.222%	3 month LIBOR(2)	(70,024)	—	(70,024)	Bank of America N.A.
555	09/06/21	2.431%	3 month LIBOR(1)	43,040	—	43,040	Morgan Stanley Capital Services
470	09/06/21	2.223%	3 month LIBOR(1)	28,020	—	28,020	UBS AG
325	09/06/21	2.248%	3 month LIBOR(1)	20,074	—	20,074	Barclays Bank PLC
755	09/09/21	2.205%	3 month LIBOR(2)	(43,738)	—	(43,738)	Barclays Bank PLC
310	09/13/21	2.171%	3 month LIBOR(2)	(16,980)	—	(16,980)	Bank of America N.A.
85	09/19/21	2.259%	3 month LIBOR(2)	(5,264)	—	(5,264)	Barclays Bank PLC
300	09/22/21	2.158%	3 month LIBOR(1)	15,925	—	15,925	Barclays Bank PLC
300	09/23/21	2.099%	3 month LIBOR(2)	(14,385)	—	(14,385)	Citibank N.A.
355	10/03/21	2.160%	3 month LIBOR(1)	22,055	—	22,055	Morgan Stanley Capital Services

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 240	10/04/21	2.108%	3 month LIBOR(1)	$13,759	$—	$13,759	Citibank N.A.
620	10/06/21	2.038%	3 month LIBOR(2)	(31,493)	—	(31,493)	Citibank N.A.
115	10/06/21	2.060%	3 month LIBOR(2)	(6,076)	—	(6,076)	UBS AG
405	10/07/21	2.135%	3 month LIBOR(1)	24,125	—	24,125	Citibank N.A.
670	10/11/21	2.265%	3 month LIBOR(2)	(47,631)	—	(47,631)	Citibank N.A.
220	10/11/21	2.118%	3 month LIBOR(1)	12,694	—	12,694	Citibank N.A.
770	12/19/21	2.053%	3 month LIBOR(1)	36,148	—	36,148	Barclays Bank PLC
1,090	12/22/21	2.085%	3 month LIBOR(1)	54,238	—	54,238	Barclays Bank PLC
390	12/23/21	2.090%	3 month LIBOR(2)	(19,547)	—	(19,547)	Barclays Bank PLC
515	12/28/21	2.118%	3 month LIBOR(2)	(26,924)	—	(26,924)	Barclays Bank PLC
600	01/03/22	2.058%	3 month LIBOR(1)	27,123	—	27,123	Citibank N.A.
585	01/13/22	2.050%	3 month LIBOR(2)	(25,603)	—	(25,603)	Bank of Nova Scotia
400	01/13/22	1.660%	3 month LIBOR(2)	(2,878)	—	(2,878)	Citibank N.A.
570	01/20/22	1.999%	3 month LIBOR(2)	(21,988)	—	(21,988)	Bank of Nova Scotia
540	01/24/22	2.148%	3 month LIBOR(1)	27,949	—	27,949	Bank of Nova Scotia
425	01/24/22	2.113%	3 month LIBOR(2)	(20,652)	—	(20,652)	Bank of Nova Scotia
325	01/24/22	2.118%	3 month LIBOR(2)	(15,940)	—	(15,940)	Bank of Nova Scotia
570	01/25/22	2.171%	3 month LIBOR(1)	30,671	—	30,671	Bank of Nova Scotia
500	02/02/22	1.914%	3 month LIBOR(2)	(14,949)	—	(14,949)	Citibank N.A.
470	02/13/22	2.120%	3 month LIBOR(1)	22,422	—	22,422	Bank of Nova Scotia
365	02/17/22	2.018%	3 month LIBOR(2)	(13,941)	—	(13,941)	Bank of Nova Scotia
270	02/21/22	2.105%	3 month LIBOR(2)	(12,366)	—	(12,366)	JPMorgan Chase Bank
180	02/21/22	2.100%	3 month LIBOR(2)	(8,163)	—	(8,163)	JPMorgan Chase Bank
270	02/23/22	2.117%	3 month LIBOR(2)	(12,619)	—	(12,619)	JPMorgan Chase Bank
600	03/28/22	2.350%	3 month LIBOR(1)	39,344	—	39,344	Barclays Bank PLC
500	06/11/22	1.843%	3 month LIBOR(2)	(11,165)	—	(11,165)	Bank of Nova Scotia
320	06/20/22	1.716%	3 month LIBOR(2)	(3,165)	—	(3,165)	Bank of Nova Scotia
500	08/10/22	1.758%	3 month LIBOR(2)	(4,410)	—	(4,410)	Bank of Nova Scotia
400	09/25/22	1.785%	3 month LIBOR(1)	3,285	—	3,285	Barclays Bank PLC
1,030	08/15/28	2.370%	3 month LIBOR(2)	(10,204)	—	(10,204)	Citibank N.A.
240	08/24/41	3.065%	3 month LIBOR(2)	(24,822)	—	(24,822)	Citibank N.A.
240	08/24/41	3.074%	3 month LIBOR(2)	(25,267)	—	(25,267)	Citibank N.A.
245	09/06/41	3.028%	3 month LIBOR(2)	(23,193)	—	(23,193)	UBS AG
245	09/06/41	3.110%	3 month LIBOR(2)	(27,476)	—	(27,476)	UBS AG
230	09/08/41	2.954%	3 month LIBOR(1)	18,156	—	18,156	Barclays Bank PLC
180	09/09/41	3.019%	3 month LIBOR(1)	16,694	—	16,694	Barclays Bank PLC
290	10/11/41	2.719%	3 month LIBOR(2)	(11,463)	—	(11,463)	JPMorgan Chase Bank
290	10/17/41	2.905%	3 month LIBOR(1)	23,006	—	23,006	Barclays Bank PLC
260	12/12/41	2.685%	3 month LIBOR(1)	7,303	—	7,303	Citibank N.A.
260	12/20/41	2.614%	3 month LIBOR(2)	(3,203)	—	(3,203)	Citibank N.A.
155	12/20/41	2.615%	3 month LIBOR(1)	1,951	—	1,951	Barclays Bank PLC
160	01/10/42	2.718%	3 month LIBOR(1)	5,137	—	5,137	Barclays Bank PLC
170	01/11/42	2.710%	3 month LIBOR(1)	5,173	—	5,173	Citibank N.A.
330	01/12/42	2.773%	3 month LIBOR(2)	(14,452)	—	(14,452)	Citibank N.A.
210	02/09/42	2.840%	3 month LIBOR(1)	11,819	—	11,819	Barclays Bank PLC

				$3,497,755	$—	$3,497,755

(1)  Portfolio pays the floating rate and receives the fixed rate.

(2)  Portfolio pays the fixed rate and receives the floating rate.

(3)  The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

#     Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2016 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	– significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$5,711,884	$—
Commercial Mortgage-Backed Securities	—	3,679,977	—
Corporate Bonds	—	9,210,125	—
Non-Corporate Foreign Agency	—	1,201,876	—
Sovereigns	—	799,695	—
U.S. Government Agency Obligations	—	18,860,864	—
U.S. Government Mortgage-Backed Securities	—	10,851,801	—
U.S. Treasury Obligations	—	1,521,133	—
Affiliated Money Market Mutual Fund	4,491,389	—	—
Other Financial Instruments*
Futures Contracts	41,995	—	—
Interest Rate Swaps	—	3,497,755	—

Total	$4,533,384	$55,335,110	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Interest Rate Swaps
Balance as of 12/31/11	$3,008,026
Realized gain (loss)	— **
Change in unrealized appreciation (depreciation)***	(245,096)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(2,762,930)

Balance as of 09/30/12	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized gain earned during the period for other financial instruments was $255,170.
***	Of which, $0 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 6 Interest Rate Swaps transferred from Level 3 into Level 2 as a result of the swaps no longer being fair valued in accordance with the Board of Trustees’ approval.

AST BOND PORTFOLIO 2017

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 91.7%

ASSET-BACKED SECURITIES — 8.8%
Ally Auto Receivables Trust, Series 2011-4, Class A2	Aaa	0.650%	03/17/14	$185	$185,128
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%	02/16/16	1,300	1,311,014
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	Aaa	0.510%	12/22/14	800	800,227
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.471%(c)	11/15/15	800	801,004
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.391%(c)	04/15/17	1,600	1,603,515
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.371%(c)	03/15/18	1,800	1,800,052
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%	10/08/15	470	471,707
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%	06/15/16	800	804,610
Bank of America Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.261%(c)	12/15/16	800	799,605
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.971%(c)	03/15/16	1,400	1,457,421
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.471%(c)	01/15/16	800	801,373
BMW Vehicle Lease Trust, Series 2012-1, Class A2	Aaa	0.590%	06/20/14	1,300	1,302,131
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%	11/17/14	1,507	1,508,722
Chase Issuance Trust, Series 2004-A8, Class A8	Aaa	0.341%(c)	09/15/15	800	800,290
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%	09/20/19	830	1,016,331
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%	08/15/17	1,000	1,008,562
Discover Card Master Trust, Series 2012-A3, Class A3	Aaa	0.860%	11/15/17	1,000	1,009,174
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.421%(c)	01/15/18	1,600	1,604,603
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%	09/15/13	315	315,347
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%	01/15/14	1,340	1,343,014
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%	11/15/14	1,400	1,399,911
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%	01/22/15	1,800	1,799,865
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%	11/21/14	1,200	1,202,758
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%	09/22/14	600	601,228
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%	04/21/14	1,761	1,763,514
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.221%(c)	03/15/15	700	700,346
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.281%(c)	11/15/15	850	850,185
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A2	Aaa	0.650%	12/16/13	201	201,171
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%	05/15/15	977	980,413

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A2	Aaa	0.530%	04/15/14	$679	$679,141
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%	01/15/15	900	901,768

TOTAL ASSET-BACKED SECURITIES (cost $31,684,404)					31,824,130

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.8%
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2	Aaa	5.334%	09/10/45	34	34,454
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%	06/11/50	600	640,614
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%	12/15/47	1,080	1,156,305
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	Aa2	4.832%	04/15/37	500	541,841
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	368	368,156
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%	03/10/39	1,581	1,631,353
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%	04/10/38	1,100	1,249,412
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%	11/10/39	1,140	1,320,289
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918%	10/15/42	400	438,075
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%(c)	06/15/49	547	564,856
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3	Aaa	4.559%(c)	09/15/27	276	275,787
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(d)	5.300%	11/15/38	264	271,206
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.390%(c)	11/12/37	100	112,002
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%	08/12/43	1,900	2,190,421
Morgan Stanley Capital I, Series 2006-T21, Class A4	Aaa	5.162%	10/12/52	750	842,482
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%	05/10/63	2,385	2,514,889
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%(c)	06/15/45	2,000	2,335,924
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%	11/15/48	550	636,023

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $16,375,477)					17,124,089

CORPORATE BONDS — 9.8%

Banking — 4.2%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%	05/20/19	350	473,493
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	605	699,791
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	350	397,347
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22	325	356,844
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%	05/22/19	450	595,128
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aa2	1.850%	01/10/14	350	355,121
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	350	385,852

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20		$425	$474,286
Inter-American Development Bank, Sr. Unsec’d. Notes(a)	Aaa	0.500%	08/17/15		6,400	6,430,042
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21		350	385,762
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	A2	4.400%	07/22/20		75	82,544
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%	04/23/19		400	491,728
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%	04/28/15		100	108,375
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/26/20		400	435,396
Royal Bank of Canada (Canada), Covered Notes	Aaa	1.200%	09/19/17		2,990	3,008,837
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A3	6.125%	01/11/21		135	161,249
US Bancorp, Sr. Unsec’d. Notes	Aa3	4.200%	05/15/14		240	254,159
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%	12/11/17		150	180,093

						15,276,047

Capital Goods — 0.7%
ABB Finance USA, Inc., Gtd. Notes	A2	1.625%	05/08/17		445	452,191
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $104,838; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13	(g)	105	106,493
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	3.375%	09/15/21		35	37,625
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21		140	149,338
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(k)	A2	3.900%	07/12/21		350	393,756
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800%	06/01/17		660	684,536
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16		120	125,967
Xylem, Inc., Gtd. Notes	Baa2	3.550%	09/20/16		630	673,191

						2,623,097

Chemicals — 0.1%
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21		450	521,610

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21		280	310,981

Energy - Integrated — 0.5%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.846%	05/05/17		605	617,980
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15		195	208,221
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16		225	241,517
PC Financial Partnership, Gtd. Notes	Baa2	5.000%	11/15/14		100	108,267
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.100%	06/01/18		200	246,666
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15		175	186,246

						1,608,897

Energy - Other — 0.2%
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	1.750%	02/15/17		545	564,268

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Energy - Other (cont’d.)
Weatherford International Ltd. (Switzerland), Gtd. Notes	Baa2	9.625%	03/01/19	$50	$65,081

					629,349

Foods — 0.4%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	A3	4.125%	01/15/15	425	458,335
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	250	338,219
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	6.120%	05/01/13	150	154,834
Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa2	5.375%	02/10/20	209	248,397
Kraft Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	5.375%	02/10/20	191	230,416
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	75	81,264

					1,511,465

Healthcare & Pharmaceutical — 0.6%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	2.700%	05/27/15	220	232,677
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.300%	06/15/16	370	385,889
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	1.500%	05/08/17	560	569,710
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	2.250%	08/15/16	965	1,001,605

					2,189,881

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	06/01/21	275	302,022
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	280	326,537

					628,559

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	380	440,775
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	65	69,444
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	4.750%	02/08/21	855	990,928
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	7.717%	02/15/19	350	455,953

					1,957,100

Media & Entertainment — 0.4%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	350	392,664
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	2.100%	04/01/14	170	173,558
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	470	532,950
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	425	490,813

					1,589,985

Metals
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	25	26,760

Non-Captive Finance — 0.4%
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	A1	3.150%	09/07/22	230	231,032
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	75	83,757
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	30	33,623

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Non-Captive Finance (cont’d.)
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(a)	A1	6.000%	08/07/19	$175	$212,851
General Electric Capital Corp., Sub. Notes(h)	A2	5.300%	02/11/21	625	717,229

					1,278,492

Pipelines & Other — 0.3%
Enterprise Products Operating LLC, Gtd. Notes(a)	Baa2	5.200%	09/01/20	125	147,250
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	3.950%	09/01/22	475	510,254
Williams Partners LP, Sr. Unsec’d. Notes(a)	Baa2	4.125%	11/15/20	350	379,825

					1,037,329

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	350	426,183

Retailers — 0.3%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	3.250%	05/18/15	200	212,659
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	350	447,284
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	4.250%	04/15/21	425	499,781

					1,159,724

Telecommunications — 0.6%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	570	593,136
AT&T, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/15/15	355	373,020
AT&T, Inc., Sr. Unsec’d. Notes(a)(h)	A2	3.875%	08/15/21	600	679,150
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%	11/15/18	75	105,080
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	350	415,146

					2,165,532

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	405	580,082

TOTAL CORPORATE BONDS (cost $33,819,505)					35,521,073

NON-CORPORATE FOREIGN AGENCY — 1.4%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes(a)
(cost $4,892,002)	Aaa	2.375%	08/25/21	4,905	5,082,070

SOVEREIGNS — 1.2%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	Aaa	0.875%	02/14/17	1,035	1,047,006
Province of Alberta Canada (Canada), Notes, 144A	Aaa	1.000%	06/21/17	3,180	3,219,750

TOTAL SOVEREIGNS (cost $4,212,027)					4,266,756

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.8%
Federal Home Loan Banks	1.375%		05/28/14	$13,500	$13,767,070
Federal Home Loan Mortgage Corp.	0.375%		11/27/13	18,915	18,947,420
Federal Home Loan Mortgage Corp.(a)	1.000%		09/29/17	11,760	11,880,481
Federal Home Loan Mortgage Corp.	1.250%		08/01/19	10,140	10,164,255
Federal Home Loan Mortgage Corp.	1.250%		10/02/19	5,915	5,902,756
Federal Home Loan Mortgage Corp.	1.375%		02/25/14	9,430	9,578,032
Federal Home Loan Mortgage Corp.	2.375%		01/13/22	2,295	2,407,547
Federal Home Loan Mortgage Corp.(a)	5.125%		11/17/17	1,500	1,822,260
Federal National Mortgage Association(k)	2.440%	(s)	11/15/21	820	668,795
Federal National Mortgage Association	5.375%		06/12/17	6,090	7,383,820
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	2.350%	(s)	03/15/22	490	399,847
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	5.500%		04/26/24	2,260	2,999,551
Residual Funding Corp. Strips Principal	1.420%	(s)	10/15/19	7,000	6,353,732
Residual Funding Corp. Strips Principal	1.670%	(s)	07/15/20	8,560	7,561,142
Tennessee Valley Authority, Sr. Unsec’d. Notes(a)	5.500%		07/18/17	5,950	7,264,492
Tennessee Valley Authority, Unsec’d. Notes	1.875%		08/15/22	4,020	3,997,669

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $108,987,802)					111,098,869

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 18.3%
Federal Home Loan Mortgage Corp.	3.500%		06/01/42	17,431	18,725,786
Federal National Mortgage Association	3.000%		TBA	18,000	18,953,438
Federal National Mortgage Association	3.500%		TBA	5,000	5,349,219
Federal National Mortgage Association	3.500%		TBA	500	536,250
Government National Mortgage Association	4.000%		06/20/39-10/15/41	20,430	22,554,882

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $64,433,889)					66,119,575

U.S. TREASURY OBLIGATIONS — 16.6%
U.S. Treasury Bonds	3.000%		05/15/42	2,330	2,415,919
U.S. Treasury Bonds	6.250%		08/15/23	2,315	3,359,283
U.S. Treasury Notes(h)	0.250%		09/15/15	20,070	20,035,500
U.S. Treasury Notes	0.625%		08/31/17	145	145,091
U.S. Treasury Notes	1.000%		03/31/17	4,145	4,227,900
U.S. Treasury Notes	1.000%		09/30/19	30	29,888
U.S. Treasury Notes(a)	1.625%		08/15/22	17,845	17,825,478
U.S. Treasury Notes	2.375%		10/31/14	5	5,219
U.S. Treasury Strips Coupon	2.210%	(n)	02/15/25	890	677,022
U.S. Treasury Strips Principal	0.280%	(s)	02/15/15	11,325	11,247,809

TOTAL U.S. TREASURY OBLIGATIONS (cost $60,054,767)					59,969,109

TOTAL LONG-TERM INVESTMENTS (cost $324,459,873)					331,005,671

				Shares
SHORT-TERM INVESTMENT — 21.7%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $78,264,478; includes $49,585,788 of cash collateral received for securities on loan)(b)(w)				78,264,478	78,264,478

TOTAL INVESTMENTS — 113.4% (cost $402,724,351)					409,270,149
Liabilities in excess of other assets(x) — (13.4)%					(48,475,418)

NET ASSETS — 100.0%					$360,794,731

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,507,808; cash collateral of $49,585,788 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such security is $104,838. The aggregate value of $106,493 is approximately 0.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
120	5 Year U.S. Treasury Notes	Dec. 2012	$14,903,707	$14,955,937	$52,230
37	U.S. Long Bond	Dec. 2012	5,432,801	5,526,875	94,074

					146,304

Short Positions:
14	90 Day Euro Dollar	Dec. 2012	3,488,584	3,488,800	(216)
90	2 Year U.S. Treasury Notes	Dec. 2012	19,839,172	19,847,812	(8,640)
150	10 Year U.S. Treasury Notes	Dec. 2012	19,953,962	20,022,656	(68,694)
49	U.S. Ultra Bond	Dec. 2012	8,046,780	8,095,719	(48,939)

					(126,489)

					$19,815

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$ 4,575	09/01/13	0.502%	3 month LIBOR(2)	$(6,677)	$—	$(6,677)	Barclays Bank PLC
19,585	10/30/13	0.563%	3 month LIBOR(2)	(76,459)	—	(76,459)	Morgan Stanley Capital Services
14,755	05/28/14	0.580%	3 month LIBOR(2)	(77,570)	—	(77,570)	Barclays Bank PLC
7,000	08/22/14	0.583%	3 month LIBOR(2)	(29,735)	—	(29,735)	JPMorgan Chase Bank
10,100	09/01/14	0.659%	3 month LIBOR(2)	(58,986)	—	(58,986)	Citibank N.A.
3,000	09/12/14	0.656%	3 month LIBOR(2)	(17,406)	—	(17,406)	Barclays Bank PLC
3,600	09/19/14	0.669%	3 month LIBOR(2)	(22,081)	—	(22,081)	JPMorgan Chase Bank
5,150	10/18/14	0.880%	3 month LIBOR(2)	(69,862)	—	(69,862)	Barclays Bank PLC

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$10,110	10/26/14	0.835%	3 month LIBOR(2)	$(125,296)	$—	$(125,296)	Barclays Bank PLC
4,495	10/28/14	0.816%	3 month LIBOR(2)	(53,553)	—	(53,553)	Barclays Bank PLC
3,300	10/28/14	0.809%	3 month LIBOR(2)	(38,747)	—	(38,747)	Barclays Bank PLC
10,700	03/19/15	0.844%	3 month LIBOR(2)	(120,589)	—	(120,589)	Barclays Bank PLC
11,900	07/05/15	0.613%	3 month LIBOR(2)	(68,294)	—	(68,294)	Bank of Nova Scotia
10,500	07/09/15	0.593%	3 month LIBOR(2)	(53,537)	—	(53,537)	Bank of Nova Scotia
14,000	08/06/15	0.508%	3 month LIBOR(2)	(31,256)	—	(31,256)	Bank of Nova Scotia
7,400	08/08/15	0.528%	3 month LIBOR(2)	(20,731)	—	(20,731)	Credit Suisse International
11,900	08/20/15	0.615%	3 month LIBOR(2)	(63,401)	—	(63,401)	Bank of Nova Scotia
13,800	09/11/15	0.521%	3 month LIBOR(2)	(33,017)	—	(33,017)	JPMorgan Chase Bank
2,000	09/28/15	0.918%	3 month LIBOR(2)	(28,477)	—	(28,477)	Barclays Bank PLC
1,700	07/29/16	1.753%	3 month LIBOR(2)	(81,339)	—	(81,339)	Barclays Bank PLC
1,050	08/04/16	1.528%	3 month LIBOR(2)	(40,698)	—	(40,698)	Citibank N.A.
23,500	08/10/16	1.438%	3 month LIBOR(1)	822,965	—	822,965	Barclays Bank PLC
2,500	08/22/16	1.168%	3 month LIBOR(2)	(60,111)	—	(60,111)	Morgan Stanley Capital Services
17,810	08/31/16	0.934%	3 month LIBOR(1)	260,982	—	260,982	Credit Suisse International
17,715	08/31/16	0.928%	3 month LIBOR(1)	255,315	—	255,315	Citibank N.A.
17,715	08/31/16	0.977%	3 month LIBOR(2)	(289,638)	—	(289,638)	Citibank N.A.
5,540	08/31/16	0.975%	3 month LIBOR(2)	(90,171)	—	(90,171)	JPMorgan Chase Bank
5,540	08/31/16	0.978%	3 month LIBOR(2)	(90,942)	—	(90,942)	JPMorgan Chase Bank
5,880	09/15/16	1.174%	3 month LIBOR(1)	140,814	—	140,814	Barclays Bank PLC
30,900	09/27/16	1.111%	3 month LIBOR(1)	656,823	—	656,823	Morgan Stanley Capital Services
4,910	09/28/16	1.238%	3 month LIBOR(2)	(129,013)	—	(129,013)	Barclays Bank PLC
8,925	10/03/16	1.273%	3 month LIBOR(1)	291,800	—	291,800	UBS AG
8,685	10/05/16	1.239%	3 month LIBOR(1)	270,528	—	270,528	Morgan Stanley Capital Services
13,450	10/06/16	1.194%	3 month LIBOR(1)	391,585	—	391,585	JPMorgan Chase Bank
9,260	10/27/16	1.439%	3 month LIBOR(2)	(365,543)	—	(365,543)	Barclays Bank PLC
10,210	11/01/16	1.431%	3 month LIBOR(2)	(397,852)	—	(397,852)	Barclays Bank PLC
12,165	11/02/16	1.336%	3 month LIBOR(2)	(422,133)	—	(422,133)	Barclays Bank PLC
16,790	11/22/16	1.334%	3 month LIBOR(1)	572,373	—	572,373	Morgan Stanley Capital Services
7,370	11/29/16	1.351%	3 month LIBOR(1)	255,820	—	255,820	Citibank N.A.
19,535	11/30/16	0.913%	3 month LIBOR(2)	(245,802)	—	(245,802)	JPMorgan Chase Bank
16,140	11/30/16	0.945%	3 month LIBOR(2)	(224,643)	—	(224,643)	Citibank N.A.
8,165	11/30/16	1.398%	3 month LIBOR(1)	300,041	—	300,041	Barclays Bank PLC
14,140	12/05/16	1.338%	3 month LIBOR(2)	(480,600)	—	(480,600)	Barclays Bank PLC
3,300	12/29/16	1.351%	3 month LIBOR(1)	109,003	—	109,003	Barclays Bank PLC
2,210	12/30/16	1.328%	3 month LIBOR(1)	70,661	—	70,661	Citibank N.A.
2,520	01/03/17	1.311%	3 month LIBOR(2)	(78,210)	—	(78,210)	Citibank N.A.
3,770	01/12/17	1.201%	3 month LIBOR(2)	(97,453)	—	(97,453)	JPMorgan Chase Bank
5,610	01/20/17	1.120%	3 month LIBOR(2)	(123,229)	—	(123,229)	Bank of Nova Scotia
4,000	01/24/17	1.176%	3 month LIBOR(2)	(97,386)	—	(97,386)	Bank of Nova Scotia
3,770	01/26/17	1.227%	3 month LIBOR(1)	100,234	—	100,234	JPMorgan Chase Bank
3,145	01/26/17	1.215%	3 month LIBOR(1)	81,870	—	81,870	Bank of Nova Scotia
10,545	01/27/17	1.138%	3 month LIBOR(2)	(237,655)	—	(237,655)	Bank of Nova Scotia
10,900	01/31/17	1.055%	3 month LIBOR(1)	204,051	—	204,051	Bank of Nova Scotia
3,900	02/02/17	1.020%	3 month LIBOR(1)	66,616	—	66,616	Bank of Nova Scotia
10,030	02/06/17	0.965%	3 month LIBOR(2)	(145,579)	—	(145,579)	Bank of Nova Scotia
4,460	02/08/17	1.037%	3 month LIBOR(2)	(78,810)	—	(78,810)	Bank of Nova Scotia
4,585	02/13/17	1.128%	3 month LIBOR(2)	(98,938)	—	(98,938)	Bank of Nova Scotia
1,475	02/21/17	1.179%	3 month LIBOR(2)	(34,840)	—	(34,840)	JPMorgan Chase Bank
8,825	02/28/17	0.680%	3 month LIBOR(1)	3,225	—	3,225	Citibank N.A.
4,180	03/06/17	1.123%	3 month LIBOR(2)	(86,992)	—	(86,992)	Barclays Bank PLC
3,000	03/30/17	1.233%	3 month LIBOR(2)	(72,092)	—	(72,092)	Bank of Nova Scotia
15,900	05/17/17	1.100%	3 month LIBOR(1)	349,078	—	349,078	Bank of Nova Scotia
10,500	05/18/17	1.131%	3 month LIBOR(1)	246,621	—	246,621	Morgan Stanley Capital Services
9,700	05/23/17	1.085%	3 month LIBOR(1)	203,736	—	203,736	Bank of Nova Scotia
12,000	06/07/17	0.998%	3 month LIBOR(1)	195,057	—	195,057	Barclays Bank PLC
11,800	06/07/17	1.041%	3 month LIBOR(1)	217,345	—	217,345	Bank of Nova Scotia

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 8,420	07/16/17	0.847%	3 month LIBOR(2)	$(53,966)	$—	$(53,966)	Bank of Nova Scotia
8,300	09/10/17	0.845%	3 month LIBOR(2)	(35,706)	—	(35,706)	Morgan Stanley Capital Services
9,000	09/18/17	0.840%	3 month LIBOR(2)	(34,976)	—	(34,976)	Barclays Bank PLC
5,300	09/25/17	0.820%	3 month LIBOR(2)	(14,130)	—	(14,130)	Bank of Nova Scotia
2,350	09/28/17	0.795%	3 month LIBOR(1)	3,241	—	3,241	Credit Suisse International
49,600	12/31/17	3.054%	3 month LIBOR(1)	8,841,278	—	8,841,278	JPMorgan Chase Bank
38,885	12/31/17	2.994%	3 month LIBOR(1)	7,427,147	—	7,427,147	Citibank N.A.
33,200	12/31/17	1.975%	3 month LIBOR(1)	2,689,212	—	2,689,212	Citibank N.A.
22,800	12/31/17	0.000%	3 month LIBOR(2)	(4,046,936)	—	(4,046,936)	JPMorgan Chase Bank
19,000	12/31/17	2.724%	3 month LIBOR(1)	3,119,563	—	3,119,563	Citibank N.A.
16,000	12/31/17	2.267%	3 month LIBOR(1)	1,945,134	—	1,945,134	Bank of America N.A.
10,380	12/31/17	2.252%	3 month LIBOR(1)	1,258,400	—	1,258,400	Citibank N.A.
2,480	05/15/18	2.318%	3 month LIBOR(1)	214,122	—	214,122	JPMorgan Chase Bank
5,250	07/27/18	2.464%	3 month LIBOR(2)	(474,209)	—	(474,209)	Bank of America N.A.
101,000	08/09/18	2.008%	3 month LIBOR(1)	6,336,165	—	6,336,165	Barclays Bank PLC
2,390	08/09/18	2.136%	3 month LIBOR(1)	168,060	—	168,060	Bank of America N.A.
18,200	08/10/18	2.059%	3 month LIBOR(1)	1,195,714	—	1,195,714	Citibank N.A.
63,740	08/11/18	2.047%	3 month LIBOR(1)	4,141,050	—	4,141,050	Morgan Stanley Capital Services
6,500	08/11/18	2.033%	3 month LIBOR(2)	(416,735)	—	(416,735)	HSBC Bank USA N.A.
5,500	08/12/18	1.764%	3 month LIBOR(1)	265,217	—	265,217	UBS AG
6,600	08/17/18	1.845%	3 month LIBOR(2)	(348,255)	—	(348,255)	Morgan Stanley Capital Services
24,200	08/18/18	1.783%	3 month LIBOR(2)	(1,186,686)	—	(1,186,686)	Citibank N.A.
4,675	08/18/18	1.818%	3 month LIBOR(2)	(238,891)	—	(238,891)	Citibank N.A.
5,650	08/25/18	1.773%	3 month LIBOR(1)	271,810	—	271,810	Morgan Stanley Capital Services
3,120	08/30/18	1.850%	3 month LIBOR(1)	163,996	—	163,996	Morgan Stanley Capital Services
3,190	08/31/18	1.798%	3 month LIBOR(2)	(158,150)	—	(158,150)	Barclays Bank PLC
5,545	09/02/18	1.825%	3 month LIBOR(2)	(281,893)	—	(281,893)	Barclays Bank PLC
2,480	09/06/18	1.820%	3 month LIBOR(2)	(124,888)	—	(124,888)	Barclays Bank PLC
3,025	09/21/18	1.673%	3 month LIBOR(2)	(124,322)	—	(124,322)	Barclays Bank PLC
40,860	09/27/18	1.525%	3 month LIBOR(1)	1,312,663	—	1,312,663	Morgan Stanley Capital Services
2,910	09/28/18	1.598%	3 month LIBOR(1)	105,790	—	105,790	Barclays Bank PLC
1,455	09/29/18	1.735%	3 month LIBOR(2)	(62,904)	—	(62,904)	Barclays Bank PLC
5,005	10/03/18	1.745%	3 month LIBOR(1)	261,884	—	261,884	UBS AG
10,650	10/05/18	1.665%	3 month LIBOR(1)	501,777	—	501,777	Morgan Stanley Capital Services
16,695	10/06/18	1.599%	3 month LIBOR(1)	714,565	—	714,565	JPMorgan Chase Bank
4,070	10/11/18	1.770%	3 month LIBOR(1)	217,714	—	217,714	JPMorgan Chase Bank
4,115	10/19/18	1.915%	3 month LIBOR(2)	(256,370)	—	(256,370)	Barclays Bank PLC
10,065	10/21/18	1.908%	3 month LIBOR(2)	(621,255)	—	(621,255)	Barclays Bank PLC
11,150	11/01/18	1.984%	3 month LIBOR(2)	(735,100)	—	(735,100)	Barclays Bank PLC
12,755	11/02/18	1.880%	3 month LIBOR(2)	(755,962)	—	(755,962)	Barclays Bank PLC
5,135	11/08/18	1.738%	3 month LIBOR(2)	(256,128)	—	(256,128)	Citibank N.A.
16,495	11/22/18	1.766%	3 month LIBOR(1)	841,073	—	841,073	Morgan Stanley Capital Services
21,035	11/25/18	1.746%	3 month LIBOR(1)	1,042,654	—	1,042,654	Morgan Stanley Capital Services
16,125	11/29/18	1.758%	3 month LIBOR(1)	807,586	—	807,586	Citibank N.A.
7,235	11/30/18	1.830%	3 month LIBOR(1)	395,525	—	395,525	Barclays Bank PLC
12,845	12/05/18	1.813%	3 month LIBOR(2)	(684,890)	—	(684,890)	Barclays Bank PLC
7,000	12/08/18	1.803%	3 month LIBOR(2)	(367,870)	—	(367,870)	Barclays Bank PLC
3,700	12/14/18	1.709%	3 month LIBOR(2)	(171,377)	—	(171,377)	Barclays Bank PLC
6,490	01/12/19	1.699%	3 month LIBOR(2)	(279,029)	—	(279,029)	Citibank N.A.
6,220	01/17/19	1.603%	3 month LIBOR(2)	(227,750)	—	(227,750)	Barclays Bank PLC
3,080	01/19/19	1.573%	3 month LIBOR(2)	(106,422)	—	(106,422)	Bank of Nova Scotia
10,890	01/31/19	1.555%	3 month LIBOR(2)	(357,131)	—	(357,131)	Morgan Stanley Capital Services
5,375	02/03/19	1.448%	3 month LIBOR(2)	(138,477)	—	(138,477)	Bank of Nova Scotia
7,285	02/06/19	1.438%	3 month LIBOR(2)	(181,809)	—	(181,809)	Bank of Nova Scotia
1,980	02/21/19	1.573%	3 month LIBOR(2)	(64,825)	—	(64,825)	Citibank N.A.
3,770	02/23/19	1.633%	3 month LIBOR(2)	(137,244)	—	(137,244)	Barclays Bank PLC
4,150	03/02/19	1.543%	3 month LIBOR(2)	(126,027)	—	(126,027)	Barclays Bank PLC
1,650	03/05/19	1.643%	3 month LIBOR(2)	(60,411)	—	(60,411)	Bank of Nova Scotia

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 2,780	03/13/19	1.616%	3 month LIBOR(2)	$(96,094)	$ —	$ (96,094)	Barclays Bank PLC
2,500	04/10/19	1.816%	3 month LIBOR(2)	(134,253)	—	(134,253)	Bank of Nova Scotia
3,400	04/13/19	1.638%	3 month LIBOR(1)	140,241	—	140,241	Bank of Nova Scotia
4,950	05/21/19	1.475%	3 month LIBOR(1)	138,445	—	138,445	Bank of Nova Scotia
9,500	05/22/19	1.455%	3 month LIBOR(1)	252,181	—	252,181	Morgan Stanley Capital Services
2,900	06/07/19	1.338%	3 month LIBOR(1)	51,306	—	51,306	Bank of Nova Scotia
4,370	07/23/19	1.220%	3 month LIBOR(2)	(26,155)	—	(26,155)	Bank of Nova Scotia
1,700	07/31/19	1.176%	3 month LIBOR(2)	(4,264)	—	(4,264)	Bank of Nova Scotia
5,600	08/01/19	1.229%	3 month LIBOR(2)	(33,717)	—	(33,717)	Bank of Nova Scotia
12,465	08/06/19	1.211%	3 month LIBOR(2)	(56,042)	—	(56,042)	Bank of Nova Scotia
1,410	09/27/19	1.220%	3 month LIBOR(1)	3,355	—	3,355	Bank of Nova Scotia
1,945	10/02/19	1.189%	3 month LIBOR(2)	147	—	147	Bank of Nova Scotia
775	09/10/20	2.620%	3 month LIBOR(2)	(75,084)	—	(75,084)	Barclays Bank PLC
11,185	09/17/20	2.708%	3 month LIBOR(2)	(1,155,425)	—	(1,155,425)	Morgan Stanley Capital Services
8,140	09/23/20	2.685%	3 month LIBOR(2)	(823,414)	—	(823,414)	Citibank N.A.
6,810	09/30/20	2.485%	3 month LIBOR(2)	(573,005)	—	(573,005)	Morgan Stanley Capital Services
6,680	10/01/20	2.523%	3 month LIBOR(2)	(665,020)	—	(665,020)	UBS AG
11,515	11/12/20	2.888%	3 month LIBOR(2)	(1,456,772)	—	(1,456,772)	Citibank N.A.
1,600	06/08/21	4.640%	3 month LIBOR(1)	177,247	—	177,247	Morgan Stanley Capital Services
1,300	08/01/21	3.068%	3 month LIBOR(1)	175,181	—	175,181	Citibank N.A.
1,340	08/04/21	2.803%	3 month LIBOR(1)	149,763	—	149,763	Barclays Bank PLC
700	08/09/21	2.625%	3 month LIBOR(2)	(67,294)	—	(67,294)	Citibank N.A.
2,310	08/15/21	2.380%	3 month LIBOR(2)	(172,390)	—	(172,390)	Barclays Bank PLC
1,340	08/19/21	2.350%	3 month LIBOR(2)	(96,208)	—	(96,208)	Barclays Bank PLC
1,100	08/24/21	2.250%	3 month LIBOR(1)	69,110	—	69,110	Citibank N.A.
4,905	08/25/21	2.222%	3 month LIBOR(2)	(296,095)	—	(296,095)	Bank of America N.A.
1,850	09/01/21	2.370%	3 month LIBOR(2)	(134,418)	—	(134,418)	Citibank N.A.
2,320	09/06/21	2.431%	3 month LIBOR(1)	179,916	—	179,916	Morgan Stanley Capital Services
1,945	09/06/21	2.223%	3 month LIBOR(1)	115,956	—	115,956	UBS AG
1,350	09/06/21	2.248%	3 month LIBOR(1)	83,383	—	83,383	Barclays Bank PLC
850	09/09/21	2.205%	3 month LIBOR(2)	(49,242)	—	(49,242)	Barclays Bank PLC
1,320	09/13/21	2.171%	3 month LIBOR(2)	(72,302)	—	(72,302)	Bank of America N.A.
1,385	09/14/21	2.160%	3 month LIBOR(1)	74,450	—	74,450	Barclays Bank PLC
1,355	09/16/21	2.213%	3 month LIBOR(1)	78,800	—	78,800	Barclays Bank PLC
890	09/19/21	2.259%	3 month LIBOR(2)	(55,118)	—	(55,118)	Barclays Bank PLC
3,110	09/22/21	2.158%	3 month LIBOR(1)	165,094	—	165,094	Barclays Bank PLC
1,330	09/23/21	2.099%	3 month LIBOR(2)	(63,774)	—	(63,774)	Citibank N.A.
1,625	10/03/21	2.160%	3 month LIBOR(1)	100,955	—	100,955	Morgan Stanley Capital Services
1,080	10/04/21	2.108%	3 month LIBOR(1)	61,914	—	61,914	Citibank N.A.
2,790	10/06/21	2.038%	3 month LIBOR(2)	(141,718)	—	(141,718)	Citibank N.A.
2,395	10/07/21	2.135%	3 month LIBOR(1)	142,667	—	142,667	Citibank N.A.
2,960	10/11/21	2.265%	3 month LIBOR(2)	(210,431)	—	(210,431)	Citibank N.A.
2,960	10/11/21	2.285%	3 month LIBOR(2)	(215,805)	—	(215,805)	Barclays Bank PLC
1,850	10/11/21	2.118%	3 month LIBOR(1)	106,748	—	106,748	Citibank N.A.
3,020	12/06/21	2.238%	3 month LIBOR(2)	(194,897)	—	(194,897)	Barclays Bank PLC
1,070	12/19/21	2.053%	3 month LIBOR(1)	50,232	—	50,232	Barclays Bank PLC
5,260	12/22/21	2.085%	3 month LIBOR(1)	261,736	—	261,736	Barclays Bank PLC
600	12/23/21	2.090%	3 month LIBOR(2)	(30,072)	—	(30,072)	Barclays Bank PLC
2,945	12/28/21	2.118%	3 month LIBOR(2)	(153,961)	—	(153,961)	Barclays Bank PLC
2,850	01/13/22	2.050%	3 month LIBOR(2)	(124,732)	—	(124,732)	Bank of Nova Scotia
2,295	01/13/22	1.660%	3 month LIBOR(2)	(16,513)	—	(16,513)	Citibank N.A.
2,850	01/20/22	1.999%	3 month LIBOR(2)	(109,937)	—	(109,937)	Bank of Nova Scotia
2,755	01/24/22	2.148%	3 month LIBOR(1)	142,589	—	142,589	Bank of Nova Scotia
2,190	01/24/22	2.113%	3 month LIBOR(2)	(106,420)	—	(106,420)	Bank of Nova Scotia
1,650	01/24/22	2.118%	3 month LIBOR(2)	(80,925)	—	(80,925)	Bank of Nova Scotia
2,850	01/25/22	2.171%	3 month LIBOR(1)	153,356	—	153,356	Bank of Nova Scotia
2,595	02/02/22	1.914%	3 month LIBOR(2)	(77,585)	—	(77,585)	Citibank N.A.
840	02/13/22	2.120%	3 month LIBOR(1)	40,100	—	40,100	Bank of Nova Scotia

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 1,900	02/17/22	2.018%	3 month LIBOR(2)	$(72,568)	$ —	$ (72,568)	Bank of Nova Scotia
1,415	02/21/22	2.105%	3 month LIBOR(2)	(64,809)	—	(64,809)	JPMorgan Chase Bank
945	02/21/22	2.100%	3 month LIBOR(2)	(42,856)	—	(42,856)	JPMorgan Chase Bank
1,430	02/23/22	2.117%	3 month LIBOR(2)	(66,831)	—	(66,831)	JPMorgan Chase Bank
1,800	03/28/22	2.350%	3 month LIBOR(1)	118,032	—	118,032	Barclays Bank PLC
2,100	05/15/22	1.988%	3 month LIBOR(2)	(79,777)	—	(79,777)	JPMorgan Chase Bank
2,750	06/11/22	1.843%	3 month LIBOR(2)	(61,407)	—	(61,407)	Bank of Nova Scotia
3,500	06/20/22	1.716%	3 month LIBOR(2)	(34,614)	—	(34,614)	Bank of Nova Scotia
2,200	08/10/22	1.758%	3 month LIBOR(2)	(19,404)	—	(19,404)	Bank of Nova Scotia
1,650	09/01/26	2.848%	3 month LIBOR(2)	(150,307)	—	(150,307)	Citibank N.A.
2,480	02/14/27	2.503%	3 month LIBOR(1)	112,283	—	112,283	Barclays Bank PLC
6,195	08/15/28	2.370%	3 month LIBOR(2)	(61,370)	—	(61,370)	Citibank N.A.
990	08/24/41	3.065%	3 month LIBOR(2)	(102,390)	—	(102,390)	Citibank N.A.
990	08/24/41	3.074%	3 month LIBOR(2)	(104,227)	—	(104,227)	Citibank N.A.
1,020	09/06/41	3.028%	3 month LIBOR(2)	(96,557)	—	(96,557)	UBS AG
1,020	09/06/41	3.110%	3 month LIBOR(2)	(114,389)	—	(114,389)	UBS AG
985	09/08/41	2.954%	3 month LIBOR(1)	77,755	—	77,755	Barclays Bank PLC
605	09/09/41	3.019%	3 month LIBOR(1)	56,109	—	56,109	Barclays Bank PLC
1,270	10/11/41	2.719%	3 month LIBOR(2)	(50,198)	—	(50,198)	JPMorgan Chase Bank
1,310	10/17/41	2.905%	3 month LIBOR(1)	103,926	—	103,926	Barclays Bank PLC
1,350	12/12/41	2.685%	3 month LIBOR(1)	37,918	—	37,918	Citibank N.A.
1,235	12/20/41	2.614%	3 month LIBOR(2)	(15,213)	—	(15,213)	Citibank N.A.
750	12/20/41	2.615%	3 month LIBOR(1)	9,441	—	9,441	Barclays Bank PLC
775	01/10/42	2.718%	3 month LIBOR(1)	24,883	—	24,883	Barclays Bank PLC
820	01/11/42	2.710%	3 month LIBOR(1)	24,951	—	24,951	Citibank N.A.
1,595	01/12/42	2.773%	3 month LIBOR(2)	(69,851)	—	(69,851)	Citibank N.A.
1,070	02/09/42	2.840%	3 month LIBOR(1)	60,222	—	60,222	Barclays Bank PLC

				$26,876,358	$ —	$26,876,358

(1)   Portfolio pays the floating rate and receives the fixed rate.

(2)   Portfolio pays the fixed rate and receives the floating rate.

(3)   The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

#      Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2017 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$31,824,130	$—
Commercial Mortgage-Backed Securities	—	17,124,089	—
Corporate Bonds	—	35,521,073	—
Non-Corporate Foreign Agency	—	5,082,070	—
Sovereigns	—	4,266,756	—
U.S. Government Agency Obligations	—	111,098,869	—
U.S. Government Mortgage-Backed Securities	—	66,119,575	—
U.S. Treasury Obligations	—	59,969,109	—
Affiliated Money Market Mutual Fund	78,264,478	—	—
Other Financial Instruments*
Futures Contracts	19,815	—	—
Interest Rate Swaps	—	26,876,358	—

Total	$78,284,293	$357,882,029	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Interest Rate
Swaps
Balance as of 12/31/11	$17,509,735
Realized gain (loss)	— **
Change in unrealized appreciation (depreciation)***	(2,976,674)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(14,533,061)

Balance as of 09/30/12	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	The realized gain incurred during the period for other financial instruments was $3,405,781.

***   Of which, $0 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 7 Interest Rate Swaps transferred out of Level 3 due to the fact that an independent pricing agent was able to obtain sufficient market data to provide a reasonable market value of the securities.

AST BOND PORTFOLIO 2018

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 87.9%

ASSET-BACKED SECURITIES — 8.3%
Ally Auto Receivables Trust, Series 2011-4, Class A2	Aaa	0.650%		03/17/14	$185	$185,128
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/16/16	1,800	1,815,250
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	Aaa	0.510%		12/22/14	1,200	1,200,341
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.471%	(c)	11/15/15	800	801,004
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.391%	(c)	04/15/17	2,600	2,605,712
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.371%	(c)	03/15/18	2,300	2,300,067
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	470	471,707
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	1,000	1,005,763
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.971%	(c)	03/15/16	2,400	2,498,436
BMW Vehicle Lease Trust, Series 2012-1, Class A2	Aaa	0.590%		06/20/14	2,100	2,103,442
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	2,096	2,099,092
Chase Issuance Trust, Series 2005-A11, Class A	Aaa	0.291%	(c)	12/15/14	1,000	1,000,033
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.449%	(c)	12/15/18	1,000	991,586
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%		08/15/17	2,000	2,017,124
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.421%	(c)	01/15/18	2,800	2,808,056
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%		09/15/13	394	394,184
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%		01/15/14	1,656	1,659,017
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%		11/15/14	2,600	2,599,835
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	2,400	2,399,820
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	1,900	1,904,366
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	700	701,432
Harley-Davidson Motorcycle Trust, Series 2011-1, Class A2B	Aaa	0.421%	(c)	10/15/14	740	739,714
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%		04/21/14	2,395	2,398,379
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.221%	(c)	03/15/15	2,000	2,000,990
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.281%	(c)	11/15/15	1,000	1,000,218
Nissan Auto Lease Trust, Series 2011-A, Class A2B	Aaa	0.401%	(c)	01/15/14	333	333,270
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A2	Aaa	0.650%		12/16/13	226	226,317
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	1,075	1,078,454
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A2	Aaa	0.530%		04/15/14	1,357	1,358,282

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
World Omni Automobile Lease Securitization Trust, Series 2011-A, Class A2	Aaa	0.810%		10/15/13	$260	$260,826

TOTAL ASSET-BACKED SECURITIES (cost $42,518,487)						42,957,845

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.3%
Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4	Aaa	4.668%		07/10/43	750	822,729
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%		10/10/45	293	299,291
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3	Aaa	5.887%	(c)	09/11/38	461	468,357
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%		01/12/45	27	26,673
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A2	AAA(d)	5.588%		09/11/42	126	126,117
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	1,410	1,509,621
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%		02/15/40	122	121,890
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	263	262,969
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	2,130	2,198,780
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%		04/10/38	1,600	1,817,326
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,560	1,806,711
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	Aaa	5.778%		08/10/45	422	428,235
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa	5.491%	(c)	12/12/44	225	224,996
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	391	403,469
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	205	209,854
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2	Aaa	5.532%		03/15/32	7	6,801
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%		09/15/39	27	26,643
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%		08/12/43	2,700	3,112,703
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.603%	(c)	02/12/39	300	340,734
Morgan Stanley Capital I, Series 2007-HQ11, Class A2	Aaa	5.359%		02/12/44	277	276,949
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	3,165	3,337,369
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2	Aaa	5.684%		05/15/43	3	2,779
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%	(c)	06/15/45	3,000	3,503,886
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275%		11/15/48	22	22,086
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	750	867,304

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	6.077%	(c)	02/15/51	$44	$43,598

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $20,786,826)						22,267,870

CORPORATE BONDS — 8.6%

Banking — 3.5%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	300	405,851
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%		04/01/15	325	348,139
Bank of America Corp., Sr. Unsec’d. Notes(h)	Baa2	6.000%		09/01/17	900	1,041,012
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750%		05/22/19	255	311,506
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	300	340,583
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		01/14/22	280	307,435
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%		05/22/19	825	1,091,067
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%		07/27/21	300	330,730
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%		03/15/20	625	697,479
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%		08/17/15	8,680	8,720,744
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%		08/15/21	300	330,653
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	6.300%		04/23/19	850	1,044,923
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%		04/28/15	375	406,406
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%		01/26/20	650	707,519
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200%		05/13/14	425	447,029
Royal Bank of Canada (Canada), Covered Notes	Aaa	1.200%		09/19/17	605	608,812
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A3	6.125%		01/11/21	70	83,611
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%		02/01/18	800	966,067

						18,189,566

Capital Goods — 0.6%
ABB Finance USA, Inc., Gtd. Notes	A2	1.625%		05/08/17	635	645,262
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	3.375%		09/15/21	50	53,750
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%		10/15/21	185	197,339
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%		07/12/21	300	337,505
United Technologies Corp., Sr. Unsec’d. Notes	A2	1.800%		06/01/17	890	923,086
Waste Management, Inc., Gtd. Notes	Baa3	2.600%		09/01/16	170	178,453
Xylem, Inc., Gtd. Notes	Baa2	3.550%		09/20/16	920	983,072

						3,318,467

Chemicals — 0.1%
E. I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%		04/01/21	650	753,437

Electric — 0.1%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%		01/15/19	125	150,986
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%		06/01/21	385	427,599

						578,585

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Energy - Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes(h)	A2	1.846%	05/05/17	$1,195	$1,220,639
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	105	112,119
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	195	209,315
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	50	58,042

					1,600,115

Energy - Other — 0.2%
Occidental Petroleum Corp., Sr. Unsec’d. Notes(h)	A1	1.750%	02/15/17	770	797,223
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A1	4.100%	02/01/21	65	74,953
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	32,797

					904,973

Foods — 0.5%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	800	1,082,301
Bottling Group LLC, Gtd. Notes.	Aa3	5.125%	01/15/19	125	148,546
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(h)	AA-(d)	4.250%	03/01/15	450	488,601
Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	5.375%	02/10/20	209	248,397
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	191	230,416
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	275	297,969

					2,496,230

Healthcare & Pharmaceutical — 0.5%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	2.300%	06/15/16	655	683,126
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	1.500%	05/08/17	805	818,958
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	250	300,405
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	275	345,260
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21	355	379,850

					2,527,599

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	06/01/21	150	164,739
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	290	361,531
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	385	448,989

					975,259

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	550	637,963
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	850	985,133
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	790	1,029,152

					2,652,248

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media & Entertainment — 0.3%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	$300	$336,569
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	360	408,217
Time Warner, Inc., Gtd. Notes.	Baa2	4.875%	03/15/20	525	606,298
Viacom, Inc., Class A2, Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	155	176,027

					1,527,111

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%	09/07/22	195	195,875
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	65	72,589
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	30	33,623
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(h)	A1	6.000%	08/07/19	550	668,960
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	575	659,851

					1,630,898

Pipelines & Other — 0.3%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	170	226,969
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	650	698,243
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	450	488,346

					1,413,558

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	450	547,950

Retailers — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	815	1,041,533
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.125%	02/01/19	415	473,334
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	400	470,382

					1,985,249

Technology — 0.1%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	240	283,073

Telecommunications — 0.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	820	853,284
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%	08/15/21	1,070	1,211,150
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21	300	355,840

					2,420,274

Tobacco — 0.1%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	495	708,989

TOTAL CORPORATE BONDS (cost $41,655,602)					44,513,581

MUNICIPAL BOND — 0.1%
State of California, Taxable GO, Ser. Var. Purp. 3 (cost $251,545)	A1	5.450%	04/01/15	250	276,438

NON-CORPORATE FOREIGN AGENCIES — 1.4%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	7,050	7,304,505

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%		04/15/19	$160	$194,352

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $7,191,012)						7,498,857

SOVEREIGNS — 1.1%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%		02/14/17	1,430	1,446,588
Province of Alberta Canada (Canada), Notes, 144A	Aaa	1.000%		06/21/17	4,255	4,308,188

TOTAL SOVEREIGNS (cost $5,680,993)						5,754,776

U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.6%
Federal Home Loan Banks		1.375%		05/28/14	19,200	19,579,834
Federal Home Loan Mortgage Corp.		0.375%		11/27/13	19,320	19,353,114
Federal Home Loan Mortgage Corp.		0.625%		12/29/14	33,620	33,826,460
Federal Home Loan Mortgage Corp.(k)		1.000%		09/29/17	935	944,579
Federal Home Loan Mortgage Corp.		1.250%		08/01/19	16,220	16,258,798
Federal Home Loan Mortgage Corp.		1.250%		10/02/19	9,145	9,126,070
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	3,180	3,335,947
Federal National Mortgage Association		5.375%		06/12/17	2,275	2,758,324
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.350%	(s)	03/15/22	1,740	1,419,866
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		04/26/24	3,350	4,446,237
Residual Funding Corp. Strips Principal		1.670%	(s)	07/15/20	19,760	17,454,225
Tennessee Valley Authority, Notes, MTN		4.500%		04/01/18	8,000	9,525,392
Tennessee Valley Authority, Unsec’d. Notes		1.875%		08/15/22	5,720	5,688,225

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $142,435,888)						143,717,071

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 18.2%
Federal Home Loan Mortgage Corp.		3.500%		06/01/42	24,771	26,611,730
Federal National Mortgage Association		3.000%		TBA	26,000	27,377,188
Federal National Mortgage Association		3.500%		TBA	4,000	4,290,000
Federal National Mortgage Association		3.500%		TBA	4,000	4,279,375
Federal National Mortgage Association		4.000%		TBA	1,000	1,076,250
Government National Mortgage Association		4.000%		02/15/39-04/20/41	28,207	31,148,662

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $92,456,582)						94,783,205

U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Bonds		3.000%		05/15/42	3,150	3,266,156
U.S. Treasury Bonds		6.250%		08/15/23	3,325	4,824,888
U.S. Treasury Bonds		11.250%		02/15/15	2,995	3,770,891
U.S. Treasury Notes		0.250%		09/15/15	35,240	35,179,422
U.S. Treasury Notes		1.000%		09/30/19	70	69,738
U.S. Treasury Notes(h)		1.625%		08/15/22	23,526	23,499,763
U.S. Treasury Notes		2.375%		10/31/14	2,840	2,964,472
U.S. Treasury Strips Coupon		0.310%	(n)	05/15/15	6,120	6,070,012
U.S. Treasury Strips Coupon		2.210%	(n)	02/15/25	1,240	943,267
U.S. Treasury Strips Principal		0.280%	(s)	02/15/15	14,725	14,624,634

TOTAL U.S. TREASURY OBLIGATIONS (cost $95,152,937)						95,213,243

TOTAL LONG-TERM INVESTMENTS (cost $448,129,872)						456,982,886

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares
SHORT-TERM INVESTMENT — 8.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $42,862,648)(w)	42,862,648	$42,862,648

TOTAL INVESTMENTS — 96.1% (cost $490,992,520)		499,845,534
Other assets in excess of liabilities(x) — 3.9%		20,310,320

NET ASSETS — 100.0%		$520,155,854

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
452	5 Year U.S. Treasury Notes	Dec. 2012	$56,154,415	$56,334,031	$179,616
73	U.S. Long Bond	Dec. 2012	10,710,804	10,904,375	193,571

					373,187

Short Positions:
157	2 Year U.S. Treasury Notes	Dec. 2012	34,608,334	34,623,406	(15,072)
417	10 Year U.S. Treasury Notes	Dec. 2012	55,415,231	55,662,984	(247,753)
124	90 Day Euro Dollar	Dec. 2012	30,898,884	30,900,800	(1,916)
69	U.S. Ultra Bond	Dec. 2012	11,342,329	11,400,094	(57,765)

					(322,506)

					$50,681

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$ 6,490	09/01/13	0.502%	3 month LIBOR(2)	$(9,472)	$—	$ (9,472)	Barclays Bank PLC
20,000	10/30/13	0.563%	3 month LIBOR(2)	(78,080)	—	(78,080)	Morgan Stanley Capital Services

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 46,350	04/12/14	0.596%	3 month LIBOR(1)	$259,567	$—	$ 259,567	Citibank N.A.
20,990	05/28/14	0.580%	3 month LIBOR(2)	(110,349)	—	(110,349)	Barclays Bank PLC
23,940	07/03/14	0.553%	3 month LIBOR(1)	90,443	—	90,443	Bank of Nova Scotia
26,200	08/17/14	0.605%	3 month LIBOR(2)	(123,205)	—	(123,205)	Barclays Bank PLC
20,855	08/27/14	0.630%	3 month LIBOR(2)	(107,952)	—	(107,952)	Barclays Bank PLC
20,855	08/28/14	0.630%	3 month LIBOR(2)	(107,719)	—	(107,719)	Barclays Bank PLC
4,200	09/12/14	0.656%	3 month LIBOR(2)	(24,369)	—	(24,369)	Barclays Bank PLC
5,200	09/19/14	0.669%	3 month LIBOR(2)	(31,895)	—	(31,895)	JPMorgan Chase Bank
4,950	09/27/14	0.650%	3 month LIBOR(2)	(28,773)	—	(28,773)	Citibank N.A.
2,300	09/27/14	0.401%	3 month LIBOR(1)	1,921	—	1,921	Barclays Bank PLC
2,285	10/26/14	0.835%	3 month LIBOR(2)	(28,319)	—	(28,319)	Barclays Bank PLC
6,235	10/28/14	0.816%	3 month LIBOR(2)	(74,283)	—	(74,283)	Barclays Bank PLC
2,265	10/28/14	0.809%	3 month LIBOR(2)	(26,595)	—	(26,595)	Barclays Bank PLC
7,500	07/09/15	0.593%	3 month LIBOR(2)	(38,240)	—	(38,240)	Bank of Nova Scotia
11,000	08/20/15	0.615%	3 month LIBOR(2)	(58,606)	—	(58,606)	Bank of Nova Scotia
6,660	09/28/15	0.491%	3 month LIBOR(1)	9,993	—	9,993	Credit Suisse International
2,640	09/28/15	0.918%	3 month LIBOR(2)	(37,589)	—	(37,589)	Barclays Bank PLC
2,250	08/04/16	1.528%	3 month LIBOR(2)	(87,210)	—	(87,210)	Citibank N.A.
65,000	08/17/16	1.253%	3 month LIBOR(2)	(1,789,393)	—	(1,789,393)	Barclays Bank PLC
3,520	08/22/16	1.168%	3 month LIBOR(2)	(84,637)	—	(84,637)	Morgan Stanley Capital Services
3,060	08/26/16	1.299%	3 month LIBOR(1)	89,394	—	89,394	Morgan Stanley Capital Services
25,560	08/31/16	0.934%	3 month LIBOR(1)	374,548	—	374,548	Credit Suisse International
25,420	08/31/16	0.928%	3 month LIBOR(1)	366,362	—	366,362	Citibank N.A.
25,420	08/31/16	0.977%	3 month LIBOR(2)	(415,614)	—	(415,614)	Citibank N.A.
7,950	08/31/16	0.975%	3 month LIBOR(2)	(129,397)	—	(129,397)	JPMorgan Chase Bank
7,950	08/31/16	0.978%	3 month LIBOR(2)	(130,503)	—	(130,503)	JPMorgan Chase Bank
6,080	08/31/16	1.303%	3 month LIBOR(2)	(178,471)	—	(178,471)	Barclays Bank PLC
4,850	09/01/16	1.261%	3 month LIBOR(2)	(133,636)	—	(133,636)	Citibank N.A.
9,150	09/06/16	1.170%	3 month LIBOR(1)	218,141	—	218,141	UBS AG
7,045	09/28/16	1.238%	3 month LIBOR(2)	(185,111)	—	(185,111)	Barclays Bank PLC
12,765	10/21/16	1.396%	3 month LIBOR(2)	(481,812)	—	(481,812)	Barclays Bank PLC
12,350	11/08/16	1.230%	3 month LIBOR(2)	(368,167)	—	(368,167)	Citibank N.A.
28,250	11/23/16	1.346%	3 month LIBOR(2)	(976,997)	—	(976,997)	Barclays Bank PLC
26,215	11/30/16	0.913%	3 month LIBOR(2)	(329,854)	—	(329,854)	JPMorgan Chase Bank
21,610	11/30/16	0.945%	3 month LIBOR(2)	(300,777)	—	(300,777)	Citibank N.A.
5,820	12/06/16	1.388%	3 month LIBOR(2)	(210,687)	—	(210,687)	Barclays Bank PLC
10,820	12/08/16	1.345%	3 month LIBOR(2)	(371,122)	—	(371,122)	Barclays Bank PLC
17,200	12/12/16	1.274%	3 month LIBOR(2)	(532,689)	—	(532,689)	Barclays Bank PLC
4,400	12/29/16	1.351%	3 month LIBOR(1)	145,338	—	145,338	Barclays Bank PLC
2,970	12/30/16	1.328%	3 month LIBOR(1)	94,961	—	94,961	Citibank N.A.
3,395	01/03/17	1.311%	3 month LIBOR(2)	(105,367)	—	(105,367)	Citibank N.A.
6,250	01/12/17	1.235%	3 month LIBOR(2)	(171,081)	—	(171,081)	Citibank N.A.
5,075	01/12/17	1.201%	3 month LIBOR(2)	(131,186)	—	(131,186)	JPMorgan Chase Bank
11,600	01/17/17	1.149%	3 month LIBOR(2)	(270,889)	—	(270,889)	Barclays Bank PLC
7,800	01/20/17	1.120%	3 month LIBOR(2)	(171,335)	—	(171,335)	Bank of Nova Scotia
5,300	01/24/17	1.176%	3 month LIBOR(2)	(129,036)	—	(129,036)	Bank of Nova Scotia
5,075	01/26/17	1.227%	3 month LIBOR(1)	134,930	—	134,930	JPMorgan Chase Bank
18,470	01/27/17	1.138%	3 month LIBOR(2)	(416,263)	—	(416,263)	Bank of Nova Scotia
14,000	01/31/17	1.055%	3 month LIBOR(1)	262,084	—	262,084	Bank of Nova Scotia
4,700	02/02/17	1.020%	3 month LIBOR(1)	80,280	—	80,280	Bank of Nova Scotia
11,330	02/06/17	0.965%	3 month LIBOR(2)	(164,448)	—	(164,448)	Bank of Nova Scotia
2,500	02/08/17	1.037%	3 month LIBOR(2)	(44,176)	—	(44,176)	Bank of Nova Scotia
6,330	02/13/17	1.128%	3 month LIBOR(2)	(136,593)	—	(136,593)	Bank of Nova Scotia
6,470	02/15/17	3.366%	3 month LIBOR(1)	784,327	—	784,327	Citibank N.A.
1,170	02/15/17	3.363%	3 month LIBOR(1)	141,703	—	141,703	Citibank N.A.
12,715	02/28/17	0.680%	3 month LIBOR(1)	4,647	—	4,647	Citibank N.A.
3,380	03/06/17	1.123%	3 month LIBOR(2)	(70,343)	—	(70,343)	Barclays Bank PLC
6,150	03/30/17	1.233%	3 month LIBOR(2)	(147,788)	—	(147,788)	Bank of Nova Scotia

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 8,100	05/17/17	1.100%	3 month LIBOR(1)	$177,884	$—	$ 177,884	Bank of Nova Scotia
10,100	07/05/17	0.938%	3 month LIBOR(2)	(114,430)	—	(114,430)	Bank of Nova Scotia
11,960	07/16/17	0.847%	3 month LIBOR(2)	(76,655)	—	(76,655)	Bank of Nova Scotia
12,100	08/01/17	0.844%	3 month LIBOR(2)	(68,127)	—	(68,127)	Bank of Nova Scotia
40,200	09/10/17	0.845%	3 month LIBOR(2)	(172,935)	—	(172,935)	Morgan Stanley Capital Services
12,000	09/25/17	0.820%	3 month LIBOR(2)	(31,994)	—	(31,994)	Bank of Nova Scotia
5,290	05/15/18	2.318%	3 month LIBOR(1)	456,735	—	456,735	JPMorgan Chase Bank
2,990	07/28/18	2.455%	3 month LIBOR(1)	268,324	—	268,324	Bank of America N.A.
4,600	08/01/18	2.440%	3 month LIBOR(1)	407,365	—	407,365	Citibank N.A.
1,960	08/02/18	2.400%	3 month LIBOR(1)	168,863	—	168,863	Barclays Bank PLC
5,640	08/04/18	2.179%	3 month LIBOR(1)	412,002	—	412,002	Barclays Bank PLC
108,200	08/09/18	2.008%	3 month LIBOR(1)	6,787,852	—	6,787,852	Barclays Bank PLC
5,430	08/09/18	2.136%	3 month LIBOR(1)	381,826	—	381,826	Bank of America N.A.
4,950	08/09/18	2.058%	3 month LIBOR(2)	(325,113)	—	(325,113)	Barclays Bank PLC
25,100	08/10/18	2.059%	3 month LIBOR(1)	1,649,035	—	1,649,035	Citibank N.A.
36,260	08/11/18	2.047%	3 month LIBOR(1)	2,355,734	—	2,355,734	Morgan Stanley Capital Services
3,500	08/12/18	1.764%	3 month LIBOR(1)	168,775	—	168,775	UBS AG
49,750	08/17/18	1.838%	3 month LIBOR(1)	2,603,127	—	2,603,127	Barclays Bank PLC
5,900	08/17/18	1.845%	3 month LIBOR(2)	(311,318)	—	(311,318)	Morgan Stanley Capital Services
3,350	08/18/18	1.818%	3 month LIBOR(2)	(171,184)	—	(171,184)	Citibank N.A.
5,600	08/24/18	1.743%	3 month LIBOR(1)	259,555	—	259,555	Bank of America N.A.
6,250	08/25/18	1.773%	3 month LIBOR(1)	300,675	—	300,675	Morgan Stanley Capital Services
4,420	08/30/18	1.850%	3 month LIBOR(1)	232,327	—	232,327	Morgan Stanley Capital Services
2,760	08/31/18	1.798%	3 month LIBOR(2)	(136,832)	—	(136,832)	Barclays Bank PLC
7,855	09/02/18	1.825%	3 month LIBOR(2)	(399,327)	—	(399,327)	Barclays Bank PLC
3,530	09/06/18	1.820%	3 month LIBOR(2)	(177,763)	—	(177,763)	Barclays Bank PLC
1,760	09/08/18	1.688%	3 month LIBOR(2)	(74,762)	—	(74,762)	Barclays Bank PLC
5,250	09/13/18	1.695%	3 month LIBOR(2)	(224,013)	—	(224,013)	Barclays Bank PLC
3,830	09/15/18	1.671%	3 month LIBOR(1)	157,961	—	157,961	Barclays Bank PLC
33,580	09/27/18	1.525%	3 month LIBOR(1)	1,078,787	—	1,078,787	Morgan Stanley Capital Services
11,590	09/28/18	1.598%	3 month LIBOR(1)	421,344	—	421,344	Barclays Bank PLC
1,950	09/29/18	1.710%	3 month LIBOR(1)	83,733	—	83,733	Barclays Bank PLC
31,800	10/03/18	1.745%	3 month LIBOR(1)	1,663,921	—	1,663,921	UBS AG
15,225	10/05/18	1.665%	3 month LIBOR(1)	717,329	—	717,329	Morgan Stanley Capital Services
20,705	10/06/18	1.599%	3 month LIBOR(1)	886,198	—	886,198	JPMorgan Chase Bank
5,370	10/11/18	1.770%	3 month LIBOR(1)	287,254	—	287,254	JPMorgan Chase Bank
9,260	10/27/18	1.960%	3 month LIBOR(2)	(599,261)	—	(599,261)	Barclays Bank PLC
10,275	11/01/18	1.984%	3 month LIBOR(2)	(677,413)	—	(677,413)	Barclays Bank PLC
30,925	11/02/18	1.880%	3 month LIBOR(2)	(1,832,860)	—	(1,832,860)	Barclays Bank PLC
19,335	11/22/18	1.766%	3 month LIBOR(1)	985,883	—	985,883	Morgan Stanley Capital Services
41,000	11/23/18	1.760%	3 month LIBOR(1)	2,070,534	—	2,070,534	Barclays Bank PLC
13,200	11/23/18	1.741%	3 month LIBOR(1)	650,628	—	650,628	Deutsche Bank AG
37,730	11/25/18	1.746%	3 month LIBOR(1)	1,870,185	—	1,870,185	Morgan Stanley Capital Services
27,765	11/29/18	1.758%	3 month LIBOR(1)	1,390,550	—	1,390,550	Citibank N.A.
19,970	11/30/18	1.830%	3 month LIBOR(1)	1,091,726	—	1,091,726	Barclays Bank PLC
25,755	12/05/18	1.813%	3 month LIBOR(2)	(1,373,246)	—	(1,373,246)	Barclays Bank PLC
2,270	12/19/18	1.668%	3 month LIBOR(1)	98,699	—	98,699	Barclays Bank PLC
8,710	12/22/18	1.693%	3 month LIBOR(1)	391,437	—	391,437	Barclays Bank PLC
132,800	12/31/18	2.807%	3 month LIBOR(1)	23,504,793	—	23,504,793	Barclays Bank PLC
49,000	12/31/18	2.808%	3 month LIBOR(1)	7,385,059	—	7,385,059	JPMorgan Chase Bank
45,000	12/31/18	3.376%	3 month LIBOR(1)	9,473,371	—	9,473,371	Citibank N.A.
31,200	12/31/18	2.259%	3 month LIBOR(1)	3,158,660	—	3,158,660	Citibank N.A.
12,780	12/31/18	3.275%	3 month LIBOR(1)	2,522,089	—	2,522,089	JPMorgan Chase Bank
11,890	12/31/18	2.463%	3 month LIBOR(2)	(1,686,476)	—	(1,686,476)	Citibank N.A.
3,300	12/31/18	1.797%	3 month LIBOR(2)	(199,175)	—	(199,175)	Morgan Stanley Capital Services
16,455	01/31/19	1.555%	3 month LIBOR(2)	(539,632)	—	(539,632)	Morgan Stanley Capital Services
10,360	02/03/19	1.448%	3 month LIBOR(2)	(266,907)	—	(266,907)	Bank of Nova Scotia
8,225	02/06/19	1.438%	3 month LIBOR(2)	(205,268)	—	(205,268)	Bank of Nova Scotia

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 8,800	02/07/19	1.438%	3 month LIBOR(2)	$(219,214)	$—	$ (219,214)	Barclays Bank PLC
5,200	02/21/19	1.643%	3 month LIBOR(2)	(193,381)	—	(193,381)	JPMorgan Chase Bank
2,735	02/21/19	1.573%	3 month LIBOR(2)	(89,543)	—	(89,543)	Citibank N.A.
2,710	02/23/19	1.633%	3 month LIBOR(2)	(98,656)	—	(98,656)	Barclays Bank PLC
4,000	02/28/19	1.578%	3 month LIBOR(2)	(130,310)	—	(130,310)	Barclays Bank PLC
6,750	03/02/19	1.543%	3 month LIBOR(2)	(204,984)	—	(204,984)	Barclays Bank PLC
1,800	03/05/19	1.643%	3 month LIBOR(2)	(65,903)	—	(65,903)	Bank of Nova Scotia
2,350	03/09/19	1.570%	3 month LIBOR(2)	(74,680)	—	(74,680)	Bank of Nova Scotia
2,800	03/13/19	1.616%	3 month LIBOR(2)	(96,785)	—	(96,785)	Barclays Bank PLC
6,200	03/22/19	1.980%	3 month LIBOR(1)	355,204	—	355,204	Bank of Nova Scotia
3,000	04/10/19	1.816%	3 month LIBOR(2)	(161,104)	—	(161,104)	Bank of Nova Scotia
2,900	04/13/19	1.638%	3 month LIBOR(1)	119,618	—	119,618	Bank of Nova Scotia
9,000	05/18/19	1.523%	3 month LIBOR(1)	282,209	—	282,209	Morgan Stanley Capital Services
3,750	05/21/19	1.475%	3 month LIBOR(1)	104,882	—	104,882	Bank of Nova Scotia
6,150	05/22/19	1.455%	3 month LIBOR(1)	163,230	—	163,230	Morgan Stanley Capital Services
12,550	05/23/19	1.450%	3 month LIBOR(1)	328,093	—	328,093	Bank of Nova Scotia
10,750	06/07/19	1.393%	3 month LIBOR(1)	230,590	—	230,590	Bank of Nova Scotia
7,750	06/07/19	1.330%	3 month LIBOR(1)	133,140	—	133,140	Barclays Bank PLC
1,850	06/07/19	1.338%	3 month LIBOR(1)	32,730	—	32,730	Bank of Nova Scotia
13,910	07/23/19	1.220%	3 month LIBOR(2)	(83,253)	—	(83,253)	Bank of Nova Scotia
20,225	08/06/19	1.211%	3 month LIBOR(2)	(90,930)	—	(90,930)	Bank of Nova Scotia
5,000	08/08/19	1.271%	3 month LIBOR(2)	(42,557)	—	(42,557)	Credit Suisse International
4,300	09/07/19	1.203%	3 month LIBOR(1)	9,046	—	9,046	Bank of Nova Scotia
2,240	09/27/19	1.220%	3 month LIBOR(1)	5,330	—	5,330	Bank of Nova Scotia
2,805	10/02/19	1.189%	3 month LIBOR(2)	211	—	211	Bank of Nova Scotia
2,710	10/02/19	1.188%	3 month LIBOR(2)	436	—	436	Bank of Nova Scotia
1,660	11/15/19	4.546%	3 month LIBOR(2)	(798,024)	—	(798,024)	Deutsche Bank AG
2,500	03/15/20	3.769%	3 month LIBOR(1)	453,278	—	453,278	Citibank N.A.
1,548	05/15/21	4.419%	3 month LIBOR(2)	(764,923)	—	(764,923)	Deutsche Bank AG
1,543	05/15/21	4.446%	3 month LIBOR(2)	(770,117)	—	(770,117)	Deutsche Bank AG
2,700	06/08/21	4.640%	3 month LIBOR(1)	299,104	—	299,104	Morgan Stanley Capital Services
1,370	08/09/21	2.625%	3 month LIBOR(2)	(131,703)	—	(131,703)	Citibank N.A.
3,250	08/15/21	2.380%	3 month LIBOR(2)	(242,540)	—	(242,540)	Barclays Bank PLC
1,920	08/19/21	2.350%	3 month LIBOR(2)	(137,850)	—	(137,850)	Barclays Bank PLC
1,140	08/24/21	2.250%	3 month LIBOR(1)	71,623	—	71,623	Citibank N.A.
7,050	08/25/21	2.222%	3 month LIBOR(2)	(425,580)	—	(425,580)	Bank of America N.A.
8,400	09/06/21	2.226%	3 month LIBOR(1)	503,167	—	503,167	UBS AG
3,305	09/06/21	2.431%	3 month LIBOR(1)	256,303	—	256,303	Morgan Stanley Capital Services
2,750	09/06/21	2.223%	3 month LIBOR(1)	163,948	—	163,948	UBS AG
1,915	09/06/21	2.248%	3 month LIBOR(1)	118,280	—	118,280	Barclays Bank PLC
3,050	09/09/21	2.205%	3 month LIBOR(2)	(176,691)	—	(176,691)	Barclays Bank PLC
1,940	09/13/21	2.171%	3 month LIBOR(2)	(106,261)	—	(106,261)	Bank of America N.A.
8,030	09/14/21	2.160%	3 month LIBOR(1)	431,648	—	431,648	Barclays Bank PLC
1,310	09/16/21	2.213%	3 month LIBOR(1)	76,183	—	76,183	Barclays Bank PLC
545	09/19/21	2.259%	3 month LIBOR(2)	(33,752)	—	(33,752)	Barclays Bank PLC
3,185	09/21/21	2.170%	3 month LIBOR(2)	(172,599)	—	(172,599)	Barclays Bank PLC
2,580	09/22/21	2.158%	3 month LIBOR(1)	136,959	—	136,959	Barclays Bank PLC
1,940	09/23/21	2.099%	3 month LIBOR(2)	(93,023)	—	(93,023)	Citibank N.A.
2,640	09/27/21	1.933%	3 month LIBOR(1)	88,219	—	88,219	Citibank N.A.
3,365	10/03/21	2.188%	3 month LIBOR(1)	217,460	—	217,460	Barclays Bank PLC
2,215	10/03/21	2.160%	3 month LIBOR(1)	137,610	—	137,610	Morgan Stanley Capital Services
1,490	10/04/21	2.108%	3 month LIBOR(1)	85,419	—	85,419	Citibank N.A.
3,780	10/06/21	2.038%	3 month LIBOR(2)	(192,005)	—	(192,005)	Citibank N.A.
1,575	10/06/21	2.060%	3 month LIBOR(2)	(83,220)	—	(83,220)	UBS AG
1,430	10/06/21	1.965%	3 month LIBOR(1)	63,224	—	63,224	JPMorgan Chase Bank
3,900	10/11/21	2.265%	3 month LIBOR(2)	(277,256)	—	(277,256)	Citibank N.A.
3,900	10/11/21	2.285%	3 month LIBOR(2)	(284,337)	—	(284,337)	Barclays Bank PLC
1,690	10/11/21	2.118%	3 month LIBOR(1)	97,516	—	97,516	Citibank N.A.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 6,395	10/14/21	2.405%	3 month LIBOR(1)	$534,495	$—	$534,495	UBS AG
2,200	10/19/21	2.358%	3 month LIBOR(2)	(173,516)	—	(173,516)	Barclays Bank PLC
540	11/01/21	2.483%	3 month LIBOR(2)	(48,158)	—	(48,158)	Barclays Bank PLC
15,000	11/23/21	2.150%	3 month LIBOR(2)	(861,479)	—	(861,479)	Barclays Bank PLC
860	11/29/21	2.129%	3 month LIBOR(1)	47,437	—	47,437	JPMorgan Chase Bank
555	11/30/21	2.229%	3 month LIBOR(1)	35,611	—	35,611	JPMorgan Chase Bank
690	12/05/21	2.251%	3 month LIBOR(2)	(45,417)	—	(45,417)	Barclays Bank PLC
4,010	12/06/21	2.238%	3 month LIBOR(2)	(258,786)	—	(258,786)	Barclays Bank PLC
3,350	12/14/21	2.150%	3 month LIBOR(2)	(187,843)	—	(187,843)	Barclays Bank PLC
1,850	12/23/21	2.090%	3 month LIBOR(2)	(92,722)	—	(92,722)	Barclays Bank PLC
3,400	12/28/21	2.118%	3 month LIBOR(2)	(177,748)	—	(177,748)	Barclays Bank PLC
3,850	01/13/22	2.050%	3 month LIBOR(2)	(168,498)	—	(168,498)	Bank of Nova Scotia
3,180	01/13/22	1.660%	3 month LIBOR(2)	(22,881)	—	(22,881)	Citibank N.A.
5,300	01/19/22	2.015%	3 month LIBOR(2)	(212,772)	—	(212,772)	Bank of Nova Scotia
3,830	01/20/22	1.999%	3 month LIBOR(2)	(147,740)	—	(147,740)	Bank of Nova Scotia
3,715	01/24/22	2.148%	3 month LIBOR(1)	192,276	—	192,276	Bank of Nova Scotia
2,950	01/24/22	2.113%	3 month LIBOR(2)	(143,351)	—	(143,351)	Bank of Nova Scotia
2,250	01/24/22	2.118%	3 month LIBOR(2)	(110,352)	—	(110,352)	Bank of Nova Scotia
3,830	01/25/22	2.171%	3 month LIBOR(1)	206,089	—	206,089	Bank of Nova Scotia
3,540	02/02/22	1.914%	3 month LIBOR(2)	(105,839)	—	(105,839)	Citibank N.A.
3,370	02/13/22	2.120%	3 month LIBOR(1)	160,771	—	160,771	Bank of Nova Scotia
2,625	02/17/22	2.018%	3 month LIBOR(2)	(100,259)	—	(100,259)	Bank of Nova Scotia
1,950	02/21/22	2.105%	3 month LIBOR(2)	(89,313)	—	(89,313)	JPMorgan Chase Bank
1,300	02/21/22	2.100%	3 month LIBOR(2)	(58,955)	—	(58,955)	JPMorgan Chase Bank
1,980	02/23/22	2.117%	3 month LIBOR(2)	(92,536)	—	(92,536)	JPMorgan Chase Bank
2,300	03/21/22	2.325%	3 month LIBOR(1)	146,732	—	146,732	Barclays Bank PLC
4,600	03/23/22	2.368%	3 month LIBOR(1)	310,390	—	310,390	Citibank N.A.
2,450	05/15/22	1.988%	3 month LIBOR(2)	(93,065)	—	(93,065)	JPMorgan Chase Bank
3,140	06/11/22	1.843%	3 month LIBOR(2)	(70,116)	—	(70,116)	Bank of Nova Scotia
2,000	06/20/22	1.716%	3 month LIBOR(2)	(19,780)	—	(19,780)	Bank of Nova Scotia
5,000	08/06/22	1.635%	3 month LIBOR(2)	12,798	—	12,798	Bank of Nova Scotia
3,700	08/10/22	1.758%	3 month LIBOR(2)	(32,634)	—	(32,634)	Bank of Nova Scotia
1,650	08/29/22	1.777%	3 month LIBOR(2)	(15,512)	—	(15,512)	Citibank N.A.
6,300	09/11/22	1.833%	3 month LIBOR(2)	(86,231)	—	(86,231)	Bank of Nova Scotia
4,500	08/22/26	2.720%	3 month LIBOR(2)	(340,660)	—	(340,660)	JPMorgan Chase Bank
1,610	02/14/27	2.503%	3 month LIBOR(1)	72,893	—	72,893	Barclays Bank PLC
8,645	08/15/28	2.370%	3 month LIBOR(2)	(85,641)	—	(85,641)	Citibank N.A.
1,410	08/24/41	3.065%	3 month LIBOR(2)	(145,827)	—	(145,827)	Citibank N.A.
1,410	08/24/41	3.074%	3 month LIBOR(2)	(148,445)	—	(148,445)	Citibank N.A.
1,450	09/06/41	3.028%	3 month LIBOR(2)	(137,262)	—	(137,262)	UBS AG
1,450	09/06/41	3.110%	3 month LIBOR(2)	(162,612)	—	(162,612)	UBS AG
1,425	09/08/41	2.954%	3 month LIBOR(1)	112,488	—	112,488	Barclays Bank PLC
915	09/09/41	3.019%	3 month LIBOR(1)	84,859	—	84,859	Barclays Bank PLC
1,670	10/11/41	2.719%	3 month LIBOR(2)	(66,008)	—	(66,008)	JPMorgan Chase Bank
1,700	10/17/41	2.905%	3 month LIBOR(1)	134,866	—	134,866	Barclays Bank PLC
1,750	12/12/41	2.685%	3 month LIBOR(1)	49,153	—	49,153	Citibank N.A.
1,665	12/20/41	2.614%	3 month LIBOR(2)	(20,510)	—	(20,510)	Citibank N.A.
1,350	12/20/41	2.615%	3 month LIBOR(1)	16,993	—	16,993	Barclays Bank PLC
1,050	01/10/42	2.718%	3 month LIBOR(1)	33,712	—	33,712	Barclays Bank PLC
1,105	01/11/42	2.710%	3 month LIBOR(1)	33,623	—	33,623	Citibank N.A.
2,155	01/12/42	2.773%	3 month LIBOR(2)	(94,376)	—	(94,376)	Citibank N.A.
1,470	02/09/42	2.840%	3 month LIBOR(1)	82,735	—	82,735	Barclays Bank PLC

				$56,738,696	$—	$56,738,696

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) Portfolio pays the fixed rate and receives the floating rate.

(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

#    Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2018 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	Other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$42,957,845	$—
Commercial Mortgage-Backed Securities	—	22,267,870	—
Corporate Bonds	—	44,513,581	—
Municipal Bond	—	276,438	—
Non-Corporate Foreign Agencies	—	7,498,857	—
Sovereigns	—	5,754,776	—
U.S. Government Agency Obligations	—	143,717,071	—
U.S. Government Mortgage-Backed Securities	—	94,783,205	—
U.S. Treasury Obligations	—	95,213,243	—
Affiliated Money Market Mutual Fund	42,862,648	—	—
Other Financial Instruments*
Futures Contracts	50,681	—	—
Interest Rate Swaps	—	56,738,696	—

Total	$42,913,329	$513,721,582	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2019

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 77.8%

ASSET-BACKED SECURITIES — 6.6%
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%		04/15/16	$220	$221,083
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	Aaa	0.510%		12/22/14	500	500,141
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.471%	(c)	11/15/15	600	600,753
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.371%	(c)	03/15/18	600	600,017
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	300	301,729
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%		09/15/16	300	302,224
Chase Issuance Trust, Series 2005-A11, Class A	Aaa	0.291%	(c)	12/15/14	1,000	1,000,033
Citibank Credit Card Issuance Trust, Series 2006-A7, Class A7	Aaa	0.449%	(c)	12/15/18	1,000	991,586
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.421%	(c)	01/15/18	800	802,302
Ford Credit Auto Owner Trust, Series 2012-C, Class A2	Aaa	0.470%		04/15/15	1,100	1,101,288
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	800	799,940
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	200	200,460
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	200	200,409
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.281%	(c)	11/15/15	1,000	1,000,218
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	195	196,083
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%		01/15/15	400	400,786

TOTAL ASSET-BACKED SECURITIES (cost $8,793,343)						9,219,052

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A2	Aaa	5.309%		10/10/45	196	199,528
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A3	Aaa	5.887%	(c)	09/11/38	288	292,723
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%		06/11/50	300	320,307
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%		01/12/45	20	19,825
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class A2	AAA(d)	5.588%		09/11/42	79	78,823
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	80	85,652
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A2	Aaa	5.268%		02/15/40	57	57,288
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2	AA+(d)	3.531%		06/25/20	145	161,917
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	237	236,672
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	344	354,642
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%		04/10/38	200	227,166

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	$300	$347,444
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A2	Aaa	5.778%		08/10/45	188	190,327
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa	5.491	%(c)	12/12/44	225	224,996
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988	%(c)	06/15/49	352	363,122
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A2	Aaa	5.827%		02/15/51	132	135,390
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A2	Aaa	5.532%		03/15/32	4	4,156
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%		09/15/39	13	12,538
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%		08/12/43	300	345,856
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.603	%(c)	02/12/39	150	170,367
Morgan Stanley Capital I, Series 2007-HQ11, Class A2	Aaa	5.359%		02/12/44	207	207,712
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	620	653,766
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A2	Aaa	5.684%		05/15/43	2	1,667
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275%		11/15/48	18	18,405
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	130	150,333
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	6.077	%(c)	02/15/51	27	27,249
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	6.122	%(c)	02/15/51	380	447,933

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,881,441)						5,335,804

CORPORATE BONDS — 6.9%

Banking — 3.4%
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	4.500%		04/01/15	205	219,595
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22	175	205,548
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750%		05/22/19	165	201,563
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		01/14/22	200	219,596
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%		05/22/19	150	198,376
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%		03/15/20	35	39,059
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%		01/24/22	300	345,563
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%		08/17/15	1,540	1,547,229
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%		09/23/22	175	177,431
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	6.300%		04/23/19	175	215,131
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	6.000%		04/28/15	245	265,519
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%		07/28/21	100	109,439
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes, 144A	Aa2	4.200%		05/13/14	275	289,254

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Royal Bank of Canada (Canada), Covered Notes	Aaa	1.200%	09/19/17	$585	$588,686
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A3	6.125%	01/11/21	60	71,666

					4,693,655

Capital Goods — 0.2%
United Technologies Corp., Sr. Unsec’d. Notes	A2	3.100%	06/01/22	215	229,109
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	60	67,616

					296,725

Chemicals
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	45	45,315

Electric — 0.1%
Carolina Power & Light Co., First Mtge. Bonds	A1	5.300%	01/15/19	100	120,789

Energy - Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	60	63,491
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	45	52,238

					115,729

Energy - Other — 0.1%
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	3.250%	05/15/22	100	104,045
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A1	4.100%	02/01/21	60	69,188
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	30	32,797

					206,030

Foods — 0.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	175	236,753
Bottling Group LLC, Gtd. Notes	Aa3	5.125%	01/15/19	90	106,953
Coca-Cola Refreshments USA, Inc., Sr. Unsec’d. Notes(h)	AA-(d)	4.250%	03/01/15	300	325,734
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.750%	02/19/14	200	216,705

					886,145

Healthcare & Pharmaceutical — 0.4%
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	2.850%	05/08/22	75	77,896
Novartis Securities Investment Ltd. (Bermuda), Gtd. Notes	Aa2	5.125%	02/10/19	165	198,267
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	180	225,988
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22	65	65,833

					567,984

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/18	190	236,865

Insurance — 0.2%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	60	69,596

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Insurance (cont’d.)
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	$190	$247,518

					317,114

Media & Entertainment — 0.2%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	2.875%	01/15/23	175	174,680
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	55	62,366
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	4.500%	03/01/21	95	107,887

					344,933

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%	09/07/22	200	200,897
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(h)	A1	6.000%	08/07/19	150	182,444

					383,341

Pipelines & Other — 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	125	166,889

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	235	300,319
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(h)	Aa2	4.125%	02/01/19	305	347,872

					648,191

Technology — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	180	212,305

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes(h)	A2	3.875%	08/15/21	110	124,511

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%	11/10/18	200	286,460

TOTAL CORPORATE BONDS (cost $8,835,078)					9,652,981

MUNICIPAL BOND — 0.1%
State of California GO, Taxable Var. Purp. 3 (cost $125,772)	A1	5.450%	04/01/15	125	138,219

NON-CORPORATE FOREIGN AGENCIES — 0.7%
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%	08/25/21	805	834,060
Statoilhydro ASA (Norway), Gtd. Notes	Aa2	5.250%	04/15/19	100	121,470

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $902,676)					955,530

SOVEREIGNS — 1.0%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%	02/14/17	140	141,623
Province of Alberta Canada (Canada), Notes, 144A	Aaa	1.000%	06/21/17	1,185	1,199,812

TOTAL SOVEREIGNS (cost $1,324,047)					1,341,435

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value (Note 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.2%
Federal Home Loan Mortgage Corp.	1.250%		08/01/19	$6,270	$6,284,998
Federal Home Loan Mortgage Corp.	1.250%		10/02/19	2,515	2,509,794
Federal Home Loan Mortgage Corp.(k)	2.375%		01/13/22	14,190	14,885,878
Financing Corp. FICO Strips Principal, Series D-P	1.670%	(s)	09/26/19	2,900	2,582,766
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	1.760%	(s)	03/15/20	1,000	882,662
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	2.350%	(s)	03/15/22	95	77,521
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes	5.500%		04/26/24	450	597,256
Residual Funding Corp. Strips Principal	1.670%	(s)	07/15/20	3,845	3,396,331
Tennessee Valley Authority, Unsec’d. Notes	1.875%		08/15/22	2,620	2,605,446

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $32,866,334)					33,822,652

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 19.5%
Federal Home Loan Mortgage Corp.	3.500%		06/01/42	2,471	2,655,071
Federal National Mortgage Association(h)	0.500%		07/02/15	3,245	3,254,712
Federal National Mortgage Association	3.000%		TBA	13,500	14,215,078
Federal National Mortgage Association	3.500%		TBA	1,500	1,608,750
Government National Mortgage Association	3.500%		TBA	5,000	5,468,750

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $26,974,437)					27,202,361

U.S. TREASURY OBLIGATIONS — 15.0%
U.S. Treasury Bonds	3.000%		05/15/42	640	663,599
U.S. Treasury Bonds	6.125%		11/15/27	485	729,925
U.S. Treasury Bonds(h)	7.250%		05/15/16	1,300	1,619,617
U.S. Treasury Notes	0.250%		09/15/15	2,115	2,111,364
U.S. Treasury Notes(h)	0.750%		08/15/13	10,460	10,511,484
U.S. Treasury Notes	1.000%		09/30/19	25	24,906
U.S. Treasury Notes	1.625%		08/15/22	106	105,385
U.S. Treasury Notes	1.750%		03/31/14	3,260	3,334,113
U.S. Treasury Notes(h)	2.375%		02/28/15	100	105,031
U.S. Treasury Notes(h)	3.125%		01/31/17	1,520	1,689,574
U.S. Treasury Strips Coupon	2.210%	(n)	02/15/25	150	114,105

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,053,938)					21,009,103

TOTAL LONG-TERM INVESTMENTS (cost $105,757,066)					108,677,137

	Shares
SHORT-TERM INVESTMENT — 33.0%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $46,159,322)(w)	46,159,322	46,159,322

TOTAL INVESTMENTS — 110.8% (cost $151,916,388)		154,836,459
Liabilities in excess of other assets(x) — (10.8)%		(15,105,857)

NET ASSETS — 100.0%		$139,730,602

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corp.
FICO	Financing Corp.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s Rating.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
17	10 Year U.S. Treasury Notes	Dec. 2012	$2,268,070	$2,269,234	$1,164
32	U.S. Long Bond	Dec. 2012	4,709,372	4,780,000	70,628

					71,792

Short Positions:
29	2 Year U.S. Treasury Notes	Dec. 2012	6,392,622	6,395,406	(2,784)
15	5 Year U.S. Treasury Notes	Dec. 2012	1,869,576	1,869,492	84
22	90 Day Euro Dollar	Dec. 2012	5,482,060	5,482,400	(340)
12	U.S. Ultra Bond	Dec. 2012	1,968,778	1,982,625	(13,847)

					(16,887)

					$54,905

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$ 400	09/12/14	0.656%	3 month LIBOR(2)	$(2,321)	$—	$(2,321)	Barclays Bank PLC
600	09/19/14	0.669%	3 month LIBOR(2)	(3,680)	—	(3,680)	JPMorgan Chase Bank
500	10/28/14	0.816%	3 month LIBOR(2)	(5,957)	—	(5,957)	Barclays Bank PLC
405	10/28/14	0.809%	3 month LIBOR(2)	(4,755)	—	(4,755)	Barclays Bank PLC
2,000	08/08/15	0.528%	3 month LIBOR(2)	(5,603)	—	(5,603)	Credit Suisse International
1,550	08/20/15	0.615%	3 month LIBOR(2)	(8,258)	—	(8,258)	Bank of Nova Scotia
460	08/04/16	1.528%	3 month LIBOR(2)	(17,829)	—	(17,829)	Citibank N.A.
400	08/22/16	1.168%	3 month LIBOR(2)	(9,618)	—	(9,618)	Morgan Stanley Capital Services
3,765	08/31/16	0.934%	3 month LIBOR(1)	55,171	—	55,171	Credit Suisse International
3,750	08/31/16	0.928%	3 month LIBOR(1)	54,046	—	54,046	Citibank N.A.
3,750	08/31/16	0.977%	3 month LIBOR(2)	(61,312)	—	(61,312)	Citibank N.A.
1,170	08/31/16	0.975%	3 month LIBOR(2)	(19,043)	—	(19,043)	JPMorgan Chase Bank
1,170	08/31/16	0.978%	3 month LIBOR(2)	(19,206)	—	(19,206)	JPMorgan Chase Bank
2,500	09/12/16	1.168%	3 month LIBOR(2)	(59,211)	—	(59,211)	Morgan Stanley Capital Services
805	09/28/16	1.238%	3 month LIBOR(2)	(21,152)	—	(21,152)	Barclays Bank PLC
555	09/28/16	1.183%	3 month LIBOR(2)	(13,358)	—	(13,358)	Barclays Bank PLC
4,960	11/30/16	0.913%	3 month LIBOR(2)	(62,410)	—	(62,410)	JPMorgan Chase Bank
4,080	11/30/16	0.945%	3 month LIBOR(2)	(56,787)	—	(56,787)	Citibank N.A.
370	12/29/16	1.351%	3 month LIBOR(1)	12,222	—	12,222	Barclays Bank PLC

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 250	12/30/16	1.328%	3 month LIBOR(1)	$7,993	$ —	$7,993	Citibank N.A.
2,750	01/03/17	1.273%	3 month LIBOR(1)	80,595	—	80,595	Citibank N.A.
390	01/03/17	1.311%	3 month LIBOR(2)	(12,104)	—	(12,104)	Citibank N.A.
425	01/12/17	1.201%	3 month LIBOR(2)	(10,986)	—	(10,986)	JPMorgan Chase Bank
605	01/26/17	1.215%	3 month LIBOR(1)	15,749	—	15,749	Bank of Nova Scotia
425	01/26/17	1.227%	3 month LIBOR(1)	11,300	—	11,300	JPMorgan Chase Bank
1,300	01/27/17	1.138%	3 month LIBOR(2)	(29,298)	—	(29,298)	Bank of Nova Scotia
2,265	01/31/17	1.055%	3 month LIBOR(1)	42,401	—	42,401	Bank of Nova Scotia
1,300	02/02/17	1.020%	3 month LIBOR(1)	22,205	—	22,205	Bank of Nova Scotia
560	02/07/17	0.965%	3 month LIBOR(1)	8,114	—	8,114	Barclays Bank PLC
625	02/13/17	1.128%	3 month LIBOR(2)	(13,487)	—	(13,487)	Bank of Nova Scotia
3,375	02/28/17	0.680%	3 month LIBOR(1)	1,233	—	1,233	Citibank N.A.
850	03/30/17	1.233%	3 month LIBOR(2)	(20,426)	—	(20,426)	Bank of Nova Scotia
2,500	06/29/17	0.980%	3 month LIBOR(2)	(34,223)	—	(34,223)	Bank of Nova Scotia
1,195	07/16/17	0.847%	3 month LIBOR(2)	(7,659)	—	(7,659)	Bank of Nova Scotia
1,300	08/01/17	0.844%	3 month LIBOR(2)	(7,319)	—	(7,319)	Bank of Nova Scotia
2,350	08/28/17	0.873%	3 month LIBOR(1)	14,337	—	14,337	Bank of Nova Scotia
3,200	09/10/17	0.845%	3 month LIBOR(2)	(13,766)	—	(13,766)	Morgan Stanley Capital Services
3,000	09/18/17	0.840%	3 month LIBOR(2)	(11,659)	—	(11,659)	Barclays Bank PLC
5,000	09/25/17	0.820%	3 month LIBOR(2)	(13,331)	—	(13,331)	Bank of Nova Scotia
1,980	09/28/17	0.795%	3 month LIBOR(1)	2,731	—	2,731	Credit Suisse International
1,120	05/15/18	2.318%	3 month LIBOR(1)	96,700	—	96,700	JPMorgan Chase Bank
580	07/27/18	2.473%	3 month LIBOR(2)	(52,688)	—	(52,688)	Bank of America N.A.
430	08/02/18	2.400%	3 month LIBOR(2)	(37,063)	—	(37,063)	Barclays Bank PLC
70	08/09/18	2.136%	3 month LIBOR(1)	4,922	—	4,922	Bank of America N.A.
1,500	08/22/18	1.665%	3 month LIBOR(2)	(62,883)	—	(62,883)	JPMorgan Chase Bank
500	08/30/18	1.850%	3 month LIBOR(1)	26,281	—	26,281	Morgan Stanley Capital Services
500	08/31/18	1.893%	3 month LIBOR(2)	(27,592)	—	(27,592)	Barclays Bank PLC
600	09/01/18	1.820%	3 month LIBOR(2)	(30,362)	—	(30,362)	Citibank N.A.
590	09/06/18	1.820%	3 month LIBOR(2)	(29,711)	—	(29,711)	Barclays Bank PLC
490	09/08/18	1.688%	3 month LIBOR(2)	(20,814)	—	(20,814)	Barclays Bank PLC
190	09/27/18	1.525%	3 month LIBOR(1)	6,104	—	6,104	Morgan Stanley Capital Services
2,935	09/29/18	1.735%	3 month LIBOR(2)	(126,888)	—	(126,888)	Barclays Bank PLC
845	10/03/18	1.745%	3 month LIBOR(1)	44,214	—	44,214	UBS AG
490	10/11/18	1.770%	3 month LIBOR(1)	26,211	—	26,211	JPMorgan Chase Bank
655	10/21/18	1.908%	3 month LIBOR(2)	(40,429)	—	(40,429)	Barclays Bank PLC
740	10/27/18	1.960%	3 month LIBOR(2)	(47,889)	—	(47,889)	Barclays Bank PLC
605	11/01/18	1.984%	3 month LIBOR(2)	(39,887)	—	(39,887)	Barclays Bank PLC
320	11/02/18	1.880%	3 month LIBOR(2)	(18,966)	—	(18,966)	Barclays Bank PLC
350	11/04/18	1.766%	3 month LIBOR(2)	(18,170)	—	(18,170)	Barclays Bank PLC
460	11/08/18	1.738%	3 month LIBOR(2)	(22,944)	—	(22,944)	Citibank N.A.
190	11/22/18	1.766%	3 month LIBOR(1)	9,688	—	9,688	Morgan Stanley Capital Services
735	11/25/18	1.746%	3 month LIBOR(1)	36,432	—	36,432	Morgan Stanley Capital Services
295	11/30/18	1.830%	3 month LIBOR(1)	16,127	—	16,127	Barclays Bank PLC
560	12/05/18	1.813%	3 month LIBOR(2)	(29,859)	—	(29,859)	Barclays Bank PLC
570	12/12/18	1.750%	3 month LIBOR(2)	(27,939)	—	(27,939)	Barclays Bank PLC
600	12/14/18	1.709%	3 month LIBOR(2)	(27,791)	—	(27,791)	Barclays Bank PLC
1,070	01/12/19	1.699%	3 month LIBOR(2)	(46,003)	—	(46,003)	Citibank N.A.
530	01/17/19	1.603%	3 month LIBOR(2)	(19,406)	—	(19,406)	Barclays Bank PLC
355	01/31/19	1.555%	3 month LIBOR(2)	(11,642)	—	(11,642)	Morgan Stanley Capital Services
1,545	02/16/19	1.580%	3 month LIBOR(1)	51,672	—	51,672	Citibank N.A.
280	02/21/19	1.573%	3 month LIBOR(2)	(9,167)	—	(9,167)	Citibank N.A.
820	02/23/19	1.631%	3 month LIBOR(1)	29,786	—	29,786	Citibank N.A.
400	03/05/19	1.643%	3 month LIBOR(2)	(14,645)	—	(14,645)	Bank of Nova Scotia
2,700	03/19/19	1.880%	3 month LIBOR(1)	137,837	—	137,837	Bank of Nova Scotia
2,250	03/22/19	1.980%	3 month LIBOR(1)	128,905	—	128,905	Bank of Nova Scotia
2,250	04/11/19	1.790%	3 month LIBOR(1)	116,692	—	116,692	Barclays Bank PLC
450	04/13/19	1.638%	3 month LIBOR(1)	18,561	—	18,561	Bank of Nova Scotia
2,300	04/19/19	1.610%	3 month LIBOR(1)	89,826	—	89,826	Barclays Bank PLC

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 2,310	05/14/19	1.538%	3 month LIBOR(1)	$75,383	$—	$75,383	Bank of Nova Scotia
12,000	05/17/19	1.505%	3 month LIBOR(1)	362,895	—	362,895	Bank of Nova Scotia
3,100	05/18/19	1.523%	3 month LIBOR(1)	97,205	—	97,205	Morgan Stanley Capital Services
1,900	05/21/19	1.475%	3 month LIBOR(1)	53,140	—	53,140	Bank of Nova Scotia
2,300	05/22/19	1.455%	3 month LIBOR(1)	61,054	—	61,054	Morgan Stanley Capital Services
2,450	05/23/19	1.450%	3 month LIBOR(1)	64,050	—	64,050	Bank of Nova Scotia
9,400	06/07/19	1.330%	3 month LIBOR(1)	161,486	—	161,486	Barclays Bank PLC
1,500	06/07/19	1.393%	3 month LIBOR(1)	32,175	—	32,175	Bank of Nova Scotia
3,075	07/23/19	1.220%	3 month LIBOR(2)	(18,404)	—	(18,404)	Bank of Nova Scotia
600	07/31/19	1.176%	3 month LIBOR(2)	(1,505)	—	(1,505)	Bank of Nova Scotia
590	08/06/19	1.211%	3 month LIBOR(2)	(2,664)	—	(2,664)	Bank of Nova Scotia
850	09/04/19	1.263%	3 month LIBOR(1)	5,445	—	5,445	Barclays Bank PLC
2,200	09/07/19	1.203%	3 month LIBOR(1)	4,628	—	4,628	Bank of Nova Scotia
2,720	09/24/19	1.238%	3 month LIBOR(1)	10,067	—	10,067	Barclays Bank PLC
5,120	09/27/19	1.220%	3 month LIBOR(1)	12,183	—	12,183	Bank of Nova Scotia
755	10/02/19	1.189%	3 month LIBOR(2)	57	—	57	Bank of Nova Scotia
590	10/02/19	1.188%	3 month LIBOR(2)	95	—	95	Bank of Nova Scotia
957	11/15/19	4.546%	3 month LIBOR(2)	(459,878)	—	(459,878)	Deutsche Bank AG
79,000	12/31/19	1.891%	3 month LIBOR(1)	4,874,325	—	4,874,325	Bank of America N.A.
13,905	12/31/19	3.018%	3 month LIBOR(2)	(2,438,268)	—	(2,438,268)	UBS AG
10,965	12/31/19	3.538%	3 month LIBOR(1)	2,704,706	—	2,704,706	JPMorgan Chase Bank
10,600	12/31/19	4.137%	3 month LIBOR(1)	4,415,522	—	4,415,522	JPMorgan Chase Bank
6,055	12/31/19	2.619%	3 month LIBOR(2)	(952,381)	—	(952,381)	Citibank N.A.
5,220	12/31/19	4.256%	3 month LIBOR(1)	2,289,970	—	2,289,970	JPMorgan Chase Bank
3,700	12/31/19	4.886%	3 month LIBOR(1)	2,037,038	—	2,037,038	JPMorgan Chase Bank
3,200	12/31/19	3.193%	3 month LIBOR(2)	(854,541)	—	(854,541)	Morgan Stanley Capital Services
1,500	12/31/19	3.102%	3 month LIBOR(2)	(382,310)	—	(382,310)	Morgan Stanley Capital Services
1,500	12/31/19	3.110%	3 month LIBOR(2)	(383,547)	—	(383,547)	Morgan Stanley Capital Services
1,400	12/31/19	3.628%	3 month LIBOR(2)	(435,805)	—	(435,805)	Morgan Stanley Capital Services
1,000	12/31/19	3.496%	3 month LIBOR(2)	(307,273)	—	(307,273)	Morgan Stanley Capital Services
1,000	12/31/19	3.555%	3 month LIBOR(2)	(315,490)	—	(315,490)	Morgan Stanley Capital Services
1,000	12/31/19	3.892%	3 month LIBOR(2)	(349,856)	—	(349,856)	Morgan Stanley Capital Services
1,000	12/31/19	4.005%	3 month LIBOR(2)	(365,390)	—	(365,390)	Morgan Stanley Capital Services
1,000	12/31/19	4.191%	3 month LIBOR(2)	(402,264)	—	(402,264)	Morgan Stanley Capital Services
934	12/31/19	4.690%	3 month LIBOR(1)	480,841	—	480,841	JPMorgan Chase Bank
700	12/31/19	3.355%	3 month LIBOR(2)	(200,901)	—	(200,901)	Morgan Stanley Capital Services
670	12/31/19	2.005%	3 month LIBOR(2)	(46,838)	—	(46,838)	Bank of America N.A.
535	12/31/19	3.836%	3 month LIBOR(2)	(181,183)	—	(181,183)	Morgan Stanley Capital Services
400	12/31/19	3.780%	3 month LIBOR(2)	(132,361)	—	(132,361)	Morgan Stanley Capital Services
300	12/31/19	3.585%	3 month LIBOR(2)	(91,070)	—	(91,070)	Morgan Stanley Capital Services
957	05/15/20	4.246%	3 month LIBOR(2)	(424,420)	—	(424,420)	Deutsche Bank AG
3,685	09/10/20	2.620%	3 month LIBOR(2)	(357,013)	—	(357,013)	Barclays Bank PLC
1,145	09/17/20	2.708%	3 month LIBOR(2)	(118,280)	—	(118,280)	Morgan Stanley Capital Services
460	10/01/20	2.523%	3 month LIBOR(2)	(45,795)	—	(45,795)	UBS AG
3,150	11/12/20	2.888%	3 month LIBOR(2)	(398,509)	—	(398,509)	Citibank N.A.
892	05/15/21	4.419%	3 month LIBOR(2)	(440,803)	—	(440,803)	Deutsche Bank AG
889	05/15/21	4.446%	3 month LIBOR(2)	(443,797)	—	(443,797	Deutsche Bank AG
540	06/08/21	4.640%	3 month LIBOR(1)	59,821	—	59,821	Morgan Stanley Capital Services
890	08/03/21	2.925%	3 month LIBOR(2)	(108,888)	—	(108,888)	Barclays Bank PLC
1,860	08/04/21	2.803%	3 month LIBOR(2)	(207,880)	—	(207,880)	Barclays Bank PLC
240	08/09/21	2.625%	3 month LIBOR(2)	(23,072)	—	(23,072)	Citibank N.A.
450	08/11/21	2.570%	3 month LIBOR(1)	41,076	—	41,076	HSBC Bank USA N.A.
2,800	08/12/21	2.378%	3 month LIBOR(2)	(209,012)	—	(209,012)	Morgan Stanley Capital Services
7,375	08/15/21	2.395%	3 month LIBOR(1)	559,893	—	559,893	JPMorgan Chase Bank
370	08/15/21	2.380%	3 month LIBOR(2)	(27,612)	—	(27,612)	Barclays Bank PLC
425	08/18/21	2.408%	3 month LIBOR(2)	(32,648)	—	(32,648)	Citibank N.A.
220	08/19/21	2.350%	3 month LIBOR(2)	(15,795)	—	(15,795)	Barclays Bank PLC
850	08/24/21	2.253%	3 month LIBOR(1)	53,586	—	53,586	Bank of America N.A.
360	08/24/21	2.255%	3 month LIBOR(1)	22,773	—	22,773	Citibank N.A.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 805	08/25/21	2.222%	3 month LIBOR(2)	$(48,595)	$ —	$ (48,595)	Bank of America N.A.
710	09/02/21	2.378%	3 month LIBOR(2)	(51,982)	—	(51,982)	Barclays Bank PLC
310	09/06/21	2.223%	3 month LIBOR(1)	18,482	—	18,482	UBS AG
215	09/06/21	2.248%	3 month LIBOR(1)	13,280	—	13,280	Barclays Bank PLC
310	09/09/21	2.205%	3 month LIBOR(2)	(17,959)	—	(17,959)	Barclays Bank PLC
4,600	09/12/21	2.188%	3 month LIBOR(1)	258,520	—	258,520	Barclays Bank PLC
210	09/13/21	2.171%	3 month LIBOR(2)	(11,503)	—	(11,503)	Bank of America N.A.
280	09/21/21	2.170%	3 month LIBOR(2)	(15,173)	—	(15,173)	Barclays Bank PLC
70	09/22/21	2.158%	3 month LIBOR(1)	3,716	—	3,716	Barclays Bank PLC
210	09/23/21	2.099%	3 month LIBOR(2)	(10,070)	—	(10,070)	Citibank N.A.
105	09/27/21	1.933%	3 month LIBOR(1)	3,509	—	3,509	Citibank N.A.
785	10/03/21	2.188%	3 month LIBOR(1)	50,730	—	50,730	Barclays Bank PLC
215	10/03/21	2.160%	3 month LIBOR(1)	13,357	—	13,357	Morgan Stanley Capital Services
140	10/04/21	2.108%	3 month LIBOR(1)	8,026	—	8,026	Citibank N.A.
360	10/06/21	2.038%	3 month LIBOR(2)	(18,286)	—	(18,286)	Citibank N.A.
215	10/07/21	2.135%	3 month LIBOR(1)	12,807	—	12,807	Citibank N.A.
370	10/11/21	2.285%	3 month LIBOR(2)	(26,976)	—	(26,976)	Barclays Bank PLC
360	10/11/21	2.118%	3 month LIBOR(1)	20,773	—	20,773	Citibank N.A.
360	10/11/21	2.265%	3 month LIBOR(2)	(25,593)	—	(25,593)	Citibank N.A.
830	10/19/21	2.358%	3 month LIBOR(2)	(65,463)	—	(65,463)	Barclays Bank PLC
290	11/01/21	2.483%	3 month LIBOR(2)	(25,863)	—	(25,863)	Barclays Bank PLC
205	11/03/21	2.190%	3 month LIBOR(2)	(12,814)	—	(12,814)	Barclays Bank PLC
150	11/30/21	2.229%	3 month LIBOR(1)	9,624	—	9,624	JPMorgan Chase Bank
915	12/05/21	2.271%	3 month LIBOR(2)	(61,864)	—	(61,864)	Barclays Bank PLC
245	12/05/21	2.251%	3 month LIBOR(2)	(16,126)	—	(16,126)	Barclays Bank PLC
330	12/06/21	2.238%	3 month LIBOR(2)	(21,297)	—	(21,297)	Barclays Bank PLC
130	12/19/21	2.053%	3 month LIBOR(1)	6,103	—	6,103	Barclays Bank PLC
380	12/22/21	2.085%	3 month LIBOR(1)	18,909	—	18,909	Barclays Bank PLC
270	12/23/21	2.090%	3 month LIBOR(2)	(13,532)	—	(13,532)	Barclays Bank PLC
470	12/28/21	2.118%	3 month LIBOR(2)	(24,571)	—	(24,571)	Barclays Bank PLC
13,500	01/13/22	1.690%	3 month LIBOR(2)	(120,438)	—	(120,438)	Bank of Nova Scotia
690	01/13/22	1.660%	3 month LIBOR(2)	(4,965)	—	(4,965)	Citibank N.A.
325	01/13/22	2.050%	3 month LIBOR(2)	(14,224)	—	(14,224)	Bank of Nova Scotia
330	01/20/22	1.999%	3 month LIBOR(2)	(12,730)	—	(12,730)	Bank of Nova Scotia
320	01/24/22	2.148%	3 month LIBOR(1)	16,562	—	16,562	Bank of Nova Scotia
250	01/24/22	2.113%	3 month LIBOR(2)	(12,148)	—	(12,148)	Bank of Nova Scotia
190	01/24/22	2.118%	3 month LIBOR(2)	(9,319)	—	(9,319)	Bank of Nova Scotia
330	01/25/22	2.171%	3 month LIBOR(1)	17,757	—	17,757	Bank of Nova Scotia
325	02/02/22	1.914%	3 month LIBOR(2)	(9,717)	—	(9,717)	Citibank N.A.
335	02/13/22	2.120%	3 month LIBOR(1)	15,982	—	15,982	Bank of Nova Scotia
270	02/17/22	2.018%	3 month LIBOR(2)	(10,312)	—	(10,312)	Bank of Nova Scotia
200	02/21/22	2.105%	3 month LIBOR(2)	(9,160)	—	(9,160)	JPMorgan Chase Bank
135	02/21/22	2.100%	3 month LIBOR(2)	(6,122)	—	(6,122)	JPMorgan Chase Bank
205	02/23/22	2.117%	3 month LIBOR(2)	(9,581)	—	(9,581)	JPMorgan Chase Bank
1,365	03/02/22	2.010%	3 month LIBOR(1)	50,027	—	50,027	Barclays Bank PLC
1,050	03/09/22	2.045%	3 month LIBOR(1)	41,294	—	41,294	Bank of Nova Scotia
950	03/21/22	2.325%	3 month LIBOR(1)	60,607	—	60,607	Barclays Bank PLC
800	03/28/22	2.350%	3 month LIBOR(1)	52,459	—	52,459	Barclays Bank PLC
995	04/12/22	2.093%	3 month LIBOR(1)	50,265	—	50,265	Barclays Bank PLC
300	06/11/22	1.843%	3 month LIBOR(2)	(6,699)	—	(6,699)	Bank of Nova Scotia
1,100	06/20/22	1.716%	3 month LIBOR(2)	(10,879)	—	(10,879)	Bank of Nova Scotia
750	08/29/22	1.777%	3 month LIBOR(2)	(7,051)	—	(7,051)	Citibank N.A.
1,850	09/11/22	1.833%	3 month LIBOR(2)	(25,322)	—	(25,322)	Bank of Nova Scotia
2,600	09/12/22	1.790%	3 month LIBOR(1)	24,968	—	24,968	Bank of Nova Scotia
750	09/25/22	1.785%	3 month LIBOR(1)	6,160	—	6,160	Barclays Bank PLC
1,500	09/12/26	2.663%	3 month LIBOR(2)	(100,472)	—	(100,472)	Morgan Stanley Capital Services
1,135	09/30/26	2.628%	3 month LIBOR(1)	68,343	—	68,343	Citibank N.A.
455	02/14/27	2.503%	3 month LIBOR(1)	20,600	—	20,600	Barclays Bank PLC
1,935	08/15/28	2.370%	3 month LIBOR(2)	(19,169)	—	(19,169)	Citibank N.A.

AST BOND PORTFOLIO 2019 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 210	09/13/31	2.890%	3 month LIBOR(2)	$(16,950)	$—	$(16,950)	Barclays Bank PLC
160	08/24/41	3.065%	3 month LIBOR(2)	(16,548)	—	(16,548)	Citibank N.A.
160	08/24/41	3.074%	3 month LIBOR(2)	(16,845)	—	(16,845)	Citibank N.A.
160	09/06/41	3.028%	3 month LIBOR(2)	(15,146)	—	(15,146)	UBS AG
160	09/06/41	3.110%	3 month LIBOR(2)	(17,943)	—	(17,943)	UBS AG
160	09/08/41	2.954%	3 month LIBOR(1)	12,630	—	12,630	Barclays Bank PLC
130	09/09/41	3.019%	3 month LIBOR(1)	12,056	—	12,056	Barclays Bank PLC
150	10/11/41	2.719%	3 month LIBOR(2)	(5,929)	—	(5,929)	JPMorgan Chase Bank
160	10/17/41	2.905%	3 month LIBOR(1)	12,693	—	12,693	Barclays Bank PLC
140	12/12/41	2.685%	3 month LIBOR(1)	3,932	—	3,932	Citibank N.A.
140	12/20/41	2.614%	3 month LIBOR(2)	(1,724)	—	(1,724)	Citibank N.A.
85	12/20/41	2.615%	3 month LIBOR(1)	1,070	—	1,070	Barclays Bank PLC
85	01/10/42	2.718%	3 month LIBOR(1)	2,729	—	2,729	Barclays Bank PLC
95	01/11/42	2.710%	3 month LIBOR(1)	2,891	—	2,891	Citibank N.A.
180	01/12/42	2.773%	3 month LIBOR(2)	(7,883)	—	(7,883)	Citibank N.A.
145	02/09/42	2.840%	3 month LIBOR(1)	8,161	—	8,161	Barclays Bank PLC

				$7,128,599	$—	$7,128,599

(1)   Portfolio pays the floating rate and receives the fixed rate.

(2)   Portfolio pays the fixed rate and receives the floating rate.

(3)   The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

#       Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$9,219,052	$ —
Commercial Mortgage-Backed Securities	—	5,335,804	—
Corporate Bonds	—	9,652,981	—
Municipal Bond	—	138,219	—
Non-Corporate Foreign Agencies	—	955,530	—
Sovereigns	—	1,341,435	—
U.S. Government Agency Obligations	—	33,822,652	—
U.S. Government Mortgage-Backed Securities	—	27,202,361	—
U.S. Treasury Obligations	—	21,009,103	—
Affiliated Money Market Mutual Fund	46,159,322	—	—
Other Financial Instruments*
Futures Contracts	54,905	—	—
Interest Rate Swaps	—	7,128,599	—

Total	$46,214,227	$115,805,736	$ —

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST BOND PORTFOLIO 2020

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 69.8%

ASSET-BACKED SECURITY — 0.9%
Chase Issuance Trust, Series 2008-A6, Class A6 (cost $40,777)	Aaa	1.421%(c)	05/15/15	$40	$40,305

COMMERCIAL MORTGAGE-BACKED SECURITIES — 13.9%
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	Aaa	5.417%	12/10/49	210	210,375
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%(c)	06/15/49	312	322,775
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6	Aaa	5.390%(c)	11/12/37	100	112,002

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $648,023)					645,152

CORPORATE BONDS — 8.9%

Banking — 3.2%
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	25	28,917
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%	05/22/19	25	33,063
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20	25	27,899
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%	04/23/19	25	30,733
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.625%	12/11/17	25	30,016

					150,628

Capital Goods — 0.6%
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	25	28,173

Energy - Integrated — 0.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	10	11,608

Energy - Other — 0.6%
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	25	29,107

Foods — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.000%	04/15/20	10	12,075

Healthcare & Pharmaceutical — 0.6%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	25	27,217

Insurance — 1.2%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	25	28,998
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	25	26,709

					55,707

Non-Captive Finance — 0.7%
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	25	30,407

Pipelines & Other — 0.6%
DCP Midstream LLC, Sr. Unsec’d. Notes, 144A	Baa2	5.350%	03/15/20	25	27,430

Telecommunications — 0.6%
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%	08/15/21	25	28,299

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	$10	$14,323

TOTAL CORPORATE BONDS (cost $370,328)						414,974

SOVEREIGN — 0.9%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes (cost $39,975)	Aaa	0.875%		02/14/17	40	40,464

U.S. GOVERNMENT AGENCY OBLIGATIONS — 4.2%
Federal Home Loan Mortgage Corp.		1.000%		09/29/17	85	85,871
Federal Home Loan Mortgage Corp.		1.250%		10/02/19	25	24,948
Israel Government AID Bond (Israel), Series 11-Z, Gov’t. Gtd. Notes		1.470%	(s)	05/15/19	90	81,722

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $169,010)						192,541

U.S. TREASURY OBLIGATIONS — 41.0%
U.S. Treasury Bonds		3.000%		05/15/42	5	5,184
U.S. Treasury Bonds		6.125%		11/15/27	95	142,975
U.S. Treasury Notes(h)		0.250%		09/15/15	925	923,411
U.S. Treasury Notes(h)(k)		0.375%		06/15/15	135	135,285
U.S. Treasury Notes		0.625%		08/31/17	20	20,012
U.S. Treasury Notes		0.625%		09/30/17	40	39,994
U.S. Treasury Notes(h)		0.750%		08/15/13	100	100,492
U.S. Treasury Notes		1.000%		09/30/19	60	59,775
U.S. Treasury Notes		1.625%		08/15/22	70	69,923
U.S. Treasury Notes(h)		2.375%		02/28/15	115	120,786
U.S. Treasury Notes		7.250%		05/15/16	210	261,630
U.S. Treasury Strips Coupon		2.210%	(n)	02/15/25	35	26,624

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,908,703)						1,906,091

TOTAL LONG-TERM INVESTMENTS (cost $3,176,816)						3,239,527

	Shares
SHORT-TERM INVESTMENT — 9.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $428,813)(w)	428,813	428,813

TOTAL INVESTMENTS — 79.0% (cost $3,605,629)		3,668,340
Other assets in excess of liabilities(x) — 21.0%		976,954

NET ASSETS — 100.0%		$4,645,294

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Depreciation(1)
Long Position:
5	90 Day Euro Dollar	Oct. 2012	$1,245,858	$1,245,781	$(77)

Short Position:
4	2 Year U.S. Treasury Notes	Dec. 2012	881,678	882,125	(447)

					$(524)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)(4)	Counterparty
Over-the-counter swap agreements:
$ 400	09/12/14	0.656%	3 month LIBOR(2)	$(2,321)	$—	$(2,321)	Barclays Bank PLC
400	09/19/14	0.669%	3 month LIBOR(2)	(2,453)	—	(2,453)	JPMorgan Chase Bank
1,120	12/07/14	0.823%	3 month LIBOR(1)	13,432	—	13,432	Barclays Bank PLC
1,200	02/21/15	0.690%	3 month LIBOR(1)	8,810	—	8,810	Citibank N.A.
10,225	07/26/16	1.794%	3 month LIBOR(2)	(506,316)	—	(506,316)	Citibank N.A.
370	08/22/16	1.168%	3 month LIBOR(2)	(8,897)	—	(8,897)	Morgan Stanley Capital Services
530	08/26/16	1.299%	3 month LIBOR(1)	15,483	—	15,483	Morgan Stanley Capital Services
595	08/31/16	0.934%	3 month LIBOR(1)	8,719	—	8,719	Credit Suisse International
590	08/31/16	0.977%	3 month LIBOR(2)	(9,646)	—	(9,646)	Citibank N.A.
590	08/31/16	0.928%	3 month LIBOR(1)	8,503	—	8,503	Citibank N.A.
185	08/31/16	0.978%	3 month LIBOR(2)	(3,037)	—	(3,037)	JPMorgan Chase Bank
185	08/31/16	0.975%	3 month LIBOR(2)	(3,011)	—	(3,011)	JPMorgan Chase Bank
1,500	09/08/16	1.186%	3 month LIBOR(1)	36,772	—	36,772	Morgan Stanley Capital Services
6,500	09/12/16	1.161%	3 month LIBOR(1)	152,222	—	152,222	Barclays Bank PLC
215	11/30/16	0.913%	3 month LIBOR(2)	(2,705)	—	(2,705)	JPMorgan Chase Bank
180	11/30/16	0.945%	3 month LIBOR(2)	(2,505)	—	(2,505)	Citibank N.A.
980	12/08/16	1.315%	3 month LIBOR(1)	32,319	—	32,319	Barclays Bank PLC
200	01/03/17	1.311%	3 month LIBOR(2)	(6,207)	—	(6,207)	Citibank N.A.
180	01/12/17	1.201%	3 month LIBOR(2)	(4,653)	—	(4,653)	JPMorgan Chase Bank
300	01/24/17	1.176%	3 month LIBOR(2)	(7,304)	—	(7,304)	Bank of Nova Scotia
180	01/26/17	1.227%	3 month LIBOR(1)	4,786	—	4,786	JPMorgan Chase Bank
195	01/27/17	1.138%	3 month LIBOR(2)	(4,395)	—	(4,395)	Bank of Nova Scotia
180	02/13/17	1.128%	3 month LIBOR(2)	(3,884)	—	(3,884)	Bank of Nova Scotia
75	02/21/17	1.179%	3 month LIBOR(2)	(1,772)	—	(1,772)	JPMorgan Chase Bank
115	02/28/17	0.680%	3 month LIBOR(1)	42	—	42	Citibank N.A.
120	07/05/17	0.938%	3 month LIBOR(2)	(1,360)	—	(1,360)	Bank of Nova Scotia

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)(4)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 1,000	09/10/17	0.845%	3 month LIBOR(2)	$(4,302)	$—	$(4,302)	Morgan Stanley Capital Services
1,070	05/15/18	2.318%	3 month LIBOR(1)	92,383	—	92,383	JPMorgan Chase Bank
300	09/15/18	1.671%	3 month LIBOR(1)	12,373	—	12,373	Barclays Bank PLC
795	10/03/18	1.745%	3 month LIBOR(1)	41,598	—	41,598	UBS AG
1,150	10/13/18	1.938%	3 month LIBOR(2)	(73,647)	—	(73,647)	Morgan Stanley Capital Services
760	11/29/18	1.771%	3 month LIBOR(1)	38,729	—	38,729	Citibank N.A.
2,050	01/17/19	1.620%	3 month LIBOR(1)	77,345	—	77,345	Citibank N.A.
620	01/19/19	1.573%	3 month LIBOR(2)	(21,423)	—	(21,423)	Bank of Nova Scotia
160	02/16/19	1.580%	3 month LIBOR(1)	5,351	—	5,351	Citibank N.A.
60	05/14/19	1.538%	3 month LIBOR(1)	1,958	—	1,958	Bank of Nova Scotia
50	06/07/19	1.338%	3 month LIBOR(1)	885	—	885	Bank of Nova Scotia
50	08/01/19	1.229%	3 month LIBOR(2)	(301)	—	(301)	Bank of Nova Scotia
30	09/24/19	1.238%	3 month LIBOR(1)	111	—	111	Barclays Bank PLC
160	09/27/19	1.220%	3 month LIBOR(1)	381	—	381	Bank of Nova Scotia
25	10/02/19	1.189%	3 month LIBOR(2)	2	—	2	Bank of Nova Scotia
9,675	10/01/20	2.523%	3 month LIBOR(2)	(963,184)	—	(963,184)	UBS AG
5,900	12/31/20	2.744%	3 month LIBOR(1)	990,606	—	990,606	Bank of America N.A.
4,900	12/31/20	0.000%	3 month LIBOR(1)	266,966	—	266,966	Citibank N.A.
3,300	12/31/20	2.037%	3 month LIBOR(1)	206,649	—	206,649	Citibank N.A.
2,000	12/31/20	3.210%	3 month LIBOR(2)	(397,084)	—	(397,084)	UBS AG
1,900	12/31/20	3.705%	3 month LIBOR(2)	(519,754)	—	(519,754)	JPMorgan Chase Bank
800	12/31/20	2.150%	3 month LIBOR(2)	(59,783)	—	(59,783)	Morgan Stanley Capital Services
660	06/08/21	4.640%	3 month LIBOR(1)	73,114	—	73,114	Morgan Stanley Capital Services
700	07/26/21	3.068%	3 month LIBOR(1)	94,715	—	94,715	Morgan Stanley Capital Services
1,850	08/11/21	2.570%	3 month LIBOR(1)	168,869	—	168,869	HSBC Bank USA N.A.
4,000	08/12/21	2.323%	3 month LIBOR(1)	279,669	—	279,669	UBS AG
1,490	08/18/21	2.360%	3 month LIBOR(2)	(108,376)	—	(108,376)	Barclays Bank PLC
2,600	08/22/21	2.210%	3 month LIBOR(2)	(154,742)	—	(154,742)	JPMorgan Chase Bank
60	12/23/21	2.090%	3 month LIBOR(2)	(3,007)	—	(3,007)	Barclays Bank PLC
115	12/28/21	2.118%	3 month LIBOR(2)	(6,012)	—	(6,012)	Barclays Bank PLC
130	01/13/22	2.050%	3 month LIBOR(2)	(5,690)	—	(5,690)	Bank of Nova Scotia
110	01/20/22	1.999%	3 month LIBOR(2)	(4,243)	—	(4,243)	Bank of Nova Scotia
85	01/24/22	2.113%	3 month LIBOR(2)	(4,130)	—	(4,130)	Bank of Nova Scotia
65	01/24/22	2.118%	3 month LIBOR(2)	(3,188)	—	(3,188)	Bank of Nova Scotia
135	02/07/22	1.923%	3 month LIBOR(2)	(4,095)	—	(4,095)	Barclays Bank PLC
80	02/17/22	2.018%	3 month LIBOR(2)	(3,056)	—	(3,056)	Bank of Nova Scotia
55	02/21/22	2.105%	3 month LIBOR(2)	(2,519)	—	(2,519)	JPMorgan Chase Bank
40	02/21/22	2.100%	3 month LIBOR(2)	(1,814)	—	(1,814)	JPMorgan Chase Bank
55	02/23/22	2.117%	3 month LIBOR(2)	(2,570)	—	(2,570)	JPMorgan Chase Bank
160	05/15/22	1.988%	3 month LIBOR(2)	(6,080)	—	(6,080)	JPMorgan Chase Bank
40	06/11/22	1.843%	3 month LIBOR(2)	(893)	—	(893)	Bank of Nova Scotia
80	06/20/22	1.716%	3 month LIBOR(2)	(791)	—	(791)	Bank of Nova Scotia
50	08/29/22	1.777%	3 month LIBOR(2)	(470)	—	(470)	Citibank N.A.
100	09/11/22	1.833%	3 month LIBOR(2)	(1,369)	—	(1,369)	Bank of Nova Scotia
50	09/25/22	1.785%	3 month LIBOR(1)	411	—	411	Barclays Bank PLC
130	03/30/27	2.674%	3 month LIBOR(2)	(8,205)	—	(8,205)	Bank of Nova Scotia
140	08/24/41	3.074%	3 month LIBOR(2)	(14,739)	—	(14,739)	Citibank N.A.
140	09/06/41	3.110%	3 month LIBOR(2)	(15,701)	—	(15,701)	UBS AG
70	09/06/41	3.028%	3 month LIBOR(2)	(6,626)	—	(6,626)	UBS AG
140	09/08/41	2.954%	3 month LIBOR(1)	11,051	—	11,051	Barclays Bank PLC
140	09/09/41	3.019%	3 month LIBOR(1)	12,984	—	12,984	Barclays Bank PLC
130	10/11/41	2.719%	3 month LIBOR(2)	(5,138)	—	(5,138)	JPMorgan Chase Bank
110	10/17/41	2.905%	3 month LIBOR(1)	8,727	—	8,727	Barclays Bank PLC
60	12/12/41	2.685%	3 month LIBOR(1)	1,685	—	1,685	Citibank N.A.
60	12/20/41	2.614%	3 month LIBOR(2)	(739)	—	(739)	Citibank N.A.
35	12/20/41	2.615%	3 month LIBOR(1)	441	—	441	Barclays Bank PLC
35	01/10/42	2.718%	3 month LIBOR(1)	1,124	—	1,124	Barclays Bank PLC
40	01/11/42	2.710%	3 month LIBOR(1)	1,217	—	1,217	Citibank N.A.

AST BOND PORTFOLIO 2020 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)(4)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 75	01/12/42	2.773%	3 month LIBOR(2)	$(3,285)	$—	$(3,285)	Citibank N.A.
45	02/09/42	2.840%	3 month LIBOR(1)	2,533	—	2,533	Barclays Bank PLC

				$(304,457)	$—	$(304,457)

(1)	Portfolio pays the floating rate and receives the fixed rate. (2) Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.
(4)	Cash of $1,086,000 has been segregated to cover requirements for open interest rate swaps as of September 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset Backed Security	$—	$40,305	$—
Commercial Mortgage-Backed Securities	—	645,152	—
Corporate Bonds	—	414,974	—
Sovereign	—	40,464	—
U.S. Government Agency Obligations	—	192,541	—
U.S. Treasury Obligations	—	1,906,091	—
Affiliated Money Market Mutual Fund	428,813	—	—
Other Financial Instruments*
Futures Contracts	(524)	—	—
Interest Rate Swaps	—	(304,457)	—

Total	$428,289	$2,935,070	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Interest Rate Swaps
Balance as of 12/31/11	$250,091
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)	(1,740,280)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	1,490,189

Balance as of 09/30/12	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**  The realized gain during the reporting period for other financial instruments was $1,779,165.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 5 Interest Rate Swaps transferred from Level 3 into Level 2 as a result of no longer being fair valued in accordance with the Board of Trustees’ approval.

AST BOND PORTFOLIO 2021

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 88.3%

ASSET-BACKED SECURITIES — 8.8%
Ally Auto Receivables Trust, Series 2011-4, Class A2	Aaa	0.650%		03/17/14	$148	$148,103
Ally Auto Receivables Trust, Series 2012-2, Class A3	Aaa	0.740%		04/15/16	1,305	1,311,422
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	Aaa	0.510%		12/22/14	1,000	1,000,284
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.391%	(c)	04/15/17	3,300	3,307,250
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.371%	(c)	03/15/18	900	900,026
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	470	471,707
BA Credit Card Trust, Series 2006-A7, Class A7	Aaa	0.261%	(c)	12/15/16	1,790	1,789,116
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	1,000	1,005,763
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.971%	(c)	03/15/16	1,400	1,457,421
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.471%	(c)	01/15/16	150	150,257
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	2,227	2,230,285
Chase Issuance Trust, Series 2004-A8, Class A8	Aaa	0.341%	(c)	09/15/15	1,400	1,400,508
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	1,540	1,885,722
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%		08/15/17	1,500	1,512,843
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.421%	(c)	01/15/18	1,500	1,504,316
Discover Card Master Trust I, Series 2005-4, Class A2	Aaa	0.311%	(c)	06/16/15	800	800,054
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%		09/15/13	394	394,184
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%		11/15/14	2,000	1,999,873
Ford Credit Auto Owner Trust, Series 2011-B, Class A2	AAA(d)	0.680%		01/15/14	57	56,977
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	1,800	1,799,865
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	1,500	1,503,447
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	700	701,432
Harley-Davidson Motorcycle Trust, Series 2011-1, Class A2B	Aaa	0.421%	(c)	10/15/14	822	821,905
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%		04/21/14	2,466	2,468,919
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.221%	(c)	03/15/15	1,400	1,400,693
MBNA Credit Card Master Note Trust, Series 2005-A10, Class A10	Aaa	0.281%	(c)	11/15/15	150	150,033
Nissan Auto Lease Trust, Series 2011-A, Class A2B	Aaa	0.401%	(c)	01/15/14	333	333,270
Nissan Auto Receivables Owner Trust, Series 2011-A, Class A2	Aaa	0.650%		12/16/13	327	326,902
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	1,270	1,274,537

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Toyota Auto Receivables Owner Trust, Series 2011-B, Class A2	Aaa	0.530%		04/15/14	$1,357	$1,358,282
World Omni Automobile Lease Securitization Trust, Series 2011-A, Class A2	Aaa	0.810%		10/15/13	338	338,652

TOTAL ASSET-BACKED SECURITIES (cost $35,616,865)						35,804,048

COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.5%
Banc of America Commercial Mortgage Trust, Series 2006-1, Class A2	Aaa	5.334%		09/10/45	75	75,109
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class AAB	AAA(d)	5.703%		06/11/50	900	960,922
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	1,330	1,423,968
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class A4	Aa2	4.832%		04/15/37	500	541,841
GE Capital Commercial Mortgage Corp. Trust, Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	368	368,156
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	2,199	2,269,708
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%		04/10/38	1,700	1,930,909
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	1,170	1,355,033
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918%		10/15/42	100	109,519
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	547	564,856
LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3	Aaa	4.559%	(c)	09/15/27	276	275,788
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	Aaa	5.661%		03/15/39	481	549,096
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A2	AAA(d)	5.300%		11/15/38	264	271,207
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.847%	(c)	05/12/39	323	371,760
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%		08/12/43	2,900	3,343,274
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.603%	(c)	02/12/39	500	567,890
Morgan Stanley Capital I Trust, Series 2006-T21, Class A4	Aaa	5.162%		10/12/52	150	168,496
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	2,435	2,567,613
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A2	Aaa	5.275%		11/15/48	41	40,900
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	590	682,279

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,715,336)						18,438,324

CORPORATE BONDS — 11.1%

Banking — 4.8%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	400	541,134
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.875%		01/05/21	1,000	1,153,679
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%		07/15/21	400	454,111
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%		01/14/22	370	406,253
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%		05/22/19	1,075	1,421,694

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Gtd. Notes	Aa2	1.850%	01/10/14	$350	$355,121
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	400	440,974
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A3	5.375%	03/15/20	1,125	1,255,462
Inter-American Development Bank, Sr. Unsec’d. Notes(a)	Aaa	0.500%	08/17/15	7,090	7,123,280
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	4.350%	08/15/21	400	440,871
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	A2	4.400%	07/22/20	1,125	1,238,160
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/26/20	1,175	1,278,977
Royal Bank of Canada (Canada), Covered Notes	Aaa	1.200%	09/19/17	2,545	2,561,034
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A3	6.125%	01/11/21	120	143,333
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%	02/01/18	850	1,026,446

					19,840,529

Capital Goods — 0.7%
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $308,080; purchased 12/17/10)(f)	Baa1	6.375%	10/15/17(g)	275	328,521
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	195	208,006
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A2	3.900%	07/12/21	400	450,007
United Technologies Corp., Sr. Unsec’d. Notes(a)	A2	3.100%	06/01/22	955	1,017,671
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	570	642,353

					2,646,558

Chemicals — 0.2%
E. I. du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	700	811,394

Electric — 0.1%
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	400	444,259

Energy - Integrated — 0.4%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	140	149,492
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	260	279,087
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	425	493,360
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	490	521,488

					1,443,427

Energy - Other — 0.1%
Occidental Petroleum Corp., Series 1, Sr. Unsec’d. Notes	A1	4.100%	02/01/21	170	196,031
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	315	344,373

					540,404

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Foods — 0.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.000%	04/15/20	$1,080	$1,304,104
Dr Pepper Snapple Group, Inc., Gtd. Notes	Baa1	2.900%	01/15/16	170	180,054
Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa2	5.375%	02/10/20	379	450,442
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	346	417,403

					2,352,003

Healthcare & Pharmaceutical — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	980	1,066,908
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21	400	428,000
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22	190	192,434

					1,687,342

Healthcare Insurance — 0.2%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	06/01/21	400	439,304
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	400	466,482

					905,786

Insurance — 0.5%
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	615	713,359
Lincoln National Corp., Sr. Unsec’d. Notes(a)	Baa2	4.200%	03/15/22	375	392,056
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	4.750%	02/08/21	750	869,235

					1,974,650

Media & Entertainment — 0.7%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	400	448,759
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	1,170	1,326,705
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.000%	01/15/22	440	485,271
Time Warner, Inc., Gtd. Notes	Baa2	4.750%	03/29/21	300	346,451
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	350	404,199

					3,011,385

Metals — 0.2%
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	240	255,667
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	380	406,747

					662,414

Non-Captive Finance — 0.5%
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	A1	3.150%	09/07/22	255	256,144
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.625%	01/07/21	90	100,508
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	35	39,227
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(a)	A1	6.000%	08/07/19	330	401,376
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	1,150	1,319,702

					2,116,957

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pipelines & Other — 0.4%
Enterprise Products Operating LLC, Gtd. Notes(a)	Baa2	5.200%		09/01/20	$285	$335,730
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	3.950%		09/01/22	725	778,810
Williams Partners LP, Sr. Unsec’d. Notes(a)	Baa2	4.125%		11/15/20	475	515,477

						1,630,017

Railroads — 0.1%
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%		06/15/19	475	578,392

Retailers — 0.4%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%		03/15/19	300	383,386
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	4.250%		04/15/21	975	1,146,557

						1,529,943

Telecommunications — 0.5%
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%		08/15/21	760	860,256
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%		04/01/21	1,100	1,304,745

						2,165,001

Tobacco — 0.3%
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	735	1,052,741

TOTAL CORPORATE BONDS (cost $42,260,929)						45,393,202

NON-CORPORATE FOREIGN AGENCIES — 5.7%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A(a)	Aaa	2.375%		03/31/16	14,630	15,219,589
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes(a)	Aaa	2.375%		08/25/21	7,905	8,190,370

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $22,349,669)						23,409,959

SOVEREIGNS — 1.1%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	Aaa	0.875%		02/14/17	1,340	1,355,544
Province of Alberta Canada (Canada), Notes, 144A	Aaa	1.000%		06/21/17	3,250	3,290,625

TOTAL SOVEREIGNS (cost $4,586,784)						4,646,169

U.S. GOVERNMENT AGENCY OBLIGATIONS — 30.2%
Citigroup Funding, Inc., FDIC Gtd. Notes		2.250%		12/10/12	5,000	5,020,060
Federal Home Loan Banks(a)		2.750%		12/12/14	13,000	13,703,261
Federal Home Loan Mortgage Corp.(a)		1.000%		09/29/17	11,905	12,026,967
Federal Home Loan Mortgage Corp.		1.250%		08/01/19	8,825	8,846,109
Federal Home Loan Mortgage Corp.		1.250%		10/02/19	6,475	6,461,597
Federal Home Loan Mortgage Corp.		1.375%		02/25/14	9,430	9,578,032
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	2,435	2,554,412
Federal Home Loan Mortgage Corp.		4.875%		06/13/18	475	578,373
Federal National Mortgage Association(k)		5.375%		06/12/17	6,380	7,735,431
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.350%	(s)	03/15/22	765	624,251
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		04/26/24	3,980	5,282,395

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Residual Funding Corp. Strips Principal, Bonds	1.670%	(s)	07/15/20	$6,155	$5,436,779
Residual Funding Corp. Strips Principal, Bonds	1.750%	(s)	10/15/20	10,000	8,748,370
Resolution Funding Corp. Strips Interest, Bonds	3.220%	(n)	01/15/26	15,195	10,596,112
Resolution Funding Corp. Strips Interest, Bonds	3.360%	(n)	04/15/26	20,427	13,972,334
Tennessee Valley Authority, Sr. Unsec’d. Notes	3.875%		02/15/21	10,640	12,494,648

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $113,740,166)					123,659,131

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 14.7%
Federal National Mortgage Association	3.000%		TBA	20,500	21,585,859
Federal National Mortgage Association	3.500%		TBA	6,000	6,429,688
Government National Mortgage Association	4.000%		05/20/40-10/15/41	29,154	32,188,073

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $58,304,516)					60,203,620

U.S. TREASURY OBLIGATIONS — 12.2%
U.S. Treasury Bonds	3.000%		05/15/42	2,415	2,504,053
U.S. Treasury Bonds	6.250%		08/15/23	2,170	3,148,875
U.S. Treasury Notes	0.250%		09/15/15	3,230	3,224,448
U.S. Treasury Notes	1.000%		09/30/19	20	19,925
U.S. Treasury Notes(a)	1.625%		08/15/22	3,173	3,169,029
U.S. Treasury Notes	3.125%		04/30/17	1,265	1,411,562
U.S. Treasury Strips Coupon(h)	1.440%	(n)	02/15/21	9,500	8,427,820
U.S. Treasury Strips Coupon	2.210%	(n)	02/15/25	1,175	893,821
U.S. Treasury Strips Coupon	2.560%	(n)	05/15/25	8,800	6,629,894
U.S. Treasury Strips Coupon	3.820%	(n)	08/15/33	3,230	1,786,536
U.S. Treasury Strips Principal	0.280%	(s)	02/15/15	11,325	11,247,809
U.S. Treasury Strips Principal(a)	2.100%	(s)	11/15/24	9,500	7,372,028

TOTAL U.S. TREASURY OBLIGATIONS (cost $45,829,048)					49,835,800

TOTAL LONG-TERM INVESTMENTS (cost $340,403,313)					361,390,253

				Shares
SHORT-TERM INVESTMENT — 20.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $83,340,473; includes $53,402,767 of cash collateral received for securities on loan)(b)(w)				83,340,473	83,340,473

TOTAL INVESTMENTS — 108.6% (cost $423,743,786)					444,730,726
Liabilities in excess of other assets(x) — (8.6)%					(35,256,952)

NET ASSETS — 100.0%					$409,473,774

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
FDIC	Federal Deposit Insurance Corp.
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $52,200,639; cash collateral of $53,402,767 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $308,080. The aggregate value of $328,521 is approximately 0.1% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
147	5 Year U.S. Treasury Notes	Dec. 2012	$18,258,354	$18,321,023	$62,669
37	U.S. Long Bond	Dec. 2012	5,436,170	5,526,875	90,705

					153,374

Short Positions:
44	2 Year U.S. Treasury Notes	Dec. 2012	9,699,151	9,703,375	(4,224)
206	10 Year U.S. Treasury Notes	Dec. 2012	27,418,334	27,497,781	(79,447)
60	U.S. Long Bond	Dec. 2012	9,894,342	9,913,125	(18,783)

					(102,454)

					$50,920

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$ 21,500	09/01/13	0.498%	3 month LIBOR(2)	$(30,425)	$—	$(30,425)	Citibank N.A.
7,240	09/01/13	0.502%	3 month LIBOR(2)	(10,567)	—	(10,567)	Barclays Bank PLC
5,000	09/12/14	0.656%	3 month LIBOR(2)	(29,010)	—	(29,010)	Barclays Bank PLC
5,800	09/19/14	0.669%	3 month LIBOR(2)	(35,575)	—	(35,575)	JPMorgan Chase Bank
16,470	10/28/14	0.809%	3 month LIBOR(2)	(193,385)	—	(193,385)	Barclays Bank PLC
6,240	10/28/14	0.816%	3 month LIBOR(2)	(74,343)	—	(74,343)	Barclays Bank PLC
2,820	09/28/15	0.918%	3 month LIBOR(2)	(40,152)	—	(40,152)	Barclays Bank PLC
2,650	08/04/16	1.528%	3 month LIBOR(2)	(102,714)	—	(102,714)	Citibank N.A.
4,000	08/22/16	1.168%	3 month LIBOR(2)	(96,178)	—	(96,178)	Morgan Stanley Capital Services
22,860	08/31/16	0.934%	3 month LIBOR(1)	334,983	—	334,983	Credit Suisse International
22,740	08/31/16	0.977%	3 month LIBOR(2)	(371,796)	—	(371,796)	Citibank N.A.
22,740	08/31/16	0.928%	3 month LIBOR(1)	327,737	—	327,737	Citibank N.A.
7,115	08/31/16	0.978%	3 month LIBOR(2)	(116,796)	—	(116,796)	JPMorgan Chase Bank
7,115	08/31/16	0.975%	3 month LIBOR(2)	(115,806)	—	(115,806)	JPMorgan Chase Bank
32,400	09/12/16	1.154%	3 month LIBOR(2)	(749,687)	—	(749,687)	Barclays Bank PLC
7,910	09/28/16	1.238%	3 month LIBOR(2)	(207,839)	—	(207,839)	Barclays Bank PLC
20,130	11/30/16	0.913%	3 month LIBOR(2)	(253,289)	—	(253,289)	JPMorgan Chase Bank
16,420	11/30/16	0.945%	3 month LIBOR(2)	(228,540)	—	(228,540)	Citibank N.A.
8,660	12/08/16	1.345%	3 month LIBOR(2)	(297,035)	—	(297,035)	Barclays Bank PLC
2,855	12/30/16	1.328%	3 month LIBOR(1)	91,284	—	91,284	Citibank N.A.
3,375	01/03/17	1.311%	3 month LIBOR(2)	(104,746)	—	(104,746)	Citibank N.A.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 4,855	01/12/17	1.201%	3 month LIBOR(2)	$(125,500)	$—	$(125,500)	JPMorgan Chase Bank
6,540	01/26/17	1.215%	3 month LIBOR(1)	170,249	—	170,249	Bank of Nova Scotia
4,855	01/26/17	1.227%	3 month LIBOR(1)	129,081	—	129,081	JPMorgan Chase Bank
9,100	01/27/17	1.138%	3 month LIBOR(2)	(205,089)	—	(205,089)	Bank of Nova Scotia
18,700	01/31/17	1.055%	3 month LIBOR(1)	350,069	—	350,069	Bank of Nova Scotia
9,100	02/02/17	1.020%	3 month LIBOR(1)	155,436	—	155,436	Bank of Nova Scotia
5,575	02/08/17	1.037%	3 month LIBOR(2)	(98,512)	—	(98,512)	Bank of Nova Scotia
5,915	02/13/17	1.128%	3 month LIBOR(2)	(127,638)	—	(127,638)	Bank of Nova Scotia
10,075	02/28/17	0.680%	3 month LIBOR(1)	3,682	—	3,682	Citibank N.A.
3,720	03/06/17	1.123%	3 month LIBOR(2)	(77,419)	—	(77,419)	Barclays Bank PLC
23,300	03/19/17	1.380%	3 month LIBOR(1)	745,755	—	745,755	Bank of Nova Scotia
5,000	05/25/17	1.090%	3 month LIBOR(1)	106,007	—	106,007	Bank of Nova Scotia
5,000	08/17/17	0.978%	3 month LIBOR(1)	58,400	—	58,400	Bank of Nova Scotia
12,000	08/20/17	1.010%	3 month LIBOR(1)	157,848	—	157,848	Bank of Nova Scotia
3,100	08/28/17	0.873%	3 month LIBOR(1)	18,913	—	18,913	Bank of Nova Scotia
34,400	09/10/17	0.845%	3 month LIBOR(2)	(147,985)	—	(147,985)	Morgan Stanley Capital Services
13,750	09/25/17	0.820%	3 month LIBOR(2)	(36,661)	—	(36,661)	Bank of Nova Scotia
75,000	09/27/17	0.803%	3 month LIBOR(1)	132,962	—	132,962	Citibank N.A.
6,290	05/15/18	2.318%	3 month LIBOR(1)	543,075	—	543,075	JPMorgan Chase Bank
9,750	07/27/18	2.464%	3 month LIBOR(2)	(880,674)	—	(880,674)	Bank of America N.A.
3,270	07/27/18	2.473%	3 month LIBOR(2)	(297,051)	—	(297,051)	Bank of America N.A.
40,800	08/18/18	1.783%	3 month LIBOR(2)	(2,000,693)	—	(2,000,693)	Citibank N.A.
9,600	09/06/18	1.704%	3 month LIBOR(2)	(417,764)	—	(417,764)	UBS AG
5,530	10/11/18	1.770%	3 month LIBOR(1)	295,813	—	295,813	JPMorgan Chase Bank
2,105	10/19/18	1.915%	3 month LIBOR(2)	(131,144)	—	(131,144)	Barclays Bank PLC
4,330	10/21/18	1.908%	3 month LIBOR(2)	(267,266)	—	(267,266)	Barclays Bank PLC
12,840	11/08/18	1.738%	3 month LIBOR(2)	(640,444)	—	(640,444)	Citibank N.A.
35,500	12/05/18	1.820%	3 month LIBOR(2)	(1,909,806)	—	(1,909,806)	Barclays Bank PLC
11,540	12/08/18	1.803%	3 month LIBOR(2)	(606,460)	—	(606,460)	Barclays Bank PLC
7,000	12/14/18	1.709%	3 month LIBOR(2)	(324,226)	—	(324,226)	Barclays Bank PLC
4,140	01/04/19	1.663%	3 month LIBOR(2)	(170,548)	—	(170,548)	Barclays Bank PLC
3,620	01/12/19	1.699%	3 month LIBOR(2)	(155,637)	—	(155,637)	Citibank N.A.
4,000	02/21/19	1.643%	3 month LIBOR(2)	(148,755)	—	(148,755)	JPMorgan Chase Bank
2,565	02/21/19	1.573%	3 month LIBOR(2)	(83,978)	—	(83,978)	Citibank N.A.
5,300	03/02/19	1.543%	3 month LIBOR(2)	(160,951)	—	(160,951)	Barclays Bank PLC
3,650	03/09/19	1.570%	3 month LIBOR(2)	(115,992)	—	(115,992)	Bank of Nova Scotia
2,640	03/13/19	1.616%	3 month LIBOR(2)	(91,255)	—	(91,255)	Barclays Bank PLC
3,400	07/31/19	1.176%	3 month LIBOR(2)	(8,529)	—	(8,529)	Bank of Nova Scotia
3,800	08/01/19	1.229%	3 month LIBOR(2)	(22,879)	—	(22,879)	Bank of Nova Scotia
10,850	08/06/19	1.211%	3 month LIBOR(2)	(48,781)	—	(48,781)	Bank of Nova Scotia
4,750	08/08/19	1.271%	3 month LIBOR(2)	(40,429)	—	(40,429)	Credit Suisse International
9,850	10/02/19	1.188%	3 month LIBOR(2)	1,586	—	1,586	Bank of Nova Scotia
2,220	10/02/19	1.189%	3 month LIBOR(2)	167	—	167	Bank of Nova Scotia
855	10/01/20	2.523%	3 month LIBOR(2)	(85,119)	—	(85,119)	UBS AG
4,430	08/01/21	3.068%	3 month LIBOR(1)	596,964	—	596,964	Citibank N.A.
2,510	08/04/21	2.803%	3 month LIBOR(1)	280,526	—	280,526	Barclays Bank PLC
92,250	08/09/21	2.579%	3 month LIBOR(1)	8,501,389	—	8,501,389	Morgan Stanley Capital Services
1,580	08/09/21	2.625%	3 month LIBOR(2)	(151,891)	—	(151,891)	Citibank N.A.
22,180	08/10/21	2.573%	3 month LIBOR(1)	2,030,420	—	2,030,420	Barclays Bank PLC
5,000	08/12/21	2.323%	3 month LIBOR(1)	349,587	—	349,587	UBS AG
10,650	08/17/21	2.435%	3 month LIBOR(2)	(843,765)	—	(843,765)	Morgan Stanley Capital Services
60,500	08/18/21	2.355%	3 month LIBOR(1)	4,374,510	—	4,374,510	Citibank N.A.
5,565	08/18/21	2.408%	3 month LIBOR(2)	(427,501)	—	(427,501)	Citibank N.A.
4,100	08/22/21	2.210%	3 month LIBOR(2)	(244,016)	—	(244,016)	JPMorgan Chase Bank
13,900	08/24/21	2.253%	3 month LIBOR(1)	876,290	—	876,290	Bank of America N.A.
3,480	08/24/21	2.255%	3 month LIBOR(1)	220,135	—	220,135	Citibank N.A.
10,850	08/25/21	2.283%	3 month LIBOR(1)	711,532	—	711,532	Morgan Stanley Capital Services
7,905	08/25/21	2.222%	3 month LIBOR(2)	(477,193)	—	(477,193)	Bank of America N.A.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 8,860	08/31/21	2.343%	3 month LIBOR(1)	$627,159	$—	$627,159	UBS AG
3,645	09/06/21	2.431%	3 month LIBOR(1)	282,670	—	282,670	Morgan Stanley Capital Services
3,020	09/06/21	2.223%	3 month LIBOR(1)	180,045	—	180,045	UBS AG
2,150	09/06/21	2.248%	3 month LIBOR(1)	132,795	—	132,795	Barclays Bank PLC
2,100	09/13/21	2.171%	3 month LIBOR(2)	(115,025)	—	(115,025)	Bank of America N.A.
3,490	09/15/21	2.166%	3 month LIBOR(1)	189,394	—	189,394	Barclays Bank PLC
2,115	09/16/21	2.213%	3 month LIBOR(1)	122,997	—	122,997	Barclays Bank PLC
2,765	09/22/21	2.158%	3 month LIBOR(1)	146,780	—	146,780	Barclays Bank PLC
2,100	09/23/21	2.099%	3 month LIBOR(2)	(100,695)	—	(100,695)	Citibank N.A.
28,785	09/27/21	1.933%	3 month LIBOR(1)	961,883	—	961,883	Citibank N.A.
2,960	09/28/21	2.016%	3 month LIBOR(1)	119,934	—	119,934	Barclays Bank PLC
2,950	09/29/21	2.158%	3 month LIBOR(1)	151,822	—	151,822	Barclays Bank PLC
45,005	10/03/21	2.188%	3 month LIBOR(1)	2,908,406	—	2,908,406	Barclays Bank PLC
2,305	10/03/21	2.160%	3 month LIBOR(1)	143,201	—	143,201	Morgan Stanley Capital Services
1,550	10/04/21	2.108%	3 month LIBOR(1)	88,859	—	88,859	Citibank N.A.
16,980	10/06/21	1.965%	3 month LIBOR(1)	750,727	—	750,727	JPMorgan Chase Bank
3,940	10/06/21	2.038%	3 month LIBOR(2)	(200,133)	—	(200,133)	Citibank N.A.
1,645	10/07/21	2.135%	3 month LIBOR(1)	97,990	—	97,990	Citibank N.A.
4,070	10/11/21	2.265%	3 month LIBOR(2)	(289,342)	—	(289,342)	Citibank N.A.
2,410	10/11/21	2.118%	3 month LIBOR(1)	139,061	—	139,061	Citibank N.A.
12,000	10/13/21	2.340%	3 month LIBOR(1)	932,841	—	932,841	UBS AG
4,120	10/14/21	2.405%	3 month LIBOR(1)	344,350	—	344,350	UBS AG
3,700	11/08/21	2.213%	3 month LIBOR(1)	237,578	—	237,578	Barclays Bank PLC
24,925	11/25/21	2.148%	3 month LIBOR(1)	1,423,858	—	1,423,858	Morgan Stanley Capital Services
7,875	11/29/21	2.129%	3 month LIBOR(1)	434,381	—	434,381	JPMorgan Chase Bank
18,245	11/30/21	2.229%	3 month LIBOR(1)	1,170,656	—	1,170,656	JPMorgan Chase Bank
4,420	12/22/21	2.085%	3 month LIBOR(1)	219,938	—	219,938	Barclays Bank PLC
53,000	12/31/21	3.907%	3 month LIBOR(1)	16,546,809	—	16,546,809	JPMorgan Chase Bank
35,500	12/31/21	2.859%	3 month LIBOR(1)	5,365,452	—	5,365,452	Barclays Bank PLC
31,000	12/31/21	3.401%	3 month LIBOR(1)	6,895,080	—	6,895,080	JPMorgan Chase Bank
27,170	12/31/21	3.374%	3 month LIBOR(1)	6,000,005	—	6,000,005	Barclays Bank PLC
22,850	12/31/21	4.001%	3 month LIBOR(2)	(7,244,960)	—	(7,244,960)	Morgan Stanley Capital Services
17,100	12/31/21	3.754%	3 month LIBOR(1)	4,780,281	—	4,780,281	Barclays Bank PLC
15,230	12/31/21	3.879%	3 month LIBOR(1)	4,533,621	—	4,533,621	Citibank N.A.
8,000	12/31/21	0.000%	3 month LIBOR(2)	(2,425,131)	—	(2,425,131)	JPMorgan Chase Bank
1,500	12/31/21	4.053%	3 month LIBOR(2)	(487,638)	—	(487,638)	Morgan Stanley Capital Services
950	12/31/21	2.865%	3 month LIBOR(1)	170,933	—	170,933	Bank of America N.A.
3,690	01/13/22	2.050%	3 month LIBOR(2)	(161,495)	—	(161,495)	Bank of Nova Scotia
2,435	01/13/22	1.660%	3 month LIBOR(2)	(17,520)	—	(17,520)	Citibank N.A.
3,600	01/20/22	1.999%	3 month LIBOR(2)	(138,868)	—	(138,868)	Bank of Nova Scotia
6,500	01/24/22	2.113%	3 month LIBOR(2)	(315,858)	—	(315,858)	Bank of Nova Scotia
4,900	01/24/22	2.118%	3 month LIBOR(2)	(240,322)	—	(240,322)	Bank of Nova Scotia
3,490	01/24/22	2.148%	3 month LIBOR(1)	180,630	—	180,630	Bank of Nova Scotia
3,600	01/25/22	2.171%	3 month LIBOR(1)	193,713	—	193,713	Bank of Nova Scotia
18,700	01/31/22	2.048%	3 month LIBOR(2)	(789,033)	—	(789,033)	Bank of Nova Scotia
3,355	02/02/22	1.914%	3 month LIBOR(2)	(100,308)	—	(100,308)	Citibank N.A.
25,500	02/03/22	1.918%	3 month LIBOR(2)	(770,201)	—	(770,201)	Bank of Nova Scotia
2,350	02/13/22	2.120%	3 month LIBOR(1)	112,124	—	112,124	Bank of Nova Scotia
2,465	02/17/22	2.018%	3 month LIBOR(2)	(94,148)	—	(94,148)	Bank of Nova Scotia
1,835	02/21/22	2.105%	3 month LIBOR(2)	(84,046)	—	(84,046)	JPMorgan Chase Bank
1,220	02/21/22	2.100%	3 month LIBOR(2)	(55,327)	—	(55,327)	JPMorgan Chase Bank
1,860	02/23/22	2.117%	3 month LIBOR(2)	(86,928)	—	(86,928)	JPMorgan Chase Bank
1,650	03/21/22	2.325%	3 month LIBOR(1)	105,265	—	105,265	Barclays Bank PLC
10,200	03/22/22	2.421%	3 month LIBOR(2)	(738,387)	—	(738,387)	Citibank N.A.
6,000	04/11/22	2.295%	3 month LIBOR(1)	419,106	—	419,106	Barclays Bank PLC
4,850	05/15/22	1.988%	3 month LIBOR(2)	(184,293)	—	(184,293)	JPMorgan Chase Bank
11,000	05/23/22	1.863%	3 month LIBOR(2)	(281,362)	—	(281,362)	Morgan Stanley Capital Services
2,500	06/07/22	1.720%	3 month LIBOR(2)	(27,656)	—	(27,656)	Barclays Bank PLC

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 2,350	06/11/22	1.843%	3 month LIBOR(2)	$(52,475)	$—	$(52,475)	Bank of Nova Scotia
5,500	06/20/22	1.716%	3 month LIBOR(2)	(54,394)	—	(54,394)	Bank of Nova Scotia
7,000	07/18/22	1.598%	3 month LIBOR(2)	31,599	—	31,599	Bank of Nova Scotia
6,800	07/23/22	1.653%	3 month LIBOR(2)	(1,291)	—	(1,291)	Bank of Nova Scotia
4,400	08/06/22	1.643%	3 month LIBOR(2)	8,141	—	8,141	Bank of Nova Scotia
2,500	08/10/22	1.758%	3 month LIBOR(2)	(22,050)	—	(22,050)	Bank of Nova Scotia
2,300	09/11/22	1.833%	3 month LIBOR(2)	(31,481)	—	(31,481)	Bank of Nova Scotia
1,900	09/18/22	1.874%	3 month LIBOR(1)	32,499	—	32,499	Barclays Bank PLC
13,400	08/18/26	2.885%	3 month LIBOR(2)	(1,297,806)	—	(1,297,806)	Citibank N.A.
1,310	09/27/26	2.313%	3 month LIBOR(1)	28,873	—	28,873	Citibank N.A.
1,920	10/03/26	2.570%	3 month LIBOR(1)	125,865	—	125,865	Barclays Bank PLC
705	10/05/26	2.410%	3 month LIBOR(1)	31,423	—	31,423	Barclays Bank PLC
670	10/06/26	2.312%	3 month LIBOR(1)	21,244	—	21,244	JPMorgan Chase Bank
610	11/02/26	2.773%	3 month LIBOR(2)	(54,581)	—	(54,581)	Barclays Bank PLC
10,700	12/05/26	2.610%	3 month LIBOR(2)	(704,207)	—	(704,207)	Barclays Bank PLC
1,400	12/21/26	2.388%	3 month LIBOR(2)	(50,243)	—	(50,243)	Barclays Bank PLC
6,880	02/06/27	2.383%	3 month LIBOR(2)	(208,576)	—	(208,576)	Bank of Nova Scotia
2,360	02/14/27	2.503%	3 month LIBOR(1)	106,850	—	106,850	Barclays Bank PLC
1,450	02/23/27	2.540%	3 month LIBOR(2)	(71,715)	—	(71,715)	Barclays Bank PLC
5,970	03/30/27	2.674%	3 month LIBOR(2)	(376,802)	—	(376,802)	Bank of Nova Scotia
6,580	08/15/28	2.370%	3 month LIBOR(2)	(65,184)	—	(65,184)	Citibank N.A.
1,570	08/24/41	3.074%	3 month LIBOR(2)	(165,289)	—	(165,289)	Citibank N.A.
1,570	08/24/41	3.065%	3 month LIBOR(2)	(162,375)	—	(162,375)	Citibank N.A.
1,590	09/06/41	3.110%	3 month LIBOR(2)	(178,313)	—	(178,313)	UBS AG
1,590	09/06/41	3.028%	3 month LIBOR(2)	(150,515)	—	(150,515)	UBS AG
1,560	09/08/41	2.954%	3 month LIBOR(1)	123,145	—	123,145	Barclays Bank PLC
1,200	09/09/41	3.019%	3 month LIBOR(1)	111,291	—	111,291	Barclays Bank PLC
1,720	10/11/41	2.719%	3 month LIBOR(2)	(67,985)	—	(67,985)	JPMorgan Chase Bank
1,750	10/17/41	2.905%	3 month LIBOR(1)	138,832	—	138,832	Barclays Bank PLC
1,700	12/12/41	2.685%	3 month LIBOR(1)	47,749	—	47,749	Citibank N.A.
1,610	12/20/41	2.614%	3 month LIBOR(2)	(19,833)	—	(19,833)	Citibank N.A.
975	12/20/41	2.615%	3 month LIBOR(1)	12,273	—	12,273	Barclays Bank PLC
990	01/10/42	2.718%	3 month LIBOR(1)	31,786	—	31,786	Barclays Bank PLC
1,055	01/11/42	2.710%	3 month LIBOR(1)	32,101	—	32,101	Citibank N.A.
2,045	01/12/42	2.773%	3 month LIBOR(2)	(89,558)	—	(89,558)	Citibank N.A.
1,380	02/09/42	2.840%	3 month LIBOR(1)	77,670	—	77,670	Barclays Bank PLC

				$46,233,302	$ —	$46,233,302

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2021 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$ —	$35,804,048	$ —
Commercial Mortgage-Backed Securities	—	18,438,324	—
Corporate Bonds	—	45,393,202	—
Non-Corporate Foreign Agencies	—	23,409,959	—
Sovereigns	—	4,646,169	—
U.S. Government Agency Obligations	—	123,659,131	—
U.S. Government Mortgage-Backed Securities	—	60,203,620	—
U.S. Treasury Obligations	—	49,835,800	—
Affiliated Money Market Mutual Fund	83,340,473	—	—
Other Financial Instruments*
Futures Contracts	50,920	—	—
Interest Rate Swaps	—	46,233,302	—

Total	$83,391,393	$407,623,555	$ —

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Interest Rate Swaps
Balance as of 12/31/11	$35,843,781
Realized gain (loss)	— **
Change in unrealized appreciation (depreciation)***	(6,125,408)
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(29,718,373)

Balance as of 09/30/12	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.
**	The realized gain during the reporting period for other financial instruments was $6,339,000.
***	Of which, $0 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there were 10 Interest Rate Swaps transferred from Level 3 into Level 2 due to the fact that an independent pricing agent was able to obtain sufficient market data to provide a reasonable market value for the securities.

AST BOND PORTFOLIO 2022

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.8%
ASSET-BACKED SECURITIES — 8.1%
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/16/16	$1,550	$1,563,132
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	Aaa	0.510%		12/22/14	1,300	1,300,369
American Express Credit Account Master Trust, Series 2011-1, Class A	Aaa	0.391%	(c)	04/15/17	1,000	1,002,197
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.371%	(c)	03/15/18	3,800	3,800,110
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	470	471,707
BA Credit Card Trust, Series A11, Class A11	Aaa	0.251%	(c)	04/15/16	100	100,028
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	1,000	1,005,763
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.971%	(c)	03/15/16	2,900	3,018,944
Bank One Issuance Trust, Series 2004-A3, Class A3	Aaa	0.391%	(c)	02/15/17	100	100,272
BMW Vehicle Lease Trust, Series 2012-1, Class A2	Aaa	0.590%		06/20/14	2,100	2,103,442
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	786	787,160
Citibank Credit Card Issuance Trust, Series 2007-A8, Class A8	Aaa	5.650%		09/20/19	100	122,450
Discover Card Master Trust, Series 2012-A1, Class A1	Aaa	0.810%		08/15/17	1,500	1,512,843
Discover Card Master Trust, Series 2012-A3, Class A3	Aaa	0.860%		11/15/17	2,300	2,321,100
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.421%	(c)	01/15/18	800	802,302
Discover Card Master Trust I, Series 2005-4, Class A2	Aaa	0.311%	(c)	06/16/15	110	110,007
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%		09/15/13	79	78,837
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%		01/15/14	631	632,007
Ford Credit Auto Lease Trust, Series 2012-A, Class A2	Aaa	0.630%		04/15/14	500	500,465
Ford Credit Auto Lease Trust, Series 2012-B, Class A2	Aaa	0.540%		11/15/14	2,300	2,299,854
Ford Credit Auto Owner Trust, Series 2011-B, Class A2	AAA(d)	0.680%		01/15/14	38	37,984
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	AAA(d)	0.720%		12/15/16	500	502,374
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	2,400	2,399,820
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	1,700	1,703,907
GE Equipment Transportation LLC, Series 2012-1, Class A2	Aaa	0.770%		09/22/14	400	400,818
Harley-Davidson Motorcycle Trust, Series 2011-1, Class A2B	Aaa	0.421%	(c)	10/15/14	82	82,190
Harley-Davidson Motorcycle Trust, Series 2011-2, Class A2	Aaa	0.710%		05/15/15	681	682,116
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%		04/21/14	775	775,946
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16	550	553,744

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Macquarie Equipment Funding Trust, Series 2011-A, Class A2, 144A	Aaa	1.210%		09/20/13	$611	$611,679
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.221%	(c)	03/15/15	900	900,446
Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2	AAA(d)	0.660%		04/15/14	1,000	1,001,206
Nissan Auto Lease Trust, Series 2011-A, Class A2B	Aaa	0.401%	(c)	01/15/14	95	95,220
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	Aaa	0.730%		05/16/16	1,450	1,458,259
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	880	882,372
World Omni Auto Receivables Trust, Series 2011-B, Class A2	Aaa	0.650%		08/15/14	685	686,046
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%		01/15/15	1,500	1,502,946

TOTAL ASSET-BACKED SECURITIES (cost $37,856,267)						37,910,062

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.1%
Bear Stearns Commercial Mortgage Securities, Series PW11, Class A4	AAA(d)	5.618%	(c)	03/11/39	100	113,658
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	750	802,990
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%		10/15/48	2,000	2,315,108
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	619	638,356
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%		04/10/38	400	454,332
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	610	706,470
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4	Aaa	4.918%		10/15/42	100	109,519
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	1,562	1,613,875
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.847%	(c)	05/12/39	160	184,154
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%		08/12/43	700	806,997
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4	AAA(d)	5.603%	(c)	02/12/39	50	56,789
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	2,745	2,894,495
Wachovia Bank Commercial Mortgage Trust, Series 2006-C24, Class A3	Aaa	5.558%		03/15/45	100	113,950
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%	(c)	06/15/45	800	934,370
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	660	763,227
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	6.122%	(c)	02/15/51	1,510	1,779,943

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $13,676,891)						14,288,233

CORPORATE BONDS — 6.8%

Banking — 3.8%
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	200	270,567

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%	01/24/22	$735	$863,302
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.000%	09/01/17	150	173,502
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	200	227,056
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%	01/14/22	1,035	1,136,411
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%	05/22/19	125	165,313
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	450	496,096
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.375%	03/15/20	75	83,697
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	615	708,404
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22	250	286,255
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%	08/17/15	7,250	7,284,032
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22	825	836,463
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	200	220,436
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%	04/23/19	125	153,665
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	150	164,648
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	01/26/20	125	136,061
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%	07/28/21	375	410,395
Royal Bank of Canada (Canada), Covered Notes	Aaa	1.200%	09/19/17	3,650	3,672,995
Wachovia Corp., Sr. Unsec’d. Notes	A2	5.750%	02/01/18	200	241,517

					17,530,815

Cable — 0.2%
Comcast Corp., Gtd. Notes	Baa1	3.125%	07/15/22	450	466,843
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.800%	03/15/22	420	432,207

					899,050

Capital Goods — 0.4%
Honeywell International, Inc., Sr. Unsec’d. Notes	A2	4.250%	03/01/21	100	117,363
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	3.375%	09/15/21	10	10,750
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.150%	10/15/21	65	69,335
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	3.900%	07/12/21	200	225,004
United Technologies Corp., Sr. Unsec’d. Notes	A2	3.100%	06/01/22	1,065	1,134,890
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	40	41,989
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	140	157,771

					1,757,102

Chemicals — 0.1%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	150	151,050
Ecolab, Inc., Sr. Unsec’d. Notes	Baa1	4.350%	12/08/21	175	198,532
EI du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.250%	04/01/21	175	202,848

					552,430

Electric
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	125	138,831

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Energy - Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	$70	$74,746
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	130	139,543
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	300	317,453
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	4.500%	10/01/20	105	121,889

					653,631

Energy - Other — 0.2%
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	3.250%	05/15/22	500	520,227
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	245	264,632
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	3.125%	02/15/22	200	215,087
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%	09/15/20	150	163,987

					1,163,933

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	5.375%	01/15/20	100	124,167
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	125	169,110
Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	5.375%	02/10/20	104	123,604
Mondelez International, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	96	115,811
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22	245	266,055

					798,747

Healthcare & Pharmaceutical — 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	100	108,868
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	4.400%	12/01/21	385	437,607
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	2.850%	05/08/22	360	373,903
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	3.600%	08/15/21	55	58,849
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22	215	217,754

					1,196,981

Healthcare Insurance — 0.1%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	06/01/21	125	137,283
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	125	145,776
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.300%	01/15/23	235	237,686

					520,745

Insurance — 0.4%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	06/01/22	455	512,765
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	140	162,391
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.200%	03/15/22	320	334,554
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	350	405,643
MetLife, Inc., Sr. Unsec’d. Notes	A3	7.717%	02/15/19	125	162,840

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%	09/15/22	$185	$187,083
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	4.625%	03/15/22	245	259,181

					2,024,457

Media & Entertainment — 0.2%
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	200	224,379
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	200	226,787
Time Warner, Inc., Gtd. Notes	Baa2	4.000%	01/15/22	30	33,087
Time Warner, Inc., Gtd. Notes	Baa2	4.875%	03/15/20	50	57,743
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	3.125%	06/15/22	465	480,267

					1,022,263

Non-Captive Finance — 0.3%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%	09/07/22	715	718,207
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	4.625%	01/07/21	45	50,254
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%	10/17/21	60	67,246
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN	A1	6.000%	08/07/19	75	91,222
General Electric Capital Corp., Sub. Notes	A2	5.300%	02/11/21	250	286,892

					1,213,821

Paper — 0.1%
International Paper Co., Sr. Unsec’d. Notes	Baa3	4.750%	02/15/22	290	329,301

Pipelines & Other — 0.1%
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	3.950%	09/01/22	175	187,988
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000%	11/15/21	60	64,570
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.125%	11/15/20	150	162,782

					415,340

Railroads — 0.1%
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%	01/15/22	200	220,782
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	150	182,650

					403,432

Real Estate Investment Trusts
Simon Property Group LP, Sr. Unsec’d. Notes	A3	2.800%	01/30/17	65	68,428
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	65	79,384

					147,812

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%	03/15/19	125	159,744
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%	04/15/21	100	117,596

					277,340

Telecommunications — 0.2%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	210	218,524

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.875%		08/15/21	$305	$345,234
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%		04/01/21	200	237,226

						800,984

Tobacco
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	50	71,615

TOTAL CORPORATE BONDS (cost $30,396,751)						31,918,630

NON-CORPORATE FOREIGN AGENCIES — 0.5%
Caisse d’Amortissement de la Dette Sociale (France), Sr. Unsec’d. Notes, 144A	Aaa	2.375%		03/31/16	370	384,911
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes	Aaa	2.375%		08/25/21	1,710	1,771,731

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $2,071,311)						2,156,642

SOVEREIGNS — 1.0%
Canada Government International Bond (Canada), Sr. Unsec’d. Notes	Aaa	0.875%		02/14/17	835	844,686
Province of Alberta Canada (Canada), Notes, 144A	Aaa	1.000%		06/21/17	3,720	3,766,500

TOTAL SOVEREIGNS (cost $4,551,758)						4,611,186

U.S. GOVERNMENT AGENCY OBLIGATIONS — 32.0%
Federal Farm Credit Bank(k)		1.625%		11/19/14	500	514,002
Federal Home Loan Banks		1.375%		05/28/14	7,500	7,648,372
Federal Home Loan Banks(k)		2.750%		12/12/14	370	390,016
Federal Home Loan Mortgage Corp.		0.375%		11/27/13	10,060	10,077,243
Federal Home Loan Mortgage Corp.		0.625%		12/29/14	9,575	9,633,800
Federal Home Loan Mortgage Corp.		1.000%		09/29/17	8,185	8,268,855
Federal Home Loan Mortgage Corp.		1.250%		08/01/19	13,630	13,662,603
Federal Home Loan Mortgage Corp.		1.250%		10/02/19	7,335	7,319,817
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	24,215	25,402,504
Federal National Mortgage Association		2.750%		03/13/14	500	518,040
Federal National Mortgage Association		5.375%		06/12/17	5,040	6,110,748
Financing Corp. FICO Strips Coupon, Series D-P		1.670%	(s)	09/26/19	1,500	1,335,914
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		2.350%	(s)	03/15/22	170	138,723
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		09/18/23	15,250	20,114,323
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		12/04/23	150	198,132
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		04/26/24	4,830	6,410,545
Residual Funding Corp. Strips Principal		1.670%	(s)	07/15/20	11,815	10,436,319
Resolution Funding Corp. Interest Strip		2.180%	(s)	10/15/21	4,570	3,809,922
Resolution Funding Corp. Interest Strip		2.220%	(s)	01/15/22	1,700	1,406,157
Tennessee Valley Authority, Sr. Unsec’d. Notes		3.875%		02/15/21	13,470	15,817,942

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $144,630,546)						149,213,977

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 15.3%
Federal Home Loan Mortgage Corp.	3.500%		06/01/42	$20,579	$22,108,090
Federal National Mortgage Association	3.000%		TBA	23,500	24,744,766
Federal National Mortgage Association	3.500%		TBA	3,000	3,209,531
Federal National Mortgage Association	3.500%		TBA	3,500	3,753,750
Government National Mortgage Association	4.000%		04/20/39-12/20/40	15,764	17,398,215

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $69,850,140)					71,214,352

U.S. TREASURY OBLIGATIONS — 26.0%
U.S. Treasury Bonds	3.000%		05/15/42	2,740	2,841,038
U.S. Treasury Bonds	6.250%		08/15/23	4,080	5,920,464
U.S. Treasury Notes	0.250%		03/31/14	4,930	4,931,538
U.S. Treasury Notes	0.250%		09/15/15	9,035	9,019,469
U.S. Treasury Notes	0.625%		08/31/17	1,330	1,330,831
U.S. Treasury Notes	0.625%		09/30/17	1,765	1,764,725
U.S. Treasury Notes	0.750%		08/15/13	40,000	40,196,880
U.S. Treasury Notes	0.750%		12/15/13	14,165	14,256,293
U.S. Treasury Notes	1.000%		09/30/19	45	44,831
U.S. Treasury Notes	1.625%		08/15/22	19,948	19,926,177
U.S. Treasury Notes	1.750%		03/31/14	120	122,728
U.S. Treasury Strips Coupon	2.210%	(n)	02/15/25	755	574,328
U.S. Treasury Strips Coupon	2.560%	(n)	05/15/25	900	678,057
U.S. Treasury Strips Coupon(k)	2.860%	(n)	11/15/26	385	273,138
U.S. Treasury Strips Principal	0.280%	(s)	02/15/15	11,325	11,247,809
U.S. Treasury Strips Principal	0.380%	(s)	02/15/16	980	967,403
U.S. Treasury Strips Principal	2.100%	(s)	11/15/24	9,500	7,372,028

TOTAL U.S. TREASURY OBLIGATIONS (cost $121,358,479)					121,467,737

TOTAL LONG-TERM INVESTMENTS (cost $424,392,143)					432,780,819

				Shares
SHORT-TERM INVESTMENT — 8.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $37,233,132)(w)				37,233,132	37,233,132

TOTAL INVESTMENTS — 100.8% (cost $461,625,275)					470,013,951
Liabilities in excess of other assets(x) — (0.8)%					(3,768,762)

NET ASSETS — 100.0%					$466,245,189

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
FICO	Financing Corp.
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s Rating.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

(n)	Rate shown reflects the effective yield at September 30, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Position:
659	5 Year U.S. Treasury Notes	Dec. 2012	$81,916,834	$82,133,023	$216,189

Short Positions:
93	2 Year U.S. Treasury Notes	Dec. 2012	20,500,478	20,509,406	(8,928)
311	10 Year U.S. Treasury Notes	Dec. 2012	41,315,159	41,513,641	(198,482)
175	90 Day Euro Dollar	Dec. 2012	43,607,296	43,610,000	(2,704)
126	U.S. Long Bond	Dec. 2012	18,914,951	18,821,250	93,701
59	U.S. Ultra Bond	Dec. 2012	9,674,367	9,747,906	(73,539)

					(189,952)

					$26,237

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$ 1,665	09/01/13	0.502%	3 month LIBOR(2)	$(2,430)	$—	$(2,430)	Barclays Bank PLC
10,415	10/30/13	0.563%	3 month LIBOR(2)	(40,660)	—	(40,660)	Morgan Stanley Capital Services
7,650	05/28/14	0.580%	3 month LIBOR(2)	(40,218)	—	(40,218)	Barclays Bank PLC
10,600	08/15/14	0.620%	3 month LIBOR(1)	(53,023)	—	(53,023)	Barclays Bank PLC
7,855	08/27/14	0.630%	3 month LIBOR(2)	(40,660)	—	(40,660)	Barclays Bank PLC
7,855	08/28/14	0.630%	3 month LIBOR(2)	(40,572)	—	(40,572)	Barclays Bank PLC
1,000	09/12/14	0.656%	3 month LIBOR(2)	(5,802)	—	(5,802)	Barclays Bank PLC
1,400	09/19/14	0.669%	3 month LIBOR(2)	(8,587)	—	(8,587)	JPMorgan Chase Bank
4,400	09/27/14	0.401%	3 month LIBOR(1)	3,676	—	3,676	Barclays Bank PLC
1,970	09/27/14	0.650%	3 month LIBOR(2)	(11,451)	—	(11,451)	Citibank N.A.
5,905	10/28/14	0.809%	3 month LIBOR(2)	(69,334)	—	(69,334)	Barclays Bank PLC
2,250	10/28/14	0.816%	3 month LIBOR(2)	(26,806)	—	(26,806)	Barclays Bank PLC
30,000	08/29/15	0.531%	3 month LIBOR(2)	(82,508)	—	(82,508)	Bank of Nova Scotia
4,950	09/28/15	0.491%	3 month LIBOR(1)	7,427	—	7,427	Credit Suisse International
740	09/28/15	0.918%	3 month LIBOR(2)	(10,536)	—	(10,536)	Barclays Bank PLC
900	10/06/15	0.998%	3 month LIBOR(1)	(18,298)	—	(18,298)	Citibank N.A.
230	08/04/16	1.528%	3 month LIBOR(2)	(8,915)	—	(8,915)	Citibank N.A.
9,900	08/15/16	1.285%	3 month LIBOR(1)	(285,699)	—	(285,699)	Barclays Bank PLC
870	08/22/16	1.168%	3 month LIBOR(2)	(20,919)	—	(20,919)	Morgan Stanley Capital Services
35,415	08/31/16	0.934%	3 month LIBOR(1)	518,959	—	518,959	Credit Suisse International
17,250	08/31/16	0.978%	3 month LIBOR(2)	(283,167)	—	(283,167)	JPMorgan Chase Bank
17,250	08/31/16	0.975%	3 month LIBOR(2)	(280,767)	—	(280,767)	JPMorgan Chase Bank
1,000	08/31/16	1.303%	3 month LIBOR(2)	(29,354)	—	(29,354)	Barclays Bank PLC
1,705	09/28/16	1.238%	3 month LIBOR(2)	(44,800)	—	(44,800)	Barclays Bank PLC
22,830	11/30/16	0.913%	3 month LIBOR(2)	(287,262)	—	(287,262)	JPMorgan Chase Bank
18,640	11/30/16	0.936%	3 month LIBOR(2)	(252,047)	—	(252,047)	JPMorgan Chase Bank
18,640	11/30/16	0.935%	3 month LIBOR(2)	(251,541)	—	(251,541)	JPMorgan Chase Bank
35,200	12/02/16	1.310%	3 month LIBOR(2)	(1,154,956)	—	(1,154,956)	Barclays Bank PLC
2,640	12/06/16	1.388%	3 month LIBOR(2)	(95,569)	—	(95,569)	Barclays Bank PLC
8,730	12/08/16	1.345%	3 month LIBOR(2)	(299,436)	—	(299,436)	Barclays Bank PLC
1,490	12/30/16	1.328%	3 month LIBOR(1)	47,640	—	47,640	Citibank N.A.
2,310	01/03/17	1.311%	3 month LIBOR(2)	(71,693)	—	(71,693)	Citibank N.A.
2,520	01/12/17	1.201%	3 month LIBOR(2)	(65,141)	—	(65,141)	JPMorgan Chase Bank
3,610	01/26/17	1.215%	3 month LIBOR(1)	93,975	—	93,975	Bank of Nova Scotia

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 2,520	01/26/17	1.227%	3 month LIBOR(1)	$67,000	$—	$67,000	JPMorgan Chase Bank
3,220	01/27/17	1.138%	3 month LIBOR(2)	(72,570)	—	(72,570)	Bank of Nova Scotia
13,375	01/31/17	1.055%	3 month LIBOR(1)	250,384	—	250,384	Bank of Nova Scotia
2,720	02/08/17	1.037%	3 month LIBOR(2)	(48,063)	—	(48,063)	Bank of Nova Scotia
3,685	02/13/17	1.128%	3 month LIBOR(2)	(79,518)	—	(79,518)	Bank of Nova Scotia
11,415	02/28/17	0.680%	3 month LIBOR(1)	4,172	—	4,172	Citibank N.A.
1,730	03/06/17	1.123%	3 month LIBOR(2)	(36,004)	—	(36,004)	Barclays Bank PLC
7,500	05/25/17	1.090%	3 month LIBOR(1)	159,010	—	159,010	Bank of Nova Scotia
5,000	08/17/17	0.978%	3 month LIBOR(1)	58,401	—	58,401	Bank of Nova Scotia
2,300	08/20/17	1.010%	3 month LIBOR(1)	30,254	—	30,254	Bank of Nova Scotia
6,300	08/28/17	0.873%	3 month LIBOR(1)	38,436	—	38,436	Bank of Nova Scotia
31,300	09/10/17	0.845%	3 month LIBOR(2)	(134,649)	—	(134,649)	Morgan Stanley Capital Services
6,725	09/25/17	0.820%	3 month LIBOR(2)	(17,929)	—	(17,929)	Bank of Nova Scotia
270	05/15/18	2.318%	3 month LIBOR(1)	23,312	—	23,312	JPMorgan Chase Bank
220	08/03/18	2.293%	3 month LIBOR(1)	17,557	—	17,557	Barclays Bank PLC
1,200	08/09/18	2.136%	3 month LIBOR(1)	84,381	—	84,381	Bank of America N.A.
8,750	08/15/18	1.890%	3 month LIBOR(1)	(485,780)	—	(485,780)	Barclays Bank PLC
1,070	08/30/18	1.850%	3 month LIBOR(1)	56,242	—	56,242	Morgan Stanley Capital Services
700	08/31/18	1.893%	3 month LIBOR(2)	(38,628)	—	(38,628)	Barclays Bank PLC
1,800	09/02/18	1.813%	3 month LIBOR(1)	(90,163)	—	(90,163)	Bank of America N.A.
910	09/21/18	1.673%	3 month LIBOR(2)	(37,399)	—	(37,399)	Barclays Bank PLC
1,880	10/11/18	1.770%	3 month LIBOR(1)	100,566	—	100,566	JPMorgan Chase Bank
1,940	10/21/18	1.908%	3 month LIBOR(2)	(119,745)	—	(119,745)	Barclays Bank PLC
2,795	11/08/18	1.738%	3 month LIBOR(2)	(139,411)	—	(139,411)	Citibank N.A.
30,000	11/30/18	1.823%	3 month LIBOR(2)	(1,624,147)	—	(1,624,147)	Barclays Bank PLC
4,000	12/08/18	1.803%	3 month LIBOR(2)	(210,212)	—	(210,212)	Barclays Bank PLC
2,720	12/14/18	1.709%	3 month LIBOR(2)	(125,985)	—	(125,985)	Barclays Bank PLC
10,200	01/04/19	1.663%	3 month LIBOR(2)	(420,192)	—	(420,192)	Barclays Bank PLC
1,485	01/12/19	1.699%	3 month LIBOR(2)	(63,846)	—	(63,846)	Citibank N.A.
2,120	01/17/19	1.603%	3 month LIBOR(2)	(77,625)	—	(77,625)	Barclays Bank PLC
3,700	01/20/19	1.565%	3 month LIBOR(1)	125,898	—	125,898	Bank of Nova Scotia
3,265	02/03/19	1.448%	3 month LIBOR(2)	(84,117)	—	(84,117)	Bank of Nova Scotia
21,500	02/13/19	1.618%	3 month LIBOR(2)	(774,596)	—	(774,596)	Barclays Bank PLC
4,000	02/16/19	1.580%	3 month LIBOR(1)	133,777	—	133,777	Citibank N.A.
5,300	02/21/19	1.643%	3 month LIBOR(2)	(197,100)	—	(197,100)	JPMorgan Chase Bank
1,605	02/21/19	1.573%	3 month LIBOR(2)	(52,547)	—	(52,547)	Citibank N.A.
2,110	03/05/19	1.643%	3 month LIBOR(2)	(77,253)	—	(77,253)	Bank of Nova Scotia
17,330	03/27/19	1.829%	3 month LIBOR(2)	(821,847)	—	(821,847)	Barclays Bank PLC
23,750	03/30/19	1.732%	3 month LIBOR(2)	(948,778)	—	(948,778)	Bank of Nova Scotia
9,730	05/14/19	1.538%	3 month LIBOR(1)	317,526	—	317,526	Bank of Nova Scotia
14,350	06/20/19	1.306%	3 month LIBOR(2)	(213,842)	—	(213,842)	Bank of Nova Scotia
7,600	07/18/19	1.186%	3 month LIBOR(2)	(30,142)	—	(30,142)	Bank of Nova Scotia
7,415	07/23/19	1.220%	3 month LIBOR(2)	(44,380)	—	(44,380)	Bank of Nova Scotia
7,300	07/31/19	1.176%	3 month LIBOR(2)	(18,312)	—	(18,312)	Bank of Nova Scotia
4,300	08/01/19	1.229%	3 month LIBOR(2)	(25,890)	—	(25,890)	Bank of Nova Scotia
16,750	08/06/19	1.211%	3 month LIBOR(2)	(75,307)	—	(75,307)	Bank of Nova Scotia
4,000	08/08/19	1.271%	3 month LIBOR(2)	(34,046)	—	(34,046)	Credit Suisse International
33,000	08/29/19	1.299%	3 month LIBOR(2)	(305,271)	—	(305,271)	Bank of Nova Scotia
2,500	09/04/19	1.263%	3 month LIBOR(1)	16,015	—	16,015	Barclays Bank PLC
2,950	10/02/19	1.188%	3 month LIBOR(2)	475	—	475	Bank of Nova Scotia
2,520	10/02/19	1.189%	3 month LIBOR(2)	190	—	190	Bank of Nova Scotia
200	06/08/21	4.640%	3 month LIBOR(1)	22,156	—	22,156	Morgan Stanley Capital Services
500	07/26/21	3.068%	3 month LIBOR(1)	67,654	—	67,654	Morgan Stanley Capital Services
100	07/28/21	3.085%	3 month LIBOR(1)	13,668	—	13,668	Bank of America N.A.
910	08/04/21	2.803%	3 month LIBOR(1)	101,705	—	101,705	Barclays Bank PLC
26,750	08/09/21	2.579%	3 month LIBOR(1)	2,465,172	—	2,465,172	Morgan Stanley Capital Services
170	08/09/21	2.625%	3 month LIBOR(2)	(16,343)	—	(16,343)	Citibank N.A.
13,200	08/10/21	2.575%	3 month LIBOR(1)	1,211,203	—	1,211,203	Barclays Bank PLC

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 37,400	08/11/21	2.590%	3 month LIBOR(1)	$3,478,225	$—	$3,478,225	Morgan Stanley Capital Services
3,100	08/12/21	2.323%	3 month LIBOR(1)	216,744	—	216,744	UBS AG
1,795	08/18/21	2.408%	3 month LIBOR(2)	(137,891)	—	(137,891)	Citibank N.A.
1,025	08/19/21	2.280%	3 month LIBOR(1)	(67,450)	—	(67,450)	Bank of America N.A.
3,000	08/24/21	2.253%	3 month LIBOR(1)	189,127	—	189,127	Bank of America N.A.
760	08/24/21	2.255%	3 month LIBOR(1)	48,076	—	48,076	Citibank N.A.
2,400	08/25/21	2.283%	3 month LIBOR(1)	157,390	—	157,390	Morgan Stanley Capital Services
1,710	08/25/21	2.222%	3 month LIBOR(2)	(103,226)	—	(103,226)	Bank of America N.A.
8,340	08/31/21	2.343%	3 month LIBOR(1)	590,351	—	590,351	UBS AG
2,900	09/06/21	2.265%	3 month LIBOR(2)	(183,368)	—	(183,368)	UBS AG
795	09/06/21	2.431%	3 month LIBOR(1)	61,652	—	61,652	Morgan Stanley Capital Services
660	09/06/21	2.223%	3 month LIBOR(1)	39,348	—	39,348	UBS AG
3,100	09/08/21	2.180%	3 month LIBOR(1)	173,129	—	173,129	Morgan Stanley Capital Services
500	09/13/21	2.171%	3 month LIBOR(2)	(27,387)	—	(27,387)	Bank of America N.A.
1,040	09/14/21	2.160%	3 month LIBOR(1)	55,905	—	55,905	Barclays Bank PLC
2,010	09/15/21	2.166%	3 month LIBOR(1)	109,078	—	109,078	Barclays Bank PLC
840	09/22/21	2.158%	3 month LIBOR(1)	44,591	—	44,591	Barclays Bank PLC
500	09/23/21	2.099%	3 month LIBOR(2)	(23,975)	—	(23,975)	Citibank N.A.
17,495	09/27/21	1.933%	3 month LIBOR(1)	584,615	—	584,615	Citibank N.A.
2,540	09/28/21	2.016%	3 month LIBOR(1)	102,916	—	102,916	Barclays Bank PLC
3,950	09/29/21	2.158%	3 month LIBOR(1)	203,287	—	203,287	Barclays Bank PLC
29,885	10/03/21	2.188%	3 month LIBOR(1)	1,931,290	—	1,931,290	Barclays Bank PLC
690	10/03/21	2.160%	3 month LIBOR(1)	42,867	—	42,867	Morgan Stanley Capital Services
460	10/04/21	2.108%	3 month LIBOR(1)	26,371	—	26,371	Citibank N.A.
15,795	10/06/21	1.965%	3 month LIBOR(1)	698,335	—	698,335	JPMorgan Chase Bank
1,270	10/06/21	2.038%	3 month LIBOR(2)	(64,510)	—	(64,510)	Citibank N.A.
920	10/06/21	2.060%	3 month LIBOR(2)	(48,611)	—	(48,611)	UBS AG
840	10/07/21	2.135%	3 month LIBOR(1)	50,038	—	50,038	Citibank N.A.
1,360	10/11/21	2.265%	3 month LIBOR(2)	(96,684)	—	(96,684)	Citibank N.A.
16,300	10/13/21	2.340%	3 month LIBOR(1)	1,267,108	—	1,267,108	UBS AG
4,985	10/14/21	2.405%	3 month LIBOR(1)	416,647	—	416,647	UBS AG
11,000	11/04/21	2.223%	3 month LIBOR(2)	(719,514)	—	(719,514)	Morgan Stanley Capital Services
8,195	11/22/21	2.175%	3 month LIBOR(1)	490,155	—	490,155	Morgan Stanley Capital Services
50,075	11/25/21	2.148%	3 month LIBOR(1)	2,860,570	—	2,860,570	Morgan Stanley Capital Services
52,565	11/29/21	2.129%	3 month LIBOR(1)	2,899,461	—	2,899,461	JPMorgan Chase Bank
22,300	11/30/21	2.229%	3 month LIBOR(1)	1,430,837	—	1,430,837	JPMorgan Chase Bank
21,800	11/30/21	2.210%	3 month LIBOR(1)	1,360,096	—	1,360,096	Barclays Bank PLC
1,070	12/19/21	2.053%	3 month LIBOR(1)	50,232	—	50,232	Barclays Bank PLC
2,700	12/22/21	2.085%	3 month LIBOR(1)	134,351	—	134,351	Barclays Bank PLC
2,680	01/13/22	1.660%	3 month LIBOR(2)	(19,283)	—	(19,283)	Citibank N.A.
1,915	01/13/22	2.050%	3 month LIBOR(2)	(83,811)	—	(83,811)	Bank of Nova Scotia
2,000	01/20/22	1.999%	3 month LIBOR(2)	(77,149)	—	(77,149)	Bank of Nova Scotia
1,930	01/24/22	2.148%	3 month LIBOR(1)	99,890	—	99,890	Bank of Nova Scotia
1,530	01/24/22	2.113%	3 month LIBOR(2)	(74,348)	—	(74,348)	Bank of Nova Scotia
1,235	01/24/22	2.118%	3 month LIBOR(2)	(60,571)	—	(60,571)	Bank of Nova Scotia
2,000	01/25/22	2.171%	3 month LIBOR(1)	107,618	—	107,618	Bank of Nova Scotia
4,850	01/31/22	2.038%	3 month LIBOR(1)	200,200	—	200,200	Citibank N.A.
1,970	02/02/22	1.914%	3 month LIBOR(2)	(58,899)	—	(58,899)	Citibank N.A.
1,965	02/13/22	2.120%	3 month LIBOR(1)	93,743	—	93,743	Bank of Nova Scotia
1,550	02/17/22	2.018%	3 month LIBOR(2)	(59,200)	—	(59,200)	Bank of Nova Scotia
1,145	02/21/22	2.105%	3 month LIBOR(2)	(52,443)	—	(52,443)	JPMorgan Chase Bank
765	02/21/22	2.100%	3 month LIBOR(2)	(34,693)	—	(34,693)	JPMorgan Chase Bank
1,160	02/23/22	2.117%	3 month LIBOR(2)	(54,213)	—	(54,213)	JPMorgan Chase Bank
1,500	03/02/22	2.010%	3 month LIBOR(1)	54,975	—	54,975	Barclays Bank PLC
6,450	03/09/22	2.045%	3 month LIBOR(1)	253,663	—	253,663	Bank of Nova Scotia
28,400	03/19/22	2.389%	3 month LIBOR(1)	1,977,238	—	1,977,238	Bank of Nova Scotia
2,000	03/21/22	2.325%	3 month LIBOR(1)	127,593	—	127,593	Barclays Bank PLC
3,100	03/23/22	2.368%	3 month LIBOR(1)	209,176	—	209,176	Citibank N.A.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 1,300	03/28/22	2.350%	3 month LIBOR(1)	$85,245	$—	$85,245	Barclays Bank PLC
4,010	03/30/22	2.238%	3 month LIBOR(2)	(217,078)	—	(217,078)	Barclays Bank PLC
5,000	04/11/22	2.295%	3 month LIBOR(1)	349,255	—	349,255	Barclays Bank PLC
11,600	04/13/22	2.133%	3 month LIBOR(1)	629,136	—	629,136	Bank of Nova Scotia
2,650	05/15/22	1.988%	3 month LIBOR(2)	(100,696)	—	(100,696)	JPMorgan Chase Bank
11,500	05/17/22	1.948%	3 month LIBOR(1)	391,948	—	391,948	Bank of Nova Scotia
13,910	05/18/22	1.951%	3 month LIBOR(1)	478,069	—	478,069	Morgan Stanley Capital Services
7,700	05/18/22	1.898%	3 month LIBOR(1)	(225,371)	—	(225,371)	Morgan Stanley Capital Services
15,000	05/21/22	1.893%	3 month LIBOR(1)	427,627	—	427,627	Bank of Nova Scotia
30,000	05/22/22	1.846%	3 month LIBOR(1)	722,470	—	722,470	Morgan Stanley Capital Services
12,300	06/07/22	1.771%	3 month LIBOR(1)	195,534	—	195,534	Bank of Nova Scotia
2,300	06/11/22	1.843%	3 month LIBOR(2)	(51,359)	—	(51,359)	Bank of Nova Scotia
1,850	08/06/22	1.643%	3 month LIBOR(2)	3,423	—	3,423	Bank of Nova Scotia
7,100	08/10/22	1.788%	3 month LIBOR(2)	(82,752)	—	(82,752)	Credit Suisse International
2,500	08/10/22	1.758%	3 month LIBOR(2)	(22,050)	—	(22,050)	Bank of Nova Scotia
3,500	08/29/22	1.777%	3 month LIBOR(2)	(32,903)	—	(32,903)	Citibank N.A.
2,630	09/11/22	1.833%	3 month LIBOR(2)	(35,998)	—	(35,998)	Bank of Nova Scotia
3,600	09/18/22	1.874%	3 month LIBOR(1)	61,578	—	61,578	Barclays Bank PLC
29,000	12/31/22	0.000%	3 month LIBOR(1)	206,927	—	206,927	Citibank N.A.
27,500	12/31/22	0.000%	3 month LIBOR(1)	525,301	—	525,301	Barclays Bank PLC
16,300	12/31/22	0.000%	3 month LIBOR(1)	1,662,914	—	1,662,914	Citibank N.A.
5,000	12/31/22	3.001%	3 month LIBOR(1)	823,264	—	823,264	Barclays Bank PLC
4,015	12/31/22	3.510%	3 month LIBOR(1)	967,160	—	967,160	Citibank N.A.
3,500	12/31/22	4.063%	3 month LIBOR(1)	1,149,924	—	1,149,924	Citibank N.A.
2,500	12/31/22	3.843%	3 month LIBOR(1)	769,075	—	769,075	JPMorgan Chase Bank
2,500	12/31/22	3.415%	3 month LIBOR(1)	551,789	—	551,789	Citibank N.A.
2,300	12/31/22	2.422%	3 month LIBOR(1)	203,353	—	203,353	Morgan Stanley Capital Services
2,050	12/31/22	2.412%	3 month LIBOR(2)	(171,741)	—	(171,741)	Morgan Stanley Capital Services
1,900	12/31/22	2.467%	3 month LIBOR(2)	(180,850)	—	(180,850)	Citibank N.A.
13,000	08/15/26	3.000%	3 month LIBOR(1)	1,449,588	—	1,449,588	Barclays Bank PLC
1,650	08/24/26	2.720%	3 month LIBOR(1)	124,689	—	124,689	Bank of America N.A.
4,390	09/27/26	2.313%	3 month LIBOR(1)	96,758	—	96,758	Citibank N.A.
7,380	10/03/26	2.570%	3 month LIBOR(1)	483,793	—	483,793	Barclays Bank PLC
4,445	10/05/26	2.410%	3 month LIBOR(1)	198,120	—	198,120	Barclays Bank PLC
3,830	10/06/26	2.312%	3 month LIBOR(1)	121,440	—	121,440	JPMorgan Chase Bank
1,890	11/02/26	2.773%	3 month LIBOR(2)	(169,111)	—	(169,111)	Barclays Bank PLC
27,700	11/30/26	2.550%	3 month LIBOR(1)	1,616,721	—	1,616,721	JPMorgan Chase Bank
1,350	12/21/26	2.388%	3 month LIBOR(2)	(48,449)	—	(48,449)	Barclays Bank PLC
870	02/06/27	2.383%	3 month LIBOR(2)	(26,375)	—	(26,375)	Bank of Nova Scotia
730	02/14/27	2.503%	3 month LIBOR(1)	33,051	—	33,051	Barclays Bank PLC
1,000	02/23/27	2.540%	3 month LIBOR(2)	(49,458)	—	(49,458)	Barclays Bank PLC
2,400	03/30/27	2.674%	3 month LIBOR(2)	(151,478)	—	(151,478)	Bank of Nova Scotia
2,700	04/19/27	2.553%	3 month LIBOR(2)	(158,290)	—	(158,290)	Barclays Bank PLC
1,900	04/23/27	2.544%	3 month LIBOR(2)	(108,581)	—	(108,581)	Barclays Bank PLC
2,200	05/17/27	2.360%	3 month LIBOR(1)	67,511	—	67,511	Bank of Nova Scotia
5,550	05/18/27	2.360%	3 month LIBOR(1)	169,911	—	169,911	Morgan Stanley Capital Services
4,500	07/12/27	2.065%	3 month LIBOR(2)	61,829	—	61,829	Barclays Bank PLC
6,720	08/15/28	2.367%	3 month LIBOR(2)	(63,518)	—	(63,518)	JPMorgan Chase Bank
340	08/24/41	3.074%	3 month LIBOR(2)	(35,795)	—	(35,795)	Citibank N.A.
340	08/24/41	3.065%	3 month LIBOR(2)	(35,164)	—	(35,164)	Citibank N.A.
345	09/06/41	3.110%	3 month LIBOR(2)	(38,691)	—	(38,691)	UBS AG
345	09/06/41	3.028%	3 month LIBOR(2)	(32,659)	—	(32,659)	UBS AG
360	09/08/41	2.954%	3 month LIBOR(1)	28,418	—	28,418	Barclays Bank PLC
100	09/09/41	3.019%	3 month LIBOR(1)	9,274	—	9,274	Barclays Bank PLC
590	10/11/41	2.719%	3 month LIBOR(2)	(23,320)	—	(23,320)	JPMorgan Chase Bank
630	10/17/41	2.905%	3 month LIBOR(1)	49,980	—	49,980	Barclays Bank PLC
900	12/12/41	2.685%	3 month LIBOR(1)	25,279	—	25,279	Citibank N.A.
845	12/20/41	2.614%	3 month LIBOR(2)	(10,409)	—	(10,409)	Citibank N.A.

AST BOND PORTFOLIO 2022 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 680	12/20/41	2.615%	3 month LIBOR(1)	$8,560	$—	$8,560	Barclays Bank PLC
515	01/10/42	2.718%	3 month LIBOR(1)	16,535	—	16,535	Barclays Bank PLC
545	01/11/42	2.710%	3 month LIBOR(1)	16,583	—	16,583	Citibank N.A.
1,060	01/12/42	2.773%	3 month LIBOR(2)	(46,421)	—	(46,421)	Citibank N.A.
860	02/09/42	2.840%	3 month LIBOR(1)	48,403	—	48,403	Barclays Bank PLC

				$28,114,623	$—	$28,114,623

(1) Portfolio pays the floating rate and receives the fixed rate.
(2) Portfolio pays the fixed rate and receives the floating rate.
(3) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.
# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$37,910,062	$—
Commercial Mortgage-Backed Securities	—	14,288,233	—
Corporate Bonds	—	31,918,630	—
Non-Corporate Foreign Agencies	—	2,156,642	—
Sovereigns	—	4,611,186	—
U.S. Government Agency Obligations	—	149,213,977	—
U.S. Government Mortgage-Backed Securities	—	71,214,352	—
U.S. Treasury Obligations	—	121,467,737	—
Affiliated Money Market Mutual Fund	37,233,132	—	—
Other Financial Instruments*
Futures Contracts	26,237	—	—
Interest Rate Swaps	—	28,114,623	—

Total	$37,259,369	$460,895,442	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Interest Rate Swaps
Balance as of 12/31/11	$5,081,235
Realized gain (loss)	—	**
Change in unrealized appreciation (depreciation)***	—
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	(5,081,235)

Balance as of 09/30/12	$—

*   Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

** The realized gain during the reporting period for other financial instruments was $1,833,045.
*** Of which, $0 was included in Net Assets relating to securities held at the reporting period end.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as the beginning of period. At the reporting period end, there were 8 Interest Rate Swaps transferred from Level 3 into Level 2 due to the fact that an independent pricing agent was able to obtain sufficient market data to provide a reasonable market value for these securities.

AST BOND PORTFOLIO 2023

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 62.4%
ASSET-BACKED SECURITIES — 5.7%
Ally Auto Receivables Trust, Series 2012-1, Class A3	Aaa	0.930%		02/16/16	$50	$50,424
Ally Auto Receivables Trust, Series 2012-SN1, Class A2	Aaa	0.510%		12/22/14	200	200,057
American Express Credit Account Master Trust, Series 2008-6, Class A	Aaa	1.421%	(c)	02/15/18	50	51,566
American Express Credit Account Master Trust, Series 2012-3, Class A	AAA(d)	0.371%	(c)	03/15/18	400	400,012
Bank of America Auto Trust, Series 2012-1, Class A3	Aaa	0.780%		06/15/16	100	100,576
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.971%	(c)	03/15/16	150	156,152
CarMax Auto Owner Trust, Series 2012-1, Class A3	AAA(d)	0.890%		09/15/16	50	50,371
Discover Card Master Trust, Series 2012-A3, Class A3	Aaa	0.860%		11/15/17	200	201,835
Discover Card Master Trust, Series 2012-A5, Class A5	Aaa	0.421%	(c)	01/15/18	300	300,863
Ford Credit Auto Owner Trust, Series 2012-B, Class A3	AAA(d)	0.720%		12/15/16	100	100,475
Ford Credit Auto Owner Trust, Series 2012-C, Class A2	Aaa	0.470%		04/15/15	300	300,351
GE Equipment Midticket LLC, Series 2012-1, Class A2	AAA(d)	0.470%		01/22/15	400	399,970
GE Equipment Small Ticket LLC, Series 2012-1A, Class A2, 144A	Aaa	0.850%		11/21/14	100	100,230
Honda Auto Receivables Owner Trust, Series 2012-1, Class A3	Aaa	0.770%		01/15/16	50	50,340
Honda Auto Receivables Owner Trust, Series 2012-2, Class A2	Aaa	0.560%		11/17/14	100	100,201
MBNA Credit Card Master Note Trust, Series 2006-C1, Class C1	A3	0.641%	(c)	07/15/15	300	300,002
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A3	Aaa	0.730%		05/16/16	50	50,285
World Omni Automobile Lease Securitization Trust, Series 2012-A, Class A2	Aaa	0.710%		01/15/15	200	200,393

TOTAL ASSET-BACKED SECURITIES (cost $3,110,056)						3,114,103

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
Banc of America Commercial Mortgage, Inc., Series 2006-6, Class A3	Aaa	5.369%		10/10/45	50	54,583
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A3	AAA(d)	5.736%		06/11/50	65	68,388
Bear Stearns Commercial Mortgage Securities, Series PW10, Class A4	AAA(d)	5.405%		12/11/40	60	67,583
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%		10/15/48	100	115,755
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4	AAA(d)	5.588%	(c)	02/15/39	100	113,474
FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class A2	AA+(d)	3.531%		06/25/20	50	55,833
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	200	231,630
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	156	161,388
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A3	Aaa	6.175%	(c)	02/15/51	50	53,476

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4	AAA(d)	5.847%	(c)	05/12/39	$150	$172,644
Morgan Stanley Capital I, Series 2005-IQ9, Class A5	AAA(d)	4.700%		07/15/56	50	53,838
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A3	Aaa	3.058%		05/10/63	155	163,441
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	30	34,692
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	6.122%	(c)	02/15/51	100	117,877

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $1,434,973)						1,464,602

CORPORATE BONDS — 3.7%

Banking — 1.9%
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	2.375%		03/24/17	50	52,592
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22	100	117,456
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		01/14/22	125	137,248
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%		01/24/22	125	143,984
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes.	Aa3	4.875%		01/14/22	50	57,251
Inter-American Development Bank, Sr. Unsec’d. Notes	Aaa	0.500%		08/17/15	340	341,596
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%		09/23/22	75	76,042
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%		01/24/22	50	55,462
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN	Baa1	5.500%		07/28/21	75	82,079

						1,063,710

Cable — 0.2%
Comcast Corp., Gtd. Notes	Baa1	3.125%		07/15/22	50	51,871
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.800%		03/15/22	50	51,453

						103,324

Capital Goods — 0.1%
John Deere Capital Corp., Sr. Notes	A2	2.800%		01/27/23	50	51,645

Chemicals
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%		10/01/22	15	15,105

Energy - Integrated — 0.1%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%		05/06/22	50	52,909

Energy - Other — 0.2%
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%		12/15/21	50	54,006
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	5.125%		09/15/20	50	54,662

						108,668

Foods — 0.2%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%		07/15/22	80	81,133

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare & Pharmaceutical — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.625%		05/15/22	$50	$52,715
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%		10/01/22	25	25,320

						78,035

Healthcare Insurance — 0.1%
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.300%		01/15/23	25	25,286

Insurance — 0.1%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		06/01/22	35	39,444
Principal Financial Group, Inc., Gtd. Notes	A3	3.300%		09/15/22	20	20,225

						59,669

Media & Entertainment — 0.3%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	2.875%		01/15/23	40	39,927
Time Warner, Inc., Gtd. Notes	Baa2	3.400%		06/15/22	50	52,806
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	3.125%		06/15/22	50	51,642

						144,375

Non-Captive Finance — 0.2%
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%		09/07/22	120	120,538
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	4.650%		10/17/21	5	5,604

						126,142

Retailers — 0.1%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%		03/15/19	50	63,898

Telecommunications — 0.1%
AT&T, Inc., Sr. Unsec’d. Notes	A2	3.000%		02/15/22	50	52,860

TOTAL CORPORATE BONDS (cost $1,978,555)						2,026,759

SOVEREIGN — 0.5%
Province of Alberta Canada (Canada), Notes, 144A (cost $274,799)	Aaa	1.000%		06/21/17	275	278,438

U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.4%
Federal Home Loan Mortgage Corp.(k)		0.500%		04/17/15	800	802,754
Federal Home Loan Mortgage Corp.		1.250%		08/01/19	1,390	1,393,325
Federal Home Loan Mortgage Corp.		1.250%		10/02/19	1,445	1,442,009
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	1,105	1,159,189
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		09/18/23	743	979,996
Israel Government AID Bond (Israel), Gov’t. Gtd. Notes		5.500%		04/26/24	190	252,175
Residual Funding Corp. Strips Principal		1.670%	(s)	07/15/20	240	211,995
Resolution Funding Corp. Strips Interest		2.180%	(n)	10/15/21	1,260	1,050,438
Tennessee Valley Authority, Sr. Unsec’d. Notes		3.875%		02/15/21	500	587,154
Tennessee Valley Authority, Unsec’d. Notes		1.875%		08/15/22	620	616,556

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $8,320,036)						8,495,591

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 15.9%
Federal Home Loan Mortgage Corp.	3.500%		06/01/42	$1,211	$1,300,880
Federal National Mortgage Association	3.000%		TBA	5,000	5,264,844
Federal National Mortgage Association	3.500%		TBA	1,000	1,072,500
Government National Mortgage Association	3.500%		TBA	1,000	1,095,781

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $8,641,531)					8,734,005

U.S. TREASURY OBLIGATIONS — 18.5%
U.S. Treasury Bonds	3.000%		05/15/42	185	191,822
U.S. Treasury Bonds	6.125%		11/15/27	775	1,166,375
U.S. Treasury Bonds	6.250%		08/15/23	290	420,817
U.S. Treasury Notes	0.250%		09/30/14	2,300	2,300,538
U.S. Treasury Notes	0.250%		09/15/15	220	219,622
U.S. Treasury Notes	0.750%		08/15/13	5,060	5,084,905
U.S. Treasury Notes	1.000%		09/30/19	5	4,981
U.S. Treasury Notes	1.625%		08/15/22	223	222,257
U.S. Treasury Strips Coupon	2.210%	(n)	02/15/25	20	15,214
U.S. Treasury Strips Principal	0.280%	(s)	02/15/15	565	561,149

TOTAL U.S. TREASURY OBLIGATIONS (cost $10,220,548)					10,187,680

TOTAL LONG-TERM INVESTMENTS (cost $33,980,498)					34,301,178

				Shares
SHORT-TERM INVESTMENT — 53.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $29,285,605)(w)				29,285,605	29,285,605

TOTAL INVESTMENTS — 115.7% (cost $63,266,103)					63,586,783
Liabilities in excess of other assets(x) — (15.7)%					(8,643,337)

NET ASSETS — 100.0%					$54,943,446

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
AID	Agency for International Development
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s Rating.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
15	90 Day Euro Dollar	Dec. 2012	$3,738,232	$3,738,000	$(232)
5	5 Year U.S. Treasury Notes	Dec. 2012	620,441	623,164	2,723
8	U.S. Long Bond	Dec. 2012	1,171,577	1,195,000	23,423

					25,914

Short Positions:
15	2 Year U.S. Treasury Notes	Dec. 2012	3,307,654	3,307,969	(315)
1	10 Year U.S. Treasury Notes	Dec. 2012	133,701	133,484	217
5	U.S. Ultra Bond	Dec. 2012	823,801	826,094	(2,293)

					(2,391)

					$23,523

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$ 650	02/28/14	0.596%	3 month LIBOR(2)	$(2,296)	$—	$(2,296)	Barclays Bank PLC
1,700	03/29/14	0.570%	3 month LIBOR(2)	(3,833)	—	(3,833)	Barclays Bank PLC
790	07/03/14	0.553%	3 month LIBOR(1)	2,985	—	2,985	Bank of Nova Scotia
1,190	11/30/16	0.913%	3 month LIBOR(2)	(14,973)	—	(14,973)	JPMorgan Chase Bank
990	11/30/16	0.936%	3 month LIBOR(2)	(13,387)	—	(13,387)	JPMorgan Chase Bank
990	11/30/16	0.935%	3 month LIBOR(2)	(13,360)	—	(13,360)	JPMorgan Chase Bank
55	01/26/17	1.215%	3 month LIBOR(1)	1,432	—	1,432	Bank of Nova Scotia
165	01/27/17	1.138%	3 month LIBOR(2)	(3,719)	—	(3,719)	Bank of Nova Scotia
1,285	02/28/17	0.680%	3 month LIBOR(1)	470	—	470	Citibank N.A.
1,150	03/27/17	1.340%	3 month LIBOR(2)	(34,543)	—	(34,543)	Barclays Bank PLC
960	03/29/17	1.267%	3 month LIBOR(2)	(24,563)	—	(24,563)	Bank of Nova Scotia
500	04/13/17	1.168%	3 month LIBOR(1)	13,225	—	13,225	Bank of Nova Scotia
585	07/16/17	0.847%	3 month LIBOR(2)	(3,749)	—	(3,749)	Bank of Nova Scotia
1,425	09/25/17	0.820%	3 month LIBOR(2)	(3,799)	—	(3,799)	Bank of Nova Scotia
580	09/28/17	0.795%	3 month LIBOR(1)	800	—	800	Credit Suisse International
35	02/21/19	1.573%	3 month LIBOR(2)	(1,146)	—	(1,146)	Citibank N.A.
670	03/27/19	1.829%	3 month LIBOR(2)	(31,774)	—	(31,774)	Barclays Bank PLC
650	05/14/19	1.538%	3 month LIBOR(1)	21,211	—	21,211	Bank of Nova Scotia
1,400	08/06/19	1.211%	3 month LIBOR(2)	(6,296)	—	(6,296)	Bank of Nova Scotia
500	09/24/19	1.238%	3 month LIBOR(1)	1,850	—	1,850	Barclays Bank PLC
1,100	10/02/19	1.189%	3 month LIBOR(2)	83	—	83	Bank of Nova Scotia
265	01/13/22	1.660%	3 month LIBOR(2)	(1,907)	—	(1,907)	Citibank N.A.
60	01/24/22	2.113%	3 month LIBOR(2)	(2,916)	—	(2,916)	Bank of Nova Scotia
230	02/02/22	1.913%	3 month LIBOR(1)	6,851	—	6,851	Barclays Bank PLC
35	02/02/22	1.914%	3 month LIBOR(2)	(1,046)	—	(1,046)	Citibank N.A.
40	02/13/22	2.120%	3 month LIBOR(1)	1,908	—	1,908	Bank of Nova Scotia
30	02/17/22	2.018%	3 month LIBOR(2)	(1,146)	—	(1,146)	Bank of Nova Scotia
25	02/21/22	2.105%	3 month LIBOR(2)	(1,145)	—	(1,145)	JPMorgan Chase Bank
15	02/21/22	2.100%	3 month LIBOR(2)	(680)	—	(680)	JPMorgan Chase Bank
135	03/02/22	2.010%	3 month LIBOR(1)	4,948	—	4,948	Barclays Bank PLC
360	03/29/22	2.293%	3 month LIBOR(2)	(21,293)	—	(21,293)	Barclays Bank PLC
1,070	03/30/22	2.238%	3 month LIBOR(2)	(57,924)	—	(57,924)	Barclays Bank PLC
160	05/15/22	1.988%	3 month LIBOR(2)	(6,080)	—	(6,080)	JPMorgan Chase Bank
540	05/18/22	1.951%	3 month LIBOR(1)	18,559	—	18,559	Morgan Stanley Capital Services
1,250	06/07/22	1.705%	3 month LIBOR(1)	12,051	—	12,051	Barclays Bank PLC
640	06/07/22	1.668%	3 month LIBOR(1)	3,895	—	3,895	Barclays Bank PLC
450	06/07/22	1.771%	3 month LIBOR(1)	7,154	—	7,154	Bank of Nova Scotia

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements (cont’d.)
$ 120	06/11/22	1.843%	3 month LIBOR(2)	$(2,680)	$—	$(2,680)	Bank of Nova Scotia
800	07/13/22	1.620%	3 month LIBOR(1)	(1,651)	—	(1,651)	Barclays Bank PLC
700	08/02/22	1.590%	3 month LIBOR(1)	(4,512)	—	(4,512)	Bank of Nova Scotia
5,400	08/10/22	1.788%	3 month LIBOR(2)	(62,925)	—	(62,925)	Credit Suisse International
300	08/29/22	1.777%	3 month LIBOR(2)	(2,820)	—	(2,820)	Citibank N.A.
220	09/11/22	1.833%	3 month LIBOR(2)	(3,011)	—	(3,011)	Bank of Nova Scotia
1,400	09/12/22	1.790%	3 month LIBOR(1)	13,444	—	13,444	Bank of Nova Scotia
1,500	09/18/22	1.874%	3 month LIBOR(1)	25,657	—	25,657	Barclays Bank PLC
750	09/25/22	1.785%	3 month LIBOR(1)	6,160	—	6,160	Barclays Bank PLC
1,650	09/27/22	1.728%	3 month LIBOR(1)	4,550	—	4,550	Bank of Nova Scotia
5,750	12/31/23	0.000%	3 month LIBOR(1)	39,627	—	39,627	Barclays Bank PLC
5,000	12/31/23	2.355%	3 month LIBOR(1)	310,354	—	310,354	Barclays Bank PLC
3,850	12/31/23	0.000%	3 month LIBOR(1)	416,091	—	416,091	Citibank N.A.
3,750	12/31/23	0.000%	3 month LIBOR(1)	91,812	—	91,812	JPMorgan Chase Bank
3,500	12/31/23	0.000%	3 month LIBOR(1)	(40,743)	—	(40,743)	Barclays Bank PLC
3,000	12/31/23	0.000%	3 month LIBOR(1)	60,047	—	60,047	Barclays Bank PLC
2,930	12/31/23	0.000%	3 month LIBOR(1)	306,523	—	306,523	Citibank N.A.
2,300	12/31/23	0.000%	3 month LIBOR(1)	(31,033)	—	(31,033)	Barclays Bank PLC
2,000	12/31/23	0.000%	3 month LIBOR(1)	(13,573)	—	(13,573)	Barclays Bank PLC
2,000	12/31/23	0.000%	3 month LIBOR(1)	(14,900)	—	(14,900)	JPMorgan Chase Bank
1,800	12/31/23	0.000%	3 month LIBOR(1)	(10,641)	—	(10,641)	Barclays Bank PLC
1,500	12/31/23	0.000%	3 month LIBOR(1)	(6,771)	—	(6,771)	Barclays Bank PLC
1,430	12/31/23	0.000%	3 month LIBOR(1)	28,911	—	28,911	Barclays Bank PLC
1,400	12/31/23	0.000%	3 month LIBOR(1)	89,478	—	89,478	Barclays Bank PLC
1,320	12/31/23	0.000%	3 month LIBOR(1)	(8,937)	—	(8,937)	Barclays Bank PLC
1,100	12/31/23	0.000%	3 month LIBOR(1)	30,136	—	30,136	Barclays Bank PLC
800	12/31/23	0.000%	3 month LIBOR(1)	46,121	—	46,121	Barclays Bank PLC
550	12/31/23	0.000%	3 month LIBOR(1)	32,141	—	32,141	Citibank N.A.
430	12/31/23	0.000%	3 month LIBOR(1)	20,875	—	20,875	Barclays Bank PLC
355	12/31/23	0.000%	3 month LIBOR(1)	20,738	—	20,738	Citibank N.A.
245	03/09/27	2.480%	3 month LIBOR(1)	9,978	—	9,978	Bank of Nova Scotia
150	04/19/27	2.553%	3 month LIBOR(2)	(8,794)	—	(8,794)	Barclays Bank PLC
100	04/23/27	2.544%	3 month LIBOR(2)	(5,715)	—	(5,715)	Barclays Bank PLC
400	05/17/27	2.360%	3 month LIBOR(1)	12,276	—	12,276	Bank of Nova Scotia
250	05/18/27	2.360%	3 month LIBOR(1)	7,654	—	7,654	Morgan Stanley Capital Services
420	07/17/27	2.028%	3 month LIBOR(1)	(8,021)	—	(8,021)	Bank of Nova Scotia
720	08/15/28	2.367%	3 month LIBOR(2)	(6,806)	—	(6,806)	JPMorgan Chase Bank
20	02/09/42	2.840%	3 month LIBOR(1)	1,126	—	1,126	Barclays Bank PLC

				$1,186,013	$—	$1,186,013

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST BOND PORTFOLIO 2023 (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$3,114,103	$—
Commercial Mortgage-Backed Securities	—	1,464,602	—
Corporate Bonds	—	2,026,759	—
Sovereign	—	278,438	—
U.S. Government Agency Obligations	—	8,495,591	—
U.S. Government Mortgage-Backed Securities	—	8,734,005	—
U.S. Treasury Obligations	—	10,187,680	—
Affiliated Money Market Mutual Fund	29,285,605	—	—
Other Financial Instruments*
Futures Contracts	23,523	—	—
Interest Rate Swaps	—	1,186,013	—

Total	$29,309,128	$35,487,191	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%
AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	23,317,870	$218,954,798
AST Federated Aggressive Growth Portfolio*	5,940,107	58,866,462
AST Goldman Sachs Concentrated Growth Portfolio	7,807,508	245,702,283
AST Goldman Sachs Large-Cap Value Portfolio	12,724,496	219,497,562
AST Goldman Sachs Mid-Cap Growth Portfolio	5,861,124	30,243,398
AST Goldman Sachs Small-Cap Value Portfolio	3,689,267	43,570,241
AST High Yield Portfolio	13,388,765	99,746,298
AST International Growth Portfolio	48,549,933	538,904,259
AST International Value Portfolio	37,271,402	538,199,049
AST Jennison Large-Cap Growth Portfolio*	43,162,054	612,469,544
AST Jennison Large-Cap Value Portfolio	35,850,028	439,521,340
AST Large-Cap Value Portfolio	31,414,367	432,261,684
AST Lord Abbett Core Fixed-Income Portfolio	23,272,610	266,238,656
AST Marsico Capital Growth Portfolio	28,147,635	611,085,163
AST MFS Growth Portfolio*	33,172,389	370,535,590
AST MFS Large-Cap Value Portfolio	21,234,990	216,384,550
AST Mid-Cap Value Portfolio	5,188,780	66,779,604
AST Money Market Portfolio	39,700,001	39,700,001
AST Neuberger Berman Core Bond Portfolio	16,803,103	177,776,826
AST Neuberger Berman Mid-Cap Growth Portfolio*	1,832,061	44,885,497
AST Parametric Emerging Markets Equity Portfolio	20,864,252	177,346,139
AST PIMCO Limited Maturity Bond Portfolio	5,292,507	55,730,094
AST PIMCO Total Return Bond Portfolio	43,121,672	535,139,954
AST Prudential Core Bond Portfolio	41,744,738	447,921,039
AST Small-Cap Growth Portfolio*	3,891,878	87,450,503
AST Small-Cap Value Portfolio	7,095,881	101,825,889
AST T. Rowe Price Equity Income Portfolio	69,763,840	650,896,631
AST T. Rowe Price Global Bond Portfolio	79,281	887,149
AST T. Rowe Price Large-Cap Growth Portfolio*	42,546,859	613,525,706
AST T. Rowe Price Natural Resources Portfolio	2,727,821	53,792,627
AST Western Asset Core Plus Bond Portfolio	33,472,140	356,143,572
AST Western Asset Emerging Markets Debt Portfolio	6,303,773	63,983,296

TOTAL LONG-TERM INVESTMENTS (cost $7,975,374,376)(w)		8,415,965,404

	Shares	Value
SHORT-TERM INVESTMENTS — 5.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $454,908,331)(w)	454,908,331	$454,908,331

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(k)(n) — 0.2%
U.S. Treasury Bills
0.054%	12/20/12	$700	699,872
0.100%	12/20/12	19,000	18,996,523

TOTAL U.S. TREASURY OBLIGATIONS (cost $19,695,622)			19,696,395

TOTAL SHORT-TERM INVESTMENTS (cost $474,603,953)			474,604,726

TOTAL INVESTMENTS — 100.1% (cost $8,449,978,329)			8,890,570,130
Liabilities in excess of other assets(x) — (0.1)%			(8,912,510)

NET ASSETS — 100.0%			$8,881,657,620

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST CAPITAL GROWTH ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)
Long Positions:
659	10 Year U.S. Treasury Notes	Dec. 2012	$87,340,044	$87,966,202	$626,158
420	CAC40 10 Euro	Oct. 2012	19,234,689	18,096,842	(1,137,847)
62	DAX Index.	Dec. 2012	14,735,529	14,417,841	(317,688)
210	FTSE 100 Index.	Dec. 2012	19,629,544	19,373,294	(256,250)
369	Russell 2000 Mini	Dec. 2012	31,091,508	30,789,360	(302,148)
639	S&P 500	Dec. 2012	228,949,100	229,113,450	164,350
188	TOPIX Index	Dec. 2012	17,538,057	17,706,304	168,247

					$(1,055,178)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$8,870,873,735	$—	$—
U. S. Treasury Obligations	—	19,696,395	—
Other Financial Instruments*
Futures	(1,055,178)	—	—

Total	$8,869,818,557	$19,696,395	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

    The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2012 categorized by risk exposure:

Derivative Fair Value at 9/30/12
Equity contracts	$(1,681,336)
Interest rate contracts	626,158

Total	$(1,055,178)

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS — 90.1%
AST BlackRock Value Portfolio	5,975,087	$56,106,070
AST Federated Aggressive Growth Portfolio*	8,038,545	79,661,985
AST Goldman Sachs Concentrated Growth Portfolio	1,894,017	59,604,722
AST Goldman Sachs Large-Cap Value Portfolio	3,213,229	55,428,193
AST Goldman Sachs Mid-Cap Growth Portfolio	1,347,099	6,951,033
AST International Growth Portfolio	9,152,489	101,592,633
AST International Value Portfolio	1,085,885	15,680,177
AST Jennison Large-Cap Growth Portfolio*	9,820,715	139,355,942
AST Jennison Large-Cap Value Portfolio	9,009,705	110,458,984
AST Large-Cap Value Portfolio	7,866,142	108,238,111
AST Lord Abbett Core Fixed-Income Portfolio	11,686,239	133,690,576
AST Marsico Capital Growth Portfolio	6,420,730	139,394,051
AST MFS Growth Portfolio*	7,678,051	85,763,825
AST MFS Large-Cap Value Portfolio	5,289,022	53,895,131
AST Mid-Cap Value Portfolio	1,365,628	17,575,637
AST Money Market Portfolio	765,116,245	765,116,245
AST Neuberger Berman Core Bond Portfolio	8,382,708	88,689,054
AST Neuberger Berman Mid-Cap Growth Portfolio*	400,594	9,814,565
AST PIMCO Total Return Bond Portfolio	21,836,935	270,996,366
AST Prudential Core Bond Portfolio	21,145,449	226,890,671
AST Small-Cap Growth Portfolio*	4,076,666	91,602,684
AST T. Rowe Price Equity Income Portfolio	17,476,157	163,052,549
AST T. Rowe Price Large-Cap Growth Portfolio*	9,809,465	141,452,485
AST Western Asset Core Plus Bond Portfolio	16,928,372	180,117,883

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,975,511,381)(w)		3,101,129,572

EXCHANGE TRADED FUNDS — 9.9%
Energy Select Sector SPDR Fund(a)	561,260	41,241,385
iShares Dow Jones U.S. Healthcare Sector Index Fund(a)	162,200	13,720,498
iShares Dow Jones U.S. Real Estate Index Fund	521,900	33,605,141
iShares FTSE China 25 Index Fund(a)	1,501,270	51,958,955
iShares iBoxx $ High Yield Corporate Bond Fund(a)	542,150	50,078,395
iShares MSCI Emerging Markets Index Fund	751,000	31,031,320
iShares MSCI Germany Index Fund(a)	1,508,500	34,061,930
SPDR S&P Bank ETF(a)	1,368,000	32,120,640
Technology Select Sector SPDR Fund	1,111,331	34,262,335
Vanguard Health Care ETF(a)	235,326	17,228,216

TOTAL EXCHANGE TRADED FUNDS (cost $320,183,343)		339,308,815

TOTAL LONG-TERM INVESTMENTS (cost $3,295,694,724)		3,440,438,387

	Shares	Value
SHORT-TERM INVESTMENT — 4.1% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $143,526,028; includes $135,779,503 of cash collateral for securities on loan)(b)(w)	143,526,028	$143,526,028

TOTAL INVESTMENTS — 104.1% (cost $3,439,220,752)		3,583,964,415
Liabilities in excess of other assets — (4.1)%		(142,654,875)

NET ASSETS — 100.0%		$3,441,309,540

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Fund
iBoxx	Bond Market Indices
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $130,649,038; cash collateral of $135,779,503 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST CLS MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$3,244,655,600	$ —	$ —

Exchange Traded Funds	339,308,815	—	—

Total	$ 3,583,964,415	$ —	$ —

AST COHEN & STEERS REALTY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Apartment — 16.3%
American Campus Communities, Inc., REIT	140,252	$6,154,258
Apartment Investment & Management Co. (Class A Stock), REIT	495,246	12,871,443
AvalonBay Communities, Inc., REIT(a)	124,660	16,952,513
Education Realty Trust, Inc., REIT	282,889	3,083,490
Equity Residential, REIT	553,781	31,859,021
Essex Property Trust, Inc., REIT(a)	74,243	11,005,782
Home Properties, Inc., REIT	52,105	3,192,473
Mid-America Apartment Communities, Inc., REIT	159,493	10,416,488
UDR, Inc., REIT	368,263	9,140,288

		104,675,756

Diversified Operations — 11.4%
American Assets Trust, Inc., REIT	164,334	4,402,508
Colonial Properties Trust, REIT(a)	310,697	6,540,172
Digital Realty Trust, Inc., REIT(a)	152,555	10,655,967
DuPont Fabros Technology, Inc., REIT(a)	123,468	3,117,567
Forest City Enterprises, Inc. (Class A Stock)*	245,828	3,896,374
Retail Properties of America, Inc. (Class A Stock)	293,588	3,323,416
Vornado Realty Trust, REIT	487,014	39,472,485
Weyerhaeuser Co., REIT	63,000	1,646,820

		73,055,309

Healthcare — 10.8%
Brookdale Senior Living, Inc.*	151,465	3,517,017
HCP, Inc., REIT(a)	622,072	27,669,763
Health Care REIT, Inc., REIT	141,660	8,180,865
Healthcare Realty Trust, Inc., REIT	125,200	2,885,860
Ventas, Inc., REIT	436,368	27,163,908

		69,417,413

Hotels — 7.7%
Chesapeake Lodging Trust, REIT	112,656	2,238,475
Hersha Hospitality Trust, REIT(a)	883,942	4,331,316
Host Hotels & Resorts, Inc., REIT(a)	1,325,961	21,281,674
Hyatt Hotels Corp. (Class A Stock)*	216,079	8,675,572
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*(a)	513,581	4,570,871
RLJ Lodging Trust, REIT	48,886	924,434
Starwood Hotels & Resorts Worldwide, Inc.	110,616	6,411,303
Strategic Hotels & Resorts, Inc., REIT*	203,510	1,223,095

		49,656,740

Industrial — 6.3%
DCT Industrial Trust, Inc., REIT(a)	642,528	4,157,156
ProLogis, Inc., REIT	1,044,961	36,604,984

		40,762,140

Office — 11.1%
Alexandria Real Estate Equities, Inc., REIT	151,437	11,133,648
Boston Properties, Inc., REIT(a)	200,498	22,177,084
Brookfield Office Properties, lnc. (Canada)(a)	818,928	13,561,448
Hudson Pacific Properties, Inc., REIT	258,382	4,780,067
Kilroy Realty Corp., REIT(a)	134,223	6,010,506
SL Green Realty Corp., REIT(a)	169,786	13,594,765

		71,257,518

	Shares	Value
COMMON STOCKS (Continued)
Office Property — 2.6%
Corporate Office Properties Trust, REIT	325,487	$7,801,923
Douglas Emmett, Inc., REIT	260,617	6,012,434
Liberty Property Trust, REIT(a)	82,674	2,996,106

		16,810,463

Regional Mall — 15.7%
General Growth Properties, Inc., REIT	970,194	18,899,379
Simon Property Group, Inc., REIT	499,344	75,805,413
Tanger Factory Outlet Centers, REIT	201,560	6,516,435

		101,221,227

Self Storage — 5.9%
Extra Space Storage, Inc., REIT(a)	191,450	6,365,712
Public Storage, REIT	192,706	26,818,894
Sovran Self Storage, Inc., REIT	86,200	4,986,670

		38,171,276

Shopping Centers — 9.4%
Alexander’s, Inc., REIT	9,894	4,229,586
DDR Corp., REIT(a)	619,600	9,517,056
Federal Realty Investment Trust, REIT	77,379	8,148,009
Kimco Realty Corp., REIT(a)	475,826	9,644,993
Regency Centers Corp., REIT	359,297	17,508,543
Weingarten Realty Investors, REIT(a)	401,648	11,290,325

		60,338,512

Storage — 0.9%
CubeSmart, REIT	429,984	5,533,894

TOTAL LONG-TERM INVESTMENTS (cost $594,624,111)		630,900,248

SHORT-TERM INVESTMENT — 16.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $108,287,311; includes $96,487,309 of cash collateral for securities on loan)(b)(w)	108,287,311	108,287,311

TOTAL INVESTMENTS — 114.9% (cost $702,911,422)		739,187,559
Liabilities in excess of other assets — (14.9)%		(96,005,534)

NET ASSETS — 100.0%		$643,182,025

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $93,837,973; cash collateral of $96,487,309 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST COHEN & STEERS REALTY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$ 630,900,248	$ —	$ —
Affiliated Money Market Mutual Fund	108,287,311	—	—

Total	$ 739,187,559	$ —	$ —

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.4%
COMMON STOCKS — 92.9%
Advertising — 0.6%
Millennial Media, Inc.*(a)	146,400	$2,100,840
National CineMedia, Inc.	123,600	2,023,332

		4,124,172

Aerospace & Defense — 1.5%
Innovative Solutions & Support, Inc.*	1,049,549	4,177,205
Teledyne Technologies, Inc.*	99,000	6,275,610

		10,452,815

Biotechnology — 1.2%
Amarin Corp. PLC (United Kingdom), ADR*(a)	677,000	8,530,200
BELLUS Health, Inc. (Canada)*	15,039	9,249

		8,539,449

Building Materials — 1.5%
Eagle Materials, Inc.	74,200	3,432,492
Owens Corning*	202,300	6,768,958

		10,201,450

Business Services — 2.2%
CoStar Group, Inc.*(a)	76,500	6,237,810
Kenexa Corp.*	206,600	9,468,478

		15,706,288

Cable Television — 0.7%
Central European Media Enterprises Ltd. (Bermuda) (Class A Stock)*(a)	765,312	4,982,181

Chemicals — 1.4%
Eastman Chemical Co.	170,600	9,725,906

Clothing & Apparel — 0.2%
Brunello Cucinelli SpA (Italy)	91,200	1,576,293

Commercial Banks — 1.7%
Popular, Inc. (Puerto Rico)*	200,100	3,487,743
Walker & Dunlop, Inc.*(a)	531,900	8,175,303

		11,663,046

Commercial Services — 1.2%
Intersections, Inc.	92,881	978,966
MoneyGram International, Inc.*	185,400	2,769,876
RPX Corp.*	110,000	1,233,100
TNS, Inc.*	146,250	2,186,438
VistaPrint NV (Netherlands)*(a)	33,300	1,137,195

		8,305,575

Computer Services & Software — 7.0%
Cinedigm Digital Cinema Corp.*	483,000	652,050
Cinedigm Digital Cinema Corp. (Class A Stock)*	1,857,787	2,508,012
CommVault Systems, Inc.*	237,000	13,911,900
Envestnet, Inc.*	600,900	7,030,530
Exa Corp.*	137,100	1,487,535
IHS, Inc. (Class A Stock)*	26,650	2,594,377
LivePerson, Inc.*(a)	77,400	1,401,714
RADWARE Ltd. (Israel)*	285,000	10,265,700
Syntel, Inc.	65,749	4,103,395
Telecity Group PLC (United Kingdom)	374,000	5,408,255

		49,363,468

Consumer Products & Services — 1.0%
Vitamin Shoppe, Inc.*(a)	115,400	6,730,128

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging
Greatview Aseptic Packaging Co. Ltd. (Cayman Islands)	440	$240

Distribution/Wholesale — 1.6%
MRC Global, Inc.*	254,500	6,258,155
Titan Machinery, Inc.*	238,000	4,826,640

		11,084,795

Electric — 0.4%
ITC Holdings Corp.	34,700	2,622,626

Electrical Equipment — 0.1%
Satcon Technology Corp.*(a)	371,859	409,045

Electronic Equipment, Instruments & Components — 0.3%
FARO Technologies, Inc.*	46,269	1,911,835

Energy – Alternate Sources — 0.5%
Gevo, Inc.*(a)	1,170,000	2,492,100
Syntroleum Corp.*	1,384,769	1,052,424

		3,544,524

Engineering & Construction — 1.3%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	234,200	8,920,678

Entertainment & Leisure — 0.2%
Penn National Gaming, Inc.*(a)	29,000	1,249,900

Financial Services — 2.2%
Affiliated Managers Group, Inc.*	73,200	9,003,600
Air Lease Corp.*(a)	318,100	6,489,240

		15,492,840

Food — 0.7%
Annie’s, Inc.*(a)	112,574	5,047,818

Healthcare Products — 1.6%
Chindex International, Inc.*	20,006	206,662
DexCom, Inc.*	530,628	7,975,339
HeartWare International, Inc.*(a)	29,800	2,815,802

		10,997,803

Healthcare Services — 2.0%
Protalix BioTherapeutics, Inc.*(a)	1,587,719	8,224,384
Seattle Genetics, Inc.*(a)	227,510	6,131,394

		14,355,778

Home Builders — 1.0%
Meritage Homes Corp.*	176,000	6,693,280

Hotels & Motels — 1.0%
Melco Crown Entertainment Ltd. (Cayman Islands), ADR*(a)	247,594	3,337,567
NagaCorp Ltd. (Cayman Islands)	7,124,300	3,992,196

		7,329,763

Household Products — 0.9%
Samsonite International SA (Luxembourg)	3,467,000	6,653,163

Internet Services — 6.3%
Acquity Group Ltd. (Cayman Islands), ADR	335,600	3,285,524
Active Network, Inc. (The)*	166,100	2,081,233
ASOS PLC (United Kingdom)*	36,000	1,277,181
Brightcove, Inc.*	426,213	4,978,168
BroadSoft, Inc.*(a)	188,900	7,748,678
CDON Group AB (Sweden)*	268,193	1,682,126
Constant Contact, Inc.*(a)	509,114	8,858,584
MercadoLibre, Inc.	16,500	1,362,075

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Services (cont’d.)
NIC, Inc.	230,038	$3,404,562
Shutterfly, Inc.*(a)	113,300	3,525,896
WebMediaBrands, Inc.*	168,756	386,451
Yoox SpA (Italy)*	413,400	5,291,146

		43,881,624

Manufacturing — 1.5%
EnPro Industries, Inc.*	98,081	3,531,897
Trinity Industries, Inc.	234,100	7,015,977

		10,547,874

Medical Supplies & Equipment — 2.2%
Conceptus, Inc.*	354,900	7,208,019
Corcept Therapeutics, Inc.*(a)	785,768	2,192,293
Corcept Therapeutics, Inc., PIPE*	123,242	343,845
Insulet Corp.*(a)	278,034	5,999,974

		15,744,131

Oil, Gas & Consumable Fuels — 2.8%
Baytex Energy Corp. (Canada)	40,600	1,926,064
Edgen Group, Inc.	466,100	3,612,275
Kodiak Oil & Gas Corp. (Canada)*(a)	460,000	4,305,600
Range Resources Corp.	48,600	3,395,682
Vermilion Energy, Inc. (Canada)	67,700	3,181,507
Whiting Petroleum Corp.*	72,159	3,418,893

		19,840,021

Pharmaceuticals — 18.5%
Achillion Pharmaceuticals, Inc.*(a)	443,500	4,616,835
Adaltis, Inc. (Canada), (OTC)*(g)	41,000	—
Adaltis, Inc. (Canada), (TSX)*(g)	172,400	—
Alexza Pharmaceuticals, Inc.*(a)	359,400	1,581,360
Alkermes PLC (Ireland)*(a)	90,500	1,877,875
Catalyst Pharmaceutical Partners, Inc.*(a)	1,212,574	1,830,987
Cubist Pharmaceuticals, Inc.*(a)	361,500	17,236,320
Dynavax Technologies Corp.*(a)	12,008,194	57,159,003
Idenix Pharmaceuticals, Inc.*	435,783	1,991,528
Nektar Therapeutics*(a)	192,732	2,058,378
Progenics Pharmaceuticals, Inc.*	968,600	2,779,882
Regeneron Pharmaceuticals, Inc.*(a)	31,186	4,760,855
Sagent Pharmaceuticals, Inc.*(a)	377,669	6,023,821
Salix Pharmaceuticals Ltd.*(a)	145,700	6,168,938
Swedish Orphan Biovitrum AB (Sweden)*	262,635	1,471,345
Threshold Pharmaceuticals, Inc.*(a)	715,000	5,176,600
Vical, Inc.*	970,600	4,192,992
Vivus, Inc.*(a)	129,410	2,306,086
YM Biosciences, Inc. (Canada)*	1,985,255	3,652,869
Zogenix, Inc.*(a)	1,890,000	5,027,400

		129,913,074

Real Estate — 0.7%
China Housing & Land Development, Inc.*(a)	165,838	229,686
LPS Brasil Consultoria de Imoveis SA (Brazil)	269,500	4,819,028

		5,048,714

Real Estate Investment Trusts — 0.5%
Fibra Uno Administracion SA de CV (Mexico)	1,124,400	2,546,372
Spirit Realty Capital, Inc.*	48,640	753,920

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Summit Hotel Properties, Inc.	27,039	$230,913

		3,531,205

Restaurants — 2.4%
Buffalo Wild Wings, Inc.*	43,700	3,746,838
International Meal Co. Holdings SA (Brazil)	1,412,000	13,073,494

		16,820,332

Retail & Merchandising — 9.5%
Arezzo Industria e Comercio SA (Brazil)	725,000	13,074,855
Bloomin’ Brands, Inc.	318,500	5,239,325
Dick’s Sporting Goods, Inc.	179,300	9,296,705
Five Below, Inc.*(a)	67,700	2,645,716
Gordmans Stores, Inc.*(a)	288,300	5,319,135
Lululemon Athletica, Inc.*(a)	109,400	8,089,036
MSC Industrial Direct Co., Inc. (Class A Stock)	124,300	8,385,278
Salvatore Ferragamo Italia SpA (Italy)	452,581	9,415,927
Ulta Salon Cosmetics & Fragrance, Inc.	52,000	5,007,860

		66,473,837

Savings & Loan — 0.6%
EverBank Financial Corp.	331,087	4,559,068

Semiconductors — 5.3%
Mellanox Technologies Ltd. (Israel)*(a)	121,300	12,315,589
Microsemi Corp.*	368,300	7,391,781
Mindspeed Technologies, Inc.*(a)	1,490,600	5,157,476
Nova Measuring Instruments Ltd. (Israel)*	743,300	5,797,740
Peregrine Semiconductor Corp.*	211,740	3,586,876
RDA Microelectronics, Inc. (Cayman Islands), ADR	215,000	2,283,300
Rubicon Technology, Inc.*(a)	47,495	455,002

		36,987,764

Software — 1.9%
Eloqua, Inc.*	42,284	835,109
inContact, Inc.*	253,051	1,649,893
Jive Software, Inc.(a)	83,100	1,305,501
ServiceNow, Inc.(a)	147,151	5,691,801
Synchronoss Technologies, Inc.*	163,800	3,751,020

		13,233,324

Telecommunications — 1.7%
Gilat Satellite Networks Ltd. (Israel)*	766,224	3,049,572
IPG Photonics Corp.*(a)	74,200	4,251,660
tw telecom, Inc.*	175,726	4,581,177

		11,882,409

Textiles — 0.2%
Cia Hering (Brazil)	66,700	1,490,777

Transportation — 4.8%
Aramex PJSC (United Arab Emirates)	16,480,000	8,928,723
Atlas Air Worldwide Holdings, Inc.*(a)	151,600	7,827,108
DSV A/S (Denmark)	233,400	5,246,119
Old Dominion Freight Line, Inc.*	185,850	5,605,236
Ryder System, Inc.	162,967	6,365,491

		33,972,677

TOTAL COMMON STOCKS (cost $579,817,606)		651,611,690

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

			Units	Value
WARRANTS*(l) — 0.4%
Energy – Alternate Sources
Syntroleum Corp., expiring 07/16/16			615,342	$153,836

Medical Supplies & Equipment
Corcept Therapeutics, Inc., expiring 03/29/15			43,135	55,644

Pharmaceuticals — 0.4%
Alexza Pharmaceuticals, Inc., expiring 02/23/17			1,375,000	605,000
Dynavax Technologies Corp., expiring 04/16/15			173,656	684,205
Threshold Pharmaceuticals, Inc., expiring 10/05/14			90,745	493,653
Zogenix, Inc., expiring 07/24/17			850,500	680,400

				2,463,258

TOTAL WARRANTS (cost $38,442)				2,672,738

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CONVERTIBLE BOND — 0.1%
Investment Companies
TICC Capital Corp.,
Sr. Unsec’d. Notes, 144A (cost $683,000)
7.500% 11/01/17		NR	$683	691,756

TOTAL LONG-TERM INVESTMENTS (cost $580,539,048)				654,976,184

	Shares	Value
SHORT-TERM INVESTMENT — 31.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $223,387,574; includes $174,026,166 of cash collateral for securities on loan)(b)(w)	223,387,574	$223,387,574

TOTAL INVESTMENTS — 125.2% (cost $803,926,622)		878,363,758
Liabilities in excess of other assets — (25.2)%		(177,021,053)

NET ASSETS — 100.0%		$701,342,705

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
NR	Non Rated by Moody’s or Standard & Poor’s
OTC	Over-The-Counter
PIPE	Private Investment In Public Equity
TSX	Toronto Stock Exchange
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $167,790,881; cash collateral of $174,026,166 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST FEDERATED AGGRESSIVE GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.
Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$638,038,481	$12,921,159	$652,050
Warrants	493,653	1,498,685	680,400
Convertible Bond	—	691,756	—
Affiliated Money Market Mutual Fund	223,387,574	—	—

Total	$861,919,708	$15,111,600	$1,332,450

Fair value of Level 2 investments at 12/31/11 was $1,108,707. An amount of $10,616,565 was transferred from Level 1 into Level 2 at 9/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of the foreign markets.

It is the Portfolio’s policy to recognized transfers in and transfers out at the fair value as of the beginning of period.

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.5%
COMMON STOCKS — 63.1%
Advertising
WPP PLC (United Kingdom)	46,591	$633,106

Aerospace & Defense — 1.2%
BE Aerospace, Inc.*	36,030	1,516,863
Boeing Co. (The)	74,670	5,198,525
Embraer SA (Brazil)	41,600	277,231
Finmeccanica SpA (Italy)*	123,000	584,194
M/A-COM Technology Solutions Holdings, Inc.*	57,290	727,583
Rolls-Royce Holdings PLC (United Kingdom)*	65,100	886,193
Safran SA (France)	10,370	372,927
Triumph Group, Inc.	40,600	2,538,718
United Technologies Corp.	100,500	7,868,145

		19,970,379

Airlines — 0.2%
China Southern Airlines Co. Ltd. (China)
(Class H Stock)	500,000	218,658
Copa Holdings SA (Panama) (Class A Stock)	36,300	2,950,101

		3,168,759

Apparel — 0.4%
NIKE, Inc. (Class B Stock)	73,240	6,951,208

Apparel & Textile — 1.2%
Cia Hering (Brazil)	20,800	464,890
Coach, Inc.	87,640	4,909,593
Hanesbrands, Inc.*(a)	69,300	2,209,284
Ralph Lauren Corp.	37,200	5,625,756
Toray Industries, Inc. (Japan)	12,000	70,993
VF Corp.	37,790	6,022,214

		19,302,730

Auto Parts & Equipment — 0.5%
Aisin Seiki Co. Ltd. (Japan)	16,500	469,909
BorgWarner, Inc.*(a)	25,010	1,728,441
Bridgestone Corp. (Japan)	45,700	1,059,886
Commercial Vehicle Group, Inc.*	6,710	49,318
Cooper Tire & Rubber Co.	73,590	1,411,456
Dana Holding Corp.(a)	98,880	1,216,224
NHK Spring Co. Ltd. (Japan)	10,000	85,926
Nokian Renkaat OYJ (Finland)	11,800	479,928
Sumitomo Rubber Industries Ltd. (Japan)	9,700	115,357
TRW Automotive Holdings Corp.*	39,770	1,738,347

		8,354,792

Automobile Manufacturers — 0.5%
Bayerische Motoren Werke AG (Germany)	14,191	1,037,818
Daihatsu Motor Co. Ltd. (Japan)	18,000	299,909
Fiat Industrial SpA (Italy)	72,200	705,596
Fuji Heavy Industries Ltd. (Japan)	51,000	424,906
Hino Motors Ltd. (Japan)	15,000	98,195
Honda Motor Co. Ltd. (Japan)	42,300	1,307,296
Hyundai Motor Co. (South Korea)	4,634	1,045,232
Kia Motors Corp. (South Korea)	4,958	308,057
Renault SA (France)	9,300	436,449
Toyota Motor Corp. (Japan)	53,700	2,105,540

		7,768,998

	Shares	Value
COMMON STOCKS (Continued)
Banks — 4.8%
Australia & New Zealand Banking Group Ltd. (Australia)	30,495	$779,319
Banco Bilbao Vizcaya Argentaria SA (Spain)	192,147	1,509,412
Banco do Brasil SA (Brazil)	24,800	303,386
Banco Santander SA (Spain)*	63,200	470,642
BanColombia SA (Colombia), ADR	8,343	498,161
Bangkok Bank PCL (Thailand)	78,000	508,055
Bangkok Bank PCL (Thailand), NVDR	37,100	233,232
Bank Mandiri Persero Tbk PT (Indonesia)	536,000	457,374
Bank of China Ltd. (China) (Class H Stock)	322,000	121,886
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,128,500	874,666
Barclays PLC (United Kingdom)	212,748	738,110
BNP Paribas SA (France)	39,509	1,877,513
BOC Hong Kong Holdings Ltd. (Hong Kong)	54,500	172,362
Capital One Financial Corp.	143,660	8,190,057
China Construction Bank Corp. (China) (Class H Stock)	1,523,000	1,050,398
CIMB Group Holdings Bhd (Malaysia)	71,000	173,901
Commercial Bank of Qatar QSC (The) (Qatar)	13,120	267,900
Commonwealth Bank of Australia (Australia)	15,842	912,153
Danske Bank A/S (Denmark)*	44,664	806,054
DBS Group Holdings Ltd. (Singapore)	67,000	782,577
DNB ASA (Norway)	38,200	468,423
FirstMerit Corp.	261,520	3,852,190
FirstRand Ltd. (South Africa)	100,000	335,096
Guaranty Trust Bank PLC (Nigeria), GDR	39,180	238,567
HDFC Bank Ltd. (India)	62,100	739,881
HSBC Holdings PLC (United Kingdom)	187,531	1,736,101
Huntington Bancshares, Inc.	1,061,610	7,325,109
IBERIABANK Corp.	40,540	1,856,732
ICICI Bank Ltd. (India)	5,300	106,218
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	558,000	327,423
Intesa Sanpaolo SpA (Italy)	647,525	984,376
JPMorgan Chase & Co.	286,750	11,607,640
Kasikornbank PCL (Thailand)	84,500	499,472
KBC Groep NV (Belgium)	12,586	301,962
KeyCorp	452,540	3,955,200
Komercni Banka A/S (Czech Republic)	2,780	554,668
Lloyds Banking Group PLC (United Kingdom)*	2,674,000	1,676,674
Mitsubishi UFJ Financial Group, Inc. (Japan)	335,400	1,569,522
National Australia Bank Ltd. (Australia)	7,006	184,201
Oversea-Chinese Banking Corp. Ltd. (Singapore)	27,000	204,773
PNC Financial Services Group, Inc.	103,910	6,556,721
Regions Financial Corp.	255,360	1,841,146
Sberbank of Russia (Russia)	101,010	295,013
Sberbank of Russia (Russia), ADR	62,756	731,107
Security Bank Corp. (Philippines)	31,340	123,004
Societe Generale SA (France)*	31,470	893,736
Sumitomo Mitsui Financial Group, Inc. (Japan)	43,900	1,367,845
Swedbank AB (Sweden) (Class A Stock)	17,200	323,115
Turkiye Halk Bankasi A/S (Turkey)	52,000	405,063
UBS AG (Switzerland)*	131,290	1,598,373
Wells Fargo & Co.	159,780	5,517,203
Westpac Banking Corp. (Australia)	54,667	1,401,710

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Wing Hang Bank Ltd. (Hong Kong)	51,500	$482,210

		80,787,632

Beverages — 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	8,500	126,276
Anheuser-Busch InBev NV (Belgium)	19,106	1,624,616
Coca-Cola Amatil Ltd. (Australia)	7,039	98,823
Constellation Brands, Inc. (Class A Stock)*	44,700	1,446,045
DE Master Blenders 1753 NV (Netherlands)*	38,800	467,437
Diageo PLC (United Kingdom)	30,470	855,888
Embotelladoras Arca SAB de CV (Mexico)	40,100	283,964
Fomento Economico Mexicano SAB de CV (Mexico)	26,500	244,026
PepsiCo, Inc.	123,080	8,710,372
Pernod-Ricard SA (France)	10,920	1,225,198
Tibet 5100 Water Resources Holdings Ltd. (Cayman Islands)	45,000	11,642
Treasury Wine Estates Ltd. (Australia)	71,802	373,240
Tsingtao Brewery Co. Ltd. (China) (Class H Stock)	42,000	230,870

		15,698,397

Biotechnology — 1.3%
Amarin Corp. PLC (United Kingdom), ADR*(a)	69,200	871,920
Amgen, Inc.	59,810	5,043,179
Biogen Idec, Inc.*	20,860	3,112,938
Charles River Laboratories International, Inc.*	30,020	1,188,792
CSL Ltd. (Australia)	5,104	242,766
Gilead Sciences, Inc.*	154,880	10,273,190
Spectrum Pharmaceuticals, Inc.*(a)	91,450	1,069,965

		21,802,750

Building Materials — 0.3%
Asahi Glass Co. Ltd. (Japan)	60,000	399,146
Boral Ltd. (Australia)	4,016	15,913
Daiwa House Industry Co. Ltd. (Japan)	6,000	86,939
Fletcher Building Ltd. (New Zealand)	8,293	47,736
Fortune Brands Home & Security, Inc.*	68,580	1,852,346
HeidelbergCement AG (Germany)	14,860	778,537
JS Group Corp. (Japan)	18,800	448,006
Martin Marietta Materials, Inc.(a)	22,210	1,840,543
Rinnai Corp. (Japan)	1,300	97,024

		5,566,190

Chemicals — 2.0%
Arkema SA (France)	3,170	296,803
Ashland, Inc.	33,190	2,376,404
AZ Electronic Materials SA (Luxembourg)	45,900	250,672
BASF SE (Germany)	21,954	1,852,116
CF Industries Holdings, Inc.	12,030	2,673,547
Croda International PLC (United Kingdom)	6,800	266,281
Ecolab, Inc.	58,600	3,797,866
Incitec Pivot Ltd. (Australia)	161,368	495,498
Innophos Holdings, Inc.	7,920	384,041
Innospec, Inc.*	57,120	1,937,510
JSR Corp. (Japan)	3,700	60,552
Lanxess AG (Germany)	11,770	976,019
LG Chem Ltd. (South Korea)	2,288	676,358

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
Lonza Group AG (Switzerland)	10,156	$531,179
LyondellBasell Industries NV (Netherlands) (Class A Stock)	103,700	5,357,142
Mitsubishi Gas Chemical Co., Inc. (Japan)	91,000	456,431
Nippon Shokubai Co. Ltd. (Japan)	5,000	55,921
Nitto Denko Corp. (Japan)	5,400	257,039
PPG Industries, Inc.	29,270	3,361,367
Praxair, Inc.	36,070	3,746,952
Rockwood Holdings, Inc.	27,290	1,271,714
Shin-Etsu Chemical Co. Ltd. (Japan)	13,600	764,307
Syngenta AG (Switzerland)	2,150	803,535
Ultrapar Participacoes SA (Brazil)	10,100	225,989
Yara International ASA (Norway)	6,800	340,659

		33,215,902

Commercial Services — 0.5%
Adecco SA (Switzerland)*	10,024	477,059
ExlService Holdings, Inc.*	43,850	1,293,575
Experian PLC (United Kingdom)	35,300	586,557
Genpact Ltd. (Bermuda)	141,100	2,353,548
Global Payments, Inc.	39,240	1,641,409
Multi-Color Corp.	29,290	678,356
Park24 Co. Ltd. (Japan)	11,900	194,446
Qualicorp SA (Brazil)*	26,900	258,750
Randstad Holding NV (Netherlands)	18,000	598,281
Transurban Group (Australia)	26,725	165,703

		8,247,684

Computers — 2.9%
Accenture PLC (Ireland) (Class A Stock)	59,700	4,180,791
Apple, Inc.	46,730	31,181,060
Asustek Computer, Inc. (Taiwan)	17,000	184,032
Cognizant Technology Solutions Corp. (Class A Stock)*	89,870	6,283,710
Hewlett-Packard Co.	254,390	4,339,893
Lenovo Group Ltd. (Hong Kong)	722,000	595,217
NCR Corp.*	100,530	2,343,354
TDK Corp. (Japan)	10,600	394,174

		49,502,231

Construction & Engineering — 0.3%
Cheung Kong Infrastructure Holdings Ltd. (Bermuda)	23,000	139,091
China Railway Construction Corp. Ltd. (China) (Class H Stock)	435,500	387,686
Chiyoda Corp. (Japan)	17,000	264,110
Daelim Industrial Co. Ltd. (South Korea)	4,200	355,594
JGC Corp. (Japan)	9,000	299,738
KBR, Inc.	92,990	2,772,962
Larsen & Toubro Ltd. (India)	15,800	477,312
SembCorp Industries Ltd. (Singapore)	23,000	105,663
Vinci SA (France)	14,750	628,246
WorleyParsons Ltd. (Australia)	3,179	92,758

		5,523,160

Consumer Products & Services — 0.3%
L’Oreal SA (France)	910	112,566
Procter & Gamble Co. (The)	78,510	5,445,454

		5,558,020

Containers & Packaging — 0.1%
Nampak Ltd. (South Africa)	208,600	716,804

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Rock-Tenn Co. (Class A Stock)	21,740	$1,569,193

		2,285,997

Cosmetics/Personal Care — 0.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	102,070	6,284,450
LG Household & Health Care Ltd. (South Korea)	932	530,778

		6,815,228

Distribution/Wholesale — 0.2%
Aygaz AS (Turkey)	32,400	138,091
ITOCHU Corp. (Japan)	13,200	133,258
Mitsubishi Corp. (Japan)	27,900	505,349
Samsung C&T Corp. (South Korea)	3,700	218,269
Sumitomo Corp. (Japan)	36,500	491,020
WESCO International, Inc.*(a)	41,820	2,392,104

		3,878,091

Diversified Financial Services — 2.7%
Aeon Credit Service Co. Ltd. (Japan)	4,100	88,161
ASX Ltd. (Australia)	3,234	98,814
BlackRock, Inc.	15,330	2,733,339
BM&FBOVESPA SA (Brazil)	40,900	246,338
COSCO Pacific Ltd. (Bermuda)	416,000	578,740
Credit Saison Co. Ltd. (Japan)	2,300	55,568
DFC Global Corp.*	193,990	3,326,928
FXCM, Inc. (Class A Stock)	206,100	1,968,255
Hana Financial Group, Inc. (South Korea)	8,900	271,439
Interactive Brokers Group, Inc. (Class A Stock)	149,450	2,095,289
IntercontinentalExchange, Inc.*	16,570	2,210,604
Invesco Ltd. (Bermuda)	386,200	9,651,138
KB Financial Group, Inc. (South Korea)	7,943	281,543
Macquarie Group Ltd. (Australia)	19,540	572,966
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	3,710	156,195
NASDAQ OMX Group, Inc. (The)	222,380	5,180,342
Nationstar Mortgage Holdings, Inc.*	28,300	938,994
ORIX Corp. (Japan)	11,460	1,147,830
Partners Group Holding AG (Switzerland)	1,410	293,394
Raymond James Financial, Inc.	129,830	4,758,270
Shinhan Financial Group Co. Ltd. (South Korea)	5,800	197,134
Shriram Transport Finance Co. Ltd. (India)	27,900	327,094
Visa, Inc. (Class A Stock)	59,010	7,923,863

		45,102,238

Electric Utilities — 2.0%
China Resources Power Holdings Co. Ltd.
(Hong Kong)	64,000	139,974
Dominion Resources, Inc.	102,400	5,421,056
Edison International	193,140	8,824,567
Enel SpA (Italy)	140,690	497,544
Fortum Oyj (Finland)	19,800	364,612
IBERDROLA SA (Spain)	190,400	863,208
ITC Holdings Corp.	65,990	4,987,524
OGE Energy Corp.	42,050	2,332,093
Origin Energy Ltd. (Australia)	8,425	98,716
Portland General Electric Co.	68,860	1,861,974
Power Assets Holdings Ltd. (Hong Kong)	45,500	386,339
PPL Corp.	177,500	5,156,375

	Shares	Value
COMMON STOCKS (Continued)
Electric Utilities (cont’d.)
Red Electrica Corp. SA (Spain)	6,500	$308,177
RWE AG (Germany)	12,530	560,580
Spark Infrastructure Group (Australia)	67,142	113,283
UIL Holdings Corp.	52,740	1,891,256

		33,807,278

Electronic Components & Equipment — 0.6%
AMETEK, Inc.	98,145	3,479,240
Energizer Holdings, Inc.	20,780	1,550,396
Hitachi Ltd. (Japan)	163,000	905,158
Hon Hai Precision Industry Co. Ltd. (Taiwan)	128,400	402,026
Keyence Corp. (Japan)	1,000	256,082
Legrand SA (France)	9,290	350,145
Mitsubishi Electric Corp. (Japan)	23,000	169,530
Omron Corp. (Japan)	19,000	365,115
Schneider Electric SA (France)	24,082	1,425,244
Taiyo Yuden Co. Ltd. (Japan)	40,600	341,739
Toshiba Corp. (Japan)	132,000	423,060

		9,667,735

Entertainment & Leisure — 0.4%
Amer Sports Oyj (Finland)	34,200	444,761
Bajaj Auto Ltd. (India)	9,300	322,401
Giant Manufacturing Co. Ltd. (Taiwan)	46,000	243,465
Penn National Gaming, Inc.*(a)	37,230	1,604,613
Regal Entertainment Group (Class A Stock)(a)	221,960	3,122,977

		5,738,217

Environmental Control — 0.1%
Republic Services, Inc.	27,920	768,079
Waste Connections, Inc.	43,400	1,312,850

		2,080,929

Foods — 1.1%
Dairy Crest Group PLC (United Kingdom)	108,682	607,757
Hillshire Brands Co.	30,130	806,881
Kraft Foods, Inc. (Class A Stock)	243,870	10,084,024
Nestle SA (Switzerland)	52,339	3,300,056
Orion Corp. (South Korea)	394	343,951
Tesco PLC (United Kingdom)	200,100	1,072,766
Unilever NV (Netherlands), CVA	8,400	297,170
Unilever PLC (United Kingdom)	5,000	181,827
United Natural Foods, Inc.*	38,880	2,272,536

		18,966,968

Hand/Machine Tools — 0.1%
Regal-Beloit Corp.	19,870	1,400,438
Sandvik AB (Sweden)	59,300	804,804

		2,205,242

Healthcare Products — 1.6%
Aspen Pharmacare Holdings Ltd. (South Africa)*	26,300	451,868
Edwards Lifesciences Corp.*	40,250	4,321,642
Genomic Health, Inc.*	37,980	1,317,526
Hanger, Inc.*	59,490	1,697,250
Hengan International Group Co. Ltd. (Cayman Islands)	40,000	376,840
Hospira, Inc.*	103,840	3,408,029
MAKO Surgical Corp.*(a)	64,850	1,129,038

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products (cont’d.)
Nakanishi, Inc. (Japan)	2,900	$311,399
Patterson Cos., Inc.	43,480	1,488,755
Sirona Dental Systems, Inc.*	34,100	1,942,336
Sysmex Corp. (Japan)	4,400	211,572
Techne Corp.	20,120	1,447,433
Thoratec Corp.*	124,000	4,290,400
Varian Medical Systems, Inc.*(a)	66,150	3,990,168
Wright Medical Group, Inc.*	32,030	708,183

		27,092,439

Healthcare Services — 0.6%
Fresenius Medical Care AG & Co. KGaA
(Germany)	6,890	505,209
HCA Holdings, Inc.	84,680	2,815,610
MEDNAX, Inc.*	10,960	815,972
UnitedHealth Group, Inc.	76,490	4,238,311
Universal Health Services, Inc. (Class B Stock)	45,390	2,075,685

		10,450,787

Holding Companies — 0.1%
AVI Ltd. (South Africa)	34,000	244,124
Bidvest Group Ltd. (South Africa)	7,600	188,105
GEA Group AG (Germany)	14,702	444,831
Hutchison Whampoa Ltd. (Hong Kong)	22,000	212,163
IJM Corp. Bhd (Malaysia)	103,000	158,783
Jardine Matheson Holdings Ltd. (Bermuda)	1,200	68,280
Keppel Corp. Ltd. (Singapore)	92,300	853,386
Wharf Holdings Ltd. (The) (Hong Kong)	16,000	110,637

		2,280,309

Hotels, Restaurants & Leisure
Galaxy Entertainment Group Ltd. (Hong Kong) (Class L Stock)*	23,000	76,415

Household Products — 0.2%
Jarden Corp.	34,790	1,838,304
Reckitt Benckiser Group PLC (United Kingdom)	23,300	1,341,329
Samsonite International SA (Luxembourg)	64,200	123,200

		3,302,833

Insurance — 2.5%
Aegon NV (Netherlands)	194,656	1,011,827
AIA Group Ltd. (Hong Kong)	291,000	1,078,281
Allianz SE (Germany)	12,825	1,525,954
AMP Ltd. (Australia)	22,881	102,228
AXA SA (France)	25,140	374,428
AXIS Capital Holdings Ltd. (Bermuda)	141,000	4,923,720
Berkshire Hathaway, Inc. (Class B Stock)*	121,280	10,696,896
ING Groep NV (Netherlands), CVA*	159,300	1,258,753
Korean Reinsurance Co. (South Korea)	40,816	433,045
Legal & General Group PLC (United Kingdom)	199,291	424,475
MetLife, Inc.	256,780	8,848,639
Platinum Underwriters Holdings Ltd. (Bermuda)	87,500	3,576,125
Prudential PLC (United Kingdom)	111,061	1,437,425
QBE Insurance Group Ltd. (Australia)	37,526	501,171
Reinsurance Group of America, Inc.	77,770	4,500,550
Sony Financial Holdings, Inc. (Japan)	5,700	97,184
Suncorp Group Ltd. (Australia)	12,533	119,546

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Tokio Marine Holdings, Inc. (Japan)	48,700	$1,239,249

		42,149,496

Internet — 1.7%
Amazon.com, Inc.*	36,290	9,229,273
Baidu, Inc. (Cayman Islands), ADR*	3,500	408,870
BroadSoft, Inc.*	17,370	712,517
Cogent Communications Group, Inc.	36,610	841,664
Google, Inc. (Class A Stock)*	17,050	12,864,225
NCSoft Corp. (South Korea)	1,448	309,293
Rakuten, Inc. (Japan)	20,200	205,395
Responsys, Inc.*	172,400	1,763,652
Sapient Corp.*	134,880	1,437,821
Tencent Holdings Ltd. (Cayman Islands)	22,000	744,825
Yahoo! Japan Corp. (Japan)	918	349,254

		28,866,789

Lodging — 0.2%
Hyatt Hotels Corp. (Class A Stock)*	69,530	2,791,630
Melco Crown Entertainment Ltd. (Cayman Islands), ADR*	27,100	365,308
Sands China Ltd. (Cayman Islands)	16,800	62,200
Whitbread PLC (United Kingdom)	8,302	304,051

		3,523,189

Machinery & Equipment — 1.0%
Alstom SA (France)	17,810	624,465
Caterpillar, Inc.(a)	41,120	3,537,965
Cummins, Inc.	37,960	3,500,292
FANUC Corp. (Japan)	1,600	257,533
Flowserve Corp.	31,810	4,063,409
Kubota Corp. (Japan)	42,000	423,877
Mitsubishi Heavy Industries Ltd. (Japan)	51,000	220,558
Nabtesco Corp. (Japan)	2,300	42,340
Nordson Corp.	57,970	3,398,201

		16,068,640

Manufacturing — 2.0%
Aptargroup, Inc.	56,270	2,909,722
Carlisle Cos., Inc.	64,330	3,340,014
Colfax Corp.*(a)	100,850	3,698,170
Cookson Group PLC (United Kingdom)	33,300	321,025
Danaher Corp.	129,090	7,119,314
General Electric Co.	439,090	9,971,734
IMI PLC (United Kingdom)	18,800	273,225
Ingersoll-Rand PLC (Ireland)	113,500	5,087,070
Konica Minolta Holdings, Inc. (Japan)	30,000	230,781
Nikon Corp. (Japan)	3,500	96,240
Orkla ASA (Norway)	49,100	372,906
Siemens AG (Germany)	5,958	594,207
Smiths Group PLC (United Kingdom)	23,200	388,496

		34,402,904

Media — 1.9%
Cablevision Systems Corp. (Class A Stock)(a)	170,890	2,708,606
Comcast Corp. (Class A Stock)	280,200	10,022,754
DISH Network Corp. (Class A Stock)	131,250	4,017,562
Fuji Media Holdings, Inc. (Japan)	359	587,311
Media Nusantara Citra Tbk PT (Indonesia)	1,846,000	500,087
Naspers Ltd. (South Africa) (Class N Stock)	12,300	761,039
Time Warner, Inc.(a)	161,830	7,335,754

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Viacom, Inc. (Class B Stock)	111,260	$5,962,423

		31,895,536

Metals & Mining — 1.3%
African Minerals Ltd. (Bermuda)*	82,200	394,229
AngloGold Ashanti Ltd. (South Africa)	11,400	400,527
ArcelorMittal (Luxembourg)	32,700	468,956
BHP Billiton Ltd. (Australia)	55,825	1,907,477
First Quantum Minerals Ltd. (Canada)	12,600	267,150
Fortescue Metals Group Ltd. (Australia)	119,151	427,164
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	96,448	318,752
Hitachi Metals Ltd. (Japan)	11,000	98,000
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	230,000	577,378
Kingsgate Consolidated Ltd. (Australia)	59,441	370,315
Kloeckner & Co. SE (Germany)*	25,289	241,685
Korea Zinc Co. Ltd. (South Korea)	452	196,720
MISUMI Group, Inc. (Japan)	10,800	267,762
Newcrest Mining Ltd. (Australia)	6,789	204,085
Newmont Mining Corp.(a)	52,510	2,941,085
NSK Ltd. (Japan)	146,000	847,951
POSCO (South Korea)	2,124	695,094
Precision Castparts Corp.	34,780	5,680,965
Rio Tinto Ltd. (Australia)	3,294	180,930
Rio Tinto PLC (United Kingdom)	46,600	2,170,959
Royal Gold, Inc.(a)	20,270	2,024,162
Tata Steel Ltd. (India)	35,600	269,903
Umicore SA (Belgium)	8,697	454,587
Vallourec SA (France)	11,060	468,307

		21,874,143

Office Equipment & Supplies — 0.1%
Canon, Inc. (Japan)	22,900	735,037
Ricoh Co. Ltd. (Japan)	50,000	422,236

		1,157,273

Oil, Gas & Consumable Fuels — 6.3%
Apache Corp.	24,410	2,110,733
Atmos Energy Corp.	53,540	1,916,197
Beijing Enterprises Holdings Ltd. (Hong Kong)	50,000	332,674
Berry Petroleum Co. (Class A Stock)	35,720	1,451,304
BG Group PLC (United Kingdom)	45,178	911,920
BG Group PLC (United Kingdom), ADR(a)	194,600	3,950,380
BP PLC (United Kingdom)	217,076	1,530,087
Cameron International Corp.*	98,770	5,538,034
Centrica PLC (United Kingdom)	105,800	560,034
Chevron Corp.	105,210	12,263,278
China Oilfield Services Ltd. (China) (Class H Stock)	418,000	756,978
China Resources Gas Group Ltd. (Bermuda)	118,000	240,288
CNOOC Ltd. (Hong Kong)	299,000	607,072
Concho Resources, Inc.*	16,200	1,534,950
Denbury Resources, Inc.*	92,650	1,497,224
Eni SpA (Italy)	77,900	1,703,794
Ensco PLC (United Kingdom) (Class A Stock)	75,722	4,131,392
EQT Corp.	66,700	3,935,300
Exxon Mobil Corp.	164,340	15,028,893

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Forum Energy Technologies, Inc.*	39,490	$960,397
Gazprom OAO (Russia) (OTC), ADR	62,780	633,450
Gazprom OAO (Russia) (RTS), ADR*	16,940	85,729
GDF Suez (France)	13,490	301,635
INPEX Corp. (Japan)	23	136,729
Kunlun Energy Co. Ltd. (Bermuda)	128,000	223,191
Lukoil OAO (Russia)	2,060	127,530
Lukoil OAO (Russia), ADR	11,450	704,633
Marathon Petroleum Corp.	102,535	5,597,386
National Oilwell Varco, Inc.	58,390	4,677,623
NovaTek OAO (Russia), GDR	4,310	480,698
Occidental Petroleum Corp.	68,850	5,925,231
Oil Search Ltd. (Papua New Guinea)	29,432	225,452
Oil States International, Inc.*	15,090	1,199,051
Osaka Gas Co. Ltd. (Japan)	42,000	184,792
OYO Geospace Corp.*	12,660	1,549,711
Pacific Drilling SA (Luxembourg)*	122,100	1,217,337
PetroChina Co. Ltd. (China) (Class H Stock)	400,000	517,130
Petroleo Brasileiro SA (Brazil)	86,000	984,190
Phillips 66	95,260	4,417,206
Repsol SA (Spain)	18,410	356,996
Rowan Cos. PLC (United Kingdom)*	40,790	1,377,478
Royal Dutch Shell PLC (United Kingdom), ADR	35,500	2,464,055
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XEQT)	31,874	1,101,815
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XLON)	62,685	2,168,218
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	35,828	1,271,658
Saipem SpA (Italy)	10,373	498,135
Schlumberger Ltd. (Netherlands)	33,900	2,451,987
Snam SpA (Italy), 144A*	63,500	281,522
Total SA (France)	33,870	1,680,051
Transocean Ltd. (Switzerland)	8,300	370,213
Western Refining, Inc.(a)	69,660	1,823,699
Woodside Petroleum Ltd. (Australia)	6,216	212,641

		106,208,101

Paper & Forest Products
China Forestry Holdings Co. Ltd. (Cayman Islands)	878,000	25,432
Empresas CMPC SA (Chile)	29,400	115,765

		141,197

Pharmaceuticals — 3.3%
Acrux Ltd. (Australia)	8,389	27,705
Allergan, Inc.	45,890	4,202,606
Bayer AG (Germany)	15,247	1,309,410
BioMarin Pharmaceutical, Inc.*(a)	38,650	1,556,436
Dr. Reddy’s Laboratories Ltd. (India)	18,000	559,479
Express Scripts Holding Co.*	81,600	5,113,872
GlaxoSmithKline PLC (United Kingdom)	79,400	1,830,276
Medicis Pharmaceutical Corp. (Class A Stock)	26,570	1,149,684
Medivation, Inc.*	66,500	3,747,940
Mitsubishi Tanabe Pharma Corp. (Japan)	32,400	491,715
Novartis AG (Switzerland)	21,716	1,328,821
Novo Nordisk A/S (Denmark) (Class B Stock)	6,002	948,174
Onyx Pharmaceuticals, Inc.*(a)	89,420	7,555,990

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Par Pharmaceutical Cos., Inc.*	15,140	$756,697
Pfizer, Inc.	489,150	12,155,378
Roche Holding AG (Switzerland)	17,931	3,349,789
Sanofi (France)	29,350	2,502,470
Ship Healthcare Holdings, Inc. (Japan)	4,100	130,444
Swedish Orphan Biovitrum AB (Sweden)*	86,300	483,473
Synta Pharmaceuticals Corp.*(a)	113,540	865,175
Theravance, Inc.*	30,740	796,473
Valeant Pharmaceuticals International, Inc. (Canada)*	96,100	5,311,447

		56,173,454

Real Estate — 0.2%
Cheung Kong Holdings Ltd. (Hong Kong)	61,000	891,132
Daito Trust Construction Co. Ltd. (Japan)	2,900	291,114
Global Logistic Properties Ltd. (Singapore)	120,000	244,609
Henderson Land Development Co. Ltd. (Hong Kong)	16,000	114,583
Kerry Properties Ltd. (Bermuda)	22,000	110,941
Lend Lease Group (Australia)	7,467	60,485
Mitsui Fudosan Co. Ltd. (Japan)	41,000	819,289
New World Development Co. Ltd. (Hong Kong)	595,041	916,958
Sino Land Co. Ltd. (Hong Kong)	30,000	55,868
Soho China Ltd. (Cayman Islands)	179,500	110,480
Sun Hung Kai Properties Ltd. (Hong Kong)	12,000	174,605
Swire Properties Ltd. (Hong Kong)	33,200	102,482

		3,892,546

Real Estate Investment Trusts — 1.8%
American Campus Communities, Inc.	86,930	3,814,488
American Tower Corp.	82,710	5,904,667
Douglas Emmett, Inc.	251,270	5,796,799
Extra Space Storage, Inc.	114,290	3,800,142
Goodman Group (Australia)	19,970	81,622
Post Properties, Inc.	81,220	3,895,311
Public Storage	35,050	4,877,908
Redwood Trust, Inc.(a)	84,310	1,219,123
Stockland (Australia)	114,668	395,573
Unibail-Rodamco SE (France)	1,590	316,905
Westfield Group (Australia)	80,599	846,967

		30,949,505

Retail & Merchandising — 3.5%
ABC-Mart, Inc. (Japan)	3,400	150,048
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	7,492	449,281
CVS Caremark Corp.	359,850	17,423,937
Dollar General Corp.*	47,060	2,425,472
Don Quijote Co. Ltd. (Japan)	3,500	134,803
FamilyMart Co. Ltd. (Japan)	3,800	186,692
Fast Retailing Co. Ltd. (Japan)	600	139,343
Foschini Group Ltd. (The) (South Africa)	7,600	115,520
GNC Holdings, Inc. (Class A Stock)	76,640	2,986,661
H2O Retailing Corp. (Japan)	10,000	114,144
Hennes & Mauritz AB (Sweden) (Class B Stock)	20,089	697,892
Inditex SA (Spain)	5,434	674,763
Kingfisher PLC (United Kingdom)	167,100	712,901
Lifestyle International Holdings Ltd. (Cayman Islands)	6,500	13,398

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Lululemon Athletica, Inc.*(a)	18,030	$1,333,138
McDonald’s Corp.	79,060	7,253,755
Nitori Holdings Co. Ltd. (Japan)	700	64,970
Nu Skin Enterprises, Inc. (Class A Stock)(a)	16,450	638,754
PPR (France)	6,710	1,029,548
PVH Corp.	34,530	3,236,152
Raia Drogasil SA (Brazil)	27,000	306,992
Sally Beauty Holdings, Inc.*	108,510	2,722,516
Seven & I Holdings Co. Ltd. (Japan)	19,900	609,802
Staples, Inc.	265,080	3,053,722
Sundrug Co. Ltd. (Japan)	2,400	87,176
Swatch Group AG (The) (Switzerland)	1,210	482,713
Wal-Mart de Mexico SAB de CV (Mexico) (Class V Stock)	55,100	155,175
Wal-Mart Stores, Inc.(a)	140,410	10,362,258
Wesfarmers Ltd. (Australia)	9,322	329,927
Yamada Denki Co. Ltd. (Japan)	14,700	644,847

		58,536,300

Semiconductors — 2.3%
Advanced Semiconductor Engineering, Inc. (Taiwan)	39,726	30,398
Altera Corp.	149,070	5,066,144
Broadcom Corp. (Class A Stock)*	183,290	6,338,168
Cirrus Logic, Inc.*	30,770	1,181,260
Infineon Technologies AG (Germany)	50,750	322,038
Maxim Integrated Products, Inc.	134,480	3,579,858
MediaTek, Inc. (Taiwan)	37,000	389,575
Monolithic Power Systems, Inc.*	91,100	1,799,225
Novatek Microelectronics Corp. (Taiwan)	83,000	298,871
NXP Semiconductors NV (Netherlands)*	202,400	5,062,024
QUALCOMM, Inc.	150,030	9,375,375
Samsung Electronics Co. Ltd. (South Korea)	2,252	2,713,881
STMicroelectronics NV (Netherlands)	125,800	679,939
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	401,000	1,233,586

		38,070,342

Software — 1.8%
Amadeus IT Holding SA (Spain) (Class A Stock)	19,400	451,980
Aspen Technology, Inc.*	78,650	2,033,102
BMC Software, Inc.*	43,220	1,793,198
Bottomline Technologies, Inc.*	73,260	1,808,789
Check Point Software Technologies Ltd. (Israel)*	147,600	7,108,416
Citrix Systems, Inc.*	40,220	3,079,645
Konami Corp. (Japan)	14,100	320,155
Nexon Co. Ltd. (Japan)*	5,800	80,077
Opnet Technologies, Inc.	50,800	1,730,756
Oracle Corp.	227,890	7,176,256
SAP AG (Germany)	15,385	1,089,552
VMware, Inc. (Class A Stock)*	44,160	4,272,038

		30,943,964

Telecommunications — 3.4%
Acme Packet, Inc.*(a)	90,540	1,548,234
ADTRAN, Inc.(a)	243,710	4,211,309
Allot Communications Ltd. (Israel)*	45,500	1,206,660

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
America Movil SAB de CV (Mexico) (Class L Stock)	645,400	$822,309
AT&T, Inc.	162,950	6,143,215
CenturyLink, Inc.	145,138	5,863,575
China Mobile Ltd. (Hong Kong)	18,000	199,546
China Unicom Hong Kong Ltd. (Hong Kong)	166,000	270,515
Deutsche Telekom AG (Germany)	41,670	512,722
Eutelsat Communications SA (France)	15,960	513,042
Far EasTone Telecommunications Co. Ltd. (Taiwan)	251,000	619,398
France Telecom SA (France)	33,270	401,371
Frontier Communications Corp.(a)	1,124,260	5,508,874
HKT Trust/HKT Ltd. (Hong Kong)	180,000	152,635
Juniper Networks, Inc.*	359,110	6,144,372
Leap Wireless International, Inc.*	17,950	122,245
LG Uplus Corp. (South Korea)	53,100	346,471
Magyar Telekom Telecommunications PLC (Hungary)	91,800	175,836
Maxis Bhd (Malaysia)	189,000	427,554
Millicom International Cellular SA (Luxembourg), SDR	3,100	287,640
Mobile Telesystems OJSC (Russia), ADR	29,340	514,037
Motorola Solutions, Inc.	108,750	5,497,312
MTN Group Ltd. (South Africa)	7,500	144,368
Netgear, Inc.*(a)	51,680	1,971,075
NII Holdings, Inc.*(a)	106,890	839,086
Nippon Telegraph & Telephone Corp. (Japan)	4,000	190,320
PCCW Ltd. (Hong Kong)	235,000	95,804
SBA Communications Corp. (Class A Stock)*(a)	75,930	4,775,997
Singapore Telecommunications Ltd. (Singapore)	107,000	278,623
Sistema JSFC (Russia), GDR	10,730	236,918
SK Telecom Co. Ltd. (South Korea)	898	117,958
SK Telecom Co. Ltd. (South Korea), ADR	26,000	378,040
Softbank Corp. (Japan)	22,600	913,753
Taiwan Mobile Co. Ltd. (Taiwan)	33,000	120,342
TDC A/S (Denmark)	38,700	281,903
Telecom Corp. of New Zealand Ltd. (New Zealand)	70,332	138,471
Telecom Italia SpA (Italy)	353,800	354,627
Telefonica SA (Spain)	104,022	1,386,862
Telekomunikasi Indonesia Tbk PT (Indonesia)	121,000	118,776
Telstra Corp. Ltd. (Australia)	52,174	211,513
Tower Bersama Infrastructure Tbk PT (Indonesia)*	466,000	216,408
Vodafone Group PLC (United Kingdom)	1,021,900	2,900,172

		57,159,888

Tobacco — 1.1%
British American Tobacco PLC (United Kingdom)	40,800	2,094,783
Imperial Tobacco Group PLC (United Kingdom)	19,133	708,138
Japan Tobacco, Inc. (Japan)	50,000	1,496,688
Lorillard, Inc.	17,570	2,046,026
Philip Morris International, Inc.	124,910	11,234,405

		17,580,040

	Shares	Value
COMMON STOCKS (Continued)
Transportation — 1.0%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	48	$343,525
Genesee & Wyoming, Inc. (Class A Stock)*(a)	22,520	1,505,687
Hitachi Transport System Ltd. (Japan)	5,300	88,810
SITC International Holdings Co. Ltd. (Cayman Islands)	1,271,000	303,312
Tidewater, Inc.	39,850	1,933,920
Union Pacific Corp.	56,260	6,678,062
United Parcel Service, Inc. (Class B Stock)	86,440	6,186,511
West Japan Railway Co. (Japan)	11,600	495,381

		17,535,208

Water Utilities — 0.2%
American Water Works Co., Inc.	61,120	2,265,107
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	17,400	708,016

		2,973,123

TOTAL COMMON STOCKS (cost $1,006,540,682)		1,065,904,282

EXCHANGE TRADED FUND — 0.1%
iShares MSCI Emerging Markets Index Fund (cost $2,037,820)	50,000	2,066,000

PREFERRED STOCKS — 0.3%
Automobile Manufacturers — 0.1%
Volkswagen AG (Germany), (PRFC)	7,132	1,300,968

Banks — 0.1%
Banco Bradesco SA (Brazil), (PRFC)	27,100	434,322
Itau Unibanco Holding SA (Brazil), (PRFC)	47,600	720,839

		1,155,161

Beverages
Cia de Bebidas das Americas (Brazil), (PRFC)	15,800	602,072

Metals & Mining — 0.1%
Gerdau SA (Brazil)	31,800	301,020
Vale SA (Brazil), (PRFC A)	43,800	761,166

		1,062,186

Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Brazil), (PRFC)	39,400	434,377

Transportation
Nordic American Tankers Ltd. (Bermuda), (PRFC)	65,800	663,264

TOTAL PREFERRED STOCKS (cost $5,556,193)		5,218,028

	Units
RIGHTS*(l)
Oil, Gas & Consumable Fuels
GDF Suez (France), expiring 10/25/12 (cost $0)	13,490	—

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES
Ally Master Owner Trust,
Series 2011-1, Class A2
2.150%	01/15/16	Aaa	$180	$183,234
Series 2011-3, Class A2
1.810%	05/15/16	Aaa	230	233,961

TOTAL ASSET-BACKED SECURITIES (cost $409,973)				417,195

BANK LOANS(c) — 0.2%
Airlines — 0.1%
Delta Air Lines, Inc.,
Term Loan B
6.000%	04/20/17	B2	644	648,333
US Airways Group, Inc.,
Term Loan
3.000%	03/23/14	Caa1	225	219,938

				868,271

Automobile Manufacturers — 0.1%
Chrysler Group LLC,
Term Loan B
6.000%	05/24/17	B2	352	358,930

Chemicals
Ascend Perfermance Material,
Term Loan B
7.000%	03/28/18	Ba3	109	109,040

Commercial Services
International Lease Finance Corp.,
Term Loan 3
5.000%	06/30/17	B1	80	80,900

Foods
Samson,
Term Loan
6.000%	09/17/18	B1	15	15,081

Insurance
Asurion Corp.,
Term Loan B
5.000%	07/10/17	Ba3	50	50,094
6.000%	05/24/12	Ba3	164	164,136
Term Loan B, PIK
11.000%	08/13/19	Ba3	95	101,056

				315,286

Internet
Go Daddy Operating Co. LLC,
Term Loan B-1
6.000%	12/16/18	B1	115	114,238

IT Services
Genpact Ltd.,
Term Loan B
4.000%	08/16/19	Ba2	125	125,234

Manufacturing
Colfax Corp.,
Term Loan B
5.000%	09/12/18	Ba3	69	69,822

Metals & Mining
John Maneely Co.,

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Metals & Mining (cont’d.)
Term Loan
5.000%	04/01/17	B2	$30	$29,885

Oil, Gas & Consumable Fuels
Arch Coal, Inc.,
Term Loan B
6.000%	05/14/18	B1	35	35,130
Chesapeake Energy Corp.,
Term Loan
9.000%	12/02/17	Ba3	50	50,125

				85,255

Pharmaceuticals
Valeant Pharmaceutical International, Inc.,
Term Loan B-C
Zero	09/16/19	BBB-(d)	60	60,330
Term Loan B-D
4.250%	02/13/19	BBB-(d)	20	20,070

				80,400

Pipelines
Crestwood Holdings LLC,
Term Loan B
10.000%	03/30/18	Caa1	63	64,197
Energy Transfer Equtiy LP,
Term Loan B
4.000%	03/23/17	Ba1	95	94,776

				158,973

Restaurants
Landrys Restaurants, Inc.,
Term Loan B
7.000%	04/16/18	B2	95	95,707

Retail & Merchandising
BJs Wholesale Club,
Term Loan
10.000%	03/20/20	B2	5	5,090
Term Loan B
6.000%	09/20/19	B2	15	15,042

				20,132

Software
First Data Corp.,
Term Loan
4.000%	03/24/18	B3	55	52,456

Specialty Retail
GNC Corp.,
Term Loan B
5.000%	03/02/18	Ba3	230	229,871

Telecommunications
Intelsat Jackson Holdings Ltd.,
Term Loan B1
4.500%	04/02/18	B1	75	75,066

Waste Management
Advanced Disposal Services, Inc.,
Term Loan B 10
5.250%	09/11/19	B1	35	35,153

TOTAL BANK LOANS (cost $2,854,123)				2,919,700

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.3%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2007-1, Class A4
5.451%	01/15/49	Aaa	$500	$576,885
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW15, Class A4
5.331%	02/11/44	Aaa	1,000	1,095,189
Citigroup Commercial Mortgage Trust,
Series 2007-C6, Class A4
5.699%(c)	12/10/49	Aaa	1,000	1,176,500
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class A5
5.617%	10/15/48	Aaa	1,000	1,157,554
Series 2007-CD4, Class A4
5.322%	12/11/49	Aaa	1,000	1,138,624
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46	Aaa	600	686,731
Credit Suisse Mortgage Capital Certificates,
Series 2006-C4, Class A3
5.467%	09/15/39	Aaa	500	564,105
Series 2007-C3, Class A4
5.676%(c)	06/15/39	Aa2	700	791,123
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class A4
5.543%	12/10/49	Aa3	1,290	1,465,423
Greenwich Capital Commercial Funding Corp.,
Series 2007-GG9, Class A4
5.444%	03/10/39	Aaa	2,942	3,359,240
GS Mortgage Securities Corp. II,
Series 2006-GG8, Class A4
5.560%	11/10/39	Aaa	500	579,074
Series 2007-EOP, Class A2, 144A
1.260%(c)	03/06/20	Aaa	210	209,876
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-CB17, Class A4
5.429%	12/12/43	Aaa	500	571,614
Series 2007-LD11, Class A4
5.813%(c)	06/15/49	Aa2	2,985	3,455,066
Series 2007-LDPX, Class A3
5.420%	01/15/49	Aaa	500	575,273
LB-UBS Commercial Mortgage Trust,
Series 2007-C1, Class A4
5.424%	02/15/40	A+(d)	1,000	1,154,678
Merrill Lynch/Countrywide Commercial Mortgage Trust,
Series 2006-4, Class A3
5.172%(c)	12/12/49	Aaa	500	571,008
Series 2007-5, Class A4
5.378%	08/12/48	Aa2	2,965	3,343,992
Series 2007-6, Class A4
5.485%(c)	03/12/51	Aa3	400	454,563
Morgan Stanley Capital I, Inc.,
Series 2007-IQ14, Class A4
5.692%(c)	04/15/49	A3	1,375	1,573,825
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C23, Class A4
5.418%(c)	01/15/45	Aaa	310	347,258
Series 2007-C30, Class A5
5.342%	12/15/43	Aa3	4,900	5,546,335

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2007-C31, Class A4
5.509%	04/15/47	Aa2	$840	$962,863
Series 2007-C32, Class A3
5.750%(c)	06/15/49	A1	4,105	4,726,468
Series 2007-C33, Class A4
5.923%(c)	02/15/51	Aaa	1,185	1,396,842
Series 2007-C33, Class A5
5.923%(c)	02/15/51	Aaa	1,000	1,167,345

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $36,412,923)				38,647,454

CORPORATE BONDS — 9.5%
Aerospace & Defense
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22	A2	349	371,903

Airlines — 0.1%
Continental Airlines 2012-1 Class B Pass-Through Trusts,
Pass-Through Certificates
6.250%	10/22/21	Ba2	115	119,025
Continental Airlines 2012-2 Class A Pass-Through Certificates,
Pass-Through Certificates
4.000%	10/29/24	Baa2	218	223,178
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15	Ba2	445	466,694
Delta Air Lines 2012-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
6.875%	05/07/19	Ba3	140	145,600
UAL 2009-2A Pass-Through Trust,
Pass-Through Certificates
9.750%	01/15/18	Baa2	159	182,589

				1,137,086

Apparel & Textile
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	B1	385	417,725

Auto Parts & Equipment — 0.1%
Continental Rubber of America Corp.,
Sec’d. Notes, 144A
4.500%	09/15/19	Ba2	300	306,450
Delphi Corp.,
Gtd. Notes
5.875%	05/15/19	Ba2	500	540,000
Tenneco, Inc.,
Gtd. Notes
6.875%	12/15/20	B1	145	158,775

				1,005,225

Automobile Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	B2	700	742,000
8.250%	06/15/21	B2	300	319,500

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Automobile Manufacturers (cont’d.)
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31	Ba2	$490	$609,438

				1,670,938

Banks — 1.6%
Ally Financial, Inc.,
Gtd. Notes
3.638%(c)	02/11/14	B1	300	301,854
4.625%	06/26/15	B1	170	174,334
5.500%	02/15/17	B1	220	229,962
8.000%	03/15/20	B1	65	76,050
8.000%	11/01/31	B1	65	75,790
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17	Baa2	285	306,699
5.650%	05/01/18	Baa1	155	176,727
5.700%	01/24/22	Baa2	2,500	2,936,402
5.750%	12/01/17	Baa1	1,085	1,248,353
5.875%	01/05/21	Baa1	1,000	1,153,679
Bank of America NA,
Sub. Notes
5.300%	03/15/17	A3	315	349,790
Capital One Capital V,
Ltd. Gtd. Notes
10.250%	08/15/39	Baa3	349	359,470
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/17	B1	110	114,160
5.000%	05/15/17	B1	115	122,762
5.000%	08/15/22	B1	300	312,122
5.250%	03/15/18	B1	75	80,438
5.375%	05/15/20	B1	75	81,188
Sr. Unsec’d. Notes, 144A
4.750%	02/15/15	B1	410	427,425
5.500%	02/15/19	B1	90	97,425
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.953%	06/15/16	A3	331	354,157
4.750%	05/19/15	A3	500	538,244
5.875%	01/30/42	Baa2	234	281,922
6.125%	05/15/18	A3	247	292,403
Credit Suisse NY (Switzerland),
Sub. Notes
6.000%	02/15/18	Aa2	320	362,633
Discover Bank,
Sub. Notes
7.000%	04/15/20	Ba1	600	722,696
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.500%	03/15/22	Baa1	400	426,431
Sub. Notes
4.500%	06/01/18	Baa2	300	332,115
Fifth Third Capital Trust IV,
Ltd. Gtd. Notes
6.500%(c)	04/15/67	Baa3	108	108,270
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.250%	07/27/21	A1	123	135,600

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
5.750%	01/24/22	A3	$1,000	$1,151,876
5.950%	01/18/18	A1	360	418,049
6.150%	04/01/18	A1	350	408,513
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	03/30/22	Aa3	155	166,302
Huntington Bancshares, Inc.,
Sub. Notes
7.000%	12/15/20	Baa2	200	243,030
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.150%	07/05/16	Aa3	451	477,018
3.250%	09/23/22	A2	1,695	1,718,550
4.350%	08/15/21	Aa3	265	292,077
4.500%	01/24/22	A2	2,200	2,440,350
6.300%	04/23/19	Aa3	300	368,796
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17	Aa2	500	591,688
KeyBank NA,
Sub. Notes
5.800%	07/01/14	Baa1	599	644,356
M&I Marshall & Ilsley Bank,
Sub. Notes
5.000%	01/17/17	A2	832	932,909
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	A2	1,185	1,300,716
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	A2	1,947	2,130,771
6.625%	04/01/18	A2	200	229,788
Regions Bank,
Sub. Notes
6.450%	06/26/37	Ba3	273	278,460
7.500%	05/15/18	Ba3	250	295,000
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.750%	06/15/15	Ba3	23	24,696
7.750%	11/10/14	Ba3	321	357,112

				26,649,158

Beverages — 0.1%
Beam, Inc.,
Sr. Unsec’d. Notes
1.875%	05/15/17	Baa2	79	80,736
3.250%	05/15/22	Baa2	94	97,252
5.375%	01/15/16	Baa2	72	81,953
5.875%	01/15/36	Baa2	104	124,562
6.375%	06/15/14	Baa2	161	175,577
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
3.750%	01/15/22	Baa1	707	767,757

				1,327,837

Biotechnology — 0.2%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.150%	11/15/41	Baa1	1,652	1,840,796
5.375%	05/15/43	Baa1	149	172,667

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Biotechnology (cont’d.)
5.650%	06/15/42	Baa1	$381	$454,775

				2,468,238

Building Materials — 0.1%
Building Materials Corp. of America,
Sr. Notes, 144A
6.875%	08/15/18	Ba3	400	429,000
Headwaters, Inc.,
Sec’d. Notes
7.625%	04/01/19	B2	130	131,950
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22	Ba2	110	120,506
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20	Caa2	105	111,300
USG Corp.,
Gtd. Notes, 144A
7.875%	03/30/20	B2	35	37,844

				830,600

Chemicals — 0.2%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
2.500%	02/15/16	Baa3	1,180	1,229,584
4.125%	11/15/21	Baa3	576	626,731
4.250%	11/15/20	Baa3	126	138,632
7.600%	05/15/14	Baa3	384	424,274
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19	B1	145	152,612
LyondellBasell Industries NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	04/15/19	Ba2	200	212,500
5.750%	04/15/24	Ba2	335	381,062
Nufarm Australia Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.375%	10/15/19	Ba3	25	25,000
Orion Engineered Carbons Bondco GmbH (Germany),
Sr. Sec’d. Notes, 144A
9.625%	06/15/18	B2	200	219,000
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20	Ba2	120	121,800

				3,531,195

Commercial Services — 0.1%
ARAMARK Holdings Corp.,
Sr. Unsec’d. Notes, 144A, PIK
8.625%	05/01/16	B3	400	410,004
Emergency Medical Services Corp.,
Gtd. Notes
8.125%	06/01/19	B3	300	318,000
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	Ba2	200	213,500
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	B2	400	422,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
Gtd. Notes, 144A
6.750%	04/15/19	B2	$100	$105,500
Rural/Metro Corp.,
Sr. Unsec’d. Notes, 144A
10.125%	07/15/19	Caa2	35	34,738

				1,503,742

Computers
SunGard Data Systems, Inc.,
Gtd. Notes
7.375%	11/15/18	Caa1	300	321,750

Consumer Products & Services — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.875%	08/15/19	Caa2	600	638,250
Sr. Sec’d. Notes
7.875%	08/15/19	Ba3	300	324,000
Sr. Sec’d. Notes, 144A
5.750%	10/15/20	B1	190	190,000

				1,152,250

Containers & Packaging
Ardagh Packaging Finance PLC (Ireland),
Sr. Sec’d. Notes, 144A
7.375%	10/15/17	Ba3	45	48,262
Sealed Air Corp.,
Gtd. Notes, 144A
8.125%	09/15/19	B1	225	250,312

				298,574

Distribution/Wholesale
HD Supply, Inc.,
Sec’d. Notes, 144A
11.000%	04/15/20	Caa1	250	277,500
Sr. Sec’d. Notes, 144A
8.125%	04/15/19	B2	200	217,000

				494,500

Diversified Financial Services — 0.4%
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.750%	04/15/17	Ba3	70	75,425
9.750%	08/01/18	Ba3	25	28,500
Aon Corp.,
Gtd. Notes
5.000%	09/30/20	Baa2	205	236,191
Sr. Unsec’d. Notes
3.125%	05/27/16	Baa2	400	423,701
Discover Financial Services,
Notes, 144A
5.200%	04/27/22	Ba1	304	333,083
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	02/03/17	Baa3	200	212,559
5.000%	05/15/18	Ba1	700	764,206
5.875%	08/02/21	Ba1	260	294,154
6.625%	08/15/17	Ba1	200	231,983

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
General Motors Financial Co., Inc.,
Gtd. Notes, 144A
4.750%	08/15/17	Ba3	$115	$117,911
Hyundai Capital America,
Gtd. Notes, 144A
1.625%	10/02/15	Baa2	163	163,081
2.125%	10/02/17	Baa2	180	180,025
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
7.750%	01/15/16	Ba3	300	312,750
8.000%	01/15/18	Ba3	1,125	1,206,562
Gtd. Notes, 144A
8.000%	01/15/18	Ba3	40	42,900
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.875%	04/01/15	Ba3	120	124,729
5.750%	05/15/16	B1	640	678,555
5.875%	08/15/22	Ba3	120	123,966
6.250%	05/15/19	B1	225	241,875
8.250%	12/15/20	B1	10	11,900
8.625%	01/15/22	B1	65	78,488
8.750%	03/15/17	B1	25	29,250
Sr. Unsec’d. Notes, 144A
6.750%	09/01/16	Ba3	500	561,875
Serta Simmons Holdings LLC,
Sr. Notes, 144A
8.125%	10/01/20	Caa1	75	75,938

				6,549,607

Electric Utilities — 0.6%
AES Corp. (The),
Sr. Unsec’d. Notes
7.375%	07/01/21	Ba3	400	456,000
8.000%	10/15/17	Ba3	300	346,500
Atlantic Power Corp. (Canada),
Gtd. Notes
9.000%	11/15/18	B1	440	467,500
Dominion Resources, Inc.,
Jr. Sub. Notes
2.662%(c)	09/30/66	Baa3	426	387,392
DPL, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	10/15/16	Ba1	515	565,212
7.250%	10/15/21	Ba1	300	342,000
Duquesne Light Holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.900%	12/01/21	Ba1	329	383,757
6.400%	09/15/20	Ba1	536	633,378
Edison International,
Sr. Unsec’d. Notes
3.750%	09/15/17	Baa2	91	97,748
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes, 144A
11.750%	03/01/22	Caa3	35	37,188
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	Baa3	343	449,284

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
FirstEnergy Solutions Corp.,
Gtd. Notes
4.800%	02/15/15	Baa3	$320	$344,008
6.050%	08/15/21	Baa3	498	558,652
GenOn Americas Generation LLC,
Sr. Unsec’d. Notes
9.125%	05/01/31	B3	300	319,500
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
7.625%	06/15/14	B3	300	320,250
9.500%	10/15/18	B3	555	629,925
9.875%	10/15/20	B3	35	38,850
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	Baa3	325	361,420
5.250%	02/15/43	Baa3	228	254,442
5.400%	07/15/14	Baa3	500	536,012
5.800%	02/01/42	Baa3	160	189,156
5.950%	06/15/41	Baa3	331	398,434
6.150%	03/01/13	Baa3	137	139,901
6.400%	03/15/18	Baa3	310	379,161
NRG Energy, Inc.,
Gtd. Notes, 144A
6.625%	03/15/23	B1	145	148,262
NSG Holdings LLC/NSG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
7.750%	12/15/25	Ba2	200	208,000
Pepco Holdings, Inc.,
Sr. Unsec’d. Notes
2.700%	10/01/15	Baa3	406	422,056
PPL Energy Supply LLC,
Sr. Unsec’d. Notes
6.500%	05/01/18	Baa2	313	370,425
PSEG Power LLC,
Gtd. Notes
2.750%	09/15/16	Baa1	72	74,842
Puget Energy, Inc.,
Sr. Sec’d. Notes, 144A
5.625%	07/15/22	Ba1	40	42,400
TECO Finance, Inc.,
Gtd. Notes
4.000%	03/15/16	Baa3	300	324,470

				10,226,125

Electronic Components & Equipment
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/22	Ba1	50	49,750
Sanmina-SCI Corp.,
Gtd. Notes, 144A
7.000%	05/15/19	B1	105	106,050
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	B2	75	74,812

				230,612

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Entertainment & Leisure
Equinox Holdings, Inc.,
Sec’d. Notes, 144A
9.500%	02/01/16	B1	$365	$387,812
GWR Operating Partnership LLP,
First Mortgage
10.875%	04/01/17	B3	300	345,000

				732,812

Environmental Control
ADS Waste Holdings, Inc.,
Sr. Notes, 144A
8.250%	10/01/20	Ba2	50	51,000
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.250%	08/01/20	Ba3	120	123,600
Covanta Holding Corp.,
Sr. Unsec’d. Notes
6.375%	10/01/22	Ba3	50	54,359
7.250%	12/01/20	Ba3	300	332,657

				561,616

Foods — 0.2%
ARAMARK Corp.,
Gtd. Notes
8.500%	02/01/15	B3	60	61,426
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
8.250%	02/01/20	B1	370	369,075
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20	Baa2	1,380	1,664,785
6.500%	08/11/17	Baa2	800	983,588
Post Holdings, Inc.,
Gtd. Notes, 144A
7.375%	02/15/22	B1	550	584,375
US Foods, Inc.,
Sr. Unsec’d. Notes, 144A
8.500%	06/30/19	Caa2	255	265,838

				3,929,087

Healthcare Products
DJO Finance LLC/DJO Finance Corp.,
Sec’d. Notes, 144A
8.750%	03/15/18	B3	5	5,319
Sr. Notes, 144A
9.875%	04/15/18	Caa1	30	29,625

				34,944

Healthcare Services — 0.1%
CHS/Community Health Systems, Inc.,
Sr. Sec’d. Notes
5.125%	08/15/18	Ba3	50	51,875
DaVita, Inc.,
Gtd. Notes
5.750%	08/15/22	B2	450	468,000
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.625%	07/31/19	Ba2	100	106,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Services (cont’d.)
HealthSouth Corp.,
Gtd. Notes
5.750%	11/01/24	B1	$30	$30,525
7.250%	10/01/18	B2	380	411,350
Radiation Therapy Services, Inc.,
Sec’d. Notes
8.875%	01/15/17	B1	40	38,600
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	Baa2	313	316,578
4.650%	01/15/43	Baa2	386	393,722

				1,817,150

Holding Companies
Boart Longyear Management Pty Ltd. (Australia),
Gtd. Notes, 144A
7.000%	04/01/21	Ba2	435	446,419
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20	Caa1	150	154,125

				600,544

Home Construction — 0.1%
DR Horton, Inc.,
Gtd. Notes
4.375%	09/15/22	Ba2	75	74,531
KB Home,
Gtd. Notes
7.250%	06/15/18	B2	125	134,688
7.500%	09/15/22	B2	80	86,600
9.100%	09/15/17	B2	50	56,625
Lennar Corp.,
Gtd. Notes
6.950%	06/01/18	B3	365	403,325
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22	B1	20	20,050
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	B3	300	346,125
8.375%	01/15/21	B3	300	342,375

				1,464,319

Insurance — 0.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.875%	09/15/16	Baa1	144	160,739
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20	Ba3	35	35,788
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
4.000%	10/15/17	Baa3	1,000	1,074,836
5.125%	04/15/22	Baa3	350	393,135
6.625%	04/15/42	Baa3	252	304,751
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21	Baa2	334	353,041
Sr. Unsec’d. Notes, 144A

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
6.500%	03/15/35	Baa2	$260	$278,048
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
4.800%	07/15/21	Baa2	100	112,365
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	A1	145	165,072
MetLife, Inc.,
Sr. Unsec’d. Notes
1.564%	12/15/17	A3	167	168,307
1.564%	12/15/22	A3	442	447,560
4.750%	02/08/21	A3	920	1,066,262
6.750%	06/01/16	A3	500	598,458
Northwestern Mutual Life Insurance Co. (The),
Sub. Notes, 144A
6.063%	03/30/40	Aa2	209	267,443
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	A3	123	162,951
Pacific LifeCorp,
Sr. Notes, 144A
6.000%	02/10/20	Baa1	1,379	1,533,895
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3	368	411,374
5.750%	08/15/42	Baa2	381	400,880

				7,934,905

Internet
Zayo Group LLC/Zayo Capital, Inc.,
Gtd. Notes
10.125%	07/01/20	Caa1	90	99,450
Sr. Sec’d. Notes
8.125%	01/01/20	B1	220	240,350

				339,800

Lodging — 0.2%
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21	B3	300	322,500
Gtd. Notes, 144A
7.500%	04/15/21	B3	85	91,375
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sr. Sec’d. Notes
7.625%	01/15/16	B2	200	213,500
Sr. Sec’d. Notes, 144A
7.625%	01/15/16	B1	95	101,175
MGM Resorts International,
Gtd. Notes
7.500%	06/01/16	B3	600	642,000
7.625%	01/15/17	B3	800	848,000
7.750%	03/15/22	B3	95	99,275
Gtd. Notes, 144A
6.750%	10/01/20	B3	190	190,000
8.625%	02/01/19	B3	85	92,650
MTR Gaming Group, Inc.,
Sec’d. Notes
11.500%	08/01/19	Caa1	131	137,509

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Lodging (cont’d.)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
First Mortgage
7.750%	08/15/20	Ba2	$35	$38,938
First Mortgage, 144A
5.375%	03/15/22	Ba2	620	629,300

				3,406,222

Machinery & Equipment
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	B2	75	78,000

Manufacturing
JB Poindexter & Co., Inc.,
Unsec’d. Notes, 144A
9.000%	04/01/22	B2	295	295,000

Media — 0.8%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	B1	190	189,050
7.750%	04/15/18	B1	360	398,700
8.625%	09/15/17	B1	300	348,750
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	09/30/22	B1	500	502,500
6.500%	04/30/21	B1	260	278,200
7.000%	01/15/19	B1	300	324,750
7.250%	10/30/17	B1	335	365,150
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3	400	427,000
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22	Baa1	146	151,464
4.650%	07/15/42	Baa1	1,202	1,285,670
5.700%	05/15/18	Baa1	400	486,504
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.875%	10/01/19	Baa2	200	235,250
6.350%	03/15/40	Baa2	200	232,895
DISH DBS Corp.,
Gtd. Notes, 144A
4.625%	07/15/17	Ba2	215	219,838
5.875%	07/15/22	Ba2	85	87,125
Harron Communications LP/Harron Finance Corp.,
Sr. Notes, 144A
9.125%	04/01/20	Caa1	45	48,600
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
3.650%	04/30/15	Baa2	400	427,850
4.375%	04/01/21	Baa2	940	1,065,900
5.150%	04/30/20	Baa2	1,050	1,244,338
Sr. Unsec’d. Notes, 144A
6.400%	04/30/40	Baa2	200	253,849
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	235	281,617
6.150%	02/15/41	Baa1	736	916,233

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
7.750%	10/15/18	B2	$10	$11,275
Sr. Notes, 144A
4.500%	10/01/20	B2	95	94,406
Starz LLC/Starz Finance Corp.,
Sr. Notes, 144A
5.000%	09/15/19	Ba2	45	46,012
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42	Baa2	360	359,020
6.750%	07/01/18	Baa2	295	371,002
Time Warner, Inc.,
Gtd. Notes
5.375%	10/15/41	Baa2	556	632,826
6.200%	03/15/40	Baa2	320	398,423
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany),
Sr. Sec’d. Notes, 144A
7.500%	03/15/19	B1	150	164,625
8.125%	12/01/17	B1	150	161,250
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	Caa2	755	766,325
Sr. Sec’d. Notes, 144A
6.875%	05/15/19	B2	470	484,100
Viacom, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/17	Baa1	208	227,324

				13,487,821

Metals & Mining — 0.1%
Alpha Natural Resources, Inc.,
Gtd. Notes
6.250%	06/01/21	Ba3	100	83,250
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	B1	90	94,050
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	11/03/21	A1	247	268,430
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.375%	02/01/16	B1	465	452,212
7.000%	11/01/15	B1	340	338,300
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18	B3	55	56,100
Peabody Energy Corp.,
Gtd. Notes, 144A
6.250%	11/15/21	Ba1	100	99,500
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18	B3	145	145,000
Steel Dynamics, Inc.,
Gtd. Notes
7.625%	03/15/20	Ba2	110	119,350
Gtd. Notes, 144A
6.125%	08/15/19	Ba2	120	124,800

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
				$1,780,992

Office Equipment & Supplies
Xerox Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/21	Baa2	$86	91,379

Oil, Gas & Consumable Fuels — 0.9%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	686	827,054
Antero Resources Finance Corp.,
Gtd. Notes
7.250%	08/01/19	B2	400	433,000
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.375%	09/15/22	B1	100	105,500
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
2.248%	11/01/16	A2	880	921,180
3.625%	05/08/14	A2	294	308,308
4.742%	03/11/21	A2	250	291,430
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	Ba3	805	811,038
6.775%	03/15/19	Ba3	70	70,175
6.875%	11/15/20	Ba3	340	358,700
Denbury Resources, Inc.,
Gtd. Notes
6.375%	08/15/21	B1	300	325,500
Drill Rigs Holdings, Inc. (Marshall Islands),
Sr. Sec’d. Notes, 144A
6.500%	10/01/17	B2	45	44,719
EP Energy LLC/EP Energy Finance, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	05/01/19	Ba3	60	64,200
Sr. Unsec’d. Notes, 144A
9.375%	05/01/20	B2	95	103,550
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes, 144A
7.750%	09/01/22	B2	335	341,700
Exterran Holdings, Inc.,
Gtd. Notes
7.250%	12/01/18	Ba3	199	209,448
FMC Technologies, Inc.,
Sr. Unsec’d. Notes
2.000%	10/01/17	Baa2	61	61,632
3.450%	10/01/22	Baa2	111	112,685
Forbes Energy Services Ltd.,
Gtd. Notes
9.000%	06/15/19	Caa1	200	194,000
Forest Oil Corp.,
Gtd. Notes, 144A
7.500%	09/15/20	B2	90	89,325
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.875%	04/01/20	Ba3	250	254,375
8.000%	09/01/17	Ba3	50	53,812

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
8.625%	04/15/20	B2	$300	$328,500
Gtd. Notes, 144A
6.250%	11/01/19	B2	415	412,925
6.500%	05/15/19	B2	15	15,000
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
5.125%	03/01/21	Baa2	330	380,799
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes
6.300%	08/01/16	Baa1	157	182,622
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.625%	07/01/24	Ba1	55	61,050
Offshore Group Investments Ltd. (Cayman Islands),
Sr. Sec’d. Notes
11.500%	08/01/15	B3	395	436,475
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19	Ba3	300	318,750
Pan American Energy LLC (Argentina),
Gtd. Notes, 144A
7.875%	05/07/21	Ba3	25	22,875
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	02/15/20	Ba3	185	194,250
PetroBakken Energy Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
8.625%	02/01/20	Caa1	370	384,800
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
3.875%	01/27/16	A3	208	220,024
5.375%	01/27/21	A3	942	1,061,418
5.750%	01/20/20	A3	383	436,543
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22	Baa1	281	317,530
5.500%	01/21/21	Baa1	322	377,545
5.500%	06/27/44	Baa1	336	369,600
6.500%	06/02/41	Baa1	600	747,900
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18	Ba2	300	320,250
Phillips 66,
Gtd. Notes, 144A
4.300%	04/01/22	Baa1	316	345,974
5.875%	05/01/42	Baa1	270	320,593
Plains Exploration & Production Co.,
Gtd. Notes
6.125%	06/15/19	B1	260	261,950
Quicksilver Resources, Inc.,
Gtd. Notes
7.125%	04/01/16	B3	55	47,025
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/20	B3	150	154,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	Baa1	$ 361	$ 377,807
2.875%	10/01/22	Baa1	196	198,349
SESI LLC,
Gtd. Notes
7.125%	12/15/21	Ba3	105	116,025
Tesoro Corp.,
Gtd. Notes
4.250%	10/01/17	Ba1	40	41,200
5.375%	10/01/22	Ba1	45	46,350
Transocean, Inc. (Cayman Islands),
Gtd. Notes
5.050%	12/15/16	Baa3	136	151,974
6.375%	12/15/21	Baa3	180	215,428
WPX Energy, Inc.,
Sr. Unsec’d. Notes
5.250%	01/15/17	Ba1	370	399,600
6.000%	01/15/22	Ba1	150	161,250

				15,408,212

Paper & Forest Products
PH Glatfelter Co.,
Sr. Notes, 144A
5.375%	10/15/20	Ba1	30	30,300
Sappi Papier Holding GmbH (Austria),
Sr. Sec’d. Notes, 144A
7.750%	07/15/17	Ba2	200	214,000
8.375%	06/15/19	Ba2	200	214,000

				458,300

Pharmaceuticals — 0.2%
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	Baa3	275	293,256
Gtd. Notes, 144A
4.750%	11/15/21	Baa3	1,105	1,278,536
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
4.125%	09/15/20	Baa3	295	325,181
NBTY, Inc.,
Gtd. Notes
9.000%	10/01/18	B3	300	333,750
Sky Growth Acquisition Corp.,
Gtd. Notes, 144A
7.375%	10/15/20	Caa1	25	25,125
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A
6.500%	07/15/16	B1	170	178,288
6.875%	12/01/18	B1	600	631,500
Sr. Notes, 144A
6.375%	10/15/20	B1	100	102,000
VPI Escrow Corp.,
Sr. Notes, 144A
6.375%	10/15/20	B1	150	153,000
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
1.875%	10/01/17	Baa3	169	170,881
3.250%	10/01/22	Baa3	253	256,240

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
4.625%	10/01/42	Baa3	$152	$155,624

				3,903,381

Pipelines — 0.5%
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes
5.875%	04/15/21	Ba3	380	398,050
6.125%	07/15/22	Ba3	245	259,088
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.,
Gtd. Notes
7.750%	04/01/19	B3	300	304,500
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	Baa2	1,094	1,160,801
5.350%	03/15/20	Baa2	325	356,594
EL Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
4.100%	11/15/15	Ba1	488	518,685
5.000%	10/01/21	Ba1	129	142,074
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21	Baa2	509	550,680
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20	Ba2	10	11,350
Kinder Morgan Finance Co. LLC,
Sr. Sec’d. Notes, 144A
6.000%	01/15/18	Ba1	300	325,149
Midcontinent Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
5.450%	09/15/14	Ba1	420	437,800
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
3.950%	09/15/15	Baa3	350	380,280
Sr. Unsec’d. Notes
3.650%	06/01/22	Baa2	2,100	2,229,366
Regency Energy Partners LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/23	B1	75	75,844
Southern Natural Gas/Southern Natural Issuing Corp.,
Sr. Unsec’d. Notes
4.400%	06/15/21	Baa3	102	109,537
Spectra Energy Capital LLC,
Gtd. Notes
5.650%	03/01/20	Baa2	350	412,818
Spectra Energy Partners LP,
Sr. Unsec’d. Notes
2.950%	06/15/16	Baa3	114	117,586
4.600%	06/15/21	Baa3	75	81,214
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
6.375%	08/01/22	Ba3	200	212,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Sr. Notes, 144A
5.875%	10/01/20	B1	15	15,375
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21	Baa3	377	428,498

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3	$ 50	$ 54,261

				8,581,550

Real Estate — 0.1%
CB Richard Ellis Services, Inc.,
Gtd. Notes
6.625%	10/15/20	Ba1	315	344,138
Post Apartment Homes LP,
Sr. Unsec’d. Notes
6.300%	06/01/13	Baa3	551	567,480

				911,618

Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
4.600%	04/01/22	Baa2	94	100,295
BioMed Realty LP,
Gtd. Notes
3.850%	04/15/16	Baa3	280	294,529
4.250%	07/15/22	Baa3	155	161,576
6.125%	04/15/20	Baa3	540	627,057
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	Baa2	785	826,784
Brandywine Operating Partnership LP,
Gtd. Notes
5.700%	05/01/17	Baa3	264	294,175
Camden Property Trust,
Sr. Unsec’d. Notes
5.375%	12/15/13	Baa1	550	576,657
CommonWealth REIT,
Sr. Unsec’d. Notes
5.750%	11/01/15	Baa2	42	44,727
DDR Corp.,
Sr. Unsec’d. Notes
4.625%	07/15/22	Baa3	120	130,483
4.750%	04/15/18	Baa3	200	221,896
Digital Realty Trust LP,
Gtd. Notes
4.500%	07/15/15	Baa2	100	106,991
5.250%	03/15/21	Baa2	134	149,085
Duke Realty LP,
Gtd. Notes
4.375%	06/15/22	Ba2	198	208,784
Sr. Unsec’d. Notes
3.875%	10/15/22	Baa2	353	358,987
6.250%	05/15/13	Baa2	1,061	1,096,338
Equity One, Inc.,
Gtd. Notes
5.375%	10/15/15	Baa3	39	42,305
6.250%	12/15/14	Baa3	900	986,389
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	Baa1	1,610	1,855,358
Host Hotels & Resorts LP,
Gtd. Notes
4.750%	03/01/23	Ba1	55	56,994

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Liberty Property LP,
Sr. Unsec’d. Notes
4.125%	06/15/22	Baa1	$169	$176,921
4.750%	10/01/20	Baa1	168	182,299
Mack-Cali Realty LP,
Sr. Unsec’d. Notes
4.500%	04/18/22	Baa2	108	115,611
PPF Funding, Inc.,
Notes, 144A
5.125%	06/01/15	Baa2	40	41,473
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes
8.125%	11/01/18	B2	120	131,400
Simon Property Group LP,
Sr. Unsec’d. Notes
2.800%	01/30/17	A3	66	69,481
4.125%	12/01/21	A3	1,985	2,201,558
4.200%	02/01/15	A3	600	638,990
Tanger Properties LP,
Sr. Unsec’d. Notes
6.125%	06/01/20	Baa2	335	397,663
6.150%	11/15/15	Baa2	315	355,237

				12,450,043

Retail & Merchandising — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
6.250%	08/20/19	Ba3	240	249,600
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	03/15/19	B2	135	140,062
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21	Ba3	40	38,700
J. Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19	Caa1	375	392,812
McJunkin Red Man Corp.,
Sr. Sec’d. Notes
9.500%	12/15/16	B3	250	269,688
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc.,
Gtd. Notes
10.500%	01/15/20	Caa1	385	442,750
Petco Animal Supplies, Inc.,
Gtd. Notes, 144A
9.250%	12/01/18	Caa1	50	55,500
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	Caa2	370	379,250
9.500%	06/15/17	Caa3	305	313,769
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	08/01/21	Ba3	253	270,078
7.500%	10/01/18	Ba3	16	17,120
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	Baa1	199	201,247
3.100%	09/15/22	Baa1	288	292,270

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
				$ 3,062,846

Savings & Loan
RBS Citizens Financial Group, Inc. (United Kingdom),
Sub. Notes, 144A
4.150%	09/28/22	BBB+(d)	$290	290,540

Semiconductors
Amkor Technology, Inc.,
Sr. Unsec’d. Notes
7.375%	05/01/18	Ba3	50	52,000

Shipbuilding
Huntington Ingalls Industries, Inc.,
Gtd. Notes
6.875%	03/15/18	Ba3	100	108,375

Software — 0.1%
First Data Corp.,
Sec’d. Notes, 144A
8.250%	01/15/21	Caa1	50	49,875
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	B1	140	139,125
7.375%	06/15/19	B1	600	618,750
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20	Ba3	225	232,312

				1,040,062

Telecommunications — 0.8%
America Movil SAB de CV (Mexico),
Gtd. Notes
2.375%	09/08/16	A2	200	208,118
Sr. Unsec’d. Notes
3.125%	07/16/22	A2	286	294,718
AT&T, Inc.,
Sr. Unsec’d. Notes
3.875%	08/15/21	A2	700	792,341
5.350%	09/01/40	A2	1,507	1,813,840
5.550%	08/15/41	A2	307	382,153
6.300%	01/15/38	A2	300	393,815
Avaya, Inc.,
Gtd. Notes
9.750%	11/01/15	Caa2	220	195,250
Gtd. Notes, PIK
10.125%	11/01/15	Caa2	220	196,350
CenturyLink, Inc.,
Sr. Unsec’d. Notes
6.150%	09/15/19	Baa3	125	140,061
6.450%	06/15/21	Baa3	216	243,756
Digicel Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20	Caa1	400	420,000
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
7.000%	02/15/20	B1	400	408,000
8.250%	09/01/17	B1	100	108,000
Embarq Corp.,
Sr. Unsec’d. Notes
7.082%	06/01/16	Baa3	62	73,219
7.995%	06/01/36	Baa3	125	140,580

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	04/01/19	B3	$200	$216,000
7.500%	04/01/21	B3	320	346,400
Gtd. Notes, 144A
6.625%	12/15/22	Caa2	140	139,300
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes
11.250%	02/04/17	Caa3	450	475,875
Gtd. Notes, PIK
11.500%	02/04/17	Caa3	515	545,900
Nextel Communications, Inc.,
Gtd. Notes
7.375%	08/01/15	B1	248	248,930
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	B2	280	222,600
SBA Communications Corp.,
Sr. Notes, 144A
5.625%	10/01/19	B2	95	96,662
Sprint Nextel Corp.,
Gtd. Notes, 144A
7.000%	03/01/20	Ba3	310	347,200
9.000%	11/15/18	Ba3	250	300,000
Sr. Unsec’d. Notes
6.000%	12/01/16	B3	520	535,600
7.000%	08/15/20	B3	335	348,400
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.462%	02/16/21	Baa1	153	149,940
Telesat Canada/Telesat LLC (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	05/15/17	B3	165	171,600
tw telecom holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	10/01/22	B1	115	117,300
UPCB Finance III Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	07/01/20	Ba3	250	261,875
UPCB Finance V Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	Ba3	80	87,000
UPCB Finance VI Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22	Ba3	150	159,000
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21	A3	1,200	1,323,874
6.400%	02/15/38	A3	700	943,433

				12,847,090

Tobacco — 0.2%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	Baa1	325	324,245
4.250%	08/09/42	Baa1	325	323,025
9.250%	08/06/19	Baa1	181	257,004
9.700%	11/10/18	Baa1	102	146,095

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Tobacco (cont’d.)
Reynolds American, Inc.,
Gtd. Notes
6.750%	06/15/17	Baa3	$ 660	$ 798,882
7.250%	06/15/37	Baa3	610	771,124

				2,620,375

Transportation — 0.1%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42	A3	1,000	1,058,013
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Marshall Islands),
Sr. Sec’d. Notes
8.875%	11/01/17	Ba3	300	307,875

				1,365,888

TOTAL CORPORATE BONDS
(cost $151,808,375)				159,841,936

MUNICIPAL BONDS — 0.3%
California — 0.2%
State of California,
General Obligation Unlimited
7.300%	10/01/39	A1	75	99,862
7.350%	11/01/39	A1	85	114,776
7.500%	04/01/34	A1	330	440,078
7.550%	04/01/39	A1	405	552,784
7.600%	11/01/40	A1	1,365	1,894,811
7.625%	03/01/40	A1	120	165,598

				3,267,909

Illinois — 0.1%
State of Illinois,
General Obligation Unlimited
5.100%	06/01/33	A1	1,420	1,377,613
5.877%	03/01/19	A1	40	44,985
6.630%	02/01/35	A1	170	189,555
6.725%	04/01/35	A1	125	142,499
7.350%	07/01/35	A1	60	70,683

				1,825,335

TOTAL MUNICIPAL BONDS
(cost $4,933,757)				5,093,244

RESIDENTIAL MORTGAGE-BACKED SECURITY
Fannie Mae REMICS,
Series 2012-94, Class E
(cost $357,152)
3.000%	06/25/22	Aaa	336	353,860

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 10.9%
Federal Home Loan Mortgage Corp.
3.500%	04/01/42		869	944,362
3.500%	TBA		1,600	1,711,000
4.000%	06/01/24-04/01/42		5,758	6,278,968
4.500%	05/01/39-02/01/41		7,463	8,142,651
5.000%	11/01/35-08/01/40		2,180	2,390,051

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
5.500%	03/01/34-01/01/40	$3,512	$3,838,879
6.500%	09/01/39	716	816,299
Federal National Mortgage Assoc.
2.500%	TBA	5,000	5,254,688
3.000%	02/01/27-06/01/42	1,633	1,738,617
3.000%	TBA	1,800	1,908,000
3.000%	TBA	10,300	10,872,938
3.500%	10/01/25-09/01/42	10,510	11,308,147
3.500%	TBA	4,300	4,611,750
3.500%	TBA	5,800	6,205,094
4.000%	11/01/20-07/01/42	21,518	23,382,759
4.000%	TBA	1,800	1,937,250
4.500%	12/01/23-11/01/41	10,017	11,015,210
4.500%	TBA	11,100	12,014,016
5.000%	08/01/34-08/01/38	6,322	6,922,068
5.000%	TBA	7,200	7,853,625
5.500%	01/01/23-09/01/38	11,251	12,415,213
5.500%	TBA	6,700	7,344,875
6.000%	02/01/34-07/01/41	8,998	9,975,009
6.500%	07/01/32-08/01/36	4,000	4,572,259
Government National Mortgage Assoc.
3.000%	TBA	2,400	2,570,625
3.500%	11/15/41-03/15/42	1,833	2,021,909
4.000%	09/15/25-10/15/41	2,892	3,199,614
4.500%	05/15/39-03/15/41	5,801	6,425,760
5.000%	07/15/39-09/15/40	4,995	5,554,783

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $180,166,986)			183,226,419

U.S. TREASURY OBLIGATIONS — 7.8%
U.S. Treasury Bonds
2.750%	08/15/42	7,929	7,797,680
3.000%	05/15/42	6,171	6,398,556
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.750%	02/15/42	4,580	5,046,160
U.S. Treasury Notes
0.250%	04/30/14-09/15/14	33,326	33,329,094
0.500%	07/31/17	14,180	14,110,206
0.750%	06/30/17	25,438	25,630,769
1.625%	08/15/22	20,130	20,107,978
1.750%	05/15/22	11,666	11,830,047
1.875%	10/31/17	2,713	2,879,171
2.000%	02/15/22	4,322	4,495,217

TOTAL U.S. TREASURY OBLIGATIONS (cost $131,318,142)			131,624,878

TOTAL LONG-TERM INVESTMENTS (cost $1,522,396,126)			1,595,312,996

	Shares	Value
SHORT-TERM INVESTMENT — 20.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $346,433,071; includes $53,258,533 of cash collateral received for securities on loan)(b)(w)	346,433,071	$346,433,071

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 115.1% (cost $1,868,829,197)		1,941,746,067

SECURITIES SOLD SHORT — (8.6)%
COMMON STOCKS — (8.6)%
Aerospace & Defense — (0.2)%
General Dynamics Corp.	37,420	(2,474,210)
Northrop Grumman Corp.	26,540	(1,763,052)

		(4,237,262)

Apparel & Textile — (0.1)%
Skechers U.S.A., Inc. (Class A Stock)*	100,160	(2,043,264)

Automobile Manufacturers — (0.2)%
PACCAR, Inc.	70,760	(2,832,169)

Beverages — (0.2)%
SABMiller PLC (United Kingdom), ADR	91,500	(4,026,000)

Biotechnology — (0.2)%
Celgene Corp.*	41,900	(3,201,160)
Immunogen, Inc.*	72,310	(1,055,726)

		(4,256,886)

Building Materials
D.R. Horton, Inc.	41,360	(853,670)

Chemicals — (0.2)%
EI du Pont de Nemours & Co.	53,010	(2,664,813)

Computers — (0.1)%
Western Digital Corp.	61,750	(2,391,578)

Distribution/Wholesale — (0.1)%
Fastenal Co.	33,080	(1,422,109)

Diversified Financial Services — (0.4)%
BGC Partners, Inc. (Class A Stock)	297,280	(1,456,672)
Franklin Resources, Inc.	13,980	(1,748,479)
LPL Financial Holdings, Inc.	82,030	(2,341,136)
T. Rowe Price Group, Inc.	20,240	(1,281,192)

		(6,827,479)

Electric Utilities — (0.3)%
Consolidated Edison, Inc.	20,590	(1,233,135)
E.ON AG (Germany), ADR	13,900	(329,569)
National Fuel Gas Co.	50,200	(2,712,808)
Public Service Enterprise Group, Inc.	48,540	(1,562,017)

		(5,837,529)

Foods — (0.6)%
General Mills, Inc.	65,260	(2,600,611)
H.J. Heinz Co.	54,180	(3,031,371)
Sysco Corp.	74,880	(2,341,498)
Whole Foods Market, Inc.	15,060	(1,466,844)

		(9,440,324)

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Hand/Machine Tools — (0.2)%
Kennametal, Inc.	84,120	$(3,119,170)

Healthcare Products — (0.4)%
Becton, Dickinson & Co.	36,990	(2,905,934)
St. Jude Medical, Inc.	76,450	(3,220,838)

		(6,126,772)

Insurance — (0.8)%
Assurant, Inc.	183,170	(6,832,241)
Genworth Financial, Inc. (Class A Stock)*	337,930	(1,767,374)
Protective Life Corp.	202,170	(5,298,876)

		(13,898,491)

Internet — (0.2)%
F5 Networks, Inc.*	11,550	(1,209,285)
Facebook, Inc. (Class A Stock)*	74,620	(1,615,523)

		(2,824,808)

Manufacturing — (0.2)%
3M Co.	9,620	(889,080)
Eaton Corp.	47,840	(2,260,918)

		(3,149,998)

Metals & Mining — (0.1)%
Nucor Corp.	45,550	(1,742,743)

Oil, Gas & Consumable Fuels — (1.0)%
Cabot Oil & Gas Corp.	116,340	(5,223,666)
ConocoPhillips	86,220	(4,930,060)
Kodiak Oil & Gas Corp. (Canada)*	216,700	(2,028,312)
Patterson-UTI Energy, Inc.	151,120	(2,393,741)
Ultra Petroleum Corp. (Canada)*	85,800	(1,885,884)

		(16,461,663)

Pharmaceuticals — (0.4)%
AmerisourceBergen Corp.	89,850	(3,478,094)
Bristol-Myers Squibb Co.	112,300	(3,790,125)

		(7,268,219)

Restaurants — (0.1)%
Buffalo Wild Wings, Inc.*	12,260	(1,051,172)

Retail & Merchandising — (0.9)%
American Eagle Outfitters, Inc.	89,160	(1,879,493)
Bed Bath & Beyond, Inc.*	36,790	(2,317,770)
Cheesecake Factory, Inc. (The)	28,230	(1,009,222)
Dick’s Sporting Goods, Inc.	41,250	(2,138,812)
Nordstrom, Inc.	20,990	(1,158,228)
O’Reilly Automotive, Inc.*	22,040	(1,842,985)
Tiffany & Co.	37,730	(2,334,732)
Walgreen Co.	77,880	(2,837,947)

		(15,519,189)

Semiconductors — (0.9)%
ARM Holdings PLC (United Kingdom), ADR	144,600	(4,045,908)
KLA-Tencor Corp.	53,270	(2,541,245)
MKS Instruments, Inc.	53,070	(1,352,754)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	340,300	(5,383,546)
Texas Instruments, Inc.	42,590	(1,173,354)

		(14,496,807)

Software — (0.4)%
CA, Inc.	194,280	(5,005,624)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Software (cont’d.)
Red Hat, Inc.*	27,890	$(1,588,057)

		(6,593,681)

Telecommunications — (0.3)%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	97,500	(2,480,400)
Windstream Corp.	176,390	(1,783,303)

		(4,263,703)

Tobacco — (0.1)%
Reynolds American, Inc.	22,780	(987,285)

TOTAL COMMON STOCKS (proceeds received $139,239,380)		(144,336,784)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION
Federal Home Loan Mortgage Corp. (proceeds received $533,828)
4.000%	TBA	$500	(537,422)

TOTAL SECURITIES SOLD SHORT (proceeds received $139,773,208)			(144,874,206)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 106.5% (cost $1,729,055,989)			1,796,871,861
Liabilities in excess of other assets(x) — (6.5)%			(108,991,351)

NET ASSETS — 100.0%			$1,687,880,510

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Anadelen (Bearer)
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NASDAQ	National Association of Securities Dealers Automated Quotation
NVDR	Non-Voting Depository Receipt
OTC	Over the Counter
PIK	Payment-in-Kind
PRFC	Preference Shares
REMICS	Real Estate Mortgage Investment Conduits
REIT	Real Estate Investment Trust
RTS	Russia Trading System Exchange
SDR	Special Drawing Rights
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
XEQT	Equiduct Stock Exchange
XLON	London Stock Exchange
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012.
Ratings of certain bonds may have changed subsequent to

AST FI PYRAMIS® ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $51,194,726; cash collateral of $53,258,533 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects

the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Depreciation(1)(2)
Long Positions:
356	Mini MSCI EAFE Index	Dec. 2012	$27,288,655	$26,667,960	$(620,695)
1,774	S&P 500 E-Mini	Dec. 2012	127,226,274	127,213,540	(12,734)

					$(633,429)

(1)	Cash of $8,384,005 has been segregated to cover requirement for open futures contracts as of September 30, 2012.

(2)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$984,971,558	$80,907,292	$25,432
Exchange Traded Fund	2,066,000	—	—
Preferred Stocks	5,218,028	—	—
Rights	—	—	—
Asset-Backed Securities	—	417,195	—
Bank Loans	—	2,884,547	35,153
Commercial Mortgage-Backed Securities	—	38,647,454	—
Corporate Bonds	—	159,841,936	—
Municipal Bonds	—	5,093,244	—
Residential Mortgage-Backed Security	—	353,860	—
U.S. Government Agency Obligation	—	183,226,419	—
U.S. Treasury Obligations	—	131,624,878	—
Affiliated Money Market Mutual Fund	346,433,071	—	—
Short Sales – Common Stocks	(144,336,784)	—	—
Short Sales – U.S. Government Agency Obligation	—	(537,422)	—
Other Financial Instruments*
Futures	(633,429)	—	—

Total	$1,193,718,444	$602,459,403	$60,585

Fair Value of Level 2 investments at 12/31/11 was $260,407,023. An amount of $55,495,715 was transferred from Level 1 into Level 2 at 09/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST FIRST TRUST BALANCED TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS — 61.3%
Aerospace & Defense — 0.9%
Curtiss-Wright Corp.	83,476	$2,729,665
Northrop Grumman Corp.	421,159	27,977,592
Raytheon Co.	124,449	7,113,505

		37,820,762

Airlines — 0.9%
Cathay Pacific Airways Ltd. (Hong Kong)	21,128,337	34,192,614
JetBlue Airways Corp.*(a)	607,495	2,909,901

		37,102,515

Auto Components — 0.2%
American Axle & Manufacturing Holdings, Inc.*	484,954	5,465,432
Standard Motor Products, Inc.	239,160	4,405,327

		9,870,759

Automobiles — 1.0%
Tata Motors Ltd. (India), ADR(a)	1,536,058	39,445,969

Beverages — 0.3%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	32,676	3,658,732
Molson Coors Brewing Co. (Class B Stock)(a)	143,314	6,456,296

		10,115,028

Biotechnology — 0.7%
Acorda Therapeutics, Inc.*	185,447	4,749,298
Biogen Idec, Inc.*	54,043	8,064,837
PDL BioPharma, Inc.(a)	679,990	5,229,123
Pharmacyclics, Inc.*(a)	123,984	7,996,968

		26,040,226

Capital Markets — 1.2%
Credit Suisse Group AG (Switzerland), ADR	549,724	11,626,663
Deutsche Bank AG (Germany)(a)	320,974	12,726,619
Man Group PLC (United Kingdom)	19,039,370	25,318,393

		49,671,675

Chemicals — 1.8%
CF Industries Holdings, Inc.	222,198	49,381,284
Minerals Technologies, Inc.	48,025	3,406,413
Olin Corp.	877,026	19,057,775

		71,845,472

Commercial Banks — 7.1%
Banco Bilbao Vizcaya Argentaria SA (Spain), ADR	1,663,071	12,888,800
Banco Santander SA (Spain), ADR(a)	1,795,248	13,392,550
Bank of China Ltd. (China) (Class H Stock)	93,569,000	35,418,570
Bank of the Ozarks, Inc.	165,940	5,719,952
Barclays PLC (United Kingdom), ADR	973,871	13,507,591
BB&T Corp.	642,358	21,300,591
BOC Hong Kong Holdings Ltd. (Hong Kong)	14,520,806	45,923,461
First Niagara Financial Group, Inc.	1,956,299	15,826,459
FirstMerit Corp.(a)	1,161,290	17,105,802
FNB Corp.	1,589,699	17,820,526
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	55,446,000	32,534,615
Mitsubishi UFJ Financial Group, Inc. (Japan), ADR	2,882,652	13,404,332
Mizuho Financial Group, Inc. (Japan), ADR	4,517,592	14,591,822

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Prosperity Bancshares, Inc.	73,804	$3,145,526
Sumitomo Mitsui Financial Group, Inc. (Japan), ADR	2,168,187	13,399,396
Texas Capital Bancshares, Inc.*(a)	176,655	8,781,520

		284,761,513

Commercial Services & Supplies — 0.7%
ACCO Brands Corp.*(a)	169,033	1,097,024
Healthcare Services Group, Inc.	160,046	3,660,252
Republic Services, Inc.	638,670	17,569,812
Rollins, Inc.	307,151	7,184,262

		29,511,350

Communications Equipment — 0.2%
EchoStar Corp. (Class A Stock)*	208,386	5,972,343

Computers & Peripherals — 2.8%
Apple, Inc.	91,275	60,904,156
Seagate Technology PLC (Ireland)	1,571,794	48,725,614
Synaptics, Inc.*(a)	161,014	3,867,556

		113,497,326

Construction & Engineering — 0.1%
KBR, Inc.	170,337	5,079,449

Consumer Finance — 0.2%
EZCORP, Inc. (Class A Stock)*	99,998	2,292,954
First Cash Financial Services, Inc.*(a)	143,801	6,616,284

		8,909,238

Diversified Consumer Services — 0.5%
Bridgepoint Education, Inc.*(a)	266,847	2,708,497
Career Education Corp.*	346,474	1,306,207
Coinstar, Inc.*(a)	244,287	10,988,029
DeVry, Inc.(a)	178,079	4,053,078

		19,055,811

Diversified Financial Services — 0.6%
ING Groep NV (Netherlands), ADR*(a)	1,666,733	13,150,523
Leucadia National Corp.	217,817	4,955,337
MarketAxess Holdings, Inc.	172,874	5,462,818

		23,568,678

Diversified Telecommunication Services — 3.9%
8x8, Inc.*(a)	337,973	2,217,103
AT&T, Inc.	1,327,794	50,057,834
BT Group PLC (United Kingdom), ADR	1,238,050	46,055,460
China Unicom Hong Kong Ltd. (Hong Kong), ADR(a)	836,590	13,644,783
Cincinnati Bell, Inc.*(a)	974,437	5,554,291
France Telecom SA (France), ADR(a)	965,173	11,794,414
Nippon Telegraph & Telephone Corp. (Japan), ADR	639,373	15,159,534
Telecom Italia SpA (Italy), ADR(a)	1,287,996	12,931,480

		157,414,899

Electric Utilities — 0.5%
American Electric Power Co., Inc.(a)	498,351	21,897,543

Electronic Equipment & Instruments — 0.1%
EnerSys, Inc.*	93,090	3,285,146

Electronic Equipment, Instruments & Components — 1.7%
Benchmark Electronics, Inc.*	186,452	2,847,122
Coherent, Inc.*	55,132	2,528,354

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
FARO Technologies, Inc.*	78,998	$3,264,197
Hitachi Ltd. (Japan), ADR	253,500	14,069,250
Jabil Circuit, Inc.	1,326,779	24,837,303
MTS Systems Corp.(a)	114,720	6,143,256
OSI Systems, Inc.*	148,646	11,570,605
SYNNEX Corp.*(a)	76,158	2,481,228

		67,741,315

Energy Equipment & Services — 0.7%
Oil States International, Inc.*	331,455	26,337,414

Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.(a)	60,657	3,465,941
Costco Wholesale Corp.	73,950	7,404,244
CVS Caremark Corp.	140,411	6,798,701
United Natural Foods, Inc.*(a)	69,477	4,060,931
Walgreen Co.	188,739	6,877,649
Whole Foods Market, Inc.	77,850	7,582,590

		36,190,056

Food Products — 1.6%
B&G Foods, Inc.	227,595	6,898,404
Cal-Maine Foods, Inc.	103,887	4,668,682
Hormel Foods Corp.(a)	221,411	6,474,058
Kraft Foods, Inc. (Class A Stock)	1,066,778	44,111,270
Lancaster Colony Corp.(a)	48,011	3,516,806

		65,669,220

Healthcare Providers & Services — 1.2%
Air Methods Corp.*(a)	61,083	7,291,478
AMERIGROUP Corp.*	92,284	8,437,526
Chemed Corp.(a)	50,510	3,499,838
Henry Schein, Inc.*	83,987	6,657,649
Humana, Inc.	71,195	4,994,329
LifePoint Hospitals, Inc.*	80,370	3,438,229
Magellan Health Services, Inc.*	64,702	3,339,270
Molina Healthcare, Inc.*	93,587	2,353,713
UnitedHealth Group, Inc.	112,925	6,257,174

		46,269,206

Hotels, Restaurants & Leisure — 1.8%
BJ’s Restaurants, Inc.*(a)	132,606	6,013,682
Bob Evans Farms, Inc.(a)	84,347	3,300,498
Buffalo Wild Wings, Inc.*(a)	35,931	3,080,724
Caribou Coffee Co., Inc.*(a)	100,264	1,376,625
Ladbrokes PLC (United Kingdom)	16,894,445	47,141,959
Peet’s Coffee & Tea, Inc.*(a)	61,686	4,524,051
Red Robin Gourmet Burgers, Inc.*	69,253	2,254,878
Shuffle Master, Inc.*	261,835	4,139,611

		71,832,028

Household Products — 0.2%

Church & Dwight Co., Inc.	131,948	7,123,873

Industrial Conglomerates — 1.2%
General Electric Co.(a)	2,115,739	48,048,433

Insurance — 1.7%
CNO Financial Group, Inc.	419,829	4,051,350
Mercury General Corp.	440,658	17,031,432
ProAssurance Corp.	71,365	6,454,251
RSA Insurance Group PLC (United Kingdom)	23,218,323	41,429,824

		68,966,857

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services — 0.4%
Akamai Technologies, Inc.*	171,868	$6,575,670
DealerTrack Holdings, Inc.*(a)	209,120	5,823,992
LivePerson, Inc.*(a)	255,468	4,626,525

		17,026,187

IT Consulting & Services — 0.5%
Cardtronics, Inc.*(a)	213,068	6,345,165
Heartland Payment Systems, Inc.(a)	185,904	5,889,439
Mantech International Corp. (Class A Stock)	91,760	2,202,240
Visa, Inc. (Class A Stock)(a)	53,011	7,118,317

		21,555,161

Machinery — 0.5%
Cascade Corp.	102,943	5,635,100
Cummins, Inc.	51,810	4,777,400
ITT Corp.	135,028	2,720,814
RBC Bearings, Inc.*	106,688	5,131,693

		18,265,007

Media — 1.2%
DISH Network Corp. (Class A Stock)	1,339,990	41,017,094
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	160,452	3,085,492
Sinclair Broadcast Group, Inc. (Class A Stock)	482,588	5,409,811

		49,512,397

Metals & Mining — 1.1%
ArcelorMittal (Luxembourg)(a)	698,380	10,084,607
Century Aluminum Co.*(a)	311,860	2,229,799
Commercial Metals Co.	1,397,151	18,442,393
POSCO (South Korea), ADR	164,053	13,376,882

		44,133,681

Multiline Retail — 1.8%
Dillard’s, Inc. (Class A Stock)	290,113	20,980,972
Dollar Tree, Inc.*	142,472	6,877,836
Macy’s, Inc.	1,124,847	42,316,744

		70,175,552

Multi-Utilities — 2.0%
Avista Corp.	766,198	19,721,937
DTE Energy Co.	347,810	20,847,731
Integrys Energy Group, Inc.	358,216	18,698,875
Sempra Energy	324,039	20,897,275

		80,165,818

Oil, Gas & Consumable Fuels — 3.4%
Apache Corp.	57,539	4,975,397
BP PLC (United Kingdom), ADR	316,345	13,400,374
Chevron Corp.	230,116	26,822,321
China Petroleum & Chemical Corp. (China), ADR(a)	132,778	12,271,343
Encana Corp. (Canada)(a)	753,307	16,512,489
Eni SpA (Italy), ADR	323,445	14,179,829
Hollyfrontier Corp.	197,922	8,168,241
Petroleo Brasileiro SA (Brazil), ADR	498,154	11,427,653
Royal Dutch Shell PLC (United Kingdom), ADR	205,095	14,235,644
Total SA (France), ADR(a)	267,904	13,421,990

		135,415,281

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products — 0.9%
Buckeye Technologies, Inc.	189,420	$6,072,805
MeadWestvaco Corp.	622,693	19,054,406
Neenah Paper, Inc.	199,340	5,709,098
P.H. Glatfelter Co.	208,541	3,714,115

		34,550,424

Personal Products — 0.1%
Prestige Brands Holdings, Inc.*	243,072	4,122,501

Pharmaceuticals — 2.2%
Bristol-Myers Squibb Co.	194,324	6,558,435
Forest Laboratories, Inc.*	192,838	6,866,961
Hi-Tech Pharmacal Co., Inc.*	62,148	2,057,720
Medicines Co. (The)*(a)	143,772	3,710,755
Pfizer, Inc.	2,801,837	69,625,649

		88,819,520

Professional Services — 0.2%
Advisory Board Co. (The)*(a)	159,497	7,628,742

Real Estate Investment Trusts — 0.2%
Anworth Mortgage Asset Corp.	482,096	3,278,253
Capstead Mortgage Corp.	234,068	3,157,577

		6,435,830

Road & Rail — 0.7%
Old Dominion Freight Line, Inc.*	777,418	23,446,927
Werner Enterprises, Inc.	127,804	2,731,171

		26,178,098

Semiconductor Equipment & Product — 1.8%
Atmel Corp.*	601,125	3,161,918
ATMI, Inc.*	255,755	4,749,370
Cirrus Logic, Inc.*(a)	536,649	20,601,955
First Solar, Inc.*(a)	173,235	3,836,289
Intel Corp.	1,488,163	33,751,537
Monolithic Power Systems, Inc.*(a)	164,674	3,252,312
Omnivision Technologies, Inc.*(a)	186,231	2,598,854

		71,952,235

Software — 0.6%
ACI Worldwide, Inc.*(a)	81,724	3,453,656
Activision Blizzard, Inc.	522,868	5,897,951
Bottomline Technologies, Inc.*	173,794	4,290,974
CA, Inc.	231,151	5,955,606
Manhattan Associates, Inc.*	99,066	5,673,510

		25,271,697

Specialty Retail — 4.1%
Advance Auto Parts, Inc.	532,917	36,472,839
Asbury Automotive Group, Inc.*	147,622	4,126,035
Body Central Corp.*	77,853	813,564
Buckle, Inc. (The)(a)	70,065	3,183,053
Children’s Place Retail Stores, Inc. (The)*(a)	61,448	3,686,880
Finish Line, Inc. (The) (Class A Stock)	242,064	5,504,535
GameStop Corp. (Class A Stock)(a)	270,288	5,676,048
Hibbett Sports, Inc.*(a)	127,432	7,575,832
Lithia Motors, Inc. (Class A Stock)(a)	99,820	3,325,004
Men’s Wearhouse, Inc. (The)	330,059	11,363,931
Monro Muffler Brake, Inc.(a)	146,630	5,159,910
PetSmart, Inc.	709,296	48,927,238
Ross Stores, Inc.	117,667	7,601,288
Sonic Automotive, Inc. (Class A Stock)	322,272	6,116,723
Tractor Supply Co.	72,850	7,204,136

			Shares	Value
COMMON STOCKS (Continued)
Specialty Retail (cont’d.)
Vitamin Shoppe, Inc.*(a)			143,124	$8,346,992

				165,084,008

Textiles, Apparel & Luxury Goods — 0.1%
Iconix Brand Group, Inc.*(a)			172,007	3,137,408

Thrifts & Mortgage Finance — 1.5%
Astoria Financial Corp.(a)			2,067,476	20,426,663
New York Community Bancorp, Inc.(a)			1,445,181	20,463,763
People’s United Financial, Inc.(a)			1,499,004	18,197,909

				59,088,335

Trading Companies & Distributors — 0.6%
Applied Industrial Technologies, Inc.			77,466	3,209,416
United Rentals, Inc.*(a)			414,401	13,555,057
W.W. Grainger, Inc.(a)			30,166	6,285,689

				23,050,162

Transportation Infrastructure — 0.9%
COSCO Pacific Ltd. (Bermuda)			26,598,272	37,003,573

Wireless Telecommunication Services — 1.8%
NTT DoCoMo, Inc. (Japan), ADR(a)			878,858	14,202,345
VimpelCom Ltd. (Bermuda), ADR			1,244,565	14,810,324
Vodafone Group PLC (United Kingdom)			14,791,830	41,979,494

				70,992,163

TOTAL COMMON STOCKS
(cost $2,411,867,981)				2,452,607,884

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
BANK LOANS(c) — 2.8%
Aerospace & Defense — 0.1%
Booz Allen Hamilton,
Initial Tranche Term Loan B
4.500%	07/18/19	Ba3	$400	401,583
DynCorp International,
Term Loan
6.250%	07/07/16	Ba2	829	826,204
TransDigm, Inc.,
Term Loan B-1
4.000%	02/14/17	Ba2	989	993,624

				2,221,411

Auto Components — 0.1%
Allison Transmission,
Term Loan B-3
4.250%	08/08/19	Ba3	1,167	1,169,219
Goodyear Tire & Rubber Co. (The),
Term Loan (Second Lien)
4.750%	03/27/19	Ba1	714	719,345
Metalydyne LLC,
Term Loan B
5.250%	05/17/17	B1	490	497,221
Tomkins PLC,
Term Loan B-1
4.250%	09/29/16	Ba2	978	981,234

				3,367,019

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Automobiles
Chrysler Group LLC,
Term Loan B
6.000%	05/25/17	Ba2	$992	$1,011,071

Biotechnology
Grifols, Inc.,
U.S. Term Loan B
4.500%	02/02/19	Ba2	1,156	1,163,973

Capital Markets — 0.1%
Hamilton Lane Advisors LLC,
Term Loan B
6.500%	02/28/18	Ba3	557	554,357
LPL Holdings, Inc.,
Initial Tranche Term Loan B
4.000%	03/06/19	Ba2	332	332,289
Mondrian Investment Partners Ltd.,
Term Loan B
5.500%	07/12/18	Ba2	591	591,479
Nuveen Investments, Inc.,
Additional Extended First-Lien Term Loan
5.947%	05/13/17	B2	1,000	997,188

				2,475,313

Chemicals — 0.2%
Ascend Performance Materials,
Term Loan B
6.750%	04/04/18	B1	299	298,593
Ashland, Inc.,
Term Loan B
3.750%	07/19/18	Baa3	740	744,373
AZ Chem US, Inc.,
Term Loan B
7.250%	12/19/17	Ba3	630	640,840
INEOS US Finance LLC,
6 Year Term Loan
6.500%	04/25/18	B1	782	788,626
PolyOne Corp.,
Term Loan B
5.000%	11/30/17	Ba1	632	634,749
Taminco Global Chemical Corp.,
Tranche Dollar Term Loan B-1
5.250%	02/15/19	B1	498	502,164
Tronox, Inc.,
Delayed Draw Term Loan
4.250%	02/08/18	Ba2	247	248,484
Term Loan
4.250%	01/27/19	Ba2	904	911,392
Univar, Inc.,
Term Loan B
5.000%	06/30/17	B2	800	795,125

				5,564,346

Commercial Services & Supplies
Advanced Disposal Services,
Term Loan B
5.250%	09/25/19	B1	964	969,910

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Commercial Services & Supplies (cont’d.)
WCA Waste Corp.,
Term Loan B
5.500%	03/01/18	B1	$498	$499,158

				1,469,068

Communications Equipment
Commscope, Inc.,
Tranche 1 Term Loan B
4.250%	01/14/18	Ba3	992	995,545

Construction & Engineering
Terex Corp.,
U.S. Term Loan
5.500%	04/28/17	Ba2	496	496,654
WireCo Worldgroup, Inc.,
Term Loan B
6.000%	02/15/17	Ba2	600	603,750

				1,100,404

Containers & Packaging
Reynolds Group Holdings, Inc.,
U.S. Term Loan

4.750%	09/14/18	B1	538	540,225

Diversified Consumer Services
Asurion Corp.,
Term Loan B
5.500%	05/24/18	Ba2	950	953,485
Term Loan B-1
4.750%	07/24/17	Ba2	500	501,875

				1,455,360

Diversified Financial Services — 0.1%
AlixPartners, LLP,
Term Loan B-1(First Lien)
5.500%	05/24/17	Ba3	1,000	997,500
Flying Fortress, Inc. (ILFC),
Term Loan B
5.000%	02/10/17	Ba2	1,000	1,011,250
iPayment, Inc.,
Term Loan B
5.750%	05/08/17	Ba2	502	497,073
MoneyGram Payment Systems Worldwide, Inc.,
Term Loan B
4.250%	11/18/17	Ba2	1,150	1,140,297
RPI Finance Trust (Royalty Pharma),
6.75 Year Term Loan
4.000%	05/08/18	Baa2	986	987,558
Incremental Term Loan B
4.000%	11/09/18	Baa2	398	400,151

				5,033,829

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Term Loan B
4.500%	04/02/18	B1	990	992,760
Tranche Term Loan B
5.250%	04/02/18	B1	990	990,841
Level 3 Financing, Inc.,
Term Loan B-III
5.750%	09/01/18	Ba3	500	501,458

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Telecommunication Services (cont’d.)
Telesat Canada,
U.S. Term Loan B
4.250%	03/08/19	Ba3	$570	$570,356

				3,055,415

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
Term Loan B
5.750%	09/20/19	B2	714	717,857
General Nutrition Centers, Inc.,
Term Loan B
3.750%	03/30/18	Ba3	1,262	1,261,765
Tranche Term Loan B
4.250%	03/02/18	Ba3	1,196	1,194,590

				3,174,212

Food Products — 0.1%
Dean Foods Co.,
2017 Tranche Term Loan B-3 (extending)
3.470%	04/02/17	Ba3	992	987,838
Dole Food Company, Inc.,
Tranche Term Loan B-2
5.000%	07/08/18	Ba2	118	118,435
Tranche Term Loan C-2
5.000%	07/08/18	Ba2	211	211,936
JBS USA, LLC,
Initial Term Loan
4.250%	05/25/18	Ba3	992	985,019
Pinnacle Foods Finance LLC,
Tranche Term Loan F
4.750%	10/17/18	Ba3	428	427,767

				2,730,995

Healthcare Equipment & Supplies — 0.2%
Alere, Inc.,
Term Loan B
4.750%	07/01/18	Ba3	993	995,602
Bausch & Lomb, Inc.,
Term Loan B
5.250%	05/10/19	B1	713	719,269
ConvaTec, Inc.,
Term Loan B
5.000%	12/22/16	Ba3	450	449,888
DJO Finance LLC (ReAble Therapeutics Finance LLC),
Extended Tranche Term Loan B-2
5.216%	11/01/16	Ba3	588	587,008
Tranche Term Loan B-3
6.250%	09/15/17	Ba3	405	405,627
Hologic, Inc.,
Tranche Term Loan B
4.500%	04/29/19	Ba2	893	902,455
Kinetic Concepts, Inc.,
Dollar Term Loan B-1
7.000%	04/27/18	Ba2	1,449	1,466,991

				5,526,840

Healthcare Providers & Services — 0.3%
Community Health Systems,
Extended Term Loan
3.923%	01/25/17	Ba3	1,119	1,121,966

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare Providers & Services (cont’d.)
DaVita, Inc.,
Term Loan B
4.500%	10/20/16	Ba2	$987	$991,140
Term Loan B-2
4.250%	08/01/19	Ba2	150	150,112
Emergency Medical Services Corp.,
Term Loan B
5.250%	05/25/18	B1	851	853,484
Fresenius SE,
Term Loan D-1
3.500%	09/10/14	Baa3	643	643,842
Term Loan D-2
3.500%	09/10/14	Baa3	345	345,497
HCA, Inc.,
Tranche Term Loan B-3
3.466%	05/31/18	Ba3	2,000	2,001,562
Health Management Associates, Inc.,
Term Loan B
4.500%	11/23/18	Ba3	902	907,286
Kindred Healthcare, Inc.,
Term Loan B
5.250%	06/01/18	Ba3	333	328,333
Rural Metro Corp.,
First Lien Term Loan
5.750%	06/30/18	Ba3	990	988,242
Select Medical Corp.,
Series A, Tranche Term Loan B
5.500%	06/01/18	Ba3	750	753,750
Vanguard Health Holding Co. II LLC/Vanguard Health System, Inc.,
Term Loan B
5.000%	01/29/16	Ba2	990	993,503

				10,078,717

Healthcare Technology — 0.1%
Emdeon Business Services LLC,
Term Loan B-1
5.000%	11/02/18	Ba3	1,827	1,836,365
Trizetto Group, Inc.(TZ Merger Sub, Inc.),
Term Loan B
4.750%	05/02/18	B1	992	986,570

				2,822,935

Hotels, Restaurants & Leisure — 0.1%
Focus Brands, Inc.,
First Lien Term Loan
6.250%	02/07/18	B1	765	772,885
Penn National Gaming, Inc,
Facility Term Loan B
3.750%	07/15/18	Ba1	988	990,432
Pinnacle Entertainment, Inc.,
Incremental Term Loan Series A
4.000%	03/05/19	Ba1	332	332,496
Six Flags, Inc.,
Tranche Term Loan B
4.250%	01/17/19	B1	615	618,457
Wendy’s International, Inc.,
Term Loan B
4.750%	04/20/19	B1	500	503,750

				3,218,020

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The),
Term Loan B
4.250%	06/01/18	Ba1	$987	$992,053
Calpine Corp.,
Term Loan B-1
4.500%	04/01/18	B1	987	988,590
Term Loan B-3
4.500%	09/27/19	B1	800	801,334
Freif North American Power I LLC,
Term Loan B
6.000%	02/14/19	Ba3	530	533,825
Term Loan C
6.000%	03/02/19	Ba3	84	84,198
NRG Energy, Inc.,
Term Loan B
4.000%	07/01/18	Baa3	988	991,573

				4,391,573

Industrial Conglomerates
Colfax Corp.,
Facility Term Loan B

4.500%	12/07/18	Ba2	1,241	1,246,828

Insurance
CNO Financial Group, Inc. (Conseco),
Term Loan B-2

5.000%	09/20/18	Ba3	643	646,071

IT Services
Presidio, Inc.,
Term Loan B
5.750%	03/31/17	Ba3	670	666,776
West Corp.,
Term Loan B-6

5.750%	06/01/18	Ba3	400	403,083

				1,069,859

Leisure Equipment & Products
Freedom Group (FGI Operating Company, LLC),
Term Loan B
5.500%	04/11/19	Ba3	243	243,869
Live Nation Entertainment, Inc.,
Term Loan B
4.500%	11/07/16	Ba2	987	988,633

				1,232,502

Life Sciences Tools & Services — 0.1%
Pharmaceutical Products Development, Inc.,
Term Loan B
6.250%	12/05/18	Ba3	993	1,000,358
Quintiles Transnational Corp.,
Term Loan B
5.000%	06/08/18	B1	992	995,688

				1,996,046

Media — 0.3%
AMC Entertainment,
Extended Term Loan B-2
4.250%	12/15/16	Ba2	989	992,570

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Bresnan Broadband Holdings LLC,
Term Loan B
4.500%	12/14/17	Ba3	$987	$990,893
Cequel Communications LLC (Suddenlink Communications),
Term Loan B
4.000%	02/02/19	Ba2	998	999,370
Charter Communications Operating, LLC,
Term Loan D
4.000%	04/03/19	Ba1	119	119,848
Cumulus Media Holdings, Inc.,
Term Loan B
5.750%	09/16/18	Ba2	992	995,239
Formula One (Alpha Topco Ltd.),
US Term Loan B
5.750%	04/10/17	Ba3	995	1,001,426
FoxCo Acquisition LLC,
Term Loan B
5.500%	09/11/17	B2	700	704,812
Hubbard Radio LLC,
Term Loan (First Lien)
5.250%	04/29/17	Ba3	780	787,220
Kabel Deutschland,
Term Loan F
4.250%	01/18/19	Ba2	1,250	1,248,884
LIN Television Corp.,
Tranche Term Loan B
5.000%	01/09/19	Ba3	425	429,611
Sinclair Television Group, Inc.,
New Tranche Term Loan B
4.000%	10/28/16	Ba1	984	986,879
Univision Communications, Inc.,
Extended Term Loan (First Lien)
4.466%	03/31/17	B2	774	765,214
UPC Financing Partnership,
Facility Term Loan AB
4.750%	12/31/17	Ba3	545	548,182

				10,570,148

Metals & Mining
Novelis, Inc.,
Term Loan B
4.000%	03/10/17	Ba2	987	987,232

Oil, Gas & Consumable Fuels
Arch Coal, Inc.,
Term Loan
5.750%	05/14/18	Ba3	428	430,169

Pharmaceuticals — 0.2%
Catalent Pharma Solutions, Inc.,
Incremental Term Loan
5.250%	09/15/17	Ba3	1,410	1,420,565
IMS Healthcare, Inc.,
Tranche Dollar Term Loan B
4.500%	08/26/17	Ba3	1,138	1,142,031
Par Pharmaceutical,
Term Loan B
5.000%	09/11/19	B1	1,286	1,282,500

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals (cont’d.)
Valeant Pharmaceuticals International, Inc.,
Series A, Tranche Term Loan B
4.250%	05/30/19	Ba1	$700	$703,850
Series B, Tranche Term Loan B
4.250%	02/13/19	Ba1	874	876,756
Series D, Tranche Term Loan B
4.250%	02/13/19	Ba1	1,631	1,632,276
Warner Chilcott Co. LLC,
Additional Term Loan B-1
4.250%	03/15/18	Ba3	146	146,071
Term Loan B-2
4.250%	03/15/18	Ba3	192	192,321
Term Loan B-4
3.215%	08/07/17	Ba3	1,000	996,875
Term Loan B-5
3.215%	08/07/17	Ba3	200	199,375
Warner Chilcott Corp.,
Term Loan B-1
4.250%	03/15/18	Ba3	385	384,641
WC Luxco S.A.R.L.,
Term Loan B-3
4.250%	03/15/18	Ba3	264	264,441

				9,241,702

Professional Services — 0.1%
Acosta, Inc.,
Term Loan
5.000%	03/02/18	B1	995	1,000,215
Advantage Sales & Marketing,
Term Loan (First Lien)
5.250%	12/17/17	B1	987	986,450
Genpact International, Inc.,
Term Loan B
4.250%	08/17/19	Ba2	400	400,750
Nielsen Finance LLC,
Class C, Dollar Term Loan
3.478%	05/02/16	Ba2	987	990,665
Symphonyiri Group, Inc.,
Term Loan B-2
5.000%	12/01/17	B1	1,141	1,137,787

				4,515,867

Real Estate Investment Trusts
iStar Financial, Inc.,
Tranche Term Loan A-1
5.000%	06/28/13	B1	280	279,653
5.250%	03/09/16	B1	320	322,020

				601,673

Road & Rail
Hertz Corp. (The),
Term Loan B
3.750%	03/11/18	Ba1	987	983,413
Swift Transportation Co. LLC,
Tranche Term Loan B-2
5.000%	12/15/17	B1	260	260,534

				1,243,947

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Semiconductors & Semiconductor Equipment
Freescale Semiconductor, Inc.,
Tranche Term Loan B-1
4.481%	12/01/16	B1	$1,000	$975,750

Software — 0.1%
Datatel (Sophia, L.P.),
Term Loan B
6.250%	07/17/18	B1	589	594,956
Dealer Computer Services, Inc.,
Tranche Term Loan B
3.750%	04/06/18	Ba2	675	676,483
Eagle Parent, Inc.,
Term Loan B
5.000%	05/16/18	Ba3	992	996,680
Lawson Software, Inc.,
Term Loan B-2
5.250%	04/05/18	Ba3	784	785,709

				3,053,828

Specialty Retail — 0.2%
AOT Bedding Super Holdings LLC,
Term Loan B
5.000%	09/29/19	B1	800	796,000
Ascena Retail Group, Inc.,
Tranche Term Loan B
4.750%	06/06/18	Ba2	748	752,489
Blue Buffalo Co. Ltd.,
Term Loan B
6.500%	07/26/19	B1	1,000	998,750
KAR Auction Services, Inc.,
Term Loan B
5.000%	05/19/17	Ba3	766	768,633
Neiman Marcus Group,
Term Loan
4.750%	05/16/18	B2	1,000	1,004,205
Party City Holdings, Inc.,
Term Loan B
5.750%	07/18/19	B1	400	404,500
Payless Shoesource,
Term Loan B
7.250%	09/17/19	B1	450	451,125
Pilot Travel Centers LLC,
First Amendment Tranche Term Loan B-2
4.250%	08/01/19	Ba2	250	251,250
Initial Tranche Term Loan B
4.250%	03/30/18	Ba2	971	973,797

				6,400,749

Textiles, Apparel & Luxury Goods
Wolverine World Wide, Inc.,
Term Loan B
4.750%	06/22/19	Ba2	300	303,000

Wireless Telecommunication Services — 0.1%
Crown Castle Operating Co.,
Tranche Term Loan B
4.000%	01/31/19	Ba3	992	994,111
Neustar, Inc.,
Term Loan B
5.000%	11/08/18	Ba2	900	906,750

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Wireless Telecommunication Services (cont’d.)
SBA Communications,
Incremental Term Loan B
3.750%	09/14/19		Ba2	$214	$215,089
Syniverse Holdings, Inc.,
Term Loan B
5.000%	04/20/19		B1	998	998,747
Towerco Finance LLC,
Term Loan B
5.250%	02/02/17		Ba3	992	992,443

					4,107,140

TOTAL BANK LOANS (cost $108,315,008)					110,018,782

CORPORATE BONDS — 26.8%
Aerospace & Defense — 0.6%
United Technologies Corp.,
Sr. Unsec’d. Notes
1.200%	06/01/15		A2	3,900	3,970,196
1.800%	06/01/17		A2	5,500	5,704,462
3.100%	06/01/22	(a)	A2	5,900	6,287,182
4.500%	06/01/42		A2	8,300	9,302,516

					25,264,356

Air Freight & Logistics — 0.2%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21		Aa3	6,300	6,799,936
3.625%	10/01/42		Aa3	600	606,483

					7,406,419

Beverages — 0.8%
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16		Aa3	7,975	8,309,073
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17		Aa3	15,500	15,637,656
2.750%	03/05/22	(a)	Aa3	8,400	8,720,653

					32,667,382

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.875%	11/15/14		Baa1	3,500	3,592,964
2.125%	05/15/17	(a)	Baa1	1,500	1,548,989

					5,141,953

Capital Markets — 2.3%
Goldman Sachs Group, Inc. (The),
Sr. Notes
3.300%	05/03/15		A3	12,300	12,799,023
6.250%	02/01/41		A3	5,800	6,710,414
Sr. Unsec’d. Notes
5.150%	01/15/14		A3	5,600	5,880,022
5.750%	01/24/22	(a)	A3	4,200	4,837,879
6.000%	06/15/20		A3	7,300	8,417,185
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15		Baa2	3,000	3,222,261

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Capital Markets (cont’d.)
6.150%	04/25/13		Baa2	$8,700	$8,957,407
6.875%	04/25/18		Baa2	5,655	6,775,335
Sub. Notes
6.110%	01/29/37		Baa3	9,700	10,290,429
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15	(a)	Baa1	3,700	3,791,590
3.800%	04/29/16		Baa1	4,100	4,236,694
6.375%	07/24/42	(a)	Baa1	1,700	1,872,319
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	(a)	Baa1	6,000	6,566,322
5.550%	04/27/17		Baa1	7,800	8,551,319

					92,908,199

Chemicals — 0.3%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes

8.550%	05/15/19		Baa3	9,100	12,202,754

Commercial Banks — 1.9%
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15	(a)	A2	5,500	5,661,920
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15		Baa1	7,800	8,413,103
5.100%	03/24/21		Baa1	9,900	11,577,119
Wells Fargo & Co.,
Sr. Notes
1.500%	07/01/15		A2	16,100	16,370,882
Sr. Unsec’d. Notes
2.625%	12/15/16		A2	11,200	11,850,754
5.625%	12/11/17		A2	2,800	3,361,739
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	A2	3,600	3,839,245
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36		A1	10,170	13,099,377

					74,174,139

Consumer Finance — 0.7%
American Express Co.,
Sr. Unsec’d. Notes
8.150%	03/19/38		A3	6,600	10,586,189
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.150%	03/23/15		Baa1	5,900	6,049,506
4.750%	07/15/21		Baa1	10,600	12,033,947

					28,669,642

Diversified Financial Services — 4.5%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17	(a)	Baa2	4,600	4,950,235
5.700%	01/24/22	(a)	Baa2	9,700	11,393,242
5.875%	02/07/42	(a)	Baa2	1,000	1,168,910
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.650%	03/02/15	(a)	Baa2	5,300	5,428,933
4.450%	01/10/17	(a)	Baa2	6,000	6,590,268

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
4.500%	01/14/22	(a)	Baa2	$11,100	$12,187,600
5.875%	01/30/42		Baa2	1,000	1,204,795
Sub. Notes
5.000%	09/15/14	(a)	Baa3	12,900	13,605,888
6.125%	08/25/36		Baa3	7,500	8,143,890
Unsec’d. Notes
8.500%	05/22/19		Baa2	7,306	9,662,229
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.150%	01/09/15		A1	17,000	17,495,771
5.500%	01/08/20		A1	7,900	9,345,819
Sr. Unsec’d. Notes, MTN
2.300%	04/27/17	(a)	A1	15,400	15,830,276
5.625%	09/15/17		A1	7,500	8,832,473
6.750%	03/15/32		A1	7,050	9,031,219
6.875%	01/10/39		A1	2,400	3,206,652
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.500%	01/19/16		Baa1	9,300	10,281,689
JPMorgan Chase & Co.,
Sr. Notes
5.400%	01/06/42	(a)	A2	1,900	2,208,742
Sr. Unsec’d. Notes
2.000%	08/15/17	(a)	A2	7,800	7,854,583
3.250%	09/23/22		A2	3,000	3,041,682
4.250%	10/15/20	(a)	A2	4,000	4,370,376
6.400%	05/15/38		A2	7,474	9,666,124
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17	(a)	A1	4,500	5,325,188

					180,826,584

Diversified Telecommunication Services — 2.0%
AT&T, Inc.,
Sr. Unsec’d. Notes
0.875%	02/13/15		A2	8,300	8,370,998
1.700%	06/01/17	(a)	A2	9,900	10,195,594
3.000%	02/15/22	(a)	A2	3,000	3,171,585
3.875%	08/15/21	(a)	A2	11,000	12,451,076
5.550%	08/15/41		A2	5,500	6,846,395
6.300%	01/15/38		A2	5,900	7,745,024
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.000%	11/01/16		A3	3,200	3,345,600
3.000%	04/01/16		A3	6,000	6,462,174
3.500%	11/01/21	(a)	A3	7,800	8,605,178
4.750%	11/01/41	(a)	A3	3,400	3,908,977
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30		A3	6,570	9,765,996

					80,868,597

Electric Utilities — 2.0%
Commonwealth Edison Co.,
First Mortgage
1.625%	01/15/14		A3	6,004	6,083,313
6.150%	09/15/17		A3	2,700	3,309,509

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric Utilities (cont’d.)
Constellation Energy Group, Inc.,
Gtd. Notes
4.550%	06/15/15		Baa2	$11,091	$12,088,025
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17		Baa2	8,300	8,325,596
3.950%	09/15/14		Baa2	4,550	4,823,100
FirstEnergy Solutions Corp.,
Gtd. Notes
6.050%	08/15/21	(a)	Baa3	9,640	10,814,075
Florida Power Corp.,
First Mortgage
5.650%	06/15/18		A2	4,700	5,729,483
6.400%	06/15/38		A2	6,036	8,304,926
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	09/01/22		Baa2	4,300	5,392,140
PacifiCorp,
First Mortgage
2.950%	02/01/22		A2	5,700	6,040,336
Southern Power Co.,
Series D, Sr. Unsec’d. Notes
4.875%	07/15/15		Baa1	7,200	7,926,631

					78,837,134

Food & Staples Retailing — 0.8%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
1.500%	10/25/15	(a)	Aa2	10,500	10,832,188
3.250%	10/25/20		Aa2	3,500	3,849,657
3.625%	07/08/20		Aa2	3,600	4,044,287
6.500%	08/15/37	(a)	Aa2	9,700	13,896,656

					32,622,788

Gas Utilities — 0.2%
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22	(a)	Baa2	7,200	7,813,116

Insurance — 0.9%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.000%	03/20/15		Baa1	4,700	4,866,733
4.250%	09/15/14		Baa1	7,800	8,236,940
6.250%	05/01/36		Baa1	6,800	8,674,141
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	(a)	A3	4,500	4,430,619
5.700%	06/15/35		A3	6,950	8,539,952

					34,748,385

IT Services — 0.4%
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	07/22/16		Aa3	13,800	14,413,286

Machinery & Equipment — 0.2%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.900%	05/27/21	(a)	A2	5,300	6,011,864

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media — 1.6%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22		Baa1	$5,200	$7,763,787
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22	(a)	Baa1	3,700	3,838,484
6.950%	08/15/37		Baa1	12,300	16,744,728
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.750%	10/01/14		Baa2	12,700	13,619,810
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
2.100%	04/01/14		Baa2	5,600	5,717,191
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21		Baa2	6,700	7,737,401
7.700%	05/01/32		Baa2	7,320	10,279,827

					65,701,228

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
3.550%	03/01/22		Baa3	9,800	9,809,898

Multi-Utilities — 2.0%
Consolidated Edison Co. of New York, Inc.,
Series 08-A, Sr. Unsec’d. Notes
5.850%	04/01/18		A3	9,800	12,150,079
Sr. Unsec’d. Notes
7.125%	12/01/18		A3	2,200	2,885,927
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21	(a)	Baa2	9,500	10,913,239
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		Baa1	5,100	6,131,047
6.125%	04/01/36		Baa1	13,604	17,404,645
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42		A3	4,500	4,394,385
6.050%	03/01/34		A3	5,800	7,622,911
Sempra Energy,
Sr. Unsec’d. Notes
2.000%	03/15/14		Baa1	13,500	13,715,379
6.500%	06/01/16		Baa1	4,000	4,763,076

					79,980,688

Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19		A1	12,700	15,784,246
6.500%	02/01/39	(a)	A1	10,900	15,685,274
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21	(a)	Baa2	12,700	13,739,952
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22	(a)	Baa2	4,800	5,156,256
5.000%	08/15/42	(a)	Baa2	1,800	1,869,010
5.950%	02/15/18		Baa2	10,700	12,881,398

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
6.850%	02/15/20		Baa2	$6,000	$7,535,760
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38		Baa2	4,550	5,818,026
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
1.500%	02/15/18		A1	16,700	16,996,876
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		Baa2	4,800	4,823,381
6.850%	10/15/37		Baa2	3,000	3,671,097
Williams Partners LP,
Sr. Unsec’d. Notes
3.800%	02/15/15		Baa2	10,500	11,132,992

					115,094,268

Pharmaceuticals — 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19		A1	11,000	13,249,489
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		A1	1,200	1,626,289

					14,875,778

Real Estate Investment Trusts — 0.4%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22	(a)	A3	8,800	9,239,375
4.125%	12/01/21		A3	6,600	7,320,040

					16,559,415

Software — 0.3%
Oracle Corp.,
Sr. Unsec’d. Notes
5.375%	07/15/40		A1	9,800	12,501,419

Tobacco — 1.1%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	(a)	Baa1	15,000	14,965,155
4.250%	08/09/42	(a)	Baa1	1,600	1,590,275
9.250%	08/06/19		Baa1	4,442	6,307,245
10.200%	02/06/39		Baa1	5,200	8,910,486
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	08/21/17		A2	12,300	12,290,062

					44,063,223

TOTAL CORPORATE BONDS (cost $1,008,293,453)					1,073,162,515

Interest Rate	Maturity Date
U.S. TREASURY OBLIGATIONS — 4.4%
U.S. Treasury Bonds
3.000%	05/15/42	(k)		16,400	17,004,750
5.375%	02/15/31			7,330	10,602,156
U.S. Treasury Notes
0.250%	02/28/14-07/15/15			11,330	11,324,904

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.375%	06/15/15	$68,600	$68,744,677
0.500%	08/15/14(k)	4,930	4,953,689
0.625%	05/31/17	16,000	16,040,000
0.750%	06/30/17	19,700	19,849,287
1.625%	08/15/22(a)	17,100	17,081,293
3.625%	02/15/21	7,700	9,115,476

TOTAL U.S. TREASURY OBLIGATIONS (cost $173,463,099)			174,716,232

TOTAL LONG-TERM INVESTMENTS (cost $3,701,939,541)			3,810,505,413

		Shares
SHORT-TERM INVESTMENT — 17.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $709,453,627; includes $516,176,338 of cash collateral for securities on loan)(b)(w)		709,453,627	709,453,627

TOTAL INVESTMENTS — 113.0% (cost $4,411,393,168)			4,519,959,040
Liabilities in excess of other assets(x) — (13.0)%			(519,751,394)

NET ASSETS — 100.0%			$4,000,207,646

The following abbreviations are used in the Portfolio descriptions:
ADR	American Depositary Receipt
BKNT	Bank Note
MTN	Medium Term Note
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $496,848,472; cash collateral of $516,176,338 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FIRST TRUST BALANCED TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
147	Euro STOXX 50	Dec. 2012	$4,815,120	$4,637,552	$(177,568)
47	FTSE 100 Index.	Dec. 2012	4,445,597	4,335,928	(109,669)
320	Mini MSCI EAFE Index	Dec. 2012	24,831,120	23,971,200	(859,920)
99	Russell 2000 Mini	Dec. 2012	8,434,061	8,260,560	(173,501)
1,034	S&P 500 E-Mini	Dec. 2012	74,829,464	74,148,140	(681,324)
37	TOPIX Index	Dec. 2012	3,432,599	3,484,751	52,152

					$(1,949,830)

(1) The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,267,535,051	$185,072,833	$—
Bank Loans	—	110,018,782	—
Corporate Bonds	—	1,073,162,515	—
U.S. Treasury Obligations	—	174,716,232	—
Affiliated Money Market Mutual Fund	709,453,627	—	—
Other Financial Instruments*
Futures	(1,949,830)	—	—

Total	$2,975,038,848	$1,542,970,362	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/11 was $930,408,601. An amount of $124,470,379 was transferred from Level 1 into Level 2 at 9/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS — 75.7%
Aerospace & Defense — 0.4%
Curtiss-Wright Corp.	104,137	$3,405,280
Northrop Grumman Corp.	131,350	8,725,580
Raytheon Co.	155,251	8,874,147

		21,005,007

Airlines — 1.2%
Cathay Pacific Airways Ltd. (Hong Kong)	35,141,663	56,870,795
JetBlue Airways Corp.*(a)	757,854	3,630,121

		60,500,916

Auto Components — 0.3%
American Axle & Manufacturing Holdings, Inc.*	806,643	9,090,867
Standard Motor Products, Inc.	397,802	7,327,513

		16,418,380

Automobiles — 1.3%
Tata Motors Ltd. (India), ADR(a)	2,554,992	65,612,195

Beverages — 1.0%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	40,763	4,564,233
Molson Coors Brewing Co. (Class B Stock)(a)	178,784	8,054,219
Monster Beverage Corp.*(a)	707,187	38,301,248

		50,919,700

Biotechnology — 3.5%
Acorda Therapeutics, Inc.*	231,347	5,924,797
Biogen Idec, Inc.*	522,501	77,972,824
Gilead Sciences, Inc.*(a)	1,154,330	76,566,709
PDL BioPharma, Inc.(a)	848,293	6,523,373
Pharmacyclics, Inc.*(a)	154,670	9,976,215

		176,963,918

Capital Markets — 1.4%
Credit Suisse Group AG (Switzerland), ADR	685,786	14,504,374
Deutsche Bank AG (Germany)(a)	400,417	15,876,534
Man Group PLC (United Kingdom)	31,667,958	42,111,782

		72,492,690

Chemicals — 1.7%
CF Industries Holdings, Inc.	369,591	82,137,904
Minerals Technologies, Inc.	59,912	4,249,558

		86,387,462

Commercial Banks — 6.2%
Banco Bilbao Vizcaya Argentaria SA (Spain), ADR	2,074,689	16,078,840
Banco Santander SA (Spain), ADR(a)	2,239,582	16,707,282
Bank of China Ltd. (China) (Class H Stock)	155,629,000	58,910,074
Bank of the Ozarks, Inc.	207,011	7,135,669
Barclays PLC (United Kingdom), ADR(a)	1,214,909	16,850,788
BOC Hong Kong Holdings Ltd. (Hong Kong)	24,151,694	76,382,080
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	92,223,000	54,114,630
Mitsubishi UFJ Financial Group, Inc. (Japan), ADR	3,596,131	16,722,009
Mizuho Financial Group, Inc. (Japan), ADR .	5,635,725	18,203,392
Prosperity Bancshares, Inc.	92,072	3,924,109
Sumitomo Mitsui Financial Group, Inc. (Japan), ADR	2,704,826	16,715,825

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Texas Capital Bancshares, Inc.*(a)	220,381	$10,955,140

		312,699,838

Commercial Services & Supplies — 0.3%
Healthcare Services Group, Inc.	199,659	4,566,201
Rollins, Inc.	383,171	8,962,370

		13,528,571

Communications Equipment — 0.2%
EchoStar Corp. (Class A Stock)*	259,965	7,450,597

Computers & Peripherals — 6.1%
Apple, Inc.	246,100	164,212,686
Seagate Technology PLC (Ireland)(a)	4,402,846	136,488,226
Synaptics, Inc.*(a)	200,866	4,824,801

		305,525,713

Construction & Engineering — 0.1%
KBR, Inc.	212,496	6,336,631

Consumer Finance — 0.2%
EZCORP, Inc. (Class A Stock)*(a)	124,746	2,860,426
First Cash Financial Services, Inc.*	179,393	8,253,872

		11,114,298

Diversified Consumer Services — 0.9%
Apollo Group, Inc. (Class A Stock)*(a)	607,589	17,650,460
Bridgepoint Education, Inc.*(a)	332,893	3,378,864
Career Education Corp.*(a)	432,227	1,629,496
Coinstar, Inc.*(a)	385,223	17,327,331
DeVry, Inc.(a)	222,155	5,056,248

		45,042,399

Diversified Financial Services — 0.6%
ING Groep NV (Netherlands), ADR*(a)	2,079,260	16,405,361
Leucadia National Corp.	271,727	6,181,789
MarketAxess Holdings, Inc.	215,662	6,814,919

		29,402,069

Diversified Telecommunication Services — 4.7%
8x8, Inc.*(a)	421,622	2,765,840
AT&T, Inc.	2,208,505	83,260,638
BT Group PLC (United Kingdom), ADR	2,059,302	76,606,034
China Unicom Hong Kong Ltd. (Hong Kong), ADR(a)	1,043,652	17,021,964
Cincinnati Bell, Inc.*(a)	1,215,618	6,929,023
France Telecom SA (France), ADR	1,204,063	14,713,650
Nippon Telegraph & Telephone Corp. (Japan), ADR	797,621	18,911,594
Telecom Italia SpA (Italy), ADR(a)	1,606,781	16,132,081

		236,340,824

Electronic Equipment & Instruments — 0.1%
EnerSys, Inc.*	116,130	4,098,228

Electronic Equipment, Instruments & Components — 1.9%
Benchmark Electronics, Inc.*	232,601	3,551,817
Coherent, Inc.*	68,776	3,154,067
FARO Technologies, Inc.*	98,552	4,072,169
Hitachi Ltd. (Japan), ADR	316,242	17,551,431
Jabil Circuit, Inc.	2,206,888	41,312,943
MTS Systems Corp.	190,820	10,218,411
OSI Systems, Inc.*	185,440	14,434,650

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Electronic Equipment, Instruments & Components (cont’d.)
SYNNEX Corp.*(a)	95,007	$3,095,328

		97,390,816

Energy Equipment & Services — 0.9%
Oil States International, Inc.*	551,320	43,807,887

Food & Staples Retailing — 0.9%
Casey’s General Stores, Inc.	75,670	4,323,784
Costco Wholesale Corp.	92,253	9,236,832
CVS Caremark Corp.	175,163	8,481,392
United Natural Foods, Inc.*(a)	86,673	5,066,037
Walgreen Co.	235,456	8,580,017
Whole Foods Market, Inc.	97,117	9,459,196

		45,147,258

Food Products — 2.0%
B&G Foods, Inc.	283,927	8,605,827
Cal-Maine Foods, Inc.	129,600	5,824,224
Hormel Foods Corp.(a)	276,213	8,076,468
Kraft Foods, Inc. (Class A Stock)	1,774,359	73,369,745
Lancaster Colony Corp.(a)	59,894	4,387,236

		100,263,500

Healthcare Equipment & Supplies — 1.0%
Intuitive Surgical, Inc.*	102,967	51,033,534

Healthcare Providers & Services — 1.2%
Air Methods Corp.*(a)	76,203	9,096,352
AMERIGROUP Corp.*(a)	115,126	10,525,970
Chemed Corp.(a)	63,013	4,366,171
Henry Schein, Inc.*	104,776	8,305,594
Humana, Inc.	88,819	6,230,653
LifePoint Hospitals, Inc.*	100,262	4,289,208
Magellan Health Services, Inc.*	80,716	4,165,753
Molina Healthcare, Inc.*	116,750	2,936,262
UnitedHealth Group, Inc.	140,876	7,805,939

		57,721,902

Hotels, Restaurants & Leisure — 3.3%
BJ’s Restaurants, Inc.*(a)	165,428	7,502,160
Bob Evans Farms, Inc.(a)	105,223	4,117,376
Buffalo Wild Wings, Inc.*(a)	44,823	3,843,124
Caribou Coffee Co., Inc.*(a)	125,081	1,717,362
Ladbrokes PLC (United Kingdom)	28,100,327	78,410,653
Peet’s Coffee & Tea, Inc.*(a)	76,953	5,643,733
Red Robin Gourmet Burgers, Inc.*	86,393	2,812,956
Shuffle Master, Inc.*	326,640	5,164,178
Starbucks Corp.	1,085,649	55,096,687

		164,308,229

Household Products — 0.2%
Church & Dwight Co., Inc.	164,605	8,887,024

Industrial Conglomerates — 1.6%
General Electric Co.	3,519,083	79,918,375

Insurance — 1.6%
CNO Financial Group, Inc.	523,737	5,054,062
ProAssurance Corp.	89,028	8,051,692
RSA Insurance Group PLC (United Kingdom)	38,618,758	68,909,729

		82,015,483

Internet Software & Services — 0.4%
Akamai Technologies, Inc.*	214,405	8,203,135

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
DealerTrack Holdings, Inc.*	260,879	$7,265,480
LivePerson, Inc.*(a)	318,698	5,771,621

		21,240,236

IT Consulting & Services — 0.5%
Cardtronics, Inc.*	265,802	7,915,584
Heartland Payment Systems, Inc.	231,914	7,347,036
Mantech International Corp. (Class A Stock)(a)	114,473	2,747,352
Visa, Inc. (Class A Stock)(a)	66,133	8,880,339

		26,890,311

Leisure Equipment & Products — 1.0%
Mattel, Inc.	1,357,467	48,162,929

Machinery — 0.5%
Cascade Corp.	171,229	9,373,075
Cummins, Inc.	64,633	5,959,809
ITT Corp.	168,449	3,394,247
RBC Bearings, Inc.*	133,095	6,401,870

		25,129,001

Media — 1.6%
DISH Network Corp. (Class A Stock)	2,228,862	68,225,466
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	200,167	3,849,211
Sinclair Broadcast Group, Inc. (Class A Stock)	802,707	8,998,345

		81,073,022

Metals & Mining — 0.6%
ArcelorMittal (Luxembourg)(a)	871,237	12,580,662
Century Aluminum Co.*	389,048	2,781,693
POSCO (South Korea), ADR	204,657	16,687,732

		32,050,087

Multiline Retail — 3.2%
Dillard’s, Inc. (Class A Stock)	482,558	34,898,595
Dollar Tree, Inc.*	1,138,331	54,952,929
Macy’s, Inc.	1,871,006	70,387,246

		160,238,770

Oil, Gas & Consumable Fuels — 2.9%
Apache Corp.	71,784	6,207,162
BP PLC (United Kingdom), ADR	394,642	16,717,035
Chevron Corp.	71,768	8,365,278
China Petroleum & Chemical Corp. (China), ADR(a)	165,639	15,308,356
Encana Corp. (Canada)(a)	939,754	20,599,408
Eni SpA (Italy), ADR(a)	403,498	17,689,352
Hollyfrontier Corp.	246,909	10,189,934
Petroleo Brasileiro SA (Brazil), ADR	621,451	14,256,086
Royal Dutch Shell PLC (United Kingdom), ADR	255,859	17,759,173
Total SA (France), ADR(a)	334,212	16,744,021

		143,835,805

Paper & Forest Products — 0.4%
Buckeye Technologies, Inc.	236,301	7,575,810
Neenah Paper, Inc.	331,572	9,496,222
P.H. Glatfelter Co.	260,155	4,633,361

		21,705,393

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Personal Products — 0.1%
Prestige Brands Holdings, Inc.*	303,237	$5,142,900

Pharmaceuticals — 2.1%
Bristol-Myers Squibb Co.	242,422	8,181,742
Forest Laboratories, Inc.*	240,565	8,566,520
Hi-Tech Pharmacal Co., Inc.*	77,528	2,566,952
Medicines Co. (The)*	179,356	4,629,178
Pfizer, Inc.	3,177,459	78,959,856

		102,904,248

Professional Services — 0.2%
Advisory Board Co. (The)*	198,972	9,516,831

Real Estate Investment Trusts — 0.2%
Anworth Mortgage Asset Corp.	601,417	4,089,636
Capstead Mortgage Corp.	292,002	3,939,107

		8,028,743

Road & Rail — 0.8%
Old Dominion Freight Line, Inc.*	1,203,086	36,285,074
Werner Enterprises, Inc.	159,436	3,407,147

		39,692,221

Semiconductor Equipment & Product — 3.7%
Atmel Corp.*(a)	749,909	3,944,521
ATMI, Inc.*	425,411	7,899,882
Cirrus Logic, Inc.*	836,933	32,129,858
First Solar, Inc.*(a)	216,114	4,785,845
Intel Corp.	4,424,549	100,348,771
KLA-Tencor Corp.(a)	662,602	31,609,428
Monolithic Power Systems, Inc.*(a)	205,432	4,057,282
Omnivision Technologies, Inc.*(a)	232,324	3,242,081

		188,017,668

Software — 1.6%
ACI Worldwide, Inc.*	101,952	4,308,492
Activision Blizzard, Inc.	652,282	7,357,741
Bottomline Technologies, Inc.*	216,808	5,352,990
CA, Inc.	288,363	7,429,673
Manhattan Associates, Inc.*	123,584	7,077,656
Microsoft Corp.	1,666,115	49,616,905

		81,143,457

Specialty Retail — 6.1%
Advance Auto Parts, Inc.(a)	855,850	58,574,374
Asbury Automotive Group, Inc.*	184,161	5,147,300
Body Central Corp.*	97,119	1,014,894
Buckle, Inc. (The)(a)	87,407	3,970,900
Children’s Place Retail Stores, Inc. (The)*(a).	76,654	4,599,240
Finish Line, Inc. (The) (Class A Stock)	301,979	6,867,002
GameStop Corp. (Class A Stock)(a)	337,186	7,080,906
Hibbett Sports, Inc.*(a)	158,972	9,450,885
Lithia Motors, Inc. (Class A Stock)	124,528	4,148,028
Men’s Wearhouse, Inc. (The)	549,000	18,902,070
Monro Muffler Brake, Inc.(a)	182,924	6,437,096
PetSmart, Inc.	1,179,804	81,382,880
Ross Stores, Inc.	1,062,046	68,608,172
Sonic Automotive, Inc. (Class A Stock)(a)	536,052	10,174,267
Tractor Supply Co.	90,879	8,987,024
Vitamin Shoppe, Inc.*(a)	178,550	10,413,036

		305,758,074

Textiles, Apparel & Luxury Goods — 0.1%
Iconix Brand Group, Inc.*(a)	214,581	3,913,957

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	96,642	$4,003,878
Fastenal Co.(a)	1,014,504	43,613,527
United Rentals, Inc.*(a)	689,292	22,546,741
W.W. Grainger, Inc.(a)	37,632	7,841,380

		78,005,526

Transportation Infrastructure — 1.2%
COSCO Pacific Ltd. (Bermuda)	44,238,728	61,545,013

Wireless Telecommunication Services — 2.1%
NTT DoCoMo, Inc. (Japan), ADR	1,096,381	17,717,517
VimpelCom Ltd. (Bermuda), ADR	1,552,605	18,476,000
Vodafone Group PLC (United Kingdom)	24,603,074	69,823,990

		106,017,507

TOTAL COMMON STOCKS
(cost $3,691,044,022)		3,802,345,143

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
BANK LOANS(c) — 1.5%
Aerospace & Defense
Booz Allen Hamilton,
Initial Tranche Term Loan B
4.500%	07/18/19	Ba3	$400	401,583

Auto Components — 0.1%
Allison Transmission, Inc.,
Term Loan B-3
4.250%	08/08/19	Ba3	833	835,157
Goodyear Tire & Rubber Co. (The),
Term Loan (Second Lien)
4.750%	03/27/19	Ba1	714	719,345
Tomkins PLC,
Term Loan B-1
4.250%	09/29/16	Ba2	975	978,744

				2,533,246

Automobiles
Chrysler Group LLC,
Term Loan B
6.000%	05/25/17	Ba2	992	1,011,071

Biotechnology
Grifols, Inc.,
U.S. Term Loan B
4.500%	02/02/19	Ba2	1,020	1,026,389

Capital Markets
Hamilton Lane Advisors LLC,
Term Loan B
6.500%	02/28/18	Ba3	557	554,357
LPL Holdings, Inc.,
Initial Tranche Term Loan B
4.000%	03/06/19	Ba2	332	332,289
Nuveen Investments, Inc.,
Additional Extended First-Lien Term Loan
5.947%	05/13/17	B2	1,000	997,188

				1,883,834

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Chemicals — 0.1%
Ascend Performance Materials,
Term Loan B
6.750%	04/04/18	B1	$299	$298,593
AZ Chem US, Inc.,
Term Loan B
7.250%	12/19/17	Ba3	315	320,420
INEOS US Finance LLC,
6 Year Term Loan
6.500%	04/25/18	B1	782	788,626
PolyOne Corp.,
Term Loan B
5.000%	11/30/17	Ba1	632	634,749
Taminco Global Chemical Corp.,
Tranche Dollar Term Loan B-1
5.250%	02/15/19	B1	332	334,776
Tronox, Inc.,
Delayed Draw Term Loan
4.250%	02/08/18	Ba2	164	165,656
Term Loan
4.250%	01/27/19	Ba2	603	607,595
Univar, Inc.,
Term Loan B
5.000%	06/30/17	B2	800	795,125

				3,945,540

Commercial Services & Supplies
Advanced Disposal Services,
Term Loan B
5.250%	09/25/19	B1	964	969,910
WCA Waste Corp.,
Term Loan B
5.500%	03/01/18	B1	332	332,772

				1,302,682

Communications Equipment
Commscope, Inc.,
Tranche 1 Term Loan B
4.250%	01/14/18	Ba3	992	995,545

Construction & Engineering
Terex Corp.,
U.S. Term Loan
5.500%	04/28/17	Ba2	496	496,654
WireCo Worldgroup, Inc.,
Term Loan B
6.000%	02/15/17	Ba2	300	301,875

				798,529

Containers & Packaging
Reynolds Consumer Products Holdings, Inc.,
Tranche Term Loan C
6.500%	08/03/18	B1	732	735,454
Reynolds Group Holdings, Inc.,
U.S. Term Loan
4.750%	09/14/18	B1	538	540,225

				1,275,679

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Diversified Consumer Services
Asurion Corp.,
Term Loan B
5.500%	05/24/18	Ba2	$950	$953,485
Term Loan B-1
4.750%	07/24/17	Ba2	250	250,938

				1,204,423

Diversified Financial Services — 0.1%
Flying Fortress, Inc. (ILFC),
Term Loan B
5.000%	02/10/17	Ba2	1,000	1,011,250
MoneyGram Payment Systems Worldwide, Inc.,
Term Loan B
4.250%	11/18/17	Ba2	850	842,829
RPI Finance Trust (Royalty Pharma),
Incremental Term Loan B
4.000%	11/09/18	Baa2	997	1,002,465

				2,856,544

Diversified Telecommunication Services — 0.1%
Intelsat Jackson Holdings SA,
Term Loan B
4.500%	04/02/18	B1	990	992,760
Tranche Term Loan B
5.250%	04/02/18	B1	990	990,841
Level 3 Financing, Inc.,
Term Loan B-III
5.750%	09/01/18	Ba3	500	501,458
Telesat Canada,
U.S. Term Loan B
4.250%	03/08/19	Ba3	570	570,356

				3,055,415

Food & Staples Retailing — 0.1%
BJ’s Wholesale Club, Inc.,
Term Loan B
5.750%	09/20/19	B2	714	717,857
General Nutrition Centers, Inc.,
Term Loan B
3.750%	03/30/18	Ba3	631	630,882
Tranche Term Loan B
4.250%	03/02/18	Ba3	598	597,295

				1,946,034

Food Products
Dean Foods Co.,
2017 Tranche Term Loan B-3 (extending)
3.470%	04/02/17	Ba3	992	987,838
Dole Food Company, Inc.,
Tranche Term Loan B-2
5.000%	07/08/18	Ba2	118	118,435
Tranche Term Loan C-2
5.000%	07/08/18	Ba2	211	211,936
Pinnacle Foods Finance LLC,
Tranche Term Loan F
4.750%	10/17/18	Ba3	428	427,767

				1,745,976

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare Equipment & Supplies — 0.1%
Alere, Inc.,
Incremental Term Loan B-2
4.750%	06/30/17	Ba3	$499	$499,373
Bausch & Lomb, Inc.,
Term Loan B
5.250%	05/10/19	B1	713	719,269
ConvaTec, Inc.,
Term Loan B
5.000%	12/22/16	Ba3	450	449,888
DJO Finance LLC (ReAble Therapeutics Finance LLC),
Extended Tranche Term Loan B-2
5.220%	11/01/16	Ba3	588	587,008
Tranche Term Loan B-3
6.250%	09/15/17	Ba3	405	405,627
Hologic, Inc.,
Tranche Term Loan B
4.500%	04/29/19	Ba2	893	902,455
Kinetic Concepts, Inc.,
Dollar Term Loan B-1
7.000%	04/27/18	Ba2	451	456,856

				4,020,476

Healthcare Providers & Services — 0.1%
Community Health Systems,
Extended Term Loan
3.923%	01/25/17	Ba3	827	829,280
DaVita, Inc.,
Term Loan B
4.500%	10/20/16	Ba2	987	991,140
Emergency Medical Services Corp.,
Term Loan B
5.250%	05/25/18	B1	851	853,484
HCA, Inc.,
Tranche Term Loan B-3
3.466%	05/31/18	Ba3	1,000	1,000,781
Health Management Associates, Inc.,
Term Loan B
4.500%	11/23/18	Ba3	902	907,286
Kindred Healthcare, Inc.,
Term Loan B
5.250%	06/01/18	Ba3	333	328,333
Select Medical Corp.,
Series A, Tranche Term Loan B
5.500%	06/01/18	Ba3	500	502,500
Vanguard Health Holding Co. II LLC/Vanguard Health System, Inc.,
Term Loan B
5.000%	01/29/16	Ba2	990	993,503

				6,406,307

Healthcare Technology
Emdeon Business Services LLC,
Term Loan B-1
5.000%	11/02/18	Ba3	415	416,786
Trizetto Group, Inc.(TZ Merger Sub, Inc.),
Term Loan B
4.750%	05/02/18	B1	992	986,570

				1,403,356

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Hotels, Restaurants & Leisure — 0.1%
Focus Brands, Inc.,
Term Loan (First Lien)
6.250%	02/07/18	B1	$765	$772,873
Pinnacle Entertainment, Inc.,
Series A, Incremental Term Loan
4.000%	03/05/19	Ba1	332	332,496
Six Flags, Inc.,
Tranche Term Loan B
4.250%	01/17/19	B1	615	618,457
Wendy’s International, Inc.,
Term Loan B
4.750%	04/20/19	B1	250	251,875

				1,975,701

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The),
Term Loan B
4.250%	06/01/18	Ba1	987	992,053
Calpine Corp.,
Term Loan B-1
4.500%	04/01/18	B1	987	988,590
Term Loan B-3
4.500%	09/27/19	B1	800	801,334
Freif North American Power I LLC,
Term Loan B
6.000%	02/14/19	Ba3	265	266,912
Term Loan C
6.000%	03/02/19	Ba3	42	42,099
NRG Energy, Inc.,
Term Loan B
4.000%	07/01/18	Baa3	988	991,573

				4,082,561

Industrial Conglomerates
Colfax Corp.,
Facility Term Loan B
4.500%	12/07/18	Ba2	1,055	1,059,804

Insurance
CNO Financial Group, Inc. (Conseco),
Term Loan B-2
5.000%	09/20/18	Ba3	643	646,071

IT Services
Presidio, Inc.,
Term Loan B
5.750%	03/31/17	Ba3	288	286,205
West Corp.,
Term Loan B-6
5.750%	06/01/18	Ba3	200	201,038

				487,243

Leisure Equipment & Products
Freedom Group (FGI Operating Company, LLC),
Term Loan B
5.500%	04/11/19	Ba3	121	121,935
Live Nation Entertainment, Inc.,
Term Loan B
4.500%	11/16/16	Ba2	987	988,633

				1,110,568

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Life Sciences Tools & Services
Pharmaceutical Products Development, Inc.,
Term Loan B
6.250%	12/05/18	Ba3	$662	$666,905
Quintiles Transnational Corp.,
Term Loan B
5.000%	06/08/18	B1	992	995,688

				1,662,593

Media — 0.2%
AMC Entertainment, Inc.,
Term Loan B-3
4.750%	02/07/18	Ba2	596	598,473
Bresnan Broadband Holdings LLC,
Term Loan B
4.500%	12/14/17	Ba3	987	990,893
Cequel Communications LLC (Suddenlink Communications),
Term Loan B
4.000%	02/02/19	Ba2	829	830,721
Charter Communications Operating, LLC,
Term Loan D
4.000%	04/03/19	Ba1	119	119,848
Formula One (Alpha Topco Ltd.),
U.S. Term Loan B
5.750%	04/10/17	Ba3	995	1,001,426
FoxCo Acquisition LLC,
Term Loan B
5.500%	09/11/17	B2	700	704,812
Hubbard Radio LLC,
Term Loan (First Lien)
5.250%	04/29/17	Ba3	780	787,220
Kabel Deutschland,
Term Loan F
4.250%	01/18/19	Ba2	833	832,589
LIN Television Corp.,
Tranche Term Loan B
5.000%	01/09/19	Ba3	425	429,611
Sinclair Television Group, Inc.,
New Tranche Term Loan B
4.000%	10/28/16	Ba1	984	986,879
Univision Communications, Inc.,
Extended Term Loan (First Lien)
4.466%	03/31/17	B2	774	765,214
UPC Financing Partnership,
Facility Term Loan AB
4.750%	12/31/17	Ba3	545	548,182

				8,595,868

Oil, Gas & Consumable Fuels
Arch Coal, Inc.,
Term Loan
5.750%	05/14/18	Ba3	428	430,169

Pharmaceuticals — 0.1%
Catalent Pharma Solutions, Inc.,
Incremental Term Loan
5.250%	09/15/17	Ba3	1,025	1,032,714
IMS Healthcare, Inc.,
Tranche Dollar Term Loan B
4.500%	08/26/17	Ba3	841	844,110

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Pharmaceuticals (cont’d.)
Par Pharmaceutical, Inc.,
Term Loan B
5.000%	09/11/19	B1	$1,286	$1,282,500
Valeant Pharmaceuticals International, Inc.,
Series B, Tranche Term Loan B
4.250%	02/13/19	Ba1	682	684,854
Series C, Tranche Term Loan B
4.250%	03/31/20	Ba1	400	399,333
Series D, Tranche Term Loan B
4.250%	02/13/19	Ba1	707	707,869
Warner Chilcott Co. LLC,
Additional Term Loan B-1
4.250%	03/15/18	Ba3	146	146,071
Term Loan B-2
4.250%	03/15/18	Ba3	192	192,321
Warner Chilcott Corp.,
Term Loan B-1
4.250%	03/15/18	Ba3	385	384,641
WC Luxco S.A.R.L.,
Term Loan B-3
4.250%	03/15/18	Ba3	264	264,441

				5,938,854

Professional Services — 0.1%
Acosta, Inc.,
Term Loan
5.000%	03/02/18	B1	995	1,000,215
Advantage Sales & Marketing, Inc.,
Term Loan (First Lien)
5.250%	12/17/17	B1	987	986,450
Genpact International, Inc.,
Term Loan B
4.250%	08/17/19	Ba2	200	200,375
Symphonyiri Group, Inc.,
Term Loan B-2
5.000%	12/01/17	B1	844	840,973

				3,028,013

Real Estate Investment Trusts
iStar Financial, Inc.,
Tranche Term Loan A-1
5.000%	06/28/13	B1	280	279,653
5.250%	03/09/16	B1	320	322,020

				601,673

Road & Rail
Swift Transportation Co. LLC,
Tranche Term Loan B-2
5.000%	12/15/17	B1	130	130,267

Software
Eagle Parent, Inc.,
Term Loan B
5.000%	05/16/18	Ba3	496	498,340
Lawson Software, Inc.,
Term Loan B-2
5.250%	04/05/18	Ba3	784	785,709

				1,284,049

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Specialty Retail — 0.1%
AOT Bedding Super Holdings, LLC,
Term Loan B
5.000%	09/29/19		B1	$800	$796,000
Blue Buffalo Co. Ltd.,
Term Loan B
6.500%	07/26/19		B1	500	499,375
KAR Auction Services, Inc.,
Term Loan B
5.000%	05/19/17		Ba3	766	768,633
Party City Holdings, Inc.,
Term Loan B
5.750%	07/18/19		B1	400	404,500
Payless ShoeSource,
Term Loan B
7.250%	09/17/19		B1	450	451,125
Pilot Travel Centers LLC,
Initial Tranche Term Loan B
4.250%	03/30/18		Ba2	971	973,797

					3,893,430

Textiles, Apparel & Luxury Goods
Wolverine World Wide, Inc.,
Term Loan B
4.750%	06/22/19		Ba2	150	151,500

Wireless Telecommunication Services — 0.1%
Crown Castle Operating Co.,
Tranche Term Loan B
4.000%	01/31/19		Ba3	661	662,740
Neustar, Inc.,
Term Loan B
5.000%	11/08/18		Ba2	900	906,750
SBA Communications,
Incremental Term Loan B
3.750%	09/14/19		Ba2	214	215,089
Syniverse Holdings, Inc.,
Term Loan B
5.000%	04/20/19		B1	998	998,747

					2,783,326

TOTAL BANK LOANS (cost $74,420,647)					75,674,319

CORPORATE BONDS — 15.1%
Aerospace & Defense — 0.4%
United Technologies Corp.,
Sr. Unsec’d. Notes
1.200%	06/01/15	(a)	A2	3,100	3,155,797
1.800%	06/01/17	(a)	A2	5,500	5,704,462
3.100%	06/01/22	(a)	A2	3,600	3,836,246
4.500%	06/01/42		A2	6,400	7,173,024

					19,869,529

Air Freight & Logistics — 0.1%
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
3.125%	01/15/21		Aa3	2,100	2,266,646
3.625%	10/01/42		Aa3	400	404,322

					2,670,968

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages — 0.5%
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16		Aa3	$4,700	$4,896,883
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17		Aa3	12,500	12,611,012
2.750%	03/05/22		Aa3	6,600	6,851,942

					24,359,837

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
1.875%	11/15/14		Baa1	2,500	2,566,402
2.125%	05/15/17	(a)	Baa1	1,000	1,032,659

					3,599,061

Capital Markets — 1.4%
Goldman Sachs Group, Inc. (The),
Sr. Notes
3.300%	05/03/15		A3	10,200	10,613,824
6.250%	02/01/41		A3	4,100	4,743,569
Sr. Unsec’d. Notes
5.150%	01/15/14		A3	3,400	3,570,014
5.750%	01/24/22	(a)	A3	2,800	3,225,253
6.000%	06/15/20		A3	5,000	5,765,195
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15		Baa2	2,000	2,148,174
6.150%	04/25/13		Baa2	7,400	7,618,944
6.875%	04/25/18		Baa2	4,900	5,870,759
Sub. Notes
6.110%	01/29/37		Baa3	6,580	6,980,518
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15	(a)	Baa1	3,300	3,381,688
3.800%	04/29/16		Baa1	2,900	2,996,686
6.375%	07/24/42	(a)	Baa1	1,300	1,431,773
Sr. Unsec’d. Notes, MTN
5.500%	07/28/21	(a)	Baa1	4,000	4,377,548
5.550%	04/27/17		Baa1	5,200	5,700,880

					68,424,825

Chemicals — 0.2%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
8.550%	05/15/19	(a)	Baa3	6,500	8,716,253

Commercial Banks — 1.1%
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15	(a)	A2	2,350	2,419,184
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15		Baa1	5,200	5,608,736
5.100%	03/24/21	(a)	Baa1	7,600	8,887,486
Wells Fargo & Co.,
Sr. Notes
1.500%	07/01/15		A2	15,100	15,354,058
Sr. Unsec’d. Notes
2.625%	12/15/16		A2	7,400	7,829,962

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
5.625%	12/11/17		A2	$1,050	$1,260,652
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	A2	2,600	2,772,788
Wells Fargo Bank NA,
Sub. Notes
5.950%	08/26/36		A1	7,015	9,035,608

					53,168,474

Consumer Finance — 0.4%
American Express Co.,
Sr. Unsec’d. Notes
8.150%	03/19/38		A3	4,700	7,538,650
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.150%	03/23/15		Baa1	3,600	3,691,224
4.750%	07/15/21		Baa1	6,900	7,833,418

					19,063,292

Diversified Financial Services — 2.5%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17	(a)	Baa2	1,900	2,044,662
5.700%	01/24/22	(a)	Baa2	8,000	9,396,488
5.875%	02/07/42	(a)	Baa2	1,000	1,168,910
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.650%	03/02/15	(a)	Baa2	3,700	3,790,010
4.450%	01/10/17	(a)	Baa2	3,500	3,844,323
4.500%	01/14/22	(a)	Baa2	8,700	9,552,443
5.875%	01/30/42		Baa2	500	602,398
Sub. Notes
5.000%	09/15/14		Baa3	10,400	10,969,088
6.125%	08/25/36		Baa3	5,200	5,646,430
Unsec’d. Notes
8.500%	05/22/19		Baa2	5,219	6,902,159
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.150%	01/09/15		A1	10,300	10,600,379
5.500%	01/08/20		A1	5,400	6,388,281
Sr. Unsec’d. Notes, MTN
2.300%	04/27/17	(a)	A1	10,600	10,896,164
5.625%	09/15/17		A1	5,400	6,359,380
6.750%	03/15/32	(a)	A1	5,150	6,597,274
6.875%	01/10/39		A1	1,600	2,137,768
HSBC Finance Corp.,
Sr. Unsec’d. Notes
5.500%	01/19/16		Baa1	5,800	6,412,236
JPMorgan Chase & Co.,
Sr. Notes
5.400%	01/06/42	(a)	A2	1,100	1,278,746
Sr. Unsec’d. Notes
2.000%	08/15/17	(a)	A2	5,200	5,236,389
3.250%	09/23/22		A2	2,000	2,027,788
4.250%	10/15/20	(a)	A2	3,000	3,277,782
6.400%	05/15/38	(a)	A2	5,400	6,983,820
JPMorgan Chase Bank NA,
Sub. Notes, BKNT
6.000%	10/01/17	(a)	A1	4,000	4,733,500

					126,846,418

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Telecommunication Services — 1.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
0.875%	02/13/15	A2	$7,700	$7,765,866
1.700%	06/01/17(a)	A2	7,100	7,311,992
3.000%	02/15/22(a)	A2	3,000	3,171,585
3.875%	08/15/21	A2	7,000	7,923,412
5.550%	08/15/41	A2	4,900	6,099,515
6.300%	01/15/38	A2	3,900	5,119,592
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.000%	11/01/16	A3	3,400	3,554,700
3.000%	04/01/16	A3	2,000	2,154,058
3.500%	11/01/21(a)	A3	6,800	7,501,950
4.750%	11/01/41(a)	A3	3,600	4,138,916
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30	A3	4,450	6,614,716

				61,356,302

Electric Utilities — 1.1%
Commonwealth Edison Co.,
First Mortgage
1.625%	01/15/14	A3	6,750	6,839,168
6.150%	09/15/17	A3	2,300	2,819,211
Constellation Energy Group, Inc.,
Gtd. Notes
4.550%	06/15/15	Baa2	7,850	8,555,676
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	Baa2	6,500	6,520,045
3.950%	09/15/14	Baa2	3,200	3,392,070
FirstEnergy Solutions Corp.,
Gtd. Notes
6.050%	08/15/21(a)	Baa3	5,450	6,113,766
Florida Power Corp.,
First Mortgage
5.650%	06/15/18	A2	3,300	4,022,829
6.400%	06/15/38(a)	A2	5,000	6,879,495
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
7.000%	09/01/22	Baa2	3,900	4,890,545
PacifiCorp,
First Mortgage
2.950%	02/01/22(a)	A2	3,300	3,497,036
Southern Power Co.,
Series D, Sr. Unsec’d. Notes
4.875%	07/15/15	Baa1	1,600	1,761,474

				55,291,315

Food & Staples Retailing — 0.5%
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
1.500%	10/25/15	Aa2	8,300	8,562,587
3.250%	10/25/20	Aa2	2,500	2,749,755
3.625%	07/08/20(a)	Aa2	2,800	3,145,556
6.500%	08/15/37(a)	Aa2	6,400	9,168,928

				23,626,826

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas Utilities — 0.1%
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22(a)	Baa2	$5,350	$5,805,579

Insurance — 0.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.000%	03/20/15	Baa1	3,300	3,417,068
4.250%	09/15/14	Baa1	5,700	6,019,303
6.250%	05/01/36	Baa1	4,700	5,995,362
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42(a)	A3	4,500	4,430,619
5.700%	06/15/35	A3	4,100	5,037,957

				24,900,309

IT Services — 0.2%
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.950%	07/22/16(a)	Aa3	9,700	10,131,078

Machinery & Equipment — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
3.900%	05/27/21	A2	3,700	4,196,962

Media — 0.9%
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa1	4,400	6,569,358
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22(a)	Baa1	2,500	2,593,570
6.950%	08/15/37	Baa1	7,800	10,618,608
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
4.750%	10/01/14	Baa2	9,900	10,617,017
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
2.100%	04/01/14	Baa2	3,900	3,981,615
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	Baa2	4,800	5,543,213
7.700%	05/01/32	Baa2	5,100	7,162,175

				47,085,556

Metals & Mining — 0.1%
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
3.550%	03/01/22	Baa3	6,900	6,906,969

Multi-Utilities — 1.0%
Consolidated Edison Co. of New York, Inc.,
Series 08-A, Sr. Unsec’d. Notes
5.850%	04/01/18	A3	7,200	8,926,589
Sr. Unsec’d. Notes
7.125%	12/01/18	A3	700	918,250
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.450%	03/15/21	Baa2	4,600	5,284,305

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multi-Utilities (cont’d.)
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18	Baa1	$3,975	$4,778,610
6.125%	04/01/36(a)	Baa1	9,700	12,409,957
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/42	A3	3,500	3,417,855
6.050%	03/01/34	A3	3,900	5,125,750
Sempra Energy,
Sr. Unsec’d. Notes
2.000%	03/15/14	Baa1	6,883	6,992,811
6.500%	06/01/16	Baa1	2,500	2,976,922

				50,831,049

Oil, Gas & Consumable Fuels — 1.5%
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19	A1	8,423	10,468,559
6.500%	02/01/39	A1	6,900	9,929,210
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
4.200%	09/15/21(a)	Baa2	9,100	9,845,163
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22	Baa2	3,200	3,437,504
5.000%	08/15/42(a)	Baa2	1,200	1,246,007
5.950%	02/15/18	Baa2	6,500	7,825,148
6.850%	02/15/20	Baa2	4,500	5,651,820
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	Baa2	3,100	3,963,930
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
1.500%	02/15/18	A1	11,300	11,500,880
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22	Baa2	3,200	3,215,587
6.850%	10/15/37	Baa2	2,400	2,936,878
Williams Partners LP,
Sr. Unsec’d. Notes
3.800%	02/15/15	Baa2	7,400	7,846,109

				77,866,795

Pharmaceuticals — 0.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.125%	04/01/19	A1	8,500	10,238,242
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37	A1	800	1,084,193

				11,322,435

Real Estate Investment Trusts — 0.2%
Simon Property Group LP,
Sr. Unsec’d. Notes
3.375%	03/15/22(a)	A3	4,700	4,934,666
4.125%	12/01/21(a)	A3	4,925	5,462,303

				10,396,969

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
5.375%	07/15/40	(a)	A1	$7,200	$9,184,716

Tobacco — 0.6%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	(a)	Baa1	10,500	10,475,608
4.250%	08/09/42	(a)	Baa1	400	397,569
9.250%	08/06/19		Baa1	2,792	3,964,392
10.200%	02/06/39		Baa1	4,000	6,854,220
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	08/21/17		A2	8,700	8,692,970

					30,384,759

TOTAL CORPORATE BONDS (cost $715,812,438)					756,006,276

U.S. TREASURY OBLIGATIONS — 2.5%
U.S. Treasury Bonds
3.000%	05/15/42	(k)		11,900	12,338,812
5.375%	02/15/31	(k)		4,425	6,400,347
U.S. Treasury Notes
0.250%	02/28/14	(k)		4,900	4,902,298
0.250%	07/15/15			4,190	4,183,782
0.375%	06/15/15			48,900	49,003,130
0.500%	08/15/14	(k)		2,410	2,421,580
0.625%	05/31/17			13,500	13,533,750
0.750%	06/30/17			14,010	14,116,168
1.625%	08/15/22	(a)		11,900	11,886,981
3.625%	02/15/21			5,475	6,481,458

TOTAL U.S. TREASURY OBLIGATIONS (cost $124,416,495)					125,268,306

TOTAL LONG-TERM INVESTMENTS (cost $4,605,693,602)					4,759,294,044

				Shares
SHORT-TERM INVESTMENTS — 17.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $895,390,678; includes $625,562,784 of cash collateral for securities on loan)(b)(w)				895,390,678	895,390,678

TOTAL INVESTMENTS — 112.7% (cost $5,501,084,280)					5,654,684,722
Liabilities in excess of other assets(x) — (12.7)%					(635,797,144)

NET ASSETS — 100.0%					$5,018,887,578

The following abbreviations are used in the Portfolio descriptions:
ADR American Depositary Receipt

BKNT	Bank Note
MTN	Medium Term Note
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $600,990,909; cash collateral of $625,562,784 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST FIRST TRUST CAPITAL APPRECIATION TARGET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
233	Euro STOXX 50	Dec. 2012	$7,632,129	$7,350,677	$(281,452)
74	FTSE 100 Index.	Dec. 2012	6,999,451	6,826,780	(172,671)
485	Mini MSCI EAFE Index	Dec. 2012	37,634,765	36,331,350	(1,303,415)
150	Russell 2000 Mini	Dec. 2012	12,778,879	12,516,000	(262,879)
1,561	S&P 500 E-Mini	Dec. 2012	112,968,026	111,939,310	(1,028,716)
58	TOPIX Index	Dec. 2012	5,380,830	5,462,583	81,753

					$(2,967,380)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,494,522,551	$307,822,592	$—
Bank Loans	—	75,674,319	—
Corporate Bonds	—	756,006,276	—
U.S. Treasury Obligations	—	125,268,306	—
Affiliated Money Market Mutual Fund	895,390,678	—	—
Other Financial Instruments*
Futures	(2,967,380)	—	—

Total	$4,386,945,849	$1,264,771,493	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/11 was $622,719,068. An amount of $107,450,536 was transferred from Level 1 into Level 2 at 9/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 73.4%
COMMON STOCKS — 70.4%
Aerospace & Defense — 0.4%
BAE Systems PLC (United Kingdom)	1,180,766	$6,198,702
GenCorp, Inc.*	92,200	874,978
Raytheon Co.	136,810	7,820,060

		14,893,740

Agriculture — 2.1%
Altria Group, Inc.	405,180	13,528,960
British American Tobacco PLC (United Kingdom)	453,504	23,284,124
Imperial Tobacco Group PLC (United Kingdom)	551,760	20,421,366
Lorillard, Inc.	84,420	9,830,709
Philip Morris International, Inc.	95,848	8,620,569
Reynolds American, Inc.	62,465	2,707,233

		78,392,961

Airlines — 0.9%
Deutsche Lufthansa AG (Germany)	1,353,160	18,345,162
International Consolidated Airlines Group (Spain)*	6,618,303	15,924,026

		34,269,188

Auto Parts & Equipment — 0.4%
Cie Generale des Etablissements Michelin (France)	190,543	14,926,497
Johnson Controls, Inc.	12,200	334,280

		15,260,777

Automobile Manufacturers — 1.4%
General Motors Co.*	458,820	10,438,155
Mazda Motor Corp. (Japan)*	3,726,000	4,348,884
Navistar International Corp.*	381,620	8,048,366
Nissan Motor Co. Ltd. (Japan)	1,126,000	9,583,049
Oshkosh Corp.*	224,190	6,149,532
Toyota Motor Corp. (Japan)	344,800	13,519,375

		52,087,361

Banks — 7.1%
Ally Financial, Inc., 144A	4,776	4,468,097
Banco Santander SA (Spain)*	299,558	2,230,767
Bank of America Corp.	1,250,350	11,040,591
Barclays PLC (United Kingdom)	626,834	2,174,743
BNP Paribas SA (France)	316,123	15,022,525
CIT Group, Inc.*	182,437	7,186,193
Citigroup, Inc.	836,100	27,357,192
Commonwealth Bank of Australia (Australia)	2,500	143,945
Credit Agricole SA (France)*	1,460,094	10,075,696
Credit Suisse (Switzerland)*	98,780	2,225,513
Credit Suisse Group AG (Switzerland)*	691,727	14,658,287
DBS Group Holdings Ltd. (Singapore)	606,000	7,078,233
Guaranty Bancorp*	240,400	485,608
HSBC Holdings PLC (United Kingdom), (QMTF)	693,543	6,420,595
HSBC Holdings PLC (United Kingdom),
(XHKG)	1,212,560	11,276,398
ICICI Bank Ltd. (India), ADR	154,441	6,199,262
Intesa Sanpaolo SpA (Italy)	7,924,816	12,047,415
JPMorgan Chase & Co.	698,430	28,272,446
Lloyds Banking Group PLC (United Kingdom)*	6,107,532	3,829,597
M&T Bank Corp.	69,000	6,566,040

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
Morgan Stanley	1,369,643	$22,927,824
PNC Financial Services Group, Inc.	363,465	22,934,642
State Bank Financial Corp.	80,800	1,332,392
UBS AG (Switzerland)*	794,143	9,668,195
UniCredit SpA (Italy)*	2,834,751	11,773,517
Wells Fargo & Co.	625,140	21,586,084

		268,981,797

Beverages — 1.1%
Coca-Cola Enterprises, Inc.	280,811	8,780,960
Diageo PLC (United Kingdom)	151,464	4,254,552
Dr. Pepper Snapple Group, Inc.	201,890	8,990,162
PepsiCo, Inc.	96,720	6,844,874
Pernod-Ricard SA (France)	115,357	12,942,789

		41,813,337

Biotechnology — 0.9%
Amgen, Inc.	404,347	34,094,539

Building Materials — 0.7%
CRH PLC (Ireland)*	874,338	16,853,517
Owens Corning*	335,014	11,209,568

		28,063,085

Chemicals — 1.2%
Akzo Nobel NV (Netherlands)	247,855	14,011,079
Dow Chemical Co. (The)	190,880	5,527,885
E.I. du Pont de Nemours & Co.	105,540	5,305,496
Linde AG (Germany)	52,063	8,965,075
Lonza Group AG (Switzerland)	71,201	3,723,952
LyondellBasell Industries NV (Netherlands) (Class A Stock)	136,920	7,073,287

		44,606,774

Coal — 0.4%
Alpha Natural Resources, Inc.*	17,700	116,289
CONSOL Energy, Inc.	440,400	13,234,020

		13,350,309

Commercial Services — 0.5%
Adecco SA (Switzerland)*	52,146	2,481,717
Hays PLC (United Kingdom)	1,343	1,672
Randstad Holding NV (Netherlands)	448,632	14,911,546

		17,394,935

Computers — 0.9%
Brocade Communications Systems, Inc.*	972,200	5,750,563
Dell, Inc.	462,420	4,559,461
Hewlett-Packard Co.	1,298,130	22,146,098
Research In Motion Ltd. (Canada)*	239,937	1,799,528

		34,255,650

Construction & Engineering
Carillion PLC (United Kingdom)	298,874	1,307,909

Cosmetics/Personal Care — 0.1%
Avon Products, Inc.	232,140	3,702,633

Distribution/Wholesale — 0.1%
ITOCHU Corp. (Japan)	519,700	5,246,526

Diversified Financial Services — 0.7%
American Express Co.	131,120	7,455,483
BlackRock, Inc.	33,540	5,980,182
Deutsche Boerse AG (Germany)	48,682	2,694,094

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
KB Financial Group, Inc. (South Korea)	124,460	$4,411,535
NYSE Euronext	225,870	5,567,696

		26,108,990

Diversified Machinery — 0.4%
Alstom SA (France)	417,837	14,650,444
Rockwell Automation, Inc.	5,000	347,750

		14,998,194

Electric — 4.1%
American Electric Power Co., Inc.	213,470	9,379,872
Dominion Resources, Inc.	98,340	5,206,120
DTE Energy Co.	5,000	299,700
Duke Energy Corp.	212,500	13,770,002
Dynegy, Inc.*	289,700	110,086
E.ON AG (Germany)	493,204	11,702,963
Entergy Corp.	205,328	14,229,230
Exelon Corp.	587,650	20,908,587
FirstEnergy Corp.	167,670	7,394,247
GDF Suez (France)	238,421	5,331,061
NextEra Energy, Inc.	104,480	7,348,078
NRG Energy, Inc.	397,500	8,502,525
PG&E Corp.	285,550	12,184,418
Pinnacle West Capital Corp.	44,800	2,365,440
PPL Corp.	179,600	5,217,380
Public Service Enterprise Group, Inc.	295,150	9,497,927
Southern Co. (The)	144,560	6,662,770
TECO Energy, Inc.	305,800	5,424,892
Xcel Energy, Inc.	276,360	7,657,936

		153,193,234

Electronics — 0.9%
Flextronics International Ltd.*	731,792	4,390,752
Koninklijke Philips Electronics NV (Netherlands)	641,943	14,976,580
TE Connectivity Ltd. (Switzerland)	481,840	16,387,379

		35,754,711

Environmental Control
Waste Management, Inc.	10,700	343,256

Foods — 1.8%
General Mills, Inc.	307,470	12,252,680
Kraft Foods, Inc. (Class A Stock)	575,049	23,778,276
Kroger Co. (The)	698,360	16,439,394
Safeway, Inc.	20,000	321,800
Tesco PLC (United Kingdom)	2,725,503	14,611,833

		67,403,983

Forest Products & Paper — 0.8%
Domtar Corp.	58,173	4,554,364
International Paper Co.	503,696	18,294,239
MeadWestvaco Corp.	294,050	8,997,930

		31,846,533

Gas — 0.3%
AGL Resources, Inc.	64,268	2,629,204
Sempra Energy	135,270	8,723,562

		11,352,766

Hand/Machine Tools — 0.2%
Stanley Black & Decker, Inc.	121,084	9,232,655

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products — 1.3%
Boston Scientific Corp.*	1,392,040	$7,990,310
Hospira, Inc.*	169,140	5,551,175
Medtronic, Inc.	832,580	35,900,849

		49,442,334

Healthcare Services — 0.8%
CIGNA Corp.	361,361	17,045,398
Community Health Systems, Inc.*	212,390	6,189,045
WellPoint, Inc.	116,562	6,761,762

		29,996,205

Insurance — 4.5%
ACE Ltd. (Switzerland)	247,831	18,736,024
Alleghany Corp.*	39,942	13,777,593
American International Group, Inc.*	658,041	21,577,164
Aviva PLC (United Kingdom)	2,787,195	14,343,970
AXA SA (France)	861,192	12,826,358
CNO Financial Group, Inc.	206,258	1,990,390
ING Groep NV (Netherlands), CVA*	3,182,477	25,147,204
MetLife, Inc.	236,230	8,140,486
Muenchener Rueckversicherungs AG (Germany)	85,396	13,333,180
QBE Insurance Group Ltd. (Australia)	146,708	1,959,331
Swiss Re AG (Switzerland)*	240,166	15,436,507
White Mountains Insurance Group Ltd. (Bermuda)	26,300	13,500,842
Zurich Insurance Group AG (Switzerland)*	32,944	8,203,599

		168,972,648

Internet — 0.6%
Google, Inc. (Class A Stock)*	15,767	11,896,202
Symantec Corp.*	589,960	10,619,280

		22,515,482

Iron/Steel
Nucor Corp.	44,400	1,698,744

Lodging
Caesars Entertainment Corp.*	8,300	56,440

Machinery — 0.1%
Caterpillar, Inc.	10,500	903,420
Federal Signal Corp.*	173,700	1,097,784

		2,001,204

Media — 4.6%
British Sky Broadcasting Group PLC (United Kingdom)	956,991	11,489,703
CBS Corp. (Class B Stock)	392,409	14,256,219
Comcast Corp. (Class A Stock)	118,500	4,238,745
Comcast Corp. (Special Class A Stock)	710,670	24,731,316
Dex One Corp.*	348,000	435,000
News Corp. (Class A Stock)	488,030	11,971,376
News Corp. (Class B Stock)	901,019	22,345,271
Reed Elsevier PLC (United Kingdom)	1,578,540	15,090,279
Time Warner Cable, Inc.	421,681	40,084,996
Time Warner, Inc.	268,160	12,155,693
Viacom, Inc. (Class B Stock)	104,220	5,585,150
Walt Disney Co. (The)	232,570	12,158,760

		174,542,508

Metals & Mining — 0.7%
Barrick Gold Corp. (Canada)	103,846	4,336,609
BHP Billiton PLC (United Kingdom)	143,068	4,447,267

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Freeport-McMoRan Copper & Gold, Inc.	39,920	$1,580,034
Goldcorp, Inc. (Canada)	4,500	206,325
Newmont Mining Corp.	60,683	3,398,855
Rio Tinto PLC (United Kingdom), ADR	75,854	3,546,933
ThyssenKrupp AG (Germany)	369,154	7,846,266

		25,362,289

Miscellaneous Manufacturers — 1.1%
General Electric Co.	1,189,530	27,014,226
Siemens AG (Germany)	143,844	14,345,952

		41,360,178

Mortgage Finance
Federal National Mortgage Association*	253,900	70,584

Office Equipment & Supplies — 0.4%

Xerox Corp.	1,889,180	13,866,581

Oil & Gas — 8.2%
Anadarko Petroleum Corp.	2,500	174,800
Apache Corp.	194,122	16,785,729
BP PLC (United Kingdom)	3,824,966	26,960,739
BP PLC (United Kingdom), ADR	194,091	8,221,695
Callon Petroleum Co.*	103,000	633,450
Canadian Oil Sands Ltd. (Canada)	512,600	10,975,720
Chesapeake Energy Corp.	643,680	12,146,242
Chevron Corp.	196,810	22,940,174
ConocoPhillips	108,700	6,215,466
Eni SpA (Italy)	544,794	11,915,487
Ensco PLC (United Kingdom) (Class A Stock)	109,644	5,982,177
Exxon Mobil Corp.	113,340	10,364,943
Galp Energia, SGPS, SA (Portugal) (Class B Stock)	207,216	3,360,490
Gazprom OAO (Russia), ADR	493,629	4,980,717
Marathon Oil Corp.	803,591	23,762,186
Marathon Petroleum Corp.	86,987	4,748,620
Murphy Oil Corp.	159,486	8,562,803
Nexen, Inc. (Canada)	496,683	12,585,947
Noble Corp.*	334,040	11,951,951
Petroleo Brasileiro SA (Brazil), ADR	184,448	4,070,767
Royal Dutch Shell PLC (United Kingdom), ADR	122,672	8,514,664
Royal Dutch Shell PLC (United Kingdom) (Class A Stock)	644,049	22,263,373
Royal Dutch Shell PLC (United Kingdom) (Class B Stock)	443,078	15,726,346
SandRidge Energy, Inc.*	18,400	2,005,600
Statoil ASA (Norway)	22,250	574,417
Talisman Energy, Inc. (Canada)	1,116,400	14,921,672
Total SA (France)	412,147	20,443,695
Total SA (France), ADR	72,500	3,632,250
Transocean Ltd. (Switzerland)	260,750	11,705,067
WPX Energy, Inc.*	94,996	1,575,984

		308,703,171

Oil & Gas Services — 1.4%
Baker Hughes, Inc.	707,670	32,007,914
Halliburton Co.	462,370	15,577,245
SBM Offshore NV (Netherlands)*	134,669	1,919,195
Schlumberger Ltd. (Netherlands)	36,930	2,671,147

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas Services (cont’d.)
Weatherford International Ltd. (Switzerland)*	98,700	$1,251,516

		53,427,017

Pharmaceuticals — 7.1%
Eli Lilly & Co.	99,850	4,733,888
GlaxoSmithKline PLC (United Kingdom)	898,819	20,718,978
Johnson & Johnson	212,860	14,668,183
Merck & Co., Inc.	1,917,773	86,491,562
Merck KGaA (Germany)	87,410	10,783,315
Pfizer, Inc.	2,103,340	52,267,999
Roche Holding AG (Switzerland)	211,666	39,542,495
Sanofi (France), (TMX)	301,140	25,676,115
Sanofi (France), (XNYS)	141,708	6,101,946
Teva Pharmaceutical Industries Ltd. (Israel), ADR	187,589	7,768,060

		268,752,541

Pipelines — 0.1%
Spectra Energy Corp.	83,300	2,445,688

Real Estate
Forestar Group, Inc.*	59,800	996,268

Real Estate Investment Trusts — 0.2%
Alexander’s, Inc.	9,200	3,932,908
Westfield Retail Trust (Australia)	840,907	2,510,881

		6,443,789

Retail — 2.5%
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	4,666	279,811
CVS Caremark Corp.	853,740	41,338,091
Kingfisher PLC (United Kingdom)	3,112,327	13,278,163
Kohl’s Corp.	167,360	8,572,179
Target Corp.	219,590	13,937,377
Walgreen Co.	292,966	10,675,681
Wal-Mart Stores, Inc.	93,606	6,908,123

		94,989,425

Semiconductors — 0.3%
Intel Corp.	359,200	8,146,656
Samsung Electronics Co. Ltd. (South Korea)	1,385	1,669,061
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	253,000	778,297

		10,594,014

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.*	167,514	7,043,964

Software — 1.8%
Microsoft Corp.	1,692,689	50,408,279
Oracle Corp.	222,890	7,018,806
SAP AG (Germany)	176,031	12,466,355

		69,893,440

Telecommunications — 5.8%
AT&T, Inc.	281,270	10,603,879
Cable & Wireless Communications PLC (United Kingdom)	1,651,972	962,474
CenturyLink, Inc.	71,300	2,880,520
China Telecom Corp. Ltd. (China), ADR	121,805	7,061,036
Cisco Systems, Inc.	1,857,130	35,452,611
France Telecom SA (France)	846,757	10,215,316

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Frontier Communications Corp.	263,400	$1,290,660
Singapore Telecommunications Ltd. (Singapore)	8,243,000	21,464,350
SK Telecom Co. Ltd. (South Korea), ADR	66,526	967,288
Sprint Nextel Corp.*	3,899,390	21,524,633
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	1,533,009	13,967,633
Telefonica SA (Spain)	671,727	8,955,727
Telekom Austria AG (Austria)	71,108	502,575
Telstra Corp. Ltd. (Australia)	1,053,669	4,271,573
Turkcell Iletisim Hizmetleri A/S (Turkey), ADR*	934,057	14,141,623
Vivendi SA (France)	504,205	9,832,315
Vodafone Group PLC (United Kingdom)	19,569,257	55,537,922

		219,632,135

Toys/Games/Hobbies — 0.3%
Nintendo Co. Ltd. (Japan)	88,700	11,266,935

Transportation — 1.0%
AP Moller-Maersk A/S (Denmark) (Class B Stock)	1,887	13,504,825
Deutsche Post AG (Germany)	348,905	6,815,076
FedEx Corp.	87,150	7,374,633
United Parcel Service, Inc. (Class B Stock)	133,000	9,518,810

		37,213,344

TOTAL COMMON STOCKS (cost $2,706,395,475)		2,659,242,771

PREFERRED STOCKS — 1.1%
Automobile Manufacturers — 0.1%
General Motors Co., Series B, CVT, 4.750%	59,450	2,216,296

Banks — 0.6%
Ally Financial, Inc., Series A, 8.500%	9,875	241,542
Bank of America Corp., Series L, CVT, 7.250%	12,300	13,407,000
Wells Fargo & Co., Series L, CVT, 7.500%	8,000	9,904,000

		23,552,542

Electric
NextEra Energy, Inc., CVT, 5.599%	5,000	256,125
NextEra Energy, Inc., CVT, 5.889%	12,600	652,806

		908,931

Insurance — 0.2%
MetLife, Inc., CVT, 5.000%	74,075	5,114,138

Iron/Steel — 0.1%
Vale SA (Brazil), ADR (PRFC)	239,325	4,154,682

Metals & Mining
AngloGold Ashanti Holdings Finance PLC (United Kingdom), 6.000%	31,300	1,301,767

Mortgage Finance
Federal Home Loan Mortgage Corporation, Series Z, 8.375%*	204,025	186,173
Federal National Mortgage Association, Series S, 8.250%*	112,125	99,959
Federal National Mortgage Association, Series R, 7.625%*	105,350	26,338
Federal National Mortgage Association, Series Q, 6.750%*	65,850	16,462

	Shares	Value
PREFERRED STOCKS (Continued)
Mortgage Finance (cont’d.)
Federal National Mortgage Association, CVT, 5.375%*	75	$135,000

		463,932

Oil & Gas
Apache Corp., Series D, CVT, 6.000%	10,000	486,500
Sanchez Energy Corp., Series A, 4.875%*	10,000	540,000

		1,026,500

Real Estate Investment Trusts — 0.1%
FelCor Lodging Trust, Inc., Series A, 1.950%	52,675	1,400,102

TOTAL PREFERRED STOCKS (cost $40,669,133)		40,138,890

	Units
WARRANTS*(l)
Automobile Manufacturers
General Motors Co., expiring 07/10/16	17,000	234,260
General Motors Co., expiring 07/10/19	17,000	140,420

		374,680

Telecommunications
Charter Communications, Inc., expiring 11/30/14	40,963	1,224,794

TOTAL WARRANTS (cost $1,841,947)		1,599,474

Interest Rates	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
BANK LOANS(c) — 0.6%
Automobile Manufacturers
Navistar, Inc.
Term Loan
7.000%	08/15/17	Ba2	$400	405,500
7.000%	08/17/17	Ba2	35	35,481

				440,981

Electric — 0.3%
Texas Competitive Electric Holdings Co. LLC
Term Loan
4.728%	10/10/17	Caa1	13,500	9,272,880

Media — 0.3%
Clear Channel Communications, Inc.
Term Loan
3.866%	01/29/16	Caa1	14,000	11,420,934
Tribune Co.
Term Loan
5.250%	06/04/14	NR	56	42,248

				11,463,182

TOTAL BANK LOANS (cost $21,473,195)				21,177,043

CORPORATE BONDS — 1.3%
Airlines — 0.1%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A(i)
7.500%	03/15/16	NR	3,647	3,665,235

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rates	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Automobile Manufacturers
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	B2		$300	$318,000
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	B1		300	284,625

					602,625

Beverages
Innovation Ventures LLC/Innovation Ventures Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	08/15/19	B2		500	482,500

Building Materials
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
9.000%	01/11/18	B-(d)		641	641,000

Chemicals
INEOS Group Holdings SA (Luxembourg),
Sec’d. Notes, 144A
7.875%	02/15/16	Ba2	EUR	546	650,768

Coal
Alpha Natural Resources, Inc.,
Gtd. Notes
6.250%	06/01/21	Ba3		200	166,500
Arch Coal, Inc.,
Gtd. Notes
7.250%	06/15/21	B3		400	334,000
Peabody Energy Corp.,
Gtd. Notes, 144A
6.250%	11/15/21	Ba1		500	497,500

					998,000

Commercial Services
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	B2		200	211,000

Computer Services & Software
First Data Corp.,
Sr. Sec’d. Notes, 144A
7.375%	06/15/19	B1		500	515,625

Consumer Products
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
8.250%	02/15/21	Caa1		637	632,222
Sr. Sec’d. Notes, 144A
5.750%	10/15/20	B+(d)		500	500,000

					1,132,222

Diversified
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	10/01/17	Ba3		500	510,000

Electric — 0.3%
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes
11.000%	10/01/21	CC(d)		2,000	2,010,000
Sec’d. Notes, 144A
11.750%	03/01/22	Caa3		5,700	6,056,250

Interest Rates	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.,
Sr. Sec’d. Notes, 144A
11.500%	10/01/20	B2	$2,500	$1,956,250

				10,022,500

Entertainment
Cumulus Media Holdings, Inc.,
Gtd. Notes
7.750%	05/01/19	CCC+(d)	725	705,062

Foods — 0.1%
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19	B3	500	514,375
JBS USA LLC/JBS USA Finance, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	06/01/21	B1	700	658,000
8.250%	02/01/20	BB(d)	150	149,625
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22	BB(d)	200	207,500
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/16	B2	350	312,375

				1,841,875

Healthcare Services
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	B3	200	226,500
Sr. Sec’d. Notes
6.500%	02/15/20	Ba3	200	222,500

				449,000

Home Builders
KB Home,
Gtd. Notes
8.000%	03/15/20	B2	200	221,500

Investment Companies
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	10/15/20	Caa2	500	497,500

Lodging
Caesars Entertainment Operating Escrow LLC/Caesars Escrow Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/20	B(d)	200	200,000
9.000%	02/15/20	B2	500	505,000
MGM Resorts International,
Gtd. Notes
7.750%	03/15/22	B-(d)	200	209,000
Gtd. Notes, 144A
6.750%	10/01/20	B-(d)	200	200,000

				1,114,000

Media — 0.1%
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	03/01/21	Caa1	1,500	1,335,000

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rates	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
6.875%	02/01/18	B1	$400	$372,000
7.000%	11/01/15	B1	500	497,500
Inmet Mining Corp. (Canada),
Gtd. Notes, 144A
8.750%	06/01/20	B1	200	207,000
Molycorp, Inc.,
Sr. Sec’d. Notes, 144A
10.000%	06/01/20	B2	200	198,000

				1,274,500

Oil & Gas — 0.1%
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	BB-(d)	200	205,500
Chesapeake Energy Corp.,
Gtd. Notes
6.775%	03/15/19	BB-(d)	550	551,375
Halcon Resources Corp.,
Gtd. Notes, 144A
9.750%	07/15/20	CCC+(d)	500	511,250
SandRidge Energy, Inc.,
Gtd. Notes, 144A
7.500%	02/15/23	B(d)	700	721,000
8.125%	10/15/22	B(d)	200	213,000

				2,202,125

Oil & Gas Exploration/Production
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes, 144A
10.750%	10/01/20	B-(d)	500	521,250

Real Estate — 0.2%
Realogy Corp.,
Gtd. Notes
11.500%	04/15/17	Caa3	5,000	5,362,500

Semiconductors
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20	Caa1	1,036	1,020,460

Software — 0.1%
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	Caa1	1,100	1,139,875
Sec’d. Notes, 144A
8.250%	01/15/21	Caa1	1,050	1,047,375

				2,187,250

Telecommunications — 0.3%
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	B2	5,000	3,975,000
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.000%	12/01/16	B3	200	206,000
7.000%	08/15/20	B+(d)	1,500	1,560,000
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A
11.750%	07/15/17	B3	3,149	2,967,932

Interest Rates	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
7.375%	02/15/18		BB(d)	EUR	100	$118,867

						8,827,799

Transportation
CEVA Group PLC (United Kingdom),
Gtd. Notes, 144A
8.375%	12/01/17		B1		$325	313,219
Sec’d. Notes, 144A
11.500%	04/01/18		Caa1		350	308,000

						621,219

TOTAL CORPORATE BONDS (cost $47,203,464)						47,612,515

TOTAL LONG-TERM INVESTMENTS (cost $2,817,583,214)						2,769,770,693

				Shares

SHORT-TERM INVESTMENTS — 28.9%
AFFILIATED MONEY MARKET MUTUAL FUND — 23.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $880,061,181)(w)					880,061,181	880,061,181

				Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS(n) — 0.4%
Federal Farm Credit Disc. Notes
0.010%	10/01/12				$5,000	5,000,000
Federal Home Loan Bank
0.001%	10/01/12				8,495	8,495,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $13,495,000)						13,495,000

U.S. TREASURY OBLIGATIONS(n) — 5.2%
U.S. Treasury Bills
0.001%	10/04/12				10,000	9,999,988
0.002%	11/01/12				10,000	9,999,914
0.004%	10/25/12				10,000	9,999,867
0.055%	12/27/12	(k)			64,000	63,985,280
0.075%	12/13/12				10,000	9,998,330
0.080%	01/03/13				10,000	9,998,040
0.105%	01/17/13				5,700	5,698,718
0.110%	11/23/12				10,000	9,999,411
0.114%	11/08/12				10,000	9,999,578
0.130%	12/06/12-02/28/13				15,700	15,695,610
0.135%	03/21/13				5,700	5,696,415

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) (Continued)
0.137%	10/25/12	$3,500	$3,499,907
0.140%	10/11/12-11/15/12	33,600	33,599,453

TOTAL U.S. TREASURY OBLIGATIONS (cost $198,169,806)			198,170,511

TOTAL SHORT-TERM INVESTMENTS (cost $1,091,725,987)			1,091,726,692

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN — 102.3% (cost $3,909,309,201)			3,861,497,385

	Notional Amount (000)#
OPTION WRITTEN*(l)
Call Option
International Paper Co.,
expiring 10/20/12, Strike Price $37.00
(premiums received $2,628)	4	(1,620)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN — 102.3% (cost $3,909,306,573)		3,861,495,765
Liabilities in excess of other assets(x) — (2.3)%		(87,398,176)

NET ASSETS — 100.0%		$3,774,097,589

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Financial futures contracts open at September 30, 2012:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
NR	Not Rated by Moody’s or Standard & Poor’s
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
TMX	Toronto Stock Exchange
XHKG	Hong Kong Stock Exchange
XNYS	New York Stock Exchange
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012.
Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects
the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non- income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Depreciation(1)
Long Positions:
311	Euro STOXX 50	Dec. 2012	$10,179,109	$9,811,419	$(367,690)
122	FTSE 100 Index	Dec. 2012	11,451,233	11,254,961	(196,272)
493	S&P 500 E-Mini	Dec. 2012	35,816,450	35,353,030	(463,420)
67	TOPIX Index	Dec. 2012	6,410,815	6,310,226	(100,589)

					$(1,127,971)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	82	$104,930	$105,008	$78
Expiring 01/17/13	Deutsche Bank	EUR	18	22,491	22,469	(22)

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):
Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro (cont’d.), Expiring 01/17/13	Hong Kong & Shanghai Bank	EUR	213	$ 273,897	$ 273,693	$ (204)
Japanese Yen, Expiring 10/22/12	Deutsche Bank	JPY	455	5,841	5,832	(9)
Swiss Franc, Expiring 02/11/13	Credit Suisse First Boston Corp.	CHF	3	3,486	3,475	(11)

				$ 410,645	$ 410,477	$ (168)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 11/21/12	Bank of America	GBP	10,000	$16,214,001	$16,145,354	$68,647
Expiring 11/21/12	Credit Suisse First Boston Corp.	GBP	5,000	8,106,710	8,072,677	34,033
Expiring 11/21/12	Hong Kong & Shanghai Bank	GBP	3,200	5,189,249	5,166,514	22,735
Expiring 02/19/13	Bank of America	GBP	120	195,060	193,691	1,369
Expiring 02/19/13	Bank of America	GBP	106	166,545	171,649	(5,104)
Expiring 02/19/13	Bank of America	GBP	55	87,205	88,775	(1,570)
Expiring 02/19/13	Barclays Capital Group	GBP	94	147,788	151,239	(3,451)
Expiring 02/19/13	Barclays Capital Group	GBP	57	88,562	91,177	(2,615)
Expiring 02/19/13	Barclays Capital Group	GBP	21	33,438	34,563	(1,125)
Expiring 02/19/13	Credit Suisse First Boston Corp.	GBP	5,900	9,562,639	9,523,136	39,503
Expiring 02/19/13	Credit Suisse First Boston Corp.	GBP	2,553	4,131,875	4,120,606	11,269
Expiring 02/19/13	Credit Suisse First Boston Corp.	GBP	136	213,484	219,839	(6,355)
Expiring 02/19/13	Credit Suisse First Boston Corp.	GBP	91	142,915	147,043	(4,128)
Expiring 02/19/13	Credit Suisse First Boston Corp.	GBP	60	94,912	96,846	(1,934)
Expiring 02/19/13	Credit Suisse First Boston Corp.	GBP	21	33,445	34,562	(1,117)
Expiring 02/19/13	Deutsche Bank	GBP	5,000	8,105,626	8,070,454	35,172
Expiring 02/19/13	Deutsche Bank	GBP	100	157,775	161,409	(3,634)
Expiring 02/19/13	Deutsche Bank	GBP	98	157,820	158,019	(199)
Expiring 02/19/13	Hong Kong & Shanghai Bank	GBP	3,600	5,835,888	5,810,727	25,161
Expiring 02/19/13	Hong Kong & Shanghai Bank	GBP	2,418	3,789,440	3,902,073	(112,633)
Expiring 02/19/13	Hong Kong & Shanghai Bank	GBP	84	132,017	134,766	(2,749)
Expiring 02/19/13	Hong Kong & Shanghai Bank	GBP	42	66,021	67,868	(1,847)
Expiring 02/19/13	Hong Kong & Shanghai Bank	GBP	28	44,315	45,587	(1,272)
Expiring 02/19/13	State Street Bank	GBP	78	124,548	126,221	(1,673)
Expiring 02/19/13	State Street Bank	GBP	70	113,709	112,986	723
Expiring 04/19/13	Credit Suisse First Boston Corp.	GBP	10,000	16,203,802	16,137,405	66,397
Expiring 04/19/13	Deutsche Bank	GBP	5,000	8,103,650	8,068,703	34,947
Expiring 04/19/13	Hong Kong & Shanghai Bank	GBP	3,200	5,186,081	5,163,970	22,111
Euro,
Expiring 01/17/13	Bank of America	EUR	70	87,989	90,066	(2,077)
Expiring 01/17/13	Bank of America	EUR	58	71,829	74,626	(2,797)
Expiring 01/17/13	Bank of America	EUR	56	68,444	71,448	(3,004)
Expiring 01/17/13	Bank of America	EUR	8	10,202	10,659	(457)
Expiring 01/17/13	Bank of America	EUR	7	9,609	9,531	78
Expiring 01/17/13	Bank of America	EUR	7	8,675	9,009	(334)
Expiring 01/17/13	Bank of America	EUR	6	7,903	7,873	30
Expiring 01/17/13	Bank of America	EUR	2	3,031	3,059	(28)
Expiring 01/17/13	Barclays Capital Group	EUR	70	86,618	90,066	(3,448)
Expiring 01/17/13	Barclays Capital Group	EUR	15	19,082	18,701	381
Expiring 01/17/13	Barclays Capital Group	EUR	7	8,680	9,009	(329)
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	107	132,120	137,671	(5,551)
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	91	111,646	116,699	(5,053)
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	80	100,241	103,014	(2,773)
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	80	98,802	102,932	(4,130)
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	79	99,063	101,637	(2,574)
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	73	89,913	93,870	(3,957)

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):
Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro (cont’d.),
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	70	$91,587	$90,066	$1,521
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	52	64,454	67,156	(2,702)
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	50	61,434	63,921	(2,487)
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	44	54,615	56,978	(2,363)
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	28	34,209	35,724	(1,515)
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	19	23,047	24,064	(1,017)
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	11	14,403	14,300	103
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	6	7,903	7,873	30
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	5	6,576	6,831	(255)
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	2	2,219	2,299	(80)
Expiring 01/17/13	Credit Suisse First Boston Corp.	EUR	2	1,811	1,894	(83)
Expiring 01/17/13	Deutsche Bank	EUR	145	187,368	186,760	608
Expiring 01/17/13	Deutsche Bank	EUR	128	161,146	164,607	(3,461)
Expiring 01/17/13	Deutsche Bank	EUR	94	121,441	120,973	468
Expiring 01/17/13	Deutsche Bank	EUR	89	113,160	113,846	(686)
Expiring 01/17/13	Deutsche Bank	EUR	81	100,052	104,247	(4,195)
Expiring 01/17/13	Deutsche Bank	EUR	70	88,368	90,066	(1,698)
Expiring 01/17/13	Deutsche Bank	EUR	55	69,068	71,064	(1,996)
Expiring 01/17/13	Deutsche Bank	EUR	50	61,772	64,480	(2,708)
Expiring 01/17/13	Deutsche Bank	EUR	48	59,874	61,759	(1,885)
Expiring 01/17/13	Deutsche Bank	EUR	40	50,125	50,997	(872)
Expiring 01/17/13	Deutsche Bank	EUR	10	12,734	12,467	267
Expiring 01/17/13	Deutsche Bank	EUR	6	7,583	7,645	(62)
Expiring 01/17/13	Hong Kong & Shanghai Bank	EUR	1,672	2,050,521	2,151,374	(100,853)
Expiring 01/17/13	Hong Kong & Shanghai Bank	EUR	72	88,504	92,446	(3,942)
Expiring 01/17/13	Hong Kong & Shanghai Bank	EUR	50	62,441	64,333	(1,892)
Expiring 01/17/13	Hong Kong & Shanghai Bank	EUR	20	24,181	25,358	(1,177)
Expiring 01/17/13	Hong Kong & Shanghai Bank	EUR	18	21,800	22,848	(1,048)
Expiring 01/17/13	Hong Kong & Shanghai Bank	EUR	15	18,918	19,647	(729)
Expiring 01/17/13	Hong Kong & Shanghai Bank	EUR	11	13,546	14,370	(824)
Expiring 01/17/13	Hong Kong & Shanghai Bank	EUR	8	10,144	10,194	(50)
Expiring 01/17/13	Hong Kong & Shanghai Bank	EUR	3	3,291	3,416	(125)
Expiring 01/17/13	Hong Kong & Shanghai Bank	EUR	2	2,602	2,613	(11)
Expiring 01/17/13	Standard & Poors	EUR	8	9,753	10,084	(331)
Expiring 01/17/13	State Street Bank	EUR	167	210,145	214,871	(4,726)
Expiring 01/17/13	Stuart James & Co.	EUR	88	107,573	112,656	(5,083)
Expiring 04/16/13	Barclays Capital Group	EUR	16,400	21,223,847	21,121,636	102,211
Expiring 04/16/13	Credit Suisse First Boston Corp.	EUR	16,400	21,224,880	21,121,636	103,244
Expiring 04/16/13	Deutsche Bank	EUR	16,400	21,224,553	21,121,636	102,917
Japanese Yen,
Expiring 10/22/12	Credit Suisse First Boston Corp.	JPY	8,084	103,304	103,603	(299)
Expiring 10/22/12	Credit Suisse First Boston Corp.	JPY	697	8,902	8,935	(33)
Expiring 10/22/12	Hong Kong & Shanghai Bank	JPY	110,912	1,425,021	1,421,503	3,518
Expiring 10/22/12	Standard Chartered PLC	JPY	28,698	369,646	367,810	1,836
Expiring 10/22/12	State Street Bank	JPY	1,898	24,149	24,324	(175)
Swiss Franc,
Expiring 02/11/13	Bank of America	CHF	124	132,509	131,945	564

				$163,197,546	$162,854,984	$342,562

(1)   The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2012.

AST FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1  –  quoted prices generally in active markets for identical securities.

Level 2  –  other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds,

                  foreign currency exchange rates, and amortized cost.

Level 3  –  significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,559,714,398	$99,528,373	$—
Preferred Stocks	40,138,890	—	—
Warrants	1,599,474	—	—
Bank Loans	—	21,177,043	—
Corporate Bonds	—	47,612,515	—
U.S. Government Agency Obligations	—	13,495,000	—
U.S. Treasury Obligations	—	198,170,511	—
Affiliated Money Market Mutual Fund	880,061,181	—	—
Option Written	(1,620)	—	—
Other Financial Instruments*
Futures	(1,127,971)	—	—
Forward Foreign Currency Contracts	—	342,394	—

Total	$3,480,384,352	$380,325,836	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST GLOBAL REAL ESTATE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.9%
COMMON STOCKS — 94.9%
Australia — 8.1%
Australand Property Group, REIT	215,000	$653,938
CFS Retail Property Trust, REIT	1,062,000	2,118,988
Charter Hall Office REIT Escrow Shares*	230,500	—
Charter Hall Retail, REIT	258,866	918,036
Commonwealth Property Office Fund, REIT	1,874,696	2,008,403
Dexus Property Group, REIT	3,041,270	2,989,977
FKP Property Group	1,096,830	282,009
Goodman Group, REIT	858,360	3,508,325
GPT Group, REIT	1,075,720	3,781,540
Investa Office Fund, REIT	715,953	2,139,497
Mirvac Group, REIT	1,541,664	2,280,009
Stockland, REIT	1,009,189	3,481,420
Westfield Group, REIT	1,749,229	18,381,613

		42,543,755

Belgium — 0.1%
Cofinimmo, REIT	6,616	734,818

Brazil — 1.1%
BR Malls Participacoes SA	132,300	1,821,430
Brookfield Incorporacoes SA	250,000	480,947
Cyrela Brazil Realty SA Empreendimentos e Participacoes	85,000	727,044
Gafisa SA*	75,600	167,068
Multiplan Empreendimentos Imobiliarios SA	69,713	2,049,523
PDG Realty SA Empreendimentos e Participacoes	391,900	742,334

		5,988,346

Canada — 1.5%
Boardwalk Real Estate Investment Trust, REIT	19,864	1,313,154
Brookfield Office Properties, Inc.	122,306	2,032,835
Canadian Apartment Properties, REIT	23,210	587,156
Chartwell Seniors Housing Real Estate Investment Trust, REIT	149,754	1,552,226
RioCan Real Estate Investment Trust, REIT	82,085	2,310,337

		7,795,708

Finland — 0.5%
Citycon Oyj	220,808	661,136
Sponda Oyj	441,089	1,808,160

		2,469,296

France — 2.1%
Fonciere des Regions, REIT	46,683	3,509,414
ICADE, REIT	8,227	670,271
Klepierre, REIT	85,079	2,983,636
Societe de la Tour Eiffel, REIT	13,756	721,404
Unibail-Rodamco SE, REIT	16,961	3,380,517

		11,265,242

Germany — 1.6%
DIC Asset AG	163,204	1,540,432
GSW Immobilien AG	148,136	5,493,851
Prime Office Reit-AG, REIT	274,161	1,197,503

		8,231,786

Hong Kong — 9.8%
Cheung Kong Holdings Ltd.	623,000	9,101,232
China Overseas Land & Investment Ltd.	302,000	761,104

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
China Resources Land Ltd.	320,000	$699,588
Hang Lung Properties Ltd.	1,071,000	3,646,626
Henderson Land Development Co. Ltd.	399,000	2,857,420
Hongkong Land Holdings Ltd.	653,000	3,924,530
Hysan Development Co. Ltd.	429,000	1,948,061
Kerry Properties Ltd.	140,000	705,988
Link REIT (The), REIT	1,409,300	6,674,919
New World Development Ltd.	456,000	702,696
Sino Land Co. Ltd.	2,082,400	3,877,962
Sun Hung Kai Properties Ltd.	769,000	11,189,296
Wharf Holdings Ltd. (The)	406,000	2,807,409
Wheelock & Co. Ltd.	574,000	2,466,008

		51,362,839

Italy — 0.2%
Beni Stabili SpA, REIT	2,019,688	1,064,114

Japan — 11.7%
Activia Properties, Inc., REIT*	274	1,677,920
Advance Residence Investment Corp., REIT	333	700,754
Aeon Mall Co. Ltd.	121,400	2,964,344
Daito Trust Construction Co. Ltd.	54,600	5,480,974
Daiwa House Industry Co. Ltd.(a)	357,000	5,172,894
Frontier Real Estate Investment Corp., REIT	180	1,576,036
Japan Retail Fund Investment Corp., REIT	769	1,373,077
Mitsubishi Estate Co. Ltd.	725,000	13,862,088
Mitsui Fudosan Co. Ltd.	569,000	11,370,125
Nippon Accommodations Fund, Inc., REIT	118	811,888
Nippon Building Fund, Inc., REIT	492	5,303,303
Nomura Real Estate Holdings, Inc	148,600	2,605,615
NTT Urban Development Corp.	1,463	1,187,176
Sumitomo Realty & Development Co. Ltd.	266,000	7,048,586

		61,134,780

Netherlands — 2.0%
Corio NV, REIT	109,714	4,664,586
Eurocommercial Properties NV, REIT	47,696	1,807,493
Vastned Retail NV, REIT	45,786	1,943,984
Wereldhave NV, REIT	36,780	2,045,119

		10,461,182

Norway — 0.3%
Norwegian Property ASA	901,368	1,376,699

Singapore — 4.9%
Ascendas Real Estate Investment Trust, REIT	1,132,000	2,217,252
Cache Logistics Trust, REIT	1,910,000	1,942,586
CapitaLand Ltd.	1,279,000	3,294,478
CapitaMall Trust, REIT	1,067,000	1,749,910
CDL Hospitality Trusts, REIT	547,000	904,224
City Developments Ltd.	207,000	1,970,256
Far East Hospitality Trust, REIT*	755,000	636,754
Global Logistic Properties Ltd.	1,445,000	2,945,504
Keppel Land Ltd.	545,100	1,568,633
K-REIT Asia, REIT	3,246,250	3,130,597
Mapletree Commercial Trust, REIT	2,552,000	2,431,059
Mapletree Industrial Trust, REIT	1,255,280	1,440,567
Suntec Real Estate Investment Trust, REIT	1,031,000	1,244,276

		25,476,096

Sweden — 0.4%
Hufvudstaden AB (Class A Stock)	17,417	215,962

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Klovern AB	408,811	$1,605,670
Kungsleden AB	16,480	93,078

		1,914,710

United Kingdom — 3.9%
Atrium European Real Estate Ltd.	272,555	1,423,403
Big Yellow Group PLC, REIT	541,942	2,747,909
British Land Co. PLC, REIT	432,690	3,647,265
Derwent London PLC, REIT	31,993	1,010,517
Great Portland Estates PLC, REIT	28,559	207,942
Hammerson PLC, REIT	722,695	5,263,220
Land Securities Group PLC, REIT(a)	325,726	4,005,367
Metric Property Investments PLC, REIT	57,265	85,999
Segro PLC, REIT	504,247	1,846,742

		20,238,364

United States — 46.7%
Alexandria Real Estate Equities, Inc., REIT(a)	76,502	5,624,427
American Assets Trust, Inc., REIT	74,956	2,008,071
American Tower Corp., REIT	30,360	2,167,400
Apartment Investment & Management Co. (Class A Stock), REIT	221,775	5,763,932
Associated Estates Realty Corp., REIT	132,675	2,011,353
AvalonBay Communities, Inc., REIT(a)	60,727	8,258,265
Boston Properties, Inc., REIT(a)	82,623	9,138,930
BRE Properties, Inc., REIT	162,051	7,598,571
Camden Property Trust, REIT(a)	81,149	5,233,299
Cousins Properties, Inc., REIT	232,150	1,843,271
Cubesmart, REIT	362,070	4,659,841
DCT Industrial Trust, Inc., REIT(a)	122,227	790,809
DDR Corp., REIT(a)	96,241	1,478,262
DiamondRock Hospitality Co., REIT	318,580	3,067,925
Douglas Emmett, Inc., REIT	129,120	2,978,798
Duke Realty Corp., REIT	240,399	3,533,865
Equity Residential, REIT	124,187	7,144,478
Essex Property Trust, Inc., REIT(a)	13,407	1,987,454
Extra Space Storage, Inc., REIT	106,900	3,554,425
Federal Realty Investment Trust, REIT(a)	32,699	3,443,205
First Industrial Realty Trust, Inc., REIT*	221,071	2,904,873
General Growth Properties, Inc., REIT	369,981	7,207,230
Glimcher Realty Trust, REIT	283,722	2,998,942
Health Care REIT, Inc., REIT	179,961	10,392,748
Healthcare Realty Trust, Inc., REIT	52,893	1,219,184
Host Hotels & Resorts, Inc., REIT	541,933	8,698,025
Hudson Pacific Properties, Inc., REIT	102,403	1,894,455
Hyatt Hotels Corp. (Class A Stock)*	69,324	2,783,359
Kilroy Realty Corp., REIT(a)	17,016	761,976
Kimco Realty Corp., REIT	312,341	6,331,152
Liberty Property Trust, REIT(a)	146,990	5,326,918
LTC Properties, Inc., REIT	37,335	1,189,120
Macerich Co. (The), REIT	110,622	6,330,897
Mack-Cali Realty Corp., REIT(a)	83,262	2,214,769
Post Properties, Inc., REIT	42,806	2,052,976
ProLogis, Inc., REIT	282,547	9,897,621
Public Storage, REIT	83,261	11,587,433
Regency Centers Corp., REIT	85,472	4,165,051
Simon Property Group, Inc., REIT	178,469	27,093,379
SL Green Realty Corp., REIT(a)	94,532	7,569,177
Sovran Self Storage, Inc., REIT	51,099	2,956,077
Strategic Hotels & Resorts, Inc., REIT*	516,370	3,103,384

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Sunstone Hotel Investors, Inc., REIT*	259,213	$2,851,343
Tanger Factory Outlet Centers, REIT	62,112	2,008,081
Taubman Centers, Inc., REIT	21,004	1,611,637
Ventas, Inc., REIT	235,929	14,686,580
Vornado Realty Trust, REIT	92,708	7,513,983
Weingarten Realty Investors, REIT	156,605	4,402,167

		244,039,118

(cost $455,606,848)		496,096,853

PREFERRED STOCK
Sweden
Klovern AB, (PRFC), (cost $175,341)	9,225	197,313

	Units

RIGHTS(l)*
Brazil
Brookfield Incorporacoes SA, expiring 10/18/12
(cost $0)	74,401	30,461

TOTAL LONG-TERM INVESTMENTS (cost $455,782,189)		496,324,627

SHORT-TERM INVESTMENT — 10.8% AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $56,463,645; includes $30,131,184 of cash collateral for securities on loan)(b)(w)	56,463,645	56,463,645

TOTAL INVESTMENTS — 105.7% (cost $512,245,834)		552,788,272
Liabilities in excess of other assets — (5.7)%		(29,951,451)

NET ASSETS — 100.0%		$522,836,821

The following abbreviations are used in the Portfolio descriptions:
REIT	Real Estate Investment Trust
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $29,073,405; cash collateral of $30,131,184 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GLOBAL REAL ESTATE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1  –  quoted prices generally in active markets for identical securities.

Level 2  –  other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds,

                 foreign currency exchange rates, and amortized cost.

Level 3  –  significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$42,543,755	$—
Belgium	734,818	—	—
Brazil	5,988,346	—	—
Canada	7,795,708	—	—
Finland	2,469,296	—	—
France	11,265,242	—	—
Germany	8,231,786	—	—
Hong Kong	3,924,530	47,438,309	—
Italy	1,064,114	—	—
Japan	—	61,134,780	—
Netherlands	10,461,182	—	—
Norway	1,376,699	—	—
Singapore	636,754	24,839,342	—
Sweden	1,914,710	—	—
United Kingdom	20,238,364	—	—
United States	244,039,118	—	—
Preferred Stock — Sweden	197,313	—	—
Rights — Brazil	30,461	—	—
Affiliated Money Market Mutual Fund	56,463,645	—	—

Total	$376,832,086	$175,956,186	$—

Fair value of Level 2 investments at 12/31/11 was $0. An amount of $94,120,856 was transferred from Level 1 into Level 2 at 09/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 were as follows:

Retail REIT’s	23.6%
Diversified Real Estate Activities	14.7
Specialized REIT’s	14.5
Affiliated Money Market Mutual Fund (5.8% represents investments purchased with collateral from securities on loan)	10.8
Diversified REIT’s	10.1
Office REIT’s	8.9

Residential REIT’s	8.3%
Real Estate Operating Companies	6.1
Industrial REIT’s	4.7
Real Estate Development	3.1
Hotels, Resorts & Cruise Lines	0.5
Homebuilding	0.4

105.7
Liabilities in excess of other assets	(5.7)

100.0%

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.4%
COMMON STOCKS — 97.4%
Apparel — 2.8%
NIKE, Inc. (Class B Stock)	329,201	$31,244,467

Banks — 1.5%
Northern Trust Corp.	353,379	16,402,086

Beverages — 2.3%
PepsiCo, Inc.	362,186	25,631,903

Chemicals — 2.7%
Praxair, Inc.	286,916	29,804,834

Commercial Services — 2.6%
MasterCard, Inc. (Class A Stock)	62,777	28,342,560

Computers — 11.8%
Apple, Inc.	155,020	103,438,645
NetApp, Inc.*	816,875	26,858,850

		130,297,495

Cosmetics/Personal Care — 3.3%
Avon Products, Inc.	493,481	7,871,022
Procter & Gamble Co. (The)	412,130	28,585,337

		36,456,359

Diversified Financial Services — 3.2%
American Express Co.	612,306	34,815,719

Electronic Components & Equipment — 1.4%
Honeywell International, Inc.	255,407	15,260,568

Financials — 2.8%
CME Group, Inc.	533,898	30,592,355

Healthcare Products — 1.6%
St. Jude Medical, Inc.	417,977	17,609,371

Internet Services — 12.3%
Amazon.com, Inc.*	80,632	20,506,330
Equinix, Inc.*(a)	144,066	29,684,799
Google, Inc. (Class A Stock)*(a)	99,015	74,706,818
priceline.com, Inc.*	18,571	11,490,435

		136,388,382

Lodging — 3.7%
Las Vegas Sands Corp.(a)	272,822	12,650,756
Marriott International, Inc. (Class A Stock)(a)	711,245	27,809,680

		40,460,436

Oil & Gas — 2.7%
Devon Energy Corp.	168,785	10,211,493
Halliburton Co.	596,095	20,082,441

		30,293,934

Oil & Gas Services — 4.6%
Schlumberger Ltd. (Netherlands)	708,579	51,251,519

Pharmaceuticals — 4.9%
Abbott Laboratories	494,349	33,892,568

Teva Pharmaceutical Industries Ltd. (Israel), ADR	478,758	19,825,369

		53,717,937

Real Estate — 2.9%
CBRE Group, Inc. (Class A Stock)*	1,762,884	32,454,694

Real Estate Investment Trusts — 5.4%
American Tower Corp.	841,089	60,045,344

Restaurants — 1.5%
Chipotle Mexican Grill, Inc.*	52,350	16,623,219

	Shares	Value
COMMON STOCKS (Continued)
Retailing — 7.9%
Costco Wholesale Corp.	392,730	$39,322,091
PVH Corp.	198,406	18,594,610
Urban Outfitters, Inc.*(a)	796,245	29,906,962

		87,823,663

Semiconductors — 8.0%
QUALCOMM, Inc.	986,084	61,620,389
Xilinx, Inc.	817,204	27,302,786

		88,923,175

Software — 4.0%
Oracle Corp.	861,129	27,116,952
salesforce.com, Inc.*	114,273	17,448,344

		44,565,296

Telecommunications — 3.5%
Crown Castle International Corp.*	607,168	38,919,469

TOTAL COMMON STOCKS (cost $911,774,944)		1,077,924,785

EXCHANGE TRADED FUND — 1.0%
iShares Russell 1000 Growth Index Fund (cost $11,043,668)	164,800	10,992,160

TOTAL LONG-TERM INVESTMENTS (cost $922,818,612)		1,088,916,945

SHORT-TERM INVESTMENT — 11.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $127,752,745; includes $110,763,396 of cash collateral for securities on loan)(b)(w)	127,752,745	127,752,745

TOTAL INVESTMENTS — 110.0% (cost $1,050,571,357)		1,216,669,690
Liabilities in excess of other assets — (10.0)%		(110,514,924)

NET ASSETS — 100.0%		$1,106,154,766

The following abbreviation is used in the Portfolio descriptions:
ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $108,074,360; cash collateral of $110,763,396 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS CONCENTRATED GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.
Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,077,924,785	$—	$—
Exchange Traded Fund	10,992,160	—	—
Affiliated Money Market Mutual Fund	127,752,745	—	—

Total	$1,216,669,690	$—	$—

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS — 97.6%
Aerospace & Defense — 2.6%
Boeing Co. (The)	316,615	$22,042,736
General Dynamics Corp.	210,784	13,937,038

		35,979,774

Agriculture — 1.6%
Philip Morris International, Inc.	248,313	22,333,271

Automobile Manufacturers — 1.0%
General Motors Co.*(a)	611,089	13,902,275

Banks — 11.8%
Bank of America Corp.	4,175,514	36,869,789
JPMorgan Chase & Co.	1,413,355	57,212,610
Morgan Stanley(a)	868,838	14,544,348
PNC Financial Services Group, Inc.	112,961	7,127,839
SunTrust Banks, Inc.	745,256	21,068,387
U.S. Bancorp.	814,749	27,945,891

		164,768,864

Beverages — 1.5%
Anheuser-Busch InBev NV (Belgium), ADR(a)	117,101	10,060,147
Diageo PLC (United Kingdom), ADR	99,013	11,161,736

		21,221,883

Biotechnology — 1.9%
Celgene Corp.*	138,010	10,543,964
Vertex Pharmaceuticals, Inc.*	279,539	15,640,207

		26,184,171

Building Materials — 1.4%
Martin Marietta Materials, Inc.(a)	120,684	10,001,083
Masco Corp.(a)	676,198	10,176,780

		20,177,863

Chemicals — 1.1%
Eastman Chemical Co.	260,092	14,827,845

Computers — 1.1%
EMC Corp.*	569,663	15,534,710

Cosmetics/Personal Care — 0.8%
Procter & Gamble Co. (The)	169,693	11,769,906

Diversified Financial Services — 2.0%
Ameriprise Financial, Inc.	187,947	10,654,715
SLM Corp.	1,081,929	17,007,924

		27,662,639

Electric — 7.8%
American Electric Power Co., Inc.	492,721	21,650,161
Duke Energy Corp.	260,558	16,884,158
Northeast Utilities	531,509	20,319,589
PG&E Corp.	223,783	9,548,821
PPL Corp.	633,252	18,395,971
Xcel Energy, Inc.	815,689	22,602,742

		109,401,442

Food — 1.9%
J.M. Smucker Co. (The)	190,547	16,449,923
Kraft Foods, Inc.	372,499	9,889,848

		26,339,771

Healthcare Products — 1.0%
Varian Medical Systems, Inc.*(a)	245,000	14,778,400

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Providers & Services — 1.5%
UnitedHealth Group, Inc.	303,032	$16,791,003
WellPoint, Inc.	71,119	4,125,613

		20,916,616

Insurance — 7.4%
American International Group, Inc.*	423,543	13,887,975
Everest Re Group Ltd. (Bermuda)	194,850	20,841,156
Hartford Financial Services Group, Inc. (The)(a)	517,538	10,060,939
Lincoln National Corp.	1,346,741	32,577,665
Travelers Cos., Inc. (The)	381,902	26,068,631

		103,436,366

Internet — 0.5%
Google, Inc. (Class A Stock)*	10,214	7,706,463

Lodging — 1.0%
MGM Resorts International*	1,249,532	13,432,469

Media — 3.6%
CBS Corp. (Class B Stock)	192,774	7,003,479
DIRECTV*	296,423	15,550,351
Time Warner, Inc.(a)	282,474	12,804,546
Viacom, Inc. (Class B Stock)	272,538	14,605,311

		49,963,687

Metals & Mining — 1.1%
Freeport-McMoRan Copper & Gold, Inc.	385,431	15,255,359

Miscellaneous Manufacturing — 5.6%
General Electric Co.	2,977,099	67,609,918
Textron, Inc.	404,314	10,580,897

		78,190,815

Oil & Gas — 15.3%
Chevron Corp.	271,108	31,600,348
Devon Energy Corp.	666,044	40,295,662
Exxon Mobil Corp.(a)	701,536	64,155,467
Halliburton Co.	967,056	32,580,117
Occidental Petroleum Corp.	202,775	17,450,817
Southwestern Energy Co.*(a)	201,048	6,992,449
Transocean Ltd. (Switzerland)	470,568	21,123,798

		214,198,658

Pharmaceuticals — 8.4%
Johnson & Johnson(a)	546,059	37,628,926
Merck & Co., Inc.	474,485	21,399,274
Mylan, Inc.*	613,858	14,978,135
Pfizer, Inc.	1,755,415	43,622,063

		117,628,398

Real Estate Investment Trusts — 1.6%
American Tower Corp.	148,154	10,576,714
Simon Property Group, Inc.	78,541	11,923,309

		22,500,023

Restaurants — 0.7%
Chipotle Mexican Grill, Inc.*	31,603	10,035,217

Retail — 2.9%
Bed Bath & Beyond, Inc.*	88,640	5,584,320
Urban Outfitters, Inc.*(a)	337,784	12,687,167
Walgreen Co.	605,121	22,050,609

		40,322,096

AST GOLDMAN SACHS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising — 1.9%
Lowe’s Cos., Inc.(a)	883,470	$26,716,133

Semiconductors — 2.5%
Altera Corp.(a)	320,900	10,905,787
Lam Research Corp.*(a)	517,584	16,451,407
QUALCOMM, Inc.	113,590	7,098,239

		34,455,433

Software — 2.0%
Adobe Systems, Inc.*	296,643	9,629,032
Microsoft Corp.	393,680	11,723,790
Oracle Corp.	224,251	7,054,936

		28,407,758

Telecommunications — 4.1%
AT&T, Inc.	556,876	20,994,225
Cisco Systems, Inc.	681,992	13,019,227
Juniper Networks, Inc.*(a)	737,472	12,618,146
Sprint Nextel Corp.*(a)	2,004,758	11,066,264

		57,697,862

TOTAL COMMON STOCKS (cost $1,257,596,315)		1,365,746,167

EXCHANGE TRADED FUND — 0.5%
iShares Russell 1000 Value Index Fund (cost $6,949,511)	96,187	6,942,778

TOTAL LONG-TERM INVESTMENTS (cost $1,264,545,826)		1,372,688,945

SHORT-TERM INVESTMENT — 13.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $183,884,761; includes $160,736,959 of cash collateral for securities on loan)(b)(w)	183,884,761	183,884,761

Value
TOTAL INVESTMENTS — 111.2% (cost $1,448,430,587)	$1,556,573,706
Liabilities in excess of other assets — (11.2)%	(156,648,116)

NET ASSETS — 100.0%	$1,399,925,590

The following abbreviation is used in the Portfolio descriptions:
ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $155,911,763; cash collateral of $160,736,959 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.
Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,365,746,167	$—	$—
Exchange Traded Fund	6,942,778	—	—
Affiliated Money Market Mutual Fund	183,884,761	—	—

Total	$1,556,573,706	$—	$—

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.8%
COMMON STOCKS — 97.8%
Apparel — 3.4%
Deckers Outdoor Corp.*(a)	155,636	$5,702,503
PVH Corp.	151,289	14,178,805

		19,881,308

Beverages — 0.6%
Beam, Inc.	55,215	3,177,071

Biotechnology — 3.1%
Alexion Pharmaceuticals, Inc.*	36,372	4,160,957
Ariad Pharmaceuticals, Inc.*	83,285	2,017,579
BioMarin Pharmaceutical, Inc.*(a)	70,468	2,837,746
Vertex Pharmaceuticals, Inc.*	157,366	8,804,628

		17,820,910

Chemicals — 4.2%
Airgas, Inc.	113,573	9,347,058
Ecolab, Inc.	121,082	7,847,324
International Flavors & Fragrances, Inc.	118,372	7,052,604

		24,246,986

Commercial Banks — 1.6%
First Republic Bank	270,383	9,317,398

Commercial Services — 4.0%
Genpact Ltd. (Bermuda)	275,370	4,593,172
HMS Holdings Corp.*(a)	98,783	3,302,316
Quanta Services, Inc.*	339,120	8,376,264
Ritchie Bros. Auctioneers, Inc. (Canada)(a)	354,298	6,813,151

		23,084,903

Computers — 4.2%
Cognizant Technology Solutions Corp. (Class A Stock)*	73,522	5,140,658
MICROS Systems, Inc.*	144,937	7,119,305
NetApp, Inc.*	266,475	8,761,698
RealD, Inc.*(a)	356,520	3,187,289

		24,208,950

Consumer Products & Services — 4.2%
Church & Dwight Co., Inc.	125,513	6,776,447
Estee Lauder Cos., Inc. (The) (Class A Stock)	60,110	3,700,973
FleetCor Technologies, Inc.*	152,987	6,853,818
Newell Rubbermaid, Inc.	367,269	7,011,165

		24,342,403

Diversified Financial Services — 5.0%
IntercontinentalExchange, Inc.*	67,038	8,943,540
Lazard Ltd. (Bermuda) (Class A Stock)	244,884	7,157,959
SLM Corp.	360,531	5,667,547
T. Rowe Price Group, Inc.	114,174	7,227,214

		28,996,260

Electronic Components — 1.8%
Amphenol Corp. (Class A Stock)	178,792	10,527,273

Electronics — 2.5%
Agilent Technologies, Inc.	279,411	10,743,353
Mettler-Toledo International, Inc.*	22,117	3,776,257

		14,519,610

Financial – Bank & Trust — 1.5%
Northern Trust Corp.	191,288	8,878,632

	Shares	Value
COMMON STOCKS (Continued)
Food — 1.8%
Hain Celestial Group, Inc. (The)*	78,013	$4,914,819
TreeHouse Foods, Inc.*	108,709	5,707,222

		10,622,041

Hand/Machine Tools — 1.5%
Kennametal, Inc.	230,390	8,542,861

Healthcare Products — 3.1%
CareFusion Corp.*	297,057	8,433,448
Cepheid, Inc.*(a)	57,984	2,001,028
St. Jude Medical, Inc.	178,568	7,523,070

		17,957,546

Hotels, Restaurants & Leisure — 1.2%
Chipotle Mexican Grill, Inc.*	21,083	6,694,696

Industrial Products — 1.1%
Roper Industries, Inc.	59,127	6,497,466

Internet Services — 4.1%
Equinix, Inc.*(a)	46,692	9,620,887
Pandora Media, Inc.*(a)	361,196	3,955,096
Rackspace Hosting, Inc.*(a)	151,431	10,008,075

		23,584,058

Lodging — 1.7%
Marriott International, Inc. (Class A Stock)(a)	256,419	10,025,983

Machinery — 1.0%
Graco, Inc.	116,271	5,846,106

Manufacturing — 0.8%
Rockwell Automation, Inc.	69,721	4,849,096

Media — 2.4%
Discovery Communications, Inc. (Class A Stock)*(a)	89,080	5,311,840
Scripps Networks Interactive, Inc. (Class A Stock)	138,831	8,500,622

		13,812,462

Medical Products — 3.7%
C.R. Bard, Inc.	118,498	12,400,816
Henry Schein, Inc.*	113,762	9,017,914

		21,418,730

Medical Supplies & Equipment — 1.1%
Edwards Lifesciences Corp.*	58,679	6,300,364

Oil & Gas — 4.6%
Core Laboratories NV (Netherlands)	36,906	4,483,341
Dril-Quip, Inc.*	83,261	5,984,801
Pioneer Natural Resources Co.	71,301	7,443,824
Southwestern Energy Co.*	113,379	3,943,322
Whiting Petroleum Corp.*	104,161	4,935,148

		26,790,436

Oil Well Services & Equipment — 1.6%
Cameron International Corp.*	161,375	9,048,296

Pharmaceuticals — 1.1%
Shire PLC (United Kingdom), ADR	69,825	6,193,477

Real Estate — 2.1%
CBRE Group, Inc. (Class A Stock)*	660,940	12,167,905

Retail — 11.8%
Bed Bath & Beyond, Inc.*	89,265	5,623,695
Coinstar, Inc.*(a)	207,012	9,311,400
Dick’s Sporting Goods, Inc.	117,474	6,091,027

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail (cont’d.)
Dollar General Corp.*	77,048	$3,971,054
Family Dollar Stores, Inc.	158,050	10,478,715
Lululemon Athletica, Inc.*	66,813	4,940,153
PetSmart, Inc.	175,492	12,105,438
Tiffany & Co.	75,187	4,652,572
Urban Outfitters, Inc.*(a)	283,123	10,634,100

		67,808,154

Semiconductors — 3.9%
Altera Corp.	156,455	5,317,123
Linear Technology Corp.	153,324	4,883,369
NVIDIA Corp.*	217,358	2,899,556
Xilinx, Inc.(a)	275,284	9,197,238

		22,297,286

Software — 4.8%
Citrix Systems, Inc.*	80,762	6,183,946
MSCI, Inc.*	285,163	10,205,984
salesforce.com, Inc.*(a)	57,264	8,743,640
VeriFone Systems, Inc.*(a)	86,690	2,414,316

		27,547,886

Specialty Retail — 0.6%
Dunkin’ Brands Group, Inc.(a)	111,575	3,257,432

Telecommunications — 7.1%
Crown Castle International Corp.*	148,078	9,491,800
Juniper Networks, Inc.*	163,391	2,795,620
SBA Communications Corp. (Class A Stock)*(a)	291,994	18,366,423
tw telecom, Inc.*	400,884	10,451,046

		41,104,889

Transportation — 0.6%
C.H. Robinson Worldwide, Inc.	58,654	3,434,192

TOTAL COMMON STOCKS (cost $513,546,279)		564,803,066

EXCHANGE TRADED FUND — 1.0%
iShares Russell Midcap Growth Index Fund (cost $5,793,736)	92,000	5,717,800

TOTAL LONG-TERM INVESTMENTS (cost $519,340,015)		570,520,866

	Shares	Value
SHORT-TERM INVESTMENT — 18.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $105,426,932; includes $93,514,657 of cash collateral received for securities on loan)(b)(w)	105,426,932	$105,426,932

TOTAL INVESTMENTS — 117.1% (cost $624,766,947)		675,947,798
Liabilities in excess of other assets — (17.1)%		(98,800,100)

NET ASSETS — 100.0%		$577,147,698

The following abbreviation is used in the Portfolio descriptions:
ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $91,211,915; cash collateral of $93,514,657 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST GOLDMAN SACHS MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.
Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$564,803,066	$—	$—
Exchange Traded Fund	5,717,800	—	—
Affiliated Money Market Mutual Fund	105,426,932	—	—

Total	$675,947,798	$—	$—

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.5%
COMMON STOCKS — 90.1%
Aerospace — 0.8%
AAR Corp.	46,005	$755,402
Kaman Corp.	112,674	4,040,490

		4,795,892

Aerospace & Defense — 0.9%
Teledyne Technologies, Inc.*	41,063	2,602,984
Triumph Group, Inc.	38,865	2,430,228

		5,033,212

Auto Repair — 0.4%
Monro Muffler Brake, Inc.	64,189	2,258,811

Automotive Parts — 0.8%
American Axle & Manufacturing Holdings, Inc.*	203,242	2,290,537
Dana Holding Corp.(a)	56,633	696,586
Tenneco, Inc.*	48,501	1,358,028

		4,345,151

Banking — 2.0%
BancorpSouth, Inc.	186,106	2,743,202
Home BancShares, Inc.(a)	52,377	1,785,532
Lakeland Financial Corp.	39,496	1,090,090
Sandy Spring Bancorp, Inc.	44,537	857,337
Sterling Financial Corp.	89,465	1,992,386
Webster Financial Corp.	127,553	3,023,006

		11,491,553

Basic Materials - Chemical — 0.4%
Minerals Technologies, Inc.	32,409	2,298,770

Basic Materials - Forest — 0.4%
Universal Forest Products, Inc.	50,163	2,083,771

Basic Materials - Mining — 0.2%
Commercial Metals Co.	36,824	486,077
Schnitzer Steel Industries, Inc. (Class A Stock)	30,017	844,979

		1,331,056

Chemicals — 2.8%
Cytec Industries, Inc.	43,338	2,839,506
Fuller (H.B.) Co.	125,576	3,852,672
PolyOne Corp.	250,216	4,146,079
Westlake Chemical Corp.	25,595	1,869,971
WR Grace & Co.*	53,749	3,175,491

		15,883,719

Clothing & Apparel — 1.4%
Hanesbrands, Inc.*(a)	84,794	2,703,233
Steven Madden Ltd.*	66,696	2,915,949
Warnaco Group, Inc. (The)*	45,235	2,347,696

		7,966,878

Commercial Banks
Banner Corp.	4,636	125,636

Commercial Services — 1.0%
Aaron’s, Inc.	73,381	2,040,726
H&E Equipment Services, Inc.	101,294	1,227,683
Team Health Holdings, Inc.*	94,808	2,572,141

		5,840,550

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software — 2.4%
Mentor Graphics Corp.*	174,732	$2,704,851
Monotype Imaging Holdings, Inc.	107,707	1,679,152
NetScout Systems, Inc.*	88,965	2,269,497
Parametric Technology Corp.*	180,346	3,931,543
SS&C Technologies Holdings, Inc.*	130,926	3,300,644

		13,885,687

Construction — 0.5%
Meritage Homes Corp.*(a)	67,202	2,555,692

Consumer Cyclicals – Construction — 0.5%
Comfort Systems USA, Inc.	246,366	2,692,780

Consumer Staples – Home Products — 0.4%
Elizabeth Arden, Inc.*	47,726	2,254,576

Distribution/Wholesale — 0.4%
ScanSource, Inc.*	75,303	2,411,202

Diversified Financial Services — 2.5%
BGC Partners, Inc. (Class A Stock)	52,514	257,319
Cohen & Steers, Inc.(a)	36,067	1,068,305
Manning & Napier, Inc.	44,866	546,917
MarketAxess Holdings, Inc.	85,434	2,699,714
Ocwen Financial Corp.*	216,864	5,944,242
Piper Jaffray Cos.*	10,293	261,957
Stifel Financial Corp.*	108,565	3,647,784

		14,426,238

Diversified Machinery — 0.7%
Edwards Group Ltd. (Cayman Islands), ADR	254,847	1,684,539
Gardner Denver, Inc.	39,455	2,383,477

		4,068,016

Electric — 0.9%
Allete, Inc.	38,578	1,610,246
Black Hills Corp.	22,849	812,739
GenOn Energy, Inc.*(a)	334,517	846,328
UNS Energy Corp.	49,461	2,070,437

		5,339,750

Electrical Utilities — 2.1%
Cleco Corp.	128,278	5,385,110
IDACORP, Inc.	121,627	5,262,800
NorthWestern Corp.	41,059	1,487,568

		12,135,478

Electronic Components & Equipment — 4.0%
Belden, Inc.	114,305	4,215,568
Checkpoint Systems, Inc.*	155,398	1,286,695
Coherent, Inc.*	37,509	1,720,163
Convergys Corp.	209,013	3,275,234
Electronics for Imaging, Inc.*	176,098	2,924,988
FARO Technologies, Inc.*	10,458	432,125
Littelfuse, Inc.	40,250	2,275,735
Newport Corp.*	215,017	2,378,088
PerkinElmer, Inc.	96,151	2,833,570
TTM Technologies, Inc.*	123,846	1,167,868

		22,510,034

Engineering & Construction — 0.4%
Michael Baker Corp.*	24,241	578,390
MYR Group, Inc.*	91,660	1,828,617

		2,407,007

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Entertainment & Leisure — 1.4%
Polaris Industries, Inc.(a)	26,712	$2,160,199
Six Flags Entertainment Corp.	51,558	3,031,610
Vail Resorts, Inc.(a)	51,974	2,996,301

		8,188,110

Environmental Control — 0.7%
Darling International, Inc.*	204,835	3,746,432

Equipment Services — 0.6%
Watsco, Inc.	43,662	3,309,143

Financial – Bank & Trust — 9.4%
Bank of the Ozarks, Inc.	113,506	3,912,552
Boston Private Financial Holdings, Inc.	184,079	1,765,318
Bridge Capital Holdings*(a)	39,438	609,711
Brookline Bancorp, Inc.	139,936	1,234,236
CoBiz Financial, Inc.	100,529	703,703
Columbia Banking System, Inc.	18,418	341,470
Community Bank System, Inc.	97,154	2,738,771
First Midwest Bancorp, Inc.	176,204	2,211,360
First of Long Island Corp. (The)	26,002	801,122
FNB Corp.	183,407	2,055,992
Glacier Bancorp, Inc.	178,062	2,774,206
Hancock Holding Co.	76,040	2,353,438
Heritage Financial Corp.	49,774	748,103
Independent Bank Corp.	43,063	1,295,766
KBW, Inc.	74,905	1,233,685
MB Financial, Inc.	148,933	2,941,427
Northwest Bancshares, Inc.	131,113	1,603,512
Prosperity Bancshares, Inc.	107,360	4,575,683
Provident Financial Services, Inc.	102,388	1,616,707
SCBT Financial Corp.	58,190	2,343,893
Sierra Bancorp	3,618	44,357
Signature Bank*	88,781	5,955,429
Simmons First National Corp. (Class A Stock)	16,877	411,039
Southcoast Financial Corp.*	2,518	10,450
Summit State Bank	6,410	39,742
Texas Capital Bancshares, Inc.*(a)	92,135	4,580,031
Trico Bancshares	31,300	517,389
UMB Financial Corp.	88,307	4,298,785

		53,717,877

Financial Services — 2.2%
Dime Community Bancshares, Inc.	76,182	1,100,068
First Cash Financial Services, Inc.*	37,114	1,707,615
First Financial Bankshares, Inc.(a)	76,262	2,747,720
Flushing Financial Corp.	117,213	1,851,965
Pinnacle Financial Partners, Inc.*(a)	96,866	1,871,451
PrivateBancorp, Inc.	161,533	2,582,913
WSFS Financial Corp.	15,949	658,375

		12,520,107

Food — 0.8%
Calavo Growers, Inc.	21,204	530,100
Hain Celestial Group, Inc. (The)*	37,490	2,361,870
TreeHouse Foods, Inc.*	36,610	1,922,025

		4,813,995

Healthcare Services — 2.6%
Acadia Healthcare Co., Inc.*(a)	121,432	2,896,153
HealthSouth Corp.*	267,149	6,427,605
ICON PLC (Ireland), ADR*	185,976	4,532,235

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Services (cont’d.)
Omega Healthcare Investors, Inc.(a)	49,362	$1,121,998

		14,977,991

Home Furnishings — 0.5%
Harman International Industries, Inc.	43,850	2,024,116
Select Comfort Corp.*(a)	23,818	751,458

		2,775,574

Industrial Products — 0.1%
Olympic Steel, Inc.	43,909	741,184

Industrials – Components — 0.6%
Applied Industrial Technologies, Inc.	75,457	3,126,183

Industrials – Electrical Equipment — 0.7%
Anixter International, Inc.(a)	68,626	3,943,250

Industrials – Machinery — 0.2%
Tennant Co.	24,838	1,063,563

Insurance — 0.9%
Alterra Capital Holdings Ltd. (Bermuda)	164,222	3,931,475
Enstar Group Ltd. (Bermuda)*	12,857	1,281,200

		5,212,675

Insurance – Life Insurance — 0.8%
American Equity Investment Life Holding Co.(a)	408,371	4,749,355

Insurance – Property Insurance — 2.9%
Aspen Insurance Holdings Ltd. (Bermuda)	93,602	2,853,925
Meadowbrook Insurance Group, Inc.	493,171	3,792,485
ProAssurance Corp.	49,149	4,445,036
RLI Corp.	31,321	2,087,858
Tower Group, Inc.	161,038	3,122,527

		16,301,831

Investment Companies — 1.0%
Golub Capital BDC, Inc.	53,566	851,699
New Mountain Finance Corp.	52,744	781,666
PennantPark Investment Corp.	144,891	1,537,294
Solar Capital Ltd.	49,861	1,142,814
Solar Senior Capital Ltd.	15,037	269,313
THL Credit, Inc.	61,645	864,879

		5,447,665

Leisure Time — 0.5%
Arctic Cat, Inc.*	38,037	1,577,014
Brunswick Corp.	46,907	1,061,505

		2,638,519

Machinery — 0.9%
Altra Holdings, Inc.	86,948	1,582,454
Graco, Inc.	53,695	2,699,785
Twin Disc, Inc.(a)	45,757	819,050

		5,101,289

Medical Supplies & Equipment — 0.8%
Orthofix International NV (Curacao)*	62,130	2,780,317
PSS World Medical, Inc.*(a)	69,524	1,583,757

		4,364,074

Metals & Mining — 2.5%
Carpenter Technology Corp.	41,014	2,145,852
CIRCOR International, Inc.	22,927	865,494
Coeur d’Alene Mines Corp.*	61,031	1,759,524

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Kaiser Aluminum Corp.	78,844	$4,603,701
Metals USA Holdings Corp.*	142,251	1,901,896
RBC Bearings, Inc.*	55,062	2,648,482

		13,924,949

Miscellaneous Manufacturing — 2.2%
A.O. Smith Corp.	57,413	3,303,544
AZZ, Inc.	33,928	1,288,585
Carlisle Cos., Inc.	80,901	4,200,380
Colfax Corp.*(a)	37,390	1,371,091
Crane Co.	40,771	1,627,986
Raven Industries, Inc.	30,191	888,521

		12,680,107

Oil & Gas — 6.0%
Approach Resources, Inc.*(a)	192,289	5,793,668
Dril-Quip, Inc.*(a)	68,800	4,945,344
Forum Energy Technologies, Inc.*(a)	184,149	4,478,504
Lufkin Industries, Inc.	42,328	2,278,093
Magnum Hunter Resources Corp.*(a)	191,067	848,337
Matador Resources Co.*	133,797	1,390,151
Newpark Resources, Inc.*	580,241	4,299,586
PDC Energy, Inc.*	57,610	1,822,204
Rex Energy Corp.*	91,854	1,226,251
Thermon Group Holdings, Inc.*	88,309	2,206,842
Western Refining, Inc.(a)	103,956	2,721,568
World Fuel Services Corp.	57,729	2,055,730

		34,066,278

Pharmaceuticals — 0.4%
West Pharmaceutical Services, Inc.	38,583	2,047,600

Real Estate — 0.3%
Kennedy-Wilson Holdings, Inc.	116,301	1,624,725

Real Estate Investment Trusts — 9.6%
Acadia Realty Trust	99,847	2,478,203
American Campus Communities, Inc.	54,869	2,407,652
CBL & Associates Properties, Inc.	132,418	2,825,800
Coresite Realty Corp.	122,980	3,313,081
CreXus Investment Corp.	89,969	972,565
Cubesmart	165,073	2,124,490
CYS Investments, Inc.	321,409	4,528,653
DuPont Fabros Technology, Inc.(a)	80,184	2,024,646
Entertainment Properties Trust	96,045	4,267,279
Hudson Pacific Properties, Inc.	183,105	3,387,442
LaSalle Hotel Properties	162,358	4,333,335
LTC Properties, Inc.	72,078	2,295,684
MFA Financial, Inc.	533,013	4,530,610
Mid-America Apartment Communities, Inc.	33,646	2,197,420
National Retail Properties, Inc.(a)	86,987	2,653,103
Pebblebrook Hotel Trust	106,190	2,483,784
PS Business Parks, Inc.	66,302	4,430,300
Two Harbors Investment Corp.	269,513	3,166,778

		54,420,825

Retail & Merchandising — 4.1%
Asbury Automotive Group, Inc.*	39,668	1,108,721
Cabela’s, Inc.*(a)	26,167	1,430,812
Casey’s General Stores, Inc.	29,935	1,710,486
Chico’s FAS, Inc.	98,240	1,779,126
Children’s Place Retail Stores, Inc. (The)*(a)	38,328	2,299,680
DineEquity, Inc.*	7,241	405,496

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Francesca’s Holdings Corp.*(a)	43,339	$1,331,807
Genesco, Inc.*	34,383	2,294,378
GNC Holdings, Inc. (Class A Stock)	78,352	3,053,377
HSN, Inc.	45,005	2,207,495
Mattress Firm Holding Corp.*(a)	51,219	1,441,815
Shoe Carnival, Inc.	66,822	1,572,322
Susser Holdings Corp.*	56,083	2,028,522
Vitamin Shoppe, Inc.*	13,761	802,542

		23,466,579

Semiconductors — 3.8%
Cabot Microelectronics Corp.	101,382	3,562,563
Fairchild Semiconductor International, Inc.*(a)	304,079	3,989,516
Hittite Microwave Corp.*	41,294	2,290,578
Intersil Corp. (Class A Stock)	314,708	2,753,695
Micrel, Inc.	121,006	1,260,883
MKS Instruments, Inc.	128,210	3,268,073
Semtech Corp.*	168,919	4,248,313

		21,373,621

Services - Environmental — 0.2%
Waste Connections, Inc.	45,303	1,370,416

Services - Industrial Services — 0.9%
G&K Services, Inc. (Class A Stock)	90,066	2,819,966
On Assignment, Inc.*	105,631	2,104,170

		4,924,136

Software — 1.1%
Digi International, Inc.*	105,162	1,068,446
Interactive Intelligence Group, Inc.*	29,148	875,897
SYNNEX Corp.*(a)	65,640	2,138,551
Verint Systems, Inc.*	80,910	2,220,170

		6,303,064

Telecommunications — 1.1%
ADTRAN, Inc.(a)	92,497	1,598,348
Plantronics, Inc.	55,682	1,967,245
Premiere Global Services, Inc.*	304,054	2,842,905

		6,408,498

Transportation — 1.0%
Forward Air Corp.	104,899	3,189,979
Heartland Express, Inc.	174,573	2,332,295

		5,522,274

Utilities – Electrical Utilities — 1.6%
El Paso Electric Co.	260,527	8,923,050

Utilities – Gas Utilities — 1.8%
Southwest Gas Corp.	237,235	10,485,787

TOTAL COMMON STOCKS (cost $472,578,403)		512,422,185

EXCHANGE TRADED FUNDS — 6.4%
iShares Russell 2000 Index Fund	135,374	11,298,314
iShares Russell 2000 Value Index Fund	341,232	25,230,694

TOTAL EXCHANGE TRADED FUNDS (cost $34,603,901)		36,529,008

AST GOLDMAN SACHS SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Units	Value
WARRANTS(l)*
Oil & Gas
Magnum Hunter Resources Corp., expiring 10/14/13(cost $0)	13,835	$—

TOTAL LONG-TERM INVESTMENTS (cost $507,182,304)		548,951,193

	Shares
SHORT-TERM INVESTMENT — 11.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $64,676,601; includes $48,143,591 of cash collateral for securities on loan)(b)(w)	64,676,601	64,676,601

Value
TOTAL INVESTMENTS — 107.9% (cost $571,858,905)	$613,627,794
Liabilities in excess of other assets — (7.9)%	(45,075,265)

NET ASSETS — 100.0%	$568,552,529

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $46,536,561; cash collateral of $48,143,591 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$512,422,185	$—	$—
Exchange Traded Funds	36,529,008	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	64,676,601	—	—

Total	$613,627,794	$—	$—

AST HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.0%
BANK LOANS(c) — 4.1%

Automotive — 0.3%
Chrysler Group LLC/CG Co-Issuer, Inc., Tranche Term Loan B	Ba2	6.000%	05/24/17	$4,002	$4,080,973

Building Materials
Roofing Supply Group LLC/Roofing Supply Finance, Inc., Initial Term Loan	B2	6.500%	05/31/19	57	57,985
Roofing Supply Group LLC/Roofing Supply Finance, Inc., Initial Term Loan	B2	7.500%	05/31/19	67	67,557

					125,542

Chemicals — 0.3%
Arizona Chemical U.S., Inc., Term Loan	Ba3	7.250%	12/22/17	354	360,473
Cristal Inorganic Chemicals, Inc., Loan (Second Lien)	B1	6.112%	11/15/14	1,250	1,246,350
Momentive Performance Materials, Inc., Tranche Term Loan B-1B	B-(d)	3.750%	05/05/15	595	574,866
Petrologistics, Loan	B1	7.000%	03/27/17	428	433,293
PL Propylene LLC, Tranche Term Loan B	B1	7.000%	03/27/17	1	1,091
PolyOne Corp., Loan	Ba1	5.000%	12/20/17	397	398,390
Styron S.A.R.L., Term Loan B	B1	8.000%	08/02/17	1,065	1,018,729

					4,033,192

Consumer Products
Homeward Residential Holdings, Inc., Initial Term Loan	B1	8.250%	08/08/17	317	321,274
Serta Simmons Holdings LLC, Loan	B1	5.500%	09/13/17	469	466,889

					788,163

Consumer Services — 0.2%
Realogy Corp., Extended FL Term Loan	B1	4.480%	10/10/16	1,113	1,097,213
Realogy Corp., Extended Synthetic Commitment Loan	B1	4.500%	10/10/16	87	85,638
Realogy Corp., Synthetic LC	B1	3.250%	10/10/13	11	10,258
Sabre, Inc., Extended Term Loan	B1	5.965%	09/30/17	448	443,939
Sourcehov LLC, Term Loan (Second Lien)	Caa2	10.500%	04/30/18	875	791,875
Sourcehov LLC, Term Loan B (First Lien)	B1	6.625%	04/28/17	420	414,441

					2,843,364

Electric — 0.3%
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Extending)	Caa1	3.746%	10/10/14	853	626,001
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Extending)	Caa1	3.940%	10/10/14	381	282,531
Texas Competitive Electric Holdings Co. LLC, 2014 Term Loan (Non-Extending)	Caa1	3.730%	10/10/14	2,369	1,758,329
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)	Caa1	4.940%	10/10/17	381	261,476
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Non-Extending)	Caa1	4.730%	10/10/17	2,369	1,627,294

					4,555,631

Food & Beverage — 0.1%
Advanced Pierre Foods, Loan (First Lien)	B1	7.000%	09/30/16	590	590,826

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)

Food & Beverage (cont’d.)
Advanced Pierre Foods, Loan (Second Lien)	B1	11.250%	09/29/17	$220		$221,320

						812,146

Gaming — 0.4%
Caesars Entertainment Operating Co., Inc., Term Loan B-2	B2	3.220%	01/28/15	2,430		2,353,625
Caesars Entertainment Operating Co., Inc., Term Loan B-2	B2	5.470%	01/28/18	1,250		1,133,600
CCM Merger, Inc., Term Loan	B2	6.000%	03/01/17	495		499,884
Graton Economic Development Authority, Closing Date Term Loan B	B3	9.000%	08/22/18	375		382,500
Mohegan Tribal Gaming Authority, Term Loan	B3	9.000%	03/31/16	675		685,969
ROC Finance LLC, Incremental 6 Month Delayed Draw Term	B1	8.500%	08/19/17	53		53,681
ROC Finance LLC, Incremental 18 Month Delayed Draw Term Loan B	B1	8.500%	08/19/17	88		89,469
Rock Ohio Caesars LLC, Funded Term Loan B	B1	8.500%	08/19/17	385		393,662

						5,592,390

Gas Pipelines — 0.3%
Energy Transfer Equity LP, Term Loan	Ba2	3.750%	03/24/17	3,560		3,557,472
NGPL PipeCo LLC, Term Loan	Ba3	6.750%	09/15/17	1,208		1,229,138

						4,786,610

Healthcare
inVentiv Health, Inc., Consolidated Term Loan	B1	6.500%	08/04/16	510		491,961
U.S. Renal Care, Inc., Initial Term Loan (First Lien)	B1	6.250%	07/03/19	274		276,839
U.S. Renal Care, Inc., Initial Term Loan (First Lien)	B1	7.250%	07/03/19	—(r	)	216

						769,016

Independent Energy — 0.1%
Chesapeake Energy Corp., Term Loan	BB-(d)	8.500%	12/02/17	1,350		1,353,442

Media – Cable
Bresnan Broadband Holdings LLC, Term Loan B	Ba3	4.500%	12/14/17	88		88,632
WideOpenWest Finance LLC/WideOpenWest Capital Corp., Term Loan	B1	6.250%	07/17/18	200		200,946

						289,578

Media – Non Cable — 0.9%
Barrington Broadcasting, Tranche Term Loan 2	B1	7.500%	06/14/17	370		372,196
Cengage Learning Acquisitions, Inc., Extended Tranche Term Loan B	B2	5.720%	07/05/17	299		272,376
Cenveo Corp., Term B Facility	Ba3	6.625%	12/21/16	570		569,225
Clear Channel Communications, Inc., Tranche Term Loan B	Caa1	3.870%	01/29/16	3,728		3,045,926
Cumulus Radio, Term Loan B	Ba2	5.750%	09/17/18	866		869,371
Entercom Radio LLC, Term Loan B	Ba3	6.250%	11/23/18	306		309,047
High Plains Broadcasting, Inc., Term Loan	B2	9.000%	09/14/16	138		138,102
Hubbard Radio LLC, Term Loan (First Lien)	Ba3	5.250%	04/28/17	438		441,710
Hubbard Radio LLC, Term Loan (Second Lien)	Caa1	8.750%	04/30/18	150		152,250
Intelsat Jackson Holdings SA, Tranche Term Loan B	B1	5.250%	04/02/18	893		893,779
MTL Publishing LLC, Term Loan B	Ba3	5.500%	06/29/18	299		302,467

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Media – Non Cable (cont’d.)
Newport Television LLC, Term Loan	B2	9.000%	09/14/16	$499	$499,589
Radio One, Inc., Term Loan	B2	7.500%	03/31/16	1,740	1,746,882
Tl Acquisitions, Inc., Loan	B2	2.470%	07/03/14	1,003	954,982
Univision Communications, Inc., Extended Term Loan (First Lien)	B2	4.470%	03/31/17	2,398	2,367,183
Vertis, Inc., Term Loan	NR	14.000%	12/21/15	1,758	562,441

					13,497,526

Metals & Mining — 0.1%
Arch Coal, Inc., Term Loan	Ba3	5.750%	05/16/18	579	582,703
Patriot Coal Corp., Term Loan (DIP)	NR	9.250%	10/02/13	672	669,400

					1,252,103

Non Captive – Diversified
iStar Financial, Inc., Tranche Loan A-1	B1	5.000%	06/28/13	598	598,858

Other Industrials
Intelligrated, Inc., Term Loan (First Lien)	B(d)	6.750%	07/30/18	600	603,750
Sensus USA, Inc., Term Loan (Second Lien)	Caa1	8.500%	05/09/18	125	124,479

					728,229

Packaging
Reynolds Group Holdings, Inc., Tranche Term Loan C	B1	5.250%	09/28/18	667	669,245

Pharmaceuticals — 0.2%
Axcan Pharma, Inc., Term Loan	B2	5.500%	02/10/17	2,290	2,287,515
Axcan Pharma, Inc., Term Loan B-1	B2	5.500%	02/10/17	247	246,660

					2,534,175

Restaurants
Landry’s, Inc., Term Loan B	B1	6.500%	04/24/18	298	302,097
Wendy’s Co. (The), Term Loan	B1	4.750%	05/15/19	500	503,440

					805,537

Retailers — 0.2%
Gymboree Corp., Term Loan 2011	B2	5.000%	02/23/18	2,191	2,133,276
J.Crew Group, Inc., Loan	B1	4.750%	03/07/18	741	737,981
Payless, Term Loan	B1	7.250%	09/28/19	175	173,647

					3,044,904

Supermarkets — 0.1%
SUPERVALU, Inc., Loan	B1	8.000%	08/30/18	1,282	1,287,735

Technology — 0.5%
Attachmate Corp., Term Loan (First Lien)	B1	7.250%	11/22/17	746	751,112
Avaya, Inc., Term Loan B-1	B1	3.180%	10/24/14	487	472,246
Avaya, Inc., Term Loan B-3	B1	4.930%	10/26/17	978	890,639
Blackboard, Inc., Term Loan	B1	7.500%	10/04/18	184	185,393
CDW LLC/CDW Finance Corp., Extended Term Loan	B1	4.000%	07/15/17	801	788,883
Ceridian Corp., Extended U.S. Term Loan	B1	5.980%	05/09/17	288	288,836
First Data Corp., Non-Extended Term Loan B-3	B1	2.970%	09/24/14	57	57,015
First Data Corp., Term Loan	B1	5.390%	03/24/17	450	441,374
Freescale Semiconductor, Inc., Tranche Term Loan B-1	B1	4.480%	12/01/16	1,731	1,688,456

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Technology (cont’d.)
GO Daddy Group, Inc., Tranche Term Loan B-1	Ba3	5.500%		12/17/18	$990	$985,792
NXP BV/NXP Funding LLC, Tranche Loan A-2	B3	5.500%		03/03/17	317	322,740
NXP BV/NXP Funding LLC, Tranche Loan B	B3	5.250%		03/19/19	647	654,433
Zayo Group LLC, Term Loan	B1	7.125%		07/02/19	426	429,898

						7,956,817

Wirelines — 0.1%
Level 3 Financing, Inc., Tranche Term Loan B III	Ba3	5.750%		09/01/18	1,450	1,449,391

TOTAL BANK LOANS (cost $65,247,018)						63,854,567

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.4%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 144A (cost $5,114,354)	NR	1.970%	(c)	11/15/15	5,485	5,478,306

CORPORATE BONDS — 89.0%

Aerospace/Defense — 0.8%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.875%		09/15/20(a)	4,000	4,360,000
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	5.750%		03/15/22(a)	2,050	2,101,250
Colt Defense LLC/Colt Finance Corp., Sr. Unsec’d. Notes	Caa1	8.750%		11/15/17	1,075	736,375
Esterline Technologies Corp., Gtd. Notes	Ba2	7.000%		08/01/20	1,000	1,110,000
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%		01/15/15	57	57,570
TransDigm, Inc., Gtd. Notes	B3	7.750%		12/15/18(a)	3,725	4,116,125

						12,481,320

Airlines — 0.4%
American Airlines 2011-1 Class B Pass-Through Trust, Pass-Through Certificates, 144A	B1	7.000%		07/31/19(a)	1,633	1,667,612
Continental Airlines 2003-ERJ1 Pass-Through Trust, Pass-Through Certificates	Ba3	7.875%		01/02/20	985	1,012,409
Continental Airlines 2004-ERJ1 Pass-Through Trust, Pass-Through Certificates	Ba3	9.558%		03/01/21	702	743,867
Continental Airlines 2005-ERJ1 Pass-Through Trust, Pass-Through Certificates	Ba3	9.798%		04/01/21	1,901	2,071,822
UAL 2009-2A Pass-Through Trust, Pass-Through Certificates	Baa3	9.750%		01/15/17	877	1,004,240

						6,499,950

Automotive — 1.7%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A	Ba1	9.250%		01/15/17	300	335,250
American Axle & Manufacturing, Inc., Gtd. Notes	B2	6.625%		10/15/22	1,200	1,215,000
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	B2	8.000%		06/15/19(a)	3,152	3,341,120
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d. Notes	B2	8.250%		06/15/21(a)	5,212	5,550,780
Continental Rubber Corp.	Ba2	4.500%		09/15/19	1,300	1,327,950
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.500%		02/15/19	1,075	1,144,875
Dana Holding Corp., Sr. Unsec’d. Notes	B2	6.750%		02/15/21	550	594,000
Delphi Corp., Gtd. Notes	Ba2	5.875%		05/15/19(a)	600	648,000
Delphi Corp., Gtd. Notes	Ba2	6.125%		05/15/21(a)	950	1,052,125
Ford Motor Co., Sr. Unsec’d. Notes	Baa3	7.450%		07/16/31	1,000	1,243,750
Goodyear Tire & Rubber Co. (The), Gtd. Notes	B1	7.000%		05/15/22(a)	2,413	2,557,780

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Automotive (cont’d.)
J.B. Poindexter & Co., Inc., Unsec’d. Notes, 144A	B2	9.000%		04/01/22	$1,627	$1,627,000
Lear Corp., Gtd. Notes	Ba2	7.875%		03/15/18	2,766	3,042,600
Schaeffler Finance BV (Netherlands), Sr. Sec’d. Notes, 144A	Ba3	8.500%		02/15/19(a)	625	700,000
UCI International, Inc., Gtd. Notes	B3	8.625%		02/15/19	2,010	1,999,950

						26,380,180

Banking — 1.6%
Amsouth Bancorp, Sub. Debs.	B1	6.750%		11/01/25	955	980,090
Bank of America Corp., Jr. Sub. Notes	B1	8.000%	(c)	12/29/49	7,006	7,629,113
Bank of America Corp., Jr. Sub. Notes	B1	8.125%	(c)	12/29/49	850	936,241
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22(a)	1,775	2,084,846
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.875%		01/05/21	1,845	2,128,538
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.500%		08/01/16(a)	2,510	2,902,840
BankAmerica Institutional Capital B, Ltd. Gtd. Notes, 144A	Ba2	7.700%		12/31/26	1,475	1,497,125
Barclays Bank PLC (United Kingdom), Sub. Notes, 144A	Baa3	6.050%		12/04/17	295	317,440
Barclays Bank PLC (United Kingdom), Sub. Notes, 144A	Baa3	10.179%		06/12/21	295	383,243
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	4.450%		01/10/17	950	1,043,459
Regions Bank, Sub. Notes	Ba3	7.500%		05/15/18	535	631,300
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	Ba3	7.648%	(c)	12/31/49	1,200	1,164,000
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba3	5.050%		01/08/15	505	523,876
Royal Bank of Scotland NV (Netherlands), Sub. Notes, MTN	BBB-(d)	1.108%	(c)	03/09/15	270	245,700
Royal Bank of Scotland PLC (United Kingdom), Sub. Notes, MTN	BBB-(d)	9.500%	(c)	03/16/22	226	253,120
Wachovia Capital Trust III, Ltd. Gtd. Notes	Baa3	5.570%	(c)	12/31/49	3,025	2,990,969

						25,711,900

Brokerage — 0.1%
Blackstone Holdings Finance Co. LLC, Gtd. Notes, 144A	NR	4.750%		02/15/23(a)	1,200	1,251,163
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Sr. Unsec’d. Notes, 144A	Ba1	5.625%		03/15/20	575	612,375
Oppenheimer Holdings, Inc., Sr. Sec’d. Notes	B2	8.750%		04/15/18	310	316,200

						2,179,738

Building Materials — 1.5%
American Standard Americas, Sr. Sec’d. Notes, 144A	Caa1	10.750%		01/15/16	225	212,625
Building Materials Corp. of America, Sr. Notes, 144A	Ba3	6.875%		08/15/18	950	1,018,875
Building Materials Corp. of America, Sr. Sec’d. Notes, 144A	Ba1	7.000%		02/15/20(a)	4,800	5,208,000
Cemex Espana Luxembourg (Spain), Sr. Sec’d. Notes, 144A	B-(d)	9.250%		05/12/20(a)	1,500	1,496,550
Cemex Espana Luxembourg (Spain), Sr. Sec’d. Notes, 144A	B-(d)	9.875%		04/30/19	2,150	2,198,375
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	B-(d)	9.500%		12/14/16(a)	3,125	3,226,562

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Building Materials (cont’d.)
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	B-(d)	9.000%	01/11/18(a)	$1,400	$1,400,000
HD Supply, Inc., Sr. Sec’d. Notes, 144A	B2	8.125%	04/15/19	995	1,079,575
Lafarge SA (France), Sr. Unsec’d. Notes	Ba1	7.125%	07/15/36	600	618,000
Masco Corp., Sr. Unsec’d. Notes	Ba2	5.850%	03/15/17	25	27,141
Masco Corp., Sr. Unsec’d. Notes	Ba2	5.950%	03/15/22(a)	1,020	1,117,421
Masco Corp., Sr. Unsec’d. Notes	Ba2	7.125%	03/15/20	51	58,054
Masonite International Corp. (Canada), Gtd. Notes, 144A	B3	8.250%	04/15/21	860	907,300
Nortek, Inc., Gtd. Notes	B(d)	8.500%	04/15/21(a)	1,362	1,450,530
Ply Gem Industries, Inc., Sr. Notes, 144A	Caa3	9.375%	04/15/17	240	241,046
Roofing Supply Group LLC/Roofing Supply Finance, Inc., Gtd. Notes, 144A	B3	10.000%	06/01/20	615	670,350
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba3	6.500%	12/01/16	515	565,212
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba3	7.000%	06/15/18	50	54,938
Vulcan Materials Co., Sr. Unsec’d. Notes	Ba3	7.500%	06/15/21(a)	2,000	2,260,000

					23,810,554

Chemicals — 2.9%
Ashland, Inc., Sr. Unsec’d. Notes, 144A	Ba2	4.750%	08/15/22	950	971,375
Celanese US Holdings LLC, Gtd. Notes	Ba3	6.625%	10/15/18(a)	1,000	1,095,000
Chemtura Corp., Gtd. Notes	B1	7.875%	09/01/18	1,400	1,522,500
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sec’d. Notes	Caa1	9.000%	11/15/20(a)	5,760	5,140,800
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, Sr. Sec’d. Notes	B3	8.875%	02/01/18(a)	400	411,000
Huntsman International LLC, Gtd. Notes	B1	5.500%	06/30/16(a)	1,550	1,557,750
Huntsman International LLC, Gtd. Notes	B2	8.625%	03/15/21	450	515,250
JM Huber Corp., Sr. Notes, 144A	B2	9.875%	11/01/19	435	488,288
Koppers, Inc., Gtd. Notes	B1	7.875%	12/01/19	2,000	2,195,000
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Ba2	5.000%	04/15/19	2,475	2,629,688
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Ba2	5.750%	04/15/24(a)	800	910,000
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes	Ba2	6.000%	11/15/21	4,775	5,443,500
Nexeo Solutions LLC/Nexeo Solutions Finance Corp., Gtd. Notes	B3	8.375%	03/01/18	1,500	1,485,000
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.375%	11/01/16	2,750	3,038,750
Nova Chemicals Corp. (Canada), Sr. Unsec’d. Notes	Ba2	8.625%	11/01/19(a)	500	567,500
Nufarm Australia Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Ba3	6.375%	10/15/19	1,310	1,310,000
Omnova Solutions, Inc., Gtd. Notes	B2	7.875%	11/01/18(a)	910	919,100
PolyOne Corp., Sr. Unsec’d. Notes	Ba3	7.375%	09/15/20(a)	1,684	1,822,930
Rhodia SA (France), Sr. Unsec’d. Notes, 144A	Baa2	6.875%	09/15/20	3,550	3,984,875
Rockwood Specialties Group, Inc., Gtd. Notes	Ba2	4.625%	10/15/20(a)	900	913,500
Taminco Global Chemical Corp., Sec’d. Notes, 144A	Caa1	9.750%	03/31/20	3,225	3,483,000
Texas Petrochemical Corp., Sr. Sec’d. Notes	B1	8.250%	10/01/17	1,900	2,052,000
Tronox Finance LLC, Gtd. Notes, 144A	B1	6.375%	08/15/20(a)	2,615	2,641,150

					45,097,956

Construction Machinery — 1.8%
Ashtead Capital, Inc., Sec’d. Notes, 144A	B2	6.500%	07/15/22(a)	2,259	2,371,950
BakerCorp International, Inc., Gtd. Notes, 144A	Caa1	8.250%	06/01/19	725	734,063

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Construction Machinery (cont’d.)
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	$850	$889,312
Case New Holland, Inc., Gtd. Notes	Ba2	7.875%	12/01/17(a)	1,825	2,139,812
Columbus Mckinnon Corp., Gtd. Notes	B1	7.875%	02/01/19	620	660,300
H&E Equipment Services, Inc., Gtd. Notes, 144A	B3	7.000%	09/01/22	2,306	2,398,240
RSC Equipment Rental, Inc./RSC Holdings III LLC, Sr. Unsec’d. Notes	B3	8.250%	02/01/21(a)	1,425	1,563,938
Terex Corp., Gtd. Notes	B2	6.500%	04/01/20	875	910,000
Terex Corp., Sr. Sub. Notes	Caa1	8.000%	11/15/17(a)	3,685	3,813,975
UR Merger Sub Corp., Gtd. Notes	Caa1	8.375%	09/15/20(a)	1,825	1,952,750
UR Merger Sub Corp., Gtd. Notes	B3	9.250%	12/15/19	4,562	5,143,655
UR Merger Sub Corp., Gtd. Notes, 144A	B3	7.375%	05/15/20	1,585	1,703,875
UR Merger Sub Corp., Gtd. Notes, 144A	B3	7.625%	04/15/22(a)	3,730	4,084,350

					28,366,220

Consumer Products — 0.5%
American Achievement Corp., Sec’d. Notes, 144A	B3	10.875%	04/15/16	1,135	984,613
Armored Autogroup, Inc., Gtd. Notes	Caa1	9.250%	11/01/18	1,000	895,000
Icon Health & Fitness, Inc., Sr. Sec’d. Notes, 144A	B2	11.875%	10/15/16	290	271,512
Libbey Glass, Inc., Gtd. Notes, 144A	B2	6.875%	05/15/20	725	779,375
Scotts Miracle-Gro Co. (The), Gtd. Notes	B1	7.250%	01/15/18	1,000	1,072,500
Serta Simmons Holdings LLC, Sr. Notes, 144A	Caa1	8.125%	10/01/20	251	254,138
Visant Corp., Gtd. Notes	Caa1	10.000%	10/01/17(a)	3,769	3,731,310

					7,988,448

Consumer Services — 0.8%
Carlson Wagonlit BV (Netherlands), Sr. Sec’d. Notes, 144A	B1	6.875%	06/15/19(a)	1,900	1,995,000
Garda World Security Corp. (Canada), Sr. Unsec’d. Notes, 144A	B2	9.750%	03/15/17	1,055	1,102,475
Goodman Networks, Inc., Sr. Sec’d. Notes, 144A	B2	12.125%	07/01/18	1,430	1,530,100
Mobile Mini, Inc., Gtd. Notes	B2	7.875%	12/01/20	525	569,625
Sabre, Inc., Sr. Sec’d. Notes, 144A	B1	8.500%	05/15/19(a)	525	539,438
Service Corp. International, Sr. Unsec’d. Notes	Ba3	7.000%	05/15/19	3,000	3,315,000
Stewart Enterprises, Inc., Gtd. Notes	B1	6.500%	04/15/19(a)	3,100	3,332,500
Wolverine World Wide, Inc., Sr. Unsec’d. Notes, 144A	B2	6.125%	10/15/20	750	772,500

					13,156,638

Diversified Manufacturing — 1.1%
Amsted Industries, Inc., Sr. Notes, 144A	B1	8.125%	03/15/18	1,835	1,981,800
Griffon Corp., Gtd. Notes	B1	7.125%	04/01/18(a)	3,690	3,906,787
RBS Global, Inc./Rexnord LLC, Gtd. Notes	B3	8.500%	05/01/18(a)	4,250	4,685,625
SPX Corp., Gtd. Notes	Ba2	6.875%	09/01/17(a)	1,000	1,117,500
Tomkins LLC/Tomkins, Inc., Sec’d. Notes	B1	9.000%	10/01/18	360	401,400
WireCo WorldGroup, Inc., Gtd. Notes	B3	9.500%	05/15/17	4,132	4,421,240

					16,514,352

Electric — 3.6%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750%	03/01/14	1,000	1,075,000
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750%	10/15/15	5,025	5,678,250
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	8.000%	10/15/17	100	115,500
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	9.750%	04/15/16	1,125	1,344,375
AES Ironwood LLC, Sr. Sec’d. Notes	B2	8.857%	11/30/25	113	129,939
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.250%	10/15/17	4,285	4,574,238

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric (cont’d.)
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.500%	02/15/21(a)	$3,080	$3,326,400
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	01/15/23(a)	2,700	2,983,500
Covanta Holding Corp., Sr. Unsec’d. Notes	Ba3	6.375%	10/01/22	975	1,059,998
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(i)	NR	7.125%	05/15/18	1,000	567,500
Dynegy Holdings, Inc., Sr. Unsec’d. Notes(i)	NR	7.750%	06/01/19	2,000	1,130,000
Dynegy Roseton LLC/Danskammer Pass-Through Trust, Series B, Pass-Through Certificates(i)	NR	7.670%	11/08/16	3,800	2,280,000
Edison Mission Energy, Sr. Unsec’d. Notes	Ca	7.000%	05/15/17	600	310,500
Edison Mission Energy, Sr. Unsec’d. Notes	Ca	7.200%	05/15/19	2,000	1,030,000
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	9.750%	10/15/19(a)	283	302,810
Energy Future Holdings Corp., Sr. Sec’d. Notes	Caa3	10.000%	01/15/20	125	137,812
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sec’d. Notes, 144A	Caa3	11.750%	03/01/22	1,860	1,976,250
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes	Caa3	10.000%	12/01/20(a)	5,600	6,300,000
GenOn Energy, Inc., Sr. Unsec’d. Notes	B3	9.875%	10/15/20	447	496,170
GenOn REMA LLC, Pass-Through Certificates	B1	9.681%	07/02/26	1,965	2,122,200
Mirant Mid Atlantic Pass-Through Trust B, Pass-Through Certificates	Ba1	9.125%	06/30/17	4,388	4,804,544
NRG Energy, Inc., Gtd. Notes	B1	7.625%	01/15/18	3,975	4,302,938
NRG Energy, Inc., Gtd. Notes	B1	7.625%	05/15/19(a)	2,400	2,544,000
NRG Energy, Inc., Gtd. Notes	B1	7.875%	05/15/21(a)	2,625	2,854,688
NRG Energy, Inc., Gtd. Notes	B1	8.250%	09/01/20(a)	1,075	1,171,750
NRG Energy, Inc., Gtd. Notes, 144A	B1	6.625%	03/15/23	2,532	2,588,970
Red Oak Power LLC, Sr. Sec’d. Notes	B2	8.540%	11/30/19	1,010	1,077,683

					56,285,015

Entertainment — 1.6%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750%	12/01/20	5,845	6,582,931
Carmike Cinemas, Inc., Sec’d. Notes	B2	7.375%	05/15/19	2,600	2,795,000
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125%	08/01/18	1,000	1,136,250
Cinemark USA, Inc., Gtd. Notes	B2	8.625%	06/15/19(a)	616	683,760
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A	B1	8.250%	12/15/17	2,731	3,045,065
Regal Cinemas Corp., Gtd. Notes	B2	8.625%	07/15/19	575	638,250
Universal City Development Partners Ltd./UCDP Finance, Inc., Gtd. Notes	Baa2	8.875%	11/15/15	115	121,125
Vail Resorts, Inc., Gtd. Notes	Ba3	6.500%	05/01/19	850	924,375
WMG Acquisition Corp., Gtd. Notes	B3	11.500%	10/01/18(a)	1,870	2,103,750
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500%	06/15/16	6,110	6,663,600

					24,694,106

Environmental — 0.3%
ADS Waste Holdings, Inc., Sr. Notes, 144A	Caa1	8.250%	10/01/20	1,325	1,351,500
Casella Waste Systems, Inc., Sr. Sub. Notes	Caa1	7.750%	02/15/19	625	619,925
Clean Harbors, Inc., Gtd. Notes, 144A	Ba3	5.250%	08/01/20	3,175	3,270,250

					5,241,675

Food & Beverage — 1.7%
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15(a)	2,825	2,892,122
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625%	05/01/16(a)	3,915	4,012,914
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A	B2	9.000%	12/15/17	1,135	1,187,494
Constellation Brands, Inc., Gtd. Notes	Ba1	4.625%	03/01/23(a)	675	688,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Food & Beverage (cont’d.)
Constellation Brands, Inc., Gtd. Notes	Ba1	6.000%	05/01/22	$250	$284,375
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18	525	597,844
Dean Foods Co., Gtd. Notes	B2	7.000%	06/01/16	375	405,000
Dean Foods Co., Gtd. Notes	B2	9.750%	12/15/18	150	171,000
Del Monte Corp., Gtd. Notes	B3	7.625%	02/15/19(a)	1,925	1,980,344
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes	B1	11.625%	05/01/14	2,525	2,834,313
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	B1	7.250%	06/01/21	2,165	2,035,100
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A	B1	8.250%	02/01/20(a)	296	295,260
Michael Foods, Inc., Gtd. Notes	Caa1	9.750%	07/15/18	3,005	3,350,575
Pilgrim’s Pride Corp., Gtd. Notes	Caa1	7.875%	12/15/18	580	552,450
Simmons Foods, Inc., Sec’d. Notes, 144A	Caa1	10.500%	11/01/17	650	560,625
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B1	6.625%	08/15/22(a)	4,125	4,279,687
Smithfield Foods, Inc., Sr. Unsec’d. Notes	B1	7.750%	07/01/17	435	489,375

					26,616,978

Gaming — 4.5%
Affinity Gaming LLC/Affinity Gaming Finance Corp., Gtd. Notes, 144A	Caa1	9.000%	05/15/18(a)	1,125	1,167,188
American Casino & Entertainment Properties LLC, Sr. Sec’d. Notes, MTN	B3	11.000%	06/15/14	542	563,680
Ameristar Casinos, Inc., Gtd. Notes	B3	7.500%	04/15/21(a)	660	709,500
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp., Gtd. Notes, 144A	Caa1	8.375%	02/15/18	246	255,840
Boyd Gaming Corp., Gtd. Notes	B3	9.125%	12/01/18(a)	3,450	3,622,500
Boyd Gaming Corp., Gtd. Notes, 144A	B3	9.000%	07/01/20(a)	2,125	2,167,500
Caesars Entertainment Operating Co., Inc., Sec’d. Notes	Caa2	12.750%	04/15/18	3,850	2,849,000
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes	B2	11.250%	06/01/17	3,595	3,864,625
CCM Merger, Inc., Gtd. Notes, 144A	Caa2	9.125%	05/01/19(a)	2,725	2,759,062
Chukchansi Economic Development Authority, Sec’d. Notes, 144A	Caa2	9.750%	05/30/20	639	447,300
CityCenter Holdings LLC/CityCenter Finance Corp., Sec’d. Notes, PIK	Caa2	10.750%	01/15/17(a)	1,429	1,525,902
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Sr. Sec’d. Notes, 144A	B3	10.500%	07/01/19	850	915,875
Graton Economic Development Authority, Sr. Sec’d. Notes, 144A	B3	9.625%	09/01/19	465	483,600
Isle of Capri Casinos, Inc., Gtd. Notes	B3	7.750%	03/15/19(a)	3,675	3,950,625
Isle of Capri Casinos, Inc., Gtd. Notes, 144A	Caa1	8.875%	06/15/20	2,000	2,110,000
Marina District Finance Co., Inc., Sr. Sec’d. Notes	B2	9.500%	10/15/15(a)	1,385	1,397,119
MCE Finance Ltd. (Cayman Islands), Gtd. Notes	B1	10.250%	05/15/18(a)	1,034	1,171,005
MGM Resorts International, Gtd. Notes	B3	6.750%	04/01/13	1,000	1,021,250
MGM Resorts International, Gtd. Notes	B3	7.500%	06/01/16	600	642,000
MGM Resorts International, Gtd. Notes	B3	7.625%	01/15/17(a)	4,850	5,141,000
MGM Resorts International, Gtd. Notes	B3	7.750%	03/15/22(a)	2,090	2,184,050
MGM Resorts International, Gtd. Notes	B3	10.000%	11/01/16(a)	2,645	3,028,525
MGM Resorts International, Gtd. Notes, 144A	B3	6.750%	10/01/20(a)	1,925	1,925,000
MGM Resorts International, Gtd. Notes, 144A	B3	8.625%	02/01/19(a)	2,185	2,381,650
MGM Resorts International, Sr. Sec’d. Notes	Ba2	9.000%	03/15/20	550	613,938
MGM Resorts International, Sr. Sec’d. Notes	Ba2	10.375%	05/15/14	2,000	2,250,000
MGM Resorts International, Sr. Sec’d. Notes	Ba2	11.125%	11/15/17	775	857,344

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Gaming (cont’d.)
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%		11/15/13	$3,150	$3,551,625
MTR Gaming Group, Inc., Sec’d. Notes	Caa1	11.500%		08/01/19(a)	4,126	4,342,776
Peninsula Gaming LLC/Peninsula Gaming Corp., Sec’d. Notes	Ba3	8.375%		08/15/15	600	627,000
Pinnacle Entertainment, Inc., Gtd. Notes	B3	7.750%		04/01/22(a)	550	599,500
Pinnacle Entertainment, Inc., Gtd. Notes	B1	8.625%		08/01/17	700	764,750
Pinnacle Entertainment, Inc., Gtd. Notes	B3	8.750%		05/15/20(a)	540	596,025
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Sr. Sec’d. Notes, 144A	B3	9.500%		06/15/19	275	292,188
Seminole Hard Rock Entertainment, Inc., Sr. Sec’d. Notes, 144A.	B2	2.889%	(c)	03/15/14	600	594,000
Seminole Indian Tribe of Florida, Notes, 144A	Ba1	7.750%		10/01/17	775	850,562
Seneca Gaming Corp., Gtd. Notes, 144A	B2	8.250%		12/01/18	500	525,000
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B2	8.625%		04/15/16	3,175	3,405,188
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., First Mortgage	Ba2	7.875%		11/01/17(a)	1,250	1,362,500
Yonkers Racing Corp., Sec’d. Notes, 144A	B1	11.375%		07/15/16(a)	2,753	2,973,240

						70,489,432

Gas Distributors — 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	Ba3	6.500%		05/20/21	191	200,550
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	B2	6.500%		05/01/21	1,150	1,112,625

						1,313,175

Gas Pipelines — 1.1%
Chesapeake Midstream Partners LP/CHKM Finance Corp., Gtd. Notes	Ba3	6.125%		07/15/22	727	768,802
Crosstex Energy LP/Crosstex Energy Finance Corp., Gtd. Notes, 144A	B2	7.125%		06/01/22	765	761,175
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes	B2	7.875%		12/15/18	820	869,200
Genesis Energy LP/Genesis Energy Finance Corp., Gtd. Notes, 144A	B2	7.875%		12/15/18	520	551,200
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.250%		06/15/22	615	661,125
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.750%		11/01/20	1,500	1,623,750
NGPL PipeCo LLC, Sr. Sec’d. Notes, 144A	Ba3	9.625%		06/01/19	315	359,100
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II, Gtd. Notes, 144A	B2	8.375%		06/01/20(a)	557	575,102
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	6.500%		07/15/21	1,265	1,353,550
SemGroup LP, Notes	NR	Zero		12/31/49	2,555	2
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	6.875%		02/01/21	1,200	1,302,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	7.875%		10/15/18	2,000	2,190,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	Ba3	8.250%		07/01/16	3,950	4,117,875

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Gas Pipelines (cont’d.)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes, 144A	Ba3	6.375%	08/01/22	$1,775	$1,881,500

					17,014,381

Healthcare — 6.8%
Acadia Healthcare Co., Inc., Gtd. Notes	B3	12.875%	11/01/18	2,800	3,283,000
Accellent, Inc., Gtd. Notes	Caa2	10.000%	11/01/17	3,925	3,316,625
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375%	02/01/17	2,437	2,504,018
Alliance HealthCare Services, Inc., Sr. Unsec’d. Notes	B3	8.000%	12/01/16	2,500	2,137,500
Apria Healthcare Group, Inc., Sec’d. Notes	Caa1	12.375%	11/01/14(a)	975	950,625
Apria Healthcare Group, Inc., Sr. Sec’d. Notes	B1	11.250%	11/01/14	300	307,500
Biomet, Inc., Gtd. Notes, 144A	B3	6.500%	08/01/20(a)	5,055	5,238,244
Biomet, Inc., Sr. Sub. Notes, 144A	Caa1	6.500%	10/01/20	475	465,500
Capella Healthcare, Inc., Gtd. Notes	B3	9.250%	07/01/17	6,183	6,592,624
CHS/Community Health Systems, Inc., Gtd. Notes	B3	7.125%	07/15/20(a)	3,650	3,894,094
CHS/Community Health Systems, Inc., Gtd. Notes	B3	8.000%	11/15/19	7,345	8,061,138
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba3	5.125%	08/15/18(a)	605	627,688
ConvaTec Healthcare e SA (Luxembourg), Gtd. Notes, 144A	Caa1	10.500%	12/15/18	4,200	4,557,000
DaVita, Inc., Gtd. Notes	B2	5.750%	08/15/22	1,150	1,196,000
DaVita, Inc., Gtd. Notes	B2	6.375%	11/01/18(a)	1,150	1,227,625
Emergency Medical Services Corp., Gtd. Notes	B3	8.125%	06/01/19	500	530,000
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.625%	07/31/19	374	398,310
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	5.875%	01/31/22	126	134,820
Fresenius Medical Care US Finance II, Inc., Gtd. Notes, 144A	Ba2	6.500%	09/15/18	450	507,375
Fresenius Medical Care US Finance, Inc., Gtd. Notes, 144A	Ba2	5.750%	02/15/21	525	561,750
HCA, Inc., Gtd. Notes	B3	7.500%	02/15/22(a)	6,480	7,338,600
HCA, Inc., Gtd. Notes	B3	8.000%	10/01/18(a)	850	981,750
HCA, Inc., Sr. Sec’d. Notes	Ba3	5.875%	03/15/22(a)	4,500	4,876,875
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%	02/15/20	2,250	2,503,125
HCA, Inc., Sr. Sec’d. Notes	Ba3	7.875%	02/15/20	2,000	2,247,500
HCA, Inc., Sr. Unsec’d. Notes	B3	5.750%	03/15/14(a)	1,650	1,732,500
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	7,350	7,919,625
HCA, Inc., Sr. Unsec’d. Notes	B3	7.190%	11/15/15	1,070	1,171,650
Health Management Associates, Inc., Gtd. Notes, 144A	B3	7.375%	01/15/20	1,100	1,193,500
Healthsouth Corp., Gtd. Notes	B1	7.250%	10/01/18	2,925	3,166,312
Hologic, Inc., Gtd. Notes, 144A	B2	6.250%	08/01/20(a)	1,510	1,600,600
IASIS Healthcare LLC/IASIS Capital Corp., Gtd. Notes	Caa1	8.375%	05/15/19(a)	450	429,750
inVentiv Health, Inc., Gtd. Notes, 144A	Caa2	10.000%	08/15/18	2,979	2,621,520
inVentiv Health, Inc., Gtd. Notes, 144A	Caa2	10.000%	08/15/18	700	616,000
Kindred Healthcare, Inc., Gtd. Notes	B3	8.250%	06/01/19	1,550	1,507,375
Kinetic Concepts, Inc./KCI USA, Inc., Gtd. Notes, 144A	Caa1	12.500%	11/01/19	1,700	1,598,000
Kinetic Concepts, Inc./KCI USA, Inc., Sec’d. Notes, 144A	B3	10.500%	11/01/18(a)	750	793,125
MedAssets, Inc., Gtd. Notes	B3	8.000%	11/15/18	1,275	1,389,750
MultiPlan, Inc., Gtd. Notes, 144A	Caa1	9.875%	09/01/18(a)	1,500	1,657,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare (cont’d.)
National Mentor Holdings, Inc., Gtd. Notes, 144A	Caa2	12.500%	02/15/18	$1,150	$1,173,000
Omnicare, Inc., Gtd. Notes	Ba3	7.750%	06/01/20	834	917,400
OnCure Holdings, Inc., Sec’d. Notes	Caa3	11.750%	05/15/17	765	451,350
PSS World Medical, Inc., Gtd. Notes	Ba3	6.375%	03/01/22	550	585,062
Radnet Management, Inc., Gtd. Notes	Caa1	10.375%	04/01/18	775	782,750
ResCare, Inc., Gtd. Notes	B-(d)	10.750%	01/15/19	1,575	1,748,250
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	6.250%	11/01/18(a)	4,020	4,432,050
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	10.000%	05/01/18	600	693,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	Caa1	8.000%	08/01/20	534	573,382
United Surgical Partners International, Inc., Gtd. Notes, 144A	Caa1	9.000%	04/01/20	965	1,047,025
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes	B3	7.750%	02/01/19	280	297,850
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., Gtd. Notes	B3	8.000%	02/01/18(a)	935	998,112
VWR Funding, Inc., Gtd. Notes, 144A	Caa1	7.250%	09/15/17	815	844,544

					106,380,268

Home Construction — 1.2%
Beazer Homes USA, Inc., Gtd. Notes	Caa3	9.125%	06/15/18	1,000	1,010,000
DR Horton, Inc., Gtd. Notes	Ba2	4.375%	09/15/22	179	177,881
DR Horton, Inc., Gtd. Notes	Ba2	5.625%	01/15/16	205	221,400
K Hovnanian Enterprises, Inc., Gtd. Notes	Caa3	11.875%	10/15/15(a)	475	491,625
K Hovnanian Enterprises, Inc., Sec’d. Notes, 144A	Caa2	9.125%	11/15/20	292	293,825
K Hovnanian Enterprises, Inc., Sr. Sec’d. Notes, 144A	B3	7.250%	10/15/20	3,675	3,766,875
KB Home, Gtd. Notes	B2	7.500%	09/15/22	2,263	2,449,698
Lennar Corp., Gtd. Notes	B2	6.950%	06/01/18	950	1,049,750
Lennar Corp., Gtd. Notes	B2	12.250%	06/01/17	610	817,400
Lennar Corp., Gtd. Notes, 144A	B2	4.750%	12/15/17	140	144,550
M/I Homes, Inc., Gtd. Notes	Caa1	8.625%	11/15/18(a)	900	973,125
MDC Holdings, Inc., Gtd. Notes	Baa3	5.625%	02/01/20	505	552,378
Meritage Homes Corp., Gtd. Notes	B1	7.000%	04/01/22	425	454,750
Standard Pacific Corp., Gtd. Notes	B3	8.375%	05/15/18	2,150	2,480,563
Standard Pacific Corp., Gtd. Notes	B3	8.375%	01/15/21	975	1,112,719
Standard Pacific Corp., Gtd. Notes	B3	10.750%	09/15/16	795	971,888
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20	2,200	2,343,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A	B2	7.750%	04/15/20	315	335,475

					19,646,902

Independent Energy — 5.2%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	B3	9.625%	10/15/18	1,000	1,000,000
Bill Barrett Corp., Gtd. Notes	B1	7.000%	10/15/22(a)	510	524,025
Bill Barrett Corp., Gtd. Notes	B1	7.625%	10/01/19(a)	725	768,500
Bill Barrett Corp., Gtd. Notes	B1	9.875%	07/15/16	965	1,061,500
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.775%	03/15/19(a)	1,000	1,002,500
Cimarex Energy Co., Gtd. Notes	Ba1	5.875%	05/01/22	294	310,170
Comstock Resources, Inc., Gtd. Notes	B3	8.375%	10/15/17	1,917	1,993,680
Comstock Resources, Inc., Gtd. Notes	B3	9.500%	06/15/20	486	522,450
Concho Resources, Inc., Gtd. Notes	B1	6.500%	01/15/22	2,125	2,342,812
Continental Resources, Inc., Gtd. Notes	Ba2	5.000%	09/15/22	561	584,842
Continental Resources, Inc., Gtd. Notes, 144A	Ba2	5.000%	09/15/22	600	627,000
Denbury Resources, Inc., Gtd. Notes	B1	6.375%	08/15/21(a)	1,025	1,112,125

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Independent Energy (cont’d.)
Denbury Resources, Inc., Gtd. Notes	B1	8.250%	02/15/20	$1,470	$1,657,425
Denbury Resources, Inc., Gtd. Notes	B1	9.750%	03/01/16	375	403,125
Energy XXI Gulf Coast, Inc., Gtd. Notes	B3	7.750%	06/15/19	775	821,500
Energy XXI Gulf Coast, Inc., Gtd. Notes	B3	9.250%	12/15/17	800	898,000
EP Energy LLC/EP Energy Finance, Inc., Sr. Sec’d. Notes, 144A	Ba3	6.875%	05/01/19(a)	1,222	1,307,540
EP Energy LLC/EP Energy Finance, Inc., Sr. Unsec’d. Notes, 144A	B2	9.375%	05/01/20(a)	2,283	2,488,470
EP Energy LLC/Everest Acquisition Finance, Inc., Gtd. Notes, 144A	B2	7.750%	09/01/22	247	251,940
Forest Oil Corp., Gtd. Notes	B2	7.250%	06/15/19(a)	1,700	1,687,250
Forest Oil Corp., Gtd. Notes, 144A	B2	7.500%	09/15/20	230	228,275
Harvest Operations Corp. (Canada), Sr. Unsec’d. Notes	Ba2	6.875%	10/01/17	4,050	4,434,750
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	Ba3	7.625%	04/15/21	400	440,000
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Notes, 144A	Ba3	8.000%	02/15/20	1,660	1,846,750
Laredo Petroleum, Inc., Gtd. Notes	B3	7.375%	05/01/22	981	1,059,480
Linn Energy LLC/Linn Energy Finance Corp., Gtd. Notes, 144A	B2	6.250%	11/01/19(a)	1,875	1,865,625
McMoran Exploration Co., Gtd. Notes	Caa1	11.875%	11/15/14(a)	1,105	1,163,012
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B1	6.375%	01/30/23(a)	898	958,615
MEG Energy Corp. (Canada), Gtd. Notes, 144A	B1	6.500%	03/15/21	2,200	2,354,000
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Gtd. Notes, 144A	Caa1	10.750%	10/01/20	442	460,785
Newfield Exploration Co., Sr. Sub. Notes	Ba2	7.125%	05/15/18	3,479	3,670,345
Newfield Exploration Co., Sr. Unsec’d. Notes	Ba1	5.625%	07/01/24(a)	390	432,900
NFR Energy LLC/NFR Energy Finance Corp., Gtd. Notes, 144A	Caa1	9.750%	02/15/17(a)	1,250	1,143,750
OGX Austria GmbH (Austria), Gtd. Notes, 144A	B1	8.375%	04/01/22	330	287,100
Petrohawk Energy Corp., Gtd. Notes	Baa3	6.250%	06/01/19	1,000	1,126,250
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%	08/15/18	1,075	1,221,289
Plains Exploration & Production Co., Gtd. Notes	B1	6.125%	06/15/19(a)	1,225	1,234,188
Plains Exploration & Production Co., Gtd. Notes	B1	6.750%	02/01/22	1,419	1,440,285
Plains Exploration & Production Co., Gtd. Notes	B1	7.625%	04/01/20	2,650	2,828,875
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	05/01/23	1,409	1,440,702
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.375%	10/01/22	725	750,375
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%	03/01/21	1,775	2,005,750
Range Resources Corp., Gtd. Notes	Ba3	5.000%	08/15/22(a)	650	685,750
Range Resources Corp., Gtd. Notes	Ba3	5.750%	06/01/21	2,600	2,795,000
Range Resources Corp., Gtd. Notes	Ba3	6.750%	08/01/20	750	825,000
Range Resources Corp., Gtd. Notes	Ba3	7.500%	10/01/17	1,000	1,040,000
Range Resources Corp., Gtd. Notes	Ba3	8.000%	05/15/19	650	721,500
Samson Investment Co., Sr. Unsec’d. Notes, 144A	B3	9.750%	02/15/20(a)	4,010	4,130,300
SM Energy Co., Sr. Unsec’d. Notes	B1	6.500%	11/15/21	1,500	1,590,000
SM Energy Co., Sr. Unsec’d. Notes	B1	6.625%	02/15/19	825	870,375
SM Energy Co., Sr. Unsec’d. Notes, 144A	B1	6.500%	01/01/23	425	446,250
Swift Energy Co., Gtd. Notes	B3	7.875%	03/01/22	607	649,490
Swift Energy Co., Gtd. Notes	B3	8.875%	01/15/20(a)	1,500	1,620,000
Unit Corp., Gtd. Notes	B2	6.625%	05/15/21	130	134,225
Unit Corp., Gtd. Notes, 144A	BB-(d)	6.625%	05/15/21(a)	1,865	1,925,612
Vanguard Natural Resources LLC/VNR Finance Corp., Gtd. Notes	Caa1	7.875%	04/01/20	495	498,712
W&T Offshore, Inc., Gtd. Notes	B3	8.500%	06/15/19	2,041	2,224,690
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	01/15/17(a)	3,350	3,618,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Independent Energy (cont’d.)
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	6.000%		01/15/22(a)	$4,425	$4,756,875

						82,289,734

Life Insurance — 0.3%
American International Group, Inc., Jr. Sub. Debs.	Baa2	8.175%	(c)	05/15/68(a)	3,100	3,793,625
Hartford Financial Services Group, Inc., Jr. Sub. Debs.	Ba1	8.125%	(c)	06/15/68	500	575,625

						4,369,250

Lodging — 0.5%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	6.750%		06/01/19(a)	825	884,812
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%		10/01/14	2,165	2,484,338
Host Hotels & Resorts LP, Gtd. Notes	Ba1	4.750%		03/01/23	925	958,531
Host Hotels & Resorts LP, Gtd. Notes	Ba1	9.000%		05/15/17	1,000	1,090,000
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, 144A	Ba1	5.250%		03/15/22(a)	1,200	1,296,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Unsec’d. Notes	Ba1	7.250%		03/15/18(a)	640	718,400

						7,432,081

Media – Cable — 5.2%
Bresnan Broadband Holdings LLC, Gtd. Notes, 144A	B3	8.000%		12/15/18	1,150	1,256,375
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	5.875%		09/15/22	222	220,890
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.750%		04/15/18(a)	355	393,162
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.000%		04/15/20(a)	1,700	1,895,500
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	8.625%		09/15/17	1,700	1,976,250
CCH II LLC/CCH II Capital Corp., Gtd. Notes	B2	13.500%		11/30/16	4,699	5,098,645
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	5.250%		09/30/22	600	603,000
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	6.500%		04/30/21(a)	815	872,050
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	6.625%		01/31/22(a)	359	392,208
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.000%		01/15/19	48	51,960
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.375%		06/01/20(a)	1,660	1,852,975
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.875%		04/30/18(a)	1,700	1,840,250
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	8.125%		04/30/20(a)	1,030	1,163,900
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	B3	8.625%		11/15/17(a)	7,840	8,369,200
CSC Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.625%		02/15/19(a)	2,000	2,370,000
CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	Ba3	6.750%		11/15/21(a)	2,300	2,535,750
DISH DBS Corp., Gtd. Notes	Ba2	6.750%		06/01/21	1,670	1,820,300
DISH DBS Corp., Gtd. Notes	Ba2	7.750%		05/31/15(a)	1,000	1,125,000
DISH DBS Corp., Gtd. Notes	Ba2	7.875%		09/01/19(a)	600	697,500
DISH DBS Corp., Gtd. Notes, 144A	Ba2	4.625%		07/15/17	216	220,860
DISH DBS Corp., Gtd. Notes, 144A	Ba2	5.875%		07/15/22	510	522,750
Echostar DBS, Gtd. Notes	Ba2	6.625%		10/01/14	4,300	4,665,500
Echostar DBS, Gtd. Notes	Ba2	7.125%		02/01/16	950	1,049,750
Harron Communications LP/Harron Finance Corp., Sr. Notes, 144A	Caa1	9.125%		04/01/20	605	653,400

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media – Cable (cont’d.)
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Notes, 144A	B3	6.375%	04/01/23	$430	$430,000
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes	B3	8.500%	10/15/15	189	191,986
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	B3	7.250%	02/15/22(a)	545	584,512
Mediacom LLC/Mediacom Capital Corp., Sr. Unsec’d. Notes	B3	9.125%	08/15/19	860	950,300
Nara Cable Funding Ltd. (Ireland), Sr. Sec’d. Notes, 144A	B1	8.875%	12/01/18	1,725	1,574,062
Ono Finance II PLC (Ireland), Gtd. Notes, 144A	Caa1	10.875%	07/15/19(a)	625	531,250
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec’d. Notes, 144A	Ba3	8.125%	12/01/17	1,445	1,553,375
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875%	04/15/18(a)	4,000	4,400,000
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625%	07/01/20(a)	1,200	1,257,000
UPCB Finance V Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	7.250%	11/15/21(a)	1,575	1,712,812
UPCB Finance VI Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.875%	01/15/22(a)	2,615	2,771,900
Videotron Ltee (Canada), Gtd. Notes	Ba1	5.000%	07/15/22(a)	2,675	2,795,375
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	5,150	5,549,125
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	Ba2	5.250%	02/15/22	115	120,750
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	Ba2	8.375%	10/15/19	805	915,688
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	Ba2	9.500%	08/15/16(a)	8,500	9,413,750
WaveDivision Escrow LLC/WaveDivision Escrow Corp., Sr. Unsec’d. Notes, 144A	Caa1	8.125%	09/01/20	750	770,625
WideOpenWest Finance LLC/WideOpenWest Capital Corp., Gtd. Notes, 144A	Caa1	10.250%	07/15/19	1,075	1,134,125
WideOpenWest Finance LLC/WideOpenWest Capital Corp., Gtd. Notes, 144A	Caa1	13.375%	10/15/19	2,600	2,665,000

					80,968,810

Media – Non Cable — 5.6%
AMC Networks, Inc., Gtd. Notes	B2	7.750%	07/15/21(a)	2,575	2,909,750
Belo Corp., Sr. Unsec’d. Notes	Ba3	6.750%	05/30/13	2,000	2,060,000
Cengage Learning Acquisitions, Inc., Gtd. Notes, 144A	Caa3	10.500%	01/15/15(a)	685	571,119
Cenveo Corp., Sec’d. Notes	B3	8.875%	02/01/18(a)	3,200	3,032,000
Clear Channel Communications, Inc., Gtd. Notes	Ca	10.750%	08/01/16(a)	850	595,000
Clear Channel Communications, Inc., Sr. Sec’d. Notes	Caa1	9.000%	03/01/21(a)	1,250	1,112,500
Clear Channel Communications, Inc., Sr. Unsec’d. Notes	Ca	5.500%	12/15/16(a)	1,850	1,045,250
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B3	7.625%	03/15/20(a)	2,150	2,064,000
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B3	7.625%	03/15/20(a)	1,475	1,438,125
Clear Channel Worldwide Holdings, Inc., Gtd. Notes	B1	9.250%	12/15/17(a)	4,575	4,922,562
Entercom Radio LLC, Gtd. Notes	Caa1	10.500%	12/01/19	1,700	1,853,000
Gannett Co., Inc., Gtd. Notes	Ba1	7.125%	09/01/18	250	275,000

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media – Non Cable (cont’d.)
Gray Television, Inc., Gtd. Notes, 144A	Caa2	7.500%	10/01/20	$660	$656,700
Intelsat Bermuda Ltd. (Luxembourg), Gtd. Notes	Caa3	11.250%	02/04/17	1,500	1,586,250
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	04/01/19(a)	1,400	1,512,000
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.500%	04/01/21(a)	1,800	1,948,500
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	8.500%	11/01/19(a)	485	548,050
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	B3	7.250%	10/15/20	2,560	2,752,000
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes, PIK	Caa3	11.500%	02/04/17(a)	9,172	9,722,626
Lamar Media Corp., Gtd. Notes	Ba3	9.750%	04/01/14	4,875	5,460,000
LIN Television Corp., Gtd. Notes	Caa1	8.375%	04/15/18(a)	3,015	3,195,900
McClatchy Co. (The), Sr. Sec’d. Notes	B1	11.500%	02/15/17(a)	2,625	2,821,875
Media General, Inc., Sr. Sec’d. Notes	Caa1	11.750%	02/15/17	1,000	1,161,250
National CineMedia LLC, Sr. Sec’d. Notes, 144A	Ba2	6.000%	04/15/22	1,750	1,846,250
Newport Television LLC, Sr. Unsec’d. Notes, PIK, 144A	Caa3	13.000%	03/15/17	4,040	4,363,093
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., Sec’d. Notes	B3	8.875%	04/15/17(a)	435	473,062
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	7.750%	10/15/18	1,275	1,437,562
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.500%	05/01/16	1,774	1,982,445
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes	B2	11.625%	02/01/14	4,058	4,575,395
Nielsen Finance LLC/Nielsen Finance Co., Sr. Notes, 144A.	B2	4.500%	10/01/20	730	725,438
Radio One, Inc., Gtd. Notes, PIK	Caa2	12.500%	05/24/16	784	676,311
RR Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba3	7.625%	06/15/20(a)	1,415	1,404,388
Salem Communications Corp., Sec’d. Notes	B2	9.625%	12/15/16	1,718	1,911,275
Sinclair Television Group, Inc., Gtd. Notes	B2	8.375%	10/15/18(a)	500	551,250
Sinclair Television Group, Inc., Sr. Unsec’d. Notes	B2	6.125%	10/01/22	2,435	2,438,044
SSI Investments II/SSI Co-Issuer LLC, Gtd. Notes	Caa1	11.125%	06/01/18	4,700	5,311,000
Starz LLC/Starz Finance Corp., Sr. Notes, 144A	Ba2	5.000%	09/15/19	435	444,788
Telesat Canada/Telesat LLC (Canada), Gtd. Notes	B3	12.500%	11/01/17	400	445,000
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A	B3	6.000%	05/15/17	2,030	2,111,200
Univision Communications, Inc., Gtd. Notes, 144A	Caa2	8.500%	05/15/21(a)	1,205	1,223,075
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	6.750%	09/15/22	1,795	1,795,000
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	7.875%	11/01/20	650	695,500
Valassis Communications, Inc., Gtd. Notes	Ba3	6.625%	02/01/21(a)	750	774,375

					88,427,908

Metals & Mining — 3.5%
AK Steel Corp., Gtd. Notes	B2	8.375%	04/01/22(a)	465	397,575
Alpha Natural Resources, Inc., Gtd. Notes	B2	6.000%	06/01/19(a)	837	698,895
Alpha Natural Resources, Inc., Gtd. Notes	B2	6.250%	06/01/21(a)	580	482,850
Alpha Natural Resources, Inc., Sr. Unsec’d. Notes	B2	9.750%	04/15/18	235	232,504

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
APERAM (Luxembourg), Sr. Unsec’d. Notes, 144A	B2	7.750%		04/01/18	$950	$779,000
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	4.750%		02/25/17(a)	900	882,773
Arcelormittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.250%		02/25/22(a)	3,105	3,058,338
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	9.250%		02/15/15	2,050	2,255,000
Arch Coal, Inc., Gtd. Notes	B3	7.250%		06/15/21(a)	1,725	1,440,375
Boart Longyear Management Pty Ltd. (Australia), Gtd. Notes, 144A	Ba2	7.000%		04/01/21	390	400,238
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Gtd. Notes	B1	8.500%		12/15/19	136	149,600
Commercial Metals Co., Sr. Unsec’d. Notes	Ba2	6.500%		07/15/17	250	262,500
Commercial Metals Co., Sr. Unsec’d. Notes	Ba2	7.350%		08/15/18	600	631,500
CONSOL Energy, Inc., Gtd. Notes	B1	6.375%		03/01/21	250	243,125
CONSOL Energy, Inc., Gtd. Notes	B1	8.250%		04/01/20(a)	500	523,750
Constellation Enterprises LLC, Sr. Sec’d. Notes, 144A	B2	10.625%		02/01/16	1,050	1,102,500
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.375%		02/01/16(a)	1,400	1,361,500
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.875%		02/01/18(a)	2,400	2,232,000
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	7.000%		11/01/15(a)	2,855	2,840,725
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	8.250%		11/01/19(a)	1,650	1,600,500
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Ba3	6.000%		04/01/17(a)	224	208,320
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Ba3	6.875%		04/01/22(a)	318	290,970
IAMGOLD Corp. (Canada), Gtd. Notes, 144A	B1	6.750%		10/01/20	950	931,000
Inmet Mining Corp. (Canada), Gtd. Notes, 144A	B1	8.750%		06/01/20(a)	2,425	2,509,875
James River Coal Co., Gtd. Notes	B2	7.875%		04/01/19	975	558,188
JMC Steel Group, Sr. Notes, 144A	B3	8.250%		03/15/18(a)	3,100	3,162,000
Kaiser Aluminum Corp., Gtd. Notes	Ba3	8.250%		06/01/20	2,094	2,261,520
Metals USA, Inc., Sr. Sec’d. Notes	B2	11.125%		12/01/15	3,825	3,939,750
Murray Energy Corp., Sec’d. Notes, 144A	B3	10.250%		10/15/15	315	308,700
New Gold, Inc. (Canada), Gtd. Notes, 144A	B2	7.000%		04/15/20	1,865	1,976,900
Noranda Aluminum Acquisition Corp., Gtd. Notes, PIK	B3	4.730%	(c)	05/15/15	1,631	1,549,820
Novelis, Inc. (Canada), Gtd. Notes	B2	8.750%		12/15/20	2,436	2,697,870
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A	B2	12.500%		12/15/16	1,725	1,819,875
Peabody Energy Corp., Gtd. Notes	Ba1	6.500%		09/15/20	475	485,688
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000%		11/15/18	2,025	2,025,000
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A.	B1	8.000%		12/01/18(a)	1,120	1,142,400
Ryerson, Sec’d. Notes, 144A	Caa2	9.000%		10/15/17	650	664,625
Severstal Columbus LLC, Sr. Sec’d. Notes	B3	10.250%		02/15/18	250	250,000
Steel Dynamics, Inc., Gtd. Notes	Ba2	7.625%		03/15/20(a)	635	688,975
Steel Dynamics, Inc., Gtd. Notes, 144A	Ba2	6.125%		08/15/19(a)	310	322,400
Steel Dynamics, Inc., Gtd. Notes, 144A	Ba2	6.375%		08/15/22(a)	1,585	1,636,513
Taseko Mines Ltd. (Canada), Gtd. Notes	B3	7.750%		04/15/19	200	191,500
United States Steel Corp., Sr. Unsec’d. Notes	B1	7.375%		04/01/20(a)	1,085	1,079,575
United States Steel Corp., Sr. Unsec’d. Notes	B1	7.500%		03/15/22(a)	545	538,188
Westmoreland Coal Co./Westmoreland Partners, Sr. Sec’d. Notes	Caa2	10.750%		02/01/18(a)	1,600	1,552,000

						54,366,900

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Non Captive – Consumer — 0.4%
American General Finance, Sr. Unsec’d. Notes, MTN	Caa1	5.400%		12/01/15	$3,390	$3,044,627
American General Finance, Sr. Unsec’d. Notes, MTN	Caa1	5.850%		06/01/13(a)	350	348,250
Springleaf Finance Corp., Sr. Unsec’d. Notes, MTN	Caa1	6.900%		12/15/17(a)	3,802	3,231,700

						6,624,577

Non Captive – Diversified — 3.8%
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes	Ba3	7.625%		04/15/20	400	443,000
Aircastle Ltd. (Bermuda), Sr. Unsec’d. Notes	Ba3	9.750%		08/01/18	615	701,100
Ally Financial, Inc., Gtd. Notes	B1	4.625%		06/26/15(a)	3,463	3,551,296
Ally Financial, Inc., Gtd. Notes	B1	5.500%		02/15/17(a)	1,925	2,012,170
Ally Financial, Inc., Gtd. Notes	B1	6.250%		12/01/17	1,370	1,481,771
Ally Financial, Inc., Gtd. Notes	B1	7.500%		12/31/13	775	817,625
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20(a)	875	1,004,063
Ally Financial, Inc., Gtd. Notes	B1	8.000%		03/15/20(a)	3,400	3,978,000
Ally Financial, Inc., Gtd. Notes	B1	8.000%		11/01/31(a)	2,980	3,474,680
Ally Financial, Inc., Gtd. Notes	B1	8.300%		02/12/15	1,250	1,384,375
CIT Group, Inc., Sr. Unsec’d. Notes	B1	4.250%		08/15/17(a)	3,125	3,243,182
CIT Group, Inc., Sr. Unsec’d. Notes	B1	5.000%		05/15/17(a)	2,532	2,702,910
CIT Group, Inc., Sr. Unsec’d. Notes	B1	5.000%		08/15/22	3,775	3,927,529
CIT Group, Inc., Sr. Unsec’d. Notes	B1	5.250%		03/15/18(a)	6,040	6,477,900
CIT Group, Inc., Sr. Unsec’d. Notes	B1	5.375%		05/15/20(a)	2,382	2,578,515
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	B1	4.750%		02/15/15(a)	3,300	3,440,250
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	B1	6.625%		04/01/18(a)	650	737,750
ILFC E-Capital Trust I, Ltd. Gtd. Notes, 144A	B2	4.520%	(c)	12/21/65	2,679	1,821,720
ILFC E-Capital Trust II, Ltd. Gtd. Notes, 144A	B2	6.250%	(c)	12/21/65	1,541	1,217,390
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.750%		09/01/16	2,500	2,809,375
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	6.250%		05/15/19	1,000	1,075,000
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.250%		12/15/20(a)	3,229	3,842,510
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.625%		09/15/15	1,200	1,366,500
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.625%		01/15/22(a)	2,640	3,187,800
International Lease Finance Corp., Sr. Unsec’d. Notes	Ba3	8.750%		03/15/17	800	936,000
iStar Financial, Inc., Sr. Unsec’d. Notes	Caa1	9.000%		06/01/17(a)	717	767,190
SquareTwo Financial Corp., Sec’d. Notes	B2	11.625%		04/01/17(a)	660	584,100

						59,563,701

Oil & Field Services — 1.4%
Bristow Group, Inc., Notes	Ba3	6.250%		10/15/22	1,168	1,195,950
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Gtd. Notes, 144A	Ba3	6.625%		11/15/19(a)	625	600,000
Cie Generale de Geophysique - Vertias (France), Gtd. Notes	Ba3	9.500%		05/15/16	2,000	2,160,000
Hercules Offshore, Inc., Gtd. Notes, 144A	Caa1	10.250%		04/01/19	500	518,750
Hornbeck Offshore Services, Inc., Gtd. Notes	Ba3	5.875%		04/01/20	1,525	1,551,688
Key Energy Services, Inc., Gtd. Notes	B1	6.750%		03/01/21(a)	2,000	2,030,000
McJunkin Red Man Corp., Sr. Sec’d. Notes	B3	9.500%		12/15/16	275	296,656
Ocean Rig UDW, Inc. (Marshall Islands), Sr. Unsec’d. Notes	CCC+(d)	9.500%		04/27/16	700	720,857

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Field Services (cont’d.)
Offshore Group Investments Ltd. (Cayman Islands), Sr. Sec’d. Notes	B3	11.500%		08/01/15	$2,475	$2,734,875
Oil States International, Inc., Gtd. Notes	Ba3	6.500%		06/01/19(a)	1,650	1,753,125
Parker Drilling Co., Gtd. Notes	B1	9.125%		04/01/18	850	915,875
Petroleum Geo-Services ASA (Norway), Gtd. Notes, 144A	Ba2	7.375%		12/15/18	700	747,250
Pioneer Drilling Co., Gtd. Notes	B2	9.875%		03/15/18	1,000	1,087,500
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.500%		12/15/21	1,750	1,868,125
Precision Drilling Corp. (Canada), Gtd. Notes	Ba1	6.625%		11/15/20(a)	1,055	1,123,575
Seadrill Ltd. (Bermuda), Sr. Unsec’d. Notes	NR	6.500%		10/05/15	1,200	1,251,000
Seadrill Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	NR	5.625%		09/15/17	200	201,500
Trinidad Drilling Ltd. (Canada), Sr. Unsec’d. Notes, 144A	B1	7.875%		01/15/19	900	972,338

						21,729,064

Other Financial Institutions — 0.5%
ACE Cash Express, Inc., Sr. Sec’d. Notes, 144A	B3	11.000%		02/01/19	2,565	2,411,100
CNG Holdings, Inc., Sr. Sec’d. Notes, 144A	B3	9.375%		05/15/20	2,913	2,993,108
Community Choice Financial, Inc., Sr. Sec’d. Notes, 144A.	B3	10.750%		05/01/19	1,465	1,428,375
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Sec’d. Notes, 144A	B2	9.500%		08/15/19	750	723,750
Nationstar Mortgage LLC/Nationstar Capital Corp., Gtd. Notes, 144A	B2	7.875%		10/01/20	45	45,788

						7,602,121

Other Industrials — 1.8%
Altra Holdings, Inc., Sec’d. Notes	Ba3	8.125%		12/01/16	1,167	1,250,149
Belden, Inc., Gtd. Notes, 144A	Ba2	5.500%		09/01/22	1,475	1,508,188
Deluxe Corp., Gtd. Notes	Ba2	7.000%		03/15/19	1,470	1,563,712
Dycom Investments, Inc., Gtd. Notes	Ba3	7.125%		01/15/21	2,100	2,257,500
General Cable Corp., Gtd. Notes, 144A	B1	5.750%		10/01/22	1,652	1,676,780
Harland Clarke Holdings Corp., Gtd. Notes	Caa1	6.000%	(c)	05/15/15	1,875	1,368,750
Harland Clarke Holdings Corp., Sr. Sec’d. Notes, 144A	B1	9.750%		08/01/18	1,300	1,241,500
Interline Brands, Inc., Gtd. Notes	B2	7.000%		11/15/18	2,875	3,112,188
International Wire Group Holdings, Inc., Sec’d. Notes	B3	8.500%		10/15/17	2,125	2,125,000
Liberty Tire Recycling, Gtd. Notes, 144A	Caa2	11.000%		10/01/16	1,050	1,018,500
New Enterprise Stone & Lime Co., Gtd. Notes	Caa3	11.000%		09/01/18	1,000	720,000
New Enterprise Stone & Lime Co., Gtd. Notes, PIK, 144A	Caa1	9.000%		03/15/18	590	605,186
Rexel SA (France), Gtd. Notes, 144A	Ba2	6.125%		12/15/19	1,375	1,416,250
Thermadyne Holdings Corp., Sr. Sec’d. Notes	B2	9.000%		12/15/17	1,735	1,847,775
Thermon Industries, Inc., Sec’d. Notes	B1	9.500%		05/01/17	1,755	1,954,631
Trimas Corp., Sec’d. Notes	B1	9.750%		12/15/17	2,210	2,552,550
Tutor Perini Corp., Gtd. Notes	B1	7.625%		11/01/18	1,493	1,511,662

						27,730,321

Packaging — 2.8%
AEP Industries, Inc., Sr. Unsec’d. Notes	B3	8.250%		04/15/19	1,200	1,272,000
Ardagh Packaging Finance PLC (Ireland), Gtd. Notes, 144A	B3	9.125%		10/15/20(a)	4,125	4,372,500
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A	Ba3	7.375%		10/15/17(a)	1,100	1,179,750

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Packaging (cont’d.)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Gtd. Notes, 144A	B3	9.125%		10/15/20	$1,300	$1,371,500
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	Ba3	7.375%		10/15/17(a)	1,675	1,794,344
Ball Corp., Gtd. Notes	Ba1	5.000%		03/15/22	450	471,375
Berry Plastics Corp., Sec’d. Notes	Caa1	4.264%	(c)	09/15/14	550	545,875
Berry Plastics Corp., Sec’d. Notes	Caa1	9.500%		05/15/18(a)	1,264	1,387,240
Berry Plastics Corp., Sec’d. Notes	Caa1	9.750%		01/15/21(a)	2,925	3,334,500
BWAY Parent Co., Inc., Sr. Unsec’d. Notes, PIK	Caa1	10.125%		11/01/15	1,966	2,074,313
Greif, Inc., Sr. Unsec’d. Notes	Ba2	6.750%		02/01/17	1,000	1,105,000
Greif, Inc., Sr. Unsec’d. Notes	Ba2	7.750%		08/01/19	860	993,300
Plastipak Holdings, Inc., Gtd. Notes, 144A	B3	8.500%		12/15/15	3,000	3,082,500
Plastipak Holdings, Inc., Sr. Notes, 144A	B3	10.625%		08/15/19	1,755	2,009,475
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa1	8.250%		02/15/21(a)	750	744,375
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa2	8.500%		05/15/18(a)	2,000	2,030,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa2	9.000%		04/15/19(a)	500	510,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Gtd. Notes	Caa2	9.875%		08/15/19(a)	3,500	3,723,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	6.875%		02/15/21(a)	1,350	1,424,250
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.125%		04/15/19	2,500	2,637,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	B1	7.875%		08/15/19	1,875	2,025,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes, 144A	B1	5.750%		10/15/20	4,630	4,630,000
Sealed Air Corp., Gtd. Notes, 144A	B1	8.375%		09/15/21	825	924,000

						43,641,922

Paper — 1.2%
Appleton Papers, Inc., Sr. Sec’d. Notes, 144A	B1	10.500%		06/15/15	2,023	2,149,438
Cascades, Inc. (Canada), Gtd. Notes	Ba3	7.875%		01/15/20	1,000	1,047,500
Graphic Packaging International, Inc., Gtd. Notes	B2	7.875%		10/01/18	1,500	1,661,250
Graphic Packaging International, Inc., Gtd. Notes	B2	9.500%		06/15/17	1,800	1,971,000
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A	B2	8.000%		06/01/16(a)	1,225	1,277,062
Louisiana-Pacific Corp., Gtd. Notes	B1	7.500%		06/01/20	333	370,879
NewPage Corp., Sr. Sec’d. Notes(i)	NR	11.375%		12/31/14	7,750	4,882,500
Resolute Forest Products, Sr. Sec’d. Notes	B1	10.250%		10/15/18(a)	2,792	3,175,900
Sappi Papier Holding GmbH (Austria), Sr. Sec’d. Notes, 144A	Ba2	8.375%		06/15/19(a)	925	989,750
Smurfit Kappa Acquisitions (Ireland), Gtd. Notes, 144A	Ba2	4.875%		09/15/18	950	938,125
Verso Paper Holdings LLC/Verso Paper, Inc., Sec’d. Notes	B3	8.750%		02/01/19(a)	925	444,000

						18,907,404

Pharmaceuticals — 1.4%
Catalent Pharma Solutions, Inc., Gtd. Notes, 144A	Caa1	7.875%		10/15/18	587	595,805
Elan Finance PLC/Elan Finance Corp. (Ireland), Gtd. Notes	B1	8.750%		10/15/16	1,565	1,712,110

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Elan Finance PLC/Elan Finance Corp. (Ireland), Gtd. Notes, 144A	B1	6.250%		10/15/19	$1,063	$1,070,972
Endo Health Solutions, Inc., Gtd. Notes	Ba3	7.250%		01/15/22	633	683,640
Mylan, Inc., Gtd. Notes, 144A	Ba2	7.875%		07/15/20	2,475	2,778,188
Sky Growth Acquisition Corp., Gtd. Notes, 144A	Caa1	7.375%		10/15/20	1,740	1,748,700
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500%		07/15/16	2,000	2,097,500
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.750%		10/01/17	1,150	1,224,750
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.875%		12/01/18(a)	1,600	1,684,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	7.000%		10/01/20(a)	3,870	4,073,175
Valeant Pharmaceuticals International, Sr. Notes, 144A	B1	6.375%		10/15/20	110	112,200
VPI Escrow Corp., Sr. Notes, 144A	B1	6.375%		10/15/20	2,285	2,330,700
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (Puerto Rico), Gtd. Notes	B3	7.750%		09/15/18	1,315	1,403,762

						21,515,502

Pipelines — 0.1%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Sr. Notes, 144A	B2	6.625%		10/01/20	406	413,105
Hiland Partners LP/Hiland Partners Finance Corp., Gtd. Notes, 144A	B3	7.250%		10/01/20	316	328,640
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Sr. Notes, 144A	B1	5.875%		10/01/20	379	388,475

						1,130,220

Property & Casualty Insurance — 0.6%
Catlin Insurance Co. Ltd. (Bermuda), Jr. Sub. Notes, 144A	BBB+(d)	7.249%	(c)	01/19/17	2,125	2,074,531
Hub International Ltd. (Canada), Gtd. Notes, 144A	Caa2	8.125%		10/15/18	1,004	1,016,550
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa3	10.750%	(c)	06/15/88	3,404	4,935,800
XL Group PLC (Ireland), Jr. Sub. Notes	Ba1	6.500%	(c)	12/31/49(a)	1,050	966,000

						8,992,881

Railroads
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba2	6.125%		06/15/21(a)	270	303,075
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba2	6.625%		12/15/20	425	481,312

						784,387

Real Estate Investment Trusts — 0.4%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., Gtd. Notes	B1	7.750%		02/15/19	1,600	1,696,000
CB Richard Ellis Services, Inc., Gtd. Notes	Ba1	6.625%		10/15/20(a)	805	879,462
CNL Lifestyle Properties, Inc., Gtd. Notes	Ba3	7.250%		04/15/19	500	473,750
Kennedy-Wilson, Inc., Gtd. Notes	B2	8.750%		04/01/19	590	628,350
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	Ba1	6.375%		02/15/22	940	1,010,500
Senior Housing Properties Trust, Sr. Unsec’d. Notes	Baa3	6.750%		12/15/21	1,975	2,222,612

						6,910,674

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Refining — 0.2%
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes	B3	9.375%	05/01/19	$400	$430,000
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes	B3	9.375%	05/01/19	108	116,100
Calumet Specialty Products Partners LP/Calumet Finance Corp., Gtd. Notes, 144A	B3	9.625%	08/01/20	394	424,535
Citgo Petroleum Corp., Sr. Sec’d. Notes, 144A	Ba2	11.500%	07/01/17	775	891,250
PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.250%	02/15/20	1,028	1,079,400
Petroplus Finance Ltd. (Bermuda), Sr. Sec’d. Notes, 144A(i)	NR	6.750%	05/01/14	1,020	142,800
Tesoro Corp., Gtd. Notes	Ba1	4.250%	10/01/17(a)	89	91,670
Tesoro Corp., Gtd. Notes	Ba1	5.375%	10/01/22	141	145,230

					3,320,985

Restaurants — 0.6%
CKE Restaurants, Inc., Sec’d. Notes	B2	11.375%	07/15/18	490	568,400
CKE, Inc., Sr. Notes, PIK, 144A	Caa1	10.500%	03/14/16	235	253,809
Dave & Buster’s, Inc., Gtd. Notes	Caa1	11.000%	06/01/18	1,000	1,130,000
DineEquity, Inc., Gtd. Notes	B3	9.500%	10/30/18(a)	925	1,042,938
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875%	08/15/16	2,450	2,621,500
Landry’s, Inc., Sr. Notes, 144A	Caa1	9.375%	05/01/20	2,050	2,162,750
Ruby Tuesday, Inc., Gtd. Notes, 144A	B3	7.625%	05/15/20	477	457,920
Wok Acquisition Corp., Gtd. Notes, 144A	Caa1	10.250%	06/30/20	1,475	1,559,812

					9,797,129

Retailers — 2.2%
Academy Ltd./Academy Finance Corp., Gtd. Notes, 144A	Caa1	9.250%	08/01/19	1,025	1,126,219
Claire’s Stores, Inc., Sec’d. Notes	Caa2	8.875%	03/15/19(a)	3,422	3,148,240
Claire’s Stores, Inc., Sr. Sec’d. Notes, 144A	B2	9.000%	03/15/19(a)	3,374	3,500,525
Gymboree Corp., Gtd. Notes	Caa2	9.125%	12/01/18(a)	1,500	1,426,875
Ltd. Brands, Inc., Gtd. Notes	Ba1	5.625%	02/15/22(a)	575	619,562
Pantry, Inc. (The), Gtd. Notes, 144A	Caa1	8.375%	08/01/20	4,750	4,868,750
Party City Holdings, Inc., Sr. Notes, 144A	Caa1	8.875%	08/01/20(a)	660	702,900
Penske Automotive Group, Inc., Gtd. Notes, 144A	B2	5.750%	10/01/22(a)	2,234	2,289,850
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.500%	10/01/19	760	840,945
Rite Aid Corp., Gtd. Notes	Caa2	9.500%	06/15/17(a)	6,000	6,172,500
Sears Holdings Corp., Sec’d. Notes	B2	6.625%	10/15/18	500	466,250
Susser Holdings LLC/Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	3,930	4,229,662
Toys R Us - Delaware, Inc., Sr. Sec’d. Notes, 144A	B1	7.375%	09/01/16(a)	1,250	1,271,875
Toys R Us Property Co. II LLC, Sr. Sec’d. Notes	Ba1	8.500%	12/01/17(a)	2,000	2,155,000
Toys R Us, Inc., Sr. Unsec’d. Notes, 144A	B3	10.375%	08/15/17	1,025	1,048,062

					33,867,215

Supermarkets — 0.7%
American Stores Co., Gtd. Notes	Caa1	7.900%	05/01/17	200	186,000
American Stores Co., Gtd. Notes, MTN	Caa1	7.100%	03/20/28	90	71,775
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	2,550	2,747,625
New Albertsons, Inc., Sr. Unsec’d. Notes	Caa1	7.450%	08/01/29	566	315,545
New Albertsons, Inc., Sr. Unsec’d. Notes	Caa1	8.700%	05/01/30	86	51,063
New Albertsons, Inc., Unsec’d. Notes	Caa1	8.000%	05/01/31	548	323,320
Stater Bros Holdings, Inc., Gtd. Notes	B2	7.750%	04/15/15	700	714,875

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Supermarkets (cont’d.)
SUPERVALU, Inc., Sr. Unsec’d. Notes	Caa1	7.500%	11/15/14	(a)	$3,700	$3,552,000
SUPERVALU, Inc., Sr. Unsec’d. Notes	Caa1	8.000%	05/01/16	(a)	3,665	3,271,012

						11,233,215

Technology — 9.3%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	7.750%	08/01/20	(a)	427	433,405
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	Ba3	8.125%	12/15/17	(a)	750	789,435
Amkor Technology, Inc., Gtd. Notes, 144A	Ba3	6.375%	10/01/22		575	566,375
Amkor Technology, Inc., Sr. Unsec’d. Notes	Ba3	6.675%	06/01/21		350	355,250
Amkor Technology, Inc., Sr. Unsec’d. Notes	Ba3	7.375%	05/01/18		700	728,000
Anixter, Inc., Gtd. Notes	Ba3	5.625%	05/01/19		200	209,000
Avaya, Inc., Gtd. Notes	Caa2	9.750%	11/01/15	(a)	4,551	4,039,014
Avaya, Inc., Gtd. Notes, PIK	Caa2	10.125%	11/01/15	(a)	3,000	2,677,500
Avaya, Inc., Sr. Sec’d. Notes, 144A	B1	7.000%	04/01/19	(a)	755	702,150
CDW LLC/CDW Finance Corp., Gtd. Notes	B3	8.500%	04/01/19	(a)	7,610	8,275,875
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535%	10/12/17		4,970	5,305,475
Ceridian Corp., Gtd. Notes	Caa2	11.250%	11/15/15		7,875	7,756,875
Ceridian Corp., Sr. Sec’d. Notes, 144A	B1	8.875%	07/15/19		330	356,400
CommScope, Inc., Gtd. Notes, 144A	B3	8.250%	01/15/19	(a)	5,210	5,626,800
CoreLogic, Inc., Gtd. Notes	Ba3	7.250%	06/01/21		1,200	1,299,000
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500%	12/15/17		2,875	3,169,688
Equinix, Inc., Sr. Unsec’d. Notes	Ba2	7.000%	07/15/21		505	565,600
Equinix, Inc., Sr. Unsec’d. Notes	Ba2	8.125%	03/01/18		600	666,000
Fidelity National Information Services, Inc., Gtd. Notes	Ba2	5.000%	03/15/22		1,067	1,101,678
Fidelity National Information Services, Inc., Gtd. Notes	Ba2	7.625%	07/15/17		185	202,575
First Data Corp., Gtd. Notes	Caa1	9.875%	09/24/15	(a)	1,061	1,082,220
First Data Corp., Gtd. Notes	Caa1	10.550%	09/24/15	(a)	2,450	2,508,188
First Data Corp., Gtd. Notes	Caa1	12.625%	01/15/21	(a)	5,717	5,924,242
First Data Corp., Gtd. Notes, 144A	Caa1	9.875%	09/24/15		1,000	1,015,000
First Data Corp., Sec’d. Notes, 144A	Caa1	8.250%	01/15/21	(a)	2,027	2,021,932
First Data Corp., Sec’d. Notes, PIK, 144A	Caa1	8.750%	01/15/22	(a)	982	989,048
First Data Corp., Sr. Sec’d. Notes, 144A	B1	6.750%	11/01/20	(a)	4,750	4,720,312
First Data Corp., Sr. Sec’d. Notes, 144A	B1	7.375%	06/15/19	(a)	700	721,875
Freescale Semiconductor, Inc., Gtd. Notes	Caa1	8.050%	02/01/20	(a)	5,615	5,530,775
Freescale Semiconductor, Inc., Sr. Sec’d. Notes, 144A	B1	9.250%	04/15/18	(a)	2,050	2,229,375
iGate Corp., Gtd. Notes	B2	9.000%	05/01/16	(a)	1,220	1,338,950
Infor US, Inc., Gtd. Notes, 144A	Caa1	9.375%	04/01/19		750	832,500
Intcomex, Inc., Sec’d. Notes	B3	13.250%	12/15/14		561	573,622
Interactive Data Corp., Gtd. Notes	Caa1	10.250%	08/01/18		5,931	6,642,720
Iron Mountain, Inc., Gtd. Notes	B1	7.750%	10/01/19	(a)	936	1,053,000
Iron Mountain, Inc., Sr. Sub. Notes	B1	5.750%	08/15/24	(a)	633	634,583
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	4.700%	09/15/22		225	223,875
Legend Acquisition Sub, Inc., Sr. Notes, 144A	Caa1	10.750%	08/15/20		1,325	1,298,500
Lender Processing Services, Inc., Sr. Unsec’d. Notes	Ba2	5.750%	04/15/23		540	549,450
NCR Corp., Sr. Notes, 144A	Ba2	5.000%	07/15/22		104	105,040
Nokia OYJ (Finland), Sr. Unsec’d. Notes	Ba3	5.375%	05/15/19	(a)	355	297,312
Nokia OYJ (Finland), Sr. Unsec’d. Notes	Ba3	6.625%	05/15/39		368	295,320
Nortel Networks Ltd. (Canada), Gtd. Notes(i)	NR	10.750%	07/15/16	(a)	7,500	8,325,000
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B3	9.750%	08/01/18		4,150	4,772,500

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Technology (cont’d.)
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	NR	10.000%		07/15/13	$4,667	$4,982,022
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	6.875%		05/01/20	1,100	1,172,875
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750%		12/15/18(a)	1,000	1,105,000
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%		10/01/16	2,000	2,215,000
Seagate Technology International (Cayman Islands), Sec’d. Notes, 144A	Baa3	10.000%		05/01/14	2,427	2,663,632
Sensata Technologies BV (Netherlands), Gtd. Notes, 144A	B2	6.500%		05/15/19(a)	2,875	3,069,062
Sitel LLC/Sitel Finance Corp., Gtd. Notes	Caa2	11.500%		04/01/18	1,200	870,000
Sitel LLC/Sitel Finance Corp., Sr. Sec’d. Notes, 144A	B1	11.000%		08/01/17	658	661,290
Sophia LP/Sophia Finance, Inc., Gtd. Notes, 144A	Caa1	9.750%		01/15/19	4,885	5,251,375
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%		08/12/15	7,230	7,555,350
Sungard Data Systems, Inc., Gtd. Notes	Caa1	7.625%		11/15/20	1,119	1,214,115
Sungard Data Systems, Inc., Gtd. Notes	Caa1	10.250%		08/15/15	4,000	4,100,000
Syniverse Holdings, Inc., Gtd. Notes	Caa1	9.125%		01/15/19	1,850	1,988,750
TransUnion Holding Co., Inc., Sr. Unsec’d. Notes, PIK, 144A	Caa1	9.625%		06/15/18	4,805	5,237,450
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes	B3	11.375%		06/15/18	4,475	5,269,312

						145,866,667

Textile — 0.2%
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%		05/15/20	1,700	1,921,000
Quicksilver, Inc., Gtd. Notes	Caa1	6.875%		04/15/15(a)	1,636	1,627,820

						3,548,820

Tobacco
Alliance One International, Inc., Sr. Unsec’d. Notes	B3	10.000%		07/15/16	635	657,225

Transportation Services — 1.0%
ACL I Corp., Sr. Unsec’d. Notes, PIK	Caa1	10.625%		02/15/16	874	856,367
Aguila 3 SA (Luxembourg), Sr. Sec’d. Notes, 144A	B2	7.875%		01/31/18	500	525,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	8.250%		01/15/19(a)	2,350	2,558,563
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes	B2	9.625%		03/15/18	1,214	1,347,540
Bluewater Holding BV (Netherlands), Gtd. Notes, 144A	NR	3.455%	(c)	07/17/14	900	834,750
Commercial Barge Line Co., Sec’d. Notes	B2	12.500%		07/15/17	1,000	1,113,750
Hertz Corp. (The), Gtd. Notes	B2	6.750%		04/15/19(a)	610	643,550
Hertz Corp. (The), Gtd. Notes	B2	7.375%		01/15/21	420	451,500
Hertz Corp. (The), Gtd. Notes	B2	7.500%		10/15/18	3,141	3,392,280
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Marshall Islands), Sr. Sec’d. Notes	B3	8.625%		11/01/17	137	130,492
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Marshall Islands), Sr. Sec’d. Notes	Ba3	8.875%		11/01/17(a)	734	753,268

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Transportation Services (cont’d.)
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Marshall Islands), Sr. Sec’d. Notes, 144A	BB-(d)	8.875%	11/01/17		$215	$221,988
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc. (Marshall Islands), Gtd. Notes	B3	9.250%	04/15/19		504	473,760
OSX 3 Leasing BV (Netherlands), Sr. Sec’d. Notes, 144A	NR	9.250%	03/20/15		300	310,740
SPL Logistics Escrow LLC/SPL Logistics Finance Corp., Sr. Sec’d. Notes, 144A	B2	8.875%	08/01/20		161	172,270
Teekay LNG Partners LP (Marshall Islands), Sr. Unsec’d. Notes	NR	7.570%	05/03/17	NOK	4,500	797,273
TRAC Intermodal LLC/TRAC Intermodal Corp., Sr. Sec’d. Notes, 144A	B3	11.000%	08/15/19		300	313,500
Ultrapetrol Bahamas Ltd. (Bahamas), First Mortgage	Caa1	9.000%	11/24/14		785	669,212

						15,565,803

Wireless — 4.4%
Brightstar Corp., Gtd. Notes, 144A	B1	9.500%	12/01/16		4,645	4,987,568
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	B3	12.000%	12/01/15		3,429	3,394,710
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec’d. Notes, 144A	B3	12.000%	12/01/15(a)		2,850	2,807,250
Cricket Communications, Inc., Gtd. Notes	B3	7.750%	10/15/20(a)		2,885	2,812,875
Cricket Communications, Inc., Sr. Sec’d. Notes	Ba2	7.750%	05/15/16(a)		2,500	2,637,500
Crown Castle International Corp., Sr. Unsec’d. Notes	B1	9.000%	01/15/15		1,450	1,555,125
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	8.250%	09/30/20		1,600	1,680,000
Digicel Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Caa1	10.500%	04/15/18		1,500	1,631,250
Eileme 2 AB (Sweden), Gtd. Notes, 144A	B3	11.625%	01/31/20		2,580	2,889,600
MetroPCS Wireless, Inc., Gtd. Notes	B2	6.625%	11/15/20(a)		2,065	2,163,088
MetroPCS Wireless, Inc., Gtd. Notes	B2	7.875%	09/01/18(a)		400	432,000
Nextel Communications, Inc., Gtd. Notes	NR	5.950%	03/15/14		1,000	1,002,500
Nextel Communications, Inc., Gtd. Notes	B+(d)	7.375%	08/01/15		3,720	3,733,950
NII Capital Corp., Gtd. Notes	B2	7.625%	04/01/21		3,548	2,820,660
NII Capital Corp., Gtd. Notes	B2	8.875%	12/15/19		2,025	1,701,000
SBA Telecommunications, Inc., Gtd. Notes, 144A	B1	5.750%	07/15/20		83	87,150
Sprint Capital Corp., Gtd. Notes	B3	6.875%	11/15/28		2,400	2,208,000
Sprint Capital Corp., Gtd. Notes	B3	6.900%	05/01/19(a)		875	907,812
Sprint Capital Corp., Gtd. Notes	B3	8.750%	03/15/32(a)		651	673,785
Sprint Nextel Corp., Gtd. Notes, 144A	Ba3	7.000%	03/01/20(a)		1,150	1,288,000
Sprint Nextel Corp., Gtd. Notes, 144A	Ba3	9.000%	11/15/18(a)		2,674	3,208,800
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	6.000%	12/01/16(a)		4,340	4,470,200
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	7.000%	08/15/20(a)		3,785	3,936,400
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	8.375%	08/15/17(a)		2,050	2,280,625
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	9.125%	03/01/17		2,198	2,489,234
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	11.500%	11/15/21		243	304,358
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland), Unsec’d. Notes, 144A	Ba3	7.748%	02/02/21		1,450	1,549,688
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B3	11.750%	07/15/17		7,625	7,186,563
Wind Acquisition Finance SA (Luxembourg), Sr. Sec’d. Notes, 144A	Ba3	7.250%	02/15/18		2,703	2,566,210

						69,405,901

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Wirelines — 1.6%
Cincinnati Bell, Inc., Gtd. Notes	B1	8.250%	10/15/17(a)	$490	$523,075
eAccess Ltd. (Japan), Gtd. Notes, 144A	Ba3	8.250%	04/01/18(a)	1,130	1,028,300
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%	01/15/23(a)	1,699	1,766,960
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.125%	10/01/18(a)	2,250	2,531,250
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.500%	04/15/20(a)	2,250	2,542,500
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.750%	04/15/22(a)	290	329,150
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	9.250%	07/01/21(a)	870	1,007,025
Level 3 Communications, Inc., Sr. Unsec’d. Notes	Caa2	11.875%	02/01/19	2,125	2,411,875
Level 3 Financing, Inc., Gtd. Notes	B3	8.125%	07/01/19(a)	1,928	2,048,500
Level 3 Financing, Inc., Gtd. Notes	B3	8.625%	07/15/20(a)	2,636	2,846,880
Level 3 Financing, Inc., Gtd. Notes	B3	9.375%	04/01/19	500	555,000
Level 3 Financing, Inc., Gtd. Notes, 144A	B3	7.000%	06/01/20(a)	1,425	1,439,250
PAETEC Holding Corp., Sr. Sec’d. Notes	BB-(d)	8.875%	06/30/17	500	542,500
tw telecom holdings, Inc., Notes, 144A	B1	5.375%	10/01/22	90	91,800
Windstream Corp., Gtd. Notes	Ba3	7.500%	06/01/22(a)	250	265,000
Windstream Corp., Gtd. Notes	Ba3	7.500%	04/01/23(a)	1,550	1,619,750
Windstream Corp., Gtd. Notes	Ba3	7.750%	10/01/21(a)	1,250	1,346,875
Windstream Corp., Gtd. Notes	Ba3	7.875%	11/01/17(a)	1,600	1,788,000

					24,683,690

TOTAL CORPORATE BONDS (cost $1,355,554,360)					1,396,803,295

				Shares
COMMON STOCKS

Property & Casualty Insurance
Xlit Ltd. (Cayman Islands)				750	563,484

Transportation Services
General Maritime Corp.*				712	21,360

TOTAL COMMON STOCKS (cost $600,643)					584,844

PREFERRED STOCKS — 0.5%

Automotive — 0.2%
General Motors Co., Series B, CVT, 4.750%(a)				87,550	3,263,864

Banking — 0.2%
Citigroup Capital XIII, 7.875%				106,400	2,963,240

Life Insurance
Hartford Financial Services Group, Inc., 7.875%				17,200	481,428

Non Captive – Diversified — 0.1%
Ally Financial, Inc., 144A, 7.000%				1,470	1,375,231

TOTAL PREFERRED STOCKS (cost $8,440,129)					8,083,763

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Units	Value
WARRANTS(l)*

Gas Pipelines
SemGroup Corp. (Class A Stock), expiring 11/30/14	6,958	$83,869

Paper
Smurfit Kappa Funding PLC, 144A, expiring 10/01/13	900	47,131

Retailers
Neebo, Inc. (Class A Stock), expiring 06/20/19	2,792	—
Neebo, Inc. (Class B Stock), expiring 06/20/19	5,983	—

		—

Transportation Services
General Maritime Corp., expiring 05/17/17	1,101	—

TOTAL WARRANTS (cost $0)		131,000

TOTAL LONG-TERM INVESTMENTS (cost $1,434,956,504)		1,474,935,775

	Shares
SHORT-TERM INVESTMENT — 31.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $499,644,219; includes $417,383,329 of cash collateral for securities on loan)(b)(w)	499,644,219	499,644,219

TOTAL INVESTMENTS — 125.9% (cost $1,934,600,723)		1,974,579,994
Liabilities in excess of other assets(x) — (25.9)%		(405,765,516)

NET ASSETS — 100.0%		$1,568,814,478

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
DIP	Debtor-In-Possession
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-Kind
NOK	Norwegian Krone
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $408,607,003; cash collateral of $417,383,329 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.
(r)	Less than $500 par.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST HIGH YIELD PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
Norwegian Krone, Expiring 10/24/12	Citigroup Global Markets	NOK	4,616	$801,255	$804,946	$(3,691)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange risk exposure as of September 30, 2012.

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(2)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation(3)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Dow Jones CDX HY-19							Morgan
V1 Index	12/20/17	5.000%	$20,000	$(41,561)	$(56,250)	$14,689	Stanley

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2012.

(4)	The fair value of credit default swap agreements on credit indices serves as indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing the fair value in absolute terms, represents a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1  –  quoted prices generally in active markets for identical securities.

Level 2  –  other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds,

                 foreign currency exchange rates, and amortized cost.

Level 3  –  significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$563,484	$—	$21,360
Preferred Stocks	8,083,763	—	—
Warrants	83,869	47,131	—
Bank Loans	—	63,854,567	—
Commercial Mortgage-Backed Security	—	5,478,306	—
Corporate Bonds	—	1,396,803,293	2
Affiliated Money Market Mutual Fund	499,644,219	—	—
Other Financial Instruments*
Foreign Forward Currency Contract	—	(3,691)	—
Credit Default Swap	—	14,689	—

Total	$508,375,335	$1,466,194,295	$21,362

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 100.0%
AFFILIATED MUTUAL FUNDS — 91.9%
AST BlackRock Value Portfolio	4,262,414	$40,024,064
AST Federated Aggressive Growth Portfolio*	2,604,217	25,807,793
AST Goldman Sachs Concentrated Growth Portfolio	1,376,144	43,307,254
AST Goldman Sachs Large-Cap Value Portfolio	2,291,806	39,533,659
AST Goldman Sachs Mid-Cap Growth Portfolio	976,057	5,036,456
AST Goldman Sachs Small-Cap Value Portfolio	1,236,013	14,597,317
AST International Growth Portfolio	14,610,591	162,177,565
AST International Value Portfolio	8,778,840	126,766,447
AST Jennison Large-Cap Growth Portfolio*	7,108,176	100,865,022
AST Jennison Large-Cap Value Portfolio	6,427,395	78,799,864
AST Large-Cap Value Portfolio	5,613,289	77,238,861
AST Lord Abbett Core Fixed-Income Portfolio	6,947,994	79,485,047
AST Marsico Capital Growth Portfolio	4,663,896	101,253,191
AST MFS Growth Portfolio*	5,565,966	62,171,840
AST MFS Large-Cap Value Portfolio	3,776,090	38,478,357
AST Mid-Cap Value Portfolio	998,693	12,853,181
AST Money Market Portfolio	604,682,265	604,682,265
AST Neuberger Berman Core Bond Portfolio	4,976,334	52,649,615
AST Neuberger Berman Mid-Cap Growth Portfolio*	288,173	7,060,234
AST PIMCO Total Return Bond Portfolio	13,004,573	161,386,749
AST Prudential Core Bond Portfolio	12,587,690	135,065,911
AST Small-Cap Growth Portfolio*	1,313,772	29,520,454
AST Small-Cap Value Portfolio	2,451,828	35,183,731
AST T. Rowe Price Equity Income Portfolio	12,472,914	116,372,288
AST T. Rowe Price Large-Cap Growth Portfolio*	7,102,316	102,415,400
AST Western Asset Core Plus Bond Portfolio	10,086,909	107,324,708

TOTAL AFFILIATED MUTUAL FUNDS (cost $2,258,250,303)(w)		2,360,057,273

EXCHANGE TRADED FUNDS — 8.1%
Consumer Staples Select Sector SPDR Fund	473,072	16,950,170
Financial Select Sector SPDR Fund	691,215	10,782,954
Health Care Select Sector SPDR Fund	478,942	19,210,364
iShares MSCI Emerging Markets Index Fund	701,580	28,989,286
PowerShares QQQ Trust	1,010,230	69,281,573
SPDR S&P 500 ETF Trust	432,821	62,295,926

TOTAL EXCHANGE TRADED FUNDS (cost $185,131,092)		207,510,273

TOTAL LONG-TERM INVESTMENTS (cost $2,443,381,395)		2,567,567,546

	Shares	Value
SHORT-TERM INVESTMENT
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $1,104,395)(w)	1,104,395	$1,104,395

TOTAL INVESTMENTS — 100.0% (cost $2,444,485,790)		2,568,671,941
Liabilities in excess of other assets — 0.0%		(330,927)

NET ASSETS — 100.0%		$2,568,341,014

The following abbreviations are used in the Portfolio descriptions:

ETF	Exchange Traded Fund
MSCI	Morgan Stanley Capital International
SPDR	Standard & Poor’s Depositary Receipts
*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

AST HORIZON MODERATE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$2,361,161,668	$—	$—
Exchange Traded Funds	207,510,273	—	—

Total	$2,568,671,941	$—	$—

AST INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.8%
COMMON STOCKS — 94.7%
Argentina — 0.6%
MercadoLibre, Inc.	182,399	$15,057,038

Belgium — 1.1%
Anheuser-Busch InBev NV	320,030	27,212,708

Brazil — 5.0%
Arezzo Industria e Comercio SA	751,794	13,558,066
BR Malls Participacoes SA	1,245,471	17,146,921
Cia de Bebidas das Americas	679,152	21,340,231
Grupo BTG Pactual	1,480,928	23,595,498
Mills Estruturas e Servicos de Engenharia SA	878,592	12,603,012
Odontoprev SA	2,453,893	13,678,131
Raia Drogasil SA	1,649,750	18,757,794

		120,679,653

Canada — 1.5%
Brookfield Asset Management, Inc. (Class A Stock)	292,182	10,083,201
Canadian National Railway Co.	121,547	10,724,092
Imax Corp.*(a)	237,504	4,728,705
Toronto-Dominion Bank (The)	133,942	11,170,689

		36,706,687

Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, ADR	121,175	7,469,227

China — 4.6%
Baidu, Inc., ADR*	305,295	35,664,562
China Mobile Ltd.	813,000	9,012,847
China Overseas Land & Investment Ltd.	11,071,322	27,902,067
NetEase, Inc., ADR*(a)	149,538	8,395,063
Tencent Holdings Ltd.	875,320	29,634,559

		110,609,098

Colombia — 1.0%
Ecopetrol SA, ADR(a)	427,818	25,211,315

Denmark — 3.1%
Coloplast A/S (Class B Stock)	24,739	5,151,204
Novo Nordisk A/S (Class B Stock)	441,688	69,776,274

		74,927,478

France — 7.1%
Arkema SA	83,426	7,811,070
BNP Paribas SA	534,946	25,421,243
Danone SA	121,363	7,471,923
Dassault Systemes SA	320,762	33,701,073
Pernod-Ricard SA	127,311	14,284,000
Remy Cointreau SA	188,153	21,639,844
Sanofi	121,554	10,364,065
Schneider Electric SA	104,146	6,163,669
Technip SA	332,431	36,956,239
Unibail-Rodamco SE, REIT	40,375	8,047,190

		171,860,316

Germany — 6.7%
Adidas AG	319,386	26,201,653
Bayerische Motoren Werke AG	323,000	23,621,695
Brenntag AG	44,214	5,658,992
Fresenius SE & Co. KGaA	298,436	34,645,851
Kabel Deutschland Holding AG*	219,290	15,642,638

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
SAP AG	779,461	$55,200,719

		160,971,548

Hong Kong — 4.1%
AIA Group Ltd.	7,719,600	28,604,451
ASM Pacific Technology Ltd.	639,400	7,560,639
China Unicom Hong Kong Ltd.	8,340,000	13,590,950
CNOOC Ltd.	3,323,100	6,747,023
Hang Lung Properties Ltd.	2,875,000	9,789,029
Michael Kors Holdings Ltd.	602,339	32,032,388

		98,324,480

Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk PT	8,996,000	6,972,522

Ireland — 5.1%
Accenture PLC (Class A Stock)	660,434	46,250,193
Experian PLC	1,959,894	32,566,262
Seagate Technology PLC	363,471	11,267,601
Shire PLC	1,091,539	31,973,965

		122,058,021

Israel — 1.0%
Check Point Software Technologies Ltd.*(a)	495,667	23,871,323

Italy — 3.7%
Brunello Cucinelli SpA	29,163	504,051
Eni SpA	1,287,135	28,151,633
Luxottica Group SpA	490,019	17,335,608
Prada SpA	3,930,354	29,199,970
Salvatore Ferragamo Italia SpA(a)	652,869	13,582,910

		88,774,172

Japan — 6.9%
Canon, Inc.	395,200	12,685,010
Daito Trust Construction Co. Ltd.	42,300	4,246,249
FANUC Corp.	203,804	32,803,961
Honda Motor Co. Ltd.	463,300	14,318,448
Hoya Corp.	468,600	10,280,224
Marubeni Corp.	1,037,000	6,592,737
Nikon Corp.	308,500	8,482,907
ORIX Corp.	127,450	12,765,350
Rakuten, Inc.	1,670,500	16,985,728
Softbank Corp.	333,000	13,463,700
Sumitomo Realty & Development Co. Ltd.	309,000	8,188,020
Unicharm Corp.	442,816	25,388,997

		166,201,331

Luxembourg — 0.6%
Millicom International Cellular SA, SDR	158,318	14,689,870

Macau — 0.7%
Sands China Ltd.	4,772,069	17,667,983

Mexico — 1.4%
Corp. Inmobiliaria Vesta SAB de CV*(g)	283,256	422,296
Corp. Inmobiliaria Vesta SAB de CV, 144A*(g)	6,201,300	9,245,281
Grupo Financiero Santander Mexico SAB de CV (Class B Stock), ADR*	887,883	12,163,997
Mexichem SAB de CV	2,387,903	11,388,767

		33,220,341

Netherlands — 4.4%
ASML Holding NV	122,765	6,561,202

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Netherlands (cont’d.)
Core Laboratories NV(a)	169,017	$20,532,185
Gemalto NV	166,715	14,664,527
LyondellBasell Industries NV (Class A Stock)	361,660	18,683,356
Royal Dutch Shell PLC (Class B Stock)	303,431	10,769,799
Unilever NV, CVA	308,307	10,907,106
Yandex NV*(a)	475,262	11,458,567
Ziggo NV	353,618	12,021,594

		105,598,336

Norway — 0.4%
Statoil ASA	356,025	9,191,310

Peru — 1.3%
Credicorp Ltd.	251,199	31,470,211

South Africa — 3.0%
Aspen Pharmacare Holdings Ltd.*	213,318	3,665,082
Discovery Holdings Ltd.	894,166	5,962,539
FirstRand Ltd.	2,126,290	7,125,102
Mr. Price Group Ltd.	1,463,168	22,148,809
Naspers Ltd. (Class N Stock)	310,865	19,234,188
Woolworths Holdings Ltd.	2,039,558	14,896,640

		73,032,360

South Korea — 3.2%
Orion Corp.	21,415	18,694,716
Samsung Electronics Co. Ltd.	48,097	57,961,611

		76,656,327

Spain — 2.4%
Inditex SA	476,064	59,114,941

Sweden — 0.7%
Atlas Copco AB (Class A Stock)	399,158	9,315,388
Elekta AB (Class B Stock)	564,644	7,456,897

		16,772,285

Switzerland — 5.3%
Dufry AG*	158,898	19,040,728
Geberit AG*	33,137	7,205,228
Glencore International PLC(a)	1,763,864	9,772,502
Lindt & Spruengli AG*	98	3,537,586
Nestle SA	299,683	18,895,483
Partners Group Holding AG	36,389	7,571,852
Roche Holding AG	102,438	19,137,009
Swatch Group AG (The)	16,458	6,565,701
Syngenta AG	89,571	33,476,031
Wolseley PLC	47,816	2,039,980

		127,242,100

Taiwan — 1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	1,842,850	29,153,887

Thailand — 0.6%
CP ALL PCL	12,790,632	14,752,028

Turkey — 0.6%
BIM Birlesik Magazalar A/S	335,190	13,987,620

United Kingdom — 15.7%
Aggreko PLC	608,069	22,711,638
ARM Holdings PLC	5,023,502	46,643,849
Babcock International Group PLC	405,587	6,071,328
Barclays PLC	3,025,533	10,496,807

	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Berkeley Group Holdings PLC*	240,694	$5,464,753
BG Group PLC	1,148,174	23,175,957
British American Tobacco PLC	142,313	7,306,735
British Sky Broadcasting Group PLC	1,438,047	17,265,295
Burberry Group PLC	169,529	2,740,300
Compass Group PLC	2,903,361	32,044,944
Diageo PLC	1,927,481	54,142,025
InterContinental Hotels Group PLC	689,270	18,031,189
John Wood Group PLC	474,764	6,160,041
Johnson Matthey PLC	215,581	8,400,164
Next PLC	132,300	7,370,533
Pearson PLC(a)	429,168	8,385,571
Rolls-Royce Holdings PLC*	3,777,516	51,422,578
Standard Chartered PLC	771,248	17,435,807
Tullow Oil PLC	658,727	14,572,900
Weir Group PLC (The)	239,389	6,834,495
Whitbread PLC	334,489	12,250,247

		378,927,156

United States — 1.1%
Perrigo Co.	127,837	14,850,824
Wynn Resorts Ltd.	107,648	12,426,885

		27,277,709

TOTAL COMMON STOCKS (cost $2,139,148,829)		2,285,661,381

PREFERRED STOCK — 1.1%
Germany
Volkswagen AG (PRFC) (cost $27,531,550)	149,015	27,182,245

TOTAL LONG-TERM INVESTMENTS (cost $2,166,680,379)		2,312,843,626

SHORT-TERM INVESTMENT — 9.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $221,379,513; includes $102,634,230 of cash collateral for securities on loan)(b)(w)	221,379,513	221,379,513

TOTAL INVESTMENTS — 105.0% (cost $2,388,059,892)		2,534,223,139
Liabilities in excess of other assets(x) — (5.0)%		(121,621,435)

NET ASSETS — 100.0%		$2,412,601,704

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depository Receipt
CVA	Certificate Van Aandelen (Bearer)
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $98,810,621; cash collateral of $102,634,230 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2012:
Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
British Pound,
Expiring 12/18/12	Bank of New York Mellon	GBP	15,671	$25,264,348	$25,299,788	$(35,440)
Euro,
Expiring 12/17/12	Morgan Stanley	EUR	8,401	10,964,001	10,805,284	158,717
Japanese Yen,
Expiring 12/14/12	State Street Bank	JPY	720,929	9,171,425	9,245,121	(73,696)

				$45,399,774	$45,350,193	$49,581

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange risk exposure as of September 30, 2012.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$15,057,038	$—	$—
Belgium	27,212,708	—	—
Brazil	120,679,653	—	—
Canada	36,706,687	—	—
Chile	7,469,227	—	—
China	44,059,625	66,549,473	—
Colombia	25,211,315	—	—
Denmark	74,927,478	—	—
France	171,860,316	—	—
Germany	160,971,548	—	—
Hong Kong	32,032,388	66,292,092	—
Indonesia	—	6,972,522	—
Ireland	122,058,021	—	—
Israel	23,871,323	—	—
Italy	59,574,202	29,199,970	—
Japan	—	166,201,331	—
Luxembourg	14,689,870	—	—
Macau	—	17,667,983	—
Mexico	33,220,341	—	—
Netherlands	105,598,336	—	—
Norway	9,191,310	—	—
Peru	31,470,211	—	—
South Africa	73,032,360	—	—
South Korea	—	76,656,327	—
Spain	59,114,941	—	—
Sweden	16,772,285	—	—
Switzerland	127,242,100	—	—
Taiwan	29,153,887	—	—
Thailand	14,752,028	—	—
Turkey	13,987,620	—	—
United Kingdom	378,927,156	—	—
United States	27,277,709	—	—
Preferred Stock — Germany	27,182,245	—	—
Affiliated Money Market Mutual Fund	221,379,513	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	49,581	—

Total	$2,104,683,441	$429,589,279	$—

*     Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Fair Value of Level 2 investments at 12/31/11 was $0. An amount of $296,015,843 was transferred from Level 1 into Level 2 at 09/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST INTERNATIONAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (4.3% represents investments purchased with collateral from securities on loan)	9.2%
Pharmaceuticals	6.2
Semiconductors & Semiconductor Equipment	6.1
Beverages	5.8
Textiles, Apparel & Luxury Goods	5.6
Oil, Gas & Consumable Fuels	4.9
Internet Software & Services	4.9
Software	4.7
Commercial Banks	4.3
Specialty Retail	4.2
Chemicals	3.6
Real Estate Management & Development	2.9
Hotels, Restaurants & Leisure	2.8
Energy Equipment & Services	2.6
Media	2.5
Aerospace & Defense	2.1
Diversified Financial Services	2.1
Machinery	2.0
Healthcare Providers & Services	2.0
Food & Staples Retailing	2.0
IT Services	1.9
Telecommunications	1.7
Insurance	1.4
Food Products	1.4
Professional Services	1.4
Commercial Services & Supplies	1.2
Preferred Stocks	1.1

Foods	1.1%
Household Products	1.1
Lodging	1.0
Automobiles	1.0
Wireless Telecommunication Services	0.9
Trading Companies & Distributors	0.8
Real Estate Operation & Development	0.7
Multiline Retail	0.6
Computers & Peripherals	0.6
Automobile Manufacturers	0.6
Retail & Merchandising	0.6
Office Equipment	0.5
Computer Hardware	0.5
Electronic Components	0.5
Transportation	0.4
Financial – Bank & Trust	0.4
Electronics	0.4
Metals & Mining	0.4
Miscellaneous Manufacturing	0.4
Real Estate Investment Trusts	0.3
Healthcare Products	0.3
Tobacco	0.3
Building Products	0.3
Distribution/Wholesale	0.3
Household Durables	0.2
Healthcare Equipment & Supplies	0.2

105.0
Liabilities in excess of other assets	(5.0)

100.0%

AST INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.7%
COMMON STOCKS — 94.5%
Australia — 3.8%
Arrium Ltd.	3,650,800	$2,046,757
Bendigo and Adelaide Bank Ltd.	912,000	7,247,447
Boart Longyear Ltd.	2,407,100	4,107,381
Challenger Ltd.	781,100	2,628,945
Downer EDI Ltd.*	1,227,100	4,542,770
Emeco Holdings Ltd.(g)	4,867,000	3,673,206
GrainCorp Ltd.	530,727	4,936,337
Harvey Norman Holdings Ltd.	47,591	95,229
Lend Lease Group	519,221	4,205,826
Metcash Ltd.	833,200	3,050,380
Mount Gibson Iron Ltd.	2,634,500	2,034,162
National Australia Bank Ltd.	539,200	14,176,565
Pacific Brands Ltd.	3,053,600	1,918,037
Rio Tinto Ltd.	119,300	6,552,825
St. Barbara Ltd.*(a)	2,037,800	4,536,204
Westpac Banking Corp.	439,400	11,266,603

		77,018,674

Austria — 0.7%
OMV AG	282,500	9,887,028
Voestalpine AG	138,300	4,139,154

		14,026,182

Belgium — 0.4%
AGFA-Gevaert NV*(g)	624,500	1,043,268
Delhaize Group SA	160,900	6,212,239

		7,255,507

Bermuda — 0.4%
Yue Yuen Industrial Holdings Ltd.(g)	2,331,500	7,818,905

Brazil — 1.4%
BM&FBOVESPA SA	1,398,450	8,422,777
Embraer SA, ADR	284,430	7,571,527
Natura Cosmeticos SA	466,200	12,625,172

		28,619,476

Canada — 2.0%
Canadian National Railway Co.	171,130	15,142,507
Cenovus Energy, Inc.	273,706	9,552,286
Potash Corp. of Saskatchewan, Inc.	320,410	13,912,202
Teck Resources Ltd. (Class B Stock)	58,200	1,717,406

		40,324,401

Cayman Islands — 0.5%
Tencent Holdings Ltd.	284,866	9,644,334

China — 2.2%
Baidu, Inc., ADR*	106,839	12,480,932
China Life Insurance Co. Ltd. (Class H Stock)	104,414	300,561
China Merchants Bank Co. Ltd. (Class H Stock)	5,583,350	9,332,990
Industrial & Commercial Bank of China Ltd. (Class H Stock)	16,570,220	9,723,077
Lee & Man Paper Manufacturing Ltd.(g)	7,455,000	3,251,031
Sinopharm Group Co. Ltd. (Class H Stock)	3,185,585	10,168,572

		45,257,163

Denmark — 1.4%
H. Lundbeck A/S	119,600	2,222,336

	Shares	Value
COMMON STOCKS (Continued)
Denmark (cont’d.)
Novo Nordisk A/S (Class B Stock)	166,863	$26,360,414

		28,582,750

Finland — 0.1%
Tieto Oyj	171,222	2,957,187

France — 8.1%
Air Liquide SA	161,336	19,996,475
Arkema SA	38,800	3,632,794
AXA SA	340,300	5,068,335
BNP Paribas SA	142,900	6,790,771
Cie Generale des Etablissements Michelin (Class B Stock)	235,523	18,450,079
Ciments Francais SA(g)	33,100	1,952,363
Credit Agricole SA*	367,800	2,538,084
LVMH Moet Hennessy Louis Vuitton SA	133,557	20,080,404
Publicis Groupe SA	289,100	16,179,168
Renault SA	100,400	4,711,774
Sanofi	234,300	19,977,133
SCOR SE	193,000	4,976,413
Societe Generale SA*	137,375	3,901,395
Thales SA	159,700	5,484,570
Total SA	273,300	13,556,478
Valeo SA	98,300	4,547,534
Vivendi SA	638,800	12,457,002

		164,300,772

Germany — 10.2%
Adidas AG(a)	271,755	22,294,121
Allianz SE	192,333	22,884,310
Aurubis AG	42,600	2,482,600
BASF SE	135,900	11,465,002
Bayer AG	85,200	7,316,965
Daimler AG	226,700	10,972,597
Deutsche Bank AG	277,500	10,963,707
Deutsche Post AG	320,400	6,258,295
E.ON AG	222,300	5,274,833
Freenet AG	397,100	6,480,724
Fresenius Medical Care AG & Co. KGaA	233,540	17,124,306
Hannover Rueckversicherung AG	62,800	4,012,863
Lanxess AG	70,500	5,846,160
Merck KGaA	29,500	3,639,261
Metro AG	101,900	3,047,781
Muenchener Rueckversicherungs- Gesellschaft AG	30,900	4,824,526
Rheinmetall AG	116,300	5,425,082
RWE AG	121,900	5,453,685
SAP AG	261,068	18,488,598
Siemens AG	193,700	19,318,226
Volkswagen AG	78,000	13,050,451

		206,624,093

Greece
Alpha Bank A.E.*	39,800	84,901

Hong Kong — 2.6%
AIA Group Ltd.	1,283,900	4,757,404
Cheung Kong Holdings Ltd.	262,000	3,827,484
CNOOC Ltd.	9,824,109	19,946,282
First Pacific Co. Ltd.	5,038,000	5,448,116
Hong Kong Exchanges & Clearing Ltd.	982,958	14,767,766
Kingboard Chemical Holdings Ltd.	1,264,000	3,016,464

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Shougang Fushan Resources Group Ltd.	6,434,000	$1,731,947

		53,495,463

India — 0.3%
Coal India Ltd.	790,703	5,372,219

Ireland — 1.2%
Accenture PLC (Class A Stock)	145,243	10,171,367
Covidien PLC	228,130	13,555,485
Permanent TSB Group Holdings PLC*	206,800	7,175

		23,734,027

Israel — 2.1%
Bank Hapoalim BM*	811,200	2,888,270
Check Point Software Technologies Ltd.*(a)	207,398	9,988,288
Elbit Systems Ltd., (NASDAQ GS)	400	13,616
Elbit Systems Ltd., (TASE)	110,800	3,789,484
Teva Pharmaceutical Industries Ltd.	184,900	7,503,599
Teva Pharmaceutical Industries Ltd., ADR	444,745	18,416,890

		42,600,147

Italy — 1.2%
Banco Popolare Scarl*	87,100	130,396
Enel SpA	1,648,000	5,828,081
Eni SpA	531,200	11,618,165
Finmeccanica SpA*(a)	544,700	2,587,077
Telecom Italia SpA	4,892,900	4,904,343

		25,068,062

Japan — 15.2%
Aoyama Trading Co. Ltd.	144,900	2,770,231
Aozora Bank Ltd.	2,320,000	7,094,546
Asahi Kasei Corp.	644,000	3,319,585
Calsonic Kansei Corp.	631,000	2,430,266
COMSYS Holdings Corp.	200,400	2,793,215
Dai-ichi Life Insurance Co. Ltd. (The)	5,153	5,828,460
FANUC Corp.	66,487	10,701,640
Fukuoka Financial Group, Inc.	814,000	3,305,118
Fuyo General Lease Co. Ltd.	116,500	3,400,785
Heiwa Corp.	176,300	2,957,561
Hitachi Capital Corp.	179,000	3,240,167
JX Holdings, Inc.	425,200	2,322,688
KDDI Corp.	398,900	30,939,664
Keihin Corp.	112,300	1,327,734
Keiyo Bank Ltd. (The)(g)	756,000	3,461,078
Komatsu Ltd.	714,967	14,013,291
K’s Holdings Corp.	131,500	3,271,718
KYORIN Holdings, Inc.	178,000	4,385,909
Kyowa Exeo Corp.	426,900	5,043,387
Marubeni Corp.	889,000	5,651,826
Mitsubishi Corp.	245,000	4,437,652
Mitsubishi UFJ Financial Group, Inc.	5,627,538	26,334,370
Mitsui & Co. Ltd.	328,900	4,614,359
Mizuho Financial Group, Inc.	4,056,800	6,584,337
Morinaga Milk Industry Co. Ltd.(g)	901,000	3,064,265
Namco Bandai Holdings, Inc.	310,600	5,261,901
Nichii Gakkan Co.	225,300	2,162,909
Nippon Electric Glass Co. Ltd.	334,000	1,840,469
Nippon Shokubai Co. Ltd.	382,000	4,272,336
Nippon Telegraph & Telephone Corp.	271,800	12,932,266
Nishi-Nippon City Bank Ltd. (The)(g)	1,487,000	3,441,803
Nissan Motor Co. Ltd.	815,100	6,937,072

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
NOF Corp.(g)	689,000	$3,309,312
NTT DoCoMo, Inc.	6,600	10,663,460
Otsuka Holdings Co. Ltd.	200,200	6,204,389
Rengo Co. Ltd.	399,000	1,833,515
Sankyo Co. Ltd.	49,300	2,293,595
Sankyu, Inc.	812,000	3,065,407
Seino Holdings Co. Ltd.(g)	615,000	3,893,499
Shimachu Co. Ltd.(g)	203,600	4,243,440
Shizuoka Gas Co. Ltd.(g)	383,800	2,809,912
Sumitomo Corp.	633,700	8,524,923
Sumitomo Mitsui Financial Group, Inc.	334,400	10,419,298
Toagosei Co. Ltd.(g)	1,249,000	4,696,858
Toppan Forms Co. Ltd.(g)	291,200	2,810,226
Toyo Suisan Kaisha Ltd.	193,000	4,829,457
Toyota Motor Corp.	496,973	19,485,975
Toyota Tsusho Corp.	327,300	6,991,691
Tsuruha Holdings, Inc.	76,000	5,685,772
Yokohama Rubber Co. Ltd. (The)	746,000	5,512,595

		307,415,932

Kazakhstan — 0.1%
Kazakhmys PLC	205,700	2,300,245

Mexico — 0.6%
Wal-Mart de Mexico SAB de CV (Class V
Stock)	4,421,020	12,450,675
Netherlands — 2.9%
Aegon NV	723,500	3,760,772
ING Groep NV, CVA*	600,500	4,745,013
Koninklijke Ahold NV	803,400	10,062,890
Koninklijke DSM NV	94,800	4,726,721
Koninklijke KPN NV	431,300	3,295,523
Nutreco NV	72,300	5,355,280
Schlumberger Ltd.	313,089	22,645,727
Yandex NV*(a)	203,100	4,896,741

		59,488,667

New Zealand — 0.1%
Air New Zealand Ltd.(g)	1,857,800	1,785,750

Norway — 1.0%
DNB ASA	440,200	5,397,904
Olsen Fred Energy ASA	116,565	5,208,791
Statoil ASA	331,900	8,568,488

		19,175,183

Portugal
Banco Espirito Santo SA*	457,600	332,830

Singapore — 0.7%
DBS Group Holdings Ltd.	543,000	6,342,377
Golden Agri-Resources Ltd.	11,218,900	5,997,413
Hong Leong Asia Ltd.(g)	1,721,000	2,401,272

		14,741,062

South Korea — 1.2%
Hyundai Motor Co.	57,798	13,036,751
Samsung Electronics Co. Ltd.	8,737	10,528,944

		23,565,695

Spain — 1.2%
Banco Bilbao Vizcaya Argentaria SA	504,100	3,959,962
Banco Espanol de Credito SA(a)(g)	327,600	1,170,331
Banco Santander SA*	772,400	5,751,957

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Spain (cont’d.)
Red Electrica Corp. SA	127,800	$6,059,242
Repsol YPF SA	277,300	5,377,235
Telefonica SA	132,900	1,771,875

		24,090,602

Sweden — 2.6%
Boliden AB	315,100	5,252,626
Hennes & Mauritz AB (Class B Stock)	440,948	15,318,526
NCC AB (Class B Stock)	231,800	4,414,532
Svenska Handelsbanken AB (Class A Stock)	230,000	8,616,947
Swedbank AB (Class A Stock)	395,900	7,437,288
Trelleborg AB (Class B Stock)	474,000	5,328,964
Volvo AB (Class B Stock)	426,600	5,981,284

		52,350,167

Switzerland — 7.3%
ABB Ltd.*	342,200	6,418,297
Baloise Holding AG	68,100	5,354,593
Bucher Industries AG	6,899	1,236,025
Credit Suisse Group AG*	178,600	3,784,687
Georg Fischer AG*	11,500	4,065,657
Helvetia Holding AG	11,600	4,045,508
Julius Baer Group Ltd.*	269,486	9,398,342
Nestle SA	349,855	22,058,906
Novartis AG	456,127	27,910,802
OC Oerlikon Corp. AG*	300,300	2,886,456
Roche Holding AG	50,600	9,452,865
Swatch Group AG (The)	22,380	8,928,204
Swiss Life Holding AG*	52,300	6,222,616
Swiss Re Ltd.*	155,800	10,013,939
Syngenta AG	27,130	10,139,495
UBS AG*	442,000	5,381,074
Zurich Insurance Group AG*	40,100	9,985,561

		147,283,027

United Kingdom — 22.3%
ARM Holdings PLC	901,319	8,368,861
AstraZeneca PLC	414,100	19,759,806
Aviva PLC	935,300	4,813,411
BAE Systems PLC	1,996,900	10,483,185
Barclays PLC	2,344,000	8,132,291
Beazley PLC(g)	1,403,454	3,807,390
Berendsen PLC(g)	243,100	2,141,409
BG Group PLC	889,566	17,955,940
BP PLC	2,832,600	19,965,926
British American Tobacco PLC	408,065	20,951,163
BT Group PLC	2,935,800	10,936,894
Cable & Wireless Communications PLC	7,625,800	4,442,955
Carnival PLC	346,861	12,787,373
Cookson Group PLC	476,600	4,594,607
Dairy Crest Group PLC	336,900	1,883,968
Debenhams PLC	5,441,600	8,998,011
Drax Group PLC	229,000	1,874,836
GlaxoSmithKline PLC	198,300	4,571,080
Go-Ahead Group PLC(g)	148,200	3,139,800
Home Retail Group PLC(a)	577,427	830,797
HSBC Holdings PLC	2,123,042	19,743,574
Intermediate Capital Group PLC	1,531,000	7,374,769
J Sainsbury PLC	2,118,900	11,890,092
Kesa Electricals PLC(a)	1,314,300	1,199,121

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Kingfisher PLC	2,945,546	$12,566,623
Legal & General Group PLC	2,545,900	5,422,582
Marks & Spencer Group PLC	1,254,400	7,227,379
Marston’s PLC	1,332,800	2,457,825
Mondi PLC	712,500	7,248,454
Old Mutual PLC	1,990,500	5,461,042
Pace PLC	1,536,215	3,951,734
Pearson PLC	516,460	10,091,182
Premier Foods PLC*	85,414	88,273
Reckitt Benckiser Group PLC	388,366	22,357,369
Rolls-Royce Holdings PLC*	641,890	8,737,922
Royal Bank of Scotland Group PLC*	1,048,750	4,352,362
Royal Dutch Shell PLC (Class B Stock)	905,100	32,125,080
RSA Insurance Group PLC(a)	1,970,100	3,515,366
SABMiller PLC	270,946	11,900,675
Standard Chartered PLC	762,019	17,227,164
TalkTalk Telecom Group PLC	1,262,000	3,778,236
Tesco PLC	5,721,786	30,675,359
Tullett Prebon PLC	429,200	2,065,361
Vodafone Group PLC	12,050,350	34,199,121
WM Morrison Supermarkets PLC	2,837,300	13,066,965
Xstrata PLC	228,600	3,534,557

		452,697,890

United States — 0.7%
Yum! Brands, Inc.	209,500	13,898,230

TOTAL COMMON STOCKS (cost $1,942,788,224)		1,914,360,218

PREFERRED STOCKS — 1.2%
Brazil — 0.4%
Itau Unibanco Holding SA, ADR (PRFC),	560,400	8,562,912

Germany — 0.8%
Volkswagen AG (PRFC)(a)	89,922	16,402,925

TOTAL PREFERRED STOCKS (cost $24,045,877)		24,965,837

TOTAL LONG-TERM INVESTMENTS (cost $1,966,834,101)		1,939,326,055

SHORT-TERM INVESTMENT — 5.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $106,984,934; includes $32,667,465 of cash collateral received for securities on loan)(b)(w)	106,984,934	106,984,934

TOTAL INVESTMENTS — 101.0% (cost $2,073,819,035)		2,046,310,989
Liabilities in excess of other assets(x) — (1.0)%		(20,185,404)

NET ASSETS — 100.0%		$2,026,125,585

The following abbreviations are used in the Portfolio descriptions:

ADR                         American Depositary Receipt

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

CVA	Certificate Van Aandelen (Bearer)
NASDAQ GS	National Association for Securities Dealers Global Markets, U.S.
PRFC	Preference Shares
TASE	Tel Aviv Stock Exchange
AUD	Australian Dollar
EUR	Euro
HKD	Hong Kong Dollar
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $30,386,793; cash collateral of $32,667,465 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2012:
Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/02/12	Deutsche Bank	AUD	1,415	$1,466,420	$1,467,265	$845
Expiring 10/03/12	UBS Securities	AUD	44	46,011	45,645	(366)
Euro,
Expiring 11/08/12	State Street Bank	EUR	18,619	24,466,745	23,936,789	(529,956)
Expiring 11/08/12	State Street Bank	EUR	12,829	16,198,479	16,492,539	294,060

				$42,177,655	$41,942,238	$(235,417)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro,
Expiring 11/08/12	State Street Bank	EUR	46,129	$60,433,177	$59,303,564	$1,129,613
Hong Kong Dollar,
Expiring 10/03/12	Brown Brothers Harriman & Co.	HKD	2,885	372,098	372,101	(3)

				$60,805,275	$59,675,665	$1,129,610

(1)  The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2012.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$4,107,381	$72,911,293	$—
Austria	14,026,182	—	—
Belgium	7,255,507	—	—
Bermuda	—	7,818,905	—
Brazil	28,619,476	—	—
Canada	40,324,401	—	—
Cayman Islands	—	9,644,334	—
China	12,480,932	32,776,231	—
Denmark	28,582,750	—	—
Finland	2,957,187	—	—
France	164,300,772	—	—
Germany	206,624,093	—	—
Greece	84,901	—	—
Hong Kong	—	53,495,463	—
India	—	5,372,219	—
Ireland	23,734,027	—	—
Israel	42,600,147	—	—
Italy	25,068,062	—	—
Japan	—	307,415,932	—
Kazakhstan	2,300,245	—	—
Mexico	12,450,675	—	—
Netherlands	59,488,667	—	—
New Zealand	—	1,785,750	—
Norway	19,175,183	—	—
Portugal	332,830	—	—
Singapore	—	14,741,062	—
South Korea	—	23,565,695	—
Spain	24,090,602	—	—
Sweden	52,350,167	—	—
Switzerland	147,283,027	—	—
United Kingdom	432,954,316	19,743,574	—
United States	13,898,230	—	—
Preferred Stocks:
Brazil	8,562,912	—	—
Germany	16,402,925	—	—
Affiliated Money Market Mutual Fund	106,984,934	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	894,193	—

Total	$1,497,040,531	$550,164,651	$—

*    Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at 12/31/11 was $59,996. An amount of $381,080,663 was transferred from Level 1 into Level 2 at 09/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST INTERNATIONAL VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 were as follows:
Banks	12.1%
Oil & Gas	8.7
Pharmaceuticals	7.9
Telecommunications	6.5
Insurance	5.9
Food	5.5
Affiliated Money Market Mutual Fund (1.6% represents investments purchased with collateral from securities on loan)	5.3
Retail	4.8
Chemicals	4.6
Auto Manufacturers	4.5
Diversified Financial Services	2.3
Aerospace/Defense	1.9
Auto Parts & Equipment	1.8
Agriculture	1.6
Transportation	1.6
Software	1.6
Distribution/Wholesale	1.5
Apparel	1.5
Mining	1.4
Internet	1.3
Miscellaneous Manufacturing	1.3
Holding Companies – Diversified	1.3
Household Products/ Wares	1.2
Engineering & Construction	1.1
Electric	1.1
Semiconductors	0.9
Healthcare – Services	0.8
Advertising	0.8
Beverages	0.7

Machinery – Construction & Mining	0.7%
Healthcare Products	0.7
Hotels, Restaurants & Leisure	0.6
Cosmetics/Personal Care	0.6
Machinery & Equipment	0.5
Forest & Paper Products	0.5
Computer Services & Software	0.5
Media	0.5
Diversified Machinery	0.5
Iron/Steel	0.4
Real Estate	0.4
Commercial Services	0.3
Coal	0.3
Financial – Bank & Trust	0.3
Toys	0.3
Entertainment	0.3
Oil & Gas Services	0.3
Industrial Conglomerates	0.2
Telecommunication Services	0.2
Building Materials	0.2
Home Furnishings	0.2
Trading Companies & Distributors	0.2
Food Products	0.2
Electronic Components & Equipment	0.1
Metal Fabricate/Hardware	0.1
Independent Power Producers & Energy Traders	0.1
Electronics	0.1
Containers & Packaging	0.1
Airlines	0.1

101.0
Liabilities in excess of other assets	(1.0)

100.0%

AST INVESTMENT GRADE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 100.8%

ASSET-BACKED SECURITIES — 3.0%

Non-Residential Mortgage-Backed Securities — 2.4%
AIMCO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.705%	(c)	10/20/19	$2,458	$2,375,684
Apidos CDO (Cayman Islands), Series 2011-8A, Class A1, 144A	Aaa	1.955%	(c)	10/17/21	2,500	2,499,858
ARES CLO Ltd. (Cayman Islands), Series 2005-10A, Class A3, 144A	Aaa	0.625%	(c)	09/18/17	169	167,528
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class B1, 144A	AA(d)	3.428%	(c)	10/12/23	1,000	1,000,000
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.708%	(c)	01/26/20	1,574	1,529,099
Bank of America Credit Card Trust, Series 2006-C5, Class C5	A3	0.621%	(c)	01/15/16	5,000	4,983,785
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.971%	(c)	03/15/16	14,050	14,626,261
Bank One Issuance Trust, Series 2004-C2, Class C2	Baa2	1.021%	(c)	02/15/17	3,000	2,992,587
Battalion CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	AAA(d)	1.537%	(c)	11/15/19	2,250	2,227,500
BlackRock Senior Income Series Corp. (Cayman Islands), Series 2005-2A, Class A1, 144A	Aaa	0.677%	(c)	05/25/17	1,026	1,012,141
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	Aa1	0.711%	(c)	04/25/19	2,482	2,410,687
Chase Credit Card Master Trust, Series 2003-4, Class C	Ba1	1.471%	(c)	01/15/16	3,000	3,013,938
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.687%	(c)	03/24/17	5,500	5,441,271
Fraser Sullivan CLO Ltd, Series 2006-1A, Class B, 144A	Aa1	0.859%	(c)	03/15/20	500	469,703
Fraser Sullivan CLO Ltd., Series 2011-6A, Class A1, 144A	Aaa	2.084%	(c)	11/22/22	500	504,065
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.665%	(c)	08/21/20	900	885,113
Gulf Stream Compass CLO Ltd. (Cayman Islands), Series 2004-1A, Class A, 144A	Aaa	0.815%	(c)	07/15/16	29	28,680
Honda Auto Receivables Owner Trust, Series 2011-3, Class A2	Aaa	0.670%		04/21/14	9,862	9,875,677
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	AAA(d)	1.635%	(c)	09/06/22	1,750	1,749,974
Landmark CDO Ltd. (Cayman Islands), Series 2006-8A, Class A1, 144A	Aaa	0.695%	(c)	10/19/20	484	469,917
LCM III LP (Cayman Islands), Series 3A, Class A, 144A	Aaa	0.678%	(c)	06/01/17	2,001	1,960,712
Lightpoint CLO Ltd. (Cayman Islands), Series 2005-3A, 144A	Aaa	0.649%	(c)	09/15/17	1,403	1,379,263
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	2.003%	(c)	05/18/23	1,850	1,850,000
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A2, 144A	AA(d)	2.783%	(c)	05/18/23	2,250	2,250,000
MBNA Credit Card Master Note Trust, Series 2002-C6, Class C6	A3	2.221%	(c)	03/15/15	14,000	14,006,930
MBNA Credit Card Master Note Trust, Series 2004-C2, Class C2	A3	1.121%	(c)	11/15/16	1,500	1,505,536
MBNA Credit Card Master Note Trust, Series 2006-C1, Class C1	A3	0.641%	(c)	07/15/15	24,700	24,700,198

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Non-Residential Mortgage-Backed Securities (cont’d.)
Race Point CLO Ltd. (Cayman Islands), Series 2012-6A, Class B, 144A	AA(d)	2.931%	(c)	05/24/23(g)	$500	$492,451
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	AA(d)	3.085%	(c)	08/17/22	500	490,080
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B	AA(d)	0.000%	(u)	10/20/23	1,000	997,200
Trimaran CLO Ltd. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.695%	(c)	11/01/18	1,700	1,666,416

						109,562,254

Residential Mortgage-Backed Securities — 0.6%
ACE Securities Corp., Series 2004-IN1, Class A1	Aa2	0.537%	(c)	05/25/34	1,649	1,421,105
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class M1	A2	1.177%	(c)	09/25/34	2,000	1,769,496
Argent Securities, Inc., Series 2003-W4, Class M1	A3	1.417%	(c)	10/25/33	4,433	3,881,454
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE6, Class A2	Aaa	0.577%	(c)	09/25/34	1,942	1,817,576
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class A2	Aa2	0.577%	(c)	10/25/34	274	271,963
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A5	Aa3	0.607%	(c)	11/25/34	961	925,667
Countrywide Asset-Backed Certificates, Series 2004-ECC2, Class M1	A1	1.117%	(c)	12/25/34	2,424	2,209,895
GSAMP Trust, Series 2005-WMC1, Class A4	Aa1	0.597%	(c)	09/25/35	515	509,284
HSBC Home Equity Loan Trust, Series 2005-3, Class M1	Aa1	0.639%	(c)	01/20/35	1,385	1,304,772
MASTR Asset Backed Securities Trust, Series 2004-OPT2, Class A2	Aa1	0.567%	(c)	09/25/34	759	679,846
MASTR Asset Backed Securities Trust, Series 2005-NC1, Class M1	Aa1	0.697%	(c)	12/25/34	2,360	2,207,538
Morgan Stanley ABS Capital I, Series 2002-HE3, Class A2	Aa1	1.297%	(c)	03/25/33	196	169,611
Morgan Stanley ABS Capital I, Series 2004-HE4, Class M1	B3	1.117%	(c)	05/25/34	6,982	5,899,379
Morgan Stanley ABS Capital I, Series 2004-NC5, Class M1	Caa1	1.117%	(c)	05/25/34	1,958	1,663,848
Option One Mortgage Loan Trust, Series 2003-3, Class A1	Baa1	0.797%	(c)	06/25/33	1,295	1,125,487

						25,856,921

TOTAL ASSET-BACKED SECURITIES (cost $127,960,252)						135,419,175

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.4%
Banc of America Commercial Mortgage, Inc., Series 2006-1, Class A2	Aaa	5.334%		09/10/45	101	101,639
Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A3	AAA(d)	5.395%		12/11/40	1,487	1,487,099
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A2	AAA(d)	5.426%		09/11/41	1,002	1,017,149
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2	AAA(d)	5.330%		01/12/45	144	144,180
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	5,462	5,847,907

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class ASB	Aaa	5.921%	(c)	03/15/49	$1,498	$1,577,716
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class A2	Aaa	5.801%	(c)	12/10/49	1,439	1,437,168
Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A2	Aaa	5.448%	(c)	01/15/49	870	877,883
Fannie Mae-ACES, Series 2012-M1, Class A2	AA+(d)	2.729%		10/25/21	44,600	46,798,602
Fannie Mae-ACES, Series 2012-M5, Class A2	AA+(d)	2.715%		02/25/22	15,000	15,762,285
Federal Home Loan Mortgage Corp., Series 2009-K004, Class A3	AA+(d)	4.241%		08/25/19	1,400	1,630,884
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A2	Aaa	5.417%		12/10/49	3,772	3,773,601
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A3	Aaa	6.065%	(c)	07/10/38	693	692,862
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	14,507	14,971,563
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%		04/10/38	24,192	27,477,975
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	10,265	11,888,389
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-CBX, Class A5	Aaa	4.654%		01/12/37	5,282	5,409,686
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB13, Class A3A1	Aaa	5.467%	(c)	01/12/43	10,000	10,009,630
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A3A, 144A	Aaa	5.491%	(c)	12/12/44	2,432	2,436,382
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A3A	Aaa	5.388%		05/15/45	10,000	10,247,370
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	3,262	3,368,965
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A2	Aaa	5.262%		09/15/39	47	47,017
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A2	AAA(d)	5.588%		09/15/45	30	29,798
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	A(d)	5.847%	(c)	05/12/39	5,300	5,858,731
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%		08/12/43	10,500	12,104,956
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A2	Aaa	5.500%		10/15/48	819	822,751
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	13,360	15,449,571
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class APB	Aaa	5.294%		12/15/43	8,727	9,094,680
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2	Aaa	6.077%	(c)	02/15/51	545	544,980
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	6.122%	(c)	02/15/51	25,400	29,940,758

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $226,346,225)						240,852,177

CORPORATE BONDS — 50.6%

Aerospace & Defense — 0.2%
L-3 Communications Corp., Gtd. Notes	Baa3	4.750%		07/15/20	700	772,829

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Aerospace & Defense (cont’d.)
L-3 Communications Corp., Gtd. Notes	Ba1	6.375%	10/15/15	$1,200	$1,213,800
Lockheed Martin Corp., Sr. Unsec’d. Notes	Baa1	2.125%	09/15/16	3,540	3,671,231
Moog, Inc., Sr. Sub. Notes	Ba3	6.250%	01/15/15	2,080	2,100,800

					7,758,660

Airlines — 0.1%
Continental Airlines, Inc., Series A, Pass-Through Certificates(a)	Baa2	4.750%	01/12/21	248	264,878
Continental Airlines, Inc., Series A, Pass-Through Certificates(a)	Baa2	5.983%	04/19/22	1,687	1,881,233
Delta Air Lines, Inc., Series 1A, Pass-Through Certificates	Baa2	6.200%	07/02/18	682	744,693

					2,890,804

Automotive — 0.6%
Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	A3	2.625%	09/15/16	10,000	10,432,990
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.984%	06/15/16	4,025	4,242,366
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.207%	04/15/16	775	821,300
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	8.125%	01/15/20	9,150	11,495,776
Harley-Davidson Funding Corp., Gtd. Notes, MTN, 144A	Baa1	5.750%	12/15/14	500	545,007

					27,537,439

Banking — 14.2%
American Express Co., Sr. Unsec’d. Notes(h)	A3	8.125%	05/20/19	20,900	28,274,272
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa2	5.625%	07/01/20	50,000	57,015,500
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa2	5.700%	01/24/22	11,405	13,395,868
Bank of America Corp., Sr. Unsec’d. Notes(h)	Baa2	6.000%	09/01/17	8,150	9,426,942
Bank of America Corp., Series L, Sr. Unsec’d. Notes, MTN	Baa2	5.650%	05/01/18	1,000	1,140,176
Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes(h)	Aa3	3.550%	09/23/21	10,000	10,851,440
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	5.125%	01/08/20	10,000	11,240,460
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes(a)	A2	6.750%	05/22/19	3,250	3,970,171
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes(a)(h)	A2	7.250%	02/01/18	23,500	29,324,546
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	4.750%	07/15/21	25,350	28,779,297
Capital One Financial Corp., Sr. Unsec’d. Notes	Baa1	7.375%	05/23/14	4,900	5,392,866
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.450%	01/10/17	10,000	10,983,780
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%	01/14/22	7,440	8,168,986
Citigroup, Inc., Sr. Unsec’d. Notes(h)	Baa2	6.125%	05/15/18	4,750	5,623,131
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%	05/22/19	34,465	45,580,169
Credit Suisse (Switzerland), Sub. Notes	Baa2	6.000%	02/15/18	14,000	15,865,178
Discover Bank, Sub. Notes	Ba1	7.000%	04/15/20	1,665	2,005,483
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	8,900	9,811,672
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes(a)	A3	5.750%	01/24/22	42,750	49,242,699
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	6.150%	04/01/18	5,500	6,419,484
HSBC Bank PLC (United Kingdom), Sr. Notes, 144A	Aa3	3.500%	06/28/15	2,220	2,355,276

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banking (cont’d.)
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	4.875%	01/14/22	$27,035	$30,955,643
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	5.100%	04/05/21	6,870	7,936,485
JPMorgan Chase & Co., Sr. Notes(a)	A2	4.625%	05/10/21	5,000	5,588,990
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	3.150%	07/05/16	14,143	14,958,896
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)(h)	A2	4.250%	10/15/20	20,000	21,851,880
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	10,000	11,021,780
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	A2	4.500%	01/24/22	10,000	11,092,500
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	A2	6.000%	01/15/18	2,500	2,980,660
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes(a)	A2	6.375%	01/21/21	6,750	8,276,101
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes, MTN, 144A	A2	5.800%	01/13/20	1,000	1,154,900
Morgan Stanley, Sr. Unsec’d. Notes	Baa1	5.750%	01/25/21	3,850	4,225,956
Morgan Stanley, Sr. Unsec’d. Notes, MTN(a)	Baa1	6.625%	04/01/18	5,800	6,663,852
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(h)	Baa1	5.450%	01/09/17	8,000	8,724,816
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(a)	Baa1	5.500%	07/28/21	41,750	45,690,657
Northern Trust Corp., Sr. Unsec’d. Notes	A1	3.375%	08/23/21	2,630	2,836,963
PNC Funding Corp., Gtd. Notes	A3	2.700%	09/19/16	6,025	6,422,656
PNC Funding Corp., Gtd. Notes(a)	A3	3.300%	03/08/22	24,200	25,936,326
PNC Funding Corp., Gtd. Notes(a)	A3	6.700%	06/10/19	2,130	2,709,624
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A3	6.125%	01/11/21	5,000	5,972,195
Royal Bank of Scotland PLC (The) (United Kingdom), Series 2, Gtd. Notes	A3	3.400%	08/23/13	3,000	3,057,321
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.000%	09/24/15	805	814,435
Santander Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	04/19/16	165	172,857
UBS AG Stamford, CT (Switzerland), Notes, MTN(a)	A2	3.875%	01/15/15	2,000	2,119,744
US Bancorp, Sub. Notes, MTN	A1	2.950%	07/15/22	7,065	7,132,216
Wachovia Corp., Sr. Unsec’d. Notes, MTN(a)(h)	A2	5.750%	02/01/18	16,000	19,321,344
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	A2	3.500%	03/08/22	18,630	19,868,094

					632,354,287

Building Materials & Construction
CRH America, Inc., Gtd. Notes	Baa2	8.125%	07/15/18	1,000	1,216,081

Cable — 1.5%
Comcast Corp., Gtd. Notes(a)	Baa1	3.125%	07/15/22	7,125	7,391,674
DIRECTV Holdings LLC, Gtd. Notes	Baa2	3.550%	03/15/15	1,745	1,848,145
DIRECTV Holdings LLC, Gtd. Notes	Baa2	4.750%	10/01/14	3,660	3,925,079
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	3.800%	03/15/22	25,110	25,839,797
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	4.000%	09/01/21	20,940	23,088,088
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.750%	02/14/19	2,525	3,437,891
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	1,250	1,346,875

					66,877,549

Capital Goods — 2.9%
ADT Corp. (The), Gtd. Notes, 144A	Baa2	2.250%	07/15/17	2,310	2,377,554

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Capital Goods (cont’d.)
Case New Holland, Inc., Gtd. Notes	Ba2	7.750%	09/01/13	$5,000	$5,231,250
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	2.850%	06/01/22	9,950	10,275,614
Caterpillar, Inc., Sr. Unsec’d. Notes	A2	2.600%	06/26/22	17,315	17,700,172
Deere & Co., Sr. Unsec’d. Notes(a)	A2	2.600%	06/08/22	7,515	7,713,501
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $1,777,259; purchased 06/24/10)(f)	Baa1	2.750%	07/01/13(g)	1,780	1,805,304
Illinois Tool Works, Inc., Sr. Unsec’d. Notes	A1	3.375%	09/15/21	1,080	1,161,010
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN(a)	A2	3.900%	07/12/21	3,750	4,218,818
Penske Truck Leasing Co. LP/PTL Finance Corp., Unsec’d. Notes, 144A (original cost $1,038,991; purchased 05/08/12)(f)	Baa3	3.125%	05/11/15(g)	1,040	1,064,004
United Technologies Corp., Sr. Unsec’d. Notes(a)	A2	3.100%	06/01/22	35,780	38,128,027
Waste Management, Inc., Gtd. Notes	Baa3	2.600%	09/01/16	2,095	2,199,172
Waste Management, Inc., Gtd. Notes(a)	Baa3	4.600%	03/01/21	17,452	19,879,608
Waste Management, Inc., Gtd. Notes	Baa3	7.375%	03/11/19	2,000	2,564,572
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	12,260	13,816,223

					128,134,829

Chemicals — 1.3%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	785	790,495
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	Baa3	4.125%	11/15/21	5,000	5,440,375
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	Baa3	4.250%	11/15/20	25,415	27,962,879
Ecolab, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.350%	12/08/21	17,470	19,819,208
Lubrizol Corp., Gtd. Notes	Aa2	8.875%	02/01/19	1,750	2,473,548

					56,486,505

Consumer — 0.2%
Clorox Co. (The), Sr. Unsec’d. Notes	Baa1	3.050%	09/15/22	1,375	1,402,039
Jarden Corp., Gtd. Notes(a)	Ba3	8.000%	05/01/16	5,085	5,428,238

					6,830,277

Electric — 1.1%
Commonwealth Edison Co., First Mortgage Bonds(a)	A3	3.400%	09/01/21	15,335	16,703,710
Consumers Energy Co., First Mortgage Bonds	A3	6.125%	03/15/19	1,000	1,245,905
Entergy Corp., Sr. Unsec’d. Notes	Baa3	4.700%	01/15/17	900	981,375
Indiana Michigan Power Co., Sr. Unsec’d. Notes(a)	Baa2	7.000%	03/15/19	2,000	2,494,248
Nevada Power Co., General Ref. Mortgage	Baa1	5.875%	01/15/15	2,297	2,553,106
NextEra Energy Capital Holdings, Inc., Gtd. Notes	Baa1	4.500%	06/01/21	13,750	15,271,396
PPL Electric Utilities Corp., First Mortgage Bonds .	A3	3.000%	09/15/21	5,000	5,299,500
PSEG Power LLC, Gtd. Notes	Baa1	2.750%	09/15/16	1,560	1,621,584
TransAlta Corp. (Canada), Sr. Unsec’d. Notes	Baa3	4.750%	01/15/15	1,200	1,264,582
Virginia Electric and Power Co., Sr. Unsec’d. Notes(a)	A3	2.950%	01/15/22	2,505	2,653,925

					50,089,331

Energy - Integrated — 1.2%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	3,055	3,262,123

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Energy - Integrated (cont’d.)
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.200%	03/11/16	$5,595	$6,005,729
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	3.245%	05/06/22	10,000	10,581,780
BP Capital Markets PLC (United Kingdom), Gtd. Notes(a)	A2	4.500%	10/01/20	12,410	14,406,124
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	5.250%	11/07/13	1,550	1,630,251
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	Baa2	3.000%	08/15/22	4,565	4,680,056
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes(a)	Baa2	5.700%	10/15/19	3,000	3,650,820
Petro-Canada (Canada), Sr. Unsec’d. Notes	Baa2	6.050%	05/15/18	650	795,297
Total Capital International SA (France), Gtd. Notes	Aa1	2.700%	01/25/23	3,625	3,694,901
Total Capital SA (France), Gtd. Notes	Aa1	3.000%	06/24/15	2,470	2,628,727

					51,335,808

Energy - Other — 2.8%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	5.950%	09/15/16	10,000	11,586,980
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Baa3	6.375%	09/15/17	15,000	18,084,270
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	4.500%	06/01/21	935	1,019,847
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	3.250%	05/15/22	10,450	10,872,744
Kerr-McGee Corp., Gtd. Notes	Baa3	6.950%	07/01/24	2,000	2,581,858
Nabors Industries, Inc., Gtd. Notes	Baa2	4.625%	09/15/21	7,450	8,007,878
Nabors Industries, Inc., Gtd. Notes	Baa2	6.150%	02/15/18	2,500	2,936,038
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	14,935	16,131,727
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	3.125%	02/15/22	14,335	15,416,361
Phillips 66, Gtd. Notes, 144A	Baa1	4.300%	04/01/22	1,500	1,642,284
Schlumberger Norge AS (Norway), Gtd. Notes, 144A	A1	1.950%	09/14/16	6,185	6,389,458
Transocean, Inc., Gtd. Notes	Baa3	2.500%	10/15/17	2,100	2,111,640
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	4.500%	04/15/22	13,670	14,296,428
Weatherford International Ltd. (Bermuda), Gtd. Notes(a)	Baa2	5.125%	09/15/20	9,850	10,768,483
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	7.000%	03/15/38	500	565,084
Weatherford International Ltd. (Bermuda), Gtd. Notes	Baa2	9.625%	03/01/19	1,300	1,692,112
Weatherford International, Inc., Gtd. Notes	Baa2	6.350%	06/15/17	500	582,137

					124,685,329

Foods — 2.8%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	16,470	16,703,281
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)(h)	A3	5.375%	01/15/20	26,720	33,177,449
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	2,750	3,720,409
ARAMARK Corp., Gtd. Notes(a)	B3	8.500%	02/01/15	8,500	8,701,960
Delhaize Group SA (Belgium), Gtd. Notes	Baa3	6.500%	06/15/17	1,000	1,116,420
General Mills, Inc., Sr. Unsec’d. Notes	Baa1	5.700%	02/15/17	750	895,198
Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa2	3.500%	06/06/22	9,440	9,974,219

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Foods (cont’d.)
Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa2	5.375%	02/10/20	$12,436	$14,780,211
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	11,314	13,648,825
McDonald’s Corp., Sr. Unsec’d. Notes, MTN(h)	A2	1.875%	05/29/19	4,700	4,875,705
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	A2	5.350%	03/01/18	750	912,940
PepsiCo., Inc., Sr. Unsec’d. Notes	Aa3	3.000%	08/25/21	9,450	10,028,501
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22	7,290	7,916,481

					126,451,599

Gaming — 0.2%
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	6,600	7,441,500
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $2,100,000; purchased 08/10/11)(f)	B1	11.375%	07/15/16(g)	2,000	2,160,000

					9,601,500

Healthcare & Pharmaceutical — 3.7%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.625%	05/15/22	13,935	14,691,754
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.875%	11/15/21	6,470	6,952,151
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	4.100%	06/15/21	1,330	1,447,947
Bristol-Myers Squibb Co, Sr. Unsec’d. Notes(a)	A2	2.000%	08/01/22	10,000	9,722,680
Covidien International Finance SA (Luxembourg), Gtd. Notes(a)	Baa1	3.200%	06/15/22	6,025	6,366,389
Express Scripts Holding Co., Gtd. Notes, 144A(a)	Baa3	3.900%	02/15/22	21,915	23,875,319
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	4.400%	12/01/21	12,980	14,753,613
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	2.850%	05/08/22	5,060	5,255,412
HCA, Inc., Sr. Unsec’d. Notes	B3	6.375%	01/15/15	3,285	3,539,588
HCA, Inc., Sr. Unsec’d. Notes, MTN	B3	9.000%	12/15/14	1,910	2,139,200
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(a)	Baa2	3.750%	08/23/22	870	910,377
Life Technologies Corp., Sr. Unsec’d. Notes	Baa3	4.400%	03/01/15	1,000	1,061,845
Pfizer, Inc., Sr. Unsec’d. Notes(a)	A1	6.200%	03/15/19	13,683	17,432,169
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	20,000	25,109,820
Sanofi (France), Sr. Unsec’d. Notes	A2	1.200%	09/30/14	16,120	16,341,005
Stryker Corp., Sr. Unsec’d. Notes	A3	2.000%	09/30/16	8,075	8,418,615
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes(a)	Baa1	3.600%	08/15/21	1,890	2,022,300
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	3.250%	10/01/22	3,340	3,382,779
Wyeth, Gtd. Notes	A1	5.450%	04/01/17	1,200	1,430,502

					164,853,465

Healthcare Insurance — 0.8%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	4.125%	06/01/21	9,000	9,884,349
Aetna, Inc., Sr. Unsec’d. Notes(h)	Baa1	6.500%	09/15/18	2,652	3,306,140
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.300%	08/15/14	1,000	1,092,480
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.700%	02/15/21	11,250	13,119,795
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	02/15/18	2,600	3,193,237
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	3.125%	05/15/22	1,815	1,811,664
WellPoint, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.300%	01/15/23	4,650	4,703,154

					37,110,819

Insurance — 2.4%
Allstate Corp. (The), Sr. Unsec’d. Notes	A3	7.450%	05/16/19	1,105	1,446,430

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Insurance (cont’d.)
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.875%	09/15/16	$15,025	$16,771,552
American International Group, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.875%	06/01/22	5,170	5,826,368
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	875	1,065,830
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	14,500	18,645,695
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%	01/16/18	3,885	4,506,340
AON Corp., Gtd. Notes	Baa2	3.500%	09/30/15	1,100	1,165,852
Axis Capital Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	5.750%	12/01/14	3,750	4,017,818
Chubb Corp., Sr. Unsec’d. Notes	A2	5.750%	05/15/18	750	927,815
Liberty Mutual Group, Inc., Gtd. Notes, 144A(a)	Baa2	4.950%	05/01/22	5,835	6,103,404
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.300%	06/15/15	1,335	1,426,265
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	4.850%	06/24/21	16,130	17,517,874
Lincoln National Corp., Sr. Unsec’d. Notes(h)	Baa2	8.750%	07/01/19	2,305	3,020,191
Markel Corp., Sr. Unsec’d. Notes	Baa2	4.900%	07/01/22	2,510	2,651,840
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	4.750%	02/08/21	11,850	13,733,913
Pacific LifeCorp., Sr. Notes, 144A	Baa1	6.000%	02/10/20	1,500	1,668,486
Principal Financial Group, Inc., Gtd. Notes(a)	A3	3.300%	09/15/22	2,650	2,679,831
WR Berkley Corp., Sr. Unsec’d. Notes(a)	Baa2	4.625%	03/15/22	690	729,939
WR Berkley Corp., Sr. Unsec’d. Notes	Baa2	5.375%	09/15/20	515	566,967

					104,472,410

Lodging — 0.1%
Host Hotels & Resorts LP, Gtd. Notes(a)	Ba1	6.750%	06/01/16	1,866	1,917,315
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%	09/15/22	1,320	1,326,900
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%	03/01/22	1,000	1,027,761

					4,271,976

Media & Entertainment — 3.0%
CBS Corp., Gtd. Notes	Baa2	8.875%	05/15/19(g)	1,650	2,211,650
Discovery Communications LLC, Gtd. Notes	Baa2	4.375%	06/15/21	22,511	25,255,023
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.375%	04/01/21	25,025	28,376,748
News America, Inc., Gtd. Notes	Baa1	6.150%	03/01/37	390	467,364
News America, Inc., Gtd. Notes(a)	Baa1	6.150%	02/15/41	35	43,571
News America, Inc., Gtd. Notes	Baa1	6.900%	03/01/19	2,000	2,513,252
News America, Inc., Unsec’d. Notes, 144A	Baa1	3.000%	09/15/22	7,425	7,490,622
Nielsen Finance LLC/Nielsen Finance Co. (Netherlands), Gtd. Notes	B2	11.625%	02/01/14	2,605	2,937,138
RR Donnelley & Sons Co., Sr. Unsec’d. Notes(a)	Ba3	8.600%	08/15/16	3,000	3,255,000
Time Warner, Inc., Gtd. Notes(a)	Baa2	3.400%	06/15/22	17,250	18,218,053
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.000%	01/15/22	7,825	8,630,099
Time Warner, Inc., Gtd. Notes	Baa2	4.750%	03/29/21	265	306,032
Time Warner, Inc., Gtd. Notes(a)	Baa2	4.875%	03/15/20	1,500	1,732,280
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa1	3.125%	06/15/22	20,260	20,925,176
Viacom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.500%	03/01/21	1,230	1,396,858
Walt Disney Co. (The), Sr. Unsec’d. Notes(h)	A2	2.750%	08/16/21	5,011	5,274,508
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500%	06/15/16	2,000	2,177,500

					131,210,874

Metals & Mining — 0.4%
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	2.150%	09/27/13	150	150,959

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Metals & Mining (cont’d.)
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	2.250%	09/20/16	$6,300	$6,529,950
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	6,445	6,865,730
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	3.850%	08/15/17	1,015	1,086,443
Xstrata Finance Canada Ltd. (Canada), Gtd. Notes, 144A	Baa2	5.800%	11/15/16	1,600	1,807,733

					16,440,815

Non-Captive Finance — 1.8%
Discover Financial Services, Sr. Unsec’d. Notes, 144A	Ba1	5.200%	04/27/22	10,468	11,469,442
GATX Corp., Sr. Unsec’d. Notes	Baa2	4.750%	10/01/12	2,450	2,450,245
General Electric Capital Corp., Sr. Unsec’d. Notes(a)(h)	A1	3.150%	09/07/22	42,585	42,775,994
General Electric Capital Corp., Series G, Sr. Unsec’d. Notes, MTN(a)(h)	A1	6.000%	08/07/19	5,000	6,081,455
International Lease Finance Corp., Sr. Unsec’d. Notes(a)	Ba3	5.750%	05/15/16	275	291,567
International Lease Finance Corp., Sr. Unsec’d. Notes, MTN	Ba3	6.375%	03/25/13	5,000	5,100,000
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	1,770	2,044,350
SLM Corp., Unsec’d. Notes, MTN	Ba1	6.000%	01/25/17	10,270	11,181,462

					81,394,515

Paper — 0.5%
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	4.750%	02/15/22	10,670	12,116,020
International Paper Co., Sr. Unsec’d. Notes	Baa3	7.500%	08/15/21	2,050	2,691,023
MeadWestvaco Corp., Sr. Unsec’d. Notes(a)	Baa3	7.375%	09/01/19	3,000	3,805,689
Rock-Tenn Co., Gtd. Notes, 144A	Ba1	4.000%	03/01/23	1,475	1,498,835

					20,111,567

Pipelines & Other — 1.2%
Atmos Energy Corp., Sr. Unsec’d. Notes	Baa1	8.500%	03/15/19	2,735	3,651,537
El Paso Pipeline Partners Operating Co. LLC, Gtd. Notes(a)	Ba1	5.000%	10/01/21	4,200	4,625,678
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	3.450%	02/15/23	9,665	9,950,862
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes(a)	Baa2	3.950%	09/01/22	7,850	8,432,627
Magellan Midstream Partners LP, Sr. Unsec’d. Notes	Baa2	4.250%	02/01/21	1,885	2,059,317
ONEOK Partners LP, Gtd. Notes	Baa2	3.375%	10/01/22	5,515	5,541,864
Plains All American Pipeline LP, Gtd. Notes	Baa2	8.750%	05/01/19	1,020	1,371,546
Spectra Energy Capital LLC, Gtd. Notes	Baa2	6.200%	04/15/18	1,750	2,116,650
Williams Partners LP, Sr. Unsec’d. Notes(a)	Baa2	4.000%	11/15/21	4,825	5,192,472
Williams Partners LP, Sr. Unsec’d. Notes(a)	Baa2	4.125%	11/15/20	11,500	12,479,961

					55,422,514

Railroads — 1.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes(a)	A3	3.050%	09/01/22	9,075	9,392,797
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	3.450%	09/15/21	7,000	7,490,560
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%	01/15/22	6,950	7,672,161

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Railroads (cont’d.)
CSX Corp., Sr. Unsec’d. Notes	Baa3	7.900%	05/01/17	$1,923	$2,449,621
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	5.900%	06/15/19	11,000	13,394,337
Union Pacific Corp., Sr. Unsec’d. Notes(a)	Baa2	2.950%	01/15/23	8,575	8,894,479

					49,293,955

Real Estate Investment Trusts — 0.2%
Duke Realty LP, Sr. Unsec’d. Notes	Baa2	6.250%	05/15/13	2,550	2,634,930
Hospitality Properties Trust, Sr. Unsec’d. Notes	Baa2	7.875%	08/15/14	500	540,310
ProLogis LP, Gtd. Notes	Baa2	6.875%	03/15/20	120	145,626
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.375%	03/15/13	1,225	1,245,498
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	2.800%	01/30/17	2,325	2,447,632
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	3.375%	03/15/22	515	540,713
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	6.125%	05/30/18	2,250	2,747,907

					10,302,616

Retailers — 1.9%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	4.125%	05/15/21	15,000	17,031,750
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	06/01/17	1,100	1,326,648
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	08/15/16	3,000	3,555,066
Home Depot, Inc., Sr. Unsec’d. Notes(a)(h)	A3	4.400%	04/01/21	10,500	12,417,374
Kohl’s Corp., Sr. Unsec’d. Notes(a)	Baa1	4.000%	11/01/21	4,425	4,813,612
Kohl’s Corp., Sr. Unsec’d. Notes	Baa1	6.250%	12/15/17	2,375	2,902,340
Lowe’s Cos., Inc., Sr. Unsec’d. Notes(a)	A3	3.800%	11/15/21	12,500	13,798,788
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	1,330	1,433,821
Macy’s Retail Holdings, Inc., Gtd. Notes	Baa3	7.450%	10/15/16	5,765	6,865,043
Nordstrom, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.000%	10/15/21	2,250	2,530,384
Target Corp., Sr. Unsec’d. Notes(a)	A2	2.900%	01/15/22	4,920	5,213,188
Target Corp., Sr. Unsec’d. Notes(a)	A2	3.875%	07/15/20	10,000	11,401,490
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes(a)	Aa2	4.250%	04/15/21	2,000	2,351,912

					85,641,416

Technology — 1.1%
CA, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	12/01/19	2,000	2,291,902
Fiserv, Inc., Gtd. Notes	Baa2	3.125%	10/01/15	1,585	1,652,653
International Business Machines Corp., Sr. Unsec’d. Notes	Aa3	1.875%	08/01/22	20,000	19,467,960
International Business Machines Corp., Sr. Unsec’d. Notes(h)	Aa3	7.625%	10/15/18	3,300	4,470,378
Microsoft Corp., Sr. Unsec’d. Notes(h)	Aaa	4.000%	02/08/21	15,000	17,525,220
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.250%	02/15/15	1,040	1,104,538
Xerox Corp., Sr. Unsec’d. Notes	Baa2	6.750%	02/01/17	1,925	2,270,480

					48,783,131

Telecommunications — 2.3%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	2.375%	09/08/16	17,605	18,319,569
AT&T, Inc., Sr. Unsec’d. Notes(a)(h)	A2	3.875%	08/15/21	24,650	27,901,729
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.600%	05/15/18	1,330	1,629,727
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.150%	01/15/13	1,000	1,013,009
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(h)	A2	8.500%	11/15/18	3,000	4,203,210
Embarq Corp., Sr. Unsec’d. Notes (original cost $6,932,400; purchased 02/03/09-08/04/09)(a)(f)	Baa3	7.082%	06/01/16(g)	7,140	8,430,655
France Telecom SA (France), Sr. Unsec’d. Notes(a)	A3	2.750%	09/14/16	5,050	5,298,571

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	6.250%		01/15/13	$5,000	$5,062,500
Qwest Corp., Sr. Unsec’d. Notes(a)	Baa3	3.639%	(c)	06/15/13	2,000	2,010,780
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.999%		06/04/18	1,000	1,102,500
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	3.500%		11/01/21	25,000	27,580,700
Vodafone Group PLC (United Kingdom), Sr. Unsec’d. Notes	A3	5.625%		02/27/17	1,500	1,785,615

						104,338,565

Tobacco — 1.0%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%		05/05/21	20,000	22,881,380
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	4,110	5,886,757
Lorillard Tobacco Co., Gtd. Notes(a)	Baa2	8.125%		06/23/19	865	1,115,499
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.500%		08/22/22	7,025	7,038,994
Philip Morris International, Inc., Sr. Unsec’d. Notes(a)	A2	4.125%		05/17/21	4,500	5,106,123
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%		06/01/16	2,500	3,012,450

						45,041,203

TOTAL CORPORATE BONDS (cost $2,085,119,009)						2,250,939,839

MUNICIPAL BONDS — 1.3%
Bay Area Toll Authority, California Toll Bridge Revenue Bond, BABs	Aa3	6.263%		04/01/49	5,430	7,704,681
Central Puget Sound Regional Transit Authority, BABs	Aa2	5.491%		11/01/39	2,330	2,960,358
Los Angeles Department of Water & Power, Revenue Bonds, BABs	Aa3	6.574%		07/01/45	3,065	4,453,935
Massachusetts State Water Pollution Abatement, BABs	Aaa	5.192%		08/01/40	1,400	1,700,916
Metropolitan Gov’t. of Nashville & Davidson Cnty. Convention Center, BABs	Aa2	6.731%		07/01/43	1,000	1,195,070
New York City Municipal Water Finance Authority, BABs	Aa2	6.011%		06/15/42	2,010	2,810,824
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	Aa1	5.767%		08/01/36	5,000	6,325,200
Ohio State University (The), Revenue Bonds, BABs	Aa1	4.910%		06/01/40	1,300	1,559,181
Ohio State Water Development Authority, Revenue Bonds, BABs	Aaa	4.879%		12/01/34	2,000	2,327,920
Oregon State Department of Transportation, BABs	Aa2	5.834%		11/15/34	500	656,629
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	Aa3	5.511%		12/01/45	5,800	6,953,098
Regional Transportation District Co. Sales Tax, Revenue Bonds, Series B, BABs	Aa2	5.844%		11/01/50	2,895	3,977,383
Rutgers NJ State University, Revenue Bonds, BABs	Aa2	5.665%		05/01/40	750	955,559
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	Aa1	4.839%		01/01/41	6,500	7,816,250
San Antonio Electric & Gas, Revenue Bonds	Aa1	4.427%		02/01/42	1,750	1,934,450

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value

MUNICIPAL BONDS (Continued)
San Francisco City & County Public Utilities Commission, BABs	Aa3	6.000%	11/01/40	$2,000	$2,461,800
State of California, BABs	A1	7.625%	03/01/40	800	1,103,984
State of California, Taxable Var. Purp. 3. GO	A1	5.950%	04/01/16	2,500	2,839,325

TOTAL MUNICIPAL BONDS (cost $55,812,463)					59,736,563

NON-CORPORATE FOREIGN AGENCIES — 2.2%
Commonwealth Bank of Australia (Australia), Gov’t. Liquid Gtd. Notes, 144A	Aaa	2.700%	11/25/14	3,775	3,945,970
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes(a)	Aa3	4.000%	01/29/21	10,000	10,895,120
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	10,000	13,025,000
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, RegS.	Baa1	9.250%	04/23/19	10,000	13,025,000
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875%	05/04/17	5,200	5,658,026
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	8.000%	01/23/14	3,000	3,261,744
Kreditanstalt fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes(a)	Aaa	2.375%	08/25/21	9,340	9,677,174
Petrobras International Finance Co. (Brazil), Gtd. Notes	A3	5.375%	01/27/21	22,235	25,053,753
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21	10,000	11,725,000

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $89,870,181)					96,266,787

SOVEREIGNS — 4.1%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	NR	2.750%	03/05/15	2,000	2,083,280
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	4.875%	01/22/21	18,000	21,510,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41	19,275	24,672,000
Brazilian Government International Bond (Brazil), Series A, Sr. Unsec’d. Notes	Baa2	8.000%	01/15/18	611	727,222
Canada Government International Bond (Canada), Sr. Unsec’d. Notes(a)	Aaa	0.875%	02/14/17	17,830	18,036,828
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	NR	4.375%	06/15/13	1,500	1,526,250
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	NR	5.250%	09/20/16	2,000	2,093,600
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	5.125%	01/15/20	10,000	11,950,000
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	6.050%	01/11/40	18,900	25,184,250
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	5.125%	04/21/21	5,000	5,825,000
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	6.375%	07/15/19	1,200	1,482,000
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, RegS	Aa2	5.250%	01/20/20	10,000	11,825,000
Republic of Indonesia (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.875%	05/05/21	10,000	11,450,000

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value

SOVEREIGNS (Continued)
Republic of Indonesia (Indonesia), Unsec’d. Notes, 144A.	Baa3	3.750%		04/25/22	$3,500	$3,701,250
Republic of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	7.125%		04/16/19	11,500	14,940,961
Republic of Russia (Russia), Sr. Unsec’d. Notes, RegS	Baa1	7.500%		03/31/30	7,750	9,784,375
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	7.500%		03/31/30	7,750	9,784,375
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN	Baa3	3.625%		06/17/13	4,300	4,293,120

TOTAL SOVEREIGNS (cost $166,048,951)						180,869,511

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Federal Home Loan Mortgage Corp.		1.000%		09/29/17	8,660	8,748,722
Federal Home Loan Mortgage Corp.		1.250%		10/02/19	24,205	24,154,896
Federal Home Loan Mortgage Corp.(a)		2.375%		01/13/22	39,620	41,562,965
Residual Funding Corp. Strips Principal		1.670%	(s)	07/15/20	1,643	1,451,280
Residual Funding Corp. Strips Principal		1.840%	(s)	01/15/21	1,500	1,298,466

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $76,153,963)						77,216,329

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 11.6%
Federal Home Loan Mortgage Corp.		4.500%		10/01/39-07/01/41	169,196	182,506,355
Federal National Mortgage Association		3.000%		TBA	45,000	47,383,594
Federal National Mortgage Association		3.000%		TBA	5,000	5,278,125
Federal National Mortgage Association		3.500%		TBA	13,000	13,907,969
Federal National Mortgage Association		4.000%		TBA	63,000	67,803,753
Government National Mortgage Association		3.500%		TBA	25,000	27,343,748
Government National Mortgage Association		4.000%		10/15/39-09/15/41	155,465	171,630,047

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $503,404,552)						515,853,591

U.S. TREASURY OBLIGATIONS — 20.9%
U.S. Treasury Bonds		6.125%		11/15/27	22,400	33,712,000
U.S. Treasury Bonds		6.250%		08/15/23	60,000	87,065,640
U.S. Treasury Bonds		7.875%		02/15/21	50,000	76,296,900
U.S. Treasury Bonds		8.000%		11/15/21	69,450	108,781,480
U.S. Treasury Notes		1.000%		09/30/19	18,315	18,246,319
U.S. Treasury Notes		1.250%		04/30/19	46,180	47,045,875
U.S. Treasury Notes		1.625%		08/15/22	68,150	68,075,444
U.S. Treasury Notes		3.500%		02/15/18	128,735	147,652,994
U.S. Treasury Strips Coupon(a)		1.060%	(n)	05/15/19	99,790	93,226,712
U.S. Treasury Strips Coupon(a)		1.150%	(n)	11/15/19	106,700	98,338,988
U.S. Treasury Strips Coupon(k)		1.690%	(n)	11/15/21	25,000	21,610,600
U.S. Treasury Strips Coupon		1.820%	(n)	05/15/22	125,000	106,185,625
U.S. Treasury Strips Coupon(a)		2.280%	(n)	08/15/25	34,245	25,528,757

TOTAL U.S. TREASURY OBLIGATIONS (cost $914,303,044)						931,767,334

TOTAL LONG-TERM INVESTMENTS (cost $4,245,018,640)						4,488,921,306

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 15.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $707,837,541; includes $503,718,305 of cash collateral received for securities on loan)(b)(w)	707,837,541	$707,837,541

TOTAL INVESTMENTS — 116.7% (cost $4,952,856,181)		5,196,758,847
Liabilities in excess of other assets(x) — (16.7)%		(744,419,605)

NET ASSETS — 100.0%		$4,452,339,242

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
ACES	Alternative Credit Enhancement Securities
BABs	Build America Bonds
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EUR	Euro
GO	General Obligation
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
TBA	To Be Announced
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $493,004,476; cash collateral of $503,718,305 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $11,848,650. The aggregate value of $13,459,963 is approximately 0.3% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2012.
(u)	New issue security. Variable rate in effect upon settlement.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
6,407	5 Year U.S. Treasury Notes	Dec. 2012	$795,596,235	$798,522,429	$2,926,194
5,228	10 Year U.S. Treasury Notes	Dec. 2012	692,255,739	697,856,313	5,600,574
1,402	U.S. Long Bond	Dec. 2012	206,626,475	209,423,750	2,797,275

					11,324,043

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Short Positions:
821	2 Year U.S. Treasury Notes	Dec. 2012	$180,990,167	$181,056,156	$(65,989)
1,543	U.S. Ultra Bond	Dec. 2012	254,790,434	254,932,531	(142,097)

					(208,086)

					$11,115,957

(1) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty
Over-the-counter swap agreements:
$ 88,500	05/01/16	2.848%	3 month LIBOR(2)	$(8,327,195)	$—	$(8,327,195)	Barclays Bank PLC
68,000	08/11/16	1.456%	3 month LIBOR(2)	2,430,145	—	2,430,145	Deutsche Bank AG
172,555	08/31/16	0.934%	3 month LIBOR(1)	2,528,563	—	2,528,563	Credit Suisse International
171,645	08/31/16	0.977%	3 month LIBOR(2)	(2,806,374)	—	(2,806,374)	Citibank N.A.
171,645	08/31/16	0.928%	3 month LIBOR(1)	2,473,811	—	2,473,811	Citibank N.A.
53,670	08/31/16	0.978%	3 month LIBOR(2)	(881,018)	—	(881,018)	JPMorgan Chase Bank
53,670	08/31/16	0.975%	3 month LIBOR(2)	(873,551)	—	(873,551)	JPMorgan Chase Bank
19,440	09/14/16	1.206%	3 month LIBOR(2)	(490,001)	—	(490,001)	Deutsche Bank AG
370,000	09/27/16	1.070%	3 month LIBOR(2)	7,259,205	—	7,259,205	Morgan Stanley Capital Services
350,000	10/13/16	1.458%	3 month LIBOR(2)	(14,244,358)	—	(14,244,358)	JPMorgan Chase Bank
290,000	11/18/16	1.315%	3 month LIBOR(1)	9,664,562	—	9,664,562	Barclays Bank PLC
130,000	11/25/16	1.340%	3 month LIBOR(1)	4,458,865	—	4,458,865	Citibank N.A.
512,395	11/30/16	0.913%	3 month LIBOR(2)	(6,447,290)	—	(6,447,290)	JPMorgan Chase Bank
490,120	11/30/16	0.945%	3 month LIBOR(2)	(6,821,685)	—	(6,821,685)	Citibank N.A.
111,580	02/28/17	0.680%	3 month LIBOR(1)	40,776	—	40,776	Citibank N.A.
25,000	08/08/18	1.980%	3 month LIBOR(1)	1,529,024	—	1,529,024	Bank of America N.A.
73,000	08/11/18	2.055%	3 month LIBOR(1)	4,775,305	—	4,775,305	JPMorgan Chase Bank
405,000	10/17/18	1.887%	3 month LIBOR(2)	(24,561,719)	—	(24,561,719)	Morgan Stanley Capital Services
500,000	05/21/19	1.485%	3 month LIBOR(1)	14,307,750	—	14,307,750	JPMorgan Chase Bank
24,180	10/02/19	1.189%	3 month LIBOR(2)	1,821	—	1,821	Bank of Nova Scotia
16,817	11/15/19	4.546%	3 month LIBOR(2)	(8,084,484)	—	(8,084,484)	Deutsche Bank AG
27,616	05/15/20	4.246%	3 month LIBOR(2)	(12,252,237)	—	(12,252,237)	Deutsche Bank AG
26,502	05/15/21	4.419%	3 month LIBOR(2)	(13,094,440)	—	(13,094,440)	Deutsche Bank AG
26,415	05/15/21	4.446%	3 month LIBOR(2)	(13,183,370)	—	(13,183,370)	Deutsche Bank AG
540,000	10/05/21	1.971%	3 month LIBOR(1)	24,213,285	—	24,213,285	JPMorgan Chase Bank
500,000	10/17/21	2.331%	3 month LIBOR(2)	(38,304,294)	—	(38,304,294)	Citibank N.A.
225,000	10/17/21	2.331%	3 month LIBOR(2)	(17,236,993)	—	(17,236,993)	Morgan Stanley Capital Services
39,620	01/13/22	1.660%	3 month LIBOR(2)	(285,072)	—	(285,072)	Citibank N.A.
200,000	07/03/22	1.790%	3 month LIBOR(1)	2,945,251	—	2,945,251	JPMorgan Chase Bank
98,840	08/15/28	2.370%	3 month LIBOR(2)	(979,148)	—	(979,148)	Citibank N.A.

				$(92,244,866)	$—	$(92,244,866)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1):
Centex Corp.	06/20/14	1.000%	$3,000	$(26,233)	$(19,128)	$(7,105)	Credit Suisse International

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on corporate issues - Buy Protection(1) (cont’d.)
Citizen Communications Corp.	12/20/12	1.000%	$3,000	$(4,356)	$136,654	$(141,010)	Deutsche Bank AG
Citizen Communications Corp.	12/20/12	1.000%	2,000	(2,904)	101,006	(103,910)	Deutsche Bank AG
GATX Financial Corp.	12/20/12	1.000%	2,450	(4,873)	26,615	(31,488)	Credit Suisse International
May Department Stores Co. (The)	09/20/16	1.000%	5,765	(35,077)	592,878	(627,955)	Deutsche Bank AG
RR Donnelley & Sons Co.	09/20/16	1.000%	3,000	551,994	377,450	174,544	JPMorgan Chase Bank
Westvaco Corp.	09/20/19	1.000%	3,000	71,988	59,551	12,437	JPMorgan Chase Bank

				$550,539	$1,275,026	$(724,487)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate issues - Sell Protection(2):
Berkshire Hathaway Finance Corp.	03/20/15	1.000%	$5,000	0.771%	$29,800	$(94,368)	$124,168	Deutsche Bank AG

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on credit indices - Buy Protection(1):
Itraxx.Euro.18	12/20/17	1.000%	EUR	300,000	$6,767,167	$6,128,038	$639,129	JPMorgan Chase Bank
Itraxx.Euro.18	12/20/17	1.000%	EUR	11,600	261,663	235,131	26,532	Deutsche Bank AG

					$7,028,830	$6,363,169	$665,661

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(4)#	Fair Value(6)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CDX.NA.HY.18	06/20/17	5.000%	$49,500	$385,068	$(3,200,313)	$3,585,381	Bank of America N.A.
CDX.NA.HY.18	06/20/17	5.000%	39,600	308,054	(2,695,000)	3,003,054	Morgan Stanley Capital Services
CDX.NA.HY.18	06/20/17	5.000%	16,830	130,923	(1,303,156)	1,434,079	Bank of America N.A.
CDX.NA.IG.19	12/20/17	1.000%	600,000	541,526	911,465	(369,939)	Morgan Stanley Capital Services
CDX.NA.IG.19	12/20/17	1.000%	450,000	383,228	711,855	(328,627)	JPMorgan Chase Bank

				$1,748,799	$(5,575,149)	$7,323,948

The Portfolio entered into credit default swaps as the protection seller on corporate issues and credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

AST INVESTMENT GRADE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2012.

(6)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$101,237,554	$8,324,700
Residential Mortgage-Backed Securities	—	25,856,921	—
Commercial Mortgage-Backed Securities	—	240,852,177	—
Corporate Bonds	—	2,250,939,839	—
Municipal Bonds	—	59,736,563	—
Non-Corporate Foreign Agencies	—	96,266,787	—
Sovereigns	—	180,869,511	—
U.S. Government Agency Obligations	—	77,216,329	—
U.S. Government Mortgage-Backed Securities	—	515,853,591	—
U.S. Treasury Obligations	—	931,767,334	—
Affiliated Money Market Mutual Fund	707,837,541	—	—
Other Financial Instruments*
Futures Contracts	11,115,957	—	—
Interest Rate Swaps	—	(92,244,866)	—
Credit Default Swaps	—	7,389,290	—

Total	$718,953,498	$4,395,741,030	$8,324,700

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.3%
COMMON STOCKS — 55.3%
Australia — 0.5%
Australia & New Zealand Banking Group Ltd.	13,024	$332,837
BHP Billiton Ltd.	111,163	3,798,315
Dexus Property Group	562,382	552,897
Flight Centre Ltd.	9,691	235,363
Mirvac Group	453,108	670,114
Rio Tinto Ltd.	16,500	906,300
Stockland	245,254	846,058
Westfield Group	201,575	2,118,232
Westfield Retail Trust	229,369	684,877

		10,144,993

Belgium — 0.2%
Anheuser-Busch InBev NV	30,789	2,618,042
Solvay SA	16,723	1,935,379

		4,553,421

Bermuda — 0.4%
AXIS Capital Holdings Ltd.	7,959	277,928
Digital China Holdings Ltd.	322,000	511,011
Endurance Specialty Holdings Ltd.	22,150	852,775
Everest Re Group Ltd.	6,717	718,450
Freescale Semiconductor Ltd.*(a)	70,144	667,069
Genpact Ltd.	26,297	438,634
Hongkong Land Holdings Ltd.	78,000	466,830
Invesco Ltd.	92,640	2,315,074
Marvell Technology Group Ltd.	86,052	787,376
OneBeacon Insurance Group Ltd. (Class A Stock)	29,050	390,432
PartnerRe Ltd.	2,483	184,437
Skyworth Digital Holdings Ltd.	1,732,000	819,158
Validus Holdings Ltd.	22,610	766,705

		9,195,879

Brazil — 0.4%
Banco Bradesco SA, ADR	34,500	554,415
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	19,700	1,599,837
Cia de Saneamento de Minas Gerais-COPASA	25,700	583,788
Cia Energetica de Minas Gerais, ADR	107,400	1,301,688
Cielo SA	7,500	186,977
M Dias Branco SA	19,100	625,879
MRV Engenharia e Participacoes SA	127,400	754,753
Obrascon Huarte Lain Brasil SA	65,800	599,495
Petroleo Brasileiro SA, ADR(a)	73,100	1,613,317
Petroleo Brasileiro SA, ADR	16,031	367,751
Tim Participacoes SA(a)	59,900	1,151,278

		9,339,178

British Virgin Islands — 0.1%
Michael Kors Holdings Ltd.	38,300	2,036,794

Canada — 0.5%
Agrium, Inc.	3,035	314,892
Alimentation Couche Tard, Inc. (Class B Stock)	4,797	220,454
Allied Properties Real Estate Investment Trust	11,900	386,983
BCE, Inc.	6,205	272,980

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Brookfield Asset Management, Inc. (Class A Stock)	21,580	$744,726
Brookfield Office Properties, Inc.	36,374	604,568
Canadian National Railway Co.	3,791	335,448
Canadian Pacific Railway Ltd.	13,200	1,094,148
Canadian Real Estate Investment Trust	19,200	820,653
Catamaran Corp.*	3,470	339,956
First Capital Realty, Inc.	39,843	761,520
First Quantum Minerals Ltd.	81,673	1,740,463
Intact Financial Corp.	4,637	282,059
Interoil Corp.*(a)	3,753	289,957
RioCan Real Estate Investment Trust	10,340	291,026
Suncor Energy, Inc.	13,599	447,352
TELUS Corp.	5,130	320,919
Toronto-Dominion Bank (The)	4,354	363,121
Valeant Pharmaceuticals International, Inc.*(a)	30,350	1,677,444

		11,308,669

Cayman Islands — 0.4%
Belle International Holdings Ltd.	923,000	1,667,995
China Shanshui Cement Group Ltd.	1,235,000	797,353
Dongyue Group	1,110,000	488,903
Hengan International Group Co. Ltd.	179,500	1,691,068
Herbalife Ltd.(a)	12,900	611,460
NetEase, Inc., ADR*	23,100	1,296,834
Sands China Ltd.	317,200	1,174,393

		7,728,006

China — 1.4%
Baidu, Inc., ADR*	6,484	757,460
China CITIC Bank Corp. Ltd. (Class H Stock)	2,876,000	1,356,060
China Construction Bank Corp. (Class H Stock)	6,742,000	4,649,892
China Merchants Bank Co. Ltd. (Class H Stock)	331,000	553,291
China Minsheng Banking Corp Ltd. (Class H Stock)	1,892,500	1,485,401
China Mobile Ltd.	188,500	2,089,694
China Resources Land Ltd.	44,000	96,193
China Shenhua Energy Co. Ltd. (Class H Stock)	515,000	1,990,012
CNOOC Ltd.	2,148,000	4,361,170
Dongfeng Motor Group Co. Ltd. (Class H Stock)	942,000	1,094,642
Great Wall Motor Co. Ltd. (Class H Stock)	404,500	1,061,249
Guangdong Investment Ltd.	1,184,000	935,322
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	456,400	522,361
Industrial & Commercial Bank of China Ltd. (Class H Stock)	8,182,000	4,801,036
PetroChina Co. Ltd. (Class H Stock)	1,972,000	2,549,449
Ping An Insurance Group Co. (Class H Stock)	403,500	3,018,869

		31,322,101

Cyprus
Globaltrans Investment PLC	31,300	646,658

Denmark — 0.2%
Carlsberg A/S (Class B Stock)	11,274	998,851

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Denmark (cont’d.)
Novo Nordisk A/S	14,840	$2,341,900
Novo Nordisk A/S (Class B Stock)	1,330	210,109

		3,550,860

Finland — 0.1%
Nokian Renkaat OYJ	5,906	240,208
Stora Enso Oyj (Class R Stock)	100,672	625,367
Technopolis PLC	21,379	92,310
UPM-Kymmene Oyj	91,323	1,032,134

		1,990,019

France — 1.4%
Accor SA	44,571	1,486,597
AXA SA	122,008	1,817,154
BNP Paribas SA	31,388	1,491,594
GDF Suez	47,767	1,068,064
ICADE	5,042	410,783
Imerys SA	11,800	692,369
Klepierre	11,199	392,738
Lafarge SA	30,439	1,639,336
LVMH Moet Hennessy Louis Vuitton SA	10,700	1,608,754
Pernod-Ricard SA	15,480	1,736,820
PPR	10,639	1,632,394
Sanofi	54,022	4,606,080
Schneider Electric SA	50,604	2,994,895
Societe Generale SA*	20,000	567,992
Sodexo	26,294	1,979,703
Technip SA	15,631	1,737,693
Total SA	72,881	3,615,110
Unibail-Rodamco SE	8,002	1,594,888
Vivendi SA	17,174	334,904

		31,407,868

Germany — 1.0%
Allianz SE	28,382	3,376,969
Alstria Office REIT AG	28,616	335,039
BASF SE	24,548	2,070,956
Bayer AG	55,880	4,798,967
Bayerische Motoren Werke AG	4,227	309,130
Bilfinger Berger SE	3,897	344,539
Continental AG	3,329	325,978
E.ON AG	64,697	1,535,159
Freenet AG	14,801	241,554
Fresenius Medical Care AG & Co. KGaA	12,900	945,892
Fresenius SE & Co. KGaA	2,809	326,101
Linde AG	9,850	1,696,137
SAP AG	40,325	2,855,780
Siemens AG	16,200	1,615,670
Symrise AG	15,000	507,916

		21,285,787

Guernsey
Resolution Ltd.	56,202	197,030

Hong Kong — 0.7%
Cheung Kong Holdings Ltd.	153,000	2,235,134
China Overseas Land & Investment Ltd.	1,108,000	2,792,394
Hang Lung Properties Ltd.	539,000	1,835,230
Henderson Land Development Co. Ltd.	29,000	207,682
Jardine Matheson Holdings Ltd.*	32,400	1,833,840
Lenovo Group Ltd.	1,728,000	1,424,564
Link (The)	101,000	478,370

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
New World Development Ltd.	305,000	$470,005
Sino Land Co. Ltd.	442,000	823,117
SJM Holdings Ltd.	536,000	1,158,257
Sun Hung Kai Properties Ltd.	105,000	1,527,797
Wharf Holdings Ltd. (The)	144,000	995,731

		15,782,121

Hungary
OTP Bank PLC	34,900	612,647

India — 0.2%
HDFC Bank Ltd., ADR(a)	8,224	309,058
ICICI Bank Ltd., ADR(a)	8,706	349,459
Infosys Ltd., ADR	43,600	2,116,344
Tata Motors Ltd., ADR	74,900	1,923,432

		4,698,293

Indonesia — 0.1%
Astra International Tbk PT	850,000	655,149
Bank Rakyat Indonesia Persero Tbk PT	563,500	436,751

		1,091,900

Ireland — 0.5%
Accenture PLC (Class A Stock)	15,075	1,055,702
Cooper Industries PLC	27,000	2,026,620
Covidien PLC	88,872	5,280,775
Dragon Oil PLC	156,500	1,528,937
Ingersoll-Rand PLC	7,437	333,326
Kerry Group PLC	6,498	332,758

		10,558,118

Israel — 0.1%
Teva Pharmaceutical Industries Ltd., ADR	72,580	3,005,538

Italy
Prada SpA	28,400	210,994

Japan — 2.0%
Anritsu Corp.	30,000	389,867
Astellas Pharma, Inc.	4,700	238,196
Canon, Inc.	61,900	1,986,848
Dai-ichi Life Insurance Co. Ltd. (The)	777	878,850
Daikin Industries Ltd.	29,400	760,404
Daiwahouse Residential Investment Corp.	9	68,106
Dena Co. Ltd.	8,700	288,604
East Japan Railway Co.	13,000	860,146
FamilyMart Co. Ltd.	6,000	294,777
FANUC Corp.	8,200	1,319,859
Frontier Real Estate Investment Corp.	33	288,940
Hitachi Ltd.	325,000	1,804,762
Honda Motor Co. Ltd.	58,200	1,798,691
Isuzu Motors Ltd.	59,000	284,306
ITOCHU Corp.	36,300	366,459
Japan Real Estate Investment Corp.	55	553,487
Japan Retail Fund Investment Corp.	147	262,474
Japan Tobacco, Inc.	157,500	4,714,565
JX Holdings, Inc.	235,400	1,285,891
KDDI Corp.	8,700	674,793
Kenedix Realty Investment Corp.	31	111,474
Komatsu Ltd.	75,200	1,473,913
Kubota Corp.	140,000	1,412,924
Makita Corp.	32,500	1,258,039
Marubeni Corp.	216,000	1,373,222
Medipal Holdings Corp.	15,300	210,606

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Mitsubishi Corp.	84,900	$1,537,782
Mitsubishi Electric Corp.	185,000	1,363,607
Mitsubishi Estate Co. Ltd.	91,000	1,739,931
Mitsui Fudosan Co. Ltd.	77,000	1,538,664
Murata Manufacturing Co. Ltd.	13,600	724,017
Nidec Corp.	11,700	854,663
Nippon Telegraph & Telephone Corp.	5,400	256,932
Nissan Motor Co. Ltd.	228,700	1,946,397
Nomura Real Estate Residential Fund, Inc.	37	214,050
Omron Corp.	17,000	326,682
ORIX Corp.	15,730	1,575,512
Orix JREIT, Inc.	17	83,214
Shin-Etsu Chemical Co. Ltd.	23,500	1,320,678
SMC Corp.	7,800	1,255,283
Sumitomo Corp.	111,400	1,498,621
Sumitomo Mitsui Financial Group, Inc.	11,800	367,667
Tokyo Tatemono Co. Ltd.*	83,000	323,871
Tokyu REIT, Inc.	65	334,523
Toyota Motor Corp.	46,800	1,834,996
Yahoo! Japan Corp.	1,800	684,812

		44,742,105

Kazakhstan
KazMunaiGas Exploration Production, GDR	51,400	928,705

Liberia — 0.1%
Royal Caribbean Cruises Ltd.	68,251	2,061,863

Malaysia — 0.1%
UMW Holdings Bhd	340,700	1,112,706

Marshall Islands — 0.1%
Teekay Corp.	46,140	1,439,568

Mexico — 0.2%
America Movil SAB de CV (Class L Stock), ADR	31,600	803,904
Compartamos SAB de CV	557,500	652,710
Grupo Financiero Banorte SAB de CV (Class O Stock)	338,100	1,910,911

		3,367,525

Netherlands — 0.6%
Akzo Nobel NV	16,000	904,469
ASML Holding NV*	40,270	2,161,694
Corio NV	6,661	283,198
European Aeronautic Defence and Space Co.(a)	41,389	1,311,855
ING Groep NV, CVA*	220,307	1,740,815
Koninklijke Philips Electronics NV	16,507	385,110
Schlumberger Ltd.	56,007	4,050,986
Unilever NV, CVA	90,606	3,205,406
Vastned Retail NV	4,896	207,875

		14,251,408

Panama — 0.1%
Carnival Corp.	62,189	2,266,167
Copa Holdings SA (Class A Stock)	7,300	593,271

		2,859,438

Poland — 0.1%
KGHM Polska Miedz SA	38,300	1,823,155

Russia — 0.5%
Lukoil OAO, ADR	48,200	2,966,228

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
Mining & Metallurgical Co. Norilsk Nickel OJSC, ADR	100,100	$1,582,581
Mobile Telesystems OJSC, ADR	108,500	1,900,920
Sberbank of Russia, ADR	225,400	2,625,910
Tatneft, ADR	43,200	1,788,480

		10,864,119

Singapore — 0.2%
Avago Technologies Ltd.	72,426	2,525,132
CapitaCommercial Trust	360,000	437,419
CapitaLand Ltd.	213,000	548,650
CapitaMalls Asia Ltd.	431,000	576,949
City Developments Ltd.	23,000	218,917
Global Logistic Properties Ltd.	233,000	474,950
Keppel Land Ltd.	119,000	342,446

		5,124,463

South Africa — 0.4%
AVI Ltd.	119,400	857,304
Clicks Group Ltd.	129,000	897,095
Exxaro Resources Ltd.	68,600	1,326,503
Imperial Holdings Ltd.	71,100	1,601,822
Kumba Iron Ore Ltd.	11,500	694,891
MTN Group Ltd.	147,000	2,829,613
Spar Group Ltd. (The)	74,000	1,138,051
Tiger Brands Ltd.	9,699	318,274

		9,663,553

South Korea — 1.2%
BS Financial Group, Inc.	83,600	897,997
Hyundai Mobis	1,770	492,069
Hyundai Motor Co.	14,400	3,248,023
Hyundai Motor Co., GDR, 144A	3,364	381,370
Kangwon Land, Inc.	47,600	1,067,289
Kia Motors Corp.	28,300	1,758,375
KT&G Corp.	14,400	1,097,402
Samsung Electronics Co. Ltd.	1,823	2,196,894
Samsung Electronics Co. Ltd., GDR	16,285	9,861,038
Samsung Heavy Industries Co. Ltd.	43,600	1,464,998
SK Hynix, Inc.*	37,500	762,111
SK Innovation Co. Ltd.	5,600	841,436
Woori Finance Holdings Co. Ltd.	134,700	1,325,694

		25,394,696

Spain — 0.1%
Amadeus IT Holding SA (Class A Stock)	13,212	307,813
Banco Bilbao Vizcaya Argentaria SA	103,432	812,511

		1,120,324

Sweden — 0.1%
Atlas Copco AB (Class A Stock)	55,231	1,288,959
Telefonaktiebolaget LM Ericsson (Class B Stock)	124,032	1,130,087

		2,419,046

Switzerland — 1.5%
ABB Ltd.*	67,470	1,265,466
ACE Ltd.	68,978	5,214,737
Actelion Ltd.	5,261	263,358
Allied World Assurance Co. Holdings AG	9,370	723,832
Compagnie Financiere Richemont SA (Class A Stock)	45,849	2,749,478

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Switzerland (cont’d.)
Credit Suisse Group AG*	62,213	$1,318,347
Holcim Ltd.*	19,941	1,270,033
Nestle SA	101,259	6,384,539
Novartis AG	47,784	2,923,944
Roche Holding AG	18,284	3,415,735
SGS SA	450	924,402
Tyco International Ltd.	54,085	3,042,822
Wolseley PLC	6,139	261,909
Zurich Insurance Group AG*	9,280	2,310,873

		32,069,475

Taiwan — 0.8%
Asustek Computer, Inc.	141,000	1,526,382
Chicony Electronics Co. Ltd.	363,000	851,466
Compal Electronics, Inc.	813,000	728,547
Hon Hai Precision Industry Co. Ltd.	794,000	2,486,051
Hon Hai Precision Industry Co. Ltd. GDR (Class S Stock)	208,410	1,308,190
Lite-On Technology Corp.	607,000	781,826
POU Chen Corp.	607,000	618,793
Radiant Opto-Electronics Corp.	240,000	1,037,308
Realtek Semiconductor Corp.	312,000	614,662
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	424,150	6,710,053
TPK Holding Co. Ltd.	41,000	535,873
Wistron Corp.	761,000	911,211

		18,110,362

Thailand — 0.4%
Big C Supercenter PCL	99,800	604,980
Charoen Pokphand Foods PCL, NVDR	1,444,200	1,569,605
Kasikornbank PCL	258,900	1,531,371
Krung Thai Bank PCL	1,845,700	1,094,566
PTT PCL, NVDR	210,000	2,239,885
Thai Union Frozen Products PCL, NVDR	318,900	757,742
Thanachart Capital PCL	564,700	691,051

		8,489,200

Turkey — 0.4%
Arcelik A/S	166,100	883,525
Eregli Demir ve Celik Fabrikalari TAS	513,400	631,306
Koza Altin Isletmeleri A/S	42,200	906,340
Turk Hava Yollari*	300,400	628,462
Turk Sise ve Cam Fabrikalari A/S	451,800	625,946
Turkiye Garanti Bankasi A/S	421,800	1,760,189
Turkiye Halk Bankasi A/S	122,500	954,236
Turkiye Is Bankasi (Class C Stock)	503,100	1,578,792

		7,968,796

United Kingdom — 4.1%
ARM Holdings PLC, ADR(a)	16,470	460,831
Associated British Foods PLC	15,891	330,768
AstraZeneca PLC	9,872	471,067
Atrium European Real Estate Ltd.	20,775	108,496
Aviva PLC	61,695	317,506
Barclays PLC	568,826	1,973,489
BG Group PLC	269,659	5,443,082
British American Tobacco PLC	102,984	5,287,478
British Land Co. PLC	128,793	1,085,632
BT Group PLC	311,827	1,161,666
Burberry Group PLC	93,143	1,505,581
Centrica PLC	606,236	3,209,007

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Diageo PLC	67,480	$1,895,481
Diageo PLC, ADR	10,105	1,139,137
Ensco PLC (Class A Stock)	17,476	953,490
Experian PLC	121,494	2,018,785
GKN PLC	80,735	280,037
GlaxoSmithKline PLC	212,329	4,894,467
Hammerson PLC	68,221	496,838
Helical Bar PLC	67,040	203,252
HSBC Holdings PLC, (QMTF)	212,745	1,969,524
HSBC Holdings PLC, (XHKG)	303,200	2,819,658
ICAP PLC	125,000	648,142
Imperial Tobacco Group PLC	52,362	1,937,987
Inchcape PLC	48,044	278,984
InterContinental Hotels Group PLC	66,136	1,730,107
ITV PLC	188,517	269,106
Land Securities Group PLC	31,423	386,400
Legal & General Group PLC	155,097	330,345
London & Stamford Property PLC	72,717	134,920
Marks & Spencer Group PLC	251,074	1,446,594
Meggitt PLC	156,126	995,594
Old Mutual PLC	396,100	1,086,979
Pearson PLC	41,840	817,517
Persimmon PLC	25,923	317,512
Petrofac Ltd.	8,911	229,513
Prudential PLC	299,060	3,870,631
Rio Tinto PLC	83,372	3,884,061
Royal Dutch Shell PLC (Class A Stock), (XEQT)	152,851	5,283,729
Royal Dutch Shell PLC (Class A Stock), (XLON)	97,285	3,365,002
SABMiller PLC	31,657	1,390,460
Shire PLC	53,605	1,570,227
Spectris PLC	9,259	257,913
Standard Chartered PLC, (XHKG)	50,100	1,149,935
Standard Chartered PLC, (XLON)	149,803	3,386,636
Taylor Wimpey PLC	392,621	344,265
Tesco PLC	291,000	1,560,095
Tullow Oil PLC	75,377	1,667,552
Unilever PLC	59,111	2,149,595
Unite Group PLC	22,955	97,711
Vodafone Group PLC	2,384,662	6,767,716
Vodafone Group PLC, ADR	48,635	1,385,854
Weir Group PLC (The)	8,372	239,018
WPP PLC	163,391	2,220,252
Xstrata PLC	102,493	1,584,721

		90,810,345

United States — 34.1%
3M Co.	8,930	825,311
Abbott Laboratories	43,371	2,973,516
Acuity Brands, Inc.	4,429	280,311
Adobe Systems, Inc.*(a)	54,176	1,758,553
Aegerion Pharmaceuticals, Inc.*(a)	33,700	499,434
AGCO Corp.*	5,413	257,009
Agilent Technologies, Inc.	37,600	1,445,720
Agree Realty Corp.	15,000	382,350
Air Lease Corp.*(a)	66,500	1,356,600
Air Products & Chemicals, Inc.	31,908	2,638,792
Airgas, Inc.	9,800	806,540
Albemarle Corp.	21,980	1,157,906
Alcoa, Inc.(a)	60,892	538,894

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Alexandria Real Estate Equities, Inc.	17,130	$1,259,398
Alexion Pharmaceuticals, Inc.*(a)	28,280	3,235,232
Alleghany Corp.*	5,400	1,862,676
Allergan, Inc.	64,308	5,889,327
Allison Transmission Holdings, Inc.(a)	122,100	2,456,652
Altera Corp.	70,813	2,406,580
Altria Group, Inc.	18,584	620,520
Amazon.com, Inc.*	33,379	8,488,947
American Campus Communities, Inc.	11,100	487,068
American Eagle Outfitters, Inc.	45,700	963,356
American Electric Power Co., Inc.	14,544	639,063
American Express Co.	79,297	4,508,827
American International Group, Inc.*	87,495	2,868,961
American Tower Corp.	43,603	3,112,818
American Water Works Co., Inc.	4,810	178,259
Ameriprise Financial, Inc.	67,103	3,804,069
AmerisourceBergen Corp.	18,335	709,748
Amgen, Inc.	5,564	469,156
AmTrust Financial Services, Inc.	27,280	698,914
Anadarko Petroleum Corp.	36,264	2,535,579
Analog Devices, Inc.	55,800	2,186,802
Anixter International, Inc.(a)	20,300	1,166,438
Apache Corp.	4,566	394,822
Apartment Investment & Management Co. (Class A Stock)	22,996	597,666
Apple, Inc.	57,707	38,505,573
Arthur J Gallagher & Co.	25,090	898,724
Ashland, Inc.	3,129	224,036
Associated Banc-Corp.	112,400	1,480,308
AT&T, Inc.	192,910	7,272,707
Atmos Energy Corp.	26,130	935,193
Automatic Data Processing, Inc.	11,860	695,708
AutoZone, Inc.*	10,449	3,862,682
AvalonBay Communities, Inc.	6,100	829,539
Bank of America Corp.	517,760	4,571,821
Baxter International, Inc.	18,504	1,115,051
BB&T Corp.	35,190	1,166,900
Becton, Dickinson and Co.	6,800	534,208
Bed Bath & Beyond, Inc.*(a)	15,250	960,750
Belo Corp. (Class A Stock)	94,260	738,056
Berkshire Hathaway, Inc. (Class A Stock)*	17	2,255,900
Biogen Idec, Inc.*	63,204	9,431,933
BlackRock, Inc.	14,775	2,634,382
BorgWarner, Inc.*	22,280	1,539,771
Boston Properties, Inc.	18,201	2,013,213
Brinker International, Inc.	38,435	1,356,756
Bristol-Myers Squibb Co.	30,320	1,023,300
Broadcom Corp. (Class A Stock)*	72,439	2,504,941
Camden Property Trust	7,500	483,675
Cameron International Corp.*	40,472	2,269,265
Capital One Financial Corp.	96,299	5,490,006
Capitol Federal Financial, Inc.	37,300	446,108
CareFusion Corp.*	80,940	2,297,887
Carlisle Cos., Inc.	77,210	4,008,743
Caterpillar, Inc.(a)	8,720	750,269
CBS Corp. (Class B Stock)	88,431	3,212,698
Celgene Corp.*	16,758	1,280,311
CenterPoint Energy, Inc.	55,825	1,189,072
CenturyLink, Inc.	11,980	483,992
Cerner Corp.*	14,980	1,159,602
CF Industries Holdings, Inc.	7,604	1,689,913

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Charles Schwab Corp. (The)	110,650	$1,415,214
Chevron Corp.	69,493	8,100,104
Chubb Corp. (The)	23,200	1,769,696
Cimarex Energy Co.	23,700	1,387,635
Cincinnati Financial Corp.	12,470	472,488
Cinemark Holdings, Inc.	22,920	514,096
Cisco Systems, Inc.	272,860	5,208,898
Citigroup, Inc.	219,282	7,174,907
Citrix Systems, Inc.*	45,235	3,463,644
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	56,470	337,691
Clorox Co. (The)	7,213	519,697
CME Group, Inc.	34,694	1,987,966
CMS Energy Corp.	74,860	1,762,953
Coach, Inc.	32,778	1,836,224
Coastal Energy Co.*	19,961	371,160
Coca-Cola Co. (The)	132,831	5,038,280
Cognizant Technology Solutions Corp. (Class A Stock)*	41,690	2,914,965
Colgate-Palmolive Co.	6,460	692,641
Comcast Corp. (Class A Stock)	96,504	3,451,948
Compass Minerals International, Inc.	5,000	372,950
Concho Resources, Inc.*	30,160	2,857,660
ConocoPhillips(a)	30,790	1,760,572
Continental Resources, Inc.*	7,730	594,437
Costco Wholesale Corp.	7,190	719,899
Cousins Properties, Inc.	88,670	704,040
Cracker Barrel Old Country Store, Inc.	11,800	791,898
CreXus Investment Corp.	52,020	562,336
Crown Holdings, Inc.*	51,623	1,897,145
CSX Corp.	84,101	1,745,096
Cubesmart	18,200	234,234
Cummins, Inc.	22,234	2,050,197
CVS Caremark Corp.	8,874	429,679
D.R. Horton, Inc.(a)	16,351	337,485
Danaher Corp.	5,685	313,528
DDR Corp.(a)	22,300	342,528
Dean Foods Co.*	66,700	1,090,545
Deckers Outdoor Corp.*(a)	17,000	622,880
Devon Energy Corp.	92,170	5,576,285
Digital Realty Trust, Inc.(a)	9,600	670,560
DIRECTV*	58,620	3,075,205
Discover Financial Services	11,725	465,834
Discovery Communications, Inc. (Class A Stock)*(a)	5,691	339,354
DISH Network Corp. (Class A Stock)	11,730	359,055
Dollar Tree, Inc.*	15,910	768,055
Dover Corp.	18,430	1,096,401
Dow Chemical Co. (The)	9,122	264,173
Dr. Pepper Snapple Group, Inc.(a)	17,835	794,193
Dril-Quip, Inc.*(a)	15,760	1,132,829
Dunkin’ Brands Group, Inc.(a)	20,760	606,088
E.I. du Pont de Nemours & Co.	73,213	3,680,417
eBay, Inc.*	30,147	1,459,416
Eli Lilly & Co.	7,405	351,071
EMC Corp.*	115,154	3,140,249
Emerson Electric Co.(a)	74,451	3,593,750
Energen Corp.	36,750	1,926,068
Entercom Communications Corp. (Class A Stock)*(a)	13,547	92,932
EOG Resources, Inc.	10,766	1,206,330

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Equifax, Inc.	27,970	$1,302,843
Equity LifeStyle Properties, Inc.	4,900	333,788
Equity One, Inc.	9,400	197,964
Equity Residential	14,000	805,420
Essex Property Trust, Inc.(a)	3,400	504,016
Estee Lauder Cos., Inc. (The) (Class A Stock)	15,020	924,781
EverBank Financial Corp.	4,800	66,096
Expedia, Inc.	18,601	1,075,882
Exxon Mobil Corp.	108,807	9,950,400
F5 Networks, Inc.*	22,810	2,388,207
FactSet Research Systems, Inc.(a)	15,000	1,446,300
Federal Realty Investment Trust	6,500	684,450
Fifth Third Bancorp	27,844	431,860
First Republic Bank	37,300	1,285,358
Fluor Corp.(a)	79,171	4,455,744
FMC Corp.	46,770	2,590,123
FMC Technologies, Inc.*	16,380	758,394
Foot Locker, Inc.	9,038	320,849
Fortune Brands Home & Security, Inc.*	40,700	1,099,307
Franklin Resources, Inc.	10,700	1,338,249
Freeport-McMoRan Copper & Gold, Inc.	39,581	1,566,616
Gannett Co., Inc.(a)	14,342	254,570
Gap, Inc. (The)	7,962	284,880
Gardner Denver, Inc.	4,631	279,759
General Electric Co.	61,001	1,385,333
General Growth Properties, Inc.	15,000	292,200
General Mills, Inc.	27,563	1,098,386
General Motors Co.*(a)	22,081	502,343
Genuine Parts Co.(a)	44,465	2,713,699
Georgia Gulf Corp.	6,234	225,795
Gilead Sciences, Inc.*	5,114	339,212
Goldman Sachs Group, Inc. (The)	15,169	1,724,412
Google, Inc. (Class A Stock)*(a)	15,715	11,856,968
Hain Celestial Group, Inc. (The)*	5,151	324,513
Halliburton Co.	29,051	978,728
Hanesbrands, Inc.*(a)	22,225	708,533
Harley-Davidson, Inc.	54,590	2,312,978
Hartford Financial Services Group, Inc. (The)(a)	116,181	2,258,559
HCP, Inc.(a)	32,500	1,445,600
Herman Miller, Inc.	40,800	793,152
Hershey Co. (The)	12,910	915,190
Hess Corp.	6,228	334,568
Hewlett-Packard Co.(a)	40,888	697,549
HFF, Inc. (Class A Stock)*	39,600	590,040
Highwoods Properties, Inc.	18,400	600,208
Home Depot, Inc. (The)	184,461	11,135,911
Honeywell International, Inc.	10,500	627,375
Host Hotels & Resorts, Inc.(a)	31,100	499,155
Humana, Inc.	56,054	3,932,188
IDEXX Laboratories, Inc.*	8,200	814,670
Illinois Tool Works, Inc.	15,640	930,111
Intel Corp.	60,370	1,369,192
IntercontinentalExchange, Inc.*	2,738	365,277
International Business Machines Corp.	13,575	2,816,134
Intuit, Inc.	19,410	1,142,861
Intuitive Surgical, Inc.*	3,020	1,496,803
J.B. Hunt Transport Services, Inc.	35,800	1,863,032
J.M. Smucker Co. (The)	6,740	581,864
Janus Capital Group, Inc.	76,900	725,936

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Jarden Corp.	32,980	$1,742,663
Johnson & Johnson(a)	70,721	4,873,384
Johnson Controls, Inc.	85,573	2,344,700
Joy Global, Inc.	19,900	1,115,594
Kilroy Realty Corp.	9,200	411,976
Kimco Realty Corp.	11,500	233,105
Kinder Morgan, Inc.	86,413	3,069,390
KLA-Tencor Corp.	24,218	1,155,320
Kohl’s Corp.(a)	45,360	2,323,339
Kraft Foods, Inc. (Class A Stock)	63,322	2,618,365
Laboratory Corp. of America Holdings*	12,700	1,174,369
Lam Research Corp.*(a)	47,061	1,495,834
Laredo Petroleum Holdings, Inc.*	28,800	633,024
Las Vegas Sands Corp.(a)	31,700	1,469,929
Legg Mason, Inc.	52,820	1,303,598
Lennar Corp. (Class A Stock)(a)	16,336	568,003
Liberty Property Trust	23,300	844,392
Limited Brands, Inc.(a)	24,450	1,204,407
Linear Technology Corp.	57,230	1,822,776
LinkedIn Corp. (Class A Stock)*(a)	24,685	2,972,074
Loews Corp.	87,320	3,602,823
Lorillard, Inc.	10,500	1,222,725
Lowe’s Cos., Inc.(a)	57,867	1,749,898
Lululemon Athletica, Inc.*(a)	11,295	835,152
M&T Bank Corp.(a)	47,520	4,522,003
Macerich Co. (The)	17,700	1,012,971
Macy’s, Inc.	10,003	376,313
Marathon Oil Corp.	13,583	401,649
Marathon Petroleum Corp.	21,124	1,153,159
Marriott International, Inc. (Class A Stock)(a)	30,520	1,193,332
Martin Marietta Materials, Inc.(a)	11,680	967,922
Masco Corp.(a)	34,111	513,371
MasterCard, Inc. (Class A Stock)(a)	13,743	6,204,690
McDonald’s Corp.	26,580	2,438,715
McKesson Corp.	16,450	1,415,194
Mead Johnson Nutrition Co.(a)	14,200	1,040,576
MeadWestvaco Corp.	52,080	1,593,648
Merck & Co., Inc.	252,054	11,367,635
MetLife, Inc.(a)	117,505	4,049,222
Microchip Technology, Inc.(a)	39,200	1,283,408
MICROS Systems, Inc.*	22,700	1,115,024
Microsoft Corp.	357,541	10,647,571
Mid-America Apartment Communities, Inc.	13,000	849,030
Molex, Inc.	17,990	472,777
Monster Beverage Corp.*	21,280	1,152,525
Moody’s Corp.	37,100	1,638,707
Morgan Stanley(a)	32,387	542,158
Motorola Solutions, Inc.	5,397	272,818
MSC Industrial Direct Co., Inc. (Class A Stock)	20,800	1,403,168
Mylan, Inc.*	40,248	982,051
National Bank Holdings Corp.*	14,700	286,062
National Healthcare Corp.	23,900	1,140,986
National Oilwell Varco, Inc.	23,312	1,867,524
National Retail Properties, Inc.(a)	42,800	1,305,400
NetApp, Inc.*	27,700	910,776
NextEra Energy, Inc.	56,520	3,975,052
Nielsen Holdings NV*	41,100	1,232,178
NIKE, Inc. (Class B Stock)	8,003	759,565
NiSource, Inc.	16,319	415,808
Nordstrom, Inc.	31,800	1,754,724

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Norfolk Southern Corp.	32,083	$2,041,441
Northeast Utilities	55,890	2,136,675
Northern Trust Corp.	15,040	698,082
NorthWestern Corp.	19,100	691,993
Nuance Communications, Inc.*(a)	82,580	2,055,416
NuStar GP Holdings LLC.	25,628	815,996
NV Energy, Inc.	46,347	834,709
NVIDIA Corp.*	20,488	273,310
Occidental Petroleum Corp.	62,973	5,419,456
Old Dominion Freight Line, Inc.*	39,950	1,204,892
Old Republic International Corp.	71,500	664,950
ONEOK, Inc.	30,760	1,486,016
Onyx Pharmaceuticals, Inc.*(a)	23,387	1,976,202
OpenTable, Inc.*(a)	28,200	1,173,120
Oracle Corp.	142,387	4,483,766
PACCAR, Inc.	71,972	2,880,679
Pall Corp.(a)	35,700	2,266,593
Palo Alto Networks, Inc.*	5,800	357,106
Patterson-UTI Energy, Inc.(a)	76,300	1,208,592
Peabody Energy Corp.	90,264	2,011,985
Penn National Gaming, Inc.*(a)	26,900	1,159,390
Pennsylvania Real Estate Investment Trust(a)	20,300	321,958
People’s United Financial, Inc.	94,340	1,145,288
PepsiCo, Inc.	27,894	1,974,059
PetSmart, Inc.	38,200	2,635,036
Pfizer, Inc.	407,747	10,132,513
PG&E Corp.	74,659	3,185,699
Philip Morris International, Inc.	47,326	4,256,501
Phillips 66	20,200	936,674
Pier 1 Imports, Inc.	14,584	273,304
Pioneer Natural Resources Co.	12,100	1,263,240
PNC Financial Services Group, Inc.	7,046	444,603
Post Properties, Inc.	11,100	532,356
PPG Industries, Inc.	19,970	2,293,355
Praxair, Inc.	7,740	804,031
Precision Castparts Corp.	2,960	483,486
priceline.com, Inc.*	4,240	2,623,415
ProAssurance Corp.	12,100	1,094,324
Procter & Gamble Co. (The)	79,664	5,525,495
ProLogis, Inc.	55,700	1,951,171
Public Storage	11,800	1,642,206
Pulte Group, Inc.*(a)	23,792	368,776
QEP Resources, Inc.	30,250	957,715
QUALCOMM, Inc.	86,069	5,378,452
Quanta Services, Inc.*	13,886	342,984
Rackspace Hosting, Inc.*(a)	33,550	2,217,320
Ralph Lauren Corp.	4,770	721,367
Range Resources Corp.	33,834	2,363,982
Rayonier, Inc.(a)	19,460	953,735
Raytheon Co.	5,257	300,490
Red Hat, Inc.*	47,410	2,699,525
Regal-Beloit Corp.	8,500	599,080
Regeneron Pharmaceuticals, Inc.*(a)	15,440	2,357,070
Reliance Steel & Aluminum Co.	26,500	1,387,275
Republic Services, Inc.	28,200	775,782
Rexnord Corp.	51,900	945,618
RLJ Lodging Trust	59,700	1,128,927
Rock-Tenn Co. (Class A Stock)	21,740	1,569,193
Ross Stores, Inc.	4,157	268,542
Rush Enterprises, Inc. (Class A Stock)*	42,600	820,476

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Ryland Group, Inc. (The)(a)	8,443	$253,290
salesforce.com, Inc.*(a)	16,570	2,530,073
Scotts Miracle-Gro Co. (The) (Class A Stock)	9,000	391,230
Sempra Energy	57,074	3,680,702
ServiceSource International, Inc.*(a)	50,600	519,156
Sherwin-Williams Co. (The)(a)	31,010	4,617,699
Silgan Holdings, Inc.	40,500	1,762,155
Simon Property Group, Inc.(a)	24,613	3,736,499
SL Green Realty Corp.(a)	8,100	648,567
Snap-on, Inc.	11,764	845,478
SolarWinds, Inc.*	23,480	1,308,775
Solera Holdings, Inc.	15,100	662,437
Southern Co. (The)	56,230	2,591,641
Southwestern Energy Co.*(a)	34,750	1,208,605
Spectra Energy Corp.	18,620	546,683
Splunk, Inc.*	25,000	918,000
Sprint Nextel Corp.*	44,301	244,542
SPX Corp.	11,741	767,979
Starbucks Corp.	70,540	3,579,905
Starwood Hotels & Resorts Worldwide, Inc.	8,030	465,419
State Street Corp.	18,525	777,309
Sunstone Hotel Investors, Inc.*	16,400	180,400
SunTrust Banks, Inc.	114,809	3,245,651
SVB Financial Group*	2,957	178,780
T. Rowe Price Group, Inc.	64,540	4,085,382
Target Corp.	47,616	3,022,188
Taubman Centers, Inc.	6,400	491,072
TD Ameritrade Holding Corp.(a)	146,849	2,257,069
Teradata Corp.*	19,770	1,490,856
Tesla Motors, Inc.*(a)	30,900	904,752
Texas Capital Bancshares, Inc.*(a)	7,675	381,524
TIBCO Software, Inc.*	36,200	1,094,326
Tidewater, Inc.	20,070	973,997
Tiffany & Co.	8,350	516,698
Time Warner Cable, Inc.	40,472	3,847,268
Time Warner, Inc.(a)	143,238	6,492,978
TJX Cos., Inc. (The)	6,310	282,625
Toro Co. (The)	18,520	736,726
TransDigm Group, Inc.*	18,100	2,567,847
Travelers Cos., Inc. (The)(a)	45,188	3,084,533
Tupperware Brands Corp.	10,860	581,987
U.S. Bancorp	153,681	5,271,258
Union Pacific Corp.	51,584	6,123,021
United Parcel Service, Inc. (Class B Stock)	5,590	400,076
United Technologies Corp.	79,259	6,205,187
UnitedHealth Group, Inc.	147,008	8,145,713
Unum Group	61,440	1,180,877
Valero Energy Corp.	30,771	974,825
Veeco Instruments, Inc.*(a)	8,930	268,079
Ventas, Inc.	20,339	1,266,103
Verizon Communications, Inc.	99,578	4,537,770
Vertex Pharmaceuticals, Inc.*	52,092	2,914,547
VF Corp.	37,216	5,930,742
Virgin Media, Inc.(a)	8,431	248,209
Visa, Inc. (Class A Stock)	18,040	2,422,411
VMware, Inc. (Class A Stock)*	6,550	633,647
Vornado Realty Trust	4,500	364,725
W.R. Berkley Corp.(a)	15,180	569,098
W.W. Grainger, Inc.	19,199	4,000,496
Walgreen Co.	51,669	1,882,818

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Wal-Mart Stores, Inc.(a)	7,293	$538,223
Walt Disney Co. (The)(a)	72,636	3,797,410
Walter Energy, Inc.	6,244	202,680
Washington Post Co. (The) (Class B Stock)(a)	1,700	617,151
Waste Connections, Inc.	67,000	2,026,750
Watsco, Inc.(a)	21,280	1,612,811
Watson Pharmaceuticals, Inc.*	19,000	1,618,040
Wells Fargo & Co.	541,271	18,690,088
Whirlpool Corp.	3,906	323,846
Whole Foods Market, Inc.	17,380	1,692,812
Williams Cos., Inc. (The)	39,110	1,367,677
Williams-Sonoma, Inc.	55,141	2,424,550
Wisconsin Energy Corp.	22,600	851,342
Wolverine World Wide, Inc.	24,300	1,078,191
Xilinx, Inc.(a)	24,500	818,545
Yum! Brands, Inc.	8,480	562,563
Zions Bancorporation(a)	11,363	234,703
Zynga, Inc. (Class A Stock)*	66,066	187,627

		747,982,077

TOTAL COMMON STOCKS (cost $1,200,627,300)		1,213,269,803

EXCHANGE TRADED FUND — 1.8%
Vanguard REIT ETF(a)
(cost $40,671,897)	616,366	40,045,299

PREFERRED STOCKS — 0.8%
Brazil — 0.5%
Companhia de Bebidas das Americas, ADR (PRFC)	97,360	3,725,967
Itau Unibanco Holding SA, ADR (PRFC),	180,100	2,751,928
Vale SA, ADR (PRFC)(a)	229,400	3,982,384

		10,460,279

Germany — 0.2%
Henkel AG & Co. KGaA	18,864	1,500,287
Volkswagen AG (PRFC)	21,322	3,889,406

		5,389,693

United Kingdom
AngloGold Ashanti Holdings Finance PLC, 6.000%	3,950	164,280

United States — 0.1%
Ally Financial, Inc., 144A, 7.000%	395	369,535
Citigroup Capital XIII, 7.880%	5,300	147,605
General Motors Co., Series B, CVT, 4.750%(a)	7,000	260,960
MetLife, Inc., 5.000%	3,000	207,120
PPL Corp., CVT, 8.750%	3,000	164,100
Stanley Black & Decker, Inc., 4.750%	2,000	251,240

		1,400,560

TOTAL PREFERRED STOCKS (cost $17,707,834)		17,414,812

	Units
RIGHTS*
France
GDF Suez, expiring 10/25/12	47,767	—

	Units	Value
RIGHTS* (Continued)
Thailand
Krung Thai Bank PCL, expiring 10/11/12	438,850	$81,269

TOTAL RIGHTS (cost $ — )		81,269

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.3%
ACE Securities Corp.,
Series 2004-0P1, Class M2
1.792%(c)	04/25/34	Caa3	$1,290	990,746
AmeriCredit Automobile Receivables Trust,
Series 2012-4, Class A3
0.670%	06/08/17	AAA(d)	373	372,974
Bear Stearns Asset Backed Securities Trust,
Series 2004-AC1, Class A2
1.217%(c)	03/25/34	Baa2	1,080	975,269
Centex Home Equity,
Series 2004-A, Class M1
0.817%(c)	01/25/34	Ba1	1,877	1,553,040
Chase Funding Loan Acquisition Trust,
Series 2004-AQ1, Class M1
0.947%(c)	05/25/34	Ba1	2,471	2,076,984
CNH Equipment Trust,
Series 2012-C, Class A3
0.570%	12/15/17	Aaa	812	811,933
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M3
2.317%(c)	10/25/33	Ca	379	315,487
Series 2004-ECC2, Class M5
2.092%(c)	10/25/34	C	581	471,413
Series 2005-11, Class AF3
4.778%(c)	02/25/36	Caa1	1,053	922,011
CPS Auto Trust,
Series 2012-C, Class A, 144A
1.820%	12/16/19	A2	375	376,922
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/15/20	AAA(d)	317	317,174
Equity One ABS, Inc.,
Series 2003-4, Class M1
5.369%	10/25/34	B1	1,107	936,601
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	AA(d)	450	449,954
Fremont Home Loan Trust,
Series 2004-2, Class M2
1.147%(c)	07/25/34	B1	1,364	1,204,853
GE Equipment Midticket LLC,
Series 2012-1, Class A2
0.470%	01/22/15	AAA(d)	700	699,948
GSAMP Trust,
Series 2004-NC2, Class M1
0.917%(c)	10/25/34	BB-(d)	1,322	1,052,788
Home Equity Asset Trust,
Series 2004-6, Class M2
1.117%(c)	12/25/34	B2	804	705,009
John Deere Owner Trust,
Series 2012-B, Class A3
0.530%	07/15/16	Aaa	1,545	1,545,020

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Lake Country Mortgage Loan Trust,
Series 2006-HE1, Class A4, 144A
0.587%(c)	07/25/34	Aaa	$1,824	$1,797,595
Long Beach Mortgage Loan Trust 2004-1,
Series 2004-1, Class M3
1.267%(c)	02/25/34	B3	1,056	835,950
MASTR Asset Backed Securities Trust,
Series 2005-NC1, Class M2
0.717%(c)	12/25/34	Baa3	2,000	1,812,660
Mercedes-Benz Auto Receivables Trust,
Series 2012-1, Class A3
0.470%	10/17/16	Aaa	2,077	2,077,044
New Century Home Equity Loan Trust,
Series 2003-4, Class M2
2.947%(c)	10/25/33	B3	2,150	1,983,055
Option One Mortgage Loan Trust,
Series 2003-2, Class M1
1.192%(c)	04/25/33	B1	1,344	1,095,119
RASC Trust,
Series 2005-KS2, Class M1
0.647%(c)	03/25/35	A-(d)	1,520	1,319,054
Renaissance Home Equity Loan Trust,
Series 2003-3, Class A
0.717%(c)	12/25/33	A2	285	253,981
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42	NR	542	542,000
Structured Asset Investment Loan Trust,
Series 2003-BC10, Class A4
1.217%(c)	10/25/33	AAA(d)	971	830,545
Series 2003-BC3, Class M1
1.642%(c)	04/25/33	BB(d)	617	581,773

TOTAL ASSET-BACKED SECURITIES (cost $28,836,983)				28,906,902

BANK LOANS(c) — 0.2%
United States
Arizona Chemical U.S., Inc.,
Term Loan
7.250%	12/22/17	Ba3	100	101,750
Avaya, Inc.,
Term Loan B-3
4.927%	10/26/14	B1	249	227,038
Axcan Pharma, Inc.,
Term Loan
5.500%	02/10/17	B2	203	202,394
Term Loan B-1
5.500%	02/10/17	B2	22	21,824
Caesars Entertainment Operating Co., Inc.,
Term Loan B-2
5.494%	01/28/18	B2	400	362,752
CCM Merger, Inc.,
Term Loan
7.000%	03/01/16	B2	99	99,822
CDW LLC/CDW Finance Corp.,
Extended Term Loan
4.000%	07/15/17	B1	100	98,500
Ceridian Corp.,
Extended U.S. Term Loan
5.995%	05/30/17	B1	100	100,354

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
United States (cont’d.)
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.871%	01/29/16	Caa1	$250	$204,235
First Data Corp.,
2018 Dollar Term Loan
4.217%	03/23/18	B1	190	180,420
Freescale Semiconductor, Inc.,
Tranche Term Loan B-1
4.472%	12/01/16	B1	220	214,639
Gymboree Corp.,
Term Loan 2011
5.000%	02/23/18	B2	225	219,058
Interactive Data Corp.,
Term Loan B
4.500%	02/11/18	Ba3	100	100,458
J.Crew Group, Inc.,
Loan
4.750%	03/07/18	B1	175	174,375
Landry’s, Inc.,
Term Loan B
6.000%	04/24/18	B1	20	20,106
Momentive Performance Materials, Inc.,
Tranche Term Loan B-1B
3.750%	05/05/15	B-(d)	125	120,729
NXP BV/NXP Funding LLC,
Tranche Loan A-2
5.500%	03/04/17	B3	199	203,237
Ocwen Financial Corp.,
Initial Term Loan
7.000%	09/01/16	B1	74	73,710
Par Pharmaceutical, Inc.,
Term Loan B
5.500%	01/01/18	B1	75	74,250
Patriot Coal Corp.,
Term Loan (DIP)
9.250%	10/02/13	NR	25	24,917
9.500%	11/02/13	B3	50	49,834
Payless,
Term Loan
7.250%	09/28/19	B1	25	24,807
Petrologistics,
Loan
7.000%	03/29/17	B1	99	100,618
PL Propylene LLC,
Tranche Term Loan B
7.000%	03/27/17	B1	—(r)	253
Reynolds Group Holdings, Inc.,
Tranche Term Loan C
5.250%	09/28/18	B1	133	133,849
Styron S.A.R.L.,
Term Loan B
8.000%	08/02/17	B1	150	143,480
Summitt Materials, LLC,
Term Loan
6.000%	01/30/19	B1	85	85,090
SUPERVALU, Inc.,
Loan
8.000%	08/03/18	B1	175	175,372

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
United States (cont’d.)
Texas Competitive Electric Holdings Co. LLC,
2017 Term Loan (Extending)
4.938%	10/10/17	Caa1	$76	$52,299
2017 Term Loan (Non-Extending)
4.772%	10/10/17	Caa1	474	325,485
Univision Communications, Inc.,
Extended Term Loan (First Lien)
4.466%	03/31/17	B2	520	512,890
Visant Corp.,
Tranche Term Loan B
5.250%	12/22/16	Ba3	100	96,393
Zayo Group LLC,
Term Loan
7.250%	06/15/19	B1	70	70,569

TOTAL BANK LOANS (cost $4,553,164)				4,595,507

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.2%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 144A
1.971%(c)	11/15/15	NR	648	647,226
Bear Stearns Commercial Mortgage Securities,
Series 2007-PW16, Class AM
5.906%(c)	06/11/40	Aa1	530	579,604
CW Capital Cobalt Ltd.,
Series 2006-C1, Class AM
5.254%	08/15/48	BBB(d)	685	693,867
DBRR Trust,
Series 2012-EZ1, Class A, 144A
0.946%	09/25/45	Aaa	285	285,329
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP8, Clas A4
5.399%	05/15/45	Aaa	400	461,940
Morgan Stanley Capital I, Inc.,
Series 2006-IQ12, Class AM
5.370%	12/15/43	BBB(d)	685	744,972
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.469%(c)	12/15/44	Aaa	1,200	1,351,018

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $4,759,372)				4,763,956

CONVERTIBLE BONDS — 3.3%
Australia
Paladin Energy Ltd.,
Sr. Unsec’d. Notes
6.000%	04/30/17	NR	200	194,800

Austria
Steinhoff Finance Holding GmbH,
Gtd. Notes
4.500%	03/31/18	NR	EUR 300	370,480
5.000%	05/22/16	NR	EUR 100	137,500

				507,980

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Belgium
Nyrstar,
Sr. Unsec’d. Notes
7.000%	07/10/14	NR	$150	$216,177

British Virgin Islands — 0.1%
Billion Express Investments Ltd.,
Gtd. Notes
0.750%	10/18/15	NR	1,500	1,598,250
New Ford Capital Ltd.,
Gtd. Notes
3.661%(s)	05/12/16	NR	400	392,000
Power Regal Group Ltd.,
Gtd. Notes
2.250%	06/02/14	NR	800	128,036

				2,118,286

Canada — 0.1%
GoldCorp., Inc.,
Sr. Unsec’d. Notes
2.000%	08/01/14(a)	BBB+(d)	1,125	1,356,328
Petrominerales Ltd.,
Sr. Unsec’d. Notes
2.625%	08/25/16	NR	200	192,500

				1,548,828

Cayman Islands — 0.1%
Agile Property Holdings Ltd.,
Sr. Sec’d. Notes
4.000%	04/28/16	NR	1,100	1,060,950
Polarcus Ltd.,
Sr. Sec’d. Notes, MTN
2.875%	04/27/16	NR	300	290,160
Soho China Ltd.,
Sr. Unsec’d. Notes
3.750%	07/02/14	NR	HKD 2,700	376,758
TPK Holding Co Ltd.,
Sr. Unsec’d. Notes
3.202%(s)	04/20/14	NR	400	380,500

				2,108,368

Channel Islands — 0.1%
Premier Oil Finance Jersey Ltd.,
Gtd. Notes
2.875%	06/27/14	NR	300	336,450
Shire PLC,
Sr. Unsec’d. Notes
2.750%	05/09/14	NR	1,100	1,219,350
Vedanta Resources Jersey Ltd.,
Gtd. Notes
5.500%	07/13/16	BB(d)	1,300	1,249,950

				2,805,750

France — 0.2%
Air France-KLM,
Gtd. Notes
4.970%	04/01/15	NR	EUR 50	767,817
Alcatel-Lucent France,
Sr. Unsec’d. Notes
5.000%	01/01/15	B3	EUR 206	714,745

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
France (cont’d.)
AXA SA,
Sub. Notes
3.750%	01/01/17	A3	EUR 100	$334,486
Fonciere Des Regions,
Sr. Unsec’d. Notes
3.340%	01/01/17	NR	EUR 515	572,371
Misarte,
Gtd. Notes
3.250%	01/01/16	NR	EUR 300	603,152
Peugeot SA,
Sr. Unsec’d. Notes
4.450%	01/01/16	Ba3	EUR 21	619,073
Technip SA,
Sr. Unsec’d. Notes
0.250%	01/01/17	BBB+(d)	EUR 1,153	1,619,421

				5,231,065

Germany — 0.1%
Adidas AG,
Sr. Unsec’d. Notes
0.250%	06/14/19	NR	EUR 1,200	1,706,289
KFW,
Gov’t. Gtd. Notes
1.500%	07/30/14	Aaa	EUR 400	609,885

				2,316,174

Hong Kong
Hengdeli Holdings Ltd.,
Sr. Unsec’d. Notes
2.500%	10/20/15	NR	HKD 2,000	254,964
Intime Department Store,
Sr. Unsec’d. Notes
1.750%	10/27/13	NR	HKD 4,000	533,141

				788,105

India
Tata Steel Ltd.,
Sr. Unsec’d. Notes
4.500%	11/21/14	NR	$900	902,025

Japan — 0.6%
Aeon Co Ltd.,
Sr. Unsec’d. Notes
0.300%	11/22/13	A-(d)	JPY 106,000	1,434,794
Aeon Credit Service Co. Ltd.,
Sr. Unsec’d. Notes
—%(s)	03/23/16	NR	JPY 20,000	312,340
—%(s)	03/23/17	NR	JPY 20,000	315,543
Asahi Group Holdings Ltd.,
Sr. Unsec’d. Notes
—%(s)	05/26/28	NR	JPY 130,000	1,767,843
Fukuyama Transporting Co. Ltd.,
Sr. Unsec’d. Notes
—%(s)	03/22/17	NR	JPY 20,000	260,283
KDDI Corp.,
Sr. Unsec’d. Notes
—%(s)	12/14/15	NR	JPY 220,000	3,171,803
Nippon Meat Packers, Inc.,
Sr. Unsec’d. Notes
—%(s)	03/03/14	NR	JPY 50,000	643,100

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Japan (cont’d.)
ORIX Corp.,
Sr. Unsec’d. Notes
1.000%	03/31/14	NR	JPY 92,000	$1,416,624
Sawai Pharmaceutical Co. Ltd.,
Sr. Unsec’d. Notes
—%(s)	09/17/15	NR	JPY 40,000	574,705
Sekisui House Ltd.,
Sr. Unsec’d. Notes
—%(s)	07/05/16	NR	JPY 120,000	1,587,647
Takashimaya Co Ltd.,
Sr. Unsec’d. Notes
—%(s)	11/14/14	NR	JPY 25,000	322,244
Unicharm Corp.,
Sr. Unsec’d. Notes
—%(s)	09/24/15	NR	JPY 70,000	1,067,401

				12,874,327

Luxembourg — 0.1%
ArcelorMittal,
Sr. Unsec’d. Notes
5.000%	05/15/14	Baa3	$460	469,200
Glencore Finance Europe SA,
Gtd. Notes
5.000%	12/31/14	BBB(d)	300	361,200
Qiagen Euro Finance SA,
Gtd. Notes, MTN
3.250%	05/16/26	NR	300	361,800
Subsea 7 SA,
Sr. Unsec’d. Notes
2.250%	10/11/13	NR	200	230,600

				1,422,800

Malta
Lufthansa Malta Blues LP,
Gtd. Notes, 144A
0.750%	04/05/17	Ba1	500	668,399

Mexico — 0.1%
Cemex SAB de CV,
Sub. Notes
3.250%	03/15/16	NR	700	690,812
4.875%	03/15/15	NR	500	495,312

				1,186,124

Netherlands — 0.2%
Lukoil International Finance BV,
Gtd. Notes
2.625%	06/16/15	BBB-(d)	1,700	1,859,800
Salzgitter Finance BV,
Gtd. Notes
2.000%	11/08/17	NR	200	294,662
Siemens Financieringsmaatschappij NV,
Gtd. Notes
1.050%	08/16/17	Aa3	2,500	2,505,000

				4,659,462

Singapore — 0.1%
Olam International Ltd.,
Sr. Unsec’d. Notes
6.000%	10/15/16	NR	500	559,500

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Singapore (cont’d.)
Temasek Financial III Pte Ltd.,
Gtd. Notes
(—)%(s)	10/24/14	NR	$1,250	$1,038,647

				1,598,147

South Korea — 0.1%
SK Hynix, Inc.,
Sr. Unsec’d. Notes
2.650%	05/14/15	NR	400	413,000
SK Telecom Co. Ltd.,
Sr. Unsec’d. Notes
1.750%	04/07/14	A3	800	858,000

				1,271,000

Spain
International Consolidated Airlines Group SA,
Sr. Unsec’d. Notes
5.800%	08/13/14	BB(d)	GBP 500	880,876

Sweden
Industrivarden AB,
Sr. Unsec’d. Notes
2.500%	02/27/15	A-(d)	EUR 250	375,877

Taiwan — 0.1%
Hon Hai Precision Industry Co. Ltd.,
Sr. Unsec’d. Notes
—%(s)	10/12/13	A-(d)	600	627,600
Pegatron Corp.,
Sr. Unsec’d. Notes
—%(s)	02/06/17	NR	200	219,000
Wistron Corp..,
Sr. Unsec’d. Notes
0.976%(s)	01/19/15	NR	400	408,100

				1,254,700

United Arab Emirates — 0.1%
Aabar Investments PJSC,
Sr. Unsec’d. Notes
4.000%	05/27/16	NR	900	1,153,075

United Kingdom — 0.1%
AngloGold Ashanti Holdings Finance PLC,
Gtd. Notes
3.500%	05/22/14	NR	600	639,750
Salamander Energy PLC,
Sr. Unsec’d. Notes
5.000%	03/30/15	NR	200	212,600
TUI Travel PLC,
Sr. Unsec’d. Notes
6.000%	10/05/14	NR	GBP 600	988,260

				1,840,610

United States — 1.1%
Air Lease Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	12/01/18	NR	230	238,769
Amgen, Inc.,
Sr. Unsec’d. Notes
0.375%	02/01/13(a)	Baa1	1,950	2,169,375

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Ares Capital Corp.,
Sr. Unsec’d. Notes
5.125%	06/01/16	BBB(d)	$330	$344,850
Sr. Unsec’d. Notes, 144A
4.875%	03/15/17	BBB(d)	350	357,437
Chesapeake Energy Corp.,
Gtd. Notes
2.500%	05/15/37	Ba3	620	556,837
2.750%	11/15/35	Ba3	370	352,194
Dendreon Corp.,
Sr. Unsec’d. Notes
2.875%	01/15/16	NR	685	455,097
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
1.000%	05/01/14	Baa1	1,072	1,613,360
Health Care REIT, Inc.,
Sr. Unsec’d. Notes
3.000%	12/01/29	Baa2	425	504,156
Hologic, Inc.,
Sr. Unsec’d. Notes
2.000%	12/15/37	B+(d)	520	583,050
Hornbeck Offshore Services, Inc.,
Gtd. Notes, 144A
1.500%	09/01/19	BB-(d)	400	401,750
Illumina, Inc.,
Sr. Unsec’d. Notes, 144A
0.250%	03/15/16	NR	616	574,035
Integra LifeSciences Holdings Corp.,
Gtd. Notes
1.625%	12/15/16	NR	85	86,594
Intel Corp.,
Jr. Sub. Notes
2.950%	12/15/35(a)	A-(d)	1,000	1,087,500
3.250%	08/01/39	A2	890	1,096,925
Isis Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	10/01/19	NR	275	314,875
Lam Research Corp.,
Sr. Unsec’d. Notes
0.500%	05/15/16	Baa1	700	661,500
Liberty Interactive LLC,
Sr. Unsec’d. Notes
3.125%	03/30/23	B3	650	914,875
Microchip Technology, Inc.,
Jr. Sub. Notes
2.125%	12/15/37	NR	140	175,875
Micron Technology, Inc.,
Sr. Unsec’d. Notes
1.500%	08/01/31	NR	182	163,686
1.875%	06/01/27	Ba3	320	285,000
Sr. Unsec’d. Notes, 144A
2.375%	05/01/32	BB-(d)	350	327,250
Microsoft Corp.,
Sr. Unsec’d. Notes, 144A
—%(s)	06/15/13(a)	Aaa	1,300	1,353,625
Molson Coors Brewing Co.,
Gtd. Notes
2.500%	07/30/13	BBB-(d)	470	486,450

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
NetApp, Inc.,
Sr. Unsec’d. Notes
1.750%	06/01/13	NR	$910	$1,036,262
Newmont Mining Corp.,
Gtd. Notes
1.250%	07/15/14	BBB+(d)	265	356,922
Novellus Systems, Inc.,
Sr. Unsec’d. Notes
2.625%	05/15/41	BBB-(d)	260	288,762
Nuance Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.750%	11/01/31	BB-(d)	300	346,688
NuVasive, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/17	NR	180	171,788
ON Semiconductor Corp.,
Gtd. Notes
2.625%	12/15/26	BB(d)	1	1,018
Peabody Energy Corp.,
Jr. Sub. Debs.
4.750%	12/15/41	Ba3	1,000	842,500
priceline.com, Inc.,
Sr. Unsec’d. Notes, 144A
1.000%	03/15/18(a)	BBB(d)	825	885,844
ProLogis LP,
Gtd. Notes
3.250%	03/15/15	BBB-(d)	265	297,297
Royal Gold, Inc.,
Sr. Unsec’d. Notes
2.875%	06/15/19	NR	250	302,344
Ryland Group, Inc. (The),
Gtd. Notes
1.625%	05/15/18	B1	330	394,350
Salix Pharmaceuticals Ltd.,
Sr. Notes, 144A
1.500%	03/15/19	NR	330	319,688
SanDisk Corp.,
Sr. Unsec’d. Notes
1.500%	08/15/17(a)	BB(d)	1,000	1,131,875
Symantec Corp.,
Sr. Unsec’d. Notes
1.000%	06/15/13	BBB(d)	440	476,575
TIBCO Software, Inc.,
Sr. Unsec’d. Notes, 144A
2.250%	05/01/32	NR	396	405,900
United States Steel Corp.,
Sr. Unsec’d. Notes
4.000%	05/15/14	B1	797	805,468
United Therapeutics Corp.,
Sr. Notes, 144A
1.000%	09/15/16	NR	190	249,850
VeriSign, Inc.,
Jr. Sub. Notes
3.250%	08/15/37	NR	1	1,524
Vertex Pharmaceuticals, Inc.,
Sr. Sub. Notes
3.350%	10/01/15	NR	210	269,719

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
United States (cont’d.)
Xilinx, Inc.,
Jr. Sub. Notes
3.125%	03/15/37	BBB-(d)	$815	$973,925

				24,663,364

TOTAL CONVERTIBLE BONDS (cost $71,912,545)				72,586,319

CORPORATE BONDS — 12.2%
Australia — 0.1%
BHP Billiton Finance USA Ltd.,
Gtd. Notes
1.625%	02/24/17	A1	275	280,792
3.250%	11/21/21	A1	235	249,170
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
8.250%	11/01/19	B1	700	679,000
Sr. Unsec’d. Notes, 144A
6.875%	04/01/22(a)	B1	360	329,400
Macquarie Group Ltd.,
Sr. Unsec’d. Notes, 144A
7.625%	08/13/19	A3	300	347,790
Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
4.200%	10/01/22	Baa2	210	211,416
Nufarm Australia Ltd.,
Sr. Unsec’d. Notes, 144A
6.375%	10/15/19	Ba3	43	43,000

				2,140,568

Bermuda — 0.1%
Aircastle Ltd.,
Sr. Unsec’d. Notes
7.625%	04/15/20	Ba3	400	443,000
9.750%	08/01/18	Ba3	100	114,000
Catlin Insurance Co. Ltd.,
Jr. Sub. Notes, 144A
7.249%	07/29/49	BBB+(d)	200	195,250
Seadrill Ltd.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/17	NR	200	201,500

				953,750

British Virgin Islands
Sinopec Group Overseas Development 2012 Ltd.,
Gtd. Notes
3.900%	05/17/22	Aa3	200	214,303

Canada — 0.3%
Bank of Montreal,
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17(a)	Aa2	58	58,299
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	03/15/20	Ba2	200	229,500
Canadian Imperial Bank of Commerce,
Sr. Unsec’d. Notes
0.900%	10/01/15	Aa2	69	69,147

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
3.450%	11/15/21	Baa1	$515	$553,915
Canadian Oil Sands Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	04/01/42	Baa2	145	166,846
Cascades, Inc.,
Gtd. Notes
7.750%	12/15/17	Ba3	100	104,750
Cenovus Energy, Inc.,
Sr. Unsec’d. Notes
3.000%	08/15/22	Baa2	300	307,561
4.450%	09/15/42	Baa2	140	146,019
Garda World Security Corp.,
Sr. Unsec’d. Notes, 144A
9.750%	03/15/17	B2	165	172,425
Hub International Ltd.,
Gtd. Notes, 144A
8.125%	10/15/18	Caa2	69	69,862
Hydro-Quebec,
Gov’t. Gtd. Notes
8.400%	01/15/22	Aa2	150	216,302
9.400%	02/01/21	Aa2	50	74,840
Kodiak Oil & Gas Corp.,
Gtd. Notes, 144A
8.125%	12/01/19	Caa1	350	371,000
Masonite International Corp.,
Gtd. Notes, 144A
8.250%	04/15/21	B3	100	105,500
MEG Energy Corp.,
Gtd. Notes, 144A
6.375%	01/30/23(a)	B1	150	160,125
New Gold, Inc.,
Gtd. Notes, 144A
7.000%	04/15/20	B2	30	31,800
Novelis, Inc.,
Gtd. Notes
8.750%	12/15/20	B2	60	66,450
Precision Drilling Corp.,
Gtd. Notes
6.500%	12/15/21	Ba1	130	138,775
Royal Bank of Canada,
Covered Bonds
1.200%	09/19/17	Aaa	528	531,326
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.100%	06/01/18	Baa2	1,150	1,418,332
Teck Resources Ltd.,
Gtd. Notes
6.250%	07/15/41	Baa2	110	119,718
Telesat Canada/Telesat LLC,
Sr. Unsec’d. Notes, 144A
6.000%	05/15/17	B3	200	208,000
Trinidad Drilling Ltd.,
Sr. Unsec’d. Notes, 144A
7.875%	01/15/19	B1	100	108,038
Videotron Ltee,
Gtd. Notes
5.000%	07/15/22	Ba2	30	31,350

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Xstrata Financial Canada Ltd.,
Gtd. Notes, 144A
6.000%	11/15/41	Baa2	$180	$187,197

				5,647,077

Cayman Islands — 0.2%
Hutchison Whampoa International 11 Ltd.,
Gtd. Notes, 144A
3.500%	01/13/17	A3	220	233,349
MCE Finance Ltd.,
Gtd. Notes
10.250%	05/15/18	B1	60	67,950
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	Baa1	205	220,272
Seagate HDD Cayman,
Gtd. Notes
7.000%	11/01/21(a)	Ba1	250	267,500
Transocean, Inc.,
Gtd. Notes
3.800%	10/15/22	Baa3	279	280,444
6.375%	12/15/21(a)	Baa3	610	730,060
UPCB Finance III Ltd.,
Sr. Sec’d. Notes, 144A
6.625%	07/01/20	Ba3	500	523,750
UPCB Finance VI Ltd.,
Sr. Sec’d. Notes, 144A
6.875%	01/15/22	Ba3	270	286,200
Vale Overseas Ltd.,
Gtd. Notes
4.625%	09/15/20	Baa2	565	602,426
6.250%	01/11/16	Baa2	340	383,438
6.875%	11/21/36	Baa2	180	208,418

				3,803,807

Channel Islands — 0.1%
BAA Funding Ltd.,
Sr. Sec’d. Notes, 144A
2.500%	06/25/17	A-(d)	860	877,374

Chile
Corp. Nacional del Cobre de Chile,
Sr. Unsec’d. Notes
7.500%	01/15/19	A1	200	259,329

Curacao
Teva Pharmaceutical Finance Co. BV,
Gtd. Notes
3.650%	11/10/21(a)	A3	665	720,869

Finland — 0.1%
Nokia OYJ,
Sr. Unsec’d. Notes
5.375%	05/15/19(a)	Ba3	50	41,875
6.625%	05/15/39	Ba3	44	35,310
Solidium Oy,
Sr. Unsec’d. Notes
0.500%	09/29/15	NR	EUR 1,100	1,469,249

				1,546,434

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
France — 0.1%
France Telecom SA,
Sr. Unsec’d. Notes
5.375%	01/13/42	A3	$160	$188,002
Rexel SA,
Gtd. Notes, 144A
6.125%	12/15/19	Ba2	200	206,000
Total Capital International SA,
Gtd. Notes
1.500%	02/17/17	Aa1	275	279,895
2.700%	01/25/23	Aa1	200	203,492
Total Capital SA,
Gtd. Notes
4.125%	01/28/21	Aa1	440	501,424

				1,378,813

Georgia
Georgian Railway JSC,
Sr. Unsec’d. Notes, 144A
7.750%	07/11/22	BB-(d)	200	228,159

Germany
Deutsche Bank AG,
Sr. Unsec’d. Notes
3.250%	01/11/16(a)	A2	600	635,531
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
8.125%	12/01/17	Ba3	160	172,000

				807,531

Indonesia
Pertamina Persero PT,
Sr. Unsec’d. Notes
5.250%	05/23/21	Baa3	710	783,662

Ireland — 0.1%
Ardagh Packaging Finance PLC,
Gtd. Notes, 144A
9.125%	10/15/20	B3	680	720,800
Sr. Sec’d. Notes, 144A
7.375%	10/15/17(a)	Ba3	230	246,675
Elan Finance PLC/Elan Finance Corp.,
Gtd. Notes
8.750%	10/15/16	B1	190	207,860
Gtd. Notes, 144A
6.250%	10/15/19	B1	200	201,500
RZD Capital Ltd.,
Sr. Unsec’d. Notes
5.700%	04/05/22	Baa1	940	1,046,361

				2,423,196

Kazakhstan
KazMunayGas National Co.,
Gtd. Notes
9.125%	07/02/18	Baa3	540	698,890
Sr. Unsec’d. Notes
11.750%	01/23/15	Baa3	100	120,643

				819,533

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg — 0.2%
ArcelorMittal,
Sr. Unsec’d. Notes
6.500%	02/25/22(a)	Baa3	$365	$359,515
Intelsat Jackson Holdings SA,
Gtd. Notes
7.500%	04/01/21	B3	525	568,312
Gtd. Notes, 144A
6.625%	12/15/22	Caa2	1,600	1,592,000
7.250%	10/15/20	B3	150	161,250
Intelsat Luxembourg SA,
Gtd. Notes, PIK
11.500%	02/04/17(a)	Caa3	700	742,000
Russian Agricultural Bank OJSC Via RSHB Capital SA,
Sr. Unsec’d. Notes
7.750%	05/29/18	Baa1	420	495,600
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	Ba3	475	451,250

				4,369,927

Malaysia
Petronas Capital Ltd.,
Gtd. Notes
5.250%	08/12/19	A1	100	118,358

Marshall Islands
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc.,
Sr. Sec’d. Notes
8.625%	11/01/17	B3	18	17,145
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.,
Gtd. Notes
9.250%	04/15/19	B3	58	54,520

				71,665

Mexico — 0.3%
America Movil SAB de CV,
Gtd. Notes
5.000%	03/30/20(a)	A2	950	1,112,261
BBVA Bancomer SA,
Sub. Notes, 144A
6.750%	09/30/22	A3	150	163,875
Mexichem SAB de CV,
Sr. Unsec’d. Notes, 144A
6.750%	09/19/42	Ba1	230	238,671
Petroleos Mexicanos,
Gtd. Notes
6.000%	03/05/20	Baa1	2,080	2,485,600
6.500%	06/02/41	Baa1	1,120	1,396,080

				5,396,487

Netherlands — 0.2%
Bluewater Holding BV,
Gtd. Notes, 144A
3.455%	07/17/14	NR	100	92,750
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes, MTN
5.250%	05/24/41	Aa2	185	214,924
Deutsche Telekom International Finance BV,
Gtd. Notes, 144A
2.250%	03/06/17	Baa1	255	260,821

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
4.875%	03/06/42	Baa1	$325	$349,427
ING Bank NV,
Unsec’d. Notes, 144A
2.000%	09/25/15	A2	200	199,664
Kazakhstan Temir Zholy Finance BV,
Gtd. Notes, 144A
6.950%	07/10/42	Baa3	860	1,043,825
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21(a)	Ba2	350	399,000
OSX 3 Leasing BV,
Sr. Sec’d. Notes, 144A
9.250%	03/20/15	NR	100	103,580
Royal Bank of Scotland NV,
Sub. Notes, MTN
1.108%	03/09/15	Ba1	80	72,800
Sensata Technologies BV,
Gtd. Notes, 144A
6.500%	05/15/19	B2	250	266,875
Shell International Finance BV,
Gtd. Notes
2.375%	08/21/22(a)	Aa1	880	888,363
4.300%	09/22/19	Aa1	150	175,240
VimpelCom Holdings BV,
Gtd. Notes, 144A
7.504%	03/01/22	Ba3	200	209,750

				4,277,019

Norway
DNB Bank ASA,
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17	A1	510	532,644
Petroleum Geo-Services ASA,
Gtd. Notes, 144A
7.375%	12/15/18	Ba2	200	213,500

				746,144

Spain
Cemex Espana Luxembourg,
Sr. Sec’d. Notes, 144A
9.250%	05/12/20(a)	B-(d)	725	723,332

Supranational Bank
Eurasian Development Bank,
Sr. Unsec’d. Notes, 144A
4.767%	09/20/22	A3	270	273,730
7.375%	09/29/14	A3	160	173,968

				447,698

Sweden — 0.1%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17(a)	Aa3	395	413,091
Sub. Notes, 144A
4.250%	09/21/22	Baa1	295	291,762
Stadshypotek AB,
Covered Bonds, 144A
1.875%	10/02/19	Aaa	309	308,907

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Sweden (cont’d.)
Swedbank AB,
Sr. Unsec’d. Notes, 144A
2.125%	09/29/17	A2	$920	$918,611

				1,932,371

Switzerland — 0.1%
Credit Suisse,
Sr. Unsec’d. Notes
5.300%	08/13/19	A1	600	705,839
Sub. Notes
5.400%	01/14/20	Baa2	270	295,102
UBS AG,
Sr. Unsec’d. Notes
5.875%	12/20/17(a)	A2	1,100	1,302,111

				2,303,052

United Arab Emirates
Dubai Electricity & Water Authority,
Sr. Unsec’d. Notes, 144A
7.375%	10/21/20	Baa3	180	210,420

United Kingdom — 0.5%
Barclays Bank PLC,
Sr. Unsec’d. Notes
5.200%	07/10/14	A2	1,000	1,067,435
Sub. Notes, 144A
10.179%	06/12/21	Baa3	125	162,391
BAT International Finance PLC,
Gtd. Notes, 144A
1.400%	06/05/15	Baa1	50	50,383
3.250%	06/07/22	Baa1	405	415,600
BP Capital Markets PLC,
Gtd. Notes
3.200%	03/11/16	A2	940	1,009,005
3.245%	05/06/22(a)	A2	185	195,763
British Telecommunications PLC,
Sr. Unsec’d. Notes
2.000%	06/22/15	Baa2	865	889,368
CEVA Group PLC,
Gtd. Notes, 144A
8.375%	12/01/17	Ba3	300	289,125
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	Baa1	410	463,082
GlaxoSmithKline Capital PLC,
Gtd. Notes
2.850%	05/08/22	A1	920	955,529
HSBC Bank PLC,
Sr. Notes, 144A
4.125%	08/12/20	Aa3	385	423,974
Sr. Unsec’d. Notes, 144A
4.750%	01/19/21	Aa3	300	344,049
HSBC Holdings PLC,
Sr. Unsec’d. Notes
5.100%	04/05/21	Aa3	980	1,132,133
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20	B1	850	862,750

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
Rio Tinto Finance USA PLC,
Gtd. Notes
1.625%	08/21/17	A3	$950	$951,907
Royal Bank of Scotland Group PLC,
Sub. Notes
5.000%	10/01/14	Ba3	300	308,946
Royal Bank of Scotland PLC (The),
Bank Gtd. Notes
4.875%	03/16/15	A3	515	552,338
Standard Bank PLC,
Unsec’d. Notes, MTN, 144A
26.000%	06/07/17	NR	100	105,120
Virgin Media Finance PLC,
Gtd. Notes
8.375%	10/15/19	Ba2	100	113,750
Vodafone Group PLC,
Sr. Unsec’d. Notes
2.500%	09/26/22	A3	680	678,983
WPP Finance 2010,
Gtd. Notes
3.625%	09/07/22	Baa2	260	261,896

				11,233,527

United States — 9.6%
99 Cents Only Stores,
Gtd. Notes, 144A
11.000%	12/15/19	Caa1	80	89,800
Abbott Laboratories,
Sr. Unsec’d. Notes
5.300%	05/27/40	A1	200	258,553
Accellent, Inc.,
Sr. Sec’d. Notes
8.375%	02/01/17	B1	400	411,000
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	B3	120	112,800
ACL I Corp.,
Sr. Unsec’d. Notes
10.625%	02/15/16	Caa1	100	98,000
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/20(a)	Ba3	139	141,085
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	10/15/17	Ba3	400	462,000
AIG Sunamerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	A2	150	197,120
AK Steel Corp.,
Gtd. Notes
8.375%	04/01/22(a)	B2	80	68,400
Alabama Power Co.,
Sr. Unsec’d. Notes
6.000%	03/01/39	A2	95	125,507
Ally Financial, Inc.,
Gtd. Notes
5.500%	02/15/17	B1	1,500	1,567,924
6.250%	12/01/17(a)	B1	525	567,832
8.000%	11/01/31	B1	500	583,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Alpha Natural Resources, Inc.,
Gtd. Notes
6.000%	06/01/19(a)	B2	$240	$200,400
Sr. Unsec’d. Notes
9.750%	04/15/18	B2	25	24,734
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
9.625%	10/15/18	B3	70	70,000
Altria Group, Inc.,
Gtd. Notes
4.125%	09/11/15	Baa1	280	306,490
4.250%	08/09/42	Baa1	165	163,997
4.750%	05/05/21	Baa1	500	572,034
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20	Caa1	250	281,562
American Airlines 2011-1 Class B Pass-Through Trust,
Pass-Through Certificates, 144A
7.000%	07/31/19	B1	179	182,752
American Express Co.,
Sr. Unsec’d. Notes
8.125%	05/20/19	A3	525	710,239
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.125%	02/28/17	A1	275	284,303
American International Group, Inc.,
Jr. Sub. Debs.
8.175%	05/15/68(a)	Baa2	350	428,312
Sr. Unsec’d. Notes
4.875%	09/15/16	Baa1	515	574,865
6.400%	12/15/20	Baa1	945	1,151,097
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21	Baa2	210	225,968
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21	B3	70	75,250
Amgen, Inc.,
Sr. Unsec’d. Notes
5.650%	06/15/42	Baa1	400	477,454
Amkor Technology, Inc.,
Gtd. Notes, 144A
6.375%	10/01/22	Ba3	55	54,175
Sr. Unsec’d. Notes
6.625%	06/01/21	Ba3	150	152,250
7.375%	05/01/18	Ba3	250	260,000
AmSouth BanCorp,
Sub. Debs.
6.750%	11/01/25	B1	170	174,466
Anadarko Holding Co.,
Sr. Unsec’d. Notes
7.150%	05/15/28	Baa3	250	301,496
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17(a)	Baa3	890	1,073,000
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	A3	675	684,561
2.875%	02/15/16	A3	390	415,457

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
3.750%	07/15/42	A3	$170	$170,418
Antero Resources Finance Corp.,
Gtd. Notes
9.375%	12/01/17	B2	60	66,300
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43	A3	255	291,375
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.700%	08/15/37	Baa2	125	166,213
Appleton Papers, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	06/15/15	B1	225	239,062
Arch Coal, Inc.,
Gtd. Notes
7.000%	06/15/19(a)	B3	200	168,000
Aristotle Holding, Inc.,
Gtd. Notes, 144A
4.750%	11/15/21	Baa3	430	497,530
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22(a)	B2	200	210,000
Associates Corp. of North America,
Sr. Unsec’d. Notes
6.950%	11/01/18	Baa2	97	116,634
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	06/01/17	A2	485	499,481
6.300%	01/15/38	A2	1,245	1,634,331
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.,
Sr. Notes, 144A
6.625%	10/01/20	B2	94	95,645
Avaya, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	04/01/19(a)	B1	350	325,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
8.250%	01/15/19	B2	600	653,250
9.750%	03/15/20	B2	200	228,500
Ball Corp.,
Gtd. Notes
5.000%	03/15/22	Ba1	200	209,500
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22	Baa1	315	318,062
Bank of America Corp.,
Jr. Sub. Notes
8.000%	12/29/49	B1	330	359,350
Sr. Unsec’d. Notes
3.750%	07/12/16	Baa2	1,150	1,220,126
5.650%	05/01/18(a)	Baa2	1,055	1,202,886
5.750%	12/01/17	Baa2	200	230,111
5.875%	02/07/42(a)	Baa2	270	315,606
7.625%	06/01/19	Baa2	675	842,893
Sr. Unsec’d. Notes, MTN
5.000%	05/13/21	Baa2	730	802,402
Sub. Notes
5.420%	03/15/17	Baa3	900	972,853

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	Aa3	$345	$374,375
Barrick North America Finance LLC,
Gtd. Notes
5.700%	05/30/41	Baa1	385	440,858
BE Aerospace, Inc.,
Sr. Unsec’d. Notes
5.250%	04/01/22	Ba2	200	208,000
Belden, Inc.,
Gtd. Notes, 144A
5.500%	09/01/22	Ba2	165	168,712
BellSouth Corp.,
Sr. Unsec’d. Notes
6.875%	10/15/31	A-(d)	250	311,873
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.000%	05/15/22(a)	Aa2	380	393,936
5.750%	01/15/40	Aa2	180	219,484
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.900%	01/31/17(a)	Aa2	430	445,226
3.750%	08/15/21	Aa2	350	383,804
Berry Plastics Corp.,
Sec’d. Notes
4.264%	09/15/14	Caa1	70	69,475
9.500%	05/15/18	Caa1	160	175,600
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	B1	270	277,425
Biomet, Inc.,
Gtd. Notes, 144A
6.500%	08/01/20(a)	B3	770	797,912
Sr. Sub. Notes, 144A
6.500%	10/01/20	Caa1	150	147,000
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20	Ba3	185	203,038
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	Baa2	505	531,880
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.,
Gtd. Notes, 144A
8.375%	02/15/18	Caa1	70	72,800
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes, 144A
7.875%	04/15/22	B3	400	414,000
Brightstar Corp.,
Gtd. Notes, 144A
9.500%	12/01/16	B1	180	193,275
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22	A2	285	277,096
3.250%	08/01/42	A2	180	166,789
Bristow Group, Inc.,
Sr. Unsec’d. Notes
6.250%	10/15/22	Ba3	20	20,475

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21	Ba3	$325	$355,875
Bumble Bee Acquisition Corp.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	B2	350	366,188
Burger King Corp.,
Gtd. Notes
9.875%	10/15/18	B3	60	69,600
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
5.750%	05/01/40	A3	495	619,978
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22	B1	65	64,675
7.750%	04/15/18(a)	B1	50	55,375
8.000%	04/15/20(a)	B1	145	161,675
Caesars Operating Escrow LLC/Caesars Escrow Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/20(a)	B2	1,595	1,595,000
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.875%	07/31/20	B1	600	655,500
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes, 144A
9.625%	08/01/20	B3	100	107,750
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17	B3	35	37,319
Capital One Bank USA NA,
Sub. Notes
8.800%	07/15/19	Baa1	800	1,055,855
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.150%	03/23/15	Baa1	255	261,462
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17	Ba2	300	351,750
Casella Waste Systems, Inc.,
Sr. Sub. Notes, 144A
7.750%	02/15/19	Caa1	75	73,500
Catalent Pharma Solutions, Inc.,
Gtd. Notes, 144A
7.875%	10/15/18	Caa1	88	89,320
Caterpillar, Inc.,
Sr. Unsec’d. Notes, 144A
3.803%	08/15/42	A(d)	450	452,149
CB Richard Ellis Services, Inc.,
Gtd. Notes
6.625%	10/15/20	Ba1	50	54,625
CBS Corp.,
Gtd. Notes
1.950%	07/01/17	Baa2	420	430,524
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.375%	06/01/20(a)	B1	1,650	1,841,812
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19(a)	B3	600	652,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Celanese US Holdings LLC,
Gtd. Notes
6.625%	10/15/18	Ba3	$100	$109,500
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	B2	500	530,000
Cenveo Corp.,
Sec’d. Notes
8.875%	02/01/18(a)	B3	275	260,562
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19	B1	75	81,000
Chemtura Corp.,
Gtd. Notes
7.875%	09/01/18	B1	160	174,000
Chesapeake Energy Corp.,
Gtd. Notes
6.875%	11/15/20	Ba3	210	221,550
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
Gtd. Notes
6.125%	07/15/22	Ba3	350	370,125
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19	Ba3	110	105,600
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21(a)	B2	1,400	1,491,000
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20(a)	B3	235	250,716
CIGNA Corp.,
Sr. Unsec’d. Notes
4.375%	12/15/20	Baa2	500	548,980
Cimarex Energy Co.,
Gtd. Notes
5.875%	05/01/22	Ba1	135	142,425
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20	B1	100	107,500
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40	A1	410	526,398
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	05/15/17(a)	B1	350	373,625
5.000%	08/15/22	B1	280	291,313
5.250%	03/15/18(a)	B1	950	1,018,875
Sr. Unsec’d. Notes, 144A
6.625%	04/01/18	B1	425	482,375
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17	Ba2	100	115,000
Citigroup Funding, Inc.,
Gtd. Notes, 144A
16.390%	01/31/22	NR	150	149,062
Gtd. Notes, MTN, 144A
24.000%	05/26/15	NR	200	200,245

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.450%	01/10/17(a)	Baa2	$200	$219,676
4.500%	01/14/22(a)	Baa2	350	384,294
4.587%	12/15/15	Baa2	200	217,005
4.750%	05/19/15	Baa2	525	565,156
5.375%	08/09/20	Baa2	65	75,148
5.875%	01/30/42	Baa2	780	939,740
6.125%	11/21/17(a)	Baa2	300	352,993
Sub. Notes
0.678%	06/09/16(a)	Baa3	620	572,991
Unsec’d. Notes
8.500%	05/22/19	Baa2	340	449,652
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK
10.750%	01/15/17(a)	Caa2	170	181,475
Sr. Sec’d. Notes
7.625%	01/15/16	B1	350	373,625
CKE Restaurants, Inc.,
Sec’d. Notes
11.375%	07/15/18	B2	27	31,320
CKE, Inc.,
Sr. Notes, PIK, 144A
10.500%	03/14/16	Caa1	63	68,445
Claire’s Stores, Inc.,
Sec’d. Notes
8.875%	03/15/19(a)	Caa2	222	204,240
Sr. Sec’d. Notes, 144A
9.000%	03/15/19	B2	656	680,600
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
7.625%	03/15/20(a)	B3	250	243,750
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/01/15	B3	210	207,900
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	Aa3	235	236,266
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21	Baa2	200	232,598
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	B3	136	139,740
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa1	200	298,607
Comcast Corp.,
Gtd. Notes
5.850%	11/15/15	Baa1	100	114,918
5.900%	03/15/16	Baa1	100	116,198
6.400%	03/01/40	Baa1	705	919,289
6.450%	03/15/37	Baa1	300	386,409
Commercial Barge Line Co.,
Sec’d. Notes
12.500%	07/15/17	B2	100	111,375
Commercial Metals Co.,
Sr. Unsec’d. Notes
7.350%	08/15/18	Ba2	70	73,675

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Commonwealth Edison Co.,
First Mortgage
3.400%	09/01/21	A3	$670	$729,800
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19	B3	250	251,250
ConAgra Foods, Inc.,
Sr. Unsec’d. Notes
2.100%	03/15/18	Baa2	34	34,506
Concho Resources, Inc.,
Gtd. Notes
6.500%	01/15/22	B1	200	220,500
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	A1	435	625,972
CONSOL Energy, Inc.,
Gtd. Notes
6.375%	03/01/21	B1	250	243,125
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
5.850%	04/01/18	A3	655	812,072
Constellation Brands, Inc.,
Gtd. Notes
6.000%	05/01/22	Ba1	90	102,375
7.250%	09/01/16	Ba1	60	68,700
Consumers Energy Co.,
First Mortgage
5.650%	04/15/20	A3	75	93,243
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	07/02/18	Ba3	739	759,307
Continental Airlines 2012-2 Class A Pass-Through Certificates,
Pass-Through Certificates
4.000%	10/29/24	Baa2	32	32,760
Continental Resources, Inc.,
Gtd. Notes
7.125%	04/01/21	Ba2	130	146,250
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.950%	03/15/17	Baa3	800	934,191
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20(a)	B3	350	341,250
CSC Holdings LLC,
Sr. Unsec’d. Notes
8.625%	02/15/19	Ba3	400	474,000
Sr. Unsec’d. Notes, 144A
6.750%	11/15/21(a)	Ba3	100	110,250
CSX Corp.,
Sr. Unsec’d. Notes
4.750%	05/30/42	Baa2	320	347,940
CVS Caremark Corp.,
Sr. Unsec’d. Notes
3.250%	05/18/15	Baa2	500	531,648
5.750%	05/15/41	Baa2	340	428,196
D.R. Horton, Inc.,
Gtd. Notes
4.375%	09/15/22	Ba2	21	20,869
6.500%	04/15/16	Ba2	25	27,812

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Daimler Finance North America LLC,
Gtd. Notes
8.500%	01/18/31	A3	$100	$158,396
Gtd. Notes, 144A
2.300%	01/09/15	A3	1,000	1,025,921
2.950%	01/11/17	A3	150	157,934
DaVita, Inc.,
Gtd. Notes
6.625%	11/01/20	B2	200	213,750
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.350%	03/15/20	Baa2	340	373,052
Deere & Co.,
Sr. Unsec’d. Notes
3.900%	06/09/42	A2	330	341,345
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19(a)	B3	640	658,400
Deluxe Corp.,
Gtd. Notes
7.000%	03/15/19	Ba2	165	175,519
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20	B1	300	338,250
Devon Energy Corp.,
Sr. Unsec’d. Notes
1.875%	05/15/17	Baa1	640	652,401
3.250%	05/15/22	Baa1	275	286,125
5.600%	07/15/41	Baa1	100	118,646
DineEquity, Inc.,
Gtd. Notes
9.500%	10/30/18	B3	60	67,650
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.000%	03/01/21	Baa2	1,295	1,450,763
Discovery Communications LLC,
Gtd. Notes
4.950%	05/15/42	Baa2	100	108,946
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21(a)	Ba2	2,000	2,180,000
7.875%	09/01/19	Ba2	350	406,875
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18	Caa1	150	136,875
Sec’d. Notes, 144A
8.750%	03/15/18	B3	400	425,500
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.900%	08/01/41	Baa2	305	353,080
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	B3	140	150,850
Duke Energy Carolinas LLC,
First Ref. Mortgage
6.000%	01/15/38	A1	48	63,032
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	Baa2	770	900,591

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Duke Realty LP,
Sr. Unsec’d. Notes
6.750%	03/15/20	Baa2	$145	$174,223
DuPont Fabros Technology LP,
Gtd. Notes
8.500%	12/15/17	Ba1	75	82,688
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21	Ba3	75	80,625
Dynegy Roseton LLC/Danskammer Pass-Through Trust,
Pass-Through Certificates
7.670%	11/08/16	NR	550	330,000
Ecolab, Inc.,
Sr. Unsec’d. Notes
4.350%	12/08/21(a)	Baa1	200	226,894
Emergency Medical Services Corp.,
Gtd. Notes
8.125%	06/01/19	B3	100	106,000
Endo Health Solutions, Inc.,
Gtd. Notes
7.000%	07/15/19	Ba3	70	75,425
7.250%	01/15/22	Ba3	70	75,600
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sr. Sec’d. Notes
10.000%	12/01/20(a)	Caa3	800	900,000
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.500%	02/01/42	Baa3	475	548,117
Energy XXI Gulf Coast, Inc.,
Gtd. Notes
7.750%	06/15/19	B3	130	137,800
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	06/01/15	Baa2	610	652,172
4.050%	02/15/22	Baa2	275	300,604
4.450%	02/15/43	Baa2	380	375,857
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23(a)	A3	419	423,516
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes, 144A
7.750%	09/01/22	B2	200	204,000
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19	Caa1	325	342,875
Equinix, Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/21	Ba2	75	84,000
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	Baa1	110	126,764
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19	B3	400	415,000
Everest Acquisition LLC/Everest Acquisition Finance, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	05/01/19	Ba3	100	107,000
Sr. Unsec’d. Notes, 144A
9.375%	05/01/20(a)	B2	500	545,000

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19(a)	B2	$122	$130,845
FGI Operating Co. LLC/FGI Finance, Inc.,
Sec’d. Notes, 144A
7.875%	05/01/20	B3	35	37,975
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	03/15/22	Ba2	75	77,438
First Data Corp.,
Gtd. Notes
12.625%	01/15/21(a)	Caa1	199	206,214
Sec’d. Notes, PIK, 144A
8.750%	01/15/22(a)	Caa1	1,225	1,234,188
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	B1	1,275	1,267,031
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31	Baa3	300	373,125
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.000%	06/12/17(a)	Baa3	2,060	2,096,858
5.750%	02/01/21	Baa3	250	280,017
Forest Oil Corp.,
Gtd. Notes
7.250%	06/15/19(a)	B2	180	178,650
Gtd. Notes, 144A
7.500%	09/15/20	B2	71	70,468
Freescale Semiconductor, Inc.,
Gtd. Notes
8.050%	02/01/20(a)	Caa1	70	68,950
Sr. Sec’d. Notes, 144A
9.250%	04/15/18(a)	B1	500	543,750
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
5.750%	02/15/21	Ba2	135	144,450
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.875%	01/31/22	Ba2	165	176,550
Frontier Communications Corp.,
Sr. Unsec’d. Notes
9.250%	07/01/21(a)	Ba2	500	578,750
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20	Ba2	65	69,388
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19	B2	250	270,000
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22	B1	241	244,615
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.250%	11/09/15	A1	200	207,126
3.150%	09/07/22(a)	A1	350	351,570
5.625%	05/01/18(a)	A1	500	589,650
Sr. Unsec’d. Notes, MTN
1.152%	04/24/14	A1	1,265	1,273,128
4.375%	09/16/20	A1	765	843,647

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
4.650%	10/17/21	A1	$250	$280,194
5.875%	01/14/38	A1	1,110	1,322,744
6.750%	03/15/32	A1	350	448,358
6.875%	01/10/39	A1	100	133,610
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.875%	10/15/20	B3	325	360,750
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	A3	130	138,677
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21	Baa1	710	814,148
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.250%	02/01/41	A3	685	792,523
Sr. Unsec’d. Notes
5.150%	01/15/14	A3	250	262,501
5.250%	07/27/21	A3	350	385,852
5.750%	01/24/22(a)	A3	715	823,591
5.950%	01/18/18	A3	100	116,125
7.500%	02/15/19	A3	600	744,115
Sub. Notes
6.750%	10/01/37	Baa1	100	107,128
Goodman Networks, Inc.,
Sr. Sec’d. Notes, 144A
12.375%	07/01/18	B2	150	160,500
Goodrich Corp.,
Sr. Unsec’d. Notes
6.125%	03/01/19	A-(d)	150	187,597
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
7.000%	05/15/22(a)	B1	450	477,000
8.750%	08/15/20	B1	500	568,750
Gray Television, Inc.,
Gtd. Notes, 144A
7.500%	10/01/20	Caa2	75	74,625
Sec’d. Notes
10.500%	06/29/15	Caa2	178	192,908
Griffon Corp.,
Gtd. Notes
7.125%	04/01/18	B1	75	79,406
GTE Corp.,
Gtd. Notes
6.840%	04/15/18	Baa1	250	315,895
Gymboree Corp.,
Gtd. Notes
9.125%	12/01/18	Caa2	100	95,125
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
7.000%	09/01/22	B3	250	260,000
Halliburton Co.,
Sr. Unsec’d. Notes
3.250%	11/15/21	A2	100	108,526
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	B1	250	271,250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Harland Clarke Holdings Corp.,
Sr. Sec’d. Notes, 144A
9.750%	08/01/18	B1	$185	$176,675
Hartford Financial Services Group, Inc.,
Jr. Sub. Debs.
8.125%	06/15/68	Ba1	100	115,125
Sr. Unsec’d. Notes
5.125%	04/15/22(a)	Baa3	260	292,043
6.625%	03/30/40	Baa3	190	228,863
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21(a)	B3	750	817,500
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22(a)	B3	1,890	2,140,425
Sr. Sec’d. Notes
5.875%	03/15/22	Ba3	485	525,619
6.500%	02/15/20	Ba3	290	322,625
HCP, Inc.,
Sr. Unsec’d. Notes
3.150%	08/01/22	Baa2	75	72,909
3.750%	02/01/19	Baa2	780	817,720
HD Supply, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	04/15/19	B2	525	569,625
Health Management Associates, Inc.,
Gtd. Notes, 144A
7.375%	01/15/20	B3	590	640,150
HealthSouth Corp.,
Gtd. Notes
7.750%	09/15/22	B1	400	437,000
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19	B2	550	580,250
7.375%	01/15/21	B2	200	215,000
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.750%	12/01/20	A3	100	99,738
4.650%	12/09/21	A3	300	312,808
6.000%	09/15/41(a)	A3	620	653,840
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sr. Sec’d. Notes
8.875%	02/01/18(a)	B3	300	308,250
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20	B3	92	95,680
HilCorp Energy I LP/HilCorp Finance Co.,
Sr. Notes, 144A
7.625%	04/15/21	Ba3	260	286,000
HJ Heinz Co.,
Sr. Unsec’d. Notes
2.850%	03/01/22	Baa2	75	76,662
Holly Energy Partners LP/Holly Energy Finance Corp.,
Gtd. Notes
8.250%	03/15/18	B1	150	161,250
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.705%	01/15/14	Baa1	818	812,807

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15(a)	A2	$465	$478,690
iGATE Corp.,
Gtd. Notes
9.000%	05/01/16	B2	130	142,675
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.520%	12/21/65	B2	530	360,400
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42(a)	A1	260	262,452
Infor US, Inc.,
Gtd. Notes, 144A
9.375%	04/01/19	Caa1	70	77,700
International Business Machines Corp.,
Sr. Unsec’d. Notes
7.625%	10/15/18	Aa3	420	568,957
International Lease Finance Corp.,
Sr. Unsec’d. Notes
6.250%	05/15/19(a)	Ba3	1,750	1,881,250
8.625%	01/15/22(a)	Ba3	400	483,000
8.875%	09/01/17	Ba3	425	501,500
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41(a)	Baa3	290	353,375
International Wire Group Holdings, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	10/15/17	B3	48	48,000
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17	Baa1	51	59,217
inVentiv Health, Inc.,
Gtd. Notes, 144A
10.000%	08/15/18	Caa2	7	6,160
10.250%	08/15/18	Caa2	184	161,920
Iron Mountain, Inc.,
Sr. Sub. Notes
5.750%	08/15/24(a)	B1	220	220,550
Isle of Capri Casinos, Inc.,
Gtd. Notes
7.750%	03/15/19(a)	B3	170	182,750
iStar Financial, Inc.,
Sr. Unsec’d. Notes
9.000%	06/01/17	B3	75	80,250
J.Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19	Caa1	250	261,875
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/22	Ba1	70	69,650
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	B2	450	515,250
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes
11.625%	05/01/14	B1	60	67,350

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
JM Huber Corp.,
Sr. Notes, 144A
9.875%	11/01/19	B2	$49	$55,002
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18(a)	B3	70	71,400
John Deere Capital Corp.,
Sr. Notes
0.950%	06/29/15	A2	240	242,160
Unsec’d. Notes
1.200%	10/10/17(a)	A2	59	59,281
K Hovnanian Enterprises, Inc.,
Sec’d. Notes, 144A
9.125%	11/15/20	Caa2	29	29,181
Sr. Sec’d. Notes, 144A
7.250%	10/15/20	B3	66	67,650
Kaiser Aluminum Corp.,
Gtd. Notes
8.250%	06/01/20	Ba3	70	75,600
KB Home,
Gtd. Notes
7.500%	09/15/22	B2	125	135,312
Kennedy-Wilson, Inc.,
Gtd. Notes
8.750%	04/01/19	B2	65	69,225
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	Baa3	60	80,553
Key Energy Services, Inc.,
Gtd. Notes
6.750%	03/01/21	B1	250	253,750
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22	Baa2	135	145,020
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	Baa2	500	639,344
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes, 144A
10.500%	11/01/18(a)	B3	600	634,500
Kohl’s Corp.,
Sr. Unsec’d. Notes
3.250%	02/01/23	Baa1	210	213,571
Kraft Foods Group, Inc.,
Gtd. Notes, 144A
1.625%	06/04/15	Baa2	850	862,873
3.500%	06/06/22	Baa2	545	575,842
5.000%	06/04/42(a)	Baa2	250	278,894
6.125%	08/23/18	Baa2	100	122,482
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20(a)	Baa2	995	1,200,334
6.500%	08/11/17	Baa2	100	122,948
Kroger Co. (The),
Gtd. Notes
6.900%	04/15/38	Baa2	150	189,162
Sr. Unsec’d. Notes
5.000%	04/15/42	Baa2	105	110,201

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	B3	$100	$108,000
Lender Processing Services, Inc.,
Sr. Unsec’d. Notes
5.750%	04/15/23	Ba2	60	61,050
Lennar Corp.,
Gtd. Notes
6.950%	06/01/18	B1	200	221,000
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	06/01/19(a)	Caa2	250	262,500
Level 3 Financing, Inc.,
Gtd. Notes
8.125%	07/01/19	B3	125	132,812
8.625%	07/15/20(a)	B3	1,300	1,404,000
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15	Baa2	600	611,225
Libbey Glass, Inc.,
Gtd. Notes, 144A
6.875%	05/15/20	B2	35	37,625
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
7.800%	03/07/87	Baa3	325	352,625
Liberty Tire Recycling,
Gtd. Notes, 144A
11.000%	10/01/16	Caa2	100	97,000
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21	Baa2	50	54,302
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21	B2	700	740,250
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21	Baa1	500	528,252
M/I Homes, Inc.,
Gtd. Notes
8.625%	11/15/18(a)	Caa1	105	113,531
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.125%	01/15/42	Baa3	40	43,695
5.750%	07/15/14	Baa3	600	650,351
5.900%	12/01/16	Baa3	785	916,477
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41	Baa2	205	251,134
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18(a)	B2	500	501,250
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
6.250%	06/15/22	Ba3	175	188,125
Masco Corp.,
Sr. Unsec’d. Notes
5.950%	03/15/22	Ba2	25	27,388

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Mattel, Inc.,
Sr. Unsec’d. Notes
5.450%	11/01/41	Baa1	$160	$178,865
McClatchy Co. (The),
Sr. Sec’d. Notes
11.500%	02/15/17(a)	B1	100	107,500
Mcjunkin Red Man Corp.,
Sr. Sec’d. Notes
9.500%	12/15/16	B3	70	75,512
MDC Holdings, Inc.,
Gtd. Notes
5.625%	02/01/20	Baa3	50	54,691
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/15	Baa3	1,150	1,202,941
Media General, Inc.,
Sr. Sec’d. Notes
11.750%	02/15/17	Caa1	125	145,156
Mediacom LLC/Mediacom Capital Corp.,
Sr. Unsec’d. Notes
7.250%	02/15/22	B3	200	214,500
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22	A1	70	70,563
3.600%	09/15/42	A1	285	286,234
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22	B1	65	69,550
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	A3	280	275,683
4.750%	02/08/21	A3	290	336,104
6.750%	06/01/16(a)	A3	580	694,212
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20	B2	200	209,500
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.500%	09/29/15	Aa3	300	312,244
MGM Resorts International,
Gtd. Notes
7.500%	06/01/16	B3	100	107,000
7.625%	01/15/17	B3	900	954,000
7.750%	03/15/22	B3	525	548,625
Gtd. Notes, 144A
6.750%	10/01/20(a)	B3	50	50,000
Sr. Sec’d. Notes
9.000%	03/15/20	Ba2	725	809,281
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18	B3	500	537,500
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	Baa1	130	166,319
Midstates Petroleum Co., Inc./Midstates Petroleum Co., LLC,
Gtd. Notes, 144A
10.750%	10/01/20	Caa1	51	53,168

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Mobile Mini, Inc.,
Gtd. Notes
7.875%	12/01/20	B2	$75	$81,375
Morgan Stanley,
Sr. Unsec’d. Notes
5.750%	01/25/21	Baa1	700	768,356
6.375%	07/24/42	Baa1	175	192,739
7.300%	05/13/19	Baa1	600	707,997
Sr. Unsec’d. Notes, MTN
5.550%	04/27/17	Baa1	850	931,875
MultiPlan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	Caa1	125	138,125
Mylan, Inc.,
Gtd. Notes, 144A
7.875%	07/15/20	Ba2	490	550,025
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18	Caa2	75	76,500
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes, 144A
7.875%	10/01/20	B2	67	68,172
9.625%	05/01/19	B2	65	71,012
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
3.650%	04/30/15(a)	Baa2	1,355	1,449,343
4.450%	01/15/43	Baa2	103	104,105
5.150%	04/30/20	Baa2	100	118,508
NCR Corp.,
Sr. Notes, 144A
5.000%	07/15/22	Ba2	26	26,260
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/22	Ba1	65	69,550
New Albertsons, Inc.,
Unsec’d. Notes
8.000%	05/01/31	Caa1	125	73,750
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
2.450%	07/14/16	Aaa	150	156,444
Newfield Exploration Co.,
Sr. Unsec’d. Notes
5.750%	01/30/22	Ba1	200	223,500
Newmont Mining Corp.,
Gtd. Notes
4.875%	03/15/42	Baa1	355	363,855
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	500	599,185
9.500%	07/15/24	Baa1	200	289,803
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
Sec’d. Notes
8.875%	04/15/17	B3	175	190,312
Nextel Communications, Inc.,
Gtd. Notes
7.375%	08/01/15	B+(d)	300	301,125
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15	Baa1	59	59,374

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
NFR Energy LLC/NFR Energy Finance Corp.,
Gtd. Notes, 144A
9.750%	02/15/17(a)	Caa1	$80	$73,200
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
9.625%	06/01/19	Ba3	325	370,500
Nielsen Finance LLC/Nielsen Finance Co.,
Sr. Notes, 144A
4.500%	10/01/20	B2	80	79,500
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	B2	250	198,750
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	Baa3	195	216,852
5.800%	02/01/42	Baa3	195	230,534
6.250%	12/15/40	Baa3	75	93,520
Noranda Aluminum Acquisition Corp.,
Gtd. Notes, PIK
4.730%	05/15/15	B3	185	175,750
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
6.000%	03/15/2105	Baa1	100	122,288
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21	Caa1	175	186,375
Novartis Capital Corp.,
Gtd. Notes
3.700%	09/21/42	Aa2	179	183,150
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	B1	550	595,375
7.875%	05/15/21	B1	325	353,438
Gtd. Notes, 144A
6.625%	03/15/23	B1	96	98,160
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40	Baa1	190	229,597
Oil States International, Inc.,
Gtd. Notes
6.500%	06/01/19	Ba3	170	180,625
Olin Corp.,
Sr. Unsec’d. Notes
5.500%	08/15/22	Ba1	105	108,150
Omnicare, Inc.,
Gtd. Notes
7.750%	06/01/20	Ba3	125	137,500
OMNOVA Solutions, Inc.,
Gtd. Notes
7.875%	11/01/18(a)	B2	70	70,700
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.250%	09/30/40	Baa2	280	298,572
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16	Baa2	720	759,252
3.375%	10/01/22	Baa2	185	185,901

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Oppenheimer Holdings, Inc.,
Sr. Sec’d. Notes
8.750%	04/15/18	B2	$35	$35,700
Oracle Corp.,
Sr. Unsec’d. Notes
6.125%	07/08/39	A1	430	591,061
6.500%	04/15/38	A1	100	143,332
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
4.450%	04/15/42	A3	270	295,102
PacifiCorp,
First Mortgage
2.950%	02/01/22	A2	885	937,842
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17	BB-(d)	112	121,520
Party City Holdings, Inc.,
Sr. Notes, 144A
8.875%	08/01/20	Caa1	300	319,500
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	02/15/20	Ba3	130	136,500
Peabody Energy Corp.,
Gtd. Notes, 144A
6.250%	11/15/21	Ba1	505	502,475
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	A1	150	151,168
Penn Virginia Resource Partners LP Finance Corp. II,
Gtd. Notes, 144A
8.375%	06/01/20	B2	125	129,062
Penske Automotive Group, Inc.,
Gtd. Notes, 144A
5.750%	10/01/22(a)	B2	100	102,500
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	A1	310	485,872
PH Glatfelter Co.,
Sr. Notes, 144A
5.375%	10/15/20	Ba1	117	118,170
PHI, Inc.,
Gtd. Notes
8.625%	10/15/18	B2	75	78,562
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
4.375%	11/15/41	A2	460	496,469
Phillips 66,
Gtd. Notes, 144A
4.300%	04/01/22(a)	Baa1	390	426,994
5.875%	05/01/42	Baa1	180	213,728
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.750%	05/15/20	B3	70	77,262
Pioneer Drilling Co.,
Gtd. Notes
9.875%	03/15/18	B2	150	163,125
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.750%	01/15/20	Baa2	695	841,073

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Plastipak Holdings, Inc.,
Sr. Notes, 144A
10.625%	08/15/19	B3	$60	$68,700
Ply Gem Industries, Inc.,
Sr. Unsec’d. Notes, 144A
9.750%	09/30/17	Caa3	19	19,447
PNC Funding Corp.,
Bank Gtd. Notes
2.700%	09/19/16	A3	560	596,961
4.375%	08/11/20	A3	150	171,126
5.125%	02/08/20	A3	150	177,744
Polymer Group, Inc.,
Sr. Sec’d. Notes
7.750%	02/01/19	B1	100	106,500
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20	Ba3	200	216,500
Post Holdings, Inc.,
Gtd. Notes, 144A
7.375%	02/15/22	B1	240	255,000
PPL Electric Utilities Corp.,
First Mortgage
2.500%	09/01/22	A3	52	52,745
Private Export Funding Corp.,
Gov’t. Gtd. Notes
4.375%	03/15/19	Aaa	1,225	1,472,465
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22	Baa2	555	565,194
PSEG Power LLC,
Gtd. Notes
5.125%	04/15/20	Baa1	100	115,054
Public Service Co. of Colorado,
First Mortgage
2.250%	09/15/22	A2	31	31,036
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42	A1	56	56,346
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23	Ba1	48	49,080
5.375%	10/01/22	Ba1	300	310,500
Radiation Therapy Services, Inc.,
Sec’d. Notes
8.875%	01/15/17	B1	350	337,750
Rain CII Carbon LLC/CII Carbon Corp.,
Sec’d. Notes, 144A
8.000%	12/01/18	B1	70	71,400
Range Resources Corp.,
Gtd. Notes
6.750%	08/01/20(a)	Ba3	130	143,000
Realogy Corp.,
Sr. Sec’d. Notes, 144A
7.625%	01/15/20	B1	400	441,000
Regal Entertainment Group,
Gtd. Notes
9.125%	08/15/18(a)	B3	150	167,625

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Regency Energy Partners LP/Regency Energy Finance Corp.,
Sr. Unsec’d. Notes
5.500%	04/15/23	B1	$225	$227,531
Resolute Forest Products,
Sr. Sec’d. Notes
10.250%	10/15/18	B1	281	319,638
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19(a)	Caa2	1,500	1,530,000
9.875%	08/15/19(a)	Caa2	340	361,675
Sr. Sec’d. Notes
7.125%	04/15/19	B1	410	432,550
7.875%	08/15/19	B1	150	162,000
Sr. Sec’d. Notes, 144A
5.750%	10/15/20	B1	405	405,000
Rite Aid Corp.,
Gtd. Notes
9.500%	06/15/17(a)	Caa2	700	720,125
Sec’d. Notes
7.500%	03/01/17	Caa1	450	462,375
10.375%	07/15/16	Caa1	175	185,062
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19	B3	30	31,875
ROC Finance LLC/ROC Finance 1 Corp.,
Sec’d. Notes, 144A
12.125%	09/01/18	Caa2	120	139,200
Roche Holdings, Inc.,
Gtd. Notes, 144A
7.000%	03/01/39	A1	130	195,898
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
Gtd. Notes, 144A
10.000%	06/01/20	B3	125	136,250
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.125%	01/15/17	Ba3	200	197,000
Ruby Tuesday, Inc.,
Gtd. Notes, 144A
7.625%	05/15/20	B3	40	38,400
Ryerson, Inc.,
Sec’d. Notes, 144A
9.000%	10/15/17	Caa2	80	81,800
Sr. Sec’d. Notes
12.000%	11/01/15	Caa1	70	72,275
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
1.850%	01/15/15	Baa1	500	511,738
2.450%	01/15/17	Baa1	620	648,496
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19(a)	B1	550	565,125
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.750%	06/01/22	Ba3	50	53,250
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/20(a)	B3	270	278,100

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17	A1	$265	$268,684
SandRidge Energy, Inc.,
Gtd. Notes, 144A
7.500%	03/15/21	B2	500	515,000
SBA Telecommunications, Inc.,
Gtd. Notes, 144A
5.750%	07/15/20	B1	70	73,500
Scotts Miracle-Gro Co. (The),
Gtd. Notes
6.625%	12/15/20	B1	250	269,375
Sealed Air Corp.,
Gtd. Notes, 144A
8.125%	09/15/19	B1	125	139,062
8.375%	09/15/21(a)	B1	250	280,000
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	Baa1	460	481,416
2.875%	10/01/22	Baa1	288	291,452
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18	B2	140	147,000
Serta Simmons Holdings LLC,
Sr. Notes, 144A
8.125%	10/01/20	Caa1	31	31,388
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21	Ba3	175	213,500
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18	B3	70	70,000
Sierra Pacific Power Co.,
General Ref. Mortgage
6.000%	05/15/16	Baa1	500	583,874
Simon Property Group LP,
Sr. Unsec’d. Notes
6.125%	05/30/18	A3	150	183,194
Sinclair Television Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	10/01/22	B2	125	125,156
Sky Growth Acquisition Corp.,
Gtd. Notes, 144A
7.375%	10/15/20	Caa1	45	45,225
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21	B1	300	318,000
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
7.750%	07/01/17	B1	60	67,500
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41	Baa1	260	297,997
Spectrum Brands, Inc.,
Gtd. Notes, 144A
6.750%	03/15/20	B3	71	73,308
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32(a)	B3	2,000	2,070,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sprint Nextel Corp.,
Gtd. Notes, 144A
7.000%	03/01/20	Baa3	$350	$392,000
9.000%	11/15/18	Baa3	450	540,000
Sr. Unsec’d. Notes
7.000%	08/15/20(a)	B3	1,000	1,040,000
SPX Corp.,
Gtd. Notes
6.875%	09/01/17	Ba2	75	83,812
SquareTwo Financial Corp.,
Sec’d. Notes
11.625%	04/01/17(a)	B2	75	66,375
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	B3	250	288,438
8.375%	01/15/21	B3	50	57,062
Starz LLC/Starz Finance Corp.,
Sr. Notes, 144A
5.000%	09/15/19	Ba2	55	56,238
Steel Dynamics, Inc.,
Gtd. Notes, 144A
6.375%	08/15/22	Ba2	170	175,525
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sec’d. Notes, 144A
8.625%	04/15/16	B2	70	75,075
SunGard Data Systems, Inc.,
Gtd. Notes
7.625%	11/15/20	Caa1	100	108,500
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/16(a)	Caa1	500	446,250
Swift Energy Co.,
Gtd. Notes
8.875%	01/15/20	B3	270	291,600
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22(a)	A3	365	369,261
Target Corp.,
Sr. Unsec’d. Notes
4.000%	07/01/42(a)	A2	490	501,520
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
7.750%	04/15/20	B2	50	53,250
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18(a)	B1	450	496,125
8.875%	07/01/19	B1	70	79,100
Sr. Unsec’d. Notes
8.000%	08/01/20	Caa1	775	832,156
Tesoro Corp.,
Gtd. Notes
4.250%	10/01/17(a)	Ba1	18	18,540
5.375%	10/01/22	Ba1	28	28,840
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Sr. Notes, 144A
5.875%	10/01/20	B1	170	174,250

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Thermadyne Holdings Corp.,
Sr. Sec’d. Notes
9.000%	12/15/17	B2	$125	$133,125
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41(a)	Baa2	515	582,767
5.875%	11/15/40	Baa2	360	423,338
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	03/15/23	Baa2	140	197,235
Time Warner, Inc.,
Gtd. Notes
6.200%	03/15/40	Baa2	490	610,085
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes
0.875%	07/17/15	Aa3	740	743,610
Sr. Unsec’d. Notes, MTN
4.250%	01/11/21	Aa3	325	371,772
Toys R Us, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	09/01/16	B1	200	203,500
Tronox Finance LLC,
Gtd. Notes, 144A
6.375%	08/15/20(a)	B1	100	101,000
Tutor Perini Corp.,
Gtd. Notes
7.625%	11/01/18	B1	175	177,188
tw telecom holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	10/01/22	B1	10	10,200
Tyco Flow Control International Finance SA,
Gtd. Notes, 144A
3.150%	09/15/22	Baa2	240	240,864
UCI International, Inc.,
Gtd. Notes
8.625%	02/15/19	B3	200	199,000
Unit Corp.,
Gtd. Notes
6.625%	05/15/21	B2	240	247,800
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22	Aa3	43	43,392
United Rentals North America, Inc.,
Gtd. Notes
8.375%	09/15/20(a)	Caa1	500	535,000
United States Steel Corp.,
Sr. Unsec’d. Notes
7.500%	03/15/22(a)	B1	180	177,750
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	A2	170	190,533
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.700%	02/15/21	A3	150	174,931
5.700%	10/15/40	A3	425	515,369
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	Caa2	100	101,500
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.750%	09/15/22(a)	B2	$75	$75,000
UR Merger Sub Corp.,
Gtd. Notes, 144A
7.375%	05/15/20	B3	1,000	1,075,000
USI Holdings Corp.,
Gtd. Notes, 144A
9.750%	05/15/15	Caa2	135	136,519
USPI Finance Corp.,
Gtd. Notes, 144A
9.000%	04/01/20	Caa1	130	141,050
Vail Resorts, Inc.,
Gtd. Notes
6.500%	05/01/19	Ba3	150	163,125
Valassis Communications, Inc.,
Gtd. Notes
6.625%	02/01/21	Ba3	140	144,550
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.875%	12/01/18(a)	B1	200	210,500
7.000%	10/01/20(a)	B1	1,170	1,231,425
Sr. Notes, 144A
6.375%	10/15/20	B1	20	20,400
Valero Energy Corp.,
Gtd. Notes
6.625%	06/15/37	Baa2	140	168,975
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
8.000%	02/01/18	B3	135	144,112
Vanguard Natural Resources LLC/VNR Finance Corp.,
Gtd. Notes
7.875%	04/01/20	Caa1	70	70,525
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22	Baa2	525	558,305
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
5.500%	02/15/18	A3	100	121,922
5.550%	02/15/16	A3	100	115,703
5.850%	09/15/35	A3	100	126,454
6.100%	04/15/18	A3	960	1,199,892
6.900%	04/15/38	A3	550	784,977
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30	A3	250	371,613
Verizon Pennsylvania, Inc.,
Sr. Unsec’d. Notes
8.350%	12/15/30	A-(d)	300	398,927
Viacom, Inc.,
Sr. Unsec’d. Notes
6.250%	04/30/16	Baa1	600	703,596
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	B2	70	69,825
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22	A3	190	201,296
VPI Escrow Corp.,
Sr. Notes, 144A
6.375%	10/15/20	B1	125	127,500

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	Ba3	$300	$339,000
W&T Offshore, Inc.,
Gtd. Notes
8.500%	06/15/19	B3	170	185,300
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%	03/29/49	Baa3	350	346,062
Walgreen Co.,
Sr. Unsec’d. Notes
1.800%	09/15/17	Baa1	69	69,779
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
5.000%	10/25/40	Aa2	705	854,904
Waste Management, Inc.,
Gtd. Notes
2.600%	09/01/16	Baa3	725	761,050
2.900%	09/15/22	Baa3	54	53,921
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	Baa3	365	369,675
4.625%	10/01/42	Baa3	130	133,099
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22	A2	216	214,730
Weatherford International Ltd.,
Gtd. Notes
9.875%	03/01/39	Baa2	50	72,374
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	Baa2	140	141,600
4.625%	05/15/42	Baa2	185	186,753
Wells Fargo & Co.,
Sr. Unsec’d. Notes
3.676%	06/15/16	A2	2,685	2,922,676
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22(a)	A2	850	906,488
4.600%	04/01/21(a)	A2	600	693,061
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
8.500%	01/15/25	Ba1	90	118,475
Windstream Corp.,
Gtd. Notes
7.000%	03/15/19(a)	Ba3	140	142,800
7.750%	10/01/21(a)	Ba3	500	538,750
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18(a)	B3	75	84,375
Wolverine World Wide, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	10/15/20	B2	50	51,500
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22(a)	Ba1	625	671,875
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
First Mortgage, 144A
5.375%	03/15/22	Ba2	140	142,100

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	Baa1		$625	$732,241
Xerox Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/21	Baa2		560	595,029

					211,218,077

Venezuela — 0.1%
Petroleos de Venezuela SA,
Gtd. Notes
5.375%	04/12/27	B+(d)		2,375	1,466,562
Sr. Unsec’d. Notes
4.900%	10/28/14	NR		670	605,010

					2,071,572

TOTAL CORPORATE BONDS (cost $265,139,399)					267,724,054

FOREIGN GOVERNMENT BONDS — 2.2%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
2.500%	12/31/38	NR		930	342,705
8.280%	12/31/33	NR		138	108,669
8.750%	06/02/17	NR		668	650,812
Bahrain Government International Bond (Bahrain),
Notes, 144A
6.125%	07/05/22	BBB(d)		410	433,575
Banco Nacional de Desenvolvimento Economico e Social (Brazil),
Sr. Unsec’d. Notes
6.500%	06/10/19	Baa1		330	406,725
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes
4.138%	01/03/23	Aa2		200	210,000
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
5.875%	01/15/19	Baa2		940	1,170,300
8.500%	01/05/24	Baa2	BRL	1,670	963,818
Unsec’d. Notes
8.250%	01/20/34	Baa2		740	1,222,850
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
7.375%	09/18/37	Baa3		100	153,500
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.250%	04/27/17	Baa3		630	681,975
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
9.040%	01/23/18	B1		98	109,926
Ecuador Government International Bond (Ecuador),
Notes
9.375%	12/15/15	Caa1		100	103,500
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.750%	01/24/23	Ba2		70	81,900
8.250%	04/10/32	Ba2		410	486,875
Eskom Holdings SOC Ltd. (South Africa),
Sr. Unsec’d. Notes
5.750%	01/26/21	Baa3		320	364,800

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A
5.875%	04/24/19	Ba1		$200	$220,100
Government of Aruba (Aruba),
Sr. Unsec’d. Notes
4.625%	09/14/23	A-(d)		200	201,200
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
6.250%	01/29/20	Ba1		280	303,766
6.375%	03/29/21	Ba1		140	152,432
7.625%	03/29/41	Ba1		640	723,200
Ivory Coast Government International Bond (Cayman Islands),
Sr. Unsec’d. Notes
3.750%	12/31/32	NR		380	326,800
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21	Baa1		830	989,775
Mexican Bonos (Mexico),
Bonds
7.750%	12/14/17	Baa1	MXN	6,100	533,317
8.000%	12/07/23	Baa1	MXN	4,200	396,452
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1		270	294,435
5.625%	01/15/17	Baa1		870	1,017,030
5.750%	10/21/2110	Baa1		1,650	1,971,750
Pakistan Government International Bond (Pakistan),
Unsec’d. Notes
6.875%	06/01/17	Caa1		100	84,000
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
7.350%	07/21/25	Baa2		360	527,400
7.840%	08/12/20	Baa2	PEN	665	317,075
8.750%	11/21/33	Baa2		520	906,100
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.950%	01/15/21	Ba2	PHP	10,000	252,901
7.750%	01/14/31	Ba2		1,820	2,784,600
8.375%	06/17/19	Ba2		650	897,000
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.650%	09/27/19	Aa2		321	321,931
Republic of Angola Via Northern Lights III BV (Netherlands),
Sr. Unsec’d. Notes
7.000%	08/16/19	Ba3		280	307,300
Republic of Belarus (Belarus),
Sr. Unsec’d. Notes
8.950%	01/26/18	B3		140	137,340
Unsec’d. Notes
8.750%	08/03/15	B3		100	98,875
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
4.375%	07/12/21	Baa3		650	748,475
Republic of Guatemala (Guatemala),
Sr. Unsec’d. Notes
5.750%	06/06/22	Ba1		200	222,000
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
5.875%	05/11/22	Baa3		430	468,700

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
5.875%	03/13/20	Baa3		$1,910	$2,301,550
7.750%	01/17/38	Baa3		1,100	1,639,000
Republic of Iraq (Iraq),
Bonds
5.800%	01/15/28	NR		1,010	926,675
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes
6.750%	11/01/24	BB-(d)		233	228,667
Republic of Turkey (Turkey),
Bonds
10.500%	01/15/20	BBB-(d)	TRY	1,000	628,738
Bonds, TIPS
3.000%	02/23/22	BBB-(d)	TRY	530	316,621
Republic of Uruguay (Uruguay),
Sr. Unsec’d. Notes, PIK
7.875%	01/15/33	Baa3		150	234,000
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes
6.750%	02/07/22	Baa3		490	551,250
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes, 144A
5.625%	04/04/42	Baa1		1,200	1,440,120
Sr. Unsec’d. Notes
7.500%	03/31/30	Baa1		3,273	4,132,289
South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.665%	01/17/24	Baa1		440	493,900
6.250%	03/08/41	Baa1		180	237,708
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
5.875%	07/25/22	B1		330	355,575
6.250%	07/27/21	B1		580	630,639
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.000%	06/05/20	Ba1		130	160,062
7.500%	07/14/17	Ba1		2,300	2,760,000
8.000%	02/14/34	Ba1		1,600	2,256,000
Ukraine Government International Bond (Ukraine),
Notes
9.250%	07/24/17	B2		1,030	1,081,974
Uruguay Government International Bond, TIPS (Uruguay),
Sr. Unsec’d. Notes
4.375%	12/15/28	Baa3	UYU	2,500	152,350
Unsec’d. Notes
4.250%	04/05/27	Baa3	UYU	3,680	309,979
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
5.750%	02/26/16	B2		2,840	2,587,950
6.000%	12/09/20	B2		567	426,858
7.750%	10/13/19	B2		500	431,250
9.000%	05/07/23	B2		518	455,928
9.250%	09/15/27	B2		142	128,013
Vietnam Government International Bond (Vietnam),
Bonds
6.750%	01/29/20	B2		310	344,100

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Zambia Government International Bond (Zambia),
Unsec’d. Notes, 144A
5.375%	09/20/22	B+(d)	$200	$200,187

TOTAL FOREIGN GOVERNMENT BONDS (cost $47,671,754)				48,107,267

MUNICIPAL BONDS
Illinois
State of Illinois,
General Obligation Unlimited,
5.100%	06/01/33	A2	350	339,552

New York
Port Authority of New York & New Jersey,
Revenue Bonds,
4.458%	10/01/62	Aa3	240	241,541

TOTAL MUNICIPAL BONDS (cost $574,600)				581,093

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.9%
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-4, Class 2A1A
6.000%	12/25/35	Caa2	1,673	1,484,536
Countrywide Alternative Loan Trust,
Series 2004-24CB, Class 2A1
5.000%	11/25/19	B3	707	712,035
Series 2004-32CB, Class 2A5
5.500%	02/25/35	Caa1	1,059	1,041,368
Series 2005-46CB, Class A1
5.750%	10/25/35	Caa2	1,498	1,337,809
Series 2005-64CB, Series 1A15
5.500%	12/25/35	Caa2	2,227	1,935,739
Series 2005-J3, Class 3A1
6.500%	09/25/34	Caa1	1,116	1,140,469
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-13, Class A3
5.500%	06/25/35	CC(d)	2,630	2,632,297
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-10, Class 12A1
5.250%	11/25/20	Caa1	235	237,827
Downey Savings & Loan Association Mortgage Loan Trust,
Series 2004-AR2, Class A2A
0.609%(c)	11/19/44	B3	231	185,203
Fannie Mae REMICS,
Series 2001-84, Class PZ
5.250%	09/25/41	Aaa	318	405,178
Series 2004-70, Class EB
5.000%	10/25/24	Aaa	377	412,277
Series 2006-44, Class P, PO
3.442%(s)	12/25/33	Aaa	232	225,649
Series 2006-77, Class PC
6.500%(c)	08/25/36	Aaa	397	456,834
Series 2006-118, Class A2
0.305%(c)	12/25/36	Aaa	196	187,103
Series 2007-30, Class KA
5.000%	07/25/36	Aaa	1,527	1,674,543
Series 2010-27, Class PM
4.000%	01/25/39	Aaa	861	885,389
Series 2010-111, Class AE
5.500%	04/25/38	Aaa	727	783,529

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-13, Class JP
4.500%	02/25/42	Aaa	$1,125	$1,204,457
Fannie Mae Whole Loan,
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	493	559,073
Series 2003-W6, Class 1A41
5.398%	10/25/42	Aaa	991	1,100,930
Series 2004-W1, Class 1A7
5.681%	11/25/43	Aaa	1,103	1,325,347
Series 2009-W1, Class W1
6.000%	12/25/49	Aaa	824	944,223
First Horizon Asset Securities, Inc.,
Series 2006-2, Class 1A3
6.000%	08/25/36	CCC(d)	913	924,134
Freddie Mac REMICS,
Series 2121, Class C
6.000%	02/15/29	Aaa	884	997,766
Series 2768, Class PK
5.000%	03/15/34	Aaa	465	495,639
Series 2846, Class GB
5.000%	08/15/24	Aaa	2,168	2,395,882
Series 2907, Class VC
4.500%	05/15/34	Aaa	751	805,505
Series 3704, Class DC
4.000%	11/15/36	Aaa	331	368,630
Series 3819, Class JP
4.000%	08/15/39	Aaa	909	949,874
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	NR	1,500	1,597,500
Government National Mortgage Assoc.,
Series 2004-19, Class KE
5.000%	03/16/34	Aaa	855	1,020,751
Series 2012-H21, Class CF
0.911%(c)	05/20/61	Aaa	2,241	2,249,404
Indymac Index Mortgage Loan Trust,
Series 2004-AR12, Class A1
0.997%(c)	12/25/34	Caa2	2,882	2,021,100
JPMorgan Mortgage Trust,
Series 2005-S2, Class 2A3
5.250%	09/25/35	CCC(d)	518	515,121
Series 2006-S2, Class 2A1
5.000%	06/25/21	B3	478	457,370
Series 2007-A1, Class 3A2
3.097%(c)	07/25/35	Caa1	831	819,230
Series 2007-S3, Class 2A3
6.000%	08/25/22	D(d)	964	922,688
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 1A
5.000%	06/25/21	Caa2	1,467	1,410,987
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR7, Class 5A1
1.608%(c)	03/25/46	Caa3	1,496	982,661
Structured Asset Securities Corp.,
Series 2003-3XS, Class A8
5.230%	03/25/33	Ba2	534	510,330

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2004-R, Class 2A1
2.615%(c)	09/25/34		A1	$916	$929,210
Series 2007-2, Class 3A5
5.250%	03/25/37		Ba2	704	721,307

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $41,647,183)					41,966,904

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.3%
Federal Home Loan Mortgage Corp.
0.375%	08/28/14			10,000	10,019,100
0.625%	12/29/14			10,000	10,061,410
5.000%	04/01/22-10/01/40			4,473	4,870,720
5.500%	06/01/23-06/01/37			1,844	2,006,186
Federal National Mortgage Assoc.
3.500%	08/01/32			1,488	1,602,221
3.770%	09/01/21			1,500	1,698,333
5.500%	07/01/21-04/01/37			9,033	9,944,434
6.000%	10/01/22-12/01/37			3,801	4,225,623
Government National Mortgage Assoc.
4.500%	06/20/25			759	828,462
Residual Funding Corp. Principal Strip
0.407%	07/15/20-10/15/20			4,500	3,953,714
Tennessee Valley Authority
4.875%	01/15/48			520	662,202

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $49,818,078)					49,872,405

U.S. TREASURY OBLIGATIONS — 11.8%
U.S. Treasury Bonds
3.000%	05/15/42			1,225	1,270,172
3.125%	11/15/41			2,000	2,130,624
U.S. Treasury Notes
0.250%	08/15/15			18,000	17,971,884
0.500%	07/31/17			16,500	16,418,787
0.625%	12/31/12-08/31/17			10,315	10,326,917
0.750%	03/31/13	(k)		90	90,267
1.000%	06/30/19			30,000	29,992,980
1.250%	02/15/14			19,000	19,267,178
1.375%	11/15/12-09/30/18			43,000	43,676,624
1.625%	08/15/22			710	709,223
1.750%	05/15/22			6,000	6,084,372
2.875%	01/31/13	(k)		19,315	19,490,033
3.625%	12/31/12			10,000	10,085,940
4.000%(a)	11/15/12			18,700	18,788,395
4.125%	05/15/15			20,000	21,995,320
U.S. Treasury Strip Coupon
0.074%(s)	11/15/19-02/15/28			40,000	31,868,850
0.077%(s)	05/15/33-02/15/35			14,000	7,719,574

TOTAL U.S. TREASURY OBLIGATIONS (cost $256,956,368)					257,887,140

TOTAL LONG-TERM INVESTMENTS (cost $2,030,876,477)					2,047,802,730

	Shares	Value
SHORT-TERM INVESTMENTS — 16.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $369,240,936; includes $213,206,546 of cash collateral for securities on loan)(b)(w)	369,240,936	$369,240,936

Interest Rate	Maturity Date		Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills
0.099%	01/17/13	(k)	$15	14,997
0.100%	01/17/13	(k)	10	9,998
0.101%	01/17/13	(k)	15	14,997
0.105%	01/17/13	(k)	10	9,998
0.112%	01/17/13	(k)	45	44,990

TOTAL U.S. TREASURY OBLIGATIONS (cost $94,970)				94,980

TOTAL SHORT-TERM INVESTMENTS (cost $369,335,906)				369,335,916

TOTAL INVESTMENTS — 110.1% (cost $2,400,212,383)				2,417,138,646
Liabilities in excess of other assets(x) — (10.1)%				(222,106,443)

NET ASSETS — 100.0%				$2,195,032,203

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
DIP	Debtor-in-Possession
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NVDR	Non-voting Depositary Receipt
PIK	Payment-in-Kind
PO	Prinicipal Only
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TIPS	Treasury Inflation Protected Securities
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

CSK	Czech Kruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Rube
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012.
Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $207,786,193; cash collateral of $213,206,546 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation) (1)
Long Positions:
54	2 Year U.S. Treasury Notes	Dec. 2012	$11,902,985	$11,908,687	$5,702
365	5 Year U.S. Treasury Notes	Dec. 2012	45,362,039	45,490,976	128,937
2	20 Year U.S. Treasury Bonds	Dec. 2012	298,750	298,750	—
1,326	Euro STOXX 50	Dec. 2012	43,704,657	41,832,609	(1,872,048)
334	Hang Seng Index	Oct. 2012	44,647,371	44,958,761	311,390
127	Russell 2000 Mini	Dec. 2012	10,852,400	10,596,880	(255,520)
482	SGX S&P Nifty Index	Oct. 2012	5,477,393	5,516,972	39,579
1,021	S&P 500 E-Mini	Dec. 2012	73,559,725	73,215,910	(343,815)
608	TOPIX Index	Dec. 2012	56,355,485	57,262,941	907,456

					(1,078,319)

Short Positions:
14	5 Year U.S. Treasury Notes	Dec. 2012	1,742,250	1,744,859	(2,609)
28	10 Year Japanese Bonds	Dec. 2012	51,576,115	51,733,983	(157,868)
85	10 Year U.S. Treasury Notes	Dec. 2012	11,292,015	11,346,175	(54,160)
14	20 Year U.S. Treasury Bonds	Dec. 2012	2,068,457	2,091,250	(22,793)
436	FTSE 100 Index	Dec. 2012	41,289,632	40,222,650	1,066,982
283	SPI 200 Index	Dec. 2012	32,364,580	32,173,769	190,811

					1,020,363

					$(57,956)

(1)	Cash of $299,000 and U.S. Treasury Securities with a market value of $17,516,040 have been segregated to cover requirements for open futures contracts as of September 30, 2012.

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/20/12	State Street Bank	AUD	5,054	$5,265,978	$5,218,274	$(47,704)
Expiring 11/20/12	State Street Bank	AUD	4,101	4,272,322	4,233,618	(38,704)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):
Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar (cont’d.),
Expiring 11/20/12	State Street Bank	AUD	718	$744,802	$741,779	$(3,023)
British Pound,
Expiring 11/20/12	Westminster Research Associates LLC	GBP	8,615	13,581,953	13,908,584	326,631
Expiring 11/20/12	Westpac Banking Corp.	GBP	1,674	2,639,686	2,703,169	63,483
Canadian Dollar,
Expiring 11/20/12	Credit Suisse First Boston Corp.	CAD	900	917,264	914,037	(3,227)
Expiring 11/20/12	Royal Bank of Canada	CAD	5,882	5,955,340	5,975,988	20,648
Expiring 11/20/12	Royal Bank of Canada	CAD	629	637,163	639,372	2,209
Euro,
Expiring 11/20/12	Credit Suisse First Boston Corp.	EUR	257	323,144	330,441	7,297
Expiring 11/20/12	Goldman Sachs & Co.	EUR	108	139,514	138,862	(652)
Expiring 11/20/12	RBC Dominion Securities	EUR	135	169,309	173,305	3,996
Expiring 11/20/12	Royal Bank of Scotland Group PLC	EUR	509	643,833	654,321	10,488
Expiring 11/20/12	State Street Bank	EUR	271	352,634	348,062	(4,572)
Expiring 11/20/12	Westminster Research Associates LLC	EUR	13,381	16,625,098	17,204,550	579,452
Expiring 11/20/12	Westminster Research Associates LLC	EUR	132	169,926	169,728	(198)
Expiring 11/20/12	Westminster Research Associates LLC	EUR	124	155,584	159,712	4,128
Expiring 11/20/12	Westpac Banking Corp.	EUR	2,551	3,169,401	3,279,868	110,467
Hong Kong Dollar,
Expiring 11/20/12	Credit Suisse First Boston Corp.	HKD	1,314	169,464	169,472	8
Expiring 11/20/12	Societe Generale	HKD	820	105,836	105,807	(29)
Expiring 11/20/12	State Street Bank	HKD	42,766	5,514,987	5,515,389	402
Expiring 11/20/12	State Street Bank	HKD	13,624	1,756,923	1,757,051	128
Expiring 11/20/12	Westminster Research Associates LLC	HKD	1,903	245,395	245,395	—
Japanese Yen,
Expiring 11/20/12	Credit Suisse First Boston Corp.	JPY	960,888	12,112,483	12,318,209	205,726
Expiring 11/20/12	Credit Suisse First Boston Corp.	JPY	372,217	4,691,983	4,771,675	79,692
Expiring 11/20/12	Goldman Sachs & Co.	JPY	34,754	447,205	445,534	(1,671)
Expiring 11/20/12	RBC Dominion Securities	JPY	13,509	172,758	173,181	423
Expiring 11/20/12	Westminster Research Associates LLC	JPY	137,169	1,761,696	1,758,457	(3,239)
Mexican Peso,
Expiring 12/19/12	Deutsche Bank	MXN	24,314	1,881,822	1,873,443	(8,379)
Norwegian Krone,
Expiring 11/20/12	Royal Bank of Canada	NOK	3,282	554,449	571,810	17,361
Russian Ruble,
Expiring 12/19/12	Deutsche Bank	RUB	58,683	1,870,066	1,853,946	(16,120)
Singapore Dollar,
Expiring 11/20/12	Royal Bank of Canada	SGD	3,000	2,400,904	2,444,499	43,595
Expiring 11/20/12	Royal Bank of Canada	SGD	1,390	1,112,780	1,132,986	20,206
Swedish Krona,
Expiring 11/20/12	Royal Bank of Canada	SEK	12,725	1,907,183	1,934,071	26,888
Expiring 11/20/12	Royal Bank of Canada	SEK	3,599	539,342	546,946	7,604
Swiss Franc,
Expiring 11/20/12	State Street Bank	CHF	4,758	4,924,744	5,064,543	139,799
Expiring 11/20/12	State Street Bank	CHF	603	624,457	642,183	17,726

				$98,557,428	$100,118,267	$1,560,839

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):
Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/20/12	Westpac Banking Corp.	AUD	4,465	$4,626,180	$4,609,521	$16,659
Expiring 12/19/12	Deutsche Bank	AUD	602	624,740	620,393	4,347
British Pound,
Expiring 11/20/12	Credit Suisse First Boston Corp.	GBP	15,822	24,989,608	25,546,014	(556,406)
Expiring 11/20/12	Credit Suisse First Boston Corp.	GBP	1,363	2,152,255	2,200,176	(47,921)
Expiring 11/20/12	Credit Suisse First Boston Corp.	GBP	1,100	1,738,000	1,776,697	(38,697)
Expiring 11/20/12	Credit Suisse First Boston Corp.	GBP	668	1,056,011	1,078,513	(22,502)
Expiring 11/20/12	RBC Dominion Securities	GBP	155	244,856	249,652	(4,796)
Expiring 11/20/12	State Street Bank	GBP	103	163,082	166,409	(3,327)
Expiring 11/20/12	Toronto Dominion	GBP	691	1,119,750	1,115,648	4,102
Chilean Peso,
Expiring 12/19/12	Deutsche Bank	CLP	298,312	626,088	620,464	5,624
Czech Koruna,
Expiring 12/19/12	Deutsche Bank	CSK	12,097	627,607	620,423	7,184
Euro,
Expiring 11/20/12	Credit Suisse First Boston Corp.	EUR	474	591,957	610,084	(18,127)
Expiring 11/20/12	Credit Suisse First Boston Corp.	EUR	156	205,019	200,630	4,389
Expiring 11/20/12	State Street Bank	EUR	10,135	12,651,212	13,031,194	(379,982)
Expiring 11/20/12	State Street Bank	EUR	5,907	7,337,695	7,595,259	(257,564)
Expiring 11/20/12	State Street Bank	EUR	199	249,922	255,866	(5,944)
Expiring 11/20/12	Toronto Dominion	EUR	131	163,363	168,392	(5,029)
Expiring 11/20/12	Westpac Banking Corp.	EUR	10,233	12,770,372	13,157,135	(386,763)
Expiring 11/20/12	Westpac Banking Corp.	EUR	2,338	2,917,698	3,006,063	(88,365)
Expiring 12/28/12	UBS Securities	EUR	244	316,887	313,874	3,013
Hong Kong Dollar,
Expiring 11/20/12	Credit Suisse First Boston Corp.	HKD	4,983	642,489	642,611	(122)
Expiring 11/20/12	State Street Bank	HKD	37,059	4,778,715	4,779,427	(712)
Expiring 11/20/12	State Street Bank	HKD	23,182	2,989,328	2,989,774	(446)
Expiring 11/20/12	State Street Bank	HKD	4,001	515,913	515,978	(65)
Expiring 11/20/12	State Street Bank	HKD	787	101,479	101,494	(15)
Expiring 11/20/12	Westminster Research Associates LLC	HKD	6,228	803,272	803,267	5
Japanese Yen,
Expiring 11/20/12	Credit Suisse First Boston Corp.	JPY	960,128	12,118,058	12,308,468	(190,410)
Expiring 11/20/12	Credit Suisse First Boston Corp.	JPY	690,793	8,718,700	8,855,696	(136,996)
Expiring 11/20/12	Credit Suisse First Boston Corp.	JPY	383,910	4,845,438	4,921,574	(76,136)
Expiring 11/20/12	Credit Suisse First Boston Corp.	JPY	14,828	191,039	190,288	751
Expiring 11/20/12	Goldman Sachs & Co.	JPY	110,667	1,424,025	1,418,703	5,322
Expiring 11/20/12	Royal Bank of Scotland Group PLC	JPY	22,430	288,028	287,550	478
Expiring 11/20/12	State Street Bank	JPY	11,600	147,590	148,707	(1,117)
Expiring 11/20/12	Westminster Research Associates LLC	JPY	317,230	4,048,040	4,066,758	(18,718)
Polish Zloty,
Expiring 12/19/12	BNP Paribas	PLN	2,002	614,904	620,431	(5,527)
Singapore Dollar,
Expiring 11/20/12	State Street Bank	SGD	3,149	2,517,210	2,565,836	(48,626)
Expiring 11/20/12	State Street Bank	SGD	1,201	959,735	978,274	(18,539)
Expiring 12/19/12	Deutsche Bank	SGD	1,542	1,258,680	1,256,631	2,049
South African Rand,
Expiring 12/19/12	Deutsche Bank	ZAR	5,192	626,968	616,452	10,516
South Korean Won,
Expiring 12/20/12	Deutsche Bank	KRW	703,496	627,002	630,322	(3,320)
Swedish Krona,
Expiring 11/20/12	State Street Bank	SEK	7,408	1,107,204	1,125,978	(18,774)
Swiss Franc,
Expiring 11/20/12	State Street Bank	CHF	3,159	3,284,140	3,361,994	(77,854)

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):
Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Thai Baht,
Expiring 12/19/12	Deutsche Bank	THB	19,431	$625,406	$627,760	$(2,354)

				$128,405,665	$130,756,380	$(2,350,715)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$10,144,993	$—
Belgium	4,553,421	—	—
Bermuda	7,865,710	1,330,169	—
Brazil	9,339,178	—	—
British Virgin Islands	2,036,794	—	—
Canada	11,308,669	—	—
Cayman Islands	1,908,294	5,819,712	—
China	757,460	30,564,641	—
Cyprus	—	646,658	—
Denmark	3,550,860	—	—
Finland	1,990,019	—	—
France	31,407,868	—	—
Germany	21,285,787	—	—
Guernsey	197,030	—	—
Hong Kong	1,833,840	13,948,281	—
Hungary	612,647	—	—
India	4,698,293	—	—
Indonesia	—	1,091,900	—
Ireland	10,558,118	—	—
Israel	3,005,538	—	—
Italy	—	210,994	—
Japan	83,214	44,658,891	—
Kazakhstan	928,705	—	—
Liberia	2,061,863	—	—
Malaysia	—	1,112,706	—
Marshall Islands	1,439,568	—	—
Mexico	3,367,525	—	—
Netherlands	14,251,408	—	—
Panama	2,859,438	—	—
Poland	1,823,155	—	—
Russia	10,864,119	—	—
Singapore	2,525,132	2,599,331	—
South Africa	9,663,553	—	—
South Korea	11,339,810	14,054,886	—
Spain	1,120,324	—	—
Sweden	2,419,046	—	—
Switzerland	32,069,475	—	—
Taiwan	8,018,243	10,092,119	—
Thailand	—	8,489,200	—
Turkey	7,968,796	—	—
United Kingdom	86,840,752	3,969,593	—
United States	747,982,077	—	—
Exchange Traded Fund	40,045,299	—	—

AST J.P. MORGAN GLOBAL THEMATIC PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3
Preferred Stocks:
Brazil	$10,460,279	$—	$—
Germany	5,389,693	—	—
United Kingdom	164,280	—	—
United States	1,400,560	—	—
Rights:
France	—	—	—
Thailand	—	81,269	—
Asset-Backed Securities	—	28,047,728	859,174
Bank Loans	—	4,595,507	—
Commercial Mortgage-Backed Securities	—	4,478,627	285,329
Convertible Bonds	1,333,818	71,252,501	—
Corporate Bonds	—	267,355,300	368,754
Foreign Government Bonds	—	48,107,267	—
Municipal Bonds	—	581,093	—
Residential Mortgage-Backed Securities	—	40,369,404	1,597,500
U.S. Government Agency Obligations	—	49,872,405	—
U.S. Treasury Obligations	—	257,982,120	—
Affiliated Money Market Mutual Fund	369,240,936	—	—
Other Financial Instruments*
Futures	(57,956)	—	—
Foreign Forward Currency Contracts	—	(789,876)	—

Total	$1,492,512,638	$920,667,419	$3,110,757

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (9.7% represents investments purchased with collateral from securities on loan)	16.8%
U.S. Treasury Obligations	11.8
Oil & Gas	5.8
Pharmaceuticals	3.7
Telecommunications	3.2
Diversified Financial Services	3.0
Computers	3.0
Insurance	2.8
Retail	2.7
Semiconductors	2.5
Real Estate Investment Trusts	2.4
Banks	2.4
Financial – Bank & Trust	2.4
U.S. Government Agency Obligations	2.3
Foreign Government Bonds	2.2
Media	2.2
Residential Mortgage-Backed Securities	1.9
Software	1.9
Internet Software & Services	1.9
Exchange Traded Fund	1.8
Chemicals	1.8
Electric	1.6
Food	1.5
Commercial Banks	1.4
Metals & Mining	1.4
Automobile Manufacturers	1.3
Asset-Backed Securities	1.3
Beverages	1.2
Biotechnology	1.2
Healthcare Services	1.2
Transportation	1.1
Real Estate	1.0
Agriculture	1.0
Commercial Services	0.9
Healthcare Products	0.8
Oil & Gas Services	0.8
Electronic Components & Equipment	0.8

Apparel	0.7%
Lodging	0.7
Distribution/Wholesale	0.7
Retail & Merchandising	0.7
Pipelines	0.7
Aerospace & Defense	0.6
Electronics	0.5
Building Materials	0.5
Household Products/Wares	0.5
Gas	0.5
Diversified Manufacturing	0.5
Iron/Steel	0.5
Auto Parts & Equipment	0.4
Leisure Time	0.4
Cosmetics/Personal Care	0.4
Holding Companies – Diversified	0.4
Coal	0.3
Containers & Packaging	0.3
Construction & Engineering	0.3
Investment Companies	0.3
Miscellaneous Manufacturing	0.3
Diversified Machinery	0.3
Home Builders	0.3
Machinery – Construction & Mining	0.2
Commercial Mortgage-Backed Securities	0.2
Forest Products & Paper	0.2
Airlines	0.2
Hand/Machine Tools	0.2
Office Equipment	0.2
Environmental Control	0.2
Water	0.2
Entertainment	0.1
Advertising	0.1
Home Furnishings	0.1
Conglomerates	0.1
Savings & Loan	0.1
Metal Fabricate/Hardware	0.1
Shipbuilding	0.1

110.1
Liabilities in excess of other assets	(10.1)

100%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2012 categorized by risk exposure:

Derivative Fair Value at 9/30/12
Equity contracts	$126,104
Foreign exchange contracts	(789,876)
Interest rate contracts	(102,791)

Total	$(766,563)

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS — 93.2%
Australia — 2.3%
BHP Billiton Ltd.	180,999	$6,184,533
Rio Tinto Ltd.	40,163	2,206,045

		8,390,578

Belgium — 1.7%
Anheuser-Busch InBev NV	74,470	6,332,314

Canada
Nortel Networks Corp.*	2,492	22

Cayman Islands — 0.5%
Belle International Holdings Ltd.	932,000	1,684,259

China — 2.9%
China Construction Bank Corp. (Class H Stock)	3,643,000	2,512,542
Industrial & Commercial Bank of China Ltd. (Class H Stock)	6,205,145	3,641,056
Ping An Insurance (Group) Co. of China Ltd. (Class H Stock)	378,000	2,828,086
Sands China Ltd.	449,600	1,664,587

		10,646,271

France — 13.2%
Accor SA	119,596	3,988,941
AXA SA	245,233	3,652,433
BNP Paribas SA	53,893	2,561,057
Imerys SA	36,402	2,135,901
Lafarge SA	75,244	4,052,374
LVMH Moet Hennessy Louis Vuitton SA	28,720	4,318,075
Pernod-Ricard SA	36,232	4,065,147
PPR	25,102	3,851,524
Sanofi	56,383	4,807,387
Schneider Electric SA	46,256	2,737,567
Societe Generale SA*	65,975	1,873,664
Technip SA	32,500	3,613,014
Total SA	153,211	7,599,713

		49,256,797

Germany — 7.3%
Allianz SE	31,320	3,726,540
Bayer AG	61,460	5,278,177
Fresenius Medical Care AG & Co. KGaA	37,930	2,781,215
Linde AG	18,140	3,123,647
SAP AG	86,296	6,111,404
Siemens AG	45,892	4,576,933
Symrise AG	44,084	1,492,731

		27,090,647

Hong Kong — 3.2%
Cheung Kong Holdings Ltd.	322,000	4,704,008
CNOOC Ltd.	1,625,000	3,299,302
Hang Lung Properties Ltd.	1,114,000	3,793,036

		11,796,346

Indonesia — 0.7%
Astra International Tbk PT	3,255,000	2,508,834

Israel — 1.0%
Teva Pharmaceutical Industries Ltd., ADR	94,220	3,901,650

Japan — 14.5%
Canon, Inc.	104,750	3,362,234
Daikin Industries Ltd.	79,400	2,053,608

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
East Japan Railway Co.	26,800	$1,773,224
FANUC Corp.	21,400	3,444,509
Honda Motor Co. Ltd.	139,700	4,317,477
Japan Tobacco, Inc.	140,000	4,190,725
Komatsu Ltd.	170,500	3,341,785
Kubota Corp.	374,000	3,774,526
Makita Corp.	75,500	2,922,522
Mitsubishi Corp.	181,900	3,294,730
Murata Manufacturing Co. Ltd.	33,600	1,788,748
Nidec Corp.	34,800	2,542,074
Omron Corp.	74,700	1,435,479
Shin-Etsu Chemical Co. Ltd.	60,000	3,371,945
SMC Corp.	16,623	2,675,201
Sumitomo Corp.	248,200	3,338,939
Toyota Motor Corp.	129,100	5,061,924
Yahoo! Japan Corp.	3,345	1,272,610

		53,962,260

Mexico — 0.5%
America Movil SAB de CV (Class L Stock), ADR	70,900	1,803,696

Netherlands — 1.9%
Akzo Nobel NV	59,450	3,360,669
ING Groep NV, CVA*	457,597	3,615,827

		6,976,496

South Korea — 1.7%
Hyundai Mobis	7,600	2,112,839
Samsung Electronics Co. Ltd., GDR	6,890	4,172,094

		6,284,933

Spain — 0.5%
Banco Bilbao Vizcaya Argentaria SA	251,050	1,972,126

Sweden — 0.9%
Atlas Copco AB (Class A Stock)	148,590	3,467,733

Switzerland — 10.8%
ABB Ltd.*	149,997	2,813,341
Compagnie Financiere Richemont SA (Class A Stock)	49,090	2,943,834
Credit Suisse Group AG*	127,370	2,699,079
Holcim Ltd.*	43,434	2,766,291
Nestle SA	136,847	8,628,418
Novartis AG	98,652	6,036,600
Roche Holding AG	36,400	6,800,085
SGS SA	1,193	2,450,692
Zurich Financial Services AG*	20,695	5,153,396

		40,291,736

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	244,114	3,861,883

United Kingdom — 28.6%
Barclays PLC	1,096,040	3,802,609
BG Group PLC	390,456	7,881,376
BHP Billiton PLC	87,800	2,729,262
British American Tobacco PLC	98,527	5,058,643
Burberry Group PLC	209,366	3,384,232
Centrica PLC	687,084	3,636,962
GlaxoSmithKline PLC	231,392	5,333,894
HSBC Holdings PLC	891,391	8,289,635
ICAP PLC	300,866	1,560,032

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Imperial Tobacco Group PLC	106,190	$3,930,232
Man Group PLC	593,709	789,509
Marks & Spencer Group PLC	488,790	2,816,223
Meggitt PLC	404,090	2,576,827
Prudential PLC	411,382	5,324,377
Rio Tinto PLC	71,466	3,329,394
Royal Dutch Shell PLC (Class A Stock)	300,254	10,379,132
Standard Chartered PLC	345,308	7,806,469
Tesco PLC	717,703	3,847,714
Tullow Oil PLC	155,795	3,446,625
Unilever PLC	127,999	4,654,735
Vodafone Group PLC	2,883,060	8,182,179
WPP PLC	305,272	4,148,213
Xstrata PLC	236,918	3,663,168

		106,571,442

TOTAL COMMON STOCKS (cost $342,838,207)		346,800,023

PREFERRED STOCKS — 2.1%
Germany
Henkel AG & Co. KGaA (PRFC)	39,165	3,114,860
Volkswagen AG (PRFC)	26,095	4,760,062

TOTAL PREFERRED STOCKS (cost $6,443,314)		7,874,922

TOTAL LONG-TERM INVESTMENTS (cost $349,281,521)		354,674,945

	Shares	Value
SHORT-TERM INVESTMENT — 4.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $17,965,221; includes $2,974,353 of cash collateral for securities on loan)(b)(w)	17,965,221	$17,965,221

TOTAL INVESTMENTS — 100.1% (cost $367,246,742)		372,640,166
Liabilities in excess of other assets — (0.1)%		(379,845)

NET ASSETS — 100.0%		$372,260,321

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
GDR	Global Depositary Receipt
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,940,891; cash collateral of $2,974,353 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on last business day of the reporting period. Collateral was subsequently received on the following business day and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST J.P. MORGAN INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$8,390,578	$—
Belgium	6,332,314	—	—
Canada	22	—	—
Cayman Islands	—	1,684,259	—
China	—	10,646,271	—
France	49,256,797	—	—
Germany	27,090,647	—	—
Hong Kong	—	11,796,346	—
Indonesia	—	2,508,834	—
Israel	3,901,650	—	—
Japan	—	53,962,260	—
Mexico	1,803,696	—	—
Netherlands	6,976,496	—	—
South Korea	4,172,094	2,112,839	—
Spain	1,972,126	—	—
Sweden	3,467,733	—	—
Switzerland	40,291,736	—	—
Taiwan	3,861,883	—	—
United Kingdom	98,281,807	8,289,635	—
Preferred Stocks:
Germany	7,874,922	—	—
Affiliated Money Market Mutual Fund	17,965,221	—	—

Total	$273,249,144	$99,391,022	$—

Fair value of Level 2 investments at 12/31/11 was $0. An amount of $70,685,618 was transferred from Level 1 into Level 2 at 9/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 were as follows:

Financials	18.9%
Consumer Discretionary	14.7
Industrials	12.1
Consumer Staples	10.6
Materials	10.3
Energy	9.7
Healthcare	9.4

Information Technology	5.9%
Affiliated Money Market Mutual Fund (0.8% represents investments purchased with collateral from securities on loan)	4.8
Telecommunications Service	2.7
Utilities	1.0

100.1
Liabilities in excess of other assets	(0.1)

100.0%

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 87.9%
COMMON STOCKS — 44.9%
Advertising — 0.1%
WPP PLC (United Kingdom)	122,795	$1,668,610

Aerospace & Defense — 0.4%
European Aeronautic Defence and Space Co. (Netherlands)	32,179	1,019,938
Meggitt PLC (United Kingdom)	111,990	714,145
Raytheon Co.	12,600	720,216
TransDigm Group, Inc.*	12,100	1,716,627
United Technologies Corp.	93,405	7,312,678

		11,483,604

Agriculture — 0.9%
Altria Group, Inc.	12,174	406,490
Archer-Daniels-Midland Co.	100,258	2,725,013
British American Tobacco PLC (United Kingdom)	107,505	5,519,598
Chaoda Modern Agriculture Holdings Ltd. (Cayman Islands)*	828,000	—
GrainCorp Ltd. (Australia)	32,840	305,448
Imperial Tobacco Group PLC (United Kingdom)	59,893	2,216,719
Japan Tobacco, Inc. (Japan)	154,900	4,636,737
Kernel Holding SA (Ukraine)*	12,028	244,040
KT&G Corp. (South Korea)	5,150	392,474
Philip Morris International, Inc.	75,011	6,746,489
Reynolds American, Inc.	14,408	624,443
Swedish Match AB (Sweden)	4,386	177,342

		23,994,793

Airlines — 0.1%
Delta Air Lines, Inc.*	66,300	607,308
Japan Airlines Co. Ltd. (Japan)	24,200	1,131,855
Turk Hava Yollari (Turkey)*	97,100	203,141

		1,942,304

Apparel — 0.3%
Burberry Group PLC (United Kingdom)	75,110	1,214,093
Coach, Inc.	24,620	1,379,213
Hanesbrands, Inc.*	25,700	819,316
NIKE, Inc. (Class B Stock)	1,616	153,375
Pou Chen Corp. (Taiwan)	214,000	218,158
VF Corp.	22,486	3,583,369
Wolverine World Wide, Inc.	26,100	1,158,057

		8,525,581

Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.(a)	72,200	1,452,664
BorgWarner, Inc.*(a)	17,441	1,205,348
Bridgestone Corp. (Japan)	33,100	767,663
Continental AG (Germany)	9,564	936,514
Hyundai Mobis (South Korea)	1,950	542,110
Johnson Controls, Inc.	159,674	4,375,067
Lear Corp.	3,077	116,280
TRW Automotive Holdings Corp.*	7,427	324,634

		9,720,280

Automobile Manufacturers — 0.7%
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	324,000	376,501
General Motors Co.*(a)	204,058	4,642,320
General Motors Corp. Escrow Shares*	110,000	—

	Shares	Value
COMMON STOCKS (Continued)
Automobile Manufacturers (cont’d.)
Great Wall Motor Co. Ltd. (China) (Class H Stock)	142,500	$373,864
Honda Motor Co. Ltd. (Japan)	102,300	3,161,618
Hyundai Motor Co. (South Korea)	5,250	1,184,175
Kia Motors Corp. (South Korea)	8,850	549,880
Nissan Motor Co. Ltd. (Japan)	167,300	1,423,840
PACCAR, Inc.	88,018	3,522,921
Tata Motors Ltd. (India), ADR	27,000	693,360
Tesla Motors, Inc.*(a)	33,100	969,168
Toyota Motor Corp. (Japan)	48,900	1,917,335
UMW Holdings Bhd (Malaysia)	116,100	379,176

		19,194,158

Banks — 1.0%
Australia & New Zealand Banking Group Ltd. (Australia)	74,018	1,891,577
Capital One Financial Corp.	68,304	3,894,011
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	999,000	471,038
China Minsheng Banking Corp. Ltd. (China) (Class H Stock)	661,500	519,204
City National Corp.(a)	19,700	1,014,747
Comerica, Inc.	6,108	189,653
Compartamos SAB de CV (Mexico)	234,000	273,963
Cullen/Frost Bankers, Inc.	8,000	459,440
Fifth Third Bancorp	14,832	230,044
First Horizon National Corp.	7,743	74,565
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	116,200	656,752
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	3,905,475	2,291,656
Kasikornbank PCL (Thailand)	91,100	538,848
Krung Thai Bank PCL (Thailand), (NVDR)	662,500	392,886
Mitsubishi UFJ Financial Group, Inc. (Japan)	496,900	2,325,270
Mizuho Financial Group, Inc. (Japan)	282,200	458,021
Northern Trust Corp.	10,400	482,716
OTP Bank PLC (Hungary)	12,300	215,918
PNC Financial Services Group, Inc.	8,437	532,375
Regions Financial Corp.	11,101	80,038
Sberbank of Russia (Russia), ADR	76,300	888,895
Standard Chartered PLC (United Kingdom), (SGX)	178,916	4,044,801
Standard Chartered PLC (United Kingdom), (XHKG)	17,600	403,969
Swedbank AB (Sweden) (Class A Stock)	77,206	1,450,375
Thanachart Capital PCL (Thailand)	198,100	242,425
Turkiye Garanti Bankasi A/S (Turkey)	143,600	599,249
Turkiye Halk Bankasi A/S (Turkey)	42,000	327,166
Turkiye Is Bankasi (Turkey) (Class C Stock)	180,200	565,491
Zions Bancorporation	8,227	169,929

		25,685,022

Beverages — 0.6%
Anheuser-Busch InBev NV (Belgium)	27,755	2,360,056
Carlsberg A/S (Denmark) (Class B Stock)	8,450	748,651
Coca-Cola Co. (The)	89,227	3,384,380
Coca-Cola Enterprises, Inc.	30,613	957,269
Constellation Brands, Inc. (Class A Stock)*	21,486	695,072
Diageo PLC (United Kingdom)	6,779	190,419
Diageo PLC (United Kingdom), ADR	11,700	1,318,941

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Beverages (cont’d.)
Dr. Pepper Snapple Group, Inc.	24,847	$1,106,437
PepsiCo, Inc.	33,067	2,340,152
Pernod-Ricard SA (France)	12,630	1,417,057
SABMiller PLC (United Kingdom)	43,964	1,931,017

		16,449,451

Biotechnology — 0.7%
Aegerion Pharmaceuticals, Inc.*	36,000	533,520
Alexion Pharmaceuticals, Inc.*	13,000	1,487,200
Amgen, Inc.	26,284	2,216,267
Biogen Idec, Inc.*	47,806	7,134,089
Celgene Corp.*	29,712	2,269,997
Dendreon Corp.*	10,891	52,604
Gilead Sciences, Inc.*	15,000	994,950
Regeneron Pharmaceuticals, Inc.*(a)	6,000	915,960
Vertex Pharmaceuticals, Inc.*	40,996	2,293,726

		17,898,313

Building Materials — 0.3%
China Shanshui Cement Group Ltd. (China)	333,000	214,995
Daikin Industries Ltd. (Japan)	26,500	685,398
Fortune Brands Home & Security, Inc.*	43,400	1,172,234
Holcim Ltd. (Switzerland)*	15,300	974,450
Imerys SA (France)	12,225	717,306
Lafarge SA (France)	24,427	1,315,551
Martin Marietta Materials, Inc.	13,500	1,118,745
Masco Corp.	83,083	1,250,399
U.S. Concrete, Inc.*	15,317	99,254

		7,548,332

Chemicals — 1.2%
Air Products & Chemicals, Inc.	61,082	5,051,482
Akzo Nobel NV (Netherlands)	12,530	708,313
Albemarle Corp.	25,400	1,338,072
BASF SE (Germany)	21,906	1,848,067
Bayer AG (Germany)	63,421	5,446,588
CF Industries Holdings, Inc.	1,987	441,591
Dongyue Group (China)	381,000	167,813
Dow Chemical Co. (The)	7,070	204,747
E.I. du Pont de Nemours & Co.	57,620	2,896,557
FMC Corp.	31,500	1,744,470
Georgia Gulf Corp.	30,338	1,098,843

Linde AG (Germany)	8,148	1,403,058
LyondellBasell Industries NV (Netherlands) (Class A Stock)	10,500	542,430
Mosaic Co. (The)	5,560	320,312
Potash Corp. of Saskatchewan, Inc. (Canada)	3,670	159,351
PPG Industries, Inc.	20,409	2,343,770
Sherwin-Williams Co. (The)	20,800	3,097,328
Shin-Etsu Chemical Co. Ltd. (Japan)	22,300	1,253,239
Solvay SA (Belgium)	13,699	1,585,407
Symrise AG (Germany)	17,224	583,223
Syngenta AG (Switzerland)	662	247,414

		32,482,075

Coal — 0.1%
China Shenhua Energy Co. Ltd. (China) (Class H Stock)	450,500	1,740,778
Exxaro Resources Ltd. (South Africa)	23,600	456,348

	Shares	Value
COMMON STOCKS (Continued)
Coal (cont’d.)
Peabody Energy Corp.	22,374	$498,717

		2,695,843

Commercial Banks — 0.8%
Banco Bilbao Vizcaya Argentaria SA (Spain)	91,851	721,536
Bank of America Corp.	656,988	5,801,204
Barclays PLC (United Kingdom)	345,455	1,198,524
China Construction Bank Corp. (China) (Class H Stock)	2,901,000	2,000,792
Huntington Bancshares, Inc.	12,821	88,465
M&T Bank Corp.	38,510	3,664,612
Sumitomo Mitsui Financial Group, Inc. (Japan)	66,400	2,068,904
SVB Financial Group*	3,938	238,091
U.S. Bancorp	131,340	4,504,962

		20,287,090

Commercial Services — 0.7%
Equifax, Inc.	31,500	1,467,270
Experian PLC (United Kingdom)	100,853	1,675,808
Genpact Ltd. (Bermuda)	12,449	207,649
H&R Block, Inc.	63,000	1,091,790
Lender Processing Services, Inc.	105,690	2,947,694
Moody’s Corp.(a)	39,800	1,757,966
Obrascon Huarte Lain Brasil SA (Brazil)	17,100	155,796
RR Donnelley & Sons Co.(a)	98,430	1,043,358
ServiceSource International, Inc.*(a)	53,900	553,014
SGS SA (Switzerland)	444	912,077
Sodexo (France)	25,973	1,955,535
Visa, Inc. (Class A Stock)	26,230	3,522,164

		17,290,121

Computers — 1.9%
Apple, Inc.	52,518	35,043,160
Asustek Computer, Inc. (Taiwan)	50,000	541,270
Brocade Communications Systems, Inc.*	155,700	920,966
Chicony Electronics Co. Ltd. (Taiwan)	143,865	337,455
Cognizant Technology Solutions Corp. (Class A Stock)*	19,402	1,356,588
Compal Electronics, Inc. (Taiwan)	276,000	247,330
Diebold, Inc.	13,900	468,569
EMC Corp.*	143,195	3,904,928
Fujitsu Ltd. (Japan)	291,000	1,092,479
Gemalto NV (Netherlands)	6,306	554,686
Hewlett-Packard Co.	57,602	982,690
Infosys Ltd. (India), ADR	15,650	759,651
International Business Machines Corp.	15,350	3,184,357
Lenovo Group Ltd. (China)	774,000	638,086
Lite-On Technology Corp. (Taiwan)	210,045	270,541
NetApp, Inc.*	6,257	205,730
SanDisk Corp.*	3,724	161,733
Wistron Corp. (Taiwan)	266,800	319,463

		50,989,682

Construction & Engineering — 0.2%
ABB Ltd. (Switzerland)*	66,900	1,254,775
Fluor Corp.	65,555	3,689,436
URS Corp.	7,500	264,825

		5,209,036

Containers & Packaging — 0.1%
Bemis Co., Inc.	48,100	1,513,707

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Containers & Packaging (cont’d.)
Crown Holdings, Inc.*	13,767	$505,937
Rock-Tenn Co. (Class A Stock)	26,462	1,910,027

		3,929,671

Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	9,109	976,667
Estee Lauder Cos., Inc. (The) (Class A Stock)	1,475	90,816
L’Oreal SA (France)	3,245	401,403
Procter & Gamble Co. (The)	84,418	5,855,232

		7,324,118

Distribution/Wholesale — 0.4%
Digital China Holdings Ltd. (Hong Kong)	117,000	185,678
Genuine Parts Co.(a)	28,300	1,727,149
Marubeni Corp. (Japan)	165,000	1,048,989
Mitsubishi Corp. (Japan)	61,200	1,108,507
Mitsui & Co. Ltd. (Japan)	75,500	1,059,240
Somerset Cayuga Holdings Co.*	1,372	19,894
Sumitomo Corp. (Japan)	85,100	1,144,818
W.W. Grainger, Inc.	11,154	2,324,159
Watsco, Inc.(a)	17,600	1,333,904

		9,952,338

Diversified Financial Services — 1.5%
African Bank Investments Ltd. (South Africa).	120,300	477,702
Air Lease Corp.*(a)	70,000	1,428,000
American Express Co.	59,383	3,376,518
Ameriprise Financial, Inc.	79,492	4,506,401
BS Financial Group, Inc. (South Korea)	31,550	338,897
Capmark Financial Group, Inc.*	30,406	796,637
Charles Schwab Corp. (The)	125,600	1,606,424
CME Group, Inc.	74,501	4,268,907
Deutsche Boerse AG (Germany)	26,141	1,446,660
Discover Financial Services	82,480	3,276,930
Goldman Sachs Group, Inc. (The)	35,573	4,043,939
Housing Development Finance Corp. (India)	54,700	801,299
ICAP PLC (United Kingdom)	141,599	734,210
IntercontinentalExchange, Inc.*	6,419	856,359
Legg Mason, Inc.	60,800	1,500,544
Man Group PLC (United Kingdom)	199,100	264,761
MasterCard, Inc. (Class A Stock)	8,074	3,645,250
Morgan Stanley	53,858	901,583
ORIX Corp. (Japan)	11,060	1,107,766
T. Rowe Price Group, Inc.	22,930	1,451,469
TD Ameritrade Holding Corp.(a)	58,964	906,277
Woori Finance Holdings Co. Ltd. (South Korea)	47,700	469,455

		38,205,988

Diversified Machinery — 0.1%
AGCO Corp.*	2,239	106,308
Deere & Co.	1,444	119,116
FANUC Corp. (Japan)	7,000	1,126,709
Flowserve Corp.	1,966	251,137
Kubota Corp. (Japan)	139,000	1,402,832
Weir Group PLC (The) (United Kingdom)	5,359	152,998

		3,159,100

Diversified Manufacturing — 0.5%
Carlisle Cos., Inc.	85,190	4,423,065
Dover Corp.	21,300	1,267,137

	Shares		Value
COMMON STOCKS (Continued)
Diversified Manufacturing (cont’d.)
Illinois Tool Works, Inc.	18,000		$1,070,460
Pall Corp.	38,240		2,427,858
Siemens AG (Germany)	31,120		3,103,682
SPX Corp.	18,591		1,216,038

			13,508,240

Electric — 0.7%
AES Corp. (The)*	108,221		1,187,184
Ameren Corp.	2,610		85,269
American Electric Power Co., Inc.	30,932		1,359,152
Cia Energetica de Minas Gerais (Brazil), ADR	41,862		507,367
Consolidated Edison, Inc.	1,594		95,465
DTE Energy Co.	13,768		825,254
Duke Energy Corp.	1	(t)	47
E.ON AG (Germany)	58,891		1,397,392
Entergy Corp.	2,052		142,204
FirstEnergy Corp.	3,469		152,983
NextEra Energy, Inc.	69,852		4,912,691
Northeast Utilities	46,500		1,777,695
NV Energy, Inc.	79,648		1,434,460
PG&E Corp.	94,198		4,019,429
Public Service Enterprise Group, Inc.	5,718		184,005
Southern Co. (The)	32,900		1,516,361

			19,596,958

Electronic Components & Equipment — 0.8%
Cooper Industries PLC (Ireland)	28,900		2,169,234
Emerson Electric Co.	108,617		5,242,943
Energizer Holdings, Inc.	25,901		1,932,473
Hitachi Ltd. (Japan)	292,000		1,621,509
Mitsubishi Electric Corp. (Japan)	199,000		1,466,799
Nidec Corp. (Japan)	12,500		913,101
Schneider Electric SA (France)	48,728		2,883,867
TE Connectivity Ltd. (Switzerland)	8,730		296,907
Tyco International Ltd. (Switzerland)	93,393		5,254,290

			21,781,123

Electronics — 0.5%
Agilent Technologies, Inc.	40,100		1,541,845
Anritsu Corp. (Japan)	41,000		532,818
Hon Hai Precision Industry Co. Ltd. (Taiwan) (Class S Stock)	341,046		2,140,746
Honeywell International, Inc.	80,445		4,806,588
Itron, Inc.*	34,650		1,495,148
Mettler-Toledo International, Inc.*	754		128,738
Murata Manufacturing Co. Ltd. (Japan)	14,500		771,930
Omron Corp. (Japan)	22,900		440,060
Radiant Opto-Electronics Corp. (Taiwan)	83,430		360,594
TPK Holding Co. Ltd. (Taiwan)	15,000		196,051

			12,414,518

Entertainment — 0.1%
Bally Technologies, Inc.*(a)	46,070		2,275,397
William Hill PLC (United Kingdom)	50,397		257,816

			2,533,213

Financial – Bank & Trust — 1.5%
BNP Paribas SA (France)	21,020		998,894
CIT Group, Inc.*	5,519		217,393
Citigroup, Inc.	172,172		5,633,468
Credit Suisse Group AG (Switzerland)*	44,940		952,317

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)
HSBC Holdings PLC (United Kingdom), (QMTF)	418,705	$3,876,234
HSBC Holdings PLC (United Kingdom), (XHKG)	300,800	2,797,338
Societe Generale SA (France)*	21,872	621,156
State Street Corp.	23,260	975,989
SunTrust Banks, Inc.	82,377	2,328,798
Wells Fargo & Co.	596,515	20,597,662

		38,999,249

Food — 1.1%
Campbell Soup Co.	47,433	1,651,617
Charoen Pokphand Foods PCL (Thailand), NVDR	506,000	549,938
ConAgra Foods, Inc.	119,208	3,288,949
Dean Foods Co.*	71,400	1,167,390
General Mills, Inc.	39,510	1,574,473
Kellogg Co.	4,955	255,975
Kraft Foods Group, Inc.*	34,145	1,524,574
Kraft Foods, Inc. (Class A Stock)	68,784	2,844,219
Kroger Co. (The)	80,410	1,892,851
M Dias Branco SA (Brazil)	6,900	226,103
Nestle SA (Switzerland)	91,827	5,789,836
Nutreco NV (Netherlands)	9,046	670,040
Tesco PLC (United Kingdom)	288,325	1,545,754
Thai Union Frozen Products PCL (Thailand), NVDR	111,800	265,649
Tiger Brands Ltd. (South Africa)	17,950	589,031
Unilever NV (Netherlands), CVA	85,394	3,021,019
Unilever PLC (United Kingdom)	54,452	1,980,169

		28,837,587

Forest Products & Paper — 0.1%
Abitibi Escrow Shares	996,000	2,490
MeadWestvaco Corp.	58,100	1,777,860
Resolute Forest Products*	4,153	53,989
Stora Enso Oyj (Finland) (Class R Stock)	101,218	628,759
UPM-Kymmene Oyj (Finland)	61,254	692,293

		3,155,391

Gas — 0.5%
AGL Resources, Inc.	4,558	186,468
Atmos Energy Corp.	30,000	1,073,700
CenterPoint Energy, Inc.	69,122	1,472,299
Centrica PLC (United Kingdom)	571,651	3,025,937
National Grid PLC (United Kingdom)	17,378	191,664
NiSource, Inc.	29,367	748,271
Perusahaan Gas Negara PT (Indonesia)	3,361,000	1,444,575
Sempra Energy	55,400	3,572,746
UGI Corp.	21,300	676,275

		12,391,935

Hand/Machine Tools — 0.1%
Makita Corp. (Japan)	17,900	692,889
SMC Corp. (Japan)	7,774	1,251,098

		1,943,987

Healthcare Products — 0.4%
CareFusion Corp.*	63,688	1,808,102
Covidien PLC (Ireland)	99,347	5,903,199
Hengan International Group Co. Ltd. (Cayman Islands)	65,000	612,364

	Shares		Value
COMMON STOCKS (Continued)
Healthcare Products (cont’d.)
Herbalife Ltd. (Cayman Islands)	13,800		$654,120
Hologic, Inc.*	59,210		1,198,410
Stryker Corp.	5,869		326,669

			10,502,864

Healthcare Services — 0.6%
Fresenius Medical Care AG & Co. KGaA (Germany)	11,960		876,966
Humana, Inc.	61,575		4,319,486
National Healthcare Corp.	30,410		1,451,773
UnitedHealth Group, Inc.	150,810		8,356,382

			15,004,607

Holding Companies – Diversified — 0.2%
AVI Ltd. (South Africa)	42,100		302,282
Hutchison Whampoa Ltd. (Hong Kong)	159,000		1,533,359
Imperial Holdings Ltd. (South Africa)	25,000		563,228
Jardine Matheson Holdings Ltd. (Bermuda)	9,144		520,294
LVMH Moet Hennessy Louis Vuitton SA (France)	11,432		1,718,811
National Bank Holdings Corp.*	16,900		328,874
Wharf Holdings Ltd. (The) (Hong Kong)	132,000		912,754

			5,879,602

Home Builders — 0.2%
Berkeley Group Holdings PLC (United Kingdom)*	19,258		437,237
Lennar Corp. (Class A Stock)(a)	19,270		670,018
MRV Engenharia e Participacoes SA (Brazil)	47,200		279,626
NVR, Inc.*	806		680,667
Persimmon PLC (United Kingdom)	44,771		548,368
Pulte Group, Inc.*(a)	59,727		925,768
Ryland Group, Inc. (The)(a)	6,890		206,700
Thor Industries, Inc.	31,700		1,151,344

			4,899,728

Home Furnishings
Arcelik A/S (Turkey)	60,800		323,410
Skyworth Digital Holdings Ltd. (Hong Kong)	592,000		279,989

			603,399

Household Products/Wares
ACCO Brands Corp.*	—	(t)	3
Clorox Co. (The)	5,531		398,509
Jarden Corp.	4,000		211,360
Turk Sise ve Cam Fabrikalari A/S (Turkey)	173,478		240,345

			850,217

Industrial Products — 0.1%
Ingersoll-Rand PLC (Ireland)	32,130		1,440,067

Insurance — 2.2%
ACE Ltd. (Switzerland)	94,242		7,124,695
Aegon NV (Netherlands)	32,014		166,410
Alleghany Corp.*	5,973		2,060,327
Allianz SE (Germany)	24,900		2,962,671
Allied World Assurance Co. Holdings AG (Switzerland)	10,800		834,300
Allstate Corp. (The)	47,010		1,862,066
American International Group, Inc.*	101,000		3,311,790
AmTrust Financial Services, Inc.	29,150		746,823
AXA SA (France)	85,310		1,270,584

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
AXIS Capital Holdings Ltd. (Bermuda)	38,899	$1,358,353
Berkshire Hathaway, Inc. (Class A Stock)*	19	2,521,300
Berkshire Hathaway, Inc. (Class B Stock)*	1,796	158,407
Dai-ichi Life Insurance Co. Ltd. (The) (Japan)	747	844,917
Endurance Specialty Holdings Ltd. (Bermuda)	24,500	943,250
Everest Re Group Ltd. (Bermuda)	10,745	1,149,285
Hartford Financial Services Group, Inc. (The)	79,872	1,552,712
ING Groep NV (Netherlands), CVA*	167,707	1,325,182
Legal & General Group PLC (United Kingdom)	99,339	211,585
Loews Corp.	100,600	4,150,756
MetLife, Inc.	152,874	5,268,038
Muenchener Rueckversicherungs AG (Germany)	1,413	220,617
Old Republic International Corp.	77,400	719,820
OneBeacon Insurance Group Ltd. (Bermuda) (Class A Stock)	34,725	466,704
PartnerRe Ltd. (Bermuda)	3,000	222,840
Ping An Insurance Group Co. (China) (Class H Stock)	205,500	1,537,491
Prudential PLC (United Kingdom)	325,440	4,212,059
Standard Life PLC (United Kingdom)	89,979	396,229
Swiss Re AG (Switzerland)*	33,412	2,147,534
Travelers Cos., Inc. (The)	40,700	2,778,182
Unum Group	71,000	1,364,620
Validus Holdings Ltd. (Bermuda)	9,200	311,972
W.R. Berkley Corp.	16,300	611,087
XL Group PLC (Ireland)	15,099	362,829
Zurich Insurance Group AG (Switzerland)*	9,081	2,261,318

		57,436,753

Internet Software & Services — 1.2%
Amazon.com, Inc.*	23,772	6,045,696
eBay, Inc.*	18,045	873,559
Expedia, Inc.	74,022	4,281,433
F5 Networks, Inc.*	17,400	1,821,780
Facebook, Inc. (Class A Stock)*	1,664	36,026
Google, Inc. (Class A Stock)*	13,213	9,969,209
LinkedIn Corp. (Class A Stock)*	10,949	1,318,259
NetEase, Inc. (China), ADR*	7,900	443,506
Opentable, Inc.*(a)	30,100	1,252,160
Priceline.com, Inc.*	1,900	1,175,587
Rackspace Hosting, Inc.*(a)	18,560	1,226,630
Splunk, Inc.*(a)	26,800	984,096
TIBCO Software, Inc.*	38,800	1,172,924
Yahoo Japan Corp. (Japan)	1,771	673,779
Zynga, Inc. (Class A Stock)*	155,378	441,273

		31,715,917

Investment Company — 0.1%
Invesco Ltd. (Bermuda)	149,147	3,727,183

Iron/Steel
Eregli Demir ve Celik Fabrikalari TAS (Turkey)	180,700	222,199
Kumba Iron Ore Ltd. (South Africa)	6,650	401,828

		624,027

	Shares	Value
COMMON STOCKS (Continued)
Leisure Time — 0.2%
Bajaj Auto Ltd. (India)	16,700	$578,935
Carnival Corp. (Panama)	25,333	923,135
Harley-Davidson, Inc.	32,960	1,396,515
Royal Caribbean Cruises Ltd. (Liberia)	82,014	2,477,643

		5,376,228

Lodging — 0.4%
Accor SA (France)	31,060	1,035,959
City Developments Ltd. (Singapore)	30,000	285,544
InterContinental Hotels Group PLC (United Kingdom)	95,541	2,499,337
Kangwon Land, Inc. (South Korea)	16,500	369,964
Las Vegas Sands Corp.	34,000	1,576,580
Marriott International, Inc. (Class A Stock)(a)	35,300	1,380,230
Sands China Ltd. (Cayman Islands)	471,600	1,746,040
SJM Holdings Ltd. (Hong Kong)	200,000	432,185
Wyndham Worldwide Corp.	17,720	929,946

		10,255,785

Machinery–Construction & Mining — 0.1%
Atlas Copco AB (Sweden) (Class A Stock)	54,785	1,278,550
Komatsu Ltd. (Japan)	57,500	1,126,995

		2,405,545

Media — 1.5%
Belo Corp. (Class A Stock)	98,920	774,544
CBS Corp. (Class B Stock)	169,503	6,158,044
Clear Channel Outdoor Holdings, Inc. (Class A Stock)*	48,100	287,638
Comcast Corp. (Class A Stock)	143,914	5,147,804
DIRECTV*	56,343	2,955,754
Discovery Communications, Inc. (Class A Stock)*	4,953	295,347
DISH Network Corp. (Class A Stock)	16,977	519,666
Entercom Communications Corp. (Class A Stock)*(a)	90,200	618,772
FactSet Research Systems, Inc.(a)	16,000	1,542,720
Gannett Co., Inc.(a)	28,900	512,975
Nielsen Holdings NV*	44,000	1,319,120
Pearson PLC (United Kingdom)	79,548	1,554,299
Time Warner Cable, Inc.	39,992	3,801,639
Time Warner, Inc.	252,112	11,428,237
Viacom, Inc. (Class B Stock)	13,360	715,962
Walt Disney Co. (The)	40,850	2,135,638
Washington Post Co. (The) (Class B Stock)(a)	1,865	677,051

		40,445,210

Metals & Mining — 0.7%
Alcoa, Inc.	191,716	1,696,687
BHP Billiton Ltd. (Australia)	78,362	2,677,542
Compass Minerals International, Inc.	5,800	432,622
First Quantum Minerals Ltd. (Canada)	78,990	1,683,288
Freeport-McMoRan Copper & Gold, Inc.	68,214	2,699,910
KGHM Polska Miedz SA (Poland)	13,250	630,726
Koza Altin Isletmeleri A/S (Turkey)	14,900	320,011
Mining & Metallurgical Co. Norilsk Nickel OJSC (Russia), ADR	33,850	535,168
Rio Tinto Ltd. (Australia)	13,266	728,665
Rio Tinto PLC (United Kingdom)	94,567	4,405,604
Walter Energy, Inc.	7,148	232,024

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
Xstrata PLC (United Kingdom)	79,300	$1,226,117

		17,268,364

Office Equipment — 0.1%
Canon, Inc. (Japan)	83,400	2,676,948

Oil & Gas — 3.2%
Anadarko Petroleum Corp.	19,673	1,375,536
BG Group PLC (United Kingdom)	269,559	5,441,063
Chevron Corp.	38,693	4,510,057
CNOOC Ltd. (China)	1,548,000	3,142,966
Concho Resources, Inc.*	23,830	2,257,892
ConocoPhillips	5,200	297,336
Devon Energy Corp.	66,100	3,999,050
Dragon Oil PLC (Ireland)	54,700	534,395
Energen Corp.	42,400	2,222,184
Eni SpA (Italy)	9,025	197,391
Ensco PLC (United Kingdom) (Class A Stock)	23,917	1,304,912
EOG Resources, Inc.	34,189	3,830,878
Exxon Mobil Corp.	152,003	13,900,674
Hollyfrontier Corp.	10,046	414,598
JX Holdings, Inc. (Japan)	149,000	813,924
KazMunaiGas Exploration Production (Kazakhstan), GDR	18,900	341,489
Laredo Petroleum Holdings, Inc.*	30,800	676,984
Lukoil OAO (Russia), ADR	14,750	907,715
Marathon Oil Corp.	8,300	245,431
Marathon Petroleum Corp.	10,965	598,579
Occidental Petroleum Corp.	102,800	8,846,968
Oil & Natural Gas Corp. Ltd. (India)*	102,500	545,430
PetroChina Co. Ltd. (China) (Class H Stock)	694,000	897,220
Petroleo Brasileiro SA (Brazil), ADR	26,400	582,648
Phillips 66	56,647	2,626,721
Pioneer Natural Resources Co.	18,871	1,970,132
PTT PCL (Thailand)	66,300	708,665
QEP Resources, Inc.	33,400	1,057,444
Range Resources Corp.	18,300	1,278,621
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XEQT)	229,431	7,930,933
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XLON)	23,263	804,647
SK Innovation Co. Ltd. (South Korea)	2,000	300,513
Southwestern Energy Co.*(a)	43,949	1,528,546
Tatneft (Russia), ADR	17,200	712,080
Total SA (France)	58,540	2,903,755
Tullow Oil PLC (United Kingdom)	124,414	2,752,388
Valero Energy Corp.	41,337	1,309,556
Western Refining, Inc.(a)	18,300	479,094

		84,248,415

Oil & Gas Services — 0.5%
Baker Hughes, Inc.	4,710	213,033
Cameron International Corp.*	41,521	2,328,082
Dril-Quip, Inc.*(a)	16,810	1,208,303
Halliburton Co.	22,992	774,600
National Oilwell Varco, Inc.	26,908	2,155,600
Petrofac Ltd. (United Kingdom)	36,254	933,763
Schlumberger Ltd. (Netherlands)	53,954	3,902,493
Technip SA (France)	11,740	1,305,132

		12,821,006

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals — 3.1%
Abbott Laboratories	62,551	$4,288,496
Allergan, Inc.	30,968	2,836,049
AmerisourceBergen Corp.	33,090	1,280,914
Bristol-Myers Squibb Co.	33,700	1,137,375
Cardinal Health, Inc.	25,740	1,003,088
Eli Lilly & Co.	10,329	489,698
Endo Health Solutions, Inc.*	7,600	241,072
GlaxoSmithKline PLC (United Kingdom)	231,824	5,343,852
Johnson & Johnson(a)	89,398	6,160,417
McKesson Corp.	49,830	4,286,875
Mead Johnson Nutrition Co.	15,200	1,113,856
Merck & Co., Inc.	293,190	13,222,869
Mylan, Inc.*	36,532	891,380
Novartis AG (Switzerland)	37,542	2,297,227
Novo Nordisk A/S (Denmark)	7,300	1,152,013
Novo Nordisk A/S (Denmark) (Class B Stock)	13,828	2,184,497
Onyx Pharmaceuticals, Inc.*	13,891	1,173,790
Pfizer, Inc.	542,764	13,487,685
Roche Holding AG (Switzerland)	22,090	4,126,755
Sanofi (France)	35,533	3,029,652
Shire PLC (United Kingdom)	48,068	1,408,034
Teva Pharmaceutical Industries Ltd. (Israel)	6,809	276,322
Teva Pharmaceutical Industries Ltd. (Israel), ADR	51,862	2,147,605
Valeant Pharmaceuticals International, Inc. (Canada)*	32,380	1,789,643
Warner Chilcott PLC (Ireland) (Class A Stock)	225,530	3,044,655
Watson Pharmaceuticals, Inc.*	27,441	2,336,876

		80,750,695

Pipelines — 0.2%
Kinder Morgan, Inc.	76,187	2,706,162
NuStar GP Holdings LLC(a)	44,300	1,410,512
ONEOK, Inc.	12,400	599,044
Williams Cos., Inc. (The)	37,789	1,321,481

		6,037,199

Real Estate — 1.0%
Atrium European Real Estate Ltd. (United Kingdom)	31,476	164,382
Brookfield Asset Management, Inc. (Canada) (Class A Stock)	23,600	814,436
Brookfield Office Properties, Inc. (Canada)	56,748	943,202
CapitaLand Ltd. (Singapore)	295,000	759,868
CapitaMalls Asia Ltd. (Singapore)	665,000	890,188
Cheung Kong Holdings Ltd. (Hong Kong)	133,000	1,942,960
China Overseas Land & Investment Ltd. (Hong Kong)	1,028,000	2,590,777
China Resources Land Ltd. (Cayman Islands)	86,000	188,014
Deutsche Wohnen AG (Germany)	11,265	197,888
First Capital Realty, Inc. (Canada)	53,639	1,025,203
Global Logistic Properties Ltd. (Singapore)	344,000	701,213
GSW Immobilien AG (Germany)	3,470	128,690
Guangzhou R&F Properties Co. Ltd. (China) (Class H Stock)	153,200	175,341
Hang Lung Properties Ltd. (Hong Kong)	479,000	1,630,938
Helical Bar PLC (United Kingdom)	109,035	330,572

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate (cont’d.)
Henderson Land Development Co. Ltd. (Hong Kong)	45,000	$322,265
Hongkong Land Holdings Ltd. (Bermuda)	105,000	628,425
Keppel Land Ltd. (Singapore)	180,000	517,986
Mitsubishi Estate Co. Ltd. (Japan)	208,000	3,976,986
Mitsui Fudosan Co. Ltd. (Japan)	116,000	2,317,987
New World Development Ltd. (Hong Kong)	452,000	696,532
Sino Land Co. Ltd. (Hong Kong)	649,400	1,209,349
Sun Hung Kai Properties Ltd. (Hong Kong)	175,000	2,546,329
Technopolis PLC (Finland)	34,504	148,980
Tokyo Tatemono Co. Ltd. (Japan)*	127,000	495,562
Unite Group PLC (United Kingdom)	43,633	185,729

		25,529,802

Real Estate Investment Trusts — 2.8%
Agree Realty Corp.	30,594	779,841
Alexandria Real Estate Equities, Inc.	23,201	1,705,738
Allied Properties Real Estate Investment Trust (Canada)	16,100	523,565
Alstria Office REIT AG (Germany)	44,202	517,521
American Campus Communities, Inc.	29,070	1,275,592
American Capital Ltd.*	26,300	298,242
American Tower Corp.	7,330	523,289
Apartment Investment & Management Co. (Class A Stock)	49,213	1,279,046
Associated Estates Realty Corp.	15,157	229,780
AvalonBay Communities, Inc.	13,515	1,837,905
Boston Properties, Inc.	24,732	2,735,607
British Land Co. PLC (United Kingdom)	192,251	1,620,537
Camden Property Trust	11,600	748,084
Canadian Real Estate Investment Trust (Canada)	26,300	1,124,124
CapitaCommercial Trust (Singapore)	534,000	648,838
Corio NV (Netherlands)	14,309	608,360
Cousins Properties, Inc.	98,756	784,123
CreXus Investment Corp.	60,100	649,681
CubeSmart	28,100	361,647
Daiwahouse Residential Investment Corp. (Japan)	12	90,808
DDR Corp.	76,558	1,175,931
Dexus Property Group (Australia)	843,986	829,752
Digital Realty Trust, Inc.(a)	22,500	1,571,625
Equity LifeStyle Properties, Inc.	6,700	456,404
Equity One, Inc.	14,600	307,476
Equity Residential	21,600	1,242,648
Essex Property Trust, Inc.	6,336	939,249
Excel Trust, Inc.	69,000	787,980
Extra Space Storage, Inc.	13,600	452,200
Federal Realty Investment Trust	9,800	1,031,940
Frontier Real Estate Investment Corp. (Japan)	45	394,009
General Growth Properties, Inc.	23,900	465,572
Goodman Group (Australia)	220,746	902,242
Hammerson PLC (United Kingdom)	102,532	746,717
HCP, Inc.	49,061	2,182,233
Highwoods Properties, Inc.	38,657	1,260,991
Host Hotels & Resorts, Inc.(a)	70,300	1,128,315
ICADE (France)	8,612	701,638
Japan Real Estate Investment Corp. (Japan)	84	845,326

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
Japan Retail Fund Investment Corp. (Japan)	216	$385,676
Kenedix Realty Investment Corp. (Japan)	100	359,594
Kilroy Realty Corp.	13,400	600,052
Kimco Realty Corp.	17,900	362,833
Klepierre (France)	17,830	625,280
Land Securities Group PLC (United Kingdom)	53,682	660,113
Liberty Property Trust	65,634	2,378,576
Link REIT (The) (Hong Kong)	142,500	674,928
London & Stamford Property PLC (United Kingdom)	106,951	198,438
Macerich Co. (The)	41,492	2,374,587
Mirvac Group (Australia)	645,564	954,742
National Retail Properties, Inc.	20,100	613,050
Nomura Real Estate Residential Fund, Inc. (Japan)	53	306,612
ORIX JREIT, Inc. (Japan)	27	132,163
Pennsylvania Real Estate Investment Trust	31,300	496,418
Post Properties, Inc.	28,585	1,370,937
ProLogis, Inc.	66,544	2,331,036
Public Storage	22,814	3,175,024
Rayonier, Inc.(a)	21,100	1,034,111
RioCan Real Estate Investment Trust (Canada)	15,745	443,153
Simon Property Group, Inc.	35,604	5,405,044
SL Green Realty Corp.	16,002	1,281,280
Stockland (Australia)	345,374	1,191,444
Sunstone Hotel Investors, Inc.*	23,500	258,500
Taubman Centers, Inc.	9,900	759,627
Tokyu REIT, Inc. (Japan)	99	509,505
Unibail-Rodamco SE (France)	11,483	2,288,691
Vastned Retail NV (Netherlands)	8,938	379,490
Ventas, Inc.	29,067	1,809,421
Vornado Realty Trust	6,900	559,245
Westfield Group (Australia)	384,424	4,039,684
Westfield Retail Trust (Australia)	224,209	669,470

		74,393,300

Retail — 1.6%
Astra International Tbk PT (Indonesia)	572,500	441,262
AutoZone, Inc.*	10,084	3,727,752
Bed Bath & Beyond, Inc.*	5,200	327,600
Big C Supercenter PCL (Thailand)	35,100	212,774
Brinker International, Inc.	86,930	3,068,629
Clicks Group Ltd. (South Africa)	56,500	392,914
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	40,544	2,431,346
FamilyMart Co. Ltd. (Japan)	4,100	201,431
Home Depot, Inc. (The)	177,683	10,726,722
Inditex SA (Spain)	11,315	1,405,033
Kingfisher PLC (United Kingdom)	223,924	955,330
Lowe’s Cos., Inc.	59,122	1,787,849
Lululemon Athletica, Inc.*	8,610	636,623
McDonald’s Corp.	21,200	1,945,100
Michael Kors Holdings Ltd. (British Virgin Islands)	41,100	2,185,698
Neebo, Inc.*	1,680	5,880
Nitori Holdings Co. Ltd. (Japan)	7,150	663,621
Nu Skin Enterprises, Inc. (Class A Stock)(a)	9,300	361,119
PetSmart, Inc.	34,100	2,352,218

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail (cont’d.)
PVH Corp.	2,200	$206,184
Real Mex Restaurants, Inc.*	500,000	28,500
Rush Enterprises, Inc. (Class A Stock)*	45,574	877,755
Starbucks Corp.	38,390	1,948,292
Walgreen Co.	62,679	2,284,023
Wal-Mart Stores, Inc.	10,075	743,535
Williams-Sonoma, Inc.	38,900	1,710,433
Yum! Brands, Inc.	16,924	1,122,738

		42,750,361

Retail & Merchandising — 0.7%
Belle International Holdings Ltd. (Cayman Islands)	1,068,000	1,930,031
CVS Caremark Corp.	69,120	3,346,790
Kohl’s Corp.	60,611	3,104,495
Macy’s, Inc.	77,953	2,932,592
Marks & Spencer Group PLC (United Kingdom)	160,484	924,648
MSC Industrial Direct Co., Inc. (Class A Stock)	22,250	1,500,985
PPR (France)	7,916	1,214,591
Target Corp.	41,816	2,654,061
TJX Cos., Inc. (The)	14,100	631,539

		18,239,732

Savings & Loan — 0.1%
Capitol Federal Financial, Inc.	36,900	441,324
EverBank Financial Corp.	63,800	878,526
People’s United Financial, Inc.	105,600	1,281,984

		2,601,834

Semiconductors — 1.5%
Altera Corp.(a)	95,295	3,238,600
Analog Devices, Inc.	31,400	1,230,566
ASML Holding NV (Netherlands), (TMX)	29,837	1,594,645
ASML Holding NV (Netherlands), (XNGS)*	22,400	1,202,432
Avago Technologies Ltd. (Singapore)	68,368	2,383,650
Broadcom Corp. (Class A Stock)*	132,363	4,577,113
Freescale Semiconductor Ltd. (Bermuda)*	73,998	703,721
Intel Corp.	46,565	1,056,094
KLA-Tencor Corp.	2,900	138,344
Lam Research Corp.*(a)	122,295	3,887,147
LSI Corp.*	14,467	99,967
Marvell Technology Group Ltd. (Bermuda)	95,447	873,341
Maxim Integrated Products, Inc.	16,956	451,369
Microchip Technology, Inc.(a)	42,000	1,375,080
ON Semiconductor Corp.*	19,255	118,803
QUALCOMM, Inc.	81,257	5,077,749
Realtek Semiconductor Corp. (Taiwan)	110,090	216,885
Samsung Electronics Co. Ltd. (South Korea)	3,357	4,045,515
Samsung Electronics Co. Ltd. (South Korea), GDR	4,580	2,773,322
SK Hynix, Inc. (South Korea)*	13,400	272,328
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR(a)	195,625	3,094,787
Texas Instruments, Inc.	47,029	1,295,648
Xilinx, Inc.	13,571	453,407

		40,160,513

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.*	34,520	1,451,566

	Shares	Value
COMMON STOCKS (Continued)
Shipbuilding (cont’d.)
Samsung Heavy Industries Co. Ltd. (South Korea)	15,000	$504,013

		1,955,579

Software — 1.1%
Adobe Systems, Inc.*	24,295	788,616
Citrix Systems, Inc.*	26,956	2,064,021
Dun & Bradstreet Corp. (The)	3,700	294,594
Fidelity National Information Services, Inc.	1,310	40,898
Microsoft Corp.	435,073	12,956,474
Nuance Communications, Inc.*(a)	63,400	1,578,026
Oracle Corp.	134,380	4,231,626
Red Hat, Inc.*	31,200	1,776,528
Salesforce.com, Inc.*	10,100	1,542,169
SAP AG (Germany)	36,481	2,583,551
SolarWinds, Inc.*	17,800	992,172

		28,848,675

Telecommunications — 1.5%
America Movil SAB de CV (Mexico) (Class L Stock), ADR	28,600	727,584
AT&T, Inc.	257,605	9,711,709
BT Group PLC (United Kingdom)	356,192	1,326,942
China Mobile Ltd. (Hong Kong), (XHKG)	47,000	521,038
China Mobile Ltd. (Hong Kong), (XNYS)	3,500	193,760
Cisco Systems, Inc.	285,715	5,454,300
Juniper Networks, Inc.*	51,397	879,402
Mobile Telesystems OJSC (Russia), ADR	37,900	664,008
MTN Group Ltd. (South Africa)	51,800	997,102
Palo Alto Networks, Inc.*	6,200	381,734
SBA Communications Corp. (Class A Stock)*	6,560	412,624
Singapore Telecommunications Ltd. (Singapore)	145,000	377,573
Sprint Nextel Corp.*	71,451	394,410
Telecom Corp. of New Zealand Ltd. (New Zealand)	614,214	1,209,278
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	141,750	1,291,520
Telenor ASA (Norway)	10,162	198,135
Telephone & Data Systems, Inc.	16,600	425,126
Telstra Corp. Ltd. (Australia)	49,227	199,566
Tim Participacoes SA (Brazil)	19,763	379,845
Verizon Communications, Inc.	110,431	5,032,341
Vodafone Group PLC (United Kingdom)	2,329,373	6,610,805
Vodafone Group PLC (United Kingdom), ADR	56,200	1,601,419

		38,990,221

Transportation — 0.7%
Canadian Pacific Railway Ltd. (Canada)	14,100	1,168,749
CSX Corp.	238,850	4,956,138
East Japan Railway Co. (Japan)	25,900	1,713,676
General Maritime Corp.*	148	4,440
Globaltrans Investment PLC (Cyprus), GDR	11,100	230,658
J.B. Hunt Transport Services, Inc.	38,410	1,998,856
Norfolk Southern Corp.	10,998	699,803
Old Dominion Freight Line, Inc.*	40,650	1,226,004
Teekay Corp. (Marshall Islands)	53,000	1,653,600
Union Pacific Corp.	19,631	2,330,200
United Parcel Service, Inc. (Class B Stock)	2,500	178,925

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Transportation (cont’d.)
West Japan Railway Co. (Japan)	5,600	$239,149
Yamato Holdings Co. Ltd. (Japan)	42,200	667,418

		17,067,616

Water — 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)	13,850	563,565
Cia de Saneamento de Minas Gerais-COPASA (Brazil)	9,100	206,711
Guangdong Investment Ltd. (Cayman Islands)	418,000	330,207
Suez Environnement Co. (France)	59,399	673,160

		1,773,643

TOTAL COMMON STOCKS (cost $1,087,907,083)		1,178,078,746

PREFERRED STOCKS — 0.4%
Airlines
Copa Holdings SA (Panama) (Class A Stock)	2,600	211,302

Automobile Manufacturers — 0.1%
General Motors Co., Series B, CVT, 5.000%(a)	14,000	521,920
Motors Liquidation Co. GUC Trust*	2,770	46,536
Volkswagen AG (Germany) (PRFC)	17,676	3,224,329

		3,792,785

Banks — 0.1%
Ally Financial, Inc., 144A, 7.000%	461	431,280
Itau Unibanco Holding SA (Brazil), ADR (PRFC)	65,050	993,964

		1,425,244

Beverages
Companhia de Bebidas das Americas (Brazil), ADR (PRFC)	24,800	949,096

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	3,000	75,330

Home Builders
M/I Homes, Inc., Series A, 10.000%*	4,366	89,110

Household Products/Wares — 0.1%
Henkel AG & Co. KGaA (Germany)	39,329	3,127,904

Iron/Steel — 0.1%
Vale SA (Brazil), ADR (PRFC)	70,900	1,230,824

TOTAL PREFERRED STOCKS (cost $10,178,433)		10,901,595

	Units
RIGHTS*
Banks
Krung Thai Bank PCL (NVDR) (Thailand),expiring 10/11/12 (cost $0)	165,625	30,671

	Shares	Value
UNAFFILIATED MUTUAL FUNDS — 0.1%
Ares Capital Corp.	12,375	$212,108
Cohen & Steers Infrastructure Fund, Inc.	62,788	1,143,997

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $1,182,256)		1,356,105

	Units
WARRANTS*
Automobile Manufacturers
General Motors Co., expiring 07/10/16	10,031	138,227
General Motors Co., expiring 07/10/19	10,031	82,856

		221,083

Retail
Neebo, Inc. (Class A Stock), expiring 06/20/19.	1,980	—
Neebo, Inc. (Class B Stock), expiring 06/20/19.	4,243	—

		—

Transportation
General Maritime Corp., expiring 05/17/17	230	—

TOTAL WARRANTS (cost $452,644)		221,083

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 1.2%
Accredited Mortgage Loan Trust,
Series 2006-2, Class A3
0.370%(c)	09/25/36	BB(d)	$228	207,300
AH Mortgage Servicer Advance Revolving Trust 1,
Series SART-1, Class A1R, 144A
2.230%	05/10/43	AAA(d)	535	535,068
Series SART-1, Class A2, 144A
3.370%	05/10/43	AAA(d)	1,833	1,833,000
Ally Auto Receivables Trust,
Series 2010-1, Class A3
1.450%	05/15/14	Aaa	89	89,496
Series 2010-3, Class A4
1.550%	08/17/15	Aaa	467	473,291
Series 2011-1, Class A3
1.380%	01/15/15	Aaa	299	301,041
Series 2012-2, Class A3
0.740%	04/15/16	Aaa	1,104	1,109,433
Series 2012-3, Class A3
0.850%	08/15/16	Aaa	1,005	1,012,708
Series 2012-4, Class A3
0.590%	01/17/17	Aaa	1,856	1,860,778
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	A+(d)	1,304	1,304,426
Bank of America Auto Trust,
Series 2010-2, Class A3
1.310%	07/15/14	Aaa	128	127,802
Centex Home Equity,
Series 2004-D, Class AF4
4.680%	06/25/32	A1	540	549,491
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2003-6, Class 1A4
4.499%	11/25/34	Baa2	238	242,294

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Citifinancial Mortgage Securities, Inc.,
Series 2003-3, Class AF4
5.848%	08/25/33	A3	$563	$552,123
Citigroup Mortgage Loan Trust, Inc.,
Series 2007-AMC1, Class A2A
0.270%(c)	12/25/36	B-(d)	45	38,486
CNH Equipment Trust,
Series 2011-A, Class A3
1.200%	05/16/16	Aaa	475	478,125
Countrywide Asset-Backed Certificates,
Series 2005-12, Class 1A4
5.323%(c)	02/25/36	Ba1	250	245,178
CPS Auto Trust,
Series 2011-C, Class A, 144A
4.210%	03/15/19	A2	150	157,263
Series 2012-C, Class A, 144A
1.820%	12/16/19	A2	696	699,568
Credit Acceptance Auto Loan Trust,
Series 2012-2A, Class A, 144A
1.520%	03/16/20	AAA(d)	589	589,324
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2004-CF2, Class 1A2, 144A
5.150%	01/25/43	Aa1	349	341,894
Discover Card Master Trust,
Series 2012-A1, Class A1
0.810%	08/15/17	Aaa	656	661,617
DT Auto Owner Trust,
Series 2012-2A, Class A, 144A
0.910%	11/16/15	AAA(d)	522	522,575
Equity One ABS, Inc.,
Series 2003-2, Class M1
5.050%(c)	09/25/33	Ba3	308	290,394
Exeter Automobile Receivables Trust,
Series 2012-2A, Class A, 144A
1.300%	06/15/17	AA(d)	830	829,916
First Franklin Mortgage Loan Asset-Backed Certificates,
Series 2005-FF9, Class A3
0.500%(c)	10/25/35	AAA(d)	542	535,355
Ford Credit Auto Owner Trust,
Series 2012-A, Class A3
0.840%	08/15/16	Aaa	2,240	2,256,399
Home Equity Asset Trust,
Series 2005-2, Class M2
0.697%(c)	07/25/35	A3	445	430,956
Honda Auto Receivables Owner Trust,
Series 2011-1, Class A4
1.800%	04/17/17	Aaa	845	861,580
Series 2012-1, Class A4
0.970%	04/16/18	Aaa	675	683,632
HSBC Home Equity Loan Trust,
Series 2005-2, Class A1
0.490%(c)	01/20/35	AAA(d)	353	343,216
Series 2006-1, Class A1
0.380%(c)	01/20/36	AAA(d)	334	324,922
Huntington Auto Trust,
Series 2012-1, Class A3
0.810%	09/15/16	Aaa	546	548,959
Hyundai Auto Receivables Trust,
Series 2012-B, Class A3
0.620%	09/15/16	Aaa	1,356	1,362,646

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Lehman XS Trust,
Series 2005-5N, Class 3A1A
0.517%(c)	11/25/35	B3	$76	$59,530
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Class A3
1.420%	08/15/14	Aaa	184	184,409
Mid-State Trust,
Series 2006-1, Class A, 144A
5.787%	10/15/40	Baa1	859	910,929
Park Place Securities, Inc.,
Series 2004-MCW1, Class M1
0.842%(c)	10/25/34	A1	777	758,880
Series 2004-WHQ2, Class M2
0.847%(c)	02/25/35	Baa1	300	290,270
Series 2005-WHQ3, Class M2
0.667%(c)	06/25/35	Baa1	200	169,929
Residential Asset Mortgage Products, Inc.,
Series 2005-EFC6, Class M1
0.627%(c)	11/25/35	Ba3	550	473,770
Series 2006-NC1, Class A2
0.410%(c)	01/25/36	B+(d)	594	565,670
Residential Asset Securities Corp.,
Series 2005-KS9, Class A3
0.587%(c)	10/25/35	Aa2	514	500,325
Series 2006-KS1, Class A4
0.517%(c)	02/25/36	Ba2	500	408,685
Santander Drive Auto Receivables Trust,
Series 2012-3, Class A3
1.080%	04/15/16	Aaa	578	581,769
Series 2012-5, Class A3
0.830%	12/15/16	Aaa	491	493,722
Stanwich Mortgage Loan Trust,
Series 2012-NPL4, Class A, 144A
2.981%	09/15/42	NR	1,084	1,084,000
Structured Asset Investment Loan Trust,
Series 2003-BC10, Class A4
1.217%(c)	10/25/33	AAA(d)	1,000	855,077
Structured Asset Securities Corp.,
Series 2002-AL1, Class A2
3.450%	02/25/32	Baa2	177	174,326
Trafigura Securitisation Finance PLC,
Series 2012-1A, Class A, 144A
2.621%(c)	10/15/15	Aaa	563	563,434
USAA Auto Owner Trust,
Series 2012-1, Class A3
0.430%	08/15/16	Aaa	698	698,558
Westgate Resorts LLC,
Series 2012-1, Class A, 144A
4.500%	09/20/25	A(d)	201	202,365
World Omni Auto Receivables Trust,
Series 2012-A, Class A3
0.640%	02/15/17	Aaa	1,170	1,176,017

TOTAL ASSET-BACKED SECURITIES (cost $31,927,953)				32,551,921

BANK LOANS(c) — 0.7%
Advertising
inVentiv Health, Inc.,
Consolidated Term Loan
6.500%	08/04/16	Ba3	101	97,727

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Advertising (cont’d.)
Vertis, Inc.,
Term Loan
11.750%	08/02/15	NR	$354	$113,294

				211,021

Airlines
Spirit Aerosystems, Inc.,
Term Loan B
3.750%	04/12/19	Ba1	149	150,229

Auto Parts & Equipment
Autoparts Holdings Ltd.,
Term Loan (First Lien)
6.500%	07/29/17	B1	29	29,184
6.500%	01/01/40	B1	15	14,992

				44,176

Automobile Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Tranche Term Loan B
6.000%	05/24/17	Ba2	994	1,013,576

Building Materials
Nortek, Inc.,
Loan
5.250%	04/26/17	Ba3	99	98,828

Coal
Arch Coal, Inc.,
Term Loan
5.750%	05/16/18	B3	264	265,294
Patriot Coal Corp.,
Term Loan (DIP)
9.250%	10/02/13	B3	21	21,384

				286,678

Commercial Services — 0.1%
Catalent Pharma Solutions, Inc.,
Dollar Term Loan 2
5.250%	09/15/17	Ba3	199	199,558
Cengage Learning Acquisitions, Inc.,
Original Term Loan
2.470%	07/03/14	B2	619	589,671
Ceridian Corp.,
Extended U.S. Term Loan
5.977%	05/30/17	B1	67	67,101
Clarke American Corp.,
Tranche Term Loan B-1
2.716%	06/30/14	B1	82	77,350
Tranche Term Loan B-2
5.466%	06/30/14	Caa1	213	200,507
Focus Brands, Inc.,
Term Loan (First Lien)
6.250%	02/17/18	B1	199	201,073
6.250%	02/21/18	B1	3	2,969
Intelligrated, Inc.,
Initial Loan (Second Lien)
10.500%	01/18/20	B1	125	125,938
Term Loan (Second Lien)
6.750%	07/18/19	Caa1	125	125,781

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Commercial Services (cont’d.)
Sourcehov LLC,
Term Loan (Second Lien)
10.500%	04/28/19	Caa2	$125	$113,125

				1,703,073

Containers & Packaging
Reynolds Group Holdings, Inc.,
Tranche Term Loan C
6.500%	09/28/18	B1	89	89,233

Diversified Financial Services — 0.1%
Capmark Financial Group, Inc. - Escrow,
Term Loan
5.250%	01/01/41	NR	3,370	58,975
Flying Fortress, Inc.,
Term Loan
5.000%	06/30/17	Ba2	500	505,625
GMAC Capital Trust I,
Term Loan A-1
5.000%	05/31/13	B3	545	546,362
Term Loan A-2
6.750%	05/31/13	B3	75	76,031
Homeward Residential Holdings, Inc.,
Initial Term Loan
8.250%	09/30/17	B1	63	64,255

				1,251,248

Diversified Manufacturing
Freedom Group, Inc.,
Term Loan B
5.500%	03/31/17	Ba3	2	2,310

Electric
Texas Competitive Electric Holdings Co. LLC,
2014 Term Loan (Non-Extending)
3.728%	10/10/14	Caa1	369	253,404
3.938%	10/10/14	CCC(d)	59	43,996
4.728%	10/10/14	Caa1	369	273,809
2017 Term Loan (Extending)
4.938%	10/10/17	B-(d)	59	40,717

				611,926

Electronics
NXP BV/NXP Funding LLC,
Tranche Loan A-2
5.500%	03/04/17	B3	50	50,428
Tranche Loan B
5.250%	03/19/19	B2	100	100,682

				151,110

Entertainment — 0.1%
Boyd Gaming Corp.,
Initial Term Loan
3.698%	12/17/15	Ba3	456	454,539
CCM Merger, Inc.,
Term Loan
7.000%	03/01/17	B2	83	83,735
Mohegan Tribal Gaming Authority,
Term Loan
9.000%	03/31/16	B3	225	228,656

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
BANK LOANS(c) (Continued)
Entertainment (cont’d.)
Six Flags Theme Parks, Inc.,
Tranche Term Loan B
4.250%	12/20/18	B1	$500		$502,139

					1,269,069

Environmental Control
WCA Waste Corp,
Term Loan
5.500%	03/08/18	B1	—	(r)	251

Food
SUPERVALU, Inc.,
Loan
8.000%	08/03/18	B1	180		180,383

Healthcare Products
Grifols, Inc.,
New U.S. Tranche Term Loan B
4.500%	06/01/17	Ba2	99		99,587

Healthcare Services — 0.1%
DaVita, Inc.,
Tranche Term Loan A-2
4.500%	10/20/16	BB-(d)	347		346,827
National Mentor Holdings, Inc.,
Tranche Term Loan B
7.000%	02/09/17	B1	497		497,475
U.S. Renal Care, Inc.,
Initial Term Loan (First Lien)
6.250%	07/03/19	B1	—	(r)	39
6.250%	07/12/19	B1	50		50,209

					894,550

Insurance
Asurion,
Amortizing Term Loan
4.750%	07/23/17	BB-(d)	75		75,141

Leisure Time
Sabre, Inc.,
Extended Term Loan
5.966%	08/28/17	B1	497		493,265

Lodging
Caesars Entertainment Operating Co., Inc.,
Term Loan B-2
3.217%	01/28/15	B2	500		484,285
5.466%	01/28/18	B2	250		226,720
Rock Ohio Caesars LLC,
Funded Term Loan B
8.500%	08/19/17	B1	137		139,742
Incremental 6 Month DD Term
8.500%	08/19/17	BB-(d)	5		5,112
Incremental 18 Month DD Term Loan B
8.500%	08/19/17	BB-(d)	8		8,521

					864,380

Media — 0.1%
Clear Channel Communications, Inc.,
Tranche Term Loan B
3.866%	01/29/16	Caa1	974		796,050

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Media (cont’d.)
Entercom Radio LLC,
Term Loan B
6.250%	11/23/18	Ba3	$141	$142,637
High Plains Broadcasting, Inc,
Term Loan
9.000%	09/14/16	B2	92	91,923
Hubbard Radio LLC,
Term Loan (Second Lien)
8.750%	04/30/18	Caa1	100	101,500
Newport Television LLC,
Term Loan
9.000%	09/14/16	B2	332	332,534
Radio One, Inc.,
Term Loan
7.500%	03/31/16	B2	743	745,823
Univision Communication, Inc.,
Extended Term Loan (First Lien)
4.466%	03/31/17	B2	1,172	1,159,752

				3,370,219

Oil & Gas
Chesapeake Energy Corp.,
Term Loan
8.500%	12/02/17	Ba3	375	375,956
MEG Energy Corp.,
Initial Term Loan
4.000%	03/18/18	Ba1	79	79,423

				455,379

Pharmaceuticals
Aptalis Pharma, Inc.,
Term Loan B-2
5.500%	02/11/17	B2	224	223,177
Axcan Pharma, Inc.,
Term Loan B-1
5.500%	02/10/17	B2	596	595,146

				818,323

Pipelines
NGPL PipeCo LLC,
Term Loan
6.750%	05/04/17	Ba3	135	137,419

Real Estate Investment Trusts
iStar Financial, Inc.,
Tranche Loan A-1
5.000%	06/28/13	B1	50	49,905
Realogy Corp.,
Extended FL Term Loan
4.478%	10/10/16	B1	699	689,054
Extended Synthetic Commitment
4.400%	10/10/16	B1	51	50,379
Synthetic LC
3.150%	10/10/13	B1	5	4,663

				794,001

Restaurants
Outback Steakhouse,
Loan
2.500%	06/14/14	B3	446	443,468

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Restaurants (cont’d.)
Pre-Funded Loan RC
2.500%	06/14/13	B3	$44	$44,145
Wendy’s International, Inc.,
Term Loan
4.750%	05/15/19	B1	50	50,344

				537,957

Retail
Landry’s, Inc.,
Term Loan B
6.500%	04/24/18	B1	40	40,364
NPC International,
Term Loan
5.250%	12/28/18	Ba3	50	50,123

				90,487

Retail & Merchandising
J.Crew Group, Inc.,
Loan
4.750%	03/07/18	B1	348	346,875

Semiconductors
Freescale Semiconductor, Inc.,
Tranche Term Loan B-1
4.481%	12/01/16	B1	60	58,538
Unifrax, Inc.,
Dollar Term Loan
6.500%	11/28/18	B2	50	50,185

				108,723

Software — 0.1%
Attachmate Corp.,
Term Loan (First Lien)
7.250%	11/22/17	B1	442	444,737
Syniverse Holdings, Inc.,
Initial Term Loan
5.000%	04/30/19	B1	499	499,370

				944,107

Telecommunications
Avaya, Inc.,
Term Loan B-1
3.177%	10/26/14	B1	163	158,234
Term Loan B-3
4.927%	10/26/14	B1	328	298,424
Zayo Group LLC,
Term Loan
7.125%	06/15/19	B1	62	62,096

				518,754

Transportation
Capsugel Holdings, Inc.,
Term Loan
4.750%	08/01/18	B1	74	74,235
Pilot Travel Centers LLC,
Initial Tranche Term Loan B
4.250%	03/30/18	BB(d)	107	107,064
RailAmerica,
Initial Loan
4.000%	03/01/19	B1	100	99,500

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Transportation (cont’d.)
Swift Transportation Co.,
Tranche Term Loan B-2
5.000%	12/21/17	B1	$125	$125,580
Wabash National Corp.,
Initial Term Loan
6.000%	05/04/19	B1	246	248,012

				654,391

TOTAL BANK LOANS (cost $18,375,406)				18,266,669

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 1.0%
Banc of America Large Loan, Inc.,
Series 2010-HLTN, Class HLTN, 144A
1.971%(c)	11/15/15	NR	1,092	1,091,038
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class AM
4.727%	07/10/43	A2	765	811,973
Series 2006-3, Class A4
5.889%(c)	07/10/44	A+(d)	1,090	1,251,437
Series 2006-5, Class A4
5.414%	09/10/47	Aa3	1,220	1,385,550
Series 2006-5, Class AM
5.448%	09/10/47	Baa1	490	498,593
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class A4A
4.871%	09/11/42	Aaa	195	216,293
Series 2007-PW16, Class AM
5.906%(c)	06/11/40	Aa1	905	989,702
Citigroup Commercial Mortgage Trust,
Series 2005-C3, Class AM
4.830%(c)	05/15/43	Aaa	420	447,026
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2005-CD1, Class AM
5.393%(c)	07/15/44	Aaa	800	878,780
Commercial Mortgage Pass-Through Certificates,
Series 2011-THL, Class D, 144A
5.605%	06/09/28	Baa1	100	104,172
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-C3, Class AM
4.730%	07/15/37	Aa1	750	805,673
Credit Suisse Mortgage Capital Certificates,
Series 2006-C2, Class A3
5.855%(c)	03/15/39	Aaa	400	447,247
Series 2006-TF2A, Class KERA, 144A
0.621%(c)	09/15/21	Baa3	158	146,964
CW Capital Cobalt Ltd.,
Series 2006-C1, Class A4
5.223%	08/15/48	AA-(d)	810	909,585
Series 2006-C1, Class AM
5.254%	08/15/48	BBB(d)	1,310	1,326,957
Fontainebleau Miami Beach Trust,
Series 2012-FBLU, Class A, 144A
2.887%	05/05/27	NR	879	911,661
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-CB13, Class A4
5.467%(c)	01/12/43	Aaa	600	665,111
Series 2005-LDP4, Class AM

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
4.999%(c)	10/15/42	Aa2	$645	$702,497
Series 2006-CB16, Class A4
5.552%	05/12/45	Aaa	1,145	1,317,126
Series 2006-LDP6, Class AM
5.525%(c)	04/15/43	Aa2	825	906,480
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
6.064%(c)	06/15/38	Aaa	525	606,681
Series 2006-C6, Class A4
5.372%	09/15/39	Aaa	525	606,353
Merrill Lynch Mortgage Trust,
Series 2005-LC1, Class AJ
5.487%(c)	01/12/44	Aa2	210	219,822
Series 2006-C1, Class A4
5.847%(c)	05/12/39	AAA(d)	600	690,576
Morgan Stanley Capital I, Inc.,
Series 2004-HQ3, Class A4
4.800%	01/13/41	Aaa	353	364,856
Series 2006-IQ12, Class AM
5.370%	12/15/43	BBB(d)	1,310	1,424,692
Series 2007-HQ11, Class X, IO, 144A
0.400%(c)	02/12/44	AAA(d)	53,490	347,897
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class A3
5.585%(c)	08/15/39	AAA(d)	725	774,101
UBS Commercial Mortgage Trust,
Series 2012-C1, Class XA, IO, 144A
2.555%(c)	05/10/45	Aaa	5,035	770,259
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	Aaa	647	704,291
Wachovia Bank Commercial Mortgage Trust,
Series 2005-C22, Class A4
5.469%(c)	12/15/44	Aaa	2,215	2,493,753
Wells Fargo Reremic Trust,
Series 2012-IO, Class A, 144A
1.750%	08/20/21	Aaa	982	981,067

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $24,727,967)				25,798,213

CONVERTIBLE BONDS — 0.3%
Airlines — 0.1%
Air France-KLM (France),
Gtd. Notes
4.970%	04/01/15	NR	EUR 75	1,151,726

Building Materials
U.S. Concrete, Inc.,
Sr. Sec’d. Notes, 144A
9.500%	08/31/15	NR	70	73,981

Commercial Finance
Ares Capital Corp.,
Sr. Unsec’d. Notes
5.125%	06/01/16	BBB(d)	670	700,150

Distribution/Wholesale
Somerset Cayuga Holding Co., Inc.,
Notes, PIK
2.000%	06/15/17	NR	55	55,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CONVERTIBLE BONDS (Continued)
Insurance
QBE Funding Trust (United Kingdom),
Gtd. Notes
3.800%	05/12/30	NR	$1,500	$971,250

Investment Companies — 0.1%
Aabar Investments PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
4.000%	05/27/16	NR	EUR 1,100	1,409,314

Retail
Real Mex Restaurants, Inc.,
Notes
1.120%	01/01/40	NR	192	192,307

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes, 144A
—%(s)	06/15/13	NR	1,934	2,013,777

TOTAL CONVERTIBLE BONDS (cost $6,360,746)				6,567,505

CORPORATE BONDS — 18.4%
Advertising — 0.1%
inVentiv Health, Inc.,
Gtd. Notes, 144A
10.000%	08/15/18	Caa2	16	14,080
10.250%	08/15/18	Caa2	156	137,280
Sitel LLC/Sitel Finance Corp.,
Gtd. Notes
11.500%	04/01/18	Caa2	1,000	725,000
Sr. Sec’d. Notes, 144A
11.000%	08/01/17	B1	62	62,310
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22	Baa2	665	669,851
4.750%	11/21/21(a)	Baa2	500	547,783

				2,156,304

Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc.,
Gtd. Notes, 144A
5.200%	08/15/15	Baa2	170	185,536
6.375%	06/01/19	Baa2	70	83,294
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
2.125%	09/15/16	Baa1	1,530	1,586,719
United Technologies Corp.,
Sr. Unsec’d. Notes
3.100%	06/01/22(a)	A2	64	68,200
4.500%	06/01/42	A2	766	858,521
6.125%	02/01/19	A2	290	362,777

				3,145,047

Agriculture — 0.3%
Altria Group, Inc.,
Gtd. Notes
2.850%	08/09/22	Baa1	900	897,909
4.125%	09/11/15	Baa1	550	602,034
4.250%	08/09/42	Baa1	325	323,025
4.750%	05/05/21(a)	Baa1	975	1,115,467

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Agriculture (cont’d.)
BAT International Finance PLC (United Kingdom),
Gtd. Notes, 144A
1.400%	06/05/15	Baa1	$970	$977,433
3.250%	06/07/22	Baa1	800	820,939
Bunge Ltd. Finance Corp.,
Gtd. Notes
8.500%	06/15/19	Baa2	230	291,413
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
6.000%	11/27/17	A2	190	230,097
Unsec’d. Notes, 144A
3.300%	03/01/22	A2	250	258,869
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
2.900%	11/15/21	A2	320	333,373
4.375%	11/15/41(a)	A2	900	971,352

				6,821,911

Airlines — 0.1%
American Airlines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.250%	07/31/22(a)	Baa3	240	251,644
American Airlines 2011-2 Class A Pass-Through Trust,
Pass-Through Certificates
8.625%	04/15/23	Baa3	68	73,113
Continental Airlines 2003-ERJ1 Pass-Through Trust,
Pass-Through Certificates
7.875%	07/02/18	Ba3	690	708,687
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	Baa2	173	193,208
Continental Airlines 2012-2 Class A Pass-Through Certificates,
Pass-Through Certificates
4.000%	10/29/24	Baa2	85	87,019
Delta Air Lines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
6.821%	02/10/24	Baa2	603	666,581
Delta Air Lines 2007-1 Class C Pass-Through Trust,
Pass-Through Certificates
8.954%	08/10/14	B1	308	316,065
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	Baa2	115	123,403
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20(a)	Baa2	57	61,613
Delta Air Lines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	05/07/20	Baa2	68	70,465
Northwest Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
7.027%	11/01/19	Baa2	135	148,108
UAL 2009-2B Pass-Through Trust,
Pass-Through Certificates, 144A
12.000%	01/15/16	Ba3	281	307,195

				3,007,101

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Apparel — 0.1%
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20	B1	$500	$542,500
Quicksilver, Inc.,
Gtd. Notes
6.875%	04/15/15(a)	Caa1	1,000	995,000

				1,537,500

Auto Parts & Equipment
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.750%	08/15/20	B1	250	284,375
Johnson Controls, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/21	Baa1	165	179,116
Visteon Corp.,
Gtd. Notes
6.750%	04/15/19	B2	500	525,000

				988,491

Automobile Manufacturers — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.250%	06/15/21(a)	B2	500	532,500
Daimler Finance North America LLC,
Gtd. Notes, 144A
1.300%	07/31/15	A3	1,205	1,209,742
1.950%	03/28/14	A3	1,950	1,975,231
2.625%	09/15/16	A3	195	203,443
2.950%	01/11/17	A3	400	421,156

				4,342,072

Banks — 0.9%
Ally Financial, Inc.,
Gtd. Notes
4.625%	06/26/15	B1	500	512,748
8.000%	11/01/31	B1	460	536,360
Amsouth Bancorp,
Sub. Debs.
6.750%	11/01/25	B1	100	102,627
Australia & New Zealand Banking Group Ltd. (Australia),
Cov’d. Bonds, 144A
2.400%	11/23/16	Aaa	317	332,121
Sr. Unsec’d. Notes, 144A
3.250%	03/01/16	Aa2	120	127,200
4.875%	01/12/21	Aa2	160	183,933
Bank of Montreal (Canada),
Cov’d. Bonds, 144A
1.300%	10/31/14	Aaa	250	254,625
Sr. Unsec’d. Notes, MTN
1.400%	09/11/17(a)	Aa2	341	342,756
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21	Aa3	735	797,581
5.450%	05/15/19	Aa3	300	356,532
Sr. Unsec’d. Notes, MTN
2.400%	01/17/17	Aa3	219	230,472
3.100%	01/15/15	Aa3	50	52,833

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
2.350%	02/23/17	Aa3	$226	$234,695
BankAmerica Institutional Capital B,
Ltd. Gtd. Notes, 144A
7.700%	12/31/26	Ba2	140	142,100
Branch Banking & Trust Co.,
Sub. Notes
0.734%(c)	05/23/17	A2	522	501,039
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.150%	03/23/15	Baa1	500	512,670
4.750%	07/15/21	Baa1	125	141,910
Comerica, Inc.,
Sr. Unsec’d. Notes
3.000%	09/16/15	A3	60	63,504
Commonwealth Bank of Australia (Australia),
Cov’d. Bonds, 144A
2.250%	03/16/17	Aaa	250	260,025
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands),
Bank Gtd. Notes
3.375%	01/19/17	Aa2	45	47,763
Bank Gtd. Notes, MTN
5.250%	05/24/41	Aa2	360	418,231
Sr. Unsec’d. Notes, 144A
3.200%	03/11/15	Aa2	500	523,617
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.250%	01/11/16(a)	A2	1,450	1,535,868
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17(a)	A1	1,000	1,044,400
DNB Boligkreditt A/S (Norway),
Cov’d. Bonds, 144A
2.100%	10/14/16	Aaa	379	393,023
HSBC USA, Inc.,
Sr. Unsec’d. Notes
2.375%	02/13/15(a)	A2	925	952,232
ING Bank NV (Netherlands),
Unsec’d. Notes, 144A
3.750%	03/07/17	A2	328	345,615
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	Baa1	100	116,941
Manufacturers & Traders Trust Co.,
Sub. Notes
6.625%	12/04/17	A3	250	301,161
National Australia Bank Ltd. (Australia),
Cov’d. Bonds, 144A
2.000%	06/20/17	Aaa	330	338,943
Sr. Unsec’d. Notes
2.750%	09/28/15	Aa2	220	228,624
Sr. Unsec’d. Notes, 144A
3.000%	07/27/16	Aa2	600	634,416
National Bank of Canada (Canada),
Cov’d. Bonds, 144A
1.650%	01/30/14	Aaa	250	254,225

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banks (cont’d.)
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17	Aa3	$1,350	$1,411,830
Sub. Notes, 144A
4.250%	09/21/22	Baa1	625	618,139
4.875%	05/13/21	Baa1	237	248,907
Oversea-Chinese Banking Corp. Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
1.625%	03/13/15	Aa1	200	202,089
PNC Bank NA,
Sub. Notes
6.000%	12/07/17	A3	253	302,369
Royal Bank of Canada (Canada),
Cov’d. Bonds
1.200%	09/19/17	Aaa	563	566,547
Sr. Notes, MTN
2.300%	07/20/16	Aa3	295	308,442
Royal Bank of Scotland PLC (The) (United Kingdom),
Bank Gtd. Notes
4.875%	03/16/15	A3	1,000	1,072,500
Sub. Notes, MTN
4.350%	01/23/17	Ba1	EUR 250	305,339
9.500%(c)	03/16/22	BBB-(d)	720	806,400
Stadshypotek AB (Sweden),
Cov’d. Bonds, 144A
1.450%	09/30/13	Aaa	349	352,246
1.875%	10/02/19	Aaa	530	529,841
Svenska Handelsbanken AB (Sweden),
Bank Gtd. Notes
3.125%	07/12/16	Aa3	250	265,000
Sr. Unsec’d. Notes, 144A
4.875%	06/10/14	Aa3	875	926,975
Swedbank AB (Sweden),
Sr. Unsec’d. Notes
2.125%	09/29/17	A2	1,965	1,968,985
US Bancorp,
Sr. Unsec’d. Notes
4.125%	05/24/21	Aa3	133	152,067
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17	Aa3	211	216,005
3.000%	03/15/22	Aa3	133	139,237
Westpac Banking Corp. (Australia),
Cov’d. Bonds, 144A
2.450%	11/28/16	Aaa	200	209,980
Sr. Unsec’d. Notes
4.875%	11/19/19	Aa2	200	228,348

				23,652,036

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
1.500%	07/14/14	A3	91	92,595
3.750%	07/15/42	A3	615	616,514
5.375%	01/15/20(a)	A3	1,510	1,874,923
8.000%	11/15/39	A3	160	262,073
Constellation Brands, Inc.,
Gtd. Notes
7.250%	09/01/16	Ba1	150	171,750
7.250%	05/15/17(a)	Ba1	400	467,000

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Beverages (cont’d.)
Diageo Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/11/17(a)	A3	$113	$114,963
5.750%	10/23/17	A3	180	219,740
PepsiCo, Inc.,
Sr. Unsec’d. Notes
1.250%	08/13/17	Aa3	250	252,220
3.000%	08/25/21	Aa3	94	99,754
SABMiller Holdings, Inc.,
Gtd. Notes, 144A
2.450%	01/15/17(a)	Baa1	1,220	1,276,072

				5,447,604

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.450%	10/01/20	Baa1	300	315,265
5.150%	11/15/41	Baa1	300	334,285
5.650%	06/15/42	Baa1	560	668,436
5.750%	03/15/40	Baa1	300	351,072
Celgene Corp.,
Sr. Unsec’d. Notes
1.900%	08/15/17	Baa2	195	197,800
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21	Baa1	1,380	1,582,428

				3,449,286

Building Materials
Cemex Espana Luxembourg (Spain),
Sr. Sec’d. Notes, 144A
9.250%	05/12/20(a)	B-(d)	225	224,482
9.875%	04/30/19	B-(d)	150	153,375
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.362%(c)	09/30/15(a)	B-(d)	500	477,496
CRH America, Inc.,
Gtd. Notes
6.000%	09/30/16	Baa2	75	83,668

				939,021

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
7.375%	11/01/29	Baa3	150	198,734
8.550%	05/15/19	Baa3	221	296,353
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
1.950%	01/15/16	A2	58	60,230
6.000%	07/15/18	A2	150	188,561
Ecolab, Inc.,
Sr. Unsec’d. Notes
5.500%	12/08/41	Baa1	295	366,879
Huntsman International LLC,
Gtd. Notes
5.500%	06/30/16(a)	B1	250	251,250
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19	B1	250	263,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals (cont’d.)
9.000%	05/15/15	B1	$250	$264,375
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21	Baa1	88	94,412
Potash Corp. of Saskatchewan, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	09/30/15	Baa1	200	216,710
PPG Industries, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/13	Baa1	200	204,643
7.400%	08/15/19	Baa1	250	311,382
Praxair, Inc.,
Sr. Unsec’d. Notes
4.375%	03/31/14	A2	275	290,732
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	Baa3	130	147,965

				3,155,351

Coal
Arch Coal, Inc.,
Gtd. Notes
8.750%	08/01/16(a)	B3	250	245,000
Peabody Energy Corp.,
Gtd. Notes, 144A
6.250%	11/15/21	Ba1	250	248,750

				493,750

Commercial Banks — 0.6%
Bank of America Corp.,
Jr. Sub. Notes
8.000%(c)	12/29/49	B1	546	594,561
8.125%(c)	12/29/49	B1	204	224,698
Sr. Unsec’d. Notes
3.750%	07/12/16	Baa2	1,430	1,517,200
3.875%	03/22/17(a)	Baa2	1,785	1,920,906
5.625%	10/14/16	Baa2	320	360,311
5.625%	07/01/20(a)	Baa2	830	946,457
5.875%	02/07/42(a)	Baa2	530	619,522
6.500%	08/01/16(a)	Baa2	267	308,788
Sr. Unsec’d. Notes, MTN
5.000%	05/13/21	Baa2	815	895,833
5.650%	05/01/18	Baa2	1,635	1,864,188
7.375%	05/15/14	Baa2	290	317,449
Sub. Notes
5.420%	03/15/17	Baa3	700	756,664
Bank of America NA,
Sub. Notes
0.669%(c)	06/15/16	Baa1	500	471,438
Bank of Nova Scotia (Canada),
Cov’d. Bonds, 144A
1.650%	10/29/15	Aaa	166	171,511
Sr. Unsec’d. Notes
3.400%	01/22/15	Aa1	120	127,587
Barclays Bank PLC (United Kingdom),
Cov’d. Bonds, 144A
2.500%	09/21/15	Aaa	200	207,448
Sr. Unsec’d. Notes
2.750%	02/23/15	A2	625	644,899

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
5.200%	07/10/14	A2	$1,800	$1,921,383
Sub. Notes, 144A
10.179%	06/12/21	Baa3	80	103,930
BB&T Corp.,
Sr. Unsec’d. Notes, MTN
3.950%	04/29/16	A2	515	568,141
Sub. Notes
4.900%	06/30/17	A3	80	89,819
KeyBank NA,
Sub. Notes
5.700%	11/01/17	Baa1	205	231,792
National City Corp.,
Sub. Notes
6.875%	05/15/19	Baa1	100	123,453
Toronto-Dominion Bank (The) (Canada),
Cov’d. Bonds, 144A
2.200%	07/29/15	Aaa	115	120,394
Sr. Unsec’d. Notes
2.500%	07/14/16	Aaa	287	303,457

				15,411,829

Commercial Services — 0.3%
ACE Cash Express, Inc.,
Sr. Sec’d. Notes, 144A
11.000%	02/01/19	B3	770	723,800
ADT Corp. (The),
Gtd. Notes, 144A
3.500%	07/15/22	Baa2	35	36,361
4.875%	07/15/42	Baa2	37	40,054
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
8.250%	01/15/19	B2	150	163,312
9.625%	03/15/18	B2	500	555,000
9.750%	03/15/20	B2	100	114,250
Catalent Pharma Solutions, Inc.,
Gtd. Notes, PIK
9.500%	04/15/15	Caa1	303	309,063
Ceridian Corp,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19	B1	47	50,760
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14	Baa1	231	233,986
2.750%	03/15/17	Baa1	24	24,719
5.625%	03/15/42	Baa1	47	50,245
6.700%	06/01/34	Baa1	110	131,348
Sr. Notes, 144A
4.500%	08/16/21	Baa1	105	114,726
Geo Group, Inc. (The),
Gtd. Notes
7.750%	10/15/17	B1	250	269,375
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
7.000%	09/01/22	B3	47	48,880
Harland Clarke Holdings Corp.,
Gtd. Notes
6.000%(c)	05/15/15	Caa1	232	169,360
9.500%	05/15/15(a)	Caa1	613	508,790
Sr. Sec’d. Notes, 144A

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Services (cont’d.)
9.750%	08/01/18	B1	$105	$100,275
Hertz Corp. (The),
Gtd. Notes
6.750%	04/15/19(a)	B2	175	184,625
RR Donnelley & Sons Co.,
Sr. Unsec’d. Notes
6.125%	01/15/17	Ba3	250	246,250
7.625%	06/15/20(a)	Ba3	450	446,625
Service Corp. International,
Sr. Unsec’d. Notes
7.000%	05/15/19	Ba3	900	994,500
Speedy Cash Intermediate Holdings Corp.,
Sr. Sec’d. Notes, 144A
10.750%	05/15/18	B3	250	263,750
TransUnion Holding Co., Inc.,
Sr. Unsec’d. Notes, PIK, 144A
9.625%	06/15/18	Caa1	263	286,670
UR Merger Sub Corp.,
Gtd. Notes, 144A
7.625%	04/15/22	B3	500	547,500

				6,614,224

Computers — 0.2%
Dell, Inc.,
Sr. Unsec’d. Notes
3.100%	04/01/16	A2	183	194,471
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
2.600%	09/15/17(a)	A3	83	83,260
4.050%	09/15/22	A3	39	39,455
4.300%	06/01/21	A3	333	339,576
4.650%	12/09/21	A3	200	208,539
6.000%	09/15/41(a)	A3	1,190	1,254,951
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.875%	05/15/19	Aa3	190	197,063
1.875%	08/01/22	Aa3	580	564,571
1.950%	07/22/16	Aa3	147	153,533
4.000%	06/20/42	Aa3	254	277,036
7.625%	10/15/18	Aa3	820	1,110,821
Sungard Data Systems, Inc.,
Gtd. Notes
10.250%	08/15/15	Caa1	500	512,500
Unisys Corp.,
Sr. Unsec’d. Notes
6.250%	08/15/17	B1	107	111,815

				5,047,591

Construction & Engineering — 0.1%
BAA Funding Ltd. (Channel Islands),
Sr. Sec’d. Notes, 144A
2.500%	06/25/17	A-(d)	1,785	1,821,061
Fluor Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/21	A3	153	162,576
New Enterprise Stone & Lime Co., Inc.,
Gtd. Notes, PIK, 144A
13.000%	03/15/18	Caa1	147	151,029

				2,134,666

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Consumer Products — 0.1%
Armored Autogroup, Inc.,
Gtd. Notes
9.250%	11/01/18	Caa1		$144	$128,880
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19(a)	Caa2		750	765,000
9.875%	08/15/19	Caa2		285	303,169
Sr. Sec’d. Notes
7.875%	08/15/19	B1		800	864,000

					2,061,049

Containers & Packaging — 0.1%
Ardagh Packaging Finance PLC (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20(a)	B3		700	742,000
Sr. Sec’d. Notes, 144A
7.375%	10/15/17	Ba3	EUR	200	273,073
7.375%	10/15/17(a)	Ba3		200	214,500
9.250%	10/15/20	B3	EUR	200	264,078
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Gtd. Notes, 144A
9.125%	10/15/20	B3		225	237,375
Berry Plastics Corp.,
Sec’d. Notes
4.264%(c)	09/15/14	Caa1		150	148,875
9.500%	05/15/18	Caa1		112	122,920
9.750%	01/15/21	Caa1		125	142,500
CB Smurfit Stone Escrow,
Notes
8.000%	06/30/30	NR		300	6,000
Sealed Air Corp.,
Gtd. Notes, 144A
8.125%	09/15/19	B1		400	445,000

					2,596,321

Distribution/Wholesale — 0.1%
Arrow Electronics, Inc.,
Sr. Unsec’d. Notes
3.375%	11/01/15	Baa3		40	41,770
6.000%	04/01/20	Baa3		100	112,930
6.875%	07/01/13	Baa3		160	167,210
7.500%	01/15/27	Baa3		150	181,114
HD Supply, Inc.,
Sr. Sec’d. Notes, 144A
8.125%	04/15/19	B2		132	143,220
Intcomex, Inc.,
Sec’d. Notes
13.250%	12/15/14	B3		500	511,250
VWR Funding, Inc.,
Gtd. Notes, 144A
7.250%	09/15/17	Caa1		115	119,169

					1,276,663

Diversified Financial Services — 2.2%
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.750%	04/15/17	Ba3		500	538,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
American Express Co.,
Sr. Unsec’d. Notes
7.000%	03/19/18	A3	$320	$404,996
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.375%	03/24/17(a)	A2	83	87,303
2.800%	09/19/16	A2	100	106,323
5.125%	08/25/14	A2	300	324,522
5.875%	05/02/13	A2	100	103,139
American Honda Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.600%	09/20/16	A1	328	345,697
Aon Corp.,
Gtd. Notes
3.500%	09/30/15	Baa2	34	36,035
Sr. Unsec’d. Notes
3.125%	05/27/16	Baa2	125	132,407
6.250%	09/30/40	Baa2	33	42,670
BlackRock, Inc.,
Sr. Unsec’d. Notes
3.375%	06/01/22	A1	150	158,857
6.250%	09/15/17	A1	240	293,648
Blackstone Holdings Finance Co. LLC,
Sr. Unsec’d. Notes, 144A
5.875%	03/15/21	A(d)	560	623,729
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.,
Gtd. Notes, 144A
8.375%	02/15/18	Caa1	34	35,360
Caisse Centrale Desjardins du Quebec (Canada),
Cov’d. Bonds, 144A
2.550%	03/24/16	Aaa	291	309,420
Capital One Bank USA NA,
Sub. Notes
8.800%	07/15/19	Baa1	1,650	2,177,701
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
2.850%	06/01/22	A2	247	255,083
Unsec’d. Notes, MTN
2.000%	04/05/13	A2	550	554,855
CME Group, Inc.,
Sr. Unsec’d. Notes
3.000%	09/15/22	Aa3	180	180,969
5.750%	02/15/14	Aa3	78	83,392
CNG Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	05/15/20	B3	465	477,788
Community Choice Financial, Inc.,
Sr. Sec’d. Notes, 144A
10.750%	05/01/19	B3	135	131,625
Countrywide Financial Corp.,
Sub. Notes
6.250%	05/15/16	Baa3	200	218,083
Discover Financial Services,
Sr. Unsec’d. Notes
6.450%	06/12/17	Ba1	685	777,654
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30	Baa3	800	1,088,000

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.000%	06/12/17(a)	Baa3	$2,585	$2,631,251
3.984%	06/15/16	Baa3	353	372,063
4.207%	04/15/16	Baa3	327	346,536
4.250%	02/03/17(a)	Baa3	1,195	1,270,040
5.000%	05/15/18	Baa3	250	272,931
5.750%	02/01/21	Baa3	460	515,232
6.625%	08/15/17	Baa3	400	463,966
General Electric Capital Corp.,
Sr. Unsec’d. Notes
2.250%	11/09/15	A1	375	388,362
4.625%	01/07/21(a)	A1	750	837,571
Sr. Unsec’d. Notes, MTN
1.152%(c)	04/24/14(a)	A1	2,500	2,516,062
4.375%	09/16/20(a)	A1	2,505	2,762,529
5.625%	09/15/17	A1	1,200	1,413,196
5.875%	01/14/38(a)	A1	2,150	2,562,071
6.000%	08/07/19(a)	A1	1,850	2,250,138
Goldman Sachs Group, Inc. (The),
Sr. Notes
6.250%	02/01/41(a)	A3	1,355	1,567,692
Sr. Unsec’d. Notes
5.250%	07/27/21	A3	173	190,721
5.375%	03/15/20	A3	370	412,907
5.750%	01/24/22(a)	A3	1,415	1,629,905
5.950%	01/18/18	A3	100	116,125
6.150%	04/01/18	A3	230	268,451
7.500%	02/15/19(a)	A3	1,960	2,430,774
Sr. Unsec’d. Notes, MTN
3.700%	08/01/15(a)	A3	200	210,949
HSBC Finance Corp.,
Sr. Unsec’d. Notes
0.705%(c)	01/15/14	Baa1	2,150	2,136,350
5.000%	06/30/15	Baa1	350	377,788
ILFC E-Capital Trust I,
Ltd. Gtd. Notes, 144A
4.520%(c)	12/21/65	B2	500	340,000
ILFC E-Capital Trust II,
Ltd. Gtd. Notes, 144A
6.250%(c)	12/21/65	B2	350	276,500
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/15	Ba3	750	854,062
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15	Baa3	185	186,156
8.500%	07/15/19	Baa3	580	665,550
John Deere Capital Corp.,
Unsec’d. Notes
1.200%	10/10/17(a)	A2	98	98,467
2.250%	04/17/19	A2	133	138,532
Macquarie Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
3.450%	07/27/15	A2	100	102,344
5.000%	02/22/17	A2	378	403,742
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
6.250%	01/14/21	A3	282	305,068

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
7.300%	08/01/14	A3	$315	$339,248
MassMutual Global Funding II,
Sr. Sec’d. Notes, 144A
2.000%	04/05/17	Aa2	200	205,381
2.300%	09/28/15	Aa2	100	103,801
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes
6.400%	08/28/17	Baa2	1,555	1,809,029
Sr. Unsec’d. Notes, MTN
5.000%	01/15/15	Baa2	700	751,861
Morgan Stanley,
Sr. Unsec’d. Notes
4.000%	07/24/15	Baa1	650	676,121
4.750%	03/22/17(a)	Baa1	315	337,731
5.750%	01/25/21	Baa1	340	373,201
6.000%	05/13/14	Baa1	100	105,996
6.375%	07/24/42	Baa1	725	798,489
7.300%	05/13/19	Baa1	950	1,120,995
Sr. Unsec’d. Notes, MTN
5.550%	04/27/17	Baa1	1,300	1,425,220
5.625%	09/23/19	Baa1	1,050	1,147,103
6.625%	04/01/18(a)	Baa1	1,385	1,591,282
National Rural Utilities Cooperative Finance Corp.,
Sec’d. Notes
10.375%	11/01/18	A1	110	162,774
Nationstar Mortgage LLC/Nationstar Capital Corp.,
Gtd. Notes, 144A
9.625%	05/01/19	B2	226	246,905
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
5.000%	03/04/15	Baa3	400	422,280
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.600%	03/15/17	A1	99	101,092
PNC Funding Corp.,
Bank Gtd. Notes
2.700%	09/19/16	A3	1,095	1,167,271
5.125%	02/08/20	A3	300	355,489
6.700%	06/10/19(a)	A3	160	203,540
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19	B3	30	31,875
SquareTwo Financial Corp.,
Sec’d. Notes
11.625%	04/01/17(a)	B2	784	693,840
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.000%	09/15/16(a)	Aa3	1,945	2,020,756

				56,993,317

Diversified Machinery
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17	NR	75	87,938
Deere & Co.,
Sr. Unsec’d. Notes
2.600%	06/08/22	A2	45	46,189
3.900%	06/09/42	A2	688	711,653

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Machinery (cont’d.)
SPL Logistics Escrow LLC/SPL Logistics Finance Corp.,
Sr. Sec’d. Notes, 144A
8.875%	08/01/20	B2	$21	$22,470

				868,250

Diversified Manufacturing — 0.1%
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18	B1	250	270,000
Danaher Corp.,
Sr. Unsec’d. Notes
3.900%	06/23/21	A2	139	157,553
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.900%	09/01/42	A1	496	500,677
J.B. Poindexter & Co., Inc.,
Unsec’d. Notes, 144A
9.000%	04/01/22	B2	60	60,000
RBS Global, Inc./Rexnord LLC,
Gtd. Notes
8.500%	05/01/18	B3	250	275,625
Tyco Flow Control International Finance SA,
Gtd. Notes, 144A
3.150%	09/15/22	Baa2	515	516,854

				1,780,709

Electric — 1.1%
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	10/15/17	Ba3	290	334,950
AES Eastern Energy LP,
Series 99-B, Pass-Through Certificates(i)
9.670%	01/02/29	NR	180	7,212
Alabama Power Co.,
Sr. Unsec’d. Notes
5.875%	12/01/22	A2	160	202,642
6.125%	05/15/38	A2	30	40,358
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.600%	03/30/21	Baa2	150	173,879
Arizona Public Service Co.,
Sr. Unsec’d. Notes
4.500%	04/01/42	Baa1	56	60,457
5.050%	09/01/41	Baa1	107	123,800
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
2.800%	08/15/22	Baa1	620	626,026
Cleveland Electric Illuminating Co. (The),
First Mortgage
8.875%	11/15/18	Baa1	120	162,226
Commonwealth Edison Co.,
First Mortgage
3.400%	09/01/21(a)	A3	1,050	1,143,717
5.800%	03/15/18	A3	274	336,046
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.200%	03/15/42	A3	69	75,866
5.850%	04/01/18	A3	1,275	1,580,750

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Consumers Energy Co.,
First Mortgage
2.850%	05/15/22	A3	$100	$104,394
Detroit Edison Co. (The),
General Ref. Mortgage
2.650%	06/15/22	A2	53	54,664
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
4.900%	08/01/41	Baa2	632	731,628
5.250%	08/01/33	Baa2	155	179,416
6.000%	11/30/17	Baa2	250	304,083
Duke Energy Carolinas LLC,
First Mortgage
3.900%	06/15/21	A1	200	225,314
First Ref. Mortgage
6.000%	01/15/38	A1	31	40,708
7.000%	11/15/18	A1	100	130,786
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	Baa2	1,500	1,754,398
Duke Energy Indiana, Inc.,
First Mortgage
3.750%	07/15/20	A2	90	99,743
Dynegy Holdings LLC,
Gtd. Notes(i)
7.625%	10/15/26	NR	24	13,440
Sr. Unsec’d. Notes(i)
7.750%	06/01/19	NR	676	381,940
Edison Mission Energy,
Sr. Unsec’d. Notes
7.000%	05/15/17	Ca	750	388,125
7.200%	05/15/19	Ca	250	128,750
Enel Finance International NV (Netherlands),
Gtd. Notes, 144A
5.125%	10/07/19	Baa1	250	259,576
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.,
Sec’d. Notes, 144A
11.750%	03/01/22	Caa3	87	92,438
Sr. Sec’d. Notes
10.000%	12/01/20	Caa3	500	562,500
Sr. Sec’d. Notes, 144A
6.875%	08/15/17	Caa3	29	30,015
Entergy Arkansas, Inc.,
First Mortgage
3.750%	02/15/21	A3	1,035	1,129,081
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
4.000%	10/01/20	Baa1	270	286,363
Florida Power & Light Co.,
First Mortgage
4.050%	06/01/42	Aa3	200	213,807
Georgia Power Co.,
Sr. Unsec’d. Notes
3.000%	04/15/16	A3	1,030	1,104,608
4.300%	03/15/42	A3	10	10,667
Great Plains Energy, Inc.,
Sr. Unsec’d. Notes
4.850%	06/01/21	Baa3	22	24,398

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes
8.400%	01/15/22	Aa2	$120	$173,042
9.400%	02/01/21	Aa2	130	194,584
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes
7.000%	03/15/19(a)	Baa2	170	212,011
John Sevier Combined Cycle Generation LLC,
Sec’d. Notes
4.626%	01/15/42	Aaa	228	260,528
Kansas City Power & Light Co.,
Sr. Unsec’d. Notes
5.300%	10/01/41	Baa2	300	348,565
LG&E and KU Energy LLC,
Sr. Unsec’d. Notes
2.125%	11/15/15	Baa2	1,185	1,207,170
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
6.125%	04/01/36	Baa1	240	307,050
Nevada Power Co.,
General Ref. Mortgage
5.375%	09/15/40	Baa1	125	152,175
6.500%	08/01/18	Baa1	305	388,575
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.200%	06/01/15	Baa1	39	39,247
NiSource Finance Corp.,
Gtd. Notes
4.450%	12/01/21	Baa3	480	533,790
5.800%	02/01/42	Baa3	699	826,375
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	Ba1	580	670,224
Oglethorpe Power Corp.,
First Mortgage
5.375%	11/01/40	Baa1	375	453,151
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
5.250%	09/30/40	Baa2	545	581,149
6.375%	01/15/15	Baa2	100	111,120
6.800%	09/01/18	Baa2	160	197,465
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
2.450%	08/15/22	A3	113	112,930
4.450%	04/15/42	A3	297	324,612
5.400%	01/15/40	A3	340	420,807
8.250%	10/15/18	A3	130	178,522
PacifiCorp,
First Mortgage
2.950%	02/01/22	A2	1,760	1,865,086
Peco Energy Co.,
First Mortgage
2.375%	09/15/22	A1	150	151,168
PPL Capital Funding, Inc.,
Gtd. Notes
4.200%	06/15/22	Baa3	100	106,584
PPL WEM Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.375%	05/01/21	Baa3	280	312,298

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Progress Energy, Inc.,
Sr. Unsec’d. Notes
3.150%	04/01/22(a)	Baa2	$1,188	$1,209,821
4.400%	01/15/21	Baa2	93	104,463
7.750%	03/01/31	Baa2	150	211,379
PSEG Power LLC,
Gtd. Notes
4.150%	09/15/21	Baa1	50	54,128
5.320%	09/15/16	Baa1	350	398,029
Public Service Co. of Colorado,
First Mortgage
3.200%	11/15/20	A2	36	39,399
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19	Baa1	135	157,002
Public Service Electric & Gas Co.,
First Mortgage
2.700%	05/01/15	A1	155	163,076
Sec’d. Notes, MTN
3.650%	09/01/42	A1	75	75,463
San Diego Gas & Electric Co.,
First Mortgage
6.000%	06/01/26	Aa3	120	164,870
Southern California Edison Co.,
First Mortgage
5.500%	03/15/40	A1	80	104,097
Sr. Unsec’d. Notes
6.650%	04/01/29	A3	150	199,486
Southern Co. (The),
Sr. Unsec’d. Notes
1.950%	09/01/16	Baa1	104	107,326
Southern Power Co.,
Sr. Unsec’d. Notes
5.150%	09/15/41(a)	Baa1	570	653,300
Southwestern Public Service Co.,
Sr. Unsec’d. Notes
8.750%	12/01/18	Baa2	230	316,315
Tampa Electric Co.,
Sr. Unsec’d. Notes
2.600%	09/15/22(a)	A3	780	789,106
Virginia Electric and Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22(a)	A3	375	397,294
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
2.950%	09/15/21	A2	7	7,374
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.700%	05/15/20	Baa1	1,300	1,523,060

				29,921,987

Electronics
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/22	Ba1	30	29,850
Koninklijke Philips Electronics NV (Netherlands),
Sr. Unsec’d. Notes
3.750%	03/15/22	A3	145	156,905
7.200%	06/01/26	A3	205	273,308

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronics (cont’d.)
NXP BV/NXP Funding LLC (Netherlands),
Sr. Sec’d. Notes, 144A
9.750%	08/01/18	B3	$580	$667,000
Viasystems, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	05/01/19	B2	57	56,858

				1,183,921

Entertainment — 0.1%
AMC Entertainment, Inc.,
Gtd. Notes
9.750%	12/01/20	Caa1	500	563,125
Chukchansi Economic Development Authority,
Sec’d. Notes, 144A
9.750%	05/30/20	Caa2	736	515,200
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19	B3	65	67,600
Peninsula Gaming LLC/Peninsula Gaming Corp.,
Gtd. Notes
10.750%	08/15/17	Caa1	395	446,350
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.750%	05/15/20(a)	B3	75	82,781
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A
9.375%	06/15/15	Caa2	750	618,750
Vail Resorts, Inc.,
Gtd. Notes
6.500%	05/01/19	Ba3	400	435,000
WMG Acquisition Corp.,
Gtd. Notes
11.500%	10/01/18	B3	163	183,375

				2,912,181

Environmental Control — 0.1%
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22(a)	Baa3	179	188,166
Waste Management, Inc.,
Gtd. Notes
2.600%	09/01/16	Baa3	1,550	1,627,072
4.600%	03/01/21	Baa3	74	84,294
4.750%	06/30/20	Baa3	100	114,705

				2,014,237

Financial – Bank & Trust — 1.1%
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.250%	03/15/18	B1	220	235,950
Sr. Unsec’d. Notes, 144A
4.750%	02/15/15	B1	435	453,488
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.587%	12/15/15	Baa2	254	275,597
4.750%	05/19/15	Baa2	1,245	1,340,226
5.375%	08/09/20	Baa2	1,456	1,683,308
5.875%	05/29/37	Baa2	1,180	1,387,606
5.875%	01/30/42	Baa2	450	542,158

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Financial – Bank & Trust (cont’d.)
6.000%	08/15/17	Baa2	$6	$6,989
6.125%	11/21/17(a)	Baa2	1,200	1,411,973
Sub. Notes
0.678%(c)	06/09/16(a)	Baa3	1,230	1,136,740
Unsec’d. Notes
8.500%	05/22/19	Baa2	490	648,028
Credit Suisse (Switzerland),
Sr. Unsec’d. Notes
5.300%	08/13/19(a)	A1	1,185	1,394,032
Sub. Notes
5.400%	01/14/20	Baa2	810	885,307
HSBC Bank PLC (United Kingdom),
Sr. Notes, 144A
4.125%	08/12/20	Aa3	1,142	1,257,607
Sr. Unsec’d. Notes, 144A
3.100%	05/24/16	Aa3	196	206,542
4.750%	01/19/21	Aa3	300	344,049
HSBC Bank USA NA,
Sub. Notes
4.625%	04/01/14	A2	200	209,749
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	03/30/22	Aa3	343	368,011
5.100%	04/05/21	Aa3	2,031	2,346,288
UBS AG (Switzerland),
Notes
3.875%	01/15/15(a)	A2	880	932,687
Sr. Unsec’d. Notes
5.750%	04/25/18	A2	265	312,283
5.875%	12/20/17(a)	A2	1,850	2,189,913
Wachovia Bank NA,
Sub. Notes
6.000%	11/15/17	A1	600	723,553
Wachovia Capital Trust III,
Ltd. Gtd. Notes
5.570%(c)	03/29/49	Baa3	250	247,188
Wachovia Corp.,
Sr. Unsec’d. Notes, MTN
5.750%	02/01/18	A2	1,400	1,690,618
Wells Fargo & Co.,
Sr. Notes
1.500%	07/01/15	A2	1,050	1,067,666
Sr. Unsec’d. Notes
3.676%	06/15/16	A2	5,240	5,703,845
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22(a)	A2	670	714,526

				29,715,927

Food — 0.4%
Bumble Bee Acquisition Corp.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17	B2	407	425,824
ConAgra Foods Inc,
Sr. Unsec’d. Notes
2.100%	03/15/18	Baa2	61	61,907
Dean Foods Co.,
Gtd. Notes
9.750%	12/15/18	B2	215	245,100

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Food (cont’d.)
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19(a)	B3	$350	$360,062
JBS USA LLC/JBS USA Finance, Inc.,
Gtd. Notes
11.625%	05/01/14	B1	50	56,125
Sr. Unsec’d. Notes, 144A
7.250%	06/01/21	B1	75	70,500
8.250%	02/01/20(a)	B1	69	68,828
Kellogg Co.,
Sr. Unsec’d. Notes
3.125%	05/17/22	Baa1	109	114,726
Kraft Foods Group, Inc.,
Gtd. Notes, 144A
1.625%	06/04/15	Baa2	970	984,691
3.500%	06/06/22	Baa2	800	845,273
5.000%	06/04/42(a)	Baa2	59	65,819
5.375%	02/10/20(a)	Baa2	314	373,190
6.875%	01/26/39	Baa2	218	297,530
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20(a)	Baa2	3,271	3,946,023
6.500%	08/11/17	Baa2	150	184,423
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40	Baa2	23	24,858
6.800%	12/15/18	Baa2	55	67,573
7.500%	04/01/31	Baa2	110	144,269
Sr. Unsec’d. Notes
2.200%	01/15/17	Baa2	93	95,253
3.400%	04/15/22	Baa2	290	302,044
5.000%	04/15/42	Baa2	220	230,896
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes
6.625%	08/15/22	B1	8	8,300
SUPERVALU, Inc.,
Sr. Unsec’d. Notes
8.000%	05/01/16(a)	Caa1	250	223,125

				9,196,339

Forest Products & Paper — 0.1%
Appleton Papers, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	06/15/15	B1	610	648,125
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20	Ba3	75	82,312
International Paper Co.,
Sr. Unsec’d. Notes
6.000%	11/15/41(a)	Baa3	570	694,566
NewPage Corp.,
Sr. Sec’d. Notes(i)
11.375%	12/31/14	NR	700	441,000
Resolute Forest Products,
Sr. Sec’d. Notes
10.250%	10/15/18	B1	750	853,125

				2,719,128

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Gas — 0.1%
AGL Capital Corp.,
Gtd. Notes
3.500%	09/15/21	Baa1	$150	$161,215
5.875%	03/15/41	Baa1	91	119,531
6.375%	07/15/16	Baa1	150	174,614
Atmos Energy Corp.,
Sr. Unsec’d. Notes
4.950%	10/15/14	Baa1	120	129,922
Boston Gas Co.,
Sr. Unsec’d. Notes, 144A
4.487%	02/15/42	A3	101	111,007
Sempra Energy,
Sr. Unsec’d. Notes
2.300%	04/01/17	Baa1	900	941,900
2.875%	10/01/22	Baa1	535	541,413
6.000%	10/15/39	Baa1	150	194,370
9.800%	02/15/19	Baa1	320	451,216

				2,825,188

Healthcare Products
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
7.750%	04/15/18	Caa1	250	228,125
Kinetic Concepts, Inc./KCI USA, Inc.,
Sec’d. Notes, 144A
10.500%	11/01/18	B3	350	370,125

				598,250

Healthcare Services — 0.3%
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42(a)	Baa1	450	456,879
6.750%	12/15/37	Baa1	100	132,490
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17	B3	39	41,584
CIGNA Corp.,
Sr. Unsec’d. Notes
4.375%	12/15/20	Baa2	975	1,070,512
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.450%	06/15/21	Baa3	715	837,060
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21(a)	B3	250	272,500
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22(a)	B3	500	566,250
Sr. Sec’d. Notes
7.250%	09/15/20	Ba3	494	553,280
8.500%	04/15/19	Ba3	31	34,952
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16	BB-(d)	250	272,500
Healthsouth Corp.,
Gtd. Notes
7.250%	10/01/18	B1	350	378,875

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Healthcare Services (cont’d.)
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	Caa1	$42	$40,110
MultiPlan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18(a)	Caa1	240	265,200
National Mentor Holdings, Inc.,
Gtd. Notes, 144A
12.500%	02/15/18	Caa2	100	102,000
Oncology, Inc., Escrow,
Notes
9.130%	08/15/17	NR	250	—
OnCure Holdings, Inc.,
Sec’d. Notes
11.750%	05/15/17	Caa3	85	50,150
Roche Holdings, Inc.,
Gtd. Notes, 144A
7.000%	03/01/39	A1	250	376,727
Select Medical Corp.,
Gtd. Notes
7.625%	02/01/15	B3	15	15,206
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes
9.250%	02/01/15	Caa1	250	281,250
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/21	A3	124	132,205
3.875%	10/15/20	A3	690	759,344
5.700%	10/15/40	A3	830	1,006,486
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
8.000%	02/01/18	B3	100	106,750
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23(a)	Baa2	35	35,400
4.625%	05/15/42	Baa2	365	368,459
4.650%	01/15/43	Baa2	141	143,821

				8,299,990

Holding Companies – Diversified — 0.1%
Hutchison Whampoa International 03/13 Ltd. (Cayman Islands),
Gtd. Notes, 144A
6.500%	02/13/13	A3	1,000	1,019,609
Hutchison Whampoa International 10 Ltd. (Cayman Islands),
Gtd. Notes, 144A
6.000%(c)	12/29/49	Baa2	650	671,125
Hutchison Whampoa International 11 Ltd. (Cayman Islands),
Gtd. Notes, 144A
3.500%	01/13/17	A3	435	461,394

				2,152,128

Home Builders
K Hovnanian Enterprises, Inc.,
Sec’d. Notes, 144A
9.125%	11/15/20	Caa2	38	38,238
Sr. Sec’d. Notes, 144A
7.250%	10/15/20	B3	75	76,875

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Home Builders (cont’d.)
KB Home,
Gtd. Notes
7.500%	09/15/22	B2	$34	$36,805
Lennar Corp.,
Gtd. Notes
12.250%	06/01/17	B1	115	154,100
Gtd. Notes, 144A
4.750%	12/15/17	B1	32	33,040
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18	B3	110	126,912
8.375%	01/15/21	B3	80	91,300
10.750%	09/15/16	B3	160	195,600

				752,870

Home Furnishings
Sealy Mattress Co.,
Gtd. Notes
8.250%	06/15/14(a)	Caa1	360	364,950
Simmons Bedding Co.,
Sr. Sec’d. Notes, 144A
11.250%	07/15/15	B2	250	258,875

				623,825

Household Products/Wares — 0.1%
American Standard Americas,
Sr. Sec’d. Notes, 144A
10.750%	01/15/16	Caa1	260	245,700
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18	B2	400	424,000
Jarden Corp.,
Gtd. Notes
7.500%	05/01/17	B2	500	572,500
Newell Rubbermaid, Inc.,
Sr. Unsec’d. Notes
4.700%	08/15/20	Baa3	73	80,203
Spectrum Brands, Inc.,
Sr. Sec’d. Notes
9.500%	06/15/18	B1	250	281,875

				1,604,278

Insurance — 0.9%
ACE INA Holdings, Inc.,
Gtd. Notes
5.600%	05/15/15	A3	170	190,530
Aflac, Inc.,
Sr. Unsec’d. Notes
4.000%	02/15/22	A3	195	213,534
8.500%	05/15/19	A3	110	147,334
AIG Sunamerica Global Financing X,
Sr. Sec’d. Notes, 144A
6.900%	03/15/32	A2	185	243,115
Allstate Corp. (The),
Sr. Unsec’d. Notes
7.450%	05/16/19	A3	150	196,348
Allstate Life Global Funding Trusts,
Sr. Sec’d. Notes, MTN
5.375%	04/30/13	A1	150	154,354

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
American International Group, Inc.,
Jr. Sub. Debs.
8.175%(c)	05/15/68	Baa2		$500	$611,875
Jr. Sub. Notes, 144A
8.625%(c)	05/22/68	Baa2	GBP	350	649,959
Sr. Unsec’d. Notes
4.875%	09/15/16	Baa1		1,000	1,116,243
6.400%	12/15/20	Baa1		2,500	3,045,230
ASIF Global Financing XIX,
Sr. Sec’d. Notes, 144A
4.900%	01/17/13	A2		186	186,930
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.450%	12/15/15	Aa2		133	140,100
3.000%	05/15/22(a)	Aa2		1,175	1,218,092
4.400%	05/15/42	Aa2		165	169,818
5.400%	05/15/18	Aa2		700	843,917
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
1.900%	01/31/17(a)	Aa2		850	880,098
Catlin Insurance Co. Ltd. (Bermuda),
Jr. Sub. Notes, 144A
7.249%(c)	07/29/49	BBB+(d)		375	366,094
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21	Baa2		400	465,196
5.850%	12/15/14	Baa2		100	108,491
5.875%	08/15/20	Baa2		125	145,938
Genworth Financial, Inc.,
Sr. Unsec’d. Notes
7.700%	06/15/20	Baa3		50	52,239
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
5.125%	04/15/22(a)	Baa3		745	836,815
6.625%	03/30/40	Baa3		368	443,271
Hub International Ltd. (Canada),
Gtd. Notes, 144A
8.125%	10/15/18	Caa2		141	142,762
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A
5.375%	05/08/13	A1		190	195,608
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.950%	05/01/22(a)	Baa2		62	64,852
7.800%	03/07/87	Baa3		150	162,750
10.750%(c)	06/15/88	Baa3		530	768,500
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22(a)	Baa2		29	30,319
4.850%	06/24/21	Baa2		30	32,581
Massachusetts Mutual Life Insurance Co.,
Sub. Notes, 144A
5.375%	12/01/41	A1		66	75,136
MetLife Institutional Funding II,
Sec’d. Notes, 144A
1.361%(c)	04/04/14	Aa3		153	154,212
1.625%	04/02/15	Aa3		3,630	3,684,192

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
MetLife, Inc.,
Sr. Unsec’d. Notes
4.125%	08/13/42	A3	$135	$132,919
4.750%	02/08/21	A3	570	660,619
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, 144A
2.000%	01/10/14	Aa3	200	202,922
2.500%	01/11/13	Aa3	300	301,646
3.650%	06/14/18	Aa3	120	132,228
3.875%	04/11/22	Aa3	307	334,765
5.125%	06/10/14	Aa3	1,600	1,715,926
Nationwide Mutual Insurance Co.,
Sub. Notes, 144A
6.600%	04/15/34	A3	85	85,283
9.375%	08/15/39	A3	300	410,506
New York Life Global Funding,
Sr. Sec’d. Notes, 144A
3.000%	05/04/15(a)	Aaa	630	666,769
Pacific Life Global Funding,
Sr. Sec’d. Notes, 144A
5.000%	05/15/17	A1	200	214,336
Pacific Life Insurance Co.,
Sub. Notes, 144A
9.250%	06/15/39	A3	110	145,728
Principal Life Income Funding Trusts,
Sr. Sec’d. Notes, MTN
5.300%	12/14/12	Aa3	160	161,566
Travelers Property Casualty Corp.,
Sr. Unsec’d. Notes
7.750%	04/15/26	A2	190	269,907
USI Holdings Corp.,
Gtd. Notes, 144A
4.310%(c)	11/15/14	Caa1	250	241,875

				23,413,428

Internet Software & Services
eBay, Inc.,
Sr. Unsec’d. Notes
1.350%	07/15/17	A2	114	115,367
3.250%	10/15/20	A2	285	306,578
4.000%	07/15/42	A2	53	51,593

				473,538

Iron/Steel
Steel Dynamics, Inc.,
Gtd. Notes, 144A
6.125%	08/15/19(a)	Ba2	60	62,400
6.375%	08/15/22	Ba2	60	61,950
United States Steel Corp.,
Sr. Unsec’d. Notes
6.050%	06/01/17	B1	125	124,062
7.000%	02/01/18	B1	35	35,088
7.375%	04/01/20(a)	B1	90	89,550

				373,050

Leisure Time
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16	B2	250	270,312

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Leisure Time (cont’d.)
Icon Health & Fitness, Inc.,
Sr. Sec’d. Notes, 144A
11.875%	10/15/16	B2	$242	$226,572
Sabre, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/19	B1	350	359,625

				856,509

Lodging — 0.2%
Ameristar Casinos, Inc.,
Gtd. Notes, 144A
7.500%	04/15/21	B3	80	86,000
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes
11.250%	06/01/17	B2	250	268,750
CityCenter Holdings LLC/CityCenter Finance Corp.,
Sec’d. Notes, PIK
10.750%	01/15/17(a)	Caa2	274	292,005
Sr. Sec’d. Notes
7.625%	01/15/16	B1	500	533,750
Downstream Development Authority of the Quapaw Tribe of Oklahoma,
Sr. Sec’d. Notes, 144A
10.500%	07/01/19	B3	250	269,375
Mandalay Resort Group,
Gtd. Notes
7.625%	07/15/13	Caa1	150	153,750
Marina District Finance Co., Inc.,
Sr. Sec’d. Notes
9.875%	08/15/18(a)	B2	250	250,625
MCE Finance Ltd. (Cayman Islands),
Gtd. Notes
10.250%	05/15/18	B1	285	322,762
MGM Resorts International,
Gtd. Notes
7.500%	06/01/16	B3	500	535,000
7.625%	01/15/17	B3	250	265,000
10.000%	11/01/16	B3	250	286,250
11.375%	03/01/18	B3	500	590,000
Sr. Sec’d. Notes
9.000%	03/15/20	Ba2	250	279,062
Seminole Hard Rock Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
2.889%(c)	03/15/14	B2	750	742,500
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance
Corp.,
Sec’d. Notes, 144A
8.625%	04/15/16	B2	75	80,438

				4,955,267

Machinery–Construction & Mining
Caterpillar, Inc.,
Sr. Unsec’d. Notes, 144A
3.803%	08/15/42	A(d)	797	800,806

Media — 1.1%
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
8.000%	04/15/20	B1	150	167,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
CBS Corp.,
Gtd. Notes
1.950%	07/01/17	Baa2	$830	$850,798
4.850%	07/01/42(a)	Baa2	100	105,889
5.750%	04/15/20	Baa2	34	40,879
7.875%	07/30/30	Baa2	80	108,815
8.875%	05/15/19	Baa2	50	67,020
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
7.875%	04/30/18(a)	B1	500	541,250
8.125%	04/30/20	B1	500	565,000
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17	B3	408	435,540
Clear Channel Communications, Inc.,
Sr. Sec’d. Notes
9.000%	03/01/21	Caa1	250	222,500
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
7.625%	03/15/20(a)	B3	850	828,525
9.250%	12/15/17	B1	1,000	1,077,500
Comcast Cable Communications Holdings, Inc.,
Gtd. Notes
9.455%	11/15/22	Baa1	160	238,886
Comcast Cable Communications LLC,
Gtd. Notes
8.875%	05/01/17	Baa1	200	262,195
Comcast Cable Holdings LLC,
Gtd. Notes
10.125%	04/15/22	Baa1	315	468,363
Comcast Corp.,
Gtd. Notes
6.400%	03/01/40	Baa1	1,360	1,773,380
6.450%	03/15/37	Baa1	275	354,208
COX Enterprises, Inc.,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/27	Baa2	125	155,795
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
3.800%	03/15/22	Baa2	200	205,813
5.000%	03/01/21	Baa2	2,686	3,009,072
5.150%	03/15/42	Baa2	160	162,780
6.000%	08/15/40	Baa2	200	222,887
Discovery Communications LLC,
Gtd. Notes
4.375%	06/15/21	Baa2	159	178,382
4.950%	05/15/42	Baa2	300	326,838
DISH DBS Corp.,
Gtd. Notes
7.875%	09/01/19(a)	Ba2	900	1,046,250
Harron Communications LP/Harron Finance Corp.,
Sr. Notes, 144A
9.125%	04/01/20	Caa1	70	75,600
McClatchy Co. (The),
Sr. Sec’d. Notes
11.500%	02/15/17	B1	200	215,000
Mediacom LLC/Mediacom Capital Corp.,
Sr. Unsec’d. Notes
7.250%	02/15/22(a)	B3	295	316,388

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Media (cont’d.)
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
3.650%	04/30/15(a)	Baa2	$2,650	$2,834,509
4.375%	04/01/21	Baa2	620	703,040
4.450%	01/15/43	Baa2	154	153,475
5.950%	04/01/41	Baa2	90	110,240
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1	400	479,348
6.150%	02/15/41	Baa1	300	373,465
6.650%	11/15/37	Baa1	545	691,574
7.250%	05/18/18	Baa1	300	379,880
7.430%	10/01/26	Baa1	100	133,449
7.625%	11/30/28	Baa1	100	128,644
7.700%	10/30/25	Baa1	100	134,246
Quebecor Media, Inc. (Canada),
Sr. Unsec’d. Notes
7.750%	03/15/16	B2	500	515,000
Radio One, Inc.,
Gtd. Notes, PIK
12.500%	05/24/16	Caa2	256	220,477
TCI Communications, Inc.,
Sr. Unsec’d. Notes
8.750%	08/01/15	Baa1	150	181,353
Thomson Reuters Corp. (Canada),
Gtd. Notes
5.700%	10/01/14	Baa1	1,000	1,093,832
Sr. Unsec’d. Notes
3.950%	09/30/21	Baa1	142	154,819
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41(a)	Baa2	1,180	1,335,271
5.875%	11/15/40	Baa2	705	829,037
8.250%	04/01/19	Baa2	300	402,667
8.750%	02/14/19	Baa2	300	408,462
Time Warner Entertainment Co. LP,
Gtd. Notes
8.375%	07/15/33	Baa2	257	373,629
Time Warner, Inc.,
Gtd. Notes
4.750%	03/29/21	Baa2	210	242,516
6.200%	03/15/40	Baa2	1,240	1,543,888
6.250%	03/29/41(a)	Baa2	44	55,743
7.625%	04/15/31	Baa2	300	419,074
Viacom, Inc.,
Sr. Unsec’d. Notes
1.250%	02/27/15	Baa1	530	535,531
3.875%	12/15/21	Baa1	134	145,755
4.500%	03/01/21(a)	Baa1	140	158,992
6.250%	04/30/16	Baa1	600	703,596

				29,464,315

Metals & Mining — 0.4%
Barrick North America Finance LLC,
Gtd. Notes
4.400%	05/30/21	Baa1	670	728,931
5.700%	05/30/41(a)	Baa1	650	744,307

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.625%	02/24/17	A1	$69	$70,453
1.875%	11/21/16	A1	390	403,750
3.250%	11/21/21	A1	460	487,737
4.125%	02/24/42	A1	200	213,060
5.500%	04/01/14	A1	70	75,085
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
8.250%	11/01/19	B1	1,250	1,212,500
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
2.150%	03/01/17	Baa3	242	244,731
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
4.200%	10/01/22	Baa2	440	442,966
Newmont Mining Corp.,
Gtd. Notes
4.875%	03/15/42	Baa1	835	855,828
Noranda Aluminum Acquisition Corp.,
Gtd. Notes, PIK
4.730%	05/15/15	B3	87	83,071
Novelis, Inc. (Canada),
Gtd. Notes
8.375%	12/15/17	B2	125	136,562
8.750%	12/15/20	B2	125	138,438
Placer Dome, Inc. (Canada),
Sr. Unsec’d. Notes
6.450%	10/15/35	Baa1	280	331,045
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.500%	05/20/16	A3	1,250	1,305,250
3.500%	11/02/20	A3	58	61,188
3.750%	09/20/21	A3	100	106,528
4.125%	05/20/21	A3	150	165,904
8.950%	05/01/14(a)	A3	185	208,402
Rio Tinto Finance USA PLC (United Kingdom),
Gtd. Notes
1.625%	08/21/17	A3	925	926,856
Teck Resources Ltd. (Canada),
Gtd. Notes
6.250%	07/15/41	Baa2	220	239,436
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.625%	09/15/20	Baa2	1,450	1,546,048
6.875%	11/21/36	Baa2	350	405,257
Xstrata Financial Canada Ltd. (Canada),
Gtd. Notes, 144A
6.000%	11/15/41	Baa2	470	488,791

				11,622,124

Multi-National — 0.7%
African Development Bank (Supranational Bank),
Sub. Debs.
8.800%	09/01/19	Aa1	620	822,925
Corp. Andina de Fomento (Venezuela),
Sr. Unsec’d. Notes
3.750%	01/15/16	Aa3	288	301,946

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Multi-National (cont’d.)
European Investment Bank (Supranational Bank),
Sr. Unsub. Notes
1.000%	12/15/17	Aaa	$4,000	$4,001,200
Inter-American Development Bank,
Sr. Unsec’d. Notes
2.375%	08/15/17	Aaa	6,000	6,482,100
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes
1.125%	08/25/14	Aaa	5,500	5,588,600

				17,196,771

Office Equipment — 0.1%
Pitney Bowes, Inc.,
Sr. Unsec’d. Notes, MTN
4.875%	08/15/14	Baa1	195	204,337
Xerox Corp.,
Sr. Unsec’d. Notes
1.799%(c)	09/13/13	Baa2	910	916,010
2.950%	03/15/17(a)	Baa2	33	34,097
4.500%	05/15/21(a)	Baa2	1,406	1,493,947
6.750%	02/01/17	Baa2	200	235,894

				2,884,285

Oil & Gas — 1.4%
Alberta Energy Co. Ltd. (Canada),
Sr. Unsec’d. Notes
7.375%	11/01/31	Baa2	350	443,078
Anadarko Finance Co. (Canada),
Gtd. Notes
7.500%	05/01/31	Baa3	160	214,232
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
5.950%	09/15/16(a)	Baa3	1,125	1,303,535
6.375%	09/15/17	Baa3	730	880,101
8.700%	03/15/19	Baa3	350	469,434
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	A3	38	40,848
4.750%	04/15/43	A3	565	645,596
5.250%	02/01/42	A3	15	18,410
6.900%	09/15/18	A3	150	193,058
Bluewater Holding BV (Netherlands),
Gtd. Notes, 144A
3.455%(c)	07/17/14	NR	100	92,750
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
1.846%	05/05/17	A2	1,120	1,144,030
3.200%	03/11/16	A2	650	697,716
3.245%	05/06/22(a)	A2	950	1,005,269
3.875%	03/10/15	A2	320	343,949
4.742%	03/11/21	A2	100	116,572
BreitBurn Energy Partners LP/BreitBurn Finance Corp.,
Gtd. Notes
8.625%	10/15/20	B3	400	437,000
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
Gtd. Notes, 144A
9.625%	08/01/20	B3	56	60,340

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.450%	11/15/21(a)	Baa1	$1,010	$1,086,319
6.450%	06/30/33	Baa1	190	243,039
Canadian Oil Sands Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	04/01/42	Baa2	285	327,939
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22(a)	Baa2	623	638,702
4.450%	09/15/42(a)	Baa2	645	672,732
Chesapeake Energy Corp.,
Gtd. Notes
6.500%	08/15/17(a)	Ba3	128	133,440
6.775%	03/15/19(a)	Ba3	250	250,625
7.250%	12/15/18	Ba3	122	131,150
Citgo Petroleum Corp.,
Sr. Sec’d. Notes, 144A
11.500%	07/01/17	Ba2	80	92,000
Comstock Resources, Inc.,
Gtd. Notes
7.750%	04/01/19	B3	94	94,470
9.500%	06/15/20	B3	58	62,350
ConocoPhillips,
Gtd. Notes
6.500%	02/01/39	A1	855	1,230,359
Sr. Unsec’d. Notes
6.650%	07/15/18	A1	250	313,772
Denbury Resources, Inc.,
Gtd. Notes
8.250%	02/15/20	B1	500	563,750
Devon Energy Corp.,
Sr. Unsec’d. Notes
1.875%	05/15/17	Baa1	1,265	1,289,511
3.250%	05/15/22	Baa1	540	561,845
5.600%	07/15/41	Baa1	480	569,501
6.300%	01/15/19	Baa1	160	198,644
7.950%	04/15/32	Baa1	150	221,446
ENI SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.700%	10/01/40	A3	250	257,899
Ensco PLC (United Kingdom),
Sr. Unsec’d. Notes
4.700%	03/15/21(a)	Baa1	800	903,574
EOG Resources, Inc.,
Sr. Unsec’d. Notes
2.625%	03/15/23(a)	A3	847	856,129
4.100%	02/01/21	A3	200	227,348
EP Energy LLC/Everest Acquisition Finance, Inc.,
Gtd. Notes, 144A
7.750%	09/01/22	B2	34	34,680
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21	Baa2	700	736,156
Everest Acquisition LLC/Everest Acquisition Finance, Inc.,
Sr. Sec’d. Notes, 144A
6.875%	05/01/19	Ba3	250	267,500
Sr. Unsec’d. Notes, 144A
9.375%	05/01/20(a)	B2	250	272,500

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Kerr-McGee Corp.,
Gtd. Notes
7.875%	09/15/31	Baa3	$130	$174,531
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22	B3	60	64,800
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes, 144A
6.250%	11/01/19(a)	B2	400	398,000
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41	Baa2	440	539,019
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
6.375%	01/30/23	B1	73	77,928
Nabors Industries, Inc.,
Gtd. Notes
9.250%	01/15/19	Baa2	150	196,308
Noble Holding International Ltd. (Cayman Islands),
Gtd. Notes
3.950%	03/15/22	Baa1	23	24,134
5.250%	03/15/42	Baa1	469	503,940
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	A1	206	211,758
PBF Holding Co. LLC/PBF Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	02/15/20	Ba3	201	211,050
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21(a)	A3	120	135,213
Petro-Canada (Canada),
Sr. Unsec’d. Notes
6.050%	05/15/18	Baa2	186	227,577
7.875%	06/15/26	Baa2	130	189,909
Phillips 66,
Gtd. Notes, 144A
2.950%	05/01/17	Baa1	54	57,126
4.300%	04/01/22(a)	Baa1	1,268	1,388,277
5.875%	05/01/42	Baa1	350	415,583
Samson Investment Co.,
Sr. Unsec’d. Notes, 144A
9.750%	02/15/20(a)	B3	250	257,500
Shell International Finance BV (Netherlands),
Gtd. Notes
2.375%	08/21/22(a)	Aa1	1,440	1,453,684
4.375%	03/25/20	Aa1	805	942,843
SM Energy Co.,
Sr. Unsec’d. Notes, 144A
6.500%	01/01/23	B1	65	68,250
Statoil ASA (Norway),
Gtd. Notes
3.150%	01/23/22	Aa2	77	82,273
4.250%	11/23/41	Aa2	61	67,460
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
6.100%	06/01/18	Baa2	1,950	2,404,997
6.500%	06/15/38	Baa2	90	119,316

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.500%	05/15/42	Baa2	$180	$202,701
7.750%	06/01/19	Baa2	145	184,318
Tosco Corp.,
Sr. Unsec’d. Notes
8.125%	02/15/30	A1	150	227,758
Total Capital International SA (France),
Gtd. Notes
1.550%	06/28/17	Aa1	784	798,702
2.700%	01/25/23	Aa1	575	585,038
2.875%	02/17/22	Aa1	201	209,026
Total Capital SA (France),
Gtd. Notes
4.125%	01/28/21	Aa1	486	553,846
Transocean, Inc. (Cayman Islands),
Gtd. Notes
3.800%	10/15/22	Baa3	621	624,215
6.375%	12/15/21	Baa3	1,200	1,436,184
6.500%	11/15/20	Baa3	205	244,807
Unit Corp.,
Gtd. Notes, 144A
6.625%	05/15/21(a)	B2	104	107,380
Valero Energy Corp.,
Gtd. Notes
6.625%	06/15/37	Baa2	272	328,294
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22(a)	Ba1	500	537,500

				36,594,543

Oil & Gas Services — 0.1%
Halliburton Co.,
Sr. Unsec’d. Notes
8.750%	02/15/21	A2	130	188,457
Sr. Unsec’d. Notes, 144A
7.600%	08/15/96	A2	90	141,057
Helix Energy Solutions Group, Inc.,
Gtd. Notes, 144A
9.500%	01/15/16	B3	144	150,300
Pioneer Drilling Co.,
Gtd. Notes
9.875%	03/15/18	B2	500	543,750
Schlumberger Investment SA (Luxembourg),
Gtd. Notes, 144A
3.300%	09/14/21	A1	105	111,809
Weatherford International Ltd. (Bermuda),
Gtd. Notes
4.500%	04/15/22	Baa2	38	39,741
5.950%	04/15/42	Baa2	37	38,923
9.875%	03/01/39	Baa2	150	217,122

				1,431,159

Pharmaceuticals — 0.6%
Abbott Laboratories,
Sr. Unsec’d. Notes
5.300%	05/27/40	A1	390	504,179

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pharmaceuticals (cont’d.)
AmerisourceBergen Corp.,
Gtd. Notes
3.500%	11/15/21	Baa2	$410	$441,175
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.000%	08/01/22	A2	560	544,470
3.250%	08/01/42	A2	355	328,944
Elan Finance PLC/Elan Finance Corp. (Ireland),
Gtd. Notes
8.750%	10/15/16	B1	600	656,400
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	Baa3	690	735,806
Gtd. Notes, 144A
2.100%	02/12/15	Baa3	1,000	1,025,853
2.750%	11/21/14	Baa3	630	654,160
4.750%	11/15/21	Baa3	1,135	1,313,247
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
2.850%	05/08/22	A1	2,110	2,191,486
Medco Health Solutions, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/15	Baa3	55	57,532
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.400%	09/15/22	A1	82	82,660
3.600%	09/15/42	A1	690	692,988
Mylan, Inc.,
Gtd. Notes, 144A
7.625%	07/15/17(a)	Ba2	400	443,000
7.875%	07/15/20	Ba2	350	392,875
Novartis Capital Corp.,
Gtd. Notes
2.400%	09/21/22	Aa2	180	181,162
3.700%	09/21/42	Aa2	320	327,420
Pfizer, Inc.,
Sr. Unsec’d. Notes
7.200%	03/15/39	A1	600	940,397
Teva Pharmaceutical Finance Co. BV (Curacao),
Gtd. Notes
2.400%	11/10/16	A3	1,390	1,460,417
3.650%	11/10/21(a)	A3	1,100	1,192,415
Valeant Pharmaceuticals International,
Gtd. Notes, 144A
6.500%	07/15/16(a)	B1	400	419,500
7.250%	07/15/22(a)	B1	625	658,594
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	Baa3	645	653,261
4.625%	10/01/42	Baa3	295	302,033
Wyeth,
Gtd. Notes
5.500%	02/01/14	A1	200	213,631

				16,413,605

Pipelines — 0.5%
Centerpoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.500%	01/15/21	Baa2	86	97,507

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
6.125%	11/01/17	Baa2	$235	$284,589
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
5.350%	03/15/20	Baa2	655	718,675
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
6.050%	06/01/41	Baa3	250	275,642
6.500%	02/01/42	Baa3	540	623,122
Enterprise Products Operating LLC,
Gtd. Notes
3.700%	06/01/15	Baa2	1,200	1,282,962
4.450%	02/15/43	Baa2	240	237,384
5.200%	09/01/20(a)	Baa2	935	1,101,431
5.700%	02/15/42	Baa2	395	456,425
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22	Baa2	260	279,297
6.375%	03/01/41	Baa2	570	696,568
Sr. Unsec’d. Notes, MTN
6.950%	01/15/38	Baa2	735	939,835
NGPL PipeCo LLC,
Sr. Sec’d. Notes, 144A
9.625%	06/01/19	Ba3	90	102,600
ONEOK Partners LP,
Gtd. Notes
3.250%	02/01/16	Baa2	1,420	1,497,413
3.375%	10/01/22	Baa2	1,030	1,035,017
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
3.950%	09/15/15	Baa2	1,610	1,749,288
5.750%	01/15/20	Baa2	905	1,095,210
Spectra Energy Capital LLC,
Gtd. Notes
6.200%	04/15/18	Baa2	380	459,615
Targa Resources Partners LP/Targa Resources Partners Finance Corp,
Gtd. Notes, 144A
6.375%	08/01/22	Ba3	175	185,500
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22	A3	150	151,738
7.125%	01/15/19	A3	250	320,572

				13,590,390

Real Estate
Kennedy-Wilson, Inc.,
Gtd. Notes
8.750%	04/01/19	B2	42	44,730
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22	A2	132	131,224
6.750%	09/02/19	A2	270	327,397

				503,351

Real Estate Investment Trusts — 0.3%
Boston Properties LP,
Sr. Unsec’d. Notes
3.850%	02/01/23	Baa2	995	1,047,962

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Real Estate Investment Trusts (cont’d.)
Camden Property Trust,
Sr. Unsec’d. Notes
5.700%	05/15/17(a)	Baa1	$1,450	$1,663,901
CommonWealth REIT,
Sr. Unsec’d. Notes
5.875%	09/15/20	Baa2	120	127,729
6.250%	08/15/16	Baa2	100	109,316
6.650%	01/15/18	Baa2	185	205,584
Duke Realty LP,
Sr. Unsec’d. Notes
6.750%	03/15/20	Baa2	285	342,438
ERP Operating LP,
Sr. Unsec’d. Notes
4.625%	12/15/21	Baa1	251	289,251
5.250%	09/15/14	Baa1	170	183,435
5.375%	08/01/16	Baa1	100	114,705
Felcor Lodging LP,
Sr. Sec’d. Notes
6.750%	06/01/19(a)	B2	475	509,438
HCP, Inc.,
Sr. Unsec’d. Notes
3.750%	02/01/19	Baa2	1,212	1,270,611
5.375%	02/01/21	Baa2	469	535,046
Host Hotels & Resorts LP,
Gtd. Notes
6.750%	06/01/16	Ba1	197	202,418
Simon Property Group LP,
Sr. Unsec’d. Notes
4.125%	12/01/21	A3	54	59,891
6.125%	05/30/18(a)	A3	455	555,688
6.750%	02/01/40	A3	100	138,830
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.250%	03/01/22(a)	Baa2	1,015	1,079,390

				8,435,633

Retail — 0.3%
CKE Restaurants, Inc.,
Sec’d. Notes
11.375%	07/15/18	B2	222	257,520
CKE, Inc.,
Sr. Notes, PIK, 144A
10.500%	03/14/16	Caa1	183	197,254
DineEquity, Inc.,
Gtd. Notes
9.500%	10/30/18	B3	65	73,288
J.C. Penney Corp., Inc.,
Sr. Unsec’d. Notes
7.950%	04/01/17	Ba3	500	516,250
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
4.650%	04/15/42(a)	A3	130	141,696
5.125%	11/15/41	A3	49	56,939
5.500%	10/15/35	A3	100	117,984
Michaels Stores, Inc.,
Gtd. Notes
7.750%	11/01/18	B3	250	268,125
13.000%	11/01/16	Caa1	529	555,455

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail (cont’d.)
Neebo, Inc.,
Sec’d. Notes, 144A
15.000%	06/30/16	NR	$25	$24,000
New Albertsons, Inc.,
Sr. Unsec’d. Notes
7.450%	08/01/29	Caa1	500	278,750
Real Mex Restaurants, Inc.,
Notes
7.000%	01/01/40	NR	380	379,914
11.000%	01/01/40	NR	232	232,254
Rite Aid Corp.,
Gtd. Notes
9.500%	06/15/17(a)	Caa2	1,200	1,234,500
Sec’d. Notes
7.500%	03/01/17	Caa1	250	256,875
Ruby Tuesday, Inc.,
Gtd. Notes, 144A
7.625%	05/15/20	B3	62	59,520
Staples, Inc.,
Gtd. Notes
9.750%	01/15/14	Baa2	90	99,570
Walgreen Co.,
Sr. Unsec’d. Notes
3.100%	09/15/22	Baa1	162	164,402
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
5.000%	10/25/40	Aa2	1,380	1,673,429

				6,587,725

Retail & Merchandising — 0.3%
Claire’s Stores, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	03/15/19(a)	B2	350	363,125
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	05/15/41	Baa2	665	837,500
6.125%	09/15/39	Baa2	190	247,711
6.600%	03/15/19	Baa2	380	485,623
CVS Pass-Through Trust,
Pass-Through Certificates
6.943%	01/10/30	Baa2	246	299,456
Gap, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/12/21	Baa3	249	277,366
J.Crew Group, Inc.,
Gtd. Notes
8.125%	03/01/19	Caa1	300	314,250
Kohl’s Corp.,
Sr. Unsec’d. Notes
3.250%	02/01/23	Baa1	450	457,652
Macy’s Retail Holdings, Inc.,
Gtd. Notes
3.875%	01/15/22	Baa3	61	65,762
5.125%	01/15/42	Baa3	403	440,225
5.900%	12/01/16	Baa3	870	1,015,714
6.700%	07/15/34	Baa3	130	153,977
7.450%	07/15/17	Baa3	80	98,917
7.875%	07/15/15	Baa3	500	587,187

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retail & Merchandising (cont’d.)
McJunkin Red Man Corp.,
Sr. Sec’d. Notes
9.500%	12/15/16	B3	$100	$107,875
Target Corp.,
Sr. Unsec’d. Notes
4.000%	07/01/42(a)	A2	960	982,571
7.000%	01/15/38	A2	100	146,690

				6,881,601

Savings & Loan — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.650%	02/25/15	A2	600	634,698
Sub. Notes, 144A
5.250%	01/15/14	Baa1	838	870,377

				1,505,075

Semiconductors — 0.1%
Freescale Semiconductor, Inc.,
Sr. Sec’d. Notes, 144A
9.250%	04/15/18	B1	745	810,188
Intel Corp.,
Sr. Unsec’d. Notes
3.300%	10/01/21	A1	163	177,046
4.800%	10/01/41	A1	150	175,460
National Semiconductor Corp.,
Sr. Unsec’d. Notes
6.600%	06/15/17	A1	440	550,499
Samsung Electronics America, Inc.,
Gtd. Notes, 144A
1.750%	04/10/17	A1	565	572,853

				2,286,046

Shipbuilding
OSX 3 Leasing BV (Netherlands),
Sr. Sec’d. Notes, 144A
9.250%	03/20/15	NR	100	103,580

Software — 0.1%
First Data Corp.,
Gtd. Notes
9.875%	09/24/15(a)	Caa1	258	263,120
12.625%	01/15/21	Caa1	304	315,020
Sec’d. Notes, 144A
8.250%	01/15/21	Caa1	35	34,912
Sec’d. Notes, PIK, 144A
8.750%	01/15/22	Caa1	680	685,100
Intuit, Inc.,
Sr. Unsec’d. Notes
5.750%	03/15/17	Baa1	280	325,112
Oracle Corp.,
Sr. Unsec’d. Notes
6.125%	07/08/39	A1	975	1,340,196
6.500%	04/15/38	A1	200	286,665

				3,250,125

Telecommunications — 1.5%
Alcatel-Lucent USA, Inc.,
Sr. Unsec’d. Notes
6.450%	03/15/29	B(d)	350	229,250

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	03/30/20	A2	$2,470	$2,891,878
Sr. Unsec’d. Notes
3.125%	07/16/22(a)	A2	735	757,404
AT&T Corp.,
Gtd. Notes
8.000%	11/15/31	A2	9	13,833
AT&T, Inc.,
Sr. Unsec’d. Notes
1.700%	06/01/17	A2	960	988,664
5.350%	09/01/40	A2	273	328,586
5.600%	05/15/18	A2	200	245,072
6.300%	01/15/38	A2	2,450	3,216,154
Avaya, Inc.,
Gtd. Notes
9.750%	11/01/15(a)	Caa2	553	490,788
BellSouth Capital Funding Corp.,
Sr. Unsec’d. Notes
7.120%	07/15/97	A-(d)	190	240,395
BellSouth Corp.,
Sr. Unsec’d. Notes
6.550%	06/15/34	A-(d)	100	120,886
6.875%	10/15/31	A-(d)	80	99,799
BellSouth Telecommunications, Inc.,
Sr. Unsec’d. Notes
7.000%	10/01/25	A-(d)	680	862,344
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
2.000%	06/22/15	Baa2	1,705	1,753,032
9.625%	12/15/30	Baa2	100	162,757
CenturyLink, Inc.,
Sr. Unsec’d. Notes
5.800%	03/15/22	Baa3	500	544,073
6.450%	06/15/21	Baa3	400	451,400
Cincinnati Bell, Inc.,
Gtd. Notes
8.375%	10/15/20	B1	500	537,500
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.500%	01/15/40	A1	1,010	1,296,736
Clearwire Communications LLC/Clearwire Finance, Inc.,
Sr. Sec’d. Notes, 144A
12.000%	12/01/15	B3	370	365,550
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20(a)	B3	205	199,875
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
3.214%	08/15/35	A2	200	208,135
Deutsche Telekom International Finance BV (Netherlands),
Gtd. Notes
8.750%	06/15/30	Baa1	300	451,233
Gtd. Notes, 144A
2.250%	03/06/17	Baa1	1,260	1,288,762
4.875%	03/06/42	Baa1	625	671,974
France Telecom SA (France),
Sr. Unsec’d. Notes
2.750%	09/14/16(a)	A3	87	91,282

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
5.375%	01/13/42	A3	$315	$370,128
8.500%	03/01/31	A3	180	271,073
Frontier Communications Corp.,
Sr. Unsec’d. Notes
6.625%	03/15/15	Ba2	300	325,500
GCI, Inc.,
Sr. Unsec’d. Notes
8.625%	11/15/19	B2	500	540,000
Goodman Networks, Inc.,
Sr. Sec’d. Notes, 144A
12.375%	07/01/18	B2	250	267,500
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20	B3	250	269,375
11.250%	06/15/16	Caa2	146	152,388
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, PIK
11.500%	02/04/17	Caa3	1,130	1,197,564
Level 3 Financing, Inc.,
Gtd. Notes
8.125%	07/01/19	B3	500	531,250
10.000%	02/01/18	B3	750	834,375
Gtd. Notes, 144A
7.000%	06/01/20	B3	357	360,570
MetroPCS Wireless, Inc.,
Gtd. Notes
7.875%	09/01/18(a)	B2	250	270,000
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	B2	525	417,375
Nippon Telegraph & Telephone Corp. (Japan),
Sr. Unsec’d. Notes
1.400%	07/18/17	Aa2	124	125,720
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17	BB-(d)	250	271,250
Sprint Capital Corp.,
Gtd. Notes
6.900%	05/01/19(a)	B3	278	288,425
8.750%	03/15/32	B3	1,222	1,264,770
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
7.000%	08/15/20	B3	825	858,000
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes
4.950%	09/30/14	Baa2	380	392,350
6.999%	06/04/18	Baa2	80	88,200
Telefonica Emisiones SAU (Spain),
Gtd. Notes
5.462%	02/16/21	Baa2	45	44,100
6.221%	07/03/17	Baa2	380	397,100
6.421%	06/20/16	Baa2	150	158,438
UPCB Finance III Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.625%	07/01/20	Ba3	700	733,250
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.000%	11/01/16(a)	A3	1,695	1,772,122
6.100%	04/15/18	A3	1,535	1,918,577

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Telecommunications (cont’d.)
6.900%	04/15/38	A3		$905	$1,291,644
Verizon Global Funding Corp.,
Sr. Unsec’d. Notes
7.750%	12/01/30	A3		275	408,775
Verizon Pennsylvania, Inc.,
Sr. Unsec’d. Notes
8.350%	12/15/30	A-(d)		500	664,878
Vodafone Group PLC (United Kingdom),
Sr. Unsec’d. Notes
1.625%	03/20/17	A3		200	204,017
2.500%	09/26/22	A3		1,135	1,133,303
Wind Acquisition Finance SA (Luxembourg),
Gtd. Notes, 144A
11.750%	07/15/17	B3	EUR	742	874,843
Sr. Sec’d. Notes, 144A
7.250%	02/15/18	Ba3		200	189,000
7.375%	02/15/18	Ba3	EUR	200	237,734
Wind Acquisition Holdings Finance SA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17	Caa1	EUR	265	269,342
Windstream Corp.,
Gtd. Notes
7.750%	10/01/21(a)	Ba3		500	538,750

					38,439,048

Toys/Games/Hobbies
Mattel, Inc.,
Sr. Unsec’d. Notes
5.450%	11/01/41	Baa1		315	352,141

Transportation — 0.2%
ACL I Corp.,
Sr. Unsec’d. Notes, PIK
10.625%	02/15/16	Caa1		165	161,569
Boa Deep C A/S (Norway),
Sr. Sec’d. Notes
7.710%(c)	04/27/16	NR	NOK	2,305	410,338
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.375%	09/01/42(a)	A3		88	93,105
5.400%	06/01/41	A3		115	139,708
5.750%	03/15/18	A3		600	732,189
5.750%	05/01/40	A3		1,055	1,321,367
Commercial Barge Line Co.,
Sec’d. Notes
12.500%	07/15/17	B2		89	99,124
CSX Corp.,
Sr. Unsec’d. Notes
4.250%	06/01/21	Baa2		65	73,016
4.750%	05/30/42	Baa2		625	679,569
6.250%	04/01/15	Baa2		90	102,552
7.375%	02/01/19	Baa2		100	127,979
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. (Marshall Islands),
Sr. Sec’d. Notes
8.625%	11/01/17	B3		21	20,002
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. (Marshall Islands),
Sr. Sec’d. Notes
8.875%	11/01/17(a)	Ba3		29	29,761

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Sr. Sec’d. Notes, 144A
8.875%	11/01/17	Ba3		$105	$108,412
Navios South American Logistics, Inc./Navios Logistics Finance US, Inc.
(Marshall Islands),
Gtd. Notes
9.250%	04/15/19	B3		387	363,780
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	Baa1		74	91,661
6.000%	05/23/2111	Baa1		216	260,086
Sr. Unsec’d. Notes, 144A
2.903%	02/15/23	Baa1		342	346,991
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	03/01/17	Baa1		111	112,911
3.600%	03/01/16	Baa1		82	86,695
Teekay LNG Partners LP (Marshall Islands),
Sr. Unsec’d. Notes
7.570%	05/03/17	NR	NOK	500	88,586
Union Pacific Corp.,
Sr. Unsec’d. Notes
5.780%	07/15/40	Baa2		240	303,391
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22	Aa3		71	71,648

					5,824,440

Water
American Water Capital Corp.,
Sr. Unsec’d. Notes
6.085%	10/15/17	Baa2		200	238,807

TOTAL CORPORATE BONDS (cost $455,786,536)					482,917,704

FOREIGN GOVERNMENT BONDS — 0.7%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
4.000%	08/20/20	Aaa	AUD	2,000	4,054,106
Bundesobligation (Germany),
Unsec’d. Notes
0.750%	02/24/17	Aaa	EUR	4,200	5,487,882
Finland Government Bond (Finland),
Sr. Unsec’d. Notes
3.875%	09/15/17	Aaa	EUR	1,300	1,928,993
Finland Government International Bond (Finland),
Sr. Unsec’d. Notes, 144A
1.250%	10/19/15	Aaa		4,500	4,609,800
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1		302	335,975
Province of Ontario (Canada),
Sr. Unsec’d. Notes
0.950%	05/26/15	Aa2		300	303,561
2.700%	06/16/15	Aa2		350	368,778
Province of Quebec (Canada),
Notes, MTN
6.350%	01/30/26	A+(d)		120	163,294

TOTAL FOREIGN GOVERNMENT BONDS (cost $15,828,596)					17,252,389

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS
California
State of California,
General Obligation Bonds
7.300%	10/01/39	A1	$180	$239,670

New York
New York State Dormitory Authority,
Revenue Bonds
5.600%	03/15/40	AAA(d)	150	189,778
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	325	327,086
5.647%	11/01/40	Aa3	220	277,317

				794,181

Ohio
American Municipal Power, Inc.,
Revenue Bonds
7.499%	02/15/50	A3	150	205,014

TOTAL MUNICIPAL BONDS (cost $1,073,534)				1,238,865

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 8.2%
ABN AMRO Mortgage Corp.,
Series 2003-9, Class A1
4.500%	08/25/18	AAA(d)	162	165,910
American Home Mortgage Assets LLC,
Series 2006-2, Class 2A1
0.410%(c)	09/25/46	CCC(d)	636	396,503
Banc of America Alternative Loan Trust,
Series 2003-5, Class 2A1
5.000%	07/25/18	Baa2	562	583,464
Series 2003-7, Class 2A4
5.000%	09/25/18	Ba1	492	504,298
Series 2003-11, Class 2A1
6.000%	01/25/34	A2	371	387,383
Series 2004-1, Class 1A1
6.000%	02/25/34	Ba1	308	315,501
Series 2004-6, Class 4A1
5.000%	07/25/19	Ba3	439	449,211
Series 2004-7, Class 3A1
6.000%	08/25/34	A(d)	438	439,268
Banc of America Funding Corp.,
Series 2005-7, Class 30PO, PO
7.250%(s)	11/25/35	B3	131	101,794
Series 2006-1, Class 2A1
5.500%	01/25/36	B3	68	68,758
Series 2006-3, Class 4A19
5.750%	03/25/36	B2	73	72,590
Banc of America Mortgage Securities, Inc.,
Series 2003-3, Class 1A7
5.500%	05/25/33	AAA(d)	852	874,608
Series 2004-5, Class 3A3
5.000%	06/25/19	AA+(d)	506	526,276
Series 2004-C, Class 2A1
3.132%(c)	04/25/34	AAA(d)	533	535,302
Series 2004-D, Class 2A1
3.113%(c)	05/25/34	BBB+(d)	13	13,207
Series 2004-D, Class 2A2
3.113%(c)	05/25/34	BBB+(d)	107	105,660

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-10, Class 1A13
5.500%	11/25/35	B2	$52	$51,823
Series 2005-E, Class 2A6
3.111%(c)	06/25/35	B2	311	307,009
Series 2007-3, Class 1A1
6.000%	09/25/37	CCC(d)	449	419,211
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-4, Class 3A1
4.989%(c)	07/25/33	Baa1	309	314,771
Chase Mortgage Finance Corp.,
Series 2003-S10, Class A1
4.750%	11/25/18	A2	282	290,366
Series 2003-S12, Class 1A1
4.750%	12/25/18	AAA(d)	210	216,591
Series 2003-S13, Class A2
5.000%	11/25/33	AAA(d)	363	383,043
Citicorp Mortgage Securities, Inc.,
Series 2004-4, Class A4
5.500%	06/25/34	AA+(d)	767	803,698
Series 2006-5, Class 1A3
6.000%	10/25/36	Caa2	239	244,710
Citigroup Mortgage Loan Trust, Inc.,
Series 2003-1, Class 3A4
5.250%	09/25/33	AAA(d)	397	420,249
Series 2005-2, Class 2A11
5.500%	05/25/35	Ba1	382	391,606
Series 2006-4, Class 1A1
5.500%	12/25/20	B3	137	133,200
Series 2008-AR4, Class 1A1A, 144A
3.035%(c)	11/25/38	NR	544	548,173
Series 2010-8, Class 5A6, 144A
4.000%	11/25/36	NR	427	444,526
Series 2010-8, Class 6A6, 144A
4.500%	12/25/36	NR	326	339,102
Citimortgage Alternative Loan Trust,
Series 2006-A1, Class 1A5
5.500%	04/25/36	Caa2	667	572,188
Countrywide Alternative Loan Trust,
Series 2003-13T1, Class A10
4.000%	08/25/33	AAA(d)	448	449,474
Series 2003-21T1, Class A2
5.250%	12/25/33	AAA(d)	58	58,579
Series 2005-J6, Class 2A1
5.500%	07/25/25	Caa1	82	82,055
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J13, Class 1A7
5.250%	01/25/34	AAA(d)	650	671,776
Series 2004-4, Class A13
5.250%	05/25/34	Baa3	792	808,606
Series 2004-5, Class 2A9
5.250%	05/25/34	Ba1	915	938,687
Series 2005-10, Class A1
5.500%	05/25/35	B2	53	52,798
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR24, Class 2A4
2.761%(c)	10/25/33	Baa1	294	279,654
Series 2004-AR3, Class 6M1
1.317%(c)	04/25/34	Aa2	209	193,451

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-AR5, Class 7A2
2.925%(c)	06/25/34	B1	$314	$316,500
Series 2005-5, Class 1A1
5.000%	07/25/20	Caa1	409	429,049
Deutsche ALT-A Securities, Inc./Alternate Loan Trust,
Series 2005-1, Class 2A1
5.622%(c)	02/25/20	B2	64	65,494
Fannie Mae,
Series 2012-20, Class JS, IO
5.780%	10/25/38	Aaa	148	34,865
Fannie Mae Grantor Trust,
Series 2001-T10, Class A1
7.000%	12/25/41	Aaa	1,165	1,360,191
Series 2002-T1, Class A2
7.000%	11/25/31	Aaa	821	978,418
Series 2002-T4, Class A2
7.000%	12/25/41	Aaa	904	1,021,109
Series 2004-T1, Class 1A1
6.000%	01/25/44	Aaa	852	963,114
Fannie Mae Interest Strip,
Series 293, Class 1, PO
3.520%(s)	12/01/24	Aaa	558	500,897
Series 369, Class 12, IO
5.500%(c)	05/01/36	Aaa	2,500	309,366
Series 383, Class 60, IO
6.500%	10/01/37	Aaa	718	132,164
Fannie Mae REMICS,
Series 1993-119, Class H
6.500%	07/25/23	Aaa	619	690,633
Series 1993-136, Class ZB
6.792%(c)	07/25/23	Aaa	416	472,009
Series 1993-141, Class Z
7.000%	08/25/23	Aaa	419	477,548
Series 1993-147, Class Z
7.000%	08/25/23	Aaa	370	424,523
Series 1994-29, Class Z
6.500%	02/25/24	Aaa	664	772,044
Series 1996-4, Class SA, IO
8.281%(c)	02/25/24	Aaa	164	33,433
Series 1997-33, Class PA
8.500%	06/18/27	Aaa	735	853,196
Series 1997-57, Class PN
5.000%	09/18/27	Aaa	430	470,994
Series 2001-16, Class Z
6.000%	05/25/31	Aaa	722	814,282
Series 2001-81, Class HE
6.500%	01/25/32	Aaa	1,024	1,161,998
Series 2002-14, Class A1
7.000%	01/25/42	Aaa	1,501	1,749,136
Series 2002-26, Class A2
7.500%	01/25/48	Aaa	724	854,616
Series 2002-82, Class PE
6.000%	12/25/32	Aaa	940	1,080,253
Series 2002-86, Class PG
6.000%	12/25/32	Aaa	1,550	1,859,306
Series 2002-90, Class A2
6.500%	11/25/42	Aaa	370	429,847
Series 2003-18, Class A1

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.500%	12/25/42	Aaa	$577	$695,255
Series 2003-21, Class OU
5.500%	03/25/33	Aaa	421	469,291
Series 2003-24, Class MZ
5.500%	04/25/33	Aaa	1,314	1,480,979
Series 2003-48, Class GH
5.500%	06/25/33	Aaa	2,960	3,437,395
Series 2003-64, Class KF
0.731%(c)	07/25/18	Aaa	497	500,486
Series 2003-81, Class FC
0.617%(c)	08/25/17	Aaa	249	249,822
Series 2003-86, Class OE
5.000%	03/25/32	Aaa	191	195,551
Series 2003-122, Class KA
4.500%	12/25/18	Aaa	219	225,271
Series 2004-36, Class SA
18.930%(c)	05/25/34	Aaa	220	344,677
Series 2004-45, Class ZL
6.000%	10/25/32	Aaa	1,316	1,490,353
Series 2004-52, Class SX, IO
6.834%(c)	09/25/32	Aaa	33	2,872
Series 2004-60, Class PA
5.500%	04/25/34	Aaa	406	437,343
Series 2004-61, Class NS, IO
7.484%(c)	08/25/34	Aaa	56	13,267
Series 2004-68, Class LC
5.000%	09/25/29	Aaa	1,170	1,255,238
Series 2004-72, Class S, IO
6.284%(c)	09/25/34	Aaa	145	32,988
Series 2004-92, Class SQ, IO
6.433%(c)	05/25/34	Aaa	114	18,948
Series 2004-101, Class HD
5.000%	01/25/20	Aaa	800	877,174
Series 2005-13, Class AS, IO
5.884%(c)	03/25/35	Aaa	69	13,153
Series 2005-14, Class ME
5.000%	10/25/33	Aaa	269	280,224
Series 2005-22, Class DA
5.500%	12/25/34	Aaa	364	404,771
Series 2005-23, Class SG, IO
6.484%(c)	04/25/35	Aaa	165	34,289
Series 2005-30, Class UG
5.000%	04/25/35	Aaa	625	720,982
Series 2005-57, Class DI, IO
6.484%(c)	03/25/35	Aaa	163	19,863
Series 2005-57, Class NK
21.134%(c)	07/25/35	Aaa	113	172,778
Series 2005-74, Class SE, IO
5.884%(c)	09/25/35	Aaa	517	99,323
Series 2005-79, Class NS, IO
5.874%(c)	09/25/35	Aaa	245	39,598
Series 2005-82, Class SY, IO
6.514%(c)	09/25/35	Aaa	321	66,966
Series 2005-84, Class XM
5.750%	10/25/35	Aaa	377	426,176
Series 2005-87, Class QZ
5.000%	10/25/35	Aaa	684	770,417
Series 2005-90, Class SP, IO

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.534%(c)	09/25/35	Aaa	$141	$21,443
Series 2005-97, Class PO, PO
0.580%(s)	11/25/35	Aaa	1,143	1,117,607
Series 2005-102, Class PG
5.000%	11/25/35	Aaa	1,500	1,713,286
Series 2005-110, Class GL
5.500%	12/25/35	Aaa	562	677,841
Series 2006-2, Class LY
8.000%(c)	12/25/35	Aaa	94	89,383
Series 2006-3, Class SB, IO
6.484%(c)	07/25/35	Aaa	185	26,015
Series 2006-9, Class KZ
6.000%	03/25/36	Aaa	1,335	1,545,361
Series 2006-20, Class IB, IO
6.374%(c)	04/25/36	Aaa	1,562	234,588
Series 2006-23, Class NS
9.000%(c)	04/25/36	Aaa	106	106,112
Series 2006-43, Class SD, IO
6.384%(c)	06/25/36	Aaa	889	126,430
Series 2006-45, Class NW
5.500%	01/25/35	Aaa	700	747,179
Series 2006-48, Class ND
6.250%	03/25/36	Aaa	608	636,649
Series 2006-56, Class SA, IO
5.274%(c)	11/25/35	Aaa	223	31,912
Series 2006-58, Class SI, IO
6.324%(c)	07/25/36	Aaa	668	97,385
Series 2006-60, Class CO, PO
0.640%(s)	06/25/35	Aaa	674	664,104
Series 2006-65, Class TE
5.500%	05/25/35	Aaa	740	796,753
Series 2006-70, Class JI, IO
6.384%(c)	06/25/36	Aaa	229	34,171
Series 2006-72, Class XI, IO
6.284%(c)	08/25/36	Aaa	54	7,125
Series 2006-77, Class PC
6.500%	08/25/36	Aaa	842	968,487
Series 2006-106, Class CS, IO
6.374%(c)	11/25/36	Aaa	71	13,849
Series 2006-108, Class S, IO
6.984%(c)	11/25/36	Aaa	88	20,848
Series 2006-109, Class SG, IO
6.414%(c)	11/25/36	Aaa	107	21,770
Series 2006-124, Class SI, IO
6.059%(c)	01/25/37	Aaa	282	42,189
Series 2006-125, Class SA, IO
6.504%(c)	01/25/37	Aaa	265	43,722
Series 2007-23, Class BC
6.000%	02/25/36	Aaa	157	163,666
Series 2007-33, Class SD, IO
5.894%(c)	04/25/37	Aaa	508	96,618
Series 2007-46, Class PA
6.000%	04/25/37	Aaa	908	1,010,137
Series 2007-58, Class SV, IO
6.534%(c)	06/25/37	Aaa	2,214	297,705
Series 2007-77, Class TC
5.500%	09/25/34	Aaa	571	585,858
Series 2007-88, Class MI, IO

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.304%(c)	09/25/37	Aaa	$75	$14,041
Series 2007-88, Class XI, IO
6.324%(c)	06/25/37	Aaa	30	5,041
Series 2007-100, Class ND
5.750%	10/25/35	Aaa	613	648,716
Series 2007-102, Class SA, IO
6.184%(c)	11/25/37	Aaa	4,045	668,250
Series 2008-2, Class SA, IO
6.054%(c)	02/25/38	Aaa	449	84,072
Series 2008-28, Class SQ, IO
5.864%(c)	04/25/38	Aaa	307	44,571
Series 2008-34, Class GS, IO
6.234%(c)	05/25/38	Aaa	153	23,053
Series 2008-41, Class S, IO
6.584%(c)	11/25/36	Aaa	86	16,672
Series 2008-68, Class VK
5.500%	03/25/27	Aaa	935	1,007,281
Series 2008-91, Class SI, IO
5.784%(c)	03/25/38	Aaa	4,380	531,985
Series 2008-92, Class SA, IO
6.234%(c)	12/25/38	Aaa	821	134,082
Series 2008-95, Class AI, IO
5.000%	12/25/23	Aaa	784	63,534
Series 2009-15, Class SA, IO
5.984%(c)	03/25/24	Aaa	1,135	132,526
Series 2009-62, Class WA
5.553%(c)	08/25/39	Aaa	1,827	2,053,255
Series 2009-87, Class SG, IO
6.034%(c)	11/25/39	Aaa	966	174,218
Series 2009-110, Class SD, IO
6.034%(c)	01/25/40	Aaa	744	138,319
Series 2009-112, Class ST, IO
6.034%(c)	01/25/40	Aaa	4,368	575,755
Series 2009-112, Class SW, IO
6.034%(c)	01/25/40	Aaa	2,872	378,521
Series 2010-10, Class NT
5.000%	02/25/40	Aaa	1,290	1,524,860
Series 2010-19, Class MV
5.000%	02/25/21	Aaa	1,089	1,213,528
Series 2010-35, Class SB, IO
6.204%(c)	04/25/40	Aaa	1,810	251,414
Series 2010-43, Class CI, IO
4.500%	02/25/25	Aaa	1,288	96,997
Series 2010-49, Class SC
12.227%(c)	03/25/40	Aaa	458	573,980
Series 2010-64, Class DM
5.000%	06/25/40	Aaa	780	837,940
Series 2010-93, Class MA
4.500%	11/25/37	Aaa	231	233,474
Series 2010-99, Class SD, IO
5.884%(c)	03/25/39	Aaa	527	52,189
Series 2010-102, Class S, IO
6.334%(c)	09/25/40	Aaa	208	39,778
Series 2010-107, Class PS, IO
6.414%(c)	06/25/40	Aaa	936	181,735
Series 2010-107, Class SP, IO
6.434%(c)	06/25/40	Aaa	348	67,799
Series 2010-131, Class SA, IO

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.384%(c)	11/25/40	Aaa	$775	$142,956
Series 2010-139, Class SA, IO
5.814%(c)	12/25/40	Aaa	1,148	190,300
Series 2011-22, Class MA
6.500%	04/25/38	Aaa	805	901,443
Series 2011-39, Class ZA
6.000%	11/25/32	Aaa	1,312	1,471,876
Series 2011-52, Class GB
5.000%	06/25/41	Aaa	920	1,048,252
Series 2011-52, Class KB
5.500%	06/25/41	Aaa	1,535	1,840,450
Series 2011-86, Class KS, IO
5.734%(c)	09/25/41	Aaa	904	129,123
Series 2011-93, Class ES, IO
6.284%(c)	09/25/41	Aaa	239	45,100
Series 2011-118, Class CS, IO
6.284%(c)	10/25/39	Aaa	459	80,856
Series 2011-145, Class PS, IO
6.394%(c)	04/25/30	Aaa	1,075	200,376
Series 2011-146, Class AI, IO
3.500%	10/25/29	Aaa	332	23,731
Series 2012-17, Class JS, IO
6.434%(c)	11/25/30	Aaa	825	146,234
Series 2012-24, Class S, IO
5.284%(c)	05/25/30	Aaa	321	39,137
Series 2012-42, Class PS, IO
6.364%(c)	08/25/41	Aaa	338	54,556
Series G93-17, Class S, IO
8.781%(c)	04/25/23	Aaa	542	124,820
Fannie Mae Whole Loan,
Series 1999-W4, Class A9
6.250%	02/25/29	Aaa	764	872,560
Series 2001-W3, Class A
7.000%(c)	09/25/41	Aaa	794	920,131
Series 2002-W6, Class 2A1
6.628%(c)	06/25/42	Aaa	410	470,652
Series 2003-W2, Class 2A9
5.900%	07/25/42	Aaa	265	306,867
Series 2003-W3, Class 2A5
5.356%	06/25/42	Aaa	670	759,585
Series 2003-W6, Class 1A41
5.398%	10/25/42	Aaa	2,298	2,552,881
Series 2003-W6, Class 3A
6.500%	09/25/42	Aaa	544	627,588
Series 2003-W12, Class 2A7
4.680%	06/25/43	Aaa	616	673,493
Series 2004-W2, Class 2A2
7.000%	02/25/44	Aaa	648	749,557
Series 2004-W2, Class 5A
7.500%	03/25/44	Aaa	745	873,696
Series 2004-W6, Class 3A4
6.500%	07/25/34	Aaa	1,133	1,283,924
Series 2004-W8, Class 2A
6.500%	06/25/44	Aaa	721	837,953
Series 2004-W11, Class 1A1
6.000%	05/25/44	Aaa	610	727,669
Series 2005-W1, Class 1A2
6.500%	10/25/44	Aaa	534	632,346

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2005-W4, Class 1A1
6.000%	08/25/35	Aaa	$502	$565,386
Series 2007-W7, Class 2A2, IO
6.314%(c)	07/25/37	Aaa	136	30,051
Series 2007-W10, Class 2A
6.223%(c)	08/25/47	Aaa	780	884,321
Series 2009-W1, Class A2
6.000%	12/25/49	Aaa	1,405	1,609,615
Fannie Mae-Aces,
Series 2011-M2, Class A2
3.645%	07/25/21	Aaa	1,239	1,372,879
Series 2011-M4, Class A2
3.726%	06/25/21	Aaa	1,430	1,606,036
Series 2012-MB, Class ASQ2
1.520%	12/25/19	Aaa	1,328	1,361,089
FHLMC Structured Pass-Through Securities,
Series T-58, Class 3A
7.000%	09/25/43	Aaa	1,020	1,211,466
FHLMC-GNMA,
Series 24, Class ZE
6.250%	11/25/23	Aaa	713	804,389
First Horizon Asset Securities, Inc.,
Series 2003-7, Class 2A1
4.500%	09/25/18	A1	121	124,288
Series 2003-AR3, Class 3A1
2.565%(c)	09/25/33	AAA(d)	992	989,722
Series 2005-6, Class 1A1
5.500%	11/25/35	BB+(d)	52	52,425
Freddie Mac REMICS,
Series 1049, Class S
38.306%(c)	02/15/21	Aaa	19	35,008
Series 1621, Class J
6.400%	11/15/23	Aaa	222	250,848
Series 1630, Class PK
6.000%	11/15/23	Aaa	613	687,854
Series 1675, Class KZ
6.500%	02/15/24	Aaa	583	658,457
Series 1680, Class PK
6.500%	02/15/24	Aaa	655	732,647
Series 1695, Class EB
7.000%	03/15/24	Aaa	740	854,071
Series 1980, Class Z
7.000%	07/15/27	Aaa	792	920,613
Series 2353, Class KZ
6.500%	09/15/31	Aaa	996	1,149,588
Series 2378, Class PE
5.500%	11/15/16	Aaa	369	393,178
Series 2515, Class GP
5.500%	03/15/32	Aaa	185	186,529
Series 2535, Class AW
5.500%	12/15/32	Aaa	620	691,233
Series 2557, Class HL
5.300%	01/15/33	Aaa	2,483	2,744,701
Series 2561, Class UE
5.500%	06/15/22	Aaa	134	136,373
Series 2595, Class DC
5.000%	04/15/23	Aaa	1,295	1,472,568
Series 2595, Class GC

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
5.500%	04/15/23	Aaa	$762	$841,813
Series 2600, Class MD
5.500%	06/15/32	Aaa	318	329,514
Series 2611, Class TM
10.000%(c)	05/15/33	Aaa	171	199,454
Series 2626, Class JC
5.000%	06/15/23	Aaa	1,606	1,849,305
Series 2628, Class AB
4.500%	06/15/18	Aaa	371	390,790
Series 2630, Class FL
0.721%(c)	06/15/18	Aaa	398	401,111
Series 2643, Class SA
44.065%(c)	03/15/32	Aaa	100	206,978
Series 2649, Class VB
5.500%	10/15/22	Aaa	785	816,421
Series 2661, Class FG
0.671%(c)	03/15/17	Aaa	188	188,717
Series 2663, Class JA
5.000%	08/15/18	Aaa	44	44,408
Series 2677, Class ME
5.000%	03/15/32	Aaa	90	91,173
Series 2684, Class PO, PO
0.790%(s)	01/15/33	Aaa	716	710,442
Series 2691, Class VU
5.500%	08/15/23	Aaa	1,000	1,089,822
Series 2694, Class QH
4.500%	03/15/32	Aaa	176	181,712
Series 2707, Class KJ
5.000%	11/15/18	Aaa	231	241,861
Series 2764, Class UG
5.000%	03/15/34	Aaa	1,360	1,578,986
Series 2793, Class PD
5.000%	12/15/32	Aaa	900	947,520
Series 2832, Class PE
5.500%	01/15/33	Aaa	498	514,248
Series 2862, Class GB
5.000%	09/15/24	Aaa	859	933,431
Series 2864, Class NB
5.500%	07/15/33	Aaa	1,235	1,380,947
Series 2885, Class LZ
6.000%	11/15/34	Aaa	991	1,251,245
Series 2893, Class PE
5.000%	11/15/34	Aaa	915	1,037,845
Series 2901, Class VU
5.000%	06/15/18	Aaa	1,070	1,153,608
Series 2906, Class SW, IO
6.479%(c)	11/15/34	Aaa	132	9,869
Series 2922, Class SU
13.859%(c)	02/15/35	Aaa	186	236,025
Series 2980, Class QA
6.000%	05/15/35	Aaa	1,319	1,490,821
Series 2990, Class SR, IO
6.429%(c)	03/15/35	Aaa	2,632	471,123
Series 3005, Class ED
5.000%	07/15/25	Aaa	1,160	1,301,323
Series 3017, Class OC, PO
2.650%(s)	08/15/25	Aaa	632	587,247
Series 3045, Class DI, IO

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
6.509%(c)	10/15/35	Aaa	$813	$147,815
Series 3080, Class VB
5.000%	06/15/25	Aaa	1,000	1,080,051
Series 3126, Class AO, PO
0.980%(s)	03/15/36	Aaa	792	769,897
Series 3153, Class JI, IO
6.399%(c)	05/15/36	Aaa	247	49,328
Series 3155, Class PS, IO
6.929%(c)	05/15/36	Aaa	323	53,451
Series 3171, Class OJ, PO
3.440%(s)	06/15/36	Aaa	27	24,416
Series 3171, Class ST, IO
6.264%(c)	06/15/36	Aaa	369	55,454
Series 3201, Class IN, IO
6.029%(c)	08/15/36	Aaa	3,740	525,128
Series 3218, Class HS, IO
6.979%(c)	09/15/26	Aaa	1,583	267,604
Series 3219, Class OD
6.000%	06/15/33	Aaa	690	706,792
Series 3236, Class IS, IO
6.429%(c)	11/15/36	Aaa	138	26,965
Series 3237, Class BO, PO
1.040%(s)	11/15/36	Aaa	922	856,128
Series 3240, Class S, IO
6.399%(c)	11/15/36	Aaa	314	61,513
Series 3244, Class SB, IO
6.439%(c)	11/15/36	Aaa	93	17,921
Series 3279, Class SD, IO
6.209%(c)	02/15/37	Aaa	31	4,472
Series 3303, Class SD, IO
5.869%(c)	04/15/37	Aaa	264	37,123
Series 3306, Class TB
2.971%(c)	04/15/37	Aaa	128	128,868
Series 3306, Class TC
2.431%(c)	04/15/37	Aaa	112	111,983
Series 3383, Class KB
5.500%	11/15/27	Aaa	1,140	1,385,670
Series 3385, Class SN, IO
5.779%(c)	11/15/37	Aaa	874	97,642
Series 3405, Class PE
5.000%	01/15/38	Aaa	975	1,116,535
Series 3564, Class JA
4.000%	01/15/18	Aaa	391	412,087
Series 3593, Class SL, IO
6.179%(c)	11/15/24	Aaa	1,632	212,244
Series 3605, Class NC
5.500%	06/15/37	Aaa	955	1,164,133
Series 3609, Class SA, IO
6.119%(c)	12/15/39	Aaa	2,311	592,697
Series 3648, Class CY
4.500%	03/15/30	Aaa	1,400	1,577,787
Series 3656, Class LV
5.000%	05/15/21	Aaa	1,462	1,587,880
Series 3662, Class PJ
5.000%	04/15/40	Aaa	1,390	1,591,975
Series 3673, Class SA, IO
6.199%(c)	05/15/40	Aaa	109	16,245
Series 3677, Class PB

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
4.500%	05/15/40	Aaa	$2,045	$2,297,701
Series 3688, Class GT
7.160%(c)	11/15/46	Aaa	579	651,820
Series 3692, Class PS, IO
6.379%(c)	05/15/38	Aaa	240	27,749
Series 3737, Class LI, IO
4.500%	05/15/24	Aaa	478	42,384
Series 3739, Class MC
4.000%	11/15/38	Aaa	1,270	1,392,555
Series 3740, Class SB, IO
5.779%(c)	10/15/40	Aaa	1,170	257,950
Series 3747, Class HI, IO
4.500%	07/15/37	Aaa	1,232	143,003
Series 3751, Class MI, IO
4.000%	02/15/34	Aaa	471	16,544
Series 3754, Class NS, IO
6.429%(c)	11/15/34	Aaa	910	80,144
Series 3762, Class CS, IO
6.479%(c)	04/15/35	Aaa	82	9,866
Series 3762, Class JS, IO
6.479%(c)	04/15/35	Aaa	236	20,152
Series 3784, Class S, IO
6.379%(c)	07/15/23	Aaa	2,690	346,737
Series 3803, Class DS, IO
6.379%(c)	11/15/35	Aaa	593	60,824
Series 3819, Class SH, IO
6.249%(c)	06/15/40	Aaa	357	60,435
Series 3852, Class QN
5.500%(c)	05/15/41	Aaa	605	662,532
Series 3852, Class TP
5.500%(c)	05/15/41	Aaa	899	995,679
Series 3855, Class HI, IO
4.000%	02/15/26	Aaa	3,374	292,040
Series 3859, Class JB
5.000%	05/15/41	Aaa	1,350	1,550,599
Series 3973, Class SG, IO
6.429%(c)	04/15/30	Aaa	485	66,489
Series 3976, Class AI, IO
3.500%	08/15/29	Aaa	137	11,720
Series 3984, Class NS, IO
6.379%(c)	01/15/40	Aaa	318	58,488
Series 4001, Class SD, IO
6.979%(c)	02/15/36	Aaa	191	48,259
Series 4002, Class DI, IO
3.500%	03/15/30	Aaa	300	23,452
Series 4010, Class JS, IO
6.379%(c)	03/15/32	Aaa	151	28,238
Series 4030, Class IL, IO
3.500%	04/15/27	Aaa	8,258	907,065
Series 4047, Class SC, IO
6.479%(c)	04/15/31	Aaa	546	101,000
Series 4055, Class BI, IO
3.500%	05/15/31	Aaa	533	66,804
Series 4057, Class SA, IO
5.829%(c)	04/15/39	Aaa	710	171,490
Series 4061, Class HS, IO
6.479%(c)	08/15/31	Aaa	339	52,878
Series 4066, Class BI, IO

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
3.500%	01/15/32	Aaa	$370	$45,864
Series 4070, Class S, IO
5.879%(c)	06/15/32	Aaa	981	223,674
Series 4086, Class TS, IO
5.879%(c)	04/15/37	Aaa	518	127,649
Freddie Mac Strips,
Series 279, Class 35
3.500%	09/15/42	Aaa	1,750	1,863,750
GMAC Mortgage Corp. Loan Trust,
Series 2003-J10, Class A1
4.750%	01/25/19	A+(d)	444	459,282
Government National Mortgage Assoc.,
Series 1998-12, Class Z
6.500%	05/20/28	Aaa	461	523,043
Series 2002-41, Class HS, IO
6.779%(c)	06/16/32	Aaa	1,223	298,768
Series 2002-84, Class PH
6.000%	11/16/32	Aaa	1,665	1,989,976
Series 2003-25, Class PZ
5.500%	04/20/33	Aaa	1,006	1,177,536
Series 2003-28, Class TG
5.500%	05/20/32	Aaa	134	137,954
Series 2003-58, Class PC
5.000%	07/20/33	Aaa	1,666	1,988,776
Series 2003-86, Class ZC
4.500%	10/20/33	Aaa	896	974,826
Series 2004-19, Class KE
5.000%	03/16/34	Aaa	1,460	1,743,037
Series 2004-28, Class ST, IO
1.080%(c)	04/20/34	Aaa	14,694	280,336
Series 2004-30, Class UC
5.500%	02/20/34	Aaa	1,410	1,571,785
Series 2004-86, Class SP, IO
5.882%(c)	09/20/34	Aaa	2,445	407,144
Series 2004-88, Class ES, IO
5.879%(c)	06/17/34	Aaa	2,477	403,810
Series 2005-7, Class NL, IO
6.529%(c)	03/17/33	Aaa	30	4,750
Series 2005-30, Class WD
6.000%	07/20/33	Aaa	800	913,924
Series 2006-23, Class S, IO
6.282%(c)	01/20/36	Aaa	2,498	300,295
Series 2006-26, Class S, IO
6.282%(c)	06/20/36	Aaa	1,880	285,823
Series 2006-38, Class SG, IO
6.432%(c)	09/20/33	Aaa	3,123	242,509
Series 2007-16, Class KU, IO
6.432%(c)	04/20/37	Aaa	2,283	377,039
Series 2007-24, Class SA, IO
6.292%(c)	05/20/37	Aaa	4,566	745,652
Series 2007-35, Class TE
6.000%	06/20/37	Aaa	1,660	2,038,125
Series 2007-53, Class GB
5.500%	10/20/33	Aaa	250	262,527
Series 2007-58, Class SD, IO
6.272%(c)	10/20/37	Aaa	2,705	467,057
Series 2007-59, Class SP, IO
6.452%(c)	04/20/37	Aaa	2,295	299,128

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2008-36, Class AY
5.000%	04/16/23	Aaa	$530	$620,512
Series 2008-47, Class ML
5.250%	06/16/38	Aaa	760	894,249
Series 2008-54, Class NI, IO
6.029%(c)	06/16/38	Aaa	184	32,812
Series 2008-62, Class SA, IO
5.932%(c)	07/20/38	Aaa	1,200	202,867
Series 2008-73, Class SK, IO
6.522%(c)	08/20/38	Aaa	2,590	426,103
Series 2008-79, Class SA, IO
7.332%(c)	09/20/38	Aaa	1,501	258,371
Series 2009-6, Class CI, IO
6.500%	11/16/38	Aaa	759	117,939
Series 2009-16, Class SJ, IO
6.582%(c)	05/20/37	Aaa	2,842	528,116
Series 2009-36, Class IE, IO
1.000%(c)	09/20/38	Aaa	7,490	207,433
Series 2009-41, Class GS, IO
5.829%(c)	06/16/39	Aaa	148	20,474
Series 2009-65, Class LB
6.000%	07/16/39	Aaa	700	787,062
Series 2009-77, Class CS, IO
6.779%(c)	06/16/38	Aaa	3,926	579,462
Series 2009-81, Class A
5.750%	09/20/36	Aaa	724	818,691
Series 2009-83, Class TS, IO
5.882%(c)	08/20/39	Aaa	1,496	211,713
Series 2009-106, Class ST, IO
5.782%(c)	02/20/38	Aaa	2,328	361,057
Series 2009-106, Class XL, IO
6.532%(c)	06/20/37	Aaa	2,419	379,994
Series 2009-118, Class XU
5.000%	12/20/20	Aaa	835	978,726
Series 2009-127, Class IA, IO
3.050%(c)	09/20/38	Aaa	12,355	153,642
Series 2010-4, Class SB, IO
6.279%(c)	08/16/39	Aaa	3,528	464,564
Series 2010-14, Class A0, PO
0.970%(s)	12/20/32	Aaa	276	269,502
Series 2010-14, Class DO, PO
0.690%(s)	03/20/36	Aaa	427	423,367
Series 2010-14, Class EO, PO
2.690%(s)	06/16/33	Aaa	75	73,604
Series 2010-14, Class QP
6.000%	12/20/39	Aaa	471	517,508
Series 2010-31, Class SK, IO
5.882%(c)	11/20/34	Aaa	1,198	215,033
Series 2010-85, Class ID, IO
6.000%	09/20/39	Aaa	2,164	349,844
Series 2010-157, Class OP, PO
2.680%(s)	12/20/40	Aaa	1,289	1,167,058
Series 2012-93, Class MS, IO
6.432%(c)	07/20/42	Aaa	165	36,439
Greenpoint Mortgage Funding Trust,
Series 2005-AR4, Class 4A1A
0.527%(c)	10/25/45	Caa3	558	352,351

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
GSR Mortgage Loan Trust,
Series 2003-7F, Class 1A4
5.250%	06/25/33	AAA(d)	$574	$571,727
Series 2004-6F, Class 2A4
5.500%	05/25/34	AAA(d)	687	722,476
Series 2004-11, Class 1A1
2.968%(c)	09/25/34	Ba3	237	211,315
Series 2006-3F, Class 2A7
5.750%	03/25/36	CC(d)	307	300,448
JPMorgan Alternative Loan Trust,
Series 2006-A4, Class A1
5.950%(c)	09/25/36	Caa1	22	21,885
JPMorgan Mortgage Trust,
Series 2004-S1, Class 3A1
5.500%	09/25/34	Ba2	624	650,473
Series 2005-S2, Class 1A1
4.500%	08/25/20	CCC(d)	81	81,353
Series 2005-S2, Class 4A3
5.500%	09/25/20	CC(d)	235	250,104
Series 2006-A2, Class 5A1
2.765%(c)	11/25/33	A2	181	184,964
Series 2006-A2, Class 5A3
2.765%(c)	11/25/33	Ba3	688	694,883
Series 2007-A1, Class 5A5
2.945%(c)	07/25/35	Ba3	331	339,000
JPMorgan Reremic,
Series 2010-4, Class 7A1, 144A
3.018%(c)	08/26/35	AAA(d)	376	372,498
Lehman Mortgage Trust,
Series 2006-4, Class 3A1
5.000%	08/25/21	D(d)	91	88,899
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 5A1
2.766%(c)	08/25/34	Baa3	486	484,853
Series 2004-13, Class 3A7
2.624%(c)	11/21/34	A2	560	571,802
MASTR Alternative Loans Trust,
Series 2003-8, Class 5A1
5.000%	11/25/18	AAA(d)	308	328,002
Series 2003-9, Class 5A1
4.500%	12/25/18	AAA(d)	627	647,711
Series 2004-1, Class 4A1
5.500%	02/25/34	AAA(d)	235	245,467
Series 2004-3, Class 2A1
6.250%	04/25/34	A2	596	608,511
Series 2005-5, Class 3A1
5.750%	08/25/35	Caa3	158	144,514
MASTR Asset Securitization Trust,
Series 2004-6, Class 3A1
5.250%	07/25/19	AAA(d)	480	493,824
Series 2004-6, Class 4A1
5.000%	07/25/19	AAA(d)	509	530,145
Series 2004-P7, Class A6, 144A
5.500%	12/27/33	Baa3	518	546,758
MLCC Mortgage Investors, Inc.,
Series 2004-HB1, Class A3
3.208%(c)	04/25/29	Ba2	318	306,242

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Dean Witter Capital I,
Series 2003-HYB1, Class A3
3.363%(c)	03/25/33	Ba3	$697	$676,454
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A6
2.778%(c)	09/25/34	Ba1	474	463,626
PHH Mortgage Capital LLC,
Series 2008-CIM2, Class 5A1
6.000%	07/25/38	A3	706	763,709
Prime Mortgage Trust,
Series 2004-2, Class A2
4.750%	11/25/19	A1	240	250,252
Series 2004-CL1, Class 1A1
6.000%	02/25/34	AAA(d)	625	659,561
RAAC,
Series 2005-SP1, Class 2A1
5.250%	09/25/34	Baa3	776	799,305
Residential Accredit Loans, Inc.,
Series 2003-QS16, Class A1
5.000%	08/25/18	Ba3	197	201,397
Series 2003-QS20, Class A1
5.000%	11/25/18	Ba1	119	123,539
Series 2004-QS3, Class CB
5.000%	03/25/19	Baa3	480	499,805
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
2.669%(c)	12/25/34	Ba1	397	389,764
Residential Funding Mortgage Securities I,
Series 2003-S4, Class A4
5.750%	03/25/33	AAA(d)	414	437,113
Series 2006-S9, Class A1
6.250%	09/25/36	Caa2	213	189,591
Series 2006-S12, Class 2A2
6.000%	12/25/36	Caa1	248	250,867
Sequoia Mortgage Trust,
Series 2004-8, Class A2
1.088%(c)	09/20/34	Ba1	593	590,095
Springleaf Mortgage Loan Trust,
Series 2012-1A, Class B1, 144A
6.000%(c)	09/25/57	BBB(d)	350	343,913
Series 2012-2A, Class A, 144A
2.220%(c)	10/25/57	AAA(d)	818	820,929
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-6, Class 5A4
4.914%(c)	06/25/34	Ba1	350	353,877
Structured Asset Securities Corp.,
Series 2003-22A, Class 3A
2.836%(c)	06/25/33	Baa1	198	199,474
Series 2003-26A, Class 3A5
2.801%(c)	09/25/33	Ba2	919	907,196
Series 2003-29, Class 1A1
4.750%	09/25/18	BBB(d)	379	389,187
Series 2004-7, Class 2A1
5.445%(c)	05/25/24	Ba2	426	442,903
Thornburg Mortgage Securities Trust,
Series 2004-3, Class A
0.957%(c)	09/25/44	Baa3	1,031	1,003,705

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Vendee Mortgage Trust,
Series 1996-2, Class 1Z
6.750%	06/15/26	NR	$448	$531,573
Washington Mutual Mortgage Pass-Through Certificates,
Series 2003-S1, Class A5
5.500%	04/25/33	AAA(d)	650	684,329
Series 2003-AR4, Class A7
2.375%(c)	05/25/33	A1	424	434,867
Series 2004-S3, Class 3A2
6.000%	07/25/34	A3	491	513,165
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-F, Class A1
4.865%(c)	06/25/33	Baa3	325	331,855
Series 2004-7, Class 2A2
5.000%	07/25/19	AAA(d)	142	146,888
Series 2004-B, Class A1
4.962%(c)	02/25/34	Ba1	165	170,039
Series 2004-EE, Class 2A2
2.612%(c)	12/25/34	Baa2	766	788,161
Series 2004-O, Class A1
4.918%(c)	08/25/34	Baa2	661	689,258
Series 2005-16, Class A8
5.750%	01/25/36	Baa3	86	93,797
Series 2005-16, Class A16
5.750%	01/25/36	B1	137	140,144
Series 2005-AR9, Class 3A1
2.678%(c)	06/25/34	B1	551	556,646
Series 2005-AR13, Class A1
5.237%(c)	05/25/35	Baa1	122	122,917
Series 2006-3, Class A9
5.500%	03/25/36	B2	443	447,624
Series 2006-11, Class A8
6.000%	09/25/36	Caa2	224	221,410
Series 2006-17, Class A1
5.500%	11/25/21	B2	148	155,958
Series 2007-3, Class 3A1
5.500%	04/25/22	Ba3	54	55,948
Series 2007-8, Class 2A8
6.000%	07/25/37	B3	433	430,074
Series 2007-11, Class A85
6.000%	08/25/37	Caa1	527	517,135
Series 2007-11, Class A96
6.000%	08/25/37	B3	63	62,422

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES
(cost $204,944,339)				216,397,758

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.2%
Federal Home Loan Mortgage Corp.
2.000%	11/14/18		1,000	1,001,957
2.260%(c)	10/01/36		223	237,130
4.000%	01/01/32		1,097	1,190,510
5.500%	01/01/33-06/01/35		2,900	3,185,425
6.000%	12/01/23-12/01/36		3,764	4,159,814
6.500%	10/01/22-05/01/37		3,634	4,062,492
7.000%	09/01/36		885	1,022,417
8.000%	02/01/38		431	537,715

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
Federal National Mortgage Assoc.
0.800%(s)	07/05/14		$2,800	$2,760,862
0.990%(s)	06/01/17		1,675	1,599,538
1.400%	07/01/17		1,460	1,486,352
2.140%	04/01/19		1,700	1,775,322
2.490%	10/01/17		979	1,039,921
2.750%	03/01/22		1,329	1,384,786
3.380%	01/01/18		1,430	1,574,100
3.500%	07/01/32		2,586	2,802,140
3.590%	10/01/20		1,400	1,562,741
3.738%	06/01/18		1,728	1,956,712
3.810%	01/01/19		1,328	1,478,472
4.000%	TBA		1,207	1,299,034
5.000%	12/01/19-02/01/35		2,752	3,011,975
5.500%	01/01/19-09/01/38		5,126	5,633,146
6.000%	09/01/19-08/01/37		8,872	9,835,478
6.270%(c)	09/01/37		462	505,996
6.500%	09/01/22-10/01/38		3,938	4,452,302
7.000%	05/01/17-04/01/37		580	659,415
8.000%	12/01/36		2,115	2,484,016
Financing Corp. FICO Strip, PO
1.560%(s)	04/05/19		1,500	1,355,814
Government National Mortgage Assoc.
6.000%	09/20/36-03/20/41		3,335	3,722,567
6.500%	10/15/23-12/20/40		5,475	6,302,845
7.000%	10/20/38-12/20/38		1,034	1,196,659
7.500%	01/20/35		450	547,992
8.000%	05/20/32		1,173	1,373,555
Residual Funding Corp., PO
0.407%(s)	07/15/20		2,400	2,119,946
Tennessee Valley Authority
4.875%	01/15/48		885	1,127,017
5.880%	04/01/36		3,430	4,829,399

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $81,995,761)				85,275,562

U.S. TREASURY OBLIGATIONS — 8.8%
U.S. Treasury Bonds
3.125%	05/15/21	(k)	90	102,881
4.500%	11/15/15-02/15/36		6,100	7,112,388
8.125%	05/15/21		5,000	7,780,080
U.S. Treasury Notes
0.500%	07/31/17		7,420	7,383,479
0.625%	08/31/17		9,005	9,010,628
0.875%	07/31/19	(a)	5,000	4,952,345
1.000%	06/30/19		10,000	9,997,660
1.250%	04/30/19		11,750	11,970,312
1.500%	07/31/16		140	145,633
1.625%	08/15/22	(a)	17,835	17,815,489
1.750%	10/31/18		8,000	8,430,000
2.875%	01/31/13	(a)(k)	23,750	23,965,222
3.500%	05/15/20		5,000	5,854,295
4.250%	11/15/17		5,000	5,903,515
8.750%	08/15/20		7,500	11,783,205
8.875%	02/15/19		2,700	4,043,039
U.S. Treasury Strip Coupon
0.290%(s)	02/15/15	(a)	3,000	2,979,411
0.470%(s)	08/15/16		15,000	14,729,220
0.680%(s)	08/15/17	(a)	5,000	4,837,565

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date			Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
0.720%(s)	11/15/17(a)			$5,000	$4,819,400
0.780%(s)	02/15/18(a)			5,000	4,794,305
0.880%(s)	08/15/18(a)			8,500	8,073,538
1.090%(s)	08/15/19(a)			10,390	9,645,079
1.210%(s)	02/15/20(a)			10,200	9,329,297
1.270%(s)	05/15/20(a)			10,099	9,170,377
1.320%(s)	08/15/20(a)			6,500	5,859,328
1.360%(s)	11/15/20(a)			3,270	2,928,409
1.440%(s)	02/15/21(a)			8,730	7,744,723
2.450%(s)	11/15/26			1,800	1,277,010
2.550%(s)	11/15/27(a)			3,000	2,046,600
2.620%(s)	11/15/28			3,000	1,971,027
2.680%(s)	11/15/29(a)			3,000	1,901,448
2.700%(s)	02/15/30(a)			4,000	2,510,896

TOTAL U.S. TREASURY OBLIGATIONS (cost $221,402,752)					230,867,804

TOTAL LONG-TERM INVESTMENTS (cost $2,162,144,006)					2,307,722,590

				Shares
SHORT-TERM INVESTMENTS — 20.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 20.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $532,664,874; includes $189,422,508 of cash collateral for securities on loan)(b)(w)				532,664,874	532,664,874

U.S. TREASURY OBLIGATIONS(n)
U.S. Treasury Bills
0.070%(s)	01/17/13			305	304,932
0.080%(s)	11/15/12	(k)		50	49,995
0.100%	01/17/13			10	9,998
0.105%	01/17/13	(k)		50	49,989
0.130%	03/21/13			40	39,975
0.160%	05/30/13	(k)		115	114,885

TOTAL U.S. TREASURY OBLIGATIONS (cost $569,713)					569,774

			Counterparty	Notional Amount (000)#
OPTIONS PURCHASED*
Call Options
Interest Rate Swap Options, Pay a fixed rate of 2.10% and receive a floating rate based on 3-month LIBOR, expiring 11/27/12			Goldman Sachs & Co.	89	2,136
Put Options
10 Year U.S. Treasury Note Futures,
expiring 01/13/13, Strike Price $131.00				36	2,250

Counterparty		Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)
Put Options (cont’d.)
Euro-Bund Futures,
expiring 11/15/12, Strike Price $139.50	Goldman Sachs & Co.	EUR	4	$5

				2,255

TOTAL OPTIONS PURCHASED (cost $24,330)				4,391

TOTAL SHORT-TERM INVESTMENTS (cost 533,258,917)				533,239,039

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 108.2% (cost $2,695,402,923)				2,840,961,629

		Shares
SECURITIES SOLD SHORT — (5.4)%
COMMON STOCKS — (5.0)%
Advertising — (0.1)%
Interpublic Group of Cos., Inc. (The)			20,368	(226,492)
Omnicom Group, Inc.			33,615	(1,733,189)

				(1,959,681)

Aerospace & Defense — (0.1)%
Boeing Co. (The)			18,880	(1,314,426)
Lockheed Martin Corp.			16,583	(1,548,521)
Raytheon Co.			13,620	(778,519)

				(3,641,466)

Agriculture — (0.1)%
Altria Group, Inc.			56,756	(1,895,083)
Lorillard, Inc.			2,834	(330,019)

				(2,225,102)

Auto Parts & Equipment
Autoliv, Inc.			4,977	(308,425)

Automobile Manufacturers — (0.1)%
Ford Motor Co.			90,213	(889,500)
PACCAR, Inc.			5,620	(224,940)

				(1,114,440)

Banks — (0.1)%
Bank of Hawaii Corp.			16,089	(733,980)
Bank of New York Mellon Corp. (The)			8,584	(194,170)
Cullen/Frost Bankers, Inc.			14,138	(811,945)
Northern Trust Corp.			8,572	(397,869)
US Bancorp			8,370	(287,091)

				(2,425,055)

Beverages
Brown-Forman Corp. (Class B Stock)			8,320	(542,880)
Coca-Cola Co. (The)			9,620	(364,887)

				(907,767)

Biotechnology
Amgen, Inc.			9,016	(760,229)
United Therapeutics Corp.*			2,743	(153,279)

				(913,508)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Chemicals — (0.2)%
Cabot Corp.	7,786	$(284,734)
Celanese Corp.	3,100	(117,521)
Dow Chemical Co. (The)	24,783	(717,716)
Ecolab, Inc.	6,844	(443,560)
OM Group, Inc.*	4,314	(79,982)
Praxair, Inc.	18,041	(1,874,099)
Sherwin-Williams Co. (The)	1,398	(208,176)
Sigma-Aldrich Corp.	1,617	(116,375)
Valspar Corp. (The)	15,536	(871,570)

		(4,713,733)

Coal
CONSOL Energy, Inc.	5,766	(173,268)

Commercial Banks — (0.1)%
BB&T Corp.	7,976	(264,484)
Commerce Bancshares, Inc.	11,629	(468,998)
UMB Financial Corp.	16,239	(790,515)

		(1,523,997)

Commercial Services — (0.1)%
Automatic Data Processing, Inc.	3,622	(212,467)
Global Payments, Inc.	1,539	(64,376)
HMS Holdings Corp.*	30,100	(1,006,243)
Paychex, Inc.	6,476	(215,586)
SAIC, Inc.	24,478	(294,715)
Total System Services, Inc.	5,655	(134,024)

		(1,927,411)

Computers — (0.2)%
Dell, Inc.	16,977	(167,393)
EMC Corp.*	8,621	(235,095)
Fusion-io, Inc.*	32,090	(971,364)
International Business Machines Corp.	12,000	(2,489,400)
Seagate Technology PLC (Ireland)	1,940	(60,140)
Western Digital Corp.	1,401	(54,261)

		(3,977,653)

Cosmetics/Personal Care
Estee Lauder Cos., Inc. (The) (Class A Stock)	9,043	(556,778)

Distribution/Wholesale
Fastenal Co.	16,344	(702,628)

Diversified Financial Services — (0.1)%
Federated Investors, Inc. (Class B Stock)	8,360	(172,968)
Franklin Resources, Inc.	6,173	(772,057)
T. Rowe Price Group, Inc.	12,662	(801,505)

		(1,746,530)

Diversified Machinery — (0.1)%
Cummins, Inc.	2,371	(218,630)
Rockwell Automation, Inc.	14,868	(1,034,069)

		(1,252,699)

Diversified Manufacturing — (0.2)%
Danaher Corp.	12,877	(710,167)
Dover Corp.	18,195	(1,082,421)
Eaton Corp.	6,654	(314,468)
General Electric Co.	60,977	(1,384,788)
Illinois Tool Works, Inc.	20,961	(1,246,551)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Diversified Manufacturing (cont’d.)
Parker Hannifin Corp.	1,206	$(100,797)
Textron, Inc.	16,083	(420,892)

		(5,260,084)

Electric — (0.3)%
Consolidated Edison, Inc.	37,481	(2,244,737)
Duke Energy Corp.	13,687	(886,918)
Edison International	9,927	(453,565)
Entergy Corp.	11,992	(831,046)
Exelon Corp.	1,692	(60,201)
MDU Resources Group, Inc.	6,408	(141,232)
National Fuel Gas Co.	6,147	(332,184)
Southern Co. (The)	15,902	(732,923)
Wisconsin Energy Corp.	20,131	(758,335)

		(6,441,141)

Electronics
Agilent Technologies, Inc.	5,262	(202,324)
Gentex Corp.	3,799	(64,621)
National Instruments Corp.	12,600	(317,142)

		(584,087)

Environmental Control
Clean Harbors, Inc.*	15,600	(762,060)

Financial – Bank & Trust

Valley National Bancorp	80,202	(803,624)

Food — (0.2)%
H.J. Heinz Co.	11,958	(669,050)
Hershey Co. (The)	32,154	(2,279,397)
Sysco Corp.	24,080	(752,982)
United Natural Foods, Inc.*	14,490	(846,940)

		(4,548,369)

Forest Products & Paper
International Paper Co.	4,924	(178,840)

Healthcare Products — (0.1)%
Edwards Lifesciences Corp.*	2,513	(269,821)
Hospira, Inc.*	14,323	(470,081)
Medtronic, Inc.	16,662	(718,465)
Varian Medical Systems, Inc.*	11,752	(708,881)
Zimmer Holdings, Inc.	19,780	(1,337,524)

		(3,504,772)

Healthcare Services
Tenet Healthcare Corp.*	22,902	(143,596)

Home Builders
Toll Brothers, Inc.*	11,893	(395,204)

Home Furnishings
Harman International Industries, Inc.	6,075	(280,422)

Household Products/Wares
Church & Dwight Co., Inc.	15,932	(860,169)
Kimberly-Clark Corp.	2,732	(234,351)

		(1,094,520)

Insurance — (0.3)%
Allstate Corp. (The)	14,041	(556,164)
American International Group, Inc.*	7,752	(254,188)
Aon PLC	20,251	(1,058,925)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Insurance (cont’d.)
Arch Capital Group Ltd. (Bermuda)*	8,352	$(348,111)
Chubb Corp. (The)	17,770	(1,355,496)
Lincoln National Corp.	9,892	(239,287)
Progressive Corp. (The)	18,796	(389,829)
RenaissanceRe Holdings Ltd. (Bermuda)	4,350	(335,124)
Torchmark Corp.	21,832	(1,121,073)
Travelers Cos., Inc. (The)	10,874	(742,259)
W.R. Berkley Corp.	19,863	(744,664)

		(7,145,120)

Internet Software & Services — (0.2)%
Amazon.com, Inc.*	9,430	(2,398,238)
AOL, Inc.*	12,097	(426,177)
Google, Inc. (Class A Stock)*	1,990	(1,501,455)
NetFlix, Inc.*	4,957	(269,859)
Priceline.com, Inc.*	431	(266,673)

		(4,862,402)

Iron/Steel — (0.1)%
AK Steel Holding Corp.	15,838	(76,022)
Cliffs Natural Resources, Inc.	31,878	(1,247,386)
Nucor Corp.	34,744	(1,329,305)
United States Steel Corp.	12,177	(232,215)
Vale SA (Brazil), ADR	27,497	(492,196)

		(3,377,124)

Lodging — (0.1)%
Choice Hotels International, Inc.	29,655	(948,663)
Hyatt Hotels Corp. (Class A Stock)*	21,014	(843,712)
Las Vegas Sands Corp.	11,360	(526,763)

		(2,319,138)

Machinery–Construction & Mining
Caterpillar, Inc.	7,156	(615,702)

Media — (0.2)%
Gannett Co., Inc.	30,335	(538,446)
New York Times Co. (The) (Class A Stock)*	7,385	(72,078)
News Corp. (Class B Stock)	42,894	(1,063,771)
Scripps Networks Interactive, Inc. (Class A Stock)	24,206	(1,482,133)
Viacom, Inc. (Class B Stock)	3,477	(186,332)
Walt Disney Co. (The)	23,923	(1,250,694)
Washington Post Co. (The) (Class B Stock)	3,733	(1,355,191)

		(5,948,645)

Metal Fabricate/Hardware
Tenaris SA (Luxembourg), ADR	7,934	(323,469)

Metals & Mining
Vulcan Materials Co.	8,621	(407,773)

Office Equipment
Xerox Corp.	27,310	(200,455)

Oil & Gas — (0.2)%
Diamond Offshore Drilling, Inc.	8,852	(582,550)
Encana Corp. (Canada)	21,105	(462,622)
Exxon Mobil Corp.	28,593	(2,614,830)
Newfield Exploration Co.*	5,744	(179,902)
Tesoro Corp.	8,104	(339,558)

		(4,179,462)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Pharmaceuticals — (0.5)%
Bristol-Myers Squibb Co.	96,682	$(3,263,017)
Eli Lilly & Co.	49,760	(2,359,122)
Express Scripts Holding Co.*	5,819	(364,677)
Forest Laboratories, Inc.*	9,091	(323,731)
Isis Pharmaceuticals, Inc.*	23,709	(333,586)
Johnson & Johnson	39,316	(2,709,265)
Mead Johnson Nutrition Co.	16,309	(1,195,124)
Medivation, Inc.*	2,155	(121,456)
Perrigo Co.	23,350	(2,712,570)

		(13,382,548)

Pipelines
Spectra Energy Corp.	6,737	(197,798)
TransCanada Corp. (Canada)	8,695	(395,622)

		(593,420)

Real Estate Investment Trusts — (0.3)%
Brandywine Realty Trust	29,097	(354,692)
DCT Industrial Trust, Inc.	72,260	(467,522)
Douglas Emmett, Inc.	11,264	(259,860)
EastGroup Properties, Inc.	10,964	(583,285)
Equity One, Inc.	45,672	(961,852)
Federal Realty Investment Trust	10,032	(1,056,370)
Health Care REIT, Inc.	5,441	(314,218)
Kimco Realty Corp.	34,200	(693,234)
Mid-America Apartment Communities, Inc.	5,065	(330,795)
ProLogis, Inc.	8,600	(301,258)
Realty Income Corp.	17,502	(715,657)
Tanger Factory Outlet Centers	21,338	(689,858)
Vornado Realty Trust	10,238	(829,790)
Weingarten Realty Investors	38,872	(1,092,692)

		(8,651,083)

Retail — (0.4)%
Bed Bath & Beyond, Inc.*	4,501	(283,563)
CarMax, Inc.*	8,695	(246,068)
Costco Wholesale Corp.	5,620	(562,702)
J.C. Penney Co., Inc.	9,168	(222,691)
McDonald’s Corp.	32,664	(2,996,922)
O’Reilly Automotive, Inc.*	2,791	(233,383)
Starbucks Corp.	40,090	(2,034,568)
Tiffany & Co.	39,040	(2,415,795)
Wal-Mart Stores, Inc.	22,792	(1,682,050)

		(10,677,742)

Retail & Merchandising — (0.1)%
CVS Caremark Corp.	6,188	(299,623)
Target Corp.	13,420	(851,767)

		(1,151,390)

Semiconductors — (0.2)%
Advanced Micro Devices, Inc.*	38,484	(129,691)
Cypress Semiconductor Corp.*	25,941	(278,088)
Intel Corp.	59,794	(1,356,128)
KLA-Tencor Corp.	21,183	(1,010,535)
Linear Technology Corp.	15,793	(503,007)
Microchip Technology, Inc.	29,650	(970,741)
NVIDIA Corp.*	32,024	(427,200)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	96,398	$(1,525,016)

		(6,200,406)

Software — (0.1)%
Cerner Corp.*	1,617	(125,172)
Dun & Bradstreet Corp. (The)	2,475	(197,060)
Electronic Arts, Inc.*	60,292	(765,105)
Intuit, Inc.	3,676	(216,443)
Oracle Corp.	8,220	(258,848)
Salesforce.com, Inc.*	875	(133,604)

		(1,696,232)

Telecommunications — (0.1)%
Acme Packet, Inc.*	54,720	(935,712)
AT&T, Inc.	48,231	(1,818,309)
JDS Uniphase Corp.*	9,984	(123,652)
Juniper Networks, Inc.*	7,030	(120,283)
Motorola Solutions, Inc.	5,988	(302,693)

		(3,300,649)

Toys/Games/Hobbies
Mattel, Inc.	15,839	(561,968)

Transportation — (0.1)%
FedEx Corp.	4,287	(362,766)
Heartland Express, Inc.	58,705	(784,299)
Knight Transportation, Inc.	31,878	(455,855)
United Parcel Service, Inc. (Class B Stock) .	4,860	(347,830)
Werner Enterprises, Inc.	30,424	(650,161)

		(2,600,911)

TOTAL COMMON STOCKS
(proceeds received $125,953,771)		(132,262,499)

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATIONS — (0.4)%
Federal National Mortgage Assoc.
3.000%	TBA	$634	(669,266)
5.000%	TBA	7,875	(8,587,754)

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(proceeds received $9,263,060)			(9,257,020)

TOTAL SECURITIES SOLD SHORT
(proceeds received $135,216,831)			(141,519,519)

		Notional Amount (000)#
OPTIONS WRITTEN*
Put Options
10 Year U.S. Treasury Note Futures, expiring 01/13/13, Strike Price $131.00		36	(2,250)
Euro-Bund Futures,

		Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)
Put Options (cont’d.)
expiring 11/15/12, Strike Price $138.00	Goldman Sachs & Co.	EUR 4	$(5)

TOTAL OPTIONS WRITTEN (premiums received $11,782)			(2,255)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 102.8% (cost $2,560,174,310)			2,699,439,855
Liabilities in excess of other assets(x) — (2.8)%			(74,554,989)

NET ASSETS — 100.0%			$2,624,884,866

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
DIP	Debtor-in-Possession
FHLMC	Federal Home Loan Mortgage Corporation
FICO	Financing Corporation
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NVDR	Non-Voting Depositary Receipt
PIK	Payment-in-Kind
PO	Principal Only
PRFC	Preference Shares
QMTF	Multilateral Trading Facility
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
SGX	Singapore Exchange
TBA	To Be Announced
TMX	Toronto Stock Exchange
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
XNGS	Nasdaq Global Select Market
XNYS	New York Stock Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012.
Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $185,041,199; cash collateral of $189,422,508 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2012.
(t)	Fractional Share.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
50	2 Year U.S. Treasury Notes	Dec. 2012	$11,020,688	$11,026,563	$5,875
667	5 Year U.S. Treasury Notes	Dec. 2012	82,880,719	83,130,086	249,367
100	10 Year Australian Bonds	Dec. 2012	96,187,658	96,425,955	238,297
44	10 Year U.S. Treasury Notes	Dec. 2012	5,825,531	5,873,312	47,781
66	20 Year U.S. Treasury Bonds	Dec. 2012	9,863,344	9,858,750	(4,594)
1,685	Euro STOXX 50	Dec. 2012	55,470,856	53,158,332	(2,312,524)
294	Hang Seng Index	Oct. 2012	39,300,417	39,574,480	274,063
803	S&P 500 E-Mini	Dec. 2012	57,798,737	57,583,130	(215,607)
554	TOPIX Index	Dec. 2012	51,538,069	52,177,087	639,018

					(1,078,324)

Short Positions:
6	90 Day Euro Dollar	Dec. 2012	1,492,088	1,495,200	(3,112)
16	90 Day Euro Dollar	Mar. 2013	3,960,350	3,987,000	(26,650)
16	90 Day Euro Dollar	Jun. 2013	3,963,225	3,986,400	(23,175)
6	90 Day Euro Dollar	Sep. 2013	1,489,188	1,494,750	(5,562)
7	90 Day Euro Dollar	Dec. 2013	1,738,787	1,743,438	(4,651)
4	90 Day Euro Dollar	Mar. 2014	995,200	996,050	(850)
22	90 Day Euro Euribor	Dec. 2012	7,051,261	7,054,345	(3,084)
13	30 Day Fed Fund	Jun. 2013	5,408,433	5,410,329	(1,896)
9	30 Day Fed Fund	Jul. 2013	3,743,299	3,745,425	(2,126)
118	2 Year U.S. Treasury Notes	Dec. 2012	26,010,438	26,022,688	(12,250)
139	3 Year Australian Bonds	Dec. 2012	42,549,719	42,562,795	(13,076)
16	5 Year U.S. Treasury Notes	Dec. 2012	1,990,594	1,994,125	(3,531)
27	10 Year Japanese Bonds	Dec. 2012	49,727,191	49,886,340	(159,149)
232	10 Year U.S. Treasury Notes	Dec. 2012	30,847,883	30,968,375	(120,492)
16	20 Year U.S. Treasury Bonds	Dec. 2012	2,396,250	2,390,000	6,250
13	DAX Index	Dec. 2012	3,076,666	3,023,095	53,571
447	FTSE 100 Index	Dec. 2012	42,346,997	41,237,441	1,109,556
67	Russell 2000 Mini	Dec. 2012	5,643,410	5,590,480	52,930
165	S&P 500 E-Mini	Dec. 2012	12,004,900	11,832,150	172,750
254	SPI 200 Index	Dec. 2012	29,048,069	28,876,810	171,259

					1,186,712

					$108,388

(1)	Cash of $2,513,000 and U.S. Treasury Securities with a market value of $16,605,604 have been segregated to cover requirements for open futures contracts as of September 30, 2012.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 11/09/12	Barclays Capital Group	AUD	605	$628,702	$624,962	$(3,740)
Expiring 11/09/12	Toronto Dominion	AUD	8,198	8,545,223	8,470,476	(74,747)
Expiring 12/12/12	Pacific Crest Capital, Inc.	AUD	412	426,660	424,109	(2,551)
Expiring 12/27/12	Credit Suisse First Boston Corp.	AUD	442	457,766	455,098	(2,668)
British Pound,
Expiring 11/09/12	Barclays Capital Group	GBP	473	741,514	763,445	21,931
Expiring 11/09/12	Barclays Capital Group	GBP	291	471,453	470,164	(1,289)
Expiring 01/02/13	Royal Bank of Scotland Group PLC	GBP	67	108,490	108,163	(327)
Expiring 01/25/13	Deutsche Bank	GBP	67	103,882	108,154	4,272
Canadian Dollar,
Expiring 12/12/12	BNP Paribas	CAD	240	244,525	243,205	(1,320)
Expiring 12/27/12	Royal Bank of Canada	CAD	1,262	1,293,596	1,281,247	(12,349)
Expiring 01/22/13	Citigroup Global Markets	CAD	65	66,441	65,938	(503)
Euro,
Expiring 11/09/12	Barclays Capital Group	EUR	1,602	1,962,258	2,059,323	97,065
Expiring 11/09/12	Barclays Capital Group	EUR	801	1,003,362	1,030,111	26,749
Expiring 11/09/12	Barclays Capital Group	EUR	240	313,092	308,907	(4,185)
Expiring 11/09/12	Credit Suisse First Boston Corp.	EUR	875	1,128,461	1,124,909	(3,552)
Expiring 11/09/12	Credit Suisse First Boston Corp.	EUR	707	884,440	908,920	24,480
Expiring 11/09/12	UBS Securities	EUR	739	912,186	949,430	37,244
Expiring 12/12/12	State Street Bank	EUR	2,687	3,472,330	3,456,199	(16,131)
Expiring 12/12/12	State Street Bank	EUR	1,039	1,307,054	1,335,832	28,778
Expiring 01/25/13	Deutsche Bank	EUR	86	106,505	110,662	4,157
Expiring 02/28/13	UBS Securities	EUR	118	151,924	151,895	(29)
Hong Kong Dollar,
Expiring 12/12/12	Goldman Sachs & Co.	HKD	1,995	257,220	257,230	10
Expiring 12/12/12	RBC Dominion Securities	HKD	1,994	257,194	257,213	19
Expiring 12/12/12	Royal Bank of Scotland Group PLC	HKD	1,992	256,869	256,876	7
Expiring 12/27/12	Credit Suisse First Boston Corp.	HKD	4,161	536,691	536,695	4
Expiring 12/27/12	Societe Generale	HKD	1,242	160,170	160,150	(20)
Japanese Yen,
Expiring 11/09/12	Citigroup Global Markets	JPY	67,692	866,887	867,705	818
Expiring 11/09/12	Deutsche Bank	JPY	53,101	679,304	680,677	1,373
Expiring 11/09/12	Toronto Dominion	JPY	24,374	312,234	312,439	205
Expiring 12/12/12	Goldman Sachs & Co.	JPY	33,658	426,488	431,606	5,118
Expiring 12/27/12	Credit Suisse First Boston Corp.	JPY	36,863	473,551	472,831	(720)
Mexican Peso,
Expiring 11/13/12	Deutsche Bank	MXN	1,637	125,383	126,563	1,180
Expiring 02/01/13	Royal Bank of Scotland Group PLC	MXN	1,395	107,278	107,019	(259)
Norwegian Krone,
Expiring 11/09/12	Deutsche Bank	NOK	5,014	830,176	873,879	43,703
Singapore Dollar,
Expiring 11/09/12	Toronto Dominion	SGD	3,092	2,485,395	2,519,670	34,275
South African Rand,
Expiring 01/02/13	Royal Bank of Scotland Group PLC	ZAR	896	107,193	106,183	(1,010)
Expiring 03/22/13	Morgan Stanley	ZAR	565	66,943	66,270	(673)
Swedish Krona,
Expiring 11/09/12	Toronto Dominion	SEK	7,643	1,126,411	1,162,010	35,599
Expiring 12/27/12	State Street Bank	SEK	4,393	669,091	666,872	(2,219)
Swiss Franc,
Expiring 11/09/12	Citigroup Global Markets	CHF	664	677,736	706,101	28,365
Expiring 11/09/12	Deutsche Bank	CHF	2,764	2,832,181	2,941,650	109,469
Expiring 12/27/12	Credit Suisse First Boston Corp.	CHF	813	875,981	865,348	(10,633)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Turkish Lira,
Expiring 12/03/12	Royal Bank of Scotland Group PLC	TRY	194	$107,459	$106,943	$(516)

				$38,567,699	$38,933,079	$365,380

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 12/12/12	BNP Paribas	AUD	333	$337,753	$343,186	$(5,433)
Expiring 12/12/12	Pacific Crest Capital, Inc.	AUD	328	340,107	338,396	1,711
Expiring 12/12/12	UBS Securities	AUD	5,086	5,221,728	5,241,037	(19,309)
Expiring 12/27/12	State Street Bank	AUD	330	340,250	319,511	20,739
Expiring 12/27/12	Westpac Banking Corp.	AUD	1,035	1,071,809	1,065,100	6,709
Expiring 03/22/13	Morgan Stanley	AUD	65	66,932	66,452	480
British Pound,
Expiring 10/24/12	Citigroup Global Markets	GBP	426	689,738	687,849	1,889
Expiring 11/09/12	Barclays Capital Group	GBP	276	437,800	444,891	(7,091)
Expiring 11/09/12	Credit Suisse First Boston Corp.	GBP	100	158,867	161,459	(2,592)
Expiring 11/09/12	Goldman Sachs & Co.	GBP	1,198	1,878,958	1,933,579	(54,621)
Expiring 11/09/12	UBS Securities	GBP	5,331	8,307,300	8,607,579	(300,279)
Expiring 11/09/12	Westpac Banking Corp.	GBP	88	140,229	142,373	(2,144)
Expiring 12/03/12	Royal Bank of Scotland Group PLC	GBP	67	108,496	108,170	326
Expiring 12/12/12	Deutsche Bank	GBP	243	394,979	392,312	2,667
Expiring 12/12/12	Deutsche Bank	GBP	148	239,087	238,420	667
Expiring 12/12/12	Morgan Stanley	GBP	214	342,766	346,036	(3,270)
Expiring 12/12/12	UBS Securities	GBP	3,697	5,910,979	5,968,197	(57,218)
Expiring 01/02/13	Royal Bank of Scotland Group PLC	GBP	134	216,979	216,584	395
Expiring 01/25/13	Deutsche Bank	GBP	67	104,192	108,154	(3,962)
Expiring 02/01/13	Royal Bank of Scotland Group PLC	GBP	67	108,481	108,151	330
Canadian Dollar,
Expiring 11/09/12	UBS Securities	CAD	1,115	1,109,285	1,133,302	(24,017)
Euro,
Expiring 10/24/12	Citigroup Global Markets	EUR	1,794	2,316,106	2,305,996	10,110
Expiring 11/09/12	Goldman Sachs & Co.	EUR	937	1,151,485	1,204,301	(52,816)
Expiring 11/09/12	Goldman Sachs & Co.	EUR	588	722,819	755,973	(33,154)
Expiring 11/09/12	UBS Securities	EUR	2,700	3,314,002	3,470,748	(156,746)
Expiring 11/09/12	UBS Securities	EUR	274	344,331	352,214	(7,883)
Expiring 12/12/12	UBS Securities	EUR	16,455	21,067,052	21,162,777	(95,725)
Expiring 12/27/12	Toronto Dominion	EUR	304	396,082	390,974	5,108
Expiring 01/25/13	Deutsche Bank	EUR	86	104,219	110,662	(6,443)
Expiring 02/28/13	Deutsche Bank	EUR	217	273,409	279,889	(6,480)
Expiring 02/28/13	UBS Securities	EUR	239	311,130	307,651	3,479
Hong Kong Dollar,
Expiring 11/09/12	Credit Suisse First Boston Corp.	HKD	1,811	233,521	233,554	(33)
Expiring 11/09/12	Deutsche Bank	HKD	1,719	221,702	221,725	(23)
Expiring 11/09/12	UBS Securities	HKD	6,133	791,073	790,924	149
Expiring 12/12/12	Credit Suisse First Boston Corp.	HKD	4,761	613,918	613,961	(43)
Japanese Yen,
Expiring 11/09/12	Credit Suisse First Boston Corp.	JPY	24,869	319,902	318,786	1,116
Expiring 11/09/12	Credit Suisse First Boston Corp.	JPY	18,298	236,296	234,552	1,744
Expiring 11/09/12	Royal Bank of Canada	JPY	101,844	1,298,878	1,305,488	(6,610)
Expiring 11/09/12	State Street Bank	JPY	114,592	1,465,720	1,468,895	(3,175)
Expiring 12/12/12	Credit Suisse First Boston Corp.	JPY	290,260	3,709,814	3,722,147	(12,333)
Expiring 12/27/12	BNP Paribas	JPY	32,432	411,120	415,989	(4,869)

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Japanese Yen (cont’d.),
Expiring 12/27/12	Morgan Stanley	JPY	42,199	$543,781	$541,276	$2,505
Expiring 12/27/12	State Street Bank	JPY	20,843	267,606	267,488	118
New Zealand Dollar,
Expiring 11/09/12	State Street Bank	NZD	665	537,892	549,176	(11,284)
Expiring 12/12/12	Deutsche Bank	NZD	473	380,699	389,780	(9,081)
Norwegian Krone,
Expiring 10/24/12	Citigroup Global Markets	NOK	2,893	502,173	504,487	(2,314)
Singapore Dollar,
Expiring 12/12/12	Deutsche Bank	SGD	412	332,996	335,503	(2,507)
Swedish Krona,
Expiring 11/09/12	UBS Securities	SEK	2,234	335,343	339,708	(4,365)
Swiss Franc,
Expiring 11/09/12	Deutsche Bank	CHF	378	386,654	401,868	(15,214)
Expiring 11/09/12	Deutsche Bank	CHF	196	205,295	208,729	(3,434)
Expiring 11/09/12	UBS Securities	CHF	217	227,046	230,787	(3,741)
Expiring 12/12/12	UBS Securities	CHF	1,719	1,821,437	1,830,587	(9,150)

				$72,370,216	$73,237,333	$(867,117)

Cross currency exchange contracts outstanding at September 30, 2012:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation (Depreciation)	Counterparty
11/09/12	Buy	CAD	195	EUR	154	$267	Westpac Banking Corp.
11/09/12	Buy	EUR	208	GBP	164	2,575	Barclays Capital Group
11/09/12	Buy	EUR	270	CAD	333	7,995	BNP Paribas
11/09/12	Buy	EUR	402	JPY	39,724	7,315	BNP Paribas
11/09/12	Buy	EUR	203	JPY	19,533	10,605	Credit Suisse First Boston Corp.
11/09/12	Buy	EUR	356	AUD	441	1,871	Goldman Sachs & Co.
11/09/12	Buy	EUR	306	GBP	245	(2,144)	UBS Securities
11/09/12	Buy	EUR	258	JPY	25,179	8,399	Westpac Banking Corp.
11/09/12	Buy	EUR	359	JPY	36,924	(11,875)	Westpac Banking Corp.
11/09/12	Buy	HKD	1,664	CAD	209	2,324	UBS Securities
11/09/12	Buy	JPY	20,283	EUR	203	(982)	BNP Paribas
11/09/12	Buy	JPY	19,804	EUR	205	(9,323)	UBS Securities
11/09/12	Buy	JPY	31,272	EUR	307	5,857	Westpac Banking Corp.

						$22,884

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation	Counterparty

Over-the-counter swap agreements:
$ 140	07/18/13	0.635%	3 month LIBOR(1)	$(396)	$—	$(396)	Deutsche Bank AG
3,661	08/06/17	0.813%	3 month LIBOR(1)	(57,961)	—	(57,961)	Credit Suisse First Boston
3,667	08/09/17	0.902%	3 month LIBOR(1)	(33,072)	—	(33,072)	Deutsche Bank AG
1,438	09/25/22	2.835%	3 month LIBOR(1)	(7,902)	—	(7,902)	Citigroup, Inc.

				$(99,331)	$—	$(99,331)

(1)	Portfolio pays the floating rate and receives the fixed rate.

#	Notional Amount is shown in U.S. dollars unless otherwise stated.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on credit indices – Sell Protection(1):
CDX.NA.HY.18.V2	06/20/17	5.000%		$600	$5,417	$(4,513)	$9,930	Bank of America
CDX.NA.IG.19.V1	12/20/17	1.000%		2,450	2,086	4,324	(2,238)	Bank of America
CMBX.NA.A.2.V1	03/15/49	0.250%		320	(199,373)	(143,012)	(56,361)	Citigroup, Inc.
CMBX.NA.A.2.V1	03/15/49	0.250%		240	(149,530)	(114,929)	(34,601)	Deutsche Bank AG
CMBX.NA.A.2.V1	03/15/49	0.250%		240	(149,530)	(114,929)	(34,601)	Morgan Stanley
CMBX.NA.AA.3.V1	12/13/49	0.620%		250	(199,807)	(163,630)	(36,177)	Barclays Bank PLC
CMBX.NA.AA.3.V1	12/13/49	0.620%		120	(95,908)	(78,824)	(17,084)	Morgan Stanley
CMBX.NA.AJ.V1	02/17/51	0.960%		300	(110,352)	(92,342)	(18,010)	Citigroup, Inc.
CMBX.NA.AM.4	02/17/51	0.500%		200	(33,722)	(63,949)	30,227	Morgan Stanley
IX9 22-100% 5Y	06/20/18	0.250%	EUR	600	674	(20,797)	21,471	UBS AG
IX9 22-100% 5Y	06/20/18	0.250%	EUR	300	(7,809)	(10,250)	2,441	Morgan Stanley

					$(937,854)	$(802,851)	$(135,003)

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Berkshire Hathaway Finance Corp.	03/20/17	1.000%	$250	1.099%	$(991)	$(4,721)	$3,730	Bank of America
Berkshire Hathaway Finance Corp.	03/20/17	1.000%	200	1.099%	(793)	(3,032)	2,239	Barclays Bank PLC
Berkshire Hathaway Finance Corp.	03/20/17	1.000%	100	1.099%	(396)	(2,130)	1,734	Bank of America
Berkshire Hathaway Finance Corp.	03/20/17	1.000%	100	1.099%	(396)	(2,015)	1,619	Bank of America
Block Financial, LLC	12/20/12	5.000%	120	0.679%	1,376	(200)	1,576	Citigroup, Inc.
Block Financial, LLC	03/20/13	5.000%	120	0.679%	2,666	115	2,551	Deutsche Bank AG
Block Financial, LLC	03/20/13	5.000%	50	0.679%	1,111	40	1,071	UBS AG
Block Financial, LLC	09/20/16	5.000%	150	2.706%	13,236	4,778	8,458	Deutsche Bank AG
Block Financial, LLC	09/20/16	5.000%	100	2.706%	8,824	1,736	7,088	Morgan Stanley
Block Financial, LLC	12/20/16	5.000%	850	2.811%	75,452	1,066	74,386	UBS AG
Boyd Gaming Corp.	06/20/14	5.000%	450	3.791%	9,860	(2,302)	12,162	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	450	3.791%	9,860	(2,059)	11,919	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	350	3.791%	7,669	(3,521)	11,190	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	250	3.791%	5,478	(2,165)	7,643	Deutsche Bank AG
Boyd Gaming Corp.	06/20/14	5.000%	220	3.791%	4,821	(1,978)	6,799	Morgan Stanley
Boyd Gaming Corp.	06/20/14	5.000%	100	3.791%	2,191	(1,455)	3,646	BNP Paribas
Boyd Gaming Corp.	06/20/14	5.000%	90	3.791%	1,972	(868)	2,840	Deutsche Bank AG
Caesar’s Entertainment	12/20/12	5.000%	120	5.564%	29	(426)	455	Citigroup, Inc.
Caesar’s Entertainment	12/20/12	5.000%	50	5.564%	12	(805)	817	Royal Bank of Scotland PLC
Caesar’s Entertainment	03/20/13	5.000%	260	5.566%	(128)	(1,535)	1,407	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	230	5.566%	(261)	(1,080)	819	Barclays Bank PLC

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Caesar’s Entertainment	03/20/13	5.000%	$220	5.566%	$(250)	$(772)	$522	Citigroup, Inc.
Caesar’s Entertainment	03/20/13	5.000%	180	5.566%	(204)	(1,264)	1,060	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	130	5.566%	(148)	(467)	319	Royal Bank of Scotland PLC
Caesar’s Entertainment	03/20/13	5.000%	100	5.566%	(49)	(542)	493	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	100	5.566%	(113)	(408)	295	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	100	5.566%	(113)	(591)	478	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	100	5.566%	(114)	(585)	471	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	100	5.566%	(114)	(301)	187	Deutsche Bank AG
Caesar’s Entertainment	03/20/13	5.000%	100	5.566%	(113)	(554)	441	Morgan Stanley
Caesar’s Entertainment	03/20/13	5.000%	100	5.566%	(113)	(466)	353	Morgan Stanley
Caesar’s Entertainment	03/20/13	5.000%	100	5.566%	(113)	(416)	303	Royal Bank of Scotland PLC
Caesar’s Entertainment	03/20/13	5.000%	100	5.566%	(114)	(564)	450	Royal Bank of Scotland PLC
Caesar’s Entertainment	03/20/13	5.000%	70	5.566%	(79)	(410)	331	Morgan Stanley
Caesar’s Entertainment	03/20/13	5.000%	60	5.566%	(68)	(361)	293	Royal Bank of Scotland PLC
Caesar’s Entertainment	03/20/13	5.000%	50	5.566%	(57)	(298)	241	Citigroup, Inc.
Caesar’s Entertainment	03/20/13	5.000%	50	5.566%	(57)	(336)	279	Citigroup, Inc.
Caesar’s Entertainment	03/20/13	5.000%	50	5.566%	(57)	(339)	282	Citigroup, Inc.
Caesar’s Entertainment	03/20/13	5.000%	30	5.566%	(34)	(211)	177	Morgan Stanley
Caesar’s Entertainment	09/20/13	5.000%	30	6.328%	(334)	(1,225)	891	Bank of America
Caesar’s Entertainment	09/20/13	5.000%	20	6.328%	(223)	(712)	489	Deutsche Bank AG
Chesapeake Energy Corp.	12/20/12	5.000%	50	1.732%	451	(577)	1,028	Credit Suisse First Boston
Chesapeake Energy Corp.	06/20/13	5.000%	100	1.733%	2,526	(2,027)	4,553	Citigroup, Inc.
Clear Channel Communications	06/20/13	5.000%	170	3.816%	1,718	(5,512)	7,230	Barclays Bank PLC
Clear Channel Communications	06/20/13	5.000%	150	3.816%	1,516	177	1,339	Royal Bank of Scotland PLC
Clear Channel Communications	06/20/13	5.000%	120	3.816%	1,213	(4,155)	5,368	Barclays Bank PLC
Clear Channel Communications	06/20/13	5.000%	50	3.816%	505	(142)	647	Morgan Stanley
Clear Channel Communications	09/20/13	5.000%	200	5.189%	(59)	(4,012)	3,953	Deutsche Bank AG

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Clear Channel Communications	03/20/14	5.000%		$230	8.235%	$(10,239)	$(4,110)	$(6,129)	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%		150	8.235%	(6,678)	(2,170)	(4,508)	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%		120	8.235%	(5,342)	(3,062)	(2,280)	Barclays Bank PLC
Clear Channel Communications	03/20/14	5.000%		120	8.235%	(5,342)	(3,067)	(2,275)	Citigroup, Inc.
Clear Channel Communications	03/20/14	5.000%		120	8.235%	(5,342)	(3,343)	(1,999)	Morgan Stanley
Clear Channel Communications	03/20/14	5.000%		100	8.235%	(4,452)	(1,726)	(2,726)	Citigroup, Inc.
Clear Channel Communications	06/20/14	5.000%		160	9.828%	(12,385)	(3,628)	(8,757)	Morgan Stanley
Clear Channel Communications	09/20/14	5.000%		250	10.988%	(27,074)	(6,127)	(20,947)	UBS AG
Clear Channel Communications	09/20/14	5.000%		120	10.988%	(12,996)	(3,228)	(9,768)	Deutsche Bank AG
Clear Channel Communications	09/20/14	5.000%		120	10.988%	(12,996)	(2,855)	(10,141)	Morgan Stanley
Clear Channel Communications	09/20/14	5.000%		120	10.988%	(12,996)	(3,142)	(9,854)	Morgan Stanley
Clear Channel Communications	09/20/14	5.000%		100	10.988%	(10,830)	(3,564)	(7,266)	Barclays Bank PLC
Clear Channel Communications	09/20/14	5.000%		100	10.988%	(10,830)	(5,420)	(5,410)	UBS AG
Dixon’s Retail PLC	06/20/13	5.000%	EUR	300	1.512%	10,381	(10,711)	21,092	Barclays Bank PLC
Dixon’s Retail PLC	06/20/13	5.000%	EUR	200	1.512%	6,934	(6,727)	13,661	Barclays Bank PLC
First Data Corp.	12/20/12	5.000%		120	0.836%	1,333	(66)	1,399	Barclays Bank PLC
First Data Corp.	12/20/12	5.000%		120	0.836%	917	(73)	990	Barclays Bank PLC
First Data Corp.	12/20/12	5.000%		120	0.836%	1,333	(255)	1,588	UBS AG
First Data Corp.	12/20/12	5.000%		100	0.836%	1,111	(158)	1,269	UBS AG
First Data Corp.	12/20/12	5.000%		50	0.836%	555	(174)	729	Barclays Bank PLC
First Data Corp.	12/20/12	5.000%		50	0.836%	555	(174)	729	Citigroup, Inc.
First Data Corp.	12/20/12	5.000%		20	0.836%	222	(40)	262	Barclays Bank PLC
iStar Financial, Inc.	06/20/13	5.000%		50	3.014%	790	(1,056)	1,846	Deutsche Bank AG
K. Hovnanian Enterprises	12/20/12	5.000%		50	*	392	(1,924)	2,316	Morgan Stanley
K. Hovnanian Enterprises	12/20/12	5.000%		50	*	392	(1,869)	2,261	UBS AG
K. Hovnanian Enterprises	12/20/12	5.000%		50	*	392	(2,145)	2,537	UBS AG
K. Hovnanian Enterprises	12/20/12	5.000%		50	*	392	(2,435)	2,827	UBS AG
K. Hovnanian Enterprises	12/20/12	5.000%		50	*	392	(1,755)	2,147	UBS AG
K. Hovnanian Enterprises	12/20/12	5.000%		30	*	235	(1,053)	1,288	Morgan Stanley
K. Hovnanian Enterprises	12/20/12	5.000%		20	*	157	(735)	892	Deutsche Bank AG
K. Hovnanian Enterprises	03/20/13	5.000%		200	*	3,806	(2,824)	6,630	Morgan Stanley
K. Hovnanian Enterprises	03/20/13	5.000%		150	*	2,854	(6,567)	9,421	Barclays Bank PLC

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
K. Hovnanian Enterprises	03/20/13	5.000%	$100	*	$1,903	$(5,259)	$7,162	Deutsche Bank AG
K. Hovnanian Enterprises	03/20/13	5.000%	50	*	951	(2,035)	2,986	Credit Suisse First Boston
K. Hovnanian Enterprises	03/20/13	5.000%	50	*	951	(2,877)	3,828	Morgan Stanley
K. Hovnanian Enterprises	03/20/13	5.000%	50	*	951	(2,195)	3,146	Morgan Stanley
K. Hovnanian Enterprises	03/20/13	5.000%	50	*	951	(1,849)	2,800	Morgan Stanley
K. Hovnanian Enterprises	03/20/13	5.000%	50	*	951	(4,040)	4,991	Royal Bank of Scotland PLC
K. Hovnanian Enterprises	03/20/13	5.000%	20	*	381	(1,832)	2,213	Royal Bank of Scotland PLC
K. Hovnanian Enterprises	06/20/13	5.000%	230	*	3,801	(1,520)	5,321	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/13	5.000%	150	*	2,479	(1,801)	4,280	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/13	5.000%	150	*	2,479	(7,535)	10,014	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	100	*	1,653	(6,232)	7,885	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	100	*	1,653	(1,307)	2,960	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	826	(2,939)	3,765	Barclays Bank PLC
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	826	(3,128)	3,954	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	826	(2,426)	3,252	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	826	(2,691)	3,517	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	826	(2,607)	3,433	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	826	(3,116)	3,942	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	826	(2,237)	3,063	Deutsche Bank AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	826	(3,013)	3,839	UBS AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	826	(3,213)	4,039	UBS AG
K. Hovnanian Enterprises	06/20/13	5.000%	50	*	826	(4,018)	4,844	UBS AG
Knight Ridder, Inc.	12/20/12	5.000%	120	2.244%	942	(238)	1,180	Deutsche Bank AG
Knight Ridder, Inc.	12/20/12	5.000%	50	2.244%	(240)	(672)	432	Credit Suisse First Boston
Knight Ridder, Inc.	12/20/12	5.000%	50	2.244%	393	(100)	493	Deutsche Bank AG
Knight Ridder, Inc.	12/20/12	5.000%	50	2.244%	393	(53)	446	Morgan Stanley
Knight Ridder, Inc.	12/20/12	5.000%	50	2.244%	393	(35)	428	Morgan Stanley
Knight Ridder, Inc.	12/20/12	5.000%	50	2.244%	393	(99)	492	UBS AG
Knight Ridder, Inc.	12/20/13	5.000%	200	3.096%	4,932	(4,260)	9,192	Morgan Stanley
Knight Ridder, Inc.	12/20/13	5.000%	120	3.096%	2,959	(2,693)	5,652	Deutsche Bank AG
Knight Ridder, Inc.	12/20/13	5.000%	120	3.096%	2,959	(3,018)	5,977	Deutsche Bank AG

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
Knight Ridder, Inc.	06/20/14	5.000%	$350	4.609%	$2,820	$(1,988)	$4,808	UBS AG
Knight Ridder, Inc.	06/20/14	5.000%	300	4.609%	2,417	(1,252)	3,669	UBS AG
Knight Ridder, Inc.	06/20/14	5.000%	150	4.609%	1,208	(2,463)	3,671	UBS AG
Knight Ridder, Inc.	06/20/14	5.000%	95	4.609%	765	(283)	1,048	Morgan Stanley
Knight Ridder, Inc.	06/20/14	5.000%	50	4.609%	403	(1,258)	1,661	Citigroup, Inc.
Knight Ridder, Inc.	06/20/14	5.000%	50	4.609%	403	(1,650)	2,053	Morgan Stanley
Knight Ridder, Inc.	06/20/14	5.000%	50	4.609%	403	(1,179)	1,582	Morgan Stanley
Knight Ridder, Inc.	03/20/15	5.000%	190	6.030%	(4,253)	(4,838)	585	Citigroup, Inc.
Knight Ridder, Inc.	03/20/15	5.000%	120	6.030%	(2,686)	(3,573)	887	Deutsche Bank AG
Lennar Corp.	06/20/13	5.000%	170	0.433%	5,951	3,676	2,275	UBS AG
MBIA Global Funding LLC	12/20/12	5.000%	20	22.189%	(749)	(650)	(99)	UBS AG
New Albertsons, Inc.	09/20/13	5.000%	90	9.707%	(3,799)	(4,317)	518	Credit Suisse First Boston
R.R. Donnelley & Sons	12/20/17	5.000%	700	7.559%	(72,907)	(64,842)	(8,065)	Barclays Bank PLC
Realogy Corp.	12/20/12	5.000%	120	2.068%	991	(759)	1,750	Citigroup, Inc.
Realogy Corp.	12/20/12	5.000%	120	2.068%	991	(904)	1,895	Citigroup, Inc.
Realogy Corp.	12/20/12	5.000%	120	2.068%	991	(8,467)	9,458	Deutsche Bank AG
Realogy Corp.	12/20/12	5.000%	120	2.068%	991	(794)	1,785	Morgan Stanley
Realogy Corp.	12/20/12	5.000%	120	2.068%	991	(727)	1,718	Morgan Stanley
Realogy Corp.	12/20/12	5.000%	120	2.068%	991	(822)	1,813	UBS AG
Realogy Corp.	12/20/12	5.000%	100	2.068%	826	(642)	1,468	Citigroup, Inc.
Realogy Corp.	12/20/12	5.000%	20	2.068%	165	(144)	309	Barclays Bank PLC
Realogy Corp.	12/20/13	5.000%	120	2.879%	3,276	(6,412)	9,688	UBS AG
Realogy Corp.	12/20/13	5.000%	60	2.879%	1,638	(3,088)	4,726	Citigroup, Inc.
Realogy Corp.	06/20/14	5.000%	200	3.838%	4,210	(5,166)	9,376	Deutsche Bank AG
Realogy Corp.	06/20/14	5.000%	100	3.838%	2,105	(2,928)	5,033	Citigroup, Inc.
Realogy Corp.	06/20/14	5.000%	50	3.838%	1,053	(1,254)	2,307	UBS AG
Realogy Corp.	06/20/14	5.000%	50	3.838%	1,053	(1,011)	2,064	UBS AG
Realogy Corp.	09/20/14	5.000%	100	4.136%	1,800	(3,243)	5,043	Deutsche Bank AG
Rite Aid Corp.	03/20/14	5.000%	150	2.586%	5,514	(4,808)	10,322	Deutsche Bank AG
Rite Aid Corp.	03/20/14	5.000%	50	2.586%	1,838	(1,411)	3,249	Deutsche Bank AG
Safeway, Inc.	12/20/17	1.000%	300	4.112%	(42,901)	(37,868)	(5,033)	UBS AG
Safeway, Inc.	12/20/17	1.000%	150	4.112%	(21,451)	(22,485)	1,034	Citigroup, Inc.
Safeway, Inc.	12/20/17	1.000%	50	4.112%	(7,150)	(6,505)	(645)	BNP Paribas
Standard Pacific Corp.	12/20/17	5.000%	550	3.240%	46,874	54,256	(7,382)	Bank of America
Standard Pacific Corp.	12/20/17	5.000%	250	3.240%	21,307	22,843	(1,536)	Bank of America
SuperValu, Inc.	09/20/14	5.000%	90	9.599%	(7,156)	(2,490)	(4,666)	Barclays Bank PLC
SuperValu, Inc.	09/20/14	5.000%	40	9.599%	(3,181)	(4,367)	1,186	BNP Paribas
SuperValu, Inc.	09/20/14	5.000%	40	9.599%	(3,181)	(5,680)	2,499	UBS AG
SuperValu, Inc.	12/20/15	5.000%	290	10.731%	(42,422)	(11,665)	(30,757)	UBS AG
SuperValu, Inc.	12/20/15	5.000%	120	10.731%	(17,554)	(3,522)	(14,032)	Citigroup, Inc.
SuperValu, Inc.	12/20/15	5.000%	120	10.731%	(17,554)	(3,522)	(14,032)	Deutsche Bank AG
SuperValu, Inc.	12/20/15	5.000%	120	10.731%	(17,554)	(3,522)	(14,032)	UBS AG
SuperValu, Inc.	12/20/15	5.000%	120	10.731%	(17,554)	(3,031)	(14,523)	UBS AG
SuperValu, Inc.	12/20/15	5.000%	120	10.731%	(17,554)	(4,135)	(13,419)	UBS AG
SuperValu, Inc.	12/20/15	5.000%	120	10.731%	(17,554)	(5,620)	(11,934)	UBS AG
SuperValu, Inc.	12/20/15	5.000%	50	10.731%	(7,314)	(2,583)	(4,731)	BNP Paribas
SuperValu, Inc.	12/20/15	5.000%	50	10.731%	(7,314)	(2,585)	(4,729)	BNP Paribas
SuperValu, Inc.	12/20/15	5.000%	50	10.731%	(7,314)	(2,438)	(4,876)	BNP Paribas

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)	Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
SuperValu, Inc.	03/20/16	5.000%	$170	10.944%	$(27,197)	$(9,098)	$(18,099)	UBS AG
SuperValu, Inc.	03/20/16	5.000%	120	10.944%	(19,198)	(6,855)	(12,343)	Morgan Stanley
SuperValu, Inc.	03/20/16	5.000%	110	10.944%	(17,598)	(6,475)	(11,123)	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	110	10.944%	(17,598)	(6,741)	(10,857)	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	100	10.944%	(15,998)	(6,582)	(9,416)	Credit Suisse First Boston
SuperValu, Inc.	03/20/16	5.000%	100	10.944%	(15,998)	(7,893)	(8,105)	UBS AG
SuperValu, Inc.	03/20/16	5.000%	90	10.944%	(14,399)	(5,930)	(8,469)	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	70	10.944%	(11,199)	(4,867)	(6,332)	Morgan Stanley
SuperValu, Inc.	03/20/16	5.000%	60	10.944%	(9,599)	(3,974)	(5,625)	BNP Paribas
SuperValu, Inc.	03/20/16	5.000%	30	10.944%	(4,800)	(2,394)	(2,406)	Credit Suisse First Boston

					$(297,587)	$(447,773)	$150,186

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)		Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps – Buy Protection(2):
Alcoa, Inc.	12/20/17		$500	1.000%	$50,240	$44,853	$5,387	Barclays Bank PLC
Ally Financial , Inc.	12/20/13		50	5.000%	(2,410)	1,115	(3,525)	Barclays Bank PLC
Ally Financial , Inc.	12/20/13		50	5.000%	(2,410)	1,115	(3,525)	Deutsche Bank AG
Ally Financial , Inc.	03/20/14		50	5.000%	(2,606)	1,207	(3,813)	UBS AG
Beazer Homes USA	09/20/16		100	5.000%	1,376	13,562	(12,186)	Citigroup, Inc.
Beazer Homes USA	09/20/16		50	5.000%	688	13,517	(12,829)	Deutsche Bank AG
Bundesrepub. Deutschland	06/20/17		3,500	0.250%	34,933	72,544	(37,611)	UBS AG
CDX.EM.18.V1	12/20/17		4,850	5.000%	(653,870)	(669,348)	15,478	UBS AG
CDX.HY.15 25-35% 5Y	12/20/15		300	5.000%	(15,388)	(1,984)	(13,404)	Bank of America
CDX.HY.15 25-35% 5Y	12/20/15		200	5.000%	(10,259)	(1,507)	(8,752)	Bank of America
CDX.NA.HY.19.V1	12/20/17		700	5.000%	288	4,729	(4,441)	BNP Paribas
CDX.NA.HY.19.V1	12/20/17		500	5.000%	206	3,378	(3,172)	BNP Paribas
CDX.NA.IG.19.V1	12/20/17		4,250	1.000%	(3,619)	(7,500)	3,881	Bank of America
CDX.NA.IG.9.V4	12/20/17		25	0.800%	540	495	45	Morgan Stanley
CDX.NA.IG.9.V4	12/20/17		900	0.800%	19,443	25,979	(6,536)	UBS AG
CDX.NA.IG.9.V4	12/20/17		40	0.800%	864	1,571	(707)	Morgan Stanley
CMBX.2.V1.NA.AJ	03/15/49		290	1.090%	60,026	34,423	25,603	Morgan Stanley
CMBX.NA.AA.2.V1	03/15/49		250	0.150%	106,296	92,541	13,755	Morgan Stanley
CMBX.NA.AA.2.V1	03/15/49		130	0.150%	55,274	60,881	(5,607)	Morgan Stanley
CMBX.NA.AA.2.V1	03/15/49		120	0.150%	51,022	45,831	5,191	Deutsche Bank AG
CMBX.NA.AA.2.V1	03/15/49		30	0.150%	12,756	14,538	(1,782)	Morgan Stanley
CMBX.NA.AA.3.V1	12/13/49		250	0.270%	165,197	133,125	32,072	Barclays Bank PLC
CMBX.NA.AA.3.V1	12/13/49		120	0.270%	79,295	65,307	13,988	Morgan Stanley
CMBX.NA.AM.1	10/12/52		200	0.500%	11,214	31,694	(20,480)	Morgan Stanley
CMBX.NA.BBB.4.V1	02/17/51		350	5.000%	300,481	264,265	36,216	Citigroup, Inc.
Darden Restaurant, Inc.	12/20/17		300	1.000%	6,707	9,925	(3,218)	Deutsche Bank AG
Federal Republic of Brazil	12/20/17		600	1.000%	3,407	1,575	1,832	UBS AG
Goodrich Corp.	03/20/17		110	1.000%	(4,309)	(4,269)	(40)	UBS AG
Government of France	09/20/17		835	0.250%	34,174	66,916	(32,742)	Barclays Bank PLC
ITRX.X18.V1	06/20/17	EUR	400	5.000%	(1,430)	(4,598)	3,168	Bank of America

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)		Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty

Over-the-counter credit default swaps – Buy Protection(2) (cont’d.)
ITRX.X18.V1	12/20/17	EUR	450	5.000%	$14,970	$11,988	$2,982	Deutsche Bank AG
Kroger Co. (The)	12/20/17		$300	1.000%	6,582	5,488	1,094	UBS AG
Kroger Co. (The)	12/20/17		150	1.000%	3,291	3,899	(608)	Citigroup, Inc.
Kroger Co. (The)	12/20/17		50	1.000%	1,097	866	231	BNP Paribas
Ltd. Brands, Inc.	12/20/17		300	1.000%	14,838	13,003	1,835	Bank of America
MCDX.NA.17.V1	12/20/16		450	1.000%	7,667	13,730	(6,063)	Morgan Stanley
MCDX.NA.17.V1	12/20/16		200	1.000%	3,408	6,578	(3,170)	Morgan Stanley
MCDX.NA.18.V1	06/20/17		550	1.000%	12,536	14,417	(1,881)	Citigroup, Inc.
Nordstrom, Inc.	12/20/17		250	1.000%	(2,978)	(2,872)	(106)	UBS AG
People’s Republic of China	12/20/17		2,500	1.000%	(16,347)	(8,622)	(7,725)	Barclays Bank PLC
People’s Republic of China	12/20/17		650	1.000%	(4,268)	(2,861)	(1,407)	Deutsche Bank AG
Pulte Group, Inc.	09/20/17		200	5.000%	(27,136)	(14,346)	(12,790)	Citigroup, Inc.
Pulte Group, Inc.	09/20/17		50	5.000%	(6,784)	(4,702)	(2,082)	Bank of America
Pulte Group, Inc.	09/20/17		50	5.000%	(6,784)	(3,647)	(3,137)	BNP Paribas
Pulte Group, Inc.	09/20/17		50	5.000%	(6,784)	(3,950)	(2,834)	BNP Paribas
Pulte Group, Inc.	09/20/17		50	5.000%	(6,784)	(4,374)	(2,410)	Citigroup, Inc.
Pulte Group, Inc.	09/20/17		50	5.000%	(6,784)	(3,647)	(3,137)	Morgan Stanley
Pulte Group, Inc.	12/20/17		300	5.000%	(41,083)	(42,076)	993	Deutsche Bank AG
Pulte Group, Inc.	12/20/17		250	5.000%	(34,236)	(35,785)	1,549	Bank of America
Pulte Group, Inc.	12/20/17		150	5.000%	(20,905)	(20,634)	(271)	Bank of America
Pulte Group, Inc.	12/20/17		100	5.000%	(13,694)	(14,295)	601	Bank of America
Standard Chartered Bank	12/20/17	EUR	350	1.000%	25,285	6,751	18,534	Barclays Bank PLC
U.S. Treasury	09/20/16	EUR	450	0.250%	(370)	8,055	(8,425)	UBS AG
U.S. Treasury	09/20/16	EUR	200	0.250%	(998)	3,266	(4,264)	Deutsche Bank AG
United Kingdom Treasury	09/20/16		200	1.000%	(5,332)	(1,469)	(3,863)	Citigroup, Inc.
United Kingdom Treasury	09/20/16		200	1.000%	(5,332)	(1,584)	(3,748)	UBS AG
United Mexican States	12/20/17		2,450	1.000%	1,266	(5,909)	7,175	Barclays Bank PLC
United Mexican States	12/20/17		1,200	1.000%	620	(2,894)	3,514	Barclays Bank PLC
XL Group PLC	03/20/17		250	1.000%	(944)	1,610	(2,554)	Bank of America
XL Group PLC	03/20/17		200	1.000%	(836)	190	(1,026)	Barclays Bank PLC
XL Group PLC	03/20/17		100	1.000%	(377)	807	(1,184)	Bank of America
XL Group PLC	03/20/17		100	1.000%	(377)	603	(980)	Bank of America

					$180,553	$233,464	$(52,911)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

(5)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

* Fair value of credit default swap agreement is based on price obtained from independent pricing service which used information provided by market dealers. No implied credit spread is utilized in determining such fair value.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,047,760,741	$130,276,695	$41,310
Preferred Stocks	10,901,595	—	—
Rights	—	30,671	—
Unaffiliated Mutual Funds	1,356,105	—	—
Warrants	221,083	—	—
Asset-Backed Securities	—	30,878,597	1,673,324
Bank Loans	—	18,207,694	58,975
Commercial Mortgage-Backed Securities	—	24,817,146	981,067
Convertible Bonds	—	6,320,198	247,307
Corporate Bonds	—	482,281,536	636,168
Foreign Government Bonds	—	17,252,389	—
Municipal Bonds	—	1,238,865	—
Residential Mortgage-Backed Securities	—	214,534,008	1,863,750
U.S. Government Agency Obligations	—	85,275,562	—
U.S. Treasury Obligations	—	231,437,578	—
Affiliated Money Market Mutual Fund	532,664,874	—	—
Options Purchased	2,250	2,141	—
Options Written	(2,250)	(5)	—
Short Sales – Common Stocks	(132,262,499)	—	—
Short Sales – U.S. Government Agency Obligations	—	(9,257,020)	—
Other Financial Instruments*
Futures	108,388	—	—
Foreign Forward Currency Contracts	—	(478,853)	—
Interest Rate Swaps	—	(99,331)	—
Credit Default Swaps	—	(37,728)	—

Total	$1,460,750,287	$1,232,680,143	$5,501,901

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Fair value of Level 2 investments at 12/31/11 was $832,036,308. An amount of $88,502,583 was transferred from Level 1 into Level 2 at 09/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

AST J.P. MORGAN STRATEGIC OPPORTUNITIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2012 categorized by risk exposure:

Derivative Fair Value at 9/30/12
Credit contracts	$(37,728)
Equity contracts	196,769
Foreign exchange contracts	(478,853)
Interest rate contracts	66,178

Total	$(253,634)

AST JENNISON LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS
Aerospace & Defense — 4.6%
Boeing Co. (The)	380,005	$26,455,948
Precision Castparts Corp.	203,417	33,226,133
United Technologies Corp.	290,537	22,746,142

		82,428,223

Auto Components — 0.7%
BorgWarner, Inc.*(a)	180,140	12,449,475

Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc.*	230,065	26,319,436
Biogen Idec, Inc.*	127,296	18,996,382
Gilead Sciences, Inc.*	135,914	9,015,176
Vertex Pharmaceuticals, Inc.*	392,947	21,985,385

		76,316,379

Capital Markets — 2.2%
Goldman Sachs Group, Inc. (The)	338,812	38,516,148

Chemicals — 1.6%
Monsanto Co.	320,803	29,199,489

Communications Equipment — 1.3%
QUALCOMM, Inc.	359,520	22,466,405

Computers & Peripherals — 9.8%
Apple, Inc.	191,503	127,782,292
EMC Corp.*	1,423,692	38,824,081
NetApp, Inc.*	226,337	7,441,961

		174,048,334

Consumer Finance — 0.7%
American Express Co.	217,661	12,376,204

Electrical Equipment — 0.6%
Roper Industries, Inc.	88,699	9,747,133

Energy Equipment & Services — 1.5%
National Oilwell Varco, Inc.	328,491	26,315,414

Food & Staples Retailing — 3.3%
Costco Wholesale Corp.	302,211	30,258,876
Whole Foods Market, Inc.	297,995	29,024,713

		59,283,589

Food Products — 1.5%
Kraft Foods, Inc. (Class A Stock)	215,928	8,928,623
Mead Johnson Nutrition Co.(a)	238,095	17,447,602

		26,376,225

Healthcare Providers & Services — 3.0%
Express Scripts Holding Co.*	492,090	30,839,280
UnitedHealth Group, Inc.	392,697	21,759,341

		52,598,621

Hotels, Restaurants & Leisure — 4.4%
Chipotle Mexican Grill, Inc.*(a)	67,592	21,463,164
Dunkin’ Brands Group, Inc.(a)	574,116	16,761,317
Starbucks Corp.	302,324	15,342,943
Yum! Brands, Inc.	371,156	24,622,489

		78,189,913

Internet & Catalog Retail — 4.8%
Amazon.com, Inc.*	230,738	58,681,288
priceline.com, Inc.*	42,988	26,597,965

		85,279,253

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services — 7.9%
Baidu, Inc. (China), ADR*	201,168	$23,500,446
Facebook, Inc. (Class A Stock)*(a)	440,331	9,533,166
Google, Inc. (Class A Stock)*	61,497	46,399,486
LinkedIn Corp. (Class A Stock)*	213,479	25,702,872
Rackspace Hosting, Inc.*(a)	286,656	18,945,095
Tencent Holdings Ltd. (China)	418,687	14,174,936
Youku Tudou, Inc. (China), ADR*(a)	86,150	1,584,298

		139,840,299

IT Services — 6.7%
International Business Machines Corp.	158,648	32,911,528
MasterCard, Inc. (Class A Stock)(a)	109,152	49,279,945
Teradata Corp.*	115,760	8,729,462
Visa, Inc. (Class A Stock)	209,936	28,190,206

		119,111,141

Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	434,631	16,711,562
Illumina, Inc.*(a)	215,098	10,367,724

		27,079,286

Media — 1.5%
Walt Disney Co. (The)(a)	513,476	26,844,525

Multiline Retail — 0.3%
Family Dollar Stores, Inc.	85,490	5,667,987

Oil, Gas & Consumable Fuels — 2.5%
Concho Resources, Inc.*	247,507	23,451,288
Occidental Petroleum Corp.	252,103	21,695,984

		45,147,272

Personal Products — 1.7%
Estee Lauder Cos., Inc. (The) (Class A Stock)	482,145	29,685,668

Pharmaceuticals — 6.5%
Allergan, Inc.	277,364	25,400,995
Bristol-Myers Squibb Co.	585,635	19,765,181
Novo Nordisk A/S (Denmark), ADR	191,246	30,180,531
Perrigo Co.	133,954	15,561,436
Shire PLC (Ireland), ADR	279,399	24,782,691

		115,690,834

Real Estate Investment Trusts — 1.8%
American Tower Corp.	450,152	32,136,351

Road & Rail — 1.4%
Union Pacific Corp.	212,104	25,176,745

Semiconductors & Semiconductor Equipment — 3.0%
Altera Corp.	247,745	8,419,614
ARM Holdings PLC (United Kingdom), ADR(a)	463,591	12,971,276
Avago Technologies Ltd.	419,916	14,640,371
Broadcom Corp. (Class A Stock)	477,507	16,512,192

		52,543,453

Software — 5.7%
Intuit, Inc.	297,272	17,503,375
Red Hat, Inc.*	441,819	25,157,174
Salesforce.com, Inc.*(a)	210,307	32,111,776
Splunk, Inc.*	47,354	1,738,839
VMware, Inc. (Class A Stock)*	244,926	23,694,141

		100,205,305

AST JENNISON LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 3.6%
Inditex SA (Spain)	288,937	$35,878,566
TJX Cos., Inc.	632,607	28,334,468

		64,213,034

Textiles, Apparel & Luxury Goods — 6.7%
Burberry Group PLC (United Kingdom)	562,446	9,091,486
Coach, Inc.	418,922	23,468,010
Lululemon Athletica, Inc.*(a)	341,867	25,277,646
NIKE, Inc. (Class B Stock)	373,491	35,448,031
Ralph Lauren Corp.	170,303	25,754,923

		119,040,096

Wireless Telecommunication Services — 1.0%
Crown Castle International Corp.*	263,054	16,861,761

TOTAL LONG-TERM INVESTMENTS (cost $1,276,337,445)		1,704,834,562

SHORT-TERM INVESTMENT — 12.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $224,956,816; includes $151,855,547 of cash collateral received for securities on loan)(b)(w)	224,956,816	224,956,816

Value
TOTAL INVESTMENTS — 108.8% (cost $1,501,294,261)	$1,929,791,378
Liabilities in excess of other assets — (8.8)%	(155,624,552)

NET ASSETS — 100.0%	$1,774,166,826

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $148,938,156; cash collateral of $151,855,547 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,690,659,626	$14,174,936	$—
Affiliated Money Market Mutual Fund	224,956,816	—	—

Total	$1,915,616,442	$14,174,936	$—

AST JENNISON LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.1%
COMMON STOCKS
Aerospace & Defense — 1.9%
Boeing Co. (The)	260,940	$18,166,643
United Technologies Corp.	79,766	6,244,880

		24,411,523

Airlines — 2.3%
Delta Air Lines, Inc.*	2,005,062	18,366,368
United Continental Holdings, Inc.*(a)	583,961	11,387,240

		29,753,608

Auto Components — 1.8%
Lear Corp.	600,779	22,703,438

Capital Markets — 3.5%
Goldman Sachs Group, Inc. (The)	184,370	20,959,182
Morgan Stanley	1,424,574	23,847,369

		44,806,551

Chemicals — 1.3%
Mosaic Co. (The)	299,274	17,241,175

Commercial Banks — 4.2%
PNC Financial Services Group, Inc.	301,288	19,011,273
Wells Fargo & Co.	1,027,574	35,482,130

		54,493,403

Communications Equipment — 1.5%
JDS Uniphase Corp.*	1,539,947	19,072,244

Computers & Peripherals — 1.8%
Apple, Inc.	35,799	23,887,241

Consumer Finance — 2.4%
American Express Co.	266,345	15,144,377
SLM Corp.	982,890	15,451,031

		30,595,408

Diversified Financial Services — 4.3%
Citigroup, Inc.	527,725	17,267,162
JPMorgan Chase & Co.	648,543	26,253,021
Moody’s Corp.(a)	284,904	12,584,210

		56,104,393

Diversified Telecommunication Services — 1.5%
Vivendi SA (France)	969,083	18,897,729

Electric Utilities — 1.4%
Exelon Corp.	515,319	18,335,050

Electronic Equipment & Instruments — 2.2%
Flextronics International Ltd.*	4,838,991	29,033,946

Energy Equipment & Services — 1.9%
Ensco PLC (Class A Stock)	167,228	9,123,960
Halliburton Co.	472,977	15,934,595

		25,058,555

Food & Staples Retailing — 3.0%
CVS Caremark Corp.	558,561	27,045,524
Wal-Mart Stores, Inc.	159,250	11,752,649

		38,798,173

Food Products — 5.3%
Bunge Ltd.	336,827	22,584,250
Kraft Foods, Inc. (Class A Stock)	343,299	14,195,414
Smithfield Foods, Inc.*	931,119	18,296,488

	Shares	Value
COMMON STOCKS (Continued)
Food Products (cont’d.)
Tyson Foods, Inc. (Class A Stock)	827,449	$13,255,733

		68,331,885

Healthcare Providers & Services — 4.4%
CIGNA Corp.	362,009	17,075,965
HCA Holdings, Inc.	645,021	21,446,948
UnitedHealth Group, Inc.	326,873	18,112,033

		56,634,946

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	239,507	8,727,635
International Game Technology	1,117,898	14,633,285

		23,360,920

Independent Power Producers & Energy Traders — 1.7%
Calpine Corp.*	1,294,626	22,397,030

Insurance — 4.6%
Arch Capital Group Ltd.*	235,846	9,830,061
Axis Capital Holdings Ltd.	369,656	12,908,387
MetLife, Inc.	599,572	20,661,251
Travelers Cos., Inc. (The)	242,939	16,583,016

		59,982,715

Internet Software & Services — 2.1%
Google, Inc. (Class A Stock)*	35,746	26,970,357

Media — 7.8%
Comcast Corp. (Class A Stock)	1,153,447	41,258,799
Liberty Global, Inc., Series C*	818,125	46,158,612
Viacom, Inc. (Class B Stock)	244,756	13,116,474

		100,533,885

Metals & Mining — 4.5%
Freeport-McMoRan Copper & Gold, Inc.	298,059	11,797,175
Goldcorp, Inc.	516,698	23,690,603
Newmont Mining Corp.	394,431	22,092,080

		57,579,858

Oil, Gas & Consumable Fuels — 8.8%
Anadarko Petroleum Corp.	280,614	19,620,531
EOG Resources, Inc.	166,146	18,616,659
Marathon Oil Corp.	429,077	12,687,807
Noble Energy, Inc.	258,003	23,919,458
Occidental Petroleum Corp.	243,062	20,917,916
Suncor Energy, Inc.	529,951	17,408,890

		113,171,261

Pharmaceuticals — 6.7%
Mylan, Inc.*	1,330,004	32,452,098
Pfizer, Inc.	877,167	21,797,600
Sanofi (France), ADR(a)	359,507	15,480,371
Teva Pharmaceutical Industries Ltd. (Israel), ADR	421,283	17,445,329

		87,175,398

Road & Rail — 1.5%
Union Pacific Corp.	163,778	19,440,449

Semiconductors & Semiconductor Equipment — 2.6%
Marvell Technology Group Ltd.	1,392,218	12,738,795
Maxim Integrated Products, Inc.	432,307	11,508,012
NVIDIA Corp.*	718,468	9,584,363

		33,831,170

AST JENNISON LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Software — 2.7%
CA, Inc.	659,770	$16,998,974
Microsoft Corp.	586,456	17,464,660

		34,463,634

Wireless Telecommunication Services — 2.6%
MetroPCS Communications, Inc.*	2,150,157	25,178,338
NII Holdings, Inc.*	1,054,046	8,274,261

		33,452,599

TOTAL LONG-TERM INVESTMENTS (cost $1,048,691,133)		1,190,518,544

SHORT-TERM INVESTMENT — 9.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $124,751,677; includes $25,054,559 of cash collateral received for securities on loan)(b)(w)	124,751,677	124,751,677

Value
TOTAL INVESTMENTS — 101.7% (cost $1,173,442,810)	$1,315,270,221
Liabilities in excess of other assets — (1.7)%	(22,103,989)

NET ASSETS — 100.0%	$1,293,166,232

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $24,455,093; cash collateral of $25,054,559 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,190,518,544	$—	$—
Affiliated Money Market Mutual Fund	124,751,677	—	—

Total	$1,315,270,221	$—	$—

AST LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.3%
COMMON STOCKS
Aerospace & Defense — 4.8%
Boeing Co. (The)	117,100	$8,152,502
Embraer SA (Brazil), ADR	294,300	7,834,266
Lockheed Martin Corp.	451,300	42,142,394
Northrop Grumman Corp.	315,400	20,952,022

		79,081,184

Auto Components — 3.7%
Johnson Controls, Inc.	1,042,300	28,559,020
Lear Corp.	202,000	7,633,580
Magna International, Inc. (Canada)	590,200	25,532,052

		61,724,652

Beverages — 1.5%
PepsiCo, Inc.	355,700	25,172,889

Commercial Banks — 4.2%
PNC Financial Services Group, Inc.	252,400	15,926,440
Regions Financial Corp.	2,194,500	15,822,345
Wells Fargo & Co.	1,108,083	38,262,106

		70,010,891

Computers & Peripherals — 3.7%
Hewlett-Packard Co.	3,618,000	61,723,080

Consumer Finance — 1.5%
Capital One Financial Corp.	427,100	24,348,971

Diversified Consumer Services — 1.7%
H&R Block, Inc.	1,633,200	28,303,356

Diversified Financial Services — 10.9%
Bank of America Corp.	5,253,354	46,387,116
Citigroup, Inc.	1,961,560	64,182,243
JPMorgan Chase & Co.	1,734,500	70,212,560

		180,781,919

Electric Utilities — 5.1%
Edison International	502,400	22,954,656
Exelon Corp.	1,411,100	50,206,938
PPL Corp.(a)	402,300	11,686,815

		84,848,409

Electronic Equipment & Instruments — 3.6%
Corning, Inc.	3,043,100	40,016,765
TE Connectivity Ltd. (Switzerland)	562,025	19,114,470

		59,131,235

Food & Staples Retailing — 2.6%
CVS Caremark Corp.	479,800	23,231,916
Wal-Mart Stores, Inc.	280,300	20,686,140

		43,918,056

Food Products — 1.3%
General Mills, Inc.	214,600	8,551,810
Kraft Foods, Inc. (Class A Stock)	314,100	12,988,035

		21,539,845

Healthcare Products — 1.0%
Zimmer Holdings, Inc.	255,100	17,249,862

Healthcare Providers & Services — 0.8%
WellPoint, Inc.	214,800	12,460,548

Hotels, Restaurants & Leisure — 0.4%
Carnival Corp. (Panama)	177,200	6,457,168

	Shares	Value
COMMON STOCKS (Continued)
Independent Power Producers — 1.5%
NRG Energy, Inc.	1,134,500	$24,266,955

Insurance — 11.8%
Allstate Corp. (The)	1,427,800	56,555,158
American International Group, Inc.*	2,417,800	79,279,662
MetLife, Inc.	459,714	15,841,744
Unum Group	1,637,550	31,473,711
XL Group PLC (Ireland)	514,200	12,356,226

		195,506,501

Machinery — 3.9%
Cummins, Inc.	360,700	33,260,147
PACCAR, Inc.	783,500	31,359,588

		64,619,735

Media — 1.5%
Comcast Corp. (Special Class A Stock)	476,500	16,582,200
Interpublic Group of Cos., Inc. (The)	731,900	8,138,728

		24,720,928

Multi-Line Retail — 1.6%
J.C. Penney Co., Inc.(a)	1,082,300	26,289,067

Multi-Utilities — 2.7%
Public Service Enterprise Group, Inc.	1,367,500	44,006,150

Oil, Gas & Consumable Fuels — 8.6%
Marathon Oil Corp.	280,300	8,288,471
Murphy Oil Corp.	594,800	31,934,812
Phillips 66	242,000	11,221,540
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR(a)	686,100	48,918,930
Total SA (France), ADR(a)	825,200	41,342,520

		141,706,273

Pharmaceuticals — 8.7%
AstraZeneca PLC (United Kingdom),
ADR(a)	266,600	12,759,476
Eli Lilly & Co.	180,600	8,562,246
Johnson & Johnson(a)	732,800	50,497,248
Merck & Co., Inc.	343,100	15,473,810
Novartis AG (Switzerland), ADR(a)	306,800	18,794,568
Pfizer, Inc.	632,800	15,725,080
Sanofi (France), ADR(a)	515,300	22,188,818

		144,001,246

Professional Services — 0.8%
Manpower, Inc.	341,800	12,578,240

Semiconductors & Semiconductor Equipment — 0.7%
Texas Instruments, Inc.(a)	423,300	11,661,915

Software — 3.9%
CA, Inc.	760,919	19,605,078
Microsoft Corp.	1,533,750	45,675,075

		65,280,153

Specialty Retail — 0.5%
Lowe’s Cos., Inc.	281,900	8,524,656

Wireless Telecommunication Services — 3.3%
Vodafone Group PLC (United Kingdom), ADR	1,937,000	55,194,815

TOTAL LONG-TERM INVESTMENTS (cost $1,542,411,763)		1,595,108,699

AST LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 11.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $192,503,106; includes $139,568,056 of cash collateral for securities on loan)(b)(w)	192,503,106	$192,503,106

TOTAL INVESTMENTS — 107.9% (cost $1,734,914,869)		1,787,611,805
Liabilities in excess of other assets — (7.9)%		(131,303,871)

NET ASSETS — 100.0%		$1,656,307,934

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $134,964,550; cash collateral of $139,568,056 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,595,108,699	$—	$—
Affiliated Money Market Mutual Fund	192,503,106	—	—

Total	$1,787,611,805	$—	$—

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 113.8%
ASSET-BACKED SECURITIES — 11.1%
Ally Auto Receivables Trust, Series 2010-4, Class A3	AAA(d)	0.910%		11/17/14	$3,634	$3,643,919
Ally Auto Receivables Trust, Series 2011-4, Class A2	Aaa	0.650%		03/17/14	413	413,577
Ally Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.560%		10/15/14	2,721	2,723,394
American Express Credit Account Master Trust, Series 2010-1, Class A	Aaa	0.471%	(c)	11/16/15	1,200	1,201,506
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2	Aaa	0.900%		09/08/14	917	917,881
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2	Aaa	0.840%		11/10/14	1,317	1,317,957
AmeriCredit Automobile Receivables Trust, Series 2011-4, Class A2	AAA(d)	0.920%		03/09/15	2,760	2,765,337
AmeriCredit Automobile Receivables Trust, Series 2012-1, Class A2	Aaa	0.910%		10/08/15	4,307	4,320,841
AmeriCredit Automobile Receivables Trust, Series 2012-3, Class A2	Aaa	0.710%		12/08/15	3,020	3,012,400
AmeriCredit Automobile Receivables Trust, Series 2012-4, Class A2	AAA(d)	0.490%		04/08/16	8,700	8,700,274
Bank One Issuance Trust, Series 2003-A4, Class A4	Aaa	0.471%	(c)	01/15/16	4,450	4,457,636
Bank One Issuance Trust, Series 2003-A8, Class A8	Aaa	0.471%	(c)	05/16/16	6,111	6,123,564
BMW Vehicle Lease Trust, Series 2011-1, Class A3	Aaa	1.060%		02/20/14	3,560	3,569,603
Capital One Multi-Asset Execution Trust, Series 2005-A10, Class A	Aaa	0.301%	(c)	09/15/15	3,000	2,999,721
Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5	Aaa	0.281%	(c)	01/15/16	4,325	4,324,001
Capital One Multi-Asset Execution Trust, Series 2007-A8, Class A8	Aaa	0.689%	(c)	10/15/15	1,250	1,250,555
Capital One Multi-Asset Execution Trust, Series 2008-A3, Class A3	Aaa	5.050%		02/15/16	3,553	3,642,706
CarMax Auto Owner Trust, Series 2010-2, Class A3	AAA(d)	1.410%		02/16/15	1,399	1,405,530
CarMax Auto Owner Trust, Series 2011-1, Class A3	Aaa	1.290%		09/15/15	4,114	4,138,837
CarMax Auto Owner Trust, Series 2011-3, Class A2	Aaa	0.700%		11/17/14	4,879	4,885,637
CarMax Auto Owner Trust, Series 2012-1, Class A2	AAA(d)	0.590%		03/16/15	3,578	3,582,608
Carrington Mortgage Loan Trust, Series 2005-NC3, Class A1D	Aa1	0.547%	(c)	06/25/35(g)	1,449	1,438,853
Chase Issuance Trust, Series 2004-A8, Class A8	Aaa	0.341%	(c)	09/15/15	5,000	5,001,815
Chase Issuance Trust, Series 2005-A11, Class A	Aaa	0.291%	(c)	12/15/14	5,400	5,400,178
Chase Issuance Trust, Series 2007-A17, Class A	Aaa	5.120%		10/15/14	2,220	2,225,084
Chase Issuance Trust, Series 2008-A4, Class A4	Aaa	4.650%		03/15/15	6,966	7,105,620
Chase Issuance Trust, Series 2008-A6, Class A6	Aaa	1.421%	(c)	05/15/15	3,405	3,430,970
Chase Issuance Trust, Series 2011-A1, Class A1	NR	0.411%	(c)	03/16/15	13,000	13,013,338
Chase Issuance Trust, Series 2011-A2, Class A2	AAA(d)	0.311%	(c)	05/15/15	1,330	1,331,099
Chrysler Financial Auto Securitization Trust, Series 2010-A, Class A3	AAA(d)	0.910%		08/08/13	660	660,404
Citibank Credit Card Issuance Trust, Series 2002-A10, Class A10	Aaa	0.471%	(c)	12/17/14	1,200	1,200,666
Citibank Credit Card Issuance Trust, Series 2008-A5, Class A5	Aaa	4.850%		04/22/15	5,500	5,642,362

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5	Aaa	2.250%		12/23/14	$3,000	$3,013,647
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	2.971%	(c)	08/15/18	8,500	8,898,174
Discover Card Master Trust, Series 2008-A4, Class A4	Aaa	5.650%		12/15/15	9,250	9,601,139
Discover Card Master Trust, Series 2011-A2, Class A2	Aaa	0.431%	(c)	11/16/15	2,800	2,804,094
Discover Card Master Trust I, Series 2006-2, Class A3	Aaa	0.301%	(c)	01/19/16	3,095	3,096,498
Ford Credit Auto Lease Trust, Series 2011-A, Class A2	Aaa	0.740%		09/15/13	2,678	2,680,448
Ford Credit Auto Lease Trust, Series 2011-B, Class A2	AAA(d)	0.820%		01/15/14	1,892	1,896,020
Ford Credit Auto Lease Trust, Series 2012-A, Class A2	Aaa	0.630%		04/15/14	6,596	6,602,134
Ford Credit Auto Owner Trust, Series 2009-E, Class A3	Aaa	1.510%		01/15/14	204	204,654
Ford Credit Auto Owner Trust, Series 2011-B, Class A2	AAA(d)	0.680%		01/15/14	911	911,624
GE Capital Credit Card Master Note Trust, Series 2010-3, Class A	Aaa	2.210%		06/15/16	4,584	4,641,607
Harley-Davidson Motorcycle Trust, Series 2011-2, Class A2	Aaa	0.710%		05/15/15	3,270	3,274,154
Huntington Auto Trust, Series 2011-1A, Class A2, 144A	Aaa	0.760%		04/15/14	1,522	1,522,666
Huntington Auto Trust, Series 2012-1, Class A2	Aaa	0.540%		11/17/14	4,355	4,358,501
Hyundai Auto Receivables Trust, Series 2010-B, Class A3	Aaa	0.970%		04/15/15	3,321	3,332,196
Hyundai Auto Receivables Trust, Series 2012-A, Class A2	Aaa	0.550%		06/16/14	6,845	6,849,483
Illinois Student Assistance Commission, Series 2010-1, Class A2	AA+(d)	1.501%	(c)	04/25/22	1,875	1,890,188
Mercedes-Benz Auto Lease Trust, Series 2011-B, Class A2, 144A	Aaa	0.900%		01/15/14	3,245	3,249,730
Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2	AAA(d)	0.660%		04/15/14	3,750	3,754,522
Nelnet Student Loan Trust, Series 2010-3A, Class A, 144A	Aaa	1.231%	(c)	07/27/48	1,883	1,896,522
Nissan Auto Receivables Owner Trust, Series 2012-A, Class A2	Aaa	0.540%		10/15/14	3,425	3,431,477
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2	Aaa	0.940%		02/18/14	1,765	1,766,390
Santander Drive Auto Receivables Trust, Series 2011-2, Class A2	Aaa	1.040%		04/15/14	1,883	1,884,883
Santander Drive Auto Receivables Trust, Series 2011-3, Class A2	Aaa	1.110%		08/15/14	1,086	1,089,099
Santander Drive Auto Receivables Trust, Series 2011-4, Class A2	Aaa	1.370%		03/16/15	2,425	2,436,219
Santander Drive Auto Receivables Trust, Series 2012-1, Class A2	Aaa	1.250%		04/15/15	1,605	1,612,379
Santander Drive Auto Receivables Trust, Series 2012-2, Class A2	Aaa	0.910%		05/15/15	5,111	5,127,560
Santander Drive Auto Receivables Trust, Series 2012-3, Class A2	Aaa	0.830%		04/15/15	6,515	6,531,105
Santander Drive Auto Receivables Trust, Series 2012-4, Class A2	Aaa	0.790%		08/17/15	3,600	3,608,676
SLM Student Loan Trust, Series 2006-2, Class A5	Aaa	0.561%	(c)	07/25/25	5,265	5,081,531

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust, Series 2008-4, Class A4	Aaa	2.101%	(c)	07/25/22	$7,050	$7,310,596
SLM Student Loan Trust, Series 2008-5, Class A4	Aaa	2.151%	(c)	07/25/23	11,220	11,827,855
SLM Student Loan Trust, Series 2010-A, Class 2A, 144A	Aaa	3.471%	(c)	05/16/44	5,223	5,509,083
SLM Student Loan Trust, Series 2010-C, Class A1, 144A	Aaa	1.871%	(c)	12/15/17	2,597	2,602,504
SLM Student Loan Trust, Series 2011-1, Class A1	Aaa	0.737%	(c)	03/25/26	992	991,651
SLM Student Loan Trust, Series 2012-C, Class A1, 144A	Aaa	1.321%	(c)	08/15/23	2,650	2,670,819
Structured Asset Securities Corp., Series 2005-WF1, Class A3	A1	0.547%	(c)	02/25/35(g)	3,035	2,947,716
Volkswagen Auto Lease Trust, Series 2011-A, Class A2	Aaa	1.000%		02/20/14	4,072	4,086,543
World Financial Network Credit Card Master Trust, Series 2006-A, Class A, 144A	Aa2	0.351%	(c)	02/15/17	6,500	6,497,848
World Omni Automobile Lease Securitization Trust, Series 2011-A, Class A2	Aaa	0.810%		10/15/13	2,139	2,141,293

TOTAL ASSET-BACKED SECURITIES (cost $268,917,824)						269,481,101

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.2%
Banc of America Large Loan, Inc., Series 2009-FDG, Class A, 144A	AAA(d)	5.204%		01/25/42	5,722	6,513,137
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4	AA-(d)	5.700%		06/11/50	2,365	2,803,081
Commercial Mortgage Pass-Through Certificates, Series 2006-C8, Class AM	Aa3	5.347%		12/10/46	4,010	4,286,991
Commercial Mortgage Pass-Through Certificates, Series 2007-FL14, Class AJ, 144A	A1	0.401%	(c)	06/15/22	4,632	4,414,431
Credit Suisse Mortgage Capital Certificates, Series 2006-C5, Class AM	A1	5.343%		12/15/39	4,235	4,390,933
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4	BBB+(d)	5.695%	(c)	09/15/40	7,279	8,266,804
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381%		03/10/39	890	918,523
GS Mortgage Securities Corp II, Series 2012-GC6, Class C, 144A	A3	5.827%	(c)	01/10/45	3,130	3,417,863
GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA	Aaa	4.680%		07/10/39	2,753	2,757,115
GS Mortgage Securities Corp. II, Series 2006-GG6, Class AM	BBB+(d)	5.622%	(c)	04/10/38	4,985	5,351,178
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1	Aaa	4.475%		07/15/41	147	147,729
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A2	Aaa	5.988%	(c)	06/15/49	3,906	4,034,689
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2009-RR1, Class A4B, 144A	A1	5.718%	(c)	03/18/51	5,285	5,383,090
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A2	AAA(d)	5.318%		02/15/40	220	221,836
Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A4FL	Aaa	0.478%	(c)	11/12/37	402	402,007
Morgan Stanley Capital I, Inc., Series 2007-XLF9, Class A2, 144A	A1	0.781%	(c)	12/15/20	4,235	4,106,424
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4	Aaa	6.390%		07/15/33	49	49,081

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
UBS Commercial Mortgage Trust, Series 2012-C1, Class D, 144A	Baa3	5.720%	(c)	05/10/45	$5,350	$4,813,443
Wachovia Bank Commercial Mortgage Trust, Series 2005-C19, Class A5	AAA(d)	4.661%		05/15/44	585	597,485
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM	Aa2	5.795%		07/15/45	5,670	6,212,511
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class AM	Aa3	5.603%		10/15/48	3,010	3,116,864
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3	Aaa	5.246%		12/15/43	1,167	1,181,012
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class C	A3	4.693%	(c)	10/15/45	4,878	4,999,691

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $75,685,475)						78,385,918

CORPORATE BONDS — 32.9%

Aerospace & Defense — 0.1%
Embraer SA (Brazil), Sr. Unsec’d. Notes	Baa3	5.150%		06/15/22	1,400	1,502,620

Agriculture — 0.9%
Altria Group, Inc., Gtd. Notes	Baa1	8.500%		11/10/13	1,403	1,522,499
Altria Group, Inc., Gtd. Notes	Baa1	9.950%		11/10/38	6,706	11,275,207
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		06/23/19	2,450	3,159,505
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%		05/01/40	3,771	4,959,781

						20,916,992

Airlines
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A	A3	5.125%		11/30/24	900	936,000

Auto Parts & Equipment — 0.3%
BorgWarner, Inc., Sr. Unsec’d. Notes	Baa2	8.000%		10/01/19	4,977	6,100,468

Automobile Manufacturers — 0.1%
Kia Motors Corp. (South Korea), Sr. Unsec’d. Notes, 144A	Baa2	3.625%		06/14/16	2,180	2,292,693

Banking — 6.9%
Banco Bradesco SA (Brazil), Sub. Notes, 144A	Baa1	5.900%		01/16/21	1,000	1,072,500
Banco Bradesco SA (Brazil), Sub. Notes, 144A	Baa1	5.750%		03/01/22	1,756	1,870,140
Banco del Estado de Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%		02/08/22	600	636,923
Banco do Brasil SA (Brazil), Sub. Notes, 144A	Baa1	5.875%		01/26/22(a)	1,350	1,444,500
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.875%		09/20/22(a)	2,000	2,006,220
Bancolombia SA (Colombia), Sr. Unsec’d. Notes	Baa2	4.250%		01/12/16	1,350	1,400,625
Bancolombia SA (Colombia), Sub. Notes	Baa3	5.125%		09/11/22(a)	3,300	3,333,000
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.625%		07/01/20	2,150	2,451,666
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	7.625%		06/01/19	11,000	13,736,041
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	2.150%		08/03/16	4,800	5,056,800
BBVA Banco Continental SA (Peru), Sr. Unsec’d. Notes, 144A	BBB(d)	5.000%		08/26/22(a)	400	411,000
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	A1	4.500%		03/10/16	600	633,000
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	A3	6.750%		09/30/22	1,600	1,748,000

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banking (cont’d.)
Canadian Imperial Bank of Commerce (Canada), Covered Bonds, 144A	Aaa	2.000%	02/04/13	$5,200	$5,231,444
Cie de Financement Foncier SA (France), Covered Bonds, 144A	Aaa	2.125%	04/22/13	5,300	5,345,050
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%	04/11/13	4,341	4,447,211
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	05/15/18	484	572,967
Citigroup, Inc., Unsec’d. Notes	A3	8.500%	05/22/19	4,456	5,893,087
Discover Bank, Sub. Notes	Ba1	8.700%	11/18/19	8,450	10,910,522
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	A1	3.200%	04/03/17	5,000	5,222,000
DNB Boligkreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.100%	10/14/15	6,630	6,875,310
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	3.750%	10/20/16(a)	2,000	2,162,786
Finansbank A/S (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	5.500%	05/11/16	550	553,793
First Citizens St Lucia Ltd. (Liechtenstein), Bank Gtd. Notes, 144A	A2	4.903%	02/09/16	700	735,000
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22(a)	1,303	1,500,894
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.500%	02/15/19(a)	15,910	19,731,439
Huntington Bancshares, Inc., Sub. Notes	Baa2	7.000%	12/15/20	3,545	4,307,714
Itau Unibanco Holding SA (Brazil), Sub. Notes, 144A	Baa2	5.500%	08/06/22	1,700	1,744,625
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.350%	08/15/21	5,853	6,451,048
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%	01/24/22(a)	3,516	3,900,123
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	5.375%	10/01/12	3,215	3,215,000
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%	04/23/19	1,493	1,835,376
JPMorgan Chase & Co., Sub. Notes	A1	5.750%	01/02/13	4,444	4,501,914
Morgan Stanley, Sr. Unsec’d. Notes	A2	5.750%	01/25/21	2,450	2,689,245
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.000%	04/28/15	2,350	2,546,810
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.250%	08/28/17	5,286	5,996,697
Nordea Eiendomskreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.125%	09/22/16(a)	4,740	4,921,029
Royal Bank of Canada (Canada), Covered Bonds	Aaa	1.200%	09/19/17	6,050	6,088,115
SVB Financial Group, Sr. Unsec’d. Notes	A3	5.375%	09/15/20(a)	4,790	5,448,735
Turkiye Garanti Bankasi AS (Turkey), Sr. Unsec’d. Notes, 144A	Baa2	5.250%	09/13/22	1,200	1,204,455
Westpac Banking Corp. (Australia), Gov’t. Liquid Gtd. Notes, 144A	Aaa	2.900%	09/10/14(a)	7,600	7,944,736

					167,777,540

Beverages — 0.4%
Beam, Inc., Sr. Unsec’d. Notes	Baa2	5.875%	01/15/36	902	1,080,333
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.200%	01/30/13	2,631	2,671,930
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	5.500%	01/15/42	1,025	1,169,630
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	5.750%	04/07/21	4,073	4,845,811

					9,767,704

Building Materials — 0.1%
Owens Corning, Gtd. Notes	Ba1	9.000%	06/15/19	2,414	3,038,149

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Chemicals — 0.7%
Airgas, Inc., Gtd. Notes	Baa3	7.125%	10/01/18	$1,580	$1,704,406
CF Industries, Inc., Gtd. Notes	Ba1	7.125%	05/01/20	1,000	1,255,000
Incitec Pivot Finance LLC, Gtd. Notes, 144A	Baa3	6.000%	12/10/19	5,510	6,106,017
Methanex Corp. (Canada), Sr. Unsec’d. Notes	Ba1	5.250%	03/01/22	4,500	4,807,359
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A	Ba1	4.875%	09/19/22	1,500	1,522,500
Mexichem SAB de CV (Mexico), Sr. Unsec’d. Notes, 144A		6.750%	09/19/42(a)	900	933,930
Mosaic Global Holdings, Inc., Gtd. Notes	Baa1	7.300%	01/15/28	336	429,771

					16,758,983

Commercial Banks — 0.6%
PKO Finance AB (Poland), Sr. Unsec’d. Notes, 144A	A2	4.630%	09/26/22	2,500	2,505,242
Sparebank 1 Boligkreditt A/S (Norway), Covered Bonds, 144A	Aaa	2.300%	06/30/17	6,680	6,971,916
Zions Bancorporation, Sr. Unsec’d. Notes	BBB-(d)	4.500%	03/27/17	4,900	5,058,094

					14,535,252

Commercial Services — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A	Baa1	5.800%	10/15/12	2,238	2,241,612
Verisk Analytics, Inc., Gtd. Notes	Ba1	4.125%	09/12/22	1,183	1,202,102
Verisk Analytics, Inc., Gtd. Notes	Ba1	4.875%	01/15/19	900	972,535
Verisk Analytics, Inc., Gtd. Notes	Ba1	5.800%	05/01/21	1,200	1,347,433

					5,763,682

Computers — 0.5%
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	4.500%	03/01/13	12,697	12,887,747

Containers & Packaging
Rock-Tenn Co., Unsec’d. Notes, 144A	Ba1	4.900%	03/01/22	656	710,627

Diversified Financial Services — 4.0%
Alta Wind Holdings LLC, Pass-Through Certificates, 144A	BBB-(d)	7.000%	06/30/35	1,500	1,662,004
BM&FBovespa SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	5.500%	07/16/20(a)	1,240	1,409,260
Credit Suisse AG (Switzerland), Covered Bonds, 144A	Aaa	1.625%	03/06/15	4,310	4,384,529
FMR LLC, Notes, 144A	A2	7.490%	06/15/19	990	1,205,723
FMR LLC, Sr. Unsec’d. Notes, 144A	A2	6.450%	11/15/39	4,866	5,828,208
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	5.400%	09/20/13	9,626	10,089,482
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.750%	03/15/32	9,221	11,812,322
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.875%	01/10/39	8,602	11,493,175
Hyundai Capital America, Gtd. Notes, 144A	Baa2	3.750%	04/06/16	175	186,171
Hyundai Capital Services, Inc. (South Korea), Sr. Unsec’d. Notes, 144A	Baa2	4.375%	07/27/16	1,600	1,724,736
Lazard Group LLC, Sr. Unsec’d. Notes	Ba2	6.850%	06/15/17	850	959,315
Lazard Group LLC, Sr. Unsec’d. Notes	Ba2	7.125%	05/15/15	4,700	5,183,198
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Baa1	5.450%	02/05/13	4,500	4,568,760
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.150%	04/25/13	2,750	2,831,364
Merrill Lynch & Co., Inc., Sub. Notes	Baa2	5.700%	05/02/17	350	382,906

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.250%	01/16/18	$5,795	$6,259,319
NASDAQ OMX Group, Inc. (The), Sr. Unsec’d. Notes	Baa3	5.550%	01/15/20	3,789	4,076,335
Raymond James Financial, Inc., Sr. Unsec’d. Notes	Baa2	8.600%	08/15/19	6,000	7,492,332
Scottrade Financial Services, Inc., Sr. Unsec’d. Notes, 144A	Baa3	6.125%	07/11/21	3,450	3,560,086
TD Ameritrade Holding Corp., Gtd. Notes	Baa1	5.600%	12/01/19	5,450	6,404,001
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	8.750%	03/01/19	4,125	5,417,928

					96,931,154

Diversified Operations — 0.2%
Votorantim Cimentos SA (Brazil), Gtd. Notes, 144A	Baa3	7.250%	04/05/41	2,600	2,801,500
Voto-Votorantim Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	6.750%	04/05/21(a)	1,550	1,798,000

					4,599,500

Electric — 1.1%
Abu Dhabi National Energy Co. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	A3	6.500%	10/27/36(a)	1,250	1,554,688
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba1	5.900%	12/01/21	2,875	3,353,503
Duquesne Light Holdings, Inc., Sr. Unsec’d. Notes, 144A	Ba1	6.400%	09/15/20	2,756	3,256,699
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	4.100%	06/01/22	917	972,779
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.000%	09/01/22	1,704	2,136,792
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	Baa1	7.500%	09/01/38	1,769	2,309,005
PPL WEM Holdings PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa3	5.375%	05/01/21	3,125	3,485,466
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950%	05/15/18	6,675	8,153,713
Texas-New Mexico Power Co., First Mortgage, 144A	A3	9.500%	04/01/19	625	850,428

					26,073,073

Electric – Integrated — 0.1%
Black Hills Corp., Sr. Unsec’d. Notes	Baa3	9.000%	05/15/14	2,000	2,236,236

Electronic Components & Equipment — 0.1%
PerkinElmer, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	11/15/21	1,181	1,314,375

Engineering & Construction — 0.1%
Odebrecht Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	7.125%	06/26/42	1,800	2,000,700

Environmental Control — 0.4%
Waste Management, Inc., Gtd. Notes	Baa3	6.375%	11/15/12	9,334	9,396,911

Foods — 0.7%
Kellogg Co., Sr. Unsec’d. Notes	A3	4.250%	03/06/13	4,460	4,532,056
Kellogg Co., Sr. Unsec’d. Notes	A3	5.125%	12/03/12	4,557	4,593,278
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	02/11/13	8,615	8,777,694

					17,903,028

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Gas Distribution — 0.1%
Florida Gas Transmission Co. LLC, Sr. Notes, 144A	Baa2	7.900%	05/15/19	$1,825	$2,350,746

Healthcare Services
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	Baa2	5.500%	02/01/13	806	817,582

Hotels & Motels — 0.2%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	6.875%	08/15/19	3,350	3,974,611

Household Products/Wares — 0.1%
Tupperware Brands Corp., Gtd. Notes	Baa3	4.750%	06/01/21	2,489	2,654,994

Insurance — 0.9%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%	09/15/16	1,145	1,278,098
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	1,931	2,483,092
Fidelity National Financial, Inc., Sr. Unsec’d. Notes	Baa3	6.600%	05/15/17	2,600	2,909,907
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	4.950%	05/01/22	1,624	1,698,702
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	5.000%	06/01/21	2,375	2,510,394
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%	03/15/35	1,269	1,357,090
Markel Corp., Sr. Unsec’d. Notes	Baa2	7.125%	09/30/19	5,130	6,173,232
Willis North America, Inc., Gtd. Notes	Baa3	7.000%	09/29/19	2,726	3,240,974

					21,651,489

Investment Companies — 0.1%
Grupo Aval Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	4.750%	09/26/22	2,000	1,970,000
Oaktree Capital Management LP, Notes, 144A	A-(d)	6.750%	12/02/19	943	1,036,084

					3,006,084

Leisure — 0.2%
Carnival PLC (United Kingdom), Gtd. Notes	A3	7.875%	06/01/27	3,275	4,352,079

Manufacturing — 0.4%
Ford Motor Co., Sr. Unsec’d. Notes	Ba2	6.375%	02/01/29	1,723	1,861,426
Ford Motor Co., Sr. Unsec’d. Notes	Ba2	7.450%	07/16/31	2,465	3,065,844
Hillenbrand, Inc., Sr. Unsec’d. Notes	Baa3	5.500%	07/15/20	4,625	5,138,185

					10,065,455

Media — 2.1%
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	8.375%	03/15/13	18,317	18,967,895
Comcast Corp., Gtd. Notes	Baa1	7.050%	03/15/33	1,210	1,587,466
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	7.125%	10/01/12	6,801	6,801,000
Globo Comunicacao e Participacoes SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	4.875%	04/11/22	5,625	6,096,094
Historic TW, Inc., Gtd. Notes	Baa2	9.125%	01/15/13	3,119	3,192,540
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	6.400%	04/30/40	1,283	1,628,441
News America, Inc., Gtd. Notes	Baa1	6.900%	08/15/39	1,008	1,308,012
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550%	05/01/37	1,629	2,047,076
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.300%	07/01/38	5,472	7,444,678
Time Warner, Inc., Gtd. Notes	Baa2	7.625%	04/15/31	1,070	1,494,699

					50,567,901

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Metals & Mining — 1.8%
Allegheny Ludlum Corp., Gtd. Notes	Baa3	6.950%	12/15/25	$2,790	$3,329,720
Allegheny Technologies, Inc., Sr. Unsec’d. Notes	Baa3	9.375%	06/01/19	5,440	7,028,572
Anglo American Capital PLC (United Kingdom), Gtd. Notes, 144A	Baa1	9.375%	04/08/19	7,224	9,477,888
AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes	Baa3	6.500%	04/15/40	4,972	5,021,720
CSN Resources SA (Luxembourg), Gtd. Notes, 144A	Ba1	6.500%	07/21/20	750	808,125
Gerdau Trade, Inc. (British Virgin Islands), Gtd. Notes, 144A	BBB-(d)	5.750%	01/30/21	1,200	1,302,000
Gold Fields Orogen Holding BVI Ltd. (British Virgin Islands), Gtd. Notes, 144A	Baa3	4.875%	10/07/20	5,500	5,594,094
Newcrest Finance Pty Ltd. (Australia), Gtd. Notes, 144A	Baa2	4.200%	10/01/22	2,650	2,667,866
OJSC Novolipetsk Steel via Steel Funding Ltd. (Russia), Unsec’d. Notes, 144A	Baa3	4.950%	09/26/19	2,350	2,329,192
Valmont Industries, Inc., Gtd. Notes	Baa3	6.625%	04/20/20	5,621	6,692,087

					44,251,264

Oil & Gas — 2.6%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	7.000%	07/15/38	633	830,173
Canadian Oil Sands Ltd. (Canada), Sr. Unsec’d. Notes, 144A	Baa2	7.750%	05/15/19	6,094	7,678,525
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A	A1	5.700%	10/01/40	7,517	7,754,500
EQT Corp., Sr. Unsec’d. Notes	Baa2	6.500%	04/01/18	4,000	4,603,284
FMC Technologies, Inc., Sr. Unsec’d. Notes	Baa2	3.450%	10/01/22	1,525	1,548,143
Gazprom Neft Oao Via GPN Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa3	4.375%	09/19/22(a)	1,700	1,718,879
National Fuel Gas Co., Sr. Unsec’d. Notes	Baa1	8.750%	05/01/19	845	1,070,216
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21(a)	2,450	2,760,589
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	6.875%	01/20/40	1,600	2,003,107
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.250%	08/15/18	2,750	3,124,228
Petrohawk Energy Corp., Gtd. Notes	Baa3	7.875%	06/01/15	3,000	3,125,166
Petrohawk Energy Corp., Gtd. Notes	Baa3	10.500%	08/01/14	5,337	5,803,988
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago), Sr. Unsec’d. Notes, 144A	Baa3	9.750%	08/14/19	400	514,000
Petronas Global Sukuk Ltd. (Malaysia), Gtd. Notes, 144A	A1	4.250%	08/12/14	1,980	2,081,631
Pride International, Inc., Gtd. Notes	Baa1	8.500%	06/15/19	5,754	7,646,266
Reliance Holdings USA, Inc., Gtd. Notes, 144A	Baa2	5.400%	02/14/22	950	1,011,927
Rowan Cos., Inc., Gtd. Notes	Baa3	7.875%	08/01/19	3,500	4,339,206
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	6.375%	12/15/21	848	1,014,903
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	7.375%	04/15/18	2,739	3,274,455
Valero Energy Corp., Gtd. Notes	Baa2	10.500%	03/15/39	1,275	1,991,285

					63,894,471

Oil Field Equipment & Services — 0.2%
Weatherford International Ltd., Gtd. Notes	Baa2	9.875%	03/01/39	3,875	5,608,993

Oil, Gas & Consumable Fuels — 0.1%
BP Capital Markets America, Inc., Sr. Unsec’d. Notes, 144A	A2	5.250%	02/11/13	3,000	2,997,835

Paper & Forest Products — 0.7%
Georgia-Pacific LLC, Gtd. Notes, 144A	Baa3	8.250%	05/01/16	2,525	2,717,142

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Paper & Forest Products (cont’d.)
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Baa3	8.875%	05/15/31	$5,650	$8,357,248
International Paper Co., Sr. Unsec’d. Notes	Baa3	9.375%	05/15/19	2,745	3,711,855
Plum Creek Timberlands LP, Gtd. Notes	Baa2	4.700%	03/15/21	2,799	2,982,273

					17,768,518

Pharmaceuticals — 0.2%
Medco Health Solutions, Inc., Sr. Unsec’d. Notes	Baa3	6.125%	03/15/13	5,109	5,234,344

Pipelines — 1.3%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	5.670%	03/05/14	1,700	1,802,850
Enbridge Energy Partners LP, Sr. Unsec’d. Notes	Baa2	9.875%	03/01/19	2,525	3,439,148
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	5.950%	02/01/15	4,250	4,665,744
Enterprise Products Operating LLC, Gtd. Notes	Baa3	7.550%	04/15/38	2,072	2,779,024
IFM US Colonial Pipeline 2 LLC, Sr. Sec’d. Notes, 144A	BBB-(d)	6.450%	05/01/21(g)	4,850	5,411,742
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	7.400%	03/15/31	1,850	2,340,320
Spectra Energy Capital LLC, Gtd. Notes	Baa2	5.500%	03/01/14	800	846,936
Tennessee Gas Pipeline Co. LLC, Sr. Unsec’d. Notes	Baa3	8.375%	06/15/32	2,097	3,005,437
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	A3	9.875%	01/01/21	500	747,661
Transportadora de Gas Internacional SA ESP (Colombia), Sr. Unsec’d. Notes, 144A	Baa3	5.700%	03/20/22	900	967,500
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.750%	03/15/32	3,835	5,320,165

					31,326,527

Real Estate Investment Trusts — 1.0%
American Tower Corp., Sr. Unsec’d. Notes	Baa3	4.700%	03/15/22	1,423	1,560,927
Entertainment Properties Trust, Gtd. Notes	Baa3	7.750%	07/15/20	1,808	2,082,695
Goodman Funding Pty Ltd. (Australia), Gtd. Notes, 144A	Baa3	6.375%	11/12/20	3,600	3,937,219
HCP, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	01/30/17	6,650	7,653,638
Health Care REIT, Inc., Sr. Unsec’d. Notes	Baa2	5.250%	01/15/22	1,397	1,573,109
Kilroy Realty LP, Gtd. Notes	Baa3	6.625%	06/01/20	2,000	2,396,330
Ventas Realty LP/Ventas Capital Corp., Gtd. Notes	Baa2	3.125%	11/30/15	150	156,308
Weyerhaeuser Co., Sr. Unsec’d. Notes	Ba1	7.375%	10/01/19(a)	4,230	5,248,927

					24,609,153

Restaurants — 0.2%
Darden Restaurants, Inc., Sr. Unsec’d. Notes	Baa2	5.625%	10/15/12	4,319	4,325,694

Retail — 0.8%
Family Dollar Stores, Inc., Sr. Unsec’d. Notes	Baa3	5.000%	02/01/21	3,100	3,345,588
Lotte Shopping Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A	A3	3.375%	05/09/17	3,100	3,230,045
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.125%	04/15/17	1,750	1,846,614
QVC, Inc., Sr. Sec’d. Notes, 144A	Ba2	7.375%	10/15/20	10,107	11,236,437

					19,658,684

Savings & Loan — 0.3%
First Niagara Financial Group, Inc., Sub. Notes	Baa3	7.250%	12/15/21	6,270	7,206,193

Semiconductors — 0.5%
KLA-Tencor Corp., Sr. Unsec’d. Notes	Baa1	6.900%	05/01/18	8,936	10,783,777

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Software — 0.4%
BMC Software, Inc., Sr. Unsec’d. Notes	Baa2	7.250%	06/01/18	$8,248	$9,935,260

Telecommunications — 0.4%
CC Holdings GS V LLC/Crown Castle GS III Corp., Sr. Sec’d. Notes, 144A	Baa3	7.750%	05/01/17	2,500	2,668,750
Telemar Norte Leste SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	5.500%	10/23/20	700	735,000
Vodafone Group PLC, Sr. Unsec’d. Notes, 144A	A3	5.125%	02/13/13	5,000	4,987,925

					8,391,675

Transportation — 0.8%
Asciano Finance Ltd. (Australia), Gtd. Notes, 144A	Baa2	4.625%	09/23/20	3,234	3,307,118
Asciano Finance Ltd. (Australia), Gtd. Notes, 144A	Baa2	5.000%	04/07/18	2,025	2,174,781
Kazakhstan Temir Zholy Finance BV (Netherlands), Gtd. Notes, 144A	Baa3	6.950%	07/10/42	1,440	1,747,800
Transnet SOC Ltd. (South Africa), Sr. Unsec’d. Notes, 144A	A3	4.000%	07/26/22	2,375	2,414,188
Viterra, Inc. (Canada), Gtd. Notes, 144A	Ba1	5.950%	08/01/20	7,800	8,463,702

					18,107,589

Transportation – Truck Freight
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Notes, 144A	Baa3	2.500%	07/11/14	950	957,554

TOTAL CORPORATE BONDS (cost $762,592,001)					797,941,906

FOREIGN GOVERNMENT BONDS — 1.6%
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	Aa2	4.138%	01/03/23	2,300	2,415,000
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	Aa2	5.603%	07/20/20	2,025	2,349,000
Commonwealth of the Bahamas (Bahamas), Sr. Unsec’d. Notes, 144A	A3	6.950%	11/20/29	1,650	1,959,375
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes, 144A	Baa3	6.250%	04/27/17	400	433,000
Federative Republic of Russia (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.625%	04/29/15	4,300	4,525,750
Government of Aruba (Aruba), Sr. Unsec’d. Notes, 144A	A-	4.625%	09/14/23	4,700	4,728,200
Government of the Cayman Islands (Cayman Islands), Sr. Unsec’d. Notes, 144A	Aa3	5.950%	11/24/19	2,550	2,932,500
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	2.875%	11/09/15	3,050	3,172,772
Korea National Oil Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	5.375%	07/30/14	1,960	2,099,123
Panama Government International (Panama), Sr. Unsec’d. Notes	Baa3	6.700%	01/26/36	932	1,309,460
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	3.000%	03/17/23	2,500	2,451,087
Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	Aa2	3.125%	01/20/17	1,200	1,264,200
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41	1,100	1,408,000
Republic of Iceland (Iceland), Unsec’d. Notes, 144A	Baa3	5.875%	05/11/22	2,650	2,888,500

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Indonesia (Indonesia), Unsec’d. Notes, 144A	Baa3	5.250%		01/17/42	$1,840	$2,095,300
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa3	6.550%		03/14/37	1,250	1,840,625
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%		03/08/44	900	1,001,250

TOTAL FOREIGN GOVERNMENT BONDS (cost $36,600,207)						38,873,142

MUNICIPAL BONDS — 0.7%

California — 0.1%
University of California Regents Medical Center, Revenue Bonds	Aa1	5.770%		05/15/43	1,900	2,341,351

Georgia — 0.1%
Municipal Electric Authority of Georgia, Revenue Bonds	Baa2	7.055%		04/01/57	1,395	1,524,247

Nevada — 0.1%
County of Clark NV Airport System Revenue, Revenue Bonds	Aa2	6.881%		07/01/42	1,300	1,513,915
Las Vegas Valley Water District, General Obligation Ltd.	Aa2	7.013%		06/01/39	1,000	1,360,880

						2,874,795

New York — 0.1%
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	6.282%		06/15/42	1,250	1,474,788

Tennessee — 0.1%
Metropolitan Government of Nashville & Davidson
County Convention Center Authority, Revenue Bonds	Aa2	6.731%		07/01/43	2,800	3,346,196

Texas — 0.1%
Dallas Convention Center Hotel Development Corp., Revenue Bonds	A1	7.088%		01/01/42	1,425	1,727,456
Dallas County Hospital District, General Obligation Ltd.	AAA(d)	6.171%		08/15/34	975	1,166,548

						2,894,004

Washington — 0.1%
Metropolitan Washington Airports Authority, Revenue Bonds	Baa1	7.462%		10/01/46	2,180	2,619,030

TOTAL MUNICIPAL BONDS (cost $15,439,573)						17,074,411

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.4%
Arkle Master Issuer PLC (United Kingdom), Series 2010-1A, Class 2A, 144A	Aaa	1.585%	(c)	05/17/60	3,475	3,489,063
Arkle Master Issuer PLC (United Kingdom), Series 2010-2A, Class 1A1, 144A	Aaa	1.835%	(c)	05/17/60	1,700	1,717,484
Arkle Master Issuer PLC (United Kingdom), Series 2011-1A, Class 2A, 144A	Aaa	1.685%	(c)	05/17/60	2,500	2,520,163
Fosse Master Issuer PLC (United Kingdom), Series 2012-1A, Class 2A2, 144A	Aaa	1.855%	(c)	10/18/54	1,500	1,537,806
Gracechurch Mortgage Financing PLC (United Kingdom), Series 2006-1, Class A6, 144A	Aaa	0.534%	(c)	11/20/56	1,687	1,681,310

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Gracechurch Mortgage Financing PLC (United Kingdom), Series 2011-1A, Class 2A1, 144A	Aaa	1.984%	(c)	11/20/56		$3,750	$3,828,488
Holmes Master Issuer PLC (United Kingdom), Series 2010-1A, Class A2, 144A	Aaa	1.855%	(c)	10/15/54		4,025	4,062,565
Holmes Master Issuer PLC (United Kingdom), Series 2012-1A, Class A2, 144A	Aaa	2.105%	(c)	10/15/54		2,500	2,569,183
Permanent Master Issuer PLC (United Kingdom), Series 2010-1A, Class 1A, 144A	Aaa	1.605%	(c)	07/15/42		4,700	4,712,346
Sequoia Mortgage Trust, Series 2012-3, Class A1	Aaa	3.500%	(c)	07/25/42(g)		1,622	1,690,120
Sequoia Mortgage Trust, Series 2012-4, Class A3	Aaa	2.069%	(c)	09/25/42(g)		4,450	4,363,990
Silverstone Master Issuer PLC (United Kingdom), Series 2011-1A, Class 1A, 144A	Aaa	2.003%	(c)	01/21/55		2,850	2,900,098

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $34,825,276)							35,072,616

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.8%
Federal Home Loan Mortgage Corp.		3.000%		TBA		28,950	30,555,822
Federal Home Loan Mortgage Corp.		3.000%		TBA		15,000	15,808,590
Federal Home Loan Mortgage Corp.		3.500%		TBA		66,000	70,764,375
Federal Home Loan Mortgage Corp.		4.000%		TBA		135,000	145,103,913
Federal Home Loan Mortgage Corp.		5.000%		09/01/20-06/01/26		25,024	27,106,761
Federal Home Loan Mortgage Corp.		5.500%		11/01/35		5,049	5,533,954
Federal National Mortgage Assoc.		3.000%		TBA		94,000	99,228,750
Federal National Mortgage Assoc.		3.500%		TBA		49,000	52,552,500
Federal National Mortgage Assoc.		4.500%		TBA		15,000	16,183,593
Federal National Mortgage Assoc.		5.500%		10/01/35-10/01/38		92,141	101,612,079
Federal National Mortgage Assoc.		5.500%		TBA		73,500	80,574,375
Federal National Mortgage Assoc.		6.000%		11/01/36		4,543	5,028,516

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $643,872,297)							650,053,228

U.S. TREASURY OBLIGATIONS — 36.1%
U.S. Treasury Bonds		3.000%		05/15/42		89,984	93,302,160
U.S. Treasury Notes		0.500%		10/15/14		308,410	309,976,106
U.S. Treasury Notes		0.625%		12/31/12-08/31/17	(a)	410,999	411,357,343
U.S. Treasury Notes		0.625%		09/30/17		12,759	12,759,000
U.S. Treasury Notes		1.625%		08/15/22	(a)	48,524	48,470,415

TOTAL U.S. TREASURY OBLIGATIONS (cost $876,492,279)							875,865,024

						Units

WARRANTS*(l)

Auto Parts & Related
Cooper-Standard Holding, Inc., expiring 11/27/17 (cost $271,993)						6,262	81,093

TOTAL LONG-TERM INVESTMENTS (cost $2,714,696,925)							2,762,828,439

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 20.4%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $494,349,211; includes $311,937,624 of cash collateral for securities on loan)(b)(w)	494,349,211	$494,349,211

TOTAL INVESTMENTS — 134.2% (cost $3,209,046,136)		3,257,177,650
Liabilities in excess of other assets — (34.2)%		(829,320,679)

NET ASSETS — 100.0%		$2,427,856,971

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poors
NASDAQ	National Association of Securities Dealers Automated Quotations
REIT	Real Estate Investment Trust
SLM	Student Loan Mortgage
TBA	To Be Announced
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $305,555,807; cash collateral of $311,937,624 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.

AST LORD ABBETT CORE FIXED INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Warrants	$81,093	$—	$—
Asset-Backed Securities	—	269,481,101	—
Commercial Mortgage-Backed Securities	—	73,386,227	4,999,691
Corporate Bonds	—	797,941,906	—
Foreign Government Bonds	—	38,873,142	—
Municipal Bonds	—	17,074,411	—
Residential Mortgage-Backed Securities	—	35,072,616	—
U.S. Government Agency Obligations	—	650,053,228	—
U.S. Treasury Obligations	—	875,865,024	—
Affiliated Money Market Mutual Fund	494,349,211	—	—

Total	$494,430,304	$2,757,747,655	$4,999,691

AST MARSICO CAPITAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS — 96.8%
Apparel — 1.9%
NIKE, Inc. (Class B Stock)	544,244	$51,654,198

Banks — 6.2%
U.S. Bancorp	2,487,923	85,335,759
Wells Fargo & Co.	2,433,697	84,035,557

		169,371,316

Beverages — 1.1%
Anheuser-Busch InBev NV (Belgium), ADR(a)	344,545	29,599,861

Biotechnology — 5.1%
Biogen Idec, Inc.*	655,904	97,880,554
Gilead Sciences, Inc.*	606,637	40,238,232

		138,118,786

Chemicals — 4.0%
LyondellBasell Industries NV (Netherlands) (Class A Stock)	515,820	26,647,261
Monsanto Co.	747,695	68,055,199
Praxair, Inc.	126,287	13,118,694

		107,821,154

Commercial Services — 3.0%
Visa, Inc. (Class A Stock)	610,984	82,042,931

Computers — 11.6%
Accenture PLC (Ireland) (Class A Stock)	819,884	57,416,476
Apple, Inc.	311,800	208,051,668
EMC Corp.*	1,775,157	48,408,531

		313,876,675

Cosmetics/Personal Care — 0.8%
Estee Lauder Cos., Inc. (The) (Class A Stock)	345,730	21,286,596

Distribution/Wholesale — 2.0%
W.W. Grainger, Inc.	264,856	55,188,045

Diversified Manufacturing — 1.8%
Danaher Corp.	908,086	50,080,943

Entertainment & Leisure — 3.3%
Starwood Hotels & Resorts Worldwide, Inc.	538,878	31,233,369
Wynn Resorts Ltd.	497,383	57,417,894

		88,651,263

Healthcare Equipment & Supplies — 0.5%
Intuitive Surgical, Inc.*	25,904	12,838,799

Internet — 7.7%
Amazon.com, Inc.*	81,782	20,798,798
Baidu, Inc. (Cayman Islands), ADR*	370,460	43,277,137
eBay, Inc.*	541,475	26,212,805
Equinix, Inc.*(a)	140,846	29,021,318
LinkedIn Corp. (Class A Stock)*(a)	247,560	29,806,224
priceline.com, Inc.*	97,432	60,284,101

		209,400,383

Investment Company — 1.1%
Hutchison Port Holdings Trust (Singapore)	39,344,000	28,524,400

Media — 2.0%
CBS Corp. (Class B Stock)	757,575	27,522,700
Liberty Global, Inc. (Class A Stock)*	444,319	26,992,379

		54,515,079

	Shares	Value
COMMON STOCKS (Continued)
Metal Fabricate/Hardware — 1.6%
Precision Castparts Corp.	267,634	$43,715,338

Oil & Gas — 6.6%
Halliburton Co.	2,088,638	70,366,214
Kinder Morgan, Inc.	739,285	26,259,403
National Oilwell Varco, Inc.	1,032,133	82,684,175

		179,309,792

Pharmaceuticals — 8.4%
Abbott Laboratories	555,404	38,078,498
Bristol-Myers Squibb Co.	828,900	27,975,375
Express Scripts Holding Co.*	1,527,961	95,757,316
Mead Johnson Nutrition Co.	721,241	52,852,540
Perrigo Co.(a)	116,489	13,532,527

		228,196,256

Railroads — 1.4%
Union Pacific Corp.	316,983	37,625,882

Real Estate Investment Trusts — 1.2%
American Tower Corp.	435,612	31,098,341

Restaurants — 3.0%
Chipotle Mexican Grill, Inc.*	52,895	16,796,278
McDonald’s Corp.	717,165	65,799,889

		82,596,167

Retail — 18.6%
AutoZone, Inc.*	96,861	35,806,606
Dick’s Sporting Goods, Inc.	504,349	26,150,496
Dollar General Corp.*(a)	873,094	44,999,265
GNC Holdings, Inc. (Class A Stock)	361,602	14,091,630
Home Depot, Inc. (The)	1,089,188	65,754,280
Limited Brands, Inc.(a)	663,444	32,681,251
Lululemon Athletica, Inc.*(a)	439,346	32,485,243
O’Reilly Automotive, Inc.*	544,393	45,522,143
Starbucks Corp.	1,269,572	64,430,779
TJX Cos., Inc. (The)	2,343,847	104,980,907
Wal-Mart Stores, Inc.	181,527	13,396,693
Yum! Brands, Inc.	399,117	26,477,422

		506,776,715

Semiconductors — 2.9%
QUALCOMM, Inc.	1,267,730	79,220,448

Software — 1.0%
VMware, Inc. (Class A Stock)*(a)	289,663	28,021,999

TOTAL COMMON STOCKS (cost $2,238,188,035)		2,629,531,367

PREFERRED STOCK — 0.3%
Banks
Wells Fargo & Co., 8.000% (cost $5,673,165)	297,374	8,837,955

TOTAL LONG-TERM INVESTMENTS (cost $2,243,861,200)		2,638,369,322

SHORT-TERM INVESTMENT — 8.6%

AST MARSICO CAPITAL GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $234,646,050; includes $131,725,285 of cash collateral for securities on loan)(b)(w)	234,646,050	$234,646,050

TOTAL INVESTMENTS — 105.7% (cost $2,478,507,250)		2,873,015,372
Liabilities in excess of other assets — (5.7)%		(154,737,159)

NET ASSETS — 100.0%		$2,718,278,213

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $128,622,166; cash collateral of $131,725,285 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,629,531,367	$—	$—
Preferred Stock	8,837,955	—	—
Affiliated Money Market Mutual Fund	234,646,050	—	—

Total	$2,873,015,372	$—	$—

AST MFS GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 98.0%
Austria — 0.4%
Erste Group Bank AG*(a)	62,425	$1,393,007

Bermuda — 0.3%
Credicorp Ltd.	8,480	1,062,374

Brazil — 0.4%
Banco Santander Brasil SA, ADS	162,015	1,194,051

Canada — 1.8%
Canadian National Railway Co.	66,629	5,878,677

Czech Republic — 0.5%
Komercni Banka A/S	8,802	1,756,184

Denmark — 0.8%
Carlsberg A/S (Class B Stock)	29,604	2,622,849

France — 8.3%
Air Liquide SA	19,001	2,355,042
Danone SA	88,132	5,425,999
Dassault Systemes SA	14,646	1,538,792
Legrand SA	111,930	4,218,699
LVMH Moet Hennessy Louis Vuitton SA	37,302	5,608,386
Pernod-Ricard SA	37,686	4,228,282
Schneider Electric SA	72,289	4,278,277

		27,653,477

Germany — 7.9%
Bayer AG	78,281	6,722,762
Beiersdorf AG	17,053	1,251,287
Brenntag AG	12,090	1,547,411
Deutsche Boerse AG	34,081	1,886,065
Linde AG	60,692	10,450,960
Merck KGaA	34,920	4,307,898

		26,166,383

India — 0.6%
ICICI Bank Ltd., ADR	51,280	2,058,379

Ireland — 2.1%
Accenture PLC (Class A Stock)	98,131	6,872,114

Israel — 0.4%
Check Point Software Technologies Ltd.*(a) .	28,130	1,354,741

Japan — 3.8%
Aeon Credit Service Co. Ltd.	59,800	1,285,863
Canon, Inc.	78,300	2,513,250
Hoya Corp.	120,000	2,632,580
INPEX Corp.	395	2,348,175
Lawson, Inc.	15,000	1,151,467
Shin-Etsu Chemical Co. Ltd.	49,800	2,798,714

		12,730,049

Mexico — 0.1%
Grupo Financiero Santander Mexico SAB de CV (Class B Stock), ADR*	21,720	297,564

Netherlands — 5.3%
Akzo Nobel NV	83,401	4,714,603
Heineken NV	152,041	9,063,690
Schlumberger Ltd.	49,814	3,603,047

		17,381,340

South Korea — 1.0%
Samsung Electronics Co. Ltd.	2,738	3,299,559

Spain — 0.3%
Red Electrica Corp. SA	20,676	980,289

	Shares	Value
COMMON STOCKS (Continued)
Sweden — 1.6%
Hennes & Mauritz AB (Class B Stock)	35,799	$1,243,657
Svenska Cellulosa AB SCA (Class B Stock)	211,486	3,927,855

		5,171,512

Switzerland — 8.3%
Adecco SA*	41,330	1,966,965
Compagnie Financiere Richemont SA (Class A Stock)	60,668	3,638,145
Julius Baer Group Ltd.*	66,796	2,329,515
Kuehne & Nagel International AG	6,350	717,033
Nestle SA	152,444	9,611,833
Roche Holding AG	13,353	2,494,548
Sonova Holding AG*	19,066	1,926,872
Swiss Re AG*	36,355	2,336,693
UBS AG*	201,728	2,455,912

		27,477,516

United Kingdom — 11.4%
Burberry Group PLC	81,054	1,310,173
Compass Group PLC	364,178	4,019,501
Delphi Automotive PLC*	77,960	2,416,760
Diageo PLC	306,224	8,601,687
Reckitt Benckiser Group PLC	140,746	8,102,435
Smiths Group PLC	37,462	627,321
Standard Chartered PLC	203,016	4,589,636
Tesco PLC	323,273	1,733,115
William Hill PLC	390,753	1,998,975
WPP PLC	325,917	4,428,749

		37,828,352

United States — 42.7%
3M Co.	64,328	5,945,194
Altera Corp.	43,450	1,476,648
American Express Co.	59,310	3,372,367
Amphenol Corp. (Class A Stock)	50,631	2,981,153
Autodesk, Inc.*	68,442	2,283,910
Bank of New York Mellon Corp. (The)	208,473	4,715,659
Cisco Systems, Inc.	152,883	2,918,536
Colgate-Palmolive Co.	43,963	4,713,713
DENTSPLY International, Inc.	68,254	2,603,208
Dr. Pepper Snapple Group, Inc.(a)	56,478	2,514,965
Goldman Sachs Group, Inc. (The)	27,055	3,075,612
Harley-Davidson, Inc.	13,694	580,215
Honeywell International, Inc.	108,210	6,465,548
International Flavors & Fragrances, Inc.	49,120	2,926,570
J.M. Smucker Co. (The)	16,813	1,451,466
Johnson & Johnson(a)	34,243	2,359,685
McDonald’s Corp.	18,150	1,665,263
Medtronic, Inc.	97,451	4,202,087
Microchip Technology, Inc.(a)	69,064	2,261,155
National Oilwell Varco, Inc.	39,873	3,194,226
NIKE, Inc. (Class B Stock)	14,546	1,380,561
Omnicom Group, Inc.	87,832	4,528,618
Oracle Corp.	213,907	6,735,931
Praxair, Inc.	33,109	3,439,363
Procter & Gamble Co. (The)	23,440	1,625,798
Rockwell Automation, Inc.	10,173	707,532
Sally Beauty Holdings, Inc.*	75,020	1,882,252
Sherwin-Williams Co. (The)	7,648	1,138,864
St. Jude Medical, Inc.	140,846	5,933,842
State Street Corp.	123,822	5,195,571

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Target Corp.	55,783	$3,540,547
Thermo Fisher Scientific, Inc.	106,416	6,260,453
United Parcel Service, Inc. (Class B Stock)	70,430	5,040,675
United Technologies Corp.	71,704	5,613,706
Urban Outfitters, Inc.*	42,595	1,599,868
Viacom, Inc. (Class B Stock)	28,900	1,548,751
Visa, Inc. (Class A Stock)	48,337	6,490,692
Walgreen Co.	107,169	3,905,238
Walt Disney Co. (The)(a)	185,558	9,700,972
Waters Corp.*	41,721	3,476,611

		141,453,025

TOTAL COMMON STOCKS (cost $297,442,954)		324,631,442

PREFERRED STOCK — 0.5%
Brazil
Itau Unibanco Holding SA, ADR (PRFC), (cost $1,539,102)	106,410	1,625,945

TOTAL LONG-TERM INVESTMENTS (cost $298,982,056)		326,257,387

SHORT-TERM INVESTMENT — 6.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $21,290,877; includes $17,442,215 of cash collateral for securities on loan)(b)(w)	21,290,877	21,290,877

Value
TOTAL INVESTMENTS — 104.9% (cost $320,272,933)	$347,548,264
Liabilities in excess of other assets — (4.9)%	(16,170,769)

NET ASSETS — 100.0%	$331,377,495

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
ADS	American Depositary Security
PRFC	Preference Shares
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $16,965,869; cash collateral of $17,442,215 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Austria	$1,393,007	$—	$ —
Bermuda	1,062,374	—	—
Brazil	1,194,051	—	—
Canada	5,878,677	—	—
Czech Republic	1,756,184	—	—
Denmark	2,622,849	—	—
France	27,653,477	—	—
Germany	26,166,383	—	—
India	2,058,379	—	—
Ireland	6,872,114	—	—
Israel	1,354,741	—	—
Japan	—	12,730,049	—
Mexico	297,564	—	—
Netherlands	17,381,340	—	—
South Korea	—	3,299,559	—
Spain	980,289	—	—
Sweden	5,171,512	—	—

AST MFS GLOBAL EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3
Switzerland	$27,477,516	$—	$—
United Kingdom	37,828,352	—	—
United States	141,453,025	—	—
Preferred Stock — Brazil	1,625,945	—	—
Affiliated Money Market Mutual Fund	21,290,877	—	—

Total	$331,518,656	$16,029,608	$—

Fair value of Level 2 investments at 12/31/11 was $0. An amount of $12,522,970 was transferred from Level 1 into Level 2 at 09/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 were as follows:

Chemicals	10.9%
Beverages	8.2
Banks	7.4
Food	6.7
Affiliated Money Market Mutual Fund (5.3% represents investments purchased with collateral from securities on loan)	6.4
Retail & Merchandising	5.5
Computer Services & Software	5.3
Medical Supplies & Equipment	5.1
Diversified Manufacturing	4.0
Electronic Components & Equipment	3.8
Entertainment & Leisure	3.7
Consumer Products & Services	3.3
Electronics	2.9
Oil & Gas	2.8
Financial Services	2.2
Semiconductors	2.1
Pharmaceuticals	2.0
Diversified Financial Services	2.0

Commercial Services	2.0%
Media	1.8
Conglomerates	1.8
Railroads	1.8
Transportation	1.7
Aerospace & Defense	1.7
Cosmetics/Personal Care	1.4
Advertising	1.4
Paper & Forest Products	1.2
Telecommunications	0.9
Industrial Products	0.8
Office Equipment	0.8
Auto Parts & Equipment	0.7
Insurance	0.7
Business Services	0.6
Hotels, Restaurants & Leisure	0.5
Software	0.4
Clothing & Apparel	0.4

104.9
Liabilities in excess of other assets	(4.9)

100.0%

AST MFS GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Agriculture — 0.6%
Lorillard, Inc.	70,230	$8,178,284

Apparel — 0.7%
VF Corp.	57,833	9,216,267

Automotive Parts & Equipment — 1.0%
BorgWarner, Inc.*(a)	71,576	4,946,617
Johnson Controls, Inc.	283,790	7,775,846

		12,722,463

Beverages — 0.9%
Diageo PLC (United Kingdom)	441,324	12,396,581

Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc.*	141,750	16,216,200
Biogen Idec, Inc.*	111,376	16,620,640
Celgene Corp.*	163,237	12,471,307
Gilead Sciences, Inc.*(a)	198,690	13,179,108

		58,487,255

Chemicals — 1.7%
Airgas, Inc.	145,650	11,986,995
Praxair, Inc.	100,833	10,474,532

		22,461,527

Commercial Services — 3.2%
FleetCor Technologies, Inc.*	135,750	6,081,600
MasterCard, Inc. (Class A Stock)	51,771	23,373,571
Verisk Analytics, Inc. (Class A Stock)*	278,480	13,258,433

		42,713,604

Computer Hardware — 7.7%
Apple, Inc.	152,875	102,007,373

Computer Services & Software — 5.2%
Autodesk, Inc.*	93,390	3,116,424
Cerner Corp.*(a)	134,038	10,375,882
Cognizant Technology Solutions Corp. (Class A Stock)*	294,766	20,610,039
EMC Corp.*	1,149,023	31,333,857
Red Hat, Inc.*	70,700	4,025,658

		69,461,860

Conglomerates — 0.8%
Honeywell International, Inc.	176,040	10,518,390

Construction — 0.4%
Fluor Corp.	103,140	5,804,719

Cosmetics/Personal Care — 1.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	216,430	13,325,595

Distribution/Wholesale — 0.2%
LKQ Corp.*	170,710	3,158,135

Diversified Financial Services — 1.4%
Affiliated Managers Group, Inc.*	96,464	11,865,072
BlackRock, Inc.	40,816	7,277,493

		19,142,565

Farming & Agriculture — 0.7%
Monsanto Co.	102,270	9,308,615

Financial – Brokerage — 2.0%
Visa, Inc. (Class A Stock)	197,520	26,522,986

	Shares	Value
COMMON STOCKS (Continued)
Food — 0.9%
Danone SA (France)	83,770	$5,157,445
Kraft Foods, Inc. (Class A Stock)	157,890	6,528,752

		11,686,197

Hand/Machine Tools — 0.9%
Stanley Black & Decker, Inc	157,250	11,990,312

Healthcare Products — 1.9%
Cooper Cos., Inc. (The)	53,800	5,081,948
Covidien PLC (Ireland)	345,487	20,528,838

		25,610,786

Holding Companies – Diversified — 0.5%
LVMH Moet Hennessy Louis Vuitton SA (France)	40,142	6,035,383

Hotels & Motels — 1.2%
Las Vegas Sands Corp.	329,450	15,276,596

Internet Services — 8.0%
eBay, Inc.*	258,140	12,496,557
F5 Networks, Inc.*	42,557	4,455,718
Google, Inc. (Class A Stock)*	75,244	56,771,598
LinkedIn Corp. (Class A Stock)*	31,250	3,762,500
priceline.com, Inc.*	32,463	20,085,832
Rackspace Hosting, Inc.*(a)	64,750	4,279,328
VeriSign, Inc.*(a)	93,870	4,570,530

		106,422,063

Leisure Time — 0.6%
Polaris Industries, Inc.(a)	101,236	8,186,955

Lodging — 0.7%
Wynn Resorts Ltd.	74,552	8,606,283

Machinery & Equipment — 2.3%
Joy Global, Inc.	151,771	8,508,282
Thermo Fisher Scientific, Inc.	383,917	22,585,837

		31,094,119

Media — 7.0%
Comcast Corp. (Special Class A Stock)	564,551	19,646,375
Discovery Communications, Inc. (Class A Stock)*	201,930	12,041,086
News Corp. (Class A Stock)	893,070	21,907,007
Time Warner Cable, Inc.	84,550	8,037,323
Viacom, Inc. (Class B Stock)	344,900	18,483,191
Walt Disney Co. (The)(a)	256,170	13,392,568

		93,507,550

Medical Supplies & Equipment — 1.2%
Abbott Laboratories	227,590	15,603,570

Metals & Mining — 2.0%
Precision Castparts Corp.	158,401	25,873,219

Miscellaneous Manufacturing — 3.4%
Danaher Corp.	761,303	41,985,860
Polypore International, Inc.*(a)	79,390	2,806,436

		44,792,296

Networking/Telecom Equipment — 2.5%
QUALCOMM, Inc.	521,083	32,562,477

Oil & Gas — 4.5%
Anadarko Petroleum Corp.	90,310	6,314,475
Cabot Oil & Gas Corp.	233,100	10,466,190
EOG Resources, Inc.	104,560	11,715,948

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
EQT Corp.	69,670	$4,110,530
Noble Energy, Inc.	130,280	12,078,259
Pioneer Natural Resources Co.	98,913	10,326,517
Schlumberger Ltd. (Netherlands)	71,132	5,144,978

		60,156,897

Oil & Gas Services — 2.2%
Cameron International Corp.*	210,480	11,801,614
Dresser-Rand Group, Inc.*	177,983	9,808,643
FMC Technologies, Inc.*	167,880	7,772,844

		29,383,101

Pharmaceuticals — 4.3%
Allergan, Inc.	124,767	11,426,162
Catamaran Corp.*	111,114	10,885,839
Express Scripts Holding Co.*	315,520	19,773,638
Mead Johnson Nutrition Co.	206,166	15,107,844

		57,193,483

Pipelines — 0.4%
Kinder Morgan, Inc.	162,440	5,769,869

Real Estate Investment Trust — 2.3%
American Tower Corp.	425,588	30,382,727

Restaurants — 1.2%
Starbucks Corp.	306,820	15,571,115

Retail — 6.2%
AutoZone, Inc.*	12,666	4,682,240
Dollar General Corp.*	193,780	9,987,421
MSC Industrial Direct Co., Inc. (Class A
Stock)	48,320	3,259,667
PetSmart, Inc.	156,340	10,784,333
Ross Stores, Inc.	271,401	17,532,505
Tiffany & Co.	118,530	7,334,636
Tractor Supply Co.	70,640	6,985,590
Urban Outfitters, Inc.*	316,301	11,880,266
Yum! Brands, Inc.	153,934	10,211,982

		82,658,640

Retail & Merchandising — 3.5%
Costco Wholesale Corp.	177,154	17,737,544
NIKE, Inc. (Class B Stock)	82,420	7,822,482
Target Corp.	319,876	20,302,530

		45,862,556

Semiconductors — 2.1%
Altera Corp.	312,360	10,615,555
Broadcom Corp. (Class A Stock)	241,404	8,347,750
Linear Technology Corp.	259,870	8,276,860

		27,240,165

	Shares	Value
COMMON STOCKS (Continued)
Software — 4.0%
Check Point Software Technologies Ltd. (Israel)*(a)	325,420	$15,672,227
Citrix Systems, Inc.*	177,972	13,627,316
Oracle Corp.	305,840	9,630,902
Parametric Technology Corp.*	206,810	4,508,458
salesforce.com, Inc.*(a)	65,348	9,977,986

		53,416,889

Tobacco — 1.0%
Philip Morris International, Inc.	148,400	13,347,096

Transportation — 1.9%
Expeditors International of Washington, Inc.	210,915	7,668,869
Kansas City Southern	96,890	7,342,324
Union Pacific Corp.	80,228	9,523,064

		24,534,257

TOTAL LONG-TERM INVESTMENTS (cost $1,130,490,035)		1,308,190,820

SHORT-TERM INVESTMENT — 7.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $94,467,438; includes $63,485,979 of cash collateral received for securities on loan)(b)(w)	94,467,438	94,467,438

TOTAL INVESTMENTS — 105.7% (cost $1,224,957,473)		1,402,658,258
Liabilities in excess of other assets — (5.7)%		(75,379,370)

NET ASSETS — 100.0%		$1,327,278,888

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,194,721; cash collateral of $63,485,979 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$ 1,308,190,820	$ —	$ —
Affiliated Money Market Mutual Fund	94,467,438	—	—

Total	$ 1,402,658,258	$ —	$ —

AST MFS LARGE-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.5%
COMMON STOCKS — 98.3%
Advertising — 1.2%
Omnicom Group, Inc.	132,971	$6,855,985

Aerospace & Defense — 6.2%
Lockheed Martin Corp.	208,270	19,448,253
Northrop Grumman Corp.	98,294	6,529,670
United Technologies Corp.	141,349	11,066,213

		37,044,136

Agriculture — 1.0%
Lorillard, Inc.	50,243	5,850,797

Auto Parts & Equipment — 1.4%
Delphi Automotive PLC (United Kingdom)	94,583	2,932,073
Johnson Controls, Inc.	204,810	5,611,794

		8,543,867

Automobile Manufacturers — 0.2%
General Motors Co.*	45,042	1,024,705

Beverages — 2.8%
Coca-Cola Enterprises, Inc.	39,295	1,228,755
Diageo PLC (United Kingdom)	393,530	11,054,071
Dr. Pepper Snapple Group, Inc.	20,780	925,333
PepsiCo, Inc.	51,984	3,678,908

		16,887,067

Chemicals — 2.2%
Air Products & Chemicals, Inc.	63,667	5,265,261
PPG Industries, Inc.	68,987	7,922,467

		13,187,728

Commercial Banks — 2.0%
SunTrust Banks, Inc.	35,931	1,015,769
Wells Fargo & Co.	312,518	10,791,247

		11,807,016

Commercial Services & Supplies — 2.0%
ADT Corp. (The)*	16,243	584,730
MasterCard, Inc. (Class A Stock)	6,078	2,744,095
Moody’s Corp.	66,492	2,936,952
Western Union Co. (The)	309,683	5,642,424

		11,908,201

Computer Services & Software — 2.3%
Accenture PLC (Ireland) (Class A Stock)	194,115	13,593,873

Computers & Peripherals — 2.1%
Hewlett-Packard Co.	61,125	1,042,792
International Business Machines Corp.	54,739	11,355,606

		12,398,398

Construction & Engineering — 0.1%
Fluor Corp.	15,951	897,722

Consumer Products & Services — 0.5%
Procter & Gamble Co. (The)	40,915	2,837,864

Diversified Financial Services — 10.4%
Bank of New York Mellon Corp. (The)	398,588	9,016,061
BlackRock, Inc.	39,568	7,054,974
Franklin Resources, Inc.	31,366	3,922,946
Goldman Sachs Group, Inc. (The)	120,425	13,689,914
JPMorgan Chase & Co.	476,299	19,280,584
PNC Financial Services Group, Inc.	70,727	4,462,874

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
State Street Corp.	108,480	$4,551,821

		61,979,174

Electric Utilities — 1.0%
PG&E Corp.	89,975	3,839,233
PPL Corp.	39,288	1,141,316
Public Service Enterprise Group, Inc.	36,920	1,188,086

		6,168,635

Electronic Equipment & Instruments — 2.6%
Honeywell International, Inc.	165,252	9,873,807
Thermo Fisher Scientific, Inc.	90,557	5,327,468

		15,201,275

Entertainment & Leisure — 0.9%
Hasbro, Inc.	138,170	5,273,949

Food & Staples Retailing — 5.6%
CVS Caremark Corp.	154,082	7,460,650
Danone SA (France)	92,848	5,716,348
General Mills, Inc.	225,193	8,973,941
J.M. Smucker Co. (The)	19,121	1,650,716
Kellogg Co.	47,435	2,450,492
Nestle SA (Switzerland)	113,589	7,161,965

		33,414,112

Healthcare Products — 2.6%
Becton, Dickinson and Co.	41,506	3,260,711
Medtronic, Inc.	158,064	6,815,720
St. Jude Medical, Inc.	124,740	5,255,296

		15,331,727

Healthcare Services — 0.6%
Quest Diagnostics, Inc.	53,042	3,364,454

Hotels, Restaurants & Leisure — 0.3%
McDonald’s Corp.	19,140	1,756,095

Industrial Conglomerates — 0.7%
Tyco International Ltd. (Switzerland)	147,805	4,085,700

Insurance — 7.1%
ACE Ltd. (Switzerland)	87,026	6,579,166
AON PLC (United Kingdom)	113,417	5,930,575
Chubb Corp. (The)	80,695	6,155,415
MetLife, Inc.	369,009	12,716,050
Travelers Cos., Inc. (The)	155,409	10,608,218

		41,989,424

Machinery — 1.2%
Stanley Black & Decker, Inc.	92,465	7,050,456

Media — 4.4%
Comcast Corp. (Special Class A Stock)	166,976	5,810,765
McGraw-Hill Cos., Inc. (The)	42,079	2,297,093
Viacom, Inc. (Class B Stock)	128,797	6,902,231
Walt Disney Co. (The)	209,832	10,970,017

		25,980,106

Miscellaneous Manufacturing — 3.9%
3M Co.	109,303	10,101,783
Danaher Corp.	123,908	6,833,526
Eaton Corp.	97,148	4,591,214
Pentair, Inc.	34,155	1,520,225

		23,046,748

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels — 7.3%
Apache Corp.	42,438	$3,669,614
Chevron Corp.	117,487	13,694,285
EOG Resources, Inc.	32,817	3,677,145
Exxon Mobil Corp.	120,308	11,002,167
Occidental Petroleum Corp.	118,526	10,200,348
Transocean Ltd. (Switzerland)	30,016	1,347,418

		43,590,977

Pharmaceuticals — 9.2%
Abbott Laboratories	135,961	9,321,486
Johnson & Johnson	229,446	15,811,124
Merck & Co., Inc.	134,766	6,077,947
Pfizer, Inc.	813,385	20,212,617
Roche Holding AG (Switzerland)	17,439	3,257,876

		54,681,050

Retail & Merchandising — 2.8%
Advance Auto Parts, Inc.	44,620	3,053,793
Kohl’s Corp.	37,142	1,902,413
Staples, Inc.	179,488	2,067,702
Target Corp.	128,800	8,174,936
Walgreen Co.	31,450	1,146,038

		16,344,882

Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	191,637	4,346,327

Software — 2.6%
Dun & Bradstreet Corp. (The)	34,851	2,774,837
Fiserv, Inc.*	39,158	2,898,867
Oracle Corp.	319,171	10,050,695

		15,724,399

Telecommunications — 2.6%
AT&T, Inc.	372,663	14,049,395
Cisco Systems, Inc.	75,926	1,449,427

		15,498,822

Tobacco — 4.2%
Altria Group, Inc.	94,896	3,168,577
Philip Morris International, Inc.	241,432	21,714,394

		24,882,971

Transportation — 1.8%
Canadian National Railway Co. (Canada)	31,705	2,797,332
United Parcel Service, Inc. (Class B Stock)	113,675	8,135,720

		10,933,052

Wireless Telecommunication Services — 1.8%
Vodafone Group PLC (United Kingdom)	3,672,545	10,422,752

TOTAL COMMON STOCKS (cost $574,350,974)		583,904,446

	Shares	Value
PREFERRED STOCKS — 0.2%
Aerospace & Defense — 0.1%
United Technologies Corp., CVT, 7.500%*	9,530	$534,633

Electric Utilities — 0.1%
PPL Corp., CVT, 9.500%	11,406	610,791

TOTAL PREFERRED STOCKS (cost $1,160,338)		1,145,424

TOTAL LONG-TERM INVESTMENTS (cost $575,511,312)		585,049,870

SHORT-TERM INVESTMENT — 2.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,721,575)(w)	12,721,575	12,721,575

TOTAL INVESTMENTS — 100.6% (cost $588,232,887)		597,771,445
Liabilities in excess of other assets — (0.6)%		(3,824,893)

NET ASSETS — 100.0%		$593,946,552

The following abbreviation is used in the Portfolio descriptions:

CVT	Convertible Security
*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MFS LARGE-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$583,904,446	$—	$—
Preferred Stocks	1,145,424	—	—
Affiliated Money Market Mutual Fund	12,721,575	—	—

Total	$597,771,445	$—	$—

AST MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS
Aerospace & Defense — 2.6%
Northrop Grumman Corp.	45,600	$3,029,208
TransDigm Group, Inc.*	99,157	14,067,404

		17,096,612

Automotive Parts — 1.2%
BorgWarner, Inc.*(a)	109,200	7,546,812

Banks — 3.6%
KeyCorp	655,200	5,726,448
M&T Bank Corp.(a)	68,500	6,518,460
Northern Trust Corp.	76,800	3,564,672
TCF Financial Corp.	598,060	7,140,836

		22,950,416

Biotechnology — 1.0%
Life Technologies Corp.*	128,700	6,290,856

Building Materials — 0.6%
Masco Corp.	250,300	3,767,015

Chemicals — 2.6%
Eastman Chemical Co.	128,600	7,331,486
Valspar Corp. (The)	163,800	9,189,180

		16,520,666

Clothing & Apparel — 1.7%
VF Corp.	67,100	10,693,056

Commercial Services — 1.3%
Convergys Corp.	374,800	5,873,116
PHH Corp.*(a)	131,700	2,680,095

		8,553,211

Computer Services & Software — 6.1%
Akamai Technologies, Inc.*	120,500	4,610,330
Autodesk, Inc.*	94,500	3,153,465
Computer Sciences Corp.	421,708	13,583,215
Global Payments, Inc.	89,900	3,760,517
Intuit, Inc.	140,000	8,243,200
Synopsys, Inc.*	176,200	5,818,124

		39,168,851

Construction — 4.7%
D.R. Horton, Inc.(a)	373,500	7,709,040
Pulte Group, Inc.*(a)	622,600	9,650,300
URS Corp.	369,208	13,036,734

		30,396,074

Consumer Products & Services — 0.5%
Scotts Miracle-Gro Co. (The) (Class A Stock)(a)	81,900	3,560,193

Containers & Packaging — 3.8%
Bemis Co., Inc.	331,700	10,438,599
Sealed Air Corp.	256,100	3,959,306
Sonoco Products Co.	337,070	10,445,799

		24,843,704

Diversified — 1.0%
Dover Corp.	107,000	6,365,430

Electric Utilities — 1.1%
Great Plains Energy, Inc.	312,000	6,945,120

Electronic Components — 0.6%
Flextronics International Ltd. (Singapore)*	652,700	3,916,200

	Shares	Value
COMMON STOCKS (Continued)
Energy Delivery — 0.6%
Integrys Energy Group, Inc.	74,800	$3,904,560

Entertainment & Leisure — 3.5%
Brunswick Corp.	584,000	13,215,920
Mattel, Inc.	257,800	9,146,744

		22,362,664

Financial – Bank & Trust — 0.9%
Astoria Financial Corp.	305,850	3,021,798
Bank of Hawaii Corp.(a)	56,904	2,595,960

		5,617,758

Financial Services — 3.0%
Eaton Vance Corp.(a)	145,100	4,202,096
IntercontinentalExchange, Inc.*	54,300	7,244,163
Jefferies Group, Inc.	217,700	2,980,313
Raymond James Financial, Inc.	142,575	5,225,374

		19,651,946

Food & Staples Retailing — 1.1%
Harris Teeter Supermarkets, Inc.(a)	179,196	6,959,973

Food Products — 0.5%
Hillshire Brands Co.	124,190	3,325,808

Gas Utilities — 0.9%
Energen Corp.	60,700	3,181,287
UGI Corp.	92,700	2,943,225

		6,124,512

Healthcare Equipment & Supplies — 1.6%
Express Scripts Holding Co.*	165,400	10,365,618

Healthcare Providers & Services — 2.5%
Covance, Inc.*(a)	85,500	3,991,995
HCA Holdings, Inc.	213,000	7,082,250
MEDNAX, Inc.*	64,900	4,831,805

		15,906,050

Hotels, Restaurants & Leisure — 1.9%
International Game Technology	206,700	2,705,703
Wyndham Worldwide Corp.	180,000	9,446,400

		12,152,103

Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	188,331	9,778,145

Insurance — 8.8%
Allstate Corp. (The)	355,900	14,097,199
Endurance Specialty Holdings Ltd. (Bermuda)	177,700	6,841,450
HCC Insurance Holdings, Inc.	198,700	6,733,943
Lincoln National Corp.	618,287	14,956,363
Progressive Corp. (The)(a)	251,100	5,207,814
Protective Life Corp.	163,500	4,285,335
Reinsurance Group of America, Inc.	80,100	4,635,387

		56,757,491

Machinery & Equipment — 3.2%
Cummins, Inc.	103,000	9,497,630
Joy Global, Inc.	101,400	5,684,484
Snap-on, Inc.	77,600	5,577,112

		20,759,226

Manufacturing — 0.4%
Harsco Corp.	140,200	2,878,306

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Medical Supplies & Equipment — 0.7%
C.R. Bard, Inc.	42,500	$4,447,625

Metals & Mining — 1.1%
Allegheny Technologies, Inc.	106,600	3,400,540
Timken Co.	107,100	3,979,836

		7,380,376

Office Equipment — 1.1%
Steelcase, Inc. (Class A Stock)	753,800	7,424,930

Oil, Gas & Consumable Fuels — 7.6%
Helix Energy Solutions Group, Inc.*	223,400	4,081,518
Murphy Oil Corp.	200,200	10,748,738
Nabors Industries Ltd. (Bermuda)*	299,800	4,206,194
Newfield Exploration Co.*	154,700	4,845,204
ONEOK, Inc.	160,200	7,739,262
QEP Resources, Inc.	225,000	7,123,500
SEACOR Holdings, Inc.*	72,200	6,018,592
Whiting Petroleum Corp.*	94,700	4,486,886

		49,249,894

Printing & Publishing — 1.0%
RR Donnelley & Sons Co.(a)	584,268	6,193,241

Real Estate Investment Trusts — 7.3%
American Tower Corp.	169,400	12,093,466
Boston Properties, Inc.(a)	52,900	5,851,269
Capstead Mortgage Corp.	196,200	2,646,738
Duke Realty Corp.	828,438	12,178,039
Entertainment Properties Trust(a)	64,100	2,847,963
Health Care REIT, Inc.	148,897	8,598,802
MFA Financial, Inc.	353,100	3,001,350

		47,217,627

Restaurants — 2.8%
Darden Restaurants, Inc.(a)	324,400	18,085,300

Retail & Merchandising — 2.1%
PVH Corp.	49,400	4,629,768
TJX Cos., Inc. (The)	193,000	8,644,470

		13,274,238

Semiconductors — 1.7%
International Rectifier Corp.*(a)	251,600	4,199,204
Xilinx, Inc.	196,400	6,561,724

		10,760,928

Telecommunications — 1.0%
Comtech Telecommunications Corp.(a)	240,594	6,650,018

Thrifts & Mortgage Finance — 0.5%
First Niagara Financial Group, Inc.	395,600	3,200,404

Transportation — 3.2%
CSX Corp.	300,700	6,239,525
GATX Corp.	103,700	4,401,028
Werner Enterprises, Inc.	485,154	10,367,741

		21,008,294

	Shares	Value
COMMON STOCKS (Continued)
Utilities — 3.2%
PG&E Corp.	240,300	$10,253,601
Pinnacle West Capital Corp.	194,100	10,248,480

		20,502,081

TOTAL LONG-TERM INVESTMENTS (cost $572,124,928)		620,553,332

SHORT-TERM INVESTMENT — 15.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $99,184,404; includes $75,073,071 of cash collateral for securities on loan)(b)(w)	99,184,404	99,184,404

TOTAL INVESTMENTS — 111.5% (cost $671,309,332)		719,737,736
Liabilities in excess of other assets — (11.5)%		(73,953,826)

NET ASSETS — 100.0%		$645,783,910

The following abbreviation is used in the Portfolio descriptions:

REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $72,723,107; cash collateral of $75,073,071 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$620,553,332	$—	$—
Affiliated Money Market Mutual Fund	99,184,404	—	—

Total	$719,737,736	$—	$—

AST MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT — 13.3%
Bank of Montreal Chicago Branch	0.651%	(c)	10/25/12	$6,000	$6,000,586
Bank of Nova Scotia	0.518%	(c)	11/09/12	15,000	15,003,837
Bank of Nova Scotia Houston	0.755%	(c)	10/18/12	1,075	1,075,142
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.360%		10/23/12	27,000	27,000,000
Branch Banking & Trust Co.	0.270%		11/30/12	23,000	23,000,000
Canadian Imperial Bank of Commerce	0.507%	(c)	01/30/13	16,000	16,000,000
Canadian Imperial Bank of Commerce	0.735%	(c)	11/21/12	8,500	8,502,990
Credit Suisse NY	0.847%	(c)	01/30/13	18,000	18,000,000
Credit Suisse NY	0.945%	(c)	07/25/13	9,000	9,000,000
DNB Bank ASA	0.240%		01/02/13	20,000	20,000,000
Mizuho Corporate Bank Ltd.	0.250%		10/22/12	14,600	14,600,425
Mizuho Corporate Bank USA	0.240%		10/12/12	15,000	15,000,183
Nordea Bank Finland NY	0.858%	(c)	03/08/13	4,000	4,004,665
Rabobank Nederland New York	0.525%		10/05/12	7,000	7,000,245
Rabobank Nederland New York	0.592%	(c)	05/07/13	7,000	6,999,634
Rabobank Nederland New York	0.593%	(c)	05/02/13	6,000	5,999,825
Royal Bank of Canada NY	0.508%	(c)	07/11/13	25,000	25,000,000
Skandinaviska Enskilda Banken AB	0.430%		11/19/12	18,000	18,001,711
Societe Generale	0.420%		10/01/12	21,000	21,000,000
State Street Bank & Trust Co.	0.170%		10/01/12	21,000	21,000,000
State Street Bank & Trust Co.	0.200%		01/02/13	21,000	21,000,000
Sumitomo Mitsui Banking Corp.	0.310%		12/11/12	11,000	11,000,000
Sumitomo Mitsui Banking Corp.	0.310%		12/12/12	13,000	13,000,000
Sumitomo Mitsui Banking Corp.	0.350%		10/12/12	10,000	10,000,000
Sumitomo Mitsui Banking Corp.	0.350%		12/21/12	12,000	12,000,808
Sumitomo Mitsui Trust NY	0.491%	(c)	10/25/12	24,000	24,004,459
Toronto-Dominion Bank	0.448%	(c)	07/26/13	23,000	23,000,000
Westpac Banking Corp.	0.622%	(c)	02/06/13	1,000	1,000,719

TOTAL CERTIFICATES OF DEPOSIT (cost $397,195,229)					397,195,229

COMMERCIAL PAPER — 12.8%
ABN AMRO Funding USA LLC, 144A(n)	0.450%		01/03/13	15,000	14,982,375
ABN AMRO Funding USA LLC, 144A(n)	0.480%		01/16/13	6,000	5,991,440
BHP Billiton Finance (USA) Ltd., 144A(n)	0.200%		11/08/12	11,000	10,997,678
BHP Billiton Finance (USA) Ltd., 144A(n)	0.200%		11/14/12	7,000	6,998,289
BHP Billiton Finance (USA) Ltd., 144A(n)	0.200%		11/28/12	13,000	12,995,811
Credit Agricole North America, Inc.(n)	0.350%		11/02/12	23,000	22,992,844
DNB Bank ASA, 144A(n)	0.519%		09/20/13	24,000	24,000,000
Electricite de France, 144A(n)	0.420%		10/22/12	11,000	10,997,305
Electricite de France, 144A(n)	0.450%		10/03/12	7,000	6,999,825
Electricite de France, 144A(n)	0.550%		10/12/12	7,000	6,998,824
GDF Suez, 144A(n)	0.240%		10/23/12	5,000	4,999,267
GDF Suez, 144A(n)	0.250%		10/02/12	18,000	17,999,875
HSBC USA, Inc.(n)	0.310%		11/14/12	20,000	19,992,422
HSBC USA, Inc.(n)	0.310%		11/20/12	10,000	9,995,694
ING (US) Funding LLC(n)	0.325%		12/10/12	21,000	20,986,729
International Finance Corp.(n)	0.150%		10/05/12	8,000	7,999,867
International Finance Corp.(n)	0.150%		10/11/12	7,000	6,999,708
International Finance Corp.(n)	0.155%		10/18/12	9,000	8,999,341
JPMorgan Chase & Co.(n)	0.378%		03/11/13	23,000	23,000,000
Old Line Funding LLC, 144A(n)	0.180%		10/17/12	15,000	14,998,800
Reckitt Benckiser TSY, 144A(n)	0.180%		12/10/12	4,000	3,998,600
Skandinaviska Enskilda Banken AB, 144A(n)	0.350%		11/01/12	24,500	24,492,616
Standard Chartered Bank, 144A(n)	0.400%		11/13/12	7,000	6,996,656
Standard Chartered Bank, 144A(n)	0.401%		10/09/12	18,000	17,998,400
State Street Corp.(n)	0.200%		11/26/12	11,000	10,996,578
Swedbank AB(n)	0.305%		11/29/12	23,000	22,988,503
Toyota Motor Credit Corp.(n)	0.250%		12/11/12	9,000	8,995,562

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL PAPER (Continued)
US Bank National Assoc.	0.170%		10/02/12	$27,000	$27,000,000

TOTAL COMMERCIAL PAPER (cost $383,393,009)					383,393,009

CORPORATE BONDS — 4.9%
ANZ National International Ltd., Sr. Unsec’d. Notes, 144A	2.375%		12/21/12	5,000	5,023,016
Australia & New Zealand Banking Group Ltd., Sr. Unsec’d. Notes, 144A	2.400%		01/11/13	5,000	5,029,102
Bank of Nova Scotia Houston, Certificate of Deposit	0.548%	(c)	01/11/13	9,000	8,998,898
JPMorgan Chase & Co., Sr. Unsec’d. Notes	5.375%		10/01/12	25,000	25,000,000
MetLife Institutional Funding II, Sec’d. Notes, 144A	0.711%	(c)	04/03/13	34,000	34,000,000
New York Life Global Funding, Sec’d. Notes, 144A	2.250%		12/14/12	5,469	5,489,880
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	0.638%	(c)	11/09/12	9,000	9,000,000
Toyota Motor Credit Corp., Unsec’d. Notes, MTN	0.611%	(c)	04/03/13	18,000	18,000,000
US Central Federal Credit Union, Gov’t. Gtd. Notes	1.900%		10/19/12	5,350	5,354,487
Wells Fargo & Co., Sr. Unsec’d. Notes	4.375%		01/31/13	24,850	25,166,517
Wells Fargo & Co., Sr. Unsec’d. Notes	5.250%		10/23/12	7,040	7,060,756

TOTAL CORPORATE BONDS (cost $148,122,656)					148,122,656

REPURCHASE AGREEMENTS(m) — 24.9%
Barclays Capital, Inc., 0.180%, dated 09/25/12, due 10/02/12 in the amount of $36,001,260				36,000	36,000,000
BNP Paribas Securities, 0.190%, dated 09/25/12, due 10/02/12 in the amount of $41,001,515				41,000	41,000,000
BNP Paribas Securities, 0.190%, dated 09/27/12, due 10/04/12 in the amount of $33,001,219				33,000	33,000,000
BNP Paribas Securities, 0.230%, dated 09/24/12, due 10/01/12 in the amount of $34,001,521				34,000	34,000,000
Credit Suisse Securities, 0.200%, dated 09/25/12, due 10/02/12 in the amount of $34,001,322				34,000	34,000,000
Deutsche Bank Securities, 0.190%, dated 08/29/12, due 10/03/12 in the amount of $33,006,096				33,000	33,000,000
Deutsche Bank Securities, 0.200%, dated 09/26/12, due 10/03/12 in the amount of $17,000,661				17,000	17,000,000
Deutsche Bank Securities, 0.220%, dated 09/25/12, due 10/02/12 in the amount of $17,000,727				17,000	17,000,000
Goldman Sachs & Co., 0.210%, dated 09/27/12, due 10/04/12 in the amount of $33,001,348				33,000	33,000,000
Goldman Sachs & Co., 0.210%, dated 09/28/12, due 10/05/12 in the amount of $52,002,123				52,000	52,000,000
Goldman Sachs & Co., 0.220%, dated 09/26/12, due 10/03/12 in the amount of $33,001,412				33,000	33,000,000
HSBC Securities (USA), 0.180%, dated 09/26/12, due 10/03/12 in the amount of $17,000,595				17,000	17,000,000
HSBC Securities (USA), 0.240%, dated 09/28/12, due 10/01/12 in the amount of $169,906,398				169,903	169,903,000

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

				Principal Amount (000)#	Value
REPURCHASE AGREEMENTS(m) (Continued)
JPMorgan Securities, 0.180%, dated 09/18/12, due 10/02/12 in the amount of $62,004,340				$62,000	$62,000,000
RBS Securities, Inc., 0.180%, dated 09/27/12, due 10/04/12 in the amount of $14,000,490				14,000	14,000,000
RBS Securities, Inc., 0.190%, dated 09/24/12, due 10/01/12 in the amount of $18,000,665				18,000	18,000,000
UBS Securities LLC, 0.210%, dated 09/24/12, due 10/24/12 in the amount of $34,005,950(g)				34,000	34,000,000
UBS Securities LLC, 0.210%, dated 09/26/12, due 10/03/12 in the amount of $33,001,348				33,000	33,000,000
UBS Securities LLC, 0.230%, dated 09/25/12, due 10/02/12 in the amount of $34,001,521				34,000	34,000,000

TOTAL REPURCHASE AGREEMENTS (cost $744,903,000)					744,903,000

	Interest Rate		Maturity Date
TIME DEPOSIT — 1.4%
US Bank National Assoc. (cost $41,000,000)	0.150%		10/01/12	41,000	41,000,000

U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS — 37.1%
Federal Farm Credit Banks	0.159%	(c)	09/19/13	12,000	11,998,825
Federal Home Loan Bank(n)	0.120%		10/01/12	46,000	46,000,000
Federal Home Loan Bank(n)	0.120%		10/25/12	18,000	17,998,560
Federal Home Loan Bank(n)	0.120%		01/14/13	13,000	12,995,450
Federal Home Loan Bank(n)	0.120%		01/15/13	7,000	6,997,527
Federal Home Loan Bank(n)	0.120%		02/08/13	20,000	19,991,333
Federal Home Loan Bank(n)	0.122%		10/03/12	20,000	19,999,864
Federal Home Loan Bank	0.125%		01/17/13	1,770	1,769,588
Federal Home Loan Bank(n)	0.127%		10/12/12	14,000	13,999,457
Federal Home Loan Bank(n)	0.130%		10/12/12	11,000	10,999,563
Federal Home Loan Bank(n)	0.130%		11/01/12	4,000	3,999,552
Federal Home Loan Bank(n)	0.140%		11/28/12	20,000	19,995,489
Federal Home Loan Bank(n)	0.150%		10/30/12	25,000	24,996,979
Federal Home Loan Bank(n)	0.160%		10/05/12	28,000	27,999,502
Federal Home Loan Bank(n)	0.160%		10/17/12	20,000	19,998,578
Federal Home Loan Bank(n)	0.160%		11/09/12	16,000	15,997,227
Federal Home Loan Bank	0.160%		02/08/13	15,000	14,997,088
Federal Home Loan Bank	0.170%		01/17/13	1,000	999,900
Federal Home Loan Bank(n)	0.180%		10/12/12	16,000	15,999,120
Federal Home Loan Bank	0.201%	(c)	09/19/13	30,000	29,992,295
Federal Home Loan Bank	0.210%		01/08/13	11,000	11,001,739
Federal Home Loan Bank	0.375%		01/29/13	1,100	1,100,613
Federal Home Loan Bank	1.500%		01/16/13	10,070	10,107,908
Federal Home Loan Bank	1.625%		11/21/12	10,000	10,020,105
Federal Home Loan Mortgage Corp.(n)	0.110%		10/24/12	29,000	28,997,962
Federal Home Loan Mortgage Corp.(n)	0.120%		10/03/12	14,000	13,999,907
Federal Home Loan Mortgage Corp.(n)	0.120%		01/08/13	16,000	15,994,720
Federal Home Loan Mortgage Corp.(n)	0.120%		01/15/13	28,000	27,990,107
Federal Home Loan Mortgage Corp.(n)	0.130%		10/10/12	17,000	16,999,448
Federal Home Loan Mortgage Corp.(n)	0.130%		10/25/12	17,000	16,998,527
Federal Home Loan Mortgage Corp.(n)	0.130%		11/14/12	14,000	13,997,776
Federal Home Loan Mortgage Corp.(n)	0.130%		11/15/12	18,000	17,997,075
Federal Home Loan Mortgage Corp.(n)	0.130%		11/27/12	31,000	30,993,619
Federal Home Loan Mortgage Corp.(n)	0.130%		02/12/13	16,000	15,992,258
Federal Home Loan Mortgage Corp.(n)	0.140%		10/16/12	22,000	21,998,717
Federal Home Loan Mortgage Corp.(n)	0.140%		11/06/12	12,000	11,998,320

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS (Continued)
Federal Home Loan Mortgage Corp.(n)	0.140%		11/08/12	$14,000	$13,997,931
Federal Home Loan Mortgage Corp.(n)	0.140%		11/09/12	12,000	11,998,180
Federal Home Loan Mortgage Corp.(n)	0.140%		11/20/12	14,000	13,997,278
Federal Home Loan Mortgage Corp.(n)	0.140%		01/29/13	10,000	9,995,333
Federal Home Loan Mortgage Corp.(n)	0.150%		10/30/12	15,000	14,998,188
Federal Home Loan Mortgage Corp.(n)	0.150%		11/01/12	14,000	13,998,192
Federal Home Loan Mortgage Corp.(n)	0.150%		11/13/12	11,000	10,998,029
Federal Home Loan Mortgage Corp.(n)	0.150%		11/27/12	29,000	28,993,113
Federal Home Loan Mortgage Corp.(n)	0.150%		02/26/13	16,000	15,990,133
Federal Home Loan Mortgage Corp	0.167	%(c)	09/13/13	48,000	47,990,289
Federal Home Loan Mortgage Corp.(n)	0.170%		01/03/13	7,600	7,596,626
Federal Home Loan Mortgage Corp.(n)	0.170%		01/07/13	12,000	11,994,447
Federal Home Loan Mortgage Corp.	0.171	%(c)	11/02/12	51,000	51,001,160
Federal Home Loan Mortgage Corp.	0.171	%(c)	06/17/13	7,000	7,000,050
Federal Home Loan Mortgage Corp.	0.181	%(c)	06/03/13	4,000	4,000,015
Federal Home Loan Mortgage Corp.	1.375%		01/09/13	14,000	14,044,496
Federal National Mortgage Assoc.(n)	0.120%		01/14/13	16,000	15,994,400
Federal National Mortgage Assoc.(n)	0.130%		02/19/13	17,000	16,991,344
Federal National Mortgage Assoc.(n)	0.140%		12/17/12	29,000	28,991,316
Federal National Mortgage Assoc.(n)	0.140%		01/14/13	14,000	13,994,283
Federal National Mortgage Assoc.(n)	0.150%		11/13/12	14,000	13,997,492
Federal National Mortgage Assoc.(n)	0.150%		02/14/13	36,000	35,979,600
Federal National Mortgage Assoc.(n)	0.150%		05/01/13	17,000	16,984,983
Federal National Mortgage Assoc.(n)	0.170%		01/23/13	17,000	16,990,848
Federal National Mortgage Assoc.(n)	0.175%		01/09/13	14,000	13,993,194
Federal National Mortgage Assoc.(n)	0.180%		01/09/13	8,500	8,495,750
Federal National Mortgage Assoc.	0.250	%(c)	10/18/12	28,500	28,501,911
Federal National Mortgage Assoc.	0.375%		12/28/12	16,000	16,006,994

TOTAL U.S. GOVERNMENT AGENCY/SUPRA NATIONAL OBLIGATIONS (cost $1,109,430,273)					1,109,430,273

U.S. TREASURY OBLIGATIONS — 6.2%
U.S. Treasury Bills(n)	0.060%		10/25/12	10,000	9,999,600
U.S. Treasury Bills(n)	0.110%		10/18/12-01/24/13	32,000	31,994,146
U.S. Treasury Bills(n)	0.141%		02/17/13	33,000	32,983,327
U.S. Treasury Bills(n)	0.160%		10/04/12-10/11/12	33,000	32,999,031
U.S. Treasury Bills(n)	0.170%		10/18/12	17,000	16,998,635
U.S. Treasury Notes	0.500%		11/30/12	7,000	7,003,694
U.S. Treasury Notes	1.375%		01/15/13	42,000	42,147,367
U.S. Treasury Notes	2.875%		01/31/13	11,000	11,097,877

TOTAL U.S. TREASURY OBLIGATIONS (cost $185,223,677)					185,223,677

TOTAL INVESTMENTS — 100.6% (cost $3,009,267,844)					3,009,267,844
Liabilities in excess of other assets — (0.6)%					(19,245,350)

NET ASSETS — 100.0%					$2,990,022,494

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MTN	Medium Term Note
#	Principal amount is shown in U.S. dollars unless otherwise stated.

AST MONEY MARKET PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(g)	Indicates a security that has been deemed illiquid.
(m)	Repurchase agreements are collateralized by FHLMC (coupon rates 3.50%-5.00%, maturity dates 05/01/40-06/01/42), FNMA (coupon rates 0.00%-7.00%, maturity dates 3/27/13-09/01/47), GNMA (coupon rates 3.50%-6.50%, maturity dates 04/15/15-09/15/42), and U.S. Treasury Securities (coupon rates 0.125%-1.50%, maturity dates 07/31/14-08/31/18), with the aggregate value, including accrued interest, of $759,902,513.
(n)	Rates shown are the effective yields at purchase date.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$397,195,229	$—
Commercial Paper	—	383,393,009	—
Corporate Bonds	—	148,122,656	—
Repurchase Agreements	—	744,903,000	—
Time Deposit	—	41,000,000	—
U.S. Government Agency/Supra National Obligations	—	1,109,430,273	—
U.S. Treasury Obligations	—	185,223,677	—

Total	$—	$3,009,267,844	$—

AST NEUBERGER BERMAN CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 106.7%
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4	Aaa	5.414%		09/10/47	$3,500	$3,974,940
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-6, Class A4	Aaa	5.356%		10/10/45	1,500	1,704,771
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-3, Class A4	Aa3	5.535%	(c)	06/10/49	2,500	2,868,812
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4	Aaa	5.322%		12/11/49	4,750	5,408,464
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B	Aa1	6.004%	(c)	12/10/49	3,165	3,745,331
Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3	Aaa	5.467%		09/15/39	3,990	4,501,554
CW Capital Cobalt Ltd., Series 2006-C1, Class A4	AA-(d)	5.223%		08/15/48	1,500	1,684,417
CW Capital Cobalt Ltd., Series 2007-C3, Class A4	BBB+(d)	5.998%	(c)	05/15/46	840	979,415
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39	4,000	4,567,288
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4	BBB+(d)	5.736%		12/10/49	2,000	2,332,912
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%	(c)	04/10/38	1,500	1,703,744
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	3,650	4,227,240
GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4	A1	5.789%	(c)	08/10/45	5,000	5,726,050
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4	Aaa	5.814%	(c)	06/12/43	2,500	2,846,960
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3	Aa3	5.336%		05/15/47	4,000	4,566,916
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4	Aaa	5.440%		06/12/47	3,500	4,031,272
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A4	Aa2	5.728%	(c)	02/12/49	5,000	5,872,240
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4	Aa2	5.813%	(c)	06/15/49	4,000	4,629,904
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD12, Class A4	Aaa	5.882%	(c)	02/15/51	2,600	3,059,082
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3	Aaa	5.420%		01/15/49	4,500	5,177,452
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%	(c)	12/12/49	3,500	3,997,056
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4	Aa2	5.378%		08/12/48	3,500	3,947,377
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-7, Class A4	Aa2	5.728%	(c)	06/12/50	4,000	4,474,528
Morgan Stanley Capital I, Inc., Series 2007-IQ13, Class A4	A-(d)	5.364%		03/15/44	1,150	1,311,585
Morgan Stanley Capital I, Inc., Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49	3,000	3,558,684
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class A3	Aa3	5.939%	(c)	06/15/49	2,500	2,878,482
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	Aaa	5.678%		05/15/46	1,686	1,977,358

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $88,583,924)						95,753,834

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS — 24.3%

Aerospace & Defense — 0.4%
L-3 Communications Corp., Gtd. Notes	Baa3	3.950%	11/15/16	$3,505	$3,808,186

Agriculture — 0.6%
Lorillard Tobacco Co., Gtd. Notes	Baa2	2.300%	08/21/17	1,610	1,623,210
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	3,935	5,074,552

					6,697,762

Airlines — 0.2%
Continental Airlines 2012-2 Class A Pass-Through Certificates, Pass-Through Certificates	Baa2	4.000%	10/29/24	2,400	2,457,000

Auto Loans — 0.2%
American Honda Finance Corp., Unsec’d. Notes, 144A	A1	1.500%	09/11/17	2,090	2,098,738

Banking — 4.5%
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	4.500%	04/01/15	4,125	4,418,684
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.875%	02/07/42	1,095	1,279,956
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.500%	08/01/16	1,675	1,937,154
BB&T Corp., Sr. Unsec’d. Notes, MTN	A2	1.600%	08/15/17	3,135	3,191,327
Canadian Imperial Bank of Commerce (Canada), Sr. Unsec’d. Notes	Aa2	0.900%	10/01/15	3,600	3,607,650
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	2.650%	03/02/15(a)	2,720	2,786,169
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.125%	11/21/17	1,955	2,300,339
Goldman Sachs Group, Inc. (The), Sr. Notes	A3	3.300%	05/03/15	4,770	4,963,524
Goldman Sachs Group, Inc. (The), Sub. Notes	A2	6.750%	10/01/37	1,700	1,821,179
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	2.000%	08/15/17	1,760	1,772,316
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	3.250%	09/23/22	2,690	2,727,375
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	3.450%	03/01/16	3,415	3,641,244
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	5.625%	09/23/19	3,050	3,332,061
UnionBanCal Corp., Sr. Unsec’d. Notes	A3	3.500%	06/18/22	1,385	1,464,820
US Bancorp, Sub. Notes, MTN	A1	2.950%	07/15/22	4,170	4,209,673
Wells Fargo & Co., Sr. Notes	A2	1.500%	07/01/15	5,890	5,989,099

					49,442,570

Beverages — 1.6%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	3,570	3,620,565
Anheuser-Busch Inbev Worldwide, Inc., Gtd. Notes	A3	3.750%	07/15/42	1,330	1,333,273
Heineken NV (Netherlands), Series 144A, Sr. Unsec’d. Notes, 144A	Baa1	3.400%	04/01/22	4,280	4,457,577
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	2.950%	01/15/17	1,305	1,361,506
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	5.500%	01/15/42	2,460	2,807,111
SABMiller Holdings, Inc., Gtd. Notes, 144A	Baa1	3.750%	01/15/22	3,475	3,773,631

					17,353,663

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.150%	11/15/41	465	518,142

Commercial Services — 0.2%
ERAC USA Finance LLC, Gtd. Notes, 144A	Baa1	7.000%	10/15/37	2,035	2,535,856

Computers — 0.7%
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	2.350%	03/15/15	3,900	3,973,952

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Computers (cont’d.)
Hewlett-Packard Co., Sr. Unsec’d. Notes	A3	2.600%	09/15/17(a)	$2,220	$2,226,966
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	4.650%	12/09/21	1,700	1,772,580

					7,973,498

Diversified Financial Services — 2.0%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	3.000%	06/12/17	1,090	1,109,502
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.250%	09/20/22	2,715	2,782,221
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	1.625%	07/02/15	4,140	4,212,413
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%	09/07/22(a)	5,550	5,574,892
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	2.300%	04/27/17	4,870	5,006,068
Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	Baa1	1.150%	09/15/15(a)	2,955	2,958,590

					21,643,686

Electric — 2.1%
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	4.050%	09/15/42	3,125	3,215,169
Duke Energy Corp., Sr. Unsec’d. Notes	Baa2	1.625%	08/15/17	2,160	2,166,661
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	A3	4.000%	10/01/20	6,295	6,676,490
Georgia Power Co., Sr. Unsec’d. Notes	A3	4.300%	03/15/42(a)	1,875	2,000,149
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.450%	04/15/42	2,885	3,153,221
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	3.150%	04/01/22	1,810	1,843,246
Public Service Co. of Colorado, First Mortgage	A2	2.250%	09/15/22	3,555	3,559,074

					22,614,010

Electronic Components & Equipment — 0.2%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	Baa1	1.850%	01/15/18	2,625	2,668,549

Foods — 0.4%
Kraft Foods Group, Inc., Gtd. Notes, 144A	Baa2	2.250%	06/05/17	1,580	1,626,616
Kraft Foods Group, Inc., Gtd. Notes, 144A	Baa2	5.000%	06/04/42	2,425	2,705,274

					4,331,890

Healthcare Services — 0.2%
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	1.875%	01/15/18	2,485	2,503,995

Insurance — 0.2%
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.400%	01/31/22	2,390	2,554,112

Media — 2.2%
CBS Corp., Gtd. Notes	Baa2	4.850%	07/01/42	2,285	2,419,557
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	2.400%	03/15/17	5,150	5,287,783
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	5.000%	03/01/21	475	532,133
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., Gtd. Notes	Baa2	6.000%	08/15/40	3,100	3,454,755
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.500%	09/01/41(a)	2,710	3,066,598
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%	07/01/18	4,850	6,099,520
Time Warner, Inc., Gtd. Notes	Baa2	6.100%	07/15/40	2,140	2,653,681
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Note	Baa3	4.625%	10/01/42	810	829,310

					24,343,337

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Metals & Mining — 1.0%
ArcelorMittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	6.125%	06/01/18(a)	$2,380	$2,364,411
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	3,040	3,043,070
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	A3	1.625%	08/21/17	3,210	3,216,442
Rio Tinto Finance USA PLC (United Kingdom), Gtd. Notes	A3	2.875%	08/21/22	2,290	2,279,803

					10,903,726

Multimedia — 0.6%
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	2.875%	01/15/23	1,885	1,895,575
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.450%	01/15/43	1,780	1,799,099
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	6.400%	04/30/40	2,005	2,544,836

					6,239,510

Office Equipment & Supplies — 0.2%
Xerox Corp., Sr. Unsec’d. Notes	Baa2	4.500%	05/15/21	1,745	1,854,152

Oil & Gas — 2.0%
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	5.950%	09/15/16	3,925	4,547,890
Apache Corp., Sr. Unsec’d. Notes	A3	4.750%	04/15/43	2,140	2,445,265
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	1.846%	05/05/17	4,025	4,111,356
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	1.875%	05/15/17	2,015	2,054,043
Encana Corp. (Canada), Sr. Unsec’d. Notes	Baa2	5.900%	12/01/17	4,070	4,837,521
Suncor Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.500%	06/15/38	2,485	3,294,442

					21,290,517

Pharmaceuticals — 1.7%
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	1.950%	09/18/19	3,610	3,673,269
Express Scripts Holding Co., , Gtd. Notes, 144A	Baa3	2.650%	05/15/17	5,800	6,077,837
Express Scripts Holding Co., , Gtd. Notes, 144A	Baa3	3.500%	11/15/16	2,670	2,886,601
Novartis Capital Corp., Gtd. Notes	Aa2	2.400%	09/21/22	1,885	1,897,174
Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	1.625%	03/17/17	4,070	4,116,113

					18,650,994

Retail — 0.6%
Target Corp., Sr. Unsec’d. Notes	A2	4.000%	07/01/42	2,770	2,835,125
Walgreen Co., Sr. Unsec’d. Notes	Baa1	3.100%	09/15/22	4,145	4,206,462

					7,041,587

Telecommunications — 1.4%
America Movil SAB de CV (Mexico), Sr. Unsec’d. Notes	A2	3.125%	07/16/22	1,895	1,952,763
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.550%	02/15/39	2,325	3,151,517
Qwest Corp., Sr. Unsec’d. Notes	Baa3	6.750%	12/01/21	4,795	5,762,267
Telefonaktiebolaget LM Ericsson (Sweden), Sr. Unsec’d. Notes	A3	4.125%	05/15/22	3,845	3,964,449

					14,830,996

Tobacco — 0.5%
Altria Group, Inc., Gtd. Notes	Baa1	2.850%	08/09/22	5,865	5,851,376

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Transportation — 0.5%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	A3	3.050%	09/01/22	$1,515	$1,568,054
Norfolk Southern Corp., Sr. Unsec’d. Notes	Baa1	3.950%	10/01/42	3,615	3,598,425

					5,166,479

TOTAL CORPORATE BONDS (cost $255,848,408)					265,374,331

U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.8%
Federal Home Loan Bank		5.500%	07/15/36	4,715	6,532,614
Federal Home Loan Mortgage Corp.		3.500%	01/01/41-06/01/42	8,738	9,382,859
Federal Home Loan Mortgage Corp.		3.500%	TBA	38,950	41,761,703
Federal Home Loan Mortgage Corp.		4.000%	05/01/39-10/01/41	13,505	14,535,158
Federal Home Loan Mortgage Corp.		4.000%	TBA	30,540	32,825,730
Federal Home Loan Mortgage Corp.		4.500%	01/01/38-06/01/41	32,785	35,370,204
Federal Home Loan Mortgage Corp.		5.000%	12/01/28-12/01/41	16,301	17,830,024
Federal Home Loan Mortgage Corp.		5.500%	03/01/28-08/01/40	31,615	34,513,303
Federal Home Loan Mortgage Corp.		6.000%	09/01/13-05/01/40	4,957	5,449,027
Federal National Mortgage Assoc.		3.500%	TBA	4,250	4,546,836
Federal National Mortgage Assoc.		3.500%	TBA	17,745	19,031,512
Federal National Mortgage Assoc.		4.000%	05/01/30-06/01/42	29,253	31,581,645
Federal National Mortgage Assoc.		4.000%	TBA	36,500	39,323,049
Federal National Mortgage Assoc.		4.500%	10/01/40-11/01/41	15,101	16,447,843
Federal National Mortgage Assoc.		5.000%	09/01/33-04/01/38	15,808	17,315,125
Federal National Mortgage Assoc.		5.000%	TBA	6,440	7,024,631
Federal National Mortgage Assoc.		5.500%	10/01/35-09/01/40	13,988	15,375,480
Federal National Mortgage Assoc.		5.500%	TBA	22,735	24,923,244
Federal National Mortgage Assoc.		6.000%	10/01/37-09/01/40	6,034	6,667,023

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $374,853,921)					380,437,010

U.S. TREASURY OBLIGATIONS — 38.8%
U.S. Treasury Bonds		4.500%	02/15/36	23,200	30,950,238
U.S. Treasury Bonds		5.500%	08/15/28	5,945	8,511,569
U.S. Treasury Bonds		6.875%	08/15/25	12,215	19,043,942
U.S. Treasury Inflationary Indexed Bonds, TIPS		1.125%	01/15/21	8,035	9,963,786
U.S. Treasury Inflationary Indexed Bonds, TIPS		2.000%	01/15/26	16,245	24,642,113
U.S. Treasury Inflationary Indexed Bonds, TIPS		2.375%	01/15/17	22,230	29,625,863
U.S. Treasury Notes		0.125%	09/30/13-12/31/13	29,000	28,972,924
U.S. Treasury Notes		0.375%	07/31/13	63,750	63,854,614
U.S. Treasury Notes		0.500%	05/31/13	75,000	75,161,100
U.S. Treasury Notes		0.625%	02/28/13	53,200	53,305,974
U.S. Treasury Notes		2.375%	10/31/14	3,990	4,164,874
U.S. Treasury Notes		3.625%	08/15/19	64,845	76,162,463

TOTAL U.S. TREASURY OBLIGATIONS (cost $422,821,153)					424,359,460

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

		Value
TOTAL LONG-TERM INVESTMENTS (cost $1,142,107,406)		$1,165,924,635

	Shares
SHORT-TERM INVESTMENT — 12.3%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $134,913,760; includes $10,770,147 of cash collateral for securities on loan)(b)(w)	134,913,760	134,913,760

TOTAL INVESTMENTS — 119.0% (cost $1,277,021,166)		1,300,838,395
Liabilities in excess of other assets(x) — (19.0)%		(207,709,439)

NET ASSETS — 100.0%		$1,093,128,956

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,523,478; cash collateral of $10,770,147 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST NEUBERGER BERMAN CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
129	2 Year U.S. Treasury Notes	Dec. 2012	$28,438,453	$28,448,531	$10,078
86	90 Day Euro Dollar	Dec. 2015	21,295,212	21,307,575	12,363

					22,441

Short Positions:
122	10 Year U.S. Treasury Notes	Dec. 2012	16,215,516	16,285,094	(69,578)
444	5 Year U.S. Treasury Notes	Dec. 2012	55,121,906	55,336,969	(215,063)

					(284,641)

					$(262,200)

(1)	Cash of $352,838 has been segregated to cover requirement for open futures contracts as of September 30, 2012.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Commercial Mortgage-Backed Securities	$—	$95,753,834	$—
Corporate Bonds	—	265,374,331	—
U.S. Government Agency Obligations	—	380,437,010	—
U.S. Treasury Obligations	—	424,359,460	—
Affiliated Money Market Mutual Fund	134,913,760	—	—
Other Financial Instruments*
Futures	(262,200)	—	—

Total	$134,651,560	$1,165,924,635	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.0%
COMMON STOCKS
Aerospace — 1.9%
BE Aerospace, Inc.*	150,500	$6,336,050
HEICO Corp.(a)	179,950	6,962,266

		13,298,316

Automotive Parts — 0.5%
BorgWarner, Inc.*(a)	46,000	3,179,060

Beverages — 0.8%
Beam, Inc.	92,500	5,322,450

Biotechnology — 4.3%
Alexion Pharmaceuticals, Inc.*	135,000	15,444,000
Ariad Pharmaceuticals, Inc.*	80,000	1,938,000
Cubist Pharmaceuticals, Inc.*(a)	110,500	5,268,640
Illumina, Inc.*(a)	155,000	7,471,000

		30,121,640

Chemicals — 2.5%
Airgas, Inc.	127,000	10,452,100
Ashland, Inc.	101,000	7,231,600

		17,683,700

Clothing & Apparel — 1.1%
Under Armour, Inc. (Class A Stock)*(a)	62,500	3,489,375
Warnaco Group, Inc. (The)*	85,000	4,411,500

		7,900,875

Commercial Services — 4.0%
Advisory Board Co. (The)*	115,500	5,524,365
Alliance Data Systems Corp.*(a)	56,000	7,949,200
HMS Holdings Corp.*(a)	167,500	5,599,525
Verisk Analytics, Inc. (Class A Stock)*	190,000	9,045,900

		28,118,990

Computer Hardware — 1.0%
Cognizant Technology Solutions Corp.
(Class A Stock)*	102,500	7,166,800

Computer Services & Software — 5.4%
Cerner Corp.*(a)	137,500	10,643,875
Informatica Corp.*	155,000	5,395,550
MICROS Systems, Inc.*	139,000	6,827,680
QLIK Technologies, Inc.*(a)	205,000	4,594,050
Salesforce.com, Inc.*	36,500	5,573,185
Teradata Corp.*	61,500	4,637,715

		37,672,055

Consumer Products & Services — 1.0%
Church & Dwight Co., Inc.	134,000	7,234,660

Containers & Packaging — 0.3%
Packaging Corp. of America	50,000	1,815,000

Diversified Financial Services — 1.2%
Ocwen Financial Corp.*	90,000	2,466,900
Raymond James Financial, Inc.	155,000	5,680,750

		8,147,650

Electronic Components — 1.5%
AMETEK, Inc.	298,125	10,568,531

Electronics — 2.4%
Sensata Technologies Holding NV (Netherlands)*(a)	209,500	6,236,815

	Shares	Value
COMMON STOCKS (Continued)
Electronics (cont’d.)
Trimble Navigation Ltd.*(a)	225,000	$10,723,500

		16,960,315

Financial – Bank & Trust — 1.2%
IntercontinentalExchange, Inc.*	60,469	8,067,169

Financial Services — 1.4%
Affiliated Managers Group, Inc.*(a)	82,000	10,086,000

Foods — 1.0%
Whole Foods Market, Inc.	72,400	7,051,760

Healthcare Products — 1.9%
Cepheid, Inc.*(a)	126,000	4,348,260
Edwards Lifesciences Corp.*	55,000	5,905,350
Masimo Corp.*(a)	127,500	3,082,950

		13,336,560

Healthcare Services — 1.1%
DaVita, Inc.*	75,000	7,770,750

Hotels, Restaurants & Leisure — 1.8%
Buffalo Wild Wings, Inc.*(a)	47,500	4,072,650
Chipotle Mexican Grill, Inc.*	10,000	3,175,400
Starwood Hotels & Resorts Worldwide, Inc.	90,100	5,222,196

		12,470,246

Household Products/Wares — 0.9%
Fortune Brands Home & Security, Inc.*	235,500	6,360,855

Industrial Products — 4.4%
Fastenal Co.(a)	265,000	11,392,350
Precision Castparts Corp.	43,000	7,023,620
Roper Industries, Inc.	113,000	12,417,570

		30,833,540

Internet Services — 3.6%
F5 Networks, Inc.*	58,000	6,072,600
Liquidity Services, Inc.*(a)	161,500	8,108,915
Rackspace Hosting, Inc.*(a)	168,500	11,136,165

		25,317,680

Machinery — 0.5%
Cummins, Inc.	35,000	3,227,350

Manufacturing — 2.4%
Donaldson Co., Inc.	222,500	7,722,975
Pall Corp.	145,500	9,237,795

		16,960,770

Media — 1.7%
AMC Networks, Inc. (Class A Stock)*	157,000	6,832,640
Discovery Communications, Inc. (Class A Stock)*	86,500	5,157,995

		11,990,635

Medical Supplies & Equipment — 1.7%
Intuitive Surgical, Inc.*	13,500	6,691,005
Volcano Corp.*(a)	187,500	5,356,875

		12,047,880

Oil, Gas & Consumable Fuels — 6.7%
Cabot Oil & Gas Corp.	218,500	9,810,650
Cameron International Corp.*	74,500	4,177,215
Concho Resources, Inc.*	78,500	7,437,875
Core Laboratories NV (Netherlands)	55,500	6,742,140
Denbury Resources, Inc.*	345,500	5,583,280

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Oceaneering International, Inc.	65,500	$3,618,875
Oil States International, Inc.*	124,000	9,853,040

		47,223,075

Pharmaceuticals — 4.8%
Catamaran Corp. (Canada)*	132,500	12,981,025
Mead Johnson Nutrition Co.	90,000	6,595,200
Onyx Pharmaceuticals, Inc.*	21,000	1,774,500
Perrigo Co.	76,000	8,828,920
Salix Pharmaceuticals Ltd.*(a)	82,000	3,471,880

		33,651,525

Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.	91,000	6,947,850

Retail & Merchandising — 12.5%
Bed Bath & Beyond, Inc.*	112,500	7,087,500
Cabela’s, Inc.*(a)	75,000	4,101,000
Dick’s Sporting Goods, Inc.	167,000	8,658,950
Dollar Tree, Inc.*	260,000	12,551,500
Lululemon Athletica, Inc.*	30,000	2,218,200
O’Reilly Automotive, Inc.*	114,500	9,574,490
PriceSmart, Inc.(a)	82,000	6,209,040
PVH Corp.	84,500	7,919,340
Ross Stores, Inc.	218,000	14,082,800
Tractor Supply Co.	85,000	8,405,650
Urban Outfitters, Inc.*	185,000	6,948,600

		87,757,070

Semiconductors — 3.6%
Altera Corp.	170,500	5,794,443
Avago Technologies Ltd. (Singapore)	272,500	9,500,712
Cavium, Inc.*(a)	195,000	6,499,350
Microchip Technology, Inc.(a)	116,000	3,797,840

		25,592,345

Software — 6.4%
ANSYS, Inc.*	128,500	9,431,900
Aspen Technology, Inc.*	180,000	4,653,000
Check Point Software Technologies Ltd. (Israel)*(a)	118,000	5,682,880
Citrix Systems, Inc.*	85,500	6,546,735
Concur Technologies, Inc.*(a)	52,000	3,833,960
Red Hat, Inc.*	125,500	7,145,970
Ultimate Software Group, Inc.*(a)	42,000	4,288,200
VeriFone Systems, Inc.*(a)	115,500	3,216,675

		44,799,320

Specialty Retail — 2.0%
DSW, Inc. (Class A Stock)	125,000	8,340,000
MSC Industrial Direct Co., Inc. (Class A Stock)	84,000	5,666,640

		14,006,640

Telecommunications — 4.2%
Aruba Networks, Inc.*	85,000	1,911,225
Crown Castle International Corp.*	144,000	9,230,400
SBA Communications Corp. (Class A Stock)*(a)	233,500	14,687,150
tw telecom, Inc.*	150,000	3,910,500

		29,739,275

	Shares	Value
COMMON STOCKS (Continued)
Transportation — 2.6%
Canadian Pacific Railway Ltd. (Canada)	60,000	$4,973,400
J.B. Hunt Transport Services, Inc.	151,500	7,884,060
Kansas City Southern	75,500	5,721,390

		18,578,850

Waste Management — 1.7%
Stericycle, Inc.*(a)	131,500	11,903,380

TOTAL LONG-TERM INVESTMENTS (cost $537,240,361)		680,910,567

SHORT-TERM INVESTMENT — 24.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $172,214,749; includes $149,707,031 of cash collateral for securities on loan)(b)(w)	172,214,749	172,214,749

TOTAL INVESTMENTS — 121.6% (cost $709,455,110)		853,125,316
Liabilities in excess of other assets — (21.6)%		(151,440,484)

NET ASSETS — 100.0%		$701,684,832

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $146,292,967; cash collateral of $149,707,031 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN MID-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$680,910,567	$—	$—
Affiliated Money Market Mutual Fund	172,214,749	—	—

Total	$853,125,316	$—	$—

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.1%
COMMON STOCKS
Aerospace & Defense — 3.5%
Exelis, Inc.	27,300	$282,282
General Dynamics Corp.	60,700	4,013,484
L-3 Communications Holdings, Inc.	61,800	4,431,678
Northrop Grumman Corp.	40,300	2,677,129
Raytheon Co.	45,500	2,600,780
Rockwell Collins, Inc.	68,000	3,647,520

		17,652,873

Agriculture — 0.9%
Archer-Daniels-Midland Co.	97,300	2,644,614
Bunge Ltd. (Bermuda)	29,100	1,951,155

		4,595,769

Auto Parts & Related — 1.7%
Autoliv, Inc.(a)	66,500	4,121,005
Federal-Mogul Corp.*	60,300	551,745
Lear Corp.	39,400	1,488,926
TRW Automotive Holdings Corp.*	50,800	2,220,468

		8,382,144

Automobile Manufacturers — 0.5%
Navistar International Corp.*(a)	122,800	2,589,852

Beverages — 1.1%
Constellation Brands, Inc. (Class A Stock)*	174,600	5,648,310

Biotechnology — 0.6%
United Therapeutics Corp.*	56,100	3,134,868

Chemicals — 2.7%
Cabot Corp.	36,900	1,349,433
CF Industries Holdings, Inc.	13,400	2,978,016
Eastman Chemical Co.	71,000	4,047,710
Huntsman Corp.	261,400	3,902,702
Kronos Worldwide, Inc.(a)	95,900	1,432,746

		13,710,607

Commercial Banks — 4.7%
Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	97,500	2,153,775
BB&T Corp.	70,000	2,321,200
Comerica, Inc.	70,800	2,198,340
Fifth Third Bancorp	297,400	4,612,674
Huntington Bancshares, Inc.	891,100	6,148,590
KeyCorp	366,400	3,202,336
PNC Financial Services Group, Inc.	22,600	1,426,060
Regions Financial Corp.	256,300	1,847,923

		23,910,898

Commercial Services & Supplies — 3.2%
Convergys Corp.	194,000	3,039,980
Corrections Corp. of America	120,700	4,037,415
H&R Block, Inc.	76,400	1,324,012
Lender Processing Services, Inc.	82,700	2,306,503
RR Donnelley & Sons Co.(a)	129,000	1,367,400
Western Union Co. (The)	216,900	3,951,918

		16,027,228

Computer Hardware — 1.7%
Lexmark International, Inc. (Class A Stock)(a)	62,700	1,395,075
Seagate Technology PLC (Ireland)	133,500	4,138,500

	Shares	Value
COMMON STOCKS (Continued)
Computer Hardware (cont’d.)
Western Digital Corp.	80,300	$3,110,019

		8,643,594

Computer Services & Software — 0.6%
Fidelity National Information Services, Inc.	95,200	2,972,144

Construction — 0.3%
URS Corp.	50,600	1,786,686

Construction & Engineering — 1.3%
Engility Holdings, Inc.	10,300	190,035
KBR, Inc.	123,900	3,694,698
McDermott International, Inc. (Panama)*	128,000	1,564,160
Tutor Perini Corp.*	90,200	1,031,888

		6,480,781

Consumer Products & Services — 1.6%
Avery Dennison Corp.	139,600	4,442,072
Whirlpool Corp.	46,500	3,855,315

		8,297,387

Containers & Packaging — 1.5%
Boise, Inc.	256,200	2,244,312
Domtar Corp.	25,100	1,965,079
Owens-Illinois, Inc.*	82,900	1,555,204
Rock-Tenn Co. (Class A Stock)	25,900	1,869,462

		7,634,057

Diversified Financial Services — 1.3%
Discover Financial Services	114,100	4,533,193
Nelnet, Inc. (Class A Stock)	76,900	1,825,606

		6,358,799

Diversified Manufacturing Operations — 1.0%
Ingersoll-Rand PLC (Ireland)	52,300	2,344,086
ITT Corp.	143,500	2,891,525

		5,235,611

Electric — 4.6%
Ameren Corp.	104,300	3,407,481
Entergy Corp.	60,000	4,158,000
NV Energy, Inc.	176,000	3,169,760
Pinnacle West Capital Corp.	51,600	2,724,480
Portland General Electric Co.	124,600	3,369,184
Public Service Enterprise Group, Inc.	138,200	4,447,276
TECO Energy, Inc.	107,300	1,903,502

		23,179,683

Electronic Components & Equipment —0.5%
Tech Data Corp.*	55,000	2,491,500

Electronic Equipment & Instruments — 0.9%
Ingram Micro, Inc. (Class A Stock)*	102,900	1,567,167
TE Connectivity Ltd. (Switzerland)	96,000	3,264,960

		4,832,127

Electronics — 1.3%
Flextronics International Ltd. (Singapore)*	389,500	2,337,000
Tyco International Ltd. (Switzerland)	77,900	4,382,654

		6,719,654

Energy Services — 0.6%
Covanta Holding Corp.(a)	184,700	3,169,452

Entertainment — 0.2%
Dolby Laboratories, Inc. (Class A Stock)*(a)	31,000	1,015,250

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Environmental Control — 0.7%
Republic Services, Inc.	122,500	$3,369,975

Financial Services — 2.8%
Ameriprise Financial, Inc.	84,200	4,773,298
BankUnited, Inc.	79,400	1,954,034
Capital One Financial Corp.	31,500	1,795,815
State Street Corp.	141,100	5,920,556

		14,443,703

Food & Staples Retailing — 2.3%
CVS Caremark Corp.	57,400	2,779,308
Safeway, Inc.(a)	529,400	8,518,046
SUPERVALU, Inc.(a)	130,200	313,782

		11,611,136

Foods — 2.2%
Cal-Maine Foods, Inc.	24,100	1,083,054
Chiquita Brands International, Inc.*	114,386	873,909
Fresh Del Monte Produce, Inc. (Cayman Islands)	86,900	2,224,640
Kroger Co. (The)	157,600	3,709,904
Smithfield Foods, Inc.*	177,700	3,491,805

		11,383,312

Gas Utilities — 1.0%
Sempra Energy	49,100	3,166,459
UGI Corp.	52,700	1,673,225

		4,839,684

Healthcare Equipment & Supplies — 1.6%
Zimmer Holdings, Inc.	120,100	8,121,162

Healthcare Products — 2.1%
Boston Scientific Corp.*	328,500	1,885,590
Covidien PLC (Ireland)	65,900	3,915,778
Greatbatch, Inc.*	44,900	1,092,417
Hospira, Inc.*	108,000	3,544,560

		10,438,345

Healthcare Services — 2.5%
Aetna, Inc.	98,700	3,908,520
Community Health Systems, Inc.*	90,000	2,622,600
Humana, Inc.	59,500	4,173,925
LifePoint Hospitals, Inc.*	46,100	1,972,158

		12,677,203

Home Furnishings — 0.5%
Harman International Industries, Inc.	55,700	2,571,112

Insurance — 7.2%
Aflac, Inc.	36,700	1,757,196
Allstate Corp. (The)	70,800	2,804,388
American Financial Group, Inc.	83,200	3,153,280
Aspen Insurance Holdings Ltd. (Bermuda)	49,500	1,509,255
Endurance Specialty Holdings Ltd. (Bermuda)	50,300	1,936,550
Hartford Financial Services Group, Inc. (The)	74,300	1,444,392
HCC Insurance Holdings, Inc.	50,000	1,694,500
Lincoln National Corp.	125,050	3,024,960
Maiden Holdings Ltd. (Bermuda)	189,700	1,686,433
Montpelier Re Holdings Ltd. (Bermuda)	84,700	1,874,411
PartnerRe Ltd. (Bermuda)	30,900	2,295,252

	Shares	Value
COMMON STOCKS (Continued)
Insurance (cont’d.)
Platinum Underwriters Holdings Ltd. (Bermuda)	43,100	$1,761,497
Principal Financial Group, Inc.	82,900	2,233,326
StanCorp Financial Group, Inc.(a)	53,400	1,668,216
Unum Group	116,800	2,244,896
Validus Holdings Ltd. (Bermuda)	63,800	2,163,458
Willis Group Holdings PLC (Ireland)	89,100	3,289,572

		36,541,582

Internet Services — 0.8%
Symantec Corp.*	215,900	3,886,200

Machinery & Equipment — 1.5%
AGCO Corp.*	81,700	3,879,116
Briggs & Stratton Corp.(a)	89,900	1,678,433
Cummins, Inc.	24,600	2,268,366

		7,825,915

Manufacturing — 0.4%
Crane Co.	49,700	1,984,521

Media — 1.6%
Cablevision Systems Corp. (Class A Stock)	259,900	4,119,415
Gannett Co., Inc.(a)	168,300	2,987,325
Scholastic Corp.	35,500	1,128,190

		8,234,930

Metals & Mining — 1.0%
Cliffs Natural Resources, Inc.(a)	33,800	1,322,594
Reliance Steel & Aluminum Co.	36,000	1,884,600
Timken Co.	48,600	1,805,976

		5,013,170

Office Equipment & Supplies — 0.4%
Xerox Corp.	278,600	2,044,924

Oil & Gas Equipment & Services — 0.9%
Marathon Petroleum Corp.	83,500	4,558,265

Oil, Gas & Consumable Fuels — 6.6%
Cameron International Corp.*	50,300	2,820,321
Hess Corp.	95,100	5,108,772
Marathon Oil Corp.	91,500	2,705,655
Murphy Oil Corp.	66,100	3,548,909
Southwestern Energy Co.*(a)	129,300	4,497,054
Sunoco, Inc.	46,300	2,168,229
Superior Energy Services, Inc.*	42,430	870,664
Tesoro Corp.	121,900	5,107,610
Valero Energy Corp.	163,800	5,189,184
W&T Offshore, Inc.(a)	74,000	1,389,720

		33,406,118

Pharmaceuticals — 2.4%
Cardinal Health, Inc.	85,000	3,312,450
Endo Health Solutions, Inc.*	34,800	1,103,856
McKesson Corp.	25,700	2,210,971
Omnicare, Inc.	104,900	3,563,453
Par Pharmaceutical Cos., Inc.*	3,654	182,627
USANA Health Sciences, Inc.*(a)	34,600	1,607,862

		11,981,219

Printing & Publishing — 0.2%
Consolidated Graphics, Inc.*	33,300	868,797

Real Estate Investment Trusts — 6.1%
Brandywine Realty Trust	253,400	3,088,946

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
CBL & Associates Properties, Inc.(a)	211,000	$4,502,740
CommonWealth REIT	153,093	2,229,034
Hospitality Properties Trust	158,700	3,773,886
Lexington Realty Trust(a)	248,000	2,395,680
MFA Financial, Inc.	292,900	2,489,650
Parkway Properties, Inc.	40,225	537,808
Pennsylvania Real Estate Investment Trust(a)	112,500	1,784,250
PennyMac Mortgage Investment Trust	88,000	2,056,560
Starwood Property Trust, Inc.	89,400	2,080,338
Sunstone Hotel Investors, Inc.*	333,600	3,669,600
Two Harbors Investment Corp.	174,800	2,053,900

		30,662,392

Restaurants — 0.3%
Bob Evans Farms, Inc.(a)	33,100	1,295,203

Retail & Merchandising — 5.2%
Best Buy Co., Inc.(a)	281,900	4,845,861
Dillard’s, Inc. (Class A Stock)	40,600	2,936,192
Foot Locker, Inc.	49,800	1,767,900
GameStop Corp. (Class A Stock)(a)	75,500	1,585,500
Kohl’s Corp.	134,797	6,904,302
Macy’s, Inc.	55,700	2,095,434
RadioShack Corp.(a)	107,700	256,326
Stage Stores, Inc.	115,400	2,430,324
Staples, Inc.	290,900	3,351,168

		26,173,007

Security & Alarm Services — 0.7%
Brink’s Co. (The)	133,200	3,421,908

Semiconductors — 0.8%
Amkor Technology, Inc.*(a)	321,928	1,416,483
GT Advanced Technologies, Inc.*(a)	147,900	806,055
Marvell Technology Group Ltd. (Bermuda)	203,400	1,861,110

		4,083,648

Software — 1.2%
BMC Software, Inc.*	66,300	2,750,787
CA, Inc.	130,200	3,354,603

		6,105,390

Telecommunications — 4.2%
Amdocs Ltd. (Guernsey)	191,700	6,324,183
Comtech Telecommunications Corp.(a)	45,646	1,261,655
Harris Corp.	108,900	5,577,858
Motorola Solutions, Inc.	72,800	3,680,040
Virgin Media, Inc.(a)	119,500	3,518,080
Vonage Holdings Corp.*	479,900	1,094,172

		21,455,988

Thrifts & Mortgage Finance — 0.8%
People’s United Financial, Inc.(a)	323,300	3,924,862

Transportation — 0.4%
Aircastle Ltd. (Bermuda)	163,317	1,850,382

Utilities — 1.4%
American Electric Power Co., Inc.	90,200	3,963,388
CenterPoint Energy, Inc.	149,600	3,186,480

		7,149,868

TOTAL LONG-TERM INVESTMENTS (cost $451,212,033)		486,393,195

	Shares	Value
SHORT-TERM INVESTMENT — 14.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $75,133,969; includes $55,709,212 of cash collateral for securities on loan)(b)(w)	75,133,969	$75,133,969

TOTAL INVESTMENTS — 110.9% (cost $526,346,002)		561,527,164
Liabilities in excess of other assets — (10.9)%		(55,363,692)

NET ASSETS — 100.0%		$506,163,472

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,669,804; cash collateral of $55,709,212 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST NEUBERGER BERMAN/LSV MID-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally for securities in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$486,393,195	$—	$—
Affiliated Money Market Mutual Fund	75,133,969	—	—

Total	$561,527,164	$—	$—

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 93.9%
COMMON STOCKS — 66.2%
Advertising — 0.2%
WPP PLC (United Kingdom)	60,698	$824,800

Aerospace & Defense — 1.7%
Boeing Co. (The)	36,495	2,540,782
Rockwell Collins, Inc.	32,970	1,768,511
Saab AB (Sweden)	23,899	458,421
United Technologies Corp.	19,670	1,539,964

		6,307,678

Agriculture — 0.2%
Imperial Tobacco Group PLC (United Kingdom)	20,606	762,655

Airlines — 0.1%
Ryanair Holdings PLC (Ireland), ADR*	14,800	477,300

Apparel — 0.7%
Adidas AG (Germany)	4,753	389,925
Coach, Inc.	38,431	2,152,905

		2,542,830

Auto Parts & Equipment — 0.7%
Aisin Seiki Co. Ltd. (Japan)	23,700	674,961
Cie Generale des Etablissements Michelin (France) (Class B Stock)	5,000	391,683
Denso Corp. (Japan)	14,000	439,886
Hyundai Mobis (South Korea)	1,200	333,606
Pirelli & C. SpA (Italy)(a)	36,769	395,955
Weichai Power Co. Ltd. (China) (Class H Stock)	117,600	358,200

		2,594,291

Beverages — 0.8%
Anheuser-Busch InBev NV (Belgium)	4,392	373,459
Diageo PLC (United Kingdom)	22,959	644,907
Kirin Holdings Co. Ltd. (Japan)	40,000	534,858
PepsiCo, Inc.	19,220	1,360,199

		2,913,423

Building Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	112,000	346,306
HeidelbergCement AG (Germany)	10,316	540,470

		886,776

Chemicals — 1.9%
Air Water, Inc. (Japan)	55,900	684,136
Arkema SA (France)	8,100	758,393
Bayer AG (Germany)	8,852	760,209
Dow Chemical Co. (The)	57,270	1,658,539
Johnson Matthey PLC (United Kingdom)	11,877	462,790
Kuraray Co. Ltd. (Japan)	40,700	462,204
Praxair, Inc.	24,335	2,527,920

		7,314,191

Commercial Banks — 3.3%
Akbank TAS (Turkey)	82,482	325,843
Banco Bradesco SA (Brazil), ADR	20,500	329,435
Banco do Brasil SA (Brazil)	28,600	349,873
BanColombia SA (Colombia), ADR	6,500	388,115
Bangkok Bank PCL (Thailand)	79,200	497,896
BB&T Corp.	36,630	1,214,651

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Canadian Imperial Bank of Commerce (Canada)	3,300	$258,300
CIT Group, Inc.*	40,440	1,592,932
Credit Suisse Group AG (Switzerland), ADR	11,500	243,225
DnB ASA (Norway)	45,925	563,150
Erste Group Bank AG (Austria)*	10,426	232,655
Fukuoka Financial Group, Inc. (Japan)	146,300	594,028
ICICI Bank Ltd. (India), ADR(a)	10,000	401,400
Industrial & Commercial Bank of China Ltd. (China) (Class H Stock)	367,000	215,348
Komercni Banka A/S (Czech Republic)	1,347	268,755
Societe Generale SA (France)*	11,440	324,891
Turkiye Garanti Bankasi A/S (Turkey)	39,126	163,274
U.S. Bancorp	59,980	2,057,314
Wells Fargo & Co.	77,610	2,679,873

		12,700,958

Commercial Services — 2.6%
DeVry, Inc.(a)	20,680	470,677
Equifax, Inc.	31,460	1,465,407
Genpact Ltd. (Bermuda)	59,487	992,243
MasterCard, Inc. (Class A Stock)	4,043	1,825,334
Quanta Services, Inc.*	51,020	1,260,194
Secom Co. Ltd. (Japan)	10,100	526,439
SIA Engineering Co. Ltd. (Singapore)	156,700	530,906
Western Union Co. (The)	148,000	2,696,560

		9,767,760

Computer Services & Software — 0.5%
Accenture PLC (Ireland) (Class A Stock)	27,609	1,933,458

Computers — 3.9%
Apple, Inc.	9,560	6,379,005
Cognizant Technology Solutions Corp. (Class A Stock)*	26,171	1,829,876
Computer Sciences Corp.	63,940	2,059,507
Computershare Ltd. (Australia)	90,452	776,062
Fujitsu Ltd. (Japan)	132,000	495,557
Hewlett-Packard Co.	57,110	974,297
Mercury Computer Systems, Inc.*	17,820	189,248
NetApp, Inc.*	64,870	2,132,926

		14,836,478

Containers & Packaging — 0.3%
Gerresheimer AG (Germany)	8,751	457,353
Rexam PLC (United Kingdom)	104,849	736,332

		1,193,685

Cosmetics/Personal Care — 0.5%
Estee Lauder Cos., Inc. (The) (Class A Stock)	30,093	1,852,826

Distribution/Wholesale — 0.7%
Fossil, Inc.*	17,264	1,462,261
Inchcape PLC (United Kingdom)	105,900	614,944
Mitsubishi Corp. (Japan)	29,200	528,896

		2,606,101

Diversified Financial Services — 2.6%
American Express Co.	39,885	2,267,861
BlackRock, Inc.	10,395	1,853,428
Charles Schwab Corp. (The)(a)	111,177	1,421,954
GAM Holding AG (Switzerland)*	45,222	589,016

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services (cont’d.)
JPMorgan Chase & Co.	39,200	$1,586,816
ORIX Corp. (Japan)	8,300	831,325
State Street Corp.	31,660	1,328,454

		9,878,854

Diversified Machinery — 0.9%
Deere & Co.	17,410	1,436,151
Rheinmetall AG (Germany)	5,656	263,837
Roper Industries, Inc.	16,296	1,790,767

		3,490,755

Electric — 0.6%
Edison International	52,950	2,419,286

Electronic Components & Equipment — 0.6%
Flextronics International Ltd.*	91,000	546,000
Hitachi Ltd. (Japan)	219,900	1,221,129
Prysmian SpA (Italy)	38,561	687,793

		2,454,922

Electronics — 2.0%
Amphenol Corp. (Class A Stock)	27,277	1,606,070
Koninklijke Philips Electronics NV (Netherlands)	19,400	452,604
National Instruments Corp.	41,812	1,052,408
TE Connectivity Ltd. (Switzerland)	60,280	2,050,123
Thermo Fisher Scientific, Inc.	42,070	2,474,978

		7,636,183

Engineering & Construction — 1.4%
Fluor Corp.	33,453	1,882,735
Hochtief AG (Germany)*	5,141	240,871
McDermott International, Inc. (Panama)*	145,500	1,778,010
URS Corp.	44,006	1,553,852

		5,455,468

Entertainment & Leisure — 0.3%
Carnival Corp. (Panama)	9,700	353,468
TUI AG (Germany)*	77,760	669,900

		1,023,368

Environmental Control — 0.9%
Republic Services, Inc.	58,460	1,608,235
Stericycle, Inc.*(a)	21,598	1,955,051

		3,563,286

Financial – Bank & Trust — 0.3%
HSBC Holdings PLC (United Kingdom), (QMTF)	32,444	300,356
HSBC Holdings PLC (United Kingdom), (XHKG)	83,600	777,452

		1,077,808

Food — 1.2%
Aryzta AG (Switzerland)*	11,912	571,219
First Pacific Co. Ltd. (Hong Kong)	506,500	547,731
Kraft Foods, Inc. (Class A Stock)	38,600	1,596,110
Nestle SA (Switzerland)	9,197	579,885
Unilever PLC (United Kingdom)	34,306	1,247,551

		4,542,496

Healthcare Products — 1.6%
Covidien PLC (Ireland)	26,160	1,554,427
Getinge AB (Sweden)	21,508	648,960

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products (cont’d.)
IDEXX Laboratories, Inc.*(a)	16,521	$1,641,361
Intuitive Surgical, Inc.*	3,353	1,661,847
Mindray Medical International Ltd. (China), ADR	11,500	386,515

		5,893,110

Healthcare Services — 2.7%
Aetna, Inc.	133,900	5,302,440
Amil Participacoes SA (Brazil)	58,900	704,563
Covance, Inc.*(a)	24,436	1,140,917
DaVita, Inc.*	16,822	1,742,927
ICON PLC (Ireland), ADR*	17,500	426,475
UnitedHealth Group, Inc.	18,310	1,014,557

		10,331,879

Holding Companies – Diversified — 0.2%
Exor SpA (Italy)	20,900	525,602
Noble Group Ltd. (Singapore)	295,000	316,631

		842,233

Hotels & Motels — 0.2%
Kangwon Land, Inc. (South Korea)	28,070	629,386

Industrial Products — 0.7%
Ingersoll-Rand PLC (Ireland)	55,120	2,470,478

Insurance — 4.5%
Allianz SE (Germany)	5,921	704,497
Allstate Corp. (The)	38,860	1,539,245
American International Group, Inc.*	52,260	1,713,605
AON PLC (United Kingdom)	45,070	2,356,710
Berkshire Hathaway, Inc. (Class B Stock)*(a)	21,090	1,860,138
Euler Hermes SA (France)	7,301	482,899
Everest Re Group Ltd. (Bermuda)	4,600	492,016
Marsh & McLennan Cos., Inc.	77,400	2,626,182
MetLife, Inc.	73,880	2,545,905
Progressive Corp. (The)(a)	59,290	1,229,675
Resolution Ltd. (Guernsey)	136,260	477,692
Sampo Oyj (Finland) (Class A Stock)	11,100	345,333
Zurich Insurance Group AG (Switzerland)*	2,442	608,098

		16,981,995

Internet — 0.8%
Google, Inc. (Class A Stock)*	3,811	2,875,400

Investment Companies — 0.4%
Investment AB Kinnevik (Sweden) (Class B Stock)	29,303	608,472
Investor AB (Sweden) (Class B Stock)	41,484	913,194

		1,521,666

Machinery–Construction & Mining — 0.1%
Komatsu Ltd. (Japan)	20,500	401,798

Media — 1.8%
Comcast Corp. (Special Class A Stock)	79,770	2,775,996
Jupiter Telecommunications Co. Ltd. (Japan)	707	717,509
Lagardere SCA (France)	26,000	710,157
Time Warner, Inc.(a)	50,520	2,290,072
Wolters Kluwer NV (Netherlands)	20,877	392,493

		6,886,227

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining — 0.8%
Barrick Gold Corp. (Canada)	16,800	$702,008
BHP Billiton Ltd. (Australia), ADR(a)	7,400	507,714
BHP Billiton PLC (United Kingdom), ADR	8,300	518,418
Nippon Steel Corp. (Japan)	115,000	235,490
Norsk Hydro ASA (Norway)	66,696	312,472
POSCO (South Korea)	894	292,568
Rio Tinto PLC (United Kingdom), ADR(a)	10,800	505,008

		3,073,678

Miscellaneous Manufacturers — 1.1%
Danaher Corp.	33,198	1,830,870
Parker Hannifin Corp.	14,960	1,250,357
Siemens AG (Germany)	10,505	1,047,692

		4,128,919

Oil & Gas — 7.2%
Apache Corp.	18,710	1,617,854
BP PLC (United Kingdom), ADR	12,600	533,736
Canadian Natural Resources Ltd. (Canada)	47,952	1,476,442
Chesapeake Energy Corp.(a)	42,460	801,220
Chevron Corp.	26,380	3,074,853
China Oilfield Services Ltd. (China) (Class H Stock)	250,000	452,738
ConocoPhillips	12,740	728,473
Core Laboratories NV (Netherlands)(a)	18,341	2,228,065
Eni SpA (Italy)	24,700	540,227
Etablissements Maurel et Prom (France)	13,981	207,331
Exxon Mobil Corp.	12,310	1,125,750
FMC Technologies, Inc.*(a)	39,408	1,824,590
Gazprom OAO (Russia), ADR	28,787	288,734
Halliburton Co.	35,830	1,207,113
Japan Petroleum Exploration Co. (Japan)	8,600	344,662
National Grid PLC (United Kingdom)	69,716	768,906
National Oilwell Varco, Inc.	41,192	3,299,891
Noble Corp.*	18,700	669,086
Penn West Petroleum Ltd. (Canada)	9,400	133,856
Petroleo Brasileiro SA (Brazil), ADR	8,100	185,814
Phillips 66	8,420	390,435
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XEQT)	9,864	340,977
Royal Dutch Shell PLC (United Kingdom) (Class A Stock), (XLON)	23,937	827,960
Schlumberger Ltd. (Netherlands)	26,263	1,899,603
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	6,061	629,170
Statoil ASA (Norway), ADR(a)	16,300	420,377
Transocean Ltd. (Switzerland)	9,700	435,433
WPX Energy, Inc.*	55,530	921,243

		27,374,539

Paper & Forest Products — 0.4%
Smurfit Kappa Group PLC (Ireland)	82,168	829,937
Svenska Cellulosa AB SCA (Sweden) (Class B Stock)	39,409	731,929

		1,561,866

Pharmaceuticals — 4.0%
Abbott Laboratories	48,940	3,355,326
AstraZeneca PLC (United Kingdom)	10,200	486,718
Endo Health Solutions, Inc.*	69,550	2,206,126
Express Scripts Holding Co.*	38,336	2,402,517
Forest Laboratories, Inc.*	30,680	1,092,515

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Mead Johnson Nutrition Co.	24,527	$1,797,339
Novartis AG (Switzerland)	16,367	1,001,511
Novartis AG (Switzerland), ADR(a)	5,700	349,182
Roche Holding AG (Switzerland)	2,315	432,478
Sanofi (France)	9,058	772,313
Shire PLC (United Kingdom)	22,450	657,618
Teva Pharmaceutical Industries Ltd. (Israel), ADR	18,380	761,116

		15,314,759

Pipelines — 0.8%
APA Group (Australia)(a)	119,999	588,680
Williams Cos., Inc. (The)	64,700	2,262,559

		2,851,239

Real Estate — 0.2%
Conwert Immobilien Invest SE (Austria)	20,746	232,019
Daito Trust Construction Co. Ltd. (Japan)	5,200	521,998

		754,017

Retail — 3.3%
Costco Wholesale Corp.	21,383	2,140,973
CVS Caremark Corp.	43,730	2,117,407
Daphne International Holdings Ltd. (China)	24,400	24,447
Hyundai Home Shopping Network Corp. (South Korea)	2,896	311,687
Kingfisher PLC (United Kingdom)	172,461	735,773
Kohl’s Corp.	45,180	2,314,120
Lowe’s Cos., Inc.	63,100	1,908,144
Nitori Holdings Co. Ltd. (Japan)	6,600	612,573
USS Co. Ltd. (Japan)	5,570	588,245
Wal-Mart Stores, Inc.	24,330	1,795,554

		12,548,923

Semiconductors — 1.3%
Advanced Semiconductor Engineering, Inc. (Taiwan)	543,723	416,052
ARM Holdings PLC (United Kingdom), ADR(a)	34,300	959,714
QUALCOMM, Inc.	31,447	1,965,123
Texas Instruments, Inc.(a)	64,770	1,784,414

		5,125,303

Software — 2.4%
Amadeus IT Holding SA (Spain) (Class A Stock)	48,552	1,131,162
ANSYS, Inc.*(a)	16,402	1,203,907
Citrix Systems, Inc.*	16,879	1,292,425
Electronic Arts, Inc.*	85,020	1,078,904
Microsoft Corp.	94,950	2,827,611
salesforce.com, Inc.*	10,837	1,654,702

		9,188,711

Telecommunications — 2.1%
CenturyLink, Inc.	41,000	1,656,400
Ceragon Networks Ltd. (Israel)*	12,100	68,970
Cisco Systems, Inc.	77,800	1,485,202
GeoEye, Inc.*	2,414	63,802
Inmarsat PLC (United Kingdom)	46,181	439,982
Koninklijke KPN NV (Netherlands)	17,152	131,057
Nippon Telegraph & Telephone Corp. (Japan)	20,700	984,908

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

			Shares	Value
COMMON STOCKS (Continued)
Telecommunications (cont’d.)
Rogers Communications, Inc. (Canada)			6,500	$262,600
SK Telecom Co. Ltd. (South Korea)			4,127	542,108
Vivendi SA (France)			32,658	636,860
Vodafone Group PLC (United Kingdom)			298,863	848,179
Windstream Corp.			81,440	823,358

				7,943,426

Transportation — 0.3%
China Shipping Container Lines Co. Ltd. (China) (Class H Stock)*			905,000	182,832
Hanjin Shipping Co. Ltd. (South Korea)*			11,030	132,909
Kintetsu World Express, Inc. (Japan)			16,900	540,884
Orient Overseas International Ltd. (Hong Kong)			80,500	441,164

				1,297,789

Water — 0.2%
Guangdong Investment Ltd. (China)			952,600	752,523

TOTAL COMMON STOCKS (cost $240,955,574)				251,807,500

EXCHANGE TRADED FUNDS — 0.5%
iShares MSCI EAFE Index Fund			10,100	535,300
iShares MSCI United Kingdom Index Fund			18,400	320,344
iShares Russell 1000 Value Index Fund			16,170	1,167,151

TOTAL EXCHANGE TRADED FUNDS (cost $1,958,887)				2,022,795

PREFERRED STOCK — 0.1%
Commercial Banks
Sberbank of Russia (Russia), (PRFC) (cost $401,633)			189,800	389,090

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.4%
AmeriCredit Automobile Receivables Trust,
Series 2011-1, Class A3
1.390%	09/08/15	Aaa	$300	301,762
Series 2012-3, Class C
2.420%	05/08/18	Aa3	77	79,015
Series 2012-3, Class D
3.030%	07/09/18	Baa1	131	131,933
Series 2012-4, Class C
1.930%	08/08/18	A+(d)	93	93,097
Asset Backed Funding Certificates,
Series 2005-AQ1, Class A6
4.780%	06/25/35	A+(d)	214	217,942
Capital One Multi-Asset Execution Trust,
Series 2005-B1, Class B1
4.900%	12/15/17	A2	74	79,970
Centex Home Equity,
Series 2005-C, Class AF5
5.048%	06/25/35	Aaa	218	221,272
Santander Drive Auto Receivables Trust,
Series 2012-4, Class C
2.940%	12/15/17	Aa3	148	149,696
Series 2012-5, Calss C
2.700%	08/15/18	A1	89	90,354

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
SLM Student Loan Trust,
Series 2006-C, Class A2
0.439%(c)	09/15/20	Aaa	$18	$18,291

TOTAL ASSET-BACKED SECURITIES (cost $1,379,535)				1,383,332

CERTIFICATES OF DEPOSIT(n) — 0.3%
Ally Bank
1.150%	08/03/15		245	244,258
American Express Centurion Bank
1.700%	07/26/17		245	244,916
BMW Bank of North America
1.000%	09/21/15		250	249,014
CIT Bank
2.100%	07/25/19		245	244,966

TOTAL CERTIFICATES OF DEPOSIT (cost $977,796)				983,154

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-5, Class A4
5.115%(c)	10/10/45	Aaa	375	420,546
Series 2006-1, Class A4
5.372%(c)	09/10/45	Aaa	300	338,432
Bear Stearns Commercial Mortgage Securities,
Series 2003-T10, Class A2
4.740%	03/13/40	AAA(d)	288	290,949
Series 2007-T28, Class AM
5.835%(c)	09/11/42	A-(d)	46	51,834
CFCRE Commercial Mortgage Trust,
Series 2011-C2, Class A4
3.834%	12/15/47	Aaa	409	449,691
Citigroup Commercial Mortgage Trust,
Series 2012-GC8, Class A4
3.024%	09/10/45	Aaa	288	295,185
Commercial Mortgage Pass-Through Certificates,
Series 2012-CR2, Class A4
3.147%	08/15/45	Aaa	87	91,768
Extended Stay America Trust,
Series 2010-ESHA, Class A, 144A
2.951%	11/05/27	Aaa	290	290,681
GMAC Commercial Mortgage Securities, Inc.,
Series 2003-C1, Class A2
4.079%	05/10/36	Aaa	149	150,480
Series 2003-C2, Class A2
5.457%(c)	05/10/40	AAA(d)	150	154,693
GS Mortgage Securities Corp. II,
Series 2005-GG4, Class A4
4.761%	07/10/39	Aa1	375	403,995
Series 2011-GC5, Class A4
3.707%	08/10/44	Aaa	258	285,543
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2006-LDP6, Class AM
5.525%(c)	04/15/43	Aa2	26	28,568
Series 2006-LPP7, Class AM
5.868%(c)	04/15/45	Aaa	450	506,412
Series 2012-C8, Class A3
2.829%	10/15/45	AAA(d)	268	274,076

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
LB-UBS Commercial Mortgage Trust,
Series 2006-C6, Class AM
5.413%	09/15/39	Aa1	$168	$187,614
Morgan Stanley Capital I, Inc.,
Series 2007-T25, Class A3
5.514%(c)	11/12/49	Aaa	220	255,152
Series 2008-T29, Class A4
6.278%(c)	01/11/43	AA(d)	346	423,421
Series 2008-T29, Class AM
6.278%(c)	01/11/43	BBB+(d)	193	227,287
Morgan Stanley Dean Witter Capital I,
Series 2008-T29, Class AM
4.740%	11/13/36	AAA	14	14,145
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C2, Class A4
3.525%	05/10/63	Aaa	60	65,273
Series 2012-C3, Class A4
3.091%	08/10/49	Aaa	38	39,542
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C25, Class AM
5.737%(c)	05/15/43	Aaa	250	275,135

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $5,458,194)				5,520,422

CORPORATE BONDS — 9.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/15/22	Baa3	60	62,853
Omnicom Group, Inc.,
Sr. Unsec’d. Notes
3.625%	05/01/22	Baa1	180	190,116

				252,969

Aerospace & Defense — 0.1%
BE Aerospace, Inc.,
Sr. Unsec’d. Notes
6.875%	10/01/20	Ba2	95	105,450
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
5.720%	06/01/40	Baa1	125	153,174
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	A2	85	95,267

				353,891

Agriculture — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.250%	08/09/42	Baa1	75	74,544
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
3.875%	08/21/42	A2	70	70,356
5.650%	05/16/18	A2	130	159,267

				304,167

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Airlines
Air Canada (Canada),
Sr. Sec’d. Notes, 144A
9.250%	08/01/15	B1	$135	$140,400

Auto Parts & Equipment
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.750%	02/15/21(a)	B2	75	81,000

Beverages — 0.2%
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
2.500%	07/15/22	A3	160	162,266
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
3.150%	11/15/20	Aa3	300	327,206
PepsiCo, Inc.,
Sr. Unsec’d. Notes
3.125%	11/01/20	Aa3	300	322,803

				812,275

Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.450%	10/01/20	Baa1	200	210,177
Life Technologies Corp.,
Sr. Notes
6.000%	03/01/20	Ba1	100	118,944

				329,121

Chemicals — 0.1%
CF Industries, Inc.,
Gtd. Notes
6.875%	05/01/18	Ba1	200	243,250
E.I. du Pont de Nemours & Co.,
Sr. Unsec’d. Notes
6.000%	07/15/18	A2	86	108,108

				351,358

Commercial Banks — 1.3%
Ally Financial, Inc.,
Gtd. Notes
5.500%	02/15/17	B1	125	130,660
Bank of America Corp.,
Jr. Sub. Notes
8.000%	12/29/49	Ba3	110	119,783
Sr. Unsec’d. Notes
5.625%	07/01/20(a)	Baa1	250	285,078
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
2.650%	11/08/16	Aa2	CAD 377	391,565
Compass Bank,
Certificate of Deposit
1.150%	06/29/15	NR	245	244,409
Fifth Third Bancorp,
Sub. Notes
4.500%	06/01/18	Baa2	250	276,763
GE Capital Bank,
Certificate of Deposit
1.350%	06/22/16	NR	245	244,235

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Commercial Banks (cont’d.)
GE Capital Retail Bank,
Certificate of Deposit
1.800%	06/22/17	NR	$245	$245,337
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	02/07/16(a)	A1	100	105,489
5.750%	01/24/22(a)	A3	150	172,781
KeyCorp,
Sr. Unsec’d. Notes, MTN
5.100%	03/24/21	Baa1	150	175,411
PNC Bank NA,
Sub. Notes
5.250%	01/15/17	A3	341	390,918
PNC Funding Corp.,
Bank Gtd. Notes
3.300%	03/08/22(a)	A3	274	293,659
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.750%	06/15/15	Ba3	115	123,479
7.750%	11/10/14	Ba3	150	166,875
Sallie Mae Bank,
Certificate of Deposit
1.750%	08/15/17	NR	250	249,840
US Bancorp,
Sr. Unsec’d. Notes, MTN
1.650%	05/15/17	Aa3	247	252,859
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.625%	12/11/17	A2	268	321,766
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes
4.875%	11/19/19	Aa2	190	216,930
Zions Bancorporation,
Sr. Unsec’d. Notes
4.000%	06/20/16	BBB-(d)	85	87,324
4.500%	03/27/17	BBB-(d)	295	304,518

				4,799,679

Commercial Services — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
9.625%	03/15/18(a)	B2	153	169,830
Lender Processing Services, Inc.,
Gtd. Notes
8.125%	07/01/16	Ba2	60	62,700
Loyola University of Chicago,
Sr. Unsec’d. Notes
3.199%	07/01/22	A2	72	73,814
PHH Corp.,
Sr. Unsec’d. Notes
9.250%	03/01/16	Ba2	135	154,912
President and Fellows of Harvard College,
Unsec’d. Notes
6.300%	10/01/37	Aaa	302	352,183

				813,439

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Computers — 0.2%
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
6.000%	09/15/41(a)	A2	$200	$210,916
International Business Machines Corp.,
Sr. Unsec’d. Notes
5.700%	09/14/17	Aa3	350	428,979
Stream Global Services, Inc.,
Sr. Sec’d. Notes
11.250%	10/01/14	B1	145	150,800

				790,695

Containers & Packaging — 0.1%
Ball Corp.,
Gtd. Notes
5.750%	05/15/21	Ba1	106	114,215
Rock-Tenn Co.,
Gtd. Notes, 144A
3.500%	03/01/20	Ba1	200	203,823

				318,038

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
2.300%	02/06/22	Aa3	300	306,677

Distribution/Wholesale — 0.1%
Glencore Funding LLC,
Gtd. Notes, 144A
6.000%	04/15/14	Baa2	300	315,278

Diversified Financial Services — 1.3%
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN
2.800%	09/19/16	A2	200	212,646
American Honda Finance Corp.,
Unsec’d. Notes, 144A
1.000%	08/11/15	A1	242	242,490
Citigroup, Inc.,
Sr. Unsec’d. Notes
5.500%	10/15/14	A3	250	269,585
6.125%	05/15/18	A3	190	224,925
Sub. Notes
5.000%	09/15/14(a)	Baa1	222	234,148
Discover Bank,
Certificate of Deposit
1.800%	06/27/17	NR	245	245,292
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	02/03/17	Baa3	200	212,559
2.500%	01/15/16	Baa3	200	202,448
General Electric Capital Corp.,
Sr. Unsec’d. Notes
5.625%	05/01/18(a)	Aa2	485	571,960
Sr. Unsec’d. Notes, MTN
4.650%	10/17/21	Aa2	100	112,077
Goldman Sachs Bank,
Certificate of Deposit
1.800%	06/27/17	NR	245	245,292
Hyundai Capital America,
Gtd. Notes, 144A
1.625%	10/02/15	Baa2	185	185,092

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Diversified Financial Services (cont’d.)
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Gtd. Notes
8.000%	01/15/18(a)	Ba3	$175	$187,688
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22	Ba3	80	82,644
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
8.500%	07/15/19	Baa2	165	189,338
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.150%	07/05/16	Aa3	324	342,691
3.250%	09/23/22(a)	A2	540	547,503
Macquarie Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
7.625%	08/13/19	A2	100	115,930
National Money Mart Co. (Canada),
Gtd. Notes
10.375%	12/15/16	B2	125	139,688
National Rural Utilities Cooperative Finance Corp.,
Sec’d. Notes
1.000%	02/02/15	A1	160	161,859
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
8.600%	08/15/19	Baa2	225	280,962
SLM Corp.,
Sr. Unsec’d. Notes, MTN
7.250%	01/25/22	Ba1	125	140,000

				5,146,817

Electric — 0.4%
AES Corp. (The),
Sr. Unsec’d. Notes
8.000%	06/01/20	Ba3	145	168,563
Ameren Corp.,
Sr. Unsec’d. Notes
8.875%	05/15/14	Baa3	150	166,855
Carolina Power & Light Co.,
First Mortgage
2.800%	05/15/22	A1	167	173,769
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
7.125%	12/01/18	A3	300	393,536
NiSource Finance Corp.,
Gtd. Notes
5.800%	02/01/42	Baa3	80	94,578
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
5.625%	11/30/17	A3	160	194,753
PacifiCorp,
First Mortgage
3.850%	06/15/21	A2	88	99,163
PPL Capital Funding, Inc.,
Gtd. Notes
4.200%	06/15/22	Baa3	70	74,609

				1,365,826

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electronics
Kemet Corp.,
Sr. Sec’d. Notes
10.500%	05/01/18	B1	$90	$91,350

Entertainment & Leisure
AMC Entertainment, Inc.,
Gtd. Notes
8.750%	06/01/19	B1	85	93,713
American Casino & Entertainment Properties LLC,
Sr. Sec’d. Notes
11.000%	06/15/14	B3	50	52,000

				145,713

Environmental Control
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22	Baa3	150	149,779

Healthcare Services — 0.1%
Cigna Corp.,
Sr. Unsec’d. Notes
5.375%	02/15/42	Baa2	95	106,431
Coventry Health Care, Inc.,
Sr. Unsec’d. Notes
5.450%	06/15/21	Baa3	100	117,071
6.300%	08/15/14	Baa3	150	163,872
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21(a)	B3	125	136,250

				523,624

Hotels & Motels — 0.1%
Wyndham Worldwide Corp.,
Sr. Unsec’d. Notes
4.250%	03/01/22	Baa3	100	102,776
7.375%	03/01/20	Baa3	100	120,481

				223,257

Insurance — 0.5%
American International Group, Inc.,
Sr. Unsec’d. Notes
8.250%	08/15/18	Baa1	420	540,082
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.400%	05/15/42	Aa2	400	411,680
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.750%	08/15/21	Baa3	100	116,299
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
6.500%	05/01/42	Baa2	150	162,380
Lincoln National Corp.,
Sr. Unsec’d. Notes
8.750%	07/01/19	Baa2	100	131,028
MetLife, Inc.,
Jr. Sub. Notes
10.750%	08/01/69	Baa2	300	445,500
Sr. Unsec’d. Notes
1.564%	12/15/22	A3	65	65,818

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Willis North America, Inc.,
Gtd. Notes
7.000%	09/29/19	Baa3	$100	$118,891

				1,991,678

Internet — 0.1%
Equinix, Inc.,
Sr. Unsec’d. Notes
8.125%	03/01/18	Ba2	118	130,980
Google, Inc.,
Sr. Unsec’d. Notes
3.625%	05/19/21	Aa2	250	281,262

				412,242

Investment Companies — 0.1%
Temasek Financial I Ltd. (Singapore),
Gtd. Notes, 144A
2.375%	01/23/23	Aaa	250	249,723

Machinery–Construction & Mining — 0.1%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
7.900%	12/15/18	A2	308	417,483

Media — 0.5%
Comcast Corp.,
Gtd. Notes
4.650%	07/15/42	Baa1	105	112,309
6.300%	11/15/17	Baa1	200	246,420
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.150%	03/15/42(a)	Baa2	275	279,778
6.375%	03/01/41	Baa2	150	175,603
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21(a)	Ba2	20	21,800
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
4.450%	01/15/43	Baa2	110	111,180
5.150%	04/30/20	Baa2	200	237,017
News America, Inc.,
Unsec’d. Notes, 144A
3.000%	09/15/22	Baa1	150	151,326
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42(a)	Baa2	35	34,905
8.750%	02/14/19	Baa2	200	272,308
Walt Disney Co. (The),
Sr. Unsec’d. Notes
2.750%	08/16/21	A2	98	103,153

				1,745,799

Metals & Mining — 0.1%
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	Baa1	175	193,685
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
1.875%	11/21/16	A1	115	119,054

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Metals & Mining (cont’d.)
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
3.550%	03/01/22	Baa3		$125	$125,126

					437,865

Multi-National — 0.3%
Corp. Andina De Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.375%	06/15/22	A1		195	211,479
International Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.500%	03/07/17	Aaa	AUD	240	260,912
International Finance Corp. (Supranational Bank),
Sr. Unsub. Notes, MTN
5.750%	07/28/20	Aaa	AUD	265	312,060
Nordic Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, MTN
4.125%	03/16/17	Aaa	NZD	232	198,510

					982,961

Oil & Gas — 1.0%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
8.700%	03/15/19	Ba1		200	268,248
Berry Petroleum Co.,
Sr. Unsec’d. Notes
10.250%	06/01/14	B2		145	162,219
Bill Barrett Corp.,
Gtd. Notes
7.625%	10/01/19(a)	B1		80	84,800
9.875%	07/15/16	B1		115	126,500
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.200%	03/11/16	A2		384	412,189
ConocoPhillips,
Gtd. Notes
5.750%	02/01/19	A1		175	217,499
EV Energy Partners LP/EV Energy Finance Corp.,
Gtd. Notes
8.000%	04/15/19	B3		160	166,000
Hornbeck Offshore Services, Inc.,
Gtd. Notes
8.000%	09/01/17	Ba3		145	156,056
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
8.625%	04/15/20	B2		100	109,500
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	Baa2		120	128,986
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.700%	02/15/23	A1		211	216,897
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21	A3		250	281,693
6.750%	01/27/41	A3		75	93,086
Petroleos Mexicanos (Mexico),
Gov’t. Gtd. Notes
1.700%	12/20/22	Baa1		179	181,058

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Oil & Gas (cont’d.)
2.000%	12/20/22	Baa1	$200	$205,300
Plains Exploration & Production Co.,
Gtd. Notes
6.625%	05/01/21(a)	B1	81	82,215
Pride International, Inc.,
Gtd. Notes
8.500%	06/15/19	Baa1	350	465,101
Sempra Energy,
Sr. Unsec’d. Notes
9.800%	02/15/19	Baa1	100	141,005
Transocean, Inc. (Cayman Islands),
Gtd. Notes
6.375%	12/15/21	Baa3	100	119,682
Weatherford International Ltd. (Bermuda),
Gtd. Notes
5.950%	04/15/42	Baa2	160	168,316

				3,786,350

Paper & Forest Products
International Paper Co.,
Sr. Unsec’d. Notes
9.375%	05/15/19	Baa3	150	202,834

Pharmaceuticals — 0.1%
Express Scripts Holding Co.,
Gtd. Notes, 144A
2.650%	02/15/17	Baa3	100	104,790
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes
1.500%	05/08/17	A1	160	162,774
Teva Pharmaceutical Finance Co. BV (Curacao),
Gtd. Notes
3.650%	11/10/21(a)	A3	120	130,082

				397,646

Pipelines — 0.4%
Copano Energy LLC/Copano Energy Finance Corp.,
Gtd. Notes
7.125%	04/01/21	B1	123	128,535
DCP Midstream LLC,
Sr. Unsec’d. Notes, 144A
4.750%	09/30/21	Baa2	100	106,106
EL Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
5.000%	10/01/21(a)	Ba1	220	242,297
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
9.700%	03/15/19	Baa3	250	330,351
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.450%	02/15/23	Baa2	160	164,732
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
8.750%	05/01/19	Baa3	150	201,698
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.650%	02/15/22	Baa2	100	107,976

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Pipelines (cont’d.)
Western Gas Partners LP,
Sr. Unsec’d. Notes
5.375%	06/01/21	Baa3	$150	$170,490

				1,452,185

Real Estate — 0.1%
ProLogis LP,
Gtd. Notes
6.625%	05/15/18	Baa2	150	179,223
Toys R Us Property Co. I LLC,
Gtd. Notes
10.750%	07/15/17	B3	40	43,600
WEA Finance LLC,
Gtd. Notes, 144A
4.625%	05/10/21	A2	200	218,338

				441,161

Real Estate Investment Trusts — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
4.700%	03/15/22(a)	Baa3	120	131,631
Brandywine Operating Partnership LP,
Gtd. Notes
7.500%	05/15/15	Baa3	100	113,134
Felcor Lodging LP,
Sr. Sec’d. Notes
10.000%	10/01/14	B2	80	91,800
Simon Property Group LP,
Sr. Unsec’d. Notes
10.350%	04/01/19	A3	250	359,769
SL Green Realty Corp./SL Green Operating Partnership/Reckson Operating Part,
Sr. Unsec’d. Notes
5.000%	08/15/18	Ba1	200	214,398
Sr. Housing Properties Trust,
Sr. Unsec’d. Notes
6.750%	04/15/20	Baa3	150	168,436
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
4.750%	06/01/21	Baa2	160	175,845

				1,255,013

Retail — 0.4%
CVS Pass-Through Trust,
Pass-Through Certificates, 144A
7.507%	01/10/32	Baa2	237	303,917
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.900%	12/01/16	Ba1	200	233,497
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22	Baa3	174	180,314
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
6.500%	08/15/37	Aa2	445	637,527

				1,355,255

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Schools — 0.1%
George Washington University (The),
Unsec’d. Notes
1.827%	09/15/17	A1	$91	$92,458
3.485%	09/15/22	A1	300	320,967

				413,425

Software — 0.1%
Microsoft Corp.,
Sr. Unsec’d. Notes
4.200%	06/01/19	Aaa	200	234,425

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
1.600%	02/15/17	A2	274	281,101
3.000%	02/15/22	A2	161	170,208
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes, 144A
7.750%	05/01/17	Baa3	225	240,188
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/39	A1	175	231,762
Frontier Communications Corp.,
Sr. Unsec’d. Notes
7.875%	01/15/27	Ba2	125	122,812
Qwest Corp.,
Sr. Unsec’d. Notes
6.750%	12/01/21	Baa3	175	210,302
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
8.750%	11/01/18	A3	297	414,659
Virgin Media Finance PLC (United Kingdom), Gtd. Notes
8.375%	10/15/19	Ba2	100	113,750
Windstream Corp., Gtd. Notes
7.000%	03/15/19(a)	Ba3	100	102,000

				1,886,782

Transportation — 0.4%
Burlington Northern and Santa Fe Railway Co.,
Pass-Through Certificates
4.830%	01/15/23	Aa2	326	363,179
5.720%	01/15/24	Aa2	106	125,617
CSX Transportation, Inc., Gtd. Notes
6.251%	01/15/23	A2	240	294,512
Ship Finance International Ltd. (Bermuda), Gtd. Notes
8.500%	12/15/13	B3	100	100,000
Union Pacific Railroad Co.,
Pass-Through Certificates
8.000%	01/10/21	Aa3	329	391,170
United Parcel Service, Inc.,
Sr. Unsec’d. Notes
2.450%	10/01/22	Aa3	113	114,031

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)
Transportation (cont’d.)
Vessel Management Services, Inc.,
Gov’t. Gtd. Notes
3.477%	01/16/37	NR		$176	$183,647

					1,572,156

TOTAL CORPORATE BONDS (cost $36,004,592)					36,850,336

FOREIGN GOVERNMENT BONDS — 0.8%
Australia Government Bond (Australia),
Sr. Unsec’d. Notes
4.250%	07/21/17	Aaa	AUD	596	666,132
Canadian Government Bond (Canada),
Unsec’d. Notes
1.000%	02/01/15	Aaa	CAD	255	258,797
Malaysia Government Bond (Malaysia),
Unsec’d. Notes
3.580%	09/28/18	NR	MYR	900	297,193
New South Wales Treasury Corp. (Australia),
Gov’t. Gtd. Notes
4.000%	02/20/17	Aaa	AUD	272	291,533
New Zealand Government (New Zealand),
Sr. Unsec’d. Notes
6.000%	12/15/17	Aaa	NZD	800	762,903
Queensland Treasury Corp. (Australia),
Gov’t. Gtd. Notes
6.000%	02/21/18	Aa1	AUD	254	294,505
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
12.500%	01/05/22	Baa3	BRL	425	313,417
South Africa Government Bond (South Africa),
Unsec’d. Notes
6.250%	03/31/36	A3	ZAR	3,150	304,402

TOTAL FOREIGN GOVERNMENT BONDS (cost $3,060,417)					3,188,882

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.3%
Fannie Mae,
Series 2012-75, Class DI, IO
5.500%(c)	09/25/41	Aaa		1,082	121,094
Fannie Mae REMICS,
Series 2005-69, Class AG
5.000%	08/25/35	Aaa		198	224,998
Freddie Mac REMICS,
Series 2934, Class HI, IO
5.000%	02/15/20	Aaa		181	19,137
Series 3634, Class BA
4.500%	08/15/27	Aaa		50	51,851
Series 3954, Class PD
2.000%	07/15/41	Aaa		174	176,026
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-16, Class 5A3
5.367%(c)	11/25/34	Ba2		74	74,537
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 3A1
6.118%(c)	09/25/37	B2		131	134,085

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Mortgage Backed Securities Trust,
Series 2005-AR14, Class A1
5.341%(c)	08/25/35	B1	$176	$177,296

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $979,125)				979,024

U.S. GOVERNMENT AGENCY OBLIGATIONS — 9.9%
Federal Farm Credit Banks
0.242%(c)	09/22/15		1,784	1,782,239
0.271%	01/17/17		200	199,784
Federal Home Loan Banks
0.700%	11/17/15		970	970,029
0.710%	11/17/15		825	825,021
1.240%	05/22/17		220	220,011
1.950%	05/03/19		60	60,341
2.590%	06/06/22		149	148,766
2.620%	05/23/22		220	220,026
3.240%	06/11/27		225	225,028
5.500%	07/15/36		1,065	1,475,553
Federal Home Loan Mortgage Corp.
2.000%	03/08/27		267	268,418
3.500%	04/01/32-07/01/32		463	498,720
5.625%	11/23/35		1,423	1,637,556
Federal National Mortgage Assoc.
0.750%	02/24/15		115	115,751
1.500%	06/05/17		49	49,100
2.500%	09/13/22		530	532,762
3.000%	12/01/26-06/01/42		1,535	1,624,800
3.000%	TBA		847	894,114
3.500%	02/01/41-05/01/42		3,724	4,002,199
4.000%	12/01/40-04/01/42		7,135	7,709,908
4.500%	05/01/40-07/01/41		3,553	3,877,035
5.000%	02/01/36-02/01/38		2,851	3,117,597
5.380%	11/13/28		346	380,549
5.500%	08/01/37		694	765,633
6.000%	04/18/36		3,070	3,586,724
6.210%	08/06/38		144	215,215
Government National Mortgage Assoc.
4.000%	11/15/24		679	737,655
Tennessee Valley Authority
5.250%	09/15/39		495	656,183
5.880%	04/01/36		489	688,506
5.980%	04/01/36		106	149,018

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $37,160,432)				37,634,241

U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds
3.125%	11/15/41		300	319,594
U.S. Treasury Inflationary Indexed Bonds, TIPS
0.500%	04/15/15		840	933,138
0.625%	04/15/13		1,484	1,624,138
1.250%	04/15/14		838	943,338
1.875%	07/15/13		234	300,539
U.S. Treasury Notes
1.000%	08/31/19(a)		2,400	2,394,000

Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. TREASURY OBLIGATIONS (Continued)
1.625%	08/15/22		$4,000	$3,995,624
1.875%	04/30/14		2,750	2,821,220
2.125%	08/15/21		2,750	2,908,983

TOTAL U.S. TREASURY OBLIGATIONS (cost $16,185,464)				16,240,574

TOTAL LONG-TERM INVESTMENTS (cost $344,521,649)				356,999,350

		Shares
SHORT-TERM INVESTMENTS — 14.2%
AFFILIATED MONEY MARKET MUTUAL FUND — 14.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $53,695,160; includes $25,977,788 of cash collateral received for securities on loan)(b)(w)			53,695,160	53,695,160

		Principal Amount (000)#
FOREIGN TREASURY OBLIGATION(n) — 0.1%
Canadian Treasury Bills (cost $357,136)
1.150%	03/14/13	CAD	360	364,511

TOTAL SHORT-TERM INVESTMENTS (cost $54,052,296)				54,059,671

TOTAL INVESTMENTS — 108.1% (cost $398,573,945)				411,059,021
Liabilities in excess of other assets(x) — (8.1)%				(30,870,275)

NET ASSETS — 100.0%				$380,188,746

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
IO	Interest Only
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
QMTF	Quote Multilateral Trading Facility
PRFC	Preference Shares
REMICS	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
BRL	Brazilian Real

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

CAD	Canadian Dollar
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $25,196,046; cash collateral of $25,977,788 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)

Australian Dollar, Expiring 12/07/12	Bank of New York Mellon	AUD	1,727	$1,777,168	$1,780,434	$(3,266)
Canadian Dollar, Expiring 11/23/12	Toronto Dominion	CAD	490	491,531	497,786	(6,255)
New Zealand Dollar, Expiring 11/13/12	Bank of New York Mellon	NZD	1,172	943,500	967,910	(24,410)

				$3,212,199	$3,246,130	$(33,931)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange risk exposure as of September 30, 2012.

AST NEW DISCOVERY ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$231,116,291	$20,691,209	$—
Exchange Traded Funds	2,022,795	—	—
Preferred Stock	389,090	—	—
Asset-Backed Securities	—	1,383,332	—
Certificates of Deposit	—	983,154	—
Commercial Mortgage-Backed Securities	—	5,225,237	295,185
Corporate Bonds	—	36,850,336	—
Foreign Government Bonds	—	3,188,882	—
Foreign Treasury Obligation	—	364,511	—
Residential Mortgage-Backed Securities	—	979,024	—
U.S. Government Agency Obligations	—	37,634,241	—
U.S. Treasury Obligations	—	16,240,574	—
Affiliated Money Market Mutual Fund	53,695,160	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(33,931)	—

Total	$287,223,336	$123,506,569	$295,185

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 90.5%
Argentina — 0.6%
Arcos Dorados Holdings, Inc. (Class A Stock)(a)	41,300	$637,259
Banco Macro SA, ADR*	43,690	619,524
BBVA Banco Frances SA, ADR*	54,800	224,680
Cresud SACIF y A, ADR(a)	145,601	1,189,560
Grupo Financiero Galicia SA, ADR(a)	106,030	613,914
IRSA Inversiones y Representaciones SA, ADR	26,280	183,697
MercadoLibre, Inc	18,900	1,560,195
Pampa Energia SA, ADR*	44,400	163,836
Petrobras Argentina SA (Class B Stock)*(g)	96,144	59,559
Petrobras Argentina SA, ADR*	162,544	1,493,779
Telecom Argentina SA, ADR	113,730	1,138,437
Transportadora de Gas del Sur SA, ADR*	68,030	108,848

		7,993,288

Botswana — 0.4%
Barclays Bank of Botswana Ltd.(g)	272,230	248,968
Botswana Insurance Holdings Ltd.(g)	425,050	571,987
First National Bank of Botswana(g)	2,827,716	1,108,323
Letshego Holdings Ltd.(g)	8,368,728	1,530,724
Sechaba Breweries Ltd.(g)	464,634	941,525
Standard Chartered Bank Botswana Ltd.(g)	245,110	313,831

		4,715,358

Brazil — 3.1%
All America Latina Logistica SA	188,000	772,495
Banco Bradesco SA, ADR	20,600	331,042
Banco do Brasil SA	115,475	1,412,643
Banco Santander Brasil SA	136,200	999,035
BM&FBOVESPA SA	258,799	1,558,730
BR Malls Participacoes SA	59,500	819,161
BR Properties SA	48,500	630,398
BRF - Brasil Foods SA	110,760	1,898,587
Brookfield Incorporacoes SA	226,200	435,161
CCR SA	241,000	2,144,600
CETIP SA - Mercados Organizados	35,500	464,578
Cia de Saneamento Basico do Estado de Sao Paulo	27,000	1,098,646
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	3,200	259,872
Cia de Saneamento de Minas Gerais-COPASA	17,400	395,250
Cia Energetica de Minas Gerais, ADR	86,450	1,047,774
Cia Hering	25,600	572,172
Cia Paranaense de Energia, ADR	15,400	252,868
Cia Siderurgica Nacional SA	93,300	527,883
Cielo SA	100,880	2,514,971
Cosan SA Industria e Comercio	26,500	483,137
CPFL Energia SA	44,100	485,105
CPFL Energia SA, ADR	13,800	302,358
Cyrela Brazil Realty SA Empreendimentos e Participacoes	58,900	503,799
Diagnosticos da America SA	76,200	455,565
EcoRodovias Infrastructura e Logistica SA	65,600	566,932
EDP - Energias do Brasil SA	69,000	432,941
Embraer SA	72,000	479,822
Embraer SA, ADR	31,600	841,192
Even Construtora e Incorporadora SA	64,600	249,191
Hypermarcas SA*	83,000	603,487

	Shares	Value
COMMON STOCKS (Continued)
Brazil (cont’d.)
Iochpe-Maxion SA	42,600	$558,544
JBS SA*	135,967	446,013
Light SA	23,000	267,298
Localiza Rent a Car SA	47,000	814,226
Lojas Renner SA	22,500	746,948
Marfrig Alimentos SA*	85,440	501,113
MRV Engenharia e Participacoes SA	104,900	621,457
Multiplan Empreendimentos Imobiliarios SA	13,200	388,073
Natura Cosmeticos SA	43,900	1,188,857
OGX Petroleo e Gas Participacoes SA*	243,700	744,113
Oi SA	15,858	76,503
Oi SA, ADR	74,100	297,882
PDG Realty SA Empreendimentos e Participacoes	251,300	476,010
Petroleo Brasileiro SA, ADR(a)	176,800	3,901,976
Qualicorp SA*	55,600	534,813
Souza Cruz SA	74,900	1,003,839
Tim Participacoes SA	238,033	915,850
Totvs SA	62,700	1,298,692
Tractebel Energia SA	46,500	732,852
Ultrapar Participacoes SA	50,800	1,136,657
Vigor Alimentos SA(g)	7,233	24,975
Weg SA	105,800	1,241,575

		41,457,661

Bulgaria — 0.1%
CB First Investment Bank AD*(g)	155,563	160,065
Central Cooperative Bank AD*(g)	87,402	31,585
Chimimport AD*(g)	265,946	112,183
Corporate Commercial Bank AD*(g)	3,940	208,397
Industrial Holding Bulgaria PLC*(g)	72,512	35,066
MonBat AD(g)	48,227	155,238
Olovno Tzinkov Komplex AD*(g)	9,086	2,746
Petrol AD*(g)	90,727	268,256
Sopharma AD Sofia(g)	197,237	311,028

		1,284,564

Chile — 3.3%
Administradora de Fondos de Pensiones Provida SA, ADR	4,700	429,956
AES Gener SA	955,600	578,799
Aguas Andinas SA	899,200	603,176
Almendral SA(g)	2,494,900	362,914
Antarchile SA	33,100	536,606
Banco de Chile	23,859,012	3,335,282
Banco de Credito e Inversiones	27,363	1,725,827
Banco Santander Chile	37,036,350	2,619,520
Banmedica SA	148,000	297,030
Besalco SA	328,200	589,148
CAP SA	33,150	1,155,201
Cencosud SA	382,322	2,315,774
Cia Cervecerias Unidas SA, ADR(a)	10,900	777,497
Cia General de Electricidad SA(g)	91,310	404,239
Cia Sud Americana de Vapores SA*	1,975,000	197,479
Colbun SA*	2,973,750	838,618
CorpBanca SA	71,215,800	858,913
E.CL SA	168,600	411,699
Embotelladora Andina SA (Class B Stock), ADR	23,250	798,172
Empresa Nacional de Telecomunicaciones SA	1,192,300	1,928,970

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chile (cont’d.)
Empresas CMPC SA	525,220	$2,068,106
Empresas COPEC SA	212,150	3,126,993
Empresas La Polar SA*	274,550	117,663
Enersis SA	3,656,700	1,194,334
Enersis SA, ADR	10,400	170,456
ENTEL Chile SA	38,750	807,521
Forus SA	48,000	237,010
Inversiones Aguas Metropolitanas SA	126,600	229,190
Lan Airlines SA, ADR(a)	94,950	2,400,336
Latam Airlines Group SA, BDR	21,870	544,903
Masisa SA	1,801,650	180,792
Parque Arauco SA	338,100	697,120
Quinenco SA	97,600	270,609
Ripley Corp. SA	603,700	571,666
SACI Falabella	396,550	4,004,123
Salfacorp SA	330,000	785,433
Sigdo Koppers SA	388,719	945,677
Sociedad Matriz SAAM SA	2,205,812	237,159
Sociedad Quimica y Minera de Chile SA, ADR	42,500	2,619,700
Sonda SA	358,925	1,078,250
Vina Concha y Toro SA	238,950	499,168
Vina Concha y Toro SA, ADR	2,800	116,564

		43,667,593

China — 9.8%
AAC Technologies Holdings, Inc.	200,000	719,101
Agricultural Bank of China Ltd. (Class H Stock)	3,871,000	1,497,692
Air China Ltd. (Class H Stock)	846,000	528,944
Aluminum Corp. of China Ltd. (Class H Stock)*	1,066,000	434,701
Anhui Conch Cement Co. Ltd. (Class H Stock)	261,500	808,563
AsiaInfo-Linkage, Inc.*(a)	26,200	306,802
AviChina Industry & Technology Co. Ltd. (Class H Stock)	692,000	261,969
Baidu, Inc., ADR*	55,900	6,530,238
Bank of China Ltd. (Class H Stock)	8,308,000	3,144,818
Bank of Communications Co. Ltd. (Class H Stock)	1,119,800	755,328
BBMG Corp. (Class H Stock)	342,000	260,090
Beijing Capital International Airport Co. Ltd. (Class H Stock)	732,000	488,903
Beijing Enterprises Holdings Ltd.	125,000	831,686
Brilliance China Automotive Holdings Ltd.*	842,000	922,707
BYD Co. Ltd. (Class H Stock)*	194,000	336,789
Chaoda Modern Agriculture Holdings Ltd.*	821,520	—
China Agri-Industries Holdings Ltd.	804,000	451,987
China CITIC Bank Corp. Ltd. (Class H Stock)	1,685,000	794,493
China Coal Energy Co. Ltd. (Class H Stock)	964,000	874,378
China Communications Construction Co. Ltd. (Class H Stock)	984,000	793,005
China Communications Services Corp. Ltd. (Class H Stock)	638,000	367,828
China Construction Bank Corp. (Class H Stock)	9,931,670	6,849,776
China COSCO Holdings Co. Ltd. (Class H Stock)*	1,014,500	411,889
China Everbright International Ltd.	578,000	304,128

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Everbright Ltd.	172,000	$214,377
China High Speed Transmission Equipment Group Co. Ltd.*	619,000	180,845
China International Marine Containers Group Co. Ltd. (Class B Stock)	185,700	230,637
China Life Insurance Co. Ltd. (Class H Stock)	1,073,000	3,088,685
China Longyuan Power Group Corp. (Class H Stock)	701,000	459,388
China Mengniu Dairy Co. Ltd.	392,000	1,171,051
China Merchants Bank Co. Ltd. (Class H Stock)	574,769	960,770
China Merchants Holdings International Co. Ltd.	258,000	790,698
China Minsheng Banking Corp Ltd. (Class H Stock)	863,000	677,359
China Mobile Games & Entertainment Group Ltd., ADR*	1,038	14,235
China Mobile Ltd.	1,259,000	13,957,164
China National Building Material Co. Ltd. (Class H Stock)	516,000	565,180
China Oilfield Services Ltd. (Class H Stock)	324,000	586,748
China Overseas Land & Investment Ltd.	636,720	1,604,669
China Pacific Insurance Group Co. Ltd. (Class H Stock)	171,400	515,240
China Petroleum & Chemical Corp. (Class H Stock)	2,926,000	2,714,117
China Railway Group Ltd. (Class H Stock)	1,043,000	453,410
China Resources Enterprise Ltd.	406,000	1,350,986
China Resources Land Ltd.	324,000	708,333
China Resources Power Holdings Co. Ltd.	479,400	1,048,492
China Shanshui Cement Group Ltd.	551,000	355,742
China Shenhua Energy Co. Ltd. (Class H Stock)	612,500	2,366,762
China Shineway Pharmaceutical Group Ltd.	200,000	286,553
China Shipping Container Lines Co. Ltd. (Class H Stock)*	1,105,000	223,237
China Shipping Development Co. Ltd. (Class H Stock)	590,000	243,785
China Taiping Insurance Holdings Co. Ltd.*	201,800	314,882
China Telecom Corp. Ltd. (Class H Stock)	3,250,000	1,878,088
China Unicom Hong Kong Ltd.	1,292,052	2,105,541
China Vanke Co. Ltd. (Class B Stock)	337,400	422,855
China Yurun Food Group Ltd.*	389,000	277,767
Chongqing Changan Automobile Co. Ltd. (Class B Stock)	743,904	274,285
CITIC Pacific Ltd.	343,000	409,570
CNOOC Ltd.	2,665,000	5,410,856
COSCO Pacific Ltd.	498,000	692,819
Country Garden Holdings Co.*	1,021,831	396,185
Ctrip.com International Ltd., ADR*(a)	90,700	1,531,016
Datang International Power Generation Co. Ltd. (Class H Stock)	892,000	298,436
Dongfang Electric Corp. Ltd. (Class H Stock)	259,600	352,035
Dongfeng Motor Group Co. Ltd. (Class H Stock)	716,000	832,021
Evergrande Real Estate Group Ltd.	746,000	292,223
Focus Media Holding Ltd., ADR	41,500	971,100
Golden Eagle Retail Group Ltd.	242,000	471,675
Guangdong Investment Ltd.	756,000	597,216

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Guangzhou Automobile Group Co. Ltd. (Class H Stock)	717,909	$469,647
Home Inns & Hotels Management, Inc., ADR*(a)	30,000	744,000
Huaneng Power International, Inc. (Class H Stock)	1,074,000	814,269
Industrial & Commercial Bank of China Ltd. (Class H Stock)	8,551,000	5,017,557
Inner Mongolia Yitai Coal Co. (Class B Stock)	100,892	544,615
Jiangsu Expressway Co. Ltd. (Class H Stock)	274,000	226,180
Jiangxi Copper Co. Ltd. (Class H Stock)	305,000	765,654
Kingboard Chemical Holdings Ltd.	137,500	328,136
Kunlun Energy Co. Ltd.	612,000	1,067,131
Lenovo Group Ltd.	1,040,000	857,377
Li Ning Co. Ltd.*	367,000	194,459
Maanshan Iron & Steel (Class H Stock)*	1,180,000	274,913
Mindray Medical International Ltd., ADR	21,600	725,976
NetEase, Inc., ADR*(a)	14,700	825,258
New Oriental Education & Technology Group, Inc., ADR(a)	240,600	4,010,802
Nine Dragons Paper Holdings Ltd.	733,000	365,984
NVC Lighting Holdings Ltd.	2,203,000	497,410
Parkson Retail Group Ltd.	493,500	413,368
PetroChina Co. Ltd. (Class H Stock)	3,812,000	4,928,245
PICC Property & Casualty Co. Ltd. (Class H Stock)	472,000	575,085
Ping An Insurance (Group) Co. of China Ltd. (Class H Stock)	253,500	1,896,613
Poly (Hong Kong) Investments Ltd.*	323,000	171,944
Ports Design Ltd.	432,500	332,683
Real Gold Mining Ltd.	209,000	—
Semiconductor Manufacturing International Corp.*	10,292,000	377,511
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	648,000	832,764
Shanghai Electric Group Co. Ltd. (Class H Stock)	1,012,000	358,099
Shanghai Haixin Group Co. (Class B Stock)*	451,500	176,988
Shanghai Industrial Holdings Ltd.	155,000	458,582
Shimao Property Holdings Ltd.	199,500	340,946
Sihuan Pharmaceutical Holdings Group Ltd.	988,000	358,596
SINA Corp.*	13,900	899,052
Sino Biopharmaceutical Ltd.	1,232,000	452,444
Sino-Ocean Land Holdings Ltd.	701,000	394,494
Sinopharm Group Co. Ltd. (Class H Stock)	245,200	782,693
Soho China Ltd.	315,000	193,878
Sohu.com, Inc.*(a)	17,100	719,739
Tencent Holdings Ltd.	186,200	6,303,929
Tingyi Cayman Islands Holding Corp.	468,000	1,403,430
Tsingtao Brewery Co. Ltd. (Class H Stock)	106,000	582,673
VODone Ltd.	2,076,800	186,531
Want Want China Holdings Ltd.	1,833,400	2,333,843
Weichai Power Co. Ltd. (Class H Stock)	162,000	493,438
Wumart Stores, Inc. (Class H Stock)	137,000	204,198
WuXi PharmaTech Cayman, Inc., ADR*	26,200	391,166
Yandex NV*	46,500	1,121,115
Yangzijiang Shipbuilding Holdings Ltd.	635,000	504,264

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
Yantai Changyu Pioneer Wine Co. Ltd. (Class B Stock)	108,690	$535,462
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	496,000	747,003
Zhaojin Mining Industry Co. Ltd. (Class H Stock)	160,000	289,795
Zhejiang Expressway Co. Ltd. (Class H Stock)	374,000	260,007
Zhongsheng Group Holdings Ltd.	270,000	336,038
Zijin Mining Group Co. Ltd. (Class H Stock)	1,492,000	597,830
Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (Class H Stock)	270,400	304,527
ZTE Corp. (Class H Stock)	138,808	221,436

		130,182,625

Colombia — 1.5%
Almacenes Exito SA	134,658	2,237,099
Banco Davivienda SA	35,300	425,614
Banco de Bogota SA(g)	32,477	915,244
BanColombia SA, ADR	43,600	2,603,356
Cementos Argos SA	133,200	578,752
Corporacion Financiera Colombiana	35,214	680,889
Ecopetrol SA	1,167,200	3,437,185
Empresa de Energia de Bogota SA	1,075,300	728,906
Grupo Aval Acciones y Valores(g)	1,531,200	1,020,928
Grupo de Inversiones Suramericana SA	72,900	1,242,695
Grupo Nutresa SA	149,382	1,801,108
Grupo Odinsa SA(g)	88,868	459,209
Interconexion Electrica SA ESP	314,900	1,698,923
Inversiones Argos SA	82,900	921,226
Isagen SA ESP	708,100	979,661
Tableros y Maderas de Caldas SA(g)	20,421,700	113,468
Textiles Fabricato Tejicondor SA*	4,281,100	221,218

		20,065,481

Croatia — 0.4%
Atlantska Plovidba dd*(g)	2,227	90,693
Dalekovod dd*(g)	9,170	189,202
Ericsson Nikola Tesla(g)	2,615	530,477
Hrvatski Telekom dd(g)	62,945	2,215,470
Koncar-Elektroindustrija dd(g)	2,810	282,581
Petrokemija dd*(g)	14,297	556,382
Podravka dd*(g)	14,200	609,998
Zagrebacka Banka dd(g)	55,500	369,516

		4,844,319

Czech Republic — 1.5%
CEZ A/S	204,550	7,632,256
Komercni Banka A/S	27,900	5,566,636
New World Resources PLC (Class A Stock)	287,600	1,295,254
Pegas Nonwovens SA(g)	32,637	797,495
Philip Morris CR A/S(g)	1,500	869,320
Telefonica 02 Czech Republic A/S	121,800	2,462,543
Unipetrol A/S*(g)	229,100	2,002,679

		20,626,183

Egypt — 0.2%
Orascom Telecom Holding SAE, GDR*	840,000	2,604,840

Estonia — 0.3%
AS Nordecon International*(g)	60,000	91,753

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Estonia (cont’d.)
Merko Ehitus A/S*(g)	32,608	$252,255
Olympic Entertainment Group A/S(g)	350,536	671,180
Tallink Group Ltd.*(g)	2,334,200	2,045,702
Tallinna Kaubamaja A/S(g)	88,428	648,852
Tallinna Vesi A/S (Class A Stock)(g)	21,500	237,329

		3,947,071

Ghana — 0.1%
CAL Bank Ltd.(g)	1,140,075	192,326
Ghana Commercial Bank Ltd.(g)	1,190,800	1,255,522
Standard Chartered Bank/Ghana(g)	13,000	291,265

		1,739,113

Hungary — 1.6%
Egis Pharmaceuticals PLC	9,054	718,175
Magyar Telekom Telecommunications PLC	1,395,940	2,673,824
MOL Hungarian Oil and Gas PLC	72,330	5,988,317
OTP Bank PLC	370,400	6,502,129
Richter Gedeon Nyrt(g)	29,300	5,123,615

		21,006,060

India — 6.8%
ACC Ltd.	16,000	444,992
Adani Enterprises Ltd.*	170,400	648,714
Adani Power Ltd.*	366,900	368,450
Ambuja Cements Ltd.	204,200	780,272
Amtek Auto Ltd.	78,090	130,976
Apollo Hospitals Enterprise Ltd.	29,000	402,052
Asian Paints Ltd.	8,900	663,327
Axis Bank Ltd.	52,500	1,127,401
Bajaj Auto Ltd.	22,500	780,003
Bank of Baroda	38,800	585,852
Bank of India	72,600	427,427
Bharat Heavy Electricals Ltd.	173,900	812,364
Bharti Airtel Ltd.*	646,680	3,250,703
Bosch Ltd.	2,600	429,773
Cairn India Ltd.*	126,780	794,753
Canara Bank	30,000	245,252
Cipla Ltd.	87,910	631,068
Coal India Ltd.	160,400	1,089,795
Colgate-Palmolive India Ltd.	9,600	219,970
Crompton Greaves Ltd.	144,000	343,344
Dabur India Ltd.	93,400	226,046
DLF Ltd.	136,730	602,538
Dr. Reddy’s Laboratories Ltd.	24,800	770,837
Essar Oil Ltd.*	157,350	150,429
GAIL India Ltd.*	175,600	1,271,975
Glaxosmithkline Pharmaceuticals Ltd.	4,500	168,752
Glenmark Pharmaceuticals Ltd.	33,390	266,130
Godrej Consumer Products Ltd.	26,000	329,902
Gujarat State Petronet Ltd.*	263,000	401,536
HCL Technologies Ltd.	58,300	636,523
HDFC Bank Ltd.	44,000	524,231
HDFC Bank Ltd., ADR(a)	78,650	2,955,667
Hero Honda Motors Ltd.	22,100	786,841
Hindalco Industries Ltd.	315,600	719,672
Hindustan Unilever Ltd.	258,000	2,665,041
Housing Development & Infrastructure Ltd.*	264,057	484,990
Housing Development Finance Corp.	272,300	3,988,915
ICICI Bank Ltd., ADR(a)	75,280	3,021,739
Idea Cellular Ltd.*	426,760	688,873

	Shares	Value
COMMON STOCKS (Continued)
India (cont’d.)
IFCI Ltd.*	872,900	$512,323
Indiabulls Infrastructure and Power Ltd.	474,655	58,044
Indiabulls Real Estate Ltd.	406,800	443,816
Indian Oil Corp. Ltd.*	141,000	669,646
Infosys Ltd., ADR(a)	161,330	7,830,958
Infrastructure Development Finance Co. Ltd.	320,670	935,852
ITC Ltd.	421,640	2,172,313
Jaiprakash Associates Ltd.	344,305	534,864
Jindal Steel & Power Ltd.*	127,060	1,026,466
JSW Energy Ltd.	299,700	343,952
JSW Steel Ltd.	45,300	649,193
Jubilant Foodworks Ltd.*	13,400	347,857
Kotak Mahindra Bank Ltd.	65,058	798,797
Larsen & Toubro Ltd., GDR	43,062	1,301,118
LIC Housing Finance Ltd.	91,600	489,211
Lupin Ltd.	49,799	562,149
Mahindra & Mahindra Ltd., GDR	71,660	1,150,143
Maruti Suzuki India Ltd.	23,290	595,570
Mundra Port & Special Economic Zone Ltd.*	219,700	529,508
Nestle India Ltd.	9,000	751,115
NHPC Ltd.	810,100	295,994
NTPC Ltd.*	720,500	2,296,556
Oil & Natural Gas Corp. Ltd.*	523,620	2,786,320
Oil India Ltd.	25,500	237,168
Oracle Financial Services Software Ltd.*	7,000	399,161
Piramal Healthcare Ltd.	20,147	177,310
Power Grid Corp. of India Ltd.*	628,590	1,434,612
Ranbaxy Laboratories Ltd., GDR*	33,030	322,208
Reliance Capital Ltd.*	48,100	391,776
Reliance Communications Ltd.*	464,000	569,287
Reliance Industries Ltd., GDR	185,200	5,830,096
Reliance Infrastructure Ltd.	83,250	845,523
Reliance Power Ltd.*	412,547	766,822
Rural Electrification Corp. Ltd.*	156,400	645,693
Satyam Computer Services Ltd.*	309,000	648,267
Sesa Goa Ltd.	137,100	443,802
Siemens India Ltd.	36,400	488,473
State Bank of India, GDR	15,438	1,329,984
Steel Authority of India Ltd.*	221,400	357,924
Sterlite Industries India Ltd.	296,720	559,055
Sun Pharmaceutical Industries Ltd.	126,250	1,661,151
Sun TV Network Ltd.*	70,100	463,216
Suzlon Energy Ltd.*	890,100	298,832
Tata Communications Ltd.	48,000	221,467
Tata Consultancy Services Ltd.	137,060	3,363,286
Tata Motors Ltd., ADR	49,890	1,281,175
Tata Power Co. Ltd.	502,600	1,017,669
Tata Steel Ltd.	91,390	692,878
Titan Industries Ltd.	122,700	606,622
Ultra Tech Cement Ltd.	20,800	774,758
Unitech Ltd.*	673,490	309,095
United Phosphorus Ltd.*	85,000	211,603
Videocon Industries Ltd.	38,300	124,440
Wipro Ltd.	162,433	1,170,023
Yes Bank Ltd.	73,700	533,041
Zee Entertainment Enterprises Ltd.	172,100	635,878

		90,731,185

Indonesia — 3.2%
Adaro Energy Tbk PT	8,286,600	1,292,866
AKR Corporindo Tbk PT	1,670,000	738,223

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Indonesia (cont’d.)
Astra Agro Lestari Tbk PT	207,000	$473,191
Astra International Tbk PT	5,258,500	4,053,059
Bakrie and Brothers Tbk PT*(g)	88,587,500	462,109
Bakrie Sumatera Plantations Tbk PT	21,171,500	305,478
Bakrie Telecom Tbk PT*	9,370,000	73,345
Bank Central Asia Tbk PT	4,341,000	3,572,510
Bank Danamon Indonesia Tbk PT	952,000	619,957
Bank Mandiri Persero Tbk PT	2,501,000	2,134,128
Bank Negara Indonesia Persero Tbk PT	1,958,000	799,660
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,515,200	402,308
Bank Rakyat Indonesia Persero Tbk PT	2,947,000	2,284,129
Bank Tabungan Negara Tbk PT	1,200,100	179,872
Barito Pacific Tbk PT*	1,361,500	69,506
Berlian Laju Tanker Tbk PT*(g)	6,511,500	66,680
Borneo Lumbung Energi & Metal Tbk PT*	2,017,000	113,169
Bumi Resources Tbk PT	8,198,000	621,014
Bumi Serpong Damai PT	2,500,000	293,669
Charoen Pokphand Indonesia Tbk PT	2,493,500	784,304
Delta Dunia Makmur Tbk PT*	4,597,100	119,472
Energi Mega Persada Tbk PT*	49,757,000	464,936
Gudang Garam Tbk PT	199,000	961,656
Indika Energy Tbk PT	2,277,000	383,469
Indo Tambangraya Megah Tbk PT	252,500	1,107,785
Indocement Tunggal Prakarsa Tbk PT	795,000	1,684,444
Indofood CBP Sukses Makmur Tbk PT	449,000	297,400
Indofood Sukses Makmur Tbk PT	1,320,500	777,383
Indosat Tbk PT	783,500	440,690
International Nickel Indonesia Tbk PT	2,200,000	674,115
Jasa Marga PT	1,224,000	746,499
Kalbe Farma Tbk PT	2,098,500	1,027,110
Lippo Karawaci Tbk PT	7,070,500	729,189
Perusahaan Gas Negara Tbk PT	5,134,000	2,206,619
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,026,500	515,963
Semen Gresik Persero Tbk PT	1,240,000	1,867,101
Tambang Batubara Bukit Asam Tbk PT	475,000	801,197
Telekomunikasi Indonesia Tbk PT	4,364,500	4,284,292
Unilever Indonesia Tbk PT	324,500	881,334
United Tractors Tbk PT	941,000	2,026,315
Xl Axiata Tbk PT	1,177,300	815,031

		42,151,177

Jordan — 0.6%
Arab Bank PLC(g)	338,640	3,425,874
Arab Potash Co.(g)	22,363	1,510,352
Cairo Amman Bank(g)	107,158	381,545
Capital Bank of Jordan*(g)	192,403	304,474
Jordan Petroleum Refinery Co.*(g)	75,400	611,510
Jordan Phosphate Mines	13,580	242,723
Jordan Steel	33,358	71,170
Jordan Telecom(g)	110,800	782,762
Jordanian Electric Power Co.(g)	107,467	435,790
Royal Jordanian Airlines*(g)	211,200	155,173
Taameer Jordan Holdings PSC*(g)	404,950	108,711
Union Investment Corp.*(g)	239,400	287,517

		8,317,601

Kazakhstan — 0.6%
Eurasian Natural Resources Corp. PLC	261,400	1,303,053

	Shares	Value
COMMON STOCKS (Continued)
Kazakhstan (cont’d.)
Halyk Savings Bank of Kazakhstan JSC, GDR*	253,891	$1,777,237
Kazakhmys PLC	146,400	1,637,121
Kazkommertsbank JSC, GDR*(g)	274,500	685,976
KazMunaiGas Exploration Production, GDR	123,600	2,280,420

		7,683,807

Kenya — 0.7%
Athi River Mining Ltd.(g)	115,000	296,600
Bamburi Cement Co. Ltd.(g)	123,000	246,577
Barclays Bank of Kenya Ltd.(g)	5,641,100	965,534
Co-operative Bank of Kenya Ltd. (Class L Stock)(g)	4,062,720	566,780
East African Breweries Ltd.	973,900	2,660,243
Equity Bank Ltd.(g)	2,683,100	731,326
Kenya Airways Ltd.(g)	628,600	88,431
Kenya Commercial Bank Ltd.	2,133,540	687,835
Kenya Electricity Generating Co. Ltd.(g)	1,664,200	171,688
Kenya Power & Lighting Co. Ltd.(g)	4,123,805	848,450
Mumias Sugar Co. Ltd.(g)	3,107,800	234,998
Safaricom Ltd.(g)	33,179,700	1,594,804
Standard Chartered Bank Kenya Ltd.(g)	84,127	204,153

		9,297,419

Kuwait — 1.3%
Agility	265,000	489,062
Al Ahli Bank of Kuwait(g)	234,937	534,802
Al-Qurain Petrochemicals Co.(g)	600,000	404,617
Aviation Lease and Finance Co. KSCC	230,000	286,324
Boubyan Petrochemicals Co.	427,500	836,297
Burgan Bank	227,252	420,313
Combined Group Contracting Co.	32,835	163,303
Commercial Bank of Kuwait SAK*	210,000	522,853
Commercial Facilities Co.	170,000	202,444
Gulf Bank KSC*	525,000	821,371
Gulf Cable & Electrical Industries Co.	67,500	272,440
Kuwait Cement Co.(g)	147,000	216,984
Kuwait Finance House	531,595	1,455,907
Kuwait Foods Americana	117,500	668,682
Kuwait International Bank	380,000	358,172
Kuwait Pipes Industries & Oil Services Co.*	460,000	176,703
Kuwait Portland Cement Co.	66,000	219,837
Kuwait Projects Co. Holding KSC	372,067	515,531
Mabanee Co. SAKC	166,744	675,357
Mena Holding Group*	19,000	—
Mobile Telecommunications Co. KSC	1,032,500	2,754,313
National Bank of Kuwait	723,052	2,571,766
National Industries Group Holding*	1,317,500	1,012,200
National Mobile Telecommunication Co. KSC	62,500	571,102
Sultan Center Food Products Co.*	1,370,000	526,267

		16,676,647

Latvia — 0.1%
Grindeks*(g)	52,160	441,846
Latvian Shipping Co.*(g)	332,621	146,099
Ventspils Nafta*(g)	78,610	159,585

		747,530

Lebanon — 0.2%
Banque Audi sal - Audi Saradar Group(g)	72,521	398,866
Byblos Bank sal(g)	118,400	177,600

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Lebanon (cont’d.)
Solidere, GDR(g)	210,465	$2,651,859

		3,228,325

Lithuania — 0.1%
Apranga PVA(g)	78,286	200,197
Klaipedos Nafta PVA(g)	513,391	246,740
Lietuvos Dujos(g)	193,290	142,823
Pieno Zvaigzdes(g)	111,220	265,837
Rokiskio Suris(g)	145,010	260,883
Siauliu Bankas*(g)	452,478	140,713

		1,257,193

Malaysia — 3.1%
AirAsia Bhd	494,900	487,957
Alliance Financial Group Bhd	174,800	233,556
AMMB Holdings Bhd	307,700	639,244
Axiata Group Bhd	643,425	1,366,300
Batu Kawan Bhd(g)	135,600	798,277
Berjaya Corp. Bhd	1,514,100	308,854
Berjaya Sports Toto Bhd	311,707	441,484
Boustead Holdings Bhd	225,760	383,810
British American Tobacco Malaysia Bhd	41,800	824,917
Bursa Malaysia Bhd	110,000	221,025
CIMB Group Holdings Bhd	626,800	1,535,225
Dialog Group Bhd	813,300	634,673
Digi.Com Bhd	701,900	1,209,870
Gamuda Bhd	1,057,500	1,187,595
Genting Bhd	597,900	1,699,438
Genting Malaysia Bhd	957,200	1,094,302
Hong Leong Bank Bhd	179,800	786,814
Hong Leong Financial Group Bhd	63,400	245,405
IJM Corp. Bhd	609,140	939,039
IOI Corp. Bhd	848,946	1,380,256
Kian Joo Can Factory Bhd	222,400	174,433
KNM Group Bhd*	1,096,400	241,472
Kuala Lumpur Kepong Bhd	143,900	1,037,354
Kulim Malaysia Bhd	290,700	467,686
Lafarge Malayan Cement Bhd	272,100	792,308
Malayan Banking Bhd	589,550	1,735,245
Malaysia Airports Holdings Bhd	135,800	247,030
Malaysia Marine and Heavy Engineering Holdings Bhd	205,700	319,250
Malaysian Resources Corp. Bhd	688,200	358,876
Maxis Bhd	563,400	1,274,517
MISC Bhd	241,380	334,746
MMC Corp. Bhd	347,200	310,796
Multi-Purpose Holdings Bhd	451,650	516,448
Parkson Holdings Bhd	328,791	517,611
Petronas Chemicals Group Bhd	1,234,100	2,577,511
Petronas Dagangan Bhd	179,100	1,317,794
Petronas Gas Bhd	119,200	739,616
Pharmaniaga Bhd	1,732	4,278
PPB Group Bhd	159,600	629,033
Public Bank Bhd	268,537	1,261,976
RHB Capital Bhd	142,700	336,194
Sapurakencana Petroleum Bhd	1,705,105	1,290,099
Sime Darby Bhd	1,085,800	3,479,056
Sunway Real Estate Investment Trust	778,200	369,177
Tan Chong Motor Holdings Bhd	105,800	161,305
Telekom Malaysia Bhd	322,600	652,359
Tenaga Nasional Bhd	526,600	1,170,694

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
Top Glove Corp. Bhd	137,000	$219,626
UEM Land Holdings Bhd*	537,700	294,466
UMW Holdings Bhd	141,100	460,824
WCT Berhad	252,100	222,294
YTL Corp. Bhd	841,141	471,682
YTL Power International Bhd	722,157	391,317

		40,795,114

Mauritius — 0.2%
Lux Island Resorts Ltd.*	76,628	37,810
Mauritius Commercial Bank(g)	310,260	1,653,359
New Mauritius Hotels Ltd.(g)	289,017	522,893
Rogers & Co. Ltd.	7,500	75,987
State Bank of Mauritius Ltd.(g)	254,500	699,038
Sun Resorts Ltd. (Class A Stock)(g)	155,200	144,479

		3,133,566

Mexico — 6.3%
Alfa SAB de CV (Class A Stock)	2,159,000	4,018,851
America Movil SAB de CV (Class L Stock)	7,194,790	9,166,940
America Movil SAB de CV (Class L Stock), ADR	380,100	9,669,744
Bolsa Mexicana de Valores SA de CV	641,400	1,327,473
Cemex SAB de CV*	3,927,504	3,267,898
Cemex SAB de CV, ADR*	137,296	1,143,676
Coca-Cola Femsa SAB de CV (Class L Stock)	95,800	1,240,616
Compartamos SAB de CV	1,561,300	1,827,940
Desarrolladora Homex SAB de CV, ADR*	15,100	205,964
Embotelladoras Arca SAB de CV	210,799	1,492,752
Empresas ICA SAB de CV*	806,100	1,558,749
Fomento Economico Mexicano SAB de CV	442,100	4,071,095
Fomento Economico Mexicano SAB de CV, ADR	9,800	901,404
Genomma Lab Internacional SAB de CV (Class B Stock)*	255,500	494,455
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	217,806	915,439
Grupo Bimbo SAB de CV (Class A Stock)	755,300	1,885,353
Grupo Carso SAB de CV (Class A Stock)	442,200	1,511,246
Grupo Elektra SA de CV (Class A Stock)	22,000	896,459
Grupo Financiero Banorte SAB de CV (Class O Stock)	1,107,500	6,259,493
Grupo Financiero Inbursa SA (Class O Stock)	2,378,900	6,697,717
Grupo Mexico SAB de CV (Class B Stock)	1,765,193	5,833,807
Grupo Modelo SAB de CV (Class C Stock)	205,500	1,850,206
Grupo Televisa SAB	622,000	2,933,199
Grupo Televisa SAB, ADR	29,800	700,598
Impulsora del Desarrollo y el Empleo en America Latina SA de CV*(g)	414,000	687,976
Industrias CH SAB de CV (Class B Stock)*	52,900	315,631
Industrias Penoles SAB de CV	66,800	3,295,434
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	537,200	1,282,928
Mexichem SAB de CV	449,579	2,144,204
Minera Frisco SAB de CV (Class A1 Stock)*	226,300	957,293
TV Azteca SAB de CV	444,600	306,722
Urbi Desarrollos Urbanos SAB de CV*	307,600	188,311

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Mexico (cont’d.)
Wal-Mart de Mexico SAB de CV (Class V Stock)	1,604,600	$4,518,947

		83,568,520

Morocco — 1.6%
Alliances Developpement Immobilier SA	8,056	587,508
Attijariwafa Bank(g)	113,449	4,248,436
Banque Centrale Populaire(g)	52,950	1,225,886
Banque Marocaine du Commerce Exterieur(g)	87,259	1,688,887
Ciments du Maroc(g)	5,464	497,150
Compagnie Generale Immobiliere(g)	5,240	467,670
Cosumar(g)	1,134	208,720
Delta Holding SA(g)	75,200	322,261
Douja Promotion Groupe Addoha SA(g)	251,700	1,864,736
Holcim Maroc SA(g)	5,765	1,154,515
Lafarge Ciments(g)	7,430	1,204,123
Managem(g)	5,306	872,187
Maroc Telecom SA(g)	501,128	5,969,228
Samir*(g)	6,000	291,191
Sonasid*(g)	1,910	276,374
Wafa Assurance(g)	1,200	437,568

		21,316,440

Nigeria — 0.8%
Access Bank PLC	5,960,741	326,855
Dangote Cement PLC(g)	1,157,176	905,424
Diamond Bank PLC*	18,222,949	399,931
Ecobank Transnational, Inc.(g)	7,049,859	498,692
Ecobank Transnational, Inc.*	130,579	—
Fidelity Bank PLC(g)	18,101,177	202,659
First Bank of Nigeria PLC	8,475,346	800,629
First City Monument Bank PLC*	18,822,280	383,151
Flour Mills of Nigeria PLC(g)	539,692	211,723
Guaranty Trust Bank PLC	9,169,934	1,117,075
Guinness Nigeria PLC(g)	290,300	480,140
Lafarge Cement WAPCO Nigeria PLC(g)	926,700	330,122
Nestle Foods Nigeria PLC(g)	135,604	500,320
Nigerian Breweries PLC(g)	1,529,633	1,333,077
Oando PLC*	2,791,879	206,017
PZ Cussons Nigeria PLC(g)	1,302,895	209,690
Stanbic IBTC Bank PLC(g)	3,650,000	167,176
UAC of Nigeria PLC(g)	2,328,943	592,606
Unilever Nigeria PLC(g)	1,237,632	331,531
United Bank for Africa PLC*	11,509,253	329,463
Zenith Bank PLC	9,872,726	1,023,699

		10,349,980

Oman — 0.6%
Bank Dhofar SAOG(g)	629,654	598,502
Bank Muscat SAOG	978,571	1,395,729
Bank Sohar(g)	1,856,293	674,928
Dhofar International Development & Investment Holding Co	202,700	183,698
Galfar Engineering & Contracting SAOG	290,505	316,464
National Bank of Oman SAOG	266,732	186,787
Oman Cement Co.(g)	341,784	561,764
Oman Flour Mills Co. SAOG(g)	252,400	321,195
Oman International Bank SAOG(g)	768,528	431,118
Oman Telecommunications Co.(g)	568,037	1,966,480

	Shares	Value
COMMON STOCKS (Continued)
Oman (cont’d.)
Omani Qatari Telecommunications Co. SAOG	135,300	$176,115
Ominvest	119,758	109,168
Raysut Cement Co.	115,838	413,052
Renaissance Services SAOG*	532,785	704,783
Shell Oman Marketing	33,500	204,541

		8,244,324

Pakistan — 0.7%
Allied Bank Ltd.(g)	156,403	105,884
D.G. Khan Cement Co. Ltd.*	668,700	354,526
Engro Corp. Ltd.	264,898	298,110
Fatima Fertilizer Co. Ltd.	981,358	249,904
Fauji Fertilizer Bin Qasim Ltd.	255,200	96,109
Fauji Fertilizer Co. Ltd.	612,087	721,085
Habib Bank Ltd.(g)	161,583	181,739
HUB Power Co.	2,081,955	1,028,744
Lucky Cement Ltd.	283,600	397,982
MCB Bank Ltd.(g)	761,280	1,492,711
Millat Tractors Ltd.(g)	55,400	282,031
National Bank of Pakistan	918,830	425,543
Nishat Mills Ltd.	670,538	400,450
Oil & Gas Development Co. Ltd.	637,100	1,204,564
Pakistan Oilfields Ltd.	107,200	490,067
Pakistan Petroleum Ltd.	344,341	638,524
Pakistan State Oil Co. Ltd.	129,360	296,147
Pakistan Telecommunication Co. Ltd.*	1,117,300	228,347

		8,892,467

Peru — 1.6%
Alicorp SA(g)	792,000	2,134,360
Casa Grande SAA	24,600	140,166
Cia de Minas Buenaventura SA, ADR	115,900	4,515,464
Cia Minera Milpo SA(g)	336,496	476,730
Credicorp Ltd.	35,550	4,453,704
Edegel SA(g)	381,830	318,988
Ferreyros SA(g)	1,006,579	910,668
Grana y Montero SA(g)	448,856	1,520,667
Intergroup Financial Services Corp.(g)	15,400	500,500
Luz del Sur Saa(g)	138,100	423,205
Minsur SA	480,495	456,910
Sociedad Minera Cerro Verde SAA*	16,440	683,904
Southern Copper Corp.	92,127	3,165,484
Volcan Cia Minera SAA (Class B Stock)	876,403	985,215

		20,685,965

Philippines — 1.6%
Aboitiz Equity Ventures, Inc.	1,206,300	1,411,761
Aboitiz Power Corp.	525,000	421,912
Alliance Global Group, Inc.	1,794,100	630,734
Atlas Consolidated Mining & Development*(g)	1,345,500	560,092
Ayala Corp.	56,040	571,048
Ayala Land, Inc.	1,889,500	1,079,621
Bank of the Philippine Islands	497,248	949,148
BDO Unibank, Inc.	421,826	655,170
DMCI Holdings, Inc.	381,800	530,125
Energy Development Corp.	2,248,000	327,875
Filinvest Land, Inc.	7,241,000	235,658
First Philippine Holdings Corp.	190,000	359,606
Globe Telecom, Inc.	10,400	288,401

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Philippines (cont’d.)
International Container Terminal Services, Inc.	251,200	$423,412
JG Summit Holdings, Inc.	1,166,100	908,921
Jollibee Foods Corp.	281,100	681,081
Lopez Holdings Corp.	2,000,000	265,959
Manila Electric Co.	69,600	425,420
Manila Water Co., Inc.	598,500	387,771
Megaworld Corp.	5,487,000	292,116
Metro Pacific Investments Corp.	3,700,000	370,795
Metropolitan Bank & Trust	307,819	681,876
Philex Mining Corp.	2,449,800	836,444
Philippine Long Distance Telephone Co.	25,300	1,687,926
Robinsons Land Corp.	653,800	298,200
San Miguel Corp.	322,300	852,326
Security Bank Corp.	82,500	323,799
Semirara Mining Corp.	99,600	529,250
SM Investments Corp.	135,130	2,363,401
SM Prime Holdings, Inc.	2,412,750	819,828
Universal Robina Corp.	714,500	1,191,465

		21,361,141

Poland — 3.1%
Agora SA	86,100	201,298
AmRest Holdings SE*	9,300	210,463
Asseco Poland SA	103,838	1,448,186
Bank Handlowy w Warszawie SA	23,100	634,526
Bank Millennium SA*	210,000	254,335
Bank Pekao SA	56,000	2,758,354
Bioton SA*(g)	10,710,300	234,021
Boryszew SA*	846,000	150,522
BRE Bank SA*	6,350	625,952
Budimex SA	12,200	224,681
CD Projekt Red SA*	112,500	182,955
Cinema City International NV*	31,200	292,069
Cyfrowy Polsat SA*	346,333	1,589,155
Enea SA*	89,800	458,299
Eurocash SA	81,607	1,003,641
Get Bank SA	21,374	11,409
Getin Holding SA*	167,500	104,568
Geting Noble Bank SA*	851,453	454,477
Globe Trade Centre SA*	102,300	237,577
Grupa Lotos SA*	51,444	504,219
ING Bank Slaski SA*	22,300	585,404
Jastrzebska Spolka Weglowa SA	31,500	898,202
Kernel Holding SA*	94,000	1,907,200
KGHM Polska Miedz SA	68,900	3,279,775
Kopex SA*	47,764	282,530
LPP SA	400	424,516
Lubelski Wegiel Bogdanka SA	22,230	836,145
Netia SA*	368,400	707,212
NG2 SA(g)	23,300	402,922
Orbis SA(g)	31,900	386,347
Petrolinvest SA*	137,700	54,587
PGE Polska Grupa Energetyczna	465,767	2,689,648
Polimex- Mostostal SA*	2,980,600	762,909
Polski Koncern Naftowy Orlen SA*	162,300	2,305,074
Polskie Gornictwo Naftowe I Gazownictwo SA*	801,800	1,018,628
Powszechna Kasa Oszczednosci Bank Polski SA	379,300	4,214,905
Powszechny Zaklad Ubezpieczen SA	28,341	3,184,730

	Shares	Value
COMMON STOCKS (Continued)
Poland (cont’d.)
Rafako SA*	30,885	$84,355
Synthos SA	310,700	552,804
Tauron Polska Energia SA	889,700	1,360,801
Telekomunikacja Polska SA	541,900	2,782,531
TVN SA	316,300	685,194

		40,987,126

Qatar — 1.3%
Aamal Co.*	68,571	300,194
Al Meera Consumer Goods Co.	5,300	238,722
Barwa Real Estate Co.	59,900	484,271
Commercial Bank of Qatar QSC (The)	42,456	866,919
Doha Bank QSC	37,400	561,094
Gulf International Services OSC	73,430	545,316
Industries Qatar QSC	86,500	3,329,782
Masraf Al Rayan	195,300	1,448,236
Qatar Electricity & Water Co.	23,000	835,219
Qatar Gas Transport Co. Nakilat	214,500	928,920
Qatar International Islamic Bank	20,100	288,164
Qatar Islamic Bank	33,100	702,718
Qatar National Bank SAQ	87,659	3,254,436
Qatar National Cement Co.	8,847	255,128
Qatar Navigation	23,800	395,475
Qatar Telecom Q-Tel QSC	85,503	2,476,872

		16,911,466

Romania — 0.4%
Antibiotice(g)	740,449	79,646
Banca Transilvania*(g)	4,488,625	1,423,044
Biofarm Bucuresti(g)	6,134,800	321,436
BRD-Groupe Societe Generale(g)	736,070	1,502,247
OMV Petrom SA(g)	18,165,400	2,021,320
Transelectrica SA(g)	46,500	159,267

		5,506,960

Russia — 5.8%
Aeroflot - Russian Airlines OJSC	250,300	348,744
AvtoVAZ*(g)	893,600	450,606
CTC Media, Inc.	132,400	1,206,164
Evraz PLC	93,700	373,124
Federal Grid Co. Unified Energy System JSC*	142,583,300	1,058,396
Federal Hydrogenerating Co. JSC	20,137,964	553,089
Federal Hydrogenerating Co. JSC, ADR	403,900	1,074,374
Gazprom Neft JSC, ADR	15,900	390,663
Gazprom OAO, ADR	1,263,140	12,669,294
IDGC Holding JSC*	11,831,900	896,207
Inter Rao UES OAO*	1,143,418,958	974,193
KamAZ*	63,900	83,251
LSR Group, GDR	100,800	468,720
LUKOIL OAO, ADR	129,100	7,952,560
Magnit OJSC	10,400	1,404,000
Magnitogorsk Iron & Steel Works, GDR*	38,200	175,720
Mail.Ru Group Ltd., GDR	30,200	1,008,378
Mechel, ADR(a)	131,500	925,760
Mining & Metallurgical Co. Norilsk Nickel OJSC, ADR	16,000	252,960
Mining & Metallurgical Co. Norilsk Nickel OJSC, ADR, (XLON)	150,985	2,408,211
Mobile Telesystems OJSC	590,517	4,341,187
Mosenergo OAO	4,030,000	178,755

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Russia (cont’d.)
NovaTek OAO (Class S Stock)	178,000	$1,983,666
Novolipetsk Steel OJSC, GDR	27,100	536,580
Pharmstandard OJSC, GDR*	60,700	861,940
PIK Group, GDR*	269,400	595,105
Polymetal International PLC	51,900	909,321
Rosneft Oil Co., GDR*	348,300	2,340,576
Rostelecom	508,003	2,187,694
Rostelecom, ADR(a)	8,400	214,200
Sberbank of Russia	1,793,770	5,246,777
Sberbank of Russia, ADR	596,500	6,996,945
Severstal OAO, GDR	43,500	544,185
Sistema JSFC	1,693,550	1,321,948
Surgutneftegaz OJSC, ADR	212,900	1,920,358
Tatneft, ADR	52,333	2,170,250
United Co. RUSAL PLC*	780,000	449,243
Uralkali, GDR	59,700	2,469,789
VimpelCom Ltd., ADR	220,920	2,628,948
VTB Bank OJSC	69,000,000	117,024
VTB Bank OJSC, GDR	637,500	2,122,875
X5 Retail Group NV, GDR*	134,000	2,815,340

		77,627,120

Slovenia — 0.4%
Gorenje dd(g)	15,400	90,795
Krka dd Novo mesto(g)	34,390	2,200,804
Luka Koper*(g)	11,450	124,332
Mercator Poslovni Sistem(g)	3,265	469,497
Nova Kreditna Banka Maribor dd(g)	65,600	101,159
Petrol dd Ljubljana(g)	2,543	705,862
Reinsurance Co. Sava Ltd.*(g)	18,150	135,277
Sava dd*(g)	238	1,474
Telekom Slovenije dd(g)	8,530	838,662
Zavarovalnica Triglav dd(g)	35,768	661,417

		5,329,279

South Africa — 6.4%
ABSA Group Ltd.	76,700	1,276,337
Adcock Ingram Holdings Ltd.	42,200	301,124
Aeci Ltd.	27,200	267,457
African Bank Investments Ltd.	172,100	683,396
African Rainbow Minerals Ltd.	22,500	440,592
Anglo American Platinum Ltd.	12,500	642,797
AngloGold Ashanti Ltd.	21,158	743,364
AngloGold Ashanti Ltd., ADR	61,500	2,155,575
ArcelorMittal South Africa Ltd.*	38,100	187,685
Aspen Pharmacare Holdings Ltd.*	91,590	1,573,636
Aveng Ltd.	315,500	1,186,110
Barloworld Ltd.	149,400	1,290,624
Bidvest Group Ltd.	137,592	3,405,497
Capital Property Fund	387,940	493,606
DataTec Ltd.	140,300	887,516
Discovery Holdings Ltd.	105,700	704,836
Exxaro Resources Ltd.	46,400	897,226
FirstRand Ltd.	775,900	2,600,006
Foschini Group Ltd.( The)	42,100	639,922
Gold Fields Ltd.	172,234	2,209,057
Grindrod Ltd.	175,800	299,935
Growthpoint Properties Ltd.	339,000	1,012,968
Harmony Gold Mining Co. Ltd.	95,700	802,923
Impala Platinum Holdings Ltd.	113,128	1,889,318
Imperial Holdings Ltd.	35,700	804,290

	Shares	Value
COMMON STOCKS (Continued)
South Africa (cont’d.)
Investec Ltd.	84,000	$515,728
JSE Ltd.	33,600	278,150
Kumba Iron Ore Ltd.	19,400	1,172,251
Lewis Group Ltd.	27,600	237,135
Liberty Holdings Ltd.	43,700	521,113
Life Healthcare Group Holdings Ltd.	182,500	696,188
Massmart Holdings Ltd.	34,566	693,189
MMI Holdings Ltd.	298,341	759,563
Mr. Price Group Ltd.	53,600	811,374
MTN Group Ltd.	806,700	15,528,224
Murray & Roberts Holdings Ltd.*	264,400	702,377
Nampak Ltd.	181,100	622,307
Naspers Ltd. (Class N Stock)	90,400	5,593,330
Nedbank Group Ltd.	51,485	1,131,952
Netcare Ltd.	298,000	640,899
Northam Platinum Ltd.	59,612	215,013
Pick’n Pay Holdings Ltd.	44,800	109,860
Pick’n Pay Stores Ltd.	106,900	573,353
Pretoria Portland Cement Co. Ltd.	115,707	403,160
Redefine Properties Ltd.	693,500	779,073
Remgro Ltd.	102,200	1,783,558
Reunert Ltd.	115,100	953,520
RMB Holdings Ltd.	135,400	601,922
RMI Holdings	204,703	529,527
Sanlam Ltd.	390,900	1,764,522
Sappi Ltd.*	106,920	303,944
Sasol Ltd.	114,500	5,121,615
Shoprite Holdings Ltd.	89,500	1,810,216
Spar Group Ltd. (The)	38,700	595,170
Standard Bank Group Ltd.	228,800	2,903,778
Steinhoff International Holdings Ltd.*	366,000	1,146,856
Sun International Ltd.	18,900	193,019
Telkom SA Ltd.*	212,000	448,300
Tiger Brands Ltd.	44,700	1,466,835
Tongaat Hulett Ltd.	27,000	453,352
Truworths International Ltd.	110,000	1,242,340
Vodacom Group Ltd.	134,800	1,653,620
Wilson Bayly Holmes-Ovcon Ltd.	54,200	897,038
Woolworths Holdings Ltd.	216,000	1,577,633

		84,826,801

South Korea — 6.3%
Amorepacific Corp.	540	573,318
BS Financial Group, Inc.	37,072	398,212
Celltrion, Inc.	24,150	605,227
Cheil Industries, Inc.	11,090	1,007,326
CJ CheilJedang Corp.	1,200	331,071
Daelim Industrial Co. Ltd.	2,900	245,529
Daewoo International Corp.	6,180	232,726
Daewoo Securities Co. Ltd.	45,000	512,134
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	16,850	389,787
Dongbu Insurance Co. Ltd.	10,600	459,816
Doosan Heavy Industries & Construction Co. Ltd.	10,680	534,571
Doosan Infracore Co. Ltd.*	12,450	210,804
E-Mart Co. Ltd.	3,317	721,776
GS Engineering & Construction Corp.	5,500	375,500
GS Holdings	12,360	735,875
Hana Financial Group, Inc.	44,530	1,358,110
Hanjin Shipping Co. Ltd.*	25,000	301,243

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Hankook Tire Co. Ltd.(g)	11,380	$425,947
Hansol Paper Co. Ltd.	22,000	184,415
Hanwha Chemical Corp.	27,080	514,475
Hanwha Corp.	13,910	430,483
Honam Petrochemical Corp.	2,400	566,225
Hyosung Corp.	7,570	421,706
Hyundai Department Store Co. Ltd.	2,350	321,611
Hyundai Engineering & Construction Co. Ltd.	7,160	431,553
Hyundai Glovis Co. Ltd.	5,360	1,169,105
Hyundai Heavy Industries Co. Ltd.	5,010	1,127,751
Hyundai Marine & Fire Insurance Co. Ltd.	15,430	477,606
Hyundai Merchant Marine Co. Ltd.*	17,670	422,573
Hyundai Mobis	7,900	2,196,240
Hyundai Motor Co.	17,680	3,987,850
Hyundai Securities Co. Ltd.	43,520	361,187
Hyundai Steel Co.	12,420	978,836
Hyundai Wia Corp.	2,500	419,547
Industrial Bank of Korea	46,630	510,966
Kangwon Land, Inc.	20,730	464,809
KB Financial Group, Inc.	71,188	2,523,288
Kia Motors Corp.	24,450	1,519,161
Korea Electric Power Corp.*	71,490	1,794,916
Korea Exchange Bank*	54,460	414,860
Korea Investment Holdings Co. Ltd.	7,090	254,735
Korea Kumho Petrochemical Co. Ltd.	5,200	572,828
Korea Zinc Co. Ltd.	2,830	1,231,674
Korean Air Lines Co. Ltd.*	13,450	572,310
Korean Reinsurance Co.	15,762	167,230
KT Corp.	17,490	552,479
KT Corp., ADR	32,800	512,992
KT&G Corp.	14,570	1,110,357
LG Chem Ltd.	7,698	2,275,615
LG Corp.	13,430	746,401
LG Display Co. Ltd.*	29,750	752,846
LG Electronics, Inc.	12,460	769,539
LG Household & Health Care Ltd.	1,570	894,121
LG Uplus Corp.	90,790	592,394
LIG Insurance Co. Ltd.	19,700	457,742
Lotte Shopping Co. Ltd.	2,200	630,898
LS Corp.	5,000	433,109
Macquarie Korea Infrastructure Fund	60,089	351,421
NCSoft Corp.	2,890	617,304
NHN Corp.	4,900	1,277,080
OCI Co. Ltd.	4,070	653,130
Orion Corp.	650	567,432
POSCO	12,100	3,959,813
Samsung C&T Corp.	16,310	962,155
Samsung Card Co.	8,820	316,231
Samsung Electro-Mechanics Co. Ltd.	5,190	447,312
Samsung Electronics Co. Ltd.	12,481	15,040,831
Samsung Engineering Co. Ltd.	3,400	583,389
Samsung Fine Chemicals Co. Ltd.	4,550	272,135
Samsung Fire & Marine Insurance Co. Ltd.	8,250	1,765,296
Samsung Heavy Industries Co. Ltd.	20,400	685,458
Samsung Life Insurance Co. Ltd.	18,700	1,611,438
Samsung SDI Co. Ltd.	3,600	509,143
Samsung Securities Co. Ltd.	14,950	700,143
Samsung Techwin Co. Ltd.	6,149	353,374
Shinhan Financial Group Co. Ltd.	86,127	2,927,335
Shinsegae Co. Ltd.	1,683	317,063

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
SK Broadband Co. Ltd.*	56,200	$191,689
SK C&C Co. Ltd.	2,100	187,777
SK Chemicals Co. Ltd.	4,200	245,684
SK Holdings Co. Ltd.	4,360	604,306
SK Hynix, Inc.*	59,880	1,216,938
SK Innovation Co. Ltd.	10,150	1,525,102
SK Telecom Co. Ltd.	8,200	1,077,124
S-Oil Corp.	7,380	696,875
Woongjin Coway Co. Ltd.	7,460	206,397
Woori Finance Holdings Co. Ltd.	74,740	735,578
Woori Investment & Securities Co. Ltd.	45,512	476,633
Yuhan Corp.	1,547	212,766

		84,479,757

Taiwan — 6.2%
Acer, Inc.*	424,731	415,945
Advanced Semiconductor Engineering, Inc.	752,067	575,475
Altek Corp.	322,996	191,804
Ambassador Hotel (The)	275,000	310,869
Amtran Technology Co. Ltd.	302,000	236,262
Asia Cement Corp.	534,615	673,685
Asia Optical Co., Inc.*	276,000	313,385
Asustek Computer, Inc.	98,037	1,061,290
AU Optronics Corp.*	1,262,441	451,437
Catcher Technology Co. Ltd.	157,780	739,143
Cathay Financial Holding Co. Ltd.	1,250,587	1,334,739
Chang Hwa Commercial Bank	980,023	528,564
Cheng Shin Rubber Industry Co. Ltd.	576,456	1,509,514
Chicony Electronics Co. Ltd.	108,942	255,538
Chimei Innolux Corp.*	1,340,507	485,373
China Airlines Ltd.*	853,590	355,887
China Development Financial Holding Corp.*	3,291,005	810,715
China Life Insurance Co. Ltd.*	416,117	382,387
China Petrochemical Development Corp.	392,096	330,713
China Steel Corp.	2,330,507	2,123,080
China Synthetic Rubber Corp.	333,000	356,138
Chinatrust Financial Holding Co. Ltd.	2,459,141	1,477,363
Chroma ATE, Inc.	97,760	205,377
Chunghwa Telecom Co. Ltd.	1,020,268	3,259,396
Compal Electronics, Inc.	597,822	535,721
Delta Electronics, Inc.	265,268	1,023,333
E Ink Holdings, Inc.	244,000	264,882
E. Sun Financial Holding Co. Ltd.	1,190,672	671,611
Epistar Corp.	175,000	371,988
Eva Airways Corp.	523,634	306,442
Everlight Electronics Co. Ltd.	104,609	168,378
Far Eastern Department Stores Co. Ltd.	416,577	447,463
Far Eastern International Bank	498,443	196,512
Far Eastern New Century Corp.	486,856	547,701
Far EasTone Telecommunications Co. Ltd.	488,000	1,204,248
First Financial Holding Co. Ltd.	1,221,329	752,954
Formosa Chemicals & Fibre Corp.	663,810	1,777,652
Formosa Petrochemical Corp.	289,670	869,029
Formosa Plastics Corp.	822,560	2,343,661
Foxconn Technology Co. Ltd.	168,413	651,972
Fubon Financial Holding Co. Ltd.	1,196,002	1,291,791
Giant Manufacturing Co. Ltd.	94,661	501,015
Great Wall Enterprise Co. Ltd.	402,608	372,069
Hon Hai Precision Industry Co. Ltd.	1,250,964	3,916,826
Hotai Motor Co. Ltd.	131,000	934,938

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
HTC Corp.	123,485	$1,192,457
Hua Nan Financial Holdings Co. Ltd.	1,513,561	846,208
Kenda Rubber Industrial Co. Ltd.	232,344	289,079
Kerry TJ Logistics Co. Ltd.	266,000	378,014
Largan Precision Co. Ltd.	20,000	411,299
LCY Chemical Corp.	197,837	285,697
Lite-On Technology Corp.	391,086	503,725
Macronix International	1,521,684	505,827
MediaTek, Inc.	186,906	1,967,941
Mega Financial Holding Co. Ltd.	1,968,937	1,509,891
Microbio Co. Ltd.	281,603	345,977
MStar Semiconductor, Inc.	41,000	328,385
Nan Kang Rubber Tire Co. Ltd.	323,776	450,253
Nan Ya Plastics Corp.	1,160,350	2,320,359
Novatek Microelectronics Corp.	77,246	278,152
Pegatron Corp.	319,133	413,477
Phison Electronics Corp.	38,302	307,488
POU Chen Corp.	832,547	848,722
Powertech Technology, Inc.	155,528	297,228
President Chain Store Corp.	177,648	948,278
Qisda Corp.*	866,510	195,931
Quanta Computer, Inc.	382,319	1,013,701
Radium Life Tech Co. Ltd.	330,643	228,686
Realtek Semiconductor Corp.	90,319	177,935
Ruentex Development Co. Ltd.	279,767	527,516
Ruentex Industries Ltd.	276,000	644,749
Sanyang Industry Co. Ltd.*	504,423	346,318
Shin Kong Financial Holding Co. Ltd.*	1,393,114	386,264
Siliconware Precision Industries Co.	429,350	475,466
Simplo Technology Co. Ltd.	67,766	404,469
Sino-American Silicon Products, Inc.	302,793	408,692
SinoPac Financial Holdings Co. Ltd.	1,764,202	740,044
Solar Applied Materials Technology Co.	221,773	288,096
Standard Foods Corp.	161,200	446,287
Synnex Technology International Corp.	187,889	424,601
Tainan Spinning Co. Ltd.	625,107	302,445
Taishin Financial Holding Co. Ltd.	1,501,279	576,666
Taiwan Cement Corp.	816,562	1,007,657
Taiwan Cooperative Financial Holding	902,534	498,732
Taiwan Fertilizer Co. Ltd.	178,000	481,111
Taiwan Glass Industrial Corp.	334,319	337,873
Taiwan Mobile Co. Ltd.	432,200	1,576,119
Taiwan Semiconductor Manufacturing Co. Ltd.	3,026,814	9,311,309
Teco Electric and Machinery Co. Ltd.	601,000	414,608
Tong Yang Industry Co. Ltd.	161,356	158,575
TPK Holding Co. Ltd.	48,325	631,611
Transcend Information, Inc.	57,719	155,853
Tripod Technology Corp.	100,278	245,239
TSRC Corp.	188,980	417,510
TTY Biopharm Co. Ltd.	182,857	741,531
Tung Ho Steel Enterprise Corp.	187,381	191,399
Unimicron Technology Corp.	210,000	249,142
Uni-President Enterprises Corp.	1,333,084	2,355,349
United Microelectronics Corp.	2,010,280	831,820
Waterland Financial Holdings Co. Ltd.	518,511	157,712
Wei Chuan Food Corp.	165,000	197,953
Wintek Corp.*	521,484	271,345
Wistron Corp.	315,862	378,209
WPG Holdings Ltd.	290,613	385,703
Yang Ming Marine Transport Corp.*	564,300	234,199

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Young Optics, Inc.	79,000	$233,101
Yuanta Financial Holding Co. Ltd.	1,832,213	958,902
Yulon Motor Co. Ltd.	374,053	749,672
Zinwell Corp.	145,074	144,841

		82,867,663

Thailand — 3.2%
Advanced Info Service PCL	642,400	4,466,329
Airports of Thailand PCL	261,900	676,447
Bangkok Bank PCL	183,100	1,192,626
Bangkok Dusit Medical Services PCL (Class F Stock)	187,900	656,246
Bangkok Expressway PCL	423,100	405,386
Bank of Ayudhya PCL	1,177,300	1,199,939
Banpu PCL	42,100	569,490
BEC World PCL	409,900	1,018,757
Big C Supercenter PCL	79,500	481,923
Big C Supercenter PCL, NVDR	39,200	237,628
Big C Supercenter PCL- Foreign	16,200	99,801
Bumrungrad Hospital PCL	138,500	368,973
Cal-Comp Electronics Thailand PCL (Class F Stock)	2,615,800	231,156
Central Pattana PCL	203,400	396,491
Charoen Pokphand Foods PCL	1,439,600	1,566,816
CP ALL PCL	1,644,800	1,897,024
Delta Electronics Thai PCL	380,700	318,487
Dynasty Ceramic PCL	150,000	246,859
Electricity Generating PCL	104,100	439,669
Esso Thailand PCL	680,000	236,387
Glow Energy PCL	296,200	637,532
Hana Microelectronics PCL(g)	494,200	335,568
Home Product Center PCL	923,300	391,931
Indorama Ventures PCL	792,988	740,689
IRPC PCL	3,396,500	470,081
Italian-Thai Development PCL*	3,707,500	433,626
Jasmine International PCL	3,200,000	403,379
Kasikornbank PCL	420,300	2,484,355
Khon Kaen Sugar Industry PCL	550,900	229,094
Kiatnakin Bank PCL	93,500	140,493
Krung Thai Bank PCL	991,500	589,488
Land & Houses PCL	834,300	243,262
Minor International PCL	770,000	385,250
Polyplex PCL	520,000	234,828
Precious Shipping PCL	223,500	95,848
Pruksa Real Estate PCL	352,400	205,691
PTT Exploration & Production PCL	410,300	2,166,139
PTT Global Chemical PCL	423,258	866,318
PTT PCL	273,100	2,919,100
Ratchaburi Electricity Generating Holding PCL	191,700	302,061
Robinson Department Store PCL	307,700	647,290
Siam Cement PCL (The)	105,600	1,360,863
Siam Commercial Bank PCL	543,800	2,976,943
Siam Makro PCL	40,000	515,919
Sino Thai Engineering & Construction PCL	650,000	432,911
Thai Airways International PCL*	324,900	229,056
Thai Beverage PCL	3,449,000	1,137,389
Thai Oil PCL	328,400	696,170
Thai Tap Water Supply PCL	1,313,800	324,197
Thai Union Frozen Products PCL	254,520	605,705
Thanachart Capital PCL	286,100	350,886

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Thailand (cont’d.)
Tisco Financial Group PCL	225,000	$336,257
TMB Bank PCL	10,319,700	610,197
Total Access Communication PCL, NVDR	458,100	1,374,487
True Corp. PCL*	3,516,394	696,881

		43,276,318

Turkey — 3.1%
Akbank TAS	626,466	2,474,841
Akcansa Cimento A/S(g)	45,400	198,550
Akenerji Elektrik Uretim A/S*	239,962	271,038
Alarko Holding A/S	133,000	283,427
Anadolu Efes Biracilik Ve Malt Sanayii A/S	107,600	1,598,509
Arcelik A/S	127,595	678,708
Asya Katilim Bankasi A/S*	441,400	486,283
Aygaz AS	88,900	378,898
Bagfas Bandirma Gubre Fabrik	1,900	186,062
BIM Birlesik Magazalar A/S	41,400	1,727,639
Cimsa Cimento Sanayi VE Tica	75,700	333,590
Coca-Cola Icecek A/S	42,200	788,939
Dogan Sirketler Grubu Holdings*	1,249,926	500,735
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	127,900	132,366
Enka Insaat ve Sanayi A/S	688,774	1,724,570
Eregli Demir ve Celik Fabrikalari TAS	1,267,463	1,558,544
Ford Otomotiv Sanayi A/S	55,300	572,308
Gubre Fabrikalari TAS*	20,400	144,154
Haci Omer Sabanci Holding A/S	345,588	1,515,222
Ihlas Holding A/S*	784,900	589,576
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)	645,200	420,022
KOC Holding A/S	565,564	2,259,422
Koza Altin Isletmeleri A/S	31,500	676,534
Koza Anadolu Metal Madencilik Isletmeleri A/S*	245,000	592,989
Migros Ticaret AS*	25,300	263,241
Petkim Petrokimya Holding A/S	313,973	351,140
Sekerbank TAS*	347,917	243,914
TAV Havalimanlari Holding A/S*	123,000	609,097
Tekfen Holding A/S	127,496	462,525
Tofas Turk Otomobil Fabrikasi A/S	70,800	357,693
Trakya Cam Sanayi A/S*	227,822	257,326
Tupras Turkiye Petrol Rafinerileri A/S	96,500	2,201,419
Turk Ekonomi Bankasi A/S*	139,200	133,991
Turk Hava Yollari*	511,849	1,070,831
Turk Sise ve Cam Fabrikalari A/S	266,813	369,656
Turk Telekomunikasyon A/S	359,500	1,432,199
Turk Traktor ve Ziraat Makineleri A/S	11,000	235,638
Turkcell Iletisim Hizmet A/S*	539,100	3,284,543
Turkiye Garanti Bankasi A/S	810,800	3,383,503
Turkiye Halk Bankasi A/S	139,900	1,089,776
Turkiye Is Bankasi (Class C Stock)	664,462	2,085,167
Turkiye Sinai Kalkinma Bankasi A/S	288,748	321,322
Turkiye Vakiflar Bankasi Tao (Class D Stock)	517,300	1,116,775
Ulker Biskuvi Sanayi A/S	121,200	513,865
Vestel Elektronik Sanayi ve Ticaret A/S*	142,900	145,504
Yapi ve Kredi Bankasi A/S*	421,548	1,003,881
Yazicilar Holding A/S (Class A Stock)	39,100	304,576

		41,330,508

	Shares	Value
COMMON STOCKS (Continued)
Ukraine — 0.1%
Astarta Holding NV*	10,900	$226,938
Avangardco Investments Public Ltd., GDR*	17,500	166,250
Ferrexpo PLC	324,000	1,013,955
MHP SA, GDR*	21,300	309,915

		1,717,058

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank(g)	2,603,000	2,327,976
Abu Dhabi National Hotels(g)	984,893	469,252
Air Arabia PJSC	3,448,700	611,158
Aldar Properties PJSC	898,081	306,217
Amlak Finance PJSC*	67,000	—
Arabtec Holding Co.	1,992,271	1,316,969
Bank of Sharjah	627,800	213,973
Dana Gas PJSC*	7,118,840	828,162
DP World Ltd.	262,670	2,955,038
Dubai Financial Market*	1,758,200	458,201
Dubai Islamic Bank PJSC	658,851	351,063
Emaar Properties PJSC	2,099,800	1,978,585
First Gulf Bank PJSC	382,200	1,033,282
Gulf Cement Co. PSC*(g)	260,300	68,034
National Bank of Abu Dhabi PJSC(g)	1,038,581	2,568,709
National Central Cooling Co.*	483,458	162,964
Union National Bank PJSC/Abu Dhabi(g)	1,117,393	934,246

		16,583,829

TOTAL COMMON STOCKS (cost $1,211,425,221)		1,204,016,442

EXCHANGE TRADED FUND — 2.2%
Vanguard MSCI Emerging Markets (cost $27,870,655)	709,000	29,600,750

PREFERRED STOCKS — 3.5%
Brazil — 3.2%
AES Tiete SA, (PRFC)	53,100	586,988
Banco Bradesco SA, (PRFC)	260,464	4,174,362
Bradespar SA, (PRFC)	35,300	486,164
Centrais Eletricas Brasileiras SA, (PRFC B)	129,700	1,171,443
Cia Brasileira de Distribuicao Grupo Pao de Acucar, (PRFC)	22,395	997,653
Cia de Bebidas das Americas, (PRFC)	80,620	3,072,090
Cia Energetica de Minas Gerais, (PRFC)	47,840	580,522
Cia Energetica de Sao Paulo, (PRFC B)	70,000	739,968
Cia Paranaense de Energia, (PRFC B)	24,300	396,759
Companhia de Bebidas das Americas, (PRFC)	59,700	2,284,719
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, (PRFC)	49,900	483,924
Gerdau SA, (PRFC)	118,400	1,120,777
Itau Unibanco Holding SA, (PRFC)	151,600	2,295,780
Itau Unibanco Holding SA, ADR (PRFC)	141,400	2,160,592
Itausa - Investimentos Itau SA, (PRFC)	373,290	1,662,749
Klabin SA, (PRFC)	82,100	428,066
Lojas Americanas SA, (PRFC)	137,867	1,071,789
Marcopolo SA, (PRFC)	193,300	1,118,465
Metalurgica Gerdau SA, (PRFC)	39,400	476,162
Oi SA, (PRFC)	235,171	946,600
Petroleo Brasileiro SA, (PRFC)	548,300	6,044,891
Randon Participacoes SA, (PRFC)	135,400	778,103
Suzano Papel e Celulose SA, (PRFC A)	65,025	170,642
Telefonica Brasil SA, (PRFC)	81,041	1,764,933

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
PREFERRED STOCKS (Continued)
Brazil (cont’d.)
Usinas Siderurgicas de Minas Gerais SA, (PRFC A)	83,900	$421,724
Vale SA, (PRFC A)	263,300	4,575,686
Vale SA, ADR (PRFC)(a)	152,200	2,642,192

		42,653,743

Colombia
Inversiones Argos SA, (PRFC)	46,229	508,583

Croatia — 0.1%
Adris Grupa dd, (PRFC)(g)	30,375	1,174,437

Philippines
Ayala Land, Inc., (PRFC)	1,180,500	2,830

Russia — 0.2%
AK Transneft OAO, (PRFC)	350	642,510
Surgutneftegaz OJSC, (PRFC S)	2,036,000	1,361,296

		2,003,806

South Africa
Allied Electronics Corp. Ltd., (PRFC)	51,800	136,922

South Korea
LG Chem Ltd., (PRFC)	2,200	195,037

TOTAL PREFERRED STOCKS (cost $55,564,207)		46,675,358

	Units
RIGHTS(l)*
Brazil
Brookfield Incorporacoes SA, expiring 10/18/12	67,317	27,561

Chile
Empresas La Polar SA, expiring 10/02/12	828,230	18,944

Kenya
Standard Chartered Bank Ltd., expiring 10/18/12	6,471	4,704

Malaysia
YTL Corp. Bhd, expiring 10/17/12	56,076	4,587

Thailand
Krung Thai Bank Public Co. Ltd., expiring 10/11/12	247,875	45,903

TOTAL RIGHTS (cost $0)		101,699

WARRANTS(l)* — 2.7%
Egypt — 1.5%
Alexandria Mineral Oils Co., expiring 12/08/14(g)	60,700	786,545
Amer Group Holding, expiring 02/02/15	1,854,713	240,371
Arab Cotton Ginning, expiring 12/08/14	379,670	280,647
Commercial International Bank Egypt SAE,expiring 12/01/14	589,500	3,395,183
Eastern Co., expiring 12/08/14	40,498	589,486
EFG - Hermes Holdings SAE, expiring 12/08/14	424,675	835,944
Egyptian Financial & Industrial JSC, expiring 08/10/15	245,500	514,688
Egyptian Kuwaiti Holding Co., expiring 12/01/14	585,000	783,900
ElSwedy Electric Co., expiring 12/15/14	65,311	288,806

	Units	Value
WARRANTS(l)* (Continued)
Egypt (cont’d.)
Ezz Steel, expiring 12/08/14	484,520	$975,187
Ghabbour Auto, expiring 12/15/14	54,050	255,753
Juhayna Food Industries, expiring 12/01/14(g)	1,316,144	1,240,363
Maridive & Oil Services SAE, expiring 12/01/14	157,499	187,424
Misr Beni Suef Cement Co., expiring 12/08/14	19,550	194,721
National Societe Generale Bank SAE,expiring 12/08/14	86,919	614,429
Orascom Construction Industries, expiring 12/08/14	89,603	4,227,774
Oriental Weavers, expiring 12/08/14	95,671	386,679
Palm Hills Developments SAE, expiring 12/15/14	773,000	382,617
Pioneers Holding, expiring 12/08/14	394,200	381,840
Sidi Perir Petrochemicals, expiring 12/01/14(g)	421,477	936,033
Telecom Egypt, expiring 12/01/14	669,212	1,593,702
TMG Holding, expiring 12/08/14	1,190,462	1,080,943

		20,173,035

Saudi Arabia — 0.6%
Al Rajhi Bank, expiring 02/16/15	42,400	808,360
Alinma Bank, expiring 02/23/15	137,000	485,854
Almari Co. Ltd., expiring 11/24/14	23,826	444,717
Banque Saudi Fransi, expiring 02/23/15	32,625	271,418
Etihad Etisalat Co., expiring 12/05/14	38,200	690,091
Fawaz Abdulaziz Alhokair Co., expiring 02/23/15	6,700	162,127
Jarir Marketing Co., expiring 05/04/15	3,750	152,738
Mobile Telecomnunications Co. KSC,expiring 05/04/15	44,362	135,441
National Industrialization, expiring 05/04/15	69,350	571,398
Riyad Bank, expiring 12/15/14	29,000	175,919
Sahara Petrochemical Co., expiring 09/21/15	60,000	214,383
Samba Financial Group, expiring 02/10/15	40,800	487,385
Saudi Arabian Amiantit Co., expiring 05/11/15	21,300	90,305
Saudi Arabian Fetilizer Co., expiring 05/11/15	4,700	234,981
Saudi Arabian Mining Co., expiring 05/11/15	21,900	184,529
Saudi Basic Industries, expiring 02/23/15	30,900	739,480
Saudi Electricity Co., expiring 03/27/15	69,100	240,449
Saudi International Petrochemical Co.,expiring 03/27/15	42,130	216,812
Saudi Kayan Petrochemical Co., expiring 03/27/15	72,200	250,273
Saudi Telecom Co., expiring 05/11/15	44,400	468,828
Savola, expiring 02/02/15	61,000	618,082
Yamamah Saudi Cement Co., expiring 02/02/15	12,750	150,608
Yanbu National Petrochemical, expiring 01/07/13	20,000	241,580

		8,035,758

Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC, expiring 10/14/16	278,880	328,567
Baoviet Holdings, expiring 10/15/19	146,970	228,058

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

			Units		Value
WARRANTS(l)* (Continued)
Vietnam (cont’d.)
DIG VN, expiring 07/27/15(g)				128,700	$72,703
FPT Corp., expiring 01/13/15(g)				403,082	731,652
GEMADEPT Corp., expiring 12/03/14				125,667	94,492
Hagl JSC, expiring 03/03/15				519,800	507,853
Hoa Phat Group JSC, expiring 03/03/15				246,210	227,581
Kinh Do JSC, expiring 12/08/14				131,034	175,717
Masan Group Corp., expiring 07/07/16(g)				184,900	854,548
PetroVietnam, expiring 12/08/14				213,000	155,058
PetroVietnam Construction JSC, expiring 05/20/16				586,530	123,599
PetroVietnam Drilling & Well Services JSC,expiring 12/15/14(g)				261,243	420,394
PetroVietnam Fertilizer & Chemical JSC,expiring 12/09/14				269,100	471,701
Pha Lai Thermal Power JSC, expiring 01/13/15				401,800	163,569
Refrigeration Electrical Engineering Corp.,expiring 04/07/15				201,080	141,566
Vietnam Construction, expiring 12/08/14				586,900	213,624
Vietnam Dairy Products JSC, expiring 09/29/14(g)				183,930	1,030,648
Vietnam Joint Stock Commercial Bank for Industry and Trade, expiring 10/27/16(g)				1,252,363	1,055,632
Vincom JSC, expiring 12/16/14				155,792	619,292

					7,616,254

TOTAL WARRANTS (cost $31,725,484)					35,825,047

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BOND
India
Dr. Reddy’s Laboratories Ltd., Unsec’d. Notes (cost $16,003)
9.250%	03/24/14	NR	INR	145	14,009

TOTAL LONG-TERM INVESTMENTS (cost $1,326,601,570)					1,316,233,305

			Shares
SHORT-TERM INVESTMENT — 2.6%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $34,836,064; includes $26,581,262 of cash collateral for securities on loan)(b)(w)				34,836,064	34,836,064

TOTAL INVESTMENTS — 101.5% (cost $1,361,437,634)					1,351,069,369
Liabilities in excess of other assets — (1.5)%					(20,336,119)

NET ASSETS — 100.0%					$1,330,733,250

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International
NR	Non Rated by Moody’s or Standard & Poor’s
NVDR	Non-voting Depositary Receipts
PRFC	Preference Shares
XLON	London Stock Exchange
INR	Indian Rupee
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $26,038,438; cash collateral of $26,581,262 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Indicates a security that has been deemed illiquid.
(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Argentina	$7,993,288	$—	$—
Botswana	2,639,047	—	2,076,311
Brazil	41,457,661	—	—
Bulgaria	1,124,499	—	160,065
Chile	43,667,593	—	—
China	19,497,867	110,670,523	14,235
Colombia	19,952,013	—	113,468
Croatia	4,844,319	—	—
Czech Republic	20,626,183	—	—
Egypt	2,604,840	—	—
Estonia	3,947,071	—	—
Ghana	1,447,848	—	291,265
Hungary	21,006,060	—	—
India	27,081,255	63,649,930	—
Indonesia	—	42,084,497	66,680
Jordan	8,013,127	—	304,474
Kazakhstan	7,683,807	—	—
Kenya	9,297,419	—	—
Kuwait	12,341,583	4,335,064	—
Latvia	747,530	—	—
Lebanon	3,228,325	—	—
Lithuania	1,257,193	—	—
Malaysia	1,574,098	39,221,016	—
Mauritius	3,133,566	—	—
Mexico	83,568,520	—	—
Morocco	21,316,440	—	—
Nigeria	10,349,980	—	—
Oman	4,718,984	3,525,340	—
Pakistan	8,402,400	490,067	—
Peru	20,685,965	—	—
Philippines	—	21,361,141	—
Poland	40,987,126	—	—
Qatar	3,233,162	13,678,304	—
Romania	5,506,960	—	—
Russia	77,177,877	449,243	—
Slovenia	5,327,805	—	1,474
South Africa	84,826,801	—	—
South Korea	2,754,485	81,299,325	425,947
Taiwan	—	82,867,663	—
Thailand	31,320,491	11,955,827	—
Turkey	41,330,508	—	—
Ukraine	1,717,058	—	—
United Arab Emirates	4,525,606	12,058,223	—
Exchange Traded Fund	29,600,750	—	—
Preferred Stocks:
Brazil	42,653,743	—	—
Colombia	508,583	—	—
Croatia	1,174,437	—	—
Philippines	—	—	2,830
Russia	2,003,806	—	—
South Africa	136,922	—	—
South Korea	—	195,037	—

AST PARAMETRIC EMERGING MARKETS EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3
Rights:
Brazil	$27,561	$—	$—
Chile	18,944	—	—
Kenya	—	4,704	—
Malaysia	—	4,587	—
Thailand	—	45,903	—
Warrants:
Egypt	—	20,173,035	—
Saudi Arabia	—	8,035,758	—
Vietnam	—	7,616,254	—
Corporate Bond : India	—	14,009	—
Affiliated Money Market Mutual Fund	34,836,064	—	—

Total	$823,877,170	$523,735,450	$3,456,749

Fair Value of Level 2 investments at 12/31/11 was $25,371,035. An amount of $303,124,372 was transferred from Level 1 into Level 2 at 09/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

The industry classification of investments and other assets in excess of other liabilities shown as a percentage of net assets as of September 30, 2012 were as follows:

Commercial Banks	12.2%
Telecommunications	10.7
Metals & Mining	7.4
Oil, Gas & Consumable Fuels	7.3
Diversified Financial Services	4.2
Food	3.4
Chemicals	2.8
Banks	2.8
Retail & Merchandising	2.7
Affiliated Money Market Mutual Fund (2.0% represents investments purchased with collateral from securities on loan)	2.6
Electric	2.5
Semiconductors	2.5
Diversified Operations	2.3
Exchange Traded Fund	2.2
Beverages	2.1
Building Materials	2.1
Engineering/Construction	2.1
Oil & Gas	1.9
Real Estate	1.8
Internet Software & Services	1.6
Insurance	1.6
Pharmaceuticals	1.4
Industrials	1.4
Automobile Manufacturers	1.1
Electronic Components & Equipment	1.1
Financial Services	1.1
Computer Services & Software	1.0
Media & Entertainment	1.0
Consumer Discretionary	0.8
Agriculture	0.8
Electric – Generation	0.8
Auto Parts & Equipment	0.7
Transportation	0.6
Airlines	0.6
Information Technology	0.6
Holding Companies	0.6

Tobacco	0.5%
Computers & Peripherals	0.5
Electric – Integrated	0.5
Machinery	0.5
Hotels & Motels	0.5
Financial – Bank & Trust	0.5
Investment Companies	0.4
Paper & Forest Products	0.4
Consumer Products & Services	0.4
Real Estate Investment Trusts	0.4
Distribution/Wholesale	0.3
Water	0.3
Commercial Services	0.3
Utilities	0.3
Textiles	0.3
Apparel	0.2
Cosmetics/Personal Care	0.2
Medical Supplies & Equipment	0.2
Healthcare Products & Services	0.2
Electronics	0.2
Marine	0.2
Healthcare Providers & Services	0.2
Home Furnishings	0.2
Manufacturing	0.2
Home Builders	0.1
Entertainment & Leisure	0.1
Aerospace & Defense	0.1
Oil & Gas Services	0.1
Materials	0.1
Biotechnology	0.1
Pipelines	0.1
Containers & Packaging	0.1
Advertising	0.1
Energy – Alternate Sources	0.1
Diversified Manufacturing	0.1
Electronic Components	0.1

101.5
Liabilities in excess of other assets	(1.5)

100.0%

AST PIMCO LIMITED MATURITY BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 84.0%

ASSET-BACKED SECURITIES — 0.9%
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE7, Class 1A1	Caa2	1.217%	(c)	10/25/37		$3,652	$2,809,819
Carrington Mortgage Loan Trust, Series 2007-HE1, Class A1	Ba3	0.317%	(c)	06/25/37		1,630	1,556,231
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB6, Class A1, 144A	Caa1	0.337%	(c)	07/25/37		1,038	674,451
EFS Volunteer LLC, Series 2010-1, Class A1, 144A	AAA(d)	1.301%	(c)	10/26/26		1,392	1,388,517
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.287%	(c)	08/25/37		1,873	781,248
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.509%	(c)	01/20/34		1,757	1,717,442
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.777%	(c)	10/25/34		23	19,260
Magnolia Funding Ltd. (United Kingdom), Series 2010-1A, Class A1, 144A	NR	3.000%		04/20/17	EUR	659	849,347
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	Aaa	0.717%	(c)	12/25/33		322	287,109
Renaissance Home Equity Loan Trust, Series 2004-3, Class AV2A	Aaa	0.577%	(c)	11/25/34		161	127,285
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR5, Class A2A	B3	0.347%	(c)	05/25/37		1,453	770,390

TOTAL ASSET-BACKED SECURITIES (cost $14,139,292)							10,981,099

BANK LOANS(c) — 1.0%

Financial Services — 0.3%
Springleaf Financial Corp., Initial Loan	B3	5.500%		05/10/17		4,200	4,108,650

Healthcare Services — 0.7%
HCA, Inc., Term Loan A-2	Ba3	2.716%		05/02/16		3,700	3,675,950
HCA, Inc., Term Loan B-1	Ba3	2.466%		11/17/13		3,054	3,053,307
HCA, Inc., Term Loan B-2	Ba3	3.612%		03/30/17		1,329	1,330,412

							8,059,669

TOTAL BANK LOANS (cost $12,250,702)							12,168,319

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.5%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	1.971%	(c)	11/15/15		8,910	8,899,358
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 26A, 144A	NR	4.230%		05/22/34		14	13,868
Barclays Capital Re-REMIC Trust, Series 2010-LEAF, Class 32A, 144A	NR	4.230%		12/22/32		1	596
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1, 144A	Aaa	3.156%		07/10/46		4,322	4,582,672
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.765%	(c)	07/09/21		4,247	4,184,948

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $17,014,914)							17,681,442

CORPORATE OBLIGATIONS — 21.8%

Beverages — 1.0%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	3.000%		10/15/12		7,100	7,106,071
Coca-Cola Enterprises, Inc., Sr. Unsec’d. Notes	A3	1.125%		11/12/13		3,000	3,016,371

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)

Beverages (cont’d.)
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, MTN	Ba1	7.000%		01/15/15	EUR	1,500	$2,166,016

							12,288,458

Computer Services & Software — 0.3%
Hewlett-Packard Co., Sr. Unsec’d. Notes	A2	0.711%	(c)	05/24/13		$3,400	3,400,071

Diversified Financial Services — 0.3%
DanFin Funding Ltd. (Ireland), Gov’t. Liquid Gtd. Notes, 144A	Aaa	1.155%	(c)	07/16/13		3,000	3,011,691
Morgan Stanley, Sr. Unsec’d. Notes	A2	3.450%		11/02/15		800	819,803

							3,831,494

Electric — 0.4%
Orange & Rockland Utilities, Inc., Sr. Unsec’d. Notes, 144A	Baa1	2.500%		08/15/15(g)		1,500	1,543,713
Tokyo Electric Power Co., Inc. (The) (Japan), Sec’d. Notes	Ba2	4.500%		03/24/14	EUR	2,000	2,576,699

							4,120,412

Financial – Bank & Trust — 8.2%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.500%		01/22/15		2,000	2,100,000
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa2	4.500%		01/20/16	EUR	5,600	7,625,896
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.250%		01/14/16		1,900	1,938,000
Banco Santander Brazil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	2.485%	(c)	03/18/14		8,700	8,557,433
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	2.055%	(c)	01/19/16		6,500	6,256,250
Banco Santander Chile (Chile), Sr. Unsec’d. Notes, 144A	Aa3	3.750%		09/22/15		4,500	4,648,244
Banco Votorantim Ltd. (Brazil), Sr. Notes, 144A	Baa2	3.362%	(c)	03/28/14		4,400	4,387,184
Canadian Imperial Bank of Commerce (Canada), Covered Bonds, 144A	Aaa	2.600%		07/02/15		4,000	4,228,400
DNB Bank ASA (Norway), Sr. Unsec’d. Notes, 144A	A1	3.200%		04/03/17		5,900	6,161,960
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba1	0.661%	(c)	04/05/13		700	689,004
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba1	2.000%		09/15/15		2,000	1,870,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba1	2.375%		05/25/16		100	92,500
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba1	3.000%		11/17/14		450	442,125
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba1	5.500%		05/25/16		500	510,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes	Ba1	5.500%		06/26/17		500	510,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes, MTN	Ba1	1.875%		04/02/13		600	597,000
Eksportfinans ASA (Norway), Sr. Unsec’d. Notes, MTN	Ba1	4.750%		06/11/13	EUR	100	130,484
ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, 144A	Baa2	2.181%	(c)	02/24/14		10,600	10,386,961
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A1	5.300%		01/17/13		4,700	4,754,741
Korea Development Bank (South Korea), Sr. Unsec’d. Notes	A1	5.750%		09/10/13		2,500	2,604,590
Kreditanstalt Fuer Wiederaufbau (Germany), Gov’t. Gtd. Notes, MTN	Aaa	6.250%		05/19/21	AUD	4,800	5,717,056
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	1.355%	(c)	01/14/14		6,600	6,633,799

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)

Financial – Bank & Trust (cont’d.)
Royal Bank of Scotland PLC (The) (United Kingdom), Series 1, Sr. Unsec’d. Notes	A2	2.854%	(c)	08/23/13		$4,900	$4,957,938
Stadshypotek AB (Sweden), Covered Bonds, 144A	Aaa	0.912%	(c)	09/30/13(g)		3,100	3,100,028
Swedbank AB (Sweden), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.905%	(c)	01/14/13		8,200	8,200,861
UBS AG (Switzerland), Sr. Unsec’d. Notes	Aa3	1.447%	(c)	01/28/14		2,100	2,108,522

							99,208,976

Financial Services — 5.2%
Ally Financial, Inc., Gtd. Notes	B1	3.638%	(c)	02/11/14		7,300	7,345,114
Ally Financial, Inc., Series 8, Sr. Unsec’d. Notes	B1	6.750%		12/01/14		100	107,000
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.875%		05/02/13		500	515,696
Banco Bradesco SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	2.537%	(c)	05/16/14(g)		6,900	6,948,528
CIT Group, Inc., Sr. Unsec’d. Notes, 144A	B2	5.250%		04/01/14		7,200	7,506,000
Citigroup, Inc., Sr. Unsec’d. Notes	A3	0.722%	(c)	11/05/14		2,800	2,756,538
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%		10/15/14		3,000	3,235,017
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust (Guernsey), Pass-Through Certificates, 144A	A3	5.125%		11/30/24(g)		1,000	1,040,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	7.000%		04/15/15		1,000	1,120,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	8.000%		06/01/14		800	883,485
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.950%		01/18/18		1,000	1,161,246
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	7.500%		02/15/19		6,798	8,430,818
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%		07/22/20		390	429,229
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.300%		04/23/19		200	245,864
JPMorgan Chase Bank NA, Sub. Notes	A1	0.877%	(c)	05/31/17	EUR	300	366,239
JPMorgan Chase Bank NA, Sub. Notes	A1	4.375%	(c)	11/30/21	EUR	1,700	2,140,893
JPMorgan Chase Bank NA, Sub. Notes	Aa2	6.000%		10/01/17		2,400	2,840,100
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	NR	3.011%		12/23/13		4,200	1,060,500
Merrill Lynch & Co., Inc. (United Kingdom), Sr. Unsec’d. Notes	A2	0.973%	(c)	05/30/14	EUR	7,400	9,350,371
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450%		07/15/14		1,300	1,386,901
Volkswagen International Finance NV (Netherlands), Gtd. Notes, 144A	A3	1.625%		08/12/13		4,000	4,039,240

							62,908,779

Food — 0.4%
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.000%		02/11/13		2,384	2,429,022
Woolworths Ltd. (Australia), Sr. Unsec’d. Notes, 144A	A3	2.550%		09/22/15		2,400	2,500,814

							4,929,836

Healthcare Providers & Services — 0.4%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%		07/15/17		4,500	5,175,000

Home Builders — 1.8%
D.R. Horton, Inc., Gtd. Notes	Ba3	6.500%		04/15/16		2,500	2,781,250
D.R. Horton, Inc., Gtd. Notes	Ba3	6.875%		05/01/13		5,100	5,233,875
Lennar Corp., Series B, Sr. Unsec’d. Notes	B3	5.600%		05/31/15		9,195	9,792,675

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)

Home Builders (cont’d.)
PulteGroup, Inc., Gtd. Notes	B1	5.200%		02/15/15	$3,000	$3,180,000

						20,987,800

Insurance — 1.3%
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18	3,265	4,198,496
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.450%		05/18/17	1,900	2,166,312
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.750%		11/30/13	5,800	5,953,949
MetLife, Inc., Sr. Unsec’d. Notes	A3	1.692%	(c)	08/06/13	200	201,914
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.621%	(c)	01/25/13(g)	1,600	1,597,571
Monumental Global Funding III, Sr. Sec’d. Notes, 144A	A1	0.655%	(c)	01/15/14(g)	2,000	1,973,522

						16,091,764

Investment Companies — 0.5%
FIH Erhvervsbank A/S (Germany), Gov’t. Liquid Gtd. Notes, 144A	Aaa	0.769%	(c)	06/13/13	6,000	5,964,120

Metals & Mining — 0.4%
CSN Islands XI Corp. (Cayman Islands), Gtd. Notes, 144A	Ba1	6.875%		09/21/19	1,200	1,338,000
CSN Resources SA (Luxembourg), Gtd. Notes, 144A	Ba1	6.500%		07/21/20	2,600	2,801,500

						4,139,500

Oil & Gas — 1.0%
Florida Gas Transmission Co. LLC, Sr. Unsec’d. Notes, 144A	Baa2	4.000%		07/15/15(g)	1,150	1,206,896
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.146%		04/11/18	4,900	5,969,278
Reliance Holdings USA, Inc., Sr. Unsec’d. Notes	Baa2	4.500%		10/19/20(g)	300	307,469
Southwestern Energy Co., Gtd. Notes, 144A	Baa3	4.100%		03/15/22	400	424,556
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	4.950%		11/15/15	4,100	4,488,606

						12,396,805

Pipelines — 0.2%
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.000%		07/01/13	2,600	2,691,842

Telecommunications — 0.4%
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	5.550%		02/01/14	3,300	3,510,213
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	7.375%		11/15/13	1,500	1,611,863

						5,122,076

TOTAL CORPORATE OBLIGATIONS (cost $256,175,159)						263,256,933

FOREIGN GOVERNMENT BONDS — 5.3%
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%		01/01/13	BRL 181	89,812
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%		01/01/14	BRL 861	435,062

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes.	Baa3	10.000%		01/01/17	BRL	6,482	$3,300,772
Mexican Bonos (Mexico), Bonds	Baa1	10.000%		12/05/24	MXN	171,100	18,694,354
Netherlands Government Bond (Netherlands), Bonds	Aaa	0.750%		04/15/15(g)	EUR	13,700	17,853,414
Netherlands Government Bond (Netherlands), Bonds	Aaa	4.000%		07/15/19	EUR	2,700	4,102,589
Republic of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.250%		06/01/13		$4,270	4,365,755
United Kingdom Gilt (United Kingdom), Bonds	Aaa	3.750%		09/07/21	GBP	100	192,593
United Kingdom Gilt (United Kingdom), Bonds	Aaa	4.000%		03/07/22	GBP	7,700	15,134,037

TOTAL FOREIGN GOVERNMENT BONDS (cost $63,192,158)							64,168,388

MUNICIPAL BONDS — 0.5%

California — 0.4%
State of California, General Obligation Unlimited	A1	4.850%		10/01/14		800	858,600
State of California, General Obligation Unlimited	A1	5.650%	(c)	04/01/39		3,900	4,001,829

							4,860,429

New Jersey — 0.1%
New Jersey Economic Development Authority, Revenue Bonds	A1	1.389%	(c)	06/15/13		1,000	1,002,830
New Jersey Transportation Trust Fund Authority, Revenue Bonds	A1	6.875%		12/15/39		500	594,230

							1,597,060

TOTAL MUNICIPAL BONDS (cost $6,230,951)							6,457,489

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.3%
BCAP LLC Trust, Series 2011-RR4, Class 7A1, 144A	NR	5.250%		04/26/37		1,901	1,761,797
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 2A1	Baa3	2.931%	(c)	01/25/34		394	397,929
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-9, Class 2A1	A2	2.959%	(c)	02/25/34		447	440,105
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 13A1	B3	3.136%	(c)	11/25/34		3,840	3,503,787
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A1	Ba2	2.240%	(c)	08/25/35		491	497,451
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	3.006%	(c)	09/25/35		2,272	1,835,013
Bear Stearns Alt-A Trust, Series 2005-10, Class 24A1	Ca	2.694%	(c)	01/25/36		3,199	1,932,419
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	2.829%	(c)	01/26/36		3,694	2,221,077
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	2.774%	(c)	12/26/46		3,658	2,040,703
Chase Mortgage Finance Corp., Series 2005-S3, Class A10	Caa1	5.500%		11/25/35		5,900	5,769,663
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A1	B1	2.230%	(c)	09/25/35		945	934,939
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A3	Ba3	1.990%	(c)	09/25/35		205	203,892
Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1	AAA(d)	6.250%		12/25/33		135	140,337

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-J7, Class 4A2	AAA(d)	0.617%	(c)	08/25/18	$85	$81,244
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2003-R4, Class 2A, 144A	Baa3	6.500%	(c)	01/25/34	332	332,205
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-25, Class 2A1	B3	0.557%	(c)	02/25/35	886	755,934
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 2A1	Caa2	0.507%	(c)	04/25/35	1,418	995,828
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A1	Caa3	2.836%	(c)	04/25/35	1,182	866,431
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R2, Class 1AF1, 144A	Ba1	0.557%	(c)	06/25/35	2,328	1,981,578
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE30, Class A2	Aaa	0.917%	(c)	07/25/32	3	1,956
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE1, Class A2	Aaa	0.957%	(c)	08/25/32	98	69,145
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1	Aaa	6.500%		04/25/33	44	46,213
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR15, Class 2A1	A3	2.460%	(c)	06/25/33	1,165	1,148,033
Fannie Mae REMICS, Series 1988-22, Class A	Aaa	2.344%	(c)	08/25/18	3	2,961
Fannie Mae REMICS, Series 1996-39, Class H	Aaa	8.000%		11/25/23	39	44,615
Fannie Mae REMICS, Series 2004-11, Class A	Aaa	0.337%	(c)	03/25/34	392	389,488
Fannie Mae REMICS, Series 2006-5, Class 3A2 .	Aaa	2.675%	(c)	05/25/35	334	355,947
Fannie Mae REMICS, Series 2007-114, Class A6.	Aaa	0.417%	(c)	10/27/37	6,000	5,966,892
FHLMC Structured Pass-Through Securities, Series T-57, Class 1A1	Aaa	6.500%		07/25/43	1,752	2,012,774
FHLMC Structured Pass-Through Securities, Series T-59, Class 1A2	Aaa	7.000%		10/25/43	1,017	1,161,186
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.511%	(c)	07/25/44	1,421	1,446,845
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.306%	(c)	10/25/44	4,945	4,964,138
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.257%	(c)	12/25/36	3,208	3,187,380
First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1	Baa1	2.564%	(c)	09/25/34	819	803,828
GMAC Mortgage Corp. Loan Trust, Series 2004-AR1, Class 22A	AA+(d)	3.615%	(c)	06/25/34	897	878,391
Government National Mortgage Assoc., Series 1998-15, Class C	Aaa	6.500%		06/20/28	910	1,009,650
Greenpoint Mortgage Funding Trust, Series 2005-AR2, Class A1	Caa2	0.447%	(c)	06/25/45	523	362,982
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	3.177%	(c)	10/25/33	659	644,441
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.749%	(c)	06/25/34	139	137,961
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	Aaa	2.647%	(c)	09/25/35	1,630	1,635,629
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1	Aaa	5.148%	(c)	11/25/35	1,277	1,163,215
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1	B+(d)	2.920%	(c)	04/25/36	2,541	2,262,405
Harborview Mortgage Loan Trust, Series 2004-6, Class 3A2A	Baa2	2.913%	(c)	08/19/34	1,527	1,341,372
MLCC Mortgage Investors, Inc., Series 2005-2, Class 2A	Caa2	2.420%	(c)	10/25/35	1,192	1,178,011

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.231%	(c)	10/25/35	$1,390	$1,343,532
NCUA Guaranteed Notes, Series 2010-R2, Class 1A	Aaa	0.588%	(c)	11/06/17	5,876	5,890,415
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 3A2	Baa3	2.828%	(c)	04/25/34	1,704	1,687,263
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-23, Class 1A3	D(d)	2.698%	(c)	01/25/36	422	378,214
Structured Asset Mortgage Investments, Inc., Series 2005-AR5, Class A1	Baa2	0.469%	(c)	07/19/35	701	606,534
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aa3	2.344%	(c)	02/27/34	219	222,572
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR5, Class A7	A1	2.453%	(c)	06/25/33	80	81,870
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	A2	2.544%	(c)	09/25/33	2,613	2,677,561
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR1, Class A	Baa3	2.574%	(c)	03/25/34	271	274,646
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A	B1	0.537%	(c)	01/25/45	42	39,384
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A	Caa1	0.447%	(c)	04/25/45	1,352	1,255,736
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1	Caa1	0.477%	(c)	11/25/45	527	472,364
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Caa2	1.148%	(c)	02/25/46	1,414	1,257,360
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR9, Class 1A	Caa3	1.148%	(c)	08/25/46	881	677,519

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $81,922,416)						75,772,760

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.2%
Federal Home Loan Mortgage Corp.		2.367%	(c)	01/01/34	59	61,923
Federal Home Loan Mortgage Corp.		2.460%	(c)	12/01/26	19	20,038
Federal Home Loan Mortgage Corp.		2.526%	(c)	07/01/29	41	43,656
Federal National Mortgage Assoc.		2.385%	(c)	01/01/25	5	5,501
Federal National Mortgage Assoc.		2.390%	(c)	12/01/29	34	34,861
Federal National Mortgage Assoc.		2.395%	(c)	04/01/32	9	8,761
Federal National Mortgage Assoc.		4.000%		03/01/41-12/01/41	2,665	2,890,650
Federal National Mortgage Assoc.		4.500%		04/01/29-12/01/41	10,500	11,411,346
Federal National Mortgage Assoc.		4.604%	(c)	04/01/24	26	27,605
Federal National Mortgage Assoc.		4.811%	(c)	03/01/17	62	62,991
Government National Mortgage Assoc.		1.625%	(c)	01/20/26-11/20/29	190	197,334
Government National Mortgage Assoc.		1.750%	(c)	05/20/24-06/20/26	124	128,995
Government National Mortgage Assoc.		2.000%	(c)	07/20/17-07/20/24	31	31,780
Government National Mortgage Assoc.		2.500%	(c)	09/20/17	10	10,637

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $14,402,898)						14,936,078

U.S. TREASURY OBLIGATIONS — 45.5%
U.S. Treasury Inflationary Indexed Bonds, TIPS		0.625%		07/15/21	2,800	3,258,778
U.S. Treasury Inflationary Indexed Bonds, TIPS		1.125%		01/15/21	6,200	7,688,298
U.S. Treasury Inflationary Indexed Bonds, TIPS		1.250%		07/15/20	800	1,004,929
U.S. Treasury Inflationary Indexed Bonds, TIPS		1.750%		01/15/28	9,100	12,887,204
U.S. Treasury Inflationary Indexed Bonds, TIPS		2.000%		01/15/26	14,800	22,450,186

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%	01/15/25-01/15/27	$8,700	$13,775,540
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%	01/15/29	1,900	2,900,538
U.S. Treasury Notes	0.125%	09/30/13	44,400	44,370,518
U.S. Treasury Notes	0.250%	08/31/14	60,100	60,111,720
U.S. Treasury Notes	0.375%	06/30/13-07/31/13	54,400	54,488,281
U.S. Treasury Notes	0.500%	10/15/13	106,600	106,933,125
U.S. Treasury Notes	0.625%	09/30/17	35,100	35,094,524
U.S. Treasury Notes	0.750%	08/15/13	38,600	38,789,989
U.S. Treasury Notes	1.000%	07/15/13-08/31/19	41,900	41,927,636
U.S. Treasury Notes	1.125%	06/15/13	600	603,985
U.S. Treasury Notes	1.625%	08/15/22	100,700	100,589,834
U.S. Treasury Notes	3.125%	05/15/21	1,200	1,371,750

TOTAL U.S. TREASURY OBLIGATIONS (cost $546,210,749)				548,246,835

TOTAL LONG-TERM INVESTMENTS (cost $1,011,539,239)				1,013,669,343

SHORT-TERM INVESTMENTS — 6.8%
U.S. TREASURY OBLIGATIONS(n) — 6.2%
U.S. Treasury Bills	0.140%	02/07/13(h)	260	259,905
U.S. Treasury Bills	0.168%	05/30/13(h)	1,611	1,609,384
U.S. Treasury Bills	0.171%	08/22/13	22,400	22,368,708
U.S. Treasury Bills	0.185%	09/19/13	50,000	49,924,100

TOTAL U.S. TREASURY OBLIGATIONS (cost $74,147,918)				74,162,097

CERTIFICATES OF DEPOSIT(n) — 0.3%
American Express Bank FSB	5.500%	04/16/13	2,600	2,670,842
Banco Brasil NY	0.063%	03/26/13	1,200	1,196,253

TOTAL CERTIFICATES OF DEPOSIT (cost $3,798,890)				3,867,095

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,723,225)(w)			2,723,225	2,723,225

			Principal Amount (000)#
REPURCHASE AGREEMENT(m) — 0.1%
Credit Suisse Securities LLC, 0.280%, dated 09/28/12, due 10/01/12 in the amount of $1,100,026 (cost $1,100,000)			1,100	1,100,000

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTION PURCHASED*(j)

Put Options
Interest Rate Swap Options, Pay a fixed rate of 3.75% and receive a floating rate based on 3-month LIBOR, expiring 01/14/13 (cost 777,869)	Royal Bank of Scotland	$18,400	$219,197

TOTAL SHORT-TERM INVESTMENTS (cost $82,547,902)			82,071,614

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 90.8%
(cost $1,094,087,141)			1,095,740,957

	Interest Rate	Maturity Date	Principal Amount (000)#
SECURITIES SOLD SHORT — (1.7)%

U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc.	4.000%	TBA	(3,000)	(3,232,031)
Federal National Mortgage Assoc.	4.500%	TBA	(16,000)	(17,317,501)

TOTAL SECURITIES SOLD SHORT
(proceeds received $20,504,531)				(20,549,532)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*(j)

Put Options
5 Year Treasury Notes, expiring 10/26/12, Strike Price $123.00	Morgan Stanley	4,900	(383)
Interest Rate Swap Options, Receive a fixed rate of 3.75% and pay a floating rate based on 3-month LIBOR, expiring 01/14/13	Royal Bank of Scotland	69,400	(119,709)

TOTAL OPTIONS WRITTEN
(premiums received $957,256)			(120,092)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 89.1%
(cost $1,072,625,354)			1,075,071,333
Other assets in excess of liabilities(x) — 10.9%			131,221,611

NET ASSETS — 100.0%			$1,206,292,944

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
FHLMC	Federal Home Loan Mortgage Corporation
CDX	Credit Derivative Index
FSB	Federal Savings Bank
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

TIPS	Treasury Inflation Protected Securities
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
SGD	Singapore Dollar
TWD	New Taiwanese Dollar
ZAR	South African Rand
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(j)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.
(m)	Repurchase agreements are collateralized by U.S. Treasury Notes (coupon rate 0.25%, maturity date 2/28/14), with the aggregate value, including accrued interest, of $1,125,892.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/11/12	Hong Kong & Shanghai Bank	AUD	435	$443,298	$450,655	$7,357
Expiring 10/11/12	UBS Securities	AUD	495	515,446	512,814	(2,632)
Brazilian Real,
Expiring 10/02/12	UBS Securities	BRL	6,850	3,339,637	3,376,775	37,138
British Pound,
Expiring 10/02/12	Deutsche Bank	GBP	8,947	14,119,261	14,447,470	328,209
Expiring 10/02/12	Hong Kong & Shanghai Bank	GBP	17,000	27,526,230	27,451,322	(74,908)
Expiring 10/02/12	Royal Bank of Scotland Group PLC	GBP	155	246,507	250,291	3,784
Chilean Peso,
Expiring 01/09/13	Hong Kong & Shanghai Bank	CLP	16,035	31,640	33,294	1,654
Chinese Yuan,
Expiring 02/01/13	Deutsche Bank	CNY	62,944	9,932,858	9,909,949	(22,909)
Expiring 08/05/13	Deutsche Bank	CNY	12,000	1,915,709	1,867,963	(47,746)
Expiring 08/05/13	UBS Securities	CNY	36,315	5,750,602	5,652,929	(97,673)
Expiring 04/07/16	JPMorgan Chase	CNY	12,107	2,040,000	1,752,993	(287,007)
Indian Rupee,
Expiring 10/03/12	Hong Kong & Shanghai Bank	INR	12,726	228,932	241,014	12,082
Malaysian Ringgit,
Expiring 10/16/12	Hong Kong & Shanghai Bank	MYR	65,146	20,907,000	21,284,326	377,326
Mexican Peso,
Expiring 12/03/12	Credit Suisse First Boston Corp.	MXN	158	11,738	12,150	412

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Mexican Peso (cont’d.),
Expiring 12/03/12	JPMorgan Chase	MXN	1,115	$82,344	$86,065	$3,721
Expiring 12/03/12	UBS Securities	MXN	7,435	549,496	573,766	24,270
New Taiwanese Dollar,
Expiring 11/30/12	Barclays Capital Group	TWD	624	21,163	21,280	117
Philippine Peso,
Expiring 10/31/12	Citigroup Global Markets	PHP	2,033	48,780	48,711	(69)
Singapore Dollar,
Expiring 10/22/12	Goldman Sachs & Co.	SGD	165	134,818	134,484	(334)
South African Rand,
Expiring 10/26/12	Barclays Capital Group	ZAR	236	28,471	28,272	(199)

				$87,873,930	$88,136,523	$262,593

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/11/12	JPMorgan Chase	AUD	249	$259,704	$257,961	$1,743
Expiring 10/11/12	Royal Bank of Canada	AUD	28,234	29,114,054	29,250,090	(136,036)
Brazilian Real,
Expiring 10/02/12	UBS Securities	BRL	6,850	3,375,681	3,376,774	(1,093)
Expiring 12/04/12	UBS Securities	BRL	6,850	3,309,303	3,350,145	(40,842)
British Pound,
Expiring 10/02/12	Goldman Sachs & Co.	GBP	26,102	41,279,843	42,149,083	(869,240)
Expiring 11/02/12	Hong Kong & Shanghai Bank	GBP	17,000	27,523,000	27,448,619	74,381
Canadian Dollar,
Expiring 12/20/12	Deutsche Bank	CAD	9,793	10,038,286	9,942,131	96,155
Chinese Yuan,
Expiring 02/01/13	Deutsche Bank	CNY	14,932	2,315,000	2,350,846	(35,846)
Expiring 02/01/13	JPMorgan Chase	CNY	106,605	16,731,590	16,783,880	(52,290)
Euro,
Expiring 12/17/12	BNP Paribas	EUR	3,546	4,562,684	4,560,830	1,854
Expiring 12/17/12	BNP Paribas	EUR	827	1,079,080	1,063,679	15,401
Expiring 12/17/12	Citigroup Global Markets	EUR	13,361	17,117,245	17,184,787	(67,542)
Expiring 12/17/12	Citigroup Global Markets	EUR	306	402,325	393,574	8,751
Expiring 12/17/12	Credit Suisse First Boston Corp.	EUR	539	704,896	693,256	11,640
Expiring 12/17/12	Hong Kong & Shanghai Bank	EUR	18,072	22,783,009	23,244,029	(461,020)
Expiring 12/17/12	JPMorgan Chase	EUR	102	133,990	131,191	2,799
Expiring 12/17/12	Royal Bank of Scotland Group PLC	EUR	14,481	18,488,472	18,625,320	(136,848)
Expiring 12/17/12	Royal Bank of Scotland Group PLC	EUR	342	443,567	439,877	3,690
Expiring 12/17/12	Royal Bank of Scotland Group PLC	EUR	103	133,589	132,478	1,111
Expiring 12/17/12	UBS Securities	EUR	26,723	34,184,730	34,370,860	(186,130)
Expiring 12/17/12	UBS Securities	EUR	15	19,202	19,292	(90)
Indian Rupee,
Expiring 10/03/12	Hong Kong & Shanghai Bank	INR	12,726	219,117	241,014	(21,897)
Indonesia Rupiah,
Expiring 01/30/13	Morgan Stanley	IDR	506,477	51,697	52,018	(321)
Japanese Yen,
Expiring 12/10/12	Barclays Capital Group	JPY	837,977	10,695,098	10,745,430	(50,332)
Malaysian Ringgit,
Expiring 10/16/12	UBS Securities	MYR	79	24,672	25,902	(1,230)
Mexican Peso,
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	225,042	16,452,275	17,366,463	(914,188)
Expiring 12/03/12	JPMorgan Chase	MXN	10	750	772	(22)
Philippine Peso,
Expiring 10/31/12	Citigroup Global Markets	PHP	2,033	46,478	48,712	(2,234)

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Philippine Peso (cont’d.),
Expiring 03/25/13	Citigroup Global Markets	PHP	2,033	$48,745	$48,556	$189
Singapore Dollar,
Expiring 10/22/12	Royal Bank of Canada	SGD	165	131,149	134,484	(3,335)
Expiring 01/25/13	Goldman Sachs & Co.	SGD	165	134,837	134,490	347

				$261,804,068	$264,566,543	$(2,762,475)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2012.

Interest rate swap agreements outstanding at September 30, 2012:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)	Counterparty
Over-the-counter swap agreements:
	$36,100	07/10/16	0.780%	Daily Effective Federal Funds Rate(1)	$(14,512)	$7,389	$(21,901)	Goldman Sachs & Co.
AUD	12,700	12/15/21	5.750%	6 month Australian Bank Bill rate(1)	2,253,135	(112,598)	2,365,733	Deutsche Bank AG
AUD	12,500	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	1,147,289	(63,184)	1,210,473	Deutsche Bank AG
AUD	11,300	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	1,037,440	(61,864)	1,099,304	Barclays Bank PLC
AUD	6,700	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	613,652	(35,102)	648,754	UBS AG
AUD	3,200	06/15/22	4.750%	6 month Australian Bank Bill rate(1)	293,088	(20,023)	313,111	Citigroup, Inc.
BRL	193,100	01/02/15	10.140%	Brazilian interbank overnight lending rate(1)	3,798,262	53,112	3,745,150	HSBC Bank USA
BRL	32,500	01/02/15	10.140%	Brazilian interbank overnight lending rate(1)	641,024	6,855	634,169	Deutsche Bank AG
BRL	13,600	01/02/15	10.120%	Brazilian interbank overnight lending rate(1)	265,048	—	265,048	Barclays Bank PLC
Exchange-traded swap agreements:
	86,123	09/21/21	4.000%	3 month LIBOR(1)	6,455,634	3,082,030	3,373,604	—
	5,100	06/20/22	2.500%	3 month LIBOR(1)	422,030	383,102	38,928	—
	50,300	12/19/22	1.750%	3 month LIBOR(1)	88,225	337,010	(248,785)	—
	66,600	06/20/32	2.750%	3 month LIBOR(1)	(3,982,036)	(754,763)	(3,227,273)	—
	6,000	12/19/42	2.500%	3 month LIBOR(1)	171,495	91,864	79,631	—
AUD	15,300	03/15/23	4.000%	6 month Australian Bank Bill rate(1)	323,935	(83,486)	407,421	—

					$13,513,709	$2,830,342	$10,683,367

(1)	Portfolio pays the floating rate and receives the fixed rate.

(2)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012 (continued):

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(4)		Implied Credit Spread at September 30, 2012(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(5)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
BP Capital Markets America	06/20/15	5.000%		$1,950	0.492%	$241,552	$16,807	$224,745	Goldman Sachs & Co.
BP Capital Markets America	06/20/15	5.000%		1,400	0.492%	173,422	23,123	150,299	Goldman Sachs & Co.
BP Capital Markets America	06/20/15	5.000%		700	0.492%	86,614	(12,054)	98,668	Goldman Sachs & Co.
Citigroup, Inc.	09/20/14	1.000%		8,600	0.803%	26,294	(100,217)	126,511	Deutsche Bank AG
Federal Republic of Brazil	03/20/16	1.000%		6,200	0.808%	46,534	(40,625)	87,159	Citigroup, Inc.
Japan Gov’t. Series 55	03/20/16	1.000%		4,400	0.535%	73,979	22,088	51,891	Goldman Sachs & Co.
Japan Gov’t. Series 55	03/20/16	1.000%		2,800	0.535%	47,389	18,149	29,240	Royal Bank of Scotland PLC
Lloyds Bank	09/20/17	3.000%	EUR	4,300	2.023%	256,598	35,005	221,593	Morgan Stanley
Lloyds Bank	09/20/17	3.000%	EUR	1,200	2.023%	71,609	11,704	59,905	Deutsche Bank AG
People’s Republic of China	09/20/16	1.000%		4,400	0.588%	68,705	(14,945)	83,650	Morgan Stanley

						$1,092,696	$(40,965)	$1,133,661

The Portfolio entered into credit default swap agreements on corporate and sovereign issues as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Over-the-counter credit default swaps – Buy Protection(2):

Chesapeake Energy Corp.	06/20/14	$1,280	5.000%	$(31,357)	$14,988	$(46,345)	Goldman Sachs & Co.
Credit Agricole SA	12/20/16	EUR 2,800	1.000%	153,449	232,587	(79,138)	Citigroup, Inc.
Credit Agricole SA	12/20/16	EUR 1,650	1.000%	90,425	141,037	(50,612)	Goldman Sachs & Co.
D.R. Horton, Inc.	06/20/13	5,600	1.000%	(31,215)	23,691	(54,906)	Barclays Bank PLC
D.R. Horton, Inc.	06/20/16	2,500	1.000%	16,531	98,546	(82,015)	Barclays Bank PLC
DJ iTraxx16Xov2	12/20/16	EUR14,600	5.000%	(299,954)	689,539	(989,493)	Deutsche Bank AG
DJ iTraxx16Xov2	12/20/16	EUR 4,200	5.000%	(104,764)	134,244	(239,008)	Morgan Stanley
DJ iTraxx17Xov2	06/20/17	EUR 9,100	5.000%	(17,910)	112,332	(130,242)	Citigroup, Inc.
DJ iTraxx17Xov2	06/20/17	EUR 4,500	5.000%	(8,857)	23,257	(32,114)	Credit Suisse First Boston
DJ iTraxx17Xov2	06/20/17	EUR 1,600	5.000%	(2,146)	126,820	(128,966)	Bank of America
DJ iTraxx18Xov2	12/20/17	EUR 8,640	5.000%	286,612	327,817	(41,205)	Morgan Stanley
DJ iTraxx9EU 7YR Tranche 09-12%	06/20/15	EUR 6,100	1.000%	229,485	768,648	(539,163)	UBS AG
Lennar Corp.	06/20/15	9,200	5.000%	(939,976)	(449,815)	(490,161)	BNP Paribas
Pulte Group, Inc.	03/20/15	3,000	1.000%	5,184	116,731	(111,547)	Barclays Bank PLC
Exchange-traded credit default swaps – Buy Protection(2):
Dow Jones CDX IG19 5Y Index	03/20/15	2,900	1.000%	1,727	1,503	224	—
Dow Jones CDX IG19 5Y Index	06/20/17	13,400	1.000%	62,275	54,953	7,322	—

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(4)	Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(5)	Counterparty
Exchange-traded credit default swaps – Buy Protection(2) (cont’d.)
				$(590,491)	$2,416,878	$(3,007,369)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2012.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

AST PIMCO LIMITED MATURITY BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities	$—	$10,131,752	$849,347
Bank Loans	—	12,168,319	—
Certificates of Deposit	—	3,867,095	—
Commercial Mortgage-Backed Securities	—	17,681,442	—
Corporate Obligations	—	263,256,933	—
Foreign Government Bonds	—	64,168,388	—
Municipal Bonds	—	6,457,489	—
Residential Mortgage-Backed Securities	—	75,772,760	—
U.S. Government Agency Obligations	—	14,936,078	—
U.S. Treasury Obligations	—	622,408,932	—
Affiliated Money Market Mutual Fund	2,723,225	—	—
Repurchase Agreement	—	1,100,000	—
Options Purchased	—	—	219,197
Options Written	(383)	—	(119,709)
Short Sales – U.S. Government Agency Obligations	—	(20,549,532)	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(2,499,882)	—
Interest Rate Swaps	423,526	10,281,742	(21,901)
Credit Default Swaps	7,546	(1,881,254)	—

Total	$3,153,914	$1,077,300,262	$926,934

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST PIMCO TOTAL RETURN BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 112.3%

ASSET-BACKED SECURITIES — 2.2%
ACE Securities Corp., Series 2006-HE4, Class A2A	Caa3	0.277%	(c)	10/25/36		$508	$162,879
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1	Aaa	0.492%	(c)	09/25/34		1,715	1,647,042
Auto ABS Srl (Italy), Series 2007-2, Class A	Aaa	0.582%	(c)	10/25/20	EUR	7,957	10,196,352
Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1, Class 2A1	B3	0.297%	(c)	10/25/36		163	154,770
Bear Stearns Asset Backed Securities Trust, Series 2007-HE5, Class 1A1	Baa2	0.307%	(c)	06/25/47		544	528,984
BNC Mortgage Loan Trust, Series 2007-2, Class A2	Ba2	0.317%	(c)	05/25/37		4,206	4,102,092
Centurion CDO VII Ltd. (Cayman Islands), Series 2004-7A, Class A1A, 144A	Aaa	0.817%	(c)	01/30/16		6,600	6,554,528
Citibank Omni Master Trust, Series 2009-A14A, Class A14, 144A	Aaa	2.971%	(c)	08/15/18		34,000	35,592,696
Commercial Industrial Finance Corp. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.678%	(c)	03/01/21		7,200	7,009,315
Commercial Industrial Finance Corp. (Cayman Islands), Series 2007-1A, Class A1L, 144A	Aaa	0.697%	(c)	05/10/21		14,000	13,479,984
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A1	Caa1	0.277%	(c)	11/25/36		251	105,996
EMC Mortgage Loan Trust, Series 2001-A, Class A, 144A	Ba3	0.587%	(c)	05/25/40		1,956	1,748,822
Fannie Mae Grantor Trust, Series 2002-T10, Class A1	Aaa	0.457%	(c)	06/25/32		1,658	1,638,396
First NLC Trust, Series 2007-1, Class A1, 144A	Caa2	0.287%	(c)	08/25/37		5,648	2,356,144
Fremont Home Loan Trust, Series 2006-E, Class 2A1	Caa2	0.277%	(c)	01/25/37		107	46,458
Galaxy CLO Ltd. (Cayman Islands), Series 2005-4A, Class A1VB, 144A	AAA(d)	0.735%	(c)	04/17/17		7,055	6,987,957
Galaxy CLO Ltd. (Cayman Islands), Series 2007-8A, Class A, 144A	Aa1	0.691%	(c)	04/25/19		17,754	16,999,442
GE-WMC Mortgage Securities LLC, Series 2006-1, Class A2A	Ca	0.257%	(c)	08/25/36		67	25,027
Hillmark Funding (Cayman Islands), Series 2006-1A, Class A1, 144A	Aaa	0.685%	(c)	05/21/21		30,400	29,412,578
Household Home Equity Loan Trust, Series 2005-1, Class A	Aaa	0.509%	(c)	01/20/34		4,501	4,400,944
JPMorgan Mortgage Acquisition Corp., Series 2007-CH3, Class A2	Ba2	0.297%	(c)	03/25/37		556	553,680
JPMorgan Mortgage Acquisition Corp., Series 2007-HE1, Class AV1	Caa1	0.277%	(c)	03/25/47		1,577	1,465,579
Lehman XS Trust, Series 2006-14N, Class 1A2	Ca	0.457%	(c)	09/25/46		274	26,290
Lehman XS Trust, Series 2006-16N, Class A4B	C	0.457%	(c)	11/25/46		457	97,470
Lehman XS Trust, Series 2006-GP2, Class 3A2	C	0.447%	(c)	06/25/46		173	12,391
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1	Aaa	0.777%	(c)	10/25/34		127	105,288
Magnolia Funding Ltd. (United Kingdom), Series 2010-1A, Class A1, 144A	NR	3.000%		04/20/17	EUR	501	645,503
MASTR Asset Backed Securities Trust, Series 2007-HE1, Class A1	Ba1	0.297%	(c)	05/25/37		436	427,049
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Caa2	0.267%	(c)	11/25/36		9	3,634
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	Caa3	5.726%		10/25/36		500	293,745
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Ca	0.577%	(c)	04/25/37		1,186	535,654

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)
Octagon Investment Partners VII Ltd. (Cayman Islands), Series 2004-7A, Class A1L, 144A	Aaa	0.778%	(c)	12/02/16			$3,101	$3,079,388
Residential Asset Mortgage Products, Inc., Series 2003-RS11, Class MII1	A3	1.312%	(c)	12/25/33			5,374	3,998,699
Securitized Asset Backed Receivables LLC Trust, Series 2007-HE1, Class A2A	Ca	0.277%	(c)	12/25/36			163	41,207
SLM Student Loan Trust, Series 2009-CT, Class 1A, 144A	Aaa	2.350%	(c)	04/15/39	(g)		2,222	2,238,198
SLM Student Loan Trust, Series 2010-C, Class A2, 144A	Aaa	2.871%	(c)	12/16/19			2,200	2,230,556
Soundview Home Equity Loan Trust, Series 2006-NLC1, Class A1, 144A	Caa3	0.277%	(c)	11/25/36			249	80,336
Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1	Caa1	0.297%	(c)	06/25/37			1,641	1,576,183
Wind River CLO Ltd. (Cayman Islands), Series 2004-1A, Class A1, 144A	Aaa	0.711%	(c)	12/19/16			18,599	18,368,627

TOTAL ASSET-BACKED SECURITIES (cost $183,900,171)								178,929,883

BANK LOANS(c) — 0.3%

Financial Services — 0.3%
Springleaf Financial Corp., Initial Loan,	B3	5.500%		05/28/17			23,000	22,499,750

Healthcare Providers & Services
HCA, Inc., Tranche Term Loan A-2	Ba3	2.716%		05/02/16			2,490	2,474,197

Oil & Gas
Petroleum Export V Ltd., Tranche Facility Term Loan B	NR	3.379%		12/07/12			1,353	1,251,766

TOTAL BANK LOANS (cost $26,721,053)								26,225,713

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, 144A	NR	1.971%	(c)	11/15/15			16,755	16,735,417
Bear Stearns Commercial Mortgage Securities, Series 2007-PW15, Class A4	Aaa	5.331%		02/11/44			400	438,076
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4	AAA(d)	5.471%	(c)	01/12/45			1,100	1,277,901
Credit Suisse Mortgage Capital Certificates, Series 2007-C1, Class A3	Aa3	5.383%		02/15/40			1,100	1,211,852
European Loan Conduit (Ireland), Series 25X, Class A	Aa3	0.495%	(c)	05/15/19		EUR	860	1,011,575
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4	Aaa	4.799%	(c)	08/10/42			200	215,345
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5	Aaa	5.224%	(c)	04/10/37			34,978	38,805,250
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4	Aaa	5.444%		03/10/39			800	913,458
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A3A	Aaa	4.678%		07/15/42			503	509,844
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2010-C2, Class A3, 144A	AAA(d)	4.070%		11/15/43			12,200	13,688,473
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	A(d)	5.866%	(c)	09/15/45			17,600	20,964,240

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Merrill Lynch Floating Trust, Series 2008-LAQA, Class A1, 144A	Aaa	0.766%	(c)	07/09/21	$7,841	$7,726,057
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485%	(c)	03/12/51	2,300	2,613,738
Morgan Stanley Capital I, Inc., Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49	200	237,246
Morgan Stanley Reremic Trust, Series 2009-GG10, Class A4A, 144A	Aaa	5.983%	(c)	08/12/45	100	117,466
Wachovia Bank Commercial Mortgage Trust, Series 2007-WHL8, Class A1, 144A	Aaa	0.301%	(c)	06/15/20	3,902	3,739,102

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $100,745,039)						110,205,040

CORPORATE BONDS — 20.4%

Agriculture
Altria Group, Inc., Gtd. Notes	Baa1	9.700%		11/10/18	372	532,816

Airlines
UAL 1991 Pass-Through Trust AB, Pass-Through Certificates	NR	10.020%		03/22/14(g)	449	241,262

Automobiles — 0.1%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.599%	(c)	09/13/13	9,800	9,868,688

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	0.998%	(c)	01/27/14	20,500	20,645,324

Biotechnology — 0.4%
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	3.625%		05/15/22	1,900	2,003,181
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	6.150%		06/01/18	22,000	26,886,816

						28,889,997

Building Materials
Urbi Desarrollos Urbanos SAB De CV (Mexico), Gtd. Notes, 144A	Ba3	8.500%		04/19/16	1,745	1,535,600

Chemicals
Braskem Finance Ltd. (Cayman Islands), Gtd. Notes, 144A	Baa3	5.750%		04/15/21	3,300	3,498,000

Diversified Financial Services — 0.5%
Banque PSA Finance (France), Sr. Unsec’d. Notes, 144A	Baa1	2.361%	(c)	04/04/14(g)	14,700	14,410,969
Fifth Third Bancorp, Sub. Notes	Baa2	0.799%	(c)	12/20/16	3,600	3,421,130
Gazprom OAO Via White Nights Finance BV (Netherlands), Sr. Unsec’d. Notes	Baa1	10.500%		03/08/14	6,500	7,263,750
Gazprom OAO Via White Nights Finance BV (Netherlands), Sr. Unsec’d. Notes	Baa1	10.500%		03/25/14	300	335,865
Odebrecht Drilling Norbe VIII/IX Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Baa3	6.350%		06/30/21	2,813	3,163,218
Vnesheconombank Via VEB Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	5.450%		11/22/17	3,100	3,379,000
Weyerhaeuser Co., Sr. Unsec’d. Notes	Ba1	7.375%		03/15/32	4,900	5,814,516

						37,788,448

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Electric — 0.5%
Ameren Illinois Co., Sr. Sec’d. Notes	Baa1	6.250%		04/01/18		$10,300	$12,619,920
Enel Finance International NV (Netherlands), Gtd. Notes, 144A	A3	6.800%		09/15/37(g)		12,800	12,402,675
Nisource Finance Corp., Gtd. Notes	Baa3	6.125%		03/01/22		9,800	12,035,321

							37,057,916

Financial – Bank & Trust — 8.1%
Abbey National Treasury Services PLC (United Kingdom), Bank Gtd. Notes	A(d)	1.758%	(c)	06/10/13		56,100	55,878,966
American Express Co., Sr. Unsec’d. Notes	A3	7.250%		05/20/14		10,000	11,037,480
Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec’d. Notes	Aa2	2.125%		01/10/14(g)		14,000	14,158,200
Banco Santander Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A	Baa1	4.250%		01/14/16		10,000	10,200,000
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.000%		09/01/17		2,000	2,313,360
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.500%		08/01/16		5,855	6,771,366
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	1.867%	(c)	01/30/14		37,300	37,567,404
Bank of America Corp., Sub. Notes	Baa2	0.765%	(c)	08/15/16		1,900	1,753,075
Bank of America NA, Sub. Notes	A3	6.000%		10/15/36		1,900	2,230,279
Bank of China Hong Kong Ltd. (Hong Kong), Sub. Notes, 144A	A1	5.550%		02/11/20		2,900	3,249,102
Bank of Montreal (Canada), Covered Bonds, 144A	Aaa	1.950%		01/30/18		300	313,917
Bank of Montreal (Canada), Covered Bonds, 144A	Aaa	2.850%		06/09/15		4,400	4,675,880
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.650%		10/29/15		5,300	5,475,967
Bank of Nova Scotia (Canada), Covered Bonds, 144A	Aaa	1.950%		01/30/17		800	838,160
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	2.375%		01/13/14		2,100	2,134,133
BBVA Bancomer SA (Mexico), Sr. Unsec’d. Notes, 144A	A1	4.500%		03/10/16		4,000	4,220,000
BBVA Bancomer SA (Mexico), Sub. Notes, 144A	A2	6.500%		03/10/21		8,000	8,764,000
BNP Paribas SA (France), Bank Gtd. Notes	Aa3	1.358%	(c)	01/10/14		26,300	26,309,599
BPCE SA (France), Jr. Sub. Notes	Baa3	9.000%	(c)	03/29/49	EUR	1,000	1,265,774
BPCE SA (France), Sr. Unsec’d. Notes, 144A	Aa3	2.375%		10/04/13(g)		2,500	2,503,283
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aa2	1.185%	(c)	09/18/15(g)		25,000	24,987,550
Credit Agricole Home Loan SFH (France), Covered Bonds, 144A	Aaa	1.203%	(c)	07/21/14(g)		33,500	32,773,829
Credit Agricole SA (France), Jr. Sub. Notes, 144A	A3	8.375%	(c)	10/29/49		44,500	43,276,250
Credit Agricole SA (France), Jr. Sub. Notes, MTN	A3	5.136%	(c)	12/29/49	GBP	2,400	2,790,382
Credit Suisse (Switzerland), Sr. Unsec’d. Notes	Aa1	2.200%		01/14/14		4,800	4,879,858
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	A2	1.505%	(c)	04/14/14		25,000	24,736,500
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes	Aa3	2.750%		01/10/14		200	201,742
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	Aa1	0.927%	(c)	04/29/14		26,900	26,472,332
Dexia Credit Local SA (France), Gov’t. Liquid Gtd. Notes, 144A	Aa1	2.750%		04/29/14		5,800	5,854,230
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	4.000%		01/29/21		2,800	3,050,634
Export-Import Bank of Korea (South Korea), Sr. Unsec’d. Notes	A1	5.125%		06/29/20		4,200	4,910,997

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Financial – Bank & Trust (cont’d.)
HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Aa2	2.000%		01/19/14(g)		$6,100	$6,158,517
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%		05/02/36		6,500	7,614,750
HSBC Holdings PLC (United Kingdom), Sub. Notes	A1	6.500%		09/15/37		3,700	4,376,016
Itau Unibanco Holding SA (Brazil), Sub. Notes, 144A	Baa1	6.200%		04/15/20		20,700	22,562,515
Lloyds TSB Bank PLC (United Kingdom), Jr. Sub. Notes, 144A	Ba1	12.000%	(c)	12/29/49		40,400	45,306,580
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	1.178%	(c)	04/11/14		31,200	31,397,808
Nordea Bank AB (Sweden), Sr. Unsec’d. Notes, 144A	Aa2	2.125%		01/14/14(g)		1,800	1,819,980
Nordea Eiendomskreditt A/S (Norway), Covered Bonds, 144A	Aaa	0.880%	(c)	04/07/15(g)		13,400	13,150,016
Northern Rock Asset Management PLC (United Kingdom), Covered Bonds, 144A	Aaa	5.625%		06/22/17(g)		37,200	41,801,640
Rabobank Nederland NV (Netherlands), Sr. Unsec’d. Notes	NR	6.875%		03/19/20	EUR	10,000	13,493,022
RBS Capital Trust I, Bank Gtd. Notes	B3	4.709%	(c)	12/29/49		3,200	1,984,000
RCI Banque SA (France), Sr. Unsec’d. Notes, 144A	Baa2	2.328%	(c)	04/11/14(g)		10,200	9,992,226
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	B3	7.640%	(c)	03/29/49		10,200	8,338,500
Royal Bank of Scotland PLC (The) (United Kingdom), Bank Gtd. Notes, 144A	A2	4.875%		08/25/14		1,300	1,381,250
Royal Bank of Scotland PLC (The) (United Kingdom), Sub. Notes (original cost $15,164,208; purchased 03/07/11)(f)	Baa3	2.029%	(c)	03/30/15(g)	CAD	17,300	14,899,539
Santander Finance Preferred SA Unipersonal (Spain), Ltd. Gtd. Notes	Baa2	11.300%	(c)	07/29/49	GBP	2,400	3,885,220
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Aa3	2.991%		10/07/13(g)		6,200	6,188,283
Sberbank of Russia Via SB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	A3	4.950%		02/07/17		2,900	3,084,962
Sberbank of Russia Via SB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	A3	6.125%		02/07/22		4,000	4,394,946
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa2	4.500%		07/27/15		7,000	7,272,366
State Street Capital Trust IV, Ltd. Gtd. Notes	A3	1.389%	(c)	06/01/77		1,100	814,838
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	1.950%		01/14/14(g)		6,000	6,080,772
Turkiye Garanti Bankasi A/S (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	2.955%	(c)	04/20/16		3,800	3,629,000
Westpac Banking Corp. (Australia), Gov’t. Liquid Gtd. Notes, 144A	Aaa	3.585%		08/14/14(g)		4,200	4,416,745
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A	Aa2	1.092%	(c)	03/31/14		16,600	16,693,508

							656,331,248

Financial Services — 6.8%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Gtd. Notes	Baa1	8.700%		08/07/18		2,300	2,990,000
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes	Baa1	7.700%		08/07/13		1,000	1,051,500

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Financial Services (cont’d.)
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	8.700%		08/07/18		$2,300	$2,990,000
Ally Financial, Inc., Gtd. Notes	B1	3.638%	(c)	02/11/14		4,400	4,427,192
Ally Financial, Inc., Gtd. Notes	B1	3.779%	(c)	06/20/14		11,100	11,349,972
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20		8,100	9,294,750
Bank One Capital III, Ltd. Gtd. Notes	A2	8.750%		09/01/30		1,100	1,524,908
Citigroup, Inc., Sr. Unsec’d. Notes	A3	1.906%	(c)	01/13/14		11,600	11,695,294
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.300%		10/17/12		1,000	1,001,913
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%		10/15/14		22,100	23,831,292
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.000%		08/15/17		65	75,711
Citigroup, Inc., Sr. Unsec’d. Notes	A3	8.125%		07/15/39		7,200	10,690,834
Citigroup, Inc., Sub. Notes	Baa1	4.875%		05/07/15		5,200	5,530,112
Citigroup, Inc., Sub. Notes	Baa1	6.125%		08/25/36		2,100	2,280,289
Citigroup, Inc., Unsec’d. Notes	A3	8.500%		05/22/19		3,797	5,021,555
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	5.625%		09/15/15		10,400	11,367,907
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	5.875%		08/02/21		400	452,544
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	7.000%		04/15/15		11,900	13,328,000
General Electric Capital Corp., Jr. Sub. Notes	Baa1	7.125%	(c)	12/15/49		1,400	1,550,500
General Electric Capital Corp., Sub. Notes	Aa3	6.375%	(c)	11/15/67		16,775	17,700,980
General Electric Capital Corp., Sub. Notes, 144A .	Aa3	5.500%	(c)	09/15/67	EUR	33,000	41,558,508
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	0.668%	(c)	05/23/16	EUR	6,900	8,329,903
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	1.439%	(c)	02/07/14		11,600	11,594,096
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.950%		01/18/18		17,700	20,554,054
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.150%		04/01/18		7,200	8,403,689
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.250%		09/01/17		13,100	15,355,427
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	0.772%	(c)	01/30/17	EUR	900	1,072,614
International Lease Finance Corp., Sr. Sec’d. Notes, 144A.	Ba3	6.750%		09/01/16		5,400	6,068,250
International Lease Finance Corp., Sr. Unsec’d. Notes	B1	5.750%		05/15/16		1,400	1,484,339
JPMorgan Chase & Co., Jr. Sub. Notes	Baa1	7.900%	(c)	04/29/49		9,000	10,221,570
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	6.000%		01/15/18		5,100	6,080,546
JPMorgan Chase & Co., Sr. Unsec’d. Notes, MTN	Aa3	0.475%	(c)	09/26/13	EUR	1,100	1,414,824
JPMorgan Chase Bank NA, Sub. Notes	A1	0.877%	(c)	05/31/17	EUR	6,400	7,813,102
JPMorgan Chase Bank NA, Sub. Notes	Aa2	6.000%		10/01/17		1,800	2,130,075
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes	B1	7.869%		08/25/20	GBP	7,850	12,307,591
LBG Capital No. 1 PLC (United Kingdom), Bank Gtd. Notes, 144A	BB-(d)	8.500%	(c)	12/29/49(g)		700	644,000
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	A2	0.973%		05/30/14	EUR	11,600	14,657,339
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.595%	(c)	08/25/14	EUR	3,100	3,901,870
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	0.675%	(c)	01/31/14	EUR	14,100	17,895,973
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.875%		04/25/18		7,500	8,985,855
Morgan Stanley, Sr. Unsec’d. Notes	A2	1.427%	(c)	04/29/13		11,700	11,713,151
Morgan Stanley, Sr. Unsec’d. Notes	A2	2.052%	(c)	01/24/14		4,600	4,615,401
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.250%		08/28/17		20,900	23,709,984

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Financial Services (cont’d.)
MUFG Capital Finance 5 Ltd. (Cayman Islands), Jr. Sub. Notes	Ba1	6.299	%(c)	01/29/49	GBP	2,000	$3,455,036
SLM Corp., Sr. Notes, MTN	Ba1	6.250%		01/25/16		$2,300	2,495,500
SLM Corp., Sr. Unsec’d. Notes	Ba1	0.751	%(c)	01/27/14		10,000	9,711,230
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	0.582	%(c)	06/17/13	EUR	5,900	7,430,756
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	4.875%		12/17/12	GBP	2,400	3,865,753
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%		06/15/18		10,000	11,712,170
Societe Generale (France), Jr. Sub. Notes	Baa2	7.756	%(c)	05/29/49	EUR	600	672,724
Societe Generale (France), Jr. Sub. Notes	Baa2	9.375	%(c)	09/29/49	EUR	2,000	2,627,927
Societe Generale (France), Jr. Sub. Notes, 144A	Baa2	5.922	%(c)	04/29/49(g)		15,200	12,312,000
Springleaf Finance Corp., Sr. Unsec’d. Notes	Caa1	3.250%		01/16/13	EUR	8,200	10,379,347
Springleaf Finance Corp., Sr. Unsec’d. Notes	Caa1	4.125%		11/29/13	EUR	12,000	14,942,558
SSIF Nevada LP, Bank Gtd. Notes, 144A	Aa1	1.155	%(c)	04/14/14(g)		61,300	61,577,934
Sydney Airport Finance Co. Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	Baa2	5.125%		02/22/21		1,500	1,626,165
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A	Aaa	4.300%		10/25/19		2,900	3,298,880
TNK-BP Finance SA (Luxembourg), Gtd. Notes	Baa2	7.250%		02/02/20		1,700	2,057,425
TNK-BP Finance SA (Luxembourg), Gtd. Notes	Baa2	7.875%		03/13/18		5,000	6,050,000
UBS AG (Switzerland), Sr. Unsec’d. Notes	Aa3	1.447	%(c)	01/28/14		2,000	2,008,116
UBS AG (Switzerland), Sr. Unsec’d. Notes	Aa3	5.750%		04/25/18		4,100	4,831,555
UBS Preferred Funding Trust V, Jr. Sub. Notes	Baa3	6.243	%(c)	05/29/49		12,400	12,214,000
UFJ Finance Aruba AEC (Aruba), Bank Gtd. Notes	A1	6.750%		07/15/13		400	418,536
Vesey Street Investment Trust I, Gtd. Notes	A3	4.404%		09/01/16		4,100	4,387,168

							556,742,194

Healthcare Providers & Services — 0.1%
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%		02/15/20		10,000	11,125,000

Holding Companies – Diversified
Noble Group Ltd. (Bermuda), Sr. Unsec’d. Notes, 144A	Baa3	4.875%		08/05/15		755	785,200

Hotels & Motels — 0.1%
Hyatt Hotels Corp., Sr. Unsec’d. Notes, 144A	Baa2	5.750%		08/15/15(g)		5,900	6,460,004

Insurance — 0.8%
American International Group, Inc., Jr. Sub. Debs.	Baa2	8.175	%(c)	05/15/68		11,400	13,950,750
American International Group, Inc., Jr. Sub. Notes	Baa2	6.250%		03/15/87		5,500	5,555,000
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	4.875%		06/01/22		10,900	12,283,831
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	5.050%		10/01/15		800	876,494
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%		08/15/18		7,500	9,644,325
American International Group, Inc., Sr. Unsec’d. Notes, MTN	Baa1	5.850%		01/16/18		3,400	3,943,772
Dai-Ichi Life Insurance Co Ltd. (The) (Japan), Sub. Notes, 144A	A3	7.250	%(c)	12/29/49(g)		6,600	7,375,500
Pacific LifeCorp, Sr. Notes, 144A	Baa1	6.000%		02/10/20		2,900	3,225,740
Principal Life Income Funding Trusts, Sr. Sec’d. Notes, MTN	Aa3	5.550%		04/27/15		8,100	8,986,140

							65,841,552

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Media
Comcast Corp., Gtd. Notes	Baa1	6.450%		03/15/37		$1,600	$2,060,846

Metals & Mining — 0.4%
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, 144A	A1	6.150%		10/24/36		700	897,144
Codelco, Inc. (Chile), Sr. Unsec’d. Notes, 144A	A1	7.500%		01/15/19		4,600	5,964,558
CSN Resources SA (Luxembourg), Gtd. Notes, 144A	Ba1	6.500%		07/21/20		4,300	4,633,250
Gerdau Holdings, Inc., Gtd. Notes, 144A	BBB-(d)	7.000%		01/20/20		12,200	14,091,000
Gerdau Trade, Inc. (British Virgin Islands), Gtd. Notes, 144A	BBB-(d)	5.750%		01/30/21		2,500	2,712,500
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.250%		01/23/17		1,200	1,387,757
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%		11/21/36		1,200	1,389,454

							31,075,663

Oil & Gas — 1.4%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	1.351%	(c)	06/02/14		9,700	9,693,530
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.750%		01/15/32		4,200	4,891,400
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.800%		08/01/31		850	987,662
ENN Energy Holdings Ltd. (Cayman Islands), Sr. Unsec’d. Notes, 144A	Baa3	6.000%		05/13/21		1,700	1,907,755
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes	Baa1	9.250%		04/23/19		1,000	1,302,500
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.212%		11/22/16		1,100	1,222,430
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	7.343%		04/11/13		1,900	1,958,520
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	8.146%		04/11/18		7,200	8,771,184
Gazprom OAO Via Gazprom International SA (Luxembourg), Sr. Unsec’d. Notes	BBB+(d)	7.201%		02/01/20		384	432,420
Gazprom OAO Via RBS AG (Germany), Sr. Unsec’d. Notes	Baa1	9.625%		03/01/13		400	413,216
Novatek Finance Ltd. (Ireland), Sr. Unsec’d. Notes, 144A	Baa3	5.326%		02/03/16		3,100	3,302,275
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%		01/27/21		20,700	23,324,160
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	7.875%		03/15/19		4,800	6,029,179
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%		01/21/21		16,400	19,229,000
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	6.000%		03/05/20		2,500	2,987,500
Petroleos Mexicanos (Mexico), Gtd. Notes, 144A .	Baa1	5.500%		06/27/44		1,800	1,980,000
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes	Aa3	5.298%		09/30/20		3,275	3,684,622
Ras Laffan Liquefied Natural Gas Co. Ltd. II (Qatar), Sr. Sec’d. Notes, 144A	Aa3	5.298%		09/30/20		1,344	1,511,640
Southern Gas Networks PLC (United Kingdom), Sr. Unsec’d. Notes	Aa3	1.065%	(c)	10/21/15	GBP	13,500	20,694,452

							114,323,445

Paper & Forest Products
Georgia-Pacific LLC, Sr. Unsec’d. Notes	Baa3	7.750%		11/15/29		2,000	2,642,364

Real Estate — 0.1%
WEA Finance LLC/WT Finance Aust Pty Ltd., Gtd. Notes, 144A	A2	6.750%		09/02/19		7,300	8,851,834

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Retail & Merchandising
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%	01/10/30		$1,073	$1,306,719

Savings & Loan — 0.1%
Nationwide Building Society (United Kingdom), Sr. Unsec’d. Notes, 144A	A2	6.250%	02/25/20(g)		9,800	11,241,511

Telecommunications — 0.2%
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	3.375%	10/14/16		400	419,470
Qtel International Finance Ltd. (Bermuda), Gtd. Notes, 144A	A2	4.750%	02/16/21		900	998,100
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.200%	11/10/26		7,950	8,039,438
Verizon Virginia, Inc., Sr. Unsec’d. Notes	A-(d)	7.875%	01/15/22		3,000	3,900,075

						13,357,083

Utilities — 0.5%
Entergy Corp., Sr. Unsec’d. Notes	Baa3	3.625%	09/15/15		14,700	15,463,827
Korea Electric Power Corp. (South Korea), Sr. Unsec’d. Notes, 144A	A1	3.000%	10/05/15		16,000	16,700,486
Majapahit Holding BV (Netherlands), Gtd. Notes	Ba1	7.250%	06/28/17		4,400	5,214,000
Majapahit Holding BV (Netherlands), Gtd. Notes, 144A	Ba1	7.750%	01/20/20		5,000	6,287,500

						43,665,813

TOTAL CORPORATE BONDS (cost $1,580,817,893)						1,665,868,527

FOREIGN GOVERNMENT BONDS — 9.3%
Banco Nacional de Desenvolvimento Economico e Social (Brazil), Bonds	Baa2	4.125%	09/15/17	EUR	2,700	3,672,608
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%	01/01/14	BRL	435	219,805
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%	01/01/17	BRL	9,088	4,627,802
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%	01/01/21	BRL	75	38,635
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes	Aaa	2.650%	03/15/22	CAD	700	740,778
Canada Housing Trust No. 1 (Canada), Gov’t. Gtd. Notes	Aaa	3.800%	06/15/21	CAD	6,000	6,931,279
Export Credit Bank of Turkey (Turkey), Sr. Unsec’d. Notes, 144A	Ba1	5.875%	04/24/19		4,100	4,512,050
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	2.500%	03/01/15	EUR	74,800	95,539,222
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	3.000%	04/01/14	EUR	5,700	7,414,146
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Aa2	3.000%	11/01/15	EUR	3,900	5,011,293
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	3.500%	06/01/14	EUR	8,200	10,731,718
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	3.750%	08/01/15	EUR	2,100	2,752,185
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	3.750%	04/15/16	EUR	2,800	3,654,558
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.250%	07/01/14	EUR	10,800	14,317,821
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.500%	07/15/15	EUR	65,900	88,080,976
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.750%	05/01/17	EUR	7,100	9,429,858
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	4.750%	06/01/17	EUR	11,800	15,654,735
Italy Buoni Poliennali del Tesoro (Italy), Bonds	Baa2	6.000%	11/15/14	EUR	12,700	17,459,211
Italy Buoni Poliennali del Tesoro (Italy), Bonds, TIPS	Baa2	2.100%	09/15/21	EUR	1,200	1,446,756
Italy Buoni Poliennali del Tesoro (Italy), Sr. Unsub. Notes	Baa2	4.250%	08/01/14	EUR	36,600	48,570,793

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Korea Housing Finance Corp. (South Korea), Covered Bonds	Aa3	4.125%		12/15/15		$2,700	$2,908,281
Mexican Bonos (Mexico), Bonds	Baa1	6.000%		06/18/15	MXN	72,100	5,785,549
Mexican Bonos (Mexico), Bonds	Baa1	6.250%		06/16/16	MXN	74,000	6,016,342
Mexican Bonos (Mexico), Bonds	Baa1	6.500%		06/10/21	MXN	166,100	14,054,150
Mexican Bonos (Mexico), Bonds	Baa1	6.500%		06/09/22	MXN	5,000	422,442
Mexican Bonos (Mexico), Bonds	Baa1	10.000%		12/05/24	MXN	219,700	24,004,381
Province of British Columbia Canada (Canada), Sr. Unsec’d. Notes	Aaa	1.200%		04/25/17		37,400	38,199,986
Province of Ontario (Canada), Bonds	Aa1	4.000%		06/02/21	CAD	44,300	50,251,728
Province of Ontario (Canada), Bonds	Aa1	4.200%		03/08/18	CAD	2,800	3,176,979
Province of Ontario (Canada), Bonds	Aa1	4.200%		06/02/20	CAD	14,700	16,855,282
Province of Ontario (Canada), Bonds	Aa1	4.300%		03/08/17	CAD	10,600	11,942,602
Province of Ontario (Canada), Bonds, MTN	Aa1	4.600%		06/02/39	CAD	4,700	5,831,758
Province of Ontario (Canada), Debs.	Aa1	6.500%		03/08/29	CAD	9,800	14,181,341
Province of Ontario (Canada), Notes, MTN	Aa1	5.500%		06/02/18	CAD	3,200	3,848,138
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa2	1.650%		09/27/19		3,500	3,510,150
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa1	3.000%		07/16/18		2,700	2,956,689
Province of Ontario (Canada), Sr. Unsec’d. Notes	Aa1	4.400%		04/14/20		3,800	4,508,278
Province of Ontario (Canada), Sr. Unsec’d. Notes, MTN	Aa1	4.000%		10/07/19		1,200	1,389,631
Province of Ontario (Canada), Unsec’d. Notes	Aa2	3.150%		06/02/22	CAD	43,400	45,947,228
Province of Quebec (Canada), Debs.	A+(d)	4.500%		12/01/17	CAD	4,400	5,035,183
Province of Quebec (Canada), Notes	Aa2	4.250%		12/01/21	CAD	33,900	38,808,966
Province of Quebec (Canada), Notes	Aa2	4.500%		12/01/20	CAD	43,400	50,545,924
Province of Quebec (Canada), Sr. Unsec’d. Notes	Aa2	2.750%		08/25/21		4,400	4,606,598
Province of Quebec (Canada), Unsec’d. Notes	Aa2	3.500%		07/29/20		1,400	1,565,200
Province of Quebec (Canada), Unsec’d. Notes	Aa2	3.500%		12/01/22	CAD	9,000	9,667,104
Republic of Panama (Panama), Sr. Unsec’d. Notes	Baa3	7.250%		03/15/15		900	1,030,500
Russian Government (Russia), Sr. Unsec’d. Notes	Baa1	7.500%		03/31/30		30,510	38,536,549
Spainish Government (Spain), Bonds	Baa3	3.300%		10/31/14	EUR	200	255,915
Spainish Government (Spain), Bonds	Aaa	4.400%		01/31/15	EUR	4,900	6,403,725
United Mexican States (Mexico), Sr. Unsec’d. Notes	Baa1	4.250%		07/14/17	EUR	1,000	1,424,478
Vnesheconombank Via VEB Finance PLC (Ireland), Sr. Unsec’d. Notes, 144A	Baa1	5.375%		02/13/17		2,700	2,894,994

TOTAL FOREIGN GOVERNMENT BONDS (cost $723,303,090)							757,372,300

MUNICIPAL BONDS — 4.8%

California — 2.6%
Bay Area Toll Authority, Revenue Bonds	A1	7.043%		04/01/50		6,700	9,699,322
California Infrastructure & Economic Development Bank, Revenue Bonds	Aa2	6.486%		05/15/49		2,600	3,219,060
California State University, Revenue Bonds	Aa2	6.484%		11/01/41		4,500	5,574,240
City of Riverside CA Electric, Revenue Bonds	AA-(d)	7.605%		10/01/40		9,300	12,867,294
Golden State Tobacco Securitization Corp., Revenue Bonds	B3	1.140%	(s)	06/01/37		18,400	14,862,232
Los Angeles Department of Water & Power, Revenue Bonds	Aa3	6.603%		07/01/50		3,300	4,862,088
Los Angeles Unified School District, General Obligation Unlimited	Aa2	6.758%		07/01/34		14,700	19,583,487
Los Angeles Waste Water System, Revenue Bonds	Aa3	5.713%		06/01/39		2,400	2,934,960

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)

California (cont’d.)
Orange County Local Transportation Authority, Series A, Revenue Bonds	Aa2	6.908%		02/15/41	$16,100	$22,776,348
State of California, General Obligation Unlimited	A1	5.650%	(c)	04/01/39	2,200	2,257,442
State of California, General Obligation Unlimited	A1	5.950%		04/01/16	2,000	2,271,460
State of California, General Obligation Unlimited	A1	7.500%		04/01/34	9,200	12,268,844
State of California, General Obligation Unlimited	A1	7.550%		04/01/39	20,200	27,570,980
State of California, General Obligation Unlimited	A1	7.600%		11/01/40	7,100	9,855,794
University of California, Revenue Bonds	Aa2	5.000%		05/15/37	500	561,000
University of California, Revenue Bonds	AA-(d)	6.583%		05/15/49	42,800	58,593,628

						209,758,179

Florida
Seminole County Florida Water & Sewer, Revenue Bonds	Aa2	6.443%		10/01/40	400	454,656

Illinois — 0.6%
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.300%		12/01/21	300	340,491
Chicago Transit Authority, Series A, Revenue Bonds	Aa3	6.899%		12/01/40	18,200	22,081,514
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.200%		12/01/40	2,900	3,272,041
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.300%		12/01/21	200	226,994
Chicago Transit Authority, Series B, Revenue Bonds	Aa3	6.899%		12/01/40	10,200	12,375,354
Illinois Finance Authority, Revenue Bonds	Aa1	5.750%		07/01/33	4,900	5,981,038
Illinois Municipal Electric Agency, Revenue Bonds	A1	6.832%		02/01/35	4,800	5,793,216
Regional Transportation Authority, Series A, Revenue Bonds	Aa3	5.000%		07/01/25	1,600	1,840,064

						51,910,712

Iowa — 0.1%
State of Iowa, Revenue Bonds	Aa2	6.750%		06/01/34	6,800	8,060,516

Massachusetts — 0.2%
Massachusetts Health & Educational Facilities Authority, Revenue Bonds	Aaa	6.000%		07/01/36	5,100	6,294,828
Massachusetts Health & Educational Facilities Authority, Series A, Revenue Bonds	Aaa	5.500%		11/15/36	500	608,295
Massachusetts Port Authority, Revenue Bonds	A3	6.352%		07/01/37	7,900	9,598,895

						16,502,018

Nebraska — 0.1%
Public Power Generation Agency, Revenue Bonds	A2	7.242%		01/01/41	3,600	4,319,172

Nevada — 0.1%
County of Clark NV Airport, Revenue Bonds	Aa2	6.820%		07/01/45	5,400	7,741,602
Truckee Meadows Water Authority, Series A, Revenue Bonds	Aa2	5.000%		07/01/36	195	211,548

						7,953,150

New Jersey — 0.1%
City of Trenton, General Obligation Unlimited	Aa3	4.800%		04/01/14	990	1,002,682

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
MUNICIPAL BONDS (Continued)

New Jersey (cont’d.)
Jersey City Municipal Utilities Authority, Series A, Revenue Bonds	A2	4.810%		05/15/14		$1,000	$1,045,180
New Jersey State Turnpike Authority, Series A, Revenue Bonds	A3	7.102%		01/01/41		5,500	7,901,190

							9,949,052

New York
New York City Municipal Water Finance Authority, Revenue Bonds	Aa2	5.750%		06/15/40		300	362,448
New York City Transitional Finance Authority, Revenue Bonds	Aa1	5.000%		02/01/31		1,500	1,781,385

							2,143,833

North Carolina — 0.1%
North Carolina Turnkpike Authority, Revenue Bonds	Aa2	6.700%		01/01/39		5,300	6,145,350

Ohio — 0.3%
American Municipal Power, Inc., Revenue Bonds .	A3	8.084%		02/15/50		18,200	26,848,458

Rhode Island
Tobacco Settlement Financing Corp., Revenue Bonds	Ba1	6.125%		06/01/32		1,205	1,216,942
Tobacco Settlement Financing Corp., Revenue Bonds	B1	6.250%		06/01/42		400	405,964

							1,622,906

Tennessee — 0.5%
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bonds	Aa3	6.568%		07/01/37		7,700	10,568,866
Metropolitan Government of Nashville & Davidson County, Series C, Revenue Bonds	Aa3	6.693%		07/01/41		21,000	29,512,770

							40,081,636

Texas
Dallas County Hospital District, General Obligation Ltd.	AAA(d)	6.171%		08/15/34		1,600	1,914,336

Wisconsin — 0.1%
State of Wisconsin, Revenue Bonds	Aa3	5.050%		05/01/18		2,500	2,912,375
Wisconsin State General, Revenue Bonds	Aa3	5.700%		05/01/26		510	626,204

							3,538,579

TOTAL MUNICIPAL BONDS (cost $313,123,149)							391,202,553

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 6.3%
ABN AMRO Mortgage Corp., Series 2003-13, Class A3	Aaa	5.500%		01/25/34		1,825	1,854,463
Adjustable Rate Mortgage Trust, Series 2005-5, Class 2A1	Caa2	3.113%	(c)	09/25/35		3,743	3,390,041
American Home Mortgage Investment Trust, Series 2004-4, Class 4A	Ba1	2.709%	(c)	02/25/45		906	877,040
Arran Residential Mortgages Funding PLC (United Kingdom), Series 2010-1A, Class A1B, 144A	Aaa	1.545%	(c)	05/16/47	EUR	694	892,667

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Arran Residential Mortgages Funding PLC (United Kingdom), Series 2010-1A, Class A2B, 144A	Aaa	1.745%	(c)	05/16/47	EUR	9,000	$11,791,679
Banc of America Funding Corp., Series 2005-D, Class A1	AAA(d)	2.614%	(c)	05/25/35		$1,371	1,418,358
Banc of America Funding Corp., Series 2006-J, Class 4A1	D(d)	5.630%	(c)	01/20/47		1,610	1,143,936
Banc of America Mortgage Securities, Inc., Series 2004-1, Class 5A1	AAA(d)	6.500%		09/25/33		124	130,981
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	A1	6.500%		10/25/31		32	33,407
Banc of America Mortgage Securities, Inc., Series 2004-F, Class 1A1	Baa3	2.998%	(c)	07/25/34		1,769	1,734,531
BCAP LLC Trust, Series 2011-RR5, Class 12A1, 144A	NR	5.491%	(c)	03/26/37		1,700	1,372,750
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.606%	(c)	02/25/33		120	121,337
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A2	Aaa	2.911%	(c)	02/25/33		121	110,242
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-1, Class 6A1	Aa1	2.638%	(c)	04/25/33		61	61,273
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 1A1	Baa3	2.875%	(c)	01/25/34		11	9,773
Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-8, Class 4A1	Baa3	2.994%	(c)	01/25/34		332	332,489
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 1A1	B2	3.101%	(c)	07/25/34		1,938	1,721,725
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1	B3	3.076%	(c)	11/25/34		5,515	5,228,989
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 22A1	Ba3	2.812%	(c)	01/25/35		1,187	1,169,607
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Baa3	3.078%	(c)	03/25/35		1,184	1,189,072
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-5, Class A2	Ba3	2.250%	(c)	08/25/35		26,546	25,929,743
Bear Stearns Alt-A Trust, Series 2003-5, Class 2A1	A1	2.676%	(c)	12/25/33		2,881	2,904,440
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A1	Caa2	2.890%	(c)	05/25/35		2,555	2,287,320
Bear Stearns Alt-A Trust, Series 2005-4, Class 23A2	Caa1	2.890%	(c)	05/25/35		1,850	1,771,194
Bear Stearns Alt-A Trust, Series 2005-7, Class 22A1	Caa3	3.006%	(c)	09/25/35		1,328	1,072,777
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Ca	2.953%	(c)	03/25/36		514	308,492
Bear Stearns Alt-A Trust, Series 2006-8, Class 3A1	A2	0.377%	(c)	02/25/34		2,889	2,695,524
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 1A1	Caa3	2.840%	(c)	01/26/36		5,001	3,006,997
Bear Stearns Structured Products, Inc., Series 2007-R6, Class 2A1	Caa3	2.837%	(c)	12/26/46		2,635	1,469,934
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2B	Ca	2.679%	(c)	08/25/35		5,288	2,898,343
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Caa3	2.845%	(c)	12/25/35		408	251,726
Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Ca	5.506%	(c)	11/25/35		486	347,373

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	C	0.487%	(c)	05/25/36	$349	$64,602
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	C	0.467%	(c)	10/25/46	437	147,519
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Caa3	0.399%	(c)	02/20/47	4,488	2,508,024
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Caa3	0.397%	(c)	05/25/47	6,173	4,223,790
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-22, Class A3	B3	2.657%	(c)	11/25/34	3,645	3,321,323
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB9, Class 1A1	Caa1	2.722%	(c)	02/20/35	6,377	5,808,253
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Caa2	5.102%	(c)	10/20/35	574	447,681
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB9, Class 3A2A	Caa2	2.809%	(c)	02/20/36	628	533,634
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	Ca	0.557%	(c)	03/25/36	602	257,184
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	C	0.567%	(c)	02/25/36	352	127,046
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Ca	5.143%	(c)	05/20/36	1,017	703,046
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-P1A, Class A, 144A	A1	0.888%	(c)	03/25/32	42	36,029
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B	Ca	6.300%		07/25/36	648	371,771
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	C	0.539%	(c)	07/19/45	415	48,074
Fannie Mae REMICS, Series 1993-70, Class Z	Aaa	6.900%		05/25/23	36	40,836
Fannie Mae REMICS, Series 2001-29, Class Z	Aaa	6.500%		07/25/31	89	102,113
Fannie Mae REMICS, Series 2002-56, Class MC	Aaa	5.500%		09/25/17	49	53,241
Fannie Mae REMICS, Series 2003-25, Class KP	Aaa	5.000%		04/25/33	2,029	2,245,704
Fannie Mae REMICS, Series 2003-33, Class PU	Aaa	4.500%		05/25/33	104	115,202
Fannie Mae REMICS, Series 2005-75, Class FL	Aaa	0.667%	(c)	09/25/35	5,096	5,116,776
Fannie Mae REMICS, Series 2006-5, Class 3A2	Aaa	2.675%	(c)	05/25/35	267	284,758
Fannie Mae REMICS, Series 2006-118, Class A1	Aaa	0.277%	(c)	12/25/36	851	843,840
Fannie Mae REMICS, Series 2007-30, Class AF	Aaa	0.527%	(c)	04/25/37	4,653	4,663,948
Fannie Mae REMICS, Series 2007-73, Class A1	Aaa	0.277%	(c)	07/25/37	3,072	2,945,533
Fannie Mae REMICS, Series 2012-55, Class PC	Aaa	3.500%		05/25/42	52,839	56,226,585
Fannie Mae Whole Loan, Series 2003-W1, Class 1A1	Aaa	6.215%	(c)	12/25/42	624	718,986
Fannie Mae Whole Loan, Series 2004-W2, Class 2A2	Aaa	7.000%		02/25/44	155	178,659
Fannie Mae Whole Loan, Series 2004-W2, Class 5A	Aaa	7.500%		03/25/44	140	163,647
FHLMC Structured Pass-Through Securities, Series T-61, Class 1A1	Aaa	1.511%	(c)	07/25/44	1,346	1,370,429
FHLMC Structured Pass-Through Securities, Series T-62, Class 1A1	Aaa	1.306%	(c)	10/25/44	910	914,032
FHLMC Structured Pass-Through Securities, Series T-63, Class 1A1	Aaa	1.348%	(c)	02/25/45	225	218,109
FHLMC Structured Pass-Through Securities, Series T-75, Class A1	Aaa	0.257%	(c)	12/25/36	5,564	5,528,113
First Horizon Alternative Mortgage Securities, Series 2005-AA7, Class 2A1	Caa2	2.603%	(c)	09/25/35	118	98,252
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 2A1	B-(d)	2.614%	(c)	08/25/35	1,286	1,214,458
Freddie Mac REMICS, Series 2064, Class ZA	Aaa	6.500%		05/15/28	764	875,313

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#			Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Freddie Mac REMICS, Series 2145, Class MZ	Aaa	6.500%		04/15/29		$2,440		$2,783,502
Freddie Mac REMICS, Series 2378, Class PE	Aaa	5.500%		11/15/16		90		95,634
Freddie Mac REMICS, Series 2662, Class DG	Aaa	5.000%		10/15/22		899		941,507
Freddie Mac REMICS, Series 2694, Class QH	Aaa	4.500%		03/15/32		989		1,021,626
Freddie Mac REMICS, Series 2721, Class PE	Aaa	5.000%		01/15/23		513		538,094
Freddie Mac REMICS, Series 2734, Class PG	Aaa	5.000%		07/15/32		492		508,323
Freddie Mac REMICS, Series 2737, Class YD	Aaa	5.000%		08/15/32		369		382,060
Freddie Mac REMICS, Series 2764, Class LZ	Aaa	4.500%		03/15/34		11,133		12,266,853
Freddie Mac REMICS, Series 3149, Class LF	Aaa	0.521%(c	)	05/15/36		2,194		2,198,683
Freddie Mac REMICS, Series 3335, Class BF	Aaa	0.371%(c	)	07/15/19		2,213		2,214,334
Freddie Mac REMICS, Series 3335, Class FT	Aaa	0.371%(c	)	08/15/19		5,674		5,678,489
Freddie Mac REMICS, Series 3346, Class FA	Aaa	0.451%(c	)	02/15/19		546		547,573
Freddie Mac REMICS, Series 3838, Class GZ	Aaa	4.000%		04/15/41		29,716		31,295,152
Freddie Mac REMICS, Series 3886, Class AF	Aaa	0.801%(c	)	07/15/41		18,287		18,383,151
Freddie Mac REMICS, Series 3898, Class NF	Aaa	0.791%(c	)	07/15/41		72,533		72,916,888
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	0.871%(c	)	02/16/30		8		8,502
Granite Master Issuer PLC (United Kingdom), Series 2005-1, Class A4	Aaa	0.419%(c	)	12/20/54		2,846		2,789,983
Granite Master Issuer PLC (United Kingdom), Series 2005-4, Class A5	Aaa	0.319%(c	)	12/20/54	EUR	3,402		4,286,280
Granite Master Issuer PLC (United Kingdom), Series 2007-1, Class 3A2	Aaa	0.319%(c	)	12/20/54	EUR	5,230		6,590,222
Granite Master Issuer PLC (United Kingdom), Series 2007-2, Class 3A2	Aaa	0.320%(c	)	12/17/54	EUR	3,285		4,138,659
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 2A	Aaa	0.844%(c	)	01/20/44	EUR	496		628,449
Granite Mortgages PLC (United Kingdom), Series 2003-3, Class 3A	Aaa	1.163%(c	)	01/20/44	GBP	768		1,227,033
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 2A2	Aaa	0.524%(c	)	09/20/44	EUR	512		646,705
Granite Mortgages PLC (United Kingdom), Series 2004-3, Class 3A2	Aaa	1.011%(c	)	09/20/44	GBP	3,948		6,269,070
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	C	0.487%(c	)	04/25/36		430		61,717
Greenpoint Mortgage Funding Trust, Series 2006-AR8, Class 1A1A	B3	0.297%(c	)	01/25/47		— (r	)	27
Greenpoint Mortgage Pass-Through Certificates, Series 2003-1, Class A1	B(d)	3.177%(c	)	10/25/33		2,252		2,201,842
GSR Mortgage Loan Trust, Series 2004-7, Class 1A1	B1	2.749%(c	)	06/25/34		1,350		1,338,222
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	Aaa	2.647%(c	)	09/25/35		2,595		2,603,654
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1	B-(d)	5.138%(c	)	11/25/35		3,267		3,270,562
GSR Mortgage Loan Trust, Series 2007-2F, Class 3A3	Caa1	6.000%		03/25/37		3,825		3,525,968
Harborview Mortgage Loan Trust, Series 2005-2, Class 2A1A	Caa3	0.439%(c	)	05/19/35		615		451,678
Harborview Mortgage Loan Trust, Series 2005-4, Class 3A1	Caa3	3.077%(c	)	07/19/35		3,393		2,804,481
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	C	0.469%(c	)	09/19/46		304		41,696
Holmes Master Issuer PLC (United Kingdom), Series 2011-1X, Class A3	Aaa	1.847%(c	)	10/15/54	EUR	7,700		10,032,674
Homebanc Mortgage Trust, Series 2006-2, Class A1	Caa2	0.397%(c	)	12/25/36		546		375,997

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	NR	1.717%	(c)	01/25/32	$2	$1,419
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A2	NR	1.815%	(c)	01/25/32	18	16,444
Indymac Index Mortgage Loan Trust, Series 2004-AR11, Class 2A	Caa1	2.671%	(c)	12/25/34	1,330	1,157,079
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	Caa2	2.999%	(c)	06/25/35	456	388,520
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	Caa2	4.802%	(c)	09/25/35	461	387,462
JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1	Baa1	4.761%	(c)	02/25/34	228	232,064
JPMorgan Mortgage Trust, Series 2005-A1, Class 6T1	Ba1	5.003%	(c)	02/25/35	530	540,092
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A2	CCC(d)	5.750%		01/25/36	3,682	3,425,961
JPMorgan Mortgage Trust, Series 2007-A1, Class 2A1	B3	2.915%	(c)	07/25/35	3,964	3,874,008
MASTR Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.500%		09/25/33	669	705,495
MASTR Reperforming Loan Trust, Series 2006-1, Class 1A4, 144A	B3	8.000%		07/25/35	881	911,658
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	Ca	0.517%	(c)	03/25/37	690	313,242
Merrill Lynch Mortgage Investors, Inc., Series 2003-A3, Class 1A	A2	2.552%	(c)	05/25/33	2,649	2,656,949
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	B2	0.427%	(c)	02/25/36	3,224	2,721,918
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-1, Class 2A1	D(d)	5.145%	(c)	04/25/37	1,060	807,710
MLCC Mortgage Investors, Inc., Series 2004-1, Class 2A2	Baa2	2.515%	(c)	12/25/34	333	342,669
MLCC Mortgage Investors, Inc., Series 2005-2, Class 3A	A1	1.231%	(c)	10/25/35	509	491,998
MLCC Mortgage Investors, Inc., Series 2005-3, Class 5A	A2	0.467%	(c)	11/25/35	2,795	2,508,841
Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5	Caa2	4.976%		05/25/35	5,324	4,871,711
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aa3	6.138%		03/25/47	523	492,451
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aa3	5.820%		03/25/47	518	487,266
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Ba1	0.477%	(c)	07/25/35	181	178,847
Prime Mortgage Trust, Series 2004-CL1, Class 1A2	AAA(d)	0.617%	(c)	02/25/34	325	294,274
Prime Mortgage Trust, Series 2004-CL1, Class 2A2	AAA(d)	0.617%	(c)	02/25/19	18	17,948
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	C	0.447%	(c)	05/25/37	812	187,713
Residential Funding Mortgage Securities I, Series 2003-S9, Class A1	BB(d)	6.500%		03/25/32	100	105,186
Residential Funding Mortgage Securities I, Series 2005-SA4, Class 1A21	Caa3	3.338%	(c)	09/25/35	5,064	3,999,707
Rothschild, (L.F.) Mortgage Trust, Series 2, Class Z	NR	9.950%		08/01/17	16	17,281
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1	B2	2.809%	(c)	01/25/35	5,323	4,745,032

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 3A1	Caa2	2.817%	(c)	08/25/35	$877	$780,386
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	D(d)	5.611%	(c)	02/25/36	453	354,349
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 1A2	C	0.477%	(c)	05/25/46	428	62,530
Structured Asset Mortgage Investments, Inc., Series 2006-AR5, Class 2A2	C	0.477%	(c)	05/25/46	414	49,039
Structured Asset Mortgage Investments, Inc., Series 2006-AR7, Class A1BG	Caa3	0.337%	(c)	08/25/36	3,427	2,106,428
Structured Asset Securities Corp., Series 2002-1A, Class 4A	NR	2.514%	(c)	02/25/32	38	38,343
Structured Asset Securities Corp., Series 2003-40A, Class 3A2	Ba3	2.714%	(c)	01/25/34	589	580,803
Structured Asset Securities Corp., Series 2006-11, Class A1, 144A	CC(d)	2.843%	(c)	10/28/35	1,350	1,180,733
Thornburg Mortgage Securities Trust, Series 2003-2, Class A1	Aa1	0.897%	(c)	04/25/43	171	169,685
Thornburg Mortgage Securities Trust, Series 2006-5, Class A1	B1	5.876%	(c)	10/25/46	10,711	10,812,621
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Ca	1.118%	(c)	05/25/46	2,711	1,660,055
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR2, Class A	Aa3	2.344%	(c)	02/27/34	506	513,627
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	B3	1.348%	(c)	11/25/42	284	262,672
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 2A	A2	2.544%	(c)	09/25/33	335	343,277
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1B2	B3	0.740%	(c)	11/25/34	1,000	885,743
Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A	A1	6.000%		06/25/34	262	279,332
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1	Ba2	0.507%	(c)	10/25/45	2,373	2,147,067
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1B2	Ca	0.627%	(c)	11/25/45	615	476,100
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR17, Class A1B2	Caa3	0.627%	(c)	12/25/45	554	442,351
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR10, Class 1A1	CC(d)	2.741%	(c)	09/25/36	630	481,942
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR16, Class 1A1	D(d)	2.314%	(c)	12/25/36	178	141,500
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A	Caa3	0.968%	(c)	12/25/46	1,217	912,165
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 1A1A	Caa2	0.958%	(c)	12/25/46	1,685	1,438,013
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR17, Class 2A	Caa2	2.594%	(c)	12/25/46	478	405,101
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR18, Class 1A1	D(d)	2.140%	(c)	01/25/37	772	581,947
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 1A1	D(d)	2.422%	(c)	04/25/37	2,227	1,657,580
Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aa1	2.257%	(c)	02/25/33	9	8,914
Washington Mutual MSC Mortgage Pass-Through Certifiicates, Series 2004-RA4, Class 2A	A(d)	6.500%		08/25/34	900	926,950

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date		Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Wells Fargo Mortgage-Backed Securities Trust, Series 2003-17, Class 1A12	AAA(d)	5.250%		01/25/34		$50,921	$52,240,474
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-AA, Class A1	Baa1	2.602%	(c)	12/25/34		2,422	2,429,061
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-CC, Class A1	Ba1	2.615%	(c)	01/25/35		776	773,916
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A1	CCC(d)	2.617%	(c)	03/25/36		2,661	2,540,602

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $515,292,165)							511,674,274

U.S. GOVERNMENT AGENCY OBLIGATIONS — 45.6%
Federal Home Loan Mortgage Corp.		1.000%		03/08/17-09/29/17		55,600	56,293,301
Federal Home Loan Mortgage Corp.		1.250%		05/12/17-08/01/19		15,100	15,308,925
Federal Home Loan Mortgage Corp.		1.750%		05/30/19		6,600	6,834,637
Federal Home Loan Mortgage Corp.		2.375%		01/13/22	(k)	122,000	127,982,880
Federal Home Loan Mortgage Corp.		3.750%		03/27/19		11,500	13,401,536
Federal Home Loan Mortgage Corp.		4.500%		04/01/38-06/01/41		70,908	76,502,289
Federal Home Loan Mortgage Corp.		4.500%		TBA		4,000	4,301,875
Federal Home Loan Mortgage Corp.		4.674%	(c)	11/01/35		826	885,489
Federal Home Loan Mortgage Corp.		5.500%		08/23/17-02/01/40		52,444	57,747,282
Federal Home Loan Mortgage Corp.		6.000%		01/01/14-07/01/40		71,161	78,279,500
Federal National Mortgage Assoc.		0.875%		08/28/17		8,700	8,743,813
Federal National Mortgage Assoc.		1.125%		04/27/17		24,400	24,851,546
Federal National Mortgage Assoc.		1.250%		01/30/17		63,500	65,184,401
Federal National Mortgage Assoc.		1.348%	(c)	06/01/43		1,742	1,767,988
Federal National Mortgage Assoc.		2.310%		08/01/22		700	717,957
Federal National Mortgage Assoc.		2.325%	(c)	01/01/24		1	1,114
Federal National Mortgage Assoc.		2.500%		05/01/27-08/01/27		11,927	12,550,251
Federal National Mortgage Assoc.		2.500%		TBA		9,000	9,458,437
Federal National Mortgage Assoc.		2.500%		TBA		4,000	4,195,000
Federal National Mortgage Assoc.		2.549%	(c)	08/01/35		1,753	1,876,081
Federal National Mortgage Assoc.		2.570%	(c)	06/01/35		298	319,405
Federal National Mortgage Assoc.		2.870%		09/01/27		6,800	6,927,434
Federal National Mortgage Assoc.		3.000%		10/01/42		5,000	5,283,650
Federal National Mortgage Assoc.		3.000%		TBA		111,000	117,660,000
Federal National Mortgage Assoc.		3.000%		TBA		119,000	125,619,375
Federal National Mortgage Assoc.		3.000%		TBA		24,000	25,271,250
Federal National Mortgage Assoc.		3.156%		05/01/22		5,990	6,506,015
Federal National Mortgage Assoc.		3.232%	(c)	08/01/29		63	66,746
Federal National Mortgage Assoc.		3.330%		11/01/21		1,677	1,839,784
Federal National Mortgage Assoc.		3.500%		09/01/20-01/01/42		5,937	6,323,718
Federal National Mortgage Assoc.		3.500%		TBA		86,000	91,509,375
Federal National Mortgage Assoc.		3.500%		TBA		101,000	108,322,500
Federal National Mortgage Assoc.		3.500%		TBA		573,000	613,020,469
Federal National Mortgage Assoc.		3.535%	(c)	05/01/36		4,347	4,486,688
Federal National Mortgage Assoc.		3.919%	(c)	05/01/36		34	36,061
Federal National Mortgage Assoc.		4.000%		10/01/13-03/01/42		219,355	235,744,042
Federal National Mortgage Assoc.		4.000%		TBA		39,000	41,705,625
Federal National Mortgage Assoc.		4.000%		TBA		95,000	102,347,661
Federal National Mortgage Assoc.		4.000%		TBA		66,000	71,032,503
Federal National Mortgage Assoc.		4.034%	(c)	11/01/35		1,407	1,466,823
Federal National Mortgage Assoc.		4.500%		07/01/13-08/01/42		611,463	665,094,052
Federal National Mortgage Assoc.		4.500%		TBA		3,000	3,236,719
Federal National Mortgage Assoc.		4.500%		TBA		255,800	276,863,544
Federal National Mortgage Assoc.		4.502%	(c)	12/01/36		887	941,550

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.	4.509%	(c)	01/01/28		$50	$53,506
Federal National Mortgage Assoc.	5.000%		02/13/17-07/01/41		83,324	92,118,569
Federal National Mortgage Assoc.	5.348%	(c)	01/01/36		741	800,604
Federal National Mortgage Assoc.	5.375%		06/12/17		1,000	1,212,450
Federal National Mortgage Assoc.	5.500%		01/01/18-09/01/40		224,860	247,119,664
Federal National Mortgage Assoc.	5.500%		TBA		5,000	5,416,406
Federal National Mortgage Assoc.	5.500%		TBA		19,000	20,828,750
Federal National Mortgage Assoc.	5.500%		TBA		25,000	27,394,531
Federal National Mortgage Assoc.	6.000%		04/01/17-09/01/39		181,920	201,231,042
Federal National Mortgage Assoc.	6.500%		09/01/16		81	89,668
Government National Mortgage Assoc.	1.625%	(c)	03/20/17-02/20/32		3,514	3,652,627
Government National Mortgage Assoc.	1.750%	(c)	06/20/22-05/20/30		170	177,459
Government National Mortgage Assoc.	2.000%	(c)	09/20/24-12/20/26		267	277,947
Government National Mortgage Assoc.	6.000%		05/15/37		54	62,179
Government National Mortgage Assoc.	7.000%		02/15/24		7	8,642
Resolution Funding Corp., PO	1.281%	(s)	10/15/19		7,600	6,898,338
Small Business Administration	4.875%		09/10/13		1,394	1,437,560
Small Business Administration Participation Certificates, Series 2003-20I, Class 1	5.130%		09/01/23		576	638,734
Small Business Administration Participation Certificates, Series 2004-20F, Class 1	5.520%		06/01/24		148	166,222
Small Business Administration Participation Certificates, Series 2007-20K, Class 1	5.510%		11/01/27		13,617	15,708,992
Small Business Administration Participation Certificates, Series 2009-20E, Class 1	4.430%		05/01/29		16,809	18,646,445

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $3,651,686,903)						3,722,449,626

U.S. TREASURY OBLIGATIONS — 21.2%
U.S. Treasury Bonds	3.000%		05/15/42	(h)(k)	10,200	10,576,125
U.S. Treasury Bonds	3.125%		11/15/41		62,700	66,795,062
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.125%		01/15/22-07/15/22		69,500	76,449,702
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.625%		07/15/21		64,700	75,301,046
U.S. Treasury Inflationary Indexed Bonds, TIPS	0.750%		02/15/42		40,100	44,181,446
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.125%		01/15/21		11,400	14,136,547
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.250%		07/15/20		13,600	17,083,793
U.S. Treasury Inflationary Indexed Bonds, TIPS	1.750%		01/15/28		1,000	1,416,176
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25-01/15/27	(h)	72,800	118,734,019
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%		01/15/29	(k)	55,400	84,573,590
U.S. Treasury Inflationary Indexed Bonds, TIPS	3.625%		04/15/28		8,800	19,788,801
U.S. Treasury Notes	0.250%		08/31/14-09/30/14		126,600	126,627,160
U.S. Treasury Notes	0.500%		07/31/17		11,500	11,443,397
U.S. Treasury Notes	0.750%		06/30/17	(h)	35,400	35,668,261
U.S. Treasury Notes	0.875%		07/31/19		117,200	116,082,967
U.S. Treasury Notes	1.000%		06/30/19-09/30/19		549,700	548,995,570
U.S. Treasury Notes	1.125%		05/31/19		36,200	36,539,375
U.S. Treasury Notes	1.250%		10/31/15		9,000	9,252,423
U.S. Treasury Notes	1.500%		08/31/18		81,200	84,371,834
U.S. Treasury Notes	1.750%		05/15/22	(h)(k)	1,700	1,723,905
U.S. Treasury Notes	2.625%		04/30/18		12,700	14,002,741
U.S. Treasury Notes	2.875%		03/31/18		4,400	4,910,127
U.S. Treasury Notes	3.375%		11/15/19		8,600	9,970,625
U.S. Treasury Notes	3.500%		02/15/18		22,400	25,691,747
U.S. Treasury Notes	3.625%		08/15/19-02/15/20		150,300	177,019,993

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,693,624,623)						1,731,336,432

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCK

Automobile Manufacturers
General Motors Co. (Class A Stock)*(g) (cost $0)	68,000	$—

PREFERRED STOCK — 0.8%

Commercial Banks
GMAC Capital Trust I, Series 2, 8.125% (cost $62,700,000)	2,508,000	62,975,880

TOTAL LONG-TERM INVESTMENTS (cost $8,851,914,086)		9,158,240,228

	Interest Rate	Maturity Date	Principal Amount (000)#
SHORT-TERM INVESTMENTS — 7.2%

FOREIGN TREASURY OBLIGATIONS(n) — 5.5%
Italy Buoni Ordinari del Tesoro (Italy)	1.794%	08/14/13	EUR	6,100	7,715,068
Mexican Cetes (Mexico)	4.628%	12/13/12	MXN	4,131,800	31,809,572
Mexican Cetes (Mexico)	4.688%	11/29/12	MXN	7,615,000	58,723,368
Mexican Cetes (Mexico)	5.082%	10/18/12	MXN	1,310,000	10,153,308
Mexican Cetes (Mexico)	4.759%	11/15/12	MXN	9,538,330	73,680,436
Mexican Cetes (Mexico)	4.902%	11/01/12	MXN	12,877,000	99,639,623
Mexican Cetes (Mexico)	5.066%	10/25/12	MXN	5,208,000	40,290,764
Mexican Cetes (Mexico)	6.259%	10/11/12	MXN	1,485,000	11,519,126
Mexican Cetes (Mexico)	8.650%	10/04/12	MXN	1,526,000	11,847,002
Spain Letras del Tesoro (Spain)	3.199%	06/21/13	EUR	800	1,004,189
Spain Letras del Tesoro (Spain)	3.352%	09/20/13	EUR	85,200	106,467,702

TOTAL FOREIGN TREASURY OBLIGATIONS (cost $443,970,906)					452,850,158

REPURCHASE AGREEMENTS(m) — 0.9%
Barclays Capital, Inc., 0.250%, dated 09/28/12,due 10/01/12 in the amount of $27,800,579				$27,800	$27,800,000
Citigroup Global Markets, Inc., 0.280%, dated 09/28/12,due 10/01/12 in the amount of $5,500,128				5,500	5,500,000
Credit Suisse Securities (USA) LLC, 0.280%, dated 09/28/12,due 10/01/12 in the amount of $6,800,159				6,800	6,800,000
JPMorgan Securities LLC, 0.260%, dated 09/28/12,due 10/01/12 in the amount of $11,200,243				11,200	11,200,000
JPMorgan Securities LLC, 0.280%, dated 09/28/12,due 10/01/12 in the amount of $2,200,051				2,200	2,200,000
Morgan Stanley & Co. LLC, 0.280%, dated 09/28/12,due 10/01/12 in the amount of $700,016.				700	700,000
Morgan Stanley & Co. LLC, 0.280%, dated 09/28/12,due 10/01/12 in the amount of $11,000,257				11,000	11,000,000
Morgan Stanley & Co. LLC, 0.290%, dated 09/28/12,due 10/01/12 in the amount of $5,500,133				5,500	5,500,000

TOTAL REPURCHASE AGREEMENTS (cost $70,700,000)					70,700,000

CERTIFICATES OF DEPOSIT(n) — 0.5%
Itau Unibanco	0.400%	11/05/12		9,200	9,190,016

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Interest Rate	Maturity Date		Principal Amount (000)#	Value
CERTIFICATES OF DEPOSIT(n) (Continued)
Itau Unibanco	0.400%	11/13/12		$31,150	$31,168,165

TOTAL CERTIFICATES OF DEPOSIT (cost $40,276,746)					40,358,181

U.S. TREASURY OBLIGATIONS(n) — 0.1%
U.S. Treasury Bills	0.001%	03/07/13	(k)	1,400	1,399,206
U.S. Treasury Bills	0.130%	02/28/13-03/14/13		3,720	3,717,845
U.S. Treasury Bills	0.131%	03/07/13		258	257,854
U.S. Treasury Bills	0.134%	03/07/13		830	829,529
U.S. Treasury Bills	0.135%	03/07/13		103	102,942
U.S. Treasury Bills	0.171%	08/22/13		299	298,582
U.S. Treasury Bills	0.176%	07/25/13		1,020	1,018,697

TOTAL U.S. TREASURY OBLIGATIONS (cost $7,624,688)					7,624,655

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $10,733,782)(w)				10,733,782	10,733,782

				Principal Amount (000)#
COMMERCIAL PAPER(n) — 0.1%
British Telecommunications PLC (cost $5,895,870)	0.900%	10/29/12		5,900	5,897,322

TOTAL SHORT-TERM INVESTMENTS (cost $579,201,992)					588,164,098

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 119.5% (cost $9,431,116,078)					$9,746,404,326

SECURITIES SOLD SHORT — (0.4)%
U.S. GOVERNMENT AGENCY OBLIGATIONS
Federal National Mortgage Assoc.	6.000%	TBA		20,300	(22,412,469)
Federal National Mortgage Assoc.	6.000%	TBA		11,000	(12,144,689)

TOTAL SECURITIES SOLD SHORT (proceeds received $34,586,328)					(34,557,158)

	Counterparty	Notional Amount (000)#
OPTIONS WRITTEN*(j) — (0.1)%

Call Options — (0.1)%
Interest Rate Swap Options, Pay a fixed rate of 0.85% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Citigroup Global Markets	37,500	(141,289)
Pay a fixed rate of 0.85% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Credit Suisse First Boston Corp.	21,600	(81,382)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN*(j) (Continued)

Call Options (cont’d.)
Pay a fixed rate of 0.85% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase		$34,600	$(130,362)
Pay a fixed rate of 0.85% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Royal Bank of Scotland Group PLC		262,100	(987,514)
Pay a fixed rate of 0.85% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	UBS Securities		28,300	(106,626)
Pay a fixed rate of 0.90% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Citigroup Global Markets		19,800	(117,883)
Pay a fixed rate of 0.90% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Morgan Stanley		40,800	(242,911)
Pay a fixed rate of 1.20% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Bank of America		26,800	(71,216)
Pay a fixed rate of 1.20% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Credit Suisse First Boston Corp.		17,900	(47,566)
Pay a fixed rate of 1.20% and receive a floating rate based on 3-month LIBOR, expiring 10/11/12	Morgan Stanley		41,000	(108,949)
Pay a fixed rate of 1.15% and receive a floating rate based on 3-month LIBOR, expiring 11/19/12	Deutsche Bank		35,800	(111,986)
Pay a fixed rate of 0.90% and receive a floating rate based on 6-month Euribor, expiring 01/21/13	Citigroup Global Markets	EUR	11,500	(42,768)
Pay a fixed rate of 0.90% and receive a floating rate based on 6-month Euribor, expiring 01/21/13	Credit Suisse First Boston Corp.	EUR	3,300	(12,272)
Pay a fixed rate of 0.75% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America		53,200	(121,551)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Credit Suisse First Boston Corp.		16,000	(398,394)
Pay a fixed rate of 1.40% and receive a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley		23,900	(595,100)
Pay a fixed rate of 1.50% and receive a floating rate based on 3-month LIBOR, expiring 05/30/13	Royal Bank of Scotland Group PLC		21,800	(169,778)

				(3,487,547)

Put Options
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA,
expiring 03/10/20, Strike Price $ 215.95	Deutsche Bank		6,000	(12,647)
expiring 03/12/20, Strike Price $ 215.95	Citigroup Global Markets		16,800	(23,742)
expiring 04/07/20, Strike Price $ 216.69	Citigroup Global Markets		40,100	(58,758)
expiring 09/29/20, Strike Price $ 217.97	Citigroup Global Markets		18,200	(27,616)
expiring 10/13/20, Strike Price $ 218.01	Deutsche Bank		18,700	(42,617)
Interest Rate Swap Options,
Receive a fixed rate of 0.85% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Citigroup Global Markets		37,500	(15,600)
Receive a fixed rate of 0.85% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	JPMorgan Chase		34,600	(14,394)
Receive a fixed rate of 0.85% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Royal Bank of Scotland Group PLC		39,200	(16,307)
Receive a fixed rate of 0.85% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	UBS Securities		28,300	(11,773)
Receive a fixed rate of 0.90% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Citigroup Global Markets		19,800	(2,744)
Receive a fixed rate of 0.90% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Morgan Stanley		40,800	(5,655)
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Credit Suisse First Boston Corp.		21,600	(2)
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Royal Bank of Scotland Group PLC		222,900	(22)

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Counterparty	Notional Amount (000)#		Value
OPTIONS WRITTEN*(j) (Continued)

Put Options (cont’d.)
Receive a fixed rate of 1.60% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Bank of America		$26,800	$(88)
Receive a fixed rate of 1.60% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Credit Suisse First Boston Corp.		17,900	(59)
Receive a fixed rate of 1.60% and pay a floating rate based on 3-month LIBOR, expiring 10/11/12	Morgan Stanley		41,000	(135)
Receive a fixed rate of 0.92% and pay a floating rate based on 3-month LIBOR, expiring 11/14/12	Citigroup Global Markets		52,400	(388)
Receive a fixed rate of 0.92% and pay a floating rate based on 3-month LIBOR, expiring 11/14/12	Morgan Stanley		363,800	(2,692)
Receive a fixed rate of 1.55% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Deutsche Bank		35,800	(35,864)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 11/19/12	Royal Bank of Scotland Group PLC		164,300	(16)
Receive a fixed rate of 1.10% and pay a floating rate based on 6-month Euribor, expiring 01/21/13	Citigroup Global Markets	EUR	11,500	(77,487)
Receive a fixed rate of 1.10% and pay a floating rate based on 6-month Euribor, expiring 01/21/13	Credit Suisse First Boston Corp.	EUR	3,300	(22,235)
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Bank of America		53,200	(132,660)
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley		307,200	(766,034)
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Royal Bank of Scotland Group PLC		42,100	(104,981)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Credit Suisse First Boston Corp.		16,000	(21,594)
Receive a fixed rate of 1.40% and pay a floating rate based on 3-month LIBOR, expiring 03/18/13	Morgan Stanley		23,900	(32,255)
Receive a fixed rate of 1.75% and pay a floating rate based on 3-month LIBOR, expiring 05/30/13	Royal Bank of Scotland Group PLC		82,400	(106,222)
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, expiring 07/11/13	Deutsche Bank		104,900	(33,012)
Receive a fixed rate of 2.00% and pay a floating rate based on 3-month LIBOR, expiring 08/13/13	Deutsche Bank		59,100	(13,232)

				(1,580,831)

TOTAL OPTIONS WRITTEN (premiums received $11,007,057)				(5,068,378)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN — 119.0% (cost $9,385,522,693)				9,706,778,790
Liabilities in excess of other assets(x) — (19.0)%				(1,551,285,231)

NET ASSETS — 100.0%				$8,155,493,559

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CDO	Collateralized Debt Obligations
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligations
CMBX	Commercial Mortgage-Backed Securities Index
CPI	Consumer Price Index
Euribor	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federated Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
NSA	Non-seasonally Adjusted
PO	Principal Only
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $15,164,208. The aggregate value of $14,899,539 is approximately 0.2% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(j)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(m)	Repurchase agreements are collateralized by FHLB (coupon rate 0.500%, maturity date 09/25/15), FHLMC (coupon rate 1.100%, maturity date 07/25/17) FNMA (coupon rate 0.790%, maturity date 04/24/15) and U.S. Treasuries (coupon rates 0.125%-3.625%, maturity dates 02/28/14-02/15/42), with the aggregate value, including accrued interest, of $71,993,084.
(n)	Rates shown are the effective yields at purchase date.
(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2012.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 -Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
201	90 Day Euro Dollar	Dec. 2014	$49,953,525	$49,976,138	$22,613
2,055	90 Day Euro Dollar	Mar. 2015	508,895,403	510,667,500	1,772,097
4,079	90 Day Euro Dollar	Jun. 2015	1,011,125,163	1,012,866,688	1,741,525
190	90 Day Euro Dollar	Sep. 2015	46,846,875	47,134,250	287,375
116	90 Day Euro Euribor	Dec. 2014	37,018,620	37,050,297	31,677
5	90 Day Euro Euribor	Mar. 2015	1,594,265	1,595,710	1,445
3,428	10 Year U.S. Treasury Notes	Dec. 2012	455,415,156	457,584,437	2,169,281

					6,026,013

Short Position:
123	10 Year Euro-Bund	Dec. 2012	22,252,191	22,408,325	(156,134)

					$5,869,879

(1)	Cash of $21,000 and FHLMC and U.S. Treasury Securities with a market value of $2,803,500 has been segregated to cover requirement for open futures contracts as of September 30, 2012.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 10/02/12	UBS Securities	BRL	8,410	$4,100,700	$4,146,301	$45,601
Expiring 10/02/12	UBS Securities	BRL	1,021	500,000	503,280	3,280
Expiring 12/04/12	JPMorgan Chase	BRL	16,967	8,300,000	8,298,511	(1,489)
Expiring 12/04/12	Morgan Stanley	BRL	18,881	9,200,000	9,234,797	34,797
Expiring 12/04/12	Morgan Stanley	BRL	6,752	3,300,000	3,302,636	2,636
Expiring 12/04/12	Morgan Stanley	BRL	5,927	2,900,000	2,898,770	(1,230)
Expiring 12/04/12	Morgan Stanley	BRL	1,642	800,000	803,300	3,300
Expiring 12/04/12	Morgan Stanley	BRL	1,020	500,000	499,079	(921)
Expiring 12/04/12	UBS Securities	BRL	15,134	7,400,000	7,401,929	1,929
Expiring 12/04/12	UBS Securities	BRL	3,071	1,500,000	1,502,225	2,225
Expiring 12/04/12	UBS Securities	BRL	2,152	1,050,000	1,052,739	2,739
Expiring 12/04/12	UBS Securities	BRL	2,149	1,050,000	1,051,198	1,198
Expiring 12/04/12	UBS Securities	BRL	1,021	500,000	499,323	(677)
Expiring 12/04/12	UBS Securities	BRL	408	200,000	199,710	(290)
British Pound,
Expiring 10/02/12	Hong Kong & Shanghai Bank	GBP	34,376	55,661,275	55,509,803	(151,472)
Expiring 11/02/12	UBS Securities	GBP	271	439,581	437,563	(2,018)
Canadian Dollar,
Expiring 12/20/12	Barclays Capital Group	CAD	308	315,072	312,691	(2,381)
Expiring 12/20/12	Citigroup Global Markets	CAD	3,734	3,815,905	3,790,863	(25,042)
Expiring 12/20/12	Royal Bank of Canada	CAD	257	264,360	260,914	(3,446)
Chinese Yuan,
Expiring 02/01/13	Citigroup Global Markets	CNY	6,313	1,000,000	993,915	(6,085)
Expiring 02/01/13	Goldman Sachs & Co.	CNY	3,155	500,000	496,721	(3,279)
Euro,
Expiring 10/02/12	JPMorgan Chase	EUR	2,936	3,792,766	3,773,061	(19,705)
Expiring 10/02/12	JPMorgan Chase	EUR	158	204,107	203,047	(1,060)
Expiring 12/17/12	Citigroup Global Markets	EUR	11,767	15,128,233	15,134,600	6,367
Expiring 12/17/12	Royal Bank of Canada	EUR	6,661	8,639,184	8,567,313	(71,871)
Expiring 12/17/12	UBS Securities	EUR	1,274	1,630,924	1,638,606	7,682
Expiring 12/17/12	UBS Securities	EUR	269	348,717	345,985	(2,732)
Mexican Peso,
Expiring 12/03/12	Citigroup Global Markets	MXN	15,396	1,130,423	1,188,133	57,710
Expiring 12/03/12	Credit Suisse First Boston Corp.	MXN	326	24,307	25,161	854
Expiring 12/03/12	Deutsche Bank	MXN	122	9,213	9,453	240
Expiring 12/03/12	Goldman Sachs & Co.	MXN	27,814	2,100,000	2,146,437	46,437
Expiring 12/03/12	Morgan Stanley	MXN	63,766	4,800,000	4,920,774	120,774
Expiring 12/03/12	Morgan Stanley	MXN	2,310	171,312	178,220	6,908
Expiring 12/03/12	Morgan Stanley	MXN	1,325	100,000	102,273	2,273
Expiring 12/03/12	UBS Securities	MXN	88,946	6,700,000	6,863,927	163,927
Singapore Dollar,
Expiring 10/22/12	Royal Bank of Canada	SGD	1,975	1,569,266	1,609,174	39,908
Expiring 01/25/13	Deutsche Bank	SGD	38	31,085	31,078	(7)

				$149,676,430	$149,933,510	$257,080

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 10/02/12	UBS Securities	BRL	9,431	$4,648,076	$4,649,581	$(1,505)
Expiring 12/04/12	UBS Securities	BRL	8,410	4,063,454	4,113,603	(50,149)
British Pound,
Expiring 10/02/12	Credit Suisse First Boston Corp.	GBP	2,586	4,194,208	4,175,831	18,377
Expiring 10/02/12	Deutsche Bank	GBP	457	721,192	737,956	(16,764)
Expiring 10/02/12	Goldman Sachs & Co.	GBP	31,333	49,552,576	50,596,017	(1,043,441)
Expiring 11/02/12	Hong Kong & Shanghai Bank	GBP	34,376	55,654,744	55,504,336	150,408

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Canadian Dollar,
Expiring 12/20/12	Citigroup Global Markets	CAD	33,361	$34,443,383	$33,869,032	$574,351
Expiring 12/20/12	Deutsche Bank	CAD	82,531	84,460,932	83,787,808	673,124
Expiring 12/20/12	Deutsche Bank	CAD	47,651	48,844,516	48,376,645	467,871
Expiring 12/20/12	Hong Kong & Shanghai Bank	CAD	111,212	114,171,321	112,905,573	1,265,748
Chinese Yuan,
Expiring 02/01/13	Barclays Capital Group	CNY	1,896	300,404	298,481	1,923
Expiring 02/01/13	Credit Suisse First Boston Corp.	CNY	1,888	300,000	297,324	2,676
Expiring 02/01/13	UBS Securities	CNY	3,157	500,000	497,076	2,924
Expiring 02/01/13	UBS Securities	CNY	2,526	400,000	397,755	2,245
Euro,
Expiring 10/02/12	JPMorgan Chase	EUR	3,134	4,060,000	4,028,155	31,845
Expiring 12/17/12	Barclays Capital Group	EUR	28,800	37,766,448	37,042,277	724,171
Expiring 12/17/12	Barclays Capital Group	EUR	5,175	6,547,772	6,656,034	(108,262)
Expiring 12/17/12	BNP Paribas	EUR	6,249	8,044,388	8,037,403	6,985
Expiring 12/17/12	BNP Paribas	EUR	3,295	4,299,359	4,237,997	61,362
Expiring 12/17/12	Citigroup Global Markets	EUR	59,581	76,331,304	76,632,496	(301,192)
Expiring 12/17/12	Hong Kong & Shanghai Bank	EUR	58,708	74,012,001	75,509,652	(1,497,651)
Expiring 12/17/12	JPMorgan Chase	EUR	7,263	9,413,320	9,341,599	71,721
Expiring 12/17/12	JPMorgan Chase	EUR	2,936	3,795,787	3,776,254	19,533
Expiring 12/17/12	Royal Bank of Canada	EUR	63,649	83,204,837	81,864,719	1,340,118
Expiring 12/17/12	UBS Securities	EUR	119,162	152,435,009	153,264,993	(829,984)
Expiring 12/17/12	UBS Securities	EUR	730	934,517	938,919	(4,402)
Expiring 01/31/13	UBS Securities	EUR	27,900	34,251,993	35,903,062	(1,651,069)
Expiring 06/21/13	BNP Paribas	EUR	787	1,035,442	1,013,799	21,643
Expiring 08/14/13	BNP Paribas	EUR	6,100	7,699,572	7,866,653	(167,081)
Expiring 09/04/13	UBS Securities	EUR	37,100	46,833,927	47,856,006	(1,022,079)
Expiring 09/20/13	UBS Securities	EUR	68,504	89,977,754	88,379,973	1,597,781
Expiring 04/01/14	BNP Paribas	EUR	3,200	4,042,848	4,135,804	(92,956)
Expiring 04/01/14	Citigroup Global Markets	EUR	2,500	3,168,375	3,231,097	(62,722)
Expiring 06/02/14	BNP Paribas	EUR	4,500	5,690,385	5,819,286	(128,901)
Expiring 06/02/14	Credit Suisse First Boston Corp.	EUR	3,700	4,691,600	4,784,746	(93,146)
Expiring 07/01/14	BNP Paribas	EUR	3,200	4,048,000	4,139,261	(91,261)
Expiring 08/01/14	BNP Paribas	EUR	2,500	3,164,000	3,234,718	(70,718)
Japanese Yen,
Expiring 12/10/12	Barclays Capital Group	JPY	1,776,985	22,679,655	22,786,388	(106,733)
Expiring 12/10/12	Barclays Capital Group	JPY	1,023,195	13,051,290	13,120,493	(69,203)
Mexican Peso,
Expiring 10/04/12	Hong Kong & Shanghai Bank	MXN	151,452	11,337,525	11,758,329	(420,804)
Expiring 10/11/12	Hong Kong & Shanghai Bank	MXN	147,317	10,965,985	11,428,292	(462,307)
Expiring 10/18/12	Hong Kong & Shanghai Bank	MXN	129,744	9,674,692	10,057,172	(382,480)
Expiring 10/25/12	Hong Kong & Shanghai Bank	MXN	515,383	38,404,939	39,918,700	(1,513,761)
Expiring 11/01/12	Hong Kong & Shanghai Bank	MXN	535,359	39,943,233	41,436,691	(1,493,458)
Expiring 11/01/12	JPMorgan Chase	MXN	202,958	15,078,641	15,708,948	(630,307)
Expiring 11/01/12	UBS Securities	MXN	535,372	39,932,314	41,437,727	(1,505,413)
Expiring 11/15/12	Hong Kong & Shanghai Bank	MXN	208,802	15,397,051	16,140,371	(743,320)
Expiring 11/29/12	Deutsche Bank	MXN	289,386	21,376,958	22,340,423	(963,465)
Expiring 11/29/12	Hong Kong & Shanghai Bank	MXN	266,858	19,301,601	20,601,265	(1,299,664)
Expiring 11/29/12	JPMorgan Chase	MXN	194,275	14,590,113	14,997,869	(407,756)
Expiring 12/03/12	Hong Kong & Shanghai Bank	MXN	16,233	1,200,000	1,252,696	(52,696)
Expiring 12/03/12	JPMorgan Chase	MXN	647,056	48,011,874	49,933,134	(1,921,260)
Expiring 12/03/12	UBS Securities	MXN	16,235	1,200,000	1,252,881	(52,881)
Expiring 12/13/12	Morgan Stanley	MXN	313,290	23,436,702	24,153,367	(716,665)

				$1,413,286,017	$1,426,226,667	$(12,940,650)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2012.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest rate swap agreements outstanding at September 30, 2012:

	Notional Amount# (000)	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(2)	Counterparty
Over-the-counter swap agreements:
MXN	85,200	09/06/16	5.600%	28 day Mexican interbank rate(1)	$114,176	$27,492	$86,684	Morgan Stanley
MXN	25,000	09/06/16	5.600%	28 day Mexican interbank rate(1)	33,482	11,390	22,092	HSBC Bank USA
MXN	566,800	09/13/17	5.500%	28 day Mexican interbank rate(1)	427,473	(176,385)	603,858	Barclays Bank PLC
MXN	208,200	09/13/17	5.500%	28 day Mexican interbank rate(1)	157,022	(56,232)	213,254	HSBC Bank USA
MXN	109,000	09/13/17	5.500%	28 day Mexican interbank rate(1)	82,206	(48,096)	130,302	Morgan Stanley
MXN	13,000	09/13/17	5.500%	28 day Mexican interbank rate(1)	9,804	(3,386)	13,190	Goldman Sachs & Co.
MXN	31,900	06/02/21	6.350%	28 day Mexican interbank rate(1)	113,241	7,014	106,227	Morgan Stanley

Exchange-traded swap agreements:
	127,800	03/18/16	1.500%	3 month LIBOR(1)	961,337	766,800	194,537	—
	229,100	06/15/41	4.250%	3 month LIBOR(1)	(82,247,902)	(97,694,648)	15,446,746	—
	165,700	06/20/42	2.750%	3 month LIBOR(1)	(6,224,153)	(12,395,145)	6,170,992	—

					$(86,573,314)	$(109,561,196)	$22,987,882

(1) Portfolio pays the floating rate and receives the fixed rate.

(2) The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

# Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)	Fair Value(3)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on credit indices – Sell Protection(1):
Dow Jones CDX EM12 Index	12/20/14	5.000%	$4,000	$297,594	$175,768	$121,826	Deutsche Bank AG
Dow Jones CDX EM13 Index	06/20/15	5.000%	31,100	2,713,418	2,073,305	640,113	Barclays Bank PLC
Dow Jones CDX EM13 Index	06/20/15	5.000%	22,400	1,963,692	1,482,251	481,441	Deutsche Bank AG
Dow Jones CDX EM13 Index	06/20/15	5.000%	15,200	1,326,172	1,030,354	295,818	Morgan Stanley
Dow Jones CDX EM13 Index	06/20/15	5.000%	7,900	692,552	501,869	190,683	Credit Suisse First Boston
Dow Jones CDX EM13 Index	06/20/15	5.000%	1,000	87,665	71,694	15,971	Credit Suisse First Boston
Dow Jones CDX EM13 Index	06/20/15	5.000%	500	43,832	32,232	11,600	Barclays Bank PLC
Dow Jones CDX EM14 Index	09/20/15	5.000%	10,900	1,086,300	812,767	273,533	Deutsche Bank AG
Dow Jones CDX EM14 Index	12/20/15	5.000%	16,300	1,626,730	1,336,563	290,167	HSBC Bank USA
Dow Jones CDX EM14 Index	12/20/15	5.000%	11,300	1,127,733	929,518	198,215	Citigroup, Inc.
Dow Jones CDX EM14 Index	12/20/15	5.000%	6,700	668,656	535,521	133,135	Morgan Stanley
Dow Jones CDX IG 10 5Y Index	06/20/13	0.530%	5,208	19,870	—	19,870	Deutsche Bank AG
Dow Jones CDX IG 9 5Y Index	12/20/12	0.760%	38,291	72,491	—	72,491	Barclays Bank PLC
Dow Jones CDX IG 9 5Y Index	12/20/12	0.710%	25,463	44,719	—	44,719	Deutsche Bank AG
Dow Jones CMBX NA AAA3 Index	12/13/49	8.000%	37,900	(2,260,071)	(2,128,464)	(131,607)	Bank of America

				$9,511,353	$6,853,378	$2,657,975

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)	Implied Credit Spread at September 30, 2012(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1):
Arcelor Mittal	06/20/16	1.000%	$4,400	4.898%	$(540,320)	$(161,399)	$(378,921)	Credit Suisse First Boston
Australian Government	09/20/17	1.000%	1,700	0.539%	39,026	21,272	17,754	Morgan Stanley
Berkshire Hathaway	03/20/13	0.850%	4,200	0.423%	10,778	—	10,778	Deutsche Bank AG
Berkshire Hathaway	03/20/15	1.000%	3,500	0.782%	20,703	(30,667)	51,370	UBS AG
Berkshire Hathaway	03/20/16	1.000%	900	0.947%	2,144	(6,807)	8,951	Citigroup, Inc.
Berkshire Hathaway	06/20/17	1.000%	1,600	1.131%	(9,120)	(38,778)	29,658	Barclays Bank PLC
Berkshire Hathaway	06/20/17	1.000%	1,500	1.131%	(8,550)	(35,061)	26,511	Credit Suisse First Boston
Export-Import Bank	06/20/17	1.000%	600	1.166%	(2,445)	(23,898)	21,453	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	13,400	0.666%	126,749	(77,500)	204,249	HSBC Bank USA
Federal Republic of Brazil	06/20/15	1.000%	8,100	0.666%	75,942	(111,035)	186,977	Credit Suisse First Boston
Federal Republic of Brazil	06/20/15	1.000%	6,500	0.666%	61,483	(37,593)	99,076	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.666%	16,872	(9,053)	25,925	Deutsche Bank AG
Federal Republic of Brazil	06/20/15	1.000%	1,800	0.666%	16,876	(9,165)	26,041	Morgan Stanley
Federal Republic of Brazil	06/20/15	1.000%	1,700	0.666%	15,935	(25,548)	41,483	Citigroup, Inc.
Federal Republic of Brazil	06/20/15	1.000%	1,200	0.666%	11,350	(9,110)	20,460	Barclays Bank PLC
Federal Republic of Brazil	09/20/15	1.000%	20,300	0.711%	184,422	(97,687)	282,109	HSBC Bank USA
Federal Republic of Brazil	09/20/15	1.000%	18,000	0.711%	163,527	(83,331)	246,858	Barclays Bank PLC
Federal Republic of Brazil	09/20/15	1.000%	7,900	0.711%	71,551	(57,084)	128,635	Credit Suisse First Boston
Federal Republic of Brazil	09/20/15	1.000%	1,200	0.711%	10,868	(11,077)	21,945	Citigroup, Inc.
Federal Republic of Brazil	09/20/15	1.000%	900	0.711%	8,151	(5,074)	13,225	UBS AG
Federal Republic of Brazil	12/20/15	1.000%	43,800	0.748%	380,555	(156,195)	536,750	Deutsche Bank AG
Federal Republic of Brazil	03/20/16	1.000%	43,300	0.808%	324,985	(212,765)	537,750	Citigroup, Inc.
Federal Republic of Brazil	03/20/16	1.000%	1,900	0.808%	14,260	(4,788)	19,048	HSBC Bank USA
Federal Republic of Brazil	06/20/16	1.000%	18,600	0.861%	117,522	(47,727)	165,249	Citigroup, Inc.
Federal Republic of Brazil	06/20/16	1.000%	11,800	0.861%	74,557	(30,317)	104,874	Deutsche Bank AG
Federal Republic of Germany	06/20/17	0.250%	33,800	0.473%	(337,402)	(982,923)	645,521	Bank of America
France (Govt of)	09/20/15	0.250%	1,400	0.541%	(12,543)	(21,827)	9,284	UBS AG
France (Govt of)	12/20/15	0.250%	3,800	0.589%	(41,975)	(47,036)	5,061	Royal Bank of Scotland Group PLC
France (Govt of)	03/20/16	0.250%	4,400	0.668%	(66,030)	(119,212)	53,182	Deutsche Bank AG

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)	Implied Credit Spread at September 30, 2012(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
France (Govt of)	03/20/16	0.250%	$4,300	0.668%	$(64,534)	$(116,372)	$51,838	UBS AG
France (Govt of)	03/20/16	0.250%	800	0.668%	(12,005)	(18,960)	6,955	Morgan Stanley
France (Govt of)	03/20/16	0.250%	800	0.668%	(11,494)	(18,189)	6,695	Royal Bank of Scotland Group PLC
France (Govt of)	09/20/16	0.250%	15,000	0.799%	(343,346)	(784,219)	440,873	Deutsche Bank AG
France (Govt of)	09/20/16	0.250%	15,000	0.799%	(343,346)	(799,782)	456,436	HSBC Bank USA
France (Govt of)	09/20/16	0.250%	6,300	0.799%	(144,206)	(329,372)	185,166	Citigroup, Inc.
France (Govt of)	09/20/16	0.250%	3,600	0.799%	(82,403)	(130,592)	48,189	Morgan Stanley
France (Govt of)	09/20/16	0.250%	1,500	0.799%	(32,258)	(71,725)	39,467	Barclays Bank PLC
France (Govt of)	09/20/16	0.250%	1,500	0.799%	(32,258)	(71,199)	38,941	HSBC Bank USA
General Electirc Capital Corp.	12/20/13	4.800%	2,700	0.438%	150,056	—	150,056	Citigroup, Inc.
General Electirc Capital Corp.	12/20/15	1.000%	13,800	1.043%	4,196	(173,521)	177,717	Morgan Stanley
General Electirc Capital Corp.	03/20/16	1.000%	13,400	1.103%	(23,043)	(90,714)	67,671	Citigroup, Inc.
Goldman Sachs Group	06/20/13	1.000%	2,100	0.528%	6,731	(26,259)	32,990	UBS AG
Japan Gov’t. Series 55	03/20/15	1.000%	4,500	0.387%	72,030	25,267	46,763	Deutsche Bank AG
Japan Gov’t. Series 55	03/20/16	1.000%	41,800	0.535%	707,445	(214,475)	921,920	Morgan Stanley
Metlife, Inc.	03/20/13	2.070%	10,000	0.472%	82,404	—	82,404	Deutsche Bank AG
Metlife, Inc.	12/20/14	1.000%	25,000	1.071%	(39,079)	(272,024)	232,945	Bank of America
Metlife, Inc.	12/20/14	1.000%	2,800	1.071%	(4,454)	(53,958)	49,504	Deutsche Bank AG
Metlife, Inc.	12/20/14	1.000%	2,600	1.071%	(4,056)	(61,655)	57,599	Citigroup, Inc.
Metlife, Inc.	12/20/14	1.000%	1,200	1.071%	(1,872)	(15,414)	13,542	Credit Suisse First Boston
Metlife, Inc.	06/20/16	1.000%	30,000	1.631%	(696,701)	(538,522)	(158,179)	Bank of America
Morgan Stanley	06/20/13	1.000%	3,900	1.034%	216	(42,075)	42,291	Credit Suisse First Boston
Morgan Stanley	06/20/13	1.000%	3,700	1.034%	192	(78,408)	78,600	Credit Suisse First Boston
Morgan Stanley	09/20/14	1.000%	6,400	1.675%	(82,489)	(167,916)	85,427	Credit Suisse First Boston
Morgan Stanley	09/20/14	1.000%	5,300	1.675%	(68,311)	(143,566)	75,255	Barclays Bank PLC
NRG Energy, Inc.	12/20/16	5.000%	9,000	3.498%	567,728	(34,513)	602,241	Bank of America
People’s Republic of China	06/20/15	1.000%	9,300	0.366%	156,887	82,308	74,579	Royal Bank of Scotland Group PLC
People’s Republic of China	06/20/15	1.000%	3,100	0.366%	52,296	26,636	25,660	Citigroup, Inc.
People’s Republic of China	03/20/16	1.000%	1,300	0.479%	22,441	10,463	11,978	Barclays Bank PLC
People’s Republic of China	03/20/16	1.000%	600	0.479%	10,357	4,888	5,469	BNP Paribas Bank
People’s Republic of China	06/20/16	1.000%	19,800	0.537%	325,412	155,470	169,942	Citigroup, Inc.
People’s Republic of China	06/20/16	1.000%	3,500	0.537%	57,522	27,640	29,882	Deutsche Bank AG

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)		Implied Credit Spread at September 30, 2012(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty
Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
People’s Republic of China	09/20/16	1.000%		$6,400	0.588%	$99,935	$27,576	$72,359	Morgan Stanley
People’s Republic of China	09/20/16	1.000%		2,500	0.588%	39,037	10,274	28,763	Deutsche Bank AG
People’s Republic of China	09/20/16	1.000%		2,400	0.588%	37,476	9,257	28,219	UBS AG
People’s Republic of China	09/20/16	1.000%		1,800	0.588%	28,107	9,604	18,503	Royal Bank of Scotland Group PLC
People’s Republic of China	06/20/17	1.000%		100	1.220%	(980)	(4,597)	3,617	Citigroup, Inc.
People’s Republic of China	09/20/17	1.000%		6,200	0.829%	53,692	(38,009)	91,701	JPMorgan Chase Bank
People’s Republic of China	09/20/17	1.000%		1,800	0.829%	15,588	(11,879)	27,467	Goldman Sachs & Co.
Republic of Indonesia	09/20/15	1.000%		1,300	0.778%	9,352	(17,741)	27,093	Deutsche Bank AG
Republic of Indonesia	06/20/16	1.000%		6,000	1.063%	4,323	(70,063)	74,386	Barclays Bank PLC
Republic of Indonesia	06/20/16	1.000%		5,000	1.063%	3,602	(59,237)	62,839	Barclays Bank PLC
Republic of Indonesia	06/20/16	1.000%		4,200	1.063%	3,026	(55,919)	58,945	Citigroup, Inc.
Republic of Indonesia	06/20/16	1.000%		1,700	1.063%	1,224	(23,201)	24,425	Citigroup, Inc.
Republic of Indonesia	09/20/16	1.000%		6,500	1.158%	(14,187)	(74,904)	60,717	Morgan Stanley
Republic of Indonesia	09/20/16	1.000%		2,900	1.158%	(6,330)	(35,557)	29,227	UBS AG
Republic of Indonesia	06/20/21	1.000%		3,500	2.032%	(275,274)	(214,602)	(60,672)	Citigroup, Inc.
Republic of Indonesia	06/20/21	1.000%		1,700	2.032%	(133,185)	(106,313)	(26,872)	UBS AG
Republic of Kazakhstan	03/20/16	1.000%		600	1.318%	(6,354)	(11,734)	5,380	Citigroup, Inc.
Republic of Korea	06/20/16	1.000%		3,000	0.534%	50,182	745	49,437	Deutsche Bank AG
Republic of Korea	06/20/16	1.000%		2,400	0.534%	40,146	1,017	39,129	Deutsche Bank AG
Republic of Korea	09/20/16	1.000%		9,100	0.578%	146,224	(391)	146,615	UBS AG
Republic of Korea	09/20/17	1.000%		3,400	0.805%	33,374	(24,030)	57,404	Bank of America
Republic of Korea	09/20/17	1.000%		1,300	0.805%	12,709	(9,796)	22,505	BNP Paribas Bank
Republic of Korea	09/20/17	1.000%		1,300	0.805%	12,761	(9,188)	21,949	UBS AG
Republic of Korea	09/20/17	1.000%		400	0.805%	3,926	(2,640)	6,566	Morgan Stanley
Republic of Panama	06/20/17	1.000%		1,000	0.935%	3,084	(18,767)	21,851	HSBC Bank USA
U.S. Treasury Note	03/20/16	0.250%	EUR	22,200	0.276%	58,784	(207,869)	266,653	BNP Paribas Bank
United Kingdom Treasury	06/20/15	1.000%		15,700	0.189%	349,078	94,662	254,416	Morgan Stanley
United Kingdom Treasury	06/20/15	1.000%		10,600	0.189%	235,683	63,912	171,771	Deutsche Bank AG
United Kingdom Treasury	12/20/15	1.000%		6,900	0.227%	173,886	98,355	75,531	UBS AG
United Kingdom Treasury	06/20/16	1.000%		3,500	0.293%	91,490	44,767	46,723	Morgan Stanley
United Mexican States	09/20/15	1.000%		16,000	0.623%	194,524	(72,615)	267,139	HSBC Bank USA
United Mexican States	09/20/15	1.000%		15,000	0.623%	182,367	(68,077)	250,444	Barclays Bank PLC
United Mexican States	03/20/16	1.000%		36,900	0.721%	407,062	(158,734)	565,796	Morgan Stanley
United Mexican States	03/20/16	1.000%		31,500	0.721%	347,492	(214,158)	561,650	HSBC Bank USA

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Credit default swap agreements outstanding at September 30, 2012 (continued):
Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount# (000)(5)	Implied Credit Spread at September 30, 2012(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty

Over-the-counter credit default swaps on corporate and/or sovereign issues – Sell Protection(1) (cont’d.)
United Mexican States	03/20/16	1.000%	$10,000	0.721%	$110,315	$(55,602)	$165,917	Citigroup, Inc.
United Mexican States	03/20/16	1.000%	1,200	0.721%	13,237	(6,285)	19,522	Barclays Bank PLC
United Mexican States	03/20/16	0.920%	100	0.721%	824	—	824	JPMorgan Chase Bank
United Mexican States	06/20/16	1.000%	9,800	0.774%	98,095	(16,557)	114,652	Citigroup, Inc.
United Mexican States	06/20/17	1.000%	12,300	0.954%	45,410	(91,357)	136,767	Credit Suisse First Boston
United Mexican States	06/20/17	1.000%	10,400	0.954%	38,395	(123,652)	162,047	Morgan Stanley
United Mexican States	06/20/17	1.000%	1,200	0.954%	4,430	(14,001)	18,431	Deutsche Bank AG
United Mexican States	03/20/21	1.000%	26,800	1.296%	(668,527)	(1,043,257)	374,730	HSBC Bank USA
United Mexican States	03/20/21	1.000%	2,200	1.296%	(54,879)	(78,536)	23,657	Citigroup, Inc.
United Mexican States	09/20/22	1.000%	10,000	1.386%	(345,357)	(461,988)	116,631	Morgan Stanley

					$2,403,696	$(9,393,230)	$11,796,926

The Portfolio entered into credit default swap agreements on corporate issues, sovereign issues and credit indices as the protection seller to provide a measure of protection against the current portfolio of investments’ exposure to market conditions, or to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

Reference Entity/Obligation	Termination Date	Notional Amount# (000)(5)		Fixed Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(6)	Counterparty

Over-the-counter credit default swaps – Buy Protection(2):
DJ iTraxx17Sen2	06/20/17	EUR	16,300	1.000%	$1,079,899	$972,097	$107,802	Barclays Bank PLC
DJ iTraxx17Sen2	06/20/17	EUR	2,300	1.000%	152,378	137,168	15,210	Citigroup, Inc.
Exchange-traded credit default swaps – Buy Protection(2):
Dow Jones CDX HY17 5Y Index	12/20/16		27,648	5.000%	(569,349)	866,429	(1,435,778)	—
Dow Jones CDX HY18 5Y Index	06/20/17		38,709	5.000%	(305,526)	1,481,782	(1,787,308)	—
Dow Jones CDX IG18 5Y Index	06/20/17		721,000	1.000%	(3,350,813)	(3,637,159)	286,346	—

					$(2,993,411)	$(179,683)	$(2,813,728)

(1)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

AST PIMCO TOTAL RETURN BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

(5)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)	The amount represents the fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2012.

# Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stock	$—	$—	$—
Preferred Stock	62,975,880	—	—
Asset-Backed Securities	—	178,284,380	645,503
Bank Loans	—	26,225,713	—
Certificates of Deposit	—	40,358,181	—
Commercial Mortgage-Backed Securities	—	110,205,040	—
Commercial Paper	—	5,897,322	—
Corporate Bonds	—	1,665,868,527	—
Foreign Government Bonds	—	757,372,300	—
Foreign Treasury Obligations	—	452,850,158	—
Municipal Bonds	—	391,202,553	—
Residential Mortgage-Backed Securities	—	511,674,274	—
U.S. Government Agency Obligations	—	3,722,449,626	—
U.S. Treasury Obligations	—	1,738,961,087	—
Affiliated Money Market Mutual Fund	10,733,782	—	—
Repurchase Agreements	—	70,700,000	—
Options Written	—	(4,902,998)	(165,380)
Short Sales – U. S. Government Agency Obligations	—	(34,557,158)	—
Other Financial Instruments*
Futures	5,869,879	—	—
Foreign Forward Currency Contracts	—	(12,683,570)	—
Interest Rate Swaps	21,812,275	1,175,607	—
Credit Default Swaps	(2,936,740)	14,577,913	—

Total	$98,455,076	$9,635,658,955	$480,123

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST PRESERVATION ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.0%
AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	9,025,745	$84,751,747
AST Federated Aggressive Growth Portfolio*	2,317,962	22,971,007
AST Goldman Sachs Concentrated Growth Portfolio	3,019,834	95,034,191
AST Goldman Sachs Large-Cap Value Portfolio	4,883,325	84,237,364
AST Goldman Sachs Mid-Cap Growth Portfolio	2,324,418	11,993,997
AST Goldman Sachs Small-Cap Value Portfolio	1,443,038	17,042,274
AST High Yield Portfolio	29,641,603	220,829,942
AST International Growth Portfolio	18,883,542	209,607,315
AST International Value Portfolio	14,478,686	209,072,227
AST Jennison Large-Cap Growth Portfolio*	16,784,228	238,168,193
AST Jennison Large-Cap Value Portfolio	13,926,437	170,738,123
AST Large-Cap Value Portfolio	12,201,304	167,889,947
AST Lord Abbett Core Fixed-Income Portfolio	50,453,485	577,187,870
AST Marsico Capital Growth Portfolio	10,945,019	237,616,355
AST MFS Growth Portfolio*	12,883,362	143,907,150
AST MFS Large-Cap Value Portfolio	8,253,212	84,100,227
AST Mid-Cap Value Portfolio	2,027,907	26,099,164
AST Money Market Portfolio	135,514,930	135,514,930
AST Neuberger Berman Core Bond Portfolio	36,373,369	384,830,246
AST Neuberger Berman Mid-Cap Growth Portfolio*	700,701	17,167,186
AST Parametric Emerging Markets Equity Portfolio	8,078,565	68,667,801
AST PIMCO Limited Maturity Bond Portfolio	11,439,721	120,460,263
AST PIMCO Total Return Bond Portfolio	93,453,713	1,159,760,578
AST Prudential Core Bond Portfolio	90,315,333	969,083,522
AST Small-Cap Growth Portfolio*	1,514,810	34,037,790
AST Small-Cap Value Portfolio	2,754,484	39,526,839
AST T. Rowe Price Equity Income Portfolio	27,096,959	252,814,628
AST T. Rowe Price Global Bond Portfolio	132,381	1,481,339
AST T. Rowe Price Large-Cap Growth Portfolio*	16,579,582	239,077,568
AST T. Rowe Price Natural Resources Portfolio	1,059,345	20,890,276
AST Western Asset Core Plus Bond Portfolio	72,513,696	771,545,721
AST Western Asset Emerging Markets Debt Portfolio	12,495,079	126,825,051

TOTAL LONG-TERM INVESTMENTS (cost $6,580,416,041)(w)		6,942,930,831

SHORT-TERM INVESTMENTS — 5.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 5.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $362,974,701)(w)	362,974,701	362,974,701

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) — 0.1%
U.S. Treasury Bills (cost $9,997,778)
0.100%	12/20/12	$10,000	$9,998,170

TOTAL SHORT-TERM INVESTMENTS (cost $372,972,479)			372,972,871

TOTAL INVESTMENTS — 100.1% (cost $6,953,388,520)			7,315,903,702
Liabilities in excess of other assets(x) — (0.1)%			(7,170,204)

NET ASSETS — 100.0%			$7,308,733,498

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST PRESERVATION ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)
Long Positions:
1,264	10 Year U.S. Treasury Notes	Dec. 2012	$167,496,143	$168,724,249	$1,228,106
197	CAC40 10 Euro	Oct. 2012	9,023,214	8,488,281	(534,933)
35	DAX Index	Dec. 2012	8,318,444	8,139,104	(179,340)
56	FTSE 100 Index	Dec. 2012	5,233,699	5,166,212	(67,487)
125	Russell 2000 Mini	Dec. 2012	10,532,187	10,430,000	(102,187)
293	S&P 500	Dec. 2012	104,977,150	105,055,150	78,000
74	TOPIX Index	Dec. 2012	6,901,089	6,969,502	68,413

					$490,572

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized costs.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$7,305,905,532	$—	$—
U.S. Treasury Obligation	—	9,998,170	—
Other Financial Instruments*
Futures	490,572	—	—

Total	$7,306,396,104	$9,998,170	$—

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2012 categorized by risk exposure:

Derivative Fair Value at 9/30/12
Equity contracts	$(737,534)
Interest rate contracts	1,228,106

Total	$490,572

AST PRUDENTIAL CORE BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 99.0%
ASSET-BACKED SECURITIES — 8.1%

Non-Residential Mortgage-Backed Securities — 4.4%
AIMCO CDO (Cayman Islands), Series 2005-AA, Class A1B, 144A	Aaa	0.705%	(c)	10/20/19	$5,015	$4,846,395
AMMC CLO VI Ltd. (Cayman Islands), Series 2006-6A, Class 1A, 144A	Aaa	0.652%	(c)	05/03/18	1,038	1,020,968
ARES CLO Ltd. (Cayman Islands), Series 2012-2A, Class B1, 144A	AA(d)	3.428%	(c)	10/12/23	2,100	2,100,000
ARES Enhanced Loan Investment Strategy Ltd. (Cayman Islands), Series 2005-2A, Class A2, 144A	Aaa	0.708%	(c)	01/26/20	2,957	2,872,852
Avoca CLO I BV (Ireland), Series II-A, Class A1, 144A	Aaa	1.119%	(c)	01/15/20	3,120	3,865,865
Bank of America Credit Card Trust, Series 2008-C5, Class C5	A3	4.971%	(c)	03/15/16	9,600	9,993,744
Bank One Issuance Trust, Series 2003-C3, Class C3	Baa2	4.770%		02/16/16	10,000	10,269,230
Battalion CLO Ltd. (Cayman Islands), Series 2012-2A, Class A1, 144A	AAA(d)	1.537%	(c)	11/15/19	1,750	1,732,500
Cent CDO XI Ltd. (Cayman Islands), Series 2006-11A, Class A1, 144A	Aa1	0.711%	(c)	04/25/19	4,965	4,821,375
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C4	Baa2	5.000%		06/10/15	5,000	5,139,810
Citibank Credit Card Issuance Trust, Series 2005-C2, Class C2	Baa2	0.687%	(c)	03/24/17	6,500	6,430,593
Eagle Creek CLO Ltd (Cayman Islands), Series 2006-1A, Class A1	Aaa	0.667%	(c)	02/28/18	1,500	1,456,789
Fraser Sullivan CLO Ltd (Cayman Islands), Series 2006-1A, Class B, 144A	Aa1	0.859%	(c)	03/15/20	3,000	2,818,218
Fraser Sullivan CLO Ltd. (Cayman Islands), Series 2011-6A, Class A1, 144A	Aaa	2.084%	(c)	11/22/22	250	252,033
Gulf Stream - Sextant CLO Ltd. (Cayman Islands), Series 2006-1A, Class A1A, 144A	Aaa	0.665%	(c)	08/21/20	1,629	1,601,634
Katonah VII CLO Ltd. (Cayman Islands), Series 7A, Class A1, 144A	Aaa	0.695%	(c)	11/15/17	1,571	1,538,330
Lafayette CLO Ltd. (Cayman Islands), Series 2012-1A, Class A, 144A	AAA(d)	1.812%	(c)	09/06/22	4,000	3,999,940
Landmark IX CDO Ltd. (Cayman Islands), Series 2007-9A, Class A1, 144A	Aaa	0.670%	(c)	04/15/21	6,750	6,584,578
LCM III LP (Cayman Islands), Series 3A, Class A, 144A	Aaa	0.678%	(c)	06/01/17	3,740	3,665,679
Lightpoint CLO Ltd. (Cayman Islands), Series 2005-3A, Class A1A, 144A	Aaa	0.649%	(c)	09/15/17	5,472	5,379,127
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A1A, 144A	Aaa	2.003%	(c)	05/18/23	2,450	2,450,000
Marine Park CLO Ltd. (Cayman Islands), Series 2012-1A, Class A2, 144A	AA(d)	2.783%	(c)	05/18/23	3,350	3,350,000
MBNA Credit Card Master Note Trust, Series 2003-C7, Class C7	A3	1.571%	(c)	03/15/16	14,090	14,181,303
Race Point VI CLO Ltd. (Cayman Islands), Series 2012-6A, Class B, 144A	AA(d)	2.931%	(c)	05/24/23(g)	3,250	3,200,935
Slater Mill Loan Fund LP (Cayman Islands), Series 2012-1A, Class B, 144A	AA(d)	3.085%	(c)	08/17/22	2,750	2,695,437
Sound Point CLO Ltd. (Cayman Islands), Series 2012-1A, Class B	AA(d)	0.000%	(u)	10/20/23	2,150	2,143,980
Trimaran CLO VI Delaware Corp. (Cayman Islands), Series 2006-2A, Class A1L, 144A	Aaa	0.695%	(c)	11/01/18	10,500	10,292,572

						118,703,887

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities — 3.7%
ACE Securities Corp., Series 2003-OP1, Class M1	Ba3	1.267%	(c)	12/25/33	$704	$615,753
ACE Securities Corp., Series 2004-IN1, Class A1	Aa2	0.537%	(c)	05/25/34	1,261	1,086,727
ACE Securities Corp., Series 2004-OP1, Class M1	Ba3	0.997%	(c)	04/25/34	961	849,677
Ameriquest Mortgage Securities, Inc., Series 2003-1, Class M1	B1	1.567%	(c)	02/25/33	1,163	1,051,713
Ameriquest Mortgage Securities, Inc., Series 2004-R1, Class A2	A1	0.817%	(c)	02/25/34	451	415,728
Asset Backed Securities Corp. Home Equity, Series 2003-HE1, Class M2	Aa1	3.746%	(c)	01/15/33	1,042	1,017,992
Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1	Ba2	1.196%	(c)	12/15/33	849	744,646
Asset Backed Securities Corp. Home Equity, Series 2004-HE2, Class M1	Ba3	1.042%	(c)	04/25/34	7,191	6,252,009
Asset Backed Securities Corp. Home Equity, Series 2004-HE3, Class M1	Ba1	1.027%	(c)	06/25/34	4,390	3,800,823
Asset Backed Securities Corp. Home Equity, Series 2004-HE5, Class M1	Baa3	1.117%	(c)	08/25/34	4,899	4,395,294
Bear Stearns Asset Backed Securities Trust, Series 2003-2, Class A3	A1	0.967%	(c)	03/25/43	1,659	1,536,851
Bear Stearns Asset Backed Securities Trust, Series 2004-HE5, Class M1	Baa3	1.072%	(c)	07/25/34	3,024	2,552,151
Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A	BB(d)	0.707%	(c)	07/25/35	5,204	4,882,716
Bear Stearns Asset Backed Securities Trust, Series 2006-SD2, Class A1	BB(d)	0.597%	(c)	06/25/36	5,002	4,296,313
Citigroup Mortgage Loan Trust, Inc., Series 2004-OPT1, Class M1	Aa3	0.767%	(c)	10/25/34	5,630	5,525,333
Countrywide Asset-Backed Certificates, Series 2004-BC1, Class M1	Baa3	0.967%	(c)	02/25/34	4,177	3,707,606
Countrywide Asset-Backed Certificates, Series 2004-BC4, Class M1	B+(d)	1.312%	(c)	11/25/34	6,250	4,790,944
Countrywide Asset-Backed Certificates, Series 2004-SD1, Class A1, 144A	A1	0.557%	(c)	06/25/33	2,289	2,207,447
Credit-Based Asset Servicing and Securitization LLC, Series 2004-CB4, Class A6	Baa2	5.372%		05/25/35	977	990,487
Equifirst Mortgage Loan Trust, Series 2004-3, Class M2	A1	0.817%	(c)	12/25/34	3,000	2,502,987
Home Equity Asset Trust, Series 2005-9, Class 2A4	Ba2	0.557%	(c)	04/25/36	4,375	3,870,742
HSBC Home Equity Loan Trust (United Kingdom), Series 2007-2, Class M1	Baa2	0.529%	(c)	07/20/36	3,560	2,768,936
HSBC Home Equity Loan Trust, Series 2005-2, Class M2	Aa1	0.709%	(c)	01/20/35	3,272	3,022,739
HSBC Home Equity Loan Trust, Series 2006-1, Class A2	Aaa	0.399%	(c)	01/20/36	5,586	5,378,939
MASTR Asset Backed Securities Trust, Series 2004-HE1, Class M2	Aa3	0.947%	(c)	09/25/34	4,000	3,606,672
MASTR Asset Backed Securities Trust, Series 2004-WMC2, Class M1	B2	1.117%	(c)	04/25/34	4,221	3,623,137
MASTR Asset Backed Securities Trust, Series 2005-NC1, Class M1	Aa1	0.697%	(c)	12/25/34	4,531	4,238,916
Merrill Lynch Mortgage Investors, Inc., Series WMC3, Class M3	Caa1	2.692%	(c)	06/25/34	1,894	1,837,387
Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1	Ba3	1.417%	(c)	06/25/33	791	695,852

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Series 2004-HE3, Class M1	AA(d)	1.072%	(c)	03/25/34	$8,399	$7,290,792
Option One Mortgage Loan Trust, Series 2003-3, Class A4, 144A	Baa3	1.157%	(c)	06/25/33	885	796,734
Option One Mortgage Loan Trust, Series 2003-5, Class A2	Baa3	0.857%	(c)	08/25/33	2,012	1,723,929
Renaissance Home Equity Loan Trust, Series 2003-3, Class A	A2	0.717%	(c)	12/25/33	970	864,639
Saxon Asset Securities Trust, Series 2004-1, Class A	Aaa	0.757%	(c)	03/25/35	405	307,958
Securitized Asset Backed Receivables LLC, Series 2004-OP1, Class M1	Ba3	0.982%	(c)	02/25/34	7,231	6,321,916
Structured Asset Investment Loan Trust, Series 2004-11, Class A4	A3	1.117%	(c)	01/25/35	1,072	1,030,531

						100,603,016

TOTAL ASSET-BACKED SECURITIES (cost $206,437,641)						219,306,903

BANK LOANS(c) — 1.9%

Aerospace & Defense Booz Allen & Hamilton, Inc. LLC	Ba3	2.970%		12/31/17	400	396,583

Automotive — 0.1%
Schaeffler AG	B1	6.000%		01/27/17	2,000	2,012,500
Syniverse Holdings, Inc.	Ba3	2.720%		08/07/14	448	448,489

						2,460,989

Cable — 0.1%
Cequel Communications LLC	Ba2	4.000%		02/14/19	2,095	2,098,664
Charter Communications Operating LLC	Ba1	3.450%		05/15/19	1,493	1,498,097
Kabel Deutscheland	NR	3.700%		02/01/19	206	205,652

						3,802,413

Chemicals — 0.1%
Ashland Inc.	Baa3	3.750%		08/23/18	1,488	1,496,764
Rockwood Holdings, Inc.	Baa3	3.500%		02/09/18	1,824	1,829,458

						3,326,222

Electric — 0.1%
Calpine Corp.	B1	4.500%		04/01/18	675	674,788
Calpine Corp.	B1	4.500%		04/01/18	675	675,550
Calpine Corp.	B1	4.500%		10/31/19	1,750	1,741,250

						3,091,588

Energy - Other — 0.1%
Walter Energy, Inc.	B1	4.000%		04/02/18	1,910	1,897,897

Healthcare & Pharmaceutical — 0.6%
Alere, Inc.	Ba3	3.360%		06/30/16	412	399,321
Alere, Inc.	Ba3	4.750%		06/30/17	388	389,368
Alere, Inc.	B2	4.750%		06/30/17	143	143,235
Community Health Systems, Inc.	Ba3	3.920%		01/25/17	2,151	2,157,370
DaVita, Inc.	Ba2	4.500%		10/20/16	3,970	3,966,618
Grifols, Inc.	Ba2	3.670%		06/01/16	938	935,547
Hologic, Inc.	Ba2	3.460%		08/01/17	1,885	1,882,644

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)
Healthcare & Pharmaceutical (cont’d.)
Lifepoint Hospital, Inc.	Ba1	2.064%		07/24/17	$1,400	$1,380,750
RPI Finance Trust, Inc.	Baa2	4.000%		11/09/18	1,823	1,832,058
Universal Health Services	Ba2	2.120%		08/15/16	4,000	3,970,000

						17,056,911

Media & Entertainment — 0.2%
ProSiebenSat.1 Media AG	Ba2	2.810%		07/01/16	3,700	4,585,298

Pipelines & Other — 0.1%
Energy Transfer Equity LP	Ba2	3.750%		03/24/17	2,175	2,169,865

Real Estate Investment Trusts — 0.1%
CB Richard Ellis Services, Inc.	Ba1	3.720%		09/04/19	1,481	1,478,463

Retailers — 0.1%
Alliance Boots Ltd.	B1	3.510%		07/09/15	2,000	3,081,854

Technology — 0.3%
First Data Corp.	B1	2.970%		09/24/14	44	44,095
First Data Corp.	B1	5.211%		09/24/18	2,800	2,745,750
Flextronics International Ltd.	Ba1	2.470%		10/01/14	995	990,115
Flextronics International Ltd.	Ba1	2.470%		10/01/14	696	692,331
Freescale Semiconductor, Inc.	B1	4.480%		12/01/16	1,750	1,707,562
NXP BV	B3	4.500%		03/03/17	995	1,003,240
Sensata Technologies Holding	Ba2	4.000%		05/12/18	1,694	1,700,275

						8,883,368

TOTAL BANK LOANS (cost $51,699,248)						52,231,451

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.4%
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4	AAA(d)	5.917%	(c)	05/10/45	2,720	3,140,966
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4	A+(d)	5.889%		07/10/44	7,967	9,146,968
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A3	AAA(d)	5.620%		02/10/51	7,500	7,955,775
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2004-5, Class AJ	Aaa	4.992%		11/10/41	500	535,552
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-5, Class A4	Aaa	5.115%		10/10/45	2,000	2,242,912
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4	Aaa	5.894%	(c)	09/11/38	1,500	1,725,474
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4	AAA(d)	5.540%		09/11/41	2,750	3,177,848
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class AAB	AAA(d)	5.926%		06/11/50	7,000	7,688,968
CFCRE Commercial Mortgage Trust, Series 2011-C2, Class A2	Aaa	3.061%		12/15/47	5,800	6,209,787
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4	Aaa	5.888%	(c)	12/10/49	8,775	10,323,788
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4	Aaa	5.393%	(c)	07/15/44	7,170	8,035,017
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5	Aaa	5.617%		10/15/48	8,610	9,966,540
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A3	Aaa	5.293%		12/11/49	1,990	2,069,508

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
COBALT CMBS Commercial Mortgage Trust (Cayman Islands), Series 2006-C1, Class A4	AA-(d)	5.223%		08/15/48	$2,190	$2,459,250
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A4	AAA(d)	5.588%	(c)	02/15/39	3,320	3,767,350
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class AM	AA-(d)	5.588%	(c)	02/15/39	2,840	3,155,743
Commercial Mortgage Pass-Through Certificates, Series 2007-C4, Class A3	Aaa	5.955%	(c)	09/15/39	7,000	7,313,474
FHLMC Multifamily Structured Pass-Through Certificates, Series K010, Class A2	NR	4.333%		10/25/20	2,500	2,939,758
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1, IO	AA+(d)	1.479%	(c)	05/25/22	49,500	5,267,003
FHLMC Multifamily Structured Pass-Through Certificates, Series K501, Class X1A, IO	Aaa	1.879%	(c)	08/25/16	20,084	1,021,206
FHLMC Multifamily Structured Pass-Through Certificates, Series K710, Class X1, IO	NR	1.915%	(c)	05/25/19	37,978	3,712,240
GE Capital Commercial Mortgage Corp. Trust, Series 2006-C1, Class A4	AAA(d)	5.481%	(c)	03/10/44	7,160	8,089,110
GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4	AAA(d)	5.238%		11/10/45	7,000	7,767,186
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class AJ	Baa1	4.859%		08/10/42	2,396	2,531,259
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4(a)	Aaa	6.065%	(c)	07/10/38	6,570	7,615,543
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4	AA-(d)	5.553%		04/10/38	9,134	10,374,662
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4	Aaa	5.560%		11/10/39	8,300	9,612,628
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4	Aaa	5.481%	(c)	12/12/44	5,000	5,636,140
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4	Aaa	5.475%		04/15/43	8,500	9,637,649
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class A4	Aaa	5.399%		05/15/45	1,505	1,738,048
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class A3	Aaa	3.139%		06/16/45	3,700	3,959,884
JPMorgan Chase Commercial Mortgage Securities Corp., Series LDP5, Class A3	Aaa	5.388%	(c)	12/15/44	3,100	3,204,095
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class AM	AA(d)	5.263%	(c)	11/15/40	3,509	3,886,403
LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4	Aaa	5.661%		03/15/39	500	570,786
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AM	A(d)	5.847%	(c)	05/12/39	2,025	2,238,478
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4	Aaa	5.742%		08/12/43	6,138	7,075,751
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class AM	A(d)	5.653%	(c)	02/12/39	930	1,018,660
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4	Aaa	6.091%	(c)	06/12/46	7,000	8,105,713
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-4, Class A3	Aaa	5.172%		12/12/49	1,900	2,169,830
Morgan Stanley Capital I Trust, Series 2006-HQ8, Class A4	Aaa	5.598%	(c)	03/12/44	5,096	5,756,369
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A4	AAA(d)	5.891%	(c)	10/15/42	3,000	3,423,498

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43	$2,600	$3,007,550
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class A4	Aaa	5.447%		02/12/44	880	1,015,648
Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX	Aa1	5.179%	(c)	07/15/42	3,500	3,842,580
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4	Aaa	5.418%		01/15/45	3,479	3,897,127
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3	Aaa	6.011%	(c)	06/15/45	9,000	10,511,658
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class A3	Aaa	5.765%		07/15/45	7,815	8,993,580
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4	Aa2	5.509%		04/15/47	8,500	9,743,261
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4	Aaa	6.122%	(c)	02/15/51	7,170	8,451,781

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $247,579,029)						255,730,004

CORPORATE BONDS — 24.7%

Aerospace & Defense — 0.1%
B/E Aerospace, Inc., Sr. Unsec’d. Notes	Ba2	5.250%		04/01/22	2,000	2,080,000

Airlines — 0.4%
Continental Airlines 2012-1 Class A Pass-Through Trusts, Pass Thru Certs.(a)	Baa2	4.150%		04/11/24	5,150	5,253,000
Continental Airlines 2012-2 Class A Pass-Through Certificates, Pass Thru Certs.	Baa2	4.000%		10/29/24	1,250	1,276,625
Delta Air Lines 2011-1 Class A Pass-Through Trust, Pass Thru. Certs.(a)	Baa2	5.300%		04/15/19	3,314	3,595,747

						10,125,372

Automotive — 0.3%
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	2.750%		05/15/15	3,980	4,058,951
Harley-Davidson Financial Services, Inc., Gtd. Notes, MTN, 144A	Baa1	2.700%		03/15/17	670	693,577
Hyundai Capital America, Gtd. Notes, 144A	Baa2	4.000%		06/08/17	2,825	3,047,045

						7,799,573

Banking — 6.9%
American Express Co, Sr. Unsec’d. Notes	A3	7.000%		03/19/18	610	772,024
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	6,500	8,793,434
Banco Santander Chile (Spain), Sr. Unsec’d. Notes, 144A(a)	Aa3	3.875%		09/20/22	1,125	1,128,499
Bangkok Bank PCL (Thailand), Sr. Unsec’d. Notes, 144A	A3	3.875%		09/27/22	4,320	4,315,719
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa2	5.000%		05/13/21	7,315	8,040,509
Bank of America Corp., Series L, Sr. Unsec’d. Notes, MTN(a)	Baa2	5.650%		05/01/18	3,575	4,076,129
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	5.700%		01/24/22	8,410	9,878,058
Bank of Montreal (Canada), Sr. Unsec’d. Notes, MTN(a)	Aa2	2.500%		01/11/17	3,825	4,021,307
Barclays Bank PLC (United Kingdom), Sr. Unsec’d. Notes	A2	6.750%		05/22/19	2,150	2,626,421
Capital One Bank USA NA, Sub. Notes	Baa1	8.800%		07/15/19	5,500	7,259,004
Citigroup, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.500%		01/14/22	8,595	9,437,155

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Banking (cont’d.)
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	05/15/18	$5,655	$6,694,485
Citigroup, Inc., Sr. Unsec’d. Notes	Baa2	8.125%	07/15/39	2,250	3,340,885
Citigroup, Inc., Sub. Notes	Baa3	6.125%	08/25/36	2,350	2,551,752
Citigroup, Inc., Unsec’d. Notes	Baa2	8.500%	05/22/19	1,000	1,322,506
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.250%	07/27/21	8,000	8,819,480
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A3	5.750%	01/24/22	8,130	9,364,752
Goldman Sachs Group, Inc. (The), Sub. Notes(a)	Baa1	6.750%	10/01/37	4,750	5,088,590
HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Aa3	4.000%	03/30/22	2,300	2,467,709
HSBC Holdings PLC (United Kingdom), Sub. Notes	A3	6.500%	05/02/36	5,000	5,857,500
HSBC USA, Inc., Sr. Unsec’d. Notes(a)	A2	2.375%	02/13/15	1,950	2,007,408
ING Bank NV (Netherlands), Unsec’d. Notes, 144A	A2	2.000%	09/25/15	3,465	3,470,180
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	A2	3.250%	09/23/22	7,275	7,376,079
JPMorgan Chase & Co., Sr. Unsec’d. Notes(h)	A2	4.250%	10/15/20	5,900	6,446,305
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.350%	08/15/21	5,790	6,381,611
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	6.300%	04/23/19	6,400	7,867,654
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes	A2	4.200%	03/28/17	2,850	3,144,550
Lloyds TSB Bank PLC (United Kingdom), Gtd. Notes(a)	A2	6.375%	01/21/21	3,175	3,892,833
Morgan Stanley, Sr. Unsec’d. Notes(a)	Baa1	6.375%	07/24/42	1,280	1,409,746
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.625%	09/23/19	4,450	4,861,532
Morgan Stanley, Series G, Sr. Unsec’d. Notes, MTN(a)	Baa1	5.500%	07/28/21	9,850	10,779,712
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes(a)	Baa1	2.550%	09/18/15	1,165	1,179,017
Royal Bank of Scotland PLC (The) (United Kingdom), Gtd. Notes	A3	6.125%	01/11/21	2,225	2,657,627
Santander Holdings USA, Inc., Sr. Unsec’d. Notes(a)	Baa2	3.000%	09/24/15	1,845	1,866,623
US Bancorp, Sub. Notes, MTN	A1	2.950%	07/15/22	2,090	2,109,884
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	2.625%	12/15/16	4,825	5,105,347
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	2.100%	05/08/17	2,375	2,457,139
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	A2	3.500%	03/08/22	5,230	5,577,570
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	A2	4.600%	04/01/21	1,965	2,269,773

					186,716,508

Building Materials & Construction — 0.1%
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A	Baa3	5.125%	06/26/22	925	985,125
Odebrecht Finance Ltd. (Brazil), Gtd. Notes, 144A(a)	Baa3	7.000%	04/21/20	1,200	1,356,000

					2,341,125

Cable — 1.2%
Cablevision Systems Corp., Sr. Unsec’d. Notes(a)	B1	8.625%	09/15/17	4,000	4,650,000
Comcast Corp., Gtd. Notes(a)	Baa1	6.450%	03/15/37	2,900	3,735,284
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	1,990	2,709,106
DIRECTV Holdings LLC / DIRECTV Financing Co, Inc., Gtd. Notes(a)	Baa2	5.150%	03/15/42	3,375	3,433,644
DISH DBS Corp., Gtd. Notes	Ba2	6.625%	10/01/14	2,500	2,712,500

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Cable (cont’d.)
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.550%	05/01/37	$3,590	$4,511,359
UPCB Finance III Ltd., Sr. Sec’d. Notes, 144A	Ba3	6.625%	07/01/20	3,000	3,142,500
Videotron Ltee (Canada), Gtd. Notes	Ba1	9.125%	04/15/18	3,000	3,232,500
Virgin Media Finance PLC (United Kingdom), Gtd. Notes(a)	Ba2	5.250%	02/15/22	4,600	4,830,000

					32,956,893

Capital Goods — 1.2%
Actuant Corp., Gtd. Notes	Ba2	5.625%	06/15/22	2,390	2,479,625
Case New Holland, Inc. (Italy), Gtd. Notes	Ba2	7.875%	12/01/17	4,000	4,690,000
Deere & Co, Sr. Unsec’d. Notes(a)	A2	3.900%	06/09/42	1,335	1,380,896
ERAC USA Finance LLC, Gtd. Notes, 144A (original cost $2,387,082; purchased 10/26/11)(f)	Baa1	7.000%	10/15/37(g)	2,050	2,554,548
Hertz Holdings Netherlands BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	8.500%	07/31/15	3,710	5,125,100
Hutchison Whampoa International (11) Ltd. (Cayman Islands), Gtd. Notes, 144A	A3	4.625%	01/13/22	1,475	1,613,125
John Deere Capital Corp., Sr. Unsec’d. Notes, MTN	A2	2.000%	01/13/17	2,950	3,072,962
Penske Truck Leasing Co. LP / PTL Finance Corp., Sr. Notes, 144A (original cost $699,727;purchased 07/10/12)(f)	Baa3	2.500%	07/11/14(g)	700	705,566
Penske Truck Leasing Co. LP / PTL Finance Corp., Sr. Notes, 144A (original cost $5,102,437; purchased 09/24/12)(f)	Baa3	2.500%	03/15/16(g)	5,110	5,108,666
Penske Truck Leasing Co. LP / PTL Finance Corp., Unsec’d. Notes, 144A (original cost $914,112; purchased 05/08/12)(f)	Baa3	3.125%	05/11/15(g)	915	936,119
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	3,265	3,659,363
Xylem, Inc., Sr. Unsec’d. Notes	Baa2	4.875%	10/01/21	1,950	2,197,523

					33,523,493

Chemicals — 0.6%
Agrium, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	3.150%	10/01/22	1,850	1,862,950
Dow Chemical Co. (The), Sr. Unsec’d. Notes(a)	Baa3	5.250%	11/15/41	3,800	4,311,845
LyondellBasell Industries NV, Sr. Unsec’d. Notes	Ba2	5.000%	04/15/19	2,000	2,125,000
LyondellBasell Industries NV, Sr. Unsec’d. Notes(a)	Ba2	6.000%	11/15/21	250	285,000
Reliance Holdings USA, Inc., Gtd. Notes, 144A(a)	Baa2	5.400%	02/14/22	6,125	6,524,264

					15,109,059

Consumer — 0.3%
PVH Corp., Sr. Unsec’d. Notes	Ba3	7.375%	05/15/20	4,000	4,520,000
Sealy Mattress Co., Sr. Sec’d. Notes, 144A	Ba3	10.875%	04/15/16	3,376	3,688,280

					8,208,280

Electric — 0.8%
AES Corp. (The), Sr. Unsec’d. Notes	Ba3	7.750%	03/01/14	2,000	2,150,000
Commonwealth Edison Co., First Mortgage Bonds	A3	6.450%	01/15/38	2,110	2,963,031
Duke Energy Carolinas LLC, First Mortgage Bonds(a)	A1	4.250%	12/15/41	1,350	1,423,123
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%	11/15/31	2,360	3,091,284
Florida Power & Light Co., First Mortgage Bonds	Aa3	4.125%	02/01/42	1,350	1,468,398

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Electric (cont’d.)
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	4.500%	12/15/41	$3,200	$3,535,146
Puget Sound Energy, Inc., Sr. Sec’d. Notes	A3	4.434%	11/15/41	3,675	4,141,879
San Diego Gas & Electric Co., First Mortgage Bonds	Aa3	3.950%	11/15/41	1,125	1,196,479
Southern Power Co., Sr. Unsec’d. Notes	Baa1	5.150%	09/15/41	1,025	1,174,795
Virginia Electric and Power Co., Sr. Unsec’d. Notes(a)	A3	2.950%	01/15/22	1,425	1,509,718

					22,653,853

Energy - Integrated — 0.3%
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.561%	11/01/21	3,300	3,569,630
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	Baa2	6.750%	11/15/39	1,980	2,675,220
Lukoil International Finance BV (Netherlands), Gtd. Notes, 144A	Baa2	7.250%	11/05/19	1,050	1,263,990

					7,508,840

Energy - Other — 0.9%
Cameron International Corp., Sr. Unsec’d. Notes	Baa1	5.950%	06/01/41	1,350	1,634,560
Devon Energy Corp., Sr. Unsec’d. Notes(a)	Baa1	4.750%	05/15/42	1,990	2,132,299
FMC Technologies, Inc., Sr. Unsec’d. Notes	Baa2	2.000%	10/01/17	475	479,925
Halliburton Co., Sr. Unsec’d. Notes	A2	4.500%	11/15/41	3,320	3,731,936
Kerr-McGee Corp., Gtd. Notes	Baa3	6.950%	07/01/24	3,110	4,014,789
Nabors Industries, Inc., Gtd. Notes(a)	Baa2	4.625%	09/15/21	2,500	2,687,207
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.150%	12/15/21	1,975	2,133,255
Phillips 66, Gtd. Notes, 144A(a)	Baa1	2.950%	05/01/17	715	756,396
Plains Exploration & Production Co., Gtd. Notes	B1	6.750%	02/01/22	725	735,875
Transocean, Inc., Gtd. Notes(a)	Baa3	2.500%	10/15/17	1,760	1,769,756
Weatherford International Ltd., Gtd. Notes	Baa2	5.950%	04/15/42	3,935	4,139,529
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	01/15/17	575	621,000

					24,836,527

Foods — 1.3%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	2.500%	07/15/22	7,590	7,697,505
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	A3	7.750%	01/15/19	3,296	4,459,079
ARAMARK Corp., Gtd. Notes	B3	8.500%	02/01/15	2,527	2,587,042
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A(a)	B3	8.625%	05/01/16	1,175	1,204,387
Darling International, Inc., Gtd. Notes	Ba2	8.500%	12/15/18	1,200	1,366,500
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875%	05/15/17	2,000	2,155,000
JBS USA LLC / JBS USA Finance, Inc., Gtd. Notes (original cost $1,148,750; purchased 01/30/12)(f)	B1	11.625%	05/01/14(g)	1,000	1,122,500
JBS USA LLC / JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A (original cost $2,763,900; purchased 12/07/11-12/08/11)(f)	B1	7.250%	06/01/21(g)	2,990	2,810,600

Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 144A(a)	Baa2	5.000%	06/04/42	1,205	1,344,270
Kraft Foods Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.125%	08/23/18	3,905	4,782,918
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	6.125%	02/01/18	1,375	1,678,761
Minerva Luxembourg SA (Luxembourg), Gtd. Notes, 144A(a)	B2	12.250%	02/10/22	1,090	1,257,533
SUPERVALU, Inc., Sr. Unsec’d. Notes(a)	Caa1	7.500%	11/15/14	750	720,000

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Foods (cont’d.)
Tesco PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	Baa1	2.000%	12/05/14	$2,175	$2,217,456

					35,403,551

Gaming — 0.3%
Marina District Finance Co., Inc., Sr. Sec’d. Notes(a)	B2	9.500%	10/15/15	1,500	1,513,125
MGM Resorts International, Gtd. Notes	B3	6.750%	04/01/13	1,000	1,021,250
MGM Resorts International, Sr. Sec’d. Notes	Ba2	13.000%	11/15/13	3,000	3,382,500
Peninsula Gaming LLC / Peninsula Gaming Corp., Sec’d. Notes	Ba3	8.375%	08/15/15	850	888,250
Pinnacle Entertainment, Inc., Gtd. Notes(a)	B1	8.625%	08/01/17	2,000	2,185,000

					8,990,125

Healthcare & Pharmaceutical — 1.2%
Amgen, Inc., Sr. Unsec’d. Notes(a)	Baa1	5.150%	11/15/41	2,560	2,852,564
Amgen, Inc., Sr. Unsec’d. Notes	Baa1	5.375%	05/15/43	2,615	3,030,359
Aristotle Holding, Inc., Gtd. Notes, 144A	Baa3	2.750%	11/21/14	3,645	3,784,786
AstraZeneca PLC (United Kingdom), Sr. Unsec’d. Notes	A1	6.450%	09/15/37	1,020	1,394,990
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	Ba3	5.125%	08/15/18	3,000	3,112,500
Gilead Sciences, Inc., Sr. Unsec’d. Notes	Baa1	5.650%	12/01/41	2,670	3,339,628
HCA, Inc., Sr. Sec’d. Notes	Ba3	5.875%	03/15/22	2,000	2,167,500
HCA, Inc., Sr. Unsec’d. Notes	B3	6.750%	07/15/13	3,000	3,105,000
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes(a)	Baa2	3.750%	08/23/22	345	361,011
Mylan, Inc., Gtd. Notes, 144A	Ba2	7.625%	07/15/17	3,000	3,322,500
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	B1	6.250%	11/01/18	375	413,438
Teva Pharmaceutical Finance IV BV (Curacao), Gtd. Notes	A3	3.650%	11/10/21	4,180	4,531,179
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	4.625%	10/01/42	1,465	1,499,926

					32,915,381

Healthcare Insurance — 0.6%
Aetna, Inc., Sr. Unsec’d. Notes	Baa1	6.750%	12/15/37	2,250	2,981,020
Cigna Corp., Sr. Unsec’d. Notes	Baa2	5.375%	02/15/42	3,740	4,190,023
Coventry Health Care, Inc., Sr. Unsec’d. Notes	Baa3	6.300%	08/15/14	1,500	1,638,720
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.625%	11/15/41	3,360	3,628,084
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	5.950%	02/15/41	363	464,420
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.625%	05/15/42	800	807,581
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	4.650%	01/15/43	1,990	2,029,812

					15,739,660

Insurance — 1.7%
Allied World Assurance Co. Ltd. (Bermuda), Gtd. Notes	Baa1	5.500%	11/15/20	4,500	4,961,398
Allstate Corp (The), Sr. Unsec’d. Notes	A3	5.200%	01/15/42	255	305,704
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	8.250%	08/15/18	7,879	10,131,685
Axis Specialty Finance LLC, Gtd. Notes	Baa1	5.875%	06/01/20	1,700	1,915,971
Chubb Corp (The), Sr. Unsec’d. Notes	A2	6.000%	05/11/37	1,910	2,586,749

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Insurance (cont’d.)
Endurance Specialty Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	Baa1	7.000%		07/15/34	$1,500	$1,658,250
Hartford Financial Services Group, Inc., Sr. Unsec’d. Notes(a)	Baa3	5.125%		04/15/22	1,410	1,583,771
Liberty Mutual Group, Inc., Gtd. Notes, 144A	Baa2	6.500%		05/01/42	1,910	2,067,640
Liberty Mutual Group, Inc., Sr. Unsec’d. Notes, 144A	Baa2	6.500%		03/15/35	950	1,015,946
Lincoln National Corp., Sr. Unsec’d. Notes	Baa2	6.300%		10/09/37	4,200	4,825,632
Massachusetts Mutual Life Insurance Co., Sub. Notes, 144A	A1	5.375%		12/01/41	1,875	2,134,547
MetLife, Inc., Sr. Unsec’d. Notes	A3	1.564%	(c)	12/15/22	1,155	1,169,530
MetLife, Inc., Sr. Unsec’d. Notes(a)	A3	5.700%		06/15/35	3,620	4,448,147
Northwestern Mutual Life Insurance Co., Sub. Notes, 144A	Aa2	6.063%		03/30/40	1,130	1,445,983
Pacific Life Insurance Co., Sub. Notes, 144A	A3	9.250%		06/15/39	2,375	3,146,405
Principal Financial Group, Inc., Gtd. Notes	A3	4.625%		09/15/42	235	239,954
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	Aa2	6.850%		12/16/39	2,916	4,004,199

						47,641,511

Lodging — 0.3%
Felcor Lodging LP, Sr. Sec’d. Notes	B2	10.000%		10/01/14	1,586	1,819,935
Host Hotels & Resorts LP, Gtd. Notes	Ba1	9.000%		05/15/17	2,000	2,180,000
Marriott International, Inc., Sr. Unsec’d. Notes	Baa2	3.250%		09/15/22	2,170	2,181,343
Wyndham Worldwide Corp., Sr. Unsec’d. Notes	Baa3	4.250%		03/01/22	1,865	1,916,774

						8,098,052

Media & Entertainment — 0.9%
Belo Corp., Gtd. Notes	Ba1	8.000%		11/15/16	3,123	3,435,300
CBS Corp., Gtd. Notes(a)	Baa2	4.850%		07/01/42(g)	190	201,189
CBS Corp., Gtd. Notes.	Baa2	5.900%		10/15/40(g)	1,440	1,701,111
NBCUniversal Media LLC, Sr. Unsec’d. Notes	Baa2	4.450%		01/15/43	4,070	4,056,121
News America, Inc., Gtd. Notes	Baa1	6.150%		03/01/37	2,230	2,672,365
News America, Inc., Gtd. Notes(a)	Baa1	6.150%		02/15/41	1,880	2,340,378
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	B2	11.500%		05/01/16	1,000	1,117,500
Nielsen Finance LLC / Nielsen Finance Co., Gtd. Notes	B2	11.625%		02/01/14	1,000	1,127,500
Time Warner, Inc., Gtd. Notes(a)	Baa2	6.250%		03/29/41	4,945	6,264,786
Viacom, Inc., Sr. Unsec’d. Notes	Baa1	6.750%		10/05/37	2,270	2,955,849

						25,872,099

Metals — 0.6%
Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, RegS	B1	12.500%		07/08/15	2,535	2,687,100
Bumi Investment Pte Ltd. (Singapore), Sr. Sec’d. Notes, MTN, RegS(a)	B1	10.750%		10/06/17	1,150	891,250
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A(a)	Ba3	7.000%		11/01/15	2,000	1,990,000
Indo Integrated Energy II BV (Netherlands), Sr. Sec’d. Notes, RegS	B1	9.750%		11/05/16	200	220,000
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000%		11/15/18	725	725,000
Raspadskaya OJSC Via Raspadskaya Securities Ltd. (Ireland), Unsec’d. Notes, 144A	B1	7.750%		04/27/17	3,375	3,442,500
Southern Copper Corp. (Mexico), Sr. Unsec’d. Notes	Baa2	6.750%		04/16/40	1,500	1,725,314

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Metals (cont’d.)
Steel Dynamics, Inc., Gtd. Notes(a)	Ba2	7.625%	03/15/20	$1,800	$1,953,000
Teck Resources Ltd. (Canada), Gtd. Notes	Baa2	6.250%	07/15/41	1,830	1,991,675
Xstrata Finance (Canada) Ltd. (Canada), Gtd.
Notes, 144A	Baa2	2.850%	11/10/14	1,745	1,793,932

					17,419,771

Non-Captive Finance — 1.0%
CIT Group, Inc., Sr. Unsec’d. Notes, 144A(a)	B1	4.750%	02/15/15	4,000	4,170,000
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	3.150%	09/07/22	7,000	7,031,395
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	A1	5.875%	01/14/38	3,035	3,616,691
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN(h)	A1	6.875%	01/10/39	4,150	5,544,836
Schahin II Finance Co. (SPV) Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A(a)	Baa3	5.875%	09/25/22	1,880	1,969,300
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.450%	06/15/18	4,700	5,504,720

					27,836,942

Paper — 0.2%
International Paper Co., Sr. Unsec’d. Notes(a)	Baa3	6.000%	11/15/41	2,940	3,582,496
Rock-Tenn Co, Unsec’d. Notes, 144A(a)	Ba1	4.450%	03/01/19	1,120	1,181,389
Rock-Tenn Co., Gtd. Notes, 144A	Ba1	4.000%	03/01/23	1,110	1,127,936

					5,891,821

Pipelines & Other — 0.3%
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	Baa2	5.850%	01/15/41	1,200	1,522,090
Enterprise Products Operating LLC, Gtd. Notes	Baa2	5.950%	02/01/41	1,600	1,892,678
ONEOK Partners LP, Gtd. Notes	Baa2	6.125%	02/01/41	1,750	2,101,967
Williams Partners LP, Sr. Unsec’d. Notes	Baa2	4.000%	11/15/21	2,100	2,259,936

					7,776,671

Railroads — 0.3%
Canadian Pacific Railway Ltd. (Canada), Sr. Unsec’d. Notes	Baa3	4.500%	01/15/22	4,400	4,857,195
CSX Corp., Sr. Unsec’d. Notes	Baa3	4.750%	05/30/42	1,450	1,576,601
Union Pacific Corp., Sr. Unsec’d. Notes	Baa2	7.125%	02/01/28	920	1,277,320

					7,711,116

Real Estate Investment Trusts — 0.1%
Realty Income Corp., Sr. Unsec’d. Notes	Baa1	5.500%	11/15/15	1,520	1,674,698
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	2.800%	01/30/17	535	563,219
Simon Property Group LP, Sr. Unsec’d. Notes(a)	A3	3.375%	03/15/22	405	425,221
Simon Property Group LP, Sr. Unsec’d. Notes	A3	6.125%	05/30/18	510	622,859

					3,285,997

Retailers — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%	05/15/41	890	1,120,865
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.125%	09/15/39	1,850	2,411,926
Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	A3	5.950%	04/01/41	1,420	1,928,376
Macy’s Retail Holdings, Inc., Gtd. Notes(a)	Baa3	3.875%	01/15/22	610	657,617
Susser Holdings LLC / Susser Finance Corp., Gtd. Notes	B2	8.500%	05/15/16	2,750	2,959,687

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Retailers (cont’d.)
Target Corp., Sr. Unsec’d. Notes	A2	7.000%	01/15/38	$2,220	$3,256,516

					12,334,987

Technology — 0.4%
NXP BV / NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	BB(d)	10.000%	07/15/13	1,500	1,601,250
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800%	10/01/16	3,000	3,322,500
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500%	08/12/15	3,000	3,135,000
TransUnion LLC / TransUnion Financing Corp., Gtd. Notes	B3	11.375%	06/15/18	2,000	2,355,000

					10,413,750

Telecommunications — 1.3%
America Movil S.A.B. de C.V. (Mexico), Gtd. Notes(a)	A2	6.125%	03/30/40	2,120	2,758,472
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.350%	09/01/40	4,770	5,741,220
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	9.625%(c)	12/15/30	1,340	2,180,944
Embarq Corp., Sr. Unsec’d. Notes (original cost $3,723,931; purchased 11/15/11)(f)	Baa3	7.995%	06/01/36(g)	3,770	4,239,900
PAETEC Holding Corp., Sr. Sec’d. Notes	BB-(d)	8.875%	06/30/17	2,500	2,712,500
Qwest Corp., Sr. Unsec’d. Notes	Baa3	7.500%	10/01/14	2,590	2,889,324
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	6.000%	12/01/16	1,900	1,957,000
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	B3	7.000%	08/15/20	2,960	3,078,400
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	7.721%	06/04/38	590	592,950
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	4.750%	11/01/41	1,570	1,805,027
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	7.350%	04/01/39	3,260	4,881,012
Wind Acquisition Finance SA (Luxembourg), Sec’d. Notes, 144A	B3	11.750%	07/15/17	1,600	1,508,000

					34,344,749

Tobacco — 0.6%
Altria Group, Inc., Gtd. Notes	Baa1	10.200%	02/06/39	4,300	7,368,286
Lorillard Tobacco Co., Gtd. Notes	Baa2	7.000%	08/04/41	1,350	1,626,246
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.375%	11/15/41	4,300	4,640,904
Reynolds American, Inc., Gtd. Notes	Baa3	6.750%	06/15/17	2,500	3,026,070

					16,661,506

TOTAL CORPORATE BONDS (cost $631,933,473)					672,197,212

MUNICIPAL BONDS — 1.4%
Bay Area Toll Authority, California Toll Bridge Revenue Bond, BABs	Aa3	6.263%	04/01/49	2,890	4,100,650
City of Chicago IL O’Hare International Airport Revenue	A2	6.395%	01/01/40	2,970	3,871,098
Colorado Bridge Enterprise, Revenue Bond, Senior Taxable, Series A, BABs	Aa3	6.078%	12/01/40	1,000	1,301,110

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Curators University of Missouri, Taxable Syetem Facilities Revenue Bonds, BABs	Aa1	5.792%	11/01/41	$400	$520,088
Los Angeles California Department, Water & Power Revenue, Series A, BABs	Aa3	5.716%	07/01/39	1,475	1,865,639
Los Angeles California Department, Water & Power Revenue, Series D, BABs	Aa3	6.574%	07/01/45	750	1,089,870
Maryland State Transportation Authority, Facilities Project, Revenue Bonds, BABs	Aa3	5.888%	07/01/43	2,200	2,964,830
New Jersey State Turnpike Authority, BABs	A3	7.102%	01/01/41	1,750	2,514,015
New Jersey State Turnpike Authority, Revenue Bonds, Series F, BABs	A3	7.414%	01/01/40	1,075	1,600,073
New York City Transitional Finance Authority, Future Tax Secured Bonds, BABs	Aa1	5.767%	08/01/36	1,320	1,669,853
Ohio State University, General Receipts Bonds, Series A	Aa1	4.800%	06/01/2111	2,275	2,612,724
Pennsylvania Turnpike Commission, Revenue Bonds, Series B, BABs	Aa3	5.511%	12/01/45	1,280	1,534,477
Port Authority of New York & New Jersey	Aa2	4.458%	10/01/62	1,940	1,940,000
President and Fellows of Harvard College, Sr. Notes	Aaa	4.875%	10/15/40	2,010	2,543,072
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, BABs	Aa1	4.839%	01/01/41	2,500	3,006,250
State of California, Taxable, Var. Purp., GO, BABs	A1	7.500%	04/01/34	3,170	4,227,417
State of Illinois, Taxable, GO	A2	4.421%	01/01/15	1,480	1,570,517

TOTAL MUNICIPAL BONDS (cost $36,267,529)					38,931,683

NON-CORPORATE FOREIGN AGENCIES — 2.2%
Export Credit Bank of Turkey (Turkey), Unsec’d. Notes, 144A.	Ba1	5.375%	11/04/16	4,770	5,115,825
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	4.950%	05/23/16	3,325	3,520,410
Gazprom OAO Via Gaz Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	9.250%	04/23/19	2,468	3,214,570
IPIC GMTN Ltd. (Cayman Islands), Gtd. Notes, MTN, 144A	Aa3	5.500%	03/01/22	790	884,800
KazMunayGas National Co. (Kyrgyzstan), Gtd. Notes, MTN, 144A	Baa3	9.125%	07/02/18	3,145	4,070,385
KazMunayGas National Co. (Kyrgyzstan), Sr. Unsec’d. Notes, MTN, 144A	Baa3	11.750%	01/23/15	1,000	1,206,430
Korea Development Bank (The) (South Korea), Sr. Unsec’d. Notes	Aa3	3.875%	05/04/17	2,995	3,258,806
Korea Gas Corp. (South Korea), Sr. Unsec’d. Notes, RegS	A1	4.250%	11/02/20	3,000	3,281,451
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, 144A(a)	A1	3.000%	09/19/22	4,830	4,794,161
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	A1	4.750%	07/13/21	2,600	2,951,528
Korea Hydro & Nuclear Power Co. Ltd. (South Korea), Sr. Unsec’d. Notes, RegS	A1	6.250%	06/17/14	3,566	3,855,124
Majapahit Holding BV (Indonesia), Gtd. Notes, RegS	Baa3	7.750%	10/17/16	1,000	1,185,000
Majapahit Holding BV (Netherlands), Gtd. Notes, 144A	Baa3	7.750%	10/17/16	1,600	1,896,000
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.375%	01/27/21	3,000	3,380,313
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	4.875%	01/24/22	2,485	2,808,050

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
NON-CORPORATE FOREIGN AGENCIES (Continued)
Petroleos Mexicanos (Mexico), Gtd. Notes	Baa1	5.500%	01/21/21		$3,000	$3,517,500
Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes, RegS	Ba2	7.390%	12/02/24		1,500	2,077,500
State Bank of India (India), Sr. Unsec’d. Notes, 144A	Baa2	4.125%	08/01/17		1,000	1,022,945
State Bank of India (India), Sr. Unsec’d. Notes, MTN, RegS	Baa2	4.500%	11/30/15	EUR	1,800	2,376,699
Statoil ASA (Norway), Gtd. Notes	Aa2	4.250%	11/23/41		1,475	1,631,205
VTB Bank OJSC Via VTB Capital SA (Luxembourg), Sr. Unsec’d. Notes, 144A	Baa1	6.875%	05/29/18		3,305	3,557,172

TOTAL NON-CORPORATE FOREIGN AGENCIES (cost $57,701,147)						59,605,874

SOVEREIGNS — 3.8%
Belgium Government International Bond (Belgium), Sr. Unsec’d. Notes, MTN	NR	2.750%	03/05/15		2,500	2,604,100
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	4.875%	01/22/21		4,400	5,258,000
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	Baa2	7.375%	02/03/15	EUR	1,200	1,768,588
Czech Republic International Bond (Czech Republic), Sr. Unsec’d. Notes, MTN	A1	4.500%	11/05/14	EUR	500	693,477
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	4.875%	05/05/21		3,000	3,435,000
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	6.750%	03/10/14		2,000	2,142,500
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes, RegS	Baa3	7.250%	04/20/15		1,400	1,592,500
Indonesia Government International Bond (Indonesia), Unsec’d. Notes, 144A	Baa3	3.750%	04/25/22		4,950	5,234,625
Ireland Government Bond (Ireland)	Ba1	4.500%	04/18/20	EUR	2,425	2,997,828
Ireland Government Bond (Ireland), Sr. Unsub. Notes	Ba1	4.400%	06/18/19	EUR	1,140	1,424,700
Italy Buoni Poliennali Del Tesoro (Italy)	Baa2	4.750%	05/01/17	EUR	2,835	3,765,302
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	NR	4.375%	06/15/13		500	508,750
Italy Government International Bond (Italy), Sr. Unsec’d. Notes	Baa2	4.500%	06/08/15	JPY	120,000	1,578,114
Italy Government International Bond (Italy), Sr. Unsec’d. Notes, RegS	Baa2	3.450%	03/24/17	JPY	55,000	686,613
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes	Baa1	5.375%	06/10/13	EUR	1,820	2,411,293
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN(a)	Baa1	3.625%	03/15/22		3,800	4,143,900
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.250%	06/16/15	EUR	1,200	1,673,906
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.250%	07/14/17	EUR	2,800	3,988,537
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	5.500%	02/17/20	EUR	1,960	3,012,110
Mexico Government International Bond (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	6.750%	02/06/24	GBP	1,000	1,943,902
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes, RegS	Baa2	7.500%	10/14/14	EUR	4,490	6,506,975
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	Ba2	6.250%	03/15/16	EUR	700	1,002,981
Poland Government International Bond (Poland), Sr. Unsec’d. Notes	A2	3.000%	03/17/23		4,870	4,785,749

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
SOVEREIGNS (Continued)
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.100%	04/15/37	EUR	535	$375,582
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes	Ba3	4.750%	06/14/19	EUR	3,435	3,545,883
Republic of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	3.625%	11/02/15	EUR	775	1,070,209
Republic of Korea (South Korea), Sr. Unsec’d. Notes	Aa3	7.125%	04/16/19		$6,100	7,925,205
Russian Foreign Bond - Eurobond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	3.250%	04/04/17		7,200	7,576,416
South Africa Government Bond (South Africa)	Baa1	6.500%	02/28/41	ZAR	26,040	2,563,305
South Africa Government International Bond (South Africa)	Baa1	5.250%	05/16/13	EUR	2,845	3,754,678
South Africa Government International Bond (South Africa), Unsec’d. Notes, MTN	Baa1	4.500%	04/05/16	EUR	1,500	2,105,875
Spain Government Bond (Spain)	Baa3	4.250%	10/31/16	EUR	2,605	3,284,286
Spain Government Bond (Spain), Sr. Unsub. Notes	Baa3	4.700%	07/30/41	EUR	465	449,201
Spain Government Bond (Spain), Sr. Unsub. Notes	Baa3	5.850%	01/31/22	EUR	1,750	2,228,957
Spain Government International Bond (Spain), Sr. Unsec’d. Notes, MTN	Baa3	3.625%	06/17/13		3,600	3,594,240

TOTAL SOVEREIGNS (cost $98,285,530)						101,633,287

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.7%
Federal Home Loan Mortgage Corp.(a)		1.000%	07/28/17		8,665	8,778,780
Federal Home Loan Mortgage Corp.		1.250%	08/01/19		12,320	12,349,469
Federal Home Loan Mortgage Corp.		1.250%	10/02/19		15,730	15,697,439
Federal Home Loan Mortgage Corp.		2.375%	01/13/22		5,160	5,413,046
Federal National Mortgage Association		1.250%	01/30/17		3,430	3,520,984

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $45,420,649)						45,759,718

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES — 29.9%
Federal Home Loan Mortgage Corp.		3.000%	TBA		6,000	6,322,500
Federal Home Loan Mortgage Corp.		3.500%	TBA		25,000	26,734,375
Federal Home Loan Mortgage Corp.		3.500%	TBA		5,500	5,897,031
Federal Home Loan Mortgage Corp.		3.500%	09/01/42		2,000	2,151,719
Federal Home Loan Mortgage Corp.		4.000%	11/01/40		8,109	8,880,032
Federal Home Loan Mortgage Corp.		4.500%	07/01/41		11,917	13,073,017
Federal National Mortgage Association		2.500%	TBA		110,000	115,362,500
Federal National Mortgage Association		3.000%	TBA		196,500	206,908,359
Federal National Mortgage Association		3.000%	05/01/27		1,991	2,131,299
Federal National Mortgage Association		3.500%	TBA		17,500	18,612,891
Federal National Mortgage Association		3.500%	TBA		15,000	16,047,656
Federal National Mortgage Association		3.500%	04/01/26-09/01/42		58,971	63,249,248
Federal National Mortgage Association		4.000%	TBA		45,000	48,431,252
Federal National Mortgage Association		4.500%	05/01/39-12/01/40		23,374	25,965,686
Federal National Mortgage Association		5.000%	TBA		20,000	21,806,249
Federal National Mortgage Association		5.500%	TBA		25,000	27,394,531
Government National Mortgage Association		3.000%	TBA		100,000	106,796,870
Government National Mortgage Association		3.500%	TBA		1,000	1,095,781
Government National Mortgage Association		4.000%	TBA		14,000	15,408,750
Government National Mortgage Association		4.000%	TBA		12,500	13,753,906
Government National Mortgage Association		4.000%	TBA		9,000	9,922,500

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Association		4.000%		10/20/40-02/20/41	$8,599	$9,494,630
Government National Mortgage Association		4.500%		05/20/40-02/20/41	42,825	47,515,820

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES (cost $807,038,296)						812,956,602

U.S. TREASURY OBLIGATIONS — 15.9%
U.S. Treasury Bonds		3.000%		05/15/42	370	383,644
U.S. Treasury Bonds		6.250%		08/15/23	9,265	13,444,386
U.S. Treasury Bonds		11.250%		02/15/15	14,635	18,426,372
U.S. Treasury Notes		0.250%		03/31/14	34,405	34,415,734
U.S. Treasury Notes(a)		0.625%		08/31/17	21,390	21,403,369
U.S. Treasury Notes		0.625%		09/30/17	45,420	45,412,914
U.S. Treasury Notes		1.000%		08/31/16	2,330	2,379,512
U.S. Treasury Notes		1.000%		09/30/19	1,700	1,693,625
U.S. Treasury Notes		2.375%		06/30/18	1,565	1,704,872
U.S. Treasury Notes		2.500%		06/30/17	16,470	17,945,860
U.S. Treasury Notes		2.625%		04/30/16	40,000	43,171,880
U.S. Treasury Notes		3.000%		09/30/16	31,100	34,222,160
U.S. Treasury Notes		3.125%		01/31/17	24,640	27,388,888
U.S. Treasury Notes		4.125%		05/15/15	2,885	3,172,825
U.S. Treasury Notes		4.250%		11/15/17	20,705	24,446,456
U.S. Treasury Notes		4.500%		11/15/15	10,510	11,865,622
U.S. Treasury Notes(k)		4.500%		05/15/17	20,900	24,650,568
U.S. Treasury Notes		4.750%		05/15/14	31,000	33,268,084
U.S. Treasury Strips Coupon		2.210%	(n)	02/15/25	19,235	14,632,045
U.S. Treasury Strips Coupon		2.280%	(n)	08/15/25	18,940	14,119,278
U.S. Treasury Strips Coupon(a)		2.760%	(n)	05/15/26	27,000	19,545,273
U.S. Treasury Strips Coupon		2.950%	(n)	05/15/27	26,500	18,442,357
U.S. Treasury Strips Principal		0.280%	(s)	02/15/15	5,000	4,965,920

TOTAL U.S. TREASURY OBLIGATIONS (cost $427,507,375)						431,101,644

TOTAL LONG-TERM INVESTMENTS (cost $2,609,869,917)						2,689,454,378

					Shares
SHORT-TERM INVESTMENT — 34.2%

AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $929,462,349; includes $156,803,311 of cash collateral received for securities on loan) (b)(w)					929,462,349	929,462,349

TOTAL INVESTMENTS — 133.2% (cost $3,539,332,266)						3,618,916,727
Liabilities in excess of other assets(x) — (33.2)%						(901,118,338)

NET ASSETS — 100.0%						$2,717,798,389

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
ABS	Asset-Backed Security
AUD	Australian Dollar

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

BABs	Build America Bonds
BRL	Brazilian Real
BZDIOVER	Brazil Cetip Interbank Deposit Overnight Rate
BTP	Buoni del Tesoro Poliennali — Long Term Italian fixed-rate Treasury Bonds and Notes
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CMBS	Commercial Mortgage-Backed Security
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
GBP	British Pound
GO	General Obligation
INR	Indian Rupee
IO	Interest Only
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MBNA	Maryland Bank National Association
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
NR	Not Rated by Moody’s or Standard & Poors
NOK	Norwegian Krone
NZD	New Zealand Dollar
NZDBBR	New Zealand Bank Bill Rate
PEN	Peruvian Nuevo Sol
PIK	Pay-In-Kind
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $152,871,518; cash collateral of $156,803,311 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s Rating.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $16,739,939. The aggregate value of $17,477,899 is approximately 0.6% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(h)	Represents security, or a portion thereof, segregated as collateral for swap agreements.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(n)	Rate shown reflects the effective yield at September 30, 2012.
(s)	Represents zero coupon bond. Rate quoted represents effective yield at September 30, 2012.
(u)	New issue security. Variable rate in effect upon settlement.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation(1)
Long Positions:
708	2 Year U.S. Treasury Notes	Dec. 2012	$ 156,032,373	$ 156,136,125	$103,752
692	5 Year U.S. Treasury Notes	Dec. 2012	86,034,909	86,245,906	210,997
52	10 Year U.S. Treasury Notes	Dec. 2012	6,939,398	6,941,188	1,790
37	Euro-BOBL	Dec. 2012	5,936,961	5,976,162	39,201
14	Euro-BTP Italian Government Bond	Dec. 2012	1,789,567	1,896,219	106,652
19	Euro-BUND	Dec. 2012	3,427,420	3,461,449	34,029
413	U.S. Long Bond	Dec. 2012	61,391,148	61,691,875	300,727
4	U.S. Long Bond	Mar. 2013	580,884	592,000	11,116

					808,264

Short Position:
205	U.S. Long Bond	Dec. 2012	33,912,664	33,869,844	42,820

					$851,084

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 01/23/13	JPMorgan Chase Bank	AUD	1,842	$ 1,901,400	$ 1,892,228	$ (9,172)
Expiring 01/23/13	Morgan Stanley Capital Services	AUD	1,041	1,083,100	1,069,365	(13,735)
Expiring 01/23/13	UBS AG	AUD	2,085	2,157,800	2,141,966	(15,834)
Brazilian Real,
Expiring 10/17/12	Citibank N.A.	BRL	2,135	1,049,700	1,050,572	872
Expiring 10/17/12	Citibank N.A.	BRL	2,126	1,038,900	1,046,153	7,253
Expiring 10/17/12	Citibank N.A.	BRL	2,125	1,036,600	1,045,367	8,767
Expiring 10/17/12	Citibank N.A.	BRL	2,070	1,011,740	1,018,778	7,038
Expiring 10/17/12	Citibank N.A.	BRL	1,418	700,500	697,635	(2,865)
Expiring 11/26/12	UBS AG	BRL	5,161	2,483,261	2,527,979	44,718
British Pound,
Expiring 01/25/13	JPMorgan Chase Bank	GBP	1,234	1,997,749	1,991,881	(5,868)
Canadian Dollar,
Expiring 01/22/13	JPMorgan Chase Bank	CAD	4,842	4,957,932	4,912,308	(45,624)
Expiring 01/22/13	Morgan Stanley Capital Services	CAD	1,186	1,211,400	1,203,347	(8,053)
Chilean Peso,
Expiring 11/19/12	Citibank N.A.	CLP	1,721,514	3,537,115	3,600,128	63,013
Expiring 11/19/12	Citibank N.A.	CLP	255,985	539,200	535,331	(3,869)
Chinese Yuan Renminbi,
Expiring 10/29/12	Morgan Stanley Capital Services	CNY	36,426	5,749,000	5,779,406	30,406
Expiring 03/12/13	UBS AG	CNY	22,836	3,580,400	3,585,127	4,727
Expiring 03/20/13	UBS AG	CNY	24,469	3,865,300	3,839,223	(26,077)
Czech Koruna,
Expiring 01/24/13	Citibank N.A.	CZK	62,782	3,278,138	3,211,549	(66,589)
Expiring 01/24/13	Citibank N.A.	CZK	28,146	1,474,000	1,439,790	(34,210)
Expiring 01/24/13	Citibank N.A.	CZK	20,616	1,083,100	1,054,588	(28,512)
Euro,
Expiring 01/25/13	UBS AG	EUR	2,176	2,829,239	2,799,444	(29,795)
Indian Rupee,
Expiring 01/07/13	Citibank N.A.	INR	98,546	1,891,300	1,833,786	(57,514)
Expiring 01/07/13	Citibank N.A.	INR	69,011	1,284,400	1,284,180	(220)
Expiring 01/07/13	Citibank N.A.	INR	49,065	920,800	913,018	(7,782)
Expiring 01/07/13	Citibank N.A.	INR	29,480	557,600	548,581	(9,019)
Expiring 01/07/13	UBS AG	INR	58,970	1,083,800	1,097,329	13,529
Japanese Yen,
Expiring 01/25/13	Citibank N.A.	JPY	21,052	271,000	270,106	(894)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Malaysian Ringgit,
Expiring 12/10/12	UBS AG	MYR	3,243	$ 1,035,800	$ 1,055,409	$ 19,609
Expiring 12/10/12	UBS AG	MYR	3,242	1,047,500	1,055,176	7,676
Expiring 12/10/12	UBS AG	MYR	3,133	989,000	1,019,729	30,729
Expiring 12/10/12	UBS AG	MYR	2,933	918,200	954,649	36,449
Expiring 12/10/12	UBS AG	MYR	2,901	914,000	944,332	30,332
Expiring 12/10/12	UBS AG	MYR	2,552	820,700	830,440	9,740
Expiring 12/10/12	UBS AG	MYR	1,980	631,200	644,259	13,059
Mexican Peso,
Expiring 01/22/13	Citibank N.A.	MXN	78,237	6,032,195	6,009,332	(22,863)
Expiring 01/22/13	Citibank N.A.	MXN	110	8,402	8,421	19
Expiring 01/22/13	JPMorgan Chase Bank	MXN	36,985	2,844,000	2,840,815	(3,185)
New Zealand Dollar,
Expiring 01/23/13	UBS AG	NZD	3,754	3,081,443	3,087,220	5,777
Norwegian Krone,
Expiring 01/24/13	Barclays Bank PLC	NOK	30,521	5,302,447	5,304,369	1,922
Expiring 01/24/13	Barclays Bank PLC	NOK	9,110	1,580,100	1,583,232	3,132
Expiring 01/24/13	Barclays Bank PLC	NOK	6,017	1,042,988	1,045,740	2,752
Peruvian Nuevo Sol,
Expiring 12/06/12	Citibank N.A.	PEN	6,384	2,433,092	2,446,643	13,551
Philippine Peso,
Expiring 10/03/12	UBS AG	PHP	58,066	1,352,900	1,391,895	38,995
Expiring 10/03/12	UBS AG	PHP	41,586	979,300	996,846	17,546
Expiring 11/05/12	UBS AG	PHP	134,874	3,190,014	3,230,750	40,736
Expiring 11/05/12	UBS AG	PHP	61,326	1,474,000	1,468,990	(5,010)
Expiring 11/05/12	UBS AG	PHP	61,048	1,451,100	1,462,331	11,231
Expiring 11/05/12	UBS AG	PHP	43,676	1,045,500	1,046,204	704
Expiring 11/05/12	UBS AG	PHP	43,242	1,025,900	1,035,806	9,906
Expiring 11/05/12	UBS AG	PHP	26,391	629,700	632,175	2,475
Polish Zloty,
Expiring 01/24/13	Citibank N.A.	PLN	3,480	1,083,100	1,072,406	(10,694)
Expiring 01/24/13	JPMorgan Chase Bank	PLN	4,747	1,474,000	1,462,726	(11,274)
Expiring 01/24/13	UBS AG	PLN	9,671	3,004,644	2,980,047	(24,597)
Russian Ruble,
Expiring 10/17/12	Citibank N.A.	RUB	33,259	1,026,500	1,063,178	36,678
Expiring 10/26/12	Citibank N.A.	RUB	34,385	1,036,600	1,097,560	60,960
Expiring 10/26/12	Citibank N.A.	RUB	34,021	1,036,600	1,085,946	49,346
Expiring 10/26/12	Citibank N.A.	RUB	33,849	1,051,800	1,080,450	28,650
Expiring 10/26/12	Citibank N.A.	RUB	33,608	1,048,600	1,072,745	24,145
Expiring 10/26/12	Citibank N.A.	RUB	26,816	840,300	855,947	15,647
Expiring 10/26/12	Citibank N.A.	RUB	20,485	629,700	653,867	24,167
Expiring 12/27/12	Citibank N.A.	RUB	46,061	1,384,600	1,453,460	68,860
Expiring 03/25/13	Citibank N.A.	RUB	68,949	2,166,300	2,146,825	(19,475)
Expiring 03/25/13	Citibank N.A.	RUB	43,442	1,358,200	1,352,629	(5,571)
Expiring 03/25/13	Citibank N.A.	RUB	42,999	1,347,900	1,338,846	(9,054)
Singapore Dollar,
Expiring 01/23/13	JPMorgan Chase Bank	SGD	5,266	4,296,537	4,291,234	(5,303)
Expiring 01/23/13	Morgan Stanley Capital Services	SGD	3,425	2,800,000	2,790,757	(9,243)
South African Rand,
Expiring 01/30/13	Citibank N.A.	ZAR	11,222	1,347,900	1,325,377	(22,523)
Expiring 01/30/13	JPMorgan Chase Bank	ZAR	9,027	1,078,300	1,066,224	(12,076)
South Korean Won,
Expiring 10/17/12	Citibank N.A.	KRW	1,073,772	935,953	965,236	29,283
Expiring 10/17/12	UBS AG	KRW	1,661,039	1,454,500	1,493,143	38,643
Expiring 10/17/12	UBS AG	KRW	1,182,983	1,045,500	1,063,409	17,909
Expiring 10/17/12	UBS AG	KRW	1,173,803	1,026,500	1,055,156	28,656
Expiring 10/17/12	UBS AG	KRW	1,170,454	1,035,800	1,052,146	16,346
Swedish Krona,
Expiring 01/24/13	Barclays Bank PLC	SEK	30,614	4,652,114	4,644,847	(7,267)
Expiring 01/24/13	Citibank N.A.	SEK	6,802	1,037,102	1,031,975	(5,127)
Expiring 01/24/13	UBS AG	SEK	9,720	1,474,000	1,474,734	734

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Taiwan Dollar,
Expiring 11/05/12	UBS AG	TWD	31,187	$1,045,500	$1,063,987	$18,487
Expiring 03/12/13	UBS AG	TWD	43,464	1,477,600	1,484,734	7,134
Expiring 03/12/13	UBS AG	TWD	18,682	636,600	638,195	1,595
Thai Baht,
Expiring 11/30/12	UBS AG	THB	45,475	1,474,000	1,470,740	(3,260)
Expiring 11/30/12	UBS AG	THB	41,627	1,306,800	1,346,270	39,470
Expiring 11/30/12	UBS AG	THB	32,271	1,013,200	1,043,701	30,501
Expiring 11/30/12	UBS AG	THB	29,681	933,700	959,917	26,217
Expiring 11/30/12	UBS AG	THB	25,671	820,700	830,255	9,555
Turkish Lira,
Expiring 01/30/13	Citibank N.A.	TRY	1,967	1,078,900	1,075,929	(2,971)
Expiring 01/30/13	Goldman Sachs International	TRY	4,401	2,414,199	2,407,199	(7,000)
Expiring 01/30/13	Morgan Stanley Capital Services	TRY	2,688	1,474,000	1,470,449	(3,551)

				$146,752,204	$147,246,174	$493,970

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 01/23/13	JPMorgan Chase Bank	AUD	1,854	$1,899,300	$1,904,417	$(5,117)
Brazilian Real,
Expiring 10/17/12	Citibank N.A.	BRL	9,874	4,775,815	4,858,504	(82,689)
Expiring 11/26/12	Citibank N.A.	BRL	2,995	1,446,900	1,466,932	(20,032)
Expiring 11/26/12	Citibank N.A.	BRL	2,166	1,035,800	1,061,047	(25,247)
British Pound,
Expiring 01/25/13	Citibank N.A.	GBP	1,890	3,053,755	3,050,103	3,652
Expiring 01/25/13	Citibank N.A.	GBP	1,260	2,043,562	2,034,693	8,869
Canadian Dollar,
Expiring 01/22/13	Citibank N.A.	CAD	1,878	1,901,400	1,904,735	(3,335)
Chinese Yuan Renminbi,
Expiring 10/29/12	Morgan Stanley Capital Services	CNY	36,426	5,742,203	5,779,406	(37,203)
Expiring 03/20/13	UBS AG	CNY	24,469	3,825,118	3,839,223	(14,105)
Czech Koruna,
Expiring 01/24/13	Barclays Bank PLC	CZK	28,829	1,510,500	1,474,721	35,779
Expiring 01/24/13	UBS AG	CZK	83,287	4,313,200	4,260,497	52,703
Euro,
Expiring 01/25/13	Citibank N.A.	EUR	28,750	37,153,567	36,993,667	159,900
Expiring 01/25/13	Citibank N.A.	EUR	1,786	2,309,778	2,297,953	11,825
Expiring 01/25/13	JPMorgan Chase Bank	EUR	2,644	3,452,100	3,402,272	49,828
Expiring 01/25/13	Morgan Stanley Capital Services	EUR	2,068	2,688,834	2,661,335	27,499
Expiring 05/16/13	Citibank N.A.	EUR	2,176	2,830,483	2,802,855	27,628
Expiring 05/16/13	Citibank N.A.	EUR	1,050	1,367,625	1,352,716	14,909
Indian Rupee,
Expiring 01/07/13	Citibank N.A.	INR	49,278	925,400	916,976	8,424
Expiring 01/07/13	Morgan Stanley Capital Services	INR	157,248	2,994,629	2,926,132	68,497
Expiring 01/07/13	Morgan Stanley Capital Services	INR	98,546	1,857,960	1,833,786	24,174
Malaysian Ringgit,
Expiring 12/10/12	UBS AG	MYR	4,009	1,297,500	1,304,665	(7,165)
Expiring 12/10/12	UBS AG	MYR	3,051	946,900	993,117	(46,217)

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)

Norwegian Krone,
Expiring 01/24/13	JPMorgan Chase Bank	NOK	6,229	$1,081,300	$1,082,517	$(1,217)
Philippine Peso,
Expiring 10/03/12	UBS AG	PHP	99,652	2,267,663	2,388,742	(121,079)
Expiring 11/05/12	UBS AG	PHP	80,127	1,892,700	1,919,363	(26,663)
Expiring 11/05/12	UBS AG	PHP	26,542	631,200	635,783	(4,583)
Expiring 11/05/12	UBS AG	PHP	26,180	619,139	627,120	(7,981)
Polish Zloty,
Expiring 01/24/13	Citibank N.A.	PLN	11,757	3,587,900	3,622,767	(34,867)
Expiring 01/24/13	Citibank N.A.	PLN	4,868	1,510,500	1,500,021	10,479
Russian Ruble,
Expiring 10/17/12	Citibank N.A.	RUB	20,291	621,900	648,634	(26,734)
Expiring 10/17/12	Citibank N.A.	RUB	12,968	412,149	414,544	(2,395)
Expiring 10/26/12	Citibank N.A.	RUB	46,806	1,503,800	1,494,025	9,775
Expiring 10/26/12	Citibank N.A.	RUB	46,783	1,446,900	1,493,286	(46,386)
Expiring 10/26/12	Citibank N.A.	RUB	37,497	1,165,000	1,196,882	(31,882)
Expiring 10/26/12	Citibank N.A.	RUB	30,147	956,802	962,295	(5,493)
Expiring 10/26/12	Citibank N.A.	RUB	20,295	647,300	647,824	(524)
Expiring 10/26/12	JPMorgan Chase Bank	RUB	1,635	51,163	52,202	(1,039)
Expiring 12/27/12	Citibank N.A.	RUB	46,061	1,361,115	1,453,460	(92,345)
Singapore Dollar,
Expiring 01/23/13	JPMorgan Chase Bank	SGD	2,004	1,626,200	1,633,231	(7,031)
South African Rand,
Expiring 01/30/13	Goldman Sachs International	ZAR	19,981	2,385,989	2,359,937	26,052
Expiring 01/30/13	JPMorgan Chase Bank	ZAR	22,822	2,715,700	2,695,457	20,243
South Korean Won,
Expiring 10/17/12	UBS AG	KRW	1,701,890	1,513,800	1,529,864	(16,064)
Expiring 10/17/12	UBS AG	KRW	1,435,716	1,259,400	1,290,595	(31,195)
Expiring 10/17/12	UBS AG	KRW	716,195	634,700	643,803	(9,103)
Swedish Krona,
Expiring 01/24/13	UBS AG	SEK	12,617	1,897,300	1,914,223	(16,923)
Taiwan Dollar,
Expiring 11/05/12	UBS AG	TWD	31,187	1,039,575	1,063,987	(24,412)

				$122,201,524	$122,390,314	$(188,790)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange rate contracts risk exposure as of September 30, 2012.

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

	Over-the-counter swap agreements:
	$80,685	11/30/16	0.913%	3 month LIBOR(2)	$(1,015,232)	$ —	$(1,015,232)	JPMorgan Chase Bank
	13,535	01/12/17	1.201%	3 month LIBOR(2)	(349,874)	—	(349,874)	JPMorgan Chase Bank
	13,535	01/26/17	1.227%	3 month LIBOR(1)	359,858	—	359,858	JPMorgan Chase Bank
	5,850	10/02/19	1.189%	3 month LIBOR(2)	441	—	441	Bank of Nova Scotia
	5,160	01/13/22	1.660%	3 month LIBOR(2)	(37,127)	—	(37,127)	Citibank N.A.
	19,800	08/15/28	2.367%	3 month LIBOR(2)	(187,152)	—	(187,152)	JPMorgan Chase Bank
BRL	12,519	01/01/17	0.000%	1 day BZDIOVER(1)	71,724	—	71,724	Barclays Bank PLC
MXN	39,700	02/18/22	6.600%	28 day Mexican interbank rate(1)	198,885	—	198,885	Barclays Bank PLC
MXN	43,200	04/15/22	6.380%	28 day Mexican interbank rate(1)	156,467	—	156,467	JPMorgan Chase Bank
MXN	64,200	05/25/22	6.370%	28 day Mexican interbank rate(1)	230,968	—	230,968	Morgan Stanley Capital Services
NZD	3,000	10/25/16	4.000%	3 month NZDBBR(1)	128,340	—	128,340	Citibank N.A.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(3)	Counterparty

	Over-the-counter swap agreements (cont’d.)
NZD	3,000	11/11/16	3.760%	3 month NZDBBR(1)	$102,664	$—	$102,664	Citibank N.A.
NZD	3,300	03/26/17	3.810%	3 month NZDBBR(1)	90,564	—	90,564	HSBC Bank USA, N.A.
NZD	1,970	09/25/22	3.790%	3 month NZDBBR(1)	15,753	—	15,753	Citibank N.A.

					$(233,721)	$—	$(233,721)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
(3)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2012:

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)	Counterparty

Over-the-counter credit default swaps on credit indices - Buy Protection(1):
ITRAXX.EUR.18.V1	12/20/17	1.000%	EUR	42,000	947,403	851,337	96,066	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#		Fair Value(5)	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)	Counterparty

Over-the-counter credit default swaps on credit indices - Sell Protection(2):
CDX.NA.IG.18.V1	06/20/17	5.000%		$13,860	$107,819	$(1,081,850)	$1,189,669	Citibank N.A.

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)(3)#	Implied Credit Spread at September 30, 2012(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation(6)	Counterparty

Over-the-counter credit default swaps on sovereign issues - Sell Protection(2):
Kingdom of Netherlands	03/20/13	0.250%	$9,000	0.112%	$6,644	$ (43,053)	$ 49,697	Morgan Stanley Capital Services
Republic of Austria	03/20/13	1.000%	9,000	0.102%	41,545	(40,580)	82,125	Morgan Stanley Capital Services
Republic of France	03/20/13	0.250%	9,000	0.257%	393	(96,191)	96,584	Morgan Stanley Capital Services

					$48,582	$(179,824)	$228,406

The Portfolio entered into credit default swaps as the protection seller on credit indices and sovereign issues to take an active short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	The fair value of credit default swap agreements on credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occuring as defined under the terms of the agreement.

(6)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of September 30, 2012.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

Currency swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(10)	Counterparty

Over-the-counter swap agreements:
EUR 1,500	10/02/14	0.000%	3 month LIBOR(1)	$(15,367)	$—	$(15,367)	Credit Suisse International
EUR 1,210	09/26/15	(0.080%)	3 month LIBOR(2)	(11,062)	—	(11,062)	Citibank N.A.
EUR 1,600	09/27/15	0.080%	3 month LIBOR(3)	(9,094)	—	(9,094)	HSBC Bank USA, N.A.
EUR 2,180	07/14/17	4.250%	3 month LIBOR(4)	(457,395)	(227,068)	(230,327)	Citibank N.A.
EUR 220	07/14/17	4.250%	3 month LIBOR(5)	(47,495)	(25,141)	(22,354)	Citibank N.A.
EUR 1,900	09/28/17	(0.165%)	3 month LIBOR(6)	(43,243)	—	(43,243)	HSBC Bank USA, N.A.
JPY 100,000	06/08/15	4.500%	3 month LIBOR(7)	5,579,389	(73,635)	5,653,024	Citibank N.A.
JPY 20,000	06/08/15	4.500%	3 month LIBOR(8)	761,441	(10,063)	771,504	Citibank N.A.
JPY 55,000	03/24/17	3.450%	3 month LIBOR(9)	(337,442)	4,501	(341,943)	Citibank N.A.

				$5,419,732	$(331,406)	$5,751,138

(1) The Portfolio pays a fixed rate based on a notional amount of EUR 1,500,000. The Portfolio receives a floating rate based on a notional amount of $1,927,500.

(2) The Portfolio pays a fixed rate based on a notional amount of EUR 1,210,000. The Portfolio receives a floating rate based on a notional amount of $1,562,231.

(3) The Portfolio pays a fixed rate based on a notional amount of EUR 1,600,000. The Portfolio receives a floating rate based on a notional amount of $2,071,520.

(4) The Portfolio pays a fixed rate based on a notional amount of EUR 2,180,000. The Portfolio receives a floating rate based on a notional amount of $2,658,292.

(5) The Portfolio pays a fixed rate based on a notional amount of EUR 220,000. The Portfolio receives a floating rate based on a notional amount of $269,038.

(6) The Portfolio pays a fixed rate based on a notional amount of EUR 1,900,000. The Portfolio receives a floating rate based on a notional amount of $2,443,400.

(7) The Portfolio pays a fixed rate based on a notional amount of JPY 100,000,000. The Portfolio receives a floating rate based on a notional amount of $1,284,027.

(8) The Portfolio pays a fixed rate based on a notional amount of JPY 20,000,000. The Portfolio receives a floating rate based on a notional amount of $255,951.

(9) The Portfolio pays a fixed rate based on a notional amount of JPY 55,000,000. The Portfolio receives a floating rate based on a notional amount of $706,305.

(10) The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST PRUDENTIAL CORE BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Non-Residential Mortgage-Backed Securities	$—	$106,927,407	$11,776,480
Residential Mortgage-Backed Securities	—	100,603,016	—
Bank Loans	—	47,862,130	4,369,321
Commercial Mortgage-Backed Securities	—	255,730,004	—
Corporate Bonds	—	668,601,465	3,595,747
Municipal Bonds	—	38,931,683	—
Non-Corporate Foreign Agencies	—	59,605,874	—
Sovereigns	—	101,633,287	—
U.S. Government Agency Obligations	—	45,759,718	—
U.S. Government Mortgage-Backed Securities	—	812,956,602	—
U.S. Treasury Obligations	—	431,101,644	—
Affiliated Money Market Mutual Fund	929,462,349	—	—
Other Financial Instruments*
Futures Contracts	851,084	—	—
Forward Foreign Currency Contracts	—	305,180	—
Interest Rate Swaps	—	(233,721)	—
Credit Default Swaps	—	1,514,141	—
Currency Swaps	—	5,751,138	—

Total	$930,313,433	$2,677,049,568	$19,741,548

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QMA US EQUITY ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 124.7%
COMMON STOCKS
Aerospace & Defense — 1.9%
Alliant Techsystems, Inc.	20,900	$1,047,299
Esterline Technologies Corp.*	7,600	426,664
General Dynamics Corp.	29,100	1,924,092
Honeywell International, Inc.	7,000	418,250
Huntington Ingalls Industries, Inc.*	17,600	740,080
L-3 Communications Holdings, Inc.	3,100	222,301
Northrop Grumman Corp.	33,000	2,192,190

		6,970,876

Air Freight & Logistics — 0.5%
FedEx Corp.	17,900	1,514,698
United Parcel Service, Inc. (Class B Stock)	5,600	400,792

		1,915,490

Airlines — 0.2%
Delta Air Lines, Inc.*	62,700	574,332

Auto Components — 1.0%
Delphi Automotive PLC (United Kingdom)*	64,100	1,987,100
Federal-Mogul Corp.*	31,700	290,055
Lear Corp.	32,400	1,224,396

		3,501,551

Automobiles — 1.0%
Ford Motor Co.	205,500	2,026,230
Harley-Davidson, Inc.	16,100	682,157
Thor Industries, Inc.	24,600	893,472

		3,601,859

Beverages — 1.3%
Coca-Cola Co. (The)	45,400	1,722,022
Coca-Cola Enterprises, Inc.	35,500	1,110,085
Dr. Pepper Snapple Group, Inc.	22,900	1,019,737
PepsiCo, Inc.	14,500	1,026,165

		4,878,009

Biotechnology — 3.3%
Acorda Therapeutics, Inc.*	9,900	253,539
Alexion Pharmaceuticals, Inc.*	12,200	1,395,680
Amgen, Inc.	17,700	1,492,464
Biogen Idec, Inc.*	17,300	2,581,679
Celgene Corp.*	36,000	2,750,400
Genomic Health, Inc.*	4,500	156,105
Myriad Genetics, Inc.*	39,600	1,068,804
United Therapeutics Corp.*	39,900	2,229,612

		11,928,283

Building Products — 0.9%
Fortune Brands Home & Security, Inc.*	56,900	1,536,869
Lennox International, Inc.	33,500	1,620,060
Universal Forest Products, Inc.	2,500	103,850

		3,260,779

Capital Markets — 2.1%
BlackRock, Inc.	10,200	1,818,660
Franklin Resources, Inc.	4,000	500,280
Goldman Sachs Group, Inc. (The)	29,000	3,296,720
Jefferies Group, Inc.	70,700	967,883
Morgan Stanley	36,600	612,684
Raymond James Financial, Inc.	12,700	465,455

		7,661,682

	Shares	Value
COMMON STOCKS (Continued)
Chemicals — 2.7%
Celanese Corp. (Class A Stock)	17,700	$671,007
CF Industries Holdings, Inc.	11,000	2,444,640
Chemtura Corp.*	12,700	218,694
Eastman Chemical Co.	29,900	1,704,599
Koppers Holdings, Inc.	10,500	366,765
LSB Industries, Inc.*	20,800	912,496
LyondellBasell Industries NV (Netherlands)
(Class A Stock)	5,100	263,466
Monsanto Co.	11,600	1,055,832
Schulman, (A.), Inc.	2,100	50,022
Sherwin-Williams Co. (The)	14,400	2,144,304
Stepan Co.	500	48,060

		9,879,885

Commercial Banks — 4.0%
BB&T Corp.	22,200	736,152
BOK Financial Corp.	800	47,280
CapitalSource, Inc.	17,100	129,618
CIT Group, Inc.*	26,500	1,043,835
East West Bancorp, Inc.	8,600	181,632
Fifth Third Bancorp	107,100	1,661,121
First Niagara Financial Group, Inc.	9,000	72,810
Huntington Bancshares, Inc.	222,600	1,535,940
KeyCorp	220,900	1,930,666
PNC Financial Services Group, Inc.	14,700	927,570
Regions Financial Corp.	127,300	917,833
Sterling Financial Corp.	2,700	60,129
U.S. Bancorp	46,000	1,577,800
Wells Fargo & Co.	111,201	3,839,771

		14,662,157

Commercial Services & Supplies — 0.4%
Brink’s Co. (The)	10,300	264,607
Copart, Inc.*	32,400	898,452
Mine Safety Appliances Co.	1,500	55,905
Team, Inc.*	1,800	57,330

		1,276,294

Communications Equipment — 2.9%
Brocade Communications Systems, Inc.*	129,700	767,176
Cisco Systems, Inc.	221,500	4,228,435
F5 Networks, Inc.*	16,600	1,738,020
Ixia*	5,100	81,957
QUALCOMM, Inc.	62,000	3,874,380

		10,689,968

Computers & Peripherals — 5.3%
Apple, Inc.	19,300	12,878,118
Dell, Inc.	145,400	1,433,644
EMC Corp.*	94,400	2,574,288
Hewlett-Packard Co.	146,100	2,492,466

		19,378,516

Construction & Engineering — 0.9%
Chicago Bridge & Iron Co. NV (Netherlands)	18,500	704,665
KBR, Inc.	48,400	1,443,288
URS Corp.	35,100	1,239,381

		3,387,334

Construction Materials — 0.1%
Eagle Materials, Inc.	10,800	499,608

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Consumer Finance — 0.8%
Discover Financial Services	18,100	$719,113
Nelnet, Inc. (Class A Stock)	22,100	524,654
SLM Corp.	105,300	1,655,316

		2,899,083

Containers & Packaging — 0.5%
Greif, Inc. (Class A Stock)	6,000	265,080
Owens-Illinois, Inc.*	89,900	1,686,524

		1,951,604

Distributors — 0.3%
Core-Mark Holding Co., Inc.	800	38,488
Genuine Parts Co.	16,500	1,006,995

		1,045,483

Diversified Consumer Services — 0.2%
Apollo Group, Inc. (Class A Stock)*	23,700	688,485

Diversified Financial Services — 2.7%
Bank of America Corp.	37,646	332,414
Citigroup, Inc.	113,640	3,718,301
JPMorgan Chase & Co.	128,376	5,196,660
NASDAQ OMX Group, Inc. (The)	29,600	689,532

		9,936,907

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	154,100	5,809,570
Verizon Communications, Inc.	108,200	4,930,674

		10,740,244

Electric Utilities — 1.7%
Duke Energy Corp.	28,100	1,820,880
El Paso Electric Co.	16,700	571,975
Entergy Corp.	19,100	1,323,630
Exelon Corp.	4,100	145,878
NV Energy, Inc.	55,100	992,351
OGE Energy Corp.	3,900	216,294
PPL Corp.	13,900	403,795
Southern Co. (The)	15,200	700,568

		6,175,371

Electrical Equipment — 1.4%
Babcock & Wilcox Co. (The)*	38,400	978,048
Emerson Electric Co.	38,800	1,872,876
EnerSys, Inc.*	11,700	412,893
Hubbell, Inc. (Class B Stock)	10,300	831,622
Roper Industries, Inc.	9,100	999,999

		5,095,438

Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc.*	6,300	212,373
Avnet, Inc.*	42,900	1,247,961
Corning, Inc.	19,300	253,795
Dolby Laboratories, Inc. (Class A Stock)*	23,200	759,800
Ingram Micro, Inc. (Class A Stock)*	80,200	1,221,446
Power-One, Inc.*	25,300	141,680
Tech Data Corp.*	17,100	774,630

		4,611,685

Energy Equipment & Services — 2.1%
Atwood Oceanics, Inc.*	15,700	713,565
Ensco PLC (United Kingdom) (Class A Stock)	9,000	491,040

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Helix Energy Solutions Group, Inc.*	55,600	$1,015,812
Mitcham Industries, Inc.*	2,600	41,418
Oceaneering International, Inc.	33,500	1,850,875
Parker Drilling Co.*	20,500	86,715
Schlumberger Ltd. (Netherlands)	35,600	2,574,948
Tidewater, Inc.	7,100	344,563
Unit Corp.*	14,100	585,150

		7,704,086

Food & Staples Retailing — 2.7%
CVS Caremark Corp.	67,900	3,287,718
Kroger Co. (The)	94,000	2,212,760
Walgreen Co.	12,100	440,924
Wal-Mart Stores, Inc.	34,800	2,568,240
Whole Foods Market, Inc.	12,300	1,198,020

		9,707,662

Food Products — 2.3%
Archer-Daniels-Midland Co.	73,500	1,997,730
Bunge Ltd. (Bermuda)	32,800	2,199,240
ConAgra Foods, Inc.	15,000	413,850
Hormel Foods Corp.	9,300	271,932
Ingredion, Inc.	33,100	1,825,796
Smithfield Foods, Inc.*	2,000	39,300
Tyson Foods, Inc. (Class A Stock)	105,500	1,690,110

		8,437,958

Gas Utilities — 0.2%
UGI Corp.	18,500	587,375

Healthcare Equipment & Supplies — 2.3%
Boston Scientific Corp.*	26,000	149,240
C.R. Bard, Inc.	4,100	429,065
CareFusion Corp.*	22,700	644,453
Hill-Rom Holdings, Inc.	38,400	1,115,904
Intuitive Surgical, Inc.*	3,800	1,883,394
Masimo Corp.*	12,900	311,922
Medtronic, Inc.	38,700	1,668,744
Sirona Dental Systems, Inc.*	5,900	336,064
St. Jude Medical, Inc.	27,000	1,137,510
Stryker Corp.	3,200	178,112
Thoratec Corp.*	19,700	681,620

		8,536,028

Healthcare Providers & Services — 2.9%
Aetna, Inc.	55,000	2,178,000
CIGNA Corp.	7,800	367,926
Humana, Inc.	25,000	1,753,750
UnitedHealth Group, Inc.	57,800	3,202,698
Universal Health Services, Inc. (Class B Stock)	30,400	1,390,192
WellPoint, Inc.	31,700	1,838,917

		10,731,483

Healthcare Technology — 0.3%
Computer Programs & Systems, Inc.	7,400	411,070
MedAssets, Inc.*	11,400	202,920
Omnicell, Inc.*	8,500	118,150
Quality Systems, Inc.	18,500	343,175

		1,075,315

Hotels, Restaurants & Leisure — 1.8%
Biglari Holdings, Inc.*	500	182,530

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hotels, Restaurants & Leisure (cont’d.)
International Game Technology	49,300	$645,337
Interval Leisure Group, Inc.	7,100	134,403
McDonald’s Corp.	5,300	486,275
Panera Bread Co. (Class A Stock)*	12,700	2,170,303
Pinnacle Entertainment, Inc.*	25,700	314,825
Wyndham Worldwide Corp.	23,300	1,222,784
Yum! Brands, Inc.	22,800	1,512,552

		6,669,009

Household Durables — 1.4%
La-Z-Boy, Inc.*	11,100	162,393
NACCO Industries, Inc. (Class A Stock)	2,700	338,607
Tempur-Pedic International, Inc.*	28,700	857,843
Tupperware Brands Corp.	31,000	1,661,290
Whirlpool Corp.	23,100	1,915,221

		4,935,354

Household Products — 1.5%
Energizer Holdings, Inc.	1,700	126,837
Kimberly-Clark Corp.	7,200	617,616
Procter & Gamble Co. (The)	67,100	4,654,056

		5,398,509

Independent Power Producers & Energy Traders — 0.5%
AES Corp. (The)*	170,600	1,871,482

Industrial Conglomerates — 2.3%
3M Co.	9,700	896,474
General Electric Co.	325,370	7,389,153
Standex International Corp.	2,700	120,015

		8,405,642

Insurance — 3.7%
ACE Ltd. (Switzerland)	23,100	1,746,360
Allied World Assurance Co. Holdings AG
(Switzerland)	7,500	579,375
American Financial Group, Inc.	8,500	322,150
American International Group, Inc.*	64,400	2,111,676
Assurant, Inc.	35,500	1,324,150
Berkshire Hathaway, Inc. (Class B Stock)*	19,900	1,755,180
Chubb Corp. (The)	12,500	953,500
CNA Financial Corp.	3,200	85,760
Genworth Financial, Inc. (Class A Stock)*	94,600	494,758
HCC Insurance Holdings, Inc.	13,000	440,570
Loews Corp.	1,900	78,394
ProAssurance Corp.	3,500	316,540
Symetra Financial Corp.	43,000	528,900
Unum Group	60,400	1,160,888
XL Group PLC (Ireland)	63,500	1,525,905

		13,424,106

Internet & Catalog Retail — 0.4%
HSN, Inc.	26,200	1,285,110
Shutterfly, Inc.*	5,600	174,272

		1,459,382

Internet Software & Services — 2.5%
Akamai Technologies, Inc.*	48,900	1,870,914
AOL, Inc.*	17,600	620,048
Dice Holdings, Inc.*	46,800	394,056
Google, Inc. (Class A Stock)*	4,900	3,697,050
IAC/InterActiveCorp.	28,600	1,488,916
United Online, Inc.	9,500	52,440

	Shares	Value
COMMON STOCKS (Continued)
Internet Software & Services (cont’d.)
Vocus, Inc.*	3,000	$60,180
Yahoo!, Inc.*	54,600	872,235

		9,055,839

IT Services — 3.4%
Accenture PLC (Ireland) (Class A Stock)	26,600	1,862,798
CoreLogic, Inc.*	62,300	1,652,819
DST Systems, Inc.	6,300	356,328
International Business Machines Corp.	21,700	4,501,665
Lender Processing Services, Inc.	47,000	1,310,830
SAIC, Inc.	66,200	797,048
Syntel, Inc.	4,600	287,086
Unisys Corp.*	14,900	310,218
Visa, Inc. (Class A Stock)	10,500	1,409,940

		12,488,732

Leisure Equipment & Products — 0.6%
Leapfrog Enterprises, Inc.*	20,200	182,204
Polaris Industries, Inc.	23,400	1,892,358

		2,074,562

Life Sciences Tools & Services — 0.8%
Charles River Laboratories International,
Inc.*	24,600	974,160
Life Technologies Corp.*	23,900	1,168,232
PerkinElmer, Inc.	17,300	509,831
Thermo Fisher Scientific, Inc.	5,500	323,565

		2,975,788

Machinery — 3.8%
AGCO Corp.*	41,900	1,989,412
American Railcar Industries, Inc.*	3,600	102,024
Crane Co.	2,700	107,811
Cummins, Inc.	22,400	2,065,504
Donaldson Co., Inc.	8,700	301,977
Dover Corp.	19,600	1,166,004
Harsco Corp.	7,200	147,816
Ingersoll-Rand PLC (Ireland)	36,300	1,626,966
Lincoln Electric Holdings, Inc.	22,400	874,720
Middleby Corp.*	1,400	161,896
Oshkosh Corp.*	53,700	1,472,991
Sauer-Danfoss, Inc.	3,000	120,630
Tennant Co.	2,600	111,332
Timken Co.	41,200	1,530,992
Titan International, Inc.	36,100	637,526
Toro Co. (The)	20,300	807,534
Valmont Industries, Inc.	3,100	407,650
Wabtec Corp.	4,000	321,160

		13,953,945

Marine
Matson, Inc.	4,700	98,277

Media — 3.5%
Arbitron, Inc.	3,800	144,020
Belo Corp. (Class A Stock)	28,600	223,938
Carmike Cinemas, Inc.*	11,600	130,500
CBS Corp. (Class B Stock)	8,900	323,337
Cinemark Holdings, Inc.	11,700	262,431
Comcast Corp. (Class A Stock)	95,100	3,401,727
DIRECTV*	49,500	2,596,770
Global Sources Ltd. (Bermuda)*	15,700	102,992
McGraw-Hill Cos., Inc. (The)	39,800	2,172,682

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Scripps Networks Interactive, Inc. (Class A Stock)	3,600	$220,428
Viacom, Inc. (Class B Stock)	13,900	744,901
Walt Disney Co. (The)	44,400	2,321,232

		12,644,958

Metals & Mining — 3.4%
Alcoa, Inc.	203,400	1,800,090
Coeur d’Alene Mines Corp.*	48,700	1,404,021
Commercial Metals Co.	12,200	161,040
Freeport-McMoRan Copper & Gold, Inc.	16,900	668,902
Metals USA Holdings Corp.*	9,300	124,341
Newmont Mining Corp.	45,900	2,570,859
Noranda Aluminum Holding Corp.	9,500	63,555
Reliance Steel & Aluminum Co.	28,700	1,502,445
Southern Copper Corp.	56,300	1,934,468
Walter Energy, Inc.	54,100	1,756,086
Worthington Industries, Inc.	20,600	446,196

		12,432,003

Multiline Retail — 1.9%
Dillard’s, Inc. (Class A Stock)	24,000	1,735,680
Dollar General Corp.*	5,100	262,854
Dollar Tree, Inc.*	40,600	1,959,965
Macy’s, Inc.	55,900	2,102,958
Target Corp.	12,000	761,640

		6,823,097

Multi-Utilities — 1.4%
Alliant Energy Corp.	12,300	533,697
Ameren Corp.	26,300	859,221
Dominion Resources, Inc.	25,500	1,349,970
PG&E Corp.	27,000	1,152,090
Public Service Enterprise Group, Inc.	32,400	1,042,632

		4,937,610

Oil, Gas & Consumable Fuels — 12.0%
Alon USA Energy, Inc.	6,100	83,570
Apache Corp.	26,600	2,300,102
Cabot Oil & Gas Corp.	45,500	2,042,950
Chevron Corp.	60,446	7,045,586
ConocoPhillips	53,600	3,064,848
Continental Resources, Inc.*	10,100	776,690
EOG Resources, Inc.	21,700	2,431,485
Exxon Mobil Corp.	102,500	9,373,625
Hess Corp.	42,100	2,261,612
Marathon Oil Corp.	17,200	508,604
Marathon Petroleum Corp.	40,550	2,213,624
Murphy Oil Corp.	32,900	1,766,401
Occidental Petroleum Corp.	10,800	929,448
OYO Geospace Corp.*	1,200	146,892
Phillips 66	35,900	1,664,683
Swift Energy Co.*	26,400	551,232
Tesoro Corp.	59,300	2,484,670
Valero Energy Corp.	34,800	1,102,464
Western Refining, Inc.	15,900	416,262
Williams Cos., Inc. (The)	68,600	2,398,942

		43,563,690

Paper & Forest Products — 0.3%
Domtar Corp.	5,700	446,253

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Schweitzer-Mauduit International, Inc.	15,200	$501,448

		947,701

Personal Products — 0.1%
Nu Skin Enterprises, Inc. (Class A Stock)	5,400	209,682
USANA Health Sciences, Inc.*	3,100	144,057

		353,739

Pharmaceuticals — 5.2%
Abbott Laboratories	66,200	4,538,672
Eli Lilly & Co.	62,200	2,948,902
Endo Health Solutions, Inc.*	22,000	697,840
Johnson & Johnson	37,100	2,556,561
Merck & Co., Inc.	32,400	1,461,240
Pfizer, Inc.	236,005	5,864,724
Warner Chilcott PLC (Ireland) (Class A Stock)	20,300	274,050
Watson Pharmaceuticals, Inc.*	5,500	468,380

		18,810,369

Professional Services — 0.5%
Equifax, Inc.	33,000	1,537,140
Exponent, Inc.*	1,900	108,471
Kforce, Inc.*	5,600	66,024
Navigant Consulting, Inc.*	5,700	62,985

		1,774,620

Real Estate Investment Trusts — 3.7%
AG Mortgage Investment Trust, Inc.	3,100	74,803
American Capital Agency Corp.	41,500	1,435,485
American Tower Corp.	32,600	2,327,314
Ashford Hospitality Trust, Inc.	20,200	169,680
Camden Property Trust	1,400	90,286
Chatham Lodging Trust	4,200	58,296
CommonWealth REIT	52,825	769,132
Corporate Office Properties Trust	14,600	349,962
DiamondRock Hospitality Co.	77,300	744,399
Franklin Street Properties Corp. (Class C Stock)	21,100	233,577
General Growth Properties, Inc.	73,500	1,431,780
HCP, Inc., REIT	27,100	1,205,408
Hospitality Properties Trust	58,100	1,381,618
Inland Real Estate Corp.	79,200	653,400
Investors Real Estate Trust	17,900	148,033
Piedmont Office Realty Trust, Inc. (Class A Stock)	35,700	619,038
Resource Capital Corp.	35,700	209,916
RLJ Lodging Trust	13,200	249,612
Simon Property Group, Inc., REIT	1,800	273,258
Vornado Realty Trust	11,400	923,970
Winthrop Realty Trust	27,100	292,138

		13,641,105

Real Estate Management & Development — 0.6%
CBRE Group, Inc. (Class A Stock)*	16,500	303,765
Forestar Group, Inc.*	2,800	46,648
Jones Lang LaSalle, Inc.	22,200	1,694,970

		2,045,383

Road & Rail — 1.7%
CSX Corp.	81,700	1,695,275
Norfolk Southern Corp.	31,000	1,972,530

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Road & Rail (cont’d.)
Union Pacific Corp.	19,900	$2,362,130

		6,029,935

Semiconductors & Semiconductor Equipment — 2.5%
Inphi Corp.*	14,600	155,636
Intel Corp.	161,980	3,673,706
Kulicke & Soffa Industries, Inc.*	28,300	294,320
LSI Corp.*	245,200	1,694,332
Marvell Technology Group Ltd. (Bermuda)	46,500	425,475
NVIDIA Corp.*	136,200	1,816,908
ON Semiconductor Corp.*	66,100	407,837
Silicon Image, Inc.*	31,200	143,208
Silicon Laboratories, Inc.*	16,200	595,512

		9,206,934

Software — 5.0%
Activision Blizzard, Inc.	70,700	797,496
Adobe Systems, Inc.*	2,800	90,888
AVG Technologies NV (Netherlands)	10,600	101,760
Citrix Systems, Inc.*	7,000	535,990
CommVault Systems, Inc.*	7,300	428,510
Intuit, Inc.	38,100	2,243,328
Microsoft Corp.	184,900	5,506,322
Oracle Corp.	154,100	4,852,609
SolarWinds, Inc.*	24,200	1,348,908
Symantec Corp.*	53,300	959,400
Verint Systems, Inc.*	3,200	87,808
VMware, Inc. (Class A Stock)*	11,900	1,151,206

		18,104,225

Specialty Retail — 3.9%
Ascena Retail Group, Inc.*	55,900	1,199,055
Bed Bath & Beyond, Inc.*	5,000	315,000
Best Buy Co., Inc.	57,900	995,301
Body Central Corp.*	23,300	243,485
Express, Inc.*	9,200	136,344
Finish Line, Inc. (The) (Class A Stock)	20,000	454,800
Foot Locker, Inc.	22,400	795,200
Gap, Inc. (The)	58,500	2,093,130
Home Depot, Inc. (The)	34,700	2,094,839
PetSmart, Inc.	14,800	1,020,904
Pier 1 Imports, Inc.	11,300	211,762
Ross Stores, Inc.	32,000	2,067,200
Shoe Carnival, Inc.	3,650	85,884
TJX Cos., Inc. (The)	57,400	2,570,946

		14,283,850

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s, Inc.*	4,200	226,128
Coach, Inc.	29,600	1,658,192
Crocs, Inc.*	23,900	387,419
True Religion Apparel, Inc.	35,500	757,215
Vera Bradley, Inc.*	9,700	231,345

		3,260,299

Tobacco — 0.9%
Altria Group, Inc.	36,800	1,228,752
Lorillard, Inc.	3,700	430,865
Philip Morris International, Inc.	18,950	1,704,363

		3,363,980

	Shares	Value
COMMON STOCKS (Continued)
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	12,300	$509,589
DXP Enterprises, Inc.*	11,500	549,355

		1,058,944

Water Utilities — 0.5%
American Water Works Co., Inc.	48,300	1,789,998

Wireless Telecommunication Services — 0.6%
MetroPCS Communications, Inc.*	167,300	1,959,083
Sprint Nextel Corp.*	18,500	102,120

		2,061,203

TOTAL LONG-TERM INVESTMENTS (cost $414,185,180)		453,935,100

SHORT-TERM INVESTMENTS — 3.5%
AFFILIATED MONEY MARKET MUTUAL FUND — 3.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $12,178,507)(w)	12,178,507	12,178,507

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION(k)(n) — 0.2%
U.S. Treasury Bills (cost $699,844)
0.180%	12/20/12	$700	699,872

TOTAL SHORT-TERM INVESTMENTS (cost $12,878,351)			12,878,379

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT — 128.2% (cost $427,063,531)			466,813,479

	Shares
SECURITIES SOLD SHORT — (28.3)%
COMMON STOCKS
Aerospace & Defense — (0.2)%
Rockwell Collins, Inc.	4,800	(257,472)
Spirit Aerosystems Holdings, Inc. (Class A Stock)*	24,900	(553,029)

		(810,501)

Airlines — (0.1)%
Copa Holdings SA (Panama)	4,900	(398,223)

Auto Components — (0.5)%
Gentex Corp.	71,000	(1,207,710)
Visteon Corp.*	10,900	(484,614)

		(1,692,324)

Biotechnology — (1.1)%
Ariad Pharmaceuticals, Inc.*	50,900	(1,233,052)
Onyx Pharmaceuticals, Inc.*	12,300	(1,039,350)
Regeneron Pharmaceuticals, Inc.*	11,000	(1,679,260)

		(3,951,662)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Building Products — (0.5)%
Owens Corning*	49,300	$(1,649,578)

Capital Markets — (0.2)%
Janus Capital Group, Inc.	42,400	(400,256)
Lazard Ltd. (Bermuda)	8,800	(257,224)

		(657,480)

Chemicals — (1.0)%
Ecolab, Inc.	22,300	(1,445,263)
Intrepid Potash, Inc.*	44,300	(951,564)
Sensient Technologies Corp.	20,600	(757,256)
Sigma-Aldrich Corp.	7,600	(546,972)

		(3,701,055)

Commercial Banks — (1.3)%
City National Corp.	8,000	(412,080)
Cullen/Frost Bankers, Inc.	27,800	(1,596,554)
First Horizon National Corp.	176,100	(1,695,843)
Signature Bank*	4,800	(321,984)
TCF Financial Corp.	71,000	(847,740)

		(4,874,201)

Commercial Services & Supplies — (0.3)%
Covanta Holding Corp.	8,800	(151,008)
Waste Connections, Inc.	27,000	(816,750)

		(967,758)

Communications Equipment — (0.7)%
Acme Packet, Inc.*	64,000	(1,094,400)
Ciena Corp.*	82,500	(1,122,000)
JDS Uniphase Corp.*	15,900	(196,922)

		(2,413,322)

Computers & Peripherals — (0.5)%
SanDisk Corp.*	41,500	(1,802,345)

Containers & Packaging — (0.1)%
Aptargroup, Inc.	7,000	(361,970)

Distributors — (0.2)%
LKQ Corp.*	41,800	(773,300)

Diversified Consumer Services — (0.3)%
DeVry, Inc.	18,700	(425,612)
Matthews International Corp. (Class A Stock)	16,500	(492,030)

		(917,642)

Diversified Financial Services
CBOE Holdings, Inc.	5,700	(167,694)

Electric Utilities — (0.1)%
Hawaiian Electric Industries, Inc.	13,400	(352,554)

Electrical Equipment — (0.1)%
Regal-Beloit Corp.	3,700	(260,776)

Electronic Equipment, Instruments & Components — (0.3)%
Itron, Inc.*	4,400	(189,860)
National Instruments Corp.	33,000	(830,610)
Vishay Precision Group, Inc.*	8,500	(118,830)

		(1,139,300)

Energy Equipment & Services — (0.9)%
Cameron International Corp.*	29,900	(1,676,493)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
FMC Technologies, Inc.*	29,800	$(1,379,740)
Patterson-UTI Energy, Inc.	19,600	(310,464)

		(3,366,697)

Gas Utilities — (0.2)%
ONEOK, Inc.	18,500	(893,735)

Healthcare Equipment & Supplies — (0.1)%
Edwards Lifesciences Corp.*	3,100	(332,847)

Healthcare Providers & Services — (1.7)%
Brookdale Senior Living, Inc.*	83,500	(1,938,870)
Catamaran Corp.*	9,400	(920,918)
Health Management Associates, Inc. (Class A Stock)*	83,200	(698,048)
Mednax, Inc.*	21,400	(1,593,230)
VCA Antech, Inc.*	29,700	(585,981)
WellCare Health Plans, Inc.*	6,500	(367,575)

		(6,104,622)

Hotels, Restaurants & Leisure — (0.6)%
Hyatt Hotels Corp. (Class A Stock)*	30,100	(1,208,515)
Marriott Vacations Worldwide Corp.*	5,800	(208,916)
Wynn Resorts Ltd.	5,500	(634,920)

		(2,052,351)

Household Durables — (0.3)%
Lennar Corp. (Class A Stock)	20,700	(719,739)
MDC Holdings, Inc.	8,800	(338,888)

		(1,058,627)

Insurance — (0.8)%
Cincinnati Financial Corp.	2,400	(90,936)
Hartford Financial Services Group, Inc. (The)	80,200	(1,559,088)
Progressive Corp. (The)	57,200	(1,186,328)

		(2,836,352)

Internet & Catalog Retail — (0.1)%
Netflix, Inc.*	9,100	(495,404)

Internet Software & Services — (0.7)%
Equinix, Inc.*	2,900	(597,545)
Rackspace Hosting, Inc.*	27,300	(1,804,257)

		(2,401,802)

IT Services — (0.5)%
Computer Sciences Corp.	9,800	(315,658)
FleetCor Technologies, Inc.*	5,700	(255,360)
VeriFone Systems, Inc.*	45,900	(1,278,315)

		(1,849,333)

Machinery — (2.6)%
Caterpillar, Inc.	1,500	(129,060)
Colfax Corp.*	44,900	(1,646,483)
Eaton Corp.	22,100	(1,044,446)
Flowserve Corp.	3,800	(485,412)
Joy Global, Inc.	29,900	(1,676,194)
Manitowoc Co., Inc. (The)	42,700	(569,618)
Navistar International Corp.*	23,200	(489,288)
PACCAR, Inc.	23,200	(928,580)
Pall Corp.	27,000	(1,714,230)

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Machinery (cont’d.)
Stanley Black & Decker, Inc.	11,800	$(899,750)

		(9,583,061)

Marine — (0.1)%
Kirby Corp.*	6,400	(353,792)

Media — (0.7)%
DreamWorks Animation SKG, Inc. (Class A Stock)*	53,900	(1,036,497)
Virgin Media, Inc.	46,000	(1,354,240)

		(2,390,737)

Metals & Mining — (2.0)%
Allied Nevada Gold Corp.*	52,600	(2,054,556)
Carpenter Technology Corp.	37,400	(1,956,768)
Compass Minerals International, Inc.	4,400	(328,196)
Royal Gold, Inc.	16,800	(1,677,648)
Titanium Metals Corp.	112,500	(1,443,375)

		(7,460,543)

Multiline Retail — (0.4)%
J.C. Penney Co., Inc.	58,200	(1,413,678)

Multi-Utilities — (0.6)%
Integrys Energy Group, Inc.	33,100	(1,727,820)
NiSource, Inc.	15,000	(382,200)

		(2,110,020)

Oil, Gas & Consumable Fuels — (2.5)%
Alpha Natural Resources, Inc.*	174,800	(1,148,436)
Arch Coal, Inc.	92,400	(584,892)
Chesapeake Energy Corp.	7,700	(145,299)
Cimarex Energy Co.	16,000	(936,800)
Comstock Resources, Inc.*	47,900	(880,402)
CONSOL Energy, Inc.	20,400	(613,020)
Kinder Morgan, Inc.	37,400	(1,328,448)
Kosmos Energy Ltd. (Bermuda)*	25,600	(291,584)
Range Resources Corp.	21,400	(1,495,218)
SM Energy Co.	33,200	(1,796,452)

		(9,220,551)

Professional Services — (0.1)%
FTI Consulting, Inc.*	10,600	(282,808)

Real Estate Investment Trusts — (0.9)%
Douglas Emmett, Inc.	6,100	(140,727)
Kilroy Realty Corp.	10,000	(447,800)
Plum Creek Timber Co., Inc.	36,500	(1,600,160)
Regency Centers Corp.	16,000	(779,680)
Weingarten Realty Investors	16,000	(449,760)

		(3,418,127)

Real Estate Management & Development — (0.1)%
Forest City Enterprises, Inc. (Class A Stock)*	13,900	(220,315)
Howard Hughes Corp. (The)*	4,400	(312,620)

		(532,935)

Road & Rail — (0.2)%
Kansas City Southern	10,400	(788,112)

Semiconductors & Semiconductor Equipment — (1.2)%
Atmel Corp.*	263,400	(1,385,484)

	Shares	Value
SECURITIES SOLD SHORT (Continued)
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment (cont’d.)
International Rectifier Corp.*	52,000	$(867,880)
Lam Research Corp.*	42,300	(1,344,506)
Micron Technology, Inc.*	99,700	(596,704)

		(4,194,574)

Software — (0.7)%
Concur Technologies, Inc.*	22,700	(1,673,671)
Nuance Communications, Inc.*	15,100	(375,839)
salesforce.com, Inc.*	4,200	(641,298)

		(2,690,808)

Specialty Retail — (0.9)%
Abercrombie & Fitch Co. (Class A Stock)	44,700	(1,516,224)
DSW, Inc. (Class A Stock)	25,900	(1,728,048)
GNC Holdings, Inc. (Class A Stock)	2,100	(81,837)

		(3,326,109)

Textiles, Apparel & Luxury Goods — (0.5)%
Under Armour, Inc. (Class A Stock)*	29,600	(1,652,568)

Thrifts & Mortgage Finance — (0.1)%
People’s United Financial, Inc.	22,500	(273,150)

Trading Companies & Distributors — (0.5)%
Air Lease Corp.*	22,300	(454,920)
United Rentals, Inc.*	46,200	(1,511,202)

		(1,966,122)

Water Utilities — (0.2)%
Aqua America, Inc.	34,600	(856,696)

Wireless Telecommunication Services — (0.6)%
SBA Communications Corp. (Class A Stock)*	33,900	(2,132,310)

TOTAL SECURITIES SOLD SHORT (proceeds received $103,566,877)		(102,930,156)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT — 99.9% (cost $323,496,654)		363,883,323
Other assets in excess of liabilities(x) — 0.1%		231,315

NET ASSETS — 100.0%		$364,114,638

AST QMA US EQUITY ALPHA PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

The following abbreviation is used in the Portfolio descriptions:
REIT	Real Estate Investment Trust
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Depreciation(1)
Long Positions:
163	S&P 500 E-Mini	Dec. 2012	$11,763,155	$11,688,730	$(74,425)
16	S&P Mid 400 E-Mini	Dec. 2012	1,609,021	1,578,400	(30,621)

					$(105,046)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$453,935,100	$—	$—
U.S. Treasury Obligation	—	699,872	—
Affiliated Money Market Mutual Fund	12,178,507	—	—
Short Sales – Common Stocks	(102,930,156)	—	—
Other Financial Instruments*
Futures	(105,046)	—	—

Total	$363,078,405	$699,872	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST QUANTITATIVE MODELING PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
AFFILIATED MUTUAL FUNDS
AST BlackRock Value Portfolio	470,296	$4,416,078
AST Federated Aggressive Growth Portfolio*	118,262	1,171,975
AST Goldman Sachs Concentrated Growth Portfolio	158,421	4,985,521
AST Goldman Sachs Large-Cap Value Portfolio	255,930	4,414,795
AST Goldman Sachs Mid-Cap Growth Portfolio	120,506	621,810
AST Goldman Sachs Small-Cap Value Portfolio	74,296	877,433
AST High Yield Portfolio	272,139	2,027,436
AST International Growth Portfolio	1,000,268	11,102,974
AST International Value Portfolio	763,065	11,018,661
AST Investment Grade Bond Portfolio	15,456	101,237
AST Jennison Large-Cap Growth Portfolio*	880,474	12,493,929
AST Jennison Large-Cap Value Portfolio	717,983	8,802,477
AST Large-Cap Value Portfolio	639,768	8,803,209
AST Lord Abbett Core Fixed-Income Portfolio	473,893	5,421,335
AST Marsico Capital Growth Portfolio	575,022	12,483,731
AST MFS Growth Portfolio*	671,291	7,498,315
AST MFS Large-Cap Value Portfolio	433,490	4,417,264
AST Mid-Cap Value Portfolio	105,822	1,361,923
AST Money Market Portfolio	1,211,381	1,211,381
AST Neuberger Berman Core Bond Portfolio	341,857	3,616,843
AST Neuberger Berman Mid-Cap Growth Portfolio*	38,066	932,615
AST Parametric Emerging Markets Equity Portfolio	427,548	3,634,160
AST PIMCO Limited Maturity Bond Portfolio	108,568	1,143,222

	Shares	Value
AFFILIATED MUTUAL FUNDS (Continued)
AST PIMCO Total Return Bond Portfolio	874,338	$10,850,530
AST Prudential Core Bond Portfolio	842,672	9,041,869
AST Small-Cap Growth Portfolio*	79,011	1,775,375
AST Small-Cap Value Portfolio	143,619	2,060,933
AST T. Rowe Price Equity Income Portfolio	1,416,608	13,216,953
AST T. Rowe Price Large-Cap Growth Portfolio*	864,097	12,460,283
AST T. Rowe Price Natural Resources Portfolio	54,048	1,065,835
AST Western Asset Core Plus Bond Portfolio	679,858	7,233,687
AST Western Asset Emerging Markets Debt Portfolio	128,119	1,300,406

TOTAL AFFILIATED MUTUAL FUNDS (cost $162,715,885)(w)		171,564,195

SHORT-TERM INVESTMENT — 1.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $2,037,670)(w)	2,037,670	2,037,670

TOTAL INVESTMENTS — 100.8% (cost $164,753,555)		173,601,865
Liabilities in excess of other assets — (0.8)%		(1,435,903)

NET ASSETS — 100.0%		$172,165,962

*	Non-income producing security.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.

Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$173,601,865	$—	$—

Total	$173,601,865	$—	$—

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 82.2%
COMMON STOCKS — 24.7%
Australia — 1.0%
Adelaide Brighton Ltd.	144,321	$449,347
ALS Ltd.	49,038	434,725
AMP Ltd.	329,439	1,471,866
Atlas Iron Ltd.	1,423,025	2,058,987
Ausdrill Ltd.	21,625	64,649
Australia & New Zealand Banking Group Ltd.	173,744	4,440,138
BHP Billiton Ltd.	34,264	1,170,762
Bradken Ltd.	27,429	157,483
Breville Group Ltd.	38,821	226,574
Cabcharge Australia Ltd.	28,230	159,560
Cardno Ltd.	36,695	275,866
Charter Hall Group, REIT	49,125	146,052
Coca-Cola Amatil Ltd.	115,786	1,625,566
Crown Ltd.	24,413	229,583
Emeco Holdings Ltd.	93,955	70,909
Envestra Ltd.	119,141	111,536
Fleetwood Corp. Ltd.	15,509	162,739
Flight Centre Ltd.	6,226	151,209
Forge Group Ltd.	22,308	90,750
GrainCorp Ltd.	54,890	510,537
Grange Resources Ltd.	207,969	56,721
GUD Holdings Ltd.	7,334	62,260
iiNET Ltd.	23,490	89,610
Iluka Resources Ltd.	47,585	486,411
Imdex Ltd.	46,058	78,083
Incitec Pivot Ltd.	35,029	107,560
IOOF Holdings Ltd.	33,228	196,513
Iress Ltd.	25,355	194,932
JB Hi-Fi Ltd.(a)	12,174	114,016
Leighton Holdings Ltd.	38,885	665,320
M2 Telecommunications Group Ltd.	50,300	180,289
Macmahon Holdings Ltd.	206,784	58,742
Mermaid Marine Australia Ltd..	30,041	96,328
Metcash Ltd.	83,111	304,273
Mineral Resources Ltd.	44,558	352,737
Monadelphous Group Ltd.	29,163	593,137
Mount Gibson Iron Ltd.	157,784	121,829
Newcrest Mining Ltd.	170,924	5,138,169
NRW Holdings Ltd.	77,988	165,025
Platinum Asset Management Ltd.	23,042	84,476
Seven West Media Ltd.	52,267	61,369
Skilled Group Ltd.	48,257	128,942
SMS Management & Technology Ltd.	14,283	92,984
SP AusNet	256,633	278,221
Tatts Group Ltd.	138,619	388,126
Telstra Corp. Ltd.	438,736	1,778,635
TPG Telecom Ltd.	60,886	140,088
Woolworths Ltd.	39,540	1,177,383
Wotif.com Holdings Ltd.(a)	20,204	80,431

		27,281,448

Austria — 0.1%
AMAG Austria Metall AG	2,957	80,938
Erste Group Bank AG*	6,188	138,085
IMMOFINANZ AG	28,855	104,677
Lenzing AG	1,597	136,473
Oesterreichische Post AG	6,373	228,081
OMV AG	22,970	803,912
Raiffeisen Bank International AG	4,683	169,614

	Shares	Value
COMMON STOCKS (Continued)
Austria (cont’d.)
RHI AG	3,496	$92,928
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,564	235,951
Voestalpine AG	4,528	135,518

		2,126,177

Belgium — 0.2%
Ageas	6,062	145,361
Anheuser-Busch InBev NV	45,287	3,850,832
Barco NV	2,001	136,026
Belgacom SA	37,426	1,142,239
KBC Groep NV	11,049	265,086
Mobistar SA	11,493	362,581

		5,902,125

Bermuda — 0.1%
Catlin Group Ltd.	73,551	564,991
Hiscox Ltd.	25,950	203,654
Hongkong Land Holdings Ltd.	50,000	299,250

		1,067,895

Brazil — 0.1%
Cia Energetica de Minas Gerais, ADR	11,750	142,410
Eternit SA	19,500	94,266
MRV Engenharia e Participacoes SA	7,000	41,470
Petroleo Brasileiro SA, ADR	151,997	3,486,811

		3,764,957

Cambodia
NagaCorp Ltd.	292,000	163,626

Canada — 0.8%
Atco Ltd. (Class I Stock)	3,800	297,630
BCE, Inc.	3,300	145,179
Calfrac Well Services Ltd.	6,900	166,060
Canadian Oil Sands Ltd.	68,000	1,456,007
Canyon Services Group, Inc.	11,500	139,203
CML HealthCare, Inc.	33,400	302,370
Corus Entertainment, Inc. (Class B Stock)	11,900	276,831
Davis & Henderson Income Corp.	6,400	134,367
Dundee Corp.*	8,000	201,160
Empire Co. Ltd. (Class A Stock)	2,200	132,434
Ensign Energy Services, Inc.	20,000	307,192
Freehold Royalties Ltd.	12,700	255,266
Genworth MI Canada, Inc.	3,500	74,265
Great-West Lifeco, Inc.	21,800	495,827
Husky Energy, Inc.	46,600	1,252,336
Linamar Corp.	2,400	51,657
Manitoba Telecom Services, Inc.	7,300	250,610
Manulife Financial Corp.	41,300	497,818
Medical Facilities Corp.	4,800	70,211
Mullen Group Ltd.	10,000	237,005
Nevsun Resources Ltd.	35,700	167,406
Parkland Fuel Corp.	7,800	131,785
Power Corp. of Canada	37,400	909,226
Power Financial Corp.	22,300	576,384
Quebecor, Inc. (Class B Stock)	5,200	173,122
Research In Motion Ltd.*(a)	42,500	325,094
Rogers Communications, Inc. (Class B Stock)	33,200	1,344,075
Russel Metals, Inc.	7,900	221,145
Suncor Energy, Inc.	180,894	5,950,678

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Teck Resources Ltd. (Class B Stock)	28,500	$840,998
Toronto-Dominion Bank (The)	49,096	4,094,579
Transcontinental, Inc.	9,100	77,291
TransForce, Inc.	12,800	226,549
Trinidad Drilling Ltd.	16,500	114,968
Wajax Corp.	7,000	316,072

		22,212,800

Chile
Aguas Andinas SA	167,736	112,516
Sigdo Koppers SA	66,249	161,171

		273,687

China — 0.2%
Anta Sports Products Ltd.	267,000	204,164
China Automation Group Ltd.	102,000	20,549
China BlueChemical Ltd. (Class H Stock)	274,000	161,579
China Petroleum & Chemical Corp. (Class H Stock)	908,000	842,248
China Rare Earth Holdings Ltd.	330,000	72,836
CNOOC Ltd.	276,000	560,374
Dongyue Group	171,000	75,318
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	135,600	155,197
Haitian International Holdings Ltd.	129,000	145,524
Jiangsu Expressway Co. Ltd. (Class H Stock)	234,000	193,161
Kingsoft Corp. Ltd.	218,000	137,029
Minth Group Ltd.	86,000	90,376
Shenzhou International Group Holdings Ltd.	67,000	114,439
Shui On Land Ltd.	268,500	100,976
Sino-Ocean Land Holdings Ltd.	545,675	307,083
Travelsky Technology Ltd.	194,000	102,805
Xingda International Holdings Ltd.	181,000	56,686
Yangzijiang Shipbuilding Holdings Ltd.	882,000	700,410
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	266,000	400,610

		4,441,364

Colombia
Petrominerales Ltd.	27,500	222,663

Cyprus
ProSafe SE	36,971	305,118

Denmark — 0.1%
AP Moller - Maersk A/S (Class B Stock)	57	407,936
FLSmidth & Co. A/S	12,288	712,732
H. Lundbeck A/S	25,715	477,821
Pandora A/S	9,065	123,440
Royal Unibrew A/S	1,106	84,835

		1,806,764

Finland — 0.1%
Cargotec OYJ (Class B Stock)	5,924	139,692
Elisa Oyj	38,099	861,191
Huhtamaki OYJ	10,512	167,640
Metso OYJ	19,335	690,979
Orion Oyj (Class B Stock)	33,745	722,011
PKC Group OYJ	4,312	77,853
Ramirent OYJ	8,752	70,292
Sponda OYJ	24,042	98,556

	Shares	Value
COMMON STOCKS (Continued)
Finland (cont’d.)
Tieto Oyj	19,246	$332,399

		3,160,613

France — 2.1%
Alten Ltd.	3,444	110,156
AXA SA	64,111	954,852
BNP Paribas SA	94,714	4,500,917
Bouygues SA	14,998	366,190
Casino Guichard Perrachon SA	1,718	152,090
Christian Dior SA	8,122	1,089,641
Cie Generale des Etablissements Michelin (Class B Stock)	74,733	5,854,332
Cie Generale d’Optique Essilor International SA	43,502	4,073,596
CNP Assurances SA	46,010	601,007
Danone SA	22,370	1,377,248
Eiffage SA	7,128	233,942
Etablissements Maurel et Prom	15,306	226,980
Euler Hermes SA	2,431	160,790
Faurecia	15,441	255,670
GDF Suez	47,979	1,072,804
Imerys SA	2,846	166,990
Ipsen SA	4,857	118,401
L’Oreal SA	49,569	6,131,630
LVMH Moet Hennessy Louis Vuitton SA	26,446	3,976,178
M6-Metropole Television SA	25,857	352,876
Mercialys SA, REIT	22,503	464,270
Natixis	43,097	135,685
Neopost SA(a)	10,174	561,794
Plastic Omnium SA	5,802	144,495
Renault SA	4,957	232,632
Rexel SA	23,984	482,651
Safran SA	127,864	4,598,260
Saft Groupe SA	3,406	78,893
Sanofi	107,027	9,125,449
Schneider Electric SA	92,921	5,499,341
SEB SA	3,718	257,620
Societe Generale SA*	34,505	979,928
Total SA	61,360	3,043,635
Valeo SA	9,704	448,924
Vinci SA	16,110	686,173
Vivendi SA	54,886	1,070,313

		59,586,353

Germany — 1.2%
ADVA Optical Networking SE*	11,420	72,907
Allianz SE	4,427	526,737
Aurubis AG	6,759	393,894
Axel Springer AG	12,831	555,991
BASF SE	28,484	2,403,010
Bayer AG	3,418	293,537
Bayerische Motoren Werke AG	8,967	655,776
Bechtle AG	5,516	212,650
Bilfinger Berger Se	1,700	150,299
Commerzbank AG*	56,253	100,408
Continental AG	10,543	1,032,379
Daimler AG	92,644	4,484,099
Deutsche Bank AG	6,952	274,666
Deutsche Lufthansa AG	9,718	131,750
Drillisch AG	19,686	238,783
Duerr AG	3,779	251,697

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
E.ON AG	40,202	$953,931
Freenet AG	30,966	505,369
GEA Group AG	148,818	4,502,711
Hannover Rueckversicherung AG	10,073	643,656
Infineon Technologies AG	791,667	5,023,583
K+S AG	16,601	816,311
Kabel Deutschland Holding AG*	22,429	1,599,930
Leoni AG	5,953	222,306
Muenchener Rueckversicherungs- Gesellschaft AG	8,909	1,390,994
Pfeiffer Vacuum Technology AG	1,056	112,781
Rheinmetall AG	6,088	283,989
RWE AG	22,146	990,790
SMA Solar Technology AG(a)	5,752	201,163
Software AG	12,929	465,536
Suedzucker AG	6,944	245,839
Symrise AG	121,741	4,122,279

		33,859,751

Guernsey
UK Commercial Property Trust Ltd.	63,576	67,295

Hong Kong — 0.8%
AIA Group Ltd.	1,341,000	4,968,984
Bank of East Asia Ltd.	58,600	218,619
Champion, REIT	249,000	113,410
China Mobile Ltd.	201,000	2,228,268
CIMC Enric Holdings Ltd.	150,000	89,541
Citic Resources Holdings Ltd.*	232,000	31,201
City Telecom HK Ltd.	199,000	46,972
CSI Properties Ltd.	2,730,000	114,695
Emperor Watch & Jewellery Ltd.	1,020,000	109,510
First Pacific Co. Ltd.	494,000	534,214
Giordano International Ltd.	316,000	264,972
Glorious Property Holdings Ltd.*	1,100,000	166,643
Great Eagle Holdings Ltd.	56,097	170,323
Hang Seng Bank Ltd.	68,800	1,051,748
Henderson Land Development Co. Ltd.	87,000	623,047
Huabao International Holdings Ltd.	294,000	167,594
Hutchison Telecommunications Hong Kong Holdings Ltd.	186,000	82,079
Jardine Strategic Holdings Ltd.	167,000	5,664,640
K Wah International Holdings Ltd.	405,000	192,408
Kingboard Chemical Holdings Ltd.	51,000	121,709
Kowloon Development Co. Ltd.	113,000	129,608
Luk Fook Holdings International Ltd.	43,000	141,695
NetDragon Websoft, Inc.	91,000	102,051
New World China Land Ltd.	462,000	177,854
New World Development Ltd.	495,000	762,794
NWS Holdings Ltd.	115,000	184,333
Ports Design Ltd.	169,000	129,996
Qingling Motors Co. Ltd.	298,000	66,209
Real Nutriceutical Group Hkd	303,000	93,015
REXLot Holdings Ltd.	875,000	66,344
Shenzhen International Holdings Ltd.	1,185,000	80,723
Shenzhen Investment Ltd.	536,000	123,887
Shimao Property Holdings Ltd.	104,500	178,591
Singamas Container Holdings Ltd.	434,000	105,681
SinoMedia Holding Ltd.	85,000	35,692
SJM Holdings Ltd.	156,000	337,105
SmarTone Telecommunications Holding Ltd.	197,500	392,125
SUNeVision Holdings Ltd.	441,000	105,552

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
Swire Pacific Ltd. (Class A Stock)	66,000	$805,780
TCL Communication Technology Holdings Ltd.	210,000	75,764
TCL Multimedia Technology Holdings Ltd.	132,000	70,976
Tianneng Power International Ltd.	290,000	175,522
VTech Holdings Ltd.	40,200	491,576
Wharf Holdings Ltd. (The)	108,000	746,799
Wheelock & Co. Ltd.	125,000	537,023
Wing Hang Bank Ltd.	17,500	163,858
XTEP International Holdings	234,500	83,797

		23,324,927

Hungary
EGIS Pharmaceuticals PLC	2,028	160,864

Indonesia
Indo Tambangraya Megah Tbk PT	124,500	546,215
Panin Financial Tbk PT*	4,302,000	57,369
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	321,000	81,729
Telekomunikasi Indonesia Tbk PT	132,500	130,065

		815,378

Ireland — 0.2%
Bank of Ireland*	640,245	79,806
Beazley PLC	45,821	124,306
DCC PLC	9,316	268,641
Shire PLC	182,096	5,334,057
UBM PLC	14,398	162,982

		5,969,792

Isle of Man
Eros International PLC*	31,060	116,612
Playtech Ltd.	56,166	335,761

		452,373

Israel — 0.3%
Bank Hapoalim BM*	164,669	586,302
Bank Leumi Le-Israel BM*	236,903	662,095
Bezeq Israeli Telecommunication Corp. Ltd. (The)	855,725	993,759
Cellcom Israel Ltd.	21,165	181,777
Check Point Software Technologies Ltd.*(a)	102,205	4,922,193
Delek Group Ltd.	1,457	243,056
Israel Chemicals Ltd.	114,788	1,391,636
Israel Discount Bank Ltd. (Class A Stock)*	219,326	261,926

		9,242,744

Italy — 0.3%
Astaldi SpA	16,886	109,582
Atlantia SpA	73,089	1,134,590
Autostrada Torino-Milano SpA	14,517	131,518
Azimut Holding SpA	36,988	426,594
Banca Popolare di Milano Scarl*	160,677	84,429
Danieli & C Officine Meccaniche SpA	5,369	134,332
De’longhi SpA	12,149	142,070
Enel SpA	393,690	1,392,268
Eni SpA	100,388	2,195,641
Exor SpA	12,972	326,225
Fiat Industrial SpA	15,114	147,706
Geox SpA	34,448	91,014
Intesa Sanpaolo SpA	256,948	390,616
Lottomatica Group SpA	20,800	457,601

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Italy (cont’d.)
Mediobanca SpA	37,526	$200,510
Pirelli & C. SpA(a)	22,383	241,036
Recordati SpA	45,044	320,097
Societa Iniziative Autostradali e Servizi SpA	15,626	125,401
Terna Rete Elettrica Nazionale SpA	225,091	838,834
UniCredit SpA*	102,896	427,356

		9,317,420

Japan — 3.6%
Aeon Delight Co. Ltd.	8,700	191,649
Ai Holdings Corp.	30,600	198,345
Aica Kogyo Co. Ltd.	10,200	174,249
Ain Pharmaciez, Inc.	3,200	228,570
Alpen Co. Ltd.	3,600	67,711
Amada Co. Ltd.	34,000	148,565
Anritsu Corp.	8,000	103,964
AOKI Holdings, Inc.	7,100	153,685
Aoyama Trading Co. Ltd.	6,700	128,092
Aozora Bank Ltd.	154,000	470,931
Arcs Co. Ltd.	12,200	282,610
Arnest One Corp.	14,500	223,335
Asahi Diamond Industrial Co. Ltd.	22,200	248,926
Asahi Glass Co. Ltd.	50,000	332,621
Asahi Holdings, Inc.	6,900	115,803
Asahi Kasei Corp.	91,000	469,072
Astellas Pharma, Inc.	113,700	5,762,308
Autobacs Seven Co. Ltd.	2,600	117,721
Bank of Yokohama Ltd. (The)	92,000	437,483
Brother Industries Ltd.	23,000	213,030
Calsonic Kansei Corp.	34,000	130,949
Canon Electronics, Inc.	5,000	110,075
Canon, Inc.	17,500	561,710
Chiba Bank Ltd. (The)	59,000	342,980
Chiyoda Co. Ltd.	7,600	208,534
Chori Co. Ltd.	8,000	91,435
Chugoku Bank Ltd. (The)	18,000	253,606
Chugoku Marine Paints Ltd.	14,000	67,382
Cocokara Fine, Inc.	2,500	87,211
Create SD Holdings Co. Ltd.	4,700	133,006
Dai Nippon Printing Co. Ltd.	17,000	118,541
Daido Metal Co. Ltd.	11,000	81,012
Daihatsu Motor Co. Ltd.	75,000	1,249,621
Daiichikosho Co. Ltd.	5,600	134,546
Daikyo, Inc.	43,000	108,181
Daishi Bank Ltd. (The)	37,000	120,523
Daiwa House Industry Co. Ltd.(a)	11,000	159,389
Dena Co. Ltd.(a)	15,900	527,448
Doshisha Co. Ltd.	6,200	179,679
Dr. Ci:Labo Co. Ltd.	104	351,433
EPS Corp.	37	105,638
Exedy Corp.	13,300	264,042
FamilyMart Co. Ltd.	13,400	658,335
FANUC Corp.	29,000	4,667,793
FCC Co. Ltd.	11,600	186,327
Fuji Media Holdings, Inc.	95	155,416
Fuji Seal International, Inc.	2,700	55,888
FUJIFILM Holdings Corp.	19,800	331,620
Fukuoka Financial Group, Inc.	32,000	129,931
Gree, Inc.(a)	21,600	394,343
Gulliver International Co. Ltd.	2,620	74,767
Gunma Bank Ltd. (The)	53,000	269,153

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Hachijuni Bank Ltd. (The)	58,000	$321,571
Hajime Construction Co. Ltd.	5,000	177,166
Heiwa Corp.	16,700	280,155
Higo Bank Ltd. (The)	18,000	109,407
HIS Co. Ltd.	8,100	254,087
Hitachi Chemical Co. Ltd.	18,600	250,863
Hitachi High-Technologies Corp.	4,800	115,882
Hitachi Ltd.	27,000	149,934
Hogy Medical Co. Ltd.	6,700	358,883
Hokkoku Bank Ltd. (The)	30,000	114,136
Hokuto Corp.	5,100	107,854
Honda Motor Co. Ltd.	122,800	3,795,177
Hoya Corp.	28,200	618,656
Hyakugo Bank Ltd. (The)	23,000	103,530
INPEX Corp.	229	1,361,347
Isuzu Motors Ltd.	133,000	640,894
ITOCHU Corp.	110,900	1,119,568
Iyo Bank Ltd. (The)	29,000	236,039
J Trust Co. Ltd.	9,800	114,200
Japan Digital Laboratory Co. Ltd.	4,700	51,257
Japan Petroleum Exploration Co.	5,600	224,431
Japan Tobacco, Inc.	50,600	1,514,648
Kagoshima Bank Ltd. (The)	21,000	138,326
Kaken Pharmaceutical Co. Ltd.	26,000	388,117
Kamei Corp.	8,000	77,632
KDDI Corp.	27,700	2,148,480
Keiyo Bank Ltd. (The)	16,000	73,250
Kinden Corp.	15,000	94,372
Kintetsu World Express, Inc.	7,600	243,238
Kinugawa Rubber Industrial Co. Ltd.	13,000	68,466
Konami Corp.	6,500	147,589
Kuraray Co. Ltd.	37,000	420,186
Kurita Water Industries Ltd.	7,200	159,185
Kuroda Electric Co. Ltd.	9,500	115,801
Kusuri No Aoki Co. Ltd.	3,600	174,667
KYB Co. Ltd.	21,000	74,572
KYORIN Holdings, Inc.	14,000	344,959
Lasertec Corp.	3,500	67,212
Lawson, Inc.	11,800	905,821
Lintec Corp.	5,100	93,056
Macnica, Inc.	6,000	124,984
Maeda Road Construction Co. Ltd.	20,000	260,930
Mamiya-Op Co. Ltd.	44,000	82,935
Mandom Corp.	5,500	144,077
Mars Engineering Corp.	3,600	94,159
Marubeni Corp.	67,000	425,953
Medical System Network Co. Ltd.	7,700	57,688
Megane TOP Co. Ltd.	15,500	179,210
Meitec Corp.	2,500	56,790
MID Reit, Inc., REIT	28	73,232
Ministop Co. Ltd.	6,400	106,556
Miraca Holdings, Inc.	14,200	637,696
Mitsubishi Corp.	60,500	1,095,828
Mitsubishi UFJ Financial Group, Inc.	133,400	624,253
Mitsui & Co. Ltd.	122,000	1,711,620
Mitsui Matsushima Co. Ltd.	102,000	143,506
Mitsui Sugar Co. Ltd.	24,000	79,810
Mizuho Financial Group, Inc.	186,700	303,021
Mochida Pharmaceutical Co. Ltd.	11,000	135,940
Moshi Moshi Hotline, Inc.	22,600	330,190
Musashi Seimitsu Industry Co. Ltd.	9,300	170,849

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Musashino Bank Ltd. (The)	3,200	$98,357
Nachi-Fujikoshi Corp.	29,000	83,741
Nagase & Co. Ltd.	5,000	55,652
NEC Mobiling Ltd.	4,100	161,557
NEC Networks & System Integration Corp.	7,300	122,012
NET One Systems Co. Ltd.	32,100	404,538
Nichiha Corp.	10,900	133,977
Nichii Gakkan Co	32,500	312,004
Nihon Parkerizing Co. Ltd.	8,000	121,602
Nippo Corp.	16,000	185,443
Nippon Carbon Co. Ltd.	46,000	84,146
Nippon Electric Glass Co. Ltd.	48,000	264,499
Nippon Shokubai Co. Ltd.	38,000	424,997
Nippon Telegraph & Telephone Corp.	148,600	7,070,400
Nippon Television Network Corp.	22,200	326,160
Nishi-Nippon City Bank Ltd. (The)	54,000	124,988
Nissei Build Kogyo Co. Ltd.	41,000	76,559
Nissin Electric Co. Ltd.	7,000	41,534
Nissin Kogyo Co. Ltd.	14,800	193,388
Nitori Holdings Co. Ltd.	1,450	134,580
NOF Corp.	14,000	67,243
Nomura Holdings, Inc.	177,000	632,086
Nomura Research Institute Ltd.	14,700	302,944
NTN Corp.	28,000	56,306
NTT DoCoMo, Inc.	2,639	4,263,768
Nuflare Technology, Inc.	19	167,070
Okabe Co. Ltd.	12,100	76,280
ORIX Corp.	6,670	668,065
Orix JREIT, Inc., REIT	17	83,035
Otsuka Holdings Co. Ltd.	68,900	2,135,277
Pal Co. Ltd.	2,950	168,404
PanaHome Corp.	14,000	81,508
Point, Inc.	4,140	148,984
Press Kogyo Co. Ltd.	24,000	96,000
Prima Meat Packers Ltd.	47,000	86,046
Resorttrust, Inc.	7,500	139,667
Ricoh Leasing Co. Ltd.	5,700	138,993
Round One Corp.	12,300	59,061
Ryohin Keikaku Co. Ltd.	3,700	233,217
San-In Godo Bank Ltd. (The)	26,000	189,329
Sankyu, Inc.	46,000	173,656
Sega Sammy Holdings, Inc.	4,800	90,574
Seino Holdings Co. Ltd.	17,000	107,625
Sekisui Chemical Co. Ltd.	457,000	3,680,764
Sekisui House Ltd.	21,000	208,476
Seria Co. Ltd.	14,300	238,190
Seven & I Holdings Co. Ltd.	152,400	4,670,041
Shiga Bank Ltd. (The)	14,000	88,042
Shimachu Co. Ltd.	6,100	127,136
Shimamura Co. Ltd.	5,000	582,090
Shinko Plantech Co. Ltd.	10,400	84,538
Shinsei Bank Ltd.(a)	185,000	238,979
Shionogi & Co. Ltd.	58,000	883,858
Shizuoka Bank Ltd/The	38,000	388,838
Showa Corp.	11,100	97,817
Showa Denko KK	52,000	82,506
SKY Perfect JSAT Holdings, Inc.	680	306,205
Skymark Airlines, Inc.*	29,200	144,969
SNT Corp.	11,900	49,018
Sodick Co. Ltd.	15,800	66,923
Softbank Corp.	22,700	917,796

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Sogo Medical Co. Ltd.	3,400	$122,807
Sony Corp.	3,300	38,588
Sony Financial Holdings, Inc.	11,300	192,663
Studio Alice Co. Ltd.	7,900	126,180
Sugi Holdings Co. Ltd.	5,900	207,140
Sumitomo Corp.	40,700	547,521
Sumitomo Heavy Industries Ltd.	136,000	463,613
Sumitomo Metal Mining Co. Ltd.	32,000	402,606
Sumitomo Mitsui Financial Group, Inc.	168,000	5,234,575
Sumitomo Mitsui Trust Holdings, Inc.	169,000	501,735
Sumitomo Pipe & Tube Co. Ltd.	12,900	106,154
Sumitomo Precision Products Co. Ltd.	17,000	69,968
Sumitomo Rubber Industries Ltd.	24,100	286,610
Sundrug Co. Ltd.	10,500	381,397
Tachi-S Co. Ltd.	4,600	78,019
Taihei Dengyo Kaisha Ltd.	15,000	101,681
Taikisha Ltd.	10,500	220,118
Takeda Pharmaceutical Co. Ltd.	82,400	3,791,024
Tecmo Koei Holdings Co. Ltd.	6,000	49,220
Toagosei Co. Ltd.	43,000	161,701
Tokai Corp.	3,300	84,454
Tokai Rubber Industries Ltd.	7,100	67,789
Tokyo Derica Co. Ltd.	6,100	81,593
Tokyo Ohka Kogyo Co. Ltd.	10,200	218,542
Tokyo Seimitsu Co. Ltd.	8,600	119,168
Tomy Co. Ltd.	8,500	47,388
Toppan Forms Co. Ltd.	19,300	186,255
Toppan Printing Co. Ltd.	17,000	98,597
Toridoll.corp.	8,200	133,018
Toshiba Machine Co. Ltd.	12,000	46,318
Toshiba Plant Systems & Services Corp.	6,000	79,767
Totetsu Kogyo Co. Ltd.	7,000	88,986
Toyo Tanso Co. Ltd.	6,400	152,543
Transcosmos, Inc.	4,000	50,983
Trend Micro, Inc.	10,000	278,820
TS Tech Co. Ltd.	4,600	73,925
Tsukui Corp.	11,900	238,884
Tsumura & Co.	3,400	106,377
Tsuruha Holdings, Inc.	4,200	314,214
Unipres Corp.	14,000	309,857
Universal Entertainment Corp.	7,100	143,683
USS Co. Ltd.	1,400	147,853
Valor Co. Ltd.	4,600	76,260
VT Holdings Co. Ltd.	14,300	122,856
Wakita & Co. Ltd.	17,000	115,604
Warabeya Nichiyo Co. Ltd.	7,200	124,701
Welcia Holdings Co. Ltd.	4,300	139,841
Xebio Co. Ltd.	7,100	147,262
Yamada Denki Co. Ltd.	3,480	152,658
Yamaguchi Financial Group, Inc.	13,000	105,192
Yamaya Corp.	3,600	54,196
Yamazen Corp.	15,100	96,292
Yaskawa Electric Corp.	467,000	3,114,815
Yellow Hat Ltd.	7,600	104,962
Yokohama Rubber Co. Ltd. (The)	16,000	118,233
Yorozu Corp.	6,200	96,765
Yuasa Trading Co. Ltd.	68,000	118,442
Yusen Logistics Co. Ltd.	6,000	54,632
Zappallas, Inc.	109	96,933

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Zeon Corp.	41,000	$285,078

		101,691,539

Luxembourg
ArcelorMittal	12,489	179,107
Oriflame Cosmetics SA, SDR	16,508	565,194
Regus PLC	78,082	128,483

		872,784

Malaysia
Hap Seng Plantations Holdings Bhd	122,900	114,397
Kulim Malaysia Bhd	128,500	206,734
Mudajaya Group Bhd	96,300	85,549
POS Malaysia Bhd	62,900	63,844
Tradewinds Plantation Bhd	60,100	85,141

		555,665

Malta
Unibet Group PLC	5,536	155,070

Mexico — 0.2%
Grupo Financiero Santander Mexico SAB de CV, ADR*	286,704	3,927,845
Grupo Mexico SAB de CV (Class B Stock)	318,400	1,052,284

		4,980,129

Netherlands — 0.6%
Aegon NV	96,756	502,940
BinckBank NV	19,245	141,584
ING Groep NV, CVA*	481,194	3,802,285
Koninklijke Ahold NV	95,004	1,189,961
Koninklijke Boskalis Westminster NV	4,183	151,209
Koninklijke DSM NV	4,533	226,015
Koninklijke KPN NV	122,076	932,771
Koninklijke Ten Cate NV	4,767	109,744
LyondellBasell Industries NV (Class A Stock)	27,200	1,405,152
Mediq NV	7,705	127,727
Nutreco NV	6,018	445,755
PostNL NV	56,225	195,803
Royal Dutch Shell PLC (Class A Stock), (XEQT)	66,825	2,309,996
Royal Dutch Shell PLC (Class A Stock), (XLON)	56,099	1,940,415
Royal Dutch Shell PLC (Class B Stock)	30,733	1,090,819
Royal Imtech NV	22,054	582,114
TKH Group NV	3,249	67,846

		15,222,136

New Zealand
Fisher & Paykel Healthcare Corp. Ltd.	99,863	190,353
Telecom Corp of New Zealand Ltd.	197,547	388,935

		579,288

Norway — 0.6%
Aker Solutions ASA	7,651	144,903
Atea ASA	22,313	219,083
DNB ASA	441,384	5,412,422
Fred Olsen Energy ASA	12,303	549,768
Kvaerner ASA	56,277	145,386
Seadrill Ltd.	17,360	677,867
Statoil ASA	258,571	6,675,391
Telenor ASA	120,312	2,345,799

	Shares	Value
COMMON STOCKS (Continued)
Norway (cont’d.)
TGS Nopec Geophysical Co. ASA	19,103	$623,217
Yara International ASA	24,581	1,231,431

		18,025,267

Philippines
Aboitiz Power Corp.	263,400	211,679
Globe Telecom, Inc.	3,190	88,461

		300,140

Poland — 0.1%
Asseco Poland SA	13,167	183,635
Jastrzebska Spolka Weglowa SA	9,966	284,174
KGHM Polska Miedz SA	17,346	825,703
PGE SA	105,490	609,169
Synthos SA	211,248	375,857
Tauron Polska Energia SA	120,440	184,214

		2,462,752

Portugal
Banco Espirito Santo SA*	152,323	110,790

Russia — 0.2%
Federal Grid Co. Unified Energy System JSC, GDR*	89,656	333,807
Federal Hydrogenerating Co. JSC, ADR	127,499	331,497
Lukoil OAO, ADR	5,900	363,086
Sberbank of Russia, ADR	358,588	4,177,550
Surgutneftegas OAO, ADR	14,681	133,656
Tatneft OAO, ADR	7,000	289,800

		5,629,396

Singapore — 0.1%
Cape PLC	40,037	155,165
ComfortDelGro Corp. Ltd.	321,000	447,785
Jardine Cycle & Carriage Ltd.	19,000	741,640
Keppel Corp. Ltd.	113,000	1,044,774
Lippo-Malls Indonesia Retail Trust, REIT	319,000	118,029
M1 Ltd.	85,000	190,402
QAF Ltd.	253,000	152,069
SembCorp Industries Ltd.	30,000	137,821
StarHub Ltd.	120,000	363,153
UOL Group Ltd.	61,000	283,952

		3,634,790

South Africa — 0.2%
ABSA Group Ltd.	7,292	121,344
Astral Foods Ltd.	10,848	135,551
Coronation Fund Managers Ltd.	48,800	181,761
Group Five Ltd.	24,989	76,261
Kumba Iron Ore Ltd.	5,263	318,018
Lewis Group Ltd.	20,667	177,568
Mondi Ltd.	16,266	165,201
MTN Group Ltd.	78,799	1,516,807
Palabora Mining Co. Ltd.	4,406	47,114
Reunert Ltd.	34,686	287,348
Sanlam Ltd.	59,798	269,928
Sasol Ltd.	11,609	519,274
Telkom SA Ltd.*	57,766	122,153
Vodacom Group Ltd.	94,508	1,159,350

		5,097,678

South Korea — 0.4%
Capro Corp.	8,050	121,136

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
Chong Kun Dang Pharm Corp.	3,030	$76,080
CJ Corp.	3,435	309,842
Daelim Industrial Co. Ltd.	3,422	289,725
Digital Power Communications Co. Ltd.	38,300	91,911
Global & Yuasa Battery Co. Ltd.	2,070	90,793
Hyundai Marine & Fire Insurance Co. Ltd.	11,520	356,579
Industrial Bank of Korea	9,810	107,497
KB Financial Group, Inc.	10,360	367,214
Kia Motors Corp.	16,155	1,003,765
Korea Exchange Bank*	24,250	184,729
KP Chemical Corp.	15,020	176,342
KT&G Corp.	14,666	1,117,673
Kwang Dong Pharmaceutical Co. Ltd.	19,930	77,476
Meritz Fire & Marine Insurance Co. Ltd.	14,260	161,557
Samsung Electronics Co. Ltd.	5,358	6,456,916
SBS Contents Hub Co. Ltd.	9,914	150,495
SeAH Steel Corp.	531	53,970
SK Holdings Co. Ltd.	1,977	274,017
Woori Finance Holdings Co. Ltd.	20,360	200,380

		11,668,097

Spain — 0.3%
Abengoa SA(a)	11,638	203,917
ACS Actividades de Construccion y Servicios SA	11,669	240,374
Banco Bilbao Vizcaya Argentaria SA	51,119	401,566
Banco Popular Espanol SA(a)	37,518	82,009
Banco Santander SA*	57,090	425,141
Construcciones y Auxiliar de Ferrocarriles SA	284	138,500
Corp. Financiera Alba	3,004	114,496
Duro Felguera SA	18,063	110,488
Ebro Foods SA	6,191	108,835
Enagas SA	63,670	1,255,923
Gas Natural SDG SA	82,957	1,174,242
Grupo Catalana Occidente SA	7,913	129,345
Indra Sistemas SA(a)	14,488	140,378
Mapfre SA	175,780	481,589
Obrascon Huarte Lain SA	16,467	379,838
Red Electrica Corp. SA	24,073	1,141,347
Repsol SA	31,522	611,256
Tecnicas Reunidas SA	12,126	563,775
Telefonica SA	60,885	811,743

		8,514,762

Sweden — 0.5%
Axfood AB	9,880	371,357
Betsson AB	5,343	141,937
Bilia AB (Class A Stock)	5,946	79,204
Billerud AB(a)	16,567	154,477
Boliden AB	9,525	158,779
Clas Ohlson AB	6,103	79,902
Haldex AB	13,101	66,215
Hoganas AB (Class B Stock)	2,897	100,774
Intrum Justitia AB	9,884	144,450
Investment AB Kinnevik (Class B Stock)	38,761	804,865
JM AB	17,727	323,840
Kungsleden AB	17,622	99,527
Meda AB (Class A Stock)	63,419	641,547
Saab AB	17,203	329,981
Sandvik AB	367,241	4,984,097

	Shares	Value
COMMON STOCKS (Continued)
Sweden (cont’d.)
Scania AB	26,704	$489,866
SKF AB (Class B Stock)	49,415	1,065,964
Swedbank AB (Class A Stock)	20,340	382,103
Tele2 AB (Class B Stock)	8,385	152,157
TeliaSonera AB	314,038	2,260,339
Trelleborg AB (Class B Stock)	52,842	594,078

		13,425,459

Switzerland — 1.7%
BB Biotech AG*	939	94,599
Credit Suisse Group AG*	223,375	4,733,507
Ferrexpo PLC	95,979	300,365
Georg Fischer AG*	739	261,263
Helvetia Holding AG	1,086	378,743
Implenia AG	2,409	97,461
Julius Baer Group Ltd.*	99,072	3,455,143
Nestle SA	189,808	11,967,692
Novartis AG	72,901	4,460,874
OC Oerlikon Corp. AG*	39,312	377,863
PSP Swiss Property AG	1,296	117,749
Roche Holding AG	68,567	12,809,380
Swiss Life Holding AG*	3,769	448,433
Swiss Re AG*	8,297	533,284
Xstrata PLC	35,729	552,433
Zehnder Group AG	1,726	102,404
Zurich Insurance Group AG*	26,261	6,539,422

		47,230,615

Taiwan — 0.2%
Ability Enterprise Co. Ltd.	59,000	53,304
Accton Technology Corp.	135,000	72,530
Advantech Co. Ltd.	28,000	102,035
Alpha Networks, Inc.	83,000	58,761
Asustek Computer, Inc.	32,000	346,413
AV Tech Corp.	32,000	99,089
Chicony Electronics Co. Ltd.	132,480	310,750
China Petrochemical Development Corp.	52,000	43,859
Chin-Poon Industrial Co.	240,000	283,000
Cyberlink Corp.	28,000	98,347
Dynapack International Technology Corp.	30,000	138,597
Elite Material Co. Ltd.	104,000	108,976
Grape King Industrial Co.	89,000	201,918
Holiday Entertainment Co. Ltd.	56,000	90,160
HTC Corp.	31,000	299,357
ICP Electronics, Inc.	68,000	124,568
Macroblock, Inc.	19,000	83,970
Makalot Industrial Co. Ltd.	38,000	109,521
Portwell, Inc.	62,000	65,471
Quanta Computer, Inc.	219,000	580,668
Radiant Opto-Electronics Corp.	116,390	503,051
Sercomm Corp.	53,000	80,572
Sigurd Microelectronics Corp.	160,000	131,994
Syncmold Enterprise Corp.	44,000	79,228
Taiwan Prosperity Chemical Corp.	56,000	91,212
Teco Electric and Machinery Co. Ltd.	147,000	101,410
Test Research, Inc.	98,380	156,225
Topco Scientific Co. Ltd.	49,000	79,219
Transcend Information, Inc.	34,000	91,807
TSRC Corp.	157,500	347,962
Wistron Corp.	197,400	236,364

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Youngtek Electronics Corp.	38,361	$92,676

		5,263,014

Thailand — 0.1%
Bangchak Petroleum PCL, NVDR	352,600	279,022
Bangkok Expressway PCL, NVDR	123,600	118,425
Khon Kaen Sugar Industry PCL, NVDR	208,100	86,327
Lanna Resources PCL, NVDR	46,900	39,152
PTT Exploration & Production PCL, NVDR	157,100	827,673
PTT PCL, NVDR	77,000	821,291

		2,171,890

Turkey — 0.1%
Arcelik A/S.	50,499	268,616
EGE Seramik Sanayi ve Ticaret A/S	54,280	67,954
Ford Otomotiv Sanayi A/S	27,088	280,338
Gubre Fabrikalari TAS*	16,500	116,595
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S* .	110,775	252,707
Is Gayrimenkul Yatirim Ortakligi A/S, REIT	150,957	112,551
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S (Class D Stock)	189,972	123,671
Koza Anadolu Metal Madencilik Isletmeleri A/S*	119,841	290,059
Park Elektrik Uretim Madencilik Sanayi ve Ticaret A/S	66,515	247,962
Sinpas Gayrimenkul Yatirim Ortakligi A/S, REIT	129,568	92,278
Soda Sanayii A/S*	41,605	66,901
Trakya Cam Sanayi A/S*	116,166	131,210
Turk Traktor ve Ziraat Makineleri A/S	15,400	329,893
Ulker Biskuvi Sanayi A/S	39,549	167,680

		2,548,415

Ukraine
Kernel Holding SA*	4,937	100,169

United Kingdom — 5.3%
Aberdeen Asset Management PLC	179,690	902,701
Afren PLC*	206,061	466,180
African Barrick Gold PLC	73,504	527,954
AMEC PLC	256,038	4,738,152
Amlin PLC	58,396	380,493
Anglo American PLC	47,183	1,384,396
Anglo Pacific Group PLC	9,801	45,581
Antofagasta PLC	8,158	166,251
Ashmore Group PLC	92,021	505,969
AstraZeneca PLC	97,404	4,647,873
Aviva PLC	49,035	252,353
Avocet Mining PLC	74,469	99,509
BAE Systems PLC	202,780	1,064,540
Balfour Beatty PLC	131,598	645,378
Barclays PLC	188,099	652,592
Bellway PLC	9,456	140,557
BG Group PLC	294,495	5,944,398
BHP Billiton PLC	257,017	7,989,371
Bodycote PLC	27,617	174,237
BP PLC	254,945	1,797,011
British American Tobacco PLC	48,532	2,491,764
British Sky Broadcasting Group PLC	110,290	1,324,150
Brown (N) Group PLC	24,775	109,899
BT Group PLC	242,263	902,515
Capita PLC	447,220	5,593,229

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Carillion PLC	80,070	$350,396
Carphone Warehouse Group PLC	37,588	99,240
Centrica PLC	1,503,681	7,959,478
Chemring Group PLC	58,823	308,235
Close Brothers Group PLC	31,364	422,140
Cobham PLC	231,852	830,035
Computacenter PLC	29,526	181,179
Cookson Group PLC	41,167	396,866
Debenhams PLC	150,847	249,435
Delphi Automotive PLC	6,800	210,800
Diageo PLC	282,421	7,933,072
Domino Printing Sciences PLC	10,825	96,753
Drax Group PLC	64,359	526,911
easyJet PLC	82,178	770,332
Electrocomponents PLC	123,916	400,801
EnQuest PLC*	260,955	483,757
Eurasian Natural Resources Corp. PLC	108,186	539,297
Evraz PLC	100,574	400,497
Fenner PLC	56,982	355,177
FirstGroup PLC	88,244	341,992
G4S PLC	36,070	154,760
Gem Diamonds Ltd.*	9,616	27,019
GKN PLC	213,537	740,674
GlaxoSmithKline PLC	183,420	4,228,076
Go-Ahead Group PLC	4,086	86,567
Greene King PLC	34,091	330,577
Greggs PLC	27,502	222,940
Halfords Group PLC	28,205	118,692
Hays PLC	244,098	303,906
Highland Gold Mining Ltd.	55,343	103,220
HSBC Holdings PLC, (QMTF)	706,234	6,538,084
HSBC Holdings PLC, (XHKG)	156,400	1,454,467
ICAP PLC	133,188	690,598
IG Group Holdings PLC	74,371	535,622
IMI PLC	68,261	992,054
Imperial Tobacco Group PLC	90,528	3,350,561
Inchcape PLC	26,583	154,363
Inmarsat PLC	110,635	1,054,058
Intermediate Capital Group PLC	37,661	181,412
International Personal Finance PLC	34,569	167,299
Interserve PLC	19,580	115,279
Investec PLC	47,295	292,047
J Sainsbury PLC	150,846	846,464
Kazakhmys PLC	50,294	562,414
Kier Group PLC	4,682	97,909
Kingfisher PLC	1,268,653	5,412,472
Ladbrokes PLC	144,521	403,269
Legal & General Group PLC	612,513	1,304,608
Lloyds Banking Group PLC*	840,014	526,713
London Stock Exchange Group PLC	31,660	482,106
Micro Focus International PLC	40,127	381,980
Millennium & Copthorne Hotels PLC	13,217	103,662
Mitie Group PLC	75,275	354,088
Mondi PLC	51,904	528,033
Morgan Crucible Co. PLC	70,077	298,857
National Grid PLC	219,198	2,417,560
Next PLC	12,456	693,933
Pearson PLC	55,249	1,079,518
Persimmon PLC	45,395	556,011
Petropavlovsk PLC	38,061	251,622
Premier Farnell PLC	50,541	140,539

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Premier Oil PLC*	743,581	$4,309,449
Provident Financial PLC	23,194	514,240
Prudential PLC	402,544	5,209,989
QinetiQ Group PLC	81,231	248,571
Reckitt Benckiser Group PLC	70,283	4,046,037
Rexam PLC	36,832	258,663
Rio Tinto PLC	14,201	661,584
Royal Bank of Scotland Group PLC*	80,207	332,863
RPC Group PLC	25,679	176,689
RSA Insurance Group PLC(a)	321,377	573,452
SABMiller PLC	24,300	1,067,321
Sage Group PLC (The)	152,803	773,305
Segro PLC, REIT	30,423	111,420
Smiths Group PLC	16,353	273,840
SSE PLC	100,578	2,260,800
Standard Chartered PLC	44,431	1,004,463
Standard Life PLC	270,314	1,190,347
TalkTalk Telecom Group PLC	95,329	285,401
Tate & Lyle PLC	51,446	552,866
Taylor Wimpey PLC	254,738	223,364
Tesco PLC	659,014	3,533,074
Travis Perkins PLC	13,146	220,986
Tullett Prebon PLC	27,361	131,664
Unilever PLC	208,796	7,592,950
United Utilities Group PLC	371,156	4,291,306
Valiant Petroleum PLC*	17,570	120,865
Vedanta Resources PLC	9,961	165,515
Vodafone Group PLC	1,512,392	4,292,197
WH Smith PLC	26,773	279,502
William Hill PLC	151,357	774,297
WM Morrison Supermarkets PLC	238,515	1,098,462
Xchanging PLC*	52,821	97,450
Yule Catto & Co. PLC	61,797	165,652

		150,926,063

United States — 2.9%
3M Co.	11,809	1,091,388
Abbott Laboratories	36,991	2,536,103
Archer-Daniels-Midland Co.(a)	30,912	840,188
AT&T, Inc.	53,663	2,023,095
Automatic Data Processing, Inc.	21,534	1,263,184
Baxter International, Inc.	24,312	1,465,041
Boart Longyear Ltd.	76,475	130,494
Bristol-Myers Squibb Co.	53,402	1,802,318
Caterpillar, Inc.(a)	5,990	515,380
Chevron Corp.	8,942	1,042,280
Coca-Cola Co. (The)	50,537	1,916,868
Colgate-Palmolive Co.	20,753	2,225,137
ConocoPhillips(a)	13,023	744,655
CSX Corp.	31,259	648,624
Deere & Co.	10,072	830,839
Dominion Resources, Inc.	32,736	1,733,044
Duke Energy Corp.	33,605	2,177,604
EI du Pont de Nemours & Co.	15,717	790,094
Eli Lilly & Co.	46,543	2,206,604
Emerson Electric Co.(a)	16,584	800,510
EOG Resources, Inc.	6,859	768,551
Exelon Corp.	33,952	1,208,012
Exxon Mobil Corp.(a)	12,417	1,135,535
General Dynamics Corp.	15,109	999,007
General Mills, Inc.	82,494	3,287,386

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Illinois Tool Works, Inc.	14,935	$888,184
Intel Corp.	35,428	803,507
International Business Machines Corp.	5,903	1,224,577
Johnson & Johnson(a)	31,608	2,178,107
Kimberly-Clark Corp.	32,562	2,793,168
Kraft Foods, Inc. (Class A Stock)	56,789	2,348,225
Lockheed Martin Corp.	20,753	1,937,915
Lowe’s Cos., Inc.	38,989	1,179,027
McDonald’s Corp.	23,792	2,182,916
Medtronic, Inc.	31,086	1,340,428
Monsanto Co.	12,677	1,153,861
NextEra Energy, Inc.	23,358	1,642,768
NIKE, Inc. (Class B Stock)	10,072	955,934
Norfolk Southern Corp.	10,853	690,576
Occidental Petroleum Corp.	7,813	672,387
PepsiCo, Inc.	36,730	2,599,382
Pfizer, Inc.	58,439	1,452,209
Philip Morris International, Inc.	16,063	1,444,706
Phillips 66	6,511	301,915
Praxair, Inc.	10,072	1,046,279
Procter & Gamble Co. (The)	31,520	2,186,227
QUALCOMM, Inc.	16,498	1,030,960
Southern Co. (The)	58,527	2,697,509
Spectra Energy Corp.	32,909	966,208
Target Corp.	25,702	1,631,306
Texas Instruments, Inc.(a)	32,562	897,083
United Technologies Corp.	11,113	870,037
Verizon Communications, Inc.	50,017	2,279,275
Walgreen Co.	44,459	1,620,086
Wal-Mart Stores, Inc.	39,249	2,896,576
Yum! Brands, Inc.	21,359	1,416,956

		81,510,235

TOTAL COMMON STOCKS (cost $692,115,132)		698,202,277

EXCHANGE TRADED FUNDS — 21.1%
Energy Select Sector SPDR Fund(a)	1,218,862	89,561,980
iShares Barclays Aggregate Bond Fund	224,780	25,276,511
iShares S&P 500 Index Fund	1,431,928	206,770,403
PowerShares QQQ Trust(a)	718,229	49,256,145
SPDR Barclays Capital High Yield Bond(a)	2,118,109	85,190,344
SPDR S&P 500 ETF Trust	986,616	142,003,641

TOTAL EXCHANGE TRADED FUNDS (cost $576,966,809)		598,059,024

PREFERRED STOCKS — 0.1%
Brazil
AES Tiete SA, (PRFC)	56,100	620,151
Cia de Transmissao de Energia Eletrica Paulista, (PRFC)	11,700	214,060
Cia Energetica do Ceara, (PRFC A)	4,400	81,413

		915,624

Germany — 0.1%
Draegerwerk AG & Co. KGAA, (PRFC)	1,585	157,099
ProSiebenSat.1 Media AG	5,594	140,932
Volkswagen AG, (PRFC)	4,749	866,278

		1,164,309

TOTAL PREFERRED STOCKS (cost $2,425,146)		2,079,933

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

			Units	Value
RIGHTS*
France
GDF Suez, expiring 10/25/12 (cost $0)			43,855	$—

WARRANTS* — 0.2%
Luxembourg
Idea Cellular Ltd., expiring 03/13/17 (cost $4,218,430)			3,038,319	4,873,464

			Shares
UNAFFILIATED MUTUAL FUNDS — 10.7%
Aston Montag & Caldwell Growth Fund			3,120,939	82,423,989
Chemtrade Logistics Income Fund			5,800	97,345
Neuberger Berman Genesis Fund*			2,270,328	113,448,278
T. Rowe Price Value Fund*			4,141,056	108,537,078

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $295,328,375)				304,506,690

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.9%
Accredited Mortgage Loan Trust,
Series 2004-3, Class 2A5
1.297%(c)	10/25/34	A1	$734	666,426
Series 2005-1, Class A2C
0.567%(c)	04/25/35	Aa3	1,274	1,236,555
American Credit Acceptance Receivables Trust,
Series 2012-2, Class A, 144A
1.890%	07/15/16	A+(d)	2,129	2,130,047
Americredit Automobile Receivables Trust,
Series 2012-4, Class B
1.310%	11/08/17	AA(d)	1,105	1,105,062
Cabela’s Master Credit Card Trust,
Series 2012-2A, Class A2, 144A
0.701%(c)	06/15/20	AAA(d)	990	990,000
CarMax Auto Owner Trust,
Series 2012-2, Class A3
0.840%	03/15/17	Aaa	1,370	1,381,889
CNH Equipment Trust,
Series 2012-C, Class A4
0.870%	09/16/19	Aaa	3,930	3,928,737
DT Auto Owner Trust,
Series 2012-2A, Class DS, 144A
4.350%	03/15/19	BBB(d)	1,275	1,278,763
Golden Credit Card Trust (Canada),
Series 2012-4A, Class A, 144A
1.390%	07/15/19	Aaa	1,825	1,833,042
Series 2012-5A, Class A, 144A
0.790%	09/15/17	Aaa	7,480	7,479,194
Park Place Securities, Inc.,
Series 2005-WHQ4, Class A2D
0.587%(c)	09/25/35	Ba3	647	623,093
Residential Asset Mortgage Trust,
Series 2005-RZ4, Class A2
0.477%(c)	11/25/35	A1	799	773,623
SNAAC Auto Receivables Trust,
Series 2012-1A, Class A, 144A
1.780%	06/15/16	AA(d)	689	686,868

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
World Omni Automobile Lease Securitization Trust,
Series 2012-A, Class A3
0.930%	11/16/15		Aaa	$ 780	$ 786,321

TOTAL ASSET-BACKED SECURITIES
(cost $24,807,477)					24,899,620

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.1%
Banc of America Re-Remic Trust,
Series 2012-CLRN, Class A, 144A
1.390%(c)	08/15/17		Aaa	1,015	1,021,344
Extended Stay America Trust,
Series 2010-ESHA, Class A, 144A
2.951%	11/05/27		Aaa	1,449	1,453,405

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,475,659)					2,474,749

CORPORATE BONDS — 9.2%
Australia — 0.1%
FMG Resources August 2006 Pty Ltd.,
Sr. Unsec’d. Notes, 144A
6.000%	04/01/17	(a)	B1	1,770	1,646,100

Brazil — 0.1%
Banco Bradesco SA,
Sub. Notes, 144A
5.750%	03/01/22		Baa1	1,250	1,331,250

Canada — 2.7%
Agrium, Inc.,
Sr. Unsec’d. Notes
3.150%	10/01/22		Baa2	1,045	1,052,315
6.125%	01/15/41		Baa2	665	834,876
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/18		Aaa	6,895	7,223,892
2.625%	01/25/16		Aaa	2,295	2,446,011
Bank of Nova Scotia,
Covered Bonds, 144A
1.750%	03/22/17		Aaa	2,265	2,353,788
1.950%	01/30/17	(a)	Aaa	5,475	5,736,158
2.150%	08/03/16	(a)	Aaa	4,620	4,867,170
Caisse Centrale Desjardins du Quebec,
Covered Bonds, 144A
1.600%	03/06/17		Aaa	6,150	6,340,650
Canadian Imperial Bank of Commerce,
Covered Bonds, 144A
2.750%	01/27/16		Aaa	14,455	15,472,632
Province of Manitoba Canada,
Sr. Unsec’d. Notes
9.625%	12/01/18		Aa1	1,170	1,687,017
Royal Bank of Canada,
Covered Bonds
1.200%	09/19/17		Aaa	7,390	7,436,557
Teck Resources Ltd.,
Sr. Unsec’d. Notes
10.750%	05/15/19		Baa2	220	265,122

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17	(a)	Aaa	$ 21,095	$ 21,691,988

					77,408,176

Cayman Islands — 0.2%
Offshore Group Investments Ltd.,
Sr. Sec’d. Notes
11.500%	08/01/15		B3	950	1,049,750
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22	(a)	Baa2	1,360	1,429,579
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21		Baa2	1,410	1,622,801

					4,102,130

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		A2	1,985	2,046,833

France
Vivendi SA,
Sr. Unsec’d. Notes, 144A
4.750%	04/12/22		Baa2	510	534,990

Ireland
Willis Group Holdings PLC,
Gtd. Notes
5.750%	03/15/21		Baa3	1,065	1,202,627

Luxembourg — 0.1%
Telecom Italia Capital SA,
Gtd. Notes
6.175%	06/18/14	(a)	Baa2	1,690	1,778,725
Wind Acquisition Finance SA,
Sr. Sec’d. Notes, 144A
7.250%	02/15/18		Ba3	1,850	1,757,500

					3,536,225

Mexico — 0.1%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16		A2	1,285	1,337,157
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22		Baa1	1,690	1,909,700

					3,246,857

Netherlands — 0.4%
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes, 144A
1.375%	03/23/15	(a)	Aaa	2,994	3,039,378
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.875%	02/08/22		Aa2	750	795,968
Deutsche Telekom International Finance BV,
Gtd. Notes
8.750%	06/15/30	(a)	Baa1	1,175	1,767,328

Interest Rate	Maturity Date		Moody’s Ratings†		Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, 144A
1.375%	05/16/14	(a)	Aaa		$ 5,930	$ 5,997,068

						11,599,742

Norway — 0.2%
Eksportfinans ASA,
Sr. Unsec’d. Notes
3.000%	11/17/14		Ba1		2,475	2,431,688
Sparebank 1 Boligkreditt A/S,
Covered Bonds, 144A
1.250%	10/25/14		Aaa		2,380	2,395,708

						4,827,396

Panama
ENA Norte Trust,
Sec’d. Notes, 144A
4.950%	04/25/23		Baa3		1,170	1,172,129

Peru
BBVA Banco Continental SA,
Sr. Unsec’d. Notes, 144A
5.000%	08/26/22	(a)	BBB	(d)	490	503,475

Supranational Bank
Eurasian Development Bank,
Sr. Unsec’d. Notes, 144A
4.767%	09/20/22		A3		440	446,078

Sweden
Swedbank Hypotek AB,
Covered Bonds, 144A
2.375%	04/05/17	(a)	Aaa		1,115	1,167,516

Switzerland — 0.2%
Credit Suisse AG,
Covered Bonds, 144A
1.625%	03/06/15		Aaa		2,385	2,426,241
UBS AG,
Covered Bonds, 144A
2.250%	03/30/17	(a)	Aaa		2,790	2,903,787

						5,330,028

Ukraine
National JSC Naftogaz of Ukraine,
Gov’t. Gtd. Notes
9.500%	09/30/14		NR		690	701,247

United Kingdom — 0.4%
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19		Aa3		1,800	2,198,864
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21	(a)	Baa1		595	672,033
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22		Aa3		2,995	3,213,386
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22	(a)	A3		2,210	2,304,588

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
UBM PLC,
Notes, 144A
5.750%	11/03/20		Baa3	$ 1,395	$ 1,460,311
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14		Baa3	1,005	1,128,197

					10,977,379

United States — 4.6%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.125%	05/27/20		A1	470	542,421
Alliance One International, Inc.,
Sr. Unsec’d. Notes
10.000%	07/15/16		B2	1,735	1,795,725
Altria Group, Inc.,
Gtd. Notes
9.950%	11/10/38		Baa1	565	949,969
American Axle & Manufacturing, Inc.,
Gtd. Notes
7.750%	11/15/19	(a)	B1	1,635	1,802,588
American Express Bank FSB,
Sr. Unsec’d. Notes
6.000%	09/13/17		A2	1,570	1,904,456
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
5.375%	11/15/14		Baa1	1,755	1,930,591
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43		A3	1,485	1,696,831
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19		Baa1	405	540,721
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20		Baa1	2,790	3,181,465
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.700%	11/15/18		Baa2	845	916,250
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42		A3	2,320	2,451,103
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.900%	06/15/17		Baa2	400	407,011
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17	(a)	Ba2	1,510	1,770,475
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.100%	05/29/15		A2	815	824,897
1.375%	05/20/14		A2	1,160	1,176,651
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19		Ba3	1,850	1,776,000
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.500%	01/14/22	(a)	A3	980	1,076,022

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CNA Financial Corp.,
Sr. Unsec’d. Notes
7.350%	11/15/19		Baa3	$ 880	$ 1,091,940
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16		Aa3	1,380	1,437,808
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	06/15/20		A3	280	329,007
CSX Corp.,
Sr. Unsec’d. Notes
3.700%	10/30/20		Baa3	1,695	1,831,659
6.150%	05/01/37		Baa3	345	440,259
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	06/01/17		Baa2	2,555	3,081,442
Digital Realty Trust LP,
Gtd. Notes, REIT
5.250%	03/15/21		Baa2	880	979,067
5.875%	02/01/20		Baa2	1,440	1,664,627
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
5.150%	03/15/42	(a)	Baa2	1,555	1,582,020
DISH DBS Corp.,
Gtd. Notes, 144A
5.875%	07/15/22		Ba2	1,385	1,419,625
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20		Baa3	245	269,562
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
3.200%	11/15/21		Baa1	2,135	2,220,906
DuPont Fabros Technology LP,
Gtd. Notes, REIT
8.500%	12/15/17		Ba1	1,590	1,752,975
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39		Baa3	375	450,695
Express Scripts Holding Co.,
Gtd. Notes, 144A
6.125%	11/15/41		Baa3	810	1,051,532
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.000%	06/12/17	(a)	Baa3	2,395	2,437,851
4.250%	02/03/17	(a)	Baa3	1,715	1,822,693
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
2.150%	03/01/17		Baa3	690	697,787
3.550%	03/01/22		Baa3	630	630,636
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	(a)	Aa2	820	977,162
George Washington University (The),
Bonds
3.485%	09/15/22		A1	1,275	1,364,110
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21		Baa1	550	630,678

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.125%	04/15/22	(a)	Baa3	$ 1,155	$ 1,297,345
5.500%	03/30/20		Baa3	1,355	1,533,470
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
4.125%	04/01/19		Baa2	2,600	2,768,038
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	(a)	Baa2	880	1,067,808
HJ Heinz Co.,
Sr. Unsec’d. Notes
1.500%	03/01/17		Baa2	1,820	1,847,158
2.850%	03/01/22		Baa2	380	388,419
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes, 144A
8.000%	01/15/18		Ba3	1,550	1,662,375
ING US, Inc.,
Gtd. Notes, 144A
5.500%	07/15/22		Baa3	1,700	1,773,413
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
5.625%	12/15/20	(a)	Ba1	1,685	1,802,950
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	(a)	A2	1,970	1,997,371
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		Aa2	2,975	3,520,541
Kohl’s Corp.,
Sr. Unsec’d. Notes
3.250%	02/01/23		Baa1	1,635	1,662,804
Kraft Foods Group, Inc.,
Gtd. Notes, 144A
3.500%	06/06/22	(a)	Baa2	720	760,746
6.875%	01/26/39		Baa2	700	955,371
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
6.875%	02/01/38		Baa2	145	199,022
6.875%	01/26/39		Baa2	1,005	1,381,352
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.200%	03/15/22	(a)	Baa2	975	1,019,345
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		Baa1	815	861,050
Lorillard Tobacco Co.,
Gtd. Notes
2.300%	08/21/17		Baa2	2,300	2,318,872
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.800%	11/15/21	(a)	A3	315	347,729
Macy’s Retail Holdings, Inc.,
Gtd. Notes
6.700%	07/15/34		Ba1	1,390	1,646,370
MetLife, Inc.,
Sr. Unsec’d. Notes
6.817%	08/15/18		A3	1,160	1,459,625

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		Baa1	$ 1,160	$ 1,394,513
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.875%	11/15/41		Baa1	710	786,738
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
5.150%	04/30/20		Baa2	3,405	4,035,211
Newmont Mining Corp.,
Gtd. Notes
6.250%	10/01/39		Baa1	220	259,912
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		Baa2	1,470	1,587,790
6.000%	03/01/41		Baa2	595	720,272
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/14		Baa1	785	864,115
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.900%	06/15/19		Baa1	630	767,130
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
1.750%	02/15/17	(a)	A2	595	616,036
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		Baa2	1,140	1,145,553
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.900%	06/15/22		Baa3	545	562,545
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22		Baa3	590	626,743
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		A1	525	528,243
Quest Diagnostics, Inc.,
Gtd. Notes
4.700%	04/01/21		Baa2	535	601,174
Rent-A-Center, Inc.,
Gtd. Notes
6.625%	11/15/20		Ba3	1,675	1,809,000
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21		Baa3	190	224,920
Reynolds American, Inc.,
Gtd. Notes
7.250%	06/15/37		Baa3	410	518,296
7.625%	06/01/16		Baa3	1,065	1,283,304
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
7.125%	04/15/19	(a)	Ba3	1,730	1,825,150
SLM Corp.,
Unsec’d. Notes, MTN
6.000%	01/25/17	(a)	Ba1	570	620,588
Southern Copper Corp.,
Sr. Unsec’d. Notes
6.750%	04/16/40		Baa2	750	862,657

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	(a)	B2	$ 770	$ 800,800
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.375%	05/16/16		A1	1,190	1,258,392
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42	(a)	Baa2	1,895	1,889,840
6.550%	05/01/37		Baa2	635	797,970
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42	(a)	Baa2	600	658,307
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	(a)	Baa3	1,575	1,649,813
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		A2	695	778,946
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/20	(a)	B2	1,670	1,786,900
Valero Energy Corp.,
Gtd. Notes
4.500%	02/01/15		Baa2	315	339,482
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22	(a)	Baa2	1,600	1,701,501
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21	(a)	A3	2,785	3,072,490
Wachovia Bank NA,
Sub. Notes
0.822%(c)	11/03/14	(a)	A1	2,275	2,255,585
Wal-Mart Stores, Inc.,
Sr. Unsec’d. Notes
3.625%	07/08/20		Aa2	885	994,221
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22		Baa3	1,150	1,164,729
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.650%	01/15/43		Baa2	2,200	2,244,013
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37		Baa3	410	560,510

					128,771,780

TOTAL CORPORATE BONDS

(cost $255,087,532)					260,551,958

FOREIGN GOVERNMENT BONDS — 0.3%
Eksportfinans ASA (Norway),
Sr. Unsec’d. Notes
2.000%	09/15/15		Ba1	650	607,750
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
1.300%	04/03/17	(a)	Aa1	4,485	4,598,919

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
FOREIGN GOVERNMENT BONDS (Continued)
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18	Aa2	$ 2,230	$ 2,413,199
Venezuela Government International (Venezuela),
Sr. Unsec’d. Notes
8.500%	10/08/14	B2	1,340	1,346,700

TOTAL FOREIGN GOVERNMENT BONDS
(cost $8,804,957)				8,966,568

MUNICIPAL BONDS — 0.1%
Georgia
Municipal Electric Authority of Georgia,
Revenue Bonds,
6.637%	04/01/57	A2	1,295	1,520,460

North Carolina — 0.1%
University of North Carolina at Chapel Hill,
Revenue Bonds,
3.596%	12/01/33	Aaa	1,685	1,703,046

TOTAL MUNICIPAL BONDS
(cost $3,173,321)				3,223,506

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 1.0%
Fannie Mae REMICS,
Series 2010-105, Class QI, IO
6.434%(c)	07/25/39	Aaa	2,950	590,709
Series 2010-140, Class GS, IO
5.784%(c)	07/25/39	Aaa	9,202	1,517,131
Series 2011-24, Class SB
8.467%(c)	04/25/41	Aaa	1,419	1,451,249
Series 2012-2, Class PS, IO
6.334%(c)	07/25/41	Aaa	3,041	664,646
Series 2012-75, Class SH, IO
6.434%(c)	11/25/41	Aaa	9,295	2,034,250
Series 2012-80, Class NF
1.381%(c)	08/25/42	Aaa	2,249	2,245,251
Series 2012-104, Class LS
3.558%(c)	03/25/42	Aaa	679	684,006
Freddie Mac REMICS,
Series 2646, Class SH
13.424%(c)	07/15/33	Aaa	188	211,903
Series 3767, Class DS, IO
6.479%(c)	02/15/39	Aaa	4,918	741,932
Series 3792, Class DS, IO
6.379%(c)	11/15/40	Aaa	6,096	936,222
Series 3792, Class SP, IO
6.379%(c)	06/15/39	Aaa	14,840	2,004,024
Series 3946, Class SL, IO
6.429%(c)	04/15/41	Aaa	1,745	354,090
Series 3955, Class SB, IO
6.429%(c)	02/15/41	Aaa	2,776	492,749
Series 4051, Class YS
6.691%(c)	05/15/42	Aaa	634	673,146
Series 4058, Class PS, IO
5.929%(c)	12/15/41	Aaa	4,349	839,683
Government National Mortgage Assoc.,
Series 2009-44, Class FK
1.271%(c)	06/16/39	Aaa	1,145	1,169,687
Series 2012-7, Class A
3.500%	04/20/36	Aaa	2,105	2,234,409

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2012-53, Class IO, IO
1.086%(c)	03/16/47		Aaa	$8,058	$621,319
Series 2012-65, Class A
3.500%	03/20/36		Aaa	3,004	3,237,488
Series 2012-70, Class IO, IO
0.961%(c)	08/16/52		Aaa	17,939	1,243,385
Impac Secured Assets CMN Owner Trust,
Series 2006-1, Class 2A2
0.627%(c)	05/25/36		Aaa	1,193	1,139,795
Series 2006-2, Class 2A1
0.567%(c)	08/25/36		Aaa	580	582,947
Thornburg Mortgage Securities Trust,
Series 2007-4, Class 1A1
2.656%(c)	09/25/37		B3	523	493,983
Wells Fargo Mortgage Backed Securities Trust,
Series 2006-16, Class A5
5.000%	11/25/36		Baa3	1,418	1,477,498

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $27,294,888)					27,641,502

U.S. GOVERNMENT AGENCY OBLIGATIONS — 10.1%
Federal Home Loan Mortgage Corp.
1.140%	10/15/18			29,680	29,680,000
2.500%	TBA			54,975	57,603,489
Federal National Mortgage Assoc.
2.630%	10/10/24			36,190	36,383,544
3.000%	TBA			13,660	14,383,553
4.000%	TBA			3,550	3,824,570
Government National Mortgage Assoc.
2.000%(c)	09/20/42			7,315	7,643,456
3.000%(c)	07/20/41			1,625	1,730,665
3.000%	TBA			14,000	14,949,374
3.000%	TBA			22,565	24,098,714
3.500%(c)	11/20/41			5,036	5,386,150
3.500%	TBA			76,080	83,212,492
4.000%(c)	07/20/41			5,351	5,737,154
4.000%	03/20/42			652	718,621
4.500%	07/20/41			771	854,114

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $285,032,680)					286,205,896

U.S. TREASURY OBLIGATIONS — 3.7%
U.S. Treasury Bonds
3.000%	05/15/42			5,710	5,920,556
3.125%	11/15/41			11,315	12,054,005
U.S. Treasury Notes
0.250%	02/28/14-08/31/14			47,190	47,207,126
1.625%	08/15/22	(a)		38,710	38,667,651

TOTAL U.S. TREASURY OBLIGATIONS
(cost $103,860,779)					103,849,338

TOTAL LONG-TERM INVESTMENTS
(cost $2,281,591,185)					2,325,534,525

	Shares	Value
SHORT-TERM INVESTMENTS — 33.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 24.0%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $679,301,692; includes $206,103,913 of cash collateral for securities on loan)(b)(w)	679,301,692	$679,301,692

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 9.1%
U.S. Treasury Bills
0.086%	11/08/12	$6,000	5,999,463
0.101%	11/08/12	25,000	24,997,762
0.114%	11/08/12	46,000	45,995,882
0.130%	12/06/12-02/28/13	75,000	74,977,980
0.141%	02/07/13	25,000	24,990,825
0.170%	10/18/12	50,000	49,998,347
0.171%	08/22/13	30,000	29,958,090

TOTAL U.S. TREASURY OBLIGATIONS
(cost $256,909,209)			256,918,349

TOTAL SHORT-TERM INVESTMENTS
(cost $936,210,901)			936,220,041

TOTAL INVESTMENTS — 115.3%
(cost $3,217,802,086)			3,261,754,566
Liabilities in excess of other assets(x) — (15.3)%			(433,363,577)

NET ASSETS — 100.0%			$2,828,390,989

The following abbreviations are used in the Portfolio descriptions:
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless
otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CVA	Certificate Van Aandelen (Bearer)
ETF	Exchange Traded Fund
FSB	Federal Savings Bank
GDR	Global Depositary Receipt
IO	Interest Only
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
NVDR	Non-voting Depositary Receipt
PRFC	Preference Shares
QMTF	Quote Multilateral Trading Facility
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
SPDR	Standard & Poor’s Depository Receipts
TBA	To Be Announced
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SEK	Swedish Krona
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012.
Ratings of certain bonds may have changed subsequent to
that date. The Portfolio’s current Statement of Additional
Information contains a description of Moody’s and Standard
& Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise
stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending
settlement, is $200,073,595; cash collateral of
$206,103,913 (included with liabilities) was received with
which the Portfolio purchased highly liquid short-term
investments.
(b)	Represents security, or a portion thereof, purchased with
cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects
the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the
Portfolio, also serves as manager of the Prudential
Investment Portfolios 2 - Prudential Core Taxable Money
Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the
following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation) (1)
Long Positions:
37	2 Year U.S. Treasury Notes	Dec. 2012	$8,155,242	$8,159,656	$4,414
89	10 Year U.S. Treasury Notes	Dec. 2012	11,853,062	11,880,109	27,047
103	20 Year U.S. Treasury Bonds	Dec. 2012	15,398,500	15,385,625	(12,875)
66	30 Year U.S. Ultra Bonds	Dec. 2012	10,893,141	10,904,438	11,297
7,684	Euro STOXX 50	Dec. 2012	251,350,906	242,414,608	(8,936,298)
821	IBEX 35 Index	Oct. 2012	83,838,713	81,055,524	(2,783,189)
5,219	S&P 500 E-Mini	Dec. 2012	374,875,120	374,254,490	(620,630)

					(12,310,234)

Short Positions:
936	90 Day Euro Dollar	Dec. 2012	233,025,600	233,251,200	(225,600)
46	90 Day Euro Dollar	Mar. 2013	11,446,776	11,462,626	(15,850)
46	90 Day Euro Dollar	Jun. 2013	11,444,587	11,460,900	(16,313)
46	90 Day Euro Dollar	Sep. 2013	11,441,477	11,459,750	(18,273)
46	90 Day Euro Dollar	Dec. 2013	11,437,513	11,456,874	(19,361)
46	90 Day Euro Dollar	Mar. 2014	11,433,400	11,454,575	(21,175)
46	90 Day Euro Dollar	Jun. 2014	11,427,812	11,449,975	(22,163)
46	90 Day Euro Dollar	Sep. 2014	11,439,050	11,444,225	(5,175)
680	5 Year U.S. Treasury Notes	Dec. 2012	84,578,308	84,750,314	(172,006)
462	DAX Index	Dec. 2012	109,237,100	107,436,165	1,800,935
819	FTSE/MIB Index	Dec. 2012	84,328,015	79,165,720	5,162,295
480	S&P/TSX 60 Index	Dec. 2012	69,184,358	68,423,558	760,800

					7,208,114

					$(5,102,120)

(1)	Cash of $55,552,681 has been segregated to cover requirement for open futures contracts as of September 30, 2012.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/25/12	Dain Rauscher Wessels	AUD	36,000	$36,506,595	$37,244,796	$738,201
Canadian Dollar,
Expiring 10/25/12	Royal Bank of Canada	CAD	72,060	72,652,847	73,255,895	603,048
Euro,
Expiring 10/25/12	Royal Bank of Scotland Group PLC	EUR	10,700	13,978,256	13,753,850	(224,406)
Expiring 10/25/12	State Street Bank	EUR	34,583	44,262,438	44,453,213	190,775
New Zealand Dollar,
Expiring 10/25/12	Barclays Capital Group	NZD	29,088	24,021,039	24,064,874	43,835
Expiring 10/25/12	Barclays Capital Group	NZD	21,677	17,896,854	17,933,162	36,308
Norwegian Krone,
Expiring 10/25/12	Skandinaviska Enskilda Banken	NOK	291,975	50,176,561	50,913,282	736,721
Expiring 10/25/12	Skandinaviska Enskilda Banken	NOK	93,577	16,081,362	16,317,478	236,116
Russian Ruble,
Expiring 10/25/12	Credit Suisse First Boston Corp.	RUB	1,600,595	49,723,346	51,081,930	1,358,584
Swedish Krona,
Expiring 10/25/12	Skandinaviska Enskilda Banken	SEK	275,446	41,625,912	41,898,293	272,381
Expiring 10/25/12	State Street Bank	SEK	228,000	33,895,785	34,681,196	785,411

				$400,820,995	$405,597,969	$4,776,974

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/25/12	Royal Bank of Canada	AUD	72,706	$75,039,121	$75,220,210	$(181,089)
British Pound,
Expiring 10/25/12	Barclays Capital Group	GBP	8,077	12,782,984	13,040,832	(257,848)
Expiring 10/25/12	Royal Bank of Scotland Group PLC	GBP	34,570	54,600,895	55,818,925	(1,218,030)
Canadian Dollar,
Expiring 10/25/12	Barclays Capital Group	CAD	23,460	24,057,813	23,849,338	208,475
Expiring 10/25/12	Barclays Capital Group	CAD	12,400	12,724,735	12,605,788	118,947
Expiring 10/25/12	Barclays Capital Group	CAD	5,040	5,171,989	5,123,643	48,346
Expiring 10/25/12	Dain Rauscher Wessels	CAD	36,200	36,471,567	36,800,769	(329,202)
Expiring 10/25/12	Royal Bank of Canada	CAD	28,940	29,178,093	29,420,283	(242,190)
Euro,
Expiring 10/25/12	Barclays Capital Group	EUR	14,139	17,690,648	18,174,234	(483,586)
Expiring 10/25/12	Brown Brothers Harriman & Co.	EUR	74,496	93,589,327	95,757,644	(2,168,317)
Expiring 10/25/12	Brown Brothers Harriman & Co.	EUR	20,444	25,683,923	26,278,979	(595,056)
Hong Kong Dollar,
Expiring 10/03/12	Bank of New York Mellon	HKD	5	657	657	—
Expiring 10/04/12	Bank of New York Mellon	HKD	295	38,082	38,098	(16)
Expiring 10/04/12	Bank of New York Mellon	HKD	49	6,265	6,268	(3)
Expiring 10/04/12	Bank of New York Mellon	HKD	47	6,110	6,112	(2)
Expiring 10/04/12	Bank of New York Mellon	HKD	31	4,029	4,031	(2)
Expiring 10/04/12	Bank of New York Mellon	HKD	10	1,289	1,290	(1)
Israeli shekel,
Expiring 10/02/12	Bank of New York Mellon	ILS	8	1,962	1,961	1
Japanese Yen,
Expiring 10/25/12	Standard Chartered PLC	JPY	2,206,575	28,110,883	28,281,397	(170,514)
Norwegian Krone,
Expiring 10/25/12	Skandinaviska Enskilda Banken	NOK	187,975	32,555,772	32,778,256	(222,484)
Expiring 10/25/12	State Street Bank	NOK	104,000	17,853,936	18,135,025	(281,089)
Expiring 10/25/12	State Street Bank	NOK	93,577	16,064,560	16,317,478	(252,918)
Russian Ruble,
Expiring 10/25/12	Credit Suisse First Boston Corp.	RUB	807,000	24,815,498	25,754,879	(939,381)

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Russian Ruble (cont’d.),
Expiring 10/25/12	Credit Suisse First Boston Corp.	RUB	793,595	$25,280,151	$25,327,051	$(46,900)
South Korean Won,
Expiring 10/25/12	Standard Chartered PLC	KRW	12,427,000	10,891,419	11,164,868	(273,449)
Swedish Krona,
Expiring 10/25/12	Hong Kong & Shanghai Bank	SEK	168,346	25,084,770	25,607,257	(522,487)
Expiring 10/25/12	Skandinaviska Enskilda Banken	SEK	265,457	39,409,819	40,378,868	(969,049)
Expiring 10/25/12	State Street Bank	SEK	69,643	10,379,538	10,593,364	(213,826)
Swiss Franc,
Expiring 10/25/12	JPMorgan Chase	CHF	8,861	9,249,727	9,426,165	(176,438)

				$626,745,562	$635,913,670	$(9,168,108)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$27,281,448	$—
Austria	2,126,177	—	—
Belgium	5,902,125	—	—
Bermuda	1,067,895	—	—
Brazil	3,764,957	—	—
Cambodia	—	163,626	—
Canada	22,212,800	—	—
Chile	273,687	—	—
China	—	4,441,364	—
Colombia	222,663	—	—
Cyprus	305,118	—	—
Denmark	1,806,764	—	—
Finland	3,160,613	—	—
France	59,586,353	—	—
Germany	33,859,751	—	—
Guernsey	67,295	—	—
Hong Kong	5,664,640	17,660,287	—
Hungary	160,864	—	—
Indonesia	—	815,378	—
Ireland	5,969,792	—	—
Isle of Man	452,373	—	—
Israel	9,242,744	—	—
Italy	9,317,420	—	—
Japan	302,950	101,388,589	—
Luxembourg	872,784	—	—
Malaysia	—	555,665	—
Malta	155,070	—	—
Mexico	4,980,129	—	—
Netherlands	15,222,136	—	—
New Zealand	—	579,288	—
Norway	18,025,267	—	—
Philippines	—	300,140	—
Poland	2,462,752	—	—

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3
Portugal	$110,790	$—	$—
Russia	5,629,396	—	—
Singapore	155,165	3,479,625	—
South Africa	5,097,678	—	—
South Korea	1,117,673	10,550,424	—
Spain	8,514,762	—	—
Sweden	13,425,459	—	—
Switzerland	47,230,615	—	—
Taiwan	—	5,263,014	—
Thailand	—	2,171,890	—
Turkey	2,548,415	—	—
Ukraine	100,169	—	—
United Kingdom	149,471,596	1,454,467	—
United States	81,510,235	—	—
Exchange Traded Funds	598,059,024	—	—
Preferred Stocks:
Brazil	915,624	—	—
Germany	1,164,309	—	—
Rights:
France	—	—	—
Unaffiliated Mutual Funds	304,506,690	—	—
Warrants - Luxembourg	—	4,873,464	—
Asset-Backed Securities	—	24,899,620	—
Commercial Mortgage-Backed Securities	—	1,453,405	1,021,344
Corporate Bonds	—	260,551,958	—
Foreign Government Bonds	—	8,966,568	—
Municipal Bonds	—	3,223,506	—
Residential Mortgage-Backed Securities	—	27,641,502	—
U.S. Government Agency Obligations	—	286,205,896	—
U.S. Treasury Obligations	—	360,767,687	—
Affiliated Money Market Mutual Fund	679,301,692	—	—
Other Financial Instruments*
Futures	(5,102,120)	—	—
Foreign Forward Currency Contracts	—	(4,391,134)	—

Total	$2,100,942,291	$1,150,297,677	$1,021,344

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST SCHRODERS GLOBAL TACTICAL PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (7.3% represents investments purchased with collateral from securities on loan)	24.0%
Exchange Traded Funds	21.1
U.S. Treasury Obligations	12.8
Unaffiliated Mutual Funds	10.7
U.S. Government Agency Obligations	10.1
Commercial Banks	6.1
Oil & Gas	3.2
Pharmaceuticals	2.5
Telecommunications	2.5
Insurance	1.7
Food	1.6
Retail	1.5
Metals & Mining	1.2
Residential Mortgage-Backed Securities	1.0
Diversified Financial Services	0.9
Asset-Backed Securities	0.9
Beverages	0.9
Electric	0.8
Chemicals	0.8
Media	0.7
Holding Companies	0.7
Semiconductors	0.6
Auto Manufacturers	0.5
Auto Parts & Equipment	0.5
Commercial Services	0.5
Machinery & Equipment	0.5
Aerospace & Defense	0.4
Agriculture	0.4
Cosmetics/Personal Care	0.4
Real Estate Investment Trusts	0.4

Transportation	0.4%
Construction & Engineering	0.3
Foreign Government Bonds	0.3
Electronics	0.3
Software	0.3
Electronic Components & Equipment	0.3
Healthcare Products	0.3
Distribution/Wholesale	0.3
Tobacco	0.2
Household Products/Wares	0.2
Miscellaneous Manufacturing	0.2
Home Builders	0.2
Hand/Machine Tools	0.2
Real Estate	0.2
Computers	0.2
Healthcare Services	0.2
Water	0.2
Municipal Bonds	0.1
Entertainment	0.1
Pipelines	0.1
Preferred Stocks	0.1
Commercial Mortgage-Backed Securities	0.1
Clothing & Apparel	0.1
Internet	0.1
Metal Fabricate/Hardware	0.1
Household Products	0.1
Advertising	0.1
Office Equipment & Supplies	0.1

115.3
Liabilities in excess of other assets	(15.3)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2012 categorized by risk exposure:

Derivative Fair Value at 9/30/12
Equity contracts	$257,377
Foreign exchange contracts	(4,391,134)
Interest rate contracts	(486,033)

Total	$(4,619,790)

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 82.1%
COMMON STOCKS — 39.2%
Australia — 1.1%
Adelaide Brighton Ltd.	366,563	$1,141,303
Aditya Birla Minerals Ltd.	131,468	65,639
ALS Ltd.	318,065	2,819,665
AMP Ltd.	471,689	2,107,409
Ausdrill Ltd.	65,658	196,288
BHP Billiton Ltd.	130,244	4,450,291
Breville Group Ltd.	83,399	486,748
Cabcharge Australia Ltd.	46,091	260,512
Cardno Ltd.	113,861	855,986
carsales.com Ltd.(a)	145,024	1,161,201
Coca-Cola Amatil Ltd.	1	14
Credit Corp. Group Ltd.	17,965	118,155
CSR Ltd.	71,599	115,394
David Jones Ltd.	73,290	190,304
Decmil Group Ltd.	45,621	128,126
Fleetwood Corp. Ltd.	52,112	546,820
Flight Centre Ltd.	8,045	195,387
Forge Group Ltd.	75,327	306,433
GrainCorp Ltd.	64,693	601,715
Grange Resources Ltd.	355,576	96,978
GUD Holdings Ltd.	47,653	404,537
iiNET Ltd.	52,931	201,921
Iluka Resources Ltd.	150,477	1,538,167
Imdex Ltd.	84,831	143,816
Investa Office Fund, REIT	257,905	770,703
IOOF Holdings Ltd.	114,632	677,944
Iress Ltd.	73,728	566,830
JB Hi-Fi Ltd.(a)	67,298	630,283
Leighton Holdings Ltd.	23,737	406,139
M2 Telecommunications Group Ltd.	149,413	535,536
Macmahon Holdings Ltd.	344,428	97,844
Macquarie Group Ltd.	35,079	1,028,611
Metcash Ltd.	117,343	429,598
Mineral Resources Ltd.	214,850	1,700,827
Monadelphous Group Ltd.	140,088	2,849,204
Mount Gibson Iron Ltd.	737,623	569,537
NRW Holdings Ltd.	383,309	811,095
OrotonGroup Ltd.	7,593	54,908
OZ Minerals Ltd.	24,861	172,591
Perilya Ltd.*	283,604	91,978
Platinum Asset Management Ltd.	49,811	182,616
Qantas Airways Ltd.*	93,944	118,227
Ramelius Resources Ltd.*	78,488	31,939
RCR Tomlinson Ltd.	74,408	129,699
Rio Tinto Ltd.	26,560	1,458,869
Sedgman Ltd.	24,847	29,265
Skilled Group Ltd.	104,627	279,562
SMS Management & Technology Ltd.	69,153	450,193
SP AusNet	219,054	237,481
Telstra Corp. Ltd.	1,075,505	4,360,096
TPG Telecom Ltd.	30,706	70,649
Watpac Ltd.	1,077	764
Wotif.com Holdings Ltd.(a)	238,090	947,825

		37,823,622

Austria — 0.1%
AMAG Austria Metall AG	1,775	48,585
Lenzing AG	3,598	307,470
Oesterreichische Post AG	59,367	2,124,664
OMV AG	49,218	1,722,548

	Shares	Value
COMMON STOCKS (Continued)
Austria (cont’d.)
Raiffeisen Bank International AG	8,394	$304,023
Vienna Insurance Group AG Wiener Versicherung Gruppe	4,617	195,791
Voestalpine AG	2,623	78,503

		4,781,584

Belgium — 0.3%
Ageas	7,127	170,899
Barco NV	6,551	445,331
Belgacom SA	152,487	4,653,893
Colruyt SA	37,574	1,636,602
Delhaize Group SA	6,925	267,370
EVS Broadcast Equipment SA	1,005	55,495
KBC Groep NV	10,534	252,730
Mobistar SA	50,693	1,599,261

		9,081,581

Bermuda — 0.5%
Arch Capital Group Ltd.*	97,800	4,076,304
AXIS Capital Holdings Ltd.	127,000	4,434,840
Catlin Group Ltd.	313,999	2,412,023
Hiscox Ltd.	190,789	1,497,303
Lancashire Holdings Ltd.	164,042	2,181,417
RenaissanceRe Holdings Ltd.	25,700	1,979,928
SeaCube Container Leasing Ltd.	6,800	127,500
Validus Holdings Ltd.	12,100	410,311

		17,119,626

Brazil — 0.2%
Cia Energetica de Minas Gerais, ADR	68,936	835,504
Cielo SA	28,080	700,044
CPFL Energia SA, ADR	7,600	166,516
EDP—Energias do Brasil SA	67,200	421,647
Eternit SA	30,100	145,507
Light SA	15,000	174,325
Natura Cosmeticos SA	19,600	530,788
Santos Brasil Participacoes SA, UTS	20,600	292,653
Tractebel Energia SA	132,300	2,085,083
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	20,800	383,732

		5,735,799

British Virgin Islands
Polo Resources Ltd.*	963,646	46,216

Cambodia
NagaCorp Ltd.	1,910,000	1,070,294

Canada — 1.3%
Agrium, Inc.	32,600	3,382,362
Amerigo Resources Ltd.	34,700	18,001
Atco Ltd. (Class I Stock)	24,200	1,895,433
Bank of Montreal	17,100	1,010,589
Baytex Energy Corp.	14,000	665,324
Bird Construction, Inc.	3,800	55,661
Calfrac Well Services Ltd.	8,700	209,381
Canadian National Railway Co.	24,100	2,132,498
Canadian Oil Sands Ltd.	314,200	6,727,607
Canyon Services Group, Inc.	25,800	312,298
Chorus Aviation, Inc.	37,200	144,925
CML HealthCare, Inc.	65,900	596,592
Cogeco Cable, Inc.	7,700	292,147
Davis & Henderson Corp.	7,200	151,163

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Canada (cont’d.)
Domtar Corp.	2,600	$203,554
Dundee Corp. (Class A Stock)*	18,700	470,211
Ensign Energy Services, Inc.	40,000	614,383
Essential Energy Services Trust*	17,400	43,009
Freehold Royalties Ltd.	13,200	265,316
Great-West Lifeco, Inc.	36,500	830,170
Husky Energy, Inc.	63,100	1,695,760
IAMGOLD Corp.	36,200	574,060
Industrial Alliance Insurance and Financial Services, Inc.	9,400	268,107
MacDonald Dettwiler & Associates Ltd.	21,700	1,134,554
Magna International, Inc.	6,600	285,389
Manulife Financial Corp.	33,600	405,005
Medical Facilities Corp.	17,600	257,439
Nevsun Resources Ltd.	259,100	1,214,984
Pan American Silver Corp.	72,500	1,554,572
Pason Systems, Inc.	43,500	726,106
Potash Corp. of Saskatchewan, Inc.	15,700	682,393
Power Corp. of Canada	107,200	2,606,123
Power Financial Corp.	98,300	2,540,742
Research In Motion Ltd.*(a)	67,000	512,501
Rogers Communications, Inc. (Class B Stock)	55,000	2,226,630
Suncor Energy, Inc.	133,900	4,404,767
Teck Resources Ltd. (Class B Stock)	25,000	737,717
Transcontinental, Inc. (Class A Stock)	6,100	51,811
TransGlobe Energy Corp.*	34,400	374,407
Trican Well Service Ltd.	80,800	1,051,197
Trinidad Drilling Ltd.	12,500	87,097
Vermilion Energy, Inc.	16,500	775,404
Wajax Corp.	26,900	1,214,618

		45,402,007

Cayman Islands
Herbalife Ltd.(a)	10,900	516,660

Chile
Administradora de Fondos de Pensiones Provida SA	7,172	44,146
Aguas Andinas SA (Class A Stock)	933,030	625,869
ENTEL Chile SA	38,109	794,163
Sigdo Koppers SA	76,437	185,956

		1,650,134

China — 0.7%
Agile Property Holdings Ltd.	54,000	60,359
Anta Sports Products Ltd.	876,000	669,841
Asia Cement China Holdings Corp.	496,500	208,212
Beijing Capital Land Ltd. (Class H Stock)	296,000	84,436
BYD Electronic International Co. Ltd.	90,500	19,214
Changshoushou Food Co. Ltd.	107,000	49,457
Chaowei Power Holdings Ltd.	350,000	190,988
China Automotive Systems, Inc.*	7,100	27,406
China BlueChemical Ltd. (Class H Stock)	1,222,000	720,620
China Communications Services Corp. Ltd. (Class H Stock)	242,000	139,521
China Construction Bank Corp. (Class H Stock)	3,078,000	2,122,867
China Green Agriculture, Inc.*	21,200	69,536
China Lilang Ltd.	373,000	195,209
China Rare Earth Holdings Ltd.	968,000	213,653
China Shanshui Cement Group Ltd.	605,000	390,606

	Shares	Value
COMMON STOCKS (Continued)
China (cont’d.)
China Shenhua Energy Co. Ltd. (Class H Stock)	491,500	$1,899,206
China Shineway Pharmaceutical Group Ltd.	118,000	169,066
CNOOC Ltd.	2,867,000	5,820,985
Daqing Dairy Holdings Ltd.*	329,000	—
Dongfeng Motor Group Co. Ltd. (Class H Stock)	1,244,000	1,445,578
Dongyue Group	951,000	418,871
Great Wall Motor Co. Ltd. (Class H Stock)	528,000	1,385,264
Great Wall Technology Co. Ltd. (Class H Stock)	82,000	15,079
Guangshen Railway Co. Ltd. (Class H Stock)	196,000	63,247
Guangzhou R&F Properties Co. Ltd. (Class H Stock)	381,200	436,292
Haitian International Holdings Ltd.	133,000	150,036
Jiangsu Expressway Co. Ltd. (Class H Stock)	276,000	227,831
Kingsoft Corp. Ltd.	137,000	86,114
Lonking Holdings Ltd.	603,000	100,213
Minth Group Ltd.	62,000	65,155
Prince Frog International Holdings Ltd.	556,000	178,345
Shenzhou International Group Holdings Ltd.	1,007,000	1,719,996
Sino-Ocean Land Holdings Ltd.	809,479	455,542
Sohu.com, Inc.*(a)	19,200	808,128
Tiangong International Co. Ltd.	624,000	126,336
Travelsky Technology Ltd. (Class H Stock)	84,000	44,513
Universal Travel Group*(a)	29,800	20,562
Xiwang Sugar Holdings Co. Ltd.	238,000	23,723
Yangzijiang Shipbuilding Holdings Ltd.	3,844,000	3,052,581
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	396,000	596,397
Zhejiang Expressway Co. Ltd. (Class H Stock)	164,000	114,014
Zijin Mining Group Co. Ltd. (Class H Stock) .	1,074,000	430,341
Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (Class H Stock)	925,400	1,042,193

		26,057,533

Colombia — 0.1%
Pacific Rubiales Energy Corp.	57,400	1,371,504
Petrominerales Ltd.	100,200	811,303

		2,182,807

Cyprus
Globaltrans Investment PLC	8,578	177,994
ProSafe SE	68,318	563,821
Songa Offshore SE*	38,510	81,135

		822,950

Czech Republic — 0.1%
CEZ A/S	47,929	1,788,347
Philip Morris CR A/S	299	173,284
Telefonica Czech Republic A/S	24,298	491,255

		2,452,886

Denmark — 0.1%
AP Moller - Maersk A/S (Class B Stock)	139	994,791
H. Lundbeck A/S	181,996	3,381,741

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Denmark (cont’d.)
Pandora A/S	14,193	$193,268

		4,569,800

Finland — 0.3%
Elisa Oyj	244,859	5,534,799
Orion Oyj (Class B Stock)	195,738	4,188,026
PKC Group Oyj	14,402	260,027
Tieto Oyj	43,347	748,649
UPM-Kymmene Oyj	11,180	126,356

		10,857,857

France — 0.9%
Alten Ltd.	13,266	424,312
April.	2,005	33,495
AXA SA	27,733	413,048
BioMerieux	9,192	853,194
BNP Paribas SA	107,063	5,087,756
Bouygues SA	4,624	112,899
Cegid Group	897	16,714
Christian Dior SA	13,929	1,868,703
Cie Generale des Etablissements Michelin (Class B Stock)	65,317	5,116,714
CNP Assurances SA	149,668	1,955,043
Credit Agricole SA*	8,212	56,669
Euler Hermes SA	6,033	399,032
Faurecia	14,992	248,236
Fonciere des Regions, REIT	3,276	246,275
GDF Suez	7,993	178,722
M6-Metropole Television SA	95,652	1,305,385
Mercialys SA, REIT	52,261	1,078,221
Natixis	41,613	131,013
Neopost SA(a)	21,162	1,168,536
Nexity SA	7,732	223,461
Plastic Omnium SA	13,642	339,744
Renault SA	6,401	300,399
Sanofi	44,395	3,785,253
Societe BIC SA	12,076	1,459,027
Societe Generale SA*	29,711	843,780
Societe Internationale de Plantations d’Heveas SA	396	33,678
Total SA	33,452	1,659,317
Valeo SA	16,031	741,623
Vinci SA	8,634	367,748
Vivendi SA	24,845	484,493

		30,932,490

Gabon
Total Gabon	888	400,535

Germany — 0.5%
ADVA Optical Networking SE*	18,601	118,751
Aurubis AG	10,181	593,318
Axel Springer AG	44,912	1,946,121
BASF SE	62,814	5,299,210
Bayerische Motoren Werke AG	4,001	292,602
Bechtle AG	11,700	451,052
Bijou Brigitte AG	1,621	118,172
Deutsche Bank AG	3,498	138,202
Drillisch AG	53,743	651,880
Freenet AG	59,905	977,657
Gerry Weber International AG	4,902	202,586
Gesco AG	862	72,976

	Shares	Value
COMMON STOCKS (Continued)
Germany (cont’d.)
Hannover Rueckversicherung AG	28,891	$1,846,109
Hugo Boss AG*	3,177	279,658
K+S AG	8,775	431,488
Kontron AG	5,493	24,466
Leoni AG	10,834	404,580
Muenchener Rueckversicherungs- Gesellschaft AG	8,224	1,284,042
NORMA Group	11,143	300,705
Rational AG	835	209,292
SMA Solar Technology AG(a)	21,796	762,263
Software AG	29,459	1,060,733
Takkt AG	5,579	68,108
Wacker Chemie AG(a)	2,031	130,392
Wincor Nixdorf AG	4,881	190,867

		17,855,230

Greece
Safe Bulkers, Inc., ADR	4,600	26,680

Guernsey — 0.3%
HICL Infrastructure Co. Ltd.	5,234,388	10,261,351

Hong Kong — 0.9%
Bonjour Holdings Ltd.	408,000	54,397
Bosideng International Holdings Ltd.	630,000	176,447
Champion, REIT	430,000	195,848
Chaoda Modern Agriculture Holdings Ltd.*	1,052,000	—
China Green Holdings Ltd.*	492,000	114,246
China Mobile Ltd.	981,000	10,875,280
China South City Holdings Hkd	444,000	62,838
China Travel International Inv HK	232,000	41,728
CIMC Enric Holdings Ltd.	286,000	170,724
Citic Resources Holdings Ltd.*	400,000	53,795
City Telecom HK Ltd.	128,000	30,213
CSI Properties Ltd.	3,920,000	164,690
Dah Sing Financial Holdings Ltd.	106,800	367,427
Emperor International Holdings	352,000	87,253
First Pacific Co. Ltd.	3,580,000	3,871,428
Giordano International Ltd.	1,272,000	1,066,594
Great Eagle Holdings Ltd.	335,123	1,017,510
Guangdong Investment Ltd.	2,112,000	1,668,412
Henderson Land Development Co. Ltd.	30,000	214,844
Hongkong Land Holdings Ltd.	55,000	330,550
Hopson Development Holdings Ltd.*	138,000	102,616
Hutchison Telecommunications Hong Kong Holdings Ltd.	580,000	255,944
K Wah International Holdings Ltd.	177,000	84,090
Kingboard Chemical Holdings Ltd.	24,000	57,275
Kowloon Development Co. Ltd.	47,000	53,908
Lee & Man Chemical Co. Ltd.	46,000	21,291
Luk Fook Holdings International Ltd.	244,000	804,036
New World China Land Ltd.	158,000	60,824
New World Development Ltd.	611,000	941,550
Norstar Founders Group Ltd.*	84,000	—
Pacific Textile Holdings Ltd.	79,000	51,228
Ports Design Ltd.	566,000	435,372
Real Nutriceutical Groupp Ltd.	990,000	303,910
Regent Manner International Holdings Ltd.	162,000	35,561
REXLot Holdings Ltd.	1,650,000	125,105
Shenzhen International Holdings Ltd.	1,300,000	88,557
Shenzhen Investment Ltd.	1,382,000	319,426
Singamas Container Holdings Ltd.	316,000	76,947

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Hong Kong (cont’d.)
SinoMedia Holding Ltd.	287,000	$120,514
SJM Holdings Ltd.	234,000	505,657
SmarTone Telecommunications Holding Ltd.	1,165,500	2,314,037
Stelux Holdings International Ltd.	490,600	94,479
SUNeVision Holdings Ltd.	314,000	75,155
Swire Pacific Ltd.	37,000	451,725
Television Broadcasts Ltd.	17,000	125,505
Tianneng Power International Ltd.	842,000	509,620
TPV Technology Ltd.	404,000	88,365
VTech Holdings Ltd.	182,900	2,236,547
Wheelock & Co. Ltd.	361,000	1,550,921
XTEP International Holdings	598,500	213,871
YGM Trading Ltd.	9,000	20,089
Yuexiu Real Estate Investment Trust, REIT	68,000	33,221

		32,721,570

Indonesia — 0.3%
Astra Agro Lestari Tbk PT	87,000	198,877
Bakrie Sumatera Plantations Tbk PT	1,390,000	20,056
Indo Tambangraya Megah Tbk PT	620,500	2,722,298
Perusahaan Gas Negara Persero Tbk PT	5,913,000	2,541,437
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	5,335,000	1,358,334
Tambang Batubara Bukit Asam Tbk PT	596,500	1,006,134
Telekomunikasi Indonesia Tbk PT	3,239,000	3,179,476

		11,026,612

Ireland — 0.2%
Accenture PLC (Class A Stock)	37,900	2,654,137
Anglo Irish Bank Corp. PLC*	20,646	—
Beazley PLC	281,872	764,683
DCC PLC	9,232	265,744
Irish Bank Resolution Corp.*	2,500	—
Paddy Power PLC	6,531	483,333
Seagate Technology PLC	86,800	2,690,800
Total Produce PLC	67,493	40,802

		6,899,499

Isle of Man
Eros International PLC*	68,052	255,496
Playtech Ltd.	72,981	436,281

		691,777

Israel — 0.3%
Bank Hapoalim BM*	178,448	635,362
Bank Leumi Le-Israel BM*	26,908	75,202
Bezeq Israeli Telecommunication Corp. Ltd. (The)	1,151,550	1,337,303
Cellcom Israel Ltd.	31,168	267,688
First International Bank of Israel Ltd.*	4,056	47,703
Israel Chemicals Ltd.	514,747	6,240,552
Israel Discount Bank Ltd. (Class A Stock)*	406,714	485,710
Osem Investments Ltd.	2,641	36,373
Partner Communications Co. Ltd.	26,723	144,119

		9,270,012

Italy — 0.4%
Atlantia SpA	9,660	149,956
Autostrada Torino-Milano SpA	7,591	68,771
Azimut Holding SpA	74,099	854,608
Banca Monte dei Paschi di Siena SpA*	126,844	36,773
Banca Popolare di Milano Scarl*	74,394	39,091

	Shares	Value
COMMON STOCKS (Continued)
Italy (cont’d.)
Beni Stabili SpA, REIT	161,549	$85,115
Cairo Communication SpA	12,821	43,792
Danieli & C Officine Meccaniche SpA	7,527	188,325
De’longhi SpA	128,622	1,504,100
DiaSorin SpA	60,459	2,105,475
Enel SpA	335,984	1,188,193
Eni SpA	141,016	3,084,238
Exor SpA	12,850	323,157
Geox SpA	45,256	119,569
Intesa Sanpaolo SpA	289,849	440,632
Mediaset SpA	132,050	247,918
Mediobanca SpA	56,411	301,417
Recordati SpA	312,128	2,218,083
Snam SpA, 144A*	45,153	200,182
Societa Iniziative Autostradali e Servizi SpA	25,051	201,038
Terna Rete Elettrica Nazionale SpA	172,130	641,467
Tod’s SpA	5,254	567,814
UniCredit SpA*	185,054	768,581

		15,378,295

Japan — 3.5%
Aeon Delight Co. Ltd.	56,100	1,235,804
Aeon Mall Co. Ltd.	16,000	390,688
Ai Holdings Corp.	56,900	368,818
Ain Pharmaciez, Inc.	13,100	935,708
Alpen Co. Ltd.	13,900	261,441
Amada Co. Ltd.	31,000	135,456
AOKI Holdings, Inc.	2,300	49,785
Aoyama Trading Co. Ltd.	12,000	229,419
Arnest One Corp.	16,500	254,139
Asahi Glass Co. Ltd.	34,000	226,183
Asahi Holdings, Inc.	21,500	360,834
Asahi Net, Inc.	3,000	15,323
Bank of Nagoya Ltd. (The)	11,000	38,592
Bank of Yokohama Ltd. (The)	71,000	337,623
Belluna Co. Ltd.	10,150	82,274
Bridgestone Corp.	20,300	470,803
Broccoli Co. Ltd.	61,000	123,514
Canon Electronics, Inc.	10,700	235,560
Canon, Inc.	21,100	677,261
Cawachi Ltd.	7,100	147,868
Central Glass Co. Ltd.	15,000	44,505
Charle Co. Ltd.	10,100	65,568
Chiba Bank Ltd. (The)	98,000	569,696
Chori Co. Ltd.	15,800	180,583
Chugoku Bank Ltd. (The)	10,000	140,892
Chugoku Marine Paints Ltd.	11,000	52,943
Clarion Co. Ltd.*	18,000	28,606
CMIC Holdings Co. Ltd.	3,300	54,572
Cocokara Fine, Inc.	2,300	80,234
Corona Corp.	4,400	56,852
Cosmos Pharmaceutical Corp.	16,700	1,532,753
Create SD Holdings Co. Ltd.	6,900	195,264
CSI Co. Ltd.	5,400	36,490
CyberAgent, Inc.	287	616,947
Dai Nippon Printing Co. Ltd.	26,000	181,299
Daiichi Jitsugyo Co. Ltd.	9,000	39,212
Daiichikosho Co. Ltd.	22,700	545,393
Daishi Bank Ltd. (The)	10,000	32,574
Daiwa House Industry Co. Ltd.(a)	124,000	1,796,747
Daiwa Industries Ltd.	5,000	23,194

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Daiwa Office Investment Corp., REIT	35	$116,044
DCM Holdings Co. Ltd.	16,600	110,580
Dena Co. Ltd.(a)	52,800	1,751,525
Doshisha Co. Ltd.	1,400	40,573
Dr. Ci:Labo Co. Ltd.(a)	497	1,679,445
Dydo Drinco, Inc.	1,000	45,516
Eighteenth Bank Ltd. (The)	10,000	26,495
Elecom Co. Ltd.	3,900	57,041
EPS Corp.	103	294,075
ESPEC Corp.	15,200	128,033
Exedy Corp.	8,500	168,749
FamilyMart Co. Ltd.	63,000	3,095,156
FCC Co. Ltd.	7,100	114,045
Fuji Machine Manufacturing Co. Ltd.	1,600	21,553
Fuji Media Holdings, Inc.	346	566,043
Fuji Seal International, Inc.	14,100	291,860
FUJIFILM Holdings Corp.	10,600	177,534
Fukui Bank Ltd.	16,000	39,498
Fuyo General Lease Co. Ltd.	1,200	35,030
Gree, Inc.(a)	68,300	1,246,927
Gunma Bank Ltd. (The)	40,000	203,134
Gurunavi, Inc.	5,100	57,722
Hachijuni Bank Ltd. (The)	93,000	515,622
Hankyu Reit, Inc., REIT	10	49,376
Happinet Corp.	10,200	85,041
Hard Off Corp. Co. Ltd.	30,500	205,925
Heiwa Corp.	17,400	291,898
Heiwa Real Estate REIT, Inc., REIT	75	50,588
Heiwado Co. Ltd.	2,200	31,872
Higashi-Nippon Bank Ltd. (The)	18,000	39,425
Higo Bank Ltd. (The)	49,000	297,830
HI-LEX Corp.	1,200	17,458
Hitachi Ltd.	47,000	260,996
Hogy Medical Co. Ltd.	8,200	439,229
Hoya Corp.	18,900	414,631
Hyakugo Bank Ltd. (The)	14,000	63,018
Idemitsu Kosan Co. Ltd.	2,800	229,012
Imasen Electric Industrial	1,700	21,635
Inaba Denki Sangyo Co. Ltd.	3,700	105,841
Inabata & Co. Ltd.	19,100	123,643
Infocom Corp.	172	189,201
Inpex Corp.	485	2,883,202
Ishihara Sangyo Kaisha Ltd.*	177,000	135,911
ITC Networks Corp.	7,200	54,277
ITOCHU Corp.	92,000	928,767
Iyo Bank Ltd. (The)	67,000	545,331
J Trust Co. Ltd.	19,800	230,730
Jaccs Co. Ltd.	31,000	118,174
Japan Digital Laboratory Co. Ltd.	3,500	38,170
Japan Tobacco, Inc.	54,200	1,622,409
JGC Corp.	72,000	2,397,905
JSP Corp.	4,100	60,143
Jupiter Telecommunications Co. Ltd.	386	391,738
JVC Kenwood Corp.	38,000	135,910
Kagoshima Bank Ltd. (The)	62,000	408,390
Kaken Pharmaceutical Co. Ltd.	159,000	2,373,485
Kamei Corp.	8,000	77,632
Kanematsu Electronics Ltd.	1,000	11,163
Kato Sangyo Co. Ltd.	4,000	76,634
KDDI Corp.	53,300	4,134,079
Keiyo Bank Ltd. (The)	25,000	114,454

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Kenedix Realty Investment Corp., REIT	19	$68,323
Kinden Corp.	40,000	251,658
Kinki Sharyo Co. Ltd.	60,000	193,471
Kintetsu World Express, Inc.	12,700	406,463
Kobayashi Pharmaceutical Co. Ltd.	11,000	586,992
Kohnan Shoji Co. Ltd.	13,100	154,397
Konami Corp.	10,900	247,496
Kosaido Co. Ltd.*	24,800	81,758
K’s Holdings Corp.	5,300	131,864
Kuraray Co. Ltd.	78,000	885,797
Kurita Water Industries Ltd.	23,600	521,774
Kuroda Electric Co. Ltd.	18,600	226,727
Kyokuto Securities Co. Ltd.	5,100	36,944
KYORIN Holdings, Inc.	25,000	615,998
Lasertec Corp.	8,100	155,547
Lawson, Inc.	39,700	3,047,550
Macnica, Inc.	9,100	189,559
Maeda Road Construction Co. Ltd.	118,000	1,539,486
Marubeni Corp.	108,000	686,611
Marudai Food Co. Ltd.	11,000	40,701
Max Co. Ltd.	5,000	58,753
Medical System Network Co. Ltd.	15,400	115,375
Megane TOP Co. Ltd.	20,900	241,645
Meitec Corp.	5,300	120,396
Melco Holdings, Inc.	2,100	40,832
MID Reit, Inc., REIT	43	112,464
Ministop Co. Ltd.	12,100	201,458
Miraca Holdings, Inc.	50,800	2,281,335
Mitsubishi Corp.	6,600	119,545
Mitsubishi UFJ Financial Group, Inc.	311,700	1,458,617
Mitsui & Co. Ltd.	42,000	589,246
Mitsui Chemicals, Inc.	48,000	93,517
Mitsui Engineering & Shipbuilding Co. Ltd.	79,000	90,933
Mitsui Knowledge Industry Co. Ltd.	153	26,149
Mochida Pharmaceutical Co. Ltd.	58,000	716,772
Moonbat Co. Ltd.	19,000	33,009
Moshi Moshi Hotline, Inc.	93,600	1,367,511
MTI Ltd.	51	48,876
Musashi Seimitsu Industry Co. Ltd.	6,100	112,062
Nachi-Fujikoshi Corp.	23,000	66,416
Namco Bandai Holdings, Inc.	35,100	594,632
Namura Shipbuilding Co. Ltd.	21,100	65,369
NEC Capital Solutions Ltd.	2,500	34,496
NEC Fielding Ltd.	4,000	48,859
NEC Mobiling Ltd.	10,900	429,505
NEC Networks & System Integration Corp.	12,700	212,268
NET One Systems Co. Ltd.	120,300	1,516,073
Nichiha Corp.	9,500	116,769
Nifty Corp.	28	50,161
Nihon Parkerizing Co. Ltd.	6,000	91,201
Nippo Corp.	29,000	336,115
Nippon Carbon Co. Ltd.	76,000	139,023
Nippon Densetsu Kogyo Co. Ltd.	4,000	38,750
Nippon Electric Glass Co. Ltd.	38,000	209,395
Nippon Pillar Packing Co. Ltd.	11,000	75,275
Nippon Road Co. Ltd. (The)	6,000	21,249
Nippon Shokubai Co. Ltd.	66,000	738,152
Nippon Telegraph & Telephone Corp.	35,800	1,703,367
Nishi-Nippon City Bank Ltd. (The)	97,000	224,516
Nisshin Fudosan Co.	22,000	128,764
Nitori Holdings Co. Ltd.	17,650	1,638,169

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Nitta Corp.	4,200	$66,461
Nittetsu Mining Co. Ltd.	8,000	32,933
Nomura Holdings, Inc.	133,600	477,100
Nomura Research Institute Ltd.	52,500	1,081,943
Noritake Co. Ltd.	40,000	100,387
NSD Co. Ltd.	5,900	57,534
NTT DOCOMO, Inc.	6,358	10,272,466
Nuflare Technology, Inc.	99	870,522
Obic Co. Ltd.	2,710	567,003
Okabe Co. Ltd.	12,600	79,432
Oracle Corp. Japan	7,300	375,952
ORIX Corp.	2,240	224,358
Orix JREIT, Inc., REIT	32	156,302
Otsuka Holdings Co. Ltd.	216,000	6,694,046
Pacific Industrial Co. Ltd.	3,000	16,740
Pal Co. Ltd.	3,950	225,490
PanaHome Corp.	11,000	64,042
Point, Inc.	18,670	671,867
Press Kogyo Co. Ltd.	15,000	60,000
Riso Kagaku Corp.	4,200	73,763
Riso Kyoiku Co. Ltd.	700	54,075
Round One Corp.	31,000	148,854
Ryohin Keikaku Co. Ltd.	17,600	1,109,356
Sakai Ovex Co. Ltd.	30,000	42,693
San-In Godo Bank Ltd. (The)	56,000	407,785
Santen Pharmaceutical Co. Ltd.	54,700	2,509,082
Sawai Pharmaceutical Co. Ltd.	10,100	1,171,939
Sekisui Jushi Corp.	1,000	10,439
Senko Co. Ltd.	12,000	52,101
Seria Co. Ltd.	15,800	263,175
Shimachu Co. Ltd.	11,600	241,768
Shimamura Co. Ltd.	24,400	2,840,601
Shionogi & Co. Ltd.	15,000	228,584
Shizuoka Gas Co. Ltd.	5,000	36,606
Showa Corp.	24,400	215,021
Sintokogio Ltd.	6,600	45,329
Sodick Co. Ltd.	15,700	66,500
Softbank Corp.	71,500	2,890,855
Sogo Medical Co. Ltd.	5,000	180,599
Sony Financial Holdings, Inc.	78,500	1,338,408
St. Marc Holdings Co. Ltd.	1,200	44,825
Star Micronics Co. Ltd.	14,400	138,194
Studio Alice Co. Ltd.	18,300	292,291
Sugi Holdings Co. Ltd.	47,900	1,681,694
Sumikin Bussan Corp.	45,000	111,764
Sumitomo Corp.	9,000	121,074
Sumitomo Heavy Industries Ltd.	161,000	548,836
Sumitomo Metal Mining Co. Ltd.	38,000	478,094
Sumitomo Mitsui Financial Group, Inc.	8,200	255,497
Sumitomo Mitsui Trust Holdings, Inc.	93,000	276,103
Sumitomo Precision Products Co. Ltd.	27,000	111,126
Sundrug Co. Ltd.	38,600	1,402,087
T. RAD Co. Ltd.	26,000	57,251
Tachi-S Co. Ltd.	4,200	71,235
Taihei Kogyo Co. Ltd.	18,000	69,076
Taiho Kogyo Co. Ltd.	3,800	37,674
Taikisha Ltd.	14,700	308,165
Taka-Q Ltd.	39,000	142,427
Takeda Pharmaceutical Co. Ltd.	33,300	1,532,052
TBK Co. Ltd.	12,000	54,845
Temp Holdings Co. Ltd.	4,100	49,509

	Shares	Value
COMMON STOCKS (Continued)
Japan (cont’d.)
Toa Corp.	7,000	$51,858
TOA ROAD Corp.	26,000	62,469
Toagosei Co. Ltd.	82,000	308,361
Tocalo Co. Ltd.	9,200	140,965
Tochigi Bank Ltd. (The)	5,000	18,430
Tokai Corp.	7,900	202,179
Tokai Rubber Industries Ltd.	6,100	58,241
Token Corp.	620	26,262
Tokyo Derica Co. Ltd.	15,500	207,325
Tokyo Ohka Kogyo Co. Ltd.	9,300	199,259
Tokyo Seimitsu Co. Ltd.	46,300	641,567
Tokyu REIT, Inc., REIT	28	144,102
Tomen Electronics Corp.	4,400	54,284
TOMONY Holdings, Inc.	6,100	27,212
Toppan Printing Co. Ltd.	32,000	185,595
Topre Corp.	5,000	42,246
Topy Industries Ltd.	17,000	34,124
Tosoh Corp.	59,000	112,017
Totetsu Kogyo Co. Ltd.	4,000	50,849
Touei Housing Corp.	5,600	59,728
Toyo Corp.	4,600	49,968
Transcosmos, Inc.	4,200	53,533
Trend Micro, Inc.	28,000	780,695
Tsukui Corp.	20,400	409,516
Tsuruha Holdings, Inc.	27,300	2,042,389
Unipres Corp.	62,900	1,392,145
United Arrows Ltd.	34,400	918,512
Universal Entertainment Corp.	52,000	1,052,327
UNY Co. Ltd.	16,000	124,082
USS Co. Ltd.	12,710	1,342,297
Valor Co. Ltd.	11,400	188,992
Village Vanguard Co. Ltd.	32	28,880
VT Holdings Co. Ltd.	8,400	72,167
Wakita & Co. Ltd.	36,000	244,808
Warabeya Nichiyo Co. Ltd.	3,300	57,155
Welcia Holdings Co. Ltd.	6,500	211,388
Yachiyo Bank Ltd. (The)	1,300	25,150
Yahoo! Japan Corp.	2,508	954,172
Yamada Denki Co. Ltd.	6,960	305,315
YA-MAN Ltd.	3,300	50,029
Yamaya Corp.	2,900	43,658
Yamazen Corp.	26,200	167,077
Yellow Hat Ltd.	5,000	69,054
Yonekyu Corp.	5,000	43,045
Yorozu Corp.	19,800	309,023
Yuasa Trading Co. Ltd.	53,000	92,315
Yusen Logistics Co. Ltd.	17,900	162,985
Zappallas, Inc.	192	170,745
Zeon Corp.	27,000	187,734

		127,647,034

Luxembourg
APERAM.	8,116	130,942
Oriflame Cosmetics SA, SDR	30,111	1,030,929

		1,161,871

Malaysia — 0.2%
AMMB Holdings Bhd	570,000	1,184,171
APM Automotive Holdings Bhd	11,100	17,986
Berjaya Sports Toto Bhd	285,200	403,941
BIMB Holdings Bhd	176,300	173,850

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Malaysia (cont’d.)
British American Tobacco Malaysia Bhd	19,100	$376,936
Coastal Contracts Bhd	90,100	51,478
DiGi.Com Bhd	253,600	437,132
Hap Seng Plantations Holdings Bhd	401,500	373,720
Kulim Malaysia Bhd	65,300	105,056
Malton Bhd	170,000	28,561
Maxis Bhd	553,700	1,252,574
Mudajaya Group Bhd	214,600	190,643
Petronas Gas Bhd	38,300	237,645
POS Malaysia Bhd	291,100	295,470
TDM Bhd	28,900	32,190
Tradewinds Malaysia Bhd	22,400	52,737
Tradewinds Plantation Bhd	87,200	123,532
WTK Holdings Bhd	173,600	58,915
YTL Power International Bhd	1	1

		5,396,538

Malta
Angler Gaming PLC	14,096	4,528
Unibet Group PLC, SDR	3,704	103,754

		108,282

Mexico — 0.2%
Grupo Herdez SAB de CV	39,800	102,470
Grupo Mexico SAB de CV (Class B Stock)	1,446,582	4,780,826
Grupo Modelo SAB de CV (Class C Stock)	49,800	448,371
Industrias CH SAB de CV (Class B Stock)*	58,600	349,640
Industrias Penoles SAB de CV	4,425	218,298
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	260,800	622,836

		6,522,441

Netherlands — 0.7%
Accell Group	1,847	30,511
Aegon NV	178,707	928,924
Amsterdam Commodities NV	2,926	50,742
BE Semiconductor Industries NV	20,935	151,192
BinckBank NV	23,521	173,042
Heijmans NV, CVA	4,590	37,638
Koninklijke Ahold NV	168,151	2,106,155
Koninklijke Boskalis Westminster NV	14,174	512,368
Koninklijke DSM NV	4,663	232,497
Koninklijke KPN NV	16,382	125,173
LyondellBasell Industries NV	37,200	1,921,752
Nutreco NV	3,884	287,689
Royal Dutch Shell PLC (Class A Stock), (XEQT)	284,306	9,827,858
Royal Dutch Shell PLC (Class A Stock), (XLON)	237,231	8,205,593

		24,591,134

New Zealand
Air New Zealand Ltd.	28,501	27,396
Fisher & Paykel Healthcare Corp. Ltd.	233,337	444,773
Nuplex Industries Ltd.	13,058	31,120
Sky Network Television Ltd.	28,682	120,993
Telecom Corp of New Zealand Ltd.	204,905	403,421

		1,027,703

Norway — 0.7%
Atea ASA	55,784	547,723
Fred Olsen Energy ASA	75,934	3,393,165

	Shares	Value
COMMON STOCKS (Continued)
Norway (cont’d.)
Kvaerner ASA	75,390	$194,762
Seadrill Ltd.	26,814	1,047,023
SpareBank 1 SMN	5,984	38,648
Statoil ASA	404,968	10,454,846
Telenor ASA	51,717	1,008,359
TGS Nopec Geophysical Co. ASA	95,136	3,103,723
Yara International ASA	115,615	5,791,950

		25,580,199

Philippines — 0.1%
DMCI Holdings, Inc.	608,250	844,549
First Philippine Holdings Corp.	73,430	138,978
Manila Water Co., Inc.	261,200	169,233
Megaworld Corp.	8,049,000	428,511
Philippine National Bank*	85,190	149,474
Union Bank of Philippines	30,350	76,393

		1,807,138

Poland — 0.3%
Asseco Poland SA	39,429	549,900
Grupa Lotos SA*	17,618	172,680
Jastrzebska Spolka Weglowa SA	34,441	982,063
KGHM Polska Miedz SA	81,999	3,903,313
PGE SA	177,636	1,025,788
Powszechny Zaklad Ubezpieczen SA	4,776	536,688
Synthos SA	1,005,424	1,788,871
Tauron Polska Energia SA	450,155	688,514

		9,647,817

Portugal
Banco Comercial Portugues SA (Class R Stock)*	485,924	39,964
Banco Espirito Santo SA*	41,304	30,042

		70,006

Puerto Rico
Oriental Financial Group, Inc.	9,200	96,784
Triple-S Management Corp. (Class B Stock)*	14,100	294,690

		391,474

Russia — 0.1%
Alliance Oil Co. Ltd., SDR	55,037	434,847
CTC Media, Inc.	59,300	540,223
Federal Hydrogenerating Co. JSC, ADR	90,228	234,593
Lukoil OAO, ADR	24,430	1,503,422
Mail.ru Group Ltd., GDR	16,126	538,447
Surgutneftegas OAO, ADR	32,547	296,308
Tatneft OAO, ADR	29,100	1,204,740

		4,752,580

Singapore — 0.3%
ComfortDelGro Corp. Ltd.	1,460,000	2,036,652
First Resources Ltd.	398,000	682,880
Hong Leong Asia Ltd.	144,000	200,920
Jardine Cycle & Carriage Ltd.	44,000	1,717,483
Lippo-Malls Indonesia Retail Trust, REIT	100,000	37,000
Starhill Global, REIT	265,000	165,218
StarHub Ltd.	950,000	2,874,959
UMS Holdings Ltd.	462,000	163,093
United Engineers Ltd.	20,000	40,499
UOL Group Ltd.	214,000	996,158

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Singapore (cont’d.)
Wheelock Properties Singapore Ltd.	27,000	$40,882

		8,955,744

South Africa — 0.6%
ABSA Group Ltd.	30,781	512,215
African Rainbow Minerals Ltd.	39,150	766,631
Astral Foods Ltd.	6,729	84,082
AVI Ltd.	29,016	208,338
Bidvest Group Ltd.	38,593	955,203
Coronation Fund Managers Ltd.	314,797	1,172,499
FirstRand Ltd.	97,820	327,790
Gold Fields Ltd.	41,930	537,790
Kumba Iron Ore Ltd.	28,003	1,692,090
Lewis Group Ltd.	106,996	919,294
MMI Holdings Ltd.	50,656	128,968
MTN Group Ltd.	269,312	5,184,005
Net 1 UEPS Technologies, Inc.*	11,800	106,790
Palabora Mining Co. Ltd.	20,528	219,511
Raubex Group Ltd.	22,026	39,961
Reunert Ltd.	115,426	956,220
Sanlam Ltd.	298,535	1,347,586
Sasol Ltd.	40,331	1,804,016
Spar Group Ltd. (The)	6,176	94,981
Standard Bank Group Ltd.	20,526	260,502
Vodacom Group Ltd.	265,102	3,252,062
Woolworths Holdings Ltd.	93,855	685,503

		21,256,037

South Korea — 0.6%
AMOREPACIFIC Group	5,032	2,232,068
AtlasBX Co. Ltd.	6,033	184,926
Chin Yang Industry Co. Ltd.	17,190	39,547
Chinyang Holdings Corp.	72,190	112,501
CJ O Shopping Co. Ltd.	1,252	267,267
Daechang Forging Co. Ltd.	1,220	57,686
Daelim Industrial Co. Ltd.	5,626	476,327
Daewon Pharmaceutical Co. Ltd.	16,380	121,249
Daishin Securities Co. Ltd.	23,920	189,078
Daou Technology, Inc.	22,160	345,941
Digital Power Communications Co. Ltd.	107,050	256,895
Dongbu Insurance Co. Ltd.	31,840	1,381,183
Dongil Industries Co. Ltd.	386	18,353
Dongkook Industrial Co. Ltd.*	19,460	57,411
Dongkuk Steel Mill Co. Ltd.	7,030	102,299
Eugene Technology Co. Ltd.	15,644	191,378
Global & Yuasa Battery Co. Ltd.	7,340	321,942
Hae In Corp.	6,290	23,691
Halla Climate Control Corp.	37,380	770,547
Halla Engineering & Construction Corp.	6,560	63,891
Hana Financial Group, Inc.	12,870	392,519
Hanil E-Wha Co. Ltd.	24,280	211,674
Husteel Co. Ltd.	4,170	108,098
Hwa Shin Co. Ltd.	10,290	91,978
Hyundai Marine & Fire Insurance Co. Ltd.	7,790	241,124
Hyundai Motor Co.	2,521	568,630
Inzi Controls Co. Ltd.	6,720	47,749
Kangwon Land, Inc.	26,340	590,596
KC Tech Co. Ltd.	17,040	66,066
Kia Motors Corp.	85,162	5,291,403
Kolon Corp.	3,080	56,940
Korea Exchange Bank*	117,660	896,298

	Shares	Value
COMMON STOCKS (Continued)
South Korea (cont’d.)
KT&G Corp.	64,074	$4,882,982
Kwang Dong Pharmaceutical Co. Ltd.	10,950	42,567
Kyung Nong Corp.	28,580	82,930
Meritz Fire & Marine Insurance Co. Ltd.	45,130	511,296
Pyeong Hwa Automotive Co. Ltd.	7,667	118,936
Sam Young Electronics Co. Ltd.	7,190	57,436
Samsung Electronics Co. Ltd.	704	848,389
Samsung Publishing Co. Ltd.	16,120	71,803
Samyang Tongsang Co. Ltd.	2,270	47,094
Sebang Co. Ltd.	4,060	58,475
Sejong Industrial Co. Ltd.	15,860	211,222
Simm Tech Co. Ltd.	11,881	133,655
SIMPAC, Inc.	15,500	99,676
SK Hynix, Inc.*	10	203
SK Telecom Co. Ltd., ADR	5,100	74,154
Tae Kyung Chemical Co. Ltd.	10,160	38,221
Tailim Packaging Industrial Co. Ltd.	50,370	86,158
Woori Finance Holdings Co. Ltd.	18,020	177,350
Youngone Holdings Co. Ltd.	770	47,195

		23,366,997

Spain — 0.5%
Abertis Infraestructuras SA	41,152	605,503
Banco Bilbao Vizcaya Argentaria SA	26,581	208,807
Banco Espanol de Credito SA(a)	9,308	33,252
Banco Popular Espanol SA(a)	11,526	25,194
Banco Santander SA*	58,922	438,784
CaixaBank(a)	48,848	183,671
Construcciones y Auxiliar de Ferrocarriles SA	1,153	562,291
Duro Felguera SA	59,244	362,386
Enagas SA	298,087	5,879,919
Indra Sistemas SA(a)	14,673	142,171
Mapfre SA	483,681	1,325,153
Prosegur Cia de Seguridad SA	145,770	666,865
Red Electrica Corp. SA	89,404	4,238,814
Repsol SA	20,731	402,003
Tecnicas Reunidas SA	29,889	1,389,632
Viscofan SA	51,242	2,345,524
Vueling Airlines SA*	1	6

		18,809,975

Sweden — 0.4%
Avanza Bank Holding AB	3,914	86,249
Axfood AB	49,122	1,846,338
Betsson AB	49,349	1,310,955
Bilia AB (Class A Stock)	19,399	258,405
Billerud AB(a)	130,561	1,217,401
Boliden AB	27,115	451,999
Clas Ohlson AB (Class B Stock)	36,172	473,571
Getinge AB	73,385	2,214,241
Haldex AB	21,024	106,259
Hexpol AB	13,366	518,866
HIQ International AB	31,750	167,238
Hoganas AB (Class B Stock)	2,051	71,345
Intrum Justitia AB	33,416	488,360
JM AB	81,011	1,479,923
Kungsleden AB	19,258	108,767
Saab AB	83,101	1,594,009
TeliaSonera AB	377,064	2,713,979

		15,107,905

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Switzerland — 0.7%
ACE Ltd.	46,600	$3,522,960
Allied World Assurance Co. Holdings AG	39,000	3,012,750
Baloise Holding AG	3,176	249,724
BB Biotech AG*	4,984	502,110
EMS-Chemie Holding AG	6,134	1,265,280
Ferrexpo PLC	115,784	362,345
Helvetia Holding AG	5,203	1,814,550
Implenia AG	10,959	443,370
Inficon Holding AG	136	28,747
Komax Holding AG	473	35,481
Novartis AG	22,863	1,399,007
Partners Group Holding AG	2,048	426,149
Roche Holding AG	44,547	8,322,071
Swiss Life Holding AG*	2,064	245,573
Zurich Financial Services AG*	10,585	2,635,839

		24,265,956

Taiwan — 0.5%
Ability Enterprise Co. Ltd.	302,000	272,845
Accton Technology Corp.	229,000	123,032
Advantech Co. Ltd.	33,000	120,256
Alcor Micro Corp.	97,000	138,765
AMPOC Far-East Co. Ltd.	179,000	154,897
Asia Cement Corp.	223,000	281,009
Asia Polymer Corp.	22,400	21,152
ASROCK, Inc.	11,000	39,556
Asustek Computer, Inc.	40,000	433,016
Audix Corp.	71,000	59,020
AV Tech Corp.	58,000	179,599
C Sun Manufacturing Ltd.	85,000	58,894
Cathay Real Estate Development Co. Ltd.	128,000	61,373
Chicony Electronics Co. Ltd.	116,380	272,985
Chien Kuo Construction Co. Ltd.	171,000	82,670
China Metal Products Co. Ltd.	1	1
China Steel Chemical Corp.	63,000	277,573
Chin-Poon Industrial Co.	458,000	540,059
Chipbond Technology Corp.	219,000	346,107
Chun Yuan Steel	9,853	3,929
Compal Electronics, Inc.	221,951	198,895
Continental Holdings Corp.	100,000	39,644
Cyberlink Corp.	48,000	168,595
E Ink Holdings, Inc.	139,000	150,896
Elite Advanced Laser Corp.	16,000	21,286
Farglory Land Development Co. Ltd.	242,000	451,853
Feng Tay Enterprise Co. Ltd.	19,570	21,464
Formosan Rubber Group, Inc.	315,000	225,225
FSP Technology, Inc.	28,279	27,567
GeoVision, Inc.	17,509	69,107
Gigabyte Technology Co. Ltd.	268,000	244,082
Gigastorage Corp.	1,000	767
Grape King Industrial Co.	196,000	444,674
Holiday Entertainment Co. Ltd.	205,000	330,052
HTC Corp.	150,875	1,456,954
ICP Electronics, Inc.	233,000	426,830
LITE-ON IT Corp.	305,868	282,383
Lite-On Technology Corp.	382,905	493,188
Lumax International Corp. Ltd.	158,300	326,755
Macroblock, Inc.	43,000	190,037
Makalot Industrial Co. Ltd.	167,000	481,315
Phihong Technology Co. Ltd.	173,626	153,345
Portwell, Inc.	255,000	269,274

	Shares	Value
COMMON STOCKS (Continued)
Taiwan (cont’d.)
Powertech Technology, Inc.	85,000	$162,443
Prime Oil Chemical Service Corp.	136,000	130,780
Radiant Opto-Electronics Corp.	329,200	1,422,840
Raydium Semiconductor Corp.	9,000	23,571
Rechi Precision Co. Ltd.	135,960	104,848
Richtek Technology Corp.	50,000	298,338
ShenMao Technology, Inc.	53,000	66,349
Sigurd Microelectronics Corp.	303,000	249,964
Silitech Technology Corp.	102,373	198,648
Simplo Technology Co. Ltd.	130,867	781,094
Sincere Navigation Corp.	135,000	117,919
Sirtec International Co. Ltd.	84,000	98,082
Sporton International, Inc.	42,840	95,848
Sunonwealth Electric Machine Industry Co. Ltd.	192,000	119,777
Syncmold Enterprise Corp.	179,000	322,313
Taiwan Line Tek Electronic	105,650	115,170
Taiwan Secom Co. Ltd.	65,000	142,879
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	36,900	583,758
Taiwan Sogo Shin Kong SEC	212,000	247,636
Taiwan Surface Mounting Technology Co. Ltd.	114,811	203,631
Test Research, Inc.	208,658	331,343
Topco Scientific Co. Ltd.	148,740	240,469
Transcend Information, Inc.	140,000	378,027
Tripod Technology Corp.	220,100	538,275
Tsann Kuen Enterprise Co. Ltd.	85,000	181,577
TSRC Corp.	708,290	1,564,813
Vivotek, Inc.	61,000	199,897
Weikeng Industrial Co. Ltd.	90,300	66,056
Wistron Corp.	345,626	413,848
WT Microelectronics Co. Ltd.	1,888	2,362
Zeng Hsing Industrial Co. Ltd.	24,000	81,078
Zenitron Corp.	148,000	96,604

		19,521,163

Thailand — 0.2%
Advanced Info Service PCL, NVDR	501,500	3,482,728
Banpu PCL, NVDR	102,750	1,305,414
BEC World PCL, NVDR	317,400	785,308
Delta Electronics Thailand PCL, NVDR	297,100	247,926
Electricity Generating PCL, NVDR	16,000	67,475
Khon Kaen Sugar Industry PCL, NVDR	398,500	165,311
Lanna Resources PCL, NVDR	191,200	159,613
Property Perfect PCL, NVDR	3,115,500	106,993
PTT Exploration & Production PCL, NVDR	431,800	2,274,915
Samart Corp. PCL, NVDR	119,100	41,348

		8,637,031

Turkey — 0.2%
Alarko Holding A/S	16,461	35,079
Bagfas Bandirma Gubre Fabrik	924	90,485
EGE Seramik Sanayi ve Ticaret A/S	156,732	196,215
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	1	1
Ford Otomotiv Sanayi A/S	118,687	1,228,309
Gubre Fabrikalari TAS*	25,366	179,245
Ipek Dogal Enerji Kaynaklari Ve Uretim A/S*	190,559	434,715
Koza Anadolu Metal Madencilik Isletmeleri A/S*	250,599	606,541

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Turkey (cont’d.)
Park Elektrik Uretim Madencilik Sanayi ve Ticaret A/S	122,336	$456,059
Pinar SUT Mamulleri Sanayii A/S	11,981	99,994
Turk Sise ve Cam Fabrikalari A/S	266,208	368,817
Turk Telekomunikasyon A/S	525,025	2,091,628
Turk Traktor ve Ziraat Makineleri A/S	64,879	1,389,813

		7,176,901

Ukraine
Kernel Holding SA*	4,721	95,786

United Kingdom — 4.6%
Abcam PLC	31,020	201,242
Aberdeen Asset Management PLC	572,791	2,877,505
Aero Inventory PLC*	16,478	—
Afren PLC*	44,923	101,631
African Barrick Gold PLC	33,627	241,531
Amlin PLC	398,191	2,594,508
Anglo American PLC	34,713	1,018,514
Antofagasta PLC	150,116	3,059,189
AON PLC	8,500	444,465
Ashmore Group PLC	350,246	1,925,796
AstraZeneca PLC	225,731	10,771,313
Avocet Mining PLC	80,163	107,118
BAE Systems PLC	227,364	1,193,599
Balfour Beatty PLC	161,891	793,940
Barclays PLC	215,558	747,859
Barratt Developments PLC*	50,757	138,927
Berendsen PLC	10,592	93,302
BG Group PLC	21,488	433,736
BHP Billiton PLC	88,135	2,739,675
Bodycote PLC	90,963	573,889
BP PLC	267,972	1,888,833
British American Tobacco PLC	63,895	3,280,542
British Sky Broadcasting Group PLC	285,946	3,433,088
Brown (N) Group PLC	130,256	577,798
BT Group PLC	138,751	516,897
Carillion PLC	41,188	180,244
Carphone Warehouse Group PLC	103,142	272,316
Centrica PLC	48,366	256,017
Chemring Group PLC	46,049	241,299
Cineworld Group PLC	3,661	14,750
Close Brothers Group PLC	140,404	1,889,753
Cobham PLC	1,133,031	4,056,276
Compass Group PLC	150,519	1,661,307
Computacenter PLC	58,245	357,406
Cookson Group PLC	68,042	655,951
Cranswick PLC	13,541	172,086
Dairy Crest Group PLC	9,832	54,981
Delphi Automotive PLC	117,700	3,648,700
Devro PLC	23,714	125,603
DHT Holdings, Inc.	2,275	14,242
Domino Printing Sciences PLC	16,454	147,065
Drax Group PLC	245,401	2,009,112
Electrocomponents PLC	296,698	959,656
EnQuest PLC*	1,431,807	2,654,278
Eurasian Natural Resources Corp. PLC	252,229	1,257,337
Evraz PLC	161,707	643,935
Fidessa Group PLC	12,179	289,297
FirstGroup PLC	35,803	138,756
Gem Diamonds Ltd.*	11,156	31,346
GKN PLC	224,351	778,184

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
GlaxoSmithKline PLC	425,244	$9,802,442
Greene King PLC	39,945	387,343
Greggs PLC	172,106	1,395,146
Halfords Group PLC	110,545	465,193
Halma PLC	272,432	1,864,840
Hargreaves Lansdown PLC	40,241	408,408
Highland Gold Mining Ltd.	230,495	429,896
Hill & Smith Holdings PLC	13,315	79,715
Home Retail Group PLC(a)	88,929	127,950
Howden Joinery Group PLC	114,683	275,008
HSBC Holdings PLC, (XHKG)	577,200	5,367,765
HSBC Holdings PLC, (XLON)	645,065	5,971,802
ICAP PLC	191,170	991,243
IG Group Holdings PLC	313,204	2,255,704
IMI PLC	152,072	2,210,099
Imperial Tobacco Group PLC	6,620	245,015
Inmarsat PLC	174,007	1,657,825
Intermediate Capital Group PLC	29,088	140,116
International Personal Finance PLC	25,858	125,142
Interserve PLC	54,950	323,522
Investec PLC	21,070	130,108
J Sainsbury PLC	48,715	273,362
Jardine Lloyd Thompson Group PLC	11,706	144,702
John Menzies PLC	5,423	56,483
Kazakhmys PLC	44,728	500,172
Keller Group PLC	12,023	107,558
Legal & General Group PLC	2,917,513	6,214,090
Lloyds Banking Group PLC*	264,194	165,657
Marks & Spencer Group PLC	104,630	602,839
Micro Focus International PLC	166,361	1,583,636
Mitie Group PLC	593,659	2,792,528
Mondi PLC	47,367	481,877
Morgan Crucible Co. PLC	110,235	470,119
National Grid PLC	53,530	590,389
Next PLC	61,410	3,421,198
Persimmon PLC	197,219	2,415,596
Petrofac Ltd.	69,982	1,802,466
Premier Farnell PLC	80,384	223,523
Prudential PLC	65,165	843,408
QinetiQ Group PLC	140,779	430,791
Reckitt Benckiser Group PLC	129,586	7,459,979
Renishaw PLC	9,808	261,802
Restaurant Group PLC	131,981	762,556
Rio Tinto PLC	50,622	2,358,333
Sage Group PLC (The)	325,570	1,647,644
Smith & Nephew PLC	383,320	4,230,775
Spectris PLC	43,535	1,212,684
Spirax-Sarco Engineering PLC	18,446	622,840
Spirent Communications PLC	90,022	224,157
Standard Chartered PLC	119,769	2,707,649
Standard Life PLC	1,313,438	5,783,819
Sthree PLC	12,533	57,527
TalkTalk Telecom Group PLC	828,915	2,481,645
Taylor Wimpey PLC	564,672	495,126
TESCO PLC	308,305	1,652,870
Ultra Electronics Holdings PLC	35,079	873,477
Unilever PLC	125,865	4,577,131
Valiant Petroleum PLC*	33,531	230,662
Vedanta Resources PLC	20,542	341,333
Victrex PLC	12,899	275,364
Vodafone Group PLC	720,065	2,043,558

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (cont’d.)
Weir Group PLC (The)	10,275	$293,349
WH Smith PLC	149,886	1,564,767
William Hill PLC	427,574	2,187,341
Willis Group Holdings PLC	41,000	1,513,720
WM Morrison Supermarkets PLC	366,933	1,689,882
Xyratex Ltd.	13,300	122,360

		167,711,820

United States — 16.2%
1st Source Corp.	7,900	175,933
3M Co.	44,100	4,075,722
Aaron’s, Inc.	50,400	1,401,624
Abbott Laboratories	66,700	4,572,952
Adams Resources & Energy, Inc.	2,200	67,100
Advance Auto Parts, Inc.	27,700	1,895,788
AES Corp. (The)*	24,900	273,153
Aetna, Inc.(a)	126,400	5,005,440
Aflac, Inc.	129,600	6,205,248
Alliance Resource Partners LP	49,700	2,979,515
Allstate Corp. (The)	100	3,961
Almost Family, Inc.*	10,400	221,312
Amerco, Inc.	2,500	265,900
American Financial Group, Inc.	48,700	1,845,730
AmerisourceBergen Corp.	127,600	4,939,396
Amsurg Corp.*	78,300	2,222,154
AmTrust Financial Services, Inc.	48,510	1,242,826
Analog Devices, Inc.	58,500	2,292,615
Ancestry.com, Inc.*(a)	20,100	604,608
Annaly Capital Management, Inc., REIT(a)	13,200	222,288
Apache Corp.	65,200	5,637,844
Apollo Group, Inc. (Class A Stock)*(a)	30,500	886,025
Apple, Inc.	9,600	6,405,696
Aptargroup, Inc.	20,900	1,080,739
Arlington Asset Investment Corp. (Class A Stock)	2,600	62,036
Arrow Electronics, Inc.*	14,100	475,311
Arthur J Gallagher & Co.	11,500	411,930
Ascena Retail Group, Inc.*	39,600	849,420
Assured Guaranty Ltd.	79,000	1,075,980
Atwood Oceanics, Inc.*	23,100	1,049,895
Automatic Data Processing, Inc.	14,500	850,570
Avnet, Inc.*	16,100	468,349
AXT, Inc.*	16,200	54,756
Ballantyne Strong, Inc.*	19,500	81,120
Bank of America Corp.	248,300	2,192,489
Bank of the Ozarks, Inc.	19,100	658,377
Baxter International, Inc.	95,800	5,772,908
Becton, Dickinson and Co.	102,400	8,044,544
Bed Bath & Beyond, Inc.*	6,700	422,100
Bemis Co., Inc.	8,400	264,348
Best Buy Co., Inc.(a)	24,300	417,717
BMC Software, Inc.*	68,200	2,829,618
Body Central Corp.*	11,900	124,355
BOK Financial Corp.	30,500	1,802,550
Booz Allen Hamilton Holding Corp.(a)	127,500	1,765,875
BP Prudhoe Bay Royalty Trust	11,900	1,116,815
Bridgepoint Education, Inc.*(a)	69,400	704,410
Bristol-Myers Squibb Co.	309,400	10,442,250
Buckle, Inc. (The)(a)	22,800	1,035,804
C&J Energy Services, Inc.*(a)	47,900	953,210
C.R. Bard, Inc.	19,400	2,030,210

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
CA, Inc.	198,100	$5,104,046
CACI International, Inc. (Class A Stock)*(a)	24,700	1,279,213
Calamos Asset Management, Inc. (Class A Stock)	22,100	257,244
Cal-Maine Foods, Inc.	16,400	737,016
Campbell Soup Co.(a)	24,600	856,572
Capella Education Co.*	13,700	480,322
Capital One Financial Corp.	41,700	2,377,317
Capital Southwest Corp.	500	55,975
Capstead Mortgage Corp., REIT	17,300	233,377
Cascade Corp.	2,600	142,324
Cash America International, Inc.	27,400	1,056,818
Cato Corp. (The) (Class A Stock)	13,200	392,172
CBOE Holdings, Inc.	31,200	917,904
CEC Entertainment, Inc.	5,700	171,684
Ceradyne, Inc.	9,100	222,313
CF Industries Holdings, Inc.	24,200	5,378,208
Chemed Corp.(a)	32,800	2,272,712
Chesapeake Energy Corp.(a)	17,400	328,338
Chevron Corp.	86,851	10,123,353
Cigna Corp.	25,000	1,179,250
Cimarex Energy Co.	5,300	310,315
Cisco Systems, Inc.	225,800	4,310,522
Citigroup, Inc.	142,070	4,648,530
Citizens & Northern Corp.	4,400	86,284
Cliffs Natural Resources, Inc.(a)	9,800	383,474
Clorox Co. (The)	22,400	1,613,920
CNA Financial Corp.	95,300	2,554,040
CNO Financial Group, Inc.	173,700	1,676,205
Coca-Cola Co. (The)	78,000	2,958,540
Coinstar, Inc.*(a)	30,400	1,367,392
Colgate-Palmolive Co.	41,100	4,406,742
Comerica, Inc.	34,600	1,074,330
Commerce Bancshares, Inc.	44,130	1,779,763
Community Bank System, Inc.	28,300	797,777
Community Trust Bancorp, Inc.	3,000	106,605
ConocoPhillips(a)	51,600	2,950,488
Contango Oil & Gas Co.*	6,600	324,324
CreXus Investment Corp., REIT	79,300	857,233
CSG Systems International, Inc.*	19,100	429,559
CSX Corp.	113,600	2,357,200
Cubic Corp.	6,000	300,360
Cullen/Frost Bankers, Inc.	33,300	1,912,419
Cummins, Inc.	50,700	4,675,047
CVB Financial Corp.	69,500	829,830
Darling International, Inc.*	96,100	1,757,669
DaVita, Inc.*	44,900	4,652,089
Deckers Outdoor Corp.*(a)	10,300	377,392
Dell, Inc.	223,600	2,204,696
Deluxe Corp.(a)	17,100	522,576
DeVry, Inc.(a)	30,600	696,456
Diamond Offshore Drilling, Inc.(a)	40,400	2,658,724
Dice Holdings, Inc.*	18,700	157,454
DIRECTV*	12,100	634,766
Discover Financial Services	99,000	3,933,270
Dolby Laboratories, Inc. (Class A Stock)*(a)	38,500	1,260,875
Dorchester Minerals LP(a)	9,700	214,176
Dover Corp.	20,700	1,231,443
DSW, Inc. (Class A Stock)	6,400	427,008
Eaton Vance Corp.(a)	13,800	399,648
Ebix, Inc.(a)	29,400	694,134

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Electro Rent Corp.	1,900	$33,611
Eli Lilly & Co.	199,800	9,472,518
Emerson Electric Co.(a)	59,000	2,847,930
Encore Capital Group, Inc.*	14,500	409,770
Energizer Holdings, Inc.	12,700	947,547
Engility Holdings, Inc.*	1,583	29,206
Ensign Group, Inc. (The)	18,700	572,314
Express, Inc.*(a)	56,500	837,330
Exxon Mobil Corp.	105,400	9,638,830
EZCORP, Inc. (Class A Stock)*	31,800	729,174
FBL Financial Group, Inc. (Class A Stock)	18,400	610,880
Fifth Third Bancorp	221,800	3,440,118
First Defiance Financial Corp.	1,500	25,890
First Financial Bankshares, Inc.(a)	24,800	893,544
FLIR Systems, Inc.	13,300	265,668
Fonar Corp.*	10,880	40,800
Forest Laboratories, Inc.*	108,900	3,877,929
Franklin Resources, Inc.	13,300	1,663,431
Freeport-McMoRan Copper & Gold, Inc.	98,000	3,878,840
FutureFuel Corp.	8,300	100,513
GameStop Corp. (Class A Stock)(a)	18,900	396,900
General Dynamics Corp.	104,200	6,889,704
Gilead Sciences, Inc.*	53,100	3,522,123
Goldman Sachs Group, Inc. (The)	45,200	5,138,336
Gordmans Stores, Inc.*	10,200	188,190
Great Northern Iron Ore Properties	1,400	112,560
Green Plains Renewable Energy, Inc.*(a)	16,000	93,760
GT Advanced Technologies, Inc.*(a)	115,000	626,750
Guess?, Inc.	35,300	897,326
H&R Block, Inc.(a)	87,400	1,514,642
Halliburton Co.	46,100	1,553,109
Harris Corp.	16,300	834,886
Hartford Financial Services Group, Inc. (The)	9,000	174,960
HCC Insurance Holdings, Inc.	42,900	1,453,881
Health Net, Inc.*	8,800	198,088
Healthcare Services Group, Inc.	12,900	295,023
Helmerich & Payne, Inc.	23,400	1,114,074
Hewlett-Packard Co.	19,200	327,552
hhgregg, Inc.*(a)	27,800	191,820
HickoryTech Corp.	1,500	15,870
Hi-Tech Pharmacal Co., Inc.*	3,400	112,574
Hollyfrontier Corp.	131,100	5,410,497
Homeowners Choice, Inc.	11,400	267,900
Horace Mann Educators Corp.	28,000	507,080
Hormel Foods Corp.(a)	103,000	3,011,720
Hubbell, Inc. (Class B Stock)	36,000	2,906,640
Humana, Inc.	56,300	3,949,445
Huntington Bancshares, Inc.	431,100	2,974,590
ICU Medical, Inc.*	3,500	211,680
Illinois Tool Works, Inc.	20,700	1,231,029
Ingles Markets, Inc. (Class A Stock)	1,900	31,065
Ingram Micro, Inc. (Class A Stock)*	16,400	249,772
Integrated Silicon Solution, Inc.*	10,500	97,230
Intel Corp.	247,900	5,622,372
Interactive Brokers Group, Inc. (Class A Stock)	17,300	242,546
International Business Machines Corp.	23,100	4,792,095
International Paper Co.	17,300	628,336
Intersections, Inc.	20,400	215,016
ITT Educational Services, Inc.*(a)	16,900	544,687

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
IXYS Corp.*	13,700	$135,904
j2 Global, Inc.(a)	70,400	2,310,528
Jabil Circuit, Inc.	9,700	181,584
Jack Henry & Associates, Inc.	6,000	227,400
Johnson & Johnson(a)	69,400	4,782,354
Joy Global, Inc.	17,900	1,003,474
JPMorgan Chase & Co.	118,400	4,792,832
Kadant, Inc.*	3,600	83,484
KeyCorp	408,700	3,572,038
KLA-Tencor Corp.	77,600	3,701,908
Kohl’s Corp.(a)	11,600	594,152
Kronos Worldwide, Inc.(a)	56,600	845,604
Kulicke & Soffa Industries, Inc.*	40,500	421,200
L-3 Communications Holdings, Inc.	9,500	681,245
Laboratory Corp. of America Holdings*(a)	86,300	7,980,161
Lam Research Corp.*(a)	100	3,178
Lexmark International, Inc. (Class A Stock)(a)	26,000	578,500
Lincoln National Corp.	28,200	682,158
Linear Technology Corp.	45,400	1,445,990
Littelfuse, Inc.	19,500	1,102,530
Lockheed Martin Corp.	70,200	6,555,276
Lorillard, Inc.	67,853	7,901,482
Ltd. Brands, Inc.(a)	21,500	1,059,090
Lumos Networks Corp.	5,950	46,767
Magellan Health Services, Inc.*	8,000	412,880
Main Street Capital Corp.	24,200	714,142
Manhattan Associates, Inc.*	8,700	498,249
Mantech International Corp. (Class A Stock)	20,100	482,400
Marathon Oil Corp.	8,200	242,474
Marathon Petroleum Corp.	122,100	6,665,439
Marsh & McLennan Cos., Inc.	36,200	1,228,266
Mattel, Inc.	67,900	2,409,092
Maxim Integrated Products, Inc.	68,500	1,823,470
MAXIMUS, Inc.	17,700	1,057,044
McDonald’s Corp.	7,800	715,650
McGraw-Hill Cos., Inc. (The)	53,500	2,920,565
McKesson Corp.	7,200	619,416
MEDNAX, Inc.*(a)	20,900	1,556,005
Medtronic, Inc.	230,500	9,939,160
Merck & Co., Inc.	199,000	8,974,900
Meredith Corp.(a)	10,500	367,500
MetLife, Inc.(a)	43,400	1,495,564
MetroPCS Communications, Inc.*	34,800	407,508
Microsoft Corp.	287,900	8,573,662
Miller Industries, Inc.	5,000	80,250
Moody’s Corp.(a)	9,800	432,866
Morgan Stanley(a)	184,800	3,093,552
Mosaic Co. (The)	49,000	2,822,890
MTS Systems Corp.	1,000	53,550
Murphy Oil Corp.	8,200	440,258
NACCO Industries, Inc. (Class A Stock)	1,300	163,033
National Presto Industries, Inc.(a)	1,900	138,472
National Western Life Insurance Co. (Class A Stock)	300	42,975
Natural Resource Partners LP(a)	17,300	358,629
NETGEAR, Inc.*(a)	10,100	385,214
NeuStar, Inc. (Class A Stock)*	43,100	1,725,293
NewMarket Corp.	6,000	1,478,880
Newmont Mining Corp.(a)	14,000	784,140
Norfolk Southern Corp.	4,400	279,972

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Northern Trust Corp.	44,200	$2,051,543
Northrop Grumman Corp.	69,800	4,636,814
Occidental Petroleum Corp.	56,900	4,896,814
Omnicom Group, Inc.	39,000	2,010,840
Oracle Corp.	116,100	3,655,989
Park National Corp.(a)	11,200	784,224
Parker Hannifin Corp.	45,400	3,794,532
Patterson-UTI Energy, Inc.	15,600	247,104
Paychex, Inc.	54,100	1,800,989
PC Connection, Inc.	3,700	42,587
PDL BioPharma, Inc.(a)	151,800	1,167,342
PepsiCo, Inc.	39,400	2,788,338
PetMed Express, Inc.	17,900	179,716
PetSmart, Inc.	17,700	1,220,946
Pfizer, Inc.	206,100	5,121,585
Philip Morris International, Inc.	56,300	5,063,622
Phillips 66	33,850	1,569,624
Photronics, Inc.*(a)	13,300	71,421
Pier 1 Imports, Inc.	22,800	427,272
Pitney Bowes, Inc.(a)	22,900	316,478
PNC Financial Services Group, Inc.	70,500	4,448,550
Portfolio Recovery Associates, Inc.*(a)	12,300	1,284,489
Portland General Electric Co.	29,600	800,384
Power-One, Inc.*	40,200	225,120
Pozen, Inc.*	28,900	191,607
PPL Corp.	13,000	377,650
Primerica, Inc.	78,600	2,251,104
Primoris Services Corp.	23,800	310,590
Principal Financial Group, Inc.	110,100	2,966,094
ProAssurance Corp.	17,800	1,609,832
Protective Life Corp.(a)	61,900	1,622,399
Public Service Enterprise Group, Inc.	24,400	785,192
QLogic Corp.*	75,700	864,494
Quality Systems, Inc.	101,500	1,882,825
Quest Diagnostics, Inc.	136,800	8,677,224
Questcor Pharmaceuticals, Inc.*(a)	38,600	714,100
Raytheon Co.	112,000	6,401,920
Rent-A-Center, Inc.	7,300	256,084
Republic Bancorp, Inc. (Class A Stock)	7,200	158,040
Reynolds American, Inc.(a)	136,900	5,933,246
RLI Corp.	15,700	1,046,562
Rockwell Collins, Inc.	41,800	2,242,152
Ross Stores, Inc.	13,600	878,560
RPC, Inc.(a)	100,950	1,200,296
Rudolph Technologies, Inc.*	100	1,050
Sauer-Danfoss, Inc.	19,100	768,011
Scholastic Corp.	8,800	279,664
Sciclone Pharmaceuticals, Inc.*	71,100	394,605
Seaboard Corp.*	47	106,226
Select Medical Holdings Corp.*	64,000	718,720
Southern Copper Corp.	24,300	834,948
Southside Bancshares, Inc.	8,690	189,529
Spartan Stores, Inc.	4,600	70,426
Spectrum Pharmaceuticals, Inc.*(a)	17,900	209,430
Spirit Airlines, Inc.*(a)	50,600	864,248
St. Jude Medical, Inc.	69,200	2,915,396
StanCorp Financial Group, Inc.	28,000	874,720
Standard Motor Products, Inc.	4,700	86,574
State Street Corp.	65,400	2,744,184
Steel Dynamics, Inc.	11,400	128,022
STERIS Corp.	60,600	2,149,482

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Strayer Education, Inc.(a)	8,000	$514,800
Stryker Corp.	59,400	3,306,204
Sturm Ruger & Co., Inc.	3,300	163,317
Symantec Corp.*	122,800	2,210,400
Symetra Financial Corp.	209,900	2,581,770
SYNNEX Corp.*(a)	18,000	586,440
Syntel, Inc.	8,500	530,485
T. Rowe Price Group, Inc.	25,100	1,588,830
TAL International Group, Inc.	5,100	173,298
Tech Data Corp.*	6,400	289,920
Teledyne Technologies, Inc.*	6,700	424,713
TeleNav, Inc.*	6,100	36,417
Tempur-Pedic International, Inc.*	27,200	813,008
Terra Nitrogen Co. LP(a)	14,200	3,067,200
Tessco Technologies, Inc.	10,300	218,051
Timken Co.	25,600	951,296
Total System Services, Inc.	50,100	1,187,370
True Religion Apparel, Inc.	4,600	98,118
TrustCo Bank Corp.	67,500	386,100
Trustmark Corp.	20,600	501,404
Tupperware Brands Corp.	20,100	1,077,159
Twin Disc, Inc.	6,200	110,980
Ultra Clean Holdings*	13,400	76,514
Union Pacific Corp.	24,600	2,920,020
Unisys Corp.*	15,600	324,792
United Bankshares, Inc.(a)	40,300	1,003,873
United Online, Inc.	14,800	81,696
United Parcel Service, Inc. (Class B Stock)	20,100	1,438,557
United Technologies Corp.	30,100	2,356,529
United Therapeutics Corp.*(a)	26,200	1,464,056
UnitedHealth Group, Inc.	115,000	6,372,150
Universal Corp.	4,800	244,416
Universal Health Services, Inc. (Class B Stock)	14,100	644,793
Universal Insurance Holdings, Inc.	5,600	21,560
Univest Corp. of Pennsylvania	3,900	70,200
Unum Group	34,500	663,090
US Physical Therapy, Inc.	5,700	157,491
USA Mobility, Inc.	21,800	258,766
USANA Health Sciences, Inc.*(a)	14,000	650,580
Vaalco Energy, Inc.*	45,300	387,315
Valassis Communications, Inc.*	4,800	118,512
Valero Energy Corp.	19,300	611,424
ValueClick, Inc.*	20,500	352,395
Vector Group Ltd.	105	1,742
Vectren Corp.	10,500	300,300
Viacom, Inc. (Class B Stock)	62,100	3,327,939
Vishay Intertechnology, Inc.*	19,700	193,651
Vonage Holdings Corp.*	134,500	306,660
W&T Offshore, Inc.(a)	40,900	768,102
Waddell & Reed Financial, Inc. (Class A Stock)	54,000	1,769,580
Walgreen Co.	120,000	4,372,800
Weis Markets, Inc.	4,700	198,951
WellPoint, Inc.	13,300	771,533
Wells Fargo & Co.	95,900	3,311,427
Westamerica Bancorporation(a)	19,900	936,295
Western Digital Corp.	64,700	2,505,831
Western Refining, Inc.(a)	68,600	1,795,948
Western Union Co. (The)	242,900	4,425,638
World Acceptance Corp.*(a)	12,100	816,145

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
United States (cont’d.)
Xilinx, Inc.(a)	49,500	$1,653,795
Zebra Technologies Corp. (Class A Stock)*	29,500	1,107,430
Zimmer Holdings, Inc.	8,500	574,770
Zions Bancorporation(a)	21,400	442,017
Zygo Corp.*	2,700	49,383

		584,491,294

TOTAL COMMON STOCKS (cost $1,372,449,326)		1,413,736,233

EXCHANGE TRADED FUNDS — 8.8%
iShares Dow Jones US Real Estate Index Fund(a)	742,121	47,785,171
iShares Gold Trust*	6,821,316	117,804,127
iShares iBoxx Investment Grade Corporate Bond Fund(a)	411,341	50,088,994
iShares S&P 500 Index Fund(a)	611,863	88,353,017
Nomura Voltage Mid-Term Source ETF*	173,597	13,454,635

TOTAL EXCHANGE TRADED FUNDS (cost $293,147,811)		317,485,944

PREFERRED STOCKS — 0.2%
Brazil — 0.1%
AES Tiete SA (PRFC)	262,800	2,905,092
Bradespar SA (PRFC)	15,600	214,849
Cia de Transmissao de Energia Eletrica Paulista (PRFC)	39,700	726,340
Cia Energetica do Ceara (PRFC A)	3,700	68,461
Marcopolo SA (PRFC)	51,600	298,566
Vale SA (PRFC), ADR(a)	35,800	621,488

		4,834,796

Germany — 0.1%
Fuchs Petrolub AG (PRFC)	4,304	272,256
Volkswagen AG (PRFC)	5,706	1,040,847

		1,313,103

United States
Hartford Financial Services Group, Inc. (PRFC)	31,000	867,690

TOTAL PREFERRED STOCKS (cost $8,499,262)		7,015,589

	Units
RIGHTS*
France
GDF Suez, expiring 10/25/12 (cost $0)	7,993	—

	Shares
UNAFFILIATED MUTUAL FUNDS — 7.7%
Goldman Sachs Small Cap Value Fund (Institutional Shares)	1,878,987	86,997,082
Heartland Value Plus Fund (Institutional Shares)	2,286,556	69,648,494
MFS Emerging Markets Debt Fund (Institutional Shares)*	2,547,673	40,966,587

	Shares	Value
UNAFFILIATED MUTUAL FUNDS (Continued)
PIMCO Emerging Markets Bond Fund (Institutional Shares)*	5,448,955	$66,967,662
T. Rowe Price Institutional High Yield Fund (Institutional Shares)*	1,567,312	15,187,251

TOTAL UNAFFILIATED MUTUAL FUNDS (cost $252,895,196)		279,767,076

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.1%
Bumper 2 SA (United Kingdom),
Series 2012-5, Class B
2.368%(c)	06/20/22	AA+(d)	GBP	300	491,386
Business Mortgage Finance PLC (United Kingdom),
Series 1, Class M
3.583%(c)	07/20/36	Aa2	GBP	273	429,487
Lambda Finance BV (Netherlands),
Series 2005-1A, Class A3, 144A
0.665%(c)	11/15/29	Aaa		$19	18,957
Series 2005-IX, Class A2
0.589%(c)	11/15/29	Aaa	EUR	18	23,466
Series 2007-1A, Class A3, 144A
0.529%(c)	09/20/31	Aaa		1,329	1,284,001
Series 2007-1X, Class A3
0.529%(c)	09/20/31	Aaa		387	379,900

TOTAL ASSET-BACKED SECURITIES (cost $2,578,444)					2,627,197

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.5%
DECO Series (Ireland),
Series 2007-E6X, Class A3
0.637%(c)	04/27/18	A+(d)	EUR	2,362	2,433,660
Series 2012-MHLX, Class A
3.018%(c)	07/28/21	AAA(d)	GBP	2,000	3,203,627
Opera Finance PLC (Ireland),
Series GER3, Class B
0.672%(c)	01/25/22	A+(d)	EUR	1,500	1,638,438
Quality Parking BV (Netherlands),
Series 2007-1, Class A
0.852%(c)	10/05/16	AA(d)	EUR	3,500	4,243,960
Real Estate Capital PLC (United Kingdom),
Series 3, Class A
1.028%(c)	07/15/16	AA-(d)	GBP	2,121	3,288,000
Titan Europe PLC (Ireland),
Series 2005-CT1X, Class C
1.359%(c)	07/28/14	Baa2	GBP	382	602,676
Windermere CMBS PLC (Luxembourg),
Series IX-X, Class A1
0.505%(c)	08/22/16	Aa2	EUR	2,448	3,074,808

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $19,411,520)					18,485,169

CORPORATE BONDS — 21.9%
Australia — 0.2%
FMG Resources August 2006 Pty Ltd.,
Gtd. Notes, 144A
7.000%	11/01/15(a)	B1		1,100	1,094,500

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Australia (cont’d.)
8.250%	11/01/19	(a)	B1	$720	$698,400
Rio Tinto Finance USA Ltd.,
Gtd. Notes
7.125%	07/15/28		A3	825	1,110,992
9.000%	05/01/19		A3	595	813,605
Rio Tinto Finance USA PLC,
Gtd. Notes
3.500%	03/22/22		A3	1,385	1,444,278
Westpac Banking Corp.,
Sr. Unsec’d. Notes
2.250%	11/19/12		Aa2	1,070	1,072,655

					6,234,430

Austria
Sappi Papier Holding GmbH,
Sr. Sec’d. Notes, 144A
6.625%	04/15/21	(a)	Ba2	1,100	1,056,000

Bermuda — 0.1%
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A
10.500%	04/15/18		Caa1	650	706,875
Digicel Ltd.,
Sr. Unsec’d. Notes, 144A
7.000%	02/15/20		Ba2	500	510,000
8.250%	09/01/17		B1	735	793,800
Weatherford International Ltd.,
Gtd. Notes
7.000%	03/15/38		Baa2	960	1,084,962

					3,095,637

Brazil
Banco Bradesco SA,
Sub. Notes, 144A
5.750%	03/01/22		Baa1	1,090	1,160,850
OGX Austria GmbH,
Gtd. Notes, 144A
8.375%	04/01/22		B1	415	361,050

					1,521,900

Canada — 2.0%
Agrium, Inc.,
Sr. Unsec’d. Notes
3.150%	10/01/22		Baa2	1,000	1,007,000
6.125%	01/15/41		Baa2	2,035	2,554,845
6.750%	01/15/19	(a)	Baa2	415	519,223
Air Canada,
Sr. Sec’d. Notes, 144A
9.250%	08/01/15	(a)	B1	730	759,200
Bank of Montreal,
Covered Bonds, 144A
1.950%	01/30/18		Aaa	5,515	5,778,066
Bank of Nova Scotia,
Covered Bonds, 144A
1.750%	03/22/17		Aaa	2,270	2,358,984
1.950%	01/30/17	(a)	Aaa	5,905	6,186,668
2.150%	08/03/16	(a)	Aaa	4,625	4,872,438
Barrick Gold Corp.,
Sr. Unsec’d. Notes
1.750%	05/30/14		Baa1	1,050	1,065,524

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Canada (cont’d.)
5.250%	04/01/42		Baa1	$1,660	$1,837,242
Bombardier, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	03/15/20		Ba2	1,025	1,176,188
Canadian Imperial Bank of Commerce,
Covered Bonds, 144A
2.750%	01/27/16		Aaa	6,325	6,770,280
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
3.450%	11/15/21	(a)	Baa1	3,590	3,861,271
Fairfax Financial Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
5.800%	05/15/21		Baa3	2,395	2,445,757
National Bank of Canada,
Covered Bonds, 144A
2.200%	10/19/16		Aaa	9,825	10,285,006
Precision Drilling Corp.,
Gtd. Notes
6.625%	11/15/20	(a)	Ba2	145	154,425
Royal Bank of Canada,
Covered Bonds
1.200%	09/19/17		Aaa	7,250	7,295,675
Suncor Energy, Inc.,
Sr. Unsec’d. Notes
6.850%	06/01/39		Baa2	1,445	2,003,782
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	02/01/38		Baa2	250	291,951
Telesat Canada / Telesat LLC,
Sr. Unsec’d. Notes, 144A
6.000%	05/15/17	(a)	B3	1,220	1,268,800
Toronto-Dominion Bank (The),
Covered Bonds, 144A
1.500%	03/13/17		Aaa	7,515	7,727,674
Total Capital Canada Ltd.,
Gtd. Notes
1.625%	01/28/14		Aa1	1,145	1,163,091
Videotron Ltd.,
Gtd. Notes
5.000%	07/15/22		Ba2	495	517,275

					71,900,365

Cayman Islands — 0.3%
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
5.125%	06/26/22		Baa3	2,850	3,035,250
Offshore Group Investments Ltd.,
Sr. Sec’d. Notes
11.500%	08/01/15		B3	1,780	1,966,900
Sable International Finance Ltd.,
Sr. Sec’d. Notes, 144A
8.750%	02/01/20	(a)	Ba2	720	802,800
Seagate HDD Cayman,
Gtd. Notes
7.000%	11/01/21	(a)	Ba1	350	374,500
7.750%	12/15/18		Ba1	620	685,100
Vale Overseas Ltd.,
Gtd. Notes
4.375%	01/11/22		Baa2	1,920	2,018,229

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Cayman Islands (cont’d.)
6.875%	11/10/39	(a)	Baa2	$1,280	$1,492,946
XLIT Ltd.,
Gtd. Notes
5.750%	10/01/21		Baa2	1,170	1,346,580

					11,722,305

Chile — 0.1%
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	(a)	Aa3	2,115	2,121,578

Denmark — 0.1%
Danske Bank A/S,
Sr. Unsec’d. Notes, 144A
3.875%	04/14/16		A2	2,355	2,428,358

France — 0.2%
BNP Paribas SA,
Bank Gtd. Notes
3.250%	03/11/15	(a)	Aa3	1,320	1,375,820
Sr. Unsec’d. Notes, MTN
2.375%	09/14/17		Ba2	3,075	3,088,287
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
6.500%	01/26/19		Aa3	1,230	1,504,637
Total Capital SA,
Gtd. Notes
2.300%	03/15/16		Aa1	1,170	1,226,394
Vivendi SA,
Sr. Unsec’d. Notes, 144A
4.750%	04/12/22		Baa2	1,210	1,269,290

					8,464,428

Germany — 0.1%
KRW,
Gov’t. Gtd. Notes, MTN
2.750%	09/08/20		Aaa	3,035	3,265,660

Ireland — 0.2%
Ardagh Packaging Finance PLC,
Gtd. Notes, 144A
9.125%	10/15/20		B3	1,000	1,060,000
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc.,
Gtd. Notes, 144A
9.125%	10/15/20		B3	200	211,500
Sr. Sec’d. Notes, 144A
7.375%	10/15/17		Ba3	200	214,250
Nara Cable Funding Ltd.,
Sr. Sec’d. Notes, 144A
8.875%	12/01/18		B1	1,615	1,473,688
Willis Group Holdings PLC,
Gtd. Notes
5.750%	03/15/21		Baa3	1,915	2,162,470
XL Group PLC,
Sr. Unsec’d. Notes
5.250%	09/15/14		Baa2	545	582,058

					5,703,966

Luxembourg — 0.3%
Codere Finance Luxembourg SA,
Sr. Sec’d. Notes, 144A
9.250%	02/15/19		Caa2	780	620,100

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Luxembourg (cont’d.)
Intelsat Luxembourg SA,
Gtd. Notes
11.250%	02/04/17		Caa3	$1,945	$2,056,838
Gtd. Notes, PIK
11.500%	02/04/17		Caa3	1,965	2,082,900
Telecom Italia Capital SA,
Gtd. Notes
6.175%	06/18/14		Baa2	925	973,562
6.999%	06/04/18		Baa2	2,050	2,260,125
Wind Acquisition Finance SA,
Sec’d. Notes, 144A
11.750%	07/15/17		B3	400	377,000
Sr. Sec’d. Notes, 144A
7.250%	02/15/18		Ba3	1,200	1,140,000
Wind Acquisition Holdings Finance SA,
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17		Caa1	795	628,235

					10,138,760

Mexico — 0.5%
America Movil SAB de CV,
Gtd. Notes
2.375%	09/08/16		A2	3,195	3,324,682
Sr. Unsec’d. Notes
3.125%	07/16/22		A2	2,935	3,024,465
Comision Federal de Electricidad,
Sr. Unsec’d. Notes, 144A
4.875%	05/26/21		Baa1	3,070	3,430,725
Desarrolladora Homex SAB de CV,
Gtd. Notes
7.500%	09/28/15		Ba3	715	715,000
Gtd. Notes, 144A
9.750%	03/25/20		Ba3	410	418,200
Mexichem SAB de CV,
Sr. Unsec’d. Notes, 144A
6.750%	09/19/42	(a)	Ba1	1,910	1,982,007
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22		Baa1	5,050	5,706,500

					18,601,579

Netherlands — 0.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Bank Gtd. Notes
3.875%	02/08/22		Aa2	675	716,371
Sr. Unsec’d. Notes, 144A
4.200%	05/13/14		Aaa	675	709,987
Deutsche Telekom International Finance BV,
Gtd. Notes
8.750%	06/15/30		Baa1	2,065	3,105,985
ING Bank NV,
Sr. Unsec’d. Notes, 144A
4.000%	03/15/16	(a)	Aa3	1,690	1,787,090
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
6.000%	11/15/21		Ba2	600	684,000
Nederlandse Waterschapsbank NV,
Sr. Unsec’d. Notes, 144A
1.375%	05/16/14		Aaa	8,600	8,697,266

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
Netherlands (cont’d.)
Shell International Finance BV,
Gtd. Notes
5.500%	03/25/40		Aa1	$1,450	$1,914,110
UPC Holding BV,
Sec’d. Notes, 144A
9.875%	04/15/18		B2	1,000	1,100,000

					18,714,809

Norway — 0.1%
Eksportfinans ASA,
Sr. Unsec’d. Notes
2.000%	09/15/15		Ba1	1,610	1,505,350
2.375%	05/25/16		Ba1	90	83,250
3.000%	11/17/14		Ba1	2,988	2,935,710
5.500%	05/25/16		Ba1	345	351,900

					4,876,210

Supra National Bank — 0.2%
European Investment Bank,
Sr. Unsec’d. Notes
4.875%	02/15/36		Aaa	3,810	4,522,272
Inter-American Development Bank,
Sr. Unsec’d. Notes
4.750%	10/19/12		Aaa	1,100	1,101,881
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes, MTN
5.500%	11/25/13		Aaa	900	953,100

					6,577,253

Swaziland — 0.3%
Credit Suisse AG,
Covered Bonds, 144A
1.625%	03/06/15		Aaa	2,470	2,512,711
UBS AG,
Covered Bonds, 144A
2.250%	03/30/17		Aaa	2,630	2,737,262
Weatherford International Ltd.,
Gtd. Notes
5.950%	04/15/42		Baa2	3,885	4,086,931

					9,336,904

Sweden — 0.1%
Eileme 2 AB,
Gtd. Notes, 144A
11.625%	01/31/20		B3	285	319,200
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
2.500%	11/13/12		Aa2	2,225	2,229,942
Swedbank Hypotek AB,
Covered Bonds, 144A
2.375%	04/05/17	(a)	Aaa	1,390	1,455,469

					4,004,611

United Kingdom — 0.7%
Barclays Bank PLC,
Sr. Unsec’d. Notes
6.750%	05/22/19		Aa3	5,150	6,291,194
Sub. Notes, 144A
6.050%	12/04/17		Baa1	2,985	3,212,063

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United Kingdom (cont’d.)
BAT International Finance PLC,
Gtd. Notes, 144A
9.500%	11/15/18		Baa1	$295	$411,194
Ensco PLC,
Sr. Unsec’d. Notes
4.700%	03/15/21		Baa1	575	649,444
HSBC Bank PLC,
Sr. Notes, 144A
3.500%	06/28/15		Aa2	875	928,318
HSBC Holdings PLC,
Sr. Unsec’d. Notes
4.000%	03/30/22		Aa3	1,745	1,872,240
4.875%	01/14/22		Aa2	3,885	4,448,407
Ineos Finance PLC,
Sr. Sec’d. Notes, 144A
7.500%	05/01/20		B1	1,295	1,314,425
Royal Bank of Scotland PLC (The),
Gtd. Notes
5.625%	08/24/20		A2	1,500	1,709,895
UBM PLC,
Notes, 144A
5.750%	11/03/20		Baa3	1,405	1,470,779
Vodafone Group PLC,
Sr. Unsec’d. Notes
5.625%	02/27/17		A3	880	1,047,561
5.750%	03/15/16		A3	725	839,833
WPP Finance UK,
Gtd. Notes
8.000%	09/15/14		Baa3	2,570	2,885,041

					27,080,394

United States — 15.9%
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19		Caa1	1,500	1,648,125
ADS Waste Holdings, Inc.,
Sr. Notes, 144A
8.250%	10/01/20		Caa1	1,105	1,127,100
Aetna, Inc.,
Sr. Unsec’d. Notes
4.500%	05/15/42		Baa1	465	472,108
Allbritton Communications Co.,
Sr. Unsec’d. Notes
8.000%	05/15/18		B2	770	837,375
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A
5.750%	10/15/19		Baa3	3,410	3,753,561
Alliance One International, Inc.,
Sr. Unsec’d. Notes
10.000%	07/15/16		B2	1,160	1,200,600
Allstate Corp. (The),
Sr. Unsec’d. Notes
5.200%	01/15/42		A3	930	1,114,920
Ally Financial, Inc.,
Gtd. Notes
4.500%	02/11/14		B1	370	378,325
4.625%	06/26/15		B1	365	374,306
5.500%	02/15/17		B1	750	783,962
7.500%	09/15/20	(a)	B1	3,000	3,442,500

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Altria Group, Inc.,
Gtd. Notes
10.200%	02/06/39		Baa1	$2,760	$4,729,412
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.625%	10/15/22		B2	980	992,250
7.750%	11/15/19	(a)	B2	350	385,875
American Express Bank FSB,
Sr. Unsec’d. Notes
6.000%	09/13/17		A2	3,705	4,494,272
American Express Centurion Bank,
Sr. Unsec’d. Notes
6.000%	09/13/17		A2	1,500	1,819,544
American International Group, Inc.,
Sr. Unsec’d. Notes, MTN
5.600%	10/18/16		Baa1	3,275	3,731,116
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20	(a)	Ba2	1,210	1,291,675
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21	(a)	B3	860	924,500
Gtd. Notes, 144A
7.500%	04/15/21		B3	100	107,500
Amgen, Inc.,
Unsec’d. Notes
4.500%	03/15/20		Baa1	1,945	2,176,052
Anheuser-Busch InBev Worldwide, Inc.,
Gtd. Notes
3.750%	07/15/42		A3	1,825	1,829,491
5.375%	11/15/14		A3	420	462,022
Apache Corp.,
Sr. Unsec’d. Notes
4.750%	04/15/43		A3	1,425	1,628,272
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	08/15/22		Ba2	165	168,712
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22		Ba3	785	824,250
AT&T, Inc.,
Sr. Unsec’d. Notes
6.550%	02/15/39		A2	2,910	3,944,479
Atmos Energy Corp.,
Sr. Unsec’d. Notes
8.500%	03/15/19		Baa1	435	580,775
Audatex North America, Inc.,
Gtd. Notes, 144A
6.750%	06/15/18		Ba2	400	427,000
Avaya, Inc.,
Gtd. Notes
9.750%	11/01/15	(a)	Caa2	250	221,875
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
8.250%	01/15/19	(a)	B2	1,000	1,088,750
9.625%	03/15/18		B2	500	555,000
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19		B1	1,432	1,517,920

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Ball Corp.,
Gtd. Notes
5.000%	03/15/22		Ba1	$715	$748,962
Bank of America Corp.,
Sr. Unsec’d. Notes
5.625%	07/01/20		Baa2	8,940	10,194,371
5.875%	02/07/42		Baa2	1,135	1,326,713
Bank of America NA,
Sub. Notes
6.100%	06/15/17		Baa1	1,400	1,590,043
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes
3.550%	09/23/21		Aa2	2,700	2,929,889
Beazer Homes USA, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	04/15/18		B3	370	395,438
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.400%	05/15/42		Aa2	985	1,013,762
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
0.868%(c)	02/11/13		Aa2	2,300	2,305,104
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.375%	09/15/22		B1	875	923,125
Biomet, Inc.,
Gtd. Notes, 144A
6.500%	08/01/20		B3	1,440	1,492,200
Sr. Sub. Notes, 144A
6.500%	10/01/20		Caa1	920	901,600
Boston Properties LP,
Sr. Unsec’d. Notes, REIT
3.700%	11/15/18		Baa2	720	780,710
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.,
Gtd. Notes, 144A
8.375%	02/15/18		Caa1	205	213,200
Boyd Gaming Corp.,
Gtd. Notes
9.125%	12/01/18	(a)	B3	1,295	1,359,750
Gtd. Notes, 144A
9.000%	07/01/20	(a)	B3	465	474,300
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.400%	03/15/42		A3	2,160	2,282,062
Cablevision Systems Corp.,
Sr. Unsec’d. Notes
5.875%	09/15/22		B1	2,045	2,034,775
Calfrac Holdings LP,
Gtd. Notes, 144A
7.500%	12/01/20	(a)	B2	1,010	999,900
Camden Property Trust,
Sr. Unsec’d. Notes, REIT
5.000%	06/15/15		Baa1	1,310	1,426,918
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17		B3	970	1,034,262
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
1.900%	06/15/17		Baa2	410	417,186

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
CareFusion Corp.,
Sr. Unsec’d. Notes
5.125%	08/01/14		Baa3	$1,445	$1,544,758
Case New Holland, Inc.,
Gtd. Notes
7.750%	09/01/13		Ba2	100	104,625
7.875%	12/01/17		Ba2	1,000	1,172,500
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes, MTN
1.100%	05/29/15		A2	930	941,294
1.375%	05/20/14		A2	1,750	1,775,120
6.125%	02/17/14		A2	4,515	4,863,143
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
5.250%	09/30/22		B1	2,005	2,015,025
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19	(a)	Caa1	480	522,000
Sr. Sec’d. Notes
8.000%	12/15/18		B2	845	933,725
Cellco Partnership/Verizon Wireless Capital LLC,
Sr. Unsec’d. Notes
5.550%	02/01/14	(a)	A2	2,225	2,366,735
8.500%	11/15/18		A2	500	700,535
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19		B1	1,445	1,560,600
Chaparral Energy, Inc.,
Gtd. Notes
9.875%	10/01/20		B3	820	926,600
Chesapeake Energy Corp.,
Gtd. Notes
6.125%	02/15/21	(a)	Ba3	510	513,825
Chesapeake Midstream Partners LP/ACMP Finance Corp.,
Gtd. Notes
6.125%	07/15/22		Ba3	240	253,800
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19	(a)	Ba3	1,600	1,536,000
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	(a)	B2	645	683,700
CHS/Community Health Systems, Inc.,
Gtd. Notes
8.000%	11/15/19		B3	770	845,075
Sr. Sec’d. Notes
5.125%	08/15/18		Ba3	405	420,188
Cisco Systems, Inc.,
Sr. Unsec’d. Notes
4.450%	01/15/20		A1	1,700	1,995,159
5.500%	01/15/40		A1	2,900	3,723,301
CIT Group, Inc.,
Sr. Unsec’d. Notes
5.000%	08/15/22		B1	2,355	2,450,154
5.250%	03/15/18		B1	930	997,425
Sr. Unsec’d. Notes, 144A
5.500%	02/15/19	(a)	B1	610	660,325
6.625%	04/01/18		B2	185	209,975

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.500%	01/14/22	(a)	Baa2	$4,185	$4,595,055
5.375%	08/09/20		Baa2	2,175	2,514,557
CNA Financial Corp.,
Sr. Unsec’d. Notes
7.350%	11/15/19		Baa3	1,520	1,886,078
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.800%	09/01/16		Aa3	1,235	1,286,734
Coca-Cola Enterprises, Inc.,
Sr. Unsec’d. Notes
1.125%	11/12/13	(a)	A3	6,535	6,570,662
Concho Resources, Inc.,
Gtd. Notes
5.500%	10/01/22		B1	750	781,875
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
4.450%	06/15/20		A3	2,540	2,984,564
Constellation Brands, Inc.,
Gtd. Notes
4.625%	03/01/23	(a)	Ba1	725	739,500
Consumers Energy Co.,
First Mortgage
6.700%	09/15/19		A3	245	318,683
Continental Rubber of America Corp.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/19		Ba2	310	312,712
Crosstex Energy LP/Crosstex Energy Finance Corp.,
Gtd. Notes
8.875%	02/15/18		B2	2,105	2,252,350
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37		Baa3	940	1,199,546
CVS Caremark Corp.,
Sr. Unsec’d. Notes
5.750%	06/01/17		Baa2	185	223,118
6.125%	09/15/39		Baa2	1,115	1,453,675
Cytec Industries, Inc.,
Sr. Unsec’d. Notes
6.000%	10/01/15		Baa2	705	770,259
Dana Holding Corp.,
Sr. Unsec’d. Notes
6.500%	02/15/19		B2	265	282,225
Dave & Buster’s, Inc.,
Gtd. Notes
11.000%	06/01/18		Caa1	1,250	1,412,500
DaVita, Inc.,
Gtd. Notes
5.750%	08/15/22		B2	810	842,400
Denbury Resources, Inc.,
Gtd. Notes
6.375%	08/15/21	(a)	B1	1,390	1,508,150
Digital Realty Trust LP,
Gtd. Notes, REIT
5.250%	03/15/21		Baa2	1,305	1,451,912
5.875%	02/01/20		Baa2	2,920	3,375,494

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17		Baa2	$2,500	$2,566,885
5.150%	03/15/42		Baa2	1,475	1,500,630
6.375%	03/01/41		Baa2	845	989,232
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21		Ba2	1,705	1,858,450
Gtd. Notes, 144A
4.625%	07/15/17		Ba2	635	649,288
5.875%	07/15/22		Ba2	370	379,250
DJO Finance LLC/DJO Finance Corp.,
Gtd. Notes
9.750%	10/15/17		Caa1	180	153,000
10.875%	11/15/14		B3	500	517,500
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20	(a)	Baa3	140	154,035
DR Horton, Inc.,
Gtd. Notes
4.375%	09/15/22		Ba2	1,605	1,594,969
Dr. Pepper Snapple Group, Inc.,
Gtd. Notes
3.200%	11/15/21		Baa1	2,480	2,579,788
Duke Energy Carolinas LLC,
First Mortgage
4.300%	06/15/20		A1	1,800	2,075,027
Duke Energy Corp.,
Sr. Unsec’d. Notes
5.050%	09/15/19	(a)	Baa2	1,925	2,251,478
DuPont Fabros Technology LP,
Gtd. Notes, REIT
8.500%	12/15/17		Ba1	1,020	1,124,550
Edgen Murray Corp.,
Sr. Sec’d. Notes
12.250%	01/15/15		Caa3	345	368,288
El Paso Pipeline Partners Operating Co. LLC,
Gtd. Notes
6.500%	04/01/20		Ba1	1,740	2,064,225
Embarq Corp.,
Sr. Unsec’d. Notes
7.995%	06/01/36		Baa3	1,110	1,248,353
Endo Health Solutions, Inc.,
Gtd. Notes
7.000%	07/15/19		Ba3	1,145	1,233,738
Energy Transfer Equity LP,
Sr. Sec’d. Notes
7.500%	10/15/20		Ba2	400	454,000
Enterprise Products Operating LLC,
Gtd. Notes
6.125%	10/15/39		Baa3	2,000	2,403,706
6.450%	09/01/40		Baa3	835	1,037,215
6.650%	04/15/18		Baa3	2,000	2,458,692
Entravision Communications Corp.,
Sr. Sec’d. Notes
8.750%	08/01/17	(a)	B1	1,746	1,885,680
Equinix, Inc.,
Sr. Unsec’d. Notes
8.125%	03/01/18		Ba2	290	321,900

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
ERP Operating LP,
Sr. Unsec’d. Notes, REIT
4.625%	12/15/21		Baa1	$2,600	$2,996,230
Express Scripts Holding Co.,
Gtd. Notes, 144A
6.125%	11/15/41		Baa3	885	1,148,896
Fidelity National Information Services, Inc.,
Gtd. Notes
5.000%	03/15/22		Ba2	1,455	1,502,288
First Data Corp.,
Gtd. Notes
9.875%	09/24/15	(a)	Caa1	1,020	1,040,400
12.625%	01/15/21		Caa1	480	497,400
Sec’d. Notes, 144A
8.250%	01/15/21		Caa1	405	403,988
Sr. Sec’d. Notes, 144A
6.750%	11/01/20		B1	470	467,062
7.375%	06/15/19		B1	760	783,750
Florida Power Corp.,
First Mortgage
6.400%	06/15/38	(a)	A2	1,720	2,366,546
Ford Motor Co.,
Sr. Unsec’d. Notes
7.450%	07/16/31		Ba2	810	1,007,438
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.000%	06/12/17		Baa3	2,185	2,224,094
4.250%	02/03/17		Baa3	410	435,746
5.000%	05/15/18		Ba1	600	655,034
6.625%	08/15/17		Ba1	9,385	10,885,812
7.000%	04/15/15		Ba1	500	560,000
8.125%	01/15/20		Ba1	1,000	1,256,369
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes
2.150%	03/01/17	(a)	Baa3	735	743,295
3.550%	03/01/22		Baa3	1,380	1,381,394
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes, 144A
6.500%	09/15/18		Ba2	690	777,975
Frontier Communications Corp.,
Sr. Unsec’d. Notes
8.250%	04/15/17	(a)	Ba2	1,300	1,475,500
9.000%	08/15/31		Ba2	470	501,725
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	(a)	Aa2	1,835	2,186,698
6.000%	08/07/19		Aa2	6,995	8,507,956
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
9.500%	10/15/18		B3	2,000	2,270,000
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	(a)	A3	1,195	1,274,761
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/21		Baa1	800	917,350
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
5.375%	03/15/20		A1	3,965	4,424,805

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.750%	01/24/22	(a)	A3	$2,310	$2,660,834
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
8.250%	08/15/20		B1	700	775,250
Gray Television, Inc.,
Gtd. Notes, 144A
7.500%	10/01/20		Caa2	600	597,000
Sec’d. Notes
10.500%	06/29/15		Caa2	255	276,356
GXS Worldwide, Inc.,
Sr. Sec’d. Notes
9.750%	06/15/15		B2	1,080	1,112,400
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
7.000%	09/01/22		B3	1,135	1,180,400
Halcon Resources Corp.,
Gtd. Notes, 144A
9.750%	07/15/20		B3	370	378,325
Hartford Financial Services Group, Inc.,
Sr. Unsec’d. Notes
5.125%	04/15/22		Baa3	2,105	2,364,424
5.500%	03/30/20		Baa3	2,245	2,540,693
6.625%	03/30/40		Baa3	815	981,700
HCA Holdings, Inc.,
Sr. Unsec’d. Notes
7.750%	05/15/21	(a)	B3	2,530	2,757,700
HCA, Inc.,
Sr. Sec’d. Notes
5.875%	03/15/22	(a)	Ba3	1,075	1,165,031
Health Care REIT, Inc.,
Sr. Unsec’d. Notes, REIT
4.125%	04/01/19		Baa2	1,425	1,517,098
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41		Baa2	2,325	2,696,884
6.000%	01/15/40	(a)	Baa2	535	649,179
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
4.750%	06/02/14		A2	4,600	4,849,361
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20		B3	200	208,000
HJ Heinz Co.,
Sr. Unsec’d. Notes
1.500%	03/01/17		Baa2	1,740	1,765,964
2.850%	03/01/22		Baa2	1,435	1,466,792
Hologic, Inc.,
Gtd. Notes, 144A
6.250%	08/01/20		B2	235	249,100
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
5.950%	04/01/41		A3	895	1,215,420
Honeywell International, Inc.,
Sr. Unsec’d. Notes
4.250%	03/01/13		A2	5,480	5,569,083
Hornbeck Offshore Services, Inc.,
Gtd. Notes
5.875%	04/01/20		Ba3	1,200	1,221,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Host Hotels & Resorts LP,
Gtd. Notes, REIT
4.750%	03/01/23		Ba1	$1,295	$1,341,944
Sr. Unsec’d. Notes, REIT
6.000%	10/01/21		Ba1	550	628,375
Humana, Inc.,
Sr. Unsec’d. Notes
7.200%	06/15/18		Baa3	580	702,930
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18		Ba3	1,560	1,673,100
Infor US, Inc.,
Gtd. Notes, 144A
9.375%	04/01/19		Caa1	1,220	1,354,200
11.500%	07/15/18		Caa1	600	684,000
ING US, Inc.,
Gtd. Notes, 144A
5.500%	07/15/22		Baa3	2,735	2,853,108
International Business Machines Corp.,
Sr. Unsec’d. Notes
1.250%	02/06/17	(a)	Aa3	2,500	2,541,242
7.625%	10/15/18		Aa3	4,915	6,658,154
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.250%	12/15/20		B1	1,410	1,677,900
8.625%	09/15/15		B1	400	455,500
8.875%	09/01/17		B1	2,000	2,360,000
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39		Baa3	895	1,184,726
9.375%	05/15/19		Baa3	825	1,115,585
Iron Mountain, Inc.,
Sr. Sub. Notes
5.750%	08/15/24		B1	725	726,812
Jabil Circuit, Inc.,
Sr. Unsec’d. Notes
4.700%	09/15/22		Ba1	170	169,150
5.625%	12/15/20		Ba1	370	395,900
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19	(a)	B3	1,100	1,234,750
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.950%	03/09/15		A2	2,740	2,887,933
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
3.250%	09/23/22	(a)	A2	5,680	5,758,918
4.250%	10/15/20		Aa3	5,000	5,462,970
4.400%	07/22/20		Aa3	6,100	6,713,581
JPMorgan Chase Bank NA,
Sub. Notes
6.000%	10/01/17		Aa2	2,085	2,467,337
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
4.150%	03/01/22		Baa2	2,500	2,700,705
5.625%	02/15/15		Baa2	1,555	1,709,376
9.000%	02/01/19	(a)	Baa2	900	1,193,342

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Kohl’s Corp.,
Sr. Unsec’d. Notes
3.250%	02/01/23		Baa1	$1,595	$1,622,123
Kraft Foods Group, Inc.,
Gtd. Notes, 144A
3.500%	06/06/22		Baa2	1,640	1,732,809
5.375%	02/10/20		Baa2	89	105,777
6.875%	01/26/39		Baa2	1,940	2,647,743
Kraft Foods, Inc.,
Sr. Unsec’d. Notes
5.375%	02/10/20		Baa2	251	302,798
6.875%	02/01/38		Baa2	1,280	1,756,882
6.875%	01/26/39		Baa2	650	893,412
Kroger Co. (The),
Gtd. Notes
5.000%	04/15/13		Baa2	800	817,453
Lamar Media Corp.,
Gtd. Notes
5.875%	02/01/22		B1	375	399,375
Landry’s, Inc.,
Sr. Notes, 144A
9.375%	05/01/20		Caa1	1,565	1,651,075
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes, 144A
8.875%	06/01/19	(a)	Caa2	1,920	2,016,000
Level 3 Financing, Inc.,
Gtd. Notes, 144A
7.000%	06/01/20		B3	825	833,250
Levi Strauss & Co.,
Sr. Unsec’d. Notes
7.625%	05/15/20		B2	340	367,200
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
5.000%	06/01/21		Baa2	1,015	1,072,863
6.500%	05/01/42		Baa2	1,005	1,087,947
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21		Baa2	1,850	2,009,180
Linn Energy LLC/Linn Energy Finance Corp.,
Gtd. Notes
7.750%	02/01/21		B2	500	528,750
8.625%	04/15/20		B2	260	284,700
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.350%	09/15/21		Baa1	1,445	1,526,647
Lorillard Tobacco Co.,
Gtd. Notes
2.300%	08/21/17		Baa2	1,060	1,068,697
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
3.800%	11/15/21	(a)	A3	710	783,771
Ltd. Brands, Inc.,
Gtd. Notes
5.625%	02/15/22		Baa1	1,240	1,336,100
6.625%	04/01/21	(a)	Ba1	1,200	1,362,000
Macy’s Retail Holdings, Inc.,
Gtd. Notes
5.125%	01/15/42		Baa3	2,075	2,266,666
6.375%	03/15/37		Ba1	540	651,364

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
6.700%	07/15/34		Ba1	$275	$325,721
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.,
Gtd. Notes
5.500%	02/15/23		Ba3	400	419,000
McKesson Corp.,
Sr. Unsec’d. Notes
7.500%	02/15/19		Baa2	305	393,463
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		B1	470	502,900
Meritor, Inc.,
Gtd. Notes
10.625%	03/15/18	(a)	B3	1,940	2,046,700
MetLife, Inc.,
Jr. Sub. Notes
6.400%	12/15/66		Baa2	5,005	5,250,650
MGM Resorts International,
Gtd. Notes
6.875%	04/01/16		B3	615	642,675
7.750%	03/15/22		B3	375	391,875
Michaels Stores, Inc.,
Gtd. Notes, 144A
7.750%	11/01/18	(a)	B3	2,350	2,514,500
Microsoft Corp.,
Sr. Unsec’d. Notes
2.500%	02/08/16	(a)	Aaa	3,400	3,624,492
MidAmerican Energy Holdings Co.,
Sr. Unsec’d. Notes
5.750%	04/01/18		Baa1	900	1,081,949
6.500%	09/15/37		Baa1	2,970	3,977,109
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes, 144A
10.750%	10/01/20		Caa1	625	651,562
Momentive Performance Materials, Inc.,
Sec’d. Notes
9.000%	01/15/21	(a)	Caa1	335	242,875
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
5.500%	01/26/20		A2	2,190	2,383,795
Mosaic Co. (The),
Sr. Unsec’d. Notes
3.750%	11/15/21		Baa1	1,695	1,818,510
4.875%	11/15/41		Baa1	270	299,182
Nabors Industries, Inc.,
Gtd. Notes
6.150%	02/15/18		Baa2	2,805	3,294,234
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
4.375%	04/01/21		Baa2	3,050	3,458,505
5.150%	04/30/20		Baa2	1,740	2,062,046
NBTY, Inc.,
Gtd. Notes
9.000%	10/01/18		B3	1,295	1,440,688
Newmont Mining Corp.,
Gtd. Notes
4.875%	03/15/42		Baa1	1,380	1,414,423
6.250%	10/01/39		Baa1	570	673,409

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
News America, Inc.,
Gtd. Notes
6.650%	11/15/37		Baa1	$1,790	$2,271,408
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC,
Gtd. Notes
8.875%	03/15/18		B2	2,000	2,065,000
Nisource Finance Corp.,
Gtd. Notes
6.125%	03/01/22		Baa3	540	663,171
6.800%	01/15/19		Baa3	1,000	1,207,362
Noble Energy, Inc.,
Sr. Unsec’d. Notes
4.150%	12/15/21		Baa2	3,000	3,240,387
6.000%	03/01/41		Baa2	1,260	1,525,282
Nordstrom, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/14		Baa1	275	302,716
7.000%	01/15/38	(a)	Baa1	1,535	2,235,881
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.900%	06/15/19		Baa1	745	907,162
NRG Energy, Inc.,
Gtd. Notes
7.625%	01/15/18	(a)	B1	880	952,600
8.250%	09/01/20	(a)	B1	615	670,350
Gtd. Notes, 144A
6.625%	03/15/23	(a)	B1	605	618,612
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
1.750%	02/15/17		A2	2,265	2,345,077
ONEOK Partners LP,
Gtd. Notes
3.375%	10/01/22		Baa2	2,335	2,346,374
6.850%	10/15/37		Baa2	1,160	1,419,491
8.625%	03/01/19		Baa2	570	748,429
Pacific Gas & Electric Co.,
Sr. Unsec’d. Notes
6.250%	03/01/39	(a)	A3	2,170	2,932,916
Packaging Corp. of America,
Sr. Unsec’d. Notes
3.900%	06/15/22		Baa3	675	696,730
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18		NR	630	721,350
Sr. Sec’d. Notes
8.875%	06/30/17		BB-(d)	230	249,550
Parker Drilling Co.,
Gtd. Notes
9.125%	04/01/18		B1	925	996,688
Party City Holdings, Inc.,
Sr. Notes, 144A
8.875%	08/01/20		Caa1	1,585	1,688,025
PDC Energy, Inc.,
Sr. Unsec’d. Notes
12.000%	02/15/18		B3	655	713,950
Penske Automotive Group, Inc.,
Gtd. Notes, 144A
5.750%	10/01/22		B2	1,085	1,112,125

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Pfizer, Inc.,
Sr. Unsec’d. Notes
5.350%	03/15/15		A1	$2,995	$3,348,419
7.200%	03/15/39		A1	1,110	1,739,734
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
6.375%	05/16/38		A2	1,525	2,112,531
Pinnacle Entertainment, Inc.,
Gtd. Notes
8.750%	05/15/20	(a)	Caa1	1,095	1,208,606
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22		Baa3	735	780,773
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
5.150%	06/01/42	(a)	Baa2	1,040	1,182,977
Plains Exploration & Production Co.,
Gtd. Notes
6.125%	06/15/19	(a)	B1	410	413,075
6.625%	05/01/21		B1	1,700	1,725,500
Polymer Group, Inc.,
Sr. Sec’d. Notes
7.750%	02/01/19		B1	515	548,475
Public Service Co. of Colorado,
First Mortgage
4.750%	08/15/41	(a)	A2	1,465	1,737,565
Public Service Electric & Gas Co.,
Sec’d. Notes, MTN
3.650%	09/01/42		A1	1,080	1,086,672
Quest Diagnostics, Inc.,
Gtd. Notes
4.700%	04/01/21		Baa2	1,310	1,472,033
Quicksilver Resources, Inc.,
Gtd. Notes
7.125%	04/01/16	(a)	B3	110	94,050
8.250%	08/01/15		B2	905	862,012
Quicksilver, Inc.,
Gtd. Notes
6.875%	04/15/15	(a)	Caa1	2,415	2,402,925
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.375%	10/15/20		Ba2	680	755,989
Raytheon Co.,
Sr. Unsec’d. Notes
1.625%	10/15/15		A3	2,830	2,899,140
Republic Services, Inc.,
Gtd. Notes
5.250%	11/15/21		Baa3	2,895	3,427,069
Reynolds American, Inc.,
Gtd. Notes
7.250%	06/15/37		Baa3	210	265,469
7.625%	06/01/16		Baa3	490	590,440
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Gtd. Notes
9.000%	04/15/19	(a)	Caa1	330	336,600
Sr. Sec’d. Notes
7.125%	04/15/19		Ba3	420	443,100
7.875%	08/15/19		Ba3	1,740	1,879,200
Sr. Sec’d. Notes, 144A

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
5.750%	10/15/20		B1	$1,000	$1,000,000
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	(a)	Caa2	325	333,125
9.500%	06/15/17	(a)	Caa3	810	833,288
Rock-Tenn Co.,
Unsec’d. Notes, 144A
4.900%	03/01/22	(a)	Ba1	535	579,551
Rohm & Haas Co.,
Sr. Unsec’d. Notes
6.000%	09/15/17		Baa3	3,925	4,691,635
Ryland Group, Inc. (The),
Gtd. Notes
5.375%	10/01/22		B1	1,175	1,177,938
Sabra Health Care LP/Sabra Capital Corp.,
Gtd. Notes, REIT
8.125%	11/01/18	(a)	B2	825	903,375
Gtd. Notes, REIT, 144A
8.125%	11/01/18		B1	270	294,975
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.750%	06/01/22		Ba3	420	447,300
6.875%	11/15/19		B1	670	745,375
SandRidge Energy, Inc.,
Gtd. Notes
7.500%	03/15/21		B3	795	818,850
Gtd. Notes, 144A
7.500%	02/15/23		B2	335	345,050
8.125%	10/15/22		B2	1,410	1,501,650
Sanmina-SCI Corp.,
Gtd. Notes, 144A
7.000%	05/15/19		B1	465	469,650
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18		B3	415	415,000
Sirius XM Radio, Inc.,
Sr. Unsec’d. Notes, 144A
5.250%	08/15/22		B1	1,350	1,343,250
SLM Corp.,
Unsec’d. Notes, MTN
6.000%	01/25/17		Ba1	1,670	1,818,212
Sonic Automotive, Inc.,
Gtd. Notes, 144A
7.000%	07/15/22		B3	1,450	1,551,500
Southern California Edison Co.,
First Mortgage
4.500%	09/01/40		A1	595	678,972
5.500%	03/15/40		A1	1,395	1,815,188
Southern Co. (The),
Sr. Unsec’d. Notes
2.375%	09/15/15		Baa1	3,635	3,806,143
Southern Copper Corp.,
Sr. Unsec’d. Notes
6.750%	04/16/40		Baa2	3,315	3,812,943
Spectrum Brands, Inc.,
Sr. Sec’d. Notes
9.500%	06/15/18		B1	315	355,162
Sr. Sec’d. Notes, 144A
9.500%	06/15/18		B1	70	78,925

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Sprint Nextel Corp.,
Sr. Unsec’d. Notes
6.000%	12/01/16	(a)	B3	$2,965	$3,053,950
7.000%	08/15/20		B3	1,025	1,066,000
9.125%	03/01/17		B3	1,005	1,138,162
Starz LLC/Starz Finance Corp.,
Sr. Notes, 144A
5.000%	09/15/19		Ba2	205	209,612
Steel Dynamics, Inc.,
Gtd. Notes, 144A
6.375%	08/15/22		Ba2	1,430	1,476,475
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	08/01/21	(a)	Ba3	350	373,625
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19		Caa1	610	655,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes
6.875%	02/01/21		B1	1,425	1,546,125
Taylor Morrison Communities, Inc./Monarch Communities, Inc.,
Gtd. Notes, 144A
7.750%	04/15/20		B2	1,950	2,076,750
Terex Corp.,
Gtd. Notes
6.500%	04/01/20		B2	290	301,600
Sr. Sub. Notes
8.000%	11/15/17	(a)	Caa1	960	993,600
Tesoro Logistics LP/Tesoro Logistics Finance Corp.,
Sr. Notes, 144A
5.875%	10/01/20		B1	120	123,000
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
2.375%	05/16/16		A1	3,165	3,346,899
Time Warner Cable, Inc.,
Gtd. Notes
4.500%	09/15/42	(a)	Baa2	1,705	1,700,357
6.550%	05/01/37		Baa2	2,500	3,141,615
Time Warner, Inc.,
Gtd. Notes
4.900%	06/15/42		Baa2	1,750	1,920,062
TPC Group LLC,
Sr. Sec’d. Notes
8.250%	10/01/17		B1	1,055	1,139,400
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22		Baa3	1,800	1,885,500
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.163%	07/15/22		Baa2	1,820	2,074,152
6.125%	02/15/20	(a)	Baa2	870	1,085,136
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42		A2	1,420	1,591,515
4.875%	05/01/15		A2	4,585	5,090,858
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
6.500%	06/15/37		A3	2,495	3,280,990

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Univision Communications, Inc.,
Gtd. Notes, 144A
8.500%	05/15/21	(a)	Caa2	$780	$791,700
Sr. Sec’d. Notes, 144A
6.750%	09/15/22		B2	1,000	1,000,000
6.875%	05/15/19		B2	410	422,300
7.875%	11/01/20		B2	560	599,200
UR Merger Sub Corp.,
Gtd. Notes, 144A
7.375%	05/15/20		B3	3,030	3,257,250
Sec’d. Notes, 144A
5.750%	07/15/18		Ba3	95	100,344
US Bancorp,
Sr. Unsec’d. Notes, MTN
2.200%	11/15/16		Aa3	3,045	3,196,403
Valero Energy Corp.,
Gtd. Notes
4.500%	02/01/15		Baa2	315	339,482
6.125%	02/01/20		Baa2	520	631,614
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes, REIT
4.250%	03/01/22	(a)	Baa2	2,020	2,148,145
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
3.500%	11/01/21	(a)	A3	7,120	7,854,983
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22		Baa3	2,195	2,223,114
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		Caa1	990	1,017,225
WellPoint, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42		Baa2	1,465	1,478,882
4.650%	01/15/43		Baa2	3,395	3,462,920
West Corp.,
Gtd. Notes
7.875%	01/15/19		B3	1,025	1,055,750
Windstream Corp.,
Gtd. Notes
7.875%	11/01/17	(a)	Ba3	1,600	1,788,000
Wolverine World Wide, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	10/15/20		B2	1,690	1,740,700
Wyeth LLC,
Gtd. Notes
5.950%	04/01/37		A1	935	1,267,150
Xerox Corp.,
Sr. Unsec’d. Notes
4.250%	02/15/15		Baa2	2,750	2,920,654
XM Satellite Radio, Inc.,
Gtd. Notes, 144A
7.625%	11/01/18		B2	1,230	1,359,150

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)
United States (cont’d.)
Yum! Brands, Inc.,
Sr. Unsec’d. Notes
6.875%	11/15/37	Baa3	$955	$1,305,579

				574,794,023

TOTAL CORPORATE BONDS (cost $753,818,049)				791,639,170

FOREIGN GOVERNMENT BONDS — 0.7%
Federative Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
5.625%	01/07/41	Baa2	2,115	2,707,200
7.875%	03/07/15	Baa2	4,770	5,564,205
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
2.750%	06/15/18	Aa2	3,515	3,803,764
Province of Ontario (Canada),
Sr. Unsec’d. Notes
4.400%	04/14/20	Aa1	4,485	5,320,955
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1	2,700	2,944,350
6.050%	01/11/40	Baa1	1,040	1,385,800
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1	2,026	2,253,925

TOTAL FOREIGN GOVERNMENT BONDS (cost $22,299,399)				23,980,199

MUNICIPAL BONDS — 0.7%
California — 0.1%
State of California,
General Obligation Unlimited,
7.550%	04/01/39	A1	1,630	2,224,787

Mississippi
State of Mississippi,
General Obligation Unlimited, Series 2010E
5.245%	11/01/34	Aa2	1,370	1,661,317

Missouri — 0.1%
Missouri Highway & Transportation Commission,
Revenue Bonds,
5.445%	05/01/33	Aa1	2,315	2,863,007

New York — 0.2%
City of New York,
General Obligation Unlimited, Series F
6.271%	12/01/37	Aa2	2,120	2,823,395
Metropolitan Transportation Authority,
Revenue Bonds, Series 2010E
6.814%	11/15/40	A2	2,180	2,949,998
New York City Municipal Water Finance Authority,
Revenue Bonds, Series EE
6.011%	06/15/42	Aa2	1,840	2,573,093

				8,346,486

Ohio — 0.1%
American Municipal Power, Inc.,
Revenue Bonds,
7.834%	02/15/41	A3	2,020	2,876,722

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†		Principal Amount (000)#			Value
MUNICIPAL BONDS (Continued)
Texas — 0.2%
Dallas Area Rapid Transit,
Revenue Bonds,
4.922%	12/01/41	Aa2		$		800	$976,776
5.022%	12/01/48	Aa2				2,435	3,009,149
University of Texas System,
Revenue Bonds, Series 2010D
5.134%	08/15/42	Aaa				1,785	2,245,405

							6,231,330

TOTAL MUNICIPAL BONDS (cost $18,978,920)							24,203,649

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 1.2%
Aire Valley Mortgages PLC (United Kingdom),
Series 2006-1X, Class 2A1
0.544%(c)	09/20/66	Aaa			EUR	303	360,574
Series 2007-1X, Class 2A3
0.891%(c)	09/20/66	Aaa			GBP	618	922,624
Alba PLC (United Kingdom),
Series 2005-1, Class A3
0.877%(c)	11/25/42	A2			GBP	487	662,386
Auburn Securities PLC (United Kingdom),
Series 5, Class A2
0.851%(c)	12/01/41	A2			GBP	463	662,660
Brunel Residential Mortgage Securitisation PLC (United Kingdom),
Series 2007-1A, Class A4C, 144A
0.656%(c)	01/13/39	Aa2				237	229,409
E-MAC NL BV (Netherlands),
Series DE09-1, Class A1
3.303%(c)	11/25/53	A+	(d)		EUR	1,632	2,105,907
Eurosail PLC (United Kingdom),
Series 2006-3X, Class A3A
0.436%(c)	09/10/44	Aa2			EUR	1,254	1,479,462
First Flexible PLC (United Kingdom),
Series 4, Class A
1.071%(c)	07/01/36	AAA	(d)		GBP	540	824,575
Friary PLC (United Kingdom),
Series 2011-1, Class A2
2.575%(c)	10/21/43	Aaa			GBP	2,500	4,114,724
Holland Euro-Denominated Mortgage Backed Series (Netherlands),
Series 11, Class A
0.370%(c)	09/18/40	Aaa			EUR	1,098	1,370,789
Holland Homes MBS BV (Netherlands),
Series III, Class A
0.374%(c)	03/20/83	Aaa			EUR	2,623	3,215,514
Leek Finance Ltd. (United Kingdom),
Series 17X, Class A2A
0.907%(c)	12/21/37	Aaa			GBP	2,434	4,027,067
Series 18X, Class A2B
0.636%(c)	09/21/38	Aaa				1,252	1,274,375
Series 19A, Class A2B, 144A
0.596%(c)	12/21/38	Aaa				2,701	2,732,076
Series 19X, Class A2A
0.847%(c)	12/21/38	Aaa			GBP	365	595,247
Leek Finance PLC (United Kingdom),
Series 18X, Class A2A
0.887%(c)	09/21/38	Aaa			GBP	226	371,547

Interest Rate	Maturity Date		Moody’s Ratings†		Principal Amount (000)#			Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
Mansard Mortgages PLC (United Kingdom),
Series 2006-1X, Class A2
1.028%(c)	10/15/48		Aa1			GBP	1,966	$3,023,280
Marble Arch Residential Securitisation No. 4 Ltd. (United Kingdom),
Series 4X, Class A3C
0.811%(c)	03/20/40		Aa1			GBP	1,187	1,732,798
Paragon Mortgages PLC (United Kingdom),
Series 16, Class A
3.578%(c)	04/15/39		Aaa			GBP	2,074	3,394,555
Paragon Secured Finance PLC (United Kingdom),
Series 1, Class A
1.104%(c)	11/15/35		AA+	(d)		GBP	2,020	3,126,650
Residential Mortgage Securities Ltd. (United Kingdom),
Series 25, Class A1
3.153%(c)	12/16/50		AAA	(d)		GBP	1,310	2,127,988
RMAC Securities PLC (United Kingdom),
Series 2006-NS1X, Class A2A
0.816%(c)	06/12/44		Aa2			GBP	2,334	3,351,079
Storm BV (Netherlands),
Series 2011-4, Class A2
2.008%(c)	10/22/53		Aaa			EUR	1,700	2,234,941
Series 2012-1, Class A2
2.008%(c)	01/22/54		Aaa			EUR	800	1,052,844

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $43,997,395)								44,993,071

U.S. TREASURY OBLIGATIONS — 1.1%
U.S. Treasury Bonds
1.625%	08/15/22	(a)			$		1,110	1,108,786
U.S. Treasury Notes
0.125%	08/31/13						1,580	1,579,259
0.250%	02/28/14-07/15/15						8,685	8,680,421
0.375%	10/31/12						25,000	25,004,875
0.625%	08/31/17						1,670	1,671,044

TOTAL U.S. TREASURY OBLIGATIONS (cost $38,032,394)								38,044,385

TOTAL LONG-TERM INVESTMENTS (cost $2,826,107,716)								2,961,977,682

Shares
SHORT-TERM INVESTMENT — 22.7%
AFFILIATED MONEY MARKET MUTUAL FUND — 22.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $802,791,656; includes $231,071,243 of cash collateral for securities on loan)(b)(w)	802,791,656	802,791,656

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS(n) — 0.4%
U.S. Treasury Bills
0.160%	05/30/13	$8,000	$7,991,976
0.171%	08/22/13	8,000	7,988,824

TOTAL U.S. TREASURY OBLIGATIONS (cost $15,979,072)			15,980,800

TOTAL SHORT-TERM INVESTMENTS (cost $818,770,728)			818,772,456

TOTAL INVESTMENTS — 104.8% (cost $3,644,878,444)			3,780,750,138
Liabilities in excess of other assets(x) — (4.8)%			(172,652,851)

NET ASSETS — 100.0%			$3,608,097,287

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
ETF	Exchange Traded Funds
FSB	Federal Savings Bank
GDR	Global Depositary Receipt
iBoxx	Bond Market Indices
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s

NVDR	Non-voting Depositary Receipt
PIK	Payment-in-Kind
PRFC	Preference Shares
REIT	Real Estate Investment Trust
SDR	Special Drawing Rights
UTS	Unit Trust Security
XEQT	Equiduct Stock Exchange
XHKG	Hong Kong Stock Exchange
XLON	London Stock Exchange
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
*	Non-income producing security.
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $224,528,969; cash collateral of $231,071,243 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.
(d)	Standard & Poor’s rating.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Positions:
74	2 Year U.S. Treasury Notes	Dec. 2012	$16,312,093	$16,319,312	$7,219
297	5 Year U.S. Treasury Notes	Dec. 2012	36,983,453	37,015,946	32,493
85	20 Year U.S. Treasury Bonds	Dec. 2012	12,707,500	12,696,875	(10,625)
4,349	Euro STOXX 50	Dec. 2012	142,015,371	137,202,125	(4,813,246)
1,500	S&P 500 E-Mini	Dec. 2012	108,776,250	107,565,000	(1,211,250)

					(5,995,409)

Short Positions:
247	10 Year U.S. Treasury Notes	Dec. 2012	32,829,789	32,970,641	(140,852)
29	30 Year U.S. Ultra Bonds	Dec. 2012	4,845,945	4,791,344	54,601

					(86,251)

					$(6,081,660)

(1)	Cash of $15,882,984 has been segregated to cover requirement for open futures contracts as of September 30, 2012.

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Australian Dollar,
Expiring 10/25/12	Dain Rauscher Wessels	AUD	33,535	$34,007,008	$34,694,665	$687,657
British Pound,
Expiring 10/17/12	Royal Bank of Scotland Group PLC	GBP	4,252	6,915,336	6,865,712	(49,624)
Canadian Dollar,
Expiring 10/25/12	JPMorgan Chase	CAD	66,903	67,233,858	68,013,311	779,453
Euro,
Expiring 10/25/12	State Street Bank	EUR	130,860	167,486,415	168,208,298	721,883
Japanese Yen,
Expiring 10/25/12	JPMorgan Chase	JPY	5,219,000	66,487,973	66,891,274	403,301
Norwegian Krone,
Expiring 11/29/12	Hong Kong & Shanghai Bank	NOK	197,897	33,173,531	34,461,225	1,287,694
Expiring 11/29/12	Skandinaviska Enskilda Banken	NOK	388,315	65,448,757	67,620,181	2,171,424
Swedish Krona,
Expiring 10/25/12	Skandinaviska Enskilda Banken	SEK	230,718	34,866,407	35,094,557	228,150
Expiring 10/25/12	State Street Bank	SEK	435,587	64,756,827	66,257,331	1,500,504
Swiss Franc,
Expiring 10/25/12	JPMorgan Chase	CHF	48,406	50,666,545	51,495,185	828,640

				$591,042,657	$599,601,739	$8,559,082

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Australian Dollar,
Expiring 10/25/12	JPMorgan Chase	AUD	71,758	$74,060,780	$74,239,500	$(178,720)
British Pound,
Expiring 10/25/12	JPMorgan Chase	GBP	72,000	113,718,961	116,255,789	(2,536,828)
Canadian Dollar,
Expiring 10/25/12	Dain Rauscher Wessels	CAD	33,789	34,042,682	34,349,960	(307,278)
Euro,
Expiring 10/25/12	JPMorgan Chase	EUR	130,860	164,399,422	168,208,298	(3,808,876)
Norwegian Krone,
Expiring 11/29/12	Skandinaviska Enskilda Banken	NOK	228,876	39,586,212	39,855,881	(269,669)
Expiring 11/29/12	State Street Bank	NOK	357,336	61,263,717	62,225,525	(961,808)
Swedish Krona,
Expiring 10/25/12	Hong Kong & Shanghai Bank	SEK	222,804	33,199,371	33,890,876	(691,505)

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Swedish Krona (cont’d.),
Expiring 10/25/12	JPMorgan Chase	SEK	351,329	$52,158,325	$53,440,848	$(1,282,523)
Expiring 10/25/12	State Street Bank	SEK	92,171	13,737,169	14,020,164	(282,995)

				$586,166,639	$596,486,841	$(10,320,202)

Cross currency exchange contracts outstanding at September 30, 2012:

Settlement	Type		Notional Amount (000)		In Exchange for (000)	Unrealized Appreciation	Counterparty
10/17/12	Buy	GBP	8,004	EUR	9,911	$184,095	Hong Kong & Shanghai Bank
10/17/12	Buy	GBP	7,957	EUR	9,854	182,519	JPMorgan Chase

						$366,614

Total Return swap agreements outstanding at September 30, 2012:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
JPMorgan Chase	05/08/13	$27,111	Receive fixed rate payments on ENHMHEN Index.	$4,198,367	$—	$4,198,367
JPMorgan Chase	12/19/12	68,631	Receive fixed rate payments on IXETR Index and pay one month LIBOR +14 bps.	(2,564,072)	—	(2,564,072)
JPMorgan Chase	11/21/12	30,556	Receive fixed rate payments on S&P GSCI ENERGY and pay 14 bps.	(875,190)	—	(875,190)
JPMorgan Chase	12/06/12	22,782	Receive fixed rate payments on S&P GSCI ENERGY and pay 15 bps.	(486,478)	—	(486,478)

				$272,627	$—	$272,627

# Notional amount is shown in U.S. dollars unless otherwise stated.

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks:
Australia	$—	$37,823,622	$ —
Austria	4,781,584	—	—
Belgium	9,081,581	—	—
Bermuda	17,119,626	—	—
Brazil	5,735,799	—	—
British Virgin Islands	46,216	—	—
Cambodia	—	1,070,294	—
Canada	45,402,007	—	—
Cayman Islands	516,660	—	—
Chile	1,650,134	—	—
China	925,632	25,131,901	—
Colombia	2,182,807	—	—
Cyprus	822,950	—	—
Czech Republic	2,452,886	—	—
Denmark	4,569,800	—	—
Finland	10,857,857	—	—
France	30,932,490	—	—
Gabon	400,535	—	—
Germany	17,855,230	—	—
Greece	26,680	—	—
Guernsey	10,261,351	—	—
Hong Kong	330,550	32,391,020	—
Indonesia	—	11,026,612	—
Ireland	6,899,499	—	—
Isle of Man	691,777	—	—
Israel	9,270,012	—	—
Italy	15,378,295	—	—
Japan	1,305,048	126,341,986	—
Luxembourg	1,161,871	—	—
Malaysia	—	5,396,538	—
Malta	108,282	—	—
Mexico	6,522,441	—	—
Netherlands	24,591,134	—	—
New Zealand	—	1,027,703	—
Norway	25,580,199	—	—
Philippines	76,393	1,730,745	—
Poland	9,647,817	—	—
Portugal	70,006	—	—
Puerto Rico	391,474	—	—
Russia	4,752,580	—	—
Singapore	—	8,955,744	—
South Africa	21,256,037	—	—
South Korea	7,272,134	16,094,863	—
Spain	18,809,975	—	—
Sweden	15,107,905	—	—
Switzerland	24,265,956	—	—
Taiwan	583,758	18,937,405	—
Thailand	—	8,637,031	—
Turkey	7,176,901	—	—
Ukraine	95,786	—	—
United Kingdom	162,344,055	5,367,765	—
United States	584,491,294	—	—
Exchange Traded Funds	317,485,944	—	—

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Level 1	Level 2	Level 3
Preferred Stocks:
Brazil	$4,834,796	$—	$—
Germany	1,313,103	—	—
United States	867,690	—	—
Rights:
France	—	—	—
Unaffiliated Mutual Funds	279,767,076	—	—
Asset-Backed Securities	—	2,627,197	—
Commercial Mortgage-Backed
Securities	—	18,485,169	—
Corporate Bonds	—	791,639,170	—
Foreign Government Bonds	—	23,980,199	—
Municipal Bonds	—	24,203,649	—
Residential Mortgage-Backed
Securities	—	44,993,071	—
U.S. Treasury Obligations	—	54,025,185	—
Affiliated Money Market Mutual Fund	802,791,656	—	—
Other Financial Instruments*
Futures	(6,081,660)	—	—
Foreign Forward Currency Contracts	—	(1,394,506)	—
Total Return Swaps	—	(3,925,740)	4,198,367

Total	$2,514,781,609	$1,254,566,623	$4,198,367

Fair Value of Level 2 investments at 12/31/11 was $630,028,209. An amount of $136,485,357 was transferred from Level 1 into Level 2 at 09/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST SCHRODERS MULTI-ASSET WORLD STRATEGIES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2012 were as follows:

Affiliated Money Market Mutual Fund (6.4% represents investments purchased with collateral from securities on loan)	22.3%
Exchange Traded Funds	8.8
Banks	7.9
Unaffiliated Mutual Funds	7.7
Oil & Gas	5.8
Telecommunications	4.6
Insurance	3.8
Pharmaceuticals	3.6
Retail	2.5
Metals & Mining	2.4
Diversified Financial Services	2.2
Healthcare Services	2.0
Chemicals	1.9
Electric	1.8
Media	1.6
U.S. Treasury Obligations	1.5
Computers	1.4
Aerospace & Defense	1.4
Healthcare Products	1.4
Residential Mortgage-Backed Securities	1.2
Agriculture	1.2
Food	1.2
Software	1.2
Commercial Services	1.2
Machinery & Equipment	1.1
Semiconductors	0.7
Transportation	0.7
Pipelines	0.7
Municipal Bonds	0.7
Foreign Government Bonds	0.7
Real Estate Investment Trusts	0.6
Auto Parts & Equipment	0.6
Construction & Engineering	0.6

Electronics	0.6%
Beverages	0.6
Commercial Mortgage-Backed Securities	0.5
Internet	0.4
Auto Manufacturers	0.4
Household Products/Wares	0.3
Investment Companies	0.3
Electronic Components & Equipment	0.3
Home Builders	0.3
Apparel	0.3
Cosmetics/Personal Care	0.3
Biotechnology	0.3
Entertainment	0.3
Real Estate	0.3
Holding Companies	0.2
Preferred Stocks	0.2
Office Equipment & Supplies	0.2
Distribution/Wholesale	0.2
Advertising	0.2
Paper & Forest Products	0.2
Environmental Control	0.2
Lodging	0.2
Building Materials	0.1
Containers & Packaging	0.1
Consumer Products	0.1
Home Furnishings	0.1
Shipbuilding	0.1
Toys	0.1
Asset-Backed Securities	0.1
Retail & Merchandising	0.1
Water	0.1
Storage	0.1

104.8
Liabilities in excess of other assets	(4.8)

100.0%

The following is a summary of the fair value of the derivative instruments utilized by the Portfolio as of September 30, 2012 categorized by risk exposure:

Derivative Fair Value
at 9/30/12
Equity contracts	$(5,751,869)
Foreign exchange contracts	(1,394,506)
Interest rate contracts	(57,164)

Total	$(7,203,539)

AST SMALL-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.3%
COMMON STOCKS
Aerospace & Defense — 1.5%
Triumph Group, Inc.	157,897	$9,873,299

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings, Inc.*(a)	87,922	4,539,413

Airlines — 0.7%
JetBlue Airways Corp.*(a)	837,920	4,013,637
Spirit Airlines, Inc.*(a)	39,170	669,024

		4,682,661

Auto Parts & Equipment — 0.7%
WABCO Holdings, Inc.*	84,724	4,886,033

Biotechnology — 3.7%
Acorda Therapeutics, Inc.*	162,376	4,158,449
Alnylam Pharmaceuticals, Inc.*	84,917	1,595,590
Exact Sciences Corp.*	35,450	390,304
Halozyme Therapeutics, Inc.*	399,955	3,023,660
Incyte Corp.*(a)	87,920	1,586,956
NPS Pharmaceuticals, Inc.*	244,067	2,257,620
Seattle Genetics, Inc.*(a)	115,945	3,124,718
Sequenom, Inc.*(a)	115,648	408,237
United Therapeutics Corp.*(a)	137,860	7,703,617
Verastem, Inc.*	45,130	423,771

		24,672,922

Building Materials — 1.3%
Apogee Enterprises, Inc.	37,790	741,440
Texas Industries, Inc.(a)	121,387	4,934,382
Trex Co., Inc.*(a)	48,417	1,651,988
USG Corp.*(a)	62,970	1,382,192

		8,710,002

Chemicals — 2.2%
Georgia Gulf Corp.	124,720	4,517,358
Huntsman Corp.	341,012	5,091,309
Quaker Chemical Corp.	118,113	5,512,334

		15,121,001

Clothing & Apparel — 1.4%
Crocs, Inc.*(a)	112,190	1,818,600
Steven Madden Ltd.*	181,972	7,955,816

		9,774,416

Commercial Banks — 3.4%
Bank of the Ozarks, Inc.	79,903	2,754,256
Citizens Republic Bancorp, Inc.*	258,890	5,009,522
CoBiz Financial, Inc.	123,261	862,827
First Horizon National Corp.(a)	56,770	546,695
Signature Bank*	22,860	1,533,449
Susquehanna Bancshares, Inc.	197,171	2,062,409
SVB Financial Group*	37,978	2,296,150
Texas Capital Bancshares, Inc.*(a)	55,479	2,757,861
UMB Financial Corp.	71,736	3,492,108
Walker & Dunlop, Inc.*	91,712	1,409,613

		22,724,890

Commercial Services — 5.1%
GEO Group, Inc. (The)	301,446	8,341,011
Monster Worldwide, Inc.*(a)	1,162,064	8,517,929
PAREXEL International Corp.*	206,036	6,337,667
Sotheby’s	116,434	3,667,671
United Rentals, Inc.*(a)	39,900	1,305,129

	Shares	Value
COMMON STOCKS (Continued)
Commercial Services (cont’d.)
Waste Connections, Inc.	197,371	$5,970,473

		34,139,880

Computer Services & Software — 3.9%
3D Systems Corp.*(a)	15,290	502,276
Fortinet, Inc.*	392,470	9,474,225
Fusion-io, Inc.*	92,125	2,788,624
QLIK Technologies, Inc.*	325,387	7,291,923
Riverbed Technology, Inc.*(a)	258,418	6,013,387

		26,070,435

Distribution/Wholesale — 1.1%
MWI Veterinary Supply, Inc.*	49,072	5,235,001
WESCO International, Inc.*(a)	43,860	2,508,792

		7,743,793

Diversified Financial Services — 0.5%
Duff & Phelps Corp. (Class A Stock)	219,362	2,985,517
Financial Engines, Inc.*	23,130	551,188

		3,536,705

Diversified Machinery — 1.2%
Chart Industries, Inc.*	25,140	1,856,589
Gardner Denver, Inc.	53,500	3,231,935
Middleby Corp.*	24,060	2,782,298

		7,870,822

Electronic Components & Equipment — 4.7%
Coherent, Inc.*	137,132	6,288,874
Cymer, Inc.*(a)	89,364	4,562,926
DTS, Inc.*	48,167	1,121,328
FARO Technologies, Inc.*	81,380	3,362,622
General Cable Corp.*	132,108	3,881,333
InvenSense, Inc.(a)	204,908	2,448,651
Universal Display Corp.*(a)	73,795	2,537,072
Universal Electronics, Inc.*	245,641	4,318,369
Woodward, Inc.	67,163	2,282,199
Zagg, Inc.*(a)	88,140	751,834

		31,555,208

Engineering & Construction — 0.4%
McDermott International, Inc. (Panama)*	250,149	3,056,821

Entertainment & Leisure — 3.9%
Bally Technologies, Inc.*(a)	183,750	9,075,412
Black Diamond, Inc.*	111,155	974,829
Carmike Cinemas, Inc.*	50,890	572,512
Pinnacle Entertainment, Inc.*	303,408	3,716,748
Shuffle Master, Inc.*	737,465	11,659,321

		25,998,822

Financial Services — 0.7%
Cash America International, Inc.	115,044	4,437,247

Food — 1.3%
Fresh Market, Inc. (The)*(a)	135,557	8,130,709
Smart Balance, Inc.*	34,002	410,744

		8,541,453

Healthcare Products — 6.6%
Align Technology, Inc.*(a)	50,010	1,848,870
Arthrocare Corp.*	228,981	7,418,984
Bruker Corp.*	190,191	2,489,600
Cepheid, Inc.*(a)	207,821	7,171,902

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Products (cont’d.)
Cooper Cos., Inc. (The)	71,151	$6,720,923
Greatbatch, Inc.*	54,160	1,317,713
PhotoMedex, Inc.*(a)	52,239	734,480
PSS World Medical, Inc.*	145,962	3,325,014
Sirona Dental Systems, Inc.*	141,231	8,044,518
Thoratec Corp.*	150,294	5,200,172

		44,272,176

Healthcare Services — 2.9%
Acadia Healthcare Co., Inc.*(a)	124,194	2,962,027
Air Methods Corp.*(a)	64,518	7,701,514
Centene Corp.*	172,916	6,468,788
IPC The Hospitalist Co., Inc.*	48,199	2,202,694

		19,335,023

Home Builders — 1.3%
Hovnanian Enterprise, Inc. (Class A Stock)*(a)	450,820	1,559,837
Meritage Homes Corp.*	141,308	5,373,944
Standard Pacific Corp.*(a)	242,956	1,642,383

		8,576,164

Home Furnishings — 0.3%
Select Comfort Corp.*(a)	42,410	1,338,036
Skullcandy, Inc.*(a)	77,550	1,066,312

		2,404,348

Insurance — 0.9%
Validus Holdings Ltd. (Bermuda)	179,415	6,083,963

Internet Services — 3.0%
Bazaarvoice, Inc.(a)	54,300	822,645
Brightcove, Inc.*(a)	119,899	1,400,420
ExactTarget, Inc.*	107,209	2,596,602
HomeAway, Inc.*(a)	37,616	882,095
Pandora Media, Inc.*(a)	54,986	602,097
Saba Software, Inc.*	158,468	1,583,095
Sapient Corp.*	214,671	2,288,393
Sourcefire, Inc.*(a)	40,920	2,006,308
TIBCO Software, Inc.*	172,585	5,217,245
Trulia, Inc.*	141,795	3,037,249

		20,436,149

Investment Companies — 0.4%
KKR Financial Holdings LLC(a)	286,743	2,881,767

Lodging — 0.5%
Orient-Express Hotels Ltd. (Bermuda) (Class A Stock)*	365,043	3,248,883

Machinery & Equipment — 2.0%
Regal-Beloit Corp.	99,815	7,034,961
Terex Corp.*(a)	231,996	5,238,470
Twin Disc, Inc.(a)	85,431	1,529,215

		13,802,646

Manufacturing — 1.6%
Colfax Corp.*(a)	115,518	4,236,045
Hexcel Corp.*	280,746	6,743,519

		10,979,564

Media — 0.2%
Martha Stewart Living Omnimedia, Inc. (Class A Stock)	108,392	332,763

	Shares	Value
COMMON STOCKS (Continued)
Media (cont’d.)
Sinclair Broadcast Group, Inc. (Class A Stock)	103,731	$1,162,825

		1,495,588

Metals & Mining — 2.6%
Allied Nevada Gold Corp.*(a)	41,650	1,626,849
Carpenter Technology Corp.	21,590	1,129,589
Northwest Pipe Co.*	143,042	3,525,985
RTI International Metals, Inc.*(a)	257,628	6,167,614
Titanium Metals Corp.	383,390	4,918,894

		17,368,931

Miscellaneous Manufacturing — 0.1%
Raven Industries, Inc.	16,071	472,970

Oil & Gas — 8.0%
Cheniere Energy, Inc.*	43,480	676,114
Dril-Quip, Inc.*	65,538	4,710,871
Forum Energy Technologies, Inc.*(a)	42,713	1,038,780
Gulfport Energy Corp.*	195,620	6,115,081
Hornbeck Offshore Services, Inc.*	34,810	1,275,786
Kodiak Oil & Gas Corp. (Canada)*	109,374	1,023,741
Lufkin Industries, Inc.(a)	186,331	10,028,334
Magnum Hunter Resources Corp.*(a)	474,610	2,107,268
Oasis Petroleum, Inc.*(a)	273,604	8,063,110
Ocean Rig UDW, Inc. (Cyprus)*	156,021	2,544,703
OYO Geospace Corp.*	89,917	11,006,740
Rex Energy Corp.*	101,477	1,354,718
Thermon Group Holdings, Inc.*	163,985	4,097,985

		54,043,231

Pharmaceuticals — 6.4%
Achillion Pharmaceuticals, Inc.*	27,800	289,398
Akorn, Inc.*(a)	159,202	2,104,650
BioMarin Pharmaceutical, Inc.*(a)	83,357	3,356,786
BioScrip, Inc.*	106,326	968,630
Catamaran Corp. (Canada)*	43,211	4,233,382
Dusa Pharmaceuticals, Inc.*	119,900	814,121
Jazz Pharmaceuticals PLC (Ireland)*	52,690	3,003,857
Medivation, Inc.*	47,600	2,682,736
Natural Grocers By Vitamin Cottage, Inc.	195,375	4,360,770
Onyx Pharmaceuticals, Inc.*	79,205	6,692,822
Sagent Pharmaceuticals, Inc.*	34,876	556,272
Salix Pharmaceuticals Ltd.*(a)	139,623	5,911,638
Sarepta Therapeutics, Inc.*(a)	77,020	1,196,121
Synageva BioPharma Corp.*(a)	27,011	1,443,198
Theravance, Inc.*(a)	175,846	4,556,170
Vivus, Inc.*(a)	40,914	729,087

		42,899,638

Real Estate Investment Trusts — 1.2%
Glimcher Realty Trust	153,300	1,620,381
Redwood Trust, Inc.	101,991	1,474,790
Tanger Factory Outlet Centers	16,970	548,640
Two Harbors Investment Corp.	399,691	4,696,369

		8,340,180

Retail & Merchandising — 11.1%
Aeropostale, Inc.*	76,263	1,031,838
BJ’s Restaurants, Inc.*(a)	176,024	7,982,689
Body Central Corp.*	74,799	781,650
Bravo Brio Restaurant Group, Inc.*	77,770	1,131,554
Chico’s FAS, Inc.	292,520	5,297,537

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Chuy’s Holdings, Inc.*	17,148	$420,469
EZCORP, Inc. (Class A Stock)*	61,830	1,417,762
Fifth & Pacific Cos., Inc.*	123,480	1,578,074
Francesca’s Holdings Corp.*(a)	192,071	5,902,342
Genesco, Inc.*	269,859	18,007,691
GNC Holdings, Inc. (Class A Stock)	51,820	2,019,425
Hibbett Sports, Inc.*(a)	44,719	2,658,545
Mattress Firm Holding Corp.*(a)	56,080	1,578,652
Red Robin Gourmet Burgers, Inc.*	37,440	1,219,046
Sally Beauty Holdings, Inc.*	160,917	4,037,408
Teavana Holdings, Inc.*	64,166	836,725
Texas Roadhouse, Inc.	29,134	498,191
Tilly’s, Inc. (Class A Stock)*	85,710	1,571,064
Ulta Salon Cosmetics & Fragrance, Inc.	20,400	1,964,622
Vitamin Shoppe, Inc.*(a)	254,390	14,836,025

		74,771,309

Semiconductors — 3.3%
Cavium, Inc.*(a)	247,917	8,263,074
Inphi Corp.*	70,154	747,842
Integrated Device Technology, Inc.*(a)	153,320	901,522
Microsemi Corp.*	40,660	816,046
Monolithic Power Systems, Inc.*(a)	39,884	787,709
Peregrine Semiconductor Corp.*	63,904	1,082,534
Teradyne, Inc.*(a)	368,388	5,238,477
Veeco Instruments, Inc.*(a)	144,839	4,348,067

		22,185,271

Software — 3.8%
Compuware Corp.*	660,639	6,546,932
Guidewire Software, Inc.	11,610	360,490
Infoblox, Inc.*(a)	54,790	1,273,868
Jive Software, Inc.(a)	71,034	1,115,944
MedAssets, Inc.*	359,665	6,402,037
Omnicell, Inc.*	52,766	733,447
Opnet Technologies, Inc.	184,837	6,297,397
Synchronoss Technologies, Inc.*(a)	40,250	921,725
Ultimate Software Group, Inc.*	21,630	2,208,423

		25,860,263

Telecommunications — 3.5%
Aruba Networks, Inc.*(a)	126,250	2,838,731
EZchip Semiconductor Ltd. (Israel)*(a)	113,874	3,483,406
Finisar Corp.*(a)	16,460	235,378
IPG Photonics Corp.*(a)	141,257	8,094,026
Ixia*	84,980	1,365,629
Neonode, Inc.*(a)	52,025	196,134
NICE Systems Ltd. (Israel), ADR*	221,630	7,362,549

		23,575,853

Transportation — 1.2%
Landstar System, Inc.	87,861	4,154,068
Quality Distribution, Inc.*	293,842	2,718,038
Roadrunner Transportation Systems, Inc.*	88,571	1,433,079

		8,305,185

TOTAL LONG-TERM INVESTMENTS (cost $625,299,956)		669,274,925

	Shares	Value
SHORT-TERM INVESTMENT — 24.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $166,461,613; includes $162,079,490 of cash collateral for securities on loan)(b)(w)	166,461,613	$166,461,613

TOTAL INVESTMENTS — 124.0% (cost $791,761,569)		835,736,538
Liabilities in excess of other assets — (24.0)%		(161,959,539)

NET ASSETS — 100.0%		$673,776,999

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $157,074,133; cash collateral of $162,079,490 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST SMALL-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$669,274,925	$—	$—
Affiliated Money Market Mutual Fund	166,461,613	—	—

Total	$835,736,538	$—	$—

AST SMALL-CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.7%
COMMON STOCKS — 96.0%
Advertising
National CineMedia, Inc.	9,900	$162,063

Aerospace — 0.9%
Curtiss-Wright Corp.	16,800	549,360
Esterline Technologies Corp.*	16,800	943,152
Moog, Inc. (Class A Stock)*	5,150	195,030
Triumph Group, Inc.	92,750	5,799,657

		7,487,199

Aerospace & Defense — 0.5%
Kratos Defense & Security Solutions, Inc.*	47,000	274,480
LMI Aerospace, Inc.*	65,900	1,346,996
M/A-COM Technology Solutions Holdings, Inc.*	7,900	100,330
Teledyne Technologies, Inc.*	34,767	2,203,880

		3,925,686

Agriculture — 0.2%
Andersons, Inc. (The)	28,600	1,077,076
Universal Corp.(a)	14,100	717,972

		1,795,048

Airlines — 0.6%
Alaska Air Group, Inc.*	61,600	2,159,696
Republic Airways Holdings, Inc.*	340,600	1,576,978
Spirit Airlines, Inc.*(a)	20,500	350,140
US Airways Group, Inc.*(a)	107,600	1,125,496

		5,212,310

Apparel — 0.2%
Columbia Sportswear Co.(a)	28,487	1,538,298
Skechers USA, Inc. (Class A Stock)*	6,500	132,600

		1,670,898

Automotive Components — 1.2%
Cooper Tire & Rubber Co.	416,772	7,993,687
Superior Industries International, Inc.	119,950	2,049,945

		10,043,632

Biotechnology — 0.3%
Ariad Pharmaceuticals, Inc.*(a)	10,400	251,940
Cambrex Corp.*	95,700	1,122,561
Celldex Therapeutics, Inc.*	32,400	204,120
Lexicon Pharmaceuticals, Inc.*(a)	420,000	974,400

		2,553,021

Broadcasting — 0.4%
Belo Corp. (Class A Stock)	324,878	2,543,795
Journal Communications, Inc. (Class A Stock)*	127,000	660,400

		3,204,195

Building Materials
ABM Industries, Inc.	9,900	187,407

Building Products — 0.2%
Gibraltar Industries, Inc.*	117,225	1,502,824

Business Services — 0.1%
GP Strategies Corp.*	18,400	355,488
School Specialty, Inc.*(a)	103,764	238,657

		594,145

	Shares	Value
COMMON STOCKS (Continued)
Capital Markets — 2.0%
Affiliated Managers Group, Inc.*	27,580	$3,392,340
Cohen & Steers, Inc.(a)	41,451	1,227,779
Greenhill & Co., Inc.	75,358	3,899,776
HFF, Inc. (Class A Stock)*	168,900	2,516,610
Piper Jaffray Cos.*	53,500	1,361,575
Raymond James Financial, Inc.	52,500	1,924,125
Waddell & Reed Financial, Inc. (Class A Stock)	86,300	2,828,051

		17,150,256

Chemicals — 2.1%
Cytec Industries, Inc.	27,610	1,809,007
Fuller (H.B.) Co.	36,200	1,110,616
Georgia Gulf Corp.	65,400	2,368,788
Huntsman Corp.	118,460	1,768,608
Innophos Holdings, Inc.	25,519	1,237,416
Innospec, Inc.*	4,900	166,208
Intrepid Potash, Inc.*	72,597	1,559,384
Koppers Holdings, Inc.	60,680	2,119,552
PolyOne Corp.	91,870	1,522,286
Rockwood Holdings, Inc.	13,000	605,800
Schulman, (A.), Inc.	70,910	1,689,076
Sensient Technologies Corp.	42,008	1,544,214
Zep, Inc.	7,599	114,897

		17,615,852

Clothing & Apparel — 0.1%
Iconix Brand Group, Inc.*	45,400	828,096

Commercial Banks — 6.0%
BancFirst Corp.	7,100	305,016
Bancorp, Inc. (The)*	343,223	3,524,900
Bank of Kentucky Financial Corp.	4,500	124,830
BankUnited, Inc.	83,070	2,044,353
Banner Corp.	17,300	468,830
BBCN Bancorp, Inc.*	31,900	402,259
Center Bancorp, Inc.	7,000	83,440
Central Pacific Financial Corp.*	19,400	277,420
Citizens & Northern Corp.	23,300	456,913
Citizens Republic Bancorp, Inc.*	108,382	2,097,192
CNB Financial Corp.	4,400	77,044
CoBiz Financial, Inc.	36,500	255,500
Enterprise Financial Services Corp.	28,600	388,960
Fidelity Southern Corp.	4,369	41,331
First BanCorp (Puerto Rico)*(a)	42,300	186,966
First Bancorp	9,900	114,147
First Bancorp, Inc.	2,700	47,385
First Busey Corp.	66,000	322,080
First Financial Corp.	8,200	256,988
First Republic Bank	48,810	1,681,993
FirstMerit Corp.	319,746	4,709,859
FNB United Corp.*(a)	21,300	253,044
German American Bancorp, Inc.	4,300	103,716
Great Southern Bancorp, Inc.	8,200	253,462
Hanmi Financial Corp.*	196,275	2,514,283
Horizon Bancorp	4,300	122,894
IBERIABANK Corp.	132,232	6,056,226
Merchants Bancshares, Inc.	4,300	127,065
MetroCorp Bancshares, Inc.*	17,800	188,502
Park Sterling Corp.*	61,000	301,340
Preferred Bank*	10,400	147,472
S.Y. Bancorp, Inc.	8,300	196,378

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Signature Bank*	58,826	$3,946,048
StellarOne Corp.	18,900	248,724
Sterling Financial Corp.	23,744	528,779
SVB Financial Group*	99,070	5,989,772
Synovus Financial Corp.(a)	423,293	1,003,204
TCF Financial Corp.	183,126	2,186,524
Tompkins Financial Corp.	36,177	1,465,892
Umpqua Holdings Corp.	111,530	1,437,622
Virginia Commerce Bancorp, Inc.*	36,300	317,625
West Coast Bancorp*	17,420	392,298
Wilshire Bancorp, Inc.*	163,800	1,031,940
Wintrust Financial Corp.	117,540	4,415,978

		51,096,194

Commercial Services — 0.2%
Carriage Services, Inc.	8,300	80,261
Quad/Graphics, Inc.	92,400	1,567,104

		1,647,365

Commercial Services & Supplies — 3.4%
ACCO Brands Corp.*	126,960	823,970
Cenveo, Inc.*(a)	349,100	799,439
Convergys Corp.	116,092	1,819,162
Deluxe Corp.(a)	108,100	3,303,536
DFC Global Corp.*	87,302	1,497,229
Diebold, Inc.	85,482	2,881,598
EnergySolutions, Inc.*	299,400	817,362
Fusion-io, Inc.*	18,900	572,103
Herman Miller, Inc.	29,320	569,981
KAR Auction Services, Inc.*	72,463	1,430,420
Mac-Gray Corp.	25,400	340,614
Matthews International Corp. (Class A Stock)	72,071	2,149,157
Navigant Consulting, Inc.*	43,800	483,990
PHH Corp.*(a)	158,900	3,233,615
RPX Corp.*	11,500	128,915
TeleTech Holdings, Inc.*	9,400	160,270
TMS International Corp. (Class A Stock)*	144,620	1,431,738
TNS, Inc.*	94,948	1,419,473
Towers Watson & Co. (Class A Stock)	45,343	2,405,446
United Stationers, Inc.	63,910	1,662,938
Vantiv, Inc. (Class A Stock)*	24,300	523,665

		28,454,621

Communications Equipment — 1.2%
Bel Fuse, Inc. (Class B Stock)	35,250	658,470
Black Box Corp.	92,180	2,351,512
Digi International, Inc.*	184,680	1,876,349
InterDigital, Inc.(a)	42,960	1,601,549
Plantronics, Inc.	103,630	3,661,248

		10,149,128

Computer Hardware — 0.1%
Imation Corp.*	28,700	160,433
Insight Enterprises, Inc.*	32,400	566,352
Mercury Computer Systems, Inc.*	17,800	189,036

		915,821

Computer Services & Software — 1.5%
Aspen Technology, Inc.*	29,700	767,745
CACI International, Inc. (Class A Stock)*(a)	49,859	2,582,198
CIBER, Inc.*	39,700	137,759

	Shares	Value
COMMON STOCKS (Continued)
Computer Services & Software (cont’d.)
Electronics for Imaging, Inc.*	35,700	$592,977
Gartner, Inc.*	10,800	497,772
JDA Software Group, Inc.*	51,839	1,647,443
Mantech International Corp. (Class A Stock)	27,000	648,000
NetScout Systems, Inc.*	11,400	290,814
Parametric Technology Corp.*	146,250	3,188,250
Radisys Corp.*	27,700	99,720
SYNNEX Corp.*(a)	58,400	1,902,672

		12,355,350

Computers
Key Tronic Corp.*	3,800	37,696

Computers & Peripherals — 0.2%
Rimage Corp.	44,190	298,282
Spansion, Inc. (Class A Stock)*	46,500	554,280
Unisys Corp.*	31,300	651,666

		1,504,228

Computers Networking — 0.1%
Xyratex Ltd. (Bermuda)	120,718	1,110,606

Conglomerates — 0.4%
Teleflex, Inc.	46,117	3,174,694

Construction — 0.1%
Standard Pacific Corp.*(a)	147,000	993,720

Construction & Engineering — 0.2%
McDermott International, Inc. (Panama)*	135,003	1,649,737

Construction and Engineering — 1.1%
EMCOR Group, Inc.	144,767	4,131,650
Granite Construction, Inc.	21,400	614,608
Orion Marine Group, Inc.*	171,385	1,273,391
Tutor Perini Corp.*	232,506	2,659,869
VSE Corp.	20,400	499,596

		9,179,114

Consumer Products & Services — 1.0%
American Greetings Corp. (Class A Stock)	33,500	562,800
Blyth, Inc.	10,800	280,692
Buckeye Technologies, Inc.	86,500	2,773,190
G&K Services, Inc. (Class A Stock)	90,966	2,848,145
JAKKS Pacific, Inc.	59,089	860,927
Regis Corp.(a)	87,639	1,610,805

		8,936,559

Containers & Packaging — 1.1%
Boise, Inc.	98,400	861,984
Graphic Packaging Holding Co.*	135,700	788,417
Greif, Inc. (Class A Stock)	59,508	2,629,063
Owens-Illinois, Inc.*	105,575	1,980,587
Packaging Corp. of America	75,723	2,748,745

		9,008,796

Cosmetics & Toiletries
Revlon, Inc. (Class A Stock)*	16,200	250,128

Distribution/Wholesale — 0.1%
MRC Global, Inc.*	19,500	479,505

Diversified Consumer Services — 0.5%
Sotheby’s	49,760	1,567,440
Steiner Leisure Ltd. (Bahamas)*	57,182	2,661,822

		4,229,262

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services — 0.7%
BGC Partners, Inc. (Class A Stock)	126,500	$619,850
Cowen Group, Inc. (Class A Stock)*(a)	316,014	853,238
Doral Financial Corp. (Puerto Rico)*	155,400	146,185
Federated Investors, Inc. (Class B Stock)(a)	90,415	1,870,686
SeaCube Container Leasing Ltd. (Bermuda)	86,000	1,612,500
SWS Group, Inc.*	86,825	530,501

		5,632,960

Diversified Operations
Standex International Corp.	8,100	360,045

Education
Lincoln Educational Services Corp.	16,700	70,140

Electric Utilities — 2.4%
Cleco Corp.	157,273	6,602,321
Empire District Electric Co. (The)	29,700	640,035
MGE Energy, Inc.	23,650	1,253,214
Portland General Electric Co.	294,439	7,961,631
UNS Energy Corp.	103,490	4,332,091

		20,789,292

Electrical Equipment — 0.3%
GrafTech International Ltd.*	117,140	1,053,089
Regal-Beloit Corp.	19,500	1,374,360

		2,427,449

Electronic Components & Equipment — 2.9%
Arris Group, Inc.*	110,239	1,409,957
AVX Corp.	328,220	3,147,630
Belden, Inc.	59,528	2,195,393
Checkpoint Systems, Inc.*	11,500	95,220
Coherent, Inc.*	47,797	2,191,970
EnerSys, Inc.*	51,400	1,813,906
FEI Co.	16,800	898,800
General Cable Corp.*	64,358	1,890,838
Littelfuse, Inc.	11,900	672,826
Newport Corp.*	21,800	241,108
Park Electrochemical Corp.	163,240	4,053,249
Synopsys, Inc.*	48,116	1,588,790
TTM Technologies, Inc.*	53,500	504,505
VAALCO Energy, Inc.*	81,100	693,405
Zebra Technologies Corp. (Class A Stock)*	78,475	2,945,952

		24,343,549

Electronic Equipment & Instruments — 1.0%
Greatbatch, Inc.*	67,600	1,644,708
PerkinElmer, Inc.	98,771	2,910,781
Sanmina-SCI Corp.*	179,500	1,523,955
Vishay Intertechnology, Inc.*(a)	208,331	2,047,894

		8,127,338

Electronics — 0.1%
Sypris Solutions, Inc.	30,800	219,912
VOXX International Corp.*	61,100	457,028

		676,940

Energy Equipment & Services — 1.4%
C&J Energy Services, Inc.*(a)	163,300	3,249,670
Cal Dive International, Inc.*(a)	563,150	861,618
Gulf Island Fabrication, Inc.	49,600	1,382,352
Matrix Service Co.*	226,480	2,393,894
Natural Gas Services Group, Inc.*	107,770	1,611,162
TETRA Technologies, Inc.*	135,360	818,928

	Shares	Value
COMMON STOCKS (Continued)
Energy Equipment & Services (cont’d.)
Tidewater, Inc.	27,110	$1,315,648

		11,633,272

Energy–Alternate Sources — 0.1%
FutureFuel Corp.	4,600	55,706
Green Plains Renewable Energy, Inc.*(a)	118,900	696,754
Renewable Energy Group, Inc.*	34,000	226,100

		978,560

Engineering & Construction — 0.1%
Michael Baker Corp.*	25,400	606,044

Entertainment & Leisure — 0.6%
Carmike Cinemas, Inc.*	70,800	796,500
Isle of Capri Casinos, Inc.*(a)	51,900	360,705
Scientific Games Corp. (Class A Stock)*	150,184	1,242,022
Speedway Motorsports, Inc.	33,518	516,177
Town Sports International Holdings, Inc.*	7,500	92,775
WMS Industries, Inc.*	125,056	2,048,417

		5,056,596

Environmental Control — 0.1%
Ceco Environmental Corp.	13,500	131,895
Darling International, Inc.*	48,600	888,894
Metalico, Inc.*	16,200	41,472

		1,062,261

Environmental Services — 0.5%
Tetra Tech, Inc.*	174,677	4,587,018

Financial – Bank & Trust — 6.7%
1st Source Corp.	6,000	133,620
Banco Latinoamericano de Comercio Exterior SA (Supranational Bank)	21,600	477,144
BancorpSouth, Inc.	83,515	1,231,011
Bank of the Ozarks, Inc.	14,600	503,262
Berkshire Hills Bancorp, Inc.	14,600	334,048
Boston Private Financial Holdings, Inc.	152,988	1,467,155
Camden National Corp.	4,300	159,272
Cardinal Financial Corp.	139,086	1,988,930
Cathay General Bancorp	31,900	550,594
Chemical Financial Corp.	12,985	314,237
City Holding Co.(a)	25,400	910,336
Community Bank System, Inc.	14,600	411,574
Community Trust Bancorp, Inc.	23,542	836,565
CVB Financial Corp.	262,310	3,131,981
East West Bancorp, Inc.	21,100	445,632
Financial Institutions, Inc.	27,000	503,280
First Community Bancshares, Inc.	39,500	602,770
First Financial Bancorp	101,500	1,716,365
First Financial Holdings, Inc.	28,600	371,514
First Horizon National Corp.(a)	281,455	2,710,412
First Merchants Corp.	24,900	373,749
First Midwest Bancorp, Inc.	337,419	4,234,608
First Niagara Financial Group, Inc.	70,517	570,483
First of Long Island Corp. (The)	4,300	132,483
FNB Corp.	102,700	1,151,267
Hancock Holding Co.	108,485	3,357,611
Heartland Financial USA, Inc.	12,729	347,120
Hudson Valley Holding Corp.	2,597	44,279
Independent Bank Corp.	24,900	749,241
Lakeland Bancorp, Inc.	37,127	384,264
MainSource Financial Group, Inc.	39,400	505,896

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial – Bank & Trust (cont’d.)
National Penn Bancshares, Inc.	204,145	$1,859,761
Ocwen Financial Corp.*	189,800	5,202,418
Oriental Financial Group, Inc. (Puerto Rico)	78,900	830,028
PacWest Bancorp	143,402	3,351,305
Park National Corp.(a)	5,900	413,118
Peoples Bancorp, Inc.	23,000	526,470
Pinnacle Financial Partners, Inc.*(a)	113,010	2,183,353
Provident Financial Services, Inc.	30,800	486,332
Renasant Corp.	27,300	535,216
Republic Bancorp, Inc. (Class A Stock)	12,646	277,580
Sierra Bancorp	29,200	357,992
Southside Bancshares, Inc.	17,068	372,253
Southwest Bancorp, Inc.*	110,033	1,193,858
Suffolk Bancorp*	5,000	73,300
Susquehanna Bancshares, Inc.	245,072	2,563,454
Trico Bancshares	1,600	26,448
Trustmark Corp.	19,500	474,630
Washington Trust Bancorp, Inc.	10,900	286,343
WesBanco, Inc.	17,300	358,283
West Bancorp	36,800	443,440
Zions Bancorporation(a)	189,917	3,922,736

		56,389,021

Financial Services — 1.4%
Alliance Financial Corp.	5,900	237,239
Assured Guaranty Ltd. (Bermuda)	56,800	773,616
Dime Community Bancshares, Inc.	17,400	251,256
Encore Capital Group, Inc.*	44,300	1,251,918
First Commonwealth Financial Corp.	320,600	2,260,230
Flushing Financial Corp.	21,600	341,280
Lakeland Financial Corp.	14,000	386,400
National Financial Partners Corp.*(a)	134,600	2,274,740
NBT Bancorp, Inc.	21,600	476,712
Nelnet, Inc. (Class A Stock)	49,200	1,168,008
OceanFirst Financial Corp.	15,700	230,319
Trustco Bank Corp.	35,500	203,060
World Acceptance Corp.*(a)	29,700	2,003,265
WSFS Financial Corp.	4,300	177,504

		12,035,547

Food — 0.6%
John B. Sanfilippo & Son, Inc.*	10,400	135,408
Sanderson Farms, Inc.	33,434	1,483,467
Spartan Stores, Inc.	118,900	1,820,359
TreeHouse Foods, Inc.*	25,150	1,320,375

		4,759,609

Food & Staples Retailing — 1.4%
Casey’s General Stores, Inc.	26,905	1,537,352
Pantry, Inc. (The)*	559,703	8,143,678
Weis Markets, Inc.	47,330	2,003,479

		11,684,509

Food Products — 0.5%
Ingredion, Inc.	70,348	3,880,396

Gas Utilities — 1.1%
Laclede Group, Inc. (The)	51,720	2,223,960
New Jersey Resources Corp.	48,159	2,201,829
Northwest Natural Gas Co.	43,560	2,144,894
WGL Holdings, Inc.	66,810	2,689,102

		9,259,785

	Shares	Value
COMMON STOCKS (Continued)
Healthcare Equipment & Services — 0.1%
Skilled Healthcare Group, Inc. (Class A stock)*	201,100	$1,293,073

Healthcare Equipment & Supplies
Cantel Medical Corp.	4,300	116,444

Healthcare Products — 0.3%
Integra Lifesciences Holdings Corp.*(a)	38,900	1,598,790
STERIS Corp.	28,208	1,000,538

		2,599,328

Healthcare Providers & Services — 0.7%
Cross Country Healthcare, Inc.*	288,200	1,360,304
LifePoint Hospitals, Inc.*	72,432	3,098,641
Select Medical Holdings Corp.*(a)	149,190	1,675,404

		6,134,349

Healthcare Services — 1.8%
Almost Family, Inc.*(a)	68,199	1,451,275
AMERIGROUP Corp.*	15,100	1,380,593
AmSurg Corp.*	93,593	2,656,169
Assisted Living Concepts, Inc. (Class A Stock)	20,500	156,415
Five Star Quality Care, Inc.*	350,800	1,792,588
HealthSouth Corp.*	101,425	2,440,286
MEDNAX, Inc.*	24,463	1,821,270
Molina Healthcare, Inc.*	2,500	62,875
Sun Healthcare Group, Inc.*	123,200	1,042,888
Triple-S Management Corp. (Puerto Rico) (Class B Stock)*(a)	102,700	2,146,430

		14,950,789

Holding Companies — 0.1%
National Bank Holdings Corp. (Class A Stock)*	31,500	612,990

Home Builders
KB Home(a)	21,400	307,090

Hotels, Restaurants & Leisure — 0.2%
Cracker Barrel Old Country Store, Inc.	30,803	2,067,189

Household Durables — 0.5%
Kimball International, Inc. (Class B Stock)	20,500	250,510
MDC Holdings, Inc.	29,700	1,143,747
Ryland Group, Inc. (The)(a)	88,140	2,644,200

		4,038,457

Household Products — 1.5%
Central Garden & Pet Co.*	86,774	1,031,743
Central Garden & Pet Co. (Class A Stock)*	307,539	3,715,071
Helen of Troy Ltd. (Bermuda)*	113,000	3,596,790
Prestige Brands Holdings, Inc.*	263,738	4,472,996

		12,816,600

Housewares
Lifetime Brands, Inc.	22,800	271,548

Industrial Products — 1.4%
Brady Corp. (Class A Stock)	80,379	2,353,497
Ceradyne, Inc.	11,900	290,717
EnPro Industries, Inc.*(a)	108,287	3,899,415
Watts Water Technologies, Inc. (Class A Stock)	61,397	2,322,649
WESCO International, Inc.*(a)	52,452	3,000,254

		11,866,532

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Insurance — 5.6%
Allied World Assurance Co. Holdings AG (Switzerland)	73,610	$5,686,372
Alterra Capital Holdings Ltd. (Bermuda)	33,500	801,990
American Equity Investment Life Holding Co.(a)	210,300	2,445,789
American Safety Insurance Holdings Ltd. (Bermuda)*	15,700	293,433
AMERISAFE, Inc.*	55,700	1,511,698
AmTrust Financial Services, Inc.	39,290	1,006,610
Arch Capital Group Ltd. (Bermuda)*	36,810	1,534,241
Aspen Insurance Holdings Ltd. (Bermuda)	34,100	1,039,709
AXIS Capital Holdings Ltd. (Bermuda)	91,200	3,184,704
CNO Financial Group, Inc.	387,146	3,735,959
EMC Insurance Group, Inc.	22,440	471,240
Employers Holdings, Inc.	210,229	3,853,498
Endurance Specialty Holdings Ltd. (Bermuda)	49,488	1,905,288
Hanover Insurance Group, Inc. (The)	46,869	1,746,339
Horace Mann Educators Corp.	151,169	2,737,671
Infinity Property & Casualty Corp.(a)	56,788	3,429,427
Maiden Holdings Ltd. (Bermuda)	31,300	278,257
Meadowbrook Insurance Group, Inc.	89,310	686,794
Platinum Underwriters Holdings Ltd. (Bermuda)	78,746	3,218,349
ProAssurance Corp.	41,046	3,712,200
Reinsurance Group of America, Inc.	41,767	2,417,056
Selective Insurance Group, Inc.	33,000	626,670
Symetra Financial Corp.	51,900	638,370
Tower Group, Inc.	4,262	82,640

		47,044,304

Internet Services — 0.3%
Digital River, Inc.*	47,477	790,967
Kayak Software Corp.	10,300	363,899
Trulia, Inc.*	8,700	186,354
United Online, Inc.	153,000	844,560

		2,185,780

Internet Software & Services — 0.1%
Bazaarvoice, Inc.(a)	13,600	206,040
Envivio, Inc.*	28,700	63,140
ExactTarget, Inc.*	8,800	213,136

		482,316

Investment Companies — 0.4%
Apollo Investment Corp.	148,100	1,165,547
Fidus Investment Corp.	13,909	232,273
KCAP Financial, Inc.	30,300	280,578
MCG Capital Corp.	65,586	302,351
Prospect Capital Corp.	157,653	1,816,163

		3,796,912

Leisure Equipment & Products — 0.1%
Callaway Golf Co.(a)	208,356	1,279,306

Machinery — 2.0%
Altra Holdings, Inc.	86,960	1,582,672
FreightCar America, Inc.	18,900	336,231
Gardner Denver, Inc.	29,860	1,803,843
IDEX Corp.	53,675	2,242,005
Kaydon Corp.	52,091	1,163,713
NN, Inc.*	52,400	444,876

	Shares	Value
COMMON STOCKS (Continued)
Machinery (cont’d.)
Oshkosh Corp.*	90,890	$2,493,113
RBC Bearings, Inc.*	55,395	2,664,500
Robbins & Myers, Inc.	1,100	65,560
Snap-on, Inc.	30,630	2,201,378
Trimas Corp.*	66,266	1,597,673

		16,595,564

Machinery & Equipment — 1.3%
Applied Industrial Technologies, Inc.	67,800	2,808,954
Briggs & Stratton Corp.	183,800	3,431,546
Cascade Corp.	3,200	175,168
Intermec, Inc.*	168,092	1,043,851
Kadant, Inc.*	98,995	2,295,694
RPC, Inc.(a)	28,330	336,844
Terex Corp.*	60,346	1,362,613

		11,454,670

Manufacturing — 0.2%
Actuant Corp. (Class A Stock)	51,400	1,471,068
Park Ohio Holdings Corp.*	10,100	218,867
Proto Labs, Inc.*	4,900	165,718
STR Holdings, Inc.*(a)	67,900	210,490

		2,066,143

Marine — 0.2%
Diana Shipping, Inc. (Marshall Islands)*(a)	104,364	674,191
Kirby Corp.*	13,570	750,150

		1,424,341

Media — 0.6%
Demand Media, Inc.*(a)	109,700	1,192,439
Entercom Communications Corp. (Class A Stock)*(a)	222,700	1,527,722
LIN TV Corp. (Class A Stock)*	180,000	792,000
Salem Communications Corp. (Class A Stock)	17,800	93,272
Sinclair Broadcast Group, Inc. (Class A Stock)	134,600	1,508,866

		5,114,299

Medical – Drugs
Taylor Capital Group, Inc.*	15,100	258,512

Medical Supplies & Equipment — 0.1%
Incyte Corp.*(a)	43,800	790,590

Metals & Mining — 2.6%
Allegheny Technologies, Inc.	54,386	1,734,913
Carpenter Technology Corp.	16,060	840,259
Coeur d’Alene Mines Corp.*	82,200	2,369,826
Compass Minerals International, Inc.	26,904	2,006,769
Globe Specialty Metals, Inc.	94,100	1,432,202
Haynes International, Inc.	18,650	972,598
Horsehead Holding Corp.*	109,180	1,019,741
LB Foster Co. (Class A Stock)	31,900	1,031,646
Olympic Steel, Inc.	33,290	561,935
Revett Minerals, Inc. (Canada)*	64,700	230,332
RTI International Metals, Inc.*(a)	195,360	4,676,918
SunCoke Energy, Inc.*	31,300	504,556
US Silica Holdings, Inc.*(a)	55,700	755,292
Westmoreland Coal Co.*(a)	8,800	87,384
Worthington Industries, Inc.	163,300	3,537,078

		21,761,449

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Office Equipment — 0.2%
Interface, Inc.	102,414	$1,352,889
Knoll, Inc.	27,600	385,020

		1,737,909

Oil & Gas — 1.9%
Berry Petroleum Co. (Class A Stock)	68,228	2,772,104
CVR Energy, Inc.*	61,600	2,263,800
Energy XXI Bermuda Ltd. (Bermuda)	38,400	1,342,080
Goodrich Petroleum Corp.*(a)	103,210	1,304,574
Helix Energy Solutions Group, Inc.*	106,000	1,936,620
Key Energy Services, Inc.*	265,206	1,856,442
Stone Energy Corp.*(a)	16,200	406,944
Swift Energy Co.*(a)	111,667	2,331,607
W&T Offshore, Inc.	84,900	1,594,422

		15,808,593

Oil, Gas & Consumable Fuels — 1.5%
Bill Barrett Corp.*(a)	95,710	2,370,737
Bonanza Creek Energy, Inc.	12,500	294,500
Carrizo Oil & Gas, Inc.*(a)	105,470	2,637,805
Cloud Peak Energy, Inc.*	86,480	1,565,288
EPL Oil & Gas, Inc.*	109,200	2,215,668
Forum Energy Technologies, Inc.*	300	7,296
Rex Energy Corp.*	148,750	1,985,812
Superior Energy Services, Inc.*	33,369	684,732
Western Refining, Inc.(a)	21,600	565,488

		12,327,326

Paper & Forest Products — 0.4%
Domtar Corp.	7,000	548,030
P.H. Glatfelter Co.	18,400	327,704
Resolute Forest Products*	53,100	690,300
Rock-Tenn Co. (Class A Stock)	22,200	1,602,396
Schweitzer-Mauduit International, Inc.	7,600	250,724

		3,419,154

Personal Services — 0.1%
Stewart Enterprises, Inc. (Class A Stock)	77,800	653,131

Pharmaceuticals — 0.4%
Achillion Pharmaceuticals, Inc.*(a)	8,400	87,444
Alkermes PLC (Ireland)*(a)	61,600	1,278,200
Impax Laboratories, Inc.*	36,800	955,328
Par Pharmaceutical Cos., Inc.*	24,900	1,244,502
Progenics Pharmaceuticals, Inc.*	37,100	106,477

		3,671,951

Printing & Publishing — 0.1%
Courier Corp.	47,000	574,340

Professional Services — 0.5%
Hudson Global, Inc.*	85,000	379,100
Korn/Ferry International*	29,570	453,308
TrueBlue, Inc.*	197,710	3,108,001

		3,940,409

Real Estate Investment Trusts — 9.6%
American Campus Communities, Inc.	50,300	2,207,164
Anworth Mortgage Asset Corp.	503,300	3,422,440
Ashford Hospitality Trust, Inc.	184,900	1,553,160
BioMed Realty Trust, Inc.(a)	115,357	2,159,483
Campus Crest Communities, Inc.(a)	234,190	2,529,252
CapLease, Inc.	168,600	871,662
Capstead Mortgage Corp.	282,800	3,814,972

	Shares	Value
COMMON STOCKS (Continued)
Real Estate Investment Trusts (cont’d.)
CBL & Associates Properties, Inc.	106,579	$2,274,396
Cedar Realty Trust, Inc.	186,500	984,720
Chesapeake Lodging Trust	56,800	1,128,616
Coresite Realty Corp.	74,600	2,009,724
Corporate Office Properties Trust	28,070	672,838
Cousins Properties, Inc.	228,997	1,818,236
CYS Investments, Inc.	123,800	1,744,342
DCT Industrial Trust, Inc.	238,400	1,542,448
DiamondRock Hospitality Co.	150,300	1,447,389
EastGroup Properties, Inc.	51,460	2,737,672
Education Realty Trust, Inc.	197,566	2,153,469
Entertainment Properties Trust(a)	18,400	817,512
Equity One, Inc.	132,920	2,799,295
Extra Space Storage, Inc.	20,500	681,625
FelCor Lodging Trust, Inc.*	152,400	722,376
First Industrial Realty Trust, Inc.*	246,000	3,232,440
Getty Realty Corp.(a)	17,300	310,535
Hersha Hospitality Trust	294,140	1,441,286
Home Properties, Inc.	5,900	361,493
Invesco Mortgage Capital, Inc.	15,300	307,989
Kite Realty Group Trust	68,600	349,860
LaSalle Hotel Properties(a)	118,470	3,161,964
Lexington Realty Trust(a)	472,121	4,560,689
LTC Properties, Inc.	39,500	1,258,075
MFA Financial, Inc.	470,332	3,997,822
Mid-America Apartment Communities, Inc.	99,566	6,502,656
National Retail Properties, Inc.(a)	31,400	957,700
Omega Healthcare Investors, Inc.(a)	127,000	2,886,710
Parkway Properties, Inc.	121,600	1,625,792
Pebblebrook Hotel Trust(a)	155,750	3,642,992
Pennsylvania Real Estate Investment Trust	152,952	2,425,819
Ramco-Gershenson Properties Trust	35,700	447,321
Redwood Trust, Inc.(a)	110,300	1,594,938
Senior Housing Properties Trust	17,970	391,387
Sun Communities, Inc.	18,400	811,808
Washington Real Estate Investment Trust	26,440	709,121
Winthrop Realty Trust	44,800	482,944

		81,554,132

Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	35,465	652,911
Jones Lang LaSalle, Inc.	14,310	1,092,568

		1,745,479

Registered Investment Companies — 0.1%
American Capital Ltd.*	75,700	858,438
Gladstone Capital Corp.	17,300	151,375

		1,009,813

Restaurants
Papa John’s International, Inc.*	2,200	117,502

Retail & Merchandising — 2.6%
Cabela’s, Inc.*(a)	64,900	3,548,732
Cash America International, Inc.	10,800	416,556
Conn’s, Inc.*(a)	135,634	2,990,730
Del Frisco’s Restaurant Group, Inc.	20,500	305,450
Dillard’s, Inc. (Class A Stock)	17,300	1,251,136
Dole Food Co., Inc.*(a)	144,238	2,023,659
Ethan Allen Interiors, Inc.(a)	79,200	1,736,064
Express, Inc.*	129,792	1,923,517
Five Below, Inc.*	14,000	547,120

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising (cont’d.)
Men’s Wearhouse, Inc. (The)	55,564	$1,913,069
OfficeMax, Inc.	289,800	2,263,338
Perry Ellis International, Inc.*	67,350	1,485,067
Ruth’s Hospitality Group, Inc.*	138,400	881,608
Tuesday Morning Corp.*	61,141	400,474
World Fuel Services Corp.	13,000	462,930

		22,149,450

Road & Rail — 0.6%
Genesee & Wyoming, Inc. (Class A Stock)*(a)	44,040	2,944,514
Old Dominion Freight Line, Inc.*	79,877	2,409,090

		5,353,604

Savings & Loan — 0.1%
BofI Holding, Inc.*	14,600	380,330
Homestreet, Inc.*	10,300	392,018

		772,348

Schools
Corinthian Colleges, Inc.*(a)	164,200	390,796

Semiconductors — 1.5%
Amkor Technology, Inc.*(a)	363,300	1,598,520
DSP Group, Inc.*	28,700	170,478
Emulex Corp.*	296,300	2,136,323
First Solar, Inc.*(a)	112,400	2,489,098
GSI Group, Inc. (Canada)*	42,700	380,457
GT Advanced Technologies, Inc.*(a)	559,600	3,049,820
Integrated Silicon Solution, Inc.*	53,500	495,410
IXYS Corp.*	17,300	171,616
MKS Instruments, Inc.	28,600	729,014
Photronics, Inc.*(a)	63,700	342,069
PMC - Sierra, Inc.*	56,700	319,788
Rudolph Technologies, Inc.*	18,900	198,450
Semtech Corp.*	14,600	367,190
Skyworks Solutions, Inc.*	16,200	381,753
Ultra Clean Holdings*	40,200	229,542

		13,059,528

Semiconductors & Semiconductor Equipment — 1.9%
Brooks Automation, Inc.	47,500	381,425
Entegris, Inc.*	75,911	617,156
Exar Corp.*	282,342	2,258,736
Intermolecular, Inc.*	28,700	203,770
LTX-Credence Corp.*	197,800	1,137,350
Mindspeed Technologies, Inc.*(a)	145,400	503,084
ON Semiconductor Corp.*	529,070	3,264,362
Teradyne, Inc.*(a)	472,720	6,722,078
Veeco Instruments, Inc.*(a)	25,030	751,401

		15,839,362

Software — 0.6%
Audience, Inc.*	18,900	117,180
CSG Systems International, Inc.*	27,150	610,603
Demandware, Inc.*	11,900	377,825
Eloqua, Inc.*	36,700	724,825
EPIQ Systems, Inc.	21,300	285,846
Guidewire Software, Inc.	7,000	217,350
MedAssets, Inc.*	171,920	3,060,176
Proofpoint, Inc.*	4,400	65,340

		5,459,145

	Shares	Value
COMMON STOCKS (Continued)
Specialty Retail — 1.3%
ANN, Inc.*	150,714	$5,686,440
Brown Shoe Co., Inc.	62,900	1,008,287
Cato Corp. (The) (Class A Stock)	29,837	886,457
Guess?, Inc.	84,860	2,157,141
MarineMax, Inc.*(a)	174,910	1,450,004

		11,188,329

Technology Services
Infoblox, Inc.*(a)	17,800	413,850

Telecommunications — 0.9%
Anixter International, Inc.(a)	9,700	557,362
Aviat Networks, Inc.*	61,100	145,418
Comtech Telecommunications Corp.	64,413	1,780,375
Consolidated Communications Holdings, Inc.	67,600	1,162,044
Oplink Communications, Inc.*	12,000	198,480
Premiere Global Services, Inc.*	135,700	1,268,795
RF Micro Devices, Inc.*	569,750	2,250,512
Symmetricon, Inc.*	27,100	188,887

		7,551,873

Textiles, Apparel & Luxury Goods — 0.1%
Jones Group, Inc. (The)	45,400	584,298

Thrifts & Mortgage Finance — 0.3%
BankFinancial Corp.	30,800	270,732
People’s United Financial, Inc.	115,900	1,407,026
Westfield Financial, Inc.	150,240	1,125,298

		2,803,056

Transportation — 0.5%
Aircastle Ltd. (Bermuda)	42,100	476,993
Amerco, Inc.	14,101	1,499,782
Atlas Air Worldwide Holdings, Inc.*(a)	4,300	222,009
Gulfmark Offshore, Inc. (Class A Stock)*	35,100	1,159,704
Quality Distribution, Inc.*	53,500	494,875
Swift Transportation Co.*	48,100	414,622
Universal Truckload Services, Inc.	4,209	67,218

		4,335,203

Utilities — 2.5%
American States Water Co.	7,000	311,010
California Water Service Group	12,000	223,800
Chesapeake Utilities Corp.	8,100	383,616
El Paso Electric Co.	41,600	1,424,800
Great Plains Energy, Inc.	251,281	5,593,515
IDACORP, Inc.	119,228	5,158,996
NorthWestern Corp.	41,600	1,507,168
South Jersey Industries, Inc.	16,200	857,466
Southwest Gas Corp.	50,300	2,223,260
UIL Holdings Corp.	11,900	426,734
Westar Energy, Inc.	101,629	3,014,316

		21,124,681

Warehouse/Industrial — 0.1%
Wesco Aircraft Holdings, Inc.*(a)	58,900	804,574

Water Utilities
Artesian Resources Corp. (Class A Stock)	7,000	162,610

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Water Utilities (cont’d.)
Consolidated Water Co. Ltd. (Cayman Islands)	6,200	$51,274

		213,884

TOTAL COMMON STOCKS (cost $750,610,041)		813,397,782

EXCHANGE TRADED FUNDS — 0.5%
iShares NASDAQ Biotechnology Index Fund	7,197	1,025,069
iShares Russell 2000 Index Fund	15,325	1,279,024
iShares Russell 2000 Value Index Fund	25,200	1,863,288

TOTAL EXCHANGE TRADED FUNDS (cost $3,602,153)		4,167,381

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Notes
0.500%	11/30/12(k)	$1,480	1,480,925

(cost $1,480,834)
TOTAL LONG-TERM INVESTMENTS (cost $755,693,028)			819,046,088

	Shares
SHORT-TERM INVESTMENT — 14.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $124,008,772; includes $96,551,886 of cash collateral for securities on loan)(b)(w)	124,008,772	124,008,772

TOTAL INVESTMENTS — 111.4% (cost $879,701,800)		943,054,860
Liabilities in excess of other assets(x) — (11.4)%		(96,308,697)

NET ASSETS — 100.0%		$846,746,163

The following abbreviation is used in the Portfolio descriptions:

NASDAQ National Association for Securities Dealers

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,917,302; cash collateral of $96,551,886 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST SMALL-CAP VALUE PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Depreciation(1)
Long Position:
163	Russell 2000 Mini	Dec. 2012	$13,877,220	$13,600,720	$(276,500)

(1)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identifical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$813,397,782	$—	$—
Exchange Traded Funds	4,167,381	—	—
U.S. Treasury Obligation	—	1,480,925	—
Affiliated Money Market Mutual Fund	124,008,772	—	—
Other Financial Instruments*
Futures	(276,500)	—	—

Total	$941,297,435	$1,480,925	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.4%
COMMON STOCKS — 64.8%
Advertising — 0.3%
Interpublic Group of Cos., Inc. (The)	436,100	$4,849,432
Lamar Advertising Co. (Class A Stock)*(a)	33,500	1,241,510
WPP PLC (United Kingdom)	961,490	13,065,284

		19,156,226

Aerospace & Defense — 0.8%
Boeing Co. (The)	330,600	23,016,372
HEICO Corp. (Class A Stock)	30,718	937,206
Rolls-Royce Holdings PLC (United Kingdom)*	673,302	9,165,527
United Technologies Corp.	281,300	22,022,977

		55,142,082

Airlines — 0.1%
Delta Air Lines, Inc.*	41,000	375,560
SkyWest, Inc.	42,200	435,926
United Continental Holdings, Inc.*(a)	266,600	5,198,700

		6,010,186

Automobile Manufacturers — 0.8%
Bayerische Motoren Werke AG (Germany)	85,353	6,242,051
General Motors Co.*(a)	427,800	9,732,450
Harley-Davidson, Inc.	150,100	6,359,737
Honda Motor Co. Ltd. (Japan)	351,200	10,853,959
Nissan Motor Co. Ltd. (Japan)	587,700	5,001,739
Oshkosh Corp.*	53,600	1,470,248
Toyota Motor Corp. (Japan)	339,100	13,295,882
Winnebago Industries, Inc.*	70,100	885,363

		53,841,429

Automotive Parts — 0.6%
Aisin Seiki Co. Ltd. (Japan)	201,900	5,749,983
Autoliv, Inc., AB	52,471	3,232,708
AutoZone, Inc.*	26,000	9,611,420
CLARCOR, Inc.	23,600	1,053,268
Delphi Automotive PLC (United Kingdom)	25,000	775,000
GKN PLC (United Kingdom)	1,930,289	6,695,401
H&E Equipment Services, Inc.	4,000	48,480
Johnson Controls, Inc.	200,500	5,493,700
Koito Manufacturing Co. Ltd. (Japan)	96,000	1,108,283
TRW Automotive Holdings Corp.*	124,200	5,428,782
		39,197,025
Beverages — 1.8%
Boston Beer Co., Inc. (The) (Class A Stock)*(a)	9,200	1,030,124
Coca-Cola Co. (The)	930,400	35,290,072
Coca-Cola Enterprises, Inc.	306,300	9,578,001
Dr. Pepper Snapple Group, Inc.(a)	161,400	7,187,142
Green Mountain Coffee Roasters, Inc.*(a)	172,300	4,092,125
Kirin Holdings Co. Ltd. (Japan)	583,000	7,795,562
Molson Coors Brewing Co. (Class B Stock)	185,500	8,356,775
Monster Beverage Corp.*	18,200	985,712
PepsiCo, Inc.	541,146	38,296,902
Pernod-Ricard SA (France)	99,460	11,159,182

		123,771,597

Biotechnology — 0.5%
Acorda Therapeutics, Inc.*	22,000	563,420
Alexion Pharmaceuticals, Inc.*	90,700	10,376,080

	Shares	Value
COMMON STOCKS (Continued)
Biotechnology (cont’d.)
Cubist Pharmaceuticals, Inc.*(a)	38,100	$1,816,608
Dendreon Corp.*(a)	284,600	1,374,618
Exelixis, Inc.*(a)	101,900	491,158
Gilead Sciences, Inc.*(a)	307,800	20,416,374
Illumina, Inc.*(a)	8,500	409,700
Incyte Corp.*(a)	85,800	1,548,690
Life Technologies Corp.*	30,400	1,485,952
Maxygen, Inc.	121,800	321,552

		38,804,152

Building Materials — 0.2%
Bouygues SA (France)	192,721	4,705,465
Martin Marietta Materials, Inc.(a)	75,900	6,289,833

		10,995,298

Business Services — 0.1%
Corporate Executive Board Co. (The)	18,100	970,703
Manpower, Inc.	32,100	1,181,280
Navigant Consulting, Inc.*	75,200	830,960
Robert Half International, Inc.	119,400	3,179,622

		6,162,565

Chemicals — 1.7%
Air Products & Chemicals, Inc.	36,300	3,002,010
Albemarle Corp.	16,540	871,327
American Vanguard Corp.	57,300	1,994,040
Asahi Kasei Corp. (Japan)	1,326,000	6,835,046
BASF SE (Germany)	128,142	10,810,510
Bayer AG (Germany)	245,250	21,062,039
Celanese Corp. (Class A Stock)(a)	120,600	4,571,946
Dow Chemical Co. (The)	136,800	3,961,728
Ecolab, Inc.	172,050	11,150,560
LyondellBasell Industries NV (Netherlands) (Class A Stock)	211,200	10,910,592
Mosaic Co. (The)	69,000	3,975,090
Potash Corp. of Saskatchewan, Inc. (Canada)	149,200	6,478,264
PPG Industries, Inc.	64,200	7,372,728
Praxair, Inc.	107,500	11,167,100
Sherwin-Williams Co. (The)	58,300	8,681,453
Showa Denko KK (Japan)	1,248,000	1,980,139
Tosoh Corp. (Japan)	485,000	920,815
Wacker Chemie AG (Germany)(a)	35,372	2,270,921

		118,016,308

Clothing & Apparel — 0.3%
Cintas Corp.	75,400	3,125,330
Coach, Inc.	115,000	6,442,300
Deckers Outdoor Corp.*(a)	5,200	190,528
NIKE, Inc. (Class B Stock)	128,600	12,205,426

		21,963,584

Coal
CONSOL Energy, Inc.	110,800	3,329,540

Commercial Banks — 0.6%
Bank of Kentucky Financial Corp.	34,700	962,578
CIT Group, Inc.*	31,200	1,228,968
Citizens Republic Bancorp, Inc.*	35,030	677,830
DNB ASA (Norway)	1,155,776	14,172,575
Home BancShares, Inc.	48,234	1,644,297
Huntington Bancshares, Inc.	511,000	3,525,900
Regions Financial Corp.	810,500	5,843,705

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Commercial Banks (cont’d.)
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	2,375,810	$7,053,420
Svenska Handelsbanken AB (Sweden) (Class A Stock)	159,136	5,962,028
Synovus Financial Corp.(a)	334,900	793,713
Western Alliance Bancorp*	88,100	898,620

		42,763,634

Commercial Services — 0.5%
ADT Corp/The*	46,350	1,668,600
Benesse Holdings, Inc. (Japan)	85,700	4,146,967
FTI Consulting, Inc.*	25,500	680,340
MasterCard, Inc. (Class A Stock)	35,800	16,162,984
Monro Muffler Brake, Inc.(a)	11,000	387,090
Paychex, Inc.(a)	33,900	1,128,531
Verisk Analytics, Inc. (Class A Stock)*	33,100	1,575,891
Western Union Co. (The)	337,700	6,152,894

		31,903,297

Computer Hardware — 3.1%
Apple, Inc.	239,900	160,075,674
CommVault Systems, Inc.*	25,900	1,520,330
Dell, Inc.	2,021,700	19,933,962
International Business Machines Corp.	167,550	34,758,248
NetApp, Inc.*	145,600	4,787,328
Riverbed Technology, Inc.*(a)	31,630	736,030

		221,811,572

Computer Services & Software — 3.1%
Accelrys, Inc.*	114,078	987,915
Accenture PLC (Ireland) (Class A Stock)	185,600	12,997,568
Activision Blizzard, Inc.	72,554	818,409
Akamai Technologies, Inc.*	84,000	3,213,840
American Reprographics Co.*	70,140	299,498
Autodesk, Inc.*	365,000	12,180,050
Automatic Data Processing, Inc.	150,500	8,828,330
Avid Technology, Inc.*	58,400	552,464
Cadence Design Systems, Inc.*(a)	70,200	903,123
Check Point Software Technologies Ltd. (Israel)*(a)	33,900	1,632,624
Cisco Systems, Inc.	1,533,900	29,282,151
Electronic Arts, Inc.*	85,700	1,087,533
EMC Corp.*	434,300	11,843,361
FactSet Research Systems, Inc.(a)	5,500	530,310
Global Payments, Inc.	22,300	932,809
Informatica Corp.*	25,900	901,579
Jack Henry & Associates, Inc.	34,610	1,311,719
Microsoft Corp.	2,235,900	66,585,102
MSCI, Inc. (Class A Stock)*	36,000	1,288,440
NS Solutions Corp. (Japan)	49,700	1,050,417
Nuance Communications, Inc.*(a)	55,800	1,388,862
Oracle Corp.	1,146,600	36,106,434
RealD, Inc.*(a)	91,200	815,328
Red Hat, Inc.*	136,180	7,754,089
salesforce.com, Inc.*	38,700	5,909,103
SanDisk Corp.*	45,400	1,971,722
Software AG (Germany)	151,413	5,451,942
SYNNEX Corp.*(a)	35,170	1,145,839

		217,770,561

Conglomerates — 0.4%
Altria Group, Inc.	366,100	12,224,079

	Shares	Value
COMMON STOCKS (Continued)
Conglomerates (cont’d.)
Hutchison Whampoa Ltd. (Hong Kong)	1,148,400	$11,074,902
Textron, Inc.	239,600	6,270,332

		29,569,313

Construction — 0.2%
Carillion PLC (United Kingdom)	988,607	4,326,263
Fluor Corp.	41,400	2,329,992
McDermott International, Inc. (Panama)*	191,400	2,338,908
WorleyParsons Ltd. (Australia)	110,157	3,214,194

		12,209,357

Consumer Products & Services — 1.8%
Avon Products, Inc.	435,800	6,951,010
Church & Dwight Co., Inc.	31,500	1,700,685
Colgate-Palmolive Co.	102,800	11,022,216
Johnson & Johnson(a)	676,246	46,600,112
L’Oreal SA (France)	60,255	7,453,476
Procter & Gamble Co. (The)	805,755	55,887,167
Tumi Holdings, Inc.*(a)	19,900	468,446

		130,083,112

Containers & Packaging — 0.1%
Ball Corp.	85,800	3,630,198
Crown Holdings, Inc.*	5,000	183,750

		3,813,948

Distribution/Wholesale — 0.4%
DCC PLC (Ireland)	177,515	5,109,790
Fastenal Co.(a)	91,700	3,942,183
Mitsubishi Corp. (Japan)	645,400	11,690,042
Mitsui & Co. Ltd. (Japan)	514,500	7,218,266
W.W. Grainger, Inc.	11,000	2,292,070

		30,252,351

Diversified Financial Services — 0.5%
CBOE Holdings, Inc.	5,000	147,100
Challenger Ltd. (Australia)	643,758	2,166,694
Deutsche Boerse AG (Germany)	90,156	4,989,293
Discover Financial Services	106,100	4,215,353
Financial Engines, Inc.*	10,800	257,364
GAM Holding AG (Switzerland)*	304,520	3,966,369
IntercontinentalExchange, Inc.*	51,800	6,910,638
Invesco Ltd. (Bermuda)	398,500	9,958,515

		32,611,326

Diversified Machinery — 0.1%
Deere & Co.	95,200	7,853,048
Gardner Denver, Inc.	8,000	483,280
iRobot Corp.*(a)	50,100	1,140,276

		9,476,604

Diversified Manufacturing — 0.4%
Cookson Group PLC (United Kingdom)	550,864	5,310,540
Ingersoll-Rand PLC (Ireland)	229,520	10,287,086
John Bean Technologies Corp.	40,524	661,757
Pentair, Inc. (Switzerland)	5	210
Siemens AG (Germany)	122,088	12,176,167

		28,435,760

Diversified Operations — 1.7%
3M Co.	252,900	23,373,018
A.O. Smith Corp.	17,450	1,004,073
Danaher Corp.	473,600	26,119,040

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Diversified Operations (cont’d.)
General Electric Co.	2,421,300	$54,987,723
Honeywell International, Inc.	276,700	16,532,825

		122,016,679

Electric — 0.4%
Calpine Corp.*	329,600	5,702,080
Edison International	94,500	4,317,705
GenOn Energy, Inc.*	188,791	477,641
MDU Resources Group, Inc.	49,500	1,090,980
NRG Energy, Inc.	397,100	8,493,969
PG&E Corp.	140,500	5,995,135
PNM Resources, Inc.	64,400	1,354,332

		27,431,842

Electric – Integrated — 0.3%
Exelon Corp.	238,500	8,485,830
SSE PLC (United Kingdom)	654,063	14,702,080

		23,187,910

Electronic Components & Equipment — 1.3%
A123 Systems, Inc.*	438,100	109,525
Advanced Energy Industries, Inc.*	43,800	539,616
Agilent Technologies, Inc.	106,400	4,091,080
AVX Corp.	38,900	373,051
Belden, Inc.	12,050	444,404
CyberOptics Corp.*	9,400	65,424
Cymer, Inc.*(a)	20,100	1,026,306
Emerson Electric Co.	310,200	14,973,354
Energizer Holdings, Inc.	93,129	6,948,355
General Cable Corp.*	12,100	355,498
Gentex Corp.	62,400	1,061,424
Hosiden Corp. (Japan)	134,000	747,244
Hubbell, Inc. (Class B Stock)	8,300	670,142
Koninklijke Philips Electronics NV (Netherlands)	262,798	6,131,098
Legrand SA (France)	204,376	7,703,035
Mettler-Toledo International, Inc.*	1,700	290,258
Mitsubishi Electric Corp. (Japan)	1,039,000	7,658,312
Nikon Corp. (Japan)	223,400	6,142,890
Nippon Electric Glass Co. Ltd. (Japan)	517,000	2,848,870
Plexus Corp.*(a)	33,100	1,002,599
Samsung Electronics Co. Ltd. (South Korea)	10,241	12,341,411
Thermo Fisher Scientific, Inc.	156,400	9,201,012
Trimble Navigation Ltd.*(a)	35,500	1,691,930
Tyco International Ltd. (Switzerland)	130,200	3,599,054
Venture Corp. Ltd. (Singapore)	320,000	2,094,628

		92,110,520

Energy Services
Covanta Holding Corp.(a)	57,400	984,984

Engineering & Construction
Aegion Corp.*	55,400	1,061,464

Entertainment & Leisure — 0.8%
Ameristar Casinos, Inc.	9,700	172,660
Ascent Capital Group, Inc. (Class A Stock)*	18,742	1,012,255
Carnival Corp. (Panama)	352,400	12,841,456
Las Vegas Sands Corp.	301,200	13,966,644
Madison Square Garden Co. (The) (Class A Stock)*	33,675	1,356,092
Nintendo Co. Ltd. (Japan)	8,000	1,016,184

	Shares	Value
COMMON STOCKS (Continued)
Entertainment & Leisure (cont’d.)
Royal Caribbean Cruises Ltd. (Liberia)	32,200	$972,762
Walt Disney Co. (The)(a)	461,300	24,116,764
WMS Industries, Inc.*	13,800	226,044

		55,680,861

Environmental Control — 0.2%
Clean Harbors, Inc.*	13,000	635,050
Stericycle, Inc.*(a)	96,700	8,753,284
Waste Connections, Inc.	48,275	1,460,319

		10,848,653

Farming & Agriculture — 0.3%
Alliance One International, Inc.*	213,900	690,897
Bunge Ltd. (Bermuda)	2,200	147,510
Monsanto Co.	191,400	17,421,228

		18,259,635

Financial – Bank & Trust — 3.3%
Australia & New Zealand Banking Group Ltd. (Australia)	596,357	15,240,280
Banco Santander Brasil SA (Brazil), ADS	804,100	5,926,217
Bank of America Corp.	3,140,591	27,731,419
Bank of Yokohama Ltd. (The) (Japan)	553,000	2,629,655
Barclays PLC (United Kingdom), ADR	979,300	13,582,891
Capital One Financial Corp.	161,000	9,178,610
City National Corp.(a)	11,800	607,818
Close Brothers Group PLC (United Kingdom)	145,048	1,952,258
Commerce Bancshares, Inc.	26,469	1,067,495
DBS Group Holdings Ltd. (Singapore)	641,862	7,497,110
Deutsche Bank AG (Germany)	81,647	3,225,779
East West Bancorp, Inc.	43,700	922,944
Erste Group Bank AG (Austria)*	57,990	1,294,040
Essa Bancorp, Inc.	68,400	710,676
Fifth Third BanCorp	299,500	4,645,245
First Defiance Financial Corp.	45,100	778,426
Glacier Bancorp, Inc.(a)	60,800	947,264
Intesa Sanpaolo SpA (Italy)	583,552	887,124
Louisiana Bancorp, Inc.*	33,835	542,713
Macquarie Group Ltd. (Australia)	213,164	6,250,545
Mitsubishi UFJ Financial Group, Inc. (Japan)	985,800	4,613,105
Nordea Bank AB (Sweden)	407,074	4,025,006
Northern Trust Corp.	235,000	10,907,525
PNC Financial Services Group, Inc.	208,900	13,181,590
Popular, Inc. (Puerto Rico)*	36,920	643,516
Sandy Spring Bancorp, Inc.	47,200	908,600
Standard Chartered PLC (United Kingdom)	551,876	12,476,406
SunTrust Banks, Inc.	398,200	11,257,114
Swedbank AB (Sweden) (Class A Stock)	493,021	9,261,782
TCF Financial Corp.	119,620	1,428,263
U.S. Bancorp	652,700	22,387,610
Wells Fargo & Co.	1,024,424	35,373,361
Westamerica Bancorporation(a)	21,500	1,011,575
Zions Bancorporation(a)	176,900	3,653,870

		236,747,832

Financial Services — 2.3%
American Express Co.	211,400	12,020,204
Ameriprise Financial, Inc.	109,000	6,179,210
BankUnited, Inc.	4,000	98,440
BM&FBOVESPA SA (Brazil)	829,600	4,996,629

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Financial Services (cont’d.)
China Citic Bank Corp. Ltd. (China) (Class H Stock)	6,170,270	$2,909,339
Citigroup, Inc.	408,040	13,351,069
CME Group, Inc.	137,700	7,890,210
Eaton Vance Corp.(a)	35,600	1,030,976
Franklin Resources, Inc.	67,000	8,379,690
Goldman Sachs Group, Inc. (The)	131,500	14,948,920
Heartland Payment Systems, Inc.	38,970	1,234,570
Interactive Brokers Group, Inc. (Class A Stock)	30,100	422,002
JPMorgan Chase & Co.	1,029,968	41,693,105
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan)	94,990	3,999,181
Moody’s Corp.(a)	193,500	8,546,895
Morgan Stanley	661,300	11,070,162
National Financial Partners Corp.*(a)	35,300	596,570
Raymond James Financial, Inc.	35,320	1,294,478
SLM Corp.	144,400	2,269,968
Stifel Financial Corp.*(a)	19,800	665,280
TD Ameritrade Holding Corp.(a)	313,400	4,816,958
Visa, Inc. (Class A Stock)	117,300	15,751,044
Waddell & Reed Financial, Inc. (Class A Stock)	42,300	1,386,171

		165,551,071

Food — 2.0%
Archer-Daniels-Midland Co.	147,900	4,019,922
Compass Group PLC (United Kingdom)	672,176	7,418,934
General Mills, Inc.	368,100	14,668,785
House Foods Corp. (Japan)	75,900	1,284,073
Kellogg Co.	297,800	15,384,348
Kraft Foods, Inc. (Class A Stock)	324,085	13,400,915
Kroger Co. (The)	385,400	9,072,316
Nestle SA (Switzerland)	516,424	32,561,343
Senomyx, Inc.*	204,400	388,360
Tesco PLC (United Kingdom)	3,691,327	19,789,762
Tootsie Roll Industries, Inc.	27,645	745,862
Unilever PLC (United Kingdom)	471,815	17,157,740
Whole Foods Market, Inc.	74,600	7,266,040

		143,158,400

Healthcare Services — 0.7%
Advisory Board Co. (The)*	26,060	1,246,450
AMERIGROUP Corp.*	19,000	1,737,170
Covance, Inc.*(a)	20,600	961,814
Edwards Lifesciences Corp.*	69,800	7,494,426
HCA Holdings, Inc.	163,300	5,429,725
LifePoint Hospitals, Inc.*	20,100	859,878
Quest Diagnostics, Inc.	70,800	4,490,844
UnitedHealth Group, Inc.	366,200	20,291,142
WellPoint, Inc.	145,400	8,434,654

		50,946,103

Home Builders — 0.1%
Persimmon PLC (United Kingdom)	760,400	9,313,601

Home Furnishings
Harman International Industries, Inc.	64,300	2,968,088
Tempur-Pedic International, Inc.*(a)	16,700	499,163

		3,467,251

	Shares	Value
COMMON STOCKS (Continued)
Hotels & Motels — 0.2%
Accor SA (France)	134,919	$4,500,016
Choice Hotels International, Inc.	23,200	742,168
Marriott International, Inc. (Class A Stock)(a)	53,848	2,105,457
MGM Resorts International*	28,931	311,008
Starwood Hotels & Resorts Worldwide, Inc.	115,100	6,671,196
Wynn Resorts Ltd.	12,900	1,489,176

		15,819,021

Industrial Products — 0.3%
Actuant Corp. (Class A Stock)	40,700	1,164,834
Culp, Inc.	51,600	606,816
Harsco Corp.	42,700	876,631
Makita Corp. (Japan)	57,600	2,229,633
Myers Industries, Inc.	70,100	1,094,962
Nucor Corp.	106,500	4,074,690
Precision Castparts Corp.	66,800	10,911,112

		20,958,678

Insurance — 2.7%
AIA Group Ltd. (Hong Kong)	2,149,600	7,965,196
Allianz SE (Germany)	52,644	6,263,728
Allstate Corp. (The)	436,000	17,269,960
AXA SA (France)	834,857	12,434,132
Berkshire Hathaway, Inc. (Class B Stock)*	181,600	16,017,120
Brown & Brown, Inc.	17,800	464,046
Chubb Corp. (The)	155,900	11,892,052
Employers Holdings, Inc.	27,700	507,741
First American Financial Corp.	36,400	788,788
HCC Insurance Holdings, Inc.	16,500	559,185
Infinity Property & Casualty Corp.(a)	14,500	875,655
ING Groep NV (Netherlands), CVA*	279,124	2,205,574
Kemper Corp.	23,700	727,827
Loews Corp.	103,500	4,270,410
Markel Corp.*	2,600	1,192,074
Marsh & McLennan Cos., Inc.	280,900	9,530,937
MetLife, Inc.	517,000	17,815,820
Muenchener Rueckversicherungs- Gesellschaft AG (Germany)	70,751	11,046,604
Platinum Underwriters Holdings Ltd. (Bermuda)	8,500	347,395
ProAssurance Corp.	14,500	1,311,380
Progressive Corp. (The)(a)	469,800	9,743,652
Prudential PLC (United Kingdom)	319,015	4,128,902
QBE Insurance Group Ltd. (Australia)	277,447	3,705,392
Selective Insurance Group, Inc.	52,200	991,278
Sony Financial Holdings, Inc. (Japan)	348,300	5,938,439
StanCorp Financial Group, Inc.(a)	22,000	687,280
State Auto Financial Corp.	17,200	281,908
Sun Life Financial, Inc. (Canada)	281,500	6,534,259
Swiss Life Holding AG (Switzerland)*	41,802	4,973,571
Travelers Cos., Inc. (The)	140,100	9,563,226
W.R. Berkley Corp.	39,400	1,477,106
White Mountains Insurance Group Ltd. (Bermuda)	2,900	1,488,686
Willis Group Holdings PLC (Ireland)	137,000	5,058,040
XL Group PLC (Ireland)	625,300	15,025,959

		193,083,322

Internet Services — 2.0%
Amazon.com, Inc.*	115,900	29,475,688
Ariba, Inc.*	26,600	1,191,680

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet Services (cont’d.)
Baidu, Inc. (China), ADR*	40,100	$ 4,684,482
eBay, Inc.*	315,200	15,258,832
Equinix, Inc.*(a)	4,100	844,805
Facebook, Inc. (Class A Stock)*(a)	40,400	874,660
Google, Inc. (Class A Stock)*	76,400	57,643,800
Groupon, Inc.*(a)	483,280	2,300,413
Kakaku.com, Inc. (Japan)	134,200	5,030,260
Liberty Interactive Corp. (Class A Stock)*	68,300	1,263,550
LinkedIn Corp. (Class A Stock)*	5,500	662,200
Opentable, Inc.*(a)	16,500	686,400
priceline.com, Inc.*	19,900	12,312,727
Rackspace Hosting, Inc.*(a)	9,000	594,810
Tencent Holdings Ltd. (China)	162,600	5,504,935
TIBCO Software, Inc.*	41,000	1,239,430

		139,568,672

Machinery & Equipment — 0.4%
Applied Industrial Technologies, Inc.	32,100	1,329,903
Babcock & Wilcox Co. (The)*	40,650	1,035,356
Caterpillar, Inc.(a)	68,400	5,885,136
Cummins, Inc.	106,300	9,801,923
Middleby Corp.*	9,670	1,118,239
Modec, Inc. (Japan)	65,200	1,283,537
Nordson Corp.	22,000	1,289,640
Stanley Black & Decker, Inc.	44,500	3,393,125
Toshiba Machine Co. Ltd. (Japan)	206,000	795,128

		25,931,987

Manufacturing
EnPro Industries, Inc.*	20,900	752,609
Koppers Holdings, Inc.	27,000	943,110
Pall Corp.(a)	30,300	1,923,747

		3,619,466

Media — 1.4%
AMC Networks, Inc. (Class A Stock)*	21,075	917,184
Charter Communications, Inc. (Class A Stock)*	14,000	1,050,980
Comcast Corp. (Class A Stock)	605,900	21,673,043
DIRECTV*	141,500	7,423,090
Discovery Communications, Inc. (Class C Stock)*	94,826	5,314,049
DISH Network Corp. (Class A Stock)	8,000	244,880
Informa PLC (United Kingdom)	809,641	5,264,948
Jupiter Telecommunications Co. Ltd. (Japan)	5,382	5,461,999
Liberty Global, Inc. (Class A Stock)*	43,232	2,626,344
Liberty Media Corp. - Liberty Capital (Class A Stock)*	21,900	2,281,323
McGraw-Hill Cos., Inc. (The)	118,000	6,441,620
News Corp. (Class A Stock)	245,400	6,019,662
Television Broadcasts Ltd. (Hong Kong)	566,000	4,178,578
Time Warner Cable, Inc.	141,090	13,412,015
Time Warner, Inc.(a)	194,933	8,836,313
Viacom, Inc. (Class B Stock)	151,400	8,113,526

		99,259,554

Medical Products — 0.2%
Fresenius SE & Co. KGaA (Germany)	99,173	11,513,132
St. Jude Medical, Inc.	92,300	3,888,599

		15,401,731

	Shares	Value
COMMON STOCKS (Continued)
Medical Supplies & Equipment — 1.6%
Abbott Laboratories	257,900	$ 17,681,624
Amgen, Inc.	200,100	16,872,432
Baxter International, Inc.	170,400	10,268,304
C.R. Bard, Inc.	34,300	3,589,495
Charles River Laboratories International, Inc.*	10,700	423,720
Covidien PLC (Ireland)	145,750	8,660,465
DENTSPLY International, Inc.	254,700	9,714,258
Elekta AB (Sweden) (Class B Stock)	577,414	7,625,543
Henry Schein, Inc.*	19,500	1,545,765
Intuitive Surgical, Inc.*	5,600	2,775,528
McKesson Corp.	99,700	8,577,191
Sonova Holding AG (Switzerland)*	44,438	4,491,049
STERIS Corp.	21,000	744,870
Stryker Corp.	226,500	12,606,990
Thoratec Corp.*	40,500	1,401,300
Zimmer Holdings, Inc.	94,800	6,410,376

		113,388,910

Metals & Mining — 1.2%
Agnico-Eagle Mines Ltd. (Canada)	123,600	6,411,962
Allied Nevada Gold Corp.*(a)	48,400	1,890,504
Antofagasta PLC (United Kingdom)	252,718	5,150,098
Arch Coal, Inc.(a)	67,280	425,882
BHP Billiton Ltd. (Australia)	379,830	12,978,365
BHP Billiton PLC (United Kingdom)	189,269	5,883,424
Carpenter Technology Corp.	23,800	1,245,216
Cliffs Natural Resources, Inc.(a)	39,000	1,526,070
Cloud Peak Energy, Inc.*	31,200	564,720
Freeport-McMoRan Copper & Gold, Inc.	272,390	10,781,196
Haynes International, Inc.	17,800	928,270
Kobe Steel Ltd. (Japan)	788,000	624,313
Newmont Mining Corp.	125,200	7,012,452
Rio Tinto Ltd. (Australia)	173,110	9,508,462
SSAB AB (Sweden) (Class A Stock)(a)	652,377	4,635,007
Steel Dynamics, Inc.	111,700	1,254,391
Umicore SA (Belgium)	123,431	6,451,664
United States Steel Corp.(a)	72,200	1,376,854
Vulcan Materials Co.	67,900	3,211,670
Westmoreland Coal Co.*(a)	65,900	654,387

		82,514,907

Office Equipment — 0.1%
Canon, Inc. (Japan)	185,150	5,942,889
Herman Miller, Inc.	39,400	765,936

		6,708,825

Oil & Gas — 6.8%
ABB Ltd. (Switzerland)*	293,113	5,497,622
Anadarko Petroleum Corp.	134,400	9,397,248
Apache Corp.	158,800	13,731,436
Baker Hughes, Inc.	124,140	5,614,852
Beach Energy Ltd. (Australia)	5,239,314	6,842,168
BG Group PLC (United Kingdom)	501,264	10,118,042
BP PLC (United Kingdom), ADR	96,600	4,091,976
Cameron International Corp.*	124,700	6,991,929
Chesapeake Utilities Corp.	21,700	1,027,712
Chevron Corp.	529,522	61,721,084
China Oilfield Services Ltd. (China) (Class H Stock)	4,466,000	8,087,710
Cimarex Energy Co.	51,761	3,030,607

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas (cont’d.)
Concho Resources, Inc.*	18,000	$1,705,500
ConocoPhillips	112,600	6,438,468
Contango Oil & Gas Co.*	19,400	953,316
Devon Energy Corp.	185,300	11,210,650
Eni SpA (Italy)	414,024	9,055,345
EQT Corp.	59,500	3,510,500
Exterran Holdings, Inc.*(a)	72,500	1,470,300
Exxon Mobil Corp.	1,195,012	109,283,847
FMC Technologies, Inc.*	144,136	6,673,497
Fugro NV (Netherlands), CVA	25,094	1,706,513
GDF Suez (France)	276,299	6,178,008
GeoMet, Inc.*	106,600	18,122
Goodrich Petroleum Corp.*(a)	34,300	433,552
Hess Corp.	175,500	9,427,860
Hollyfrontier Corp.	48,560	2,004,071
Murphy Oil Corp.	134,400	7,215,936
National Grid PLC (United Kingdom)	781,361	8,617,720
Newfield Exploration Co.*	75,100	2,352,132
Noble Corp. (Switzerland)*	147,700	5,284,706
Northern Oil and Gas, Inc.*(a)	74,900	1,272,551
Occidental Petroleum Corp.	149,600	12,874,576
Petroleo Brasileiro SA (Brazil), ADR(a)	200,100	4,416,207
Phillips 66	211,850	9,823,484
Pioneer Natural Resources Co.	67,000	6,994,800
Range Resources Corp.	85,900	6,001,833
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR(a)	394,400	28,120,720
Saipem SpA (Italy)	123,602	5,935,653
Schlumberger Ltd. (Curacao)	364,015	26,329,205
Sempra Energy	140,000	9,028,600
Southwestern Energy Co.*(a)	222,400	7,735,072
Statoil ASA (Norway)	558,409	14,416,152
Superior Energy Services, Inc.*	37,181	762,954
Valero Energy Corp.	310,000	9,820,800
Venoco, Inc.*	29,900	355,212
Whiting Petroleum Corp.*	35,100	1,663,038
WPX Energy, Inc.*	159,400	2,644,446

		477,887,732

Paper & Forest Products — 0.2%
Clearwater Paper Corp.*	29,462	1,217,075
International Paper Co.	190,100	6,904,432
Weyerhaeuser Co.	233,846	6,112,734

		14,234,241

Pharmaceuticals — 3.5%
Alkermes PLC (Ireland)*(a)	70,400	1,460,800
Allergan, Inc.	81,100	7,427,138
AmerisourceBergen Corp.(a)	95,600	3,700,676
Astellas Pharma, Inc. (Japan)	222,000	11,250,944
Biogen Idec, Inc.*	85,400	12,744,242
Celgene Corp.*	85,800	6,555,120
Chugai Pharmaceutical Co. Ltd. (Japan)	128,600	2,695,388
CSL Ltd. (Australia)	186,542	8,872,652
Eli Lilly & Co.	232,500	11,022,825
Express Scripts Holding Co.*	300,288	18,819,049
GlaxoSmithKline PLC (United Kingdom)	9,997	230,444
GlaxoSmithKline PLC (United Kingdom), ADR	597,000	27,605,280
Hospira, Inc.*	30,900	1,014,138
Idenix Pharmaceuticals, Inc.*	132,900	607,353

	Shares	Value
COMMON STOCKS (Continued)
Pharmaceuticals (cont’d.)
Medicines Co. (The)*	50,600	$1,305,986
Medicis Pharmaceutical Corp. (Class A Stock)	35,300	1,527,431
Merck & Co., Inc.	812,989	36,665,804
Neurocrine Biosciences, Inc.*	119,500	953,610
Pacira Pharmaceuticals, Inc.*	21,600	375,840
Pfizer, Inc.	1,957,874	48,653,169
Pharmacyclics, Inc.*(a)	35,300	2,276,850
Roche Holding AG (Switzerland)	62,029	11,587,980
Sanofi (France)	292,779	24,963,230
Theravance, Inc.*(a)	50,100	1,298,091
Vertex Pharmaceuticals, Inc.*	12,400	693,780

		244,307,820

Pipelines — 0.3%
Spectra Energy Corp.	386,400	11,344,704

Williams Cos., Inc. (The)	347,700	12,159,069

		23,503,773

Printing & Publishing
Consolidated Graphics, Inc.*	13,560	353,780

Real Estate
Forest City Enterprises, Inc. (Class A Stock)*	11,500	182,275
Howard Hughes Corp. (The)*	6,800	483,140

		665,415

Real Estate Investment Trusts — 1.5%
American Tower Corp.	209,035	14,923,009
AvalonBay Communities, Inc.(a)	22,400	3,046,176
Boston Properties, Inc., REIT	18,900	2,090,529
Camden Property Trust	22,200	1,431,678
Digital Realty Trust, Inc., REIT	3,200	223,520
Duke Realty Corp.	103,500	1,521,450
EastGroup Properties, Inc.	23,800	1,266,160
General Growth Properties, Inc.(a)	225,500	4,392,740
Goldcrest Co. Ltd. (Japan)	40,340	622,691
Kerry Properties Ltd. (Bermuda)	1,345,000	6,782,526
LaSalle Hotel Properties(a)	46,800	1,249,092
Lennar Corp. (Class A Stock)(a)	114,700	3,988,119
Mitsui Fudosan Co. Ltd. (Japan)	247,000	4,935,713
PDG Realty SA Empreendimentos e Participacoes (Brazil)	1,227,300	2,324,741
Potlatch Corp.	30,360	1,134,553
Public Storage	33,958	4,725,935
Regency Centers Corp.	28,600	1,393,678
Simon Property Group, Inc.	117,561	17,846,935
SL Green Realty Corp.(a)	59,218	4,741,585
Soho China Ltd. (Cayman Islands)	316,500	194,801
St. Joe Co. (The)*(a)	57,600	1,123,200
Unibail-Rodamco SE (France)	37,505	7,475,167
Vornado Realty Trust	128,800	10,439,240
Weingarten Realty Investors(a)	48,930	1,375,422
Westfield Retail Trust (Australia)	2,064,383	6,164,082

		105,412,742

Restaurants — 0.5%
McDonald’s Corp.	198,700	18,230,725
Sonic Corp.*	91,325	937,908
Starbucks Corp.	335,900	17,046,925

		36,215,558

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Retail & Merchandising — 2.9%
Advance Auto Parts, Inc.	21,900	$ 1,498,836
American Eagle Outfitters, Inc.	59,400	1,252,152
Ascena Retail Group, Inc.*	67,138	1,440,110
Bed Bath & Beyond, Inc.*	36,300	2,286,900
CarMax, Inc.*(a)	478,500	13,541,550
Casey’s General Stores, Inc.	23,000	1,314,220
Chico’s FAS, Inc.	62,100	1,124,631
Chipotle Mexican Grill, Inc.*	17,100	5,429,934
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	179,461	10,761,936
CVS Caremark Corp.	256,576	12,423,410
Dick’s Sporting Goods, Inc.	28,800	1,493,280
Dollar General Corp.*	231,200	11,916,048
FamilyMart Co. Ltd. (Japan)	155,600	7,644,543
Hibbett Sports, Inc.*(a)	6,800	404,260
Home Depot, Inc. (The)	284,100	17,151,117
Inditex SA (Spain)	52,094	6,468,739
Kingfisher PLC (United Kingdom)	1,585,795	6,765,499
Kohl’s Corp.	353,000	18,080,660
Lojas Renner SA (Brazil)	93,400	3,100,663
Lowe’s Cos., Inc.	14,600	441,504
Macy’s, Inc.	248,900	9,363,618
Pantry, Inc. (The)*	32,500	472,875
Parkson Retail Group Ltd. (Cayman Islands).	4,377,500	3,666,702
PPR (France)	55,965	8,586,986
PVH Corp.	22,200	2,080,584
Ross Stores, Inc.	133,900	8,649,940
Target Corp.	163,500	10,377,345
Wal-Mart Stores, Inc.	274,600	20,265,480
Yum! Brands, Inc.	188,500	12,505,090
Zhongsheng Group Holdings Ltd. (China)	2,953,500	3,675,888

		204,184,500

Savings & Loan
Capitol Federal Financial, Inc.	117,800	1,408,888

Semiconductors — 1.3%
Applied Materials, Inc.	590,500	6,592,932
ASML Holding NV (Netherlands)	146,785	7,844,956
Atmel Corp.*	1,084,000	5,701,840
Avago Technologies Ltd. (Singapore)	17,700	617,110
Broadcom Corp. (Class A Stock)*	150,880	5,217,430
BTU International, Inc.*	18,300	40,260
Cree, Inc.*	37,100	947,163
Hamamatsu Photonics KK (Japan)	185,400	6,369,857
Intel Corp.	819,800	18,593,064
Intersil Corp. (Class A Stock)	76,000	665,000
KLA-Tencor Corp.	93,700	4,469,958
Lam Research Corp.*	138,700	4,408,580
Marvell Technology Group Ltd. (Bermuda)	365,000	3,339,750
Maxim Integrated Products, Inc.	45,200	1,203,224
Micron Technology, Inc.*	340,200	2,036,097
NVIDIA Corp.*	178,200	2,377,188
ON Semiconductor Corp.*	144,510	891,627
Rovi Corp.*	21,500	311,965
Semtech Corp.*	45,910	1,154,636
Supertex, Inc.*	36,100	645,468
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,310,749	7,108,497
Texas Instruments, Inc.	344,400	9,488,220

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors (cont’d.)
Tokyo Electron Ltd. (Japan)	98,100	$4,179,064

		94,203,886

Telecommunications — 3.2%
Alcatel-Lucent (France)*	1,512,557	1,669,648
America Movil SAB de CV (Mexico) (Class L Stock), ADR	371,300	9,445,872
Aruba Networks, Inc.*(a)	83,780	1,883,793
AT&T, Inc.	1,704,517	64,260,291
Crown Castle International Corp.*	106,500	6,826,650
Finisar Corp.*(a)	85,337	1,220,319
Hutchison Telecommunications Hong Kong Holdings Ltd. (Cayman Islands)	2,157,000	951,847
Ixia*(a)	67,860	1,090,510
Juniper Networks, Inc.*	606,600	10,378,926
KDDI Corp. (Japan)	108,900	8,446,551
Leap Wireless International, Inc.*(a)	79,800	544,236
NII Holdings, Inc.*(a)	34,000	266,900
NTELOS Holdings Corp.	21,850	379,534
QUALCOMM, Inc.	427,900	26,739,471
Rignet, Inc.*	21,324	394,494
SBA Communications Corp. (Class A Stock)*	16,300	1,025,270
Softbank Corp. (Japan)	171,700	6,942,094
Sprint Nextel Corp.*(a)	1,748,400	9,651,168
Telecom Italia SpA (Italy)	9,878,322	8,651,053
Telefonica SA (Spain)	487,061	6,493,688
Telstra Corp. Ltd. (Australia)	1,789,778	7,255,758
Verizon Communications, Inc.	445,500	20,301,435
Vodafone Group PLC (United Kingdom), ADR	874,392	24,915,800
Ziggo NV (Netherlands)	109,824	3,733,576

		223,468,884

Tobacco — 0.5%
Philip Morris International, Inc.	379,000	34,087,260

Toys — 0.1%
Hasbro, Inc.(a)	148,900	5,683,513

Transportation — 1.0%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,089	7,793,722
C.H. Robinson Worldwide, Inc.	44,900	2,628,895
Cargotec Oyj (Finland) (Class B Stock)(a)	30,301	714,518
Central Japan Railway Co. (Japan)	103,300	9,067,363
CSX Corp.	321,200	6,664,900
Expeditors International of Washington, Inc.	23,200	843,552
FedEx Corp.	128,700	10,890,594
Greenbrier Cos., Inc.*	36,000	581,040
J.B. Hunt Transport Services, Inc.	6,700	348,668
Kansas City Southern	18,600	1,409,508
Knight Transportation, Inc.	56,000	800,800
Nippon Yusen Kabushiki Kaisha (Japan)	259,000	457,527
RailAmerica, Inc.*	48,000	1,318,560
Union Pacific Corp.	144,300	17,128,410
United Parcel Service, Inc. (Class B Stock)	171,900	12,302,883
UTi Worldwide, Inc. (British Virgin Islands)	33,000	444,510

		73,395,450

Utilities — 1.1%
AES Corp. (The)*	1,342,100	14,722,837
American Electric Power Co., Inc.	150,100	6,595,394

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Utilities (cont’d.)
CenterPoint Energy, Inc.	211,600	$4,507,080
E.ON AG (Germany)	505,803	12,001,918
Entergy Corp.	165,800	11,489,940
FirstEnergy Corp.	182,508	8,048,603
Great Plains Energy, Inc.	50,700	1,128,582
OGE Energy Corp.	24,700	1,369,862
SembCorp Industries Ltd. (Singapore)	2,344,911	10,772,630
Southwest Gas Corp.	34,580	1,528,436
Sumco Corp. (Japan)*	218,500	1,470,937
TECO Energy, Inc.	181,500	3,219,810

		76,856,029

TOTAL COMMON STOCKS (cost $4,169,434,638)		4,579,982,177

PREFERRED STOCKS — 0.2%
Automobile Manufacturers — 0.2%
General Motors Co., Series B, (PRFC), 4.750%(a)	20,550	766,104
Volkswagen AG (Germany) (PRFC)	78,623	14,341,842

		15,107,946

Diversified Financial Services
GMAC Capital Trust I, Series 2, 8.125%	25,900	650,349

Financial Services
Ally Financial, Inc., 144A, 7.000%	725	678,260

Telecommunications
Lucent Technologies Capital Trust I, CVT, 7.750%	1,150	667,000

TOTAL PREFERRED STOCKS (cost $15,028,058)		17,103,555

	Units
RIGHTS*(l)
Oil & Gas
GDF Suez (France), expiring 10/25/12 (cost $0)	276,299	—

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#
ASSET-BACKED SECURITIES — 0.8%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A
4.060%	05/16/16	(g)	Aaa	$1,625	$1,674,738
Series 2012-SN1, Class A4
0.700%	12/21/15		AAA(d)	2,340	2,339,830
Ally Master Owner Trust,
Series 2011-3, Class A2
1.810%	05/15/16		Aaa	1,135	1,154,547
AmeriCredit Automobile Receivables Trust,
Series 2010-2, Class B
2.730%	03/09/15		Aaa	1,017	1,025,889
Series 2012-1, Class A3
1.230%	09/08/16		Aaa	550	556,395
Cabela’s Master Credit Card Trust,
Series 2012-1A, Class A1, 144A
1.630%	02/18/20	(g)	AAA(d)	2,438	2,501,361

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
CarMax Auto Owner Trust,
Series 2009-2, Class B
4.650%	08/17/15		AA+(d)	$1,335	$1,394,844
Series 2012-1, Class A4
1.250%	06/15/17		AAA(d)	1,565	1,595,744
CenterPoint Energy Transition Bond Co. LLC,
Series 2001-1, Class A4
5.630%	09/15/15		Aaa	62	64,471
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31		Caa1	23	17,424
CIT Equipment Collateral,
Series 2012-VT1, Class A3, 144A
1.100%	08/22/16	(g)	Aaa	1,210	1,213,762
CNH Equipment Trust,
Series 2010-C, Class A4
1.750%	05/16/16		Aaa	1,900	1,934,660
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.822%(c)	01/25/34		Caa3	951	669,359
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42	(g)	Baa1	5,588	6,229,257
Ford Credit Auto Lease Trust,
Series 2012-A, Class A4
1.030%	04/15/15		Aaa	825	830,907
Series 2012-B, Class B, 144A
1.100%	12/15/15	(g)	Aa2	505	504,957
Series 2012-B, Class C, 144A
1.500%	03/15/17	(g)	A2	625	624,868
Ford Credit Auto Owner Trust,
Series 2009-D, Class D, 144A
8.140%	02/15/16	(g)	Aaa	400	429,618
Ford Credit Floorplan Master Owner Trust,
Series 2012-2, Class A
1.920%	01/15/19		Aaa	1,945	2,002,619
Series 2012-5, Class A
1.490%	09/15/19		Aaa	3,695	3,693,426
GE Capital Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22		Aaa	2,515	2,592,957
Series 2012-6, Class B
1.830%	08/17/20		NR	4,900	4,943,796
Huntington Auto Trust,
Series 2011-1A, Class B, 144A
1.840%	01/17/17	(g)	Aa2	120	121,703
Series 2011-1A, Class C, 144A
2.530%	03/15/17	(g)	A2	575	588,491
Series 2012-1, Class A4
1.180%	06/15/17		Aaa	2,465	2,503,138
Hyundai Auto Receivables Trust,
Series 2012-A, Class A4
0.950%	12/15/16		Aaa	2,425	2,454,100
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A, 144A
5.737%	04/20/28	(g)	Aaa	74	75,192
Series 2006-2A, Class A, 144A
5.362%	10/20/28	(g)	Aaa	20	20,461

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.967%(c)	09/25/35		Baa1	$587	$516,689
MortgageIT Trust,
Series 2005-2, Class 1A1
0.477%(c)	05/25/35		Baa2	2,088	1,930,824
Nordstrom Private Label Credit Card Master Note Trust,
Series 2011-1A, Class A, 144A
2.280%	11/15/19	(g)	Aaa	2,240	2,334,257
SMART Trust (Australia),
Series 2011-1USA, Class A3A, 144A
1.770%	10/14/14	(g)	Aaa	969	973,992
Series 2011-2USA, Class A3A, 144A
1.540%	03/14/15	(g)	Aaa	830	835,037
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%	08/25/36		Aa3	400	395,931
Wheels SPV LLC,
Series 2012-1, Class A3, 144A
1.530%	03/20/21	(g)	AAA(d)	625	630,305
World Omni Auto Receivables Trust,
Series 2011-B, Class A3
0.960%	08/15/16		Aaa	2,180	2,198,632
Series 2012-A, Class B
1.490%	05/15/19		A1	2,415	2,425,789

TOTAL ASSET-BACKED SECURITIES (cost $54,620,187)					55,999,970

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
American Tower Trust,
Series 2007-1A, Class D, 144A
5.957%	04/15/37	(g)	Baa2	250	261,043
Banc of America Commercial Mortgage, Inc.,
Series 2007-1, Class AAB
5.422%	01/15/49		Aaa	2,656	2,840,237
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501%	07/10/43		Aaa	124	123,980
Series 2007-4, Class A4
5.920%(c)	02/10/51		A+(d)	720	850,708
Series 2007-5, Class A4
5.492%	02/10/51		A+(d)	5,363	6,263,642
Series 2008-1, Class A4
6.395%(c)	02/10/51		Aaa	5,765	6,983,467
Bear Stearns Commercial Mortgage Securities,
Series 2005-PWR9, Class AAB
4.804%	09/11/42		Aaa	193	201,589
Series 2006-PW12, Class A4
5.712%(c)	09/11/38		Aaa	300	345,095
Series 2007-PW17, Class A4
5.694%(c)	06/11/50		A+(d)	2,795	3,282,895
Commercial Mortgage Pass-Through Certificates,
Series 2006-C8, Class A4
5.306%	12/10/46		Aaa	4,480	5,127,588
Series 2007-C9, Class A4
5.801%(c)	12/10/49		Aaa	5,300	6,310,148

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG3, Class A3
4.569%	08/10/42		Aaa	$416	$419,493
Series 2005-GG3, Class AAB
4.619%	08/10/42		Aaa	71	72,055
Series 2006-GG7, Class A4
6.065%(c)	07/10/38		Aaa	1,775	2,057,472
GS Mortgage Securities Corp. II,
Series 2006-GG6, Class A4
5.553%(c)	04/10/38		AA-(d)	1,815	2,061,530
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42		Aaa	163	169,416
Series 2006-CB15, Class A4
5.814%(c)	06/12/43		Aaa	1,450	1,651,237
Series 2006-CB16, Class A4
5.552%	05/12/45		Aaa	1,635	1,880,786
Series 2006-LDP9, Class A3
5.336%	05/15/47		Aa3	4,630	5,286,205
Series 2007-C1, Class A4
5.716%	02/15/51		Aaa	2,945	3,466,339
Series 2007-CB19, Class A4
5.918%(c)	02/12/49		Aa2	580	681,180
Series 2007-CB20, Class A4
5.794%(c)	02/12/51		Aaa	1,685	1,999,490
Series 2011-C3, Class B, 144A
5.013%(c)	02/15/46	(g)	AA(d)	345	382,372
Series 2012-C8, Class A3
2.829%	10/15/45		AAA(d)	2,455	2,516,375
LB-UBS Commercial Mortgage Trust,
Series 2006-C4, Class A4
5.866%(c)	06/15/38		Aaa	2,425	2,802,289
Series 2006-C7, Class A3
5.347%	11/15/38		AAA(d)	861	994,222
Series 2007-C2, Class A3
5.430%	02/15/40		A-(d)	260	297,429
Series 2008-C1, Class AM
6.325%(c)	04/15/41		Aa3	370	416,300
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%(c)	08/12/43		A2	1,310	1,426,941
Series 2007-C1, Class A4
5.847%(c)	06/12/50		A+(d)	3,355	3,808,049
Series 2008-C1, Class A4
5.690%	02/12/51		Aaa	3,115	3,670,931
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45		Aaa	2,108	2,402,060
Series 2007-C34, Class A3
5.678%	05/15/46		Aaa	3,430	4,022,738
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B, 144A
5.174%(c)	02/15/44	(g)	Aa2	700	798,440

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $71,073,657)					75,873,741

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS — 11.9%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/15/22	(a)	Baa3	$2,345	$2,456,516
10.000%	07/15/17		Baa3	1,885	2,094,706
inVentiv Health, Inc.,
Gtd. Notes, 144A
10.000%	08/15/18		Caa2	250	220,000
10.250%	08/15/18		Caa2	375	330,000
Lamar Media Corp.,
Gtd. Notes
5.875%	02/01/22	(a)	B1	1,025	1,091,625
Omnicom Group, Inc.,
Gtd. Notes
4.450%	08/15/20		Baa1	2,515	2,799,152
6.250%	07/15/19		Baa1	840	1,030,265
Sr. Unsec’d. Notes
3.625%	05/01/22	(a)	Baa1	2,010	2,122,964
WPP Finance 2010 (United Kingdom),
Gtd. Notes
3.625%	09/07/22		Baa2	1,810	1,823,655
4.750%	11/21/21	(a)	Baa3	1,060	1,161,300

					15,130,183

Aerospace & Defense — 0.1%
Ducommun, Inc.,
Gtd. Notes
9.750%	07/15/18		B3	525	553,875
Embraer SA (Brazil),
Sr. Unsec’d. Notes
5.150%	06/15/22		Baa3	240	257,592
Esterline Technologies Corp.,
Gtd. Notes
7.000%	08/01/20		Ba3	125	138,750
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17		B3	500	540,000
L-3 Communications Corp.,
Gtd. Notes
4.750%	07/15/20		Baa3	2,810	3,102,358
4.950%	02/15/21		Baa3	1,155	1,287,306
6.375%	10/15/15		Ba1	200	202,300
Moog, Inc.,
Sr. Sub. Notes
7.250%	06/15/18		Ba3	75	79,688
Sequa Corp.,
Gtd. Notes, 144A
11.750%	12/01/15		Caa2	175	183,750
Gtd. Notes, PIK, 144A
13.500%	12/01/15		Caa2	75	79,500
Spirit Aerosystems, Inc.,
Gtd. Notes
7.500%	10/01/17		Ba3	75	81,562
Transdigm, Inc.,
Gtd. Notes
7.750%	12/15/18	(a)	B3	620	685,100

					7,191,781

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Agriculture
Mriya Agro Holding PLC (Cyprus),
Sr. Unsec’d. Notes, 144A
10.950%	03/30/16		B(d)	$300	$284,279

Airlines — 0.1%
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	01/08/18		Baa2	360	415,943
Continental Airlines 2009-2 Class A Pass-Through Trust,
Pass-Through Certificates
7.250%	05/10/21		Baa2	253	288,865
Continental Airlines 2009-2 Class B Pass-Through Trust,
Pass-Through Certificates
9.250%	05/10/17	(g)	Ba2	20	21,896
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	(a)	Baa2	262	281,472
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	04/11/24	(a)	Baa2	865	886,625
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15	(a)	Ba2	1,150	1,206,062
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20		Baa2	426	459,060
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	(a)	Baa2	172	186,858
Delta Air Lines, Inc.,
Sec’d. Notes, 144A
12.250%	03/15/15	(a)	B2	775	840,875
Sr. Sec’d. Notes, 144A
9.500%	09/15/14		Ba2	377	395,850
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17		Baa3	1,425	1,595,332
TAM Capital 2, Inc. (Cayman Islands),
Gtd. Notes
9.500%	01/29/20		BB-(d)	470	519,350
United Air Lines, Inc.,
Sec’d. Notes, 144A
12.000%	11/01/13		B3	75	77,062

					7,175,250

Automobile Manufacturers — 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc.,
Sec’d. Notes
8.000%	06/15/19	(a)	B2	1,000	1,060,000
8.250%	06/15/21	(a)	B2	475	505,875
Navistar International Corp.,
Gtd. Notes
8.250%	11/01/21	(a)	B1	300	284,625
Oshkosh Corp.,
Gtd. Notes
8.250%	03/01/17		B2	675	742,500
8.500%	03/01/20		B2	650	728,000

					3,321,000

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Automotive Parts — 0.1%
Allison Transmission, Inc.,
Gtd. Notes, 144A
7.125%	05/15/19		Caa1	$550	$589,875
American Axle & Manufacturing, Inc.,
Sr. Unsec’d. Notes
6.625%	10/15/22		B2	325	329,062
Ashtead Capital, Inc.,
Sec’d. Notes, 144A
6.500%	07/15/22	(a)	B2	225	236,250
Delphi Corp.,
Gtd. Notes
5.875%	05/15/19	(a)	Ba2	250	270,000
6.125%	05/15/21	(a)	Ba3	300	332,250
Goodyear Tire & Rubber Co. (The),
Gtd. Notes
7.000%	05/15/22	(a)	B1	475	503,500
8.250%	08/15/20		B1	350	387,625
8.750%	08/15/20		B1	125	142,188
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
7.000%	09/01/22		B3	275	286,000
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22		Baa3	1,995	2,067,391
4.875%	01/14/21		Baa3	1,870	2,080,874
Penske Automotive Group, Inc.,
Gtd. Notes, 144A
5.750%	10/01/22	(a)	B2	375	384,375
Pittsburgh Glass Works LLC,
Sr. Sec’d. Notes, 144A
8.500%	04/15/16		B2	625	581,250
Schaeffler Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
7.750%	02/15/17		Ba3	450	497,250
8.500%	02/15/19	(a)	Ba3	600	672,000

					9,359,890

Beverages — 0.1%
Coca-Cola Femsa SAB de CV (Mexico),
Sr. Unsec’d. Notes
4.625%	02/15/20		A2	1,060	1,204,021
Constellation Brands, Inc.,
Gtd. Notes
4.625%	03/01/23	(a)	Ba1	275	280,500
6.000%	05/01/22	(a)	Ba1	475	540,312
Corp. Lindley SA (Peru),
Sr. Unsec’d. Notes, 144A
6.750%	11/23/21		BB+(d)	145	162,762
Cott Beverages, Inc.,
Gtd. Notes
8.125%	09/01/18		B3	425	472,281
8.375%	11/15/17		B3	175	191,844
Pernod-Ricard SA (France),
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22	(g)	Baa3	1,360	1,499,337

					4,351,057

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Biotechnology
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes
8.000%	09/15/16		Ba2	$125	$136,875
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/16		Ba1	755	794,690
4.400%	03/01/15		Ba1	665	706,127

					1,637,692

Broadcasting — 0.1%
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes
7.250%	10/15/27		Ca	125	62,500
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes
7.625%	03/15/20	(a)	B3	650	633,750
7.625%	03/15/20	(a)	B3	125	120,000
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	03/01/39	(g)	Baa2	1,180	1,796,602
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
Sec’d. Notes
8.875%	04/15/17	(a)	B3	925	1,005,938
Sinclair Television Group, Inc.,
Sr. Unsec’d. Notes, 144A
6.125%	10/01/22		B2	550	550,688

					4,169,478

Building & Construction
Dycom Investments, Inc.,
Gtd. Notes
7.125%	01/15/21		Ba3	350	376,250
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Sec’d. Notes
8.625%	05/15/19		B2	675	752,625

					1,128,875

Building Materials — 0.1%
Associated Materials LLC,
Sr. Sec’d. Notes
9.125%	11/01/17		B3	775	759,500
Building Materials Corp. of America,
Sr. Notes, 144A
6.750%	05/01/21		Ba3	650	711,750
Cemex Espana Luxembourg (Spain),
Sr. Sec’d. Notes
9.875%	04/30/19		B-(d)	250	255,625
Cemex SAB de CV (Mexico),
Sr. Sec’d. Notes, 144A
5.362%(c)	09/30/15	(a)	B-(d)	375	358,122
Sr. Sec’d. Notes, 144A
9.000%	01/11/18		B-(d)	450	450,000
China Shanshui Cement Group Ltd. (Cayman Islands),
Gtd. Notes, 144A
8.500%	05/25/16		BB-(d)	550	555,500
10.500%	04/27/17		BB-(d)	294	308,700
Euramax International, Inc.,
Sr. Sec’d. Notes
9.500%	04/01/16		Caa1	50	45,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Building Materials (cont’d.)
Holcim US Finance Sarl & Cie SCS (Luxembourg),
Gtd. Notes, 144A
6.000%	12/30/19	(a)(g)	Baa2	$1,322	$1,467,680
Isabelle Acquisition Sub, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	11/15/18		Caa1	225	244,125
Lafarge SA (France),
Sr. Unsec’d. Notes, MTN
6.750%	12/16/19		Ba1	EUR 450	615,860
Masco Corp.,
Sr. Unsec’d. Notes
5.850%	03/15/17		Ba2	325	352,837
Sr. Unsec’d. Notes
6.125%	10/03/16		Ba2	175	192,612
Nortek, Inc.,
Gtd. Notes
8.500%	04/15/21	(a)	Caa1	825	878,625
10.000%	12/01/18		Caa1	400	442,000
Owens Corning,
Gtd. Notes
9.000%	06/15/19		Ba1	425	534,885
Texas Industries, Inc.,
Gtd. Notes
9.250%	08/15/20		Caa2	175	185,500
USG Corp.,
Gtd. Notes, 144A
8.375%	10/15/18		B2	50	54,250
9.750%	08/01/14		B2	175	193,375
Sr. Unsec’d. Notes
9.750%	01/15/18		Caa2	525	567,000
West China Cement Ltd. (United Kingdom),
Gtd. Notes, 144A
7.500%	01/25/16		Ba3	300	266,250

					9,439,946

Cable Television — 0.1%
Belo Corp.,
Gtd. Notes
8.000%	11/15/16		Ba1	350	385,000
Coleman Cable, Inc.,
Gtd. Notes
9.000%	02/15/18		B3	175	186,375
Unitymedia GmbH (Germany),
Sec’d. Notes, 144A
9.500%	03/15/21		Caa1	EUR 525	755,609
Unitymedia Hessen/NRW (Germany),
Sr. Sec’d. Notes, 144A
8.125%	12/01/17		B1	475	510,625
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/22	(a)	B2	475	475,000
6.875%	05/15/19	(a)	B2	275	283,250
7.875%	11/01/20	(a)	B2	1,825	1,952,750

					4,548,609

Chemicals — 0.1%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	08/15/22		Ba2	425	434,562

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Chemicals (cont’d.)
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20		Baa3	$2,020	$2,222,507
8.550%	05/15/19		Baa3	1,500	2,011,443
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC,
Sec’d. Notes
9.000%	11/15/20	(a)	Caa1	210	187,425
Huntsman International LLC,
Gtd. Notes
8.625%	03/15/20		B3	75	84,750
Ineos Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/15/19		B1	575	605,188
9.000%	05/15/15		Ba3	200	211,500
Lyondellbasell Industries NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	04/15/19	(a)	Ba2	550	584,375
Mexichem SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
4.875%	09/19/22		Ba1	200	203,000
Momentive Performance Materials, Inc.,
Gtd. Notes
11.500%	12/01/16		Caa2	75	42,188
Sec’d. Notes
9.000%	01/15/21	(a)	Caa1	575	416,875
PolyOne Corp.,
Sr. Unsec’d. Notes
7.375%	09/15/20		Ba3	575	622,438
PTT Global Chemical PCL (Thailand),
Sr. Unsec’d. Notes, 144A
4.250%	09/19/22		Baa2	380	388,145
Rockwood Specialties Group, Inc.,
Gtd. Notes
4.625%	10/15/20	(a)	Ba2	1,100	1,116,500
Styrolution GmbH (Germany),
Sr. Sec’d. Notes, 144A
7.625%	05/15/16		B2	EUR 500	600,761

					9,731,657

Clothing & Apparel
Hanesbrands, Inc.,
Gtd. Notes
6.375%	12/15/20		B1	625	678,125
Gtd. Notes
8.000%	12/15/16		B1	100	110,501
Levi Strauss & Co.,
Sr. Unsec’d. Notes
6.875%	05/01/22		B2	450	469,125
7.750%	05/15/18		B2	EUR 325	444,788
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
6.125%	10/15/20		B2	175	180,250

					1,882,789

Coal — 0.1%
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	(a)	B1	100	104,500
8.250%	04/01/20	(a)	B1	1,300	1,361,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Coal (cont’d.)
Mongolian Mining Corp. (Cayman Islands),
Gtd. Notes, 144A
8.875%	03/29/17		B1	$400	$405,000
Peabody Energy Corp.,
Gtd. Notes, 144A
6.000%	11/15/18		Ba1	400	400,000
6.250%	11/15/21		Ba1	375	373,125
Yancoal International Resources Development Co. Ltd. (Hong Kong),
Gtd. Notes, 144A
5.730%	05/16/22		Baa3	570	590,986

					3,235,361

Commercial Banks — 0.3%
Amsouth Bank,
Sub. Notes
5.200%	04/01/15		Ba3	400	416,000
Banco de Credito del Peru (Peru),
Sr. Unsec’d. Notes, 144A
5.375%	09/16/20		Baa2	310	333,250
Banco del Estado de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	02/08/22		Aa3	300	318,462
BanColombia SA (Colombia),
Sr. Unsec’d. Notes
5.950%	06/03/21		Baa2	450	506,250
Bank of Georgia JSC (Russia),
Sr. Unsec’d. Notes, 144A
7.750%	07/05/17		Ba3	1,200	1,224,998
BPCE SA (France),
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13	(g)	Aa3	985	986,293
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.250%	08/15/17	(a)	B1	650	674,582
5.000%	08/15/22	(a)	B1	650	676,263
5.250%	03/15/18	(a)	B1	825	884,812
5.375%	05/15/20	(a)	B1	2,675	2,895,688
Sr. Unsec’d. Notes, 144A
4.750%	02/15/15	(a)	B1	125	130,312
5.500%	02/15/19	(a)	B1	1,550	1,677,875
Sr. Unsec’d. Notes, 144A
6.625%	04/01/18	(a)	B2	950	1,078,250
DNB Bank ASA (Norway),
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17	(a)(g)	A1	3,300	3,446,520
Halyk Savings Bank of Kazakhstan JSC (Kazakhstan),
Sr. Unsec’d. Notes
7.250%	05/03/17		Ba3	400	415,500
Itau Unibanco Holding SA (Brazil),
Sub. Notes, 144A
5.650%	03/19/22		Baa2	400	419,000
Kazkommertsbank JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
8.500%	05/11/18		B2	800	688,000
Regions Bank,
Sub. Notes
7.500%	05/15/18		Ba3	250	295,000
Regions Financial Corp.,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Banks (cont’d.)
5.750%	06/15/15		Ba3	$260	$279,170
Synovus Financial Corp.,
Sr. Unsec’d. Notes
7.875%	02/15/19		B2	225	248,625
Sub. Notes
5.125%	06/15/17		B3	425	414,375
UnionBanCal Corp.,
Sr. Unsec’d. Notes
3.500%	06/18/22		A3	165	174,509

					18,183,734

Commercial Services — 0.1%
Alliance Data Systems Corp.,
Gtd. Notes, 144A
6.375%	04/01/20		NR	500	540,000
ARAMARK Holdings Corp.,
Sr. Unsec’d. Notes, PIK, 144A
8.625%	05/01/16	(a)	B3	350	358,754
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes
9.625%	03/15/18	(a)	B2	775	860,250
Ceridian Corp.,
Sr. Sec’d. Notes, 144A
8.875%	07/15/19		B1	250	270,000
CoreLogic, Inc.,
Gtd. Notes
7.250%	06/01/21		Ba3	675	730,688
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
6.850%	07/02/37		Baa3	200	215,500
Sr. Unsec’d. Notes, 144A
6.850%	07/02/37		Baa3	320	344,800
FTI Consulting, Inc.,
Gtd. Notes
6.750%	10/01/20		Ba2	650	693,875
Garda World Security Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	03/15/17		B2	125	130,625
iPayment, Inc.,
Gtd. Notes
10.250%	05/15/18		B3	625	545,312
Iron Mountain, Inc.,
Sr. Sub. Notes
5.750%	08/15/24	(a)	B1	300	300,750
Jaguar Holding Co. II/Jaguar Merger Sub, Inc.,
Sr. Unsec’d. Notes, 144A
9.500%	12/01/19	(a)	B3	525	589,312
Lender Processing Services, Inc.,
Gtd. Notes
5.750%	04/15/23		Ba2	550	559,625
Seminole Indian Tribe of Florida,
Notes, 144A
7.750%	10/01/17		Ba1	475	521,312
Service Corp. International,
Sr. Unsec’d. Notes
8.000%	11/15/21		Ba3	350	427,000
ServiceMaster Co.,
Gtd. Notes
8.000%	02/15/20		B3	175	185,500

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Commercial Services (cont’d.)
UR Merger Sub Corp.,
Sec’d. Notes, 144A
5.750%	07/15/18		Ba3	$525	$554,531
Verisk Analytics, Inc.,
Gtd. Notes
5.800%	05/01/21		Ba1	710	797,231
Verisure Holding AB (Sweden),
Sr. Sec’d. Notes, 144A
8.750%	09/01/18		B2	EUR 575	764,765

					9,389,830

Computer Hardware
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.000%	09/15/16	(a)	A2	1,905	1,968,772

Computer Services & Software — 0.1%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes
5.200%	06/01/15		NR	390	419,146
First Data Corp.,
Gtd. Notes
12.625%	01/15/21	(a)	Caa1	1,300	1,347,125
Sr. Sec’d. Notes, 144A
6.750%	11/01/20	(a)	B1	625	621,094
Sr. Sec’d. Notes, 144A
7.375%	06/15/19	(a)	B1	1,900	1,959,375
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16		Baa2	580	609,892
3.500%	10/01/22		Baa2	1,330	1,330,322
iGate Corp.,
Gtd. Notes
9.000%	05/01/16	(a)	B2	1,250	1,371,875
JDA Software Group, Inc.,
Gtd. Notes
8.000%	12/15/14		B1	325	341,250
Seagate HDD Cayman (Cayman Islands),
Sr. Unsec’d. Notes
6.875%	05/01/20		Ba1	275	295,969
Seagate Technology HDD Holdings (Cayman Islands),
Gtd. Notes
6.800%	10/01/16		Ba1	25	27,688

					8,323,736

Conglomerates — 0.1%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21	(a)	Baa1	2,815	3,220,554
9.250%	08/06/19		Baa1	1,690	2,399,650

					5,620,204

Construction
Aeropuertos Argentina 2000 SA (Argentina),
Sr. Sec’d. Notes, 144A
10.750%	12/01/20		B2	140	137,408
BAA Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, 144A
4.875%	07/15/23	(g)	A-(d)	1,095	1,160,564

					1,297,972

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Consumer Products & Services
Central Garden & Pet Co.,
Gtd. Notes
8.250%	03/01/18		B2	$250	$265,000
Controladora Mabe SA de CV (Mexico),
Gtd. Notes
7.875%	10/28/19		BB+(d)	200	227,000
Gtd. Notes, 144A
7.875%	10/28/19		BB+(d)	1,050	1,191,750
Prestige Brands, Inc.,
Gtd. Notes
8.125%	02/01/20		B3	200	223,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC,
Sr. Sec’d. Notes
7.125%	04/15/19		Ba3	100	105,500
Scotts Miracle-Gro Co. (The),
Gtd. Notes
7.250%	01/15/18		B1	75	80,438
Sealy Mattress Co.,
Sr. Sec’d. Notes, 144A
10.875%	04/15/16		Ba3	616	672,980

					2,765,668

Containers & Packaging — 0.1%
AEP Industries, Inc.,
Sr. Unsec’d. Notes
8.250%	04/15/19		B2	225	238,500
Ardagh Packaging Finance PLC (Ireland),
Sr. Sec’d. Notes, 144A
9.250%	10/15/20		B3	EUR 350	462,136
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (Ireland),
Sr. Sec’d. Notes, 144A
7.375%	10/15/17		Ba3	200	214,250
Ball Corp.,
Gtd. Notes
7.125%	09/01/16		Ba1	125	135,312
7.375%	09/01/19		Ba1	75	83,625
Beverage Packaging Holdings Luxembourg II SA (Luxembourg),
Gtd. Notes, 144A
8.000%	12/15/16		Caa1	EUR 925	1,175,298
BWAY Holding Co.,
Gtd. Notes
10.000%	06/15/18		B3	475	534,375
Graphic Packaging International, Inc.,
Gtd. Notes
7.875%	10/01/18		B2	200	221,500
9.500%	06/15/17		B2	100	109,500
Greif, Inc.,
Sr. Unsec’d. Notes
7.750%	08/01/19		Ba2	25	28,875
Owens-Brockway Glass Container, Inc.,
Gtd. Notes
7.375%	05/15/16		Ba3	100	114,750
Plastipak Holdings, Inc.,
Sr. Notes, 144A
10.625%	08/15/19		B3	175	200,375
Rock-Tenn Co.,
Gtd. Notes, 144A
3.500%	03/01/20		Ba1	265	270,066
4.000%	03/01/23	(g)	Ba1	1,400	1,422,623

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Containers & Packaging (cont’d.)
Unsec’d. Notes, 144A
4.450%	03/01/19	(a)	Ba1	$110	$116,029
4.900%	03/01/22		Ba1	70	75,829
Sealed Air Corp.,
Sr. Unsec’d. Notes
7.875%	06/15/17		B1	25	26,750
Tekni-Plex, Inc.,
Sr. Sec’d. Notes, 144A
9.750%	06/01/19		Caa1	400	428,000

					5,857,793

Distribution/Wholesale
HD Supply, Inc.,
Sec’d. Notes, 144A
11.000%	04/15/20	(a)	Caa1	375	416,250
Sr. Sec’d. Notes, 144A
8.125%	04/15/19		B2	900	976,500
Minerva Overseas II Ltd. (Cayman Islands),
Gtd. Notes, 144A
10.875%	11/15/19		B2	485	535,925

					1,928,675

Diversified Financial Services — 0.3%
AerCap Aviation Solutions BV (Netherlands),
Gtd. Notes, 144A
6.375%	05/30/17		BB+(d)	450	472,500
Air Lease Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/16	(a)	NR	400	400,000
5.625%	04/01/17		NR	700	714,000
Aircastle Ltd. (Bermuda),
Sr. Unsec’d. Notes
6.750%	04/15/17		B1	75	80,812
7.625%	04/15/20		Ba3	700	775,250
9.750%	08/01/18		Ba3	525	598,500
Boeing Capital Corp.,
Sr. Unsec’d. Notes
4.700%	10/27/19		A2	430	510,293
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp.,
Gtd. Notes, 144A
8.375%	02/15/18		Caa1	350	364,000
CNH Capital LLC,
Gtd. Notes, 144A
6.250%	11/01/16		Ba2	575	624,594
Discover Financial Services,
Sr. Unsec’d. Notes
10.250%	07/15/19		Ba1	400	519,307
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14	(g)	Baa1	430	435,559
5.250%	10/01/20	(g)	Baa1	550	625,362
Sr. Notes, 144A
4.500%	08/16/21	(g)	Baa1	320	349,643
Fiat Industrial Finance Europe SA (Luxembourg),
Gtd. Notes, MTN
6.250%	03/09/18		Ba2	EUR 575	783,001
General Motors Financial Co., Inc.,
Gtd. Notes
6.750%	06/01/18		Ba3	425	472,970

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Diversified Financial Services (cont’d.)
Gtd. Notes, 144A
4.750%	08/15/17		Ba3	$700	$717,717
GTP Acquisition Partners I LLC,
Sr. Sec’d. Notes, 144A
4.347%	06/15/41	(g)	A2	500	527,534
7.628%	06/15/16		Ba3	375	381,562
Howes Capital Ltd. (British Virgin Islands),
Gtd. Notes
4.750%	04/10/17			500	528,505
Icahn Enterprises LP/Icahn Enterprises Finance Corp.,
Gtd. Notes
8.000%	01/15/18	(a)	Ba3	950	1,018,875
Gtd. Notes, 144A
8.000%	01/15/18		Ba3	250	268,125
International Lease Finance Corp.,
Sr. Sec’d. Notes, 144A
7.125%	09/01/18	(a)	Ba3	400	466,000
Sr. Unsec’d. Notes
4.875%	04/01/15		Ba3	375	389,780
5.750%	05/15/16	(a)	B1	575	609,639
8.250%	12/15/20		B1	500	595,000
8.625%	01/15/22	(a)	B1	350	422,625
8.875%	09/01/17		B1	475	560,500
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13		B1	1,100	1,149,500
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15		Baa2	2,300	2,314,375
5.875%	06/08/14		Baa2	636	677,340
8.500%	07/15/19		Baa2	305	349,988
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.625%	03/15/20		Ba1	1,425	1,517,625
5.875%	03/15/22		Ba1	525	561,750
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.,
Sr. Sec’d. Notes, 144A
9.500%	06/15/19		B3	325	345,312
Swire Properties MTN Financing Ltd. (Hong Kong),
Gtd. Notes, MTN
4.375%	06/18/22		A2	500	540,548

					21,668,091

Diversified Operations
Amsted Industries, Inc.,
Sr. Notes, 144A
8.125%	03/15/18		B1	125	135,000

Electric — 0.5%
AES Andres Dominicana Ltd./Itabo Dominicana Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
9.500%	11/12/20		B(d)	200	216,000
Calpine Corp.,
Sr. Sec’d. Notes, 144A
7.500%	02/15/21		B1	625	675,000
7.875%	07/31/20		B1	100	109,250
Centrais Eletricas Brasileiras SA (Brazil),
Sr. Unsec’d. Notes, 144A
5.750%	10/27/21		Baa2	1,495	1,663,188
Centrais Eletricas do Para SA (Brazil),
Sr. Unsec’d. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
10.500%	06/03/16	(g)	Ca	$550	$137,500
CMS Energy Corp.,
Sr. Unsec’d. Notes
5.050%	03/15/22		Ba1	240	264,348
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes, 144A
5.750%	02/14/42		Baa1	3,800	4,227,500
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	(a)	Baa3	2,555	3,003,088
Dolphin Subsidiary II, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	10/15/21		Ba1	875	997,500
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/22		Baa2	1,150	1,157,280
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17		Baa2	1,085	1,088,346
EDP Finance BV (Netherlands),
Sr. Unsec’d. Notes, 144A
5.375%	11/02/12	(g)	Baa3	790	791,919
Empresa de Energia de Bogota SA (Colombia),
Sr. Unsec’d. Notes, 144A
6.125%	11/10/21		Baa3	700	770,000
FirstEnergy Solutions Corp.,
Gtd. Notes
4.800%	02/15/15		Baa3	2,570	2,762,814
GenOn Energy, Inc.,
Sr. Unsec’d. Notes
7.875%	06/15/17	(a)	B3	400	426,000
9.500%	10/15/18		B3	1,225	1,390,375
Iberdrola Finance Ireland Ltd. (Ireland),
Gtd. Notes, 144A
3.800%	09/11/14	(a)(g)	A3	1,555	1,583,006
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes
9.375%	01/28/20		Baa2	1,400	1,676,500
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes, 144A
3.125%	09/16/15	(g)	A1	860	899,196
Majapahit Holding BV (Netherlands),
Gtd. Notes
7.750%	01/20/20		Ba1	1,320	1,659,900
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
5.900%	11/15/39	(g)	A3	750	977,644
NiSource Finance Corp.,
Gtd. Notes
5.250%	02/15/43	(a)	Baa3	2,010	2,243,106
5.950%	06/15/41		Baa3	540	650,013
6.250%	12/15/40		Baa3	820	1,022,488
NRG Energy, Inc.,
Gtd. Notes, 144A
6.625%	03/15/23		B1	525	536,812
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20	(a)	Ba2	705	814,668

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Electric (cont’d.)
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
4.550%	12/01/41		Baa1	$640	$623,222
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
5.500%	11/22/21		Ba1	900	1,006,875
Petrohawk Energy Corp.,
Gtd. Notes
7.250%	08/15/18		Baa3	545	619,165
PPL WEM Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.900%	05/01/16	(g)	Baa3	1,020	1,073,503
Public Service Co. of Oklahoma,
Sr. Unsec’d. Notes
5.150%	12/01/19		Baa1	430	500,080

					35,566,286

Electronic Components & Equipment — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22		Baa2	625	630,902
Anixter, Inc.,
Gtd. Notes
5.625%	05/01/19		Ba3	750	783,750
Energizer Holdings, Inc.,
Gtd. Notes
4.700%	05/24/22		Baa3	3,025	3,208,551
General Cable Corp.,
Gtd. Notes, 144A
5.750%	10/01/22		B1	275	279,125
MEMC Electronic Materials, Inc.,
Gtd. Notes
7.750%	04/01/19		B1	600	492,000
Techem GmbH (Germany),
Gtd. Notes, 144A
6.125%	10/01/19		Ba3	EUR 100	132,039

					5,526,367

Energy – Alternate Sources
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
7.390%	12/02/24		Ba3	900	1,246,500

Engineering & Construction — 0.1%
Aguila 3 SA (Luxembourg),
Sr. Sec’d. Notes, 144A
7.875%	01/31/18		B2	CHF 625	704,413
7.875%	01/31/18		B2	450	472,500
Odebrecht Finance Ltd. (Cayman Islands),
Gtd. Notes, 144A
5.125%	06/26/22	(a)(g)	Baa3	1,250	1,331,250
7.125%	06/26/42		Baa3	830	922,545

					3,430,708

Entertainment & Leisure — 0.2%
AMC Entertainment, Inc.,
Gtd. Notes
8.750%	06/01/19		B1	725	799,312
Ameristar Casinos, Inc.,
Gtd. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Entertainment & Leisure (cont’d.)
7.500%	04/15/21	(a)	B3	$100	$107,500
Gtd. Notes, 144A
7.500%	04/15/21		B3	535	575,125
Boyd Gaming Corp.,
Gtd. Notes
9.125%	12/01/18	(a)	B3	275	288,750
Gtd. Notes, 144A
9.000%	07/01/20	(a)	B3	350	357,000
Caesars Entertainment Operating Co., Inc.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/20	(a)	B2	1,275	1,275,000
CCM Merger, Inc.,
Gtd. Notes, 144A
9.125%	05/01/19	(a)	Caa2	975	987,188
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp.,
Gtd. Notes
9.125%	08/01/18		B2	175	198,844
Cinemark USA, Inc.,
Gtd. Notes
7.375%	06/15/21		B3	300	333,750
8.625%	06/15/19	(a)	B2	1,375	1,526,250
Easton-Bell Sports, Inc.,
Sr. Sec’d. Notes
9.750%	12/01/16		B2	400	432,500
Graton Economic Development Authority,
Sr. Sec’d. Notes, 144A
9.625%	09/01/19		B3	450	468,000
Great Canadian Gaming Corp. (Canada),
Gtd. Notes, 144A
6.625%	07/25/22		B1	CAD 275	288,819
National CineMedia LLC,
Sr. Sec’d. Notes, 144A
6.000%	04/15/22	(a)	Ba2	325	342,875
NCL Corp. Ltd. (Bermuda),
Sr. Unsec’d. Notes
9.500%	11/15/18		Caa1	150	166,125
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp.,
Sr. Sec’d. Notes, 144A
8.875%	04/15/17		B2	775	819,562
Pinnacle Entertainment, Inc.,
Gtd. Notes
7.750%	04/01/22	(a)	B3	525	572,250
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19		B2	300	333,000
Regal Entertainment Group,
Gtd. Notes
9.125%	08/15/18	(a)	B3	425	474,938
Seneca Gaming Corp.,
Gtd. Notes, 144A
8.250%	12/01/18		B2	700	735,000
Speedway Motorsports, Inc.,
Gtd. Notes
8.750%	06/01/16		Ba2	900	973,125
Station Casinos LLC,
Gtd. Notes, 144A
3.660%	06/18/18		Caa2	850	733,125

					12,788,038

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Environmental Control — 0.1%
Clean Harbors, Inc.,
Gtd. Notes, 144A
5.250%	08/01/20		Ba3	$225	$231,750
Darling International, Inc.,
Gtd. Notes
8.500%	12/15/18		Ba3	75	85,406
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	(a)	Baa3	2,615	2,748,898
5.700%	05/15/41	(a)	Baa3	1,545	1,837,124
Waste Management, Inc.,
Gtd. Notes
2.900%	09/15/22		Baa3	2,010	2,007,041
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22	(g)	A2	1,330	1,322,181

					8,232,400

Farming & Agriculture — 0.1%
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.200%	06/15/17		Baa2	1,600	1,677,467
Bunge NA Finance LP,
Gtd. Notes
5.900%	04/01/17		Baa2	560	638,370
MHP SA (Luxembourg),
Gtd. Notes
10.250%	04/29/15		B3	1,060	1,075,900

					3,391,737

Financial – Bank & Trust — 0.8%
Akbank TAS (Turkey),
Sr. Unsec’d. Notes
5.125%	07/22/15		Baa2	100	103,375
6.500%	03/09/18		Baa2	500	554,375
Sr. Unsec’d. Notes, 144A
6.500%	03/09/18		Baa2	150	166,312
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.125%	05/16/16		Baa1	1,000	1,054,000
Banco Bradesco SA/Cayman Islands (Brazil),
Sr. Unsec’d. Notes, 144A
4.500%	01/12/17		Baa1	200	213,000
Banco de Galicia y Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
8.750%	05/04/18		B2	500	430,000
Banco do Estado do Rio Grande do Sul (Brazil),
Sub. Notes, 144A
7.375%	02/02/22		Ba1	320	357,173
Banco do Estado do Rio Grande do Sul SA (Brazil),
Sub. Notes
7.375%	02/02/22		Ba1	200	224,068
Banco Santander (Chile),
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22	(g)	Aa3	1,550	1,554,820
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17	(a)	Baa2	3,955	4,256,126
6.500%	08/01/16	(a)	Baa1	3,195	3,695,049

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
Sr. Unsec’d. Notes, MTN
5.650%	05/01/18	(a)	Baa1	$3,700	$4,218,651
Sub. Notes
5.750%	08/15/16		Baa2	165	181,240
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes
5.200%	07/10/14		Aa3	935	998,052
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.125%	07/15/14		Baa1	585	596,914
2.150%	03/23/15		Baa1	1,535	1,573,897
7.375%	05/23/14		Baa1	270	297,158
Cosan Finance Ltd. (Cayman Islands),
Gtd. Notes
7.000%	02/01/17		Ba2	100	114,750
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.500%	03/15/22		Baa1	735	783,567
3.625%	01/25/16		Baa1	1,065	1,148,867
Sub. Notes
8.250%	03/01/38		Baa2	215	311,408
GTB Finance B.V. (Netherlands),
Gtd. Notes, 144A
7.500%	05/19/16		B+(d)	400	439,000
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
5.100%	04/05/21		Aa2	2,680	3,096,038
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15		Baa1	345	372,118
5.100%	03/24/21	(a)	Baa1	900	1,052,465
Nordea Bank AB (Sweden),
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17	(a)(g)	Aa3	3,910	4,089,078
Sub. Notes, 144A
4.875%	05/13/21	(g)	Aa3	3,065	3,218,986
PNC Funding Corp.,
Bank Gtd. Notes
3.300%	03/08/22	(a)	A3	2,705	2,899,081
3.625%	02/08/15		A3	1,280	1,359,959
Promsvyazbank OJSC Via PSB Finance SA (Luxembourg),
Sr. Notes, 144A
6.200%	04/25/14		Ba2	800	806,020
Provident Funding Associates LP/PFG Finance Corp.,
Sr. Notes, 144A
10.125%	02/15/19		B2	200	206,000
Sr. Sec’d. Notes, 144A
10.250%	04/15/17		Ba3	175	188,125
Royal Bank of Scotland PLC (The) (United Kingdom),
Gtd. Notes
3.400%	08/23/13		A2	1,735	1,768,151
Sr. Unsec’d. Notes
2.550%	09/18/15	(a)	Baa1	1,210	1,224,559
Standard Bank PLC (United Kingdom),
Sub. Notes, MTN
8.125%	12/02/19		Baa3	760	853,100
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/16		Baa1	1,540	1,645,282

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
Turkiye Garanti Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	04/20/21		Baa2	$600	$650,280
Turkiye Halk Bankasi A/S (Turkey),
Sr. Unsec’d. Notes, 144A
4.875%	07/19/17		Baa2	685	699,590
U.S. Bancorp,
Jr. Sub. Notes
3.442%	02/01/16	(a)	A2	1,530	1,606,555
Sub. Notes, MTN
2.950%	07/15/22		A1	895	903,515
VTB Bank OJSC Via VTB Capital SA (Luxembourg),
Bank Gtd. Notes
6.551%	10/13/20		Baa1	200	211,260
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22	(a)	A2	3,495	3,727,267

					53,849,231

Financial Services — 1.3%
AK Transneft OJSC Via TransCapitalInvest Ltd. (Ireland),
Gtd. Notes
8.700%	08/07/18		Baa1	500	650,000
Alfa Bank OJSC Via Alfa Bond Issuance PLC (Ireland),
Sr. Unsec’d. Notes, 144A
7.875%	09/25/17		Ba1	400	431,100
Sub. Notes, 144A
7.500%	09/26/19		Ba2	835	844,060
Ally Financial, Inc.,
Gtd. Notes
4.625%	06/26/15	(a)	B1	825	846,035
5.500%	02/15/17		B1	925	966,887
6.250%	12/01/17	(a)	B1	1,025	1,108,625
7.500%	09/15/20	(a)	B1	450	516,375
8.000%	03/15/20		B1	200	234,000
8.000%	11/01/31		B1	425	495,550
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19		A3	730	936,188
Bumble Bee Acquisition Corp.,
Sr. Sec’d. Notes, 144A
9.000%	12/15/17		B2	500	523,125
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.587%	12/15/15		A3	2,550	2,766,819
5.375%	08/09/20		A3	285	329,494
6.125%	05/15/18		A3	2,335	2,764,213
Conti-Gummi Finance BV (Netherlands),
Sr. Sec’d. Notes, 144A
8.500%	07/15/15		Ba3	EUR 125	175,088
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
6.113%	01/15/40	(g)	A2	3,409	4,105,745
DTEK Finance BV (Netherlands),
Sr. Unsec’d. Notes
9.500%	04/28/15		B2	685	685,000
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
7.875%	12/01/15		B2	25	25,469

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.250%	09/20/22		Baa3	$770	$789,064
5.000%	05/15/18		Ba1	2,075	2,265,325
5.750%	02/01/21		Ba1	7,175	8,036,495
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	(a)	Aa2	2,945	3,509,442
Sub. Notes
5.300%	02/11/21		Aa3	11,060	12,692,091
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	02/07/16	(a)	A1	5,300	5,590,917
7.500%	02/15/19	(a)	A1	2,570	3,187,291
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.000%	08/15/17	(a)	A2	1,925	1,938,471
4.500%	01/24/22	(a)	A2	6,585	7,304,411
Merrill Lynch & Co., Inc.,
Sr. Unsec’d. Notes, MTN
6.875%	04/25/18		Baa1	510	611,038
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15	(a)	A2	3,480	3,566,144
3.800%	04/29/16		A2	2,000	2,066,680
Sr. Unsec’d. Notes, MTN
6.000%	04/28/15	(a)	A2	3,255	3,527,603
MU Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.375%	02/01/17		NR	222	241,243
Nuveen Investments, Inc.,
Sr. Unsec’d. Notes
5.500%	09/15/15		Caa2	275	262,625
Sr. Unsec’d. Notes, 144A
9.125%	10/15/17		Caa2	1,050	1,042,125
9.500%	10/15/20		Caa2	350	348,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
Gtd. Notes
8.250%	09/01/17		B3	700	758,625
9.250%	04/01/15		B3	302	308,795
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/16		Baa2	310	328,684
RCI Banque SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	04/12/16	(g)	Baa2	1,210	1,235,894
Reliance Intermediate Holdings LP (Canada),
Sr. Sec’d. Notes, 144A
9.500%	12/15/19		Ba2	125	143,125
Russian Agricultural Bank OJSC Via RSHB Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.299%	05/15/17		Baa1	1,150	1,264,667
SLM Corp.,
Notes, MTN
4.625%	09/25/17		Ba1	700	710,081
Sr. Notes, MTN
6.250%	01/25/16	(a)	Ba1	1,390	1,508,150
Sr. Unsec’d. Notes, MTN
5.050%	11/14/14	(a)	Ba1	125	131,939

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
5.375%	05/15/14		Ba1	$575	$605,631
8.450%	06/15/18		Ba1	1,450	1,698,265
Unsec’d. Notes, MTN
6.000%	01/25/17	(a)	Ba1	4,825	5,253,219
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes
5.125%	03/01/17		Aa1	345	402,520
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20		Baa3	2,530	2,948,153
TNK-BP Finance SA (Luxembourg),
Gtd. Notes, 144A
7.250%	02/02/20		Baa2	359	434,480
Vnesheconombank Via VEB Finance Ltd. (Ireland),
Sr. Unsec’d. Notes, 144A
6.902%	07/09/20		BBB(d)	800	944,152
Yasar Holdings SA Via Willow No 2 (Luxembourg),
Sec’d. Notes
9.625%	10/07/15		B2	550	549,313

					94,608,681

Food — 0.2%
Avangardco Investments Public Ltd. (Cyprus),
Sr. Unsec’d. Notes
10.000%	10/29/15		NR	400	336,000
BFF International Ltd. (Brazil),
Gtd. Notes, 144A
7.250%	01/28/20		Ba1	360	431,208
CFG Investment Sac (Peru),
Gtd. Notes, 144A
9.750%	07/30/19		B1	1,000	790,000
Corp. Azucarera del Peru SA (Peru),
Gtd. Notes, 144A
6.375%	08/02/22		BB+(d)	280	295,400
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19	(a)	B3	915	941,306
Delhaize Group SA (Belgium),
Gtd. Notes
6.500%	06/15/17		Baa3	1,030	1,149,913
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	06/06/22	(a)(g)	Baa2	2,130	2,250,539
5.000%	06/04/42	(a)(g)	Baa2	490	546,633
Kroger Co. (The),
Sr. Unsec’d. Notes
5.000%	04/15/42	(a)	Baa2	1,570	1,647,761
Land O’lakes Capital Trust I,
Ltd. Gtd. Notes, 144A
7.450%	03/15/28	(g)	Ba2	250	243,750
Michael Foods, Inc.,
Gtd. Notes
9.750%	07/15/18		Caa1	300	334,500
Minerva Luxembourg SA (Luxembourg),
Gtd. Notes, 144A
12.250%	02/10/22		B2	1,200	1,384,440
Sigma Alimentos SA de CV (Mexico),
Gtd. Notes, 144A
5.625%	04/14/18		BBB-(d)	600	663,900

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Food (cont’d.)
Tingyi Cayman Islands Holding Corp. (Cayman Islands),
Sr. Unsec’d. Notes
3.875%	06/20/17		Baa1	$400	$419,090
TreeHouse Foods, Inc.,
Gtd. Notes
7.750%	03/01/18		Ba2	125	136,562
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	(a)	Baa3	1,240	1,298,900
US Foodservice,
Sr. Unsec’d. Notes, 144A
8.500%	06/30/19		Caa2	325	338,812
Virgolino de Oliveira Finance Ltd. (Luxembourg),
Gtd. Notes
11.750%	02/09/22		B3	500	495,000

					13,703,714

Healthcare Services — 0.2%
AMERIGROUP Corp.,
Sr. Unsec’d. Notes
7.500%	11/15/19		Ba3	425	496,453
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.,
Gtd. Notes
7.750%	02/15/19		B1	150	159,000
Bausch & Lomb, Inc.,
Sr. Unsec’d. Notes
9.875%	11/01/15		Caa1	725	745,844
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17		B3	575	613,094
Centene Corp.,
Sr. Unsec’d. Notes
5.750%	06/01/17		Ba2	25	26,750
CHS/Community Health Systems, Inc.,
Gtd. Notes
7.125%	07/15/20	(a)	B3	575	613,453
8.000%	11/15/19	(a)	B3	400	439,000
Sr. Sec’d. Notes
5.125%	08/15/18	(a)	Ba3	575	596,562
Fresenius Medical Care US Finance, Inc.,
Gtd. Notes
6.875%	07/15/17		Ba2	25	28,750
Fresenius Medical Care US Finance II, Inc.,
Gtd. Notes, 144A
5.625%	07/31/19	(a)	Ba2	500	532,500
5.875%	01/31/22		Ba2	275	294,250
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22	(a)	B3	1,625	1,840,312
Health Management Associates, Inc.,
Sr. Sec’d. Notes
6.125%	04/15/16		BB-(d)	325	354,250
Sr. Unsec’d. Notes, 144A
7.375%	01/15/20		B3	25	27,125
IASIS Healthcare LLC/IASIS Capital Corp.,
Gtd. Notes
8.375%	05/15/19	(a)	Caa1	600	573,000
Kaiser Foundation Hospitals,
Sr. Unsec’d. Notes

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Healthcare Services (cont’d.)
3.500%	04/01/22		A+(d)	$1,120	$1,186,213
Kindred Healthcare, Inc.,
Gtd. Notes
8.250%	06/01/19	(a)	B3	375	364,688
LifePoint Hospitals, Inc.,
Gtd. Notes
6.625%	10/01/20		Ba1	575	623,875
Multiplan, Inc.,
Gtd. Notes, 144A
9.875%	09/01/18	(a)	Caa1	325	359,125
Radiation Therapy Services, Inc.,
Gtd. Notes
9.875%	04/15/17		B3	75	54,562
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18	(a)	B1	600	661,500
8.875%	07/01/19		B1	50	56,500
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
4.625%	11/15/41		A3	715	772,048
4.700%	02/15/21		A3	340	396,509
Universal Health Services, Inc.,
Gtd. Notes
7.000%	10/01/18		B1	400	433,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.,
Gtd. Notes
7.750%	02/01/19		B3	325	345,719
8.000%	02/01/18	(a)	B3	225	240,188
Vanguard Health Systems, Inc.,
Sr. Unsec’d. Notes
10.860%(s)	02/01/16	(g)	Caa1	15	10,500
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	(a)	Baa2	1,395	1,410,946

					14,256,216

Holding Companies – Diversified — 0.1%
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	10/01/17		Ba3	375	382,500
Metalloinvest Finance Ltd. (Ireland),
Gtd. Notes, 144A
6.500%	07/21/16		Ba3	1,000	1,017,500
Polish Television Holding BV (Netherlands),
Sec’d. Notes, 144A
11.000%	05/15/17		B-(d)	EUR 325	434,347
Susser Holdings LLC/Susser Finance Corp.,
Gtd. Notes
8.500%	05/15/16		B2	575	618,844
Votorantim Cimentos SA (Brazil),
Gtd. Notes, 144A
7.250%	04/05/41		Baa3	1,760	1,896,400
WaveDivision Escrow LLC/WaveDivision Escrow Corp.,
Sr. Unsec’d. Notes, 144A
8.125%	09/01/20		Caa1	150	154,125

					4,503,716

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Home Builders
DR Horton, Inc.,
Gtd. Notes
4.750%	05/15/17	(a)	Ba2	$600	$639,000
KB Home,
Gtd. Notes
8.000%	03/15/20	(a)	B2	425	470,688
Meritage Homes Corp.,
Gtd. Notes
7.000%	04/01/22		B1	200	214,000
NVR, Inc.,
Sr. Unsec’d. Notes
3.950%	09/15/22		Baa2	890	912,604
Standard Pacific Corp.,
Gtd. Notes
8.375%	05/15/18		B3	400	461,500
10.750%	09/15/16		B3	50	61,125

					2,758,917

Hotels & Motels — 0.1%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22		Baa3	225	245,250
Gaylord Entertainment Co.,
Gtd. Notes
6.750%	11/15/14		Caa2	75	74,906
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16		Baa2	2,515	2,675,394
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19		Baa2	1,865	1,912,904
MGM Resorts International,
Gtd. Notes, 144A
6.750%	10/01/20	(a)	B3	1,875	1,875,000
Sheraton Holding Corp.,
Gtd. Notes
7.375%	11/15/15		Ba1	125	145,372
Starwood Hotels & Resorts Worldwide, Inc.,
Sr. Unsec’d. Notes
7.150%	12/01/19		Ba1	200	244,497
7.875%	10/15/14		Ba1	100	113,129

					7,286,452

Insurance — 0.4%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/22		Baa1	3,970	4,474,019
6.400%	12/15/20		Baa1	305	371,518
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18		Baa1	1,635	1,896,490
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/21		Aa2	2,275	2,591,769
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.400%	01/31/22		B1	270	288,540
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20		Baa3	1,810	2,113,184

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Insurance (cont’d.)
CNO Financial Group, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	10/01/20		Ba3	$425	$434,562
Hub International Ltd.,
Gtd. Notes, 144A
8.125%	10/15/18		Caa2	675	683,438
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21		Baa2	265	287,801
MetLife, Inc.,
Sr. Unsec’d. Notes
3.048%	12/15/22		A3	3,285	3,326,519
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	(a)	A3	1,135	1,147,777
6.050%	10/15/36		A3	120	145,820
7.875%	05/15/14		A3	315	350,234
8.875%	05/15/19		A3	620	826,663
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18		Baa3	730	833,440
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.625%	03/15/17		Baa1	870	981,388
6.450%	11/15/19		Baa1	1,734	2,013,751
Sun Life Financial Global Funding III LP,
Gtd. Notes, 144A
0.710%(c)	10/06/13	(g)	A1	190	188,651
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20		Baa3	240	268,287
5.750%	08/15/42		Baa2	790	831,221
UnumProvident Finance Co. PLC (United Kingdom),
Gtd. Notes, 144A
6.850%	11/15/15	(g)	Baa3	490	545,587

					24,600,659

Internet Services
Earthlink, Inc.,
Gtd. Notes
8.875%	05/15/19		B2	225	224,438
Equinix, Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/21		Ba2	500	560,000
8.125%	03/01/18		Ba2	400	444,000
NetFlix, Inc.,
Gtd. Notes
8.500%	11/15/17		Ba2	200	213,000
Tencent Holdings Ltd. (Cayman Islands),
Sr. Unsec’d. Notes
4.625%	12/12/16		Baa1	200	213,012
Sr. Unsec’d. Notes, 144A
4.625%	12/12/16		Baa1	200	213,012
Zayo Group LLC/Zayo Capital, Inc.,
Sr. Sec’d. Notes
8.125%	01/01/20		B1	250	273,125

					2,140,587

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Machinery & Equipment
AGCO Corp.,
Sr. Unsec’d. Notes
5.875%	12/01/21		Ba1	$525	$575,368
Altra Holdings, Inc.,
Sec’d. Notes
8.125%	12/01/16		B1	82	87,842
Case New Holland, Inc.,
Gtd. Notes
7.875%	12/01/17	(a)	Ba2	225	263,812
Columbus Mckinnon Corp.,
Gtd. Notes
7.875%	02/01/19		B1	125	133,125
Manitowoc Co., Inc. (The),
Gtd. Notes
8.500%	11/01/20		B3	125	139,844
Mcron Finance Sub LLC/Mcron Finance Corp.,
Sr. Sec’d. Notes, 144A
8.375%	05/15/19		B1	350	360,500
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19		Baa2	505	612,462

					2,172,953

Machinery–Construction & Mining
Terex Corp.,
Gtd. Notes
6.500%	04/01/20	(a)	B2	800	832,000
Sr. Sub. Notes
8.000%	11/15/17	(a)	Caa1	625	646,875

					1,478,875

Manufacturing
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19		B1	525	576,188
RBS Global, Inc./Rexnord LLC,
Gtd. Notes
8.500%	05/01/18	(a)	Caa1	625	689,062
SPX Corp.,
Gtd. Notes
6.875%	09/01/17	(a)	Ba2	225	251,438

					1,516,688

Media — 0.6%
Block Communications, Inc.,
Sr. Unsec’d. Notes, 144A
7.250%	02/01/20		Caa1	300	318,750
Bresnan Broadband Holdings LLC,
Gtd. Notes, 144A
8.000%	12/15/18		B3	275	300,438
British Sky Broadcasting Group PLC (United Kingdom),
Gtd. Notes, 144A
6.100%	02/15/18	(g)	Baa1	380	455,429
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes
6.625%	01/31/22	(a)	B1	1,425	1,556,812
7.250%	10/30/17		B1	425	463,250
7.375%	06/01/20	(a)	B1	175	195,344
7.875%	04/30/18	(a)	B1	1,500	1,623,750

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
Central European Media Enterprises Ltd. (Bermuda),
Sec’d. Notes, 144A
11.625%	09/15/16		CCC+(d)	EUR 325	$434,347
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A
8.625%	11/15/17		B3	1,000	1,067,500
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22	(a)	Baa1	2,285	2,370,523
6.950%	08/15/37	(a)	Baa1	3,499	4,763,399
CSC Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.750%	11/15/21	(a)	Ba3	200	220,500
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17		Baa2	5,040	5,174,840
DISH DBS Corp.,
Gtd. Notes
6.750%	06/01/21	(a)	Ba2	300	327,000
7.125%	02/01/16		Ba2	175	193,375
7.875%	09/01/19	(a)	Ba2	1,100	1,278,750
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18		Baa2	980	1,242,047
LIN Television Corp.,
Gtd. Notes
8.375%	04/15/18	(a)	Caa1	800	848,000
Mediacom Broadband LLC/Mediacom Broadband Corp.,
Sr. Notes, 144A
6.375%	04/01/23		B3	325	325,000
Sr. Unsec’d. Notes
8.500%	10/15/15		B3	150	152,370
MPL 2 Acquisition Canco, Inc. (Canada),
Sr. Sec’d. Notes, 144A
9.875%	08/15/18		B3	250	223,750
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
2.875%	01/15/23		Baa2	1,045	1,050,862
5.150%	04/30/20		Baa2	2,860	3,389,340
NET Servicos de Comunicacao SA (Brazil),
Gtd. Notes
7.500%	01/27/20		Ba1	540	627,075
News America, Inc.,
Gtd. Notes
6.150%	03/01/37		Baa1	1,489	1,784,373
6.400%	12/15/35	(a)	Baa1	1,960	2,428,756
Nielsen Finance LLC/Nielsen Finance Co.,
Gtd. Notes
7.750%	10/15/18		B2	450	507,375
11.500%	05/01/16		B2	49	54,758
11.625%	02/01/14		B2	130	146,575
Sr. Notes, 144A
4.500%	10/01/20		B2	625	621,094
Sirius XM Radio, Inc.,
Gtd. Notes, 144A
8.750%	04/01/15	(a)	B2	1,500	1,706,250
Starz LLC/Starz Finance Corp.,
Sr. Notes, 144A
5.000%	09/15/19		Ba2	425	434,562

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Media (cont’d.)
TCM Sub LLC,
Gtd. Notes, 144A
3.550%	01/15/15	(g)	Baa1		$1,590	$1,673,594
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41	(a)	Baa2		2,625	2,970,413
Time Warner, Inc.,
Gtd. Notes
6.500%	11/15/36		Baa2		360	456,794
Truven Health Analytics, Inc.,
Sr. Unsec’d. Notes, 144A
10.625%	06/01/20		Caa1		225	243,000
TVN Finance Corp II AB (Sweden),
Gtd. Notes, 144A
10.750%	11/15/17		B1	EUR	525	723,563
Videotron Ltee (Canada),
Gtd. Notes
5.000%	07/15/22	(a)	Ba2		600	627,000
9.125%	04/15/18		Ba1		75	80,812
Gtd. Notes, 144A
6.875%	07/15/21		Ba1	CAD	475	526,969
Wideopenwest Finance LLC/Wideopenwest Capital Corp.,
Gtd. Notes, 144A
10.250%	07/15/19		Caa1		525	553,875
Ziggo Bond Co. BV (Netherlands),
Sr. Unsec’d. Notes, 144A
8.000%	05/15/18		Ba2	EUR	175	246,810

						44,389,024

Medical Supplies & Equipment — 0.1%
Accellent, Inc.,
Gtd. Notes
10.000%	11/01/17		Caa2		400	338,000
Sr. Sec’d. Notes
8.375%	02/01/17		B1		75	77,062
Biomet, Inc.,
Gtd. Notes
11.625%	10/15/17		Caa1		474	504,810
Gtd. Notes, 144A
6.500%	08/01/20	(a)	B3		1,025	1,062,156
DaVita, Inc.,
Gtd. Notes
6.375%	11/01/18	(a)	B2		225	240,188
6.625%	11/01/20	(a)	B2		1,575	1,683,281
Hologic, Inc.,
Gtd. Notes, 144A
6.250%	08/01/20	(a)	B2		325	344,500
Universal Hospital Services, Inc.,
Sec’d. Notes, 144A
7.625%	08/15/20		B3		300	312,750

						4,562,747

Metals & Mining — 0.4%
Adaro Indonesia PT (Indonesia),
Gtd. Notes
7.625%	10/22/19		Ba1		500	550,000
Gtd. Notes, 144A
7.625%	10/22/19		Ba1		250	275,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
AK Steel Corp.,
Gtd. Notes
7.625%	05/15/20	(a)	B2	$450	$393,750
Algoma Acquisition Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.875%	06/15/15		Caa2	175	139,125
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.950%	01/15/21		Baa3	2,405	2,654,750
ALROSA Finance SA (Luxembourg),
Gtd. Notes, 144A
7.750%	11/03/20		Ba3	500	566,250
ArcelorMittal (Luxembourg),
Sr. Unsec’d. Notes
4.000%	03/01/16	(a)	Baa3	330	325,849
4.750%	02/25/17	(a)	Baa3	445	436,482
Barrick North America Finance LLC,
Gtd. Notes
5.700%	05/30/41	(a)	Baa1	2,035	2,330,252
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
3.250%	11/21/21		A1	1,710	1,813,108
Codelco, Inc. (Chile),
Sr. Unsec’d. Notes, 144A
7.500%	01/15/19	(g)	A1	115	149,114
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes
3.000%	07/17/22		A1	1,500	1,519,950
6.150%	10/24/36		A1	100	128,164
Sr. Unsec’d. Notes, 144A
3.000%	07/17/22		A1	200	201,569
Ferrexpo Finance PLC (United Kingdom),
Gtd. Notes
7.875%	04/07/16		B3	450	425,250
FMG Resources August 2006 Pty Ltd. (Australia),
Gtd. Notes, 144A
7.000%	11/01/15	(a)	B1	875	870,625
Foresight Energy LLC/Foresight Energy Corp.,
Gtd. Notes, 144A
9.625%	08/15/17		Caa1	600	621,000
JMC Steel Group,
Sr. Notes, 144A
8.250%	03/15/18	(a)	B3	675	688,500
Newcrest Finance Pty Ltd. (Australia),
Gtd. Notes, 144A
4.200%	10/01/22	(g)	Baa2	1,380	1,389,304
4.450%	11/15/21	(a)(g)	Baa2	1,835	1,881,264
Novelis, Inc. (Canada),
Gtd. Notes
8.750%	12/15/20	(a)	B2	425	470,688
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.250%	04/15/18		B2	725	748,562
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II,
Gtd. Notes, 144A
8.375%	06/01/20		B2	700	722,750
Ryerson Holding Corp.,
Sr. Sec’d. Notes
15.355%(s)	02/01/15		Caa3	1,475	1,043,563

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Ryerson, Inc.,
Sec’d. Notes, 144A
9.000%	10/15/17		Caa2	$1,125	$1,150,312
Sr. Sec’d. Notes
12.000%	11/01/15		Caa1	325	335,562
Sr. Unsec’d. Notes, 144A
11.250%	10/15/18		Caa3	2,300	2,305,750
Severstal Columbus LLC,
Sr. Sec’d. Notes
10.250%	02/15/18		B3	550	550,000
Severstal JSC via Steel Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.250%	07/26/16		Ba1	200	209,050
Severstal OAO Via Steel Capital SA (Luxembourg),
Sr. Unsec’d. Notes
6.700%	10/25/17		Ba1	500	534,445
Southern Copper Corp.,
Sr. Unsec’d. Notes
7.500%	07/27/35		Baa2	320	394,592
Steel Dynamics, Inc.,
Gtd. Notes, 144A
6.125%	08/15/19	(a)	Ba2	300	312,000
Teck Resources Ltd. (Canada),
Gtd. Notes
2.500%	02/01/18		Baa2	385	386,679
Sr. Unsec’d. Notes
10.750%	05/15/19		Baa2	26	31,333
TMK OAO Via TMK Capital SA (Luxembourg),
Gtd. Notes
7.750%	01/27/18		B1	300	306,000
United States Steel Corp.,
Sr. Unsec’d. Notes
7.500%	03/15/22	(a)	B1	400	395,000
Vale Overseas Ltd. (Cayman Islands),
Gtd. Notes
4.375%	01/11/22	(a)	Baa2	300	315,348
Valmont Industries, Inc.,
Gtd. Notes
6.625%	04/20/20		Baa3	640	761,953
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	(a)	Ba2	425	480,250

					28,813,143

Office Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
8.500%	04/01/19	(a)	Caa1	475	516,562
12.535%	10/12/17		Caa1	1,400	1,494,500
Sr. Sec’d. Notes
8.000%	12/15/18	(a)	B2	1,775	1,961,375
Mead Products LLC/ACCO Brands Corp.,
Gtd. Notes, 144A
6.750%	04/30/20		B1	350	364,875
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	(a)	Baa1	1,755	1,813,361
6.350%	05/15/18		Baa2	2,440	2,864,760
6.750%	02/01/17		Baa2	400	471,788

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Office Equipment (cont’d.)

					$9,487,221

Oil & Gas — 1.6%
Afren PLC (United Kingdom),
Sr. Sec’d. Notes
11.500%	02/01/16		B(d)	200	227,944
Sr. Sec’d. Notes, 144A
10.250%	04/08/19		B(d)	200	227,000
11.500%	02/01/16		B(d)	400	455,887
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	(a)	Ba1	2,590	3,122,551
Antero Resources Finance Corp.,
Gtd. Notes
7.250%	08/01/19		B2	1,325	1,434,312
9.375%	12/01/17		B3	750	828,750
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40		A3	275	329,969
Atwood Oceanics, Inc.,
Sr. Unsec’d. Notes
6.500%	02/01/20		Ba3	450	481,500
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.375%	09/15/22		B1	525	553,875
6.750%	11/01/20		B2	300	319,500
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22	(a)	B1	1,125	1,155,938
7.625%	10/01/19	(a)	B1	700	742,000
Boardwalk Pipelines LP,
Gtd. Notes
5.750%	09/15/19		Baa2	520	571,173
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
5.700%	05/15/17		Baa1	435	517,004
6.250%	03/15/38	(a)	Baa1	1,465	1,921,406
Carrizo Oil & Gas, Inc.,
Gtd. Notes
7.500%	09/15/20		B3	225	229,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc.,
Gtd. Notes, 144A
6.625%	11/15/19	(a)	Ba3	225	216,000
China Resources Gas Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
4.500%	04/05/22		Baa1	500	542,180
Clayton Williams Energy, Inc.,
Gtd. Notes
7.750%	04/01/19		Caa1	675	673,312
CNOOC Finance 2012 Ltd. (British Virgin Islands),
Gtd. Notes, 144A
3.875%	05/02/22		Aa3	200	212,128
Concho Resources, Inc.,
Gtd. Notes
5.500%	04/01/23		B1	625	653,125
7.000%	01/15/21		B3	150	168,000
COSL Finance BVI Ltd. (British Virgin Islands),
Gtd. Notes, 144A
3.250%	09/06/22		A3	200	198,537

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.150%	09/01/14		Baa1	$125	$135,192
5.700%	10/15/39		Baa1	595	783,019
ENN Energy Holdings Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A
6.000%	05/13/21		Baa3	700	785,546
Ensco PLC (United Kingdom),
Sr. Unsec’d. Notes
3.250%	03/15/16		Baa1	1,130	1,205,600
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21		Baa2	2,375	2,497,674
8.125%	06/01/19		Baa2	525	635,558
Exterran Holdings, Inc.,
Gtd. Notes
7.250%	12/01/18		Ba3	1,075	1,131,438
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
3.875%	07/15/22	(g)	Baa2	780	814,733
Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes
7.288%	08/16/37		Baa1	3,025	3,811,500
Gazprom Neft Oao Via GPN Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
4.375%	09/19/22	(g)	Baa3	210	212,332
Gazprom OAO Via Gaz Capital SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
4.950%	05/23/16	(g)	Baa1	1,190	1,259,936
5.999%	01/23/21		Baa1	250	283,798
Hercules Offshore, Inc.,
Sr. Sec’d. Notes, 144A
7.125%	04/01/17		B1	700	728,000
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	(a)	Baa2	1,855	2,250,890
8.125%	02/15/19		Baa2	100	132,311
Hiland Partners LP/Hiland Partners Finance Corp.,
Gtd. Notes, 144A
7.250%	10/01/20		B3	175	182,000
KazMunayGas National Co. (Kazakhstan),
Sr. Unsec’d. Notes
6.375%	04/09/21		Baa3	600	720,366
7.000%	05/05/20		Baa3	1,575	1,933,313
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes
4.000%	10/27/16	(g)	A1	300	324,393
Laredo Petroleum, Inc.,
Gtd. Notes
7.375%	05/01/22		B3	550	594,000
9.500%	02/15/19		Caa2	125	141,562
Lukoil International Finance BV (Netherlands),
Gtd. Notes
7.250%	11/05/19		Baa2	480	579,864
Mega Advance Investments Ltd. (British Virgin Islands),
Gtd. Notes, 144A
5.000%	05/12/21		Baa1	700	780,907
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC,
Gtd. Notes, 144A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
10.750%	10/01/20		Caa1	$475	$495,188
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.000%	06/01/22		Baa3	950	1,008,390
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	(a)	Baa2	4,630	4,976,708
9.250%	01/15/19		Baa2	700	916,104
NAK Naftogaz Ukraine (Ukraine),
Gov’t. Gtd. Notes
9.500%	09/30/14			960	975,648
National Gas Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
6.050%	01/15/36	(g)	Baa1	100	104,000
Newfield Exploration Co.,
Sr. Sub. Notes
6.875%	02/01/20	(a)	Ba2	225	246,938
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41		Baa2	2,675	3,238,197
Noble Holding International Ltd. (Cayman Islands),
Gtd. Notes
5.250%	03/15/42		Baa1	2,495	2,680,875
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20		Baa3	1,070	1,040,656
OGX Austria GmbH (Austria),
Gtd. Notes
8.500%	06/01/18		B1	200	180,000
Gtd. Notes, 144A
8.500%	06/01/18		B1	500	450,000
Pacific Rubiales Energy Corp. (Canada),
Gtd. Notes
7.250%	12/12/21		Ba2	425	493,094
Gtd. Notes, 144A
7.250%	12/12/21		Ba2	200	235,000
Parker Drilling Co.,
Gtd. Notes
9.125%	04/01/18		B1	450	484,875
PDC Energy, Inc.,
Sr. Unsec’d. Notes, 144A
7.750%	10/15/22		B3	700	700,000
Pemex Project Funding Master Trust,
Gtd. Notes
6.625%	06/15/35		Baa1	575	721,625
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes
6.000%	05/03/42		Baa3	500	545,150
Sr. Unsec’d. Notes, 144A
6.000%	05/03/42		Baa3	600	651,000
Petrobras International Finance Co. (Cayman Islands),
Gtd. Notes
5.375%	01/27/21		A3	650	732,401
5.750%	01/20/20		A3	2,030	2,313,790
5.875%	03/01/18		A3	750	854,446
6.875%	01/20/40		A3	200	250,388
7.875%	03/15/19		A3	1,005	1,262,359

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
5.250%	04/12/17		B+(d)	$1,317	$1,040,509
5.375%	04/12/27		B+(d)	380	234,650
8.500%	11/02/17		B+(d)	4,000	3,620,000
12.750%	02/17/22		NR	1,400	1,431,500
Gtd. Notes, 144A
8.500%	11/02/17		B+(d)	525	475,125
Sr. Unsec’d. Notes
5.000%	10/28/15		NR	3,316	2,810,082
5.125%	10/28/16		NR	6,269	4,983,958
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.875%	01/24/22		Baa1	2,960	3,344,800
5.500%	01/21/21		Baa1	100	117,250
5.500%	06/27/44		Baa1	2,330	2,563,000
6.000%	03/05/20		Baa1	900	1,075,500
6.500%	06/02/41	(a)	Baa1	3,950	4,923,675
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad & Tobago),
Sr. Unsec’d. Notes, 144A
9.750%	08/14/19		Baa3	340	436,900
Petroleum Geo-Services ASA (Norway),
Gtd. Notes, 144A
7.375%	12/15/18		Ba2	425	453,688
Phillips 66,
Gtd. Notes, 144A
4.300%	04/01/22	(a)(g)	Baa1	1,315	1,439,736
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22		Baa3	1,275	1,354,402
7.500%	01/15/20		Ba1	150	186,772
Plains Exploration & Production Co.,
Gtd. Notes
6.750%	02/01/22	(a)	B1	175	177,625
Precision Drilling Corp. (Canada),
Gtd. Notes
6.500%	12/15/21		Ba1	100	106,750
6.625%	11/15/20	(a)	Ba2	525	559,125
QEP Resources, Inc.,
Sr. Unsec’d. Notes
5.250%	05/01/23		Ba1	325	332,312
Range Resources Corp.,
Gtd. Notes
5.000%	08/15/22	(a)	Ba3	400	422,000
6.750%	08/01/20	(a)	Ba3	600	660,000
RDS Ultra-Deepwater Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
11.875%	03/15/17		B3	515	574,225
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
4.500%	10/19/20	(g)	Baa2	410	420,207
5.400%	02/14/22		Baa2	1,250	1,331,482
6.250%	10/19/40		Baa2	300	336,803
Rowan Cos., Inc.,
Gtd. Notes
5.000%	09/01/17		Baa3	1,290	1,422,956
Sabine Pass LNG LP,
Sr. Sec’d. Notes
7.500%	11/30/16		B3	625	675,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
SESI LLC,
Gtd. Notes
6.375%	05/01/19		Ba3	$275	$294,250
7.125%	12/15/21		Ba3	975	1,077,375
SM Energy Co.,
Sr. Unsec’d. Notes
6.500%	11/15/21		B1	200	212,000
6.625%	02/15/19		B1	625	659,375
Sr. Unsec’d. Notes, 144A
6.500%	01/01/23		B1	275	288,750
Swift Energy Co.,
Gtd. Notes
7.875%	03/01/22		B3	850	909,500
8.875%	01/15/20	(a)	B3	825	891,000
Talent Yield Investments Ltd. (British Virgin Islands),
Gtd. Notes, 144A
4.500%	04/25/22		Baa1	500	540,872
Talisman Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/01/21		Baa2	2,590	2,701,616
Tesoro Corp.,
Gtd. Notes
4.250%	10/01/17	(a)	Ba1	450	463,500
Transocean, Inc. (Cayman Islands),
Gtd. Notes
2.500%	10/15/17	(a)	Baa3	2,455	2,468,608
5.050%	12/15/16		Baa3	505	564,316
Weatherford International Ltd. (Bermuda),
Gtd. Notes
4.500%	04/15/22	(a)	Baa2	495	517,683
6.750%	09/15/40		Baa2	1,330	1,500,509
9.625%	03/01/19		Baa2	655	852,564
WPX Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	01/15/22	(a)	Ba3	575	618,125

					115,332,430

Paper & Forest Products — 0.2%
Boise Paper Holdings LLC/Boise Co-Issuer Co.,
Gtd. Notes
8.000%	04/01/20		Ba3	375	411,562
Boise Paper Holdings LLC/Boise Finance Co.,
Gtd. Notes
9.000%	11/01/17		Ba3	75	82,500
Cascades, Inc. (Canada),
Gtd. Notes
7.750%	12/15/17		Ba3	750	785,625
7.875%	01/15/20		Ba3	775	811,812
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes
5.000%	01/21/21		Baa2	660	695,735
Clearwater Paper Corp.,
Gtd. Notes
7.125%	11/01/18		Ba3	311	338,212
Exopack Holding Corp.,
Gtd. Notes
10.000%	06/01/18		Caa1	275	264,000
Georgia-Pacific LLC,
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Paper & Forest Products (cont’d.)
8.250%	05/01/16		Baa3	$75	$80,707
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	(a)	Baa3	4,295	4,877,067
Mercer International, Inc.,
Gtd. Notes
9.500%	12/01/17		B3	450	481,500
PH Glatfelter Co.,
Sr. Unsec’d. Notes, 144A
5.375%	10/15/20		Ba1	600	606,000
Sappi Papier Holding GmbH (Austria),
Sr. Sec’d. Notes, 144A
7.750%	07/15/17		Ba2	500	535,000
8.375%	06/15/19	(a)	Ba2	225	240,750
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
8.500%	01/15/25		Ba1	475	625,283

					10,835,753

Pharmaceuticals — 0.2%
Capsugel Financeco SCA (Luxembourg),
Gtd. Notes, 144A
9.875%	08/01/19		Caa1	EUR 1,425	2,050,939
Elan Finance PLC/Elan Finance Corp. (Ireland),
Gtd. Notes, 144A
6.250%	10/15/19		B1	400	403,000
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16		Baa3	540	575,848
6.250%	06/15/14		Baa3	535	582,790
Gtd. Notes, 144A
3.900%	02/15/22	(a)(g)	Baa3	3,895	4,243,412
Sky Growth Acquisition Corp.,
Gtd. Notes, 144A
7.375%	10/15/20		Caa1	275	276,375
Valeant Pharmaceuticals International,
Sr. Notes, 144A
6.375%	10/15/20		B1	150	153,000
VPI Escro Corp.,
Sr. Notes, 144A
6.375%	10/15/20		B1	500	510,000
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22		Baa3	1,340	1,357,502
4.625%	10/01/42		Baa3	525	538,212

					10,691,078

Pipelines — 0.4%
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.875%	02/01/21		Baa3	1,485	1,519,399
5.500%	08/15/19		Baa3	635	686,244
6.050%	01/15/18		Baa3	145	162,596
DCP Midstream Operating LP,
Gtd. Notes
3.250%	10/01/15		Baa3	570	585,449
El Paso Corp.,
Sr. Unsec’d. Notes, MTN
7.750%	01/15/32		Ba3	450	524,079

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
7.800%	08/01/31		Ba3	$125	$145,244
8.250%	02/15/16		Ba3	75	82,797
El Paso Natural Gas Co. LLC,
Sr. Unsec’d. Notes
5.950%	04/15/17		Baa3	62	71,366
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.500%	09/15/40		Baa2	615	693,582
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
5.200%	02/01/22	(a)	Baa3	2,110	2,340,629
Enogex LLC,
Sr. Unsec’d. Notes, 144A
6.250%	03/15/20	(g)	Baa3	375	422,787
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41		Baa3	1,530	1,809,874
Everest Acquisition LLC/Everest Acquisition Finance, Inc.,
Sr. Unsec’d. Notes, 144A
9.375%	05/01/20	(a)	B2	400	436,000
Gulf South Pipeline Co. LP,
Sr. Notes, 144A
4.000%	06/15/22	(g)	Baa1	295	297,611
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.450%	02/15/23		Baa2	1,065	1,096,500
3.950%	09/01/22	(a)	Baa2	2,120	2,277,346
4.150%	03/01/22		Baa2	235	253,866
Kinder Morgan Finance Co. LLC,
Sr. Sec’d. Notes, 144A
6.000%	01/15/18	(a)	Ba1	700	758,681
Kinder Morgan Finance Co. LLC, (Canada),
Gtd. Notes
5.700%	01/05/16		Ba1	950	1,030,370
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21		Baa2	110	120,172
6.550%	07/15/19		Baa2	630	775,579
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22		Baa2	1,640	1,779,654
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.750%	01/15/20	(a)	Baa3	850	1,028,650
6.500%	05/01/18		Baa3	300	370,696
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
6.875%	12/01/18		B1	275	293,562
Sr. Unsec’d. Notes
5.500%	04/15/23		B1	300	303,375
Southeast Supply Header LLC,
Sr. Notes, 144A
4.850%	08/15/14	(g)	Baa3	300	314,679
Targa Resources Partners LP/Targa Resources Partners Finance Corp.,
Gtd. Notes, 144A
6.375%	08/01/22	(a)	Ba3	575	609,500
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
2.500%	08/01/22		A3	1,390	1,406,103

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pipelines (cont’d.)
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22		Baa3	$1,935	$2,017,470
Williams Partners LP,
Sr. Unsec’d. Notes
3.350%	08/15/22		Baa2	1,455	1,487,297
4.125%	11/15/20	(a)	Baa3	1,460	1,584,412
6.300%	04/15/40		Baa3	680	851,238

					28,136,807

Real Estate — 0.1%
BR Properties SA (Brazil),
Gtd. Notes, 144A
9.000%	10/29/49		Ba3	400	432,000
CB Richard Ellis Services, Inc.,
Gtd. Notes
6.625%	10/15/20		Ba1	200	218,500
11.625%	06/15/17		Ba2	150	168,000
Central China Real Estate Ltd. (Cayman Islands),
Sec’d. Notes
12.250%	10/20/15		B1	850	922,250
Country Garden Holdings Co. (Cayman Islands),
Gtd. Notes
10.500%	08/11/15		Ba3	400	433,533
Sr. Unsec’d. Notes
11.125%	02/23/18		Ba3	400	435,000
Country Garden Holdings Co. Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, 144A
11.125%	02/23/18		Ba3	500	543,750
Emaar Sukuk Ltd. (Cayman Islands),
Sr. Unsec’d. Notes, MTN
8.500%	08/03/16		B1	650	728,000
General Shopping Finance Ltd. (Cayman Islands),
Gtd. Notes
10.000%	11/29/49		Ba3	100	102,112
Gtd. Notes, 144A
10.000%	11/29/49		Ba3	250	255,356
IRSA Inversiones y Representaciones SA (Argentina),
Sr. Unsec’d. Notes, 144A
11.500%	07/20/20		B(d)	408	387,148
Kaisa Group Holdings Ltd. (Cayman Islands),
Gtd. Notes
13.500%	04/28/15		B1	100	104,000
KWG Property Holding Ltd. (Cayman Islands),
Gtd. Notes
12.500%	08/18/17		B1	273	292,177
12.750%	03/30/16		B1	600	651,674
Sr. Unsec’d. Notes
13.250%	03/22/17		B1	327	362,447
ProLogis LP,
Gtd. Notes
4.500%	08/15/17		Baa2	1,230	1,323,783
6.625%	12/01/19		Baa2	650	779,145
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17		Baa2	520	600,792
6.000%	06/15/20		Baa2	315	368,730
Sun Hung Kai Properties Capital Market Ltd. (Cayman Islands),
Gtd. Notes, MTN

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Real Estate (cont’d.)
4.500%	02/14/22		A1	$400	$428,169

					9,536,566

Real Estate Investment Trusts — 0.2%
American Tower Corp.,
Sr. Unsec’d. Notes
4.700%	03/15/22	(a)	Baa3	2,690	2,950,734
5.900%	11/01/21		Baa3	1,910	2,265,934
7.250%	05/15/19		Baa3	2,179	2,659,661
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/22		Baa1	1,250	1,246,029
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.900%	04/01/20		Baa1	140	166,686
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17		Baa2	840	908,919
Host Hotels & Resorts LP,
Gtd. Notes
6.750%	06/01/16		Ba1	205	210,638
Sr. Unsec’d. Notes
6.000%	10/01/21		Ba1	250	285,625
Unsub. Notes
5.875%	06/15/19		Ba1	300	330,000
Kilroy Realty LP,
Gtd. Notes
4.800%	07/15/18		Baa3	1,165	1,287,670
6.625%	06/01/20		Baa3	670	802,771
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
6.375%	02/15/22		Ba1	250	268,750
6.875%	05/01/21		Ba2	325	354,250
Omega Healthcare Investors, Inc.,
Gtd. Notes
6.750%	10/15/22	(a)	Ba2	450	497,250
Potlatch Corp.,
Gtd. Notes
7.500%	11/01/19		Ba1	125	135,000
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.125%	11/30/15		Baa2	220	229,252
3.250%	08/15/22	(a)	Baa2	1,050	1,033,175
4.000%	04/30/19		Baa2	965	1,030,949

					16,663,293

Retail & Merchandising — 0.2%
99 Cents Only Stores,
Gtd. Notes, 144A
11.000%	12/15/19		Caa1	675	757,688
Academy Ltd./Academy Finance Corp.,
Gtd. Notes, 144A
9.250%	08/01/19		Caa1	725	796,594
AmeriGas Finance LLC/AmeriGas Finance Corp.,
Gtd. Notes
6.750%	05/20/20	(a)	Ba2	275	293,562
7.000%	05/20/22	(a)	Ba2	625	673,438
Arcos Dorados Holdings, Inc. (British Virgin Islands),
Gtd. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising (cont’d.)
10.250%	07/13/16		Ba2	BRL 1,000	$525,342
Best Buy Co., Inc.,
Sr. Unsec’d. Notes
3.750%	03/15/16	(a)	Baa2	250	239,349
CKE Restaurants, Inc.,
Sec’d. Notes
11.375%	07/15/18		B2	340	394,400
Claire’s Stores, Inc.,
Gtd. Notes, PIK
9.625%	06/01/15		Caa3	180	163,521
Sr. Sec’d. Notes, 144A
9.000%	03/15/19	(a)	B2	1,225	1,270,938
Dineequity, Inc.,
Gtd. Notes
9.500%	10/30/18	(a)	B3	650	732,875
Dollar General Corp.,
Gtd. Notes
4.125%	07/15/17		Ba2	675	705,375
Ferrellgas LP/Ferrellgas Finance Corp.,
Sr. Unsec’d. Notes
6.500%	05/01/21		Ba3	1,775	1,717,312
9.125%	10/01/17		Ba3	50	53,625
Fiesta Restaurant Group, Inc.,
Sec’d. Notes
8.875%	08/15/16		B2	300	321,000
Jo-Ann Stores, Inc.,
Sr. Unsec’d. Notes, 144A
8.125%	03/15/19		Caa1	350	357,000
Kohl’s Corp.,
Sr. Unsec’d. Notes
3.250%	02/01/23		Baa1	905	920,390
LS Finance 2017 Ltd. (Hong Kong),
Gtd. Notes, MTN
5.250%	01/26/17		Baa3	300	322,778
Pantry, Inc. (The),
Gtd. Notes, 144A
8.375%	08/01/20	(a)	Caa1	300	307,500
Party City Holdings, Inc.,
Sr. Notes, 144A
8.875%	08/01/20	(a)	Caa1	625	665,625
Phillips-Van Heusen Corp.,
Sr. Unsec’d. Notes
7.375%	05/15/20	(a)	Ba3	150	169,500
QVC, Inc.,
Sr. Sec’d. Notes, 144A
7.125%	04/15/17		Ba2	25	26,380
7.500%	10/01/19		Ba2	540	597,513
RadioShack Corp.,
Gtd. Notes
6.750%	05/15/19		Ba2	450	265,500
Rite Aid Corp.,
Gtd. Notes
9.250%	03/15/20	(a)	Caa2	625	640,625
9.500%	06/15/17	(a)	Caa3	1,025	1,054,469
Sr. Unsec’d. Notes
7.700%	02/15/27		Ca	275	229,625
Sonic Automotive, Inc.,
Gtd. Notes, 144A
7.000%	07/15/22		B3	250	267,500

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Retail & Merchandising (cont’d.)
Wok Acquisition Corp.,
Gtd. Notes, 144A
10.250%	06/30/20		Caa1	$525	$555,188

					15,024,612

Schools
Nord Anglia Education UK Holdings PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
10.250%	04/01/17		B2	700	756,000

Semiconductors
Advanced Micro Devices, Inc.,
Sr. Unsec’d. Notes
6.000%	05/01/15		BB-(d)	575	584,344
7.750%	08/01/20	(a)	Ba3	225	228,375
Sr. Unsec’d. Notes, 144A
7.500%	08/15/22	(a)	Ba3	600	579,000
Sensata Technologies BV (Netherlands),
Gtd. Notes, 144A
6.500%	05/15/19	(a)	B3	450	480,375

					1,872,094

Software — 0.1%
Epicor Software Corp.,
Gtd. Notes
8.625%	05/01/19		Caa1	425	448,375
Fidelity National Information Services, Inc.,
Gtd. Notes
7.625%	07/15/17		Ba2	350	383,250
7.875%	07/15/20		Ba2	125	139,688
Infor US, Inc.,
Gtd. Notes, 144A
9.375%	04/01/19		Caa1	575	638,250
Lawson Software, Inc.,
Gtd. Notes, 144A
10.000%	04/01/19		Caa1	EUR 675	932,464
MedAssets, Inc.,
Gtd. Notes
8.000%	11/15/18		B3	225	245,250
Nuance Communications, Inc.,
Gtd. Notes, 144A
5.375%	08/15/20		Ba3	450	464,625

					3,251,902

Telecommunications — 0.9%
America Movil SAB de CV (Mexico),
Gtd. Notes
5.000%	10/16/19		A2	975	1,139,105
5.625%	11/15/17		A2	1,960	2,351,175
Sr. Unsec’d. Notes
5.000%	03/30/20	(a)	A2	1,215	1,422,523
AT&T, Inc.,
Sr. Unsec’d. Notes
2.950%	05/15/16	(a)	A2	1,465	1,574,229
5.550%	08/15/41		A2	3,450	4,294,557
CC Holdings GS V LLC/Crown Castle GS III Corp.,
Sr. Sec’d. Notes, 144A
7.750%	05/01/17		Baa3	650	693,875
Cincinnati Bell, Inc.,
Gtd. Notes

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
7.000%	02/15/15		B1	$75	$75,750
Colombia Telecomunicaciones SA ESP (Colombia),
Sr. Unsec’d. Notes, 144A
5.375%	09/27/22		BB-(d)	480	484,106
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19	(a)	B3	1,725	1,863,000
Cricket Communications, Inc.,
Gtd. Notes
7.750%	10/15/20	(a)	B3	800	780,000
10.000%	07/15/15		B3	25	26,312
Sr. Sec’d. Notes
7.750%	05/15/16	(a)	Ba2	200	211,000
Crown Castle International Corp.,
Sr. Unsec’d. Notes
7.125%	11/01/19	(a)	B1	1,000	1,085,000
Digicel Group Ltd. (Bermuda),
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20		Caa1	200	210,000
10.500%	04/15/18	(a)	Caa1	2,080	2,262,000
Digicel Ltd. (Bermuda),
Sr. Unsec’d. Notes
8.250%	09/01/17		B1	180	194,400
Sr. Unsec’d. Notes, 144A
8.250%	09/01/17		B1	225	243,000
Eileme 2 AB (Sweden),
Sr. Sec’d. Notes, 144A
11.625%	01/31/20	(a)	B3	800	896,000
GCI, Inc.,
Sr. Unsec’d. Notes
6.750%	06/01/21		B2	575	575,000
Hughes Satellite Systems Corp.,
Gtd. Notes
7.625%	06/15/21		B3	610	675,575
Sr. Sec’d. Notes
6.500%	06/15/19		Ba3	675	722,250
Inmarsat Finance PLC (United Kingdom),
Gtd. Notes, 144A
7.375%	12/01/17		Ba2	850	918,000
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes
7.250%	10/15/20		B3	50	53,875
Gtd. Notes, 144A
6.625%	12/15/22		Caa2	825	820,875
7.250%	10/15/20		B3	650	698,750
Intelsat Luxembourg SA (Luxembourg),
Gtd. Notes, PIK
11.500%	02/04/17	(a)	Caa3	875	927,500
ITC Deltacom, Inc.,
Sr. Sec’d. Notes
10.500%	04/01/16		B1	100	107,000
Level 3 Communications, Inc.,
Sr. Unsec’d. Notes
11.875%	02/01/19		Caa2	325	368,875
Sr. Unsec’d. Notes, 144A
8.875%	06/01/19	(a)	Caa2	175	183,750
Level 3 Financing, Inc.,
Gtd. Notes
8.625%	07/15/20	(a)	B3	900	972,000

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
9.375%	04/01/19		B3		$625	$693,750
Gtd. Notes, 144A
7.000%	06/01/20		B3		100	101,000
Matterhorn Mobile Holdings SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
7.750%	02/15/20		Caa1	EUR	450	575,647
Matterhorn Mobile SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.750%	05/15/19		B1	CHF	350	390,750
MetroPCS Wireless, Inc.,
Gtd. Notes
6.625%	11/15/20	(a)	B2		425	445,188
7.875%	09/01/18	(a)	B2		900	972,000
Nextel Communications, Inc.,
Gtd. Notes
7.375%	08/01/15		B1		424	425,590
NII Capital Corp.,
Gtd. Notes
7.625%	04/01/21	(a)	B2		1,875	1,490,625
8.875%	12/15/19		B2		981	824,040
10.000%	08/15/16		B2		86	84,710
Oi SA (Brazil),
Sr. Unsec’d. Notes, 144A
9.750%	09/15/16		Baa2	BRL	300	155,383
PAETEC Holding Corp.,
Gtd. Notes
9.875%	12/01/18		NR		175	200,375
Sr. Sec’d. Notes
8.875%	06/30/17		BB-(d)		100	108,500
Qwest Communications International, Inc.,
Gtd. Notes
8.000%	10/01/15		Baa3		150	156,703
Qwest Corp.,
Sr. Unsec’d. Notes
7.500%	10/01/14		Baa3		50	55,778
Sable International Finance Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.750%	02/15/17		Ba2		125	131,562
8.750%	02/01/20		Ba2		400	446,000
Satmex Escrow SA de CV (Mexico),
Sr. Sec’d. Notes
9.500%	05/15/17		B3		800	846,000
SBA Telecommunications, Inc.,
Gtd. Notes
8.250%	08/15/19	(a)	B1		432	482,760
SBA Tower Trust,
MORTGAGE, 144A
2.933%	12/15/17	(g)	A2		685	704,081
4.254%	04/15/15	(g)	A2		1,615	1,701,188
Sprint Capital Corp.,
Gtd. Notes
8.750%	03/15/32	(a)	B3		525	543,375
Sprint Nextel Corp.,
Gtd. Notes, 144A
9.000%	11/15/18	(a)	Ba3		1,600	1,920,000
Sr. Unsec’d. Notes
7.000%	08/15/20	(a)	B3		625	650,000
9.125%	03/01/17		B3		750	849,375
11.500%	11/15/21		B3		300	375,750

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Sunrise Communications International SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.625%	12/31/17		Ba3	CHF	400	$437,002
7.000%	12/31/17		Ba3	EUR	750	1,029,807
Syniverse Holdings, Inc.,
Gtd. Notes
9.125%	01/15/19		Caa1		275	295,625
Telecom Italia Capital SA (Luxembourg),
Gtd. Notes
5.250%	11/15/13		Baa2		565	582,656
5.250%	10/01/15		Baa2		605	636,762
6.175%	06/18/14	(a)	Baa2		2,895	3,046,988
Telefonica Emisiones SAU (Spain),
Gtd. Notes
3.992%	02/16/16		Baa1		3,715	3,696,425
5.462%	02/16/21		Baa1		205	200,900
6.221%	07/03/17		Baa1		230	240,350
Telenet Finance V Luxembourg SCA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.250%	08/15/22		Ba3	EUR	225	292,028
Telesat Canada/Telesat LLC (Canada),
Gtd. Notes
12.500%	11/01/17		Caa1		575	639,688
tw telecom holdings, Inc.,
Sr. Unsec’d. Notes, 144A
5.375%	10/01/22		B1		300	306,000
UPCB Finance V Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
7.250%	11/15/21	(a)	Ba3		300	326,250
UPCB Finance VI Ltd. (Cayman Islands),
Sr. Sec’d. Notes, 144A
6.875%	01/15/22	(a)	Ba3		350	371,000
ViaSat, Inc.,
Gtd. Notes
6.875%	06/15/20	(a)	B1		550	566,500
8.875%	09/15/16		B1		300	321,750
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC (Ireland),
Unsec’d. Notes
7.748%	02/02/21		Ba3		900	961,875
Unsec’d. Notes, 144A
7.748%	02/02/21		Ba3		450	480,938
VimpelCom Holdings BV (Netherlands),
Gtd. Notes
7.504%	03/01/22		Ba3		350	367,063
Gtd. Notes, 144A
7.504%	03/01/22		Ba3		225	235,969
Virgin Media Sec’d. Finance PLC (United Kingdom),
Sr. Sec’d. Notes
5.250%	01/15/21		Baa3		615	713,495
Vivendi SA (France),
Sr. Unsec’d. Notes, 144A
3.450%	01/12/18	(g)	Baa2		1,975	2,012,920
West Corp.,
Gtd. Notes
7.875%	01/15/19		B3		550	566,500
8.625%	10/01/18		B3		300	315,000
Wind Acquisition Finance SA (Luxembourg),
Sec’d. Notes, 144A
11.750%	07/15/17		B3		275	259,188

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
Sr. Sec’d. Notes, 144A
7.250%	02/15/18		Ba3		$400	$380,000
7.250%	02/15/18		Ba3		200	189,000
Wind Acquisition Holdings Finance SA (Luxembourg),
Sr. Sec’d. Notes, PIK, 144A
12.250%	07/15/17	(a)	Caa1		340	268,630
Sr. Sub. Notes, PIK
12.250%	07/15/17		Caa1		557	440,153
Windstream Corp.,
Gtd. Notes
7.875%	11/01/17	(a)	Ba3		575	642,562

						62,982,636

Tobacco
Reynolds American, Inc.,
Gtd. Notes
6.750%	06/15/17	(a)	Baa3		385	466,015
7.625%	06/01/16		Baa3		595	716,963

						1,182,978

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	(a)	A3		1,025	1,060,894
5.050%	03/01/41		A3		585	676,008
5.400%	06/01/41		A3		710	862,545
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
2.850%	12/15/21		A3		360	380,711
DP World Sukuk Ltd. (Cayman Islands),
Unsec’d. Notes
6.250%	07/02/17		Baa3		470	512,770
Florida East Coast Holdings Corp.,
Sr. Unsec’d. Notes, PIK
10.500%	08/01/17		Caa3		3	2,669
Florida East Coast Railway Corp.,
Sr. Sec’d. Notes
8.125%	02/01/17		B3		25	26,312
Gategroup Finance Luxembourg SA (Luxembourg),
Sr. Unsec’d. Notes, 144A
6.750%	03/01/19		B1	EUR	350	461,012
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	07/15/16		Baa1		1,420	1,465,105
4.850%	06/01/21		Baa1		635	672,385
JSC Georgian Railway (Georgia),
Sr. Unsec’d. Notes, 144A
7.750%	07/11/22		BB-(d)		540	616,028
Kansas City Southern de Mexico SA de CV (Mexico),
Sr. Unsec’d. Notes
6.125%	06/15/21	(a)	Ba2		1,225	1,375,062
6.625%	12/15/20		Ba2		100	113,250
8.000%	02/01/18		Ba2		225	250,875
Kazakhstan Temir Zholy Finance BV (Netherlands),
Gtd. Notes, 144A
6.375%	10/06/20		Baa3		500	599,305
6.950%	07/10/42		Baa3		200	242,750
Maxim Crane Works LP,
Sec’d. Notes, 144A

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Transportation (cont’d.)
12.250%	04/15/15		Caa1	$100	$102,000
Transnet SOC Ltd. (South Africa),
Sr. Unsec’d. Notes, 144A
4.000%	07/26/22	(g)	A3	1,010	1,026,665
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41		Baa2	1,385	1,561,517

					12,007,863

Utilities — 0.2%
AES Corp. (The),
Sr. Unsec’d. Notes
7.375%	07/01/21	(a)	Ba3	850	969,000
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/39	(g)	Baa3	755	797,195
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36		Baa2	640	811,186
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.900%	10/01/16		Baa2	460	539,908
Calpine Construction Finance Co. LP/CCFC Finance Corp.,
Sr. Sec’d. Notes, 144A
8.000%	06/01/16		Ba3	350	376,250
Electricite de France SA (France),
Sr. Unsec’d. Notes, 144A
4.600%	01/27/20	(g)	Aa3	815	915,029
6.950%	01/26/39	(g)	Aa3	250	331,824
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	(a)	A3	1,925	2,226,979
Nevada Power Co.,
General Ref. Mortgage
6.650%	04/01/36		Baa2	1,105	1,524,081
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes
6.150%	10/01/38		Baa2	640	773,391
Southwest Gas Corp.,
Sr. Unsec’d. Notes
3.875%	04/01/22		Baa1	1,895	2,070,130
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.150%	05/15/37		Baa1	235	312,938

					11,647,911

Water
Cia de Saneamento Basico do Estado de Sao Paulo (Brazil),
Sr. Unsec’d. Notes, 144A
6.250%	12/16/20		BB+(d)	300	321,000

TOTAL CORPORATE OBLIGATIONS (cost $800,402,268)					840,281,105

FOREIGN GOVERNMENT BONDS — 2.4%
Arab Republic of Egypt (Egypt),
Sr. Unsec’d. Notes
5.750%	04/29/20		Ba3	100	100,375
6.875%	04/30/40		Ba3	360	354,600

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Argentine Republic Government International (Argentina),
Sr. Unsec’d. Notes
8.280%	12/31/33		NR		$2,465	$1,934,831
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23	(g)	Aa2		540	567,000
5.603%	07/20/20	(g)	Aa2		1,095	1,270,200
Brazil Notas do Tesouro Nacional (Brazil),
Notes
6.000%	05/15/15		Baa2	BRL	3,215	3,742,090
6.000%	08/15/20		Baa2	BRL	2,500	3,105,969
10.000%	01/01/14		Baa2	BRL	4,806	2,428,466
10.000%	01/01/17		Baa2	BRL	1	509
10.000%	01/01/21		Baa2	BRL	1,935	996,787
10.000%	01/01/23		Baa2	BRL	1,379	688,676
Brazil Notas do Tesouro Nacional Serie B (Brazil),
Notes
6.000%	08/15/16		NR	BRL	1,075	1,276,294
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20		Aa3		420	475,650
City of Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A
12.500%	04/06/15		B2		430	434,300
Dominican Republic International (Dominican Republic),
Sr. Unsec’d. Notes
7.500%	05/06/21		B1		425	479,188
9.040%	01/23/18		B1		82	91,605
Sr. Unsec’d. Notes, 144A
7.500%	05/06/21		B1		400	451,000
Eskom Holdings Ltd. (South Africa),
Sr. Unsec’d. Notes
5.750%	01/26/21		Baa3		300	342,000
Sr. Unsec’d. Notes, 144A
5.750%	01/26/21		Baa2		1,700	1,938,000
Grenada Government International Bond (Grenada),
Unsub. Notes
4.500%	09/15/25	(g)	CCC+(d)		480	235,200
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes
4.750%	02/03/15		Ba1		2,480	2,482,604
6.375%	03/29/21		Ba1		2,000	2,177,600
7.625%	03/29/41		Ba1		100	113,000
Ivory Coast (Ivory Coast),
Sr. Unsec’d. Notes
3.750%	12/31/32		NR		1,150	989,000
Jamaica Government International Bond (Jamaica),
Sr. Unsec’d. Notes
8.000%	06/24/19		B3		1,025	1,031,406
8.000%	03/15/39		B3		291	261,900
Unsec’d. Notes
10.625%	06/20/17		B3		800	900,000
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21		Baa1		400	477,000
Sr. Unsec’d. Notes, 144A
6.625%	02/01/22		Baa1		1,400	1,736,000
Mexican Bonos (Mexico),
Bonds
6.500%	06/09/22		Baa1		MXN 20,000	1,689,767

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
7.500%	06/03/27		Baa1	MXN	24,500	$2,199,336
10.000%	11/20/36		Baa1	MXN	7,805	866,893
Namibia International Bonds (Namibia),
Sr. Unsec’d. Notes
5.500%	11/03/21		Baa3		500	558,750
Sr. Unsec’d. Notes, 144A
5.500%	11/03/21		Baa3		200	223,500
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
6.750%	01/28/21		B+(d)		200	226,000
Sr. Unsec’d. Notes, 144A
6.750%	01/28/21		B+(d)		350	397,537
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
5.000%	01/13/37		Ba2		1,150	1,365,625
Province of Manitoba Canada (Canada),
Sr. Unsec’d. Notes
1.300%	04/03/17	(a)	Aa1		2,125	2,178,975
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.600%	09/21/16	(a)	Aa1		1,980	2,047,409
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
5.750%	01/20/42		Aa2		300	381,750
Republic of Argentina (Argentina),
Sr. Unsec’d. Notes
2.500%	12/31/38		NR		2,400	884,400
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
4.875%	01/22/21		Baa2		1,800	2,151,000
5.625%	01/07/41		Baa2		4,070	5,209,600
5.875%	01/15/19		Baa2		800	996,000
7.125%	01/20/37		Baa2		3,000	4,522,500
11.000%	08/17/40		Baa2		445	568,488
Republic of Colombia (Colombia),
Sr. Unsec’d. Notes
6.125%	01/18/41		Baa3		440	596,200
Republic of Congo (Congo),
Sr. Unsec’d. Notes
3.000%	06/30/29	(g)	NR		166	138,403
Republic of Fiji (Fiji),
Sr. Unsec’d. Notes
9.000%	03/15/16		B1		400	417,020
Republic of Gabonese (Gabon),
Bonds
8.200%	12/12/17		BB-(d)		750	915,000
Republic of Georgia (Russia),
Bonds
6.875%	04/12/21		Ba3		400	458,000
Republic of Iceland (Iceland),
Notes
4.875%	06/16/16		Baa3		150	156,207
Notes, 144A
4.875%	06/16/16		Baa3		850	884,057
Unsec’d. Notes, 144A
5.875%	05/11/22		Baa3		435	474,150
Republic of Indonesia (Indonesia),
Sr. Unsec’d. Notes
4.875%	05/05/21		Baa3		4,100	4,694,500
5.875%	03/13/20		Baa3		669	806,145

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
6.625%	02/17/37	Ba1		$345	$457,125
6.875%	01/17/18	Ba1		1,000	1,225,000
7.750%	01/17/38	Ba1		980	1,460,200
8.500%	10/12/35	Baa3		100	158,500
11.625%	03/04/19	Ba1		241	368,128
Unsec’d. Notes
5.250%	01/17/42	Baa3		750	855,300
Unsec’d. Notes, 144A
3.750%	04/25/22	Baa3		3,200	3,384,000
5.250%	01/17/42	Baa3		600	683,250
Republic of Iraq (Iraq),
Bonds
5.800%	01/15/28	NR		2,740	2,513,950
Republic of Lithuania (Lithuania),
Sr. Unsec’d. Notes
7.375%	02/11/20	Baa1		349	443,230
Republic of Peru (Peru),
Sr. Unsec’d. Notes
5.625%	11/18/50	Baa3		1,150	1,497,875
6.550%	03/14/37	Baa3		690	1,016,025
7.125%	03/30/19	Baa3		1,185	1,570,125
Republic of Philippines (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	Ba2		4,225	5,819,938
Republic of Poland (Poland),
Sr. Unsec’d. Notes
3.875%	07/16/15	A2		2,490	2,658,075
Republic of Serbia (Serbia),
Sr. Unsec’d. Notes
6.750%	11/01/24	BB-(d)		1,283	1,257,667
7.250%	09/28/21	BB-(d)		400	423,000
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20	A3		700	831,250
6.250%	03/08/41	Baa1		200	264,120
6.500%	06/02/14	A3		430	468,270
Republic of Sri Lanka (Sri Lanka),
Sr. Unsec’d. Notes, 144A
5.875%	07/25/22	B1		260	280,150
Republic of Turkey (Turkey),
Bonds
4.500%	02/11/15	BBB-(d)	TRY	2,730	1,642,094
10.000%	06/17/15	BBB-(d)	TRY	2,277	1,343,585
Sr. Unsec’d. Notes
5.625%	03/30/21	Ba2		1,750	1,995,000
6.250%	09/26/22	Ba1		3,850	4,607,295
6.750%	04/03/18	Ba2		1,300	1,529,125
6.750%	05/30/40	Ba2		1,550	1,954,938
6.875%	03/17/36	Ba2		600	761,250
7.000%	03/11/19	Ba2		500	606,250
7.000%	06/05/20	Ba2		2,000	2,462,500
7.250%	03/15/15	Ba2		100	110,750
7.250%	03/05/38	Ba2		200	265,750
7.375%	02/05/25	Ba2		100	129,750
7.500%	11/07/19	Ba2		3,400	4,272,100
8.000%	02/14/34	Ba2		1,140	1,607,400
Unsec’d. Notes
5.125%	03/25/22	Ba2		2,100	2,312,625
6.000%	01/14/41	Ba2		825	951,844

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Republic of Zambia (Zambia),
Unsec’d. Notes, 144A
5.375%	09/20/22	B+(d)		$295	$295,276
Russian Federation (Russia),
Sr. Unsec’d. Notes, 144A
7.850%	03/10/18	Baa1	RUB	10,000	343,805
Russian Foreign Bond (Russia),
Sr. Unsec’d. Notes
7.500%	03/31/30	Baa1		15,440	19,492,874
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.500%	04/04/22	Baa1		1,400	1,562,820
5.000%	04/29/20	Baa1		2,300	2,639,250
5.625%	04/04/42	Baa1		400	480,040
Ukraine Government International Bond (Ukraine),
Bonds
7.750%	09/23/20	B2		650	642,662
Bonds, 144A
7.750%	09/23/20	B2		300	296,613
Notes, 144A
9.250%	07/24/17	B2		385	404,427
Sr. Unsec’d. Notes
6.580%	11/21/16	B2		1,165	1,120,730
6.875%	09/23/15	B2		400	395,000
Sr. Unsec’d. Notes, 144A
6.250%	06/17/16	B2		400	384,312
United Mexican States (Mexico),
Sr. Unsec’d. Notes
3.625%	03/15/22	Baa1		1,150	1,254,075
5.750%	10/12/2110	Baa1		176	210,320
Sr. Unsec’d. Notes, MTN
4.750%	03/08/44	Baa1		1,796	1,998,050
5.950%	03/19/19	Baa1		1,450	1,798,000
6.375%	01/16/13	Baa1		205	208,075
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
7.000%	03/31/38	B2		1,100	805,750
7.650%	04/21/25	B2		2,040	1,596,300
8.250%	10/13/24	B2		800	664,000
9.250%	05/07/28	B2		2,382	2,095,984
11.950%	08/05/31	B2		5,724	5,823,661
12.750%	08/23/22	B2		2,635	2,799,688
Wakala Global Sukuk Bhd (Malaysia),
Sr. Unsec’d. Notes
4.646%	07/06/21	A3		500	577,462

TOTAL FOREIGN GOVERNMENT BONDS (cost $155,549,950)					169,165,070

MUNICIPAL BONDS — 1.2%
Arizona
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
4.839%	01/01/41	Aa1		1,365	1,641,412

California — 0.1%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3		510	723,644
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1		1,505	2,027,009

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
California (cont’d.)
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	A1	$1,230	$1,659,233
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2	275	364,408

				4,774,294

Colorado
Regional Transportation District Sales Tax,
Revenue Bonds
5.000%	11/01/38	Aa2	770	876,922

District of Columbia
District of Columbia,
Revenue Bonds
5.250%	12/01/34	Aa1	770	946,800
5.591%	12/01/34	Aa1	120	150,424

				1,097,224

Florida
Florida State Board of Education,
Revenue Bonds
5.000%	07/01/20	A1	1,520	1,882,505

Georgia
State of Georgia,
General Obligation Unlimited
5.000%	07/01/23	Aaa	995	1,282,376
5.000%	07/01/25	Aaa	745	950,188

				2,232,564

Hawaii
State of Hawaii,
General Obligation Unlimited
5.000%	12/01/23	Aa2	1,645	2,043,616

Illinois — 0.1%
Chicago IL O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A1	480	625,632
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	Aaa	2,065	2,714,608
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3	300	363,981

				3,704,221

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	146,729

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3	1,140	1,491,519
5.888%	07/01/43	Aa3	2,120	2,857,018

				4,348,537

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Massachusetts — 0.1%
Commonwealth of Massachusetts,
General Obligation Ltd.
4.500%	08/01/31	Aa1	$840	$952,644
5.000%	06/01/25	Aa1	885	1,080,815
5.250%	09/01/24	Aa1	1,130	1,487,442
Revenue Bonds
5.000%	06/01/23	Aaa	2,215	2,782,062
Massachusetts Bay Transportation Authority,
Revenue Bonds
5.000%	07/01/20	Aa1	930	1,173,372

				7,476,335

New York — 0.3%
City of New York,
General Obligation Unlimited
5.000%	04/01/23	Aa2	1,600	1,988,720
5.000%	04/01/24	Aa2	1,330	1,639,278
6.271%	12/01/37	Aa2	645	859,005
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	1,940	2,915,180
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	1,180	1,553,104
New York City Housing Development Corp.,
Revenue Bonds
6.420%	11/01/27	Aa2	35	35,641
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2	265	367,801
New York City Transitional Finance Authority,
Revenue Bonds
5.000%	05/01/23	Aa1	1,000	1,255,370
5.000%	11/01/24	Aa1	610	752,289
5.000%	02/01/25	Aa1	620	751,403
5.267%	05/01/27	Aa1	1,810	2,205,485
5.508%	08/01/37	Aa1	1,905	2,414,283
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	4,320	4,347,734
Tompkins County Industrial Development Agency,
Revenue Bonds
5.000%	07/01/37	Aa1	780	894,785

				21,980,078

Oregon
Oregon State Taxable Pension,
General Obligation Unlimited
5.892%	06/01/27	Aa1	60	74,578

Pennsylvania — 0.1%
Commonwealth of Pennsylvania,
General Obligation Unlimited
5.000%	06/01/24	Aa2	2,305	2,888,211

Rhode Island — 0.1%
Rhode Island Health & Educational Building Corp.,
Revenue Bonds
5.000%	09/01/21	Aa1	2,960	3,779,713

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
South Carolina
South Carolina State Public Service Authority,
Revenue Bonds
4.322%	12/01/27	Aa3	$1,460	$1,592,816

Texas — 0.2%
City of Houston TX,
General Obligation Ltd.
5.000%	03/01/23	AA(d)	850	1,062,959
5.000%	03/01/24	AA(d)	975	1,210,287
6.290%	03/01/32	Aa2	2,845	3,545,183
City of San Antonio TX,
Revenue Bonds
5.250%	02/01/24	Aa1	1,655	2,172,121
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa	2,420	2,944,656

				10,935,206

Utah
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2	1,920	2,592,749

Virginia — 0.1%
University of Virginia,
Revenue Bonds
5.000%	09/01/40	Aaa	1,130	1,384,374
6.200%	09/01/39	Aaa	1,885	2,708,726
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.350%	05/15/35	Aa1	120	152,528
Virginia Public Building Authority,
Revenue Bonds
5.900%	08/01/30	Aa1	1,015	1,315,602
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	Aa1	1,755	1,880,184
5.000%	08/01/23	Aa1	1,470	1,853,067

				9,294,481

Washington
State of Washington,
General Obligation Unlimited
5.000%	07/01/24	Aa1	1,590	1,990,108

TOTAL MUNICIPAL BONDS (cost $79,846,751)				85,352,299

RESIDENTIAL MORTGAGE-BACKED
SECURITIES — 0.2%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.965%(c)	02/25/34	BB(d)	51	51,274
Series 2004-D, Class 2A2
3.113%(c)	05/25/34	BBB+(d)	27	26,226
Series 2004-H, Class 2A2
3.121%(c)	09/25/34	B1	38	37,151
Series 2004-I, Class 3A2
3.023%(c)	10/25/34	A1	17	17,567
Series 2005-J, Class 2A1
2.833%(c)	11/25/35	Caa2	213	185,616
Series 2005-J, Class 3A1

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED
SECURITIES (Continued)
5.108%(c)	11/25/35	Caa1	$64	$62,345
Credit Suisse Mortgage Capital Certificates,
Series 2010-1R, Class 12A1, 144A
3.312%(c)	03/27/36(g)	AAA(d)	68	66,819
Series 2010-1R, Class 42A1, 144A
5.000%	10/27/36(g)	AAA(d)	119	122,503
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/01/32(g)	Aaa	15	2,904
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A2, 144A
1.855%(c)	10/18/54(g)	Aaa	555	563,351
Series 2011-1A, Class A5, 144A
1.955%(c)	10/18/54(g)	Aaa	575	593,656
Series 2012-1A, Class 3A1, 144A
1.934%(c)	10/18/54(g)	Aaa	2,620	2,717,593
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37(g)	Aaa	2,260	270,894
Series 2011-41, Class AI, IO
4.500%	12/20/39(g)	Aaa	2,563	362,151
Series 2011-88, Class EI, IO
4.500%	11/20/39(g)	Aaa	451	64,705
Holmes Master Issuer PLC (United Kingdom),
Series 2012-1A, Class A2, 144A
2.105%(c)	10/15/54(g)	Aaa	1,860	1,911,472
Series 2012-3A, Class B1, 144A
2.655%(c)	10/15/54(g)	Aa3	1,250	1,269,129
JPMorgan Mortgage Trust,
Series 2007-A1, Class 1A1
3.050%(c)	07/25/35	Ba3	624	631,504
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%(c)	02/25/40	Aaa	86	87,090
Silverstone Master Issuer PLC (United Kingdom),
Series 2011-1A, Class 1A, 144A
2.003%(c)	01/21/55(g)	Aaa	1,210	1,231,270
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
3.019%(c)	09/25/35	CCC(d)	144	143,796
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.869%(c)	01/25/34	AAA(d)	44	44,244
Series 2004-G, Class A3
4.707%(c)	06/25/34	Aaa	403	418,526
Series 2005-AR2, Class 2A2
2.613%(c)	03/25/35	B2	40	39,415

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $10,726,586)				10,921,201

U.S. GOVERNMENT AGENCY
OBLIGATIONS — 8.6%
Federal Home Loan Mortgage Corp.
1.000%	09/29/17		4,055	4,096,543
2.535%(c)	09/01/32		3	2,935
2.705%(c)	01/01/37		32	33,927

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
2.725%(c)	07/01/35			$25	$26,384
2.739%(c)	02/01/37			244	259,859
2.746%(c)	04/01/37			479	513,108
2.759%(c)	02/01/35			111	118,642
2.781%(c)	02/01/37			59	63,123
2.898%(c)	02/01/37			195	210,520
3.081%(c)	02/01/37			89	94,763
3.500%	07/01/42-08/01/42			17,878	19,206,513
4.000%	08/01/26-02/01/41			10,942	11,809,704
4.500%	04/01/19-03/01/41			14,605	15,743,881
4.996%(c)	11/01/35			27	28,514
5.000%	10/01/18-08/01/40			6,575	7,160,324
5.045%(c)	03/01/36			61	65,016
5.387%(c)	01/01/36			12	13,149
5.500%	12/01/18-09/01/20			257	276,105
5.904%(c)	12/01/36			10	10,885
5.966%(c)	10/01/36			44	47,872
6.000%	10/01/32-08/01/38			362	398,005
6.065%(c)	11/01/36			39	42,538
6.081%(c)	10/01/36			67	73,352
6.219%(c)	08/01/36			52	57,248
6.500%	08/01/36			140	159,590
7.000%	11/01/30-06/01/32			7	8,107
Federal National Mortgage Assoc.
0.875%	08/28/17-10/26/17(a	)		12,245	12,306,609
2.498%(c)	11/01/35			73	78,258
2.500%	05/15/14			3,000	3,108,207
2.615%(c)	07/01/35			54	57,706
2.749%(c)	08/01/37			84	90,651
2.768%(c)	01/01/37			111	119,657
2.785%(c)	08/01/36			67	72,436
2.899%(c)	12/01/36			67	71,112
3.000%	06/01/27-09/01/27			9,825	10,439,662
3.500%	04/01/27-08/01/42			7,897	8,469,420
4.000%	04/01/24-02/01/42			108,402	116,857,591
4.138%(c)	09/01/37			37	40,282
4.500%	05/01/19-01/01/42			103,185	111,962,725
4.875%	12/15/16(a	)		4,725	5,554,162
5.000%	03/01/18-09/01/41			77,363	84,804,866
5.236%(c)	12/01/35			30	32,560
5.299%(c)	12/01/35			55	59,293
5.488%(c)	12/01/35			12	12,922
5.500%	01/01/17-03/01/40			61,126	67,340,312
5.829%(c)	11/01/37			228	244,132
5.953%(c)	09/01/36			31	33,972
6.000%	04/01/21-02/01/40			40,622	45,029,157
6.500%	07/01/32-10/01/39			10,984	12,514,852
7.000%	01/01/31-04/01/37			34	40,103
Government National Mortgage Assoc.
2.500%	05/20/27-09/20/27			13,828	14,630,725
3.000%	06/20/27-08/20/42			23,394	25,081,866
3.500%	03/20/42			6,981	7,647,124
4.000%	01/20/41			3,187	3,519,986
4.500%	11/20/40-03/20/41			9,163	10,148,593
5.000%	03/20/34-08/15/39			3,763	4,157,789
5.500%	10/20/32-05/20/34			131	147,614
6.000%	01/20/33			4	4,903
6.500%	09/20/32-12/20/33			22	25,193

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY
OBLIGATIONS (Continued)
7.000%	12/15/13			$3	$3,219
8.000%	12/15/16-07/15/23			8	8,839
8.500%	06/15/16-10/15/26			23	26,956
9.500%	03/15/19-01/15/20			1	1,707
12.000%	09/15/13			—(r)	9

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $594,273,756)					605,265,777

U.S. TREASURY OBLIGATIONS — 5.2%
U.S. Treasury Bonds
4.625%	02/15/40			39,610	54,364,725
5.375%	02/15/31			7,875	11,390,447
6.750%	08/15/26			14,115	22,083,355
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.875%	07/15/13			19,054	24,472,116
U.S. Treasury Notes
0.125%	09/30/13			76,615	76,564,128
0.875%	02/28/17			86,485	87,816,091
2.125%	08/15/21			5,600	5,923,747
2.625%	07/31/14-08/15/20			25,520	27,593,249
2.625%	04/30/16(k	)		34,525	37,262,729
3.125%	09/30/13			19,340	19,904,341

TOTAL U.S. TREASURY OBLIGATIONS (cost $365,134,180)					367,374,928

TOTAL LONG-TERM INVESTMENTS (cost $6,316,090,031)					6,807,319,823

				Shares
SHORT-TERM INVESTMENT — 11.6%
AFFILIATED MONEY MARKET MUTUAL
FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $819,147,754; includes $467,393,016 of cash collateral for securities on loan) (b)(w)				819,147,754	819,147,754

TOTAL INVESTMENTS — 108.0% (cost $7,135,237,785)					7,626,467,577
Liabilities in excess of other assets(x) — (8.0)%					(562,268,797)

NET ASSETS — 100.0%					$7,064,198,780

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

ADS	American Depositary Security
CVA	Certified Van Aandelen (Bearer)

CVT	Convertible Security

IO	Interest Only

MTN	Medium Term Note

NR	Non Rated by Moody’s or Standard & Poor’s

PIK	Payment-in-Kind

PRFC	Preference Shares

REIT	Real Estate Investment Trust

TIPS	Treasury Inflation Protected Securities

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

HKD	Hong Kong Dollar

IDR	Indonesian Rupiah

INR	Indian Rupee

MXN	Mexican Peso

NGN	Nigerian Naira

PHP	Phillipine Peso

RUB	Russian Ruble

TRY	Turkish Lira
*	Non-income producing security.

†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $454,386,780; cash collateral of $467,393,016 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.

(r)	Less than $500 par.
(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2012.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)
Long Position:
35	30 Year U.S. Ultra Bonds	Dec. 2012	$5,817,109	$5,782,656	$(34,453)

Short Positions:
702	10 Year U.S. Treasury Notes	Dec. 2012	93,162,266	93,706,032	(543,766)
35	30 Year U.S. Treasury Bonds	Dec. 2012	5,233,867	5,228,125	5,742

					(538,024)

					$(572,477)

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 10/02/12	JPMorgan Chase	AUD	1,124	$1,163,035	$1,165,003	$1,968
Brazilian Real,
Expiring 11/16/12	JPMorgan Chase	BRL	1,774	870,974	869,567	(1,407)
Indian Rupee,
Expiring 11/16/12	Barclays Capital Group	INR	36,461	677,714	684,447	6,733
Indonesia Rupiah,
Expiring 10/22/12	Standard Chartered PLC	IDR	4,611,360	480,000	480,390	390
Mexican Peso,
Expiring 11/16/12	Goldman Sachs & Co.	MXN	5,546	418,502	428,647	10,145
Nigerian Naira,
Expiring 11/16/12	Morgan Stanley	NGN	107,445	671,531	683,492	11,961
Philippine Peso,
Expiring 11/16/12	Deutsche Bank	PHP	56,831	1,361,548	1,360,871	(677)
Russian Ruble,
Expiring 11/16/12	Credit Suisse First Boston Corp.	RUB	41,118	1,330,000	1,307,294	(22,706)
Expiring 11/16/12	Deutsche Bank	RUB	28,484	883,288	905,614	22,326
Turkish Lira,
Expiring 11/16/12	Credit Suisse First Boston Corp.	TRY	2,450	1,344,450	1,353,531	9,081
Expiring 11/16/12	JPMorgan Chase	TRY	1,393	769,444	769,754	310

				$9,970,486	$10,008,610	$38,124

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 11/16/12	Barclays Capital Group	BRL	8,220	$4,020,000	$4,029,074	$(9,074)
Expiring 11/16/12	JPMorgan Chase	BRL	17,373	8,476,815	8,515,894	(39,079)
Euro,
Expiring 11/16/12	Royal Bank of Scotland	EUR	524	677,138	673,710	3,428
Expiring 12/10/12	Bank of New York Mellon	EUR	531	685,028	683,087	1,941
Expiring 12/10/12	Bank of New York Mellon	EUR	307	397,715	394,258	3,457
Expiring 12/10/12	Bank of New York Mellon	EUR	299	388,616	384,652	3,964
Expiring 12/10/12	Bank of New York Mellon	EUR	56	72,067	71,837	230
Expiring 12/10/12	Bank of New York Mellon	EUR	53	69,701	68,245	1,456
Expiring 12/10/12	Deutsche Bank	EUR	281	361,419	361,556	(137)
Expiring 12/10/12	Deutsche Bank	EUR	110	140,782	141,468	(686)
Expiring 12/10/12	Goldman Sachs & Co.	EUR	106	138,747	136,573	2,174
Expiring 12/10/12	JPMorgan Chase	EUR	202	262,830	260,483	2,347
Expiring 12/10/12	JPMorgan Chase	EUR	190	244,629	244,354	275
Expiring 12/10/12	Royal Bank of Scotland	EUR	186	243,098	239,492	3,606
Expiring 12/10/12	UBS Securities	EUR	8,092	10,209,352	10,406,914	(197,562)

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Hong Kong Dollar,
Expiring 10/04/12	Bank of New York Mellon	HKD	282	$36,416	$36,417	$(1)
Indonesia Rupiah,
Expiring 10/22/12	Deutsche Bank	IDR	4,611,360	479,850	480,390	(540)
Mexican Peso,
Expiring 11/16/12	Bank of America	MXN	29,077	2,247,411	2,247,436	(25)
Expiring 11/16/12	Bank of New York Mellon	MXN	3,348	248,439	258,813	(10,374)
Russian Ruble,
Expiring 11/16/12	Deutsche Bank	RUB	39,757	1,227,257	1,264,014	(36,757)
Swiss Franc,
Expiring 11/13/12	Royal Bank of Scotland	CHF	1,274	1,319,701	1,355,797	(36,096)
Expiring 11/13/12	State Street Bank	CHF	188	196,708	199,505	(2,797)
Turkish Lira,
Expiring 11/16/12	Bank of New York Mellon	TRY	1,938	1,047,920	1,070,887	(22,967)
Expiring 11/16/12	Deutsche Bank	TRY	4,784	2,645,301	2,643,421	1,880
Expiring 11/16/12	JPMorgan Chase	TRY	623	340,251	344,241	(3,990)
Expiring 11/16/12	Morgan Stanley	TRY	1,975	1,090,000	1,091,339	(1,339)

				$37,267,191	$37,603,857	$(336,666)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2012.

AST T. ROWE PRICE ASSET ALLOCATION PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.
Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$4,201,409,980	$378,572,197	$—
Preferred Stocks	17,103,555	—	—
Rights	—	—	—
Asset-Backed Securities	—	55,999,970	—
Commercial Mortgage-Backed Securities	—	75,873,741	—
Corporate Obligations	—	840,281,105	—
Foreign Government Bonds	—	169,165,070	—
Municipal Bonds	—	85,352,299	—
Residential Mortgage-Backed Securities	—	10,921,201	—
U.S. Government Agency Obligations	—	605,265,777	—
U.S. Treasury Obligations	—	367,374,928	—
Affiliated Money Market Mutual Fund	819,147,754	—	—
Other Financial Instruments*
Futures Contracts	(572,477)	—	—
Foreign Forward Currency Contracts	—	(298,542)	—

Total	$5,037,088,812	$2,588,507,746	$—

Fair Value of Level 2 investments at 12/31/11 was $1,222,694,295. An amount of $186,145,038 was transferred from Level 1 into Level 2 at 9/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.3%
COMMON STOCKS — 94.8%
Advertising — 0.3%
WPP PLC (United Kingdom)	486,614	$6,612,393

Aerospace & Defense — 1.2%
Boeing Co. (The)	239,800	16,694,876
Lockheed Martin Corp.	113,000	10,551,940

		27,246,816

Agriculture — 0.7%
Archer-Daniels-Midland Co.	585,800	15,922,044

Airlines — 0.6%
United Continental Holdings, Inc.*(a)	653,000	12,733,500

Auto Parts & Equipment — 0.4%
Johnson Controls, Inc.	325,000	8,905,000

Automobile Manufacturers — 0.3%
Ford Motor Co.(a)	761,600	7,509,376

Banks — 8.0%
Bank of New York Mellon Corp. (The)(a)	518,100	11,719,422
Capital One Financial Corp.	253,400	14,446,334
Morgan Stanley	352,900	5,907,546
Northern Trust Corp.	406,900	18,886,264
PNC Financial Services Group, Inc.	295,200	18,627,120
Regions Financial Corp.	1,024,800	7,388,808
SunTrust Banks, Inc.	682,300	19,288,621
U.S. Bancorp	1,096,900	37,623,670
Wells Fargo & Co.	1,193,400	41,208,102

		175,095,887

Beverages — 1.2%
Molson Coors Brewing Co. (Class B
Stock)(a)	187,200	8,433,360
PepsiCo, Inc.	265,300	18,775,281

		27,208,641

Biotechnology — 0.6%
Amgen, Inc.	152,300	12,841,936

Building Materials — 0.7%
Masco Corp.(a)	672,900	10,127,145
USG Corp.*(a)	276,200	6,062,590

		16,189,735

Chemicals — 0.5%
E.I. du Pont de Nemours & Co.	213,500	10,732,645

Coal — 0.6%
CONSOL Energy, Inc.(a)	471,600	14,171,580

Computer Hardware — 0.9%
Dell, Inc.	1,232,000	12,147,520
Hewlett-Packard Co.	465,700	7,944,842

		20,092,362

Computer Services & Software — 0.8%
Computer Sciences Corp.	516,000	16,620,360

Cosmetics/Personal Care — 0.9%
Avon Products, Inc.(a)	791,400	12,622,830
Procter & Gamble Co. (The)	90,300	6,263,208

		18,886,038

Distribution/Wholesale — 0.5%
Genuine Parts Co.(a)	175,300	10,698,559

	Shares	Value
COMMON STOCKS (Continued)
Diversified Financial Services — 2.4%
American Express Co.	604,200	$34,354,812
Och-Ziff Capital Management Group LLC (Class A Stock)(a)	289,900	2,800,434
SLM Corp.	943,400	14,830,248

		51,985,494

Diversified Machinery — 0.3%
Xylem, Inc.	245,100	6,164,265

Diversified Manufacturing — 4.3%
3M Co.	321,600	29,722,272
Cooper Industries PLC (Ireland)	279,400	20,971,764
Illinois Tool Works, Inc.	450,600	26,797,182
Ingersoll-Rand PLC (Ireland)	286,700	12,849,894
ITT Corp.	157,300	3,169,595

		93,510,707

Electric — 5.1%
AES Corp. (The)*	316,900	3,476,393
Duke Energy Corp.	432,310	28,013,688
Entergy Corp.	339,500	23,527,350
Exelon Corp.	627,800	22,337,124
FirstEnergy Corp.	205,400	9,058,140
Pinnacle West Capital Corp.	138,700	7,323,360
TECO Energy, Inc.(a)	212,600	3,771,524
Xcel Energy, Inc.	525,500	14,561,605

		112,069,184

Electronic Components & Equipment — 5.4%
Emerson Electric Co.	478,700	23,106,849
Energizer Holdings, Inc.	86,700	6,468,687
General Electric Co.	2,826,300	64,185,273
Honeywell International, Inc.	398,900	23,834,275

		117,595,084

Electronic Equipment & Instruments — 1.2%
Thermo Fisher Scientific, Inc.	451,700	26,573,511

Entertainment — 0.3%
Madison Square Garden Co. (The) (Class A Stock)*	188,600	7,594,922

Financial – Bank & Trust — 0.9%
Bank of America Corp.	2,347,500	20,728,425

Financial Services — 3.0%
JPMorgan Chase & Co.	1,288,500	52,158,480
Legg Mason, Inc.	539,900	13,324,732

		65,483,212

Food — 2.1%
Campbell Soup Co.(a)	525,400	18,294,428
ConAgra Foods, Inc.	480,400	13,254,236
Kellogg Co.	93,600	4,835,376
McCormick & Co., Inc.	164,300	10,193,172

		46,577,212

Gas — 1.1%
NiSource, Inc.	905,300	23,067,044

Healthcare Products — 1.3%
Johnson & Johnson(a)	418,900	28,866,399

Healthcare Services — 0.6%
Quest Diagnostics, Inc.	194,800	12,356,164

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Home Furnishings — 1.2%
Whirlpool Corp.	306,400	$25,403,624

Household Products/Wares — 1.6%
Avery Dennison Corp.	214,400	6,822,208
Clorox Co. (The)	298,800	21,528,540
Kimberly-Clark Corp.	89,900	7,711,622

		36,062,370

Insurance — 4.7%
Allstate Corp. (The)	688,200	27,259,602
Chubb Corp. (The)	129,800	9,901,144
Lincoln National Corp.	441,900	10,689,561
Loews Corp.	177,800	7,336,028
Marsh & McLennan Cos., Inc.	688,600	23,364,198
Sun Life Financial, Inc. (Canada)	337,300	7,835,479
Willis Group Holdings PLC (Ireland)	255,631	9,437,897
XL Group PLC (Ireland)	277,900	6,677,937

		102,501,846

Iron/Steel — 1.3%
Cliffs Natural Resources, Inc.(a)	249,000	9,743,370
Nucor Corp.	502,500	19,225,650

		28,969,020

Leisure — 0.8%
Carnival Corp. (Panama)	319,900	11,657,156
Harley-Davidson, Inc.	128,800	5,457,256

		17,114,412

Lodging — 0.3%
Marriott International, Inc. (Class A Stock)(a)	174,600	6,826,860

Media — 5.0%
Cablevision Systems Corp. (Class A Stock)(a)	597,100	9,464,035
Comcast Corp. (Class A Stock)	384,700	13,760,719
McGraw-Hill Cos., Inc. (The)	378,300	20,651,397
New York Times Co. (The) (Class A Stock)*(a)	608,300	5,937,008
Time Warner, Inc.(a)	723,000	32,773,590
Walt Disney Co. (The)	493,700	25,810,636

		108,397,385

Metals & Mining — 1.1%
Newmont Mining Corp.	87,900	4,923,279
Vulcan Materials Co.	387,400	18,324,020

		23,247,299

Oil & Gas — 11.1%
Anadarko Petroleum Corp.	287,600	20,108,992
BP PLC (United Kingdom), ADR	289,200	12,250,512
Chevron Corp.	529,900	61,765,144
ConocoPhillips(a)	145,900	8,342,562
Diamond Offshore Drilling, Inc.(a)	248,400	16,347,204
Exxon Mobil Corp.	547,800	50,096,310
Hess Corp.	130,800	7,026,576
Murphy Oil Corp.	417,000	22,388,730
Petroleo Brasileiro SA (Brazil), ADR	315,600	7,239,864
Royal Dutch Shell PLC (United Kingdom), ADR	525,700	36,488,837

		242,054,731

Oil & Gas Services — 1.0%
Schlumberger Ltd. (Netherlands)	296,000	21,409,680

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products — 1.8%
International Paper Co.	794,800	$28,867,136
MeadWestvaco Corp.	359,800	11,009,880

		39,877,016

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	530,300	17,897,625
Merck & Co., Inc.	599,100	27,019,410
Pfizer, Inc.	1,111,000	27,608,350

		72,525,385

Pipelines — 0.4%
Spectra Energy Corp.	281,900	8,276,584

Real Estate Investment Trust — 0.7%
Weyerhaeuser Co.	587,600	15,359,864

Retail — 2.2%
Kohl’s Corp.	383,900	19,663,358
Macy’s, Inc.	333,600	12,550,032
Staples, Inc.	1,156,500	13,322,880
Tiffany & Co.	41,300	2,555,644

		48,091,914

Semiconductors — 1.8%
Analog Devices, Inc.	370,500	14,519,895
Applied Materials, Inc.	1,129,600	12,611,984
First Solar, Inc.*(a).	142,500	3,155,662
Texas Instruments, Inc.(a)	342,900	9,446,895

		39,734,436

Software — 1.3%
Microsoft Corp.	984,300	29,312,454

Telecommunications — 6.7%
AT&T, Inc.	1,139,400	42,955,380
CenturyLink, Inc.	308,700	12,471,480
Cisco Systems, Inc.	883,700	16,869,833
Corning, Inc.	1,024,900	13,477,435
Harris Corp.	459,800	23,550,956
Nokia OYJ (Finland), ADR(a)	1,311,100	3,369,527
Telefonica SA (Spain)	464,011	6,186,376
Verizon Communications, Inc.	443,400	20,205,738
Vodafone Group PLC (United Kingdom)	2,830,479	8,032,953

		147,119,678

Toys/Games/Hobbies — 1.4%
Hasbro, Inc.(a)	219,900	8,393,583
Mattel, Inc.	600,800	21,316,384

		29,709,967

Transportation — 0.9%
United Parcel Service, Inc. (Class B Stock)	268,600	19,223,702

TOTAL COMMON STOCKS (cost $1,981,994,613)		2,075,256,722

PREFERRED STOCK — 0.5%
Automobile Manufacturers
General Motors Co., Series B, 4.750%(a) (cost $11,616,503)	271,850	10,134,568

TOTAL LONG-TERM INVESTMENTS (cost $1,993,611,116)		2,085,391,290

AST T. ROWE PRICE EQUITY INCOME PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT — 15.2%
AFFILIATED MONEY MARKET MUTUAL
FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $332,293,657; includes $225,718,814 of cash collateral for securities on loan)(b)(w)	332,293,657	$332,293,657

TOTAL INVESTMENTS — 110.5% (cost $2,325,904,773)		2,417,684,947
Liabilities in excess of other assets — (10.5)%		(229,842,169)

NET ASSETS — 100.0%		$2,187,842,778

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $218,367,472; cash collateral of $225,718,814 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.
Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,075,256,722	$—	$—
Preferred Stock	10,134,568	—	—
Affiliated Money Market Mutual Fund	332,293,657	—	—

Total	$2,417,684,947	$—	$—

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 94.8%
ASSET-BACKED SECURITIES — 1.4%
Ally Auto Receivables Trust,
Series 2009-B, Class C, 144A
4.060%	05/16/16(g)	Aaa	$405	$417,396
Series 2012-A, Class C, 144A
2.400%	11/15/17(g)	A1	145	149,046
Series 2012-SN1, Class A4
0.700%	12/21/15	AAA(d)	155	154,989
AmeriCredit Automobile Receivables Trust,
Series 2012-2, Class B
2.730%	03/09/15	Aaa	245	247,141
Cabela’s Master Credit Card Trust,
Series 2011-2A, Class A1, 144A
2.390%	06/17/19(g)	AAA(d)	280	295,280
Series 2012-2A, Class A1, 144A
1.450%	06/15/20(g)	AAA(d)	290	293,451
Chase Funding Mortgage Loan Asset-Backed Certificates,
Series 2002-2, Class 1M1
5.599%	09/25/31	Caa1	18	13,068
Series 2003-1, Class 1A6
4.458%	03/25/14	Ba1	42	42,528
CIT Equipment Collateral,
Series 2012-VT1, Class A3, 144A
1.100%	08/22/16(g)	Aaa	120	120,373
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.822%(c)	01/25/34	Caa3	59	41,343
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2, 144A
5.216%	01/25/42(g)	Baa1	829	923,877
Ford Credit Auto Lease Trust,
Series 2012-A, Class A4
1.030%	04/15/15	Aaa	100	100,716
Series 2012-B, Class B, 144A
1.100%	12/15/15(g)	Aa2	100	99,991
Series 2012-B, Class C, 144A
1.500%	03/15/17(g)	A2	100	99,979
Ford Credit Floorplan Master Owner Trust,
Series 2010-3, Class C, 144A
4.990%	02/15/17(g)	Aa3	190	203,241
GE Capital Credit Card Master Note Trust,
Series 2012-2, Class A
2.220%	01/15/22	Aaa	215	221,664
Series 2012-6, Class B
1.830%	08/17/20	AA-(d)	655	660,854
GE Dealer Floorplan Master Note Trust,
Series 2011-1, Class A
0.819%(c)	07/20/16	Aaa	365	367,348
Huntington Auto Trust,
Series 2011-1A, Class C, 144A
2.530%	03/15/17(g)	A2	170	173,989
Series 2012-1, Class A4
1.180%	06/15/17	Aaa	270	274,177
Hyundai Auto Lease Securitization Trust 2011-A,
Series 2012-A, Class A4, 144A
1.050%	04/17/17(g)	Aaa	120	121,401
Marriott Vacation Club Owner Trust,
Series 2006-1A, Class A, 144A
5.737%	04/20/28(g)	Aaa	108	109,896

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Series 2006-2A, Class A, 144A
5.362%	10/20/28(g)	Aaa	$28	$28,134
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.967%(c)	09/25/35	Baa1	36	31,937
Motor PLC (United Kingdom),
Series 12A, Class A1C, 144A
1.286%	02/25/20(g)	Aaa	250	250,425
Nordstrom Private Label Credit Card Master Note Trust,
Series 2011-1A, Class A, 144A
2.280%	11/15/19(g)	Aaa	405	422,042
SMART Trust (Australia),
Series 2011-1USA, Class A3A, 144A
1.770%	10/14/14(g)	Aaa	164	164,888
Series 2011-2USA, Class A3A, 144A
1.540%	03/14/15(g)	Aaa	135	135,819
Series 2012-2USA, Class A4A, 144A
2.060%	03/14/18(g)	Aaa	250	253,812
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%	08/25/36	Aa3	48	47,462
Volkswagen Auto Lease Trust,
Series 2012-A, Class A4
1.060%	05/22/17	AAA(d)	235	238,155
World Financial Network Credit Card Master Trust,
Series 2010-A, Class A
3.960%	04/15/19	AAA(d)	195	210,887

TOTAL ASSET-BACKED SECURITIES (cost $6,716,521)				6,915,309

COMMERCIAL MORTGAGE-BACKED
SECURITIES — 1.8%
American Tower Trust,
Series 2007-1A, Class D, 144A
5.957%	04/15/37(g)	Baa2	260	271,484
Banc of America Merrill Lynch Commercial Mortgage, Inc.,
Series 2005-3, Class A2
4.501%	07/10/43	Aaa	110	110,022
Series 2007-5, Class A4
5.492%	02/10/51	A+(d)	525	613,186
Series 2008-1, Class A4
6.205%(c)	02/10/51	Aaa	800	969,085
Bear Stearns Commercial Mortgage Securities,
Series 2002-TOP8, Class A2
4.830%	08/15/38	AAA(d)	51	50,591
Series 2005-PWR9, Class AAB
4.804%	09/11/42	Aaa	289	302,383
Series 2007-PW17, Class A4
5.694%(c)	06/11/50	A+(d)	335	393,478
Citigroup/Deutsche Bank Commercial Mortgage Trust,
Series 2006-CD3, Class AAB
5.608%	10/15/48	Aaa	305	313,056
Commercial Mortgage Pass-Through Certificates,
Series 2007-C9, Class A4
5.801%(c)	12/10/49	Aaa	700	833,416
JPMorgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP4, Class ASB
4.824%(c)	10/15/42	Aaa	476	495,216
Series 2006-CB14, Class A4
5.481%(c)	12/12/44	Aaa	455	512,889

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
COMMERCIAL MORTGAGE-BACKED
SECURITIES (Continued)
Series 2006-LDP9, Class A3
5.336%	05/15/47	Aa3	$745	$850,588
Series 2011-C3, Class B, 144A
5.013%(c)	02/15/46(g)	AA(d)	110	121,916
Series 2012-C8, Class A3
2.829%	10/15/45	NR	295	301,688
LB-UBS Commercial Mortgage Trust,
Series 2006-C7, Class A3
5.347%	11/15/38	AAA(d)	298	344,109
Series 2007-C2, Class A3
5.430%	02/15/40	A-(d)	360	411,825
Series 2008-C1, Class AM
6.325%(c)	04/15/41	Aa3	55	61,882
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%(c)	08/12/43	A2	200	217,854
Morgan Stanley Capital I, Inc.,
Series 2008-T29, Class A4
6.278%(c)	01/11/43	AA(d)	608	744,047
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C24, Class A3
5.558%(c)	03/15/45	Aaa	436	496,821
WF-RBS Commercial Mortgage Trust,
Series 2011-C2, Class B, 144A
5.174%(c)	02/15/44(g)	Aa2	235	268,048

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $7,972,975)				8,683,584

CORPORATE OBLIGATIONS — 12.4%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	03/15/22	Baa3	90	94,280
10.000%	07/15/17	Baa3	405	450,056
Omnicom Group, Inc.,
Gtd. Notes
4.450%	08/15/20	Baa1	220	244,856
6.250%	07/15/19	Baa1	80	98,120
Sr. Unsec’d. Notes
3.625%	05/01/22	Baa1	185	195,397

				1,082,709

Aerospace & Defense — 0.2%
Kratos Defense & Security Solutions, Inc.,
Sr. Sec’d. Notes
10.000%	06/01/17	B3	400	432,000
L-3 Communications Corp.,
Gtd. Notes
4.750%	07/15/20	Baa3	275	303,612
United Technologies Corp.,
Sr. Unsec’d. Notes
4.500%	06/01/42	A2	305	341,839

				1,077,451

Airlines — 0.2%
Continental Airlines 2009-1 Pass-Through Trust,
Pass-Through Certificates
9.000%	01/08/18	Baa2	133	153,503

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Airlines (cont’d.)
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22(a)	Baa2		$62	$66,530
Continental Airlines 2012-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.150%	10/11/25(a)	Baa2		55	56,375
Continental Airlines, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	09/15/15(g)	Ba2		225	235,969
Delta Air Lines 2009-1 Class A Pass-Through Trust,
Series 29-1, Pass-Through Certificates
7.750%	06/17/21(g)	Baa2		62	70,374
Delta Air Lines 2010-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.950%	11/23/20	Baa2		55	59,234
Delta Air Lines 2011-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.300%	10/15/20	Baa2		37	40,402
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	03/01/17	Baa3		190	212,711

					895,098

Biotechnology — 0.1%
Life Technologies Corp.,
Sr. Unsec’d. Notes
3.500%	01/15/16	Ba1		340	357,874

Building Materials
Cemex Finance LLC,
Sr. Sec’d. Notes
9.500%	12/14/16	B-(d)		100	104,000

Business Services
Manpower, Inc.,
Sr. Unsec’d. Notes, MTN
4.750%	06/14/13	Baa3	EUR	150	196,512

Chemicals — 0.1%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/20(a)	Baa3		355	390,589

Commercial Services
Verisk Analytics, Inc.,
Gtd. Notes
5.800%	05/01/21	Ba1		115	129,129

Computer Services & Software — 0.2%
First Data Corp.,
Sr. Sec’d. Notes, 144A
7.375%	06/15/19(g)	B1		325	335,156
8.875%	08/15/20(g)	B1		75	81,750
Fiserv, Inc.,
Gtd. Notes
3.125%	06/15/16	Baa2		85	89,381
3.500%	10/01/22	Baa2		150	150,036
Hewlett-Packard Co.,
Sr. Unsec’d. Notes
3.000%	09/15/16	A2		305	315,210

					971,533

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Containers & Packaging
Rock-Tenn Co.,
Gtd. Notes, 144A
4.000%	03/01/23(g)	Ba1	$115	$116,858

Electric — 0.4%
Alabama Power Co.,
Sr. Unsec’d. Notes
3.375%	10/01/20	A2	160	175,720
Dominion Resources, Inc.,
Sr. Unsec’d. Notes
2.750%	09/15/22	Baa2	155	155,981
Duke Energy Corp.,
Sr. Unsec’d. Notes
1.625%	08/15/17	Baa2	150	150,463
FirstEnergy Corp.,
Sr. Unsec’d. Notes
7.375%	11/15/31	Baa3	255	334,016
FirstEnergy Solutions Corp.,
Gtd. Notes
4.800%	02/15/15	Baa3	155	166,629
NRG Energy, Inc.,
Gtd. Notes, 144A
6.625%	03/15/23(a)(g)	B1	50	51,125
NV Energy, Inc.,
Sr. Unsec’d. Notes
6.250%	11/15/20(a)	Ba2	325	375,556
Oncor Electric Delivery Co. LLC,
Sr. Sec’d. Notes
4.550%	12/01/41	Baa1	130	126,592
TECO Finance, Inc.,
Gtd. Notes
5.150%	03/15/20	Baa3	170	198,097

				1,734,179

Electronic Components & Equipment — 0.1%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
3.200%	10/01/22	Baa2	85	85,803
Energizer Holdings, Inc.,
Gtd. Notes
4.700%	05/24/22	Baa3	240	254,563

				340,366

Entertainment & Leisure — 0.2%
Ameristar Casinos, Inc.,
Gtd. Notes
7.500%	04/15/21(a)	B3	75	80,625
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
3.875%	08/15/16	Baa2	310	329,770
Regal Cinemas Corp.,
Gtd. Notes
8.625%	07/15/19	B2	125	138,750
Regal Entertainment Group,
Gtd. Notes
9.125%	08/15/18(a)	B3	400	447,000

				996,145

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Environmental Control — 0.1%
Republic Services, Inc.,
Gtd. Notes
3.550%	06/01/22	Baa3		$230	$241,777
5.700%	05/15/41	Baa3		305	362,668

					604,445

Farming & Agriculture — 0.2%
Altria Group, Inc.,
Gtd. Notes
4.750%	05/05/21	Baa1		250	286,017
9.250%	08/06/19	Baa1		210	298,181
Bunge Ltd. Finance Corp.,
Gtd. Notes
3.200%	06/15/17	Baa2		145	152,020
4.100%	03/15/16	Baa2		85	91,092
Bunge NA Finance LP,
Gtd. Notes
5.900%	04/01/17	Baa2		170	193,791

					1,021,101

Financial – Bank & Trust — 1.1%
Bank of America Corp.,
Sr. Unsec’d. Notes
3.875%	03/22/17	Baa2		410	441,217
5.625%	07/01/20	Baa1		335	382,004
6.500%	08/01/16	Baa1		400	462,604
Sr. Unsec’d. Notes, MTN
4.625%	08/07/17	Baa2	EUR	250	352,438
5.500%	12/04/19	Baa2	GBP	80	145,618
7.000%	06/15/16	Baa2	EUR	150	225,379
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.125%	07/15/14	Baa1		225	229,582
2.150%	03/23/15	Baa1		140	143,548
FIA Card Services NA,
Sub. Notes
7.125%	11/15/12	A3		80	80,599
Fifth Third Bancorp,
Sr. Unsec’d. Notes
3.500%	03/15/22	Baa1		115	122,599
3.625%	01/25/16	Baa1		75	80,906
Sub. Notes
8.250%	03/01/38	Baa2		190	275,197
International Lease Finance Corp.,
Sr. Unsec’d. Notes
8.625%	09/15/15	B1		375	427,031
Sr. Unsec’d. Notes, MTN
6.625%	11/15/13	B1		200	209,000
KeyCorp,
Sr. Unsec’d. Notes, MTN
3.750%	08/13/15	Baa1		130	140,218
5.100%	03/24/21	Baa1		80	93,552
PNC Funding Corp.,
Bank Gtd. Notes
3.300%	03/08/22(a)	A3		485	519,798
5.625%	02/01/17	Baa1		195	224,492
Regions Financial Corp.,
Sr. Unsec’d. Notes
5.750%	06/15/15	Ba3		65	69,792

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Financial – Bank & Trust (cont’d.)
SunTrust Banks, Inc.,
Sr. Unsec’d. Notes
3.600%	04/15/16	Baa1		$145	$154,913
U.S. Bancorp,
Jr. Sub. Notes
3.442%	02/01/16	A2		225	236,258
UnionBanCal Corp.,
Sr. Unsec’d. Notes
3.500%	06/18/22	A3		25	26,441
US Bancorp,
Sub. Notes, MTN
2.950%	07/15/22	A1		140	141,332
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.500%	03/08/22(a)	A2		135	143,972

					5,328,490

Financial Services — 2.5%
Air Lease Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	01/15/16(a)(g)	NR		325	325,000
Ally Financial, Inc.,
Gtd. Notes
8.000%	03/15/20	B1		275	321,750
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
7.300%	06/28/19	A3		185	237,253
Citigroup, Inc.,
Sr. Unsec’d. Notes
4.587%	12/15/15	A3		35	37,976
5.375%	08/09/20	A3		175	202,321
6.125%	05/15/18	A3		190	224,925
Sr. Unsec’d. Notes, MTN
3.500%	08/05/15	A3	EUR	150	202,684
5.000%	08/02/19	A3	EUR	120	173,312
6.250%	09/02/19	A3	GBP	70	133,176
Sub. Notes
4.750%(c)	02/10/19	Baa1	EUR	70	82,487
Sub. Notes, MTN
0.857%(c)	05/31/17	Baa3	EUR	100	113,406
Unsec’d. Notes
8.500%	05/22/19	A3		265	350,464
CNH Capital LLC,
Gtd. Notes, 144A
6.250%	11/01/16(g)	Ba2		150	162,937
Crown Castle Towers LLC,
Sr. Sec’d. Notes, 144A
6.113%	01/15/40(g)	A2		283	340,841
E*Trade Financial Corp.,
Sr. Unsec’d. Notes
6.750%	06/01/16	B2		400	421,000
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.250%	01/10/14(g)	Baa1		90	91,163
5.250%	10/01/20(g)	Baa1		125	142,128
Sr. Notes, 144A
4.500%	08/16/21(g)	Baa1		65	71,021

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.750%	02/01/21	Ba1		$805	$901,656
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN
5.875%	01/14/38	Aa2		420	500,498
Sub. Notes
5.300%	02/11/21	Aa3		400	459,027
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.625%	02/07/16	A1		70	73,842
5.125%	10/16/14	Aa3	EUR	50	68,615
5.750%	01/24/22(a)	A3		385	443,472
6.150%	04/01/18	A1		235	274,287
7.500%	02/15/19	A1		130	161,225
Sr. Unsec’d. Notes, MTN
4.500%	01/30/17	A1	EUR	250	343,903
6.375%	05/02/18	A3	EUR	60	89,848
GTP Acquisition Partners I LLC,
Asset-Backed, 144A
4.347%	06/15/41(g)	A2		70	73,855
HSBC Bank USA NA,
Sub. Notes
4.625%	04/01/14	A1		145	152,068
Hyundai Capital America,
Gtd. Notes
4.000%	06/08/17	Baa2		200	215,597
Jefferies Group, Inc.,
Sr. Unsec’d. Notes
3.875%	11/09/15	Baa2		215	216,344
5.875%	06/08/14	Baa2		126	134,190
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.500%	01/24/22	A2		95	105,379
6.300%	04/23/19	Aa3		795	977,310
Sr. Unsec’d. Notes, MTN
5.250%	01/14/15	A2	EUR	200	281,788
Sub. Notes, MTN
4.375%(c)	11/12/19	A1	EUR	150	187,939
Morgan Stanley,
Sr. Unsec’d. Notes
3.450%	11/02/15	A2		115	117,847
3.800%	04/29/16	A2		190	196,335
4.000%	07/24/15	A2		320	332,860
Sr. Unsec’d. Notes, MTN
5.000%	05/02/19	A2	EUR	200	272,173
5.125%	11/30/15	A2	GBP	150	254,859
5.500%	10/02/17	A2	EUR	250	351,380
6.000%	04/28/15	A2		200	216,750
New York Life Global Funding,
Sr. Unsec’d. Notes, MTN
4.375%	01/19/17	Aaa	EUR	150	214,788
Raymond James Financial, Inc.,
Sr. Unsec’d. Notes
4.250%	04/15/16	Baa2		50	53,014
SLM Corp.,
Sr. Notes, MTN
6.250%	01/25/16	Ba1		110	119,350
Sr. Unsec’d. Notes, MTN

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Financial Services (cont’d.)
8.450%	06/15/18	Ba1		$130	$152,258
Unsec’d. Notes, MTN
6.000%	01/25/17	Ba1		285	310,294
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN
4.000%	12/07/17	Aa3	GBP	25	44,810

					11,931,405

Food — 0.3%
Ahold Finance USA LLC,
Gtd. Notes, MTN
6.500%	03/14/17	Baa3	GBP	100	187,748
Del Monte Corp.,
Gtd. Notes
7.625%	02/15/19(a)	B3		175	180,031
Kraft Foods Group, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	06/06/22(g)	Baa2		335	353,958
5.000%	06/04/42(g)	Baa2		80	89,246
Kroger Co. (The),
Gtd. Notes
5.400%	07/15/40	Baa2		145	156,717
Sr. Unsec’d. Notes
5.000%	04/15/42	Baa2		110	115,448
Mondelez International, Inc.,
Gtd. Notes, MTN
7.250%	07/18/18	Baa2	GBP	70	142,447
Tyson Foods, Inc.,
Gtd. Notes
4.500%	06/15/22	Baa3		195	204,262

					1,429,857

Healthcare Services — 0.4%
Capella Healthcare, Inc.,
Gtd. Notes
9.250%	07/01/17	B3		175	186,594
HCA, Inc.,
Gtd. Notes
7.500%	02/15/22(a)	B3		400	453,000
Kaiser Foundation Hospitals,
Sr. Unsec’d. Notes
3.500%	04/01/22	A+(d)		160	169,459
Kindred Healthcare, Inc.,
Gtd. Notes
8.250%	06/01/19	B3		400	389,000
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
6.250%	11/01/18	B1		250	275,625
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.875%	10/15/20	A3		75	82,537
4.625%	11/15/41	A3		140	151,170
4.700%	02/15/21	A3		80	93,296
WellPoint, Inc.,
Sr. Unsec’d. Notes
3.300%	01/15/23	Baa2		185	187,115

					1,987,796

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Home Builders
NVR, Inc.,
Sr. Unsec’d. Notes
3.950%	09/15/22	Baa2		$120	$123,048

Hotels, Restaurants & Leisure — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.000%	03/01/19	Baa2		160	164,110
MGM Resorts International,
Gtd. Notes, 144A
6.750%	10/01/20(a)(g)	B3		150	150,000

					314,110

Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
4.250%	09/15/14	Baa1		185	195,363
4.875%	06/01/22	Baa1		235	264,835
6.400%	12/15/20	Baa1		50	60,905
6.797%	11/15/17	Baa1	EUR	100	151,794
Sr. Unsec’d. Notes, MTN
5.850%	01/16/18	Baa1		90	104,394
Berkshire Hathaway Finance Corp.,
Gtd. Notes
4.250%	01/15/21	Aa2		205	233,544
Berkshire Hathaway, Inc.,
Sr. Unsec’d. Notes
3.400%	01/31/22	Aa2		95	101,523
CNA Financial Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/20	Baa3		155	180,963
Lincoln National Corp.,
Sr. Unsec’d. Notes
4.850%	06/24/21	Baa2		110	119,465
Metropolitan Life Global Funding I,
Sr. Sec’d. Notes, MTN
4.625%	05/16/17	Aa3	EUR	150	217,472
Principal Financial Group, Inc.,
Gtd. Notes
3.300%	09/15/22	A3		35	35,394
6.050%	10/15/36	A3		175	212,655
Provident Cos., Inc.,
Sr. Unsec’d. Notes
7.000%	07/15/18	Baa3		115	131,295
Reinsurance Group of America, Inc.,
Sr. Unsec’d. Notes
5.000%	06/01/21	Baa1		170	181,217
5.625%	03/15/17	Baa1		45	50,761
6.450%	11/15/19	Baa1		95	110,327
Sun Life Financial Global Funding III LP,
Gtd. Notes, 144A
0.710%(c)	10/06/13(g)	A1		285	282,976
Unum Group,
Sr. Unsec’d. Notes
5.625%	09/15/20	Baa3		60	67,072
5.750%	08/15/42	Baa2		105	110,479

					2,812,434

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Machinery & Equipment
Roper Industries, Inc.,
Sr. Unsec’d. Notes
6.250%	09/01/19	Baa2		$150	$181,920

Manufacturing — 0.1%
GE Capital Trust IV,
Ltd. Gtd. Notes
4.625%(c)	09/15/66	Aa3	EUR	150	182,059
Koppers, Inc.,
Gtd. Notes
7.875%	12/01/19	B1		140	153,650

					335,709

Media — 0.6%
Comcast Corp.,
Gtd. Notes
3.125%	07/15/22(a)	Baa1		150	155,614
6.950%	08/15/37	Baa1		220	299,499
COX Communications, Inc.,
Sr. Unsec’d. Notes, 144A
8.375%	03/01/39(g)	Baa2		200	304,509
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
Gtd. Notes
2.400%	03/15/17	Baa2		200	205,351
5.875%	10/01/19	Baa2		140	164,675
Historic TW, Inc.,
Gtd. Notes
6.875%	06/15/18	Baa2		135	171,098
NBCUniversal Media LLC,
Sr. Unsec’d. Notes
2.875%	01/15/23	Baa2		125	125,701
5.150%	04/30/20	Baa2		285	337,749
News America, Inc.,
Gtd. Notes
6.150%	03/01/37	Baa1		150	179,756
6.150%	02/15/41	Baa1		240	298,772
TCM Sub LLC,
Gtd. Notes, 144A
3.550%	01/15/15(g)	Baa1		175	184,201
Time Warner Cable, Inc.,
Gtd. Notes
5.500%	09/01/41	Baa2		265	299,870
Time Warner, Inc.,
Gtd. Notes
6.500%	11/15/36	Baa2		65	82,477
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	11/01/20(g)	B2		275	294,250

					3,103,522

Metals & Mining — 0.5%
Allegheny Technologies, Inc.,
Sr. Unsec’d. Notes
5.950%	01/15/21	Baa3		325	358,750
Barrick North America Finance LLC,
Gtd. Notes
5.700%	05/30/41(a)	Baa1		315	360,702
CONSOL Energy, Inc.,
Gtd. Notes
8.000%	04/01/17	B1		225	235,125

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Metals & Mining (cont’d.)
Peabody Energy Corp.,
Gtd. Notes, 144A
6.000%	11/15/18(g)	Ba1	$200	$200,000
6.250%	11/15/21(g)	Ba1	200	199,000
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp.,
Gtd. Notes
8.250%	04/15/18	B2	175	180,688
Valmont Industries, Inc.,
Gtd. Notes
6.625%	04/20/20	Baa3	155	184,535
Vulcan Materials Co.,
Sr. Unsec’d. Notes
7.500%	06/15/21	Ba2	400	452,000

				2,170,800

Office Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
2.950%	03/15/17	Baa2	45	46,496
6.350%	05/15/18	Baa2	355	416,799

				463,295

Oil & Gas — 1.5%
Anadarko Petroleum Corp.,
Sr. Unsec’d. Notes
6.375%	09/15/17	Ba1	220	265,236
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22	A3	160	171,991
5.100%	09/01/40	A3	45	53,995
Berry Petroleum Co.,
Sr. Unsec’d. Notes
6.750%	11/01/20	B2	200	213,000
Bill Barrett Corp.,
Gtd. Notes
7.000%	10/15/22(a)	B1	400	411,000
Boardwalk Pipelines LP,
Gtd. Notes
5.750%	09/15/19	Baa2	190	208,698
Diamond Offshore Drilling, Inc.,
Sr. Unsec’d. Notes
5.700%	10/15/39	Baa1	205	269,780
EQT Corp.,
Sr. Unsec’d. Notes
4.875%	11/15/21	Baa2	310	326,012
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
3.875%	07/15/22(g)	Baa2	135	141,011
Hess Corp.,
Sr. Unsec’d. Notes
6.000%	01/15/40	Baa2	325	394,361
Murphy Oil Corp.,
Sr. Unsec’d. Notes
4.000%	06/01/22	Baa3	145	153,912
Nabors Industries, Inc.,
Gtd. Notes
4.625%	09/15/21	Baa2	165	177,356
9.250%	01/15/19	Baa2	170	222,482

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Oil & Gas (cont’d.)
Noble Energy, Inc.,
Sr. Unsec’d. Notes
6.000%	03/01/41	Baa2		$230	$278,424
NuStar Logistics LP,
Gtd. Notes
4.800%	09/01/20	Baa3		145	141,024
PDC Energy, Inc.,
Gtd. Notes, 144A
7.750%	10/15/22(g)	B3		275	275,000
Pemex Project Funding Master Trust,
Gtd. Notes
5.500%	02/24/25	Baa1	EUR	800	1,156,159
6.250%	08/05/13	Baa1	EUR	100	134,044
6.375%	08/05/16	Baa1	EUR	200	297,515
Gtd. Notes, MTN
7.500%	12/18/13	Baa1		GBP 160	276,041
Petrohawk Energy Corp.,
Gtd. Notes
7.250%	08/15/18	Baa3		110	124,969
Phillips 66,
Gtd. Notes, 144A
4.300%	04/01/22(g)	Baa1		215	235,394
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
3.950%	07/15/22	Baa3		180	191,210
Reliance Holdings USA, Inc.,
Gtd. Notes, 144A
4.500%	10/19/20(g)	Baa2		250	256,224
5.400%	02/14/22	Baa2		250	266,296
Rowan Cos., Inc.,
Gtd. Notes
5.000%	09/01/17	Baa3		245	270,251
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
5.900%	04/01/17(g)	Baa3		60	70,400
Southwest Gas Corp.,
Sr. Unsec’d. Notes
3.875%	04/01/22	Baa1		70	76,469
Valero Energy Corp.,
Gtd. Notes
6.125%	06/15/17	Baa2		145	175,452

					7,233,706

Paper & Forest Products — 0.1%
International Paper Co.,
Sr. Unsec’d. Notes
4.750%	02/15/22	Baa3		385	437,176

Pharmaceuticals — 0.1%
Express Scripts Holding Co.,
Gtd. Notes
3.125%	05/15/16	Baa3		180	191,949
6.250%	06/15/14	Baa3		90	98,039
Gtd. Notes, 144A
3.900%	02/15/22(g)	Baa3		130	141,629
Watson Pharmaceuticals, Inc.,
Sr. Unsec’d. Notes
3.250%	10/01/22	Baa3		175	177,286
4.625%	10/01/42	Baa3		70	71,762

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
CORPORATE OBLIGATIONS (Continued)
Pharmaceuticals (cont’d.)
				$680,665

Pipelines — 0.6%
Buckeye Partners LP,
Sr. Unsec’d. Notes
5.500%	08/15/19	Baa3	$160	172,912
6.050%	01/15/18	Baa3	115	128,956
El Paso Natural Gas Co. LLC,
Sr. Unsec’d. Notes
5.950%	04/15/17	Baa3	60	69,064
Enbridge Energy Partners LP,
Sr. Unsec’d. Notes
5.200%	03/15/20	Baa2	40	45,729
5.500%	09/15/40	Baa2	95	107,139
Energy Transfer Partners LP,
Sr. Unsec’d. Notes
5.200%	02/01/22	Baa3	200	221,861
Enterprise Products Operating LLC,
Gtd. Notes
5.950%	02/01/41	Baa3	195	230,670
Kinder Morgan Energy Partners LP,
Sr. Unsec’d. Notes
3.950%	09/01/22(a)	Baa2	290	311,524
4.150%	03/01/22	Baa2	55	59,416
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
4.250%	02/01/21	Baa2	30	32,774
ONEOK, Inc.,
Sr. Unsec’d. Notes
4.250%	02/01/22	Baa2	170	184,476
Plains All American Pipeline LP/PAA Finance Corp.,
Gtd. Notes
5.750%	01/15/20	Baa3	200	242,035
6.500%	05/01/18	Baa3	85	105,031
Regency Energy Partners LP/Regency Energy Finance Corp.,
Gtd. Notes
6.875%	12/01/18	B1	225	240,188
Southeast Supply Header LLC,
Sr. Notes, 144A
4.850%	08/15/14(g)	Baa3	130	136,361
Western Gas Partners LP,
Sr. Unsec’d. Notes
4.000%	07/01/22	Baa3	310	323,212
Williams Partners LP,
Sr. Unsec’d. Notes
4.125%	11/15/20	Baa3	240	260,451
6.300%	04/15/40	Baa3	170	212,809

				3,084,608

Real Estate — 0.1%
ProLogis LP,
Gtd. Notes
4.500%	08/15/17	Baa2	155	166,818
6.625%	12/01/19	Baa2	125	149,836
Regency Centers LP,
Gtd. Notes
5.875%	06/15/17	Baa2	85	98,206

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Real Estate (cont’d.)
WEA Finance LLC/WT Finance Aust Pty Ltd.,
Gtd. Notes, 144A
3.375%	10/03/22(g)	A2		$175	$173,971

					588,831

Real Estate Investment Trusts — 0.3%
American Tower Corp.,
Sr. Unsec’d. Notes
4.700%	03/15/22	Baa3		120	131,631
5.900%	11/01/21	Baa3		100	118,635
7.250%	05/15/19	Baa3		121	147,691
Federal Realty Investment Trust,
Sr. Unsec’d. Notes
5.900%	04/01/20	Baa1		20	23,812
Hospitality Properties Trust,
Sr. Unsec’d. Notes
5.625%	03/15/17	Baa2		150	162,307
Kilroy Realty LP,
Gtd. Notes
4.800%	07/15/18	Baa3		145	160,268
6.625%	06/01/20	Baa3		160	191,706
Ventas Realty LP/Ventas Capital Corp.,
Gtd. Notes
3.125%	11/30/15	Baa2		50	52,103
3.250%	08/15/22	Baa2		155	152,516
4.000%	04/30/19	Baa2		150	160,251

					1,300,920

Retail & Merchandising — 0.1%
Kohl’s Corp.,
Sr. Unsec’d. Notes
3.250%	02/01/23	Baa1		115	116,956
O’Reilly Automotive, Inc.,
Gtd. Notes
3.800%	09/01/22	Baa3		55	56,996
4.875%	01/14/21	Baa3		285	317,139

					491,091

Telecommunications — 0.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
5.875%	04/28/17	A2	GBP	100	189,743
6.550%	02/15/39	A2		655	887,847
CommScope, Inc.,
Gtd. Notes, 144A
8.250%	01/15/19(a)(g)	B3		200	216,000
PAETEC Holding Corp.,
Sr. Sec’d. Notes
8.875%	06/30/17	BB-(d)		200	217,000
SBA Telecommunications, Inc.,
Gtd. Notes
8.250%	08/15/19	B1		38	42,465
SBA Tower Trust,
MORTGAGE, 144A
2.933%	12/15/42(g)	A2		245	251,825
Sprint Nextel Corp.,
Gtd. Notes, 144A
9.000%	11/15/18(g)	Ba3		400	480,000

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
CORPORATE OBLIGATIONS (Continued)
Telecommunications (cont’d.)
ViaSat, Inc.,
Gtd. Notes
8.875%	09/15/16	B1		$125	$134,062

					2,418,942

Tobacco — 0.1%
Philip Morris International, Inc.,
Notes, MTN
5.875%	09/04/15	A2	EUR	100	146,892
Reynolds American, Inc.,
Gtd. Notes
7.625%	06/01/16	Baa3		230	277,145

					424,037

Transportation — 0.2%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
3.050%	09/01/22	A3		85	87,977
5.050%	03/01/41	A3		150	173,335
5.400%	06/01/41	A3		105	127,559
GATX Corp.,
Sr. Unsec’d. Notes
3.500%	07/15/16	Baa1		95	98,018
4.850%	06/01/21	Baa1		190	201,186
Union Pacific Corp.,
Sr. Unsec’d. Notes
4.750%	09/15/41	Baa2		240	270,588

					958,663

Utilities — 0.5%
Allegheny Energy Supply Co. LLC,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/39(g)	Baa3		160	168,942
Appalachian Power Co.,
Sr. Unsec’d. Notes
6.375%	04/01/36	Baa2		170	215,471
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
5.900%	10/01/16	Baa2		290	340,376
Constellation Energy Group, Inc.,
Gtd. Notes
5.150%	12/01/20	Baa3		270	317,352
Exelon Generation Co. LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39	A3		150	173,531
Massachusetts Electric Co.,
Sr. Unsec’d. Notes, 144A
5.900%	11/15/39(g)	A3		250	325,881
NiSource Finance Corp.,
Gtd. Notes
5.250%	02/15/43	Baa3		130	145,076
5.950%	06/15/41	Baa3		210	252,783
6.250%	12/15/40	Baa3		80	99,755
Tampa Electric Co.,
Sr. Unsec’d. Notes
6.150%	05/15/37	Baa1		230	306,280

					2,345,447

TOTAL CORPORATE OBLIGATIONS (cost $55,694,553)					60,164,461

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS — 52.8%
Australia — 0.5%
Australia & New Zealand Banking Group Ltd.,
Sub. Notes, MTN
5.125%	09/10/19	Aa2	EUR	100	$141,129
Commonwealth Bank of Australia,
Sr. Unsec’d. Notes, MTN
3.875%	12/14/15	Aa1	GBP	100	173,723
Sub. Notes, MTN
5.500%	08/06/19	Aa2	EUR	90	129,432
National Australia Bank Ltd.,
Sr. Unsec’d. Notes, MTN
4.750%	07/15/16	Aa2	EUR	100	144,609
5.375%	12/08/14	Aa1	GBP	100	175,224
New South Wales Treasury Corp.,
Local Gov’t. Gtd. Notes
6.000%	03/01/22	Aaa	AUD	739	907,628
Newcrest Finance Pty Ltd.,
Gtd. Notes, 144A
4.200%	10/01/22(g)	Baa2		$120	120,809
4.450%	11/15/21(g)	Baa2		275	281,933
Telstra Corp. Ltd.,
Sr. Unsec’d. Notes
6.125%	08/06/14	A2	GBP	30	52,588
Wesfarmers Ltd.,
Gtd. Notes, 144A
2.983%	05/18/16(g)	Baa1		135	141,097
Westpac Banking Corp.,
Sr. Unsec’d. Notes
4.250%	09/22/16	Aa1	EUR	150	214,242
Sr. Unsec’d. Notes, MTN
5.000%	10/21/19	Aa1	GBP	50	92,615

					2,575,029

Austria — 0.9%
Republic of Austria,
Sr. Unsec’d. Notes, 144A
3.400%	11/22/22(g)	Aaa	EUR	857	1,238,517
4.850%	03/15/26(g)	Aaa	EUR	598	982,337
6.250%	07/15/27(g)	Aaa	EUR	884	1,661,145
Sappi Papier Holding GmbH,
Sr. Sec’d. Notes
6.625%	04/15/18	Ba2	EUR	200	262,150
Telekom Finanzmanagement GmbH,
Gtd. Notes
6.375%	01/29/16	A3	EUR	85	124,685

					4,268,834

Belgium — 0.7%
Anheuser-Busch InBev NV,
Gtd. Notes, MTN
6.500%	06/23/17	A3	GBP	70	137,081
Belgium Government,
Bonds
4.250%	09/28/21	Aa3	EUR	2,287	3,394,146
Eni Finance International SA,
Gtd. Notes, MTN
5.000%	01/27/19	A3	GBP	25	44,261

					3,575,488

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Bermuda — 0.2%
Bacardi Ltd.,
Gtd. Notes, MTN
7.750%	04/09/14	Baa1	EUR	150	$212,281
Digicel Group Ltd.,
Sr. Unsec’d. Notes, 144A
8.250%	09/30/20	Caa1		$200	210,000
10.500%	04/15/18	Caa1		200	217,500
Holcim GB Finance Ltd.,
Gtd. Notes, MTN
8.750%	04/24/17	Baa2	GBP	50	99,285
Weatherford International Ltd.,
Gtd. Notes
4.500%	04/15/22	Baa2		30	31,375
6.750%	09/15/40	Baa2		250	282,050
9.625%	03/01/19	Baa2		40	52,065

					1,104,556

Brazil — 1.4%
Banco do Estado do Rio Grande do Sul,
Sub. Notes, 144A
7.375%	02/02/22	Ba1		200	223,233
BR Malls International Finance Ltd.,
Gtd. Notes
9.750%	11/29/49	BB(d)		100	99,750
Brazil Notas do Tesouro Nacional,
Series B, Bonds
6.000%	08/15/20	Baa2	BRL	1,089	1,352,960
Series B, Notes
6.000%	05/15/15	Baa3	BRL	893	1,039,405
6.000%	05/15/45	Baa2	BRL	144	198,282
6.000%	08/15/50	NR	BRL	700	974,484
Series F, Notes
10.000%	01/01/14	Baa3	BRL	3,072	1,552,278
Centrais Eletricas Brasileiras SA,
Sr. Unsec’d. Notes, 144A
5.750%	10/27/21(g)	Baa2		205	228,062
Itau Unibanco Holding SA,
Sub. Notes, 144A
5.650%	03/19/22	Baa2		200	209,500
Telemar Norte Leste SA,
Sr. Unsec’d. Notes
5.125%	12/15/17	Baa2	EUR	150	201,359
Votorantim Cimentos SA,
Gtd. Notes
5.250%	04/28/17	Baa3	EUR	50	69,155
Gtd. Notes, 144A
5.250%	04/28/17(g)	Baa3	EUR	100	138,310
7.250%	04/05/41	Baa3		400	431,000

					6,717,778

British Virgin Islands — 0.1%
CNOOC Finance 2012 Ltd.,
Gtd. Notes, 144A
3.875%	05/02/22	Aa3		200	212,128
Talent Yield Investments Ltd.,
Gtd. Notes, 144A
4.500%	04/25/22	Baa1		200	216,349

					428,477

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Canada — 3.5%
Bank of Nova Scotia,
Sr. Unsec’d. Notes
2.550%	01/12/17(a)	Aa1		$100	$105,814
Canadian Government,
Bonds
2.750%	06/01/22	Aaa	CAD	535	593,011
3.500%	06/01/13	Aaa	CAD	3,131	3,236,704
3.750%	06/01/19	Aaa	CAD	486	566,184
4.000%	06/01/16	Aaa	CAD	1,133	1,267,402
4.000%	06/01/17	Aaa	CAD	790	901,778
4.000%	06/01/41	Aaa	CAD	907	1,243,654
4.500%	06/01/15	Aaa	CAD	2,004	2,219,933
Canadian National Railway Co.,
Sr. Unsec’d. Notes
2.850%	12/15/21	A3		70	74,027
Canadian Natural Resources Ltd.,
Sr. Unsec’d. Notes
6.250%	03/15/38	Baa1		275	360,673
Province of British Columbia,
Notes
3.700%	12/18/20	Aaa	CAD	1,735	1,940,708
Province of Manitoba Canada,
Sr. Unsec’d. Notes
1.300%	04/03/17(a)	Aa1		320	328,128
Province of Quebec,
Bonds
5.000%	12/01/38	Aa2	CAD	913	1,162,401
Royal Bank of Canada,
Covered Bonds
4.625%	01/22/19	Aaa	EUR	1,540	2,327,530
Talisman Energy, Inc.,
Sr. Unsec’d. Notes
3.750%	02/01/21	Baa2		460	479,824
Teck Resources Ltd.,
Gtd. Notes
2.500%	02/01/18	Baa2		55	55,240
TransCanada PipeLines Ltd.,
Sr. Unsec’d. Notes
2.500%	08/01/22	A3		195	197,259

					17,060,270

Cayman Islands — 1.1%
Central China Real Estate Ltd.,
Sr. Sec’d. Notes
12.250%	10/20/15	B1		200	217,000
China Shanshui Cement Group Ltd.,
Gtd. Notes
8.500%	05/25/16	BB-(d)		200	202,000
Country Garden Holdings Co. Ltd.,
Sr. Unsec’d. Notes, 144A
11.125%	02/23/18	Ba3		200	217,500
DP World Sukuk Ltd.,
Unsec’d. Notes
6.250%	07/02/17	Baa3		100	109,100
ENN Energy Holdings Ltd.,
Sr. Unsec’d. Notes
6.000%	05/13/21	Baa3		200	224,442

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Cayman Islands (cont’d.)
IPIC GMTN Ltd.,
Gtd. Notes
5.875%	03/14/21	Aa3	EUR	100	$149,510
KWG Property Holding Ltd.,
Gtd. Notes
12.750%	03/30/16	B1		$200	217,225
Noble Holding International Ltd.,
Gtd. Notes
5.250%	03/15/42	Baa1		285	306,232
Odebrecht Finance Ltd.,
Gtd. Notes, 144A
5.125%	06/26/22(g)	Baa3		200	213,000
7.125%	06/26/42	Baa3		200	222,300
Pacific Life Funding LLC,
Sec’d. Notes, MTN
5.125%	01/20/15	A1	GBP	250	427,907
Petrobras International Finance Co.,
Gtd. Notes
5.750%	01/20/20	A3		75	85,485
5.875%	03/01/18	A3		240	273,423
7.875%	03/15/19	A3		65	81,645
Gtd. Notes, MTN
4.875%	03/07/18	A3	EUR	820	1,156,322
5.875%	03/07/22	A3	EUR	150	219,971
Principal Financial Global Funding II LLC,
Sr. Sec’d. Notes, MTN
4.500%	01/26/17	Aa3	EUR	100	138,161
Tencent Holdings Ltd.,
Sr. Unsec’d. Notes, 144A
4.625%	12/12/16(g)	Baa1		200	213,012
Transocean, Inc.,
Gtd. Notes
2.500%	10/15/17(a)	Baa3		175	175,970
5.050%	12/15/16	Baa3		115	128,508
UPCB Finance V Ltd.,
Sr. Sec’d. Notes, 144A
7.250%	11/15/21(a)(g)	Ba3		350	380,625

					5,359,338

Chile — 0.1%
Banco del Estado de Chile,
Sr. Unsec’d. Notes, 144A
3.875%	02/08/22	Aa3		200	212,308
Banco Santander Chile,
Sr. Unsec’d. Notes, 144A
3.875%	09/20/22(g)	Aa3		150	150,466
Celulosa Arauco y Constitucion SA,
Sr. Unsec’d. Notes
5.000%	01/21/21	Baa2		50	52,707

					415,481

Cyprus
Mriya Agro Holding PLC,
Sr. Unsec’d. Notes
10.950%	03/30/16	B(d)		200	190,000

Czech Republic — 0.5%
CEZ A/S,
Sr. Unsec’d. Notes, MTN
5.000%	10/19/21	A2	EUR	50	77,517

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Czech Republic (cont’d.)
Czech Republic,
Sr. Unsec’d. Notes, MTN
3.625%	04/14/21	A1	EUR	1,645	$2,288,304

					2,365,821

Denmark — 0.4%
Carlsberg Breweries A/S,
Sr. Unsec’d. Notes, MTN
7.250%	11/28/16	Baa2	GBP	50	97,291
Danske Bank A/S,
Sr. Unsec’d. Notes, MTN
4.750%	06/04/14	Baa1	EUR	100	135,696
Denmark Government,
Bonds
3.000%	11/15/21	Aaa	DKK	7,683	1,523,995
TDC A/S,
Sr. Unsec’d. Notes
3.500%	02/23/15	Baa2	EUR	100	135,855

					1,892,837

Finland — 0.1%
Finland Government Bond,
Sr. Unsec’d. Notes
3.375%	04/15/20	Aaa	EUR	409	601,665

France — 1.9%
Autoroutes du Sud de la France SA,
Sr. Unsec’d. Notes, MTN
7.375%	03/20/19	Baa1	EUR	100	167,585
AXA SA,
Sub. Notes, MTN
5.250%(c)	04/16/40	A3	EUR	150	176,473
BNP Paribas Home Loan SFH,
Covered Bonds, MTN
3.750%	04/20/20	Aaa	EUR	300	436,071
BNP Paribas SA,
Sr. Unsec’d. Notes
2.875%	11/27/17	A2	EUR	150	202,836
Sr. Unsec’d. Notes, MTN
3.750%	11/25/20	A2	EUR	50	70,208
BPCE SA,
Sr. Unsec’d. Notes, 144A
2.375%	10/04/13(g)	Aa3		$165	165,217
Carrefour SA,
Sr. Unsec’d. Notes, MTN
5.375%	06/12/15	BBB(d)	EUR	150	213,069
Casino Guichard Perrachon SA,
Sr. Unsec’d. Notes, MTN
4.875%	04/10/14	BBB-(d)	EUR	100	135,753
6.375%	04/04/13	BBB-(d)	EUR	50	66,045
Electricite de France SA,
Sr. Unsec’d. Notes, 144A
6.950%	01/26/39(g)	Aa3		135	179,185
Sr. Unsec’d. Notes, MTN
6.250%	01/25/21	Aa3	EUR	100	163,731
6.875%	12/12/22	Aa3	GBP	50	104,676
Eutelsat SA,
Sr. Unsec’d. Notes
4.125%	03/27/17	BBB(d)	EUR	150	211,186

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
France (cont’d.)
France Telecom SA,
Sr. Unsec’d. Notes
8.000%	12/20/17	A3	GBP	40	$82,128
French Government,
Bonds
4.000%	10/25/38	Aaa	EUR	96	141,906
5.750%	10/25/32	Aaa	EUR	1,270	2,307,242
GDF Suez,
Sr. Unsec’d. Notes, MTN
5.625%	01/18/16	A1	EUR	180	264,872
6.125%	02/11/21	A1	GBP	50	100,052
HSBC Covered Bonds France,
Covered Bonds, MTN
3.375%	01/20/17	Aaa	EUR	800	1,127,575
Lafarge SA,
Sr. Unsec’d. Notes, MTN
6.750%	12/16/19	Ba1	EUR	200	273,716
Legrand SA,
Sr. Unsec’d. Notes
4.250%	02/24/17	A-(d)	EUR	100	142,533
Pernod-Ricard SA,
Sr. Unsec’d. Notes
5.000%	03/15/17	Baa3	EUR	100	144,907
Sr. Unsec’d. Notes, 144A
4.450%	01/15/22(g)	Baa3		$155	170,880
PPR,
Sr. Unsec’d. Notes, MTN
8.625%	04/03/14	BBB(d)	EUR	100	143,123
RCI Banque SA,
Sr. Unsec’d. Notes, 144A
4.600%	04/12/16(g)	Baa2		210	214,494
Sr. Unsec’d. Notes, MTN
4.375%	01/27/15	Baa2	EUR	186	248,025
Rhodia SA,
Sr. Unsec’d. Notes
7.000%	05/15/18	Baa2	EUR	100	143,604
Societe Generale,
Sr. Unsec’d. Notes, MTN
5.250%	03/28/13	Aa2	EUR	150	196,890
Sub. Notes, MTN
5.400%	01/30/18	Baa3	GBP	50	82,500
6.125%	08/20/18	Aa3	EUR	100	139,939
Total Capital SA,
Gtd. Notes, MTN
3.875%	12/14/18	Aa1	GBP	40	72,937
TPSA Eurofinance France SA,
Gtd. Notes, MTN
6.000%	05/22/14	A3	EUR	100	138,862
Veolia Environnement SA,
Sr. Unsec’d. Notes, MTN
5.125%	05/24/22	Baa1	EUR	64	96,246
5.375%	05/28/18	Baa1	EUR	56	83,711
Vivendi SA,
Sr. Unsec’d. Notes, 144A
3.450%	01/12/18(g)	Baa2		300	305,760
Sr. Unsec’d. Notes, MTN
4.875%	12/02/19	Baa2	EUR	100	144,151

					9,058,088

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Germany — 8.4%
BASF SE,
Sr. Unsec’d. Notes, MTN
5.875%	03/31/17	A1	GBP	50	$96,024
Bundesobligation,
Bonds
3.500%	04/12/13	Aaa	EUR	6,981	9,135,100
Bundesrepublik Deutschland,
Bonds
3.500%	01/04/16	Aaa	EUR	2,158	3,076,324
3.750%	01/04/15	Aaa	EUR	6,323	8,806,438
4.000%	01/04/37	Aaa	EUR	6,436	11,061,901
Deutsche Bank AG,
Sr. Unsec’d. Notes, MTN
5.125%	08/31/17	A2	EUR	50	75,389
Kreditanstalt Fuer Wiederaufbau,
Gov’t. Gtd. Notes
4.700%	06/02/37	Aaa	CAD	523	619,609
5.500%	12/07/15	Aaa	GBP	1,040	1,930,970
Gov’t. Gtd. Notes, MTN
4.375%	07/04/18	Aaa	EUR	950	1,446,252
6.000%	08/20/20	Aaa	AUD	2,899	3,379,264
MAN SE,
Sr. Unsec’d. Notes, MTN
7.250%	05/20/16	A3	EUR	40	62,257
Merck Financial Services GmbH,
Gtd. Notes, MTN
3.375%	03/24/15	Baa2	EUR	100	136,300
Techem GmbH,
Gtd. Notes, 144A
6.125%	10/01/19(g)	Ba3	EUR	100	132,039
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
Sr. Sec’d. Notes, 144A
8.125%	12/01/17(g)	B1		$275	295,625
Volkswagen Leasing GmbH,
Gtd. Notes, MTN
3.250%	05/10/18	A3	EUR	200	276,226

					40,529,718

Guernsey
Credit Suisse Group Finance Guernsey Ltd.,
Bank Gtd. Notes
6.375%	06/07/13	Aa3	EUR	70	92,888

Hong Kong — 0.1%
LS Finance 2017 Ltd.,
Gtd. Notes, MTN
5.250%	01/26/17	Baa3		200	215,186

Indonesia
Adaro Indonesia PT,
Gtd. Notes, 144A
7.625%	10/22/19	Ba1		100	110,008

Ireland — 0.8%
Alfa Bank OJSC Via Alfa Bond Issuance PLC,
Sr. Unsec’d. Notes
7.875%	09/25/17	Ba1		200	215,550
Ardagh Packaging Finance PLC/Ardagh Mp Holdings USA, Inc.,
Sr. Sec’d. Notes
7.375%	10/15/17	Ba3	EUR	200	273,073

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Ireland (cont’d.)
Cloverie PLC For Zurich Insurance Co. Ltd.,
Sub. Notes, MTN
7.500%(c)	07/24/39	A2	EUR	200	$294,765
CRH Finance Ltd.,
Gtd. Notes, MTN
7.375%	05/28/14	Baa1	EUR	120	169,532
GE Capital European Funding,
Gtd. Notes, MTN
4.625%	02/22/27	Aa2	EUR	150	223,267
5.250%	05/18/15	Aa2	EUR	200	283,471
5.375%	01/16/18	A1	EUR	145	217,041
GE Capital UK Funding,
Gtd. Notes, MTN
5.625%	12/12/14	Aa2	GBP	200	352,253
Iberdrola Finance Ireland Ltd.,
Gtd. Notes, 144A
3.800%	09/11/14(a)(g)	A3		$140	142,521
Ireland Government,
Bonds
5.500%	10/18/17	Ba1	EUR	1,037	1,433,670
Metalloinvest Finance Ltd.,
Gtd. Notes
6.500%	07/21/16	Ba3		200	203,500
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
Unsec’d. Notes
7.748%	02/02/21	Ba3		200	213,750

					4,022,393

Israel — 0.1%
Israel Government,
Bonds
5.500%	02/28/17	NR	ILS	1,491	420,160

Italy — 3.2%
Enel SpA,
Sr. Unsec’d. Notes, MTN
6.250%	06/20/19	A2	GBP	50	85,685
Eni SpA,
Sr. Unsec’d. Notes, MTN
3.500%	01/29/18	A3	EUR	125	169,522
Intesa Sanpaolo SpA,
Sr. Unsec’d. Notes, MTN
4.000%	11/08/18	Aa2	EUR	300	375,029
4.125%	01/14/16	Baa2	EUR	100	129,813
Italy Buoni Poliennali del Tesoro,
Bonds
3.750%	03/01/21	Aa2	EUR	908	1,090,631
4.000%	02/01/17	Baa2	EUR	2,313	3,010,187
4.000%	02/01/37	Aa2	EUR	320	328,027
4.250%	03/01/20	Baa2	EUR	1,630	2,053,660
4.750%	06/01/17	Baa2	EUR	3,546	4,711,717
5.000%	09/01/40	A3	EUR	1,844	2,123,427
Lottomatica Group SpA,
Gtd. Notes
5.375%	12/05/16	Baa3	EUR	150	203,841
Snam SpA,
Sr. Unsec’d. Notes, MTN
5.000%	01/18/19	Baa1	EUR	150	201,216

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Italy (cont’d.)
Telecom Italia SpA,
Sr. Unsec’d. Notes, MTN
7.375%	12/15/17	Baa2	GBP	50	$87,697
UniCredit SpA,
Covered Bonds, MTN
4.250%	07/29/17	Aaa	EUR	750	1,014,858

					15,585,310

Japan — 12.4%
Japanese Government,
Sr. Unsec’d. Notes
1.100%	06/20/21	Aa3	JPY	639,600	8,519,670
1.300%	06/20/20	Aa2	JPY	516,200	7,014,499
1.400%	09/20/15	Aa2	JPY	839,500	11,168,373
1.400%	03/20/18	Aa2	JPY	326,300	4,442,794
1.500%	03/20/19	Aa3	JPY	192,600	2,646,633
1.500%	06/20/19	Aa2	JPY	15,700	216,055
1.700%	03/20/17	Aa2	JPY	331,200	4,531,511
1.700%	09/20/17	Aa2	JPY	115,300	1,587,149
1.900%	03/20/25	Aa2	JPY	274,950	3,878,116
2.000%	12/20/33	Aa2	JPY	35,650	481,357
2.300%	06/20/28	Aa2	JPY	762,250	11,042,203
2.300%	03/20/40	Aa2	JPY	341,300	4,798,926

					60,327,286

Luxembourg — 0.7%
AON Financial Services Luxembourg SA,
Gtd. Notes
6.250%	07/01/14	Baa2	EUR	100	138,426
Fiat Industrial Finance Europe SA,
Gtd. Notes, MTN
6.250%	03/09/18	Ba2	EUR	200	272,348
Gazprom OAO Via Gaz Capital SA,
Sr. Unsec’d. Notes
7.288%	08/16/37	Baa1		$150	189,000
Sr. Unsec’d. Notes, 144A
4.950%	05/23/16(g)	Baa1		220	232,929
Sr. Unsec’d. Notes, MTN
6.605%	02/13/18	Baa1	EUR	200	296,718
Holcim US Finance Sarl & Cie SCS,
Gtd. Notes, 144A
6.000%	12/30/19(g)	Baa2		135	149,877
Intelsat Jackson Holdings SA,
Gtd. Notes, 144A
6.625%	12/15/22(g)	Caa2		275	273,625
Matterhorn Mobile Holdings SA,
Gtd. Notes
8.250%	02/15/20	B3	EUR	200	278,239
MHP SA,
Gtd. Notes
10.250%	04/29/15	B3		150	152,250
Minerva Luxembourg SA,
Gtd. Notes, 144A
12.250%	02/10/22	B2		200	230,740
OXEA Finance & Cy SCA,
Sr. Sec’d. Notes
9.625%	07/15/17	B2	EUR	171	243,491

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Luxembourg (cont’d.)
Promsvyazbank OJSC Via PSB Finance SA,
Sr. Unsec’d. Notes
6.200%	04/25/14	Ba2		$200	$201,750
Telecom Italia Capital SA,
Gtd. Notes
5.250%	11/15/13	Baa2		385	397,031
5.250%	10/01/15	Baa2		75	78,938
Telecom Italia Finance SA,
Gtd. Notes, MTN
6.875%	01/24/13	Baa2	EUR	105	137,270
TMK OAO Via TMK Capital SA,
Gtd. Notes
7.750%	01/27/18	B1		200	204,000

					3,476,632

Malaysia — 0.5%
Malaysian Government,
Bonds
4.160%	07/15/21	A3	MYR	1,969	670,690
4.232%	06/30/31	NR	MYR	514	176,023
Sr. Unsec’d. Notes
3.700%	05/15/13	A3	MYR	2,000	657,138
4.378%	11/29/19	A3	MYR	2,600	899,398

					2,403,249

Mexico — 1.5%
America Movil SAB de CV,
Gtd. Notes
5.000%	03/30/20	A2		165	193,182
5.625%	11/15/17	A2		160	191,933
Sr. Unsec’d. Notes, MTN
4.125%	10/25/19	A2	EUR	100	144,028
Coca-Cola Femsa SAB de CV,
Sr. Unsec’d. Notes
4.625%	02/15/20	A2		140	159,022
Controladora Mabe SA de CV,
Gtd. Notes, 144A
7.875%	10/28/19	BB+(d)		210	238,350
Mexican Bonos,
Bonds
7.500%	06/03/27	Baa1	MXN	9,700	870,758
8.500%	11/18/38	Baa1	MXN	31,551	3,063,237
Mexican Udibonos,
Bonds, TIPS
2.500%	12/10/20	Baa1	MXN	4,717	1,937,093
Petroleos Mexicanos,
Gtd. Notes
4.875%	01/24/22	Baa1		525	593,250

					7,390,853

Netherlands — 1.0%
ABN Amro Bank NV,
Sub. Notes, MTN
6.375%	04/27/21	Baa3	EUR	150	200,209
Adecco International Financial Services BV,
Gtd. Notes, MTN
4.750%	04/13/18	Baa3	EUR	100	140,968

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Netherlands (cont’d.)
Akzo Nobel NV,
Gtd. Notes, MTN
8.000%	04/06/16		Baa1	GBP	50	$96,551
Allianz Finance II BV,
Gtd. Notes
6.500%(c)	01/13/25		A2	EUR	144	197,593
Bank Nederlandse Gemeenten,
Sr. Unsec’d. Notes, MTN
2.500%	01/18/16		Aaa	EUR	593	807,299
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
Sr. Unsec’d. Notes, MTN
4.250%	01/16/17		Aa2	EUR	160	228,469
Daimler International Finance BV,
Gtd. Notes, MTN
3.500%	06/06/19		A3	GBP	25	42,595
Deutsche Telekom International Finance BV,
Gtd. Notes, MTN
6.000%	01/20/17		Baa1	EUR	115	175,902
DTEK Finance BV,
Sr. Unsec’d. Notes
9.500%	04/28/15		B2		$200	200,000
E.ON International Finance BV,
Gtd. Notes, MTN
5.500%	01/19/16		A2	EUR	150	220,460
6.000%	10/30/19		A2	GBP	100	199,380
EDP Finance BV,
Sr. Unsec’d. Notes, 144A
5.375%	11/02/12	(g)	Baa3		135	135,328
Enel Finance International NV,
Gtd. Notes, MTN
4.000%	09/14/16		A2	EUR	200	267,556
Heineken NV,
Sr. Unsec’d. Notes, MTN
3.500%	03/19/24		Baa1	EUR	100	136,357
7.250%	03/10/15		NR	GBP	80	145,971
KBC Internationale Financieringsmaatschappij NV,
Bank Gtd. Notes, MTN
3.875%	03/31/15		Aa3	EUR	155	207,180
Koninklijke KPN NV,
Sr. Unsec’d. Notes, MTN
5.750%	03/18/16		Baa2	GBP	100	180,421
7.500%	02/04/19		Baa2	EUR	50	81,773
Linde Finance BV,
Sr. Unsec’d. Notes
6.500%	01/29/16		A3	GBP	50	94,404
Rabobank Nederland NV,
Sr. Unsec’d. Notes, MTN
4.125%	01/14/20		Aaa	EUR	150	215,733
Repsol International Finance BV,
Gtd. Notes, MTN
4.750%	02/16/17		Baa1	EUR	85	112,978
RWE Finance BV,
Gtd. Notes, MTN
6.375%	06/03/13		A2	GBP	70	116,820
6.500%	04/20/21		A3	GBP	50	101,649
6.625%	01/31/19		A2	EUR	100	163,435
Sensata Technologies BV,
Gtd. Notes, 144A

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Netherlands (cont’d.)
6.500%	05/15/19	(a)(g)	B3		$400	$427,000

						4,896,031

Norway — 0.3%
DNB Bank ASA,
Sr. Unsec’d. Notes
4.375%	02/24/21		A1	EUR	100	147,649
Sr. Unsec’d. Notes, 144A
3.200%	04/03/17	(g)	A1		670	699,748
Norway Government,
Bonds
4.250%	05/19/17		Aaa	NOK	3,262	639,122

						1,486,519

Peru — 0.1%
Banco de Credito del Peru,
Sr. Unsec’d. Notes, 144A
5.375%	09/16/20		Baa2		200	215,000
Corp. Lindley SA,
Sr. Unsec’d. Notes, 144A
6.750%	11/23/21		BB+(d)		200	224,500

						439,500

Poland — 1.0%
Polish Government,
Bonds
5.500%	04/25/15		A2	PLN	1,901	613,264
5.500%	10/25/19		A2	PLN	4,259	1,413,839
5.750%	09/23/22		A2	PLN	1,244	420,731
Republic of Poland,
Bonds
4.750%	04/25/17		A2	PLN	6,778	2,164,373

						4,612,207

South Africa — 0.5%
Republic of South Africa,
Bonds
6.750%	03/31/21		A3	ZAR	6,401	777,995
13.500%	09/15/15		A3	ZAR	8,234	1,205,272
Transnet SOC Ltd.,
Sr. Unsec’d. Notes, 144A
4.000%	07/26/22	(g)	A3		200	203,300

						2,186,567

South Korea — 1.0%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes
4.625%	02/20/17		Aa3	EUR	150	212,777
Korea Hydro & Nuclear Power Co. Ltd.,
Sr. Unsec’d. Notes, 144A
3.125%	09/16/15	(g)	A1		200	209,115
Korea Treasury Bonds,
Sr. Unsec’d. Notes
4.000%	09/10/15		A1	KRW	546,030	507,201
4.250%	06/10/21		Aa3	KRW	1,225,040	1,205,881
4.500%	03/10/15		A1	KRW	1,811,300	1,694,021
5.000%	06/10/20		A1	KRW	1,055,500	1,080,488

						4,909,483

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Spain — 2.0%
Banco Santander SA,
Covered Bonds
4.625%	01/20/16		Aaa	EUR	800	$1,063,955
BBVA Senior Finance SAU,
Bank Gtd. Notes, MTN
4.875%	01/23/14		Aa2	EUR	150	195,621
Gas Natural Capital Markets SA,
Gtd. Notes, MTN
4.125%	01/26/18		Baa2	EUR	100	123,097
5.250%	07/09/14		Baa2	EUR	100	133,882
Instituto de Credito Oficial,
Gov’t. Gtd. Notes
4.375%	05/20/19		Baa3	EUR	559	656,346
6.000%	03/08/21		Baa3	EUR	525	655,413
Santander International Debt SAU,
Bank Gtd. Notes, MTN
3.500%	03/10/15		Aa2	EUR	200	253,845
Spanish Government,
Bonds
5.750%	07/30/32		Aaa	EUR	323	376,793
Sr. Unsub. Notes
4.100%	07/30/18		Aa2	EUR	1,550	1,884,667
4.600%	07/30/19		Baa3	EUR	2,677	3,273,179
5.850%	01/31/22		Baa3	EUR	147	187,232
Telefonica Emisiones SAU,
Gtd. Notes
3.992%	02/16/16		Baa1		$200	199,000
5.462%	02/16/21		Baa1		25	24,500
6.221%	07/03/17		Baa1		195	203,775
Gtd. Notes, MTN
3.661%	09/18/17		Baa1	EUR	250	309,214
5.375%	02/02/18		Baa1	GBP	100	161,726

						9,702,245

Supranational Bank — 1.0%
European Investment Bank,
Sr. Unsec’d. Notes
8.750%	08/25/17		Aaa	GBP	500	1,082,035
Sr. Unsec’d. Notes, MTN
4.750%	10/15/17		Aaa	EUR	740	1,126,911
Inter-American Development Bank,
Sr. Unsec’d. Notes
4.400%	01/26/26		Aaa	CAD	791	906,009
International Bank for Reconstruction & Development,
Sr. Unsec’d. Notes
3.875%	05/20/19		Aaa	EUR	1,082	1,636,584

						4,751,539

Sweden — 0.6%
Nordea Bank AB,
Sr. Unsec’d. Notes, 144A
3.125%	03/20/17	(g)	Aa3		270	282,366
Sr. Unsec’d. Notes, MTN
3.750%	02/24/17		Aa3	EUR	150	212,815
3.875%	12/15/15		Aa3	GBP	50	86,796
Sub. Notes, 144A
4.875%	05/13/21	(g)	Aa3		310	325,574

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
Sweden (cont’d.)
Securitas AB,
Sr. Unsec’d. Notes, MTN
6.500%	04/02/13		BBB(d)	EUR	100	$132,071
Skandinaviska Enskilda Banken AB,
Sr. Unsec’d. Notes, MTN
3.750%	05/19/16		A1	EUR	100	139,654
6.625%	07/09/14		A1	GBP	100	175,868
Svensk Exportkredit AB,
Sr. Unsec’d. Notes
5.125%	03/01/17		Aa1		$400	466,690
Svenska Handelsbanken AB,
Sr. Unsec’d. Notes
5.500%	05/26/16		Aa2	GBP	100	182,869
Swedish Government,
Bonds
3.750%	08/12/17		Aaa	SEK	3,930	676,239

						2,680,942

Switzerland — 0.2%
Credit Suisse AG,
Sr. Unsec’d. Notes, MTN
5.125%	09/18/17		Aa1	EUR	265	397,735
UBS AG,
Sr. Unsec’d. Notes, MTN
4.750%	06/07/17		A2	EUR	50	73,455
6.250%	09/03/13		Aa3	EUR	85	114,894
6.375%	07/20/16		Aa3	GBP	100	185,029

						771,113

Trinidad & Tobago
National Gas Co. of Trinidad & Tobago Ltd.,
Sr. Unsec’d. Notes, 144A
6.050%	01/15/36	(g)	Baa1		155	161,200

Turkey — 0.1%
Akbank TAS,
Sr. Unsec’d. Notes, 144A
5.125%	07/22/15		Ba1		300	310,125
Turkiye Garanti Bankasi A/S,
Sr. Unsec’d. Notes, 144A
6.250%	04/20/21		Ba1		200	216,760

						526,885

United Arab Emirates — 0.1%
Dubai Electricity & Water Authority,
Sr. Unsec’d. Notes, 144A
7.375%	10/21/20		Ba1		200	233,800

United Kingdom — 5.8%
Afren PLC,
Sr. Sec’d. Notes
11.500%	02/01/16		B(d)		200	227,944
Anglo American Capital PLC,
Gtd. Notes, MTN
2.750%	06/07/19		Baa1	EUR	100	129,326
Aviva PLC,
Sub. Notes, MTN
6.875%(c)	05/22/38		A3	EUR	125	155,812

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
BAA Funding Ltd.,
Sr. Sec’d. Notes
4.600%	02/15/18		A-(d)	EUR	175	$250,745
5.225%	02/15/25		A-(d)	GBP	130	240,637
Sr. Sec’d. Notes, 144A
4.875%	07/15/23	(g)	A-(d)		$290	307,364
BAE Systems PLC,
Sr. Unsec’d. Notes
4.125%	06/08/22		Baa2	GBP	100	170,173
Barclays Bank PLC,
Covered Bonds, MTN
4.000%	10/07/19		Aaa	EUR	1,150	1,710,633
Sr. Unsec’d. Notes
5.200%	07/10/14		Aa3		220	234,836
Sr. Unsec’d. Notes, MTN
5.250%	05/27/14		Aa3	EUR	165	227,060
5.750%	08/17/21		Aa3	GBP	50	97,238
BAT International Finance PLC,
Gtd. Notes, MTN
6.375%	12/12/19		Baa1	GBP	100	202,509
BG Energy Capital PLC,
Gtd. Notes, MTN
5.875%	11/13/12		A2	GBP	60	97,421
BMW UK Capital PLC,
Gtd. Notes, MTN
5.000%	10/02/17		A2	GBP	25	45,978
BP Capital Markets PLC,
Gtd. Notes, MTN
3.100%	10/07/14		A2	EUR	120	161,318
3.830%	10/06/17		A2	EUR	100	142,921
British Sky Broadcasting Group PLC,
Gtd. Notes, 144A
6.100%	02/15/18	(g)	Baa1		70	83,895
British Telecommunications PLC,
Sr. Unsec’d. Notes
8.625%	03/26/20		Baa2	GBP	90	199,265
Sr. Unsec’d. Notes, MTN
6.500%	07/07/15		Baa2	EUR	100	147,109
BSKYB Finance UK PLC,
Gtd. Notes
5.750%	10/20/17		Baa1	GBP	100	187,330
Centrica PLC,
Sr. Unsec’d. Notes, MTN
5.125%	12/10/14		A3	GBP	100	175,084
Eastern Power Networks PLC,
Sr. Unsec’d. Notes, MTN
4.750%	09/30/21		Baa1	GBP	100	181,785
Ensco PLC,
Sr. Unsec’d. Notes
3.250%	03/15/16		Baa1		205	218,715
Experian Finance PLC,
Gtd. Notes, MTN
4.750%	11/23/18		Baa1	GBP	100	181,582
4.750%	02/04/20		Baa1	EUR	110	166,394
FCE Bank PLC,
Sr. Unsec’d. Notes, MTN
4.750%	01/19/15		Baa3	EUR	150	204,323
5.125%	11/16/15		Baa3	GBP	50	85,968

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
G4S PLC,
Sr. Unsec’d. Notes, MTN
7.750%	05/13/19		BBB(d)	GBP	50	$100,410
HSBC Bank PLC,
Sr. Unsec’d. Notes, MTN
3.875%	10/24/18		Aa3	EUR	150	217,174
HSBC Holdings PLC,
Sr. Unsec’d. Notes
5.100%	04/05/21		Aa2		130	150,181
9.875%	04/08/18		Aa3	GBP	200	335,009
Sub. Notes
6.500%	05/02/36		A1		$135	158,152
Sub. Notes, MTN
6.250%	03/19/18		A1	EUR	100	147,444
Imperial Tobacco Finance PLC,
Gtd. Notes, MTN
4.500%	07/05/18		Baa3	EUR	200	288,494
7.750%	06/24/19		Baa3	GBP	50	104,167
Intercontinental Hotels Group PLC,
Gtd. Notes, MTN
6.000%	12/09/16		BBB(d)	GBP	50	91,363
Kingfisher PLC,
Sr. Unsec’d. Notes, MTN
5.625%	12/15/14		Baa3	GBP	80	139,000
Legal & General Group PLC,
Sub. Notes, MTN
4.000%(c)	06/08/25		Baa1	EUR	170	209,720
Lloyds TSB Bank PLC,
Sr. Unsec’d. Notes, MTN
6.375%	06/17/16		Aa3	EUR	250	377,476
Sub. Notes, MTN
6.500%	03/24/20		Baa2	EUR	100	129,449
Marks & Spencer PLC,
Sr. Unsec’d. Notes, MTN
5.625%	03/24/14		Baa3	GBP	50	84,744
MU Finance PLC,
Sr. Sec’d. Notes, 144A
8.375%	02/01/17	(g)	NR		222	241,243
National Express Group PLC,
Gtd. Notes, MTN
6.250%	01/13/17		Baa3	GBP	100	176,199
National Grid Gas PLC,
Sr. Unsec’d. Notes, MTN
6.000%	06/07/17		A3	GBP	25	48,095
National Grid PLC,
Sr. Unsec’d. Notes
5.000%	07/02/18		Baa1	EUR	150	227,546
Sr. Unsec’d. Notes, MTN
6.125%	04/15/14		Baa1	GBP	50	86,495
6.500%	04/22/14		Baa1	EUR	100	139,754
Nationwide Building Society,
Covered Bonds, MTN
4.375%	02/28/22		Aaa	EUR	750	1,145,810
Sr. Unsec’d. Notes, MTN
3.750%	01/20/15		Aa3	EUR	120	162,703
5.625%	09/09/19		Aa3	GBP	100	189,058
Sub. Notes, MTN
6.750%	07/22/20		Baa1	EUR	100	136,836

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
Next PLC,
Sr. Unsec’d. Notes
5.875%	10/12/16		Baa2	GBP	50	$91,148
Northumbrian Water Finance PLC,
Gtd. Notes
6.000%	10/11/17		BBB+(d)	GBP	30	57,389
Odeon & UCI Finco PLC,
Sr. Sec’d. Notes
9.000%	08/01/18		B3	GBP	150	244,643
PPL WEM Holdings PLC,
Sr. Unsec’d. Notes, 144A
3.900%	05/01/16	(g)	Baa3		$255	268,376
R&R Ice Cream PLC,
Sr. Sec’d. Notes
8.375%	11/15/17		B2	EUR	200	270,503
Rentokil Initial PLC,
Gtd. Notes, MTN
5.750%	03/31/16		BBB-(d)	GBP	50	87,521
Rolls-Royce PLC,
Gtd. Notes
6.750%	04/30/19		A3	GBP	100	205,205
Royal Bank of Scotland Group PLC,
Sr. Unsec’d. Notes
2.550%	09/18/15		Baa1		160	161,925
Royal Bank of Scotland PLC (The),
Gtd. Notes
3.400%	08/23/13		A2		235	239,490
Sr. Unsec’d. Notes, MTN
4.750%	05/18/16		A3	EUR	200	285,119
5.375%	09/30/19		A3	EUR	100	150,134
5.750%	05/21/14		Aa3	EUR	150	206,843
Scottish Power UK PLC,
Sr. Unsec’d. Notes
8.375%	02/20/17		A3	GBP	100	196,019
Severn Trent Utilities Finance PLC,
Gtd. Notes
6.125%	02/26/24		BBB+(d)	GBP	40	81,346
Gtd. Notes, MTN
5.250%	03/11/16		A3	EUR	150	218,746
Standard Bank PLC,
Sub. Notes, MTN
8.125%	12/02/19		Baa3		200	224,500
Standard Chartered Bank,
Sub. Notes, MTN
5.875%	09/26/17		A2	EUR	50	70,715
Standard Chartered PLC,
Sr. Unsec’d. Notes, MTN
6.500%	04/28/14		A2	GBP	100	174,408
Tesco PLC,
Sr. Unsec’d. Notes, MTN
6.125%	02/24/22		A3	GBP	50	97,683
United Kingdom Gilt,
Bonds
4.250%	06/07/32		Aaa	GBP	1,152	2,325,132
4.250%	09/07/39		Aaa	GBP	4,190	8,328,375
4.500%	12/07/42		Aaa	GBP	990	2,050,948
UnumProvident Finance Co. PLC,
Gtd. Notes, 144A
6.850%	11/15/15	(g)	Baa3		125	139,180

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)
United Kingdom (cont’d.)
Virgin Media Finance PLC,
Gtd. Notes
8.875%	10/15/19	Ba2	GBP	150	$272,014
Vodafone Group PLC,
Sr. Unsec’d. Notes, MTN
8.125%	11/26/18	Baa1	GBP	100	214,522
WPP 2008 Ltd.,
Gtd. Notes
6.000%	04/04/17	Baa2	GBP	50	93,288
WPP Finance 2010,
Gtd. Notes
4.750%	11/21/21	Baa3		$170	186,246

					28,261,305

TOTAL FOREIGN BONDS
(cost $242,031,672)					255,806,681

MUNICIPAL BONDS — 2.4%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds
4.839%	01/01/41	Aa1		280	336,700

California — 0.2%
Bay Area Toll Authority,
Revenue Bonds
6.263%	04/01/49	Aa3		165	234,120
East Bay Municipal Utility District Water System,
Revenue Bonds
5.874%	06/01/40	Aa1		275	370,384
Los Angeles Department of Airports,
Revenue Bonds
7.053%	05/15/40	A1		160	215,835
San Diego County Water Authority,
Revenue Bonds
6.138%	05/01/49	Aa2		90	119,261

					939,600

Colorado
Regional Transportation District Sales Tax,
Revenue Bonds
5.000%	11/01/38	Aa2		155	176,523

District of Columbia — 0.1%
District of Columbia,
Revenue Bonds
5.250%	12/01/34	Aa1		155	190,590
5.591%	12/01/34	Aa1		40	50,141

					240,731

Florida — 0.1%
Florida State Board of Education,
Revenue Bonds
5.000%	07/01/20	A1		365	452,049

Georgia — 0.1%
State of Georgia,
General Obligation Unlimited
5.000%	07/01/23	Aaa		145	186,879
5.000%	07/01/25	Aaa		110	140,296

					327,175

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Illinois — 0.1%
Chicago IL O’Hare International Airport,
Revenue Bonds
6.395%	01/01/40	A1	$120	$156,408
Chicago Metropolitan Water Reclamation District-Greater Chicago,
General Obligation Ltd.
5.720%	12/01/38	Aaa	150	197,187
Chicago Transit Authority,
Revenue Bonds
6.899%	12/01/40	Aa3	185	224,455

				578,050

Kansas
Kansas State Development Finance Authority,
Revenue Bonds
5.501%	05/01/34	Aa2	125	146,729

Maryland — 0.1%
Maryland State Transportation Authority,
Revenue Bonds
5.754%	07/01/41	Aa3	300	392,505
5.888%	07/01/43	Aa3	240	323,436

				715,941

Massachusetts — 0.1%
Commonwealth of Massachusetts,
General Obligation Ltd.
4.500%	08/01/31	Aa1	165	187,126
5.250%	09/01/24	Aa1	165	217,193
Revenue Bonds
5.000%	06/01/23	Aaa	85	106,761
Massachusetts Bay Transportation Authority,
Revenue Bonds
5.000%	07/01/20	Aa1	135	170,328

				681,408

New York — 0.6%
City of New York,
General Obligation Unlimited
5.000%	04/01/23	Aa2	185	229,946
5.000%	04/01/24	Aa2	155	191,044
6.271%	12/01/37	Aa2	95	126,520
Metropolitan Transportation Authority,
Revenue Bonds
7.336%	11/15/39	AA(d)	195	293,021
New York Build America Bonds,
General Obligation Unlimited
5.846%	06/01/40	Aa2	170	223,752
New York City Housing Development Corp.,
Revenue Bonds
6.420%	11/01/27	Aa2	60	61,099
New York City Municipal Water Finance Authority & Sewer Systems,
Revenue Bonds
5.952%	06/15/42	Aa2	85	117,974
New York City Transitional Finance Authority,
Revenue Bonds
5.000%	05/01/23	Aa1	145	182,029
5.000%	11/01/24	Aa1	90	110,993
5.000%	02/01/25	Aa1	90	109,075
5.508%	08/01/37	Aa1	310	392,875

Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
New York (cont’d.)
Port Authority of New York & New Jersey,
Revenue Bonds
4.458%	10/01/62	Aa3	$520	$523,338
Tompkins County Industrial Development Agency,
Revenue Bonds
5.000%	07/01/37	Aa1	155	177,810

				2,739,476

Pennsylvania — 0.1%
Commonwealth of Pennsylvania,
General Obligation Unlimited
5.000%	06/01/24	Aa2	335	419,762

Rhode Island — 0.1%
Rhode Island Health & Educational Building Corp.,
Revenue Bonds
5.000%	09/01/21	Aa1	430	549,080

South Carolina
South Carolina State Public Service Authority,
Revenue Bonds
4.322%	12/01/27	Aa3	215	234,559

Texas — 0.3%
City of Houston TX,
General Obligation Ltd.
5.000%	03/01/23	AA(d)	130	162,570
5.000%	03/01/24	AA(d)	140	173,785
6.290%	03/01/32	Aa2	315	392,525
City of San Antonio TX,
Revenue Bonds
5.250%	02/01/24	Aa1	245	321,553
Texas State Transportation Commission,
Revenue Bonds
5.178%	04/01/30	Aaa	255	310,284

				1,360,717

Utah — 0.1%
Utah Transit Authority Sales Tax,
Revenue Bonds
5.937%	06/15/39	Aa2	265	357,853

Virginia — 0.3%
University of Virginia,
Revenue Bonds
5.000%	09/01/40	Aaa	290	355,282
Virginia Commonwealth Transportation Board,
Revenue Bonds
5.350%	05/15/35	Aa1	30	38,132
Virginia Public Building Authority,
Revenue Bonds
5.900%	08/01/30	Aa1	260	337,002
Virginia Public School Authority,
Revenue Bonds
4.250%	12/15/30	Aa1	385	412,462
5.000%	08/01/23	Aa1	225	283,633

				1,426,511

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
MUNICIPAL BONDS (Continued)
Washington
State of Washington,
General Obligation Unlimited
5.000%	07/01/24		Aa1	$150	$187,746

TOTAL MUNICIPAL BONDS (cost $10,683,559)					11,870,610

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 0.5%
Banc of America Mortgage Securities, Inc.,
Series 2004-A, Class 2A2
2.965%(c)	02/25/34		BB(d)	51	51,274
Series 2004-D, Class 2A2
3.113%(c)	05/25/34		BBB+(d)	30	29,056
Series 2004-H, Class 2A2
3.121%(c)	09/25/34		Ba2	35	34,728
Series 2004-I, Class 3A2
3.023%(c)	10/25/34		A1	14	14,053
Series 2005-J, Class 2A1
2.833%(c)	11/25/35		Caa2	319	278,424
Series 2005-J, Class 3A1
5.108%(c)	11/25/35		Caa1	96	92,918
Fannie Mae Interest Strip,
Series 319, Class 2, IO
6.500%	02/01/32	(g)	Aaa	9	1,843
Fosse Master Issuer PLC (United Kingdom),
Series 2011-1A, Class A2, 144A
1.855%(c)	10/18/54	(g)	Aaa	190	192,599
Series 2011-1A, Class A5, 144A
1.955%(c)	10/18/54	(g)	Aaa	200	206,489
Freddie Mac Reference REMIC,
Series R003, Class VA
5.500%	08/15/16		Aaa	320	322,940
Freddie Mac REMIC,
Series 2627, Class IE, IO
4.500%	04/15/18	(g)	Aaa	7	237
Government National Mortgage Assoc.,
Series 2010-92, Class PI, IO
4.500%	11/20/37	(g)	Aaa	509	60,976
Series 2011-41, Class AI, IO
4.500%	12/20/39	(g)	Aaa	655	92,557
Series 2011-88, Class EI, IO
4.500%	11/20/39	(g)	Aaa	114	16,333
Holmes Master Issuer PLC (United Kingdom),
Series 2012-1A, Class A2, 144A
2.105%(c)	10/15/54	(g)	Aaa	250	256,918
Series 2012-3A, Class B1, 144A
2.655%(c)	10/15/54	(g)	Aa3	250	253,826
MortgageIT Trust,
Series 2005-2, Class 1A1
0.477%(c)	05/25/35		Baa2	238	219,625
Sequoia Mortgage Trust,
Series 2010-H1, Class A1
3.750%(c)	02/25/40		Aaa	15	15,206
Washington Mutual Mortgage Pass-Through Certificates,
Series 2005-AR12, Class 2A1
3.019%(c)	09/25/35		CCC(d)	8	7,989
Wells Fargo Mortgage Backed Securities Trust,
Series 2003-O, Class 5A1
4.869%(c)	01/25/34		AAA(d)	66	66,366

Interest Rate	Maturity Date		Moody’s Ratings†	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Series 2004-G, Class A3
4.707%(c)	06/25/34		Aaa	$46	$47,832
Series 2005-AR2, Class 2A2
2.613%(c)	03/25/35		B2	60	59,123

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,325,286)					2,321,312

SOVEREIGN ISSUES — 0.8%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
4.138%	01/03/23	(g)	Aa2	200	210,000
5.603%	07/20/20	(g)	Aa2	100	116,000
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20		Aa3	110	124,575
Province of Ontario (Canada),
Sr. Unsec’d. Notes
1.600%	09/21/16	(a)	Aa1	460	475,661
Republic of Brazil (Brazil),
Sr. Unsec’d. Notes
11.000%	08/17/40		Baa2	185	236,337
Republic of Iceland (Iceland),
Unsec’d. Notes, 144A
5.875%	05/11/22	(g)	Baa3	1,175	1,280,750
Republic of Peru (Peru),
Sr. Unsec’d. Notes
7.125%	03/30/19		Baa3	215	284,875
Republic of Poland (Poland),
Sr. Unsec’d. Notes
3.875%	07/16/15		A2	350	373,625
Republic of South Africa (South Africa),
Sr. Unsec’d. Notes
5.500%	03/09/20		A3	205	243,438
6.500%	06/02/14		A3	100	108,900
United Mexican States (Mexico),
Sr. Unsec’d. Notes, MTN
6.375%	01/16/13		Baa1	270	274,050

TOTAL SOVEREIGN ISSUES (cost $3,434,010)					3,728,211

U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.3%
Federal Home Loan Mortgage Corp.
1.000%	09/29/17			500	505,122
2.535%(c)	09/01/32			4	4,134
2.705%(c)	01/01/37			35	37,536
2.725%(c)	07/01/35			37	39,688
2.781%(c)	02/01/37			78	84,164
3.500%	07/01/42			1,603	1,722,002
4.000%	10/01/25-02/01/42			2,993	3,231,046
4.500%	11/01/18-09/01/40			2,742	2,962,678
5.000%	10/01/18-08/01/40			1,715	1,869,894
5.500%	03/01/18-01/01/40			709	773,069
5.904%(c)	12/01/36			45	48,983
6.000%	10/01/21-08/01/38			194	213,881
6.500%	03/01/32-10/01/34			558	637,038
7.000%	11/01/30			10	11,303

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal National Mortgage Assoc.
0.875%	08/28/17-10/26/17		$1,595	$1,603,025
2.498%(c)	11/01/35		104	111,678
2.749%(c)	08/01/37		46	49,446
2.768%(c)	01/01/37		9	9,971
2.785%(c)	08/01/36		99	106,239
2.899%(c)	12/01/36		75	79,694
3.000%	06/01/27		1,264	1,342,983
3.500%	11/01/25-04/01/42		903	964,902
4.000%	07/01/25-02/01/42		9,704	10,469,603
4.375%	10/15/15		1,000	1,119,657
4.500%	05/01/19-07/01/41		9,699	10,531,063
4.875%	12/15/16	(a)	1,975	2,321,581
5.000%	03/01/18-06/01/41		7,143	7,853,391
5.500%	01/01/17-10/01/38		5,929	6,534,036
6.000%	08/01/22-10/01/39		5,266	5,843,058
6.500%	06/01/14-12/01/37		737	833,197
7.000%	12/01/29-01/01/31		21	24,693
Government National Mortgage Assoc.
2.500%	07/20/27		824	871,859
3.000%	06/20/27-08/20/42		3,116	3,341,673
3.500%	03/20/42		808	884,615
4.500%	11/20/40-03/20/41		1,298	1,439,425
5.000%	09/15/39-01/20/40		432	477,341
5.500%	01/15/35		154	170,994
6.000%	12/20/37		11	12,149
6.500%	06/15/16-12/20/33		152	168,762
7.000%	03/15/13-12/15/13		2	2,127
7.500%	09/15/30-06/15/32		43	50,355

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $67,060,436)				69,358,055

Interest Rate	Maturity Date		Principal Amount (000)#	Value
U.S. TREASURY OBLIGATIONS — 8.4%
U.S. Treasury Bonds
4.625%	02/15/40		2,710	3,719,475
5.375%	02/15/31		625	904,004
U.S. Treasury Inflationary Indexed Bonds, TIPS
1.875%	07/15/13		2,185	2,806,061
U.S. Treasury Notes
0.125%	09/30/13		6,610	6,605,611
0.875%	02/28/17		9,845	9,996,524
1.250%	03/15/14		210	213,117
2.125%	08/15/21		520	550,062
2.250%	05/31/14		525	542,513
2.625%	07/31/14		4,955	5,170,622
2.625%	04/30/16	(k)	7,235	7,808,714
2.750%	02/15/19		565	629,490
3.125%	09/30/13		1,555	1,600,375

TOTAL U.S. TREASURY OBLIGATIONS (cost $40,218,242)				40,546,568

	Units	Value
WARRANTS*(l)
Venezuela
Republic of Venezuela, expiring 04/15/15(g) (cost $0)	1,250	$36,250

TOTAL LONG-TERM INVESTMENTS (cost $436,137,254)		459,431,041

	Shares
SHORT-TERM INVESTMENT — 7.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $34,208,922; includes $7,754,729 of cash collateral for securities on loan)(b)(w)	34,208,922	34,208,922

TOTAL INVESTMENTS — 101.8% (cost $470,346,176)		493,639,963
Liabilities in excess of other assets(x) — (1.8)%		(8,818,573)

NET ASSETS — 100.0%		$484,821,390

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

IO	Interest Only

MTN	Medium Term Note

NR	Non Rated by Moody’s or Standard & Poor’s

REMIC	Real Estate Mortgage Investment Conduit

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CSK	Czech Kruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

ZAR	South African Rand

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2012.
Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,593,176; cash collateral of $7,754,729 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Financial futures contracts open at September 30, 2012:

Number of Contract	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
89	10 Year Mini Japanese Government Bonds	Dec. 2012	16,410,584	16,449,718	$39,134
1	30 Year U.S. Ultra Bonds	Dec. 2012	166,203	165,219	(984)

					38,150

Short Positions:
18	5 Year U.S. Treasury Notes	Dec. 2012	2,234,109	2,243,391	(9,282)
10	10 Year Euro-Bund	Dec. 2012	1,827,212	1,821,815	5,397
100	10 Year U.S. Treasury Notes	Dec. 2012	13,271,844	13,348,437	(76,593)
9	30 Year U.S. Ultra Bonds	Dec. 2012	1,463,326	1,486,969	(23,643)

					(104,121)

					$(65,971)

(1)	Cash of $163,923 and U.S. Treasury Securities with a market value of $129,516 have been segregated to cover requirement for open futures contracts as of September 30, 2012.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 11/16/12	JPMorgan Chase	AUD	88	$92,000	$90,971	$(1,029)
British Pound,
Expiring 11/16/12	Bank of New York Mellon	GBP	94	150,535	151,768	1,233
Expiring 11/16/12	Bank of New York Mellon	GBP	49	78,000	79,564	1,564
Expiring 11/16/12	Bank of New York Mellon	GBP	46	74,000	74,340	340
Expiring 11/16/12	Bank of New York Mellon	GBP	44	69,495	70,637	1,142
Expiring 11/16/12	Bank of New York Mellon	GBP	4	7,003	7,064	61
Expiring 11/16/12	Barclays Capital Group	GBP	127	199,193	205,049	5,856
Expiring 11/16/12	Citigroup Global Markets	GBP	1,553	2,521,000	2,506,990	(14,010)
Expiring 11/16/12	JPMorgan Chase	GBP	88	143,000	142,042	(958)
Expiring 11/16/12	UBS Securities	GBP	175	284,000	282,240	(1,760)
Canadian Dollar,
Expiring 11/16/12	Deutsche Bank	CAD	135	139,000	137,521	(1,479)
Expiring 11/16/12	JPMorgan Chase	CAD	298	304,579	302,786	(1,793)
Expiring 11/16/12	JPMorgan Chase	CAD	92	95,000	93,671	(1,329)
Expiring 11/16/12	Royal Bank of Canada	CAD	124	125,000	125,470	470
Expiring 11/16/12	State Street Bank	CAD	3,943	3,963,188	4,006,025	42,837
Expiring 11/16/12	State Street Bank	CAD	106	107,000	107,460	460
Czech Koruna,
Expiring 11/16/12	Bank of America	CSK	9,693	478,017	495,454	17,437
Danish Krone,
Expiring 11/16/12	JPMorgan Chase	DKK	460	81,000	79,333	(1,667)
Expiring 11/16/12	Royal Bank of Canada	DKK	1,622	269,494	279,789	10,295
Euro,
Expiring 11/16/12	Bank of America	EUR	783	986,313	1,006,436	20,123
Expiring 11/16/12	Bank of New York Mellon	EUR	485	612,953	623,568	10,615
Expiring 11/16/12	Bank of New York Mellon	EUR	223	285,335	286,712	1,377
Expiring 11/16/12	Barclays Capital Group	EUR	163	200,673	209,570	8,897
Expiring 11/16/12	Citigroup Global Markets	EUR	150	192,000	192,792	792
Expiring 11/16/12	Credit Suisse First Boston Corp.	EUR	562	695,300	723,145	27,845
Expiring 11/16/12	Deutsche Bank	EUR	237	305,000	304,723	(277)
Expiring 11/16/12	Goldman Sachs & Co.	EUR	1,860	2,404,000	2,391,509	(12,491)
Expiring 11/16/12	JPMorgan Chase	EUR	1,016	1,277,000	1,306,787	29,787
Expiring 11/16/12	JPMorgan Chase	EUR	958	1,195,727	1,231,356	35,629
Expiring 11/16/12	JPMorgan Chase	EUR	644	846,000	827,376	(18,624)
Expiring 11/16/12	JPMorgan Chase	EUR	339	445,000	435,892	(9,108)
Expiring 11/16/12	JPMorgan Chase	EUR	224	288,000	287,820	(180)

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Euro (cont’d.),
Expiring 11/16/12	JPMorgan Chase	EUR	196	$241,000	$251,998	$10,998
	Royal Bank of Scotland Group
Expiring 11/16/12	PLC	EUR	238	297,059	305,998	8,939
Expiring 11/16/12	UBS Securities	EUR	1,084	1,416,000	1,394,171	(21,829)
Expiring 11/16/12	UBS Securities	EUR	251	316,000	323,046	7,046
Indian Rupee,
Expiring 03/18/13	Deutsche Bank	INR	133,795	2,379,000	2,460,269	81,269
Expiring 03/18/13	Deutsche Bank	INR	133,464	2,408,445	2,454,183	45,738
Japanese Yen,
Expiring 11/16/12	Bank of America	JPY	16,448	207,244	210,850	3,606
Expiring 11/16/12	Bank of New York Mellon	JPY	17,121	219,000	219,474	474
Expiring 11/16/12	Bank of New York Mellon	JPY	14,028	179,666	179,827	161
Expiring 11/16/12	Bank of New York Mellon	JPY	7,092	89,875	90,914	1,039
Expiring 11/16/12	Deutsche Bank	JPY	26,725	344,000	342,596	(1,404)
Expiring 11/16/12	Deutsche Bank	JPY	19,937	255,708	255,580	(128)
Expiring 11/16/12	JPMorgan Chase	JPY	2,029,936	25,867,458	26,022,132	154,674
Expiring 11/16/12	JPMorgan Chase	JPY	64,703	830,848	829,440	(1,408)
Expiring 11/16/12	JPMorgan Chase	JPY	46,525	595,000	596,412	1,412
Expiring 11/16/12	State Street Bank	JPY	67,608	864,000	866,682	2,682
Expiring 11/16/12	UBS Securities	JPY	25,545	322,000	327,465	5,465
Expiring 11/16/12	UBS Securities	JPY	23,540	300,000	301,760	1,760
Malaysian Ringgit,
Expiring 12/21/12	Bank of New York Mellon	MYR	251	81,256	81,621	365
Expiring 12/21/12	JPMorgan Chase	MYR	10,198	3,320,813	3,316,354	(4,459)
Mexican Peso,
Expiring 11/16/12	Citigroup Global Markets	MXN	1,684	126,453	130,160	3,707
Expiring 11/16/12	Goldman Sachs & Co.	MXN	51,071	3,853,986	3,947,416	93,430
Expiring 11/16/12	JPMorgan Chase	MXN	1,434	112,000	110,843	(1,157)
Expiring 11/16/12	Royal Bank of Canada	MXN	1,235	93,000	95,451	2,451
Expiring 11/16/12	State Street Bank	MXN	2,415	181,000	186,696	5,696
Norwegian Krone,
Expiring 11/16/12	Bank of America	NOK	44,681	7,517,212	7,784,521	267,309
Expiring 11/16/12	JPMorgan Chase	NOK	1,021	178,465	177,884	(581)
Expiring 11/16/12	JPMorgan Chase	NOK	614	108,000	106,906	(1,094)
Polish Zloty,
Expiring 11/16/12	Bank of New York Mellon	PLN	57	17,704	17,754	50
Expiring 11/16/12	Deutsche Bank	PLN	6,348	1,929,935	1,969,601	39,666
Russian Ruble,
Expiring 11/16/12	Bank of New York Mellon	RUB	2,513	77,850	79,897	2,047
Expiring 11/16/12	JPMorgan Chase	RUB	74,094	2,305,000	2,355,714	50,714
Expiring 11/16/12	Morgan Stanley	RUB	74,406	2,352,000	2,365,611	13,611
Singapore Dollar,
	Royal Bank of Scotland Group
Expiring 11/16/12	PLC	SGD	921	739,499	750,488	10,989
South African Rand,
Expiring 11/16/12	Bank of America	ZAR	19,540	2,343,688	2,331,459	(12,229)
South Korean Won,
Expiring 10/17/12	Bank of New York Mellon	KRW	133,360	118,965	119,867	902
Expiring 10/17/12	Bank of New York Mellon	KRW	106,583	93,989	95,800	1,811
Expiring 10/17/12	Bank of New York Mellon	KRW	85,725	75,000	77,052	2,052
Expiring 10/17/12	Credit Suisse First Boston Corp.	KRW	2,210,271	1,925,574	1,986,644	61,070
Swedish Krona,
Expiring 11/16/12	Bank of New York Mellon	SEK	808	122,000	122,791	791
Expiring 11/16/12	Bank of New York Mellon	SEK	147	21,957	22,402	445
Expiring 11/16/12	Royal Bank of Canada	SEK	13,432	2,003,946	2,041,710	37,764
Swiss Franc,
Expiring 11/16/12	JPMorgan Chase	CHF	83	88,857	88,334	(523)
	Royal Bank of Scotland Group
Expiring 11/16/12	PLC	CHF	3,192	3,286,907	3,397,566	110,659

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Thai Baht,
Expiring 11/16/12	Bank of New York Mellon	THB	2,498	$80,477	$80,860	$383
Expiring 11/16/12	Citigroup Global Markets	THB	30,873	976,994	999,357	22,363

				$90,178,635	$91,339,416	$1,160,781

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)
Australian Dollar,
Expiring 11/16/12	Barclays Capital Group	AUD	3,841	$4,011,060	$3,967,131	$43,929
Expiring 11/16/12	JPMorgan Chase	AUD	141	146,716	145,844	872
Expiring 11/16/12	State Street Bank	AUD	212	218,000	219,306	(1,306)
Expiring 11/16/12	State Street Bank	AUD	109	113,000	112,307	693
Brazilian Real,
Expiring 11/16/12	JPMorgan Chase	BRL	10,358	5,053,856	5,077,155	(23,299)
British Pound,
Expiring 11/16/12	Bank of New York Mellon	GBP	28	45,180	45,293	(113)
Expiring 11/16/12	Credit Suisse First Boston Corp.	GBP	2,699	4,236,361	4,357,150	(120,789)
Expiring 11/16/12	Deutsche Bank	GBP	250	401,799	403,682	(1,883)
Expiring 11/16/12	Deutsche Bank	GBP	156	252,238	251,386	852
	Royal Bank of Scotland Group
Expiring 11/16/12	PLC	GBP	46	71,995	74,447	(2,452)
Expiring 11/16/12	State Street Bank	GBP	105	164,254	168,928	(4,674)
Expiring 11/16/12	UBS Securities	GBP	126	205,519	204,262	1,257
Canadian Dollar,
Expiring 11/16/12	Deutsche Bank	CAD	268	275,100	272,172	2,928
Expiring 11/16/12	UBS Securities	CAD	314	315,900	319,543	(3,643)
Danish Krone,
Expiring 11/16/12	JPMorgan Chase	DKK	638	107,128	110,162	(3,034)
Euro,
Expiring 11/16/12	Bank of America	EUR	596	769,506	765,974	3,532
Expiring 11/16/12	Bank of America	EUR	563	735,157	723,845	11,312
Expiring 11/16/12	Bank of America	EUR	109	137,664	140,651	(2,987)
Expiring 11/16/12	Bank of New York Mellon	EUR	1,590	2,066,519	2,044,600	21,919
Expiring 11/16/12	Bank of New York Mellon	EUR	433	558,207	556,617	1,590
Expiring 11/16/12	Bank of New York Mellon	EUR	94	120,455	120,244	211
Expiring 11/16/12	Barclays Capital Group	EUR	2,270	2,842,583	2,918,035	(75,452)
Expiring 11/16/12	Deutsche Bank	EUR	1,228	1,580,824	1,579,389	1,435
Expiring 11/16/12	Deutsche Bank	EUR	448	575,434	575,671	(237)
Expiring 11/16/12	JPMorgan Chase	EUR	7,307	9,033,375	9,394,190	(360,815)
Expiring 11/16/12	JPMorgan Chase	EUR	765	991,032	983,566	7,466
Japanese Yen,
Expiring 11/16/12	Citigroup Global Markets	JPY	96,248	1,225,000	1,233,820	(8,820)
Expiring 11/16/12	JPMorgan Chase	JPY	103,670	1,333,000	1,330,316	2,684
Mexican Peso,
Expiring 11/16/12	Bank of New York Mellon	MXN	19,137	1,473,466	1,479,177	(5,711)
Expiring 11/16/12	Bank of New York Mellon	MXN	1,112	85,000	85,950	(950)
Expiring 11/16/12	JPMorgan Chase	MXN	1,064	83,000	82,237	763
Norwegian Krone,
Expiring 11/16/12	JPMorgan Chase	NOK	469	82,000	81,757	243
Expiring 11/16/12	Royal Bank of Canada	NOK	3,715	623,090	647,288	(24,198)
Polish Zloty,
Expiring 11/16/12	JPMorgan Chase	PLN	17,538	5,249,118	5,441,280	(192,162)
South African Rand,
Expiring 11/16/12	Bank of America	ZAR	26,202	3,179,876	3,126,366	53,510

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)(1)

South Korean Won,
Expiring 10/17/12	Citigroup Global Markets	KRW	2,499,050	$2,202,000	$2,246,206	$(44,206)

				$50,564,412	$51,285,947	$(721,535)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Warrants	$—	$—	$36,250
Asset-Backed Securities	—	6,915,309	—
Commercial Mortgage-Backed Securities	—	8,683,584	—
Corporate Obligations	—	60,164,461	—
Foreign Bonds	—	255,806,681	—
Municipal Bonds	—	11,870,610	—
Residential Mortgage-Backed Securities	—	2,321,312	—
Sovereign Issues	—	3,728,211	—
U.S. Government Agency Obligations	—	69,358,055	—
U.S. Treasury Obligations	—	40,546,568	—
Affiliated Money Market Mutual Fund	34,208,922	—	—
Other Financial Instruments*
Futures	(65,971)	—	—
Foreign Forward Currency Contracts	—	439,246	—

Total	$34,142,951	$459,834,037	$36,250

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of

September 30, 2012 were as follows:

Foreign Bonds	52.8%
U.S. Government Agency Obligations	14.3
U.S. Treasury Obligations	8.4
Affiliated Money Market Mutual Fund	7.0
(1.6% represents investments purchased with collateral from securities on loan)
Financial Services	2.5
Municipal Bonds	2.4
Commercial Mortgage-Backed Securities	1.8
Oil & Gas	1.5
Asset-Backed Securities	1.4
Financial - Bank & Trust	1.1
Sovereign Issues	0.8
Media	0.6
Pipelines	0.6
Insurance	0.6
Telecommunications	0.5

Utilities	0.5%
Residential Mortgage-Backed Securities	0.5
Metals & Mining	0.5
Healthcare Services	0.4
Electric	0.4
Food	0.3
Real Estate Investment Trusts	0.3
Advertising	0.2
Aerospace & Defense	0.2
Farming & Agriculture	0.2
Entertainment & Leisure	0.2
Computer Services & Software	0.2
Transportation	0.2
Airlines	0.2
Pharmaceuticals	0.1
Environmental Control	0.1
Real Estate	0.1
Retail & Merchandising	0.1
Office Equipment	0.1
Paper & Forest Products	0.1
Tobacco	0.1

AST T. ROWE PRICE GLOBAL BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Chemicals	0.1%
Biotechnology	0.1
Electronic Components & Equipment	0.1
Manufacturing	0.1
Hotels, Restaurants & Leisure	0.1

101.8
Liabilities in excess of other assets	(1.8)

100.0%

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.0%
COMMON STOCKS — 99.0%
Aerospace & Defense — 2.1%
Boeing Co. (The)	741,600	$51,630,192

Airlines — 0.7%
United Continental Holdings, Inc.*(a)	906,300	17,672,850

Apparel — 0.9%
Michael Kors Holdings Ltd. (British Virgin Islands)*	235,800	12,539,844
Ralph Lauren Corp.	68,700	10,389,501

		22,929,345

Beverages — 0.4%
Monster Beverage Corp.*	181,700	9,840,872

Biotechnology — 5.5%
Alexion Pharmaceuticals, Inc.*	236,580	27,064,752
Biogen Idec, Inc.*	186,400	27,816,472
Celgene Corp.*	232,708	17,778,891
Gilead Sciences, Inc.*(a)	903,900	59,955,687
Regeneron Pharmaceuticals, Inc.*	34,800	5,312,568

		137,928,370

Business Services — 2.6%
MasterCard, Inc. (Class A Stock)	145,300	65,600,044

Chemicals — 3.2%
Praxair, Inc.	401,000	41,655,880
Sherwin-Williams Co. (The)	259,800	38,686,818

		80,342,698

Commercial Services & Supplies — 1.5%
McKesson Corp.	445,800	38,352,174

Communication Equipment — 4.3%
Juniper Networks, Inc.*	2,979,315	50,976,080
QUALCOMM, Inc.	892,000	55,741,080

		106,717,160

Computer Hardware — 12.6%
Apple, Inc.	406,500	271,241,190
EMC Corp.*	1,559,300	42,522,111

		313,763,301

Computer Services & Software — 7.3%
Akamai Technologies, Inc.*	380,100	14,542,626

Cognizant Technology Solutions Corp. (Class A Stock)*	198,400	13,872,128
IHS, Inc. (Class A Stock)*(a)	137,600	13,395,360
Informatica Corp.*	401,570	13,978,652
Nuance Communications, Inc.*(a)	891,060	22,178,483
Red Hat, Inc.*	438,700	24,979,578
salesforce.com, Inc.*(a)	228,100	34,828,589
SanDisk Corp.*	989,100	42,956,613

		180,732,029

Distribution/Wholesale — 2.0%
Fastenal Co.(a)	598,400	25,725,216
Fossil, Inc.*	289,900	24,554,530

		50,279,746

Diversified Financial Services — 0.8%
TD Ameritrade Holding Corp.(a)	1,242,900	19,103,373

Financial Services — 1.7%
Franklin Resources, Inc.	328,800	41,123,016

	Shares	Value
COMMON STOCKS (Continued)
Food — 0.5%
Whole Foods Market, Inc.	130,300	$12,691,220

Healthcare Services — 1.6%
UnitedHealth Group, Inc.	695,700	38,548,737

Home Builders — 0.5%
D.R. Horton, Inc.	604,000	12,466,560

Hotels, Restaurants & Leisure — 6.2%
Carnival Corp. (Panama)	1,340,700	48,855,108
Chipotle Mexican Grill, Inc.*	69,300	22,005,522
Las Vegas Sands Corp.	921,880	42,747,576
Starwood Hotels & Resorts Worldwide, Inc.	691,600	40,085,136

		153,693,342

Internet Services — 17.3%
Amazon.com, Inc.*	371,447	94,466,401
Baidu, Inc. (Cayman Islands), ADR*	328,500	38,375,370
eBay, Inc.*	768,900	37,222,449
Google, Inc. (Class A Stock)*	164,860	124,386,870
Groupon, Inc.*(a)	1,639,704	7,804,991
LinkedIn Corp. (Class A Stock)*	99,000	11,919,600
NetFlix, Inc.*(a)	212,000	11,541,280
priceline.com, Inc.*	120,500	74,556,965
Rackspace Hosting, Inc.*(a)	190,900	12,616,581
TIBCO Software, Inc.*	569,000	17,200,870

		430,091,377

Medical Supplies & Equipment — 2.5%
Edwards Lifesciences Corp.*	345,500	37,096,335
Stryker Corp.	445,400	24,790,964

		61,887,299

Metal Fabricate/Hardware — 1.6%
Precision Castparts Corp.	247,700	40,459,318

Oil & Gas — 1.3%
Pioneer Natural Resources Co.	167,800	17,518,320
Southwestern Energy Co.*(a)	434,300	15,104,954

		32,623,274

Oil, Gas & Consumable Fuels — 3.5%
Cimarex Energy Co.	442,600	25,914,230
EOG Resources, Inc.	229,600	25,726,680
Range Resources Corp.	517,300	36,143,751

		87,784,661

Pharmaceuticals — 3.5%
Catamaran Corp. (Canada)*	190,815	18,694,145
Express Scripts Holding Co.*	701,200	43,944,204
Valeant Pharmaceuticals International, Inc. (Canada)*	446,300	24,667,001

		87,305,350

Pipelines — 0.7%
Williams Cos., Inc. (The)	499,200	17,457,024

Retail — 0.5%
Tractor Supply Co.	125,500	12,410,695

Retail & Merchandising — 5.3%
Danaher Corp.	1,376,100	75,891,915
Starbucks Corp.	1,109,241	56,293,981

		132,185,896

Semiconductors — 0.6%
Atmel Corp.*(a)	2,861,200	15,049,912

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Semiconductors & Semiconductor Equipment — 1.5%
Broadcom Corp. (Class A Stock)	1,066,200	$36,869,196

Telecommunications — 2.6%
Crown Castle International Corp.*	1,001,155	64,174,035

Transportation — 3.7%
Union Pacific Corp.	446,200	52,963,940
United Parcel Service, Inc. (Class B Stock)	528,800	37,846,216

		90,810,156

TOTAL COMMON STOCKS (cost $2,175,470,854)		2,462,523,222

PREFERRED STOCK
Internet Services
Living Social, (PRFC)*(g) (cost $1,352,010)	175,814	223,284

TOTAL LONG-TERM INVESTMENTS (cost $2,176,822,864)		2,462,746,506

SHORT-TERM INVESTMENT — 8.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $216,103,393; includes $180,096,563 of cash collateral for securities on loan)(b)(w)	216,103,393	216,103,393

TOTAL INVESTMENTS — 107.7% (cost $2,392,926,257)		2,678,849,899
Liabilities in excess of other assets — (7.7)%		(192,331,582)

NET ASSETS — 100.0%		$2,486,518,317

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

PRFC	Preference Shares

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $174,872,042; cash collateral of $180,096,563 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE LARGE-CAP GROWTH PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,462,523,222	$—	$—
Preferred Stock	—	—	223,284
Affiliated Money Market Mutual Fund	216,103,393	—	—

Total	$2,678,626,615	$—	$223,284

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS — 95.6%
Agriculture — 1.0%
Archer-Daniels-Midland Co.(a)	298,400	$8,110,512

Building Materials — 1.1%
Martin Marietta Materials, Inc.(a)	102,900	8,527,323

Chemicals — 7.7%
Air Products & Chemicals, Inc.	80,700	6,673,890
Celanese Corp. (Class A Stock)	190,600	7,225,646
LyondellBasell Industries NV (Netherlands) (Class A Stock)*	190,800	9,856,728
Potash Corp. of Saskatchewan, Inc. (Canada)	431,500	18,735,730
Praxair, Inc.	131,100	13,618,668
Sociedad Quimica y Minera de Chile SA (Chile), ADR(a)	80,500	4,962,020

		61,072,682

Coal — 0.7%
CONSOL Energy, Inc.	184,500	5,544,225

Construction — 2.3%
Fluor Corp.	62,800	3,534,384
Louisiana-Pacific Corp.*(a)	229,900	2,873,750
McDermott International, Inc. (Panama)*	613,000	7,490,860
Technip SA (France)	41,365	4,598,533

		18,497,527

Containers & Packaging — 1.8%
Crown Holdings, Inc.*	181,200	6,659,100
Owens-Illinois, Inc.*	419,300	7,866,068

		14,525,168

Electric — 2.3%
Entergy Corp.	60,000	4,158,000
MDU Resources Group, Inc.	390,000	8,595,600
NRG Energy, Inc.	246,100	5,264,079

		18,017,679

Energy Services — 3.0%
Calpine Corp.*	730,800	12,642,840
Peabody Energy Corp.(a)	488,900	10,897,581

		23,540,421

Exploration & Production — 4.4%
Devon Energy Corp.	112,414	6,801,047
Murphy Oil Corp.	255,000	13,690,950
Nexen, Inc. (Canada)	210,100	5,323,934
Royal Dutch Shell PLC (United Kingdom), ADR	134,075	9,306,146

		35,122,077

Integrated Petroleum — 5.4%
Baker Hughes, Inc.	235,353	10,645,016
Chevron Corp.	151,956	17,711,991
Exxon Mobil Corp.	156,208	14,285,222

		42,642,229

Machinery & Equipment — 1.6%
Babcock & Wilcox Co. (The)*	349,100	8,891,577
Joy Global, Inc.	69,599	3,901,720

		12,793,297

Metals & Mining — 12.1%
Anglo American PLC (United Kingdom)	286,975	8,420,133

	Shares	Value
COMMON STOCKS (Continued)
Metals & Mining (cont’d.)
BHP Billiton Ltd. (Australia)	397,336	$13,576,526
Compass Minerals International, Inc.	36,800	2,744,912
Eastern Platinum Ltd. (Canada)*	6,493,900	1,188,996
Eldorado Gold Corp. (Canada)(a)	996,900	15,192,756
Franco-Nevada Corp. (Canada)	103,400	6,095,036
Freeport-McMoRan Copper & Gold, Inc.	251,506	9,954,608
Fresnillo PLC (United Kingdom)	165,051	4,938,710
IAMGOLD Corp. (Canada)(a)	503,638	7,962,517
Orica Ltd. (Australia)	230,741	5,933,733
PanAust Ltd. (Australia)	823,553	2,592,483
Petra Diamonds Ltd. (Bermuda)*	2,392,091	4,519,428
Tenaris SA (Luxembourg), ADR(a)	146,300	5,964,651
Vale SA (Brazil), ADR(a)	279,200	4,997,680
Walter Energy, Inc.	68,500	2,223,510

		96,305,679

Oil & Gas — 38.9%
Apache Corp.	61,800	5,343,846
Bill Barrett Corp.*(a)	207,400	5,137,298
Cabot Oil & Gas Corp.	66,600	2,990,340
Cameron International Corp.*	274,700	15,402,429
CenterPoint Energy, Inc.	189,100	4,027,830
Cimarex Energy Co.	124,494	7,289,124
Cobalt International Energy, Inc.*	246,000	5,478,420
Concho Resources, Inc.*	73,000	6,916,750
Diamond Offshore Drilling, Inc.(a)	116,200	7,647,122
Eni SpA (Italy)	496,559	10,860,513
Ensco PLC (United Kingdom) (Class A Stock)(a)	149,400	8,151,264
EQT Corp.	159,000	9,381,000
Forum Energy Technologies, Inc.*	162,306	3,947,282
Halliburton Co.	231,900	7,812,711
Hess Corp.	224,500	12,060,140
Laredo Petroleum Holdings, Inc.*	63,800	1,402,324
Marathon Petroleum Corp.	68,900	3,761,251
Matador Resources Co.*	85,900	892,501
Noble Corp. (Switzerland)*	280,367	10,031,531
NovaTek OAO (Russia), GDR	46,439	5,493,734
Ophir Energy PLC (United Kingdom)*	542,082	5,322,167
PDC Energy, Inc.*	138,400	4,377,592
Petroleo Brasileiro SA (Brazil), ADR(a)	491,100	10,838,577
Phillips 66	129,300	5,995,641
Pioneer Natural Resources Co.	41,400	4,322,160
QEP Resources, Inc.	296,300	9,380,858
Range Resources Corp.	204,700	14,302,389
Salamander Energy PLC (United Kingdom)* .	673,898	2,176,427
Schlumberger Ltd. (Netherlands)	433,425	31,349,630
SM Energy Co.	161,400	8,733,354
Southwestern Energy Co.*(a)	413,200	14,371,096
Spectra Energy Corp.	371,100	10,895,496
Subsea 7 SA (Luxembourg)	363,024	8,377,136
Trican Well Service Ltd. (Canada)	480,100	6,246,037
Tullow Oil PLC (United Kingdom)	528,236	11,686,071
Valero Energy Corp.	237,100	7,511,328
Williams Cos., Inc. (The)	344,100	12,033,177
WPX Energy, Inc.*(a)	421,033	6,984,938

		308,931,484

Paper & Forest Products — 2.4%
International Paper Co.	236,400	8,586,048

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Paper & Forest Products (cont’d.)
Weyerhaeuser Co.	396,351	$10,360,615

		18,946,663

Petroleum Exploration & Production — 5.9%
BG Group PLC (United Kingdom)	732,897	14,793,567
EOG Resources, Inc.	68,200	7,641,810
FMC Technologies, Inc.*	335,400	15,529,020
Newfield Exploration Co.*	268,400	8,406,288

		46,370,685

Real Estate — 0.1%
Hang Lung Properties Ltd. (Hong Kong)	235,000	800,147

Real Estate Investment Trusts — 0.6%
Boston Properties, Inc.(a)	10,900	1,205,649
Camden Property Trust	20,200	1,302,698
Federal Realty Investment Trust	10,500	1,105,650
Simon Property Group, Inc.	7,563	1,148,139

		4,762,136

Retail — 0.3%
Harry Winston Diamond Corp. (Canada)*	205,700	2,445,970

Telecommunications — 2.0%
Quanta Services, Inc.*	629,696	15,553,491

Transportation — 0.3%
Kansas City Southern	30,200	2,288,556

Utilities — 1.7%
AES Corp. (The)*	768,100	8,426,057
GenOn Energy, Inc.*	1,985,700	5,023,821

		13,449,878

TOTAL COMMON STOCKS (cost $756,062,745)		758,247,829

Interest Rate	Maturity Date	Moody’s Rating†	Principal Amount (000)#
CONVERTIBLE BOND — 0.3%
Metals & Mining
United States Steel Corp.,
Sr. Unsec’d. Notes (cost $2,551,291)
4.000%	05/15/14	B1	$2,423	2,448,744

TOTAL LONG-TERM INVESTMENTS (cost $758,614,036)				760,696,573

	Shares	Value
SHORT-TERM INVESTMENT — 12.2%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $97,007,956; includes $66,682,836 of cash collateral received for securities on loan)(b)(w)	97,007,956	$97,007,956

TOTAL INVESTMENTS — 108.1% (cost $855,621,992)		857,704,529
Liabilities in excess of other assets — (8.1)%		(64,158,656)

NET ASSETS — 100.0%		$793,545,873

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.

†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $63,278,652; cash collateral of $66,682,836 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

AST T. ROWE PRICE NATURAL RESOURCES PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$735,344,940	$22,902,889	$—
Convertible Bond	—	2,448,744	—
Affiliated Money Market Mutual Fund	97,007,956	—	—

Total	$832,352,896	$25,351,633	$—

Fair value of Level 2 investments at 12/31/11 was $2,599,688. An amount of $10,528,699 was transferred from Level 1 into Level 2 at 09/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 89.3%
COMMON STOCKS — 81.6%
Advertising — 1.0%
Airmedia Group, Inc. (Cayman Islands), ADR*	84,900	$161,310
Focus Media Holding Ltd. (Cayman Islands), ADR	62,400	1,460,160
Omnicom Group, Inc.	123,907	6,388,645
Publicis Groupe SA (France)	8,669	485,151
WPP PLC (United Kingdom)	59,615	810,083

		9,305,349

Aerospace & Defense — 1.7%
Boeing Co. (The)	14,845	1,033,509
Cubic Corp.	8,109	405,937
Lockheed Martin Corp.	56,117	5,240,205
Northrop Grumman Corp.	76,954	5,112,054
Rolls-Royce Holdings PLC (United Kingdom)*	35,366	481,430
United Technologies Corp.	38,900	3,045,481
Zodiac Aerospace (France)	5,814	567,668

		15,886,284

Agriculture — 1.0%
British American Tobacco PLC (United Kingdom)	15,871	814,860
Philip Morris International, Inc.	91,559	8,234,816

		9,049,676

Airlines
Delta Air Lines, Inc.*	12,800	117,248
United Continental Holdings, Inc.*(a)	6,300	122,850

		240,098

Apparel — 0.5%
Burberry Group PLC (United Kingdom)	28,377	458,691
Coach, Inc.	46,102	2,582,634
Hanesbrands, Inc.*	26,350	840,038
Warnaco Group, Inc. (The)*	7,100	368,490

		4,249,853

Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.(a)	169,210	3,404,505
Continental AG (Germany)	10,810	1,058,524
Exedy Corp. (Japan)	21,700	430,805
Stanley Electric Co. Ltd. (Japan)	36,600	541,822
WABCO Holdings, Inc.*	6,630	382,352

		5,818,008

Automobile Manufacturers — 0.6%
Dongfeng Motor Group Co. Ltd. (China) (Class H Stock)	1,077,680	1,252,307
General Motors Co.*(a)	48,440	1,102,010
PACCAR, Inc.	77,358	3,096,254

		5,450,571

Banks — 6.1%
Banco Santander Brasil SA (Brazil), ADS	106,500	784,905
Bank of Ireland (Ireland)*	3,141,714	391,614
Citigroup, Inc.	18,560	607,283
Credit Suisse Group AG (Switzerland)*	75,858	1,607,496
Cullen/Frost Bankers, Inc.	9,395	539,555
EFG International AG (Switzerland)*	128,981	1,075,185
First Midwest Bancorp, Inc.	82,200	1,031,610

	Shares	Value
COMMON STOCKS (Continued)
Banks (cont’d.)
First Republic Bank	40,710	$1,402,867
Goldman Sachs Group, Inc. (The)	10,600	1,205,008
Hancock Holding Co.	18,270	565,457
Huntington Bancshares, Inc.	24,500	169,050
International Bancshares Corp.	59,500	1,133,475
JPMorgan Chase & Co.	233,172	9,438,803
M&T Bank Corp.(a)	50,855	4,839,362
MB Financial, Inc.	30,650	605,338
Oversea-Chinese Banking Corp. Ltd. (Singapore)	93,024	705,510
PNC Financial Services Group, Inc.	161,609	10,197,528
Standard Chartered PLC (United Kingdom) .	35,748	808,164
SunTrust Banks, Inc.	15,300	432,531
UBS AG (Switzerland)*	137,600	1,675,194
Webster Financial Corp.	47,100	1,116,270
Wells Fargo & Co.	449,499	15,521,200
Westamerica Bancorporation(a)	7,160	336,878

		56,190,283

Beverages — 1.9%
C&C Group PLC (Ireland)	182,342	862,292
Coca Cola Hellenic Bottling Co. SA (Greece)	9,036	168,602
Coca-Cola Co. (The)	58,943	2,235,708
Diageo PLC (United Kingdom), ADR	15,737	1,774,032
Green Mountain Coffee Roasters, Inc.*(a)	47,660	1,131,925
Grupo Modelo SAB de CV (Mexico) (Class C Stock)	101,463	913,516
Molson Coors Brewing Co. (Class B Stock)(a)	67,730	3,051,236
PepsiCo, Inc.	104,142	7,370,129

		17,507,440

Biotechnology — 1.8%
Alexion Pharmaceuticals, Inc.*	1,945	222,508
Amgen, Inc.	60,540	5,104,733
Arena Pharmaceuticals, Inc.*(a)	31,470	261,830
Biogen Idec, Inc.*	19,727	2,943,860
Celgene Corp.*	28,411	2,170,600
Charles River Laboratories International, Inc.*	43,090	1,706,364
Gilead Sciences, Inc.*	37,550	2,490,692
Regeneron Pharmaceuticals, Inc.*(a)	3,120	476,299
Vertex Pharmaceuticals, Inc.*	23,065	1,290,487

		16,667,373

Building Materials — 1.1%
CRH PLC (Ireland)	125,449	2,414,701
HeidelbergCement AG (Germany)	16,066	841,721
Kingspan Group PLC (Ireland)	63,361	647,305
Lennox International, Inc.	78,365	3,789,731
Louisiana-Pacific Corp.*(a)	59,400	742,500
Masco Corp.(a)	86,100	1,295,805
Owens Corning*	23,390	782,629

		10,514,392

Chemicals — 1.5%
BASF SE (Germany)	13,495	1,138,486
Dow Chemical Co. (The)	146,210	4,234,242
Huabao International Holdings Ltd. (Bermuda)	2,068,000	1,178,859
Innospec, Inc.*	26,540	900,237

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Chemicals (cont’d.)
JSR Corp. (Japan)	32,503	$531,921
Monsanto Co.	11,451	1,042,270
Mosaic Co. (The)	32,090	1,848,705
Petronas Chemicals Group Bhd (Malaysia)	60,324	125,991
Sensient Technologies Corp.	15,050	553,238
Sherwin-Williams Co. (The)	13,025	1,939,553
TSRC Corp. (Taiwan)	271,657	600,167

		14,093,669

Coal — 0.1%
CONSOL Energy, Inc.	31,100	934,555
Peabody Energy Corp.	5,400	120,366

		1,054,921

Commercial Services — 2.7%
Anhanguera Educacional Participacoes SA (Brazil)	61,700	1,026,888
Arbitron, Inc.	34,120	1,293,148
Automatic Data Processing, Inc.	43,491	2,551,182
Benesse Holdings, Inc. (Japan)	5,900	285,497
Corrections Corp. of America	23,130	773,699
Edenred (France)	22,626	635,737
Forrester Research, Inc.	13,270	381,778
ITT Educational Services, Inc.*(a)	5,169	166,597
Localiza Rent a Car SA (Brazil)	12,775	221,314
Manpower, Inc.	20,040	737,472
MAXIMUS, Inc.	21,540	1,286,369
McGrath Rentcorp	4,740	123,667
Monro Muffler Brake, Inc.	3,685	129,675
PAREXEL International Corp.*	23,840	733,318
QinetiQ Group PLC (United Kingdom)	345,201	1,056,334
SEI Investments Co.	189,025	4,054,586
Team Health Holdings, Inc.*	21,780	590,891
Towers Watson & Co. (Class A Stock)	16,330	866,306
Western Union Co. (The)	451,157	8,220,081

		25,134,539

Computers — 3.3%
Apple, Inc.	25,434	16,971,091
Cadence Design Systems, Inc.*	105,915	1,362,596
Cognizant Technology Solutions Corp. (Class A Stock)*	12,770	892,878
Diebold, Inc.	26,250	884,888
EMC Corp.*	179,883	4,905,409
Hewlett-Packard Co.	56,080	956,725
International Business Machines Corp.	6,691	1,388,048
Lenovo Group Ltd. (Hong Kong)	990,265	816,375
MTS Systems Corp.	20,880	1,118,124
NetApp, Inc.*	29,342	964,765
Teradata Corp.*	7,095	535,034

		30,795,933

Containers & Packaging — 0.4%
Ball Corp.	8,770	371,059
Crown Holdings, Inc.*	9,900	363,825
Graphic Packaging Holding Co.*	93,185	541,405
Greif, Inc. (Class A Stock)	13,860	612,335
Rock-Tenn Co. (Class A Stock)	11,420	824,296
Silgan Holdings, Inc.	29,815	1,297,251

		4,010,171

	Shares	Value
COMMON STOCKS (Continued)
Cosmetics/Personal Care
Pola Orbis Holdings, Inc. (Japan)	11,100	$349,773

Distribution/Wholesale — 0.2%
United Stationers, Inc.	51,050	1,328,321

Diversified Financial Services — 1.7%
BlackRock, Inc.	38,451	6,855,813
Hana Financial Group, Inc. (South Korea)	30,540	931,433
Invesco Ltd. (Bermuda)	81,215	2,029,563
LPL Financial Holdings, Inc.	29,190	833,083
NYSE Euronext	29,140	718,301
Royal Bank of Scotland Group PLC (United Kingdom)*	245,809	1,020,119
T. Rowe Price Group, Inc.	28,980	1,834,434
Visa, Inc. (Class A Stock)	10,920	1,466,338

		15,689,084

Diversified Machinery — 0.5%
Albany International Corp. (Class A Stock)	56,720	1,246,138
Amada Co. Ltd. (Japan)	84,000	367,042
Flowserve Corp.	8,970	1,145,828
IDEX Corp.	31,995	1,336,431
Zebra Technologies Corp. (Class A Stock)*	18,720	702,749

		4,798,188

Electric — 0.5%
Cia Energetica de Minas Gerais (Brazil), ADR	58,267	706,196
Duke Energy Corp.	10,438	676,382
UNS Energy Corp.	19,430	813,340
Westar Energy, Inc.	21,920	650,147
Xcel Energy, Inc.	60,500	1,676,455

		4,522,520

Electronic Components & Equipment — 0.5%
Acuity Brands, Inc.	8,280	524,041
Belden, Inc.	60,340	2,225,339
Schneider Electric SA (France)	32,848	1,944,042
Universal Display Corp.*(a)	8,300	285,354

		4,978,776

Electronics — 0.5%
Agilent Technologies, Inc.	24,995	961,058
Coherent, Inc.*	12,000	550,320
Hon Hai Precision Industry Co. Ltd. (Taiwan)	582,463	1,823,719
Jabil Circuit, Inc.	6,935	129,823
National Instruments Corp.	13,770	346,591
Waters Corp.*(a)	8,565	713,721

		4,525,232

Engineering & Construction — 0.4%
Jacobs Engineering Group, Inc.*	49,465	1,999,870
McDermott International, Inc. (Panama)*	92,950	1,135,849
Vinci SA (France)	20,826	887,041

		4,022,760

Entertainment & Leisure — 1.2%
DreamWorks Animation SKG, Inc. (Class A Stock)*(a)	64,000	1,230,720
Harley-Davidson, Inc.	46,450	1,968,087
Hasbro, Inc.(a)	75,960	2,899,393
Mattel, Inc.	72,338	2,566,552
Nintendo Co. Ltd. (Japan)(a)	5,630	715,139

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Entertainment & Leisure (cont’d.)
OPAP SA (Greece)	41,961	$215,688
Sega Sammy Holdings, Inc. (Japan)	17,600	332,105
Yamaha Motor Co. Ltd. (Japan)	91,400	797,659

		10,725,343

Food — 1.7%
Compass Group PLC (United Kingdom)	54,382	600,224
Danone SA (France)	16,365	1,007,540
General Mills, Inc.	80,420	3,204,737
Kraft Foods, Inc. (Class A Stock)	115,862	4,790,894
Post Holdings, Inc.	15,855	476,601
Ralcorp Holdings, Inc.*	13,950	1,018,350
Tesco PLC (United Kingdom)	293,179	1,571,777
Unilever NV (Netherlands)	83,380	2,958,322

		15,628,445

Forest Products & Paper — 0.5%
Deltic Timber Corp.	13,870	905,156
International Paper Co.	91,800	3,334,176
Sino-Forest Corp. (Canada)*(g)	22,480	23

		4,239,355

Gas — 1.0%
Atmos Energy Corp.	20,830	745,506
New Jersey Resources Corp.	7,770	355,244
Snam SpA (Italy), 144A*	101,169	448,525
UGI Corp.	224,235	7,119,461
WGL Holdings, Inc.	13,810	555,852

		9,224,588

Hand/Machine Tools — 0.4%
Stanley Black & Decker, Inc.	43,893	3,346,841

Healthcare Products — 2.7%
Bruker Corp.*	42,695	558,878
Cie Generale d’Optique Essilor International
SA (France)	2,795	261,728
Edwards Lifesciences Corp.*	17,430	1,871,459
Haemonetics Corp.*	7,190	576,638
HeartWare International, Inc.*(a)	4,390	414,811
Hologic, Inc.*	113,015	2,287,424
Intuitive Surgical, Inc.*	263	130,351
Johnson & Johnson(a)	148,556	10,236,994
Medtronic, Inc.	139,629	6,020,802
St. Jude Medical, Inc.	34,300	1,445,059
STERIS Corp.	22,010	780,695

		24,584,839

Healthcare Services — 0.7%
AmSurg Corp.*(a)	33,340	946,189
ICON PLC (Ireland), ADR*	69,640	1,697,127
UnitedHealth Group, Inc.	69,441	3,847,726

		6,491,042

Holding Companies – Diversified — 0.2%
LVMH Moet Hennessy Louis Vuitton SA (France)	3,181	478,266
Nava Bharat Ventures Ltd. (India)	101,973	321,709
Shanghai Industrial Holdings Ltd. (Hong Kong)	239,000	707,104

		1,507,079

	Shares	Value
COMMON STOCKS (Continued)
Home Builders — 0.8%
Lennar Corp. (Class A Stock)(a)	12,850	$446,795
NVR, Inc.*	5,545	4,682,752
Persimmon PLC (United Kingdom)	156,704	1,919,356
Pulte Group, Inc.*(a)	23,600	365,800

		7,414,703

Home Furnishings — 0.1%
De’longhi SpA (Italy)	40,098	468,904
TiVo, Inc.*	33,100	345,233

		814,137

Hotels, Restaurants & Leisure — 0.1%
Choice Hotels International, Inc.	10,510	336,215
Wynn Macau Ltd. (Cayman Islands)	76,866	206,075

		542,290

Household Products/Wares — 0.2%
ACCO Brands Corp.*	208,050	1,350,245
Jarden Corp.	7,350	388,374
Samsonite International SA	213,900	410,473

		2,149,092

Insurance — 3.3%
ACE Ltd. (Switzerland)	79,904	6,040,742
AIA Group Ltd. (Hong Kong)	387,956	1,437,544
Alleghany Corp.*	9,220	3,180,347
American International Group, Inc.*	85,700	2,810,103
AON PLC (United Kingdom)	14,250	745,132
Assured Guaranty Ltd. (Bermuda)	41,910	570,814
Berkshire Hathaway, Inc. (Class B Stock)*(a)	19,680	1,735,776
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	162,600	488,787
LIG Insurance Co. Ltd. (South Korea)	14,740	342,493
Marsh & McLennan Cos., Inc.	160,761	5,454,621
Platinum Underwriters Holdings Ltd. (Bermuda)	21,970	897,914
Primerica, Inc.	39,280	1,124,979
Prudential PLC (United Kingdom)	61,803	799,895
Reinsurance Group of America, Inc.	23,210	1,343,163
Swiss Re Ltd. (Switzerland)*	22,624	1,454,142
White Mountains Insurance Group Ltd. (Bermuda)	1,570	805,944
Zurich Insurance Group AG (Switzerland)*	6,311	1,571,543

		30,803,939

Internet — 3.4%
Amazon.com, Inc.*	17,470	4,442,970
Baidu, Inc. (China), ADR*	6,485	757,578
Ctrip.com International Ltd. (China), ADR*(a)	34,300	578,984
Daum Communications Corp. (South Korea)	8,652	880,643
Dena Co. Ltd. (Japan)(a)	45,186	1,498,948
eBay, Inc.*	96,957	4,693,688
Equinix, Inc.*(a)	6,390	1,316,660
Google, Inc. (Class A Stock)*	9,363	7,064,384
HomeAway, Inc.*(a)	14,960	350,812
IAC/InterActiveCorp.	48,482	2,523,973
Kakaku.com, Inc. (Japan)(a)	20,500	768,408
LinkedIn Corp. (Class A Stock)*(a)	12,440	1,497,776
Pandora Media, Inc.*(a)	39,990	437,890
priceline.com, Inc.*	1,772	1,096,390

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Internet (cont’d.)
Shutterfly, Inc.*	19,015	$591,747
Sohu.com, Inc.*(a)	12,050	507,184
Splunk, Inc.*	7,730	283,846
Start Today Co. Ltd. (Japan)	55,936	799,046
TIBCO Software, Inc.*	22,870	691,360
Websense, Inc.*	36,330	568,564
Yahoo! Japan Corp. (Japan)	759	288,763
Zynga, Inc. (Class A Stock)*	46,200	131,208

		31,770,822

Investment Companies — 0.2%
Ares Capital Corp.	59,810	1,025,143
Resolution Ltd. (Guernsey)	205,526	720,521

		1,745,664

Machinery–Construction & Mining — 0.1%
Caterpillar, Inc.(a)	13,295	1,143,902

Media — 2.2%
AMC Networks, Inc. (Class A Stock)*	12,510	544,435
Comcast Corp. (Class A Stock)	41,621	1,488,783
FactSet Research Systems, Inc.(a)	14,100	1,359,522
Liberty Global, Inc. (Class A Stock)*	11,176	678,942
Sirius XM Radio, Inc.*(a)	332,310	864,006
Thomson Reuters Corp. (Canada)	85,120	2,456,563
Time Warner, Inc.(a)	130,385	5,910,352
Walt Disney Co. (The)	109,298	5,714,099
Wolters Kluwer NV (Netherlands)	44,944	844,960

		19,861,662

Metal Fabricate/Hardware — 0.2%
SKF AB (Sweden) (Class B Stock)	78,542	1,694,282
Vallourec SA (France)	11,252	476,437

		2,170,719

Metals & Mining — 0.7%
Agnico-Eagle Mines Ltd. (Canada)	1,995	103,501
Aquarius Platinum Ltd. (South Africa)	200,898	135,442
Barrick Gold Corp. (Canada)	22,580	942,941
Detour Gold Corp. (Canada)*	16,700	465,956
KGHM Polska Miedz SA (Poland)	18,358	873,877
Lundin Mining Corp. (Canada)*	213,573	1,090,567
Monnet Ispat & Energy Ltd. (India)	54,011	312,689
Mueller Industries, Inc.	30,190	1,372,739
Rio Tinto PLC (United Kingdom), ADR(a)	23,065	1,078,519
Xingda International Holdings Ltd. (Cayman Islands)	1,212,000	379,580

		6,755,811

Miscellaneous Manufacturing — 2.8%
3M Co.	51,855	4,792,439
AptarGroup, Inc.	13,880	717,735
Carlisle Cos., Inc.	45,030	2,337,958
Danaher Corp.	21,905	1,208,061
Dover Corp.	9,739	579,373
Eaton Corp.	73,100	3,454,706
ESCO Technologies, Inc.	31,310	1,216,394
FUJIFILM Holdings Corp. (Japan)	28,600	479,007
General Electric Co.	68,492	1,555,453
Honeywell International, Inc.	16,682	996,750
Ingersoll-Rand PLC (Ireland)	36,450	1,633,689
Koppers Holdings, Inc.	16,640	581,235

	Shares	Value
COMMON STOCKS (Continued)
Miscellaneous Manufacturing (cont’d.)
Matthews International Corp. (Class A Stock)	32,530	$970,045
Pall Corp.(a)	25,585	1,624,392
Parker Hannifin Corp.	9,186	767,766
Polypore International, Inc.*(a)	22,300	788,305
Siemens AG (Germany)	18,353	1,830,394

		25,533,702

Office Equipment & Supplies — 0.1%
Canon, Inc. (Japan)	28,300	908,365

Oil & Gas — 6.8%
Anadarko Petroleum Corp.	75,009	5,244,629
Apache Corp.	13,525	1,169,507
BG Group PLC (United Kingdom)	252,507	5,096,868
BP PLC (United Kingdom), ADR	92,080	3,900,509
Cabot Oil & Gas Corp.	13,670	613,783
Canadian Natural Resources Ltd. (Canada)	16,900	521,388
Chesapeake Energy Corp.(a)	22,710	428,538
Chevron Corp.	46,130	5,376,913
Cobalt International Energy, Inc.*	51,300	1,142,451
Devon Energy Corp.	3,900	235,950
Diamond Offshore Drilling, Inc.(a)	20,814	1,369,769
Encana Corp. (Canada)	30,100	659,792
EOG Resources, Inc.	14,490	1,623,605
Exxon Mobil Corp.	49,598	4,535,737
Halcon Resources Corp.*	38,401	281,479
JX Holdings, Inc. (Japan)	99,100	541,342
Karoon Gas Australia Ltd. (Australia)*	42,937	238,905
MEG Energy Corp. (Canada)*	9,700	368,918
Newfield Exploration Co.*	11,300	353,916
Noble Energy, Inc.	7,400	686,054
Occidental Petroleum Corp.	123,501	10,628,496
Penn Virginia Corp.	27,040	167,648
Petroleo Brasileiro SA (Brazil), ADR	57,270	1,313,774
Pioneer Natural Resources Co.	5,160	538,704
Plains Exploration & Production Co.*	14,960	560,551
Range Resources Corp.	9,215	643,852
Repsol YPF SA (Spain)	21,993	426,475
Royal Dutch Shell PLC (United Kingdom), ADR	22,540	1,564,501
Royal Dutch Shell PLC (United Kingdom) (Class B Stock), ADR(a)	56,104	4,000,215
Southwestern Energy Co.*	73,610	2,560,156
Statoil ASA (Norway)	62,553	1,614,898
Tourmaline Oil Corp. (Canada)*	16,000	499,481
Transocean Ltd. (Switzerland)	30,590	1,373,185
Tullow Oil PLC (United Kingdom)	21,703	480,132
Valero Energy Corp.	35,829	1,135,063
Whiting Petroleum Corp.*	10,490	497,016
WPX Energy, Inc.*	20,500	340,095

		62,734,295

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	55,390	2,505,290
Halliburton Co.	40,700	1,371,183
National Oilwell Varco, Inc.	10,206	817,603
Petroleum Geo-Services ASA (Norway)	85,329	1,410,507
Schlumberger Ltd. (Netherlands Antilles)	14,200	1,027,086
SEACOR Holdings, Inc.*	9,920	826,931

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Oil & Gas Services (cont’d.)
TGS Nopec Geophysical Co. ASA (Norway)	51,803	$1,690,024

		9,648,624

Pharmaceuticals — 4.5%
Alkermes PLC (Ireland)*(a)	21,200	439,900
AstraZeneca PLC (United Kingdom)	16,682	796,023
Auxilium Pharmaceuticals, Inc.*	14,180	346,843
Cardinal Health, Inc.	124,780	4,862,677
Catamaran Corp.*	13,585	1,330,922
Daiichi Sankyo Co. Ltd. (Japan)	160,064	2,636,610
Eisai Co. Ltd. (Japan)	20,100	905,464
Elan Corp. PLC (Ireland), ADR*	12,810	137,323
Eli Lilly & Co.	30,800	1,460,228
Forest Laboratories, Inc.*	14,000	498,540
Merck & Co., Inc.	171,150	7,718,865
Onyx Pharmaceuticals, Inc.*	1,200	101,400
Pfizer, Inc.	175,764	4,367,735
Roche Holding AG (Switzerland)	43,207	8,071,738
Salix Pharmaceuticals Ltd.*(a)	8,370	354,386
Shionogi & Co. Ltd. (Japan)	29,700	452,596
Teva Pharmaceutical Industries Ltd. (Israel), ADR	147,200	6,095,552
UCB SA (Belgium)	20,011	1,100,350

		41,677,152

Real Estate — 0.2%
BR Properties SA (Brazil)	67,800	881,258
PDG Realty SA Empreendimentos e Participacoes (Brazil)	508,900	963,954

		1,845,212

Real Estate Investment Trusts — 0.3%
American Tower Corp.(a)	10,370	740,314
DiamondRock Hospitality Co.	64,970	625,661
Host Hotels & Resorts, Inc.(a)	57,790	927,530
Mack-Cali Realty Corp.	19,280	512,848

		2,806,353

Retail — 6.3%
Abercrombie & Fitch Co. (Class A Stock)	7,700	261,184
Advance Auto Parts, Inc.	69,795	4,776,770
Ascena Retail Group, Inc.*	49,650	1,064,993
Buffalo Wild Wings, Inc.*	9,805	840,681
Burger King Worldwide, Inc.(a)	69,247	965,303
CarMax, Inc.*(a)	31,755	898,667
Casey’s General Stores, Inc.	17,310	989,093
Cato Corp. (The) (Class A Stock)	48,720	1,447,471
CEC Entertainment, Inc.	29,760	896,371
Compagnie Financiere Richemont SA (Switzerland) (Class A Stock)	7,500	449,761
CVS Caremark Corp.	41,823	2,025,070
Dollarama, Inc. (Canada)	15,894	1,014,493
DSW, Inc. (Class A Stock)	10,960	731,251
Esprit Holdings Ltd. (Bermuda)	67,300	103,153
Francesca’s Holdings Corp.*(a)	12,800	393,344
Fred’s, Inc. (Class A Stock)	62,930	895,494
GNC Holdings, Inc. (Class A Stock)	20,250	789,143
Golden Eagle Retail Group Ltd. (Cayman Islands)	310,000	604,212
Hyundai Home Shopping Network Corp. (South Korea)	9,855	1,060,660

	Shares	Value
COMMON STOCKS (Continued)
Retail (cont’d.)
Intime Department Store Group Co Ltd. (Cayman Islands)	492,000	$529,032
Kohl’s Corp.	30,230	1,548,381
K’s Holdings Corp. (Japan)	17,200	427,936
Lowe’s Cos., Inc.	430,780	13,026,787
Lululemon Athletica, Inc.*(a)	16,263	1,202,486
Maoye International Holdings Ltd. (Cayman Islands)	2,376,000	417,117
MSC Industrial Direct Co., Inc. (Class A Stock)	46,120	3,111,255
New World Department Store China Ltd. (Cayman Islands)	691,000	381,275
PVH Corp.	8,050	754,446
Seven & I Holdings Co. Ltd. (Japan)	26,100	799,790
Stage Stores, Inc.	65,840	1,386,590
Target Corp.	94,953	6,026,667
TJX Cos., Inc. (The)	28,126	1,259,764
Ulta Salon Cosmetics & Fragrance, Inc.	8,000	770,440
Urban Outfitters, Inc.*(a)	69,160	2,597,650
Walgreen Co.	50,435	1,837,851
Wal-Mart Stores, Inc.	27,962	2,063,596

		58,348,177

Savings & Loan — 0.3%
First Niagara Financial Group, Inc.	170,140	1,376,433
Northwest Bancshares, Inc.	94,680	1,157,936

		2,534,369

Semiconductors — 1.8%
Altera Corp.	42,503	1,444,464
Analog Devices, Inc.	114,867	4,501,638
Emulex Corp.*	10,054	72,489
Intel Corp.	181,340	4,112,791
Maxim Integrated Products, Inc.	85,470	2,275,211
QLogic Corp.*	62,858	717,838
Samsung Electronics Co. Ltd. (South Korea)	260	313,326
Skyworks Solutions, Inc.*	37,465	882,863
Wolfson Microelectronics PLC (United Kingdom)*	102,722	331,752
Xilinx, Inc.(a)	61,601	2,058,089

		16,710,461

Software — 3.6%
Activision Blizzard, Inc.	179,750	2,027,580
Akamai Technologies, Inc.*	20,060	767,496
ANSYS, Inc.*	13,945	1,023,563
BMC Software, Inc.*	23,557	977,380
Changyou.com Ltd. (Cayman Islands), ADR	15,000	393,600
Check Point Software Technologies Ltd. (Israel)*(a)	38,589	1,858,446
Concur Technologies, Inc.*	12,605	929,367
Electronic Arts, Inc.*	113,700	1,442,853
Fiserv, Inc.*	23,370	1,730,081
Imperva, Inc.*(a)	12,140	449,059
Konami Corp. (Japan)	17,800	404,167
Microsoft Corp.	327,211	9,744,344
Oracle Corp.	336,458	10,595,062
salesforce.com, Inc.*(a)	8,180	1,249,004

		33,592,002

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Shares	Value
COMMON STOCKS (Continued)
Telecommunications — 3.7%
Amdocs Ltd. (Guernsey)	14,600	$481,654
AT&T, Inc.	89,505	3,374,339
Cisco Systems, Inc.	861,265	16,441,549
Comverse Technology, Inc.*	402,800	2,477,220
Juniper Networks, Inc.*	54,800	937,628
QUALCOMM, Inc.	37,269	2,328,940
SK Telecom Co. Ltd. (South Korea)	4,184	549,596
Softbank Corp. (Japan)	55,540	2,245,567
Tele2 AB (Sweden) (Class B Stock)	56,788	1,030,497
Telenor ASA (Norway)	98,785	1,926,074
Verizon Communications, Inc.	20,200	920,514
Vodafone Group PLC (United Kingdom), ADR	66,603	1,897,852

		34,611,430

Textiles — 0.1%
G&K Services, Inc. (Class A Stock)	31,700	992,527

Transportation — 1.7%
Atlas Air Worldwide Holdings, Inc.*	10,650	549,860
Bristow Group, Inc.	12,630	638,447
Canadian National Railway Co. (Canada)	16,630	1,471,512
Expeditors International of Washington, Inc.	16,750	609,030
FedEx Corp.	7,975	674,845
GATX Corp.	29,890	1,268,532
Genesee & Wyoming, Inc. (Class A Stock)*	16,520	1,104,527
Kirby Corp.*	21,010	1,161,433
Matson, Inc.	5,730	119,814
United Parcel Service, Inc. (Class B Stock)	113,404	8,116,324
UTi Worldwide, Inc. (British Virgin Islands)	1,800	24,246

		15,738,570

TOTAL COMMON STOCKS (cost $712,959,315)		754,784,726

EXCHANGE TRADED FUNDS — 7.7%
iShares MSCI EAFE Index Fund	660,555	35,009,415
iShares Russell 3000 Growth Index Fund	26,540	1,442,714
SPDR S&P 500 ETF Trust	243,985	35,116,761

TOTAL EXCHANGE TRADED FUNDS (cost $66,702,113)		71,568,890

PREFERRED STOCK
Banks
Itau Unibanco Holding SA (Brazil), ADR (PRFC), (cost $166,763)	9,900	151,272

TOTAL LONG-TERM INVESTMENTS (cost $779,828,191)		826,504,888

	Shares	Value
SHORT-TERM INVESTMENTS — 19.3%
AFFILIATED MONEY MARKET MUTUAL FUND — 16.3%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $150,994,066; includes $61,121,098 of cash collateral for securities on loan)(b)(w)	150,994,066	$150,994,066

	Notional Amount (000)#
OPTIONS PURCHASED*(l) — 3.0%
Put Options
S&P 500 Index, expiring 06/22/13, Strike Price $1,275.00 (cost $56,463,754)	$6,200	28,117,000

TOTAL SHORT-TERM INVESTMENTS (cost $207,457,820)		179,111,066

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 108.6% (cost $987,286,011)		1,005,615,954

OPTIONS WRITTEN*(l) — (2.1)%
Call Options — (1.0)%
S&P 500 Index, expiring 06/22/13, Strike Price $1,550.00	3,150	(9,339,750)

Put Options — (1.1)%
S&P 500 Index, expiring 06/22/13, Strike Price $1,150.00	4,050	(9,983,250)

TOTAL OPTIONS WRITTEN (premiums received $37,942,221)		(19,323,000)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 106.5% (cost $949,343,790)		986,292,954
Liabilities in excess of other assets — (6.5)%		(60,576,191)

NET ASSETS — 100.0%		$925,716,763

AST WELLINGTON MANAGEMENT HEDGED EQUITY PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

The following abbreviations are used in the Portfolio descriptions:

ADR	American Depositary Receipt

ADS	American Depositary Security

EAFE	Europe, Australia, Far East

ETF	Exchange Traded Fund

MSCI	Morgan Stanley Capital International

PRFC	Preference Shares

SPDR	Standard & Poor’s Depositary Receipts

HKD	Hong Kong Dollar

*	Non-income producing security.

#	Notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $59,273,513; cash collateral of $61,121,098 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(g)	Indicates a security that has been deemed illiquid.

(l)	The amount represents fair value of derivative instruments

subject to equity contracts risk exposure as of September 30, 2012.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2- Prudential Core Taxable Money Market Fund.

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation (1)

Hong Kong Dollar,
Expiring 10/04/12	Bank of New York Mellon	HKD	87	$11,215	$11,220	$(5)

(1)	The amount represents fair value of derivative instruments subject to foreign currency exchange risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1	–	quoted prices generally in active markets for identical securities.
Level 2	–	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.
Level 3	–	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$720,568,670	$34,216,033	$23
Exchange Traded Funds	71,568,890	—	—
Preferred Stock	151,272	—	—
Affiliated Money Market Mutual Fund	150,994,066	—	—
Options Purchased	28,117,000	—	—
Options Written	(19,323,000)	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	(5)	—

Total	$952,076,898	$34,216,028	$23

Fair value of Level 2 investments at 12/31/11 was $0. An amount of $16,404,773 was transferred from Level 1 into Level 2 at 09/30/12 as a result of fair valuing such foreign securities using third-party vendor modeling tools. Such fair values are used to reflect the impact of significant market movements between the time at which the Portfolio normally values its securities and the earlier closing of foreign markets.

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 98.0%

ASSET-BACKED SECURITIES — 2.9%
ACE Securities Corp., Series 2003-NC1, Class M1	Caa1	1.387	%(c)	07/25/33	$2,436	$1,961,443
Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A	Baa2	0.562	%(c)	04/25/34	2,268	1,971,377
Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 144A	Aaa	3.150%		03/20/17	1,840	1,955,305
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A, 144A	Aaa	2.802%		05/20/18	1,850	1,944,628
Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 144A	Aaa	2.100%		03/20/19	1,400	1,412,789
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class M	B2	6.900	%(c)	04/10/28	2,400	2,766,550
Bear Stearns Asset-Backed Securities Trust, Series 2004-SD3, Class A3	Aa3	0.787	%(c)	09/25/34	1,489	1,357,485
Bear Stearns Asset-Backed Securities Trust, Series 2007-SD1, Class 22A1	CC(d)	2.683	%(c)	10/25/36	301	169,194
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class A1, 144A	B3	0.437	%(c)	12/25/36	23	22,784
Countrywide Asset-Backed Certificates, Series 2004-5, Class M2	Caa2	0.887	%(c)	07/25/34	2,763	1,882,127
Countrywide Asset-Backed Certificates, Series 2004-13, Class MF1	Caa1	5.071	%(c)	04/25/35	3,541	1,308,660
Countrywide Asset-Backed Certificates, Series 2006-SD3, Class A1, 144A	CCC(d)	0.547	%(c)	07/25/36	1,480	849,063
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1A	Aa3	0.371	%(c)	11/15/36	283	206,093
Countrywide Home Equity Loan Trust, Series 2006-HW, Class 2A1B	Aa3	0.371	%(c)	11/15/36	541	393,558
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2, 144A	AA+(d)	1.567	%(c)	03/25/36	2,400	2,407,465
Fremont Home Loan Trust, Series 2003-B, Class M1	Baa3	1.267	%(c)	12/25/33	2,081	1,785,956
Greenpoint Manufactured Housing, Series 1999-2, Class A2	B2	2.983	%(c)	03/18/29	2,775	2,252,454
Greenpoint Manufactured Housing, Series 1999-3, Class 1A7	B3	7.270%		06/15/29	5,280	5,022,325
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2	B3	3.609	%(c)	06/19/29	1,550	1,268,693
Greenpoint Manufactured Housing, Series 1999-4, Class A2	B1	3.737	%(c)	02/20/30	1,475	1,201,424
Greenpoint Manufactured Housing, Series 2001-2, Class IA2	A2	3.740	%(c)	02/20/32	2,150	1,720,531
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2	A2	3.740	%(c)	03/13/32	3,125	2,612,453
GSAA Home Equity Trust, Series 2007-4, Class A3A	Ca	0.517	%(c)	03/25/37	3,468	2,016,623
GSAMP Trust, Series 2004-SEA2, Class A2B	Aaa	0.767	%(c)	03/25/34	890	876,806
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 144A	Aaa	5.290%		03/25/16	2,640	2,896,452
Keycorp Student Loan Trust, Series 2003-A, Class 1A2	Aaa	0.711	%(c)	10/25/32	4,423	4,076,891
Merrill Lynch Mortgage Investors, Inc., Series 2005-SD1, Class A2	AAA(d)	5.666	%(c)	05/25/46	33	33,188
Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1	B2	1.237	%(c)	10/25/33	2,108	1,743,276
Nelnet Student Loan Trust, Series 2005-4, Class A4R2	Aaa	4.090	%(c)	03/22/32	6,700	5,795,527

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
ASSET-BACKED SECURITIES (Continued)
Novastar Home Equity Loan, Series 2003-3, Class A2C	Baa3	1.277	%(c)	12/25/33	$2,114	$1,843,585
Pennsylvania Higher Education Assistance Agency, Series 2003-1, Class B1	A2	1.584	%(c)	07/25/42	10,000	7,900,700
People’s Choice Home Loan Securities Trust, Series 2004-2, Class M1	Baa2	1.117	%(c)	10/25/34	1,565	1,365,459
Renaissance Home Equity Loan Trust, Series 2006-3, Class AV3	Aaa	0.457	%(c)	11/25/36	4,100	1,853,651
Saxon Asset Securities Trust, Series 2005-1, Class M1	Aa3	0.907	%(c)	05/25/35	4,958	4,368,466
SLM Student Loan Trust, Series 2003-11, Class A6, 144A	Aaa	0.679	%(c)	12/15/25	3,200	3,124,436
SLM Student Loan Trust, Series 2006-5, Class A5	Aaa	0.561	%(c)	01/25/27	4,620	4,469,129
SLM Student Loan Trust, Series 2012-6, Class A3	Aaa	0.970	%(c)	05/26/26	1,700	1,700,058
Soundview Home Equity Loan Trust, Series 2004-WMC1, Class M1	Baa1	0.967	%(c)	01/25/35	2,383	1,961,619
Soundview Home Equity Loan Trust, Series 2006-WF1, Class A2	Caa1	5.562	%(c)	10/25/36	603	448,140
South Carolina Student Loan Corp., Series 2010-1, Class A3	AA+(d)	1.500	%(c)	10/27/36	2,500	2,438,025

TOTAL ASSET-BACKED SECURITIES (cost $89,103,170)						85,384,388

BANK LOANS(c) — 1.9%

Advertising
Visant Corp., Tranche Term Loan B	Ba3	5.250%		12/22/16	1,485	1,431,435

Cable Television — 0.2%
Charter Communications Operating LLC, Term Loan C	Ba1	3.470%		09/06/16	2,173	2,172,598
Charter Communications Operating LLC, Term Loan D	Ba1	4.000%		03/28/19	2,488	2,496,828

						4,669,426

Commercial Services — 0.1%
ARAMARK Corp., Term Loan B (Extending)	Ba3	3.466%		07/26/16	309	308,352
ARAMARK Corp., Term Loan B (Non-Extending)	Ba3	2.237%		01/26/14	142	141,668
Hertz Corp. (The), Tranche Term Loan B	Ba1	3.750%		03/11/18	995	990,863

						1,440,883

Computer Services & Software
First Data Corp., 2018 Dollar Term Loan	B1	4.216%		03/24/18	1,009	1,002,527
First Data Corp., Term Loan B-2 (Non-Extended)	B1	2.966%		09/24/14	54	53,925

						1,056,452

Electronic Components & Equipment — 0.1%
Sensus USA, Inc., Term Loan 1L	Ba3	4.750%		05/09/17	2,985	2,988,580

Food — 0.2%
Del Monte Corp., Initial Term Loan	Ba3	4.500%		03/08/18	1,918	1,911,925
NBTY, Inc., Term Loan B-1	Ba3	4.250%		10/01/17	1,732	1,736,084
Wendy’s International, Inc., Term Loan B	B1	4.750%		04/03/19	2,000	2,015,000

						5,663,009

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Healthcare – Services — 0.1%
CHS/Community Health Systems, Inc., Funded Term Loan (Non-Extended)	Ba3	3.921%	07/25/14	$125	$124,822
Emergency Medical Services Corp., Initial Term Loan	Ba3	5.250%	05/25/18	1,273	1,276,985
Hanger Orthopedic Group, Inc., Term Loan C	Ba3	4.010%	12/01/16	1,478	1,481,332
HCA, Inc., Tranche Term Loan B-1	Ba3	2.466%	11/18/13	637	636,392
IASIS Healthcare LLC, Term Loan B	Ba3	5.000%	05/03/18	741	741,836

					4,261,367

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment Operating Co., Inc., Term Loan B-6	B2	5.466%	01/28/18	1,205	1,093,234
Las Vegas Sands LLC, Tranche Term Loan B (Extending)	Ba2	2.720%	11/23/16	1,697	1,687,471

					2,780,705

Manufacturing — 0.1%
Freedom Group, Inc., Term Loan B	Ba3	5.500%	04/19/19	1,430	1,435,959

Media — 0.2%
Cengage Learning, Tranche Term Loan B (Extended)	B2	5.720%	07/31/17	1,023	930,362
Nielsen Finance LLC, Dollar Term Loan Class C	Ba2	3.478%	05/01/16	2,836	2,845,116
Univision Communications, Inc., First-Lien Term Loan	B2	4.466%	03/31/17	1,999	1,976,983

					5,752,461

Metals & Mining — 0.2%
Fairmount Minerals Ltd., Tranche Term Loan B	B1	5.250%	03/15/17	3,677	3,662,710
Schaeff, Term Loan C-2	Ba3	6.000%	01/27/17	1,500	1,508,126
Walter Energy, Inc., Term Loan B	B1	4.000%	04/01/18	1,824	1,811,820

					6,982,656

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp., Term Loan	BB-(d)	8.500%	01/15/17	1,060	1,062,650
Equipower Resources Corp., Term Loan	Ba3	6.500%	12/27/18	998	1,007,891

					2,070,541

Pharmaceuticals — 0.1%
Capsugel Holdings US, Inc., Initial Term Loan	NR	3.831%	08/01/18	1,850	1,855,719

Retail & Merchandising — 0.3%
Dunkin’ Brands Group, Inc., Term Loan B-2	B2	4.000%	11/23/17	1,496	1,492,704
Gymboree Corp. (The), Term Loan	B2	5.000%	02/23/18	2,920	2,843,728
Landry’s, Inc., Term Loan B	B1	6.500%	04/24/18	998	1,009,969
Neiman Marcus Group, Inc., Term Loan	B2	4.750%	05/16/18	2,885	2,897,131

					8,243,532

Telecommunications — 0.1%
Intelsat Jackson, Tranche Term Loan B	B1	5.250%	04/03/18	1,995	1,996,695
Telesat Canada, Inc., U.S. Term Loan B	Ba3	4.250%	03/08/19	1,496	1,497,185

					3,493,880

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
BANK LOANS(c) (Continued)

Utilities
Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending)	Caa1	4.757%		10/10/17	$1,879	$1,379,243

TOTAL BANK LOANS (cost $54,925,544)						55,505,848

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.3%
Americold LLC Trust, Series 2010-ARTA, Class A2FX, 144A	AAA(d)	4.954%		01/14/29	1,000	1,167,815
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class AM	A1	4.727%		07/10/43	471	499,921
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-1, Class AM	Aa1	5.421%	(c)	09/10/45	967	1,066,637
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-4, Class A4	Aaa	5.634%		07/10/46	726	836,942
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-5, Class A3	AAA(d)	5.620%		02/10/51	60	63,646
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4	Aaa	5.712%	(c)	09/11/38	2,000	2,300,632
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4	Aaa	6.065%	(c)	07/10/38	2,880	3,338,320
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM	Aa3	6.065%	(c)	07/10/38	1,549	1,700,124
GS Mortgage Securities Corp. II, Series 2012-ALOH, Class A, 144A	Aaa	3.551%		04/10/34	1,827	1,973,350
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class AM .	Aaa	5.440%		05/15/45	839	932,044
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3 .	Aa3	5.336%		05/15/47	1,754	2,002,593
LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4	A+(d)	5.424%		02/15/40	1,113	1,285,157
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3	A(d)	5.866%	(c)	09/15/45	2,120	2,525,238
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4	Aaa	5.485%	(c)	03/12/51	4,000	4,545,632
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class XA, 144A	Aaa	2.100%	(c)	08/15/45	8,634	983,305
Morgan Stanley Capital I, Inc., Series 2006-IQ11, Class A4	AAA(d)	5.891%	(c)	10/15/42	140	159,763
Morgan Stanley Capital I, Inc., Series 2006-IQ12, Class A4	AAA(d)	5.332%		12/15/43	1,570	1,816,098
Morgan Stanley Capital I, Inc., Series 2007-IQ15, Class A4	BBB+(d)	6.076%	(c)	06/11/49	460	540,417
Morgan Stanley Capital I, Inc., Series 2007-IQ16, Class A4	A+(d)	5.809%		12/12/49	4,130	4,899,122
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4	Aaa	5.308%		11/15/48	1,074	1,241,979
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3	Aaa	5.678%		05/15/46	2,000	2,345,620
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class XA, IO, 144A	Aaa	1.767%	(c)	06/15/45	18,138	2,017,531

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $35,867,200)						38,241,886

CORPORATE BONDS — 31.3%

Advertising — 0.1%
WPP Finance UK (United Kingdom), Gtd. Notes	Baa3	8.000%		09/15/14	2,670	2,997,299

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Aerospace/Defense — 0.3%
Boeing Co. (The), Sr. Unsec’d. Notes	A2	4.875%	02/15/20	$3,060	$3,709,448
Raytheon Co., Sr. Unsec’d. Notes	A3	3.125%	10/15/20	1,560	1,673,209
United Technologies Corp., Sr. Unsec’d. Notes	A2	3.100%	06/01/22	1,330	1,417,280
United Technologies Corp., Sr. Unsec’d. Notes	A2	4.500%	06/01/42	2,840	3,183,029

					9,982,966

Agriculture — 0.6%
Altria Group, Inc., Gtd. Notes	Baa1	4.750%	05/05/21	2,430	2,780,088
Altria Group, Inc., Gtd. Notes	Baa1	9.250%	08/06/19	4,420	6,276,007
Lorillard Tobacco Co., Gtd. Notes	Baa2	8.125%	06/23/19	1,800	2,321,269
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.900%	11/15/21	3,920	4,083,821
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	4.500%	03/20/42	2,150	2,368,328
Reynolds American, Inc., Gtd. Notes	Baa3	7.625%	06/01/16	780	939,884

					18,769,397

Airlines — 0.3%
Continental Airlines, Inc., Sr. Sec’d. Notes, 144A .	Ba2	6.750%	09/15/15	1,480	1,552,150
Delta Air Lines 2007-1 Class A Pass-Through Trust, Series 071A, Pass-Through Certificates	Baa1	6.821%	02/10/24	3,548	3,921,064
Delta Air Lines 2009-1A, Series A, Pass-Through Certificates	Baa2	7.750%	06/17/21	1,891	2,160,957
UAL 2009-2A Pass-Through Trust, Series 09-2, Pass-Through Certificates	Baa2	9.750%	07/15/18	1,475	1,688,950

					9,323,121

Automobiles — 0.2%
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	1.300%	07/31/15	1,280	1,285,037
Daimler Finance North America LLC, Gtd. Notes, 144A	A3	2.625%	09/15/16	4,920	5,133,031

					6,418,068

Banks — 4.5%
ANZ National (Int’l) Ltd. (New Zealand), Bank Gtd. Notes, 144A	AA-(d)	1.850%	10/15/15	2,130	2,151,672
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa2	3.875%	03/22/17	1,080	1,162,229
Bank of America Corp., Sr. Unsec’d. Notes(a)	Baa1	5.650%	05/01/18	2,530	2,884,645
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	5.750%	12/01/17	490	563,772
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	6.500%	08/01/16	40	46,260
Bank of America Corp., Sr. Unsec’d. Notes	Baa1	7.625%	06/01/19	5,600	6,992,894
Bank of America Corp., Sr. Unsec’d. Notes, MTN	Baa1	5.000%	05/13/21	8,510	9,354,030
Bank of Tokyo-Mitsubishi UFJ Ltd. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.850%	01/22/15	2,290	2,423,738
BBVA US Senior SAU (Spain), Bank Gtd. Notes	Aa3	3.250%	05/16/14	4,860	4,822,675
BNP Paribas SA (France), Sr. Unsec’d. Notes, MTN	A2	2.375%	09/14/17	3,680	3,695,901
Canadian Imperial Bank of Commerce (Canada), Covered Bonds, 144A	Aaa	2.000%	02/04/13	9,520	9,577,567
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes	Aa2	1.250%	09/18/15	5,050	5,063,382
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A	Aa2	3.750%	10/15/14	3,700	3,902,020
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Bank Gtd. Notes	Aa2	3.375%	01/19/17	140	148,597

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Banks (cont’d.)
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Jr. Sub. Notes, 144A	A2	11.000%	(c)	12/29/49	$5,715	$7,508,081
Credit Agricole SA (France), Jr. Sub. Notes, 144A(a)	A3	8.375%	(c)	10/29/49	6,350	6,175,375
Credit Agricole SA (France), Sr. Unsec’d. Notes, 144A	Aa3	2.625%		01/21/14	2,100	2,119,158
Intesa Sanpaolo SpA (Italy), Sr. Notes, 144A	A2	3.625%		08/12/15	2,020	1,979,600
National Australia Bank Ltd. (Australia), Sr. Unsec’d. Notes.	Aa2	1.600%		08/07/15	1,800	1,818,108
Nordea Bank AB (Sweden), Sub. Notes, 144A	Aa3	4.875%		05/13/21	6,680	7,015,603
Royal Bank of Scotland Group PLC (United Kingdom), Jr. Sub. Notes	Ba2	7.648%	(c)	08/29/49	730	708,100
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes	Baa1	2.550%		09/18/15	3,500	3,542,112
Royal Bank of Scotland Group PLC (United Kingdom), Sub. Notes	Ba2	5.000%		10/01/14	1,760	1,812,485
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Aa3	3.724%		01/20/15	2,790	2,769,075
Santander US Debt SA Unipersonal (Spain), Bank Gtd. Notes, 144A	Aa3	3.781%		10/07/15	2,400	2,405,618
State Street Corp., Jr. Sub. Debs.	A3	4.956%		03/15/18	7,750	8,565,656
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.100%		01/14/16	730	777,441
Sumitomo Mitsui Banking Corp. (Japan), Sr. Unsec’d. Notes, 144A	Aa3	3.150%		07/22/15	4,250	4,470,702
UBS AG (Switzerland), Notes	Aa3	2.250%		01/28/14	1,790	1,818,298
UBS AG (Switzerland), Notes	Aa3	3.875%		01/15/15	1,300	1,377,834
UBS AG (Switzerland), Notes	Aa3	4.875%		08/04/20	250	279,600
Wachovia Capital Trust III, Ltd. Gtd. Notes	Baa3	5.570%	(c)	03/29/49	10,970	10,846,588
Wachovia Corp., Sr. Unsec’d. Notes, MTN	A2	5.750%		02/01/18	1,330	1,606,087
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	3.676%		06/15/16	2,970	3,232,904
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	4.375%		01/31/13	800	810,632
Wells Fargo & Co., Sr. Unsec’d. Notes	A2	5.250%		10/23/12	400	401,148
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN	A2	2.100%		05/08/17	5,410	5,597,105
Wells Fargo & Co., Sr. Unsec’d. Notes, MTN(a)	A2	4.600%		04/01/21	640	739,265
Wells Fargo & Co., Series l, Notes, MTN	A2	3.750%		10/01/14	300	318,214
Wells Fargo Capital X, Ltd. Gtd. Notes	Baa1	5.950%		12/01/86	1,650	1,674,750

						133,158,921

Beverages — 1.1%
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes(a)	A3	2.500%		07/15/22	5,390	5,466,344
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	Baa1	5.375%		01/15/20	4,260	5,289,518
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	4.828%		07/15/20	3,330	3,924,861
Diageo Investment Corp., Gtd. Notes	A3	2.875%		05/11/22	3,970	4,138,840
Molson Coors Brewing Co., Gtd. Notes	Baa2	3.500%		05/01/22	390	413,228
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	0.700%		08/13/15	4,460	4,475,414
PepsiCo, Inc., Sr. Unsec’d. Notes	Aa3	7.900%		11/01/18	702	951,718
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	2.950%		01/15/17	1,250	1,304,125
Pernod-Ricard SA (France), Sr. Unsec’d. Notes, 144A	Baa3	4.450%		01/15/22	4,500	4,961,043

						30,925,091

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Cable Television — 0.7%
Time Warner Cable, Inc., Gtd. Notes	Baa2	4.125%		02/15/21	$995	$1,099,974
Time Warner Cable, Inc., Gtd. Notes(a)	Baa2	5.500%		09/01/41	260	294,212
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.875%		11/15/40	5,670	6,667,574
Time Warner Cable, Inc., Gtd. Notes	Baa2	6.750%		07/01/18	830	1,043,835
Time Warner Cable, Inc., Gtd. Notes	Baa2	7.300%		07/01/38	2,000	2,721,008
Time Warner Cable, Inc., Gtd. Notes	Baa2	8.250%		04/01/19	3,840	5,154,132
Time Warner, Inc., Gtd. Notes	Baa2	4.700%		01/15/21	1,770	2,032,957
Time Warner, Inc., Gtd. Notes	Baa2	4.750%		03/29/21	710	819,934
Time Warner, Inc., Gtd. Notes	Baa2	6.250%		03/29/41	930	1,178,210

						21,011,836

Chemicals — 0.1%
Ecolab, Inc., Sr. Unsec’d. Notes(a)	Baa1	4.350%		12/08/21	1,070	1,213,884
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes(a)	Ba2	5.000%		04/15/19	780	828,750
LyondellBasell Industries NV (Netherlands), Sr. Unsec’d. Notes(a)	Ba2	5.750%		04/15/24	780	887,250

						2,929,884

Consumer Products — 0.2%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	Ba3	6.875%		02/15/21	1,545	1,629,975
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	Ba3	7.125%		04/15/19	3,365	3,550,075

						5,180,050

Containers & Packaging — 0.3%
Ball Corp., Gtd. Notes	Ba1	5.750%		05/15/21	3,130	3,372,575
Ball Corp., Gtd. Notes	Ba1	6.750%		09/15/20	2,010	2,211,000
Rock-Tenn Co., Gtd. Notes, 144A	Ba1	3.500%		03/01/20	810	825,485
Rock-Tenn Co., Gtd. Notes, 144A	Ba1	4.000%		03/01/23	1,110	1,127,936

						7,536,996

Diversified Financial Services — 6.5%
Ally Financial, Inc., Gtd. Notes	B1	7.500%		09/15/20	6,410	7,355,475
American Express Co., Sr. Unsec’d. Notes	A3	8.125%		05/20/19	1,800	2,435,105
American Express Co., Sub. Notes	Baa2	6.800%	(c)	09/01/66	5,070	5,424,900
American Express Credit Corp., Sr. Unsec’d. Notes, MTN	A2	5.125%		08/25/14	2,500	2,704,350
American Honda Finance Corp., Unsec’d. Notes, 144A(a)	A1	1.000%		08/11/15	4,190	4,198,485
Bear Stearns Cos. LLC (The), Sr. Unsec’d. Notes	Aa3	6.400%		10/02/17	3,210	3,859,540
Boeing Capital Corp., Sr. Unsec’d. Notes	A2	4.700%		10/27/19	1,360	1,613,949
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, MTN	A2	5.450%		04/15/18	1,040	1,253,541
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.375%		08/09/20	5,082	5,875,392
Citigroup, Inc., Sr. Unsec’d. Notes	A3	5.500%		10/15/14	1,820	1,962,577
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.000%		12/13/13	6,400	6,787,610
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.010%		01/15/15	6,670	7,309,806
Citigroup, Inc., Sr. Unsec’d. Notes	A3	6.875%		03/05/38	7,970	10,474,078
Citigroup, Inc., Sub. Notes	Baa1	5.000%		09/15/14	2,740	2,889,933
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Baa3	4.250%		09/20/22	920	942,778
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	5.000%		05/15/18	2,030	2,216,198
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	5.750%		02/01/21	900	1,008,062
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	5.875%		08/02/21	1,040	1,176,614
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	8.125%		01/15/20	770	967,404

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Diversified Financial Services (cont’d.)
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	Ba1	12.000%		05/15/15	$3,200	$3,968,000
General Electric Capital Corp., Sr. Unsec’d. Notes	A1	1.625%		07/02/15	1,610	1,638,161
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	4.625%		01/07/21	11,250	12,563,561
General Electric Capital Corp., Sr. Unsec’d. Notes	Aa2	5.900%		05/13/14	2,230	2,412,048
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	4.375%		09/16/20	2,540	2,801,127
General Electric Capital Corp., Sr. Unsec’d. Notes, MTN	Aa2	6.875%		01/10/39	8,520	11,383,615
General Electric Capital Corp., Sub. Notes(a)	Aa3	5.300%		02/11/21	4,620	5,301,760
Goldman Sachs Capital II, Ltd. Gtd. Notes	Baa2	4.000%	(c)	06/01/43	3,560	2,681,250
Goldman Sachs Group, Inc. (The), Sr. Notes	A1	6.250%		02/01/41	9,980	11,546,541
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	4.750%		07/15/13	200	206,363
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%		10/15/13	1,110	1,158,489
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.250%		07/27/21	980	1,080,386
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.375%		03/15/20	3,720	4,151,394
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	5.450%		11/01/12	150	150,589
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	A1	6.000%		06/15/20	3,450	3,977,985
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, MTN	A1	6.000%		05/01/14	1,020	1,094,949
HSBC Finance Corp., Sr. Sub. Notes	Baa1	6.676%		01/15/21	5,260	6,100,117
Hyundai Capital America, Gtd. Notes, 144A	Baa2	2.125%		10/02/17	1,150	1,150,162
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.500%		09/01/14	1,930	2,074,750
International Lease Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	6.750%		09/01/16	6,620	7,439,225
John Deere Capital Corp., Sr. Unsec’d. Notes	A2	5.350%		04/03/18	1,000	1,197,150
John Deere Capital Corp., Unsec’d. Notes	A2	2.250%		04/17/19	1,120	1,166,583
JPMorgan Chase & Co., Sr. Unsec’d. Notes(a)	Aa3	4.250%		10/15/20	4,050	4,425,006
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.350%		08/15/21	630	694,372
JPMorgan Chase & Co., Sr. Unsec’d. Notes	Aa3	4.400%		07/22/20	2,150	2,366,262
JPMorgan Chase & Co., Sr. Unsec’d. Notes	A2	4.500%		01/24/22	2,610	2,895,142
JPMorgan Chase & Co., Sub. Notes	A1	6.125%		06/27/17	2,660	3,131,759
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes	Baa1	5.450%		02/05/13	3,180	3,228,590
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	Baa1	6.875%		04/25/18	5,600	6,709,438
Merrill Lynch & Co., Inc., Sub. Notes	Baa2	6.050%		05/16/16	320	349,640
Morgan Stanley, Sr. Unsec’d. Notes	A2	4.200%		11/20/14	180	187,105
Morgan Stanley, Sr. Unsec’d. Notes(a)	Baa1	4.750%		03/22/17	530	568,245
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A2	6.625%		04/01/18	3,990	4,584,271
Resona Preferred Global Securities Cayman Ltd. (Cayman Islands), Jr. Sub. Notes, 144A	Ba2	7.191%	(c)	12/29/49	110	118,384
SLM Corp., Notes, MTN	Ba1	3.875%		09/10/15	3,220	3,318,345
UPCB Finance III Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	Ba3	6.625%		07/01/20	1,710	1,791,225
Vesey Street Investment Trust I, Gtd. Notes	A3	4.404%		09/01/16	1,550	1,658,564

						191,726,350

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Electric — 1.4%
AES Corp. (The), Sr. Unsec’d. Notes(a)	Ba3	8.000%	06/01/20	$4,540	$5,277,750
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000%	06/01/16	1,995	2,144,625
Calpine Corp., Sr. Sec’d. Notes, 144A(a)	B1	7.500%	02/15/21	1,165	1,258,200
Calpine Corp., Sr. Sec’d. Notes, 144A	B1	7.875%	07/31/20	1,000	1,092,500
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	7.000%	06/15/38	1,150	1,661,083
Dominion Resources, Inc., Sr. Unsec’d. Notes	Baa2	8.875%	01/15/19	960	1,307,935
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., Sr. Sec’d. Notes	Caa3	10.000%	12/01/20	5,043	5,673,375
FirstEnergy Corp., Sr. Unsec’d. Notes	Baa3	7.375%	11/15/31	6,330	8,291,452
GenOn Americas Generation LLC, Sr. Unsec’d. Notes	B3	9.125%	05/01/31	3,000	3,195,000
MidAmerican Energy Holdings Co., Sr. Unsec’d. Notes	Baa1	6.500%	09/15/37	2,000	2,678,188
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	5.800%	03/01/37	3,110	3,973,722
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	A3	8.250%	10/15/18	1,100	1,510,571
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	4.400%	01/15/21	1,910	2,145,425
Progress Energy, Inc., Sr. Unsec’d. Notes	Baa2	6.000%	12/01/39	1,910	2,403,519

					42,613,345

Electronic Components & Equipment — 0.1%
National Semiconductor Corp., Sr. Unsec’d. Notes	Baa1	6.600%	06/15/17	320	400,363
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	A3	3.600%	08/15/21	1,530	1,637,100

					2,037,463

Environmental Control — 0.1%
Waste Management, Inc., Gtd. Notes(a)	Baa3	4.600%	03/01/21	2,240	2,551,588

Financial Services — 0.2%
Countrywide Financial Corp., Sub. Notes	Baa2	6.250%	05/15/16	460	501,590
SLM Corp., Sr. Unsec’d. Notes, MTN	Ba1	8.000%	03/25/20	4,560	5,266,800

					5,768,390

Food — 0.5%
Kraft Foods Group, Inc., Gtd. Notes, 144A	Baa2	3.500%	06/06/22	3,090	3,264,866
Kraft Foods Group, Inc., Gtd. Notes, 144A	Baa2	5.375%	02/10/20	3,497	4,156,191
Kraft Foods, Inc., Sr. Unsec’d. Notes	Baa2	5.375%	02/10/20	3,183	3,839,863
Kroger Co. (The), Gtd. Notes	Baa2	5.000%	04/15/13	1,720	1,757,524
Safeway, Inc., Sr. Unsec’d. Notes(a)	Baa2	4.750%	12/01/21	820	836,007
Safeway, Inc., Sr. Unsec’d. Notes(a)	Baa2	6.350%	08/15/17	1,840	2,072,519

					15,926,970

Gaming
MGM Resorts International, Sr. Sec’d. Notes	Ba2	10.375%	05/15/14	110	123,750
MGM Resorts International, Sr. Sec’d. Notes	Ba2	11.125%	11/15/17	260	287,625

					411,375

Healthcare – Services — 0.8%
Fresenius Medical Care US Finance, Inc., Gtd. Notes	Ba2	6.875%	07/15/17	1,323	1,521,450
HCA, Inc., Sr. Sec’d. Notes	Ba3	6.500%	02/15/20	2,100	2,336,250
Medtronic, Inc., Sr. Unsec’d. Notes	A1	3.125%	03/15/22	410	436,610
Medtronic, Inc., Sr. Unsec’d. Notes	A1	4.450%	03/15/20	1,820	2,115,293
Roche Holdings, Inc., Gtd. Notes, 144A	A1	6.000%	03/01/19	2,220	2,787,190
Tenet Healthcare Corp., Sr. Sec’d. Notes	B1	8.875%	07/01/19	1,783	2,014,790

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Healthcare – Services (cont’d.)
Tenet Healthcare Corp., Sr. Sec’d. Notes(a)	B1	10.000%	05/01/18	$2,020	$2,333,100
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	3.375%	11/15/21	910	970,212
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.875%	02/15/13	530	538,342
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	4.875%	04/01/13	650	663,829
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	11/15/17	45	55,657
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.000%	02/15/18	2,070	2,542,308
UnitedHealth Group, Inc., Sr. Unsec’d. Notes	A3	6.875%	02/15/38	2,000	2,776,498
WellPoint, Inc., Sr. Unsec’d. Notes	Baa2	1.250%	09/10/15	980	986,842

					22,078,371

Home Builders
NVR, Inc., Sr. Unsec’d. Notes	Baa2	3.950%	09/15/22	900	922,858

Hotels, Restaurants & Leisure — 0.1%
Boyd Gaming Corp., Gtd. Notes, 144A(a)	B3	9.000%	07/01/20	1,180	1,203,600
CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec’d. Notes(a)	B2	7.625%	01/15/16	1,050	1,120,875

					2,324,475

Insurance — 0.7%
American International Group, Inc., Jr. Sub. Notes	Baa2	6.250%	03/15/87	1,020	1,030,200
American International Group, Inc., Sr. Unsec’d. Notes	Baa1	6.400%	12/15/20	3,620	4,409,493
American International Group, Inc., Sr. Unsec’d. Notes, 144A	Baa1	3.750%	11/30/13	2,200	2,258,395
Berkshire Hathaway, Inc., Sr. Unsec’d. Notes	Aa2	3.200%	02/11/15	290	307,622
MetLife, Inc., Jr. Sub. Notes	Baa2	6.400%	12/15/66	2,270	2,381,414
MetLife, Inc., Sr. Unsec’d. Notes	A3	4.750%	02/08/21	2,060	2,387,499
MetLife, Inc., Sr. Unsec’d. Notes	A3	5.875%	02/06/41	1,440	1,804,977
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	3.125%	05/15/22	2,540	2,535,331
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	3.700%	08/15/21	940	983,305
WellPoint, Inc., Sr. Unsec’d. Notes	Baa1	7.000%	02/15/19	2,580	3,218,514

					21,316,750

Investment Companies — 0.1%
Temasek Financial I Ltd. (Singapore), Gtd. Notes, 144A(a)	Aaa	2.375%	01/23/23	2,770	2,766,934

Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes	B1	7.000%	01/15/19	1,090	1,179,925
CCO Holdings LLC/CCO Holdings Capital Corp., Gtd. Notes(a)	B1	8.125%	04/30/20	1,750	1,977,500
Comcast Cable Communications Holdings, Inc., Gtd. Notes	Baa1	9.455%	11/15/22	80	119,443
Comcast Corp., Gtd. Notes	Baa1	5.650%	06/15/35	380	444,952
Comcast Corp., Gtd. Notes	Baa1	5.700%	05/15/18	2,160	2,627,124
Comcast Corp., Gtd. Notes	Baa1	6.450%	03/15/37	970	1,249,388
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/15	3,170	3,570,406
Comcast Corp., Gtd. Notes	Baa1	6.500%	01/15/17	2,390	2,895,858
Comcast Corp., Gtd. Notes	Baa1	6.950%	08/15/37	320	435,635
COX Communications, Inc., Sr. Unsec’d. Notes	Baa2	5.450%	12/15/14	1,680	1,847,671
DISH DBS Corp., Gtd. Notes	Ba2	7.125%	02/01/16	3,090	3,414,450
DISH DBS Corp., Gtd. Notes	Ba2	7.750%	05/31/15	170	191,250
DISH DBS Corp., Gtd. Notes(a)	Ba2	7.875%	09/01/19	3,015	3,504,938
News America, Inc., Gtd. Notes	Baa1	4.500%	02/15/21	1,010	1,139,901

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Media (cont’d.)
Reed Elsevier Capital, Inc., Gtd. Notes	Baa1	8.625%	01/15/19	$3,200	$4,109,859
UBM PLC (United Kingdom), Notes, 144A	Baa3	5.750%	11/03/20	2,180	2,282,063
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	B2	6.750%	09/15/22	910	910,000

					31,900,363

Media & Entertainment — 0.1%
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	B3	7.250%	10/15/20	2,260	2,435,150

Metals & Mining — 2.2%
Arch Coal, Inc., Gtd. Notes(a)	B1	7.000%	06/15/19	4,130	3,469,200
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa1	3.850%	04/01/22	1,230	1,291,207
Barrick Gold Corp. (Canada), Sr. Unsec’d. Notes	Baa1	6.950%	04/01/19	2,550	3,159,555
Barrick North America Finance LLC, Gtd. Notes	Baa1	4.400%	05/30/21	2,220	2,415,262
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	3.250%	11/21/21	1,350	1,431,401
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	A1	6.500%	04/01/19	5,340	6,797,809
Cliffs Natural Resources, Inc., Sr. Unsec’d. Notes	Baa3	6.250%	10/01/40	3,680	3,601,020
CONSOL Energy, Inc., Gtd. Notes	B1	8.250%	04/01/20	2,520	2,639,700
FMG Resources August 2006 Pty Ltd. (Australia), Gtd. Notes, 144A(a)	B1	6.375%	02/01/16	520	505,700
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Baa3	3.550%	03/01/22	4,780	4,784,828
Peabody Energy Corp., Gtd. Notes(a)	Ba1	6.500%	09/15/20	2,400	2,454,000
Peabody Energy Corp., Gtd. Notes	Ba1	7.875%	11/01/26	330	351,450
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	3.750%	09/20/21	510	543,293
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	4.125%	05/20/21	540	597,254
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	6.500%	07/15/18	2,210	2,752,997
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	A3	9.000%	05/01/19	5,200	7,110,501
Steel Dynamics, Inc., Gtd. Notes(a)	Ba2	7.625%	03/15/20	3,090	3,352,650
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	4.375%	01/11/22	9,287	9,762,132
Vale Overseas Ltd. (Cayman Islands), Gtd. Notes	Baa2	6.875%	11/21/36	4,080	4,724,142
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes	Ba2	8.750%	01/15/14	200	208,500
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes	Ba2	9.500%	07/18/18	900	924,750
Vedanta Resources PLC (United Kingdom), Sr. Unsec’d. Notes, 144A(a)	Ba2	8.750%	01/15/14	1,420	1,480,350

					64,357,701

Oil, Gas & Consumable Fuels — 3.9%
Anadarko Finance Co. (Canada), Gtd. Notes	Ba1	7.500%	05/01/31	2,910	3,896,344
Anadarko Petroleum Corp., Sr. Unsec’d. Notes	Ba1	6.375%	09/15/17	1,140	1,374,405
Apache Corp., Sr. Unsec’d. Notes	A3	3.250%	04/15/22	1,100	1,182,440
Apache Corp., Sr. Unsec’d. Notes	A3	4.750%	04/15/43	1,170	1,336,897
Apache Corp., Sr. Unsec’d. Notes	A3	5.100%	09/01/40	4,140	4,967,532
Baker Hughes, Inc., Sr. Unsec’d. Notes	A2	7.500%	11/15/18	3,230	4,351,356
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.125%	10/01/15	7,280	7,773,569
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.245%	05/06/22	1,550	1,640,176

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
BP Capital Markets PLC (United Kingdom), Gtd. Notes	A2	3.561%	11/01/21	$370	$400,231
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.500%	08/15/17	2,280	2,376,900
Chesapeake Energy Corp., Gtd. Notes(a)	Ba3	6.775%	03/15/19	805	807,013
Cie Generale de Geophysique - Veritas (France), Gtd. Notes(a)	Ba3	9.500%	05/15/16	4,000	4,320,000
Concho Resources, Inc., Gtd. Notes	B1	5.500%	10/01/22	160	166,800
Concho Resources, Inc., Gtd. Notes	B3	6.500%	01/15/22	1,812	1,997,730
ConocoPhillips, Gtd. Notes	A1	6.000%	01/15/20	670	859,310
ConocoPhillips, Gtd. Notes	A1	6.500%	02/01/39	1,400	2,014,622
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	3.250%	05/15/22	540	561,845
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	5.600%	07/15/41	120	142,375
Devon Energy Corp., Sr. Unsec’d. Notes	Baa1	7.950%	04/15/32	4,100	6,052,867
Energy Transfer Partners LP, Sr. Unsec’d. Notes	Baa3	6.700%	07/01/18	50	59,367
Hess Corp., Sr. Unsec’d. Notes	Baa2	8.125%	02/15/19	5,920	7,832,817
Kerr-McGee Corp., Gtd. Notes	Ba1	7.875%	09/15/31	4,800	6,444,226
Key Energy Services, Inc., Gtd. Notes	B1	6.750%	03/01/21	1,890	1,918,350
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.000%	02/01/17	1,000	1,174,449
Kinder Morgan Energy Partners LP, Sr. Unsec’d. Notes	Baa2	6.850%	02/15/20	1,630	2,047,215
Noble Energy, Inc., Sr. Unsec’d. Notes	Baa2	8.250%	03/01/19	5,250	6,797,758
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A1	2.700%	02/15/23	2,060	2,117,577
Occidental Petroleum Corp., Sr. Unsec’d. Notes	A2	3.125%	02/15/22	3,340	3,591,953
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	6.625%	06/15/35	6,070	7,617,850
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	3.875%	01/27/16	2,090	2,210,823
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes(a)	A3	5.375%	01/27/21	8,850	9,971,923
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	5.750%	01/20/20	2,501	2,850,635
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	A3	6.125%	10/06/16	970	1,098,882
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	5.250%	05/01/23	890	910,025
QEP Resources, Inc., Sr. Unsec’d. Notes	Ba1	6.875%	03/01/21	590	666,700
SandRidge Energy, Inc., Gtd. Notes, 144A	B2	7.500%	02/15/23	1,020	1,050,600
SESI LLC, Gtd. Notes	Ba3	7.125%	12/15/21	690	762,450
Shell International Finance BV (Netherlands), Gtd. Notes	Aa1	4.375%	03/25/20	4,400	5,153,430
Sinopec Group Overseas Development 2012 Ltd. (British Virgin Islands), Gtd. Notes, 144A	Aa3	2.750%	05/17/17	1,880	1,949,355
Statoil ASA (Norway), Gtd. Notes	Aa2	3.125%	08/17/17	1,530	1,676,421
Transocean, Inc. (Cayman Islands), Gtd. Notes	Baa3	5.250%	03/15/13	1,180	1,203,394
WPX Energy, Inc., Sr. Unsec’d. Notes(a)	Ba1	6.000%	01/15/22	220	236,500

					115,565,112

Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA (Chile), Sr. Unsec’d. Notes	Baa2	4.750%	01/11/22	2,025	2,114,541

Pharmaceuticals — 1.0%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.125%	04/01/19	4,600	5,540,695
Express Scripts Holding Co., Gtd. Notes, 144A	Baa3	3.500%	11/15/16	8,640	9,340,911
GlaxoSmithKline Capital PLC (United Kingdom), Gtd. Notes	A1	2.850%	05/08/22	3,330	3,458,601
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375%	05/15/38	3,000	4,279,008
Pfizer, Inc., Sr. Unsec’d. Notes(a)	A1	6.200%	03/15/19	4,740	6,038,769

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
Watson Pharmaceuticals, Inc., Sr. Unsec’d. Notes	Baa3	1.875%		10/01/17	$1,330	$1,344,802
Wyeth, Gtd. Notes	A1	5.450%		04/01/17	730	870,222

						30,873,008

Pipelines — 1.2%
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	7.750%		01/15/32	5,820	6,778,083
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.250%		01/31/20	2,400	2,811,665
Enterprise Products Operating LLC, Gtd. Notes	Baa3	5.950%		02/01/41	320	378,536
Enterprise Products Operating LLC, Gtd. Notes	Baa3	6.125%		10/15/39	660	793,223
Enterprise Products Operating LLC, Gtd. Notes	Baa3	6.500%		01/31/19	5,420	6,721,299
Enterprise Products Operating LLC, Gtd. Notes	Ba1	8.375%	(c)	08/01/66	4,000	4,510,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	5.500%		02/15/23	1,420	1,487,450
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Gtd. Notes	Ba3	6.250%		06/15/22	700	752,500
Regency Energy Partners LP/Regency Energy Finance Corp., Gtd. Notes	B1	6.500%		07/15/21	2,319	2,481,330
Southern Natural Gas Co., Sr. Unsec’d. Notes	Baa3	8.000%		03/01/32	3,000	4,243,575
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.500%		01/15/31	1,521	1,906,254
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21	1,373	1,800,186
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	Baa3	8.750%		03/15/32	410	568,779
Williams Partners LP, Sr. Unsec’d. Notes	Baa3	5.250%		03/15/20	1,090	1,263,113

						36,495,993

Retail & Merchandising — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.750%		06/01/17	2,140	2,580,934
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	6.600%		03/15/19	5,550	7,092,645
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.036%		12/10/28	1,579	1,833,850
CVS Pass-Through Trust, Pass-Through Certificates	Baa2	6.943%		01/10/30	813	990,929
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	4.250%		04/15/13	920	939,500
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.800%		02/15/18	710	882,507
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.200%		04/15/38	1,000	1,378,621

						15,698,986

Software
First Data Corp., Sr. Sec’d. Notes, 144A	B1	6.750%		11/01/20	350	347,813

Telecommunications — 1.5%
America Movil SAB de CV (Mexico), Gtd. Notes	A2	5.000%		03/30/20	3,100	3,629,483
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.100%		09/15/14	3,980	4,327,494
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.500%		02/01/18	6,160	7,472,604
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.550%		08/15/41	250	311,200
AT&T, Inc., Sr. Unsec’d. Notes	A2	5.600%		05/15/18	240	294,086
AT&T, Inc., Sr. Unsec’d. Notes	A2	6.300%		01/15/38	4,240	5,565,916
British Telecommunications PLC (United Kingdom), Sr. Unsec’d. Notes	Baa2	5.950%		01/15/18	1,470	1,760,353
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes	A2	8.500%		11/15/18	2,110	2,956,258
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	5.750%		03/23/16	3,380	3,850,439
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A.	Ba2	7.375%		12/01/17	480	518,400
Sprint Capital Corp., Gtd. Notes	B3	6.875%		11/15/28	380	349,600
Sprint Capital Corp., Gtd. Notes	B3	8.750%		03/15/32	280	289,800

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Telecommunications (cont’d.)
Sprint Nextel Corp., Sr. Unsec’d. Notes(a)	B3	7.000%	08/15/20		$5,420	$5,636,800
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.134%	04/27/20		1,960	1,923,250
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	5.462%	02/16/21		490	480,200
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	6.221%	07/03/17		180	188,100
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	6.421%	06/20/16		210	221,812
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	4.600%	04/01/21		1,910	2,265,512
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.000%	04/01/41		980	1,298,090
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	6.100%	04/15/18		640	799,928
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	8.750%	11/01/18		340	474,694
Virgin Media Sec’d. Finance PLC (United Kingdom), Sr. Sec’d. Notes	Baa3	6.500%	01/15/18		240	262,800

						44,876,819

Tobacco — 0.2%
Altria Group, Inc., Gtd. Notes	NR	2.850%	08/09/22		3,420	3,412,055
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	2.500%	08/22/22		2,370	2,374,721

						5,786,776

Transportation — 0.1%
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba2	6.125%	06/15/21		1,660	1,863,350
Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec’d. Notes	Ba2	12.500%	04/01/16		406	451,675

						2,315,025

Utilities — 0.5%
Duke Energy Carolinas LLC, Sr. Unsec’d. Notes	A3	5.625%	11/30/12		2,800	2,823,083
Mirant Mid Atlantic Pass-Through Trust C, Pass-Through Certificates	Ba1	10.060%	12/30/28		1,403	1,564,327
Tennessee Valley Authority	Aaa	5.250%	09/15/39		7,190	9,531,222

						13,918,632

TOTAL CORPORATE BONDS (cost $850,445,339)						925,364,417

FOREIGN GOVERNMENT BONDS — 2.6%
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%	01/01/14	BRL	4,477	2,262,223
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa3	10.000%	01/01/17	BRL	42,896	21,843,553
Brazil Notas do Tesouro Nacional (Brazil), Series F, Notes	Baa2	10.000%	01/01/21	BRL	2,250	1,159,054
Malaysian Government (Malaysia), Sr. Unsec’d. Notes	A3	3.835%	08/12/15	MYR	17,120	5,697,188
Malaysian Government (Malaysia), Sr. Unsec’d. Notes	A3	4.262%	09/15/16	MYR	5,645	1,916,061
Mexican Bonos (Mexico), Bonds	Baa1	6.500%	06/09/22	MXN	227,469	19,218,516
Mexican Bonos (Mexico), Bonds	Baa1	8.000%	06/11/20	MXN	261,162	23,892,323
Mexican Bonos (Mexico), Bonds	Baa1	10.000%	12/05/24	MXN	15,130	1,653,101

TOTAL FOREIGN GOVERNMENT BONDS (cost $78,892,516)						77,642,019

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
MUNICIPAL BONDS — 0.4%

Minnesota — 0.2%
Northstar Education Finance, Inc., Revenue Bonds	Aaa	1.700%	(c)	01/29/46	$5,925	$4,951,398

Ohio — 0.2%
Student Loan Funding Corp., Revenue Bonds	Aaa	0.280%	(c)	09/01/47	6,000	5,579,106

TOTAL MUNICIPAL BONDS (cost $10,537,897)						10,530,504

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 14.6%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1	Caa1	2.867%	(c)	07/25/35	663	561,155
Adjustable Rate Mortgage Trust, Series 2005-5, Class 1A1	Caa3	2.969%	(c)	09/25/35	673	498,254
Banc of America Funding Corp., Series 2005-F, Class 2A1	Caa3	3.116%	(c)	09/20/35	116	79,051
Banc of America Mortgage Securities, Inc., Series 2003-H, Class 3A1	A2	3.134%	(c)	09/25/33	621	622,133
Banc of America Mortgage Securities, Inc., Series 2005-12, Class A2	B2	1.117%	(c)	01/25/36	3,030	2,624,857
Banc of America Mortgage Securities, Inc., Series 2005-H, Class 2A1	CC(d)	3.116%	(c)	09/25/35	380	332,543
BCAP LLC Trust, Series 2006-AA1, Class A1	Ca	0.407%	(c)	10/25/36	4,517	2,674,154
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10, Class A3	CCC(d)	2.648%	(c)	10/25/35	148	139,073
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 11A1	Caa3	2.890%	(c)	02/25/36	863	602,353
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 24A1	Caa2	5.481%	(c)	02/25/36	509	427,560
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1	CC(d)	2.834%	(c)	10/25/36	936	684,074
Bear Stearns Alt-A Trust, Series 2004-13, Class A1	Baa1	0.957%	(c)	11/25/34	203	198,184
Bear Stearns Asset Backed Securities Trust, Series 2003-AC5, Class A3	Baa2	1.317%	(c)	10/25/33	618	570,436
Chevy Chase Mortgage Funding Corp., Series 2004-3A, Class A2, 144A	Baa3	0.517%	(c)	08/25/35	520	399,148
Chevy Chase Mortgage Funding Corp., Series 2004-4A, Class A2, 144A	Ba1	0.507%	(c)	10/25/35	478	348,482
Chevy Chase Mortgage Funding Corp., Series 2005-1A, Class A2, 144A	B3	0.417%	(c)	01/25/36	770	577,225
Chevy Chase Mortgage Funding Corp., Series 2005-3A, Class A2, 144A	B3	0.447%	(c)	07/25/36	984	748,019
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A1A	CCC(d)	2.919%	(c)	10/25/35	590	478,113
Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 144A	NR	2.520%	(c)	02/25/36	3,783	3,757,077
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB6, Class A1	Caa1	2.801%	(c)	11/20/34	289	257,667
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2	Caa2	0.507%	(c)	04/25/35	6,479	4,872,071
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-J2, Class 3A10	B3	48.219%	(c)	08/25/35	312	696,005
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-R3, Class AF, 144A	B1	0.617%	(c)	09/25/35	482	402,170
Fannie Mae, Series 409, Class C1, IO	Aaa	3.000%		11/25/26	8,187	741,146
Fannie Mae, Series 409, Class C2, IO	Aaa	3.000%		04/25/27	7,531	727,982
Fannie Mae, Series 409, Class C13, IO	Aaa	3.500%		11/25/41	5,509	591,627
Fannie Mae, Series 409, Class C22, IO	Aaa	4.500%		11/25/39	9,560	1,334,401

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2004-38, Class FK .	Aaa	0.567%	(c)	05/25/34	$2,374	$2,380,660
Fannie Mae REMICS, Series 2006-83, Class SG, IO	Aaa	6.284%	(c)	09/25/36	3,490	639,994
Fannie Mae REMICS, Series 2010-27, Class AS, IO	Aaa	6.264%	(c)	04/25/40	6,784	1,121,147
Fannie Mae REMICS, Series 2010-100, Class CS, IO	Aaa	6.434%	(c)	09/25/40	5,928	1,085,128
Fannie Mae REMICS, Series 2010-110, Class AE	Aaa	9.750%		11/25/18	5,929	6,886,646
Fannie Mae REMICS, Series 2010-118, Class YB, IO	Aaa	6.284%	(c)	10/25/40	6,199	922,226
Fannie Mae REMICS, Series 2010-123, Class PM	Aaa	4.000%		07/25/40	7,300	8,055,149
Fannie Mae REMICS, Series 2010-136, Class SA, IO	Aaa	5.784%	(c)	12/25/40	4,915	862,792
Fannie Mae REMICS, Series 2010-142, Class SM, IO	Aaa	6.314%	(c)	12/25/40	2,480	366,319
Fannie Mae REMICS, Series 2010-150, Class SK, IO	Aaa	6.314%	(c)	01/25/41	5,924	1,046,159
Fannie Mae REMICS, Series 2010-150, Class SN, IO	Aaa	6.314%	(c)	01/25/41	6,672	1,178,432
Fannie Mae REMICS, Series 2011-14, Class GD	Aaa	4.000%		04/25/40	58,533	63,780,122
Fannie Mae REMICS, Series 2011-15, Class AB	Aaa	9.750%		08/25/19	1,999	2,291,920
Fannie Mae REMICS, Series 2011-53, Class ST, IO	Aaa	5.704%	(c)	06/25/41	5,998	886,283
Fannie Mae REMICS, Series 2011-63, Class SW, IO	Aaa	6.464%	(c)	07/25/41	1,225	198,618
Fannie Mae REMICS, Series 2011-87, Class SJ, IO	Aaa	5.734%	(c)	09/25/41	11,003	1,942,011
Fannie Mae REMICS, Series 2012-9, Class MS, IO	Aaa	6.484%	(c)	02/25/27	4,295	896,709
Fannie Mae REMICS, Series 2012-17, Class SA, IO	Aaa	6.484%	(c)	07/25/26	4,841	927,695
Fannie Mae REMICS, Series 2012-25, Class B	Aaa	6.500%		03/25/42	4,800	5,678,746
Fannie Mae REMICS, Series 2012-28, Class B	Aaa	6.500%		06/25/39	1,600	1,796,309
Fannie Mae REMICS, Series 2012-35, Class MB	Aaa	5.500%		04/25/42	17,300	19,526,199
Fannie Mae REMICS, Series 2012-35, Class SQ, IO	Aaa	6.384%	(c)	04/25/42	4,820	936,826
Fannie Mae REMICS, Series 2012-46, Class BA	Aaa	6.000%		05/25/42	6,900	7,790,052
Fannie Mae REMICS, Series 2012-51, Class B	Aaa	7.000%		05/25/42	2,900	3,454,077
Fannie Mae REMICS, Series 2012-63, Class AS, IO	Aaa	6.284%	(c)	06/25/42	3,540	745,043
Fannie Mae REMICS, Series 2012-63, Class DS, IO	Aaa	6.334%	(c)	03/25/39	4,344	956,679
Fannie Mae REMICS, Series 2012-66, Class SA, IO	Aaa	5.784%	(c)	06/25/42	6,948	1,114,073
Fannie Mae REMICs, Series 2012-74, Class AI, IO	Aaa	3.000%		07/25/27	4,287	584,441
Fannie Mae REMICS, Series 2012-74, Class OA, PO	Aaa	1.932%	(s)	03/25/42	400	363,698
Fannie Mae REMICS, Series 2012-74, Class SA, IO	Aaa	6.434%	(c)	03/25/42	4,600	957,375
Fannie Mae REMICS, Series 2012-75, Class AO, PO	Aaa	1.931%	(s)	03/25/42	600	545,547
Fannie Mae REMICS, Series 2012-75, Class AS, IO	Aaa	6.434%	(c)	03/25/42	3,600	702,584
Fannie Mae REMICS, Series 2012-75, Class NS, IO	Aaa	6.384%	(c)	07/25/42	195	41,969

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Fannie Mae REMICS, Series 2012-76, Class AC	Aaa	6.500%		07/25/42	$6,470	$7,538,922
Fannie Mae REMICS, Series 2012-83, Class YS, IO	Aaa	5.184%	(c)	08/25/42	2,393	506,755
Fannie Mae REMICS, Series 2012-84, Class KS, IO	Aaa	5.784%	(c)	08/25/42	9,647	1,335,061
Fannie Mae REMICS, Series 2012-93, Class IB, IO	Aaa	3.000%		09/25/27	9,924	1,252,766
FHLMC Multifamily Structured Pass-Through Certificates, Series K006, Class AX1, IO	Aaa	1.219%	(c)	01/25/20	12,268	742,515
FHLMC Multifamily Structured Pass-Through Certificates, Series K007, Class X1, IO	Aaa	1.403%	(c)	04/25/20	37,794	2,580,461
FHLMC Multifamily Structured Pass-Through Certificates, Series K008, Class X1, IO	Aaa	1.834%	(c)	06/25/20	38,938	3,719,756
FHLMC Multifamily Structured Pass-Through Certificates, Series K009, Class X1, IO	Aaa	1.675%	(c)	08/25/20	13,107	1,107,502
FHLMC Multifamily Structured Pass-Through Certificates, Series K014, Class X1, IO	Aaa	1.447%	(c)	04/25/21	25,720	2,173,294
FHLMC Multifamily Structured Pass-Through Certificates, Series K015, Class X1, IO	Aaa	1.844%	(c)	07/25/21	2,873	325,630
FHLMC Multifamily Structured Pass-Through Certificates, Series K016, Class X1, IO	Aaa	1.740%	(c)	10/25/21	1,911	209,400
FHLMC Multifamily Structured Pass-Through Certificates, Series K017, Class X1, IO	Aaa	1.606%	(c)	12/25/21	6,284	627,888
FHLMC Multifamily Structured Pass-Through Certificates, Series K020, Class X1	Aaa	1.479%	(c)	05/01/40	6,250	670,938
FHLMC Multifamily Structured Pass-Through Certificates, Series K702, Class X1, IO	Aaa	1.725%	(c)	02/25/18	10,863	766,846
FHLMC Multifamily Structured Pass-Through Certificates, Series K703, Class X1, IO	Aaa	2.256%	(c)	05/25/18	14,882	1,411,437
First Horizon Asset Securities, Inc., Series 2004-AR7, Class 4A1	BBB+(d)	4.997%	(c)	02/25/35	248	250,661
Freddie Mac, Series 262, Class S5, IO	Aaa	6.279%	(c)	07/15/42	1,894	580,970
Freddie Mac Reference REMIC, Series R007, Class ZA	Aaa	6.000%		05/15/36	8,181	9,537,256
Freddie Mac REMICS, Series 2808, Class FT	Aaa	0.571%	(c)	04/15/33	1,378	1,379,950
Freddie Mac REMICS, Series 2957, Class ZA	Aaa	5.000%		03/15/35	6,805	7,936,314
Freddie Mac REMICS, Series 3242, Class SC, IO	Aaa	6.069%	(c)	11/15/36	1,894	320,947
Freddie Mac REMICS, Series 3256, Class S, IO	Aaa	6.469%	(c)	12/15/36	1,997	367,428
Freddie Mac REMICS, Series 3368, Class AI, IO	Aaa	5.809%	(c)	09/15/37	3,106	548,735
Freddie Mac REMICS, Series 3621, Class SB, IO	Aaa	6.009%	(c)	01/15/40	1,047	151,658
Freddie Mac REMICS, Series 3631, Class SJ, IO	Aaa	6.019%	(c)	02/15/40	2,961	523,113
Freddie Mac REMICS, Series 3639, Class EY	Aaa	5.000%		02/15/30	3,100	3,536,344
Freddie Mac REMICS, Series 3768, Class MB	Aaa	4.000%		12/15/39	10,732	11,657,966
Freddie Mac REMICS, Series 3806, Class CZ	Aaa	5.500%		07/15/34	9,530	11,328,698
Freddie Mac REMICS, Series 4054, Class SA, IO	Aaa	5.829%	(c)	08/15/39	4,348	627,887
Freddie Mac REMICS, Series 4057, Class SA, IO	Aaa	5.829%	(c)	04/15/39	11,304	2,730,435
Freddie Mac REMICS, Series 4063, Class S, IO	Aaa	5.729%	(c)	06/15/42	884	171,768
Freddie Mac REMICS, Series 4068, Class DS, IO	Aaa	5.779%	(c)	06/15/42	3,670	938,963
Freddie Mac REMICS, Series 4068, Class TS, IO	Aaa	5.779%	(c)	06/15/42	3,274	837,988
Freddie Mac REMICS, Series 4092, Class AI, IO	Aaa	3.000%		09/15/31	1,195	157,325
Government National Mortgage Assoc., Series 2008-60, Class SH, IO	Aaa	5.929%	(c)	07/16/38	4,686	687,987

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2009-87, Class SI, IO	Aaa	6.532%	(c)	02/20/35	$4,221	$755,944
Government National Mortgage Assoc., Series 2009-106, Class SC, IO	Aaa	6.132%	(c)	11/20/39	2,532	404,685
Government National Mortgage Assoc., Series 2009-106, Class SU, IO	Aaa	5.982%	(c)	05/20/37	7,482	1,096,829
Government National Mortgage Assoc., Series 2010-3, Class MS, IO	Aaa	6.332%	(c)	11/20/38	2,538	365,088
Government National Mortgage Assoc., Series 2010-14, Class SH, IO	Aaa	5.779%	(c)	02/16/40	1,934	363,112
Government National Mortgage Assoc., Series 2010-20, Class SC, IO	Aaa	5.932%	(c)	02/20/40	7,552	1,286,540
Government National Mortgage Assoc., Series 2010-20, Class SE, IO	Aaa	6.032%	(c)	02/20/40	9,659	1,591,537
Government National Mortgage Assoc., Series 2010-26, Class QS, IO	Aaa	6.032%	(c)	02/20/40	74	13,015
Government National Mortgage Assoc., Series 2010-31, Class GS, IO	Aaa	6.282%	(c)	03/20/39	2,193	351,053
Government National Mortgage Assoc., Series 2010-35, Class AS, IO	Aaa	5.532%	(c)	03/20/40	6,090	1,026,124
Government National Mortgage Assoc., Series 2010-35, Class DS, IO	Aaa	5.462%	(c)	03/20/40	16,811	2,805,040
Government National Mortgage Assoc., Series 2010-37, Class SG, IO	Aaa	5.482%	(c)	03/20/40	7,494	1,245,656
Government National Mortgage Assoc., Series 2010-42, Class BS, IO	Aaa	6.262%	(c)	04/20/40	909	166,890
Government National Mortgage Assoc., Series 2010-47, Class XN, IO	Aaa	6.329%	(c)	04/16/34	1,714	106,225
Government National Mortgage Assoc., Series 2010-50, Class QS, IO	Aaa	6.332%	(c)	12/20/38	3,448	488,683
Government National Mortgage Assoc., Series 2010-57, Class QS, IO	Aaa	6.282%	(c)	05/20/40	1,548	281,490
Government National Mortgage Assoc., Series 2010-60, Class S, IO	Aaa	6.282%	(c)	05/20/40	4,548	734,270
Government National Mortgage Assoc., Series 2010-76, Class SH, IO	Aaa	6.282%	(c)	05/20/40	534	85,771
Government National Mortgage Assoc., Series 2010-85, Class HS, IO	Aaa	6.432%	(c)	01/20/40	1,701	290,451
Government National Mortgage Assoc., Series 2010-93, Class PS, IO	Aaa	6.482%	(c)	06/20/35	1,286	150,915
Government National Mortgage Assoc., Series 2010-101, Class NI, IO	Aaa	5.000%		11/20/36	5,482	499,217
Government National Mortgage Assoc., Series 2010-113, Class BS, IO	Aaa	5.782%	(c)	09/20/40	4,449	722,347
Government National Mortgage Assoc., Series 2010-121, Class SE, IO	Aaa	5.782%	(c)	09/20/40	3,898	644,130
Government National Mortgage Assoc., Series 2010-167, Class US, IO	Aaa	6.412%	(c)	11/20/38	1,800	229,576
Government National Mortgage Assoc., Series 2010-H02, Class FA	Aaa	0.915%	(c)	02/20/60	8,147	8,195,902
Government National Mortgage Assoc., Series 2010-H10, Class FC	Aaa	1.235%	(c)	05/20/60	8,387	8,562,941
Government National Mortgage Assoc., Series 2010-H11, Class FA	Aaa	1.235%	(c)	06/20/60	9,382	9,618,554
Government National Mortgage Assoc., Series 2010-H20, Class AF	Aaa	0.574%	(c)	10/20/60	16,906	16,766,078
Government National Mortgage Assoc., Series 2010-H24, Class FA	Aaa	0.594%	(c)	10/20/60	15,017	14,904,772

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Government National Mortgage Assoc., Series 2010-H26, Class LF	Aaa	0.594%	(c)	08/20/58	$926	$920,965
Government National Mortgage Assoc., Series 2011-11, Class SA, IO	Aaa	5.782%	(c)	01/20/41	2,729	424,972
Government National Mortgage Assoc., Series 2011-32, Class S, IO	Aaa	5.779%	(c)	03/16/41	1,020	136,143
Government National Mortgage Assoc., Series 2011-32, Class SD, IO	Aaa	5.782%	(c)	03/20/41	1,547	254,388
Government National Mortgage Assoc., Series 2011-40, Class SA, IO	Aaa	5.909%	(c)	02/16/36	6,616	796,818
Government National Mortgage Assoc., Series 2011-70, Class BS, IO	Aaa	6.479%	(c)	12/16/36	3,956	540,593
Government National Mortgage Assoc., Series 2011-135, Class D	Aaa	5.000%		04/16/40	1,200	1,380,618
Government National Mortgage Assoc., Series 2012-66, Class CI, IO	Aaa	3.500%		02/20/38	4,626	826,003
Government National Mortgage Assoc., Series 2012-74, Class LS, IO	Aaa	5.882%	(c)	06/20/42	3,564	904,768
Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class G41B	Caa3	0.417%	(c)	10/25/45	322	197,456
Greenpoint Mortgage Funding Trust, Series 2006-AR2, Class 1A2	C	0.467%	(c)	04/25/36	3,656	2,388,456
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 3A1	Ca	0.447%	(c)	04/25/36	386	193,701
GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 144A	B1	0.567%	(c)	03/25/35	1,969	1,628,577
GSR Mortgage Loan Trust, Series 2005-8F, Class 2A1	CCC(d)	5.500%		11/25/35	1,552	1,548,416
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A5	CC(d)	2.771%	(c)	07/25/35	800	709,453
Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1A	Baa3	2.854%	(c)	01/19/35	538	477,827
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A1A	Caa1	0.569%	(c)	01/19/35	145	101,880
Harborview Mortgage Loan Trust, Series 2004-11, Class 3A3	Caa2	0.599%	(c)	01/19/35	462	273,928
Homestar Mortgage Acceptance Corp., Series 2004-3, Class AV1	Aa2	0.667%	(c)	07/25/34	1,114	1,100,206
Homestar Mortgage Acceptance Corp., Series 2004-6, Class A3A	Aaa	0.767%	(c)	01/25/35	4,108	3,938,681
Impac Secured Assets Common Owner Trust, Series 2006-2, Class 2A1	Aaa	0.567%	(c)	08/25/36	388	390,258
Indymac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2	Caa2	0.417%	(c)	10/25/36	1,893	1,425,564
JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4	B(d)	3.116%	(c)	08/25/35	1,400	1,239,001
JPMorgan Mortgage Trust, Series 2005-S3, Class 1A1	CCC(d)	6.500%		01/25/36	3,987	3,846,148
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1	A1	2.634%	(c)	04/21/34	2,779	2,796,430
MASTR Alternative Loans Trust, Series 2004-10, Class 5A1	B-(d)	0.667%	(c)	09/25/34	1,430	1,290,412
MLCC Mortgage Investors, Inc., Series 2006-1, Class 1A	Caa2	2.676%	(c)	02/25/36	229	200,760
MLCC Mortgage Investors, Inc., Series 2006-1, Class 2A1	B2	2.497%	(c)	02/25/36	721	688,014
Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A	Ba1	2.998%	(c)	07/25/34	1,548	1,522,678

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-10AR, Class 4A	Baa3	2.901%	(c)	11/25/34	$3,452	$3,398,599
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1	Caa2	0.917%	(c)	12/25/35	4,048	2,519,734
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3	Ca	2.824%	(c)	03/25/36	4,262	2,842,285
Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 144A	Baa3	6.500%		02/25/35	3,562	3,609,999
Nomura Asset Acceptance Corp., Series 2006-AF1, Class 2A	Ca	3.004%	(c)	06/25/36	1,696	962,321
RBSGC Mortgage Pass-Through Certificates, Series 2005-A, Class 5A	Caa1	7.000%		04/25/35	4,521	3,675,845
RBSGC Mortgage Pass-Through Certificates, Series 2007-B, Class 1A4	Caa3	0.667%	(c)	01/25/37	2,224	1,166,945
RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 144A	AAA(d)	3.439%	(c)	12/26/35	1,858	1,878,018
Residential Accredit Loans, Inc., Series 2007-QS1, Class 2A2	Caa3	0.577%	(c)	01/25/37	587	307,834
Residential Asset Mortgage Products, Inc., Series 2005-SL1, Class A7	Caa2	8.000%		05/25/32	210	206,026
Residential Asset Securitization Trust, Series 2007-A7, Class A3	CCC(d)	6.000%		07/25/37	3,399	2,703,320
Saco I, Inc., Series 2007-VA1, Class A, 144A	CCC(d)	9.077%	(c)	06/25/21	2,341	2,532,139
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-9XS, Class A	Baa2	0.587%	(c)	07/25/34	456	412,623
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2	Baa3	0.517%	(c)	09/25/34	749	599,617
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1	Caa2	2.721%	(c)	06/25/35	145	125,285
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1	Caa2	5.553%	(c)	10/25/35	3,911	3,507,992
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5A1	D(d)	5.348%	(c)	05/25/36	527	422,534
Structured Asset Securities Corp., Series 2005-16, Class 1A2	Caa1	5.500%		09/25/35	1,140	1,157,026
Structured Asset Securities Corp., Series 2005-RF1, Class A, 144A	B3	0.567%	(c)	03/25/35	4,394	3,568,504
Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1	B2	6.118%	(c)	09/25/37	2,581	2,645,664
Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 1A1	CC(d)	2.991%	(c)	08/20/35	220	177,486
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6	Ba2	2.457%	(c)	02/25/33	1,661	1,658,592
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR9, Class 1A7	A1	2.449%	(c)	09/25/33	612	624,148
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR11, Class A6	A2	2.466%	(c)	10/25/33	6,337	6,461,530
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A	B2	0.537%	(c)	08/25/45	6,987	6,346,946
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1C3	Ca	0.707%	(c)	10/25/45	7,180	4,795,924
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	Aaa	2.704%	(c)	02/25/37	1,150	894,830
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY3, Class 4A1	CCC(d)	2.757%	(c)	03/25/37	989	879,179
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1	CCC(d)	2.504%	(c)	09/25/36	707	576,606

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A	Caa3	0.958%	(c)	07/25/47	$23,677	$18,588,822
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A1	B-(d)	5.596%	(c)	04/25/36	299	295,436

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $413,190,227)						431,285,910

U.S. GOVERNMENT AGENCY OBLIGATIONS — 26.9%
Federal Home Loan Banks		0.550%		10/05/15	10,300	10,302,307
Federal Home Loan Mortgage Corp.		2.480%	(c)	07/01/36	1,807	1,932,521
Federal Home Loan Mortgage Corp.		2.500%		TBA	9,500	9,976,484
Federal Home Loan Mortgage Corp.		2.500%		TBA	22,100	23,156,655
Federal Home Loan Mortgage Corp.		3.000%		TBA	13,400	14,126,532
Federal Home Loan Mortgage Corp.		4.000%		10/01/25-10/01/42	38,556	41,438,857
Federal Home Loan Mortgage Corp.		4.000%		TBA	15,200	16,337,625
Federal Home Loan Mortgage Corp.		4.500%		06/01/42	5,743	6,393,350
Federal Home Loan Mortgage Corp.		5.000%		03/01/38	3,480	3,773,542
Federal Home Loan Mortgage Corp.		5.500%		12/01/38	9,709	10,604,081
Federal Home Loan Mortgage Corp.		6.000%		11/01/39-10/01/42	37,464	41,603,042
Federal Home Loan Mortgage Corp.		6.500%		09/01/39	1,743	1,990,065
Federal National Mortgage Assoc.		0.700%		06/26/15	9,610	9,620,062
Federal National Mortgage Assoc.		1.832%	(s)	10/09/19	25,050	22,035,934
Federal National Mortgage Assoc.		2.219%	(c)	05/01/37	184	196,924
Federal National Mortgage Assoc.		2.259%	(c)	01/01/37	169	179,939
Federal National Mortgage Assoc.		2.500%		TBA	2,800	2,887,500
Federal National Mortgage Assoc.		2.500%		TBA	1,200	1,261,125
Federal National Mortgage Assoc.		2.500%		TBA	36,700	38,489,125
Federal National Mortgage Assoc.		2.691%	(c)	08/01/37	194	208,102
Federal National Mortgage Assoc.		3.000%		09/01/42	25,159	26,633,163
Federal National Mortgage Assoc.		3.000%		TBA	12,300	12,984,188
Federal National Mortgage Assoc.		3.000%		TBA	24,500	25,970,000
Federal National Mortgage Assoc.		3.500%		06/01/42-09/01/42	11,755	12,737,360
Federal National Mortgage Assoc.		3.500%		TBA	6,600	7,078,500
Federal National Mortgage Assoc.		4.000%		10/01/41-06/01/42	47,542	51,380,423
Federal National Mortgage Assoc.		4.500%		04/01/31-10/01/41	22,859	24,946,402
Federal National Mortgage Assoc.		4.500%		TBA	1,450	1,569,399
Federal National Mortgage Assoc.		5.000%		07/01/33-06/01/41	24,160	26,838,687
Federal National Mortgage Assoc.		5.500%		11/01/28-05/01/40	15,079	16,582,648
Federal National Mortgage Assoc.		5.500%		TBA	5,500	6,129,707
Federal National Mortgage Assoc.		6.000%		04/01/33-09/01/37	5,922	6,556,686
Federal National Mortgage Assoc.		6.000%		TBA	2,500	2,760,156
Federal National Mortgage Assoc.		6.625%		11/15/30	13,100	20,102,081
Federal National Mortgage Assoc.		7.000%		04/01/37-02/01/39	15,993	18,720,425
Financing Corp. FICO, Series 1P, PO		1.372%	(s)	05/11/18	1,670	1,546,467
Financing Corp. FICO, Series 6P, PO		1.421%	(s)	08/03/18	4,270	3,930,672
Financing Corp. FICO, Series 11P, PO		1.315%	(s)	02/08/18	440	410,147
Financing Corp. FICO, Series 12P, PO		1.489%	(s)	12/06/18	3,500	3,192,990
Financing Corp. FICO, Series 13P, PO		1.500%	(s)	12/27/18	7,929	7,222,122
Financing Corp. FICO, Series 15P, PO		1.539%	(s)	03/07/19	2,900	2,627,255
Financing Corp. FICO, Series 19P, PO		1.592%	(s)	06/06/19	210	188,860
Financing Corp. FICO, Series B-P, PO		1.350%	(s)	04/06/18	1,340	1,244,018
Financing Corp. FICO, Series D-P, PO		1.663%	(s)	09/26/19	5,580	4,969,598
Financing Corp. FICO, Series E-P, PO		1.471%	(s)	11/02/18	5,800	5,304,396
Government National Mortgage Assoc.		1.981%	(c)	07/20/60	5,040	5,289,518
Government National Mortgage Assoc.		2.005%	(c)	09/20/60	6,301	6,674,302
Government National Mortgage Assoc.		2.020%	(c)	11/20/60	6,533	6,911,464

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Interest Rate		Maturity Date		Principal Amount (000)#	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Government National Mortgage Assoc.	2.646%	(c)	04/20/60		$9,023	$9,739,431
Government National Mortgage Assoc.	3.000%		TBA		24,400	26,134,687
Government National Mortgage Assoc.	3.000%		TBA		8,500	9,101,640
Government National Mortgage Assoc.	3.500%		10/01/41TBA		800	876,625
Government National Mortgage Assoc.	3.500%		TBA		20,500	22,421,873
Government National Mortgage Assoc.	4.000%		TBA		9,700	10,694,250
Government National Mortgage Assoc.	4.500%		01/20/40-03/20/41		54,022	59,850,691
Government National Mortgage Assoc.	5.000%		10/20/39-11/20/40		43,958	48,750,296
Government National Mortgage Assoc.	6.000%		09/20/38-02/20/42		24,667	27,885,802
Government National Mortgage Assoc.	6.000%		TBA		8,200	9,264,719
Government National Mortgage Assoc.	6.500%		10/20/37		2,880	3,290,671

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $774,017,705)						795,026,091

U.S. TREASURY OBLIGATIONS — 16.1%
U.S. Treasury Bonds	2.750%		08/15/42		43,580	42,858,228
U.S. Treasury Bonds	3.000%		05/15/42		3,300	3,421,688
U.S. Treasury Bonds	3.125%		11/15/41-02/15/42		109,970	117,110,936
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.375%		01/15/25		6,320	10,428,178
U.S. Treasury Inflationary Indexed Bonds, TIPS	2.500%		01/15/29	(k)	14,330	21,876,165
U.S. Treasury Notes	0.500%		05/31/13		190	190,408
U.S. Treasury Notes	0.625%		08/31/17		43,290	43,317,056
U.S. Treasury Notes	0.750%		06/30/17		20,532	20,687,592
U.S. Treasury Notes(a)	1.000%		09/30/16-08/31/19		143,460	143,259,525
U.S. Treasury Notes	1.250%		04/30/19		53,280	54,279,000
U.S. Treasury Notes	1.375%		02/15/13		490	492,258
U.S. Treasury Notes(a)	1.625%		08/15/22		4,840	4,834,705
U.S. Treasury Notes(a)	1.750%		05/15/22		11,920	12,087,619

TOTAL U.S. TREASURY OBLIGATIONS (cost $460,123,614)						474,843,358

	Shares
PREFERRED STOCK

Diversified Financial Services
Citigroup Capital XIII, 0.049% (cost $1,192,692)	45,250	1,260,212

	Units
WARRANTS*(l)

Oil, Gas & Consumable Fuels
SemGroup Corp., Class A Stock, expiring 11/30/14(g) (cost $0)	2,070	24,951

TOTAL LONG-TERM INVESTMENTS (cost $2,768,295,904)		2,895,109,584

	Shares
SHORT-TERM INVESTMENTS — 18.2%

AFFILIATED MONEY MARKET MUTUAL FUND — 18.2%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $539,132,889; includes $208,195,519 of cash collateral for securities on loan)(b)(w)	539,132,889	539,132,889

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Counterparty	Notional Amount (000)#	Value
OPTIONS PURCHASED*(j)

Put Options
Euro Dollar 2 Year Midcurve,
expiring 12/14/12, Strike Price $99.13	Goldman Sachs & Co.	$468	$4,675
expiring 12/14/12, Strike Price $98.75	Goldman Sachs & Co.	1,958	4,894

TOTAL OPTIONS PURCHASED (cost $513,303)			9,569

TOTAL SHORT-TERM INVESTMENTS (cost $539,646,192)			539,142,458

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 116.2% (cost $3,307,942,096)			3,434,252,042

OPTIONS WRITTEN*(j)

Call Options
30 Year U.S. Treasury Bond Futures,
expiring 11/23/12, Strike Price $155.00	Bank of America	218	(122,625)

Put Options
Euro Dollar 2 Year Midcurve, expiring 12/14/12, Strike Price $98.25	Goldman Sachs & Co.	1,958	(4,894)
expiring 12/14/12, Strike Price $98.63	Goldman Sachs & Co.	468	(1,169)
30 Year U.S. Treasury Bond Futures, expiring 11/23/12, Strike Price $141.00	Bank of America	218	(81,750)

			(87,813)

TOTAL OPTIONS WRITTEN (premiums received $445,908)			(210,438)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 116.2% (cost $3,307,496,188)			3,434,041,604
Liabilities in excess of other assets(x) — (16.2)%			(478,055,345)

NET ASSETS — 100.0%			$2,955,986,259

The following abbreviations are used in the Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

FHLMC	Federal Home Loan Mortgage Corporation

FICO	Financing Corporation

IO	Interest Only

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

NR	Non Rated by Moody’s or Standard & Poor’s

PO	Principal Only

REMIC	Real Estate Mortgage Investment Conduit

SLM	Student Loan Mortgage

TBA	To Be Announced

TIPS	Treasury Inflation Protected Securities

BRL	Brazilian Real

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

MYR	Malaysian Ringgit
*	Non-income producing security.

†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $203,925,784; cash collateral of $208,195,519 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.

(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2012.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid.

(j)	The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

(k)	Represents security, or a portion thereof, segregated as collateral for futures contracts.

(l)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.

(s)	Represents zero coupon bond or step coupon bond. Rate quoted represents effective yield at September 30, 2012.

(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.

(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Financial futures contracts open at September 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2012	Unrealized Appreciation (Depreciation)(1)(2)
Long Positions:
223	90 Day Euro Dollar	Jun. 2013	$55,549,300	$55,560,450	$11,150
242	10 Year Euro-Bund	Dec. 2012	43,708,641	44,087,924	379,283
91	30 Year U.S. Ultra Bonds	Dec. 2012	15,149,132	15,034,906	(114,226)

					276,207

Short Positions:
223	90 Day Euro Dollar	Jun. 2014	55,490,762	55,507,488	(16,726)
63	2 Year U.S. Treasury Notes	Dec. 2012	13,889,984	13,893,469	(3,485)
117	5 Year U.S. Treasury Notes	Dec. 2012	14,518,797	14,582,039	(63,242)
2,525	10 Year U.S. Treasury Notes	Dec. 2012	335,297,922	337,048,047	(1,750,125)
596	20 Year U.S. Treasury Bonds	Dec. 2012	89,224,508	89,027,500	197,008

					(1,636,570)

					$(1,360,363)

(1)	Cash of $4,500,001 and U.S. Treasury Securities with a market value of $1,526,599 has been segregated to cover requirement for open futures contracts as of September 30, 2012.

(2)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation(1)
Japanese Yen,
Expiring 11/16/12	Citigroup Global Markets	JPY	1,205,786	$15,394,061	$15,457,199	$63,138

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
British Pound,
Expiring 11/16/12	Citigroup Global Markets	GBP	9,297	$14,587,692	$15,010,555	$(422,863)
Expiring 11/16/12	Citigroup Global Markets	GBP	8,889	13,851,231	14,351,814	(500,583)
Euro,
Expiring 10/25/12	Citigroup Global Markets	EUR	8,461	10,445,443	10,875,825	(430,382)
Expiring 11/16/12	Citigroup Global Markets	EUR	27,964	34,650,612	35,952,944	(1,302,332)
Expiring 11/16/12	Morgan Stanley	EUR	23,746	29,505,830	30,530,394	(1,024,564)

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Forward foreign currency exchange contracts outstanding at September 30, 2012 (continued):

Sale Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation(1)
Japanese Yen,
Expiring 11/16/12	JPMorgan Chase	JPY	1,205,786	$15,416,138	$15,457,194	$(41,056)

				$118,456,946	$122,178,726	$(3,721,780)

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2012.

Interest rate swap agreements outstanding at September 30, 2012:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(2)	Counterparty
Over-the-counter swap agreements:
$52,580	06/30/14	0.450%	1 month LIBOR(1)	$(94,562)	$9,959	$(104,521)	Barclays Bank PLC

(1)   Porfolio pays the fixed rate and receives the floating rate.

(2)   The amount represents the fair value of derivative instruments subject to interest rate contracts risk exposure as of September 30, 2012.

Total return swap agreements outstanding at September 30, 2012:

Counterparty	Termination Date	Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Depreciation(1)
Barclays Bank PLC	01/12/41	$1,375	Receive fixed rate payments on IOS.FN30.400.10 Index and pay variable payments on the one month LIBOR.	$(40,391)	$—	$(40,391)
Barclays Bank PLC	01/12/41	10,485	Receive fixed rate payments on IOS.FN30.450.10 Index and pay variable payments on the one month LIBOR.	(244,607)	—	(244,607)
Barclays Bank PLC	01/12/41	11,541	Receive fixed rate payments on IOS.FN30.500.10 Index and pay variable payments on the one month LIBOR.	(144,094)	—	(144,094)

				$(429,092)	$—	$(429,092)

(1)   The amount represents the fair value of derivative instruments subject to equity contracts risk exposure as of September 30, 2012.

#   Notional amount is shown in U.S. dollars unless otherwise stated.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Preferred Stock	$1,260,212	$—	$—
Warrants	24,951	—	—
Asset-Backed Securities	—	85,384,388	—
Bank Loans	—	53,650,129	1,855,719
Commercial Mortgage-Backed Securities	—	38,241,886	—
Corporate Bonds	—	925,364,417	—
Foreign Government Bonds	—	77,642,019	—
Municipal Bonds	—	10,530,504	—
Residential Mortgage-Backed Securities	—	430,614,972	670,938
U.S. Government Agency Obligations	—	748,973,754	46,052,337
U.S. Treasury Obligations	—	474,843,358	—
Affiliated Money Market Mutual Fund	539,132,889	—	—
Options Purchased	9,569	—	—
Options Written	(210,438)	—	—
Other Financial Instruments*
Futures	(1,360,363)	—	—
Foreign Forward Currency Contracts	—	(3,658,642)	—
Interest Rate Swap	—	(104,521)	—
Total Return Swaps	—	(429,092)	—

Total	$538,856,820	$2,841,053,172	$48,578,994

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities	Bank Loans	Municipal Bonds
Balance as of 12/31/11	$7,699,500	$—	$11,484,324
Accrued discounts/premiums	—	272	—
Realized gain (loss)	—	(139,553)	—
Change in unrealized appreciation (depreciation)**	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers into Level 3	—	1,995,000	—
Transfers out of Level 3	(7,699,500)	—	(11,484,324)

Balance as of 9/30/12	$—	$1,855,719	$—

	Residential Mortgage-Backed Securities	U.S. Government Agency Obligations
Balance as of 12/31/11	$14,873,378	$29,713,571
Accrued discounts/premiums	—	(1,609,105)
Realized gain (loss)	—	(99,771)
Change in unrealized appreciation (depreciation)**	832	457,874
Purchases	670,106	17,589,768
Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(14,873,378)	—

Balance as of 9/30/12	$670,938	$46,052,337

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

**	Of which, $458,706 was included in Net Assets relating to securities held at the reporting period end.

AST WESTERN ASSET CORE PLUS BOND PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, there was one Residential Mortgage-Backed Security, one Asset-Backed Security and two Municipal Bonds transferred out of Level 3 as a result of being priced by a vendor.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by the Valuation Committee, which contain unobservable inputs. Such methodologies include, but are not limited to, using prices provided by a single broker/dealer, the cost of the investment, and broker quotes adjusted for changes in yields of compariable U.S. Government and other securities using fixed income securities valuation model.

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 92.4%
CORPORATE OBLIGATIONS — 1.4%

Metals & Mining — 0.9%
Southern Copper Corp., Sr. Unsec’d. Notes	Baa2	6.750%	04/16/40	$5,215	$5,998,340

Oil, Gas & Consumable Fuels — 0.5%
Reliance Holdings USA, Inc., Gtd. Notes	Baa2	5.400%	02/14/22	2,980	3,174,254

TOTAL CORPORATE OBLIGATIONS (cost $9,216,005)					9,172,594

FOREIGN BONDS — 39.9%

Bermuda — 0.2%
Qtel International Finance Ltd., Gtd. Notes, 144A	A2	4.750%	02/16/21	1,020	1,131,180

Brazil — 1.1%
Centrais Eletricas Brasileiras SA, Sr. Unsec’d. Notes	Baa2	5.750%	10/27/21	620	689,750
Hypermarcas SA, Sr. Unsec’d. Notes	Ba3	6.500%	04/20/21	375	393,112
Hypermarcas SA, Sr. Unsec’d. Notes, 144A	Ba3	6.500%	04/20/21	1,070	1,121,681
Oi SA, Sr. Unsec’d. Notes	Baa2	5.750%	02/10/22	800	838,000
Oi SA, Sr. Unsec’d. Notes, 144A	Baa2	5.750%	02/10/22	2,170	2,273,075
Vale SA, Sr. Unsec’d. Notes	Baa2	5.625%	09/11/42	1,400	1,424,249

					6,739,867

British Virgin Islands — 0.4%
Sinochem Overseas Capital Co. Ltd., Gtd. Notes, 144A	Baa1	4.500%	11/12/20	2,100	2,233,793

Canada — 0.4%
Pacific Rubiales Energy Corp., Gtd. Notes	Ba2	7.250%	12/12/21	2,250	2,610,497

Cayman Islands — 5.6%
Braskem Finance Ltd., Gtd. Notes	Baa3	7.000%	05/07/20	2,690	3,093,500
Odebrecht Finance Ltd., Gtd. Notes, 144A	Baa3	5.125%	06/26/22	5,027	5,353,755
Odebrecht Finance Ltd., Gtd. Notes, 144A	Baa3	6.000%	04/05/23	800	888,000
Petrobras International Finance Co., Gtd. Notes	A3	5.375%	01/27/21	3,530	3,977,502
Petrobras International Finance Co., Gtd. Notes	A3	6.750%	01/27/41	6,920	8,588,716
Vale Overseas Ltd., Gtd. Notes	Baa2	4.375%	01/11/22	5,000	5,255,805
Vale Overseas Ltd., Gtd. Notes	Baa2	6.875%	11/21/36	7,310	8,464,088

					35,621,366

Chile — 2.3%
AES Gener SA, Sr. Unsec’d. Notes	Baa3	5.250%	08/15/21	400	443,540
AES Gener SA, Sr. Unsec’d. Notes, 144A	Baa3	5.250%	08/15/21	1,020	1,131,455
Banco del Estado de Chile, Sr. Unsec’d. Notes, 144A	Aa3	3.875%	02/08/22	1,220	1,295,077
Celulosa Arauco y Constitucion SA, Sr. Unsec’d. Notes	Baa2	4.750%	01/11/22	1,460	1,524,558
Colbun SA, Sr. Unsec’d. Notes	BBB-(d)	6.000%	01/21/20	2,140	2,403,173
Corp. Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	A1	3.000%	07/17/22	5,430	5,472,609
Inversiones CMPC SA, Gtd. Notes	Baa2	4.500%	04/25/22	320	332,014
Inversiones CMPC SA, Gtd. Notes, 144A	Baa2	4.500%	04/25/22	1,970	2,046,466

					14,648,892

Colombia — 1.6%
Ecopetrol SA, Sr. Unsec’d. Notes	Baa2	7.625%	07/23/19	3,540	4,531,200

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Colombia (cont’d.)
Empresas Publicas de Medellin ESP, Sr. Unsec’d. Notes	Baa3	7.625%	07/29/19		$1,100	$1,388,750
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes	Baa3	5.700%	03/20/22		575	618,125
Transportadora de Gas Internacional SA ESP, Sr. Unsec’d. Notes, 144A	Baa3	5.700%	03/20/22		3,640	3,913,000

						10,451,075

Germany — 0.2%
Rearden G Holdings EINS GmbH, Gtd. Notes	B1	7.875%	03/30/20		200	220,491
Rearden G Holdings EINS GmbH, Gtd. Notes, 144A	B1	7.875%	03/30/20		1,175	1,295,438

						1,515,929

India — 0.1%
ICICI Bank Ltd., Sr. Unsec’d. Notes, MTN	Baa2	4.750%	11/25/16		880	911,329

Indonesia — 2.8%
Pertamina Persero PT, Sr. Unsec’d. Notes	Baa3	6.000%	05/03/42		4,700	5,124,410
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	Ba1	5.500%	11/22/21		2,825	3,160,469
Republic of Indonesia, Unsec’d. Notes, 144A	NR	7.000%	05/17/22	IDR	83,050,000	9,258,630

						17,543,509

Ireland — 1.2%
Novatek OAO via Novatek Finance Ltd., Sr. Unsec’d. Notes, 144A	Baa3	6.604%	02/03/21		2,710	3,167,448
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Unsec’d. Notes	Ba3	6.493%	02/02/16		800	840,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Unsec’d. Notes, 144A	Ba3	6.493%	02/02/16		3,480	3,654,000

						7,661,448

Kazakhstan — 1.4%
KazMunayGas National Co., Sr. Unsec’d. Notes	Baa3	7.000%	05/05/20		7,460	9,157,150

Luxembourg — 3.1%
CSN Resources SA, Gtd. Notes	Ba1	6.500%	07/21/20		2,845	3,065,487
Evraz Group SA, Sr. Unsec’d. Notes	B1	6.750%	04/27/18		6,220	6,173,350
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes	Baa1	6.299%	05/15/17		2,795	3,073,689
TNK-BP Finance SA, Gtd. Notes	Baa2	7.875%	03/13/18		6,340	7,671,400

						19,983,926

Malaysia — 3.3%
Malaysia Government, Sr. Unsec’d. Notes	A3	4.262%	09/15/16	MYR	27,320	9,273,122
Petronas Capital Ltd., Gtd. Notes	A1	5.250%	08/12/19		9,800	11,599,055

						20,872,177

Mexico — 10.5%
America Movil SAB de CV, Sr. Unsec’d. Notes	A2	3.125%	07/16/22		4,520	4,657,779
Cemex SAB de CV, Sr. Sec’d. Notes	B-(d)	9.000%	01/11/18		5,220	5,220,000
Grupo Televisa SAB, Sr. Unsec’d. Notes	Baa1	6.625%	01/15/40		3,460	4,564,685
Mexican Bonos, Bonds	Baa1	6.500%	06/09/22	MXN	180,640	15,261,977
Mexican Bonos, Bonds	Baa1	8.500%	11/18/38	MXN	96,430	9,362,237
Mexichem SAB de CV, Sr. Unsec’d. Notes, 144A	Ba1	4.875%	09/19/22		1,750	1,776,250

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
FOREIGN BONDS (Continued)

Mexico (cont’d.)
Petroleos Mexicanos, Gtd. Notes	Baa1	4.875%	01/24/22		$14,030	$15,853,900
Petroleos Mexicanos, Gtd. Notes	Baa1	6.500%	06/02/41		8,420	10,495,530

						67,192,358

Netherlands — 2.0%
Indosat Palapa Co. BV, Gtd. Notes	Ba1	7.375%	07/29/20		200	227,000
Indosat Palapa Co. BV, Gtd. Notes, 144A	Ba1	7.375%	07/29/20		1,510	1,713,850
Lukoil International Finance BV, Gtd. Notes	Baa2	6.656%	06/07/22		5,190	6,229,194
VimpelCom Holdings BV, Gtd. Notes	Ba3	7.504%	03/01/22		4,550	4,771,812

						12,941,856

Peru — 1.0%
Peru Government Bond, Sr. Unsec’d. Notes	Baa2	7.840%	08/12/20	PEN	13,130	6,260,445

Qatar — 0.7%
Ras Laffan Liquefied Natural Gas Co. Ltd. III, Sr. Sec’d. Notes	Aa3	6.750%	09/30/19		3,640	4,559,100

Trinidad & Tobago — 0.4%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes, 144A	Baa3	9.750%	08/14/19		1,780	2,287,300

United Arab Emirates — 0.7%
Dolphin Energy Ltd., Sr. Sec’d. Notes	A1	5.500%	12/15/21		4,020	4,649,130

United Kingdom — 0.9%
Vedanta Resources PLC, Sr. Unsec’d. Notes	Ba3	6.750%	06/07/16		2,540	2,508,250
Vedanta Resources PLC, Sr. Unsec’d. Notes	Ba2	9.500%	07/18/18		1,650	1,695,375
Vedanta Resources PLC, Sr. Unsec’d. Notes, 144A	Ba2	9.500%	07/18/18		1,780	1,828,950

						6,032,575

TOTAL FOREIGN BONDS (cost $252,553,889)						255,004,902

SOVEREIGN ISSUES — 51.1%

Sovereign Issues — 51.1%
Argentina Boden Bonds (Argentina), Sr. Unsec’d. Notes	NR	7.000%	10/03/15		6,960	6,639,840
Argentine Republic Government International (Argentina), Sr. Unsec’d. Notes	NR	8.280%	12/31/33		11,682	9,170,567
Argentine Republic Government International (Argentina), Sr. Unsec’d. Notes	NR	8.750%	06/02/17		1,915	1,867,125
Chile Government International (Chile), Sr. Unsec’d. Notes	Aa3	3.250%	09/14/21		2,270	2,457,275
Panama Government International (Panama), Sr. Unsec’d. Notes	Baa3	6.700%	01/26/36		6,445	9,055,225
Philippine Government International (Philippines), Sr. Unsec’d. Notes	Ba2	4.000%	01/15/21		2,960	3,307,800
Philippine Government International (Philippines), Sr. Unsec’d. Notes	Ba2	5.500%	03/30/26		3,620	4,538,575
Poland Government International (Poland), Sr. Unsec’d. Notes	A2	5.000%	03/23/22		15,180	17,608,800
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	4.875%	01/22/21		9,700	11,591,500
Republic of Brazil (Brazil), Sr. Unsec’d. Notes	Baa2	5.625%	01/07/41		10,145	12,985,600
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	Baa3	4.375%	07/12/21		11,410	13,138,615

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SOVEREIGN ISSUES (Continued)

Sovereign Issues (cont’d.)
Republic of Colombia (Colombia), Sr. Unsec’d. Notes	Baa3	6.125%	01/18/41	$7,290	$9,877,950
Republic of Indonesia (Indonesia), Unsec’d. Notes	Baa3	3.750%	04/25/22	9,780	10,342,350
Republic of Indonesia (Indonesia), Unsec’d. Notes	Baa3	5.250%	01/17/42	10,155	11,580,762
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa3	5.625%	11/18/50	10,260	13,363,650
Republic of Peru (Peru), Sr. Unsec’d. Notes	Baa3	7.125%	03/30/19	15,490	20,524,250
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Ba1	6.250%	09/26/22	18,280	21,875,676
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Ba2	6.750%	05/30/40	8,860	11,174,675
Republic of Turkey (Turkey), Sr. Unsec’d. Notes	Ba2	7.500%	07/14/17	14,710	17,652,000
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes	Baa1	7.500%	03/31/30	26,750	33,772,064
Russian Foreign Bond (Russia), Sr. Unsec’d. Notes, 144A	Baa1	5.625%	04/04/42	8,800	10,560,880
United Mexican States (Mexico), Sr. Unsec’d. Notes	Baa1	3.625%	03/15/22	11,640	12,693,420
United Mexican States (Mexico), Sr. Unsec’d. Notes, MTN	Baa1	4.750%	03/08/44	2,400	2,670,000
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes	B2	5.750%	02/26/16	3,000	2,733,750
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes	B2	7.750%	10/13/19	49,280	42,504,000
Venezuela Government International (Venezuela), Sr. Unsec’d. Notes	B2	9.250%	09/15/27	14,080	12,693,120

TOTAL SOVEREIGN ISSUES (cost $322,466,563)					326,379,469

TOTAL LONG-TERM INVESTMENTS (cost $584,236,457)					590,556,965

				Shares
SHORT-TERM INVESTMENTS — 6.1%
AFFILIATED MONEY MARKET MUTUAL FUND — 4.1%
Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $26,283,826)(w)				26,283,826	26,283,826

				Principal Amount (000)#
U.S. GOVERNMENT AGENCY OBLIGATION(n) — 2.0%
Federal Home Loan Mortgage Corp. (cost $12,396,931)		0.110%	12/21/12	$12,400	12,398,884

TOTAL SHORT-TERM INVESTMENTS
(cost $38,680,757)					38,682,710

TOTAL INVESTMENTS — 98.5%
(cost $622,917,214)					629,239,675
Other assets in excess of liabilities(x) — 1.5%					9,547,794

NET ASSETS — 100.0%					$638,787,469

The following abbreviations are used in the Portfolio descriptions:

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Non Rated by Moody’s or Standard & Poor’s
BRL	Brazilian Real
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
†	The ratings reflected are as of September 30, 2012. Ratings of certain bonds may have changed subsequent to that date. The Portfolio’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(d)	Standard & Poor’s rating.
(n)	Rates shown are the effective yields at purchase date.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(x)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at September 30, 2012:

Purchase Contracts	Counterparty		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)(1)
Brazilian Real,
Expiring 11/16/12	Bank of America	BRL	7,222	$3,540,196	$3,540,031	$(165)
Expiring 11/16/12	Citigroup Global Markets	BRL	5,100	2,496,329	2,499,884	3,555
Expiring 11/16/12	Goldman Sachs & Co.	BRL	21,798	10,642,355	10,684,636	42,281
Expiring 11/16/12	Goldman Sachs & Co.	BRL	5,600	2,715,152	2,744,971	29,819
Expiring 11/16/12	Goldman Sachs & Co.	BRL	5,350	2,605,054	2,622,427	17,373

				$21,999,086	$22,091,949	$92,863

(1)	The amount represents fair value of derivative instruments subject to foreign exchange contracts risk exposure as of September 30, 2012.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices generally in active markets for identical securities.

Level 2 –	other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 –	significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Corporate Obligations	$—	$9,172,594	$—
Foreign Bonds	—	245,746,272	9,258,630
Sovereign Issues	—	326,379,469	—
U.S. Government Agency Obligation	—	12,398,884	—
Affiliated Money Market Mutual Fund	26,283,826	—	—
Other Financial Instruments*
Foreign Forward Currency Contracts	—	92,863	—

Total	$26,283,826	$593,790,082	$9,258,630

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (CONTINUED)

SCHEDULE OF INVESTMENTS	September 30, 2012 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Foreign Bond
Balance as of 8/20/12***	$—
Accrued discounts/premiums	(2,514)
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)**	(38,950)
Purchases	9,300,094
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 9/30/12	$9,258,630

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

** Of which, $(38,950) was included in Net Assets relating to securities held at the reporting period end.

*** Commencement of operations.

Included in the table above, under level 3 securities, is a security fair valued using broker quotes as adjusted for changes in yields of comparable U.S. Government and other securities, using fixed income securities valuation models.

The industry classification of investments and other assets in excess of liabilites shown as a percentage of net assets as of

September 30, 2012 were as follows:

Sovereign Issues	51.1%
Foreign Bonds	39.9
Affiliated Money Market Mutual Fund	4.1
U.S. Government Agency Obligation	2.0
Metals & Mining	0.9
Oil, Gas & Consumable Fuels	0.5

98.5
Other assets in excess of liabilities	1.5

100.0%

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: The Portfolios hold portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to AST Investment Services, Inc. and Prudential Investments LLC (“PI”); the co-managers (together the “Investment Manager” through the adoption of Valuation Procedures for valuation of the Portfolio’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Portfolios to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not reprsentative of the fair values of the securities. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Portfolio’s investments, which are summarized in the three broad level hierarchies based on any observable inputs ued as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Portfolio’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, issued and guaranteed obligations, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event that there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Certain Portfolios invest in the Prudential Core Short-Term Bond Fund, pursuant to an exemptive order received from the Securities and Exchange Commission, and in the Prudential Core Taxable Money Market Fund, each a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Trust is available in the most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Advanced Series Trust

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert F. O’Donnell
Robert F. O’Donnell
President and Principal Executive Officer

Date	November 19, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	November 19, 2012

* Print the name and title of each signing officer under his or her signature.